                                                     AIM GLOBAL REAL ESTATE FUND

                                                                     PROSPECTUS
                                                                 April 29, 2005

AIM Global Real Estate Fund seeks to achieve high total return.

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This prospectus contains important information about the Class A, B, C and R
Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

Investments in the fund:
- are not FDIC insured;
- may lose value; and
- are not guaranteed by a bank.
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                          ---------------------------
                          AIM GLOBAL REAL ESTATE FUND
                          ---------------------------

TABLE OF CONTENTS
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
INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
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DISCLOSURE OF PORTFOLIO HOLDINGS                     2
------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

Hypothetical Investment and Expense
  Information                                        4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisors                                         5

Portfolio Managers                                   6

Advisor Compensation                                 6

OTHER INFORMATION                                    6
------------------------------------------------------
Sales Charges                                        6

Dividends and Distributions                          6

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Excessive Short-Term Trading Activity
  Disclosures                                      A-5

Purchasing Shares                                  A-7

Redeeming Shares                                   A-9

Exchanging Shares                                 A-11

Pricing of Shares                                 A-14

Taxes                                             A-15

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ---------------------------
                          AIM GLOBAL REAL ESTATE FUND
                          ---------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve high total return through growth of capital and current income. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

    The fund may invest in equity, debt or convertible securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The fund will limit its investment in debt securities unrelated to real estate to those that are investment-grade or deemed by the fund's portfolio managers to be of comparable quality.

    The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. The fund intends to maintain a risk profile similar to the EPRA/NAREIT Global Real Estate Index.

    The fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., "junk bonds." For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers allocate the fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers utilize fundamental real estate analysis and quantitative securities analysis to select investments for the fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating relative return potential among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The issuer of a debt security may default or otherwise be unable to honor a financial obligation.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

                          ---------------------------
                          AIM GLOBAL REAL ESTATE FUND
                          ---------------------------

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Also, synthetic instruments are subject to counter party risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.

    The fund could conceivably hold real estate directly if a company defaults on debt securities the fund owns. In that event, an investment in the fund may have additional risks relating to direct ownership in real estate, including difficulties in valuing and trading real estate, declines in value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.

    The value of the fund's investment in REITs or real estate operating companies is affected by the factors listed above, as well as the management skill of the persons managing the REIT or real estate operating companies. Since REITs and real estate operating companies have expenses of their own, you will bear a proportionate share of those expenses in addition to those of the fund. Because the fund focuses its investments in REITs, real estate operating companies and other companies related to the real estate industry, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                          ---------------------------
                          AIM GLOBAL REAL ESTATE FUND
                          ---------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------

(fees paid directly from
YOUR INVESTMENT)                     CLASS A    CLASS B    CLASS C    CLASS R
------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on Purchases
(as a percentage of
offering price)                       5.50%       None       None       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)           None(1,2)  5.00%     1.00%       None(3)
Redemption/Exchange Fee
(as a percentage of amount
redeemed/exchanged)                  2.00%(4)   2.00%(4)   2.00%(4)   2.00%(4)
------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(5)
-------------------------------------------------------------

(expenses that are deducted
FROM FUND ASSETS)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                              0.75%     0.75%     0.75%     0.75%

Distribution and/or
Service (12b-1) Fees                         0.35      1.00      1.00      0.50

Other Expenses(6)                            0.75%     0.75%     0.75%     0.75%

Total Annual Fund
Operating Expenses                           1.85      2.50      2.50      2.00
Waiver(7)                                    0.35%     0.35%     0.35%     0.35%
Net Annual Fund Operating Expenses           1.50%     2.15%     2.15%     1.65%
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) You may be charged a 2.00% fee on redemptions or exchanges of Class A, Class B, Class C and Class R shares held 30 days or less. See "Shareholders Information -- Redeeming Shares -- Redemption Fee" for more information.
(5) There is no guarantee that actual expenses will be the same as those shown in the table.
(6) Other expenses are based on estimated average net assets for the current fiscal year.
(7) The advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class R shares to 1.50%, 2.15%, 2.15% and 1.65% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through July 31, 2006.
If your account is managed by a financial institution, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS
-----------------------------------------------------------
Class A                                     $694    $1,068
Class B                                      718     1,045
Class C                                      318       745
Class R                                      168       594
-----------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS
-----------------------------------------------------------
Class A                                     $694    $1,068
Class B                                      218       745
Class C                                      218       745
Class R                                      168       594
-----------------------------------------------------------

                          ---------------------------
                          AIM GLOBAL REAL ESTATE FUND
                          ---------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

AIM GLOBAL REAL ESTATE FUND
CLASS A--ANNUAL EXPENSE
RATIO 1.50%                     YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
-------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%       34.01%       40.71%
Cumulative Return After
  Expenses                         3.50%           7.12%       10.87%       14.75%       18.77%       22.93%       27.23%
End of Year Balance           $10,350.00      $10.712.25   $11,087.18   $11,475.23   $11,876.86   $12.292.55   $12,722.79
Estimated Annual Expenses     $   152.63      $   157.97   $   163.50   $   169.22   $   175.14   $   181.27   $   187.62
-------------------------------------------------------------------------------------------------------------------------

AIM GLOBAL REAL ESTATE FUND
CLASS A--ANNUAL EXPENSE
RATIO 1.50%                     YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        31.68%       36.29%       41.06%
End of Year Balance           $13,168.09   $13,628.97   $14,105.99
Estimated Annual Expenses     $   194.18   $   200.98   $   208.01
-----------------------------------------------------------------------------

AIM GLOBAL REAL ESTATE FUND
CLASS B--ANNUAL EXPENSE
RATIO 2.15%                     YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
-------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%       34.01%       40.71%
Cumulative Return After
  Expenses                         2.85%           5.78%        8.80%       11.90%       15.09%       18.37%       21.74%
End of Year Balance           $10,285.00      $10,578.12   $10,879.60   $11,189.67   $11,508.57   $11,836.57   $12,173.91
Estimated Annual Expenses     $   218.06      $   224.28   $   230.67   $   237.24   $   244.01   $   250.96   $   258.11
-------------------------------------------------------------------------------------------------------------------------

AIM GLOBAL REAL ESTATE FUND
CLASS B--ANNUAL EXPENSE
RATIO 2.15%                     YEAR 8       YEAR 9      YEAR 10
-------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                        47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        25.21%       29.59%       34.13%
End of Year Balance           $12,520.87   $12,959.10   $13,412.66
Estimated Annual Expenses     $   265.47   $   191.10   $   197.79
-------------------------------------------------------------------------------------------------------------------------

AIM GLOBAL REAL ESTATE FUND
CLASS C--ANNUAL EXPENSE
RATIO 2.15%                     YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
-------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%       34.01%       40.71%
Cumulative Return After
  Expenses                         2.85%           5.78%        8.80%       11.90%       15.09%       18.37%       21.74%
End of Year Balance           $10,285.00      $10,578.12   $10,879.60   $11,189.67   $11,508.57   $11,836.57   $12,173.91
Estimated Annual Expenses     $   218.06      $   224.28   $   230.67   $   237.24   $   244.01   $   250.96   $   258.11
-------------------------------------------------------------------------------------------------------------------------

AIM GLOBAL REAL ESTATE FUND
CLASS C--ANNUAL EXPENSE
RATIO 2.15%                     YEAR 8       YEAR 9      YEAR 10
-------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                        47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        25.21%       28.78%       32.45%
End of Year Balance           $12,520.87   $12,877.71   $13,244.73
Estimated Annual Expenses     $   265.47   $   273.03   $   280.82
-------------------------------------------------------------------------------------------------------------------------

AIM GLOBAL REAL ESTATE FUND
CLASS R--ANNUAL EXPENSE
RATIO 1.65%                     YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
-------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%       34.01%       40.71%
Cumulative Return After
  Expenses                         3.35%           6.81%       10.39%       14.09%       17.91%       21.86%       25.94%
End of Year Balance           $10,335.00      $10,681.22   $11,039.04   $11,408.85   $11,791.05   $12,186.05   $12,594.28
Estimated Annual Expenses     $   167.76      $   173.38   $   179.19   $   185.20   $   191.40   $   197.81   $   204.44
-------------------------------------------------------------------------------------------------------------------------

AIM GLOBAL REAL ESTATE FUND
CLASS R--ANNUAL EXPENSE
RATIO 1.65%                     YEAR 8       YEAR 9      YEAR 10
-------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                        47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        30.16%       34.52%       39.03%
End of Year Balance           $13,016.19   $13,452.23   $13,902.88
Estimated Annual Expenses     $   211.29   $   218.36   $   225.68
-------------------------------------------------------------------------------------------------------------------------

                          ---------------------------
                          AIM GLOBAL REAL ESTATE FUND
                          ---------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. INVESCO Institutional (N.A.), Inc. (INVESCO Real Estate) (the subadvisor) is located at Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240. The subadvisor is responsible for the fund's day-to-day management, including the fund's investment decisions and the execution of securities transactions with respect to the fund.

    The advisor has acted as an investment advisor since its organization in 1976 and the subadvisor has acted as an investment advisor and qualified professional asset manager since 1979. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.

    At the request of the trustees of the AIM funds, AMVESCAP PLC (AMVESCAP), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such funds related to market timing matters.

    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.

    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.

    A number of private civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other private civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes, improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements.

    Additional civil lawsuits related to the above or other issues may be filed by private litigants or by regulators against the AIM funds, IFG, AIM and/or related entities and individuals in the future.

    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require

                          ---------------------------
                          AIM GLOBAL REAL ESTATE FUND
                          ---------------------------

the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

PORTFOLIO MANAGERS

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Joe V. Rodriguez, Jr. (lead manager), Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the subadvisor and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the funds' investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.

- Mark Blackburn, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the subadvisor and/or its affiliates since 1998.

- James W. Trowbridge, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the subadvisor and/or its affiliates since 1989.

They are assisted by the subadvisor's Real Estate Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus. The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

ADVISOR COMPENSATION

The advisor is to receive a fee from the fund calculated at the annual rate of 0.75% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Global Real Estate Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares and pays dividends, if any, quarterly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(4)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales  deferred sales      contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(7)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%           1.00%               0.45%             0.50%             0.25%(3)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")(3)

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares  convert to Class    convert to        convert to        convert to
                       Class A shares    at the end of     A shares          Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(5)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-        to retirement     to employee       except as
  investors            funds             than              term investors    plans,            benefit           described in
                                         $100,000(6)                         educational       plans(9)          the
                                                         - Purchase          savings                             "Purchasing
                                                         orders limited      programs and                        Shares --
                                                           to amount less    wrap programs                       Grandfathered
                                                           than                                                  Investors"
                                                           $1,000,000(8)                                         section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Class A shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.

(4) Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(7) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


(8) Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(9) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.
  ------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of the funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

    ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of the funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing the funds on the financial advisor's funds sales system, placing the funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including the funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of the funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on the funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    ADI Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of the funds or retain shares of the funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the funds with respect to those assets.

    You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you

                                                                      MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder's accounts other than exchanges into a money market fund. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the practical limitations described above.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a

MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

ADI has the discretion to accept orders for lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM International Small Company Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Real Estate Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. For funds
                                   other than Premier Portfolio, Premier
                                   Tax-Exempt Portfolio and Premier U.S.
                                   Government Money Portfolio, the transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must receive your call before
                                   the last net asset value determination on a
                                   business day in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts may be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. For funds other
                                   than Premier Portfolio, Premier Tax-Exempt
                                   Portfolio and Premier U.S. Government Money
                                   Portfolio, the transfer agent must confirm
                                   your transaction during the hours of the
                                   customary trading session of the NYSE in
                                   order to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must confirm your transaction
                                   before the last net asset value
                                   determination on a business day in order to
                                   effect the redemption at that day's closing
                                   price.

--------------------------------------------------------------------------------

                                                                      MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                                  EXCHANGE TO                                ALLOWED                  PROHIBITED
------------------------------------------------------------------------------------------------------------------------------------
Class A                  Class A, A3, Investor Class, or AIM Cash Reserve
                         Shares. Exceptions are:
                         - Class A Shares of AIM Limited   Maturity Treasury
                         Fund and AIM Tax-Free Intermediate Fund are currently
                           closed to new investors.
                         - Class A Shares of AIM Limited   Maturity Treasury                             X
                         Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free
                           Intermediate Fund cannot be exchanged for Class A3
                           Shares of those funds.
                         - Investor Class Shares of all   funds are currently
                         offered to new investors only on a limited basis.
------------------------------------------------------------------------------------------------------------------------------------
Class A                  Class B, C, K, R, Institutional Class Shares or Shares
                         of the AIM Summit Fund.                                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Class A3                 Class A, A3, Investor Class, or AIM Cash Reserve
                         Shares. Exceptions are:
                         - Class A3 Shares of AIM Limited   Maturity Treasury
                         Fund and AIM Tax-Free Intermediate Fund cannot be                               X
                           exchanged for Class A Shares of those funds.
                         - Investor Class Shares of all   funds are currently
                         offered to new investors only on a limited basis.
------------------------------------------------------------------------------------------------------------------------------------
Class A3                 Class B, C, K, R, Institutional Class Shares, or shares
                         of AIM Summit Fund.                                                                                       X
------------------------------------------------------------------------------------------------------------------------------------
Class B                  Class B. Exceptions are:
                         - Class B Shares of other funds   cannot be exchanged                           X
                         for Class B Shares of AIM Floating Rate Fund.
------------------------------------------------------------------------------------------------------------------------------------
Class B                  Class A, A3, C, K, R, AIM Cash Reserve Shares,
                         Institutional, Investor Class Shares, or shares of AIM                                                    X
                         Summit Fund.
------------------------------------------------------------------------------------------------------------------------------------
Class C                  Class C. Exceptions are:
                         - Class C shares of other funds   cannot be exchanged                           X
                         for Class C shares of AIM Floating Rate Fund.
------------------------------------------------------------------------------------------------------------------------------------
Class C                  Class A, A3, B, K, R, AIM Cash Reserve Shares,
                         Institutional, Investor Class shares or shares of AIM                                                     X
                         Summit Fund.
------------------------------------------------------------------------------------------------------------------------------------
Class K                  Class K                                                                         X
------------------------------------------------------------------------------------------------------------------------------------
Class K                  Class A, A3, B, C, R, AIM Cash Reserve Shares,
                         Institutional, Investor Class shares, or shares of AIM                                                    X
                         Summit Fund.
------------------------------------------------------------------------------------------------------------------------------------
Class R                  Class R                                                                         X
------------------------------------------------------------------------------------------------------------------------------------
Class R                  Class A, A3, B, C, K, AIM Cash Reserve Shares,
                         Institutional, Investor Class shares, or shares of AIM                                                    X
                         Summit Fund.
------------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares  Class A, A3, B, C, R, or Investor Class shares.
                         Exceptions are:
                         - Class A shares of AIM Limited   Maturity Treasury
                         Fund and AIM Tax-Free Intermediate Fund are currently
                           closed to new investors.
                         - Shares to be exchanged for   Class B, C or R shares                           X
                         must not have been acquired by exchange from Class A
                           shares of any fund.
                         - Investor Class Shares of all   funds are currently
                         offered to new investors only on a limited basis.
------------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares  Class K, Institutional Class shares, or shares of AIM
                         Summit Fund.                                                                                              X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Class      Institutional Class                                                             X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Class      Class A, A3, B, C, K, R, AIM Cash Reserve Shares,
                         Investor Class shares, or shares of AIM Summit Fund.                                                      X
------------------------------------------------------------------------------------------------------------------------------------
Investor Class           A, A3, or Investor Class. Exceptions are:
                         - Investor Class shares cannot   be exchanged for Class
                         A shares of any fund which offers Investor Class
                           shares.                                                                       X
                         - Class A shares of AIM Limited   Maturity Treasury
                         Fund and AIM Tax-Free Intermediate Fund are currently
                           closed to new investors.
------------------------------------------------------------------------------------------------------------------------------------
Investor Class           Class B, C, K, R, AIM Cash Reserve Shares,
                         Institutional Class shares, or shares of AIM Summit                                                       X
                         Fund.
------------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund          Class A, A3, or AIM Cash Reserve Shares. Exceptions
                         are:
                         - Class A shares of AIM Limited   Maturity Treasury                             X
                         Fund and AIM Tax-Free Intermediate Fund are currently
                           closed to new investors.
------------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund          Class B, C, K, R, Institutional or Investor Class
                         shares.                                                                                                   X
------------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

                                                                      MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:
(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.
(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (b) Class A shares of another Fund, but only if

          (i)  you acquired the original shares before May 1, 1994; or
         (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares


         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


         (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or
(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for


     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or


     (b) Class A shares of AIM Tax-Exempt Cash Fund.
You will not pay a CDSC or other sales charge when exchanging:
(1) Class A shares for other Class A shares;
(2) Class B shares for other Class B shares;
(3) Class C shares for other Class C shares;
(4) Class K shares for other Class K shares;
(5) Class R shares for other Class R shares.
EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:
(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;
(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.
For shares purchased on or after November 15, 2001, you may not exchange:
(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.
EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by

MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of

                                                                      MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

    For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

    For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

  The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.


  TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the

MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--04/05

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 and

BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Global Real Estate Fund
   SEC 1940 Act file number: 811-5686
----------------------------------------

AIMinvestments.com     GRE-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                         AIM INVESTMENT SECURITIES FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                                   ----------

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE CLASS A, CLASS A3, CLASS B, CLASS C, CLASS R, AND INVESTOR CLASS SHARES, AND AIM CASH RESERVE SHARES, AS APPLICABLE, OF EACH PORTFOLIO (EACH A "FUND", COLLECTIVELY THE "FUNDS") OF AIM INVESTMENT SECURITIES FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASS A, CLASS A3, CLASS B, CLASS C, CLASS R, AND INVESTOR CLASS SHARES AND AIM CASH RESERVE SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:




                          AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                                  OR BY CALLING
                                 (800) 959-4246


                                   ----------


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 29, 2005, RELATES TO THE CLASS A, CLASS A3, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES AND AIM CASH RESERVE SHARES, AS APPLICABLE, OF THE FOLLOWING PROSPECTUSES:

                              FUND                                                             DATED
                              ----                                                             -----
                    AIM GLOBAL REAL ESTATE FUND                                           APRIL 29, 2005
                        AIM HIGH YIELD FUND                                              NOVEMBER 23, 2004
                          AIM INCOME FUND                                                NOVEMBER 23, 2004
                 AIM INTERMEDIATE GOVERNMENT FUND                                        NOVEMBER 23, 2004
                AIM LIMITED MATURITY TREASURY FUND                                       NOVEMBER 23, 2004
                       AIM MONEY MARKET FUND                                             NOVEMBER 23, 2004
                      AIM MUNICIPAL BOND FUND                                            NOVEMBER 23, 2004
                       AIM REAL ESTATE FUND                                              NOVEMBER 23, 2004
                     AIM SHORT TERM BOND FUND                                            NOVEMBER 23, 2004
                    AIM TOTAL RETURN BOND FUND                                           NOVEMBER 23, 2004

                         AIM INVESTMENT SECURITIES FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                                                                PAGE
GENERAL INFORMATION ABOUT THE TRUST...............................................................................1
         Fund History.............................................................................................1
         Shares of Beneficial Interest............................................................................2
         Policies and Procedures for Disclosure of Fund Holdings..................................................4

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS..........................................................7
         Classification...........................................................................................7
         Investment Strategies and Risks..........................................................................7
                  Equity Investments.............................................................................11
                  Foreign Investments............................................................................11
                  Debt Investments...............................................................................13
                  Other Investments..............................................................................20
                  Investment Techniques..........................................................................22
                  Derivatives....................................................................................27
         Fund Policies...........................................................................................34
         Temporary Defensive Positions...........................................................................38

MANAGEMENT OF THE TRUST..........................................................................................38
         Board of Trustees.......................................................................................38
         Management Information..................................................................................38
                  Trustee Ownership of Fund Shares...............................................................41
                  Factors Considered in Approving the Investment Advisory Agreement..............................41
         Compensation............................................................................................45
                  Retirement Plan For Trustees...................................................................45
                  Deferred Compensation Agreements...............................................................45
                  Purchase of Class A Shares of the Funds at Net Asset Value.....................................46
         Codes of Ethics.........................................................................................46
         Proxy Voting Policies...................................................................................46

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................47

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................47
         Investment Advisor......................................................................................47
         Investment Sub-Advisor..................................................................................49
                  Portfolio Managers.............................................................................49
                  Securities Lending Arrangements................................................................50
         Service Agreements......................................................................................50
         Other Service Providers.................................................................................50

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................51
         Brokerage Transactions..................................................................................51
         Commissions.............................................................................................52
         Brokerage Selection.....................................................................................52
         Directed Brokerage (Research Services)..................................................................53
         Regular Brokers or Dealers..............................................................................53
         Allocation of Portfolio Transactions....................................................................54
         Allocation of Initial Public Offering ("IPO") Transactions..............................................54

PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................54
         Purchase and Redemption of Shares.......................................................................54


         Offering Price..........................................................................................73
         Redemption In Kind......................................................................................75
         Backup Withholding......................................................................................76

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................77
         Dividends and Distributions.............................................................................77
         Tax Matters.............................................................................................78

DISTRIBUTION OF SECURITIES.......................................................................................86
         Distribution Plans......................................................................................86
         Distributor.............................................................................................89

CALCULATION OF PERFORMANCE DATA..................................................................................90

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING..........................................98

REGULATORY INQUIRIES AND PENDING LITIGATION......................................................................99



APPENDICIES:

RATINGS OF DEBT SECURITIES......................................................................................A-1

TRUSTEES AND OFFICERS...........................................................................................B-1

TRUSTEE COMPENSATION TABLE......................................................................................C-1

PROXY POLICIES AND PROCEDURES...................................................................................D-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................E-1

MANAGEMENT FEES.................................................................................................F-1

PORTFOLIO MANAGERS..............................................................................................G-1

ADMINISTRATIVE SERVICES FEES....................................................................................H-1

BROKERAGE COMMISSIONS...........................................................................................I-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASE OF SECURITIES OF REGULAR BROKERS OR DEALERS.................J-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS.........................................K-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS...................................................L-1

TOTAL SALES CHARGES.............................................................................................M-1

PERFORMANCE DATA................................................................................................N-1

REGULATORY INQUIRIES AND PENDING LITIGATION.....................................................................O-1

FINANCIAL STATEMENTS.............................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         AIM Investment Securities Fund (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of ten separate portfolios: AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         The Trust was originally organized as a Maryland corporation on November 4, 1988. Pursuant to an Agreement and Plan of Reorganization, AIM Limited Maturity Treasury Fund was reorganized on October 15, 1993 as a series portfolio of the Trust. Pursuant to another Agreement and Plan of Reorganization, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund were reorganized on June 1, 2000 as series portfolios of the Trust. In connection with their reorganization as series portfolios of the Trust, the fiscal year end of each of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund changed from December 31 to July 31. Pursuant to another Agreement and Plan of Reorganization, AIM Real Estate Fund was reorganized on October 29, 2003 as a series portfolio of the Trust. AIM Global Real Estate Fund commenced operations as a series of the Trust.

         AIM Limited Maturity Treasury Fund succeeded to the assets and assumed the liabilities of a series portfolio with a corresponding name (the "Predecessor Fund") of Short-Term Investments Co., a Massachusetts business trust, on October 15, 1993. All historical financial information and other information contained in this Statement of Additional Information for periods prior to October 15, 1993, relating to AIM Limited Maturity Treasury Fund (or a class thereof) is that of the Predecessor Fund (or a corresponding class thereof). AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund succeeded to the assets and assumed the liabilities of series portfolios with corresponding names (the "Predecessor Funds") of AIM Funds Group, a Delaware business trust, on June 1, 2000. All historical financial information and other information contained in this Statement of Additional Information for periods prior to June 1, 2000, relating to AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund or AIM Municipal Bond Fund (or any classes thereof) is that of the Predecessor Funds (or the corresponding classes thereof). AIM Real Estate Fund succeeded to the assets and assumed the liabilities of a series portfolio with a corresponding name (the "Real Estate Predecessor Fund") of AIM Advisor Funds, a Delaware statutory trust, on October 29, 2003. All historical information and other information contained in this Statement of Additional Information for periods prior to October 29, 2003, relating to AIM Real Estate Fund (or a class thereof) is that of the Real Estate Predecessor Fund (or a corresponding class thereof).

         Effective as of the close of business on April 29, 2005, AIM Real Estate Fund is limiting public sales of its shares to certain investors. The following types of investors may continue to invest in AIM Real Estate Fund if they are invested in the Fund on April 29, 2005 and remain invested in the Fund after that date: existing shareholders of the Fund; existing shareholders of the Fund who open other accounts in their name; retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code"); retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Future investments in the Fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. ("AIM Distributors").
Please contact AIM Distributors for approval. The following types of investors may open new accounts in AIM Real Estate Fund, if approved by AIM Distributors: retirement plans maintained pursuant to Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; Qualified Tuition Programs maintained pursuant to Section 529 of the Code; and portfolio management team, including analysts. Such plans and programs that are considering AIM Real Estate Fund as an investment option should contact AIM Distributors for approval. At A I M Advisors, Inc.'s ("AIM") discretion, proprietary asset allocation funds may open new accounts in the Fund.

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge or redemption fee) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers separate classes of shares as follows:


                                                   AIM CASH
                                                    RESERVE                                          INSTITUTIONAL    INVESTOR
          FUND             CLASS A    CLASS A3       SHARES      CLASS B     CLASS C     CLASS R         CLASS          CLASS
------------------------- ---------- ------------ ------------- ----------- ----------- ----------- ---------------- ------------
AIM Global Real Estate        X                                     X           X           X              X
Fund
AIM High Yield Fund           X                                     X           X                          X              X
AIM Income Fund               X                                     X           X           X                             X
AIM Intermediate              X                                     X           X           X              X              X
Government Fund
AIM Limited Maturity          X           X                                                                X
Treasury Fund
AIM Money Market Fund                                  X            X           X           X              X              X
AIM Municipal Bond Fund       X                                     X           X                                         X
AIM Real Estate Fund          X                                     X           X           X              X              X
AIM Short Term Bond Fund      X                                                 X           X              X
AIM Total Return Bond         X                                     X           X           X              X
Fund

         This Statement of Additional Information relates solely to the Class A, Class A3, AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares, if applicable, of the Funds. The Institutional Class shares of the funds, which are discussed in a separate Statement of Additional Information, are intended for use by certain eligible institutional investors and are available to the following:

         - banks and trust companies acting in a fiduciary or similar capacity;

         -        bank and trust company common and collective trust funds;

         -        banks and trust companies investing for their own account;

         -        entities acting for the account of a public entity (e.g.
                  Taft-Hartley funds, states, cities or government agencies);

         -        retirement plans; and

         - platform sponsors with which A I M Distributors, Inc. ("AIM Distributors") has entered into an agreement.

         Each class of shares represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Because Class B shares automatically convert to Class A shares, or AIM Cash Reserve Shares with respect to AIM Money Market Fund, at month-end eight years after the date of purchase, the Fund's distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders, or AIM Cash Reserve shareholders with respect to AIM Money Market Fund, of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with AIM, and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers. The Trust's Bylaws provide for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed if it is ultimately determined that such person is not entitled to indemnification for such expenses.

         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND HOLDINGS

         The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities in certain contexts are provided below.

         PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Funds disclose the following portfolio holdings information on www.aiminvestments.com:

o calendar quarter-end portfolio holdings are posted by the 30th day after each calendar quarter-end;

o fiscal quarter-end portfolio holdings are posted by the 70th day after each fiscal quarter-end; and

o   the largest ten holdings are posted by the 15th day after each month-end.

         These holdings are listed along with the percentage of the Fund's net assets they represent. The calendar and fiscal quarter-end portfolio holdings will remain on the website for one year. The top-ten list is replaced each month. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on www.aiminvestments.com. The Funds also disclose select holdings as part of their quarterly Fund Performance Updates and quarterly Performance and Commentaries on www.aiminvestments.com by the 29th day after each calendar quarter. These quarterly Fund Performance Updates and quarterly Performance and Commentaries are replaced each quarter. You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.


         SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates will disclose non-public full portfolio holdings on a selective basis only if the Executive Committee (the "Executive Committee") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The Executive Committee must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval. The Executive Committee may delegate its approval responsibilities to the Internal Compliance Controls Committee of AIM Management. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides such selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and AIM or its affiliates brought to the Board's attention by AIM.

         AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the Funds:

         o        Attorneys and accountants;

         o        Securities lending agents;

         o        Lenders to the Funds;

         o        Rating and rankings agencies;

         o        Persons assisting in the voting of proxies;

         o        Fund custodians;

         o        Fund transfer agent(s) (in the event of a redemption in kind);

         o Pricing services, market makers, or other persons who provide systems or software support in connection with Fund operations (to determine the price of securities held by a Fund);

         o        Financial printers;

         o Brokers identified by a Fund's portfolio management team who provide execution and research services to the team; and

         o Analysts hired to perform research and analysis to the Fund's portfolio management team.

         In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. AIM will also disclose non-public portfolio holdings information in the event that such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Funds.

         AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.

         DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund's most recent quarter-end and therefore may not be reflected on the list of the Fund's most recent quarter-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.

         From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about a Fund, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund's portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

         DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds' portfolio securities. AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.

         DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGED PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds (as defined herein) and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.

         AIM provides portfolio holdings information for portfolios of AIM Variable Insurance Funds (the "Insurance Funds") to insurance companies whose variable annuity and variable life insurance accounts invest in the Insurance Funds ("Insurance Companies"). AIM may disclose portfolio holdings information for the Insurance Funds to Insurance Companies with which AIM has entered into Non-disclosure Agreements up to five days prior to the scheduled dates for AIM's disclosure of similar portfolio holdings information for other AIM Funds on www.aiminvestments.com. AIM provides portfolio holdings information for the Insurance Funds to such Insurance Companies to allow them to disclose this information on their websites at approximately the same time that AIM discloses portfolio holdings information for the other AIM Funds on its website. AIM manages the Insurance Funds in a similar fashion to certain other AIM Funds and thus the Insurance Funds and such other AIM Funds have similar portfolio holdings. AIM does not disclose the portfolio holdings information for the Insurance Funds on its website, and not all Insurance Companies disclose this information on their websites.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds--Registered Trademark--. The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                         AIM INVESTMENT SECURITIES FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

         FUND               AIM                                         AIM                                                  AIM
                           GLOBAL     AIM                  AIM        LIMITED       AIM                  AIM       AIM      TOTAL
SECURITY/                   REAL      HIGH     AIM     INTERMEDIATE   MATURITY     MONEY      AIM        REAL     SHORT     RETURN
INVESTMENT                 ESTATE    YIELD   INCOME     GOVERNMENT    TREASURY     MARKET   MUNICIPAL   ESTATE  TERM BOND    BOND
TECHNIQUE                   FUND      FUND     FUND        FUND         FUND        FUND    BOND FUND    FUND      FUND      FUND
------------------------ ----------- ------ ---------- ------------- ----------- ---------- --------- -------- ----------- --------
                                                        EQUITY INVESTMENTS

Common Stock                 X                                                                            X
Preferred Stock              X         X        X                                                         X        X          X
Convertible Securities       X         X        X                                                         X        X          X
Alternative Entity           X                                                                            X
Securities
                                                       FOREIGN INVESTMENTS

Foreign Securities           X         X        X                                    X                    X        X          X
Foreign Government           X         X        X                                    X                    X        X          X
Obligations
Foreign Exchange             X         X        X                                                         X                   X
Transactions

                                             DEBT INVESTMENTS FOR FIXED INCOME FUNDS

U.S. Government                        X        X            X            X          X        X                    X          X
Obligations

Rule 2a-7 Requirements                 X        X            X            X          X        X                    X          X
Mortgage-Backed and                    X        X            X                                X                    X          X
Asset-Backed Securities
Collateralized Mortgage                                                                                                       X
Obligations
Bank Instruments                                                                     X                             X          X
Commercial Instruments                                                               X
Participation Interests                                                              X
Municipal Securities                   X        X                                    X        X                    X          X
Municipal Lease                                                                               X
Obligations
Investment Grade                       X        X            X                       X        X                    X          X
Corporate Debt
Obligations
Junk Bonds                             X        X                                             X

                                                DEBT INVESTMENTS FOR EQUITY FUNDS

U.S. Government               X                                                                           X
Obligations
Mortgage-Backed               X                                                                           X
and Asset-Backed
Securities
Collateralized                X                                                                           X
Mortgage
Obligations
Investment Grade              X                                                                           X
Corporate Debt
Obligations
Liquid Assets                 X                                                                           X
Junk Bonds                    X                                                                           X

                        AIM INVESTMENT SECURITIES FUNDS

                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

         FUND               AIM                                         AIM                                                  AIM
                           GLOBAL     AIM                  AIM        LIMITED       AIM                  AIM       AIM      TOTAL
SECURITY/                   REAL      HIGH     AIM     INTERMEDIATE   MATURITY     MONEY      AIM        REAL     SHORT     RETURN
INVESTMENT                 ESTATE    YIELD   INCOME     GOVERNMENT    TREASURY     MARKET   MUNICIPAL   ESTATE  TERM BOND    BOND
TECHNIQUE                   FUND      FUND     FUND        FUND         FUND        FUND    BOND FUND    FUND      FUND      FUND
------------------------ ----------- ------ ---------- ------------- ----------- ---------- --------- -------- ----------- --------
                                                        OTHER INVESTMENTS

REITs                        X         X        X            X            X          X        X           X        X          X
Other Investment             X         X        X            X            X          X        X           X        X          X
Companies
Defaulted Securities                   X        X                                             X
Municipal Forward
Contracts
Variable or Floating         X         X        X                                    X                             X
Rate Instruments
Indexed Securities
Zero-Coupon and                        X        X            X                                                     X          X
Pay-in-Kind Securities
Synthetic Municipal                                                                           X
Instruments
                                                      INVESTMENT TECHNIQUES

Delayed Delivery             X         X         X            X            X          X         X           X       X          X
Transactions
When-Issued Securities       X         X         X            X            X          X         X           X       X          X
Short Sales                  X         X         X            X                                 X           X       X          X
Margin Transactions
Swap Agreements              X                   X                                                          X       X          X
Interfund Loans              X         X         X            X            X          X         X           X       X          X
Borrowing                    X         X         X            X            X          X         X           X       X          X
Lending Portfolio            X         X         X            X            X          X         X           X       X          X
Securities
Repurchase Agreements        X         X         X            X            X          X         X           X       X          X
Reverse Repurchase           X         X         X            X            X          X         X           X       X          X
Agreements
Dollar Rolls                                     X            X                                                     X          X
Illiquid Securities          X         X         X            X            X          X         X           X       X          X
Rule 144A Securities         X         X         X            X                       X         X           X       X          X
Unseasoned Issuers           X                                                                              X       X          X
Sale of Money Market                                                                  X
Securities
Standby Commitments
                                                            DERIVATIVES

Equity-Linked                X                                                                            X
Derivatives
Bundled Securities                     X        X
Put Options                  X         X        X            X                                            X        X          X
Call Options                 X         X        X            X                                X           X        X          X

                        AIM INVESTMENT SECURITIES FUNDS

                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES



         FUND               AIM                                         AIM                                                  AIM
                           GLOBAL     AIM                  AIM        LIMITED       AIM                  AIM       AIM      TOTAL
SECURITY/                   REAL      HIGH     AIM     INTERMEDIATE   MATURITY     MONEY      AIM        REAL     SHORT     RETURN
INVESTMENT                 ESTATE    YIELD   INCOME     GOVERNMENT    TREASURY     MARKET   MUNICIPAL   ESTATE  TERM BOND    BOND
TECHNIQUE                   FUND      FUND     FUND        FUND         FUND        FUND    BOND FUND    FUND      FUND      FUND
------------------------ ----------- ------ ---------- ------------- ----------- ---------- --------- -------- ----------- --------
Straddles                    X         X        X            X                                            X        X          X
Warrants                     X         X        X                                                         X        X          X
Futures Contracts and        X         X        X            X                                X           X        X          X
Options on Futures
Contracts
Forward Currency             X         X        X                                                         X                   X
Contracts
Cover                        X         X        X            X                                X           X        X          X

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         AIM High Yield Fund will not acquire equity securities, other than preferred stocks, except when (a) attached to or included in a unit with income-generating securities that otherwise would be attractive to the Fund; (b) acquired through the exercise of equity features accompanying convertible securities held by the Fund, such as conversion or exchange privileges or warrants for the acquisition of stock or equity interests of the same or a different issuer; or (c) in the case of an exchange offer whereby the equity security would be acquired with the intention of exchanging it for a debt security issued on a "when-issued" basis.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to a Fund.

         The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Junk Bonds" below.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers.

Depositary receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         AIM High Yield Fund, AIM Real Estate Fund and AIM Total Return Bond Fund may invest up to 25% of their total assets, AIM Income Fund may invest up to 40% of its total assets, AIM Money Market Fund may invest up to 50% of its total assets and AIM Short Term Bond Fund may invest up to 15% of its total assets in foreign securities; however, AIM Money Market Fund and AIM Short Term Bond Fund may only invest in foreign securities denominated in U.S. dollars. AIM Global Real Estate Fund may invest a significant amount of its total assets in foreign securities. In addition, AIM Total Return Bond Fund may only invest up to 5% of its total assets in foreign securities that are non-U.S. dollar denominated.

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         Risk of Developing Countries. AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest up to 5% of their total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or
(4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative liquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.

         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds."

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Funds holding securities of such issuer might not be able to recover their investment from the U.S. Government.

         RULE 2A-7 REQUIREMENTS. Money market instruments in which the Fund will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Since the Fund may invest in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect their share price. The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Fund acquires the security, that NRSRO.

         AIM Money Market Fund will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by AIM, the Fund's investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). AIM Global Real Estate Fund, AIM Total Return Bond Fund and AIM Real Estate Fund may invest in CMOs. These Funds can also invest in mortgage-backed bonds and asset-backed securities. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests.

         FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Participation Certificates ("PCs"), payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

         Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

         Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

         BANK INSTRUMENTS. AIM Money Market Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

         AIM Money Market Fund may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Fund may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

         COMMERCIAL INSTRUMENTS. AIM Money Market Fund intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

         PARTICIPATION INTERESTS. AIM Money Market Fund may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company ("the Borrower"). The Fund generally will have no right directly to enforce compliance by the borrower with the terms of the credit agreement. Instead, the Fund will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Fund's rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. Under the terms of a participation interest, the Fund may be regarded as a member of the Participant and thus the Fund is subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Fund considers participation interests to be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.

         MUNICIPAL SECURITIES. "Municipal Securities" include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

         Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters - Tax Matters."

         The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Funds' assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities held by a Fund will vary from time to time.

         Municipal Securities also include the following securities:

         o Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

         o Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

         o Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

         o Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

         The Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.

         Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"), or the rating of such a security may be reduced below the minimum rating required for purchase by a Fund. Neither event would require a Fund to dispose of the security, but AIM will consider such events to be relevant in determining whether the Fund should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

         Quality Standards. The following quality standards apply at the time a security is purchased. Information concerning the ratings criteria of Moody's, S&P, and Fitch Investors Service, Inc. ("Fitch") appears herein under "Appendix A - Ratings of Debt Securities".

         At least 80% of AIM Municipal Bond Fund's total assets will be invested in municipal securities rated within the four highest ratings for municipal obligations by Moody's (Aaa, Aa, A, or Baa), S&P (AAA, AA, A, or BBB), or have received a comparable rating from another NRSRO. The Fund may invest up to 20% of its total assets in municipal securities that are rated below Baa/BBB (or a comparable rating of any other NRSRO) or that are unrated. For purposes of the foregoing percentage limitations, municipal securities (i) which have been collateralized with U.S. Government obligations held in escrow until the municipal securities' scheduled redemption date or final maturity, but (ii) which have not been rated by a NRSRO subsequent to the date of escrow collateralization, will be treated by the Fund as the equivalent of Aaa/AAA rated securities.

         Since the Fund invests in securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.

         The Fund may invest in securities which are insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest more than 25% of its assets in securities insured by the same insurance company.

         Other Considerations. The ability of the Fund to achieve its investment objective depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by the Fund to meet their obligations for the payment of interest and principal when due. The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value.

         There is a risk that some or all of the interest received by the Fund from Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service ("IRS").

         The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by a Fund's shareholders will be the yield realized by the Fund on its investments, reduced by the general expenses of the Fund and the Trust. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

         MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations, a type of Municipal Security, may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. The Fund may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Fund in municipal lease obligations shall be deemed illiquid and shall be valued according to the Fund's Procedures for Valuing Securities current at the time of such valuation.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund (except AIM Limited Maturity Treasury Fund) may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

         A portion of each Fund's assets may be held in cash and high quality, short-term money market instruments such as certificates of deposit, commercial paper, bankers' acceptances, short-term U.S. Government obligations, taxable municipal securities, master notes, and repurchase agreements, pending investment in portfolio securities, to meet anticipated short-term cash needs such as dividend payments or redemptions of shares, or for temporary defensive purposes. The Funds, other than AIM High Yield Fund, AIM Income Fund and AIM Municipal Bond Fund, will purchase only investment grade corporate debt securities.

         JUNK BONDS. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

         AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM Municipal Bond Fund and AIM Real Estate Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund's ability to dispose of particular issues and may also make it more difficult for each Fund to obtain accurate market quotations of valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

         LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments and municipal obligations).

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund (except AIM Global Real Estate Fund and AIM Real Estate
Fund) may invest up to 15% of its total assets in equity and/or debt securities issued by REITs. AIM Global Real Estate Fund and AIM Real Estate Fund may invest all of its total assets in equity (common stock, preferred stock, convertible securities) and/or debt securities issued by REITS.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

         DEFAULTED SECURITIES. The Funds may invest in defaulted securities. In order to enforce its rights in defaulted securities, the Funds may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase a Fund's operating expenses and adversely affect its net asset value. Any investments by the Funds in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board.

         VARIABLE OR FLOATING RATE INSTRUMENTS. A Fund may invest in securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Funds.

         ZERO-COUPON AND PAY-IN-KIND SECURITIES. A Fund may invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, AIM Short Term Bond Fund and AIM Total Return Bond Fund may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

         SYNTHETIC MUNICIPAL INSTRUMENTS. AIM believes that certain synthetic municipal instruments provide opportunities for mutual funds to invest in high credit quality securities providing attractive returns, even in market conditions where the supply of short-term tax-exempt instruments may be limited. AIM Municipal Bond Fund may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. Synthetic municipal instruments comprise a large percentage of tax-exempt securities eligible for purchase by tax-exempt money market funds. The types of synthetic municipal instruments in which the Fund may invest include tender option bonds and variable rate trust certificates. Both types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Fund. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "tender option bond" provides a certificate holder with the conditional right to sell its certificate to the Sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional demand feature the right to tender its certificate at par value plus accrued interest.

         All synthetic municipal instruments must meet the minimum quality standards for the Fund's investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Fund, AIM considers the creditworthiness of the issuer of the Underlying Bond, the Sponsor and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature). Typically, a certificate holder cannot exercise the demand feature upon the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

         The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the Internal Revenue Service has not issued a ruling addressing this issue. In the event the Internal Revenue Service issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Fund on certain synthetic municipal instruments would be deemed to be taxable. The Fund relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leveraging technique.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. Each Fund (except for AIM Limited Maturity Treasury Fund and AIM Money Market Fund) may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. AIM Global Real Estate Fund, AIM Real Estate Fund, AIM Short Term Bond Fund, AIM Total Return Bond Fund and AIM Income Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations on a "net basis." Consequently, the Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets, to avoid any potential leveraging of the Fund. The Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, the Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of the Funds to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. The Funds may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Funds would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         AIM Limited Maturity Treasury Fund's investment policies permit it to invest in repurchase agreements with banks and broker-dealers pertaining to U.S. Treasury obligations. However, in order to maximize the Fund's dividends which are exempt from state income taxation, as a matter of operating policy, the Fund does not currently invest in repurchase agreements.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements (except AIM Limited Maturity Treasury Fund); or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets (U.S. Treasury obligations in the case of AIM Limited Maturity Treasury Fund) having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. A dollar roll involves the sale of a security, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time a Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Funds typically enter into dollar roll transactions on mortgage securities to enhance their return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act and thus may or may not constitute illiquid securities.

         Each Fund (except AIM Money Market Fund) may invest up to 15% of its net assets in securities that are illiquid. AIM Money Market Fund may invest up to 10% of its net assets in securities that are illiquid, including repurchase agreements with remaining maturities in excess of seven (7) days. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

         SALE OF MONEY MARKET SECURITIES. AIM Money Market Fund does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Fund by taking advantage of yield disparities that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio security prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Fund's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover should not adversely affect the Fund's net income.

Derivatives

         AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest in forward currency contracts (except for AIM Intermediate Government Fund and AIM Short Term Bond Fund), futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. AIM Global Real Estate Fund and AIM Real Estate Fund may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. AIM High Yield Fund and AIM Income Fund may also invest in fixed-rate certificates ("TRAINS") that represent fractional undivided interests in the assets of a Targeted Return Index Securities Trust. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         AIM Limited Maturity Treasury Fund, AIM Money Market Fund and AIM Municipal Bond Fund may not invest in puts, calls, straddles, spreads or any combination thereof, except, however, AIM Municipal Bond Fund may purchase and sell options on financial futures contracts and may sell covered call options.

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         BUNDLED SECURITIES. In lieu of investing directly in securities appropriate for AIM High Yield Fund and AIM Income Fund, the Funds may from time to time invest in trust certificates (such as TRAINS) or similar instruments representing a fractional undivided interest in an underlying pool of such appropriate securities. The Funds will be permitted at any time to exchange such certificates for the underlying securities evidenced by such certificates. To that extent, such certificates are generally subject to the same risks as the underlying securities. The Funds will examine the characteristics of the underlying securities for compliance with most investment criteria but will determine liquidity with reference to the certificates themselves. To the extent that such certificates involve interest rate swaps or other derivative devices, a Fund may invest in such certificates if the Fund is permitted to engage in interest rate swaps or other such derivative devices.

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to write (sell) the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into, or exchangeable, without payment of further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. The Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. The Funds, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Funds' overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         OPTIONS ON FUTURES CONTRACTS. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS AND ON CERTAIN OPTIONS ON CURRENCIES. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.

         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares, except that AIM Global Real Estate Fund and AIM Real Estate Fund are not subject to restriction (4) and only AIM Municipal Bond Fund is subject to restriction (9). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) with respect to AIM Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         AIM Global Real Estate Fund and AIM Real Estate Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign real estate and real estate-related companies. For purposes of AIM Global Real Estate Fund and AIM Real Estate Fund's fundamental restriction regarding industry concentration, real estate and real estate-related companies shall consist of companies (i) that at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management, or sale of residential, commercial or industrial real estate, including listed equity REITs that own property, and mortgage REITs which make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools, or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         (9) Under normal circumstances, AIM Municipal Bond Fund will invest at least 80% of the value of its assets (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in investments the income from which is exempt from federal income tax under regular tax rules.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which the Funds' advisor and, when applicable, the Fund's sub-advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds, except AIM Global Real Estate Fund and AIM Real Estate Fund are not subject to restriction (3). They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM Money Market Fund with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result,
(i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other AIM Funds, subject to the terms and conditions of any exemptive orders issued by the SEC. In addition, in complying with the fundamental restriction regarding issuer diversification, AIM Municipal Bond Fund will regard each state and political subdivision, agency or instrumentality, and each multi-state agency of which such state is a member, as a separate issuer.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of AIM Limited Maturity Treasury Fund's fundamental restriction regarding industry concentration, the United States Government shall not be considered an industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         (7) The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

         ADDITIONAL NON-FUNDAMENTAL POLICIES. As non-fundamental policies:

         (1) AIM High Yield Fund normally invests at least 80% of its assets in non-investment grade debt securities, i.e., "junk bonds". For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (2) AIM Intermediate Government Fund normally invests at least 80% of its assets in debt securities issued, guaranteed or otherwise backed by the U.S. government. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (3) AIM Limited Maturity Treasury Fund normally invests at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes, and bonds. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (4) AIM Global Real Estate Fund and AIM Real Estate Fund normally invest at least 80% of their assets in securities of real estate and real estate-related companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. Each Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (5) AIM Short Term Bond Fund normally invests at least 80% of its assets in a diversified portfolio of investment-grade fixed income securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (6) AIM Total Return Bond Fund normally invests at least 80% of its assets in a diversified portfolio of investment grade fixed income securities generally represented by the sector categories within the Lehman Brothers Aggregate Bond Index. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (7) Under normal circumstances, AIM Municipal Bond Fund will invest at least 80% of the value of its assets (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in investments the income from which will not constitute an item of tax preference under the alternative minimum tax rules.

         (8) AIM Municipal Bond Fund will not: invest 25% or more of its assets in (a) securities whose issuers are located in the same state; (b) securities the interest upon which is paid from revenues of similar type projects; or (c) industrial development bonds. The policy described in (b) does not apply, however, if the securities are subject to a guarantee. For securities subject to a guarantee, the Fund does not intend to purchase any such security if, after giving effect to the purchase, 25% or more of the Fund's assets would be invested in securities issued or guaranteed by entities in a particular industry. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

         The Trust has obtained an opinion of Dechert LLP, special counsel to the Trust, that shares of AIM Limited Maturity Treasury Fund are eligible for investment by a federal credit union. In order to ensure that shares of AIM Limited Maturity Treasury Fund meet the requirements for eligibility for investment by federal credit unions, that Fund has adopted the following additional non-fundamental policies:

                  (a) The Fund will enter into repurchase agreements only with:
         (i) banks insured by the Federal Deposit Insurance Corporation (FDIC);
         (ii) savings and loan associations insured by the FDIC; or (iii) registered broker-dealers. The Fund will only enter into repurchase transactions pursuant to a master repurchase agreement in writing with the Fund's counterparty. Under the terms of a written agreement with its custodian, the Fund receives on a daily basis written confirmation of each purchase of a security subject to a repurchase agreement and a receipt from the Fund's custodian evidencing each transaction. In addition, securities subject to a repurchase agreement may be recorded in the Federal Reserve Book-Entry System on behalf of the Fund by its custodian. The Fund purchases securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of the purchase.

                  (b) The Fund will only enter into reverse repurchase agreements and purchase additional securities with the proceeds when such proceeds are used to purchase other securities that either mature on a date simultaneous with or prior to the expiration date of the reverse repurchase agreement, or are subject to an agreement to resell such securities within that same time period.

                  (c) The Fund will only enter into securities lending transactions that comply with the same counterparty, safekeeping, maturity and borrowing restrictions that the Fund observes when participating in repurchase and reverse repurchase transactions.

                  (d) The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date does not exceed 120 days, and only when settlement is on a cash basis. When the delivery of securities purchased in such manner is to occur within 30 days of the trade date, the Fund will purchase the securities only at their market price as of the trade date.

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or (with the exception of AIM Limited Maturity Treasury
Fund) high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Funds and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix B.

         The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee, and the Special Market Timing Litigation Committee.

         The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee's primary purposes are to: (i) assist the Board in oversight of the independent auditor's qualifications, independence and performance; (ii) appoint independent auditors for the Funds; (iii) to the extent required by Section 10A(h) and (i) of the Exchange Act, to pre-approve all permissible non-audit services that are provided to Funds by their independent auditors; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Funds' independent auditors to the Funds' investment adviser and certain other affiliated entities; (v) to oversee the financial reporting process for the Funds; (vi) the extent required by Regulation 14A under the Exchange Act, to prepare an audit committee report for inclusion in any proxy statement issued by a Fund; (vii) assist the Board's oversight of the performance of the Funds' internal audit function to the extent an internal audit function exists; (viii) assist the Board's oversight of the integrity of the Funds' financial statements; and (ix) assist the Board's oversight of the Funds' compliance with legal and regulatory requirements. During the fiscal year ended July 31, 2004, the Audit Committee held eight meetings.

         The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i)recommending to the Board and the independent trustees the appointment, compensation and removal of the Funds' Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Funds' Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, AIM and INVESCO Funds Group, Inc. ("IFG"); (iii) recommending to the independent trustees the appointment and removal of AIM's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of AIM (the "Report") and any objections made by AIM with respect to the Report;
(iv) reviewing any report prepared by a third party who is not an interested person of AIM, upon the conclusion by such third party of a compliance review of AIM; (v) reviewing all reports on compliance matters from the Funds' Chief Compliance Officer, (vi) reviewing all recommendations made by the Senior Officer regarding AIM's compliance procedures, (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of AIM's fiduciary duties to Fund shareholders and of AIM's Code of Ethics; (viii) overseeing all of the compliance policies and procedures of the Funds and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of AIM's Internal Compliance Controls Committee; (xi) reviewing all reports made by AIM's Chief Compliance Officer;
(xii) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of AIM's ombudsman;
(xiii) risk management oversight with respect to the Funds and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Funds or their service providers; and (xiv) overseeing potential conflicts of interest that are reported to the Compliance Committee by the AIM, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended July 31, 2004, the Compliance Committee did not meet.

         The members of the Governance Committee are Messrs. Bayley, Crockett, Dowden (Chair) and Jack M. Fields (Vice Chair) and Gerald J. Lewis. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Funds that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees;
(vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel and other advisers, if any, to the Audit Committee of the Board;
(ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Audit Committee of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.

         The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended July 31, 2004, the Governance Committee held seven meetings.

         Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

         The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Lewis, Pennock and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee's primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by AIM as well as any sub-advisers; and (ii) review and approve all proposed advisory, sub-advisory and distribution arrangements for the Funds, as well to review and approve the continuance of all such existing arrangements. During the fiscal year ended July 31, 2004, the Investments Committee held five meetings.

         The Investments Committee has established three Sub-Committees. The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the "Designated Funds"), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Funds; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Designated Funds, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to their Designated Funds; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committee from time to time.


         The members of the Valuation Committee are Messrs. Dunn, Pennock (Chair) and Soll, and Miss Quigley (Vice Chair). The Valuation Committee is responsible for addressing issues requiring action by the Board in the valuation of the Funds' portfolio securities that arise during periods between meetings of the Board. During periods between meetings of the Board, the Valuation
Committee: (i) receives the reports of AIM's internal valuation committee requesting pre-approval or approval of any changes to pricing vendors or pricing methodologies as required by AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Procedures"), and approves changes to pricing vendors and pricing methodologies as provided in the Procedures; (ii) upon request of AIM, assists AIM's internal valuation committee in resolving particular fair valuation issues; and (iii) receives reports on non-standard price changes on private equities. During the fiscal year ended July 31, 2004, the Valuation Committee did not meet.

         The members of the Special Market Timing Litigation Committee are Messrs. Crockett, Dowden, Dunn and Lewis (Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against the Funds concerning alleged excessive short term trading in shares of the Funds ("market timing") and (b) the civil enforcement actions and investigations related to market timing activity in the Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees' financial expert of market timing activity in the Funds, and for recommending to the independent trustees what actions, if any, should be taken by the Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by AIM's Independent Distribution Consultant (the "Distribution Consultant") for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with AIM, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant's engagement and for a period of two years after the engagement; and (iv) for taking reasonable steps to ensure that any Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended July 31, 2004, the Special Market Timing Litigation Committee held six meetings.

Trustee Ownership of Fund Shares

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement

         The advisory agreement with AIM (the "Advisory Agreement") was re-approved for each Fund other than AIM Global Real Estate Fund by the Board at an in-person meeting held on June 8, 2004. The Advisory Agreement for AIM Global Real Estate Fund was initially approved at an in-person meeting on February 25, 2005. The Board considered the following factors in evaluating the fairness and reasonableness of each Advisory Agreement. In addition to considering these factors at the in-person meeting held on June 8, 2004 or February 25, 2005, as applicable, the Board considered certain of these factors as part of the Board's ongoing monitoring of each Fund.

-        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under each Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under each Advisory Agreement was appropriate. With respect to each Fund other than AIM Global Real Estate Fund, the Board also concluded that AIM currently is providing services in accordance with the terms of each Advisory Agreement.

- The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to each Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, AIM's legal and compliance function, AIM's use of technology, AIM's portfolio administration function, the quality of AIM's investment research and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate. With respect to each Fund other than AIM Global Real Estate Fund, the Board also concluded that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

- The performance of each Fund relative to comparable funds. The Board reviewed the performance of each Fund other than AIM Global Real Estate Fund against the performance of funds advised by other advisors with investment strategies comparable to those of such Fund and concluded that no changes should be made to the Funds or their portfolio management teams at this time.

- The performance of each Fund relative to indices. The Board reviewed the performance of each Fund other than the AIM Global Real Estate Fund against the performance of applicable indices and concluded that no changes to the Funds or their portfolio management teams should be made at this time.

-        Meetings with each Fund's portfolio managers and investment personnel.
         With respect to each Fund, the Board is meeting or, with respect to AIM Global Real Estate Fund, intends to meet periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

- Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to each Fund other than AIM Global Real Estate Fund and concluded that such performance was satisfactory.

- Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for each Fund against (i) the advisory fee rates for other mutual funds, variable insurance funds offered to insurance company separate accounts, offshore funds and/or private accounts advised by AIM with investment strategies comparable to those of such Fund, if any, and (ii) the sub-advisory fee rates for unaffiliated mutual funds sub-advised by AIM with investment strategies comparable to those of such Fund, if any. The Board concluded that the current advisory fee rate of each Fund was fair and reasonable.

- Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for each Fund against the advisory fee rates for mutual funds advised by other advisors with investment strategies comparable to those of such Fund. The Board concluded that the current advisory fee rate of each Fund was fair and reasonable.

- Expense limitations and fee waivers. The Board reviewed the fee waivers and/or expense limitations, if any, currently in effect for each Fund other than AIM Global Real Estate Fund, and the effect they had on such Fund's expenses. The Board concluded that the current levels of fee waivers and/or expense limitations, if any, for each Fund were fair and reasonable.

- Breakpoints and economies of scale. The Board reviewed the structure of each Fund's advisory fee under the Advisory Agreement and whether it includes any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for each Fund or whether, due to the nature of such Fund and the advisory fee structures of similar funds, it was reasonable to leave the structure of the advisory fee unchanged. Based on such review, the Board concluded that it was not necessary to change the structure of the advisory fee for any of the Funds to add advisory fee breakpoints.

- Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

- Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing each Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by each Fund to AIM under its Advisory Agreement was not excessive.

- Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Funds and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for each Fund. Because such research ultimately benefits each Fund, the Board concluded that such arrangements were appropriate.

- AIM's financial soundness in light of each Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under each Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under each Advisory Agreement.

- Historical relationship between each Fund and AIM. In determining whether to continue or, with respect to the AIM Global Real Estate Fund, approve the Advisory Agreement for each Fund, the Board also considered the prior relationship between AIM and each Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to provide or continue to provide non-investment advisory services to the Funds, including administrative, transfer agency and distribution services, as applicable. With respect to each Fund other than AIM Global Real Estate Fund, the Board also concluded that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

- Other factors and current trends. In determining whether to continue or, with respect to AIM Global Real Estate Fund, approve the Advisory Agreement for each Fund, the Board considered regulatory and legal actions pending against AIM. The Board also considered the internal compliance reviews being undertaken by AIM and its affiliates, and the additional controls and procedures being implemented by AIM and its affiliates. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the regulatory and legal actions should not prevent the Board from continuing or approving, as applicable, the Advisory Agreement for each Fund.

         After consideration of all of the above factors, the Board found that with respect to each Fund: (i) the services provided, and with respect to AIM Global Real Estate Fund the services to be provided, to such Fund and its shareholders were adequate; (ii) such Fund's Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under such Fund's Advisory Agreement would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's Advisory Agreement was in the best interests of such Fund and its shareholders and (a) in the case of each Fund other than AIM Global Real Estate Fund continued each such Advisory Agreement for another year and (b) in the case of AIM Global Real Estate Fund approved such Advisory Agreement.

Factors Considered in Approving the Sub-Advisory Agreement

         The sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. (the "Sub-Advisor") for AIM Global Real Estate Fund and AIM Real Estate Fund (the "Sub-Advisory Agreement") were re-approved for AIM Real Estate Fund and approved for AIM Global Real Estate Fund by the Board at an in-person meeting held on June 8, 2004 and February 25, 2005 respectively. The Board considered the following factors in evaluating the fairness and reasonableness of the Sub-Advisory Agreement. In addition to considering these factors at the in-person meeting held on June 8, 2004 and February 25, 2005, the Board considered certain of these factors as part of the Board's ongoing monitoring of AIM Global Real Estate Fund and AIM Real Estate Fund.

- The nature and extent of the advisory services to be provided by the Sub-Advisor. The Board reviewed the services to be provided by the Sub-Advisor under the Sub-Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by the Sub-Advisor under the Sub-Advisory Agreement was appropriate. With respect to AIM Global Real Estate Fund, the Board also concluded that the Sub-Advisor currently is providing services in accordance with the terms of the Sub-Advisory Agreement.

- The quality of services to be provided by the Sub-Advisor. The Board reviewed the credentials and experience of the officers and employees of the Sub-Advisor who will provide investment advisory services to AIM Global Real Estate Fund and AIM Real Estate Fund. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by the Sub-Advisor was appropriate. With respect to AIM Real Estate Fund, the Board also concluded that the Sub-Advisor currently is providing satisfactory services in accordance with the terms of the Sub-Advisory Agreement.

-        The performance of AIM Real Estate Fund relative to comparable funds.
         The Board reviewed the performance of AIM Real Estate Fund against the performance of funds advised by other advisors with investment strategies comparable to those of AIM Real Estate Fund and concluded that no changes should be made to AIM Real Estate Fund and that it was not necessary to change AIM Real Estate Fund's portfolio management team at this time.

- The performance of AIM Real Estate Fund relative to indices. The Board reviewed the performance of AIM Real Estate Fund against the performance of applicable indices and concluded that no changes should be made to AIM Real Estate Fund and that it was not necessary to change AIM Real Estate Fund's portfolio management team at this time.

- Meetings with AIM Global Real Estate Fund and AIM Real Estate Fund portfolio managers and investment personnel. The Board is meeting periodically or with respect to AIM Global Real Estate Fund, intends to meet with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Sub-Advisory Agreement.

- Overall performance of the Sub-Advisor. The Board considered the overall performance of the Sub-Advisor in providing investment advisory services to AIM Real Estate Fund and concluded that such performance was satisfactory.

- Advisory fees, expense limitations and fee waivers and breakpoints and economies of scale. In reviewing these factors, the Board considered only the advisory fees charged to AIM Global Real Estate Fund and AIM Real Estate Fund by AIM and did not consider the sub-advisory fees paid by AIM to the Sub-Advisor. The Board believes that this approach is appropriate because the sub-advisory fees have no effect on AIM Global Real Estate Fund and AIM Real Estate Fund or its shareholders, as they are paid by AIM rather than AIM Global Real Estate Fund and AIM Real Estate Fund. Furthermore, AIM and the Sub-Advisor are affiliates and the Board believes that the allocation of fees between them is a business matter, provided that the advisory fees charged to AIM Global Real Estate Fund and AIM Real Estate Fund are fair and reasonable.

- Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing each Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by each Fund to AIM under its Advisory Agreement was not excessive.

- Benefits of soft dollars to the Sub-Advisor. The Board considered the benefits realized by the Sub-Advisor as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Funds and/or other funds sub-advised by the Sub-Advisor are used to pay for research and execution services. This research is used by the Sub-Advisor in making investment decisions for each sub-advised Fund. Because such research ultimately benefits each such Fund, the Board concluded that such arrangements were appropriate.

- Sub-Advisor's financial soundness. The Board considered whether the Sub-Advisor is financially sound and has the resources necessary to perform its obligations under the Sub-Advisory Agreement, and concluded that the Sub-Advisor has the financial resources necessary to fulfill its obligations under the Sub-Advisory Agreement.

         After consideration of all of the above factors, the Board found that with respect to each Fund: (i) the services provided, and, with respect to AIM Global Real Estate Fund, the services to be provided to such Fund and its shareholders were adequate; and (ii) such Fund's Sub-Advisory Agreement was fair and reasonable under the circumstances. The Board therefore concluded that such Fund's Sub-Advisory Agreement was in the best interests of such Fund and its shareholders and (a) in the case of AIM Real Estate Fund continued such Sub-Advisory Agreement for another year and (b) with respect to AIM Global Real Estate Fund approved such Sub-Advisory Agreement.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services.

         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004 is found in Appendix C.

Retirement Plan For Trustees

         The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. Notwithstanding the foregoing, the amount of benefits will exclude any additional compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain committees, whether such amounts are paid directly to the

Trustee or deferred. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

         Messrs. Crockett, Dunn, Fields, Frischling, Sklar and Soll and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. With respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchase of Class A Shares of the Funds at Net Asset Value

         The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares
- Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."

CODES OF ETHICS

         AIM, the Trust, AIM Distributors and INVESCO Institutional (N.A.), Inc. have each adopted a Code of Ethics governing, as applicable, personal trading activities of all trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading including personal trading in most of the funds within The AIM Family of Funds--Registered Trademark-- ("affiliated funds"). Personal trading, including personal trading involving securities that may be purchased or held by a Fund and in affiliated funds, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or her designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES

         The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund other than AIM Global Real Estate Fund and AIM Real Estate Fund to AIM. The Board has delegated responsibility for decisions regarding proxy voting for securities held by AIM Global Real Estate

Fund and AIM Real Estate Fund to the Fund's Investment Sub-Advisor. AIM and the Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.

         Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record.

         Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004 is available at our Web site, http://www.AIMinvestments.com. This information is also available at the SEC website, http://www.sec.gov.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP. AMVESCAP and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of AIM and the investment sub-advisory services of the Sub-Advisor are not exclusive and AIM and the Sub-Advisor are free to render investment advisory services to others, including other investment companies.

         AIM is also responsible for furnishing to each Fund, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by each Fund, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to the Advisory Agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates indicated in the second column below, based on the average daily net assets of each Fund during the year:

                                                                                     MAXIMUM ADVISORY FEE     MAXIMUM ADVISORY FEE
                                                   ANNUAL RATE/NET ASSETS PER        RATE AFTER JANUARY 1,    RATES COMMITTED UNTIL
                  FUND NAME                            ADVISORY AGREEMENTS                   2005                     DATE
---------------------------------------------- ------------------------------------ ------------------------ -----------------------
AIM Global Real Estate Fund                    0.75 of first $250 M                 N/A                           N/A
                                               0.74% of next $250 M
                                               0.73% of next $500 M
                                               0.72% of next $1.5 B
                                               0.71% of next $2.5 B
                                               0.70% of next $2.5 B
                                               0.69% of next $2.5 B
                                               0.68% of amount over $10 B

AIM High Yield Fund                            0.625% of first $200 M               N/A                           N/A
                                               0.55% of next $300 M
                                               0.50% of next $500 M
                                               0.45% of amount over $1 B

AIM Income Fund                                0.50% of first $200 M                N/A                           N/A
AIM Intermediate Government Fund               0.40% of next $300 M
AIM Municipal Bond Fund                        0.35% of next $500 M
                                               0.30% of amount over $1 B

AIM Money Market Fund                          0.40% of first $1 B                  N/A                           N/A
                                               0.35% of amount over $1 B

                                                                                     MAXIMUM ADVISORY FEE     MAXIMUM ADVISORY FEE
                                                   ANNUAL RATE/NET ASSETS PER        RATE AFTER JANUARY 1,    RATES COMMITTED UNTIL
                  FUND NAME                            ADVISORY AGREEMENTS                   2005                     DATE
---------------------------------------------- ------------------------------------  -----------------------  ----------------------
AIM Limited Maturity Treasury Fund             0.20% of first $500 M                 N/A                         N/A
                                               0.175% of amount over $500 M

AIM Real Estate Fund                           0.90% of all assets(1)                0.75% of first $250 M       December 31, 2009
                                                                                     0.74% of next $250 M
                                                                                     0.73% of next $500 M
                                                                                     0.72% of next $1.5 B
                                                                                     0.71% of next $2.5 B
                                                                                     0.70% of next $2.5 B
                                                                                     0.69 of next $2.5 B
                                                                                     0.68% of amount over $10B
                                                                                     N/A
AIM Short Term Bond Fund                       0.40% of all assets                                               N/A

AIM Total Return Bond                          0.50% of first $500 M                 N/A                         N/A
                                               0.45% of next $500 M
                                               0.40% of amount over $ B

(1) AIM has voluntarily agreed to waive advisory fees payable by the Fund in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion.

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's Investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."

         AIM has contractually agreed through July 31, 2005, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) for AIM Total Return Bond Fund's Class A, Class B, Class C and Class R shares to the extent necessary to limit the total operating expenses of Class A shares to 1.25% (e.g., if AIM waives 1.86% of Class A expenses, AIM will also waive 1.86% of Class B, Class C and Class R expenses). Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM and the Fund.

         AIM has contractually agreed through July 31, 2005, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) for AIM Short Term Bond Fund's Class A, Class C and Class R shares to the extent necessary to limit the total operating expenses of Class A, Class C and Class R shares to 0.95%, 1.20% and 1.10% respectively. Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreements between AIM and the Fund.

INVESTMENT SUB-ADVISOR

         AIM has entered into a Sub-Advisory Agreement with INVESCO Institutional (N.A.), Inc. ("INVESCO, Inc.") or (the "Sub-Advisor") to provide investment sub-advisory services to AIM Global Real Estate Fund and AIM Real Estate Fund.

         INVESCO, Inc. is registered as an investment advisor under the Advisers Act. INVESCO, Inc. believes it has one of the nation's largest discretionary portfolios of tax-exempt accounts (such as pension and profit sharing funds for corporations and state and local governments). Funds are supervised by investment managers who utilize INVESCO, Inc.'s facilities for investment research and analysis, review of current economic conditions and trends, and consideration of long-range investment policy matters.

         AIM and INVESCO, Inc. are indirect wholly owned subsidiaries of AMVESCAP (formerly, AMVESCO PLC and INVESCO PLC).

         For the services to be rendered by INVESCO, Inc. under the Sub-Advisory Agreement, the Advisor will pay the Sub-Advisor a fee which will be computed daily and paid as of the last day of each month on the basis of the Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 0.40% of the Advisor's compensation of the sub-advised assets per year, for AIM Global Real Estate Fund and AIM Real Estate Fund.

         The management fees payable by the Fund, the amounts waived by AIM and the net fee paid by the Fund for the last three fiscal years ended July 31 are found in Appendix F.

Portfolio Managers

         Appendix G contains the following information regarding the portfolio managers identified in each Fund's prospectus:

         >>       The dollar range of the manager's investments in each Fund.

         >>       A description of the manager's compensation structure.

         >> Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.

Securities Lending Arrangements

         If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended July 31 are found in Appendix H.

OTHER SERVICE PROVIDERS


TRANSFER AGENT. AIM Investment Services, Inc. ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the Trust's transfer agent, registrar, and dividend disbursing agent.

         The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. For servicing accounts holding Class A, A3, B, C, K, R, AIM Cash Reserve and Investor Class Shares, the TA Agreement provides that the Trust on behalf of the Funds will pay AIS at a rate of $17.08 per open shareholder account plus certain out of pocket expenses, whether such account is serviced directly by AIS or by a third party pursuant to a sub-transfer agency, omnibus account service, sub-accounting, or networking agreement. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the number of open shareholder accounts during each month.

         In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 has entered into an agreement with the Trust (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         Primerica Shareholder Services, Inc. ("PSS"), 3120 Breckinridge Boulevard, Duluth, Georgia 30099-0001 has also entered into an agreement with the Trust (and certain other AIM Funds), and AIS pursuant to which PSS is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Funds.

         CUSTODIANS. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund. The Bank of New York, 2 Hanson Place, Brooklyn,

New York 11217-1431, is custodian of all securities and cash of AIM Limited Maturity Fund, AIM Money Market Fund and AIM Municipal Bond Fund. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York also serves as sub-custodian to facilitate cash management.

         The custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country. The custodians are responsible for monitoring eligible foreign securities depositories.

         Under their contracts with the Trust, the custodians maintain the portfolio securities of the Funds, administer the purchases and sales of portfolio securities, collect interest and dividends and other distributions made on the securities held in the portfolios of the Funds and perform other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Funds' independent registered public accountants are responsible for auditing the financial statements of the Funds. The Board selected Ernst & Young, LLP, 5 Houston Center, 1401 McKinney, Suite 1200, Houston, TX 77010-4035, as the independent registered public accountants to audit the financial statements of the Funds.

         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

         The Sub-Advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.

BROKERAGE TRANSACTIONS

         AIM or the Sub-Advisor, as applicable, makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Funds are usually principal transactions, the Funds (except AIM Real Estate Fund) incur little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         Brokerage commissions paid by each of the Funds during the last three fiscal years ended July 31 are found in Appendix I.

COMMISSIONS

         During the last three fiscal years ended July 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

         Under the 1940 Act, certain persons affiliated with the Trust are prohibited from dealing with the Trust as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The 1940 Act also prohibits the Trust from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Trust are members except in accordance with certain conditions. These conditions may restrict the ability of the Funds to purchase municipal securities being publicly underwritten by such syndicate, and the Funds may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Trust may, from time to time, serve as placement agent or financial advisor to an issuer of Municipal Securities and be paid a fee by such issuer. The Funds may purchase such Municipal Securities directly from the issuer, provided that the purchase is reviewed by the Board and a determination is made that the placement fee or other remuneration paid by the issuer to a person affiliated with the Trust is fair and reasonable in relation to the fees charged by others performing similar services.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff follows. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.

DIRECTED BROKERAGE (RESEARCH SERVICES)

         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended July 31, 2004 are found in Appendix J.

REGULAR BROKERS OR DEALERS

         Information concerning each Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended July 31, 2004 is found in Appendix J.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and, when the full amount of all IPO orders for such AIM Funds and accounts cannot be filled completely, to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capital/liquidity suitability and sector/style suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, and current holdings. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts on a pro rata basis based on order size.

         On occasion, when the Sub-Advisor is purchasing certain thinly-traded securities or shares in an initial public offering for the Funds or other clients, the situation may arise that the Sub-Advisor is unable to obtain sufficient securities to fill the orders of the Funds or all other relevant clients. In that situation, the Sub-Advisor is required to use pro-rata allocation methods that ensure the fair and equitable treatment of all clients. (Such methods may include, for example, pro-rata allocation on each relevant trade, or "rotational" allocation).




                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund

         INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash
Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. Additionally, Class A shares of AIM Short Term Bond Fund are subject to an initial sales charge of 2.50%. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

         Class A Shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

CATEGORY I FUNDS

AIM Advantage Health Sciences Fund
AIM Aggressive Growth Fund
AIM Asia Pacific Growth Fund
AIM Basic Value Fund
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Charter Fund
AIM Conservative Allocation Fund
AIM Constellation Fund
AIM Core Stock Fund
AIM Dent Demographic Trends Fund
AIM Diversified Dividend Fund
AIM Dynamics Fund
AIM Emerging Growth Fund
AIM Energy Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Financial Services Fund
AIM Global Real Estate Fund
AIM Global Value Fund
AIM Gold & Precious Metal Fund
AIM Growth Allocation Fund
AIM Health Sciences Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Leisure Fund

AIM Libra Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund
AIM Mid Cap Growth Fund
AIM Mid Cap Stock Fund
AIM Moderate Allocation Fund
AIM Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund
AIM Multi-Sector Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund
AIM Premier Equity Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund
AIM Small Company Growth Fund
AIM Technology Fund
AIM Total Return Fund
AIM Trimark Endeavor Fund
AIM Trimark Fund
AIM Trimark Small Companies Fund
AIM Utilities Fund
AIM Weingarten Fund


                                                                                                  Dealer
                                                              Investor's Sales Charge           Concession
                                                             --------------------------        -------------
                                                                 As a           As a               As a
                                                              Percentage     Percentage          Percentage
                                                             of the Public   of the Net        of the Public

                  Amount of Investment in                        Offering       Amount           Offering
                     Single Transaction                            Price       Invested           Price
                  ----------------------                     -------------   -----------       -------------
                           Less than $   25,000                   5.50%          5.82%            4.75%
              $ 25,000 but less than $   50,000                   5.25           5.54             4.50
              $ 50,000 but less than $  100,000                   4.75           4.99             4.00
              $100,000 but less than $  250,000                   3.75           3.90             3.00
              $250,000 but less than $  500,000                   3.00           3.09             2.50
              $500,000 but less than $1,000,000                   2.00           2.04             1.60

         CATEGORY II FUNDS

AIM Balanced Fund
AIM Basic Balanced Fund
AIM Developing Markets Fund
AIM Global Aggressive Growth Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund

AIM High Income Municipal Fund
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Municipal Bond Fund
AIM Real Estate Fund
AIM Total Return Bond Fund

                                                                                                   Dealer
                                                             Investor's Sales Charge             Concession
                                                            --------------------------         -------------
                                                                As a           As a                As a
                                                             Percentage     Percentage           Percentage
                                                            of the Public   of the Net         of the Public
                  Amount of Investment in                     Offering        Amount             Offering
                    Single Transaction                          Price        Invested              Price
              ---------------------------------             -------------  ------------        -------------
                           Less than $   50,000                   4.75%        4.99%              4.00%
              $ 50,000 but less than $  100,000                   4.00         4.17               3.25
              $100,000 but less than $  250,000                   3.75         3.90               3.00
              $250,000 but less than $  500,000                   2.50         2.56               2.00
              $500,000 but less than $1,000,000                   2.00         2.04               1.60



         CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund


                                                                                                  Dealer
                                                              Investor's Sales Charge           Concession
                                                             -------------------------        --------------
                                                                As a           As a               As a
                                                             Percentage     Percentage          Percentage
                                                            of the Public   of the Net         of the Public
                  Amount of Investment in                     Offering        Amount             Offering
                    Single Transaction                          Price        Invested             Price
              ---------------------------------             ------------  ------------        --------------
                           Less than $  100,000                  1.00%         1.01%              0.75%
              $100,000 but less than $  250,000                  0.75          0.76               0.50
              $250,000 but less than $1,000,000                  0.50          0.50               0.40

         AIM SHORT TERM BOND FUND


                                                                                                  Dealer
                                                               Investor's Sales Charge          Concession
                                                               ------------------------        -------------
                                                                   As a          As a              As a
                                                                Percentage    Percentage        Percentage
                                                               of the Public  of the Net       of the Public
                  Amount of Investment in                        Offering       Amount           Offering
                      Single Transaction                           Price       Invested            Price
              ---------------------------------                ------------- ------------      -------------
                           Less than $  100,000                   2.50           2.56             2.00
              $100,000 but less than $  250,000                   2.00           2.04             1.50
              $250,000 but less than $  500,000                   1.50           1.52             1.25
              $500,000 but less than $1,000,000                   1.25           1.27             1.00


         Beginning on October 31, 2003 Class A Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund was closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.

         LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of Category I, II or III Fund and Class A shares of AIM Short Term Bond Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and Class A shares of AIM Short Term Bond Fund and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases. If an investor makes a Large Purchase of Class A shares of a Category I or II Fund and Class A shares of AIM Short Term Bond Fund, however, each share will generally be subject to a 1.00% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase.

         AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

         AIM Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I or II Funds or AIM Short Term Bond Fund by investors other than: (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Internal Revenue Code of 1986, as amended (the Code"), and (ii) retirement plans that are maintained pursuant to
Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code:

                              PERCENT OF PURCHASES

         1% of the first $2 million
         plus 0.80% of the next $1 million
         plus 0.50% of the next $17 million
         plus 0.25% of amounts in excess of $20 million


         If (i) the amount of any single purchase order plus (ii) the public offering price of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a "jumbo accumulation purchase." With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).

         If an investor made a Large Purchase of Class A shares of a Category III Fund or AIM Short Term Bond Fund on and after November 15, 2001 and through October 30, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.

         If an investor makes a Large Purchase of Class A shares of a Category I or II Fund or AIM Short Term Bond Fund on or after November 15, 2001 and through October 31, 2002 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange. Beginning on February 17, 2003, Class A shares of a Category I or II Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

         If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, AIM Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A shares of the Category I or II Fund or AIM Short Term Bond Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.

         If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange. Beginning on February 17, 2003, Class A Shares of a Category III Fund may not be exchanged for Class A Shares of another Category III Fund.

         PURCHASES OF CLASS A SHARES BY CERTAIN RETIREMENT PLANS AT NAV. For purchases of Class A shares of Category I and II Funds and AIM Short Term Bond Fund, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value ("NAV") to certain retirement plans provided that the applicable dealer of record is able to establish that the retirement plan's purchase of Class A shares is a new investment (as defined below):

                               PERCENT OF PURCHASE

                     0.50% of the first $20 million
                     plus 0.25% of amounts in excess of $20 million

         This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and (ii) plans maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.

         A "new investment" means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of AIM Fund shares, (ii) an exchange of AIM Fund shares, (iii) the repayment of one or more retirement plan loans that were funded through the redemption of AIM Fund shares, or (iv) money returned from another fund family. If AIM Distributors pays a dealer concession in connection with a plan's purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of an AIM Fund. If the applicable dealer of record is unable to establish that a plan's purchase of Class A shares at NAV is a new investment, AIM Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.

         With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan's account(s).

         PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

DEFINITIONS

         As used herein, the terms below shall be defined as follows:

         o "Individual" refers to a person, as well as his or her Spouse or Domestic Partner and his or her Children;

         o "Spouse" is the person to whom one is legally married under state law;

         o "Domestic Partner" is an adult with whom one shares a primary residence for at least six-months, is in a relationship as a couple where one or each of them provides personal or financial welfare of the other without a fee, is not related by blood and is not married;

         o "Child" or "Children" include a biological, adopted or foster son or daughter, a Step-child, a legal ward or a Child of a person standing in loco parentis;

         o "Parent" is a person's biological or adoptive mother or father;

         o "Step-child" is the child of one's Spouse by a previous marriage or relationship;

         o        "Step-parent" is the Spouse of a Child's Parent; and

         o "Immediate Family" includes an Individual (including, as defined above, a person, his or her Spouse or Domestic Partner and his or her Children) as well as his or her Parents, Step-parents and the Parents of Spouse or Domestic Partner.

INDIVIDUALS

         o an Individual (including his or her spouse or domestic partner, and children);

         o a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and

         o        a qualified tuition plan account, maintained pursuant to
                  Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).

EMPLOYER-SPONSORED RETIREMENT PLANS

         o a retirement plan maintained pursuant to Sections 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the
                  Code), 408 (includes SEP, SARSEP and SIMPLE IRA plans) or 457 of the Code, if:

                  a. the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the AIM Funds will not accept separate contributions submitted with respect to individual participants);

                  b. each transmittal is accompanied by a single check or wire transfer; and

                  c. if the AIM Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies AIM Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.

         HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

         A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"); and (ii) subsequently fulfilling the conditions of that LOI.

         The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:

         Calculating the Initial Sales Charge

         o Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

         o It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

         o The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

         o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

         Calculating the Number of Shares to be Purchased

         o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

         o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

         o If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

         o The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

         Fulfilling the Intended Investment

         o By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

         o To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

         o If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

         Canceling the LOI

         o If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

         o If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

         Other Persons Eligible for the LOI Privilege

         The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

         LOIs and Contingent Deferred Sales Charges

         If an investor entered into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 or after October 30, 2002 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A Shares of Category I and II Funds and AIM Short Term Bond Fund are subject to an 18-month, 1% CDSC.

RIGHTS OF ACCUMULATION

         A Qualified Purchaser may also qualify for reduced initial sales charges based upon his, her or its existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

         If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

         To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

         If an investor's new purchase of Class A shares of a Category I or II Fund or AIM Short Term Bond Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 18 month holding period (12 months for Category III Fund shares).

For new purchases of Class A shares of Category III Funds at net asset value made on and after November 15, 2001 and through October 30, 2002, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 12 month holding period.

         OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.

         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase.

         AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

         Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

         o        AIM Management and its affiliates, or their clients;

         o Any current or retired officer, director or employee (and members of their Immediate Family) of AIM Management, its affiliates or The AIM Family of Funds,--Registered Trademark-- and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

         o Any current or retired officer, director, or employee (and members of their Immediate Family), of DST Systems, Inc. or Personix, a division of Fiserv Solutions, Inc.;

         o Sales representatives and employees (and members of their Immediate Family) of selling group members of financial institutions that have arrangements with such selling group members;

         o        Purchases through approved fee-based programs;

         o Employer-sponsored retirement plans that are Qualified Purchasers, as defined above, provided that:

                  a.       a plan's initial investment is at least $1 million;

                  b. there are at least 100 employees eligible to participate in the plan; or

                  c. all plan transactions are executed through a single omnibus account per AIM Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that

                  d. retirement plans maintained pursuant to Section 403(b) of the Code are not eligible to purchase shares at NAV based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code; and

                  e. purchases of AIM Opportunities I Fund by all retirement plans are subject to initial sales charges;

         o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

         o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

         o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

         o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

         o Shareholders of the former GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

         o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

         o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

         o        Shareholders of Investor Class shares of an AIM Fund;

         o Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code;

         o        Insurance company separate accounts;

         o Retirement plan established exclusively for the benefit of an individual (specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account) if:

                  a. such plan is funded by a rollover of assets from an Employer-Sponsored Retirement Plan;

                  b. the account being funded by such rollover is to be maintained by the same trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof; and

                  c. the dealer of record with respect to the account being funded by such rollover is the same as the dealer of record with respect to the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.

         o Transfers to IRAs that are attributable to AIM Fund investments held in 403(b)(7)s, SIMPLEs, SEPs, SARSEPs, Traditional or Roth IRAs; and

         o Rollovers from AIM-held 403(b)(7)s, 401(K)s, SEPs, SIMPLEs, SARSEPs, Money Purchase Plans, and Profit Sharing Plans if the assets are transferred to an AIM IRA.




         In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

         o        the reinvestment of dividends and distributions from a Fund;

         o        exchanges of shares of certain Funds; or

         o        a merger, consolidation or acquisition of assets of a Fund.

         PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

         The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, AIM Distributors or one or more of its corporate affiliates (collectively, the "ADI Affiliates") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. ADI Affiliates make these payments from their own resources, from AIM Distributors' retention of underwriting concessions and from payments to AIM Distributors under Rule 12b-1 plans. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial advisor may receive payments under more than one or all categories. Most financial advisors that sell shares of AIM funds receive one or more types of these cash payments.

         In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

         REVENUE SHARING PAYMENTS. ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. In addition, payments typically apply only to retail sales, and may not apply to other types of sales or assets (such as sales to retirement plans, qualified tuition programs, or fee based advisor programs - some of which may be generate certain other payments described below.)

         The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of AIM funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

         ADMINISTRATIVE AND PROCESSING SUPPORT PAYMENTS. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares for certain administrative services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.25% of average annual assets or $19 per annum per shareholder account. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that ADI Affiliates may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial advisor, payment of networking fees of up to $12 per shareholder account maintained on certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a financial advisor's mutual fund trading systems.

         OTHER CASH PAYMENTS. From time to time, ADI Affiliates, at their expense, may provide additional compensation to financial advisors which sell or arrange for the sale of shares of the Fund. Such compensation provided by ADI Affiliates may include financial assistance to financial advisors that enable ADI Affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other financial advisor-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD, Inc. ("NASD"). ADI Affiliates make payments for entertainment events it deems appropriate, subject to ADI Affiliates guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.

         ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.

         In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.

Purchases of Class B Shares

         Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

         Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

Purchases of Class K Shares

         Class K shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase.

         For purchases of Class K shares, AIM Distributors may make the following payments to dealers of record:

                         PERCENT OF CUMULATIVE PURCHASE


                   0.70% of the first $5 million
                   plus 0.45% of amounts in excess of $5 million

         If the dealer of record receives the above payments, the trail commission will be paid out beginning in the 13th month. If no additional fee is paid to financial intermediaries, the trail commission will begin to accrue immediately.

Purchases of Class R Shares

         Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds or AIM Short Term Bond Fund, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:

                         PERCENT OF CUMULATIVE PURCHASES



                   0.75% of the first $5 million
                   plus 0.50% of amounts in excess of $5 million

         With regard to any individual purchase of Class R shares, AIM Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan's account(s).

Purchases of Investor Class Shares

         Investor Class shares are sold at net asset value, and are not subject to an initial sales charge. or to a CDSC. AIM Distributors may pay dealers and institutions an annual service fee of 0.25% of average daily net assets and such payments will commence immediately.

Purchases of Institutional Class Shares

         Institutional Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC.

Exchanges

         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AIS at (800) 959-4246. If a shareholder is unable to reach AIS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AIS as long as such request is received prior to the close of the customary trading session of the New York Stock Exchange ("NYSE"). AIS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Redemptions

         GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AIS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), present or future, with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

         SYSTEMATIC REDEMPTION PLAN. A Systematic Redemption Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Redemption Plan, all shares are to be held by AIS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AIS. To provide funds for payments made under the Systematic Redemption Plan, AIS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

         Payments under a Systematic Redemption Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of Class A shares, it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Redemption Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

         A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds and AIM Short Term Bond Fund or upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund) and, in certain circumstances, upon the redemption of Class K or Class R shares. See the Prospectus for additional information regarding CDSCs.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II or III Fund, or AIM Short Term Bond Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

         o Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund held more than 18 months;

         o Redemptions of shares of Category III Funds purchased prior to November 15, 2001 or after October 30, 2002;

         o Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;

         o        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class A shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;

         o        Redemptions from private foundations or endowment funds;

         o Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

         o Redemptions of shares of Category I, II or III Funds, AIM Cash Reserve Shares of AIM Money Market Fund or AIM Short Term Bond acquired by exchange from Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, unless the shares acquired by exchange (on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds) are redeemed within 18 months of the original purchase of the exchanges of Category I or II Fund or AIM Short Term Bond Fund shares;

         o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

         o Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

         o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares;

         o Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund or AIM Short Term Bond Fund, unless the Category I or II

                  Fund or AIM Short Term Bond Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds or AIM Short Term Bond Fund shares;

         o Redemptions of Category I or II Funds or AIM Short Term Bond Fund by retirement plan participants resulting from a total redemption of the plan assets that occurs more than one year from the date of the plan's initial purchase; and

         o Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund held by an Investor Class shareholder.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

         o Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

         o Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;

         o Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

         o Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

         o Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

         o Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

         o Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in
                  Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and

         o Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

         o Additional purchases of Class C shares of AIM International Core Equity Fund and AIM Real Estate Fund by shareholders of record on April 30, 1995, of AIM International Value Fund, predecessor to AIM International Core Equity Fund, and AIM Real Estate Fund, except that shareholders whose broker-dealers maintain a single omnibus account with AIS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to

                  April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         o        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         o        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

         o Amounts from a Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         o Liquidation by the Fund when the account value falls below the minimum required account size of $500; and

         o        Investment account(s) of AIM.

         CDSCs will not apply to the following redemptions of Class C shares:

         o A total or partial redemption of shares where the investor's dealer of record notified the distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

         o A total or partial redemption which is necessary to fund a distribution requested by a participant in a retirement plan maintained pursuant to Section 401, 403, or 457 of the Code;

         o Redemptions of Class C shares of a Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and

         o Redemptions of Class C shares of AIM Short Term Bond Fund you received such Class C shares by exchanging Class C shares of another Fund and the original purchase was subject to a CDSC.

         CDSCs will not apply to the following redemptions of Class R shares:

         o Class R shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him; and

         o        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class R shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class R shares held by the plan.

         CDSCs will not apply to the following redemptions of Class K shares:

         o Class K shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him.

General Information Regarding Purchases, Exchanges and Redemptions

         GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AIS with all required information an documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AIS in its sole discretion.

         AUTHORIZED AGENTS. AIS and AIM Distributors may authorize agents to accept purchase and redemption orders that are in good form on behalf of the AIM Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received the purchase or redemption order when the Fund's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by a Fund's authorized agent or its designee.

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AIS. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AIS' current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AIS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AIS.

         TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

         INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by establishing a Personal Identification Number
(PIN). By establishing a PIN the investor acknowledges and agrees that neither AIS nor AIM Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the AIM Funds.

         ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AIS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AIS. Upon receiving returned mail, AIS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AIS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AIS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

         The following formula may be used to determine the public offering price per Class A share of an investor's investment:

         Net Asset Value / (1 - Sales Charge as % of Offering Price ) = Offering Price.

         For example, at the close of business on July 31, 2004, AIM High Yield Fund - Class A shares had a net asset value per share of $4.31. The offering price, assuming an initial sales charge of 4.75%, therefore was $4.52.

Calculation of Net Asset Value

For AIM Money Market Fund

         The Board has established procedures designed to stabilize the Fund's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations, in which case the net asset value could possibly be more or less than $1.00 per share. AIM Money Market Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.

         Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Fund's investments is higher or lower than the price that would be received if the investments were sold.







For AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund, AIM Municipal Bond Fund, AIM Real Estate Fund, AIM Short Term Bond Fund, AIM Total Return Bond Fund

         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statement due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.

         Each equity security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each equity security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing vendors or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day. Debt securities (including convertible bonds) are fair valued using an evaluated quote on the basis of prices provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not available, including situations where market quotations are unreliable, are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with procedures approved by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Municipal Bond Fund values all variable rate securities with an unconditional demand or put feature exercisable within seven (7) days or less at par, which reflects the market value of such securities.

         Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If AIM believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.

         Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Trading in certain foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Issuer specific events may include a merger or insolvency, events which affect a


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geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the independent pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.

         Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

         Although the Funds, except AIM Money Market Fund, generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, a Fund may make a redemption in kind, if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds made an election under Rule 18f-1 under the 1940 Act (a "Rule 18f-1 Election"), and therefore, the Trust, on behalf of a Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed IRS Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:


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         1.       the investor fails to furnish a correct TIN to the Fund;

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         It is the present policy of each Fund (except AIM Global Real Estate Fund and AIM Real Estate Fund) to declare daily and pay monthly net investment income dividends and declare and pay annually any capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.


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         For each Fund (except AIM Cash Reserve Shares, AIM Global Real Estate
Fund, AIM Money Market Fund and AIM Real Estate Fund), when purchase orders are received prior to noon EST, dividends will begin accruing on the first business day after the purchase order for shares of the Fund is effective (settle date), and accrue up to and including the day to which a redemption order is effective (settle date). Thus, if a purchase order is effective on Friday, dividends will begin accruing on Monday (unless Monday is not a business day of the Fund). For AIM Cash Reserve Shares and AIM Money Market Fund, when purchase orders are received prior to noon EST, dividends begin accruing on the first business day of the purchase order for shares of the Fund and accrue through the day prior to the redemption order.

         AIM Global Real Estate Fund and AIM Real Estate Fund makes quarterly distributions of its net investment income typically during the months of March, June, September and December. A portion of the dividends paid by a REIT may be considered return of capital and would not currently be regarded as taxable income to the AIM Global Real Estate Fund and AIM Real Estate Fund.



         Dividends on Class B and Class C shares are expected to be lower than those for Class A or Class A3 shares because of higher distribution fees paid by Class B and Class C shares. Dividends on Class R shares may be lower than those for Class A shares, depending on whether the Class R shares pay higher distribution fees than the Class A shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principles under the 1940 Act and the Code.

         Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the AIM Money Market Fund or the net income per share of a class of the Fund for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the AIM Money Market Fund was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Fund until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Fund and/or its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its


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deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year
(the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

         Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         Each fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gains to redemptions of Fund shares and will reduce the amount of such income and gains that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gains to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has under-distributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gain is directly related to the regulated investment company's principal business of investing in stock or securities), other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and (for Fund taxable years beginning after October 22, 2004) net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings in order to meet this requirement.

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or collectively in the securities of certain publicly traded partnerships (for Fund taxable years beginning after October 22, 2004).

         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such


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


futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         Under an IRS revenue procedure, a Fund may treat its position as lender under a repurchase agreement as a U.S. Government security for purposes of the Asset Diversification where the repurchase agreement is fully collateralized (under applicable SEC standards) with securities that constitute U.S. Government securities.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction (to the extent discussed below) in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders. See "Fund Distributions" below.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss. In certain cases, a Fund may make an election to treat such gain or loss as capital.

         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of


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Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

         Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

         Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed or be less than its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income, qualified dividend income, or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

         AIM Limited Maturity Treasury Fund may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Under Treasury regulations, in general, the net income or deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors and collars), even if paid in periodic installments, that are recognized from that contract for the taxable year. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor or collar shall be recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or, in the case of a swap or of a cap or floor that hedges a debt instrument, under alternative methods contained in the regulations and, in the case of other notional principal contracts, under alternative methods that the IRS may provide in a revenue procedure).

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.


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


         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. The Funds are permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

         The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SWAP AGREEMENTS. AIM Global Real Estate Fund, AIM Income Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while such Funds intend to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Trust as a regulated investment company might be affected. The Trust intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Trust to qualify as a regulated investment company may limit the extent to which these Funds will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other noncorporate taxpayers to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable


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


tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends, if any, received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Ordinary income dividends paid by a Fund to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying dividends, if any, received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. However, dividends received by the Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by a Fund to a noncorporate shareholder may not exceed a maximum rate of 15%. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

         Distributions by a Fund that are not from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of its shares.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the ex-dividend date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         AIM MUNICIPAL BOND FUND. With respect to interest income that is exempt from federal income tax, the Fund intends to comply with Section 852(b)(5) of the Code, which enables exempt-interest dividends paid by the Fund from exempt interest to be treated as tax-exempt income by shareholders. Interest income that the Fund receives from municipal securities is generally tax-exempt for purposes of the regular income tax and the alternative minimum tax, subject to the exceptions described below.

         Exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986 will generally constitute an item of tax preference for taxpayers that are subject to alternative minimum tax. In addition, exempt-interest dividends derived from all other municipal securities must be taken into account by corporations subject to alternative minimum tax in determining their adjusted current earnings adjustment. Consistent with its stated investment objective, AIM Municipal Bond Fund intends to limit its investments in private activity bonds subject to the alternative minimum tax to no more than 20% of its total assets in any given year.

         Original issue discount on tax-exempt bonds shall be accrued by the Fund as tax-exempt interest (except for a portion thereof in the case of certain stripped tax-exempt bonds), and included in the tax basis of the security for capital gain and loss computation purposes. Any gain or loss from the sale or other disposition of a tax-exempt security is generally treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security.

         Interest on indebtedness incurred by shareholders will not be deductible for federal income tax purposes to the extent the proceeds of the borrowing was used to purchase or carry Fund shares. The purchase of Fund shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Fund shares. Further, certain persons who regularly use facilities financed by municipal securities in their trade or business (or persons related thereto) may be "substantial users" of such facilities and should consult their tax advisors before purchasing Fund shares.

         Income that is exempt from federal income tax or alternative minimum tax is not necessarily exempt from tax under state and local laws. Shareholders should consult their tax advisors as to the treatment of exempt-interest dividends under state and local laws.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustments.

         BACKUP WITHHOLDING. The Funds may be required to withhold 28% of taxable distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term and short-term capital gain and of certain types of interest income) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution to the extent discussed below. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

         As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that a Fund designates as "short-term capital gain dividends" or as "interest-related dividends" for Fund taxable years beginning after December 31, 2004 and before January 1, 2008. The aggregate amount that may be designated as short-term capital gain dividends for a Fund's taxable year is generally equal to the excess (if any) of the Fund's net short-term capital gain over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Fund taxable year is generally limited to the excess of the amount of "qualified interest income" of the Fund over allocable expenses. Qualified interest income is generally equal to the sum of a Fund's U.S.-source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Fund holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, short-term capital gain dividends, interest-related dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations. For this purpose, effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, the portion (if any) of a capital gain dividend or short-term capital gain dividend received by a foreign shareholder that is attributable to gain from the sale or exchange of a "U.S. real property interest" will be treated as gain directly recognized by the foreign shareholder from the sale or exchange of a "U.S. real property interest," with the consequence that such portion will be treated as income effectively connected with a U.S. trade or business and will be subject to income tax at a rate of 35%. Additionally, the foreign shareholder receiving such income will be required to file a United States federal income tax return. A "U.S. real property interest" is, generally, (i) an interest in real property located in the United States or the Virgin Islands or (ii) an interest in a domestic corporation unless the taxpayer establishes that during the five years ending on the date of disposition (the "testing period") the fair market value of the corporation's real property interests is less than 50% of the sum of the value of its real property interests plus other assets held for use in a trade or business. However, an interest that a Fund holds in another regulated investment company (or in a REIT) in which foreign persons have, at all times during the testing period, held less than 50% in value of its stock will not be treated as a "U.S. real property interest."

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax adviser or the IRS.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of decedents dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Fund's shares attributable to "qualifying assets" held by the Fund at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Fund's assets that constituted qualifying assets at the end of each quarter of its taxable year.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

         If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

         Foreign shareholders may be subject to U.S. withholding tax on a rate of 30% on the income resulting from the Foreign Tax Election, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.


         Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on April 29, 2005. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS

         The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares, Class A3 shares, Class B shares, Class C shares, Class R shares and Investor Class shares, if applicable, and AIM Cash Reserve Shares of AIM Money Market Fund (collectively the "Plans").

         Each Fund, pursuant to the its Class A (AIM Cash Reserve Shares for AIM Money Market Fund), Class A3, Class B, Class C and Class R Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.


         FUND                           CLASS A*       CLASS A3     CLASS B      CLASS C        CLASS R
         ----                           --------       --------     -------      -------        -------
AIM Global Real Estate Fund                0.35%          N/A         1.00%         1.00%         0.50%
AIM High Yield Fund                        0.25           N/A         1.00          1.00           N/A
AIM Income Fund                            0.25           N/A         1.00          1.00          0.50
AIM Intermediate Government Fund           0.25           N/A         1.00          1.00          0.50
AIM Limited Maturity Treasury Fund         0.15          0.35%         N/A           N/A           N/A
AIM Money Market Fund                      0.25           N/A         1.00          1.00          0.50
AIM Municipal Bond Fund                    0.25           N/A         1.00          1.00           N/A
AIM Real Estate Fund                       0.35           N/A         1.00          1.00          0.50
AIM Short Term Bond Fund                   0.35           N/A          N/A          1.00          0.50
AIM Total Return Bond Fund                 0.35           N/A         1.00          1.00          0.50

      *AIM Cash Reserve shares of AIM Money Market Fund

         AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Municipal Bond Fund and AIM Real Estate Fund, pursuant to its Investor Class Plan, pay AIM Distributors an amount necessary to reimburse AIM Distributors for its actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares of the Fund.

         All of the Plans compensate or reimburse AIM Distributors, as applicable, for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

         Amounts payable by a Fund under the Class A (AIM Cash Reserve Shares for AIM Money Market Fund), Class A3, Class B, Class C and Class R Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. These Plans do not obligate the Funds to reimburse AIM Distributors for the actual allocated share of expenses AIM Distributors may incur in fulfilling its obligations under these Plans. Thus, even if AIM Distributors' actual allocated share of expenses exceeds the fee payable to AIM Distributors at any given time, under these plans the Funds will not be obligated to pay more than that fee. If AIM Distributors' actual allocated share of expenses is less than the fee it receives, under these plans AIM Distributors will retain the full amount of the fee.

         Amounts payable by AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Municipal Bond Fund and AIM Real Estate Fund under its Investor Class Plan are directly related to the expenses incurred by AIM Distributors on behalf of the Fund, as this Plan obligates the Fund to reimburse AIM Distributors for its actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares of the Fund. If AIM Distributors' actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period exceeds the 0.25% annual cap, under this Plan AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Municipal Bond Fund and AIM Real Estate Fund will not be obligated to pay more than the 0.25% annual cap. If AIM Distributors' actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period is less than the 0.25% annual cap, under this Plan AIM Distributors is entitled to be reimbursed only for its actual allocated share of expenses.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A, Class A3, Class C, Class R or Investor Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM Distributors and the Fund.

         AIM Distributors will reduce this payment for Class A shares of AIM Real Estate Fund from 0.35% to 0.25% per annum during the period that AIM Real Estate Fund is offered on a limited basis to certain investors.

         AIM Distributors has contractually agreed through July 31, 2005, to waive up to 0.10% of average net assets of AIM Total Return Bond Fund's Class A shares Rule 12b-1 distribution plan payments. This contractual fee waiver is set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM Distributors and the Fund.

         AIM Distributors has contractually agreed through July 31, 2005, to waive 0.10% and 0.40% of average net assets of AIM Short Term Bond Fund's Class A and Class C shares, respectively, Rule 12b-1 distribution plan payments. This contractual fee waiver is set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM Distributors and the Fund.

         The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class A3, Class B, Class C, Class R and Investor Class shares (0.15% of the average daily net assets of the Class A shares of AIM Limited Maturity Treasury Fund), as applicable, attributable to the customers of selected dealers and financial institutions to such dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

         AIM Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If AIM Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the NASD.

         See Appendix K for a list of the amounts paid by each class of shares of each Fund to AIM Distributors pursuant to the Plans for the fiscal year ended July 31, 2004 and Appendix L for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the fiscal year ended July 31, 2004.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

         The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

         Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

         The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares of the Funds at the time of such sales.

         Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for AIM Short Term Bond Fund) at the time of such sales. Payments with respect to Class C shares (except for AIM Short Term Bond Fund) will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares (except for AIM Short Term Bond Fund) for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A, Class C and Class R Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.

         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay contingent deferred sales charges.

         Total sales charges (front end and contingent deferred sales charges) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ended July 31, are found in Appendix M.

                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:
                                         n
                                   P(1+T) =ERV

Where        P   =   a hypothetical initial payment of $1,000;
             T   =   average annual total return (assuming the applicable
                     maximum sales load is deducted at the beginning of the one, five, or ten year periods);
             n   =   number of years; and
             ERV =   ending redeemable value of a hypothetical $1,000 payment
                     made at the beginning of the one, five and ten year periods at the end of the one, five, or ten year periods (or fractional portion of such period).

         The average annual total returns for each Fund, with respect to its Class A, Class A3, Class B, Class C and Class R, Investor Class and AIM Cash Reserve shares, if applicable, for the one, five and ten year periods (or since inception if less than ten years) ended July 31 are found in Appendix N.

         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class A3 shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value; (3) Class B and

Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; (4) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value; and (5) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value. Standardized total return for AIM Cash Reserve Shares does not reflect a deduction of any sales charge, since that class is sold and redeemed at net asset value.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) =ERV

Where      P    =  a hypothetical initial payment of $1,000;
           U    =  average annual total return assuming payment of only a stated
                   portion of, or none of, the applicable maximum sales load at the beginning of the stated period;
           n    =  number of years; and
           ERV  =  ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where      P    =  a hypothetical initial payment of $1,000;
           V    =  cumulative total return assuming payment of all of, a stated
                   portion of, or none of, the applicable maximum sales load at the beginning of the stated period; and
           ERV  =  ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

         The cumulative total returns for each Fund, with respect to its Class A, Class A3, Class B, Class C and Class R, Investor Class and AIM Cash Reserve shares, if applicable, shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31 are found in Appendix N.

Calculation of Certain Performance Data

         Funds offering Class A3, Class R or Investor Class shares may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in each Fund's advertisements and other sales material. If the Fund's Class A3 or Class R shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Fund's Class A shares at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class A3, Class R and Investor Class shares. If the Fund's Class A3, Class R or Investor Class shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Fund's Class A3, Class R or Investor Class shares since their inception and the restated historical performance of the Fund's Class A shares (for periods prior to inception of the Class A3, Class R shares or Investor Class). If the Fund's Class A3, Class R or Investor Class shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Fund's Class A3 or Class R shares.

         AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund, AIM Municipal Bond Fund and AIM Real Estate Fund may also use a restated or a blended performance calculation to derive certain performance data shown for their Investor Class shares in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Investor Class shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Class A shares at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Funds' Investor Class shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Investor Class shares since their inception and the restated historical performance of the Funds' Class A shares (for periods prior to inception of the Investor Class shares) at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Funds' Investor Class shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Investor Class shares.

         A restated or blended performance calculation may be used to derive (i) the Funds', except for AIM Money Market Fund, standardized average annual total returns over a stated period and (ii) the Funds', except for AIM Money Market Fund, non-standardized cumulative total returns over a stated period.

         A restated or blended performance calculation may be used to derive (i) AIM Money Market Fund's non-standardized average annual total returns over a stated period, and (ii) AIM Money Market Fund's non-standardized cumulative total returns over a stated period.

Average Annual Total Return (After Taxes on Distributions) Quotations

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                        n
                                  P(1+T) =ATV
                                             D

where     P    =   a hypothetical initial payment of $1,000;
          T    =   average annual total return (after taxes on distributions);
          n    =   number of years; and
          ATV  =   ending value of a hypothetical $1,000 payment made at the
             D     beginning of the one, five, or ten year periods (or since
                   inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

         Standardized average annual total return (after taxes on distributions) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class A3 shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value; (3) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (4) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A, Class A3, Class B, Class C and Investor Class shares, for the one, five, and ten year periods (or since inception if less than ten years) ended July 31 are found in Appendix N.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                        n
                                  P(1+T) =ATV
                                             DR

where     P       =  a hypothetical initial payment of $1,000;
          T       =  average annual total return (after taxes on distributions and redemption);
          n       =  number of years; and
          ATV     =  ending value of a hypothetical $1,000 payment made at the
             DR      beginning of the one, five, or ten year periods (or since
                     inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class A3 shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value; (3) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (4) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on the Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Class A, Class A3, Class B, Class C and Investor Class shares, for the one, five, and ten year periods (or since inception if less than ten years) ended July 31 are found in Appendix N.

Yield Quotation

         Yield is a function of the type and quality of a Fund's investments, the maturity of the securities held in a Fund's portfolio and the operating expense ratio of the Fund. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

         A Fund's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus a stated tax rate (if only a portion of the Fund's yield was tax-exempt, only that portion would be adjusted in the calculation).

         A Fund may quote its distribution rate, which uses the most recent dividend paid annualized as a percentage of the Fund's offering price.

         Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         The standard formula for calculating yield for each Fund is as follows:

                                                    6
                         YIELD = 2[((a-b)/(c x d)+1) -1]

Where      a  =   dividends and interest earned during a stated 30-day period.
                  For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).
           b  =   expenses accrued during period (net of reimbursements).
           c  =   the average daily number of shares outstanding during the
                  period that were entitled to receive dividends.
           d  =   the maximum offering price per share on the last day of the period.

         The standard formula for calculating annualized 7-day yield for AIM Money Market Fund is as follows:

                     Base Period Return x365
                                         ---
                                             7

         Where   Y   =  annualized yield.
                ---
                 Base Period Return = (V  - V )
                                        1    0
                 ------------------------------
                                          V
                                           0

                 V   = the value of a hypothetical pre-existing
                  0    account in the AIM Money Market Fund having a balance of
                       one share at the beginning of a stated seven-day period.
                 V   = the value of such an account at the end of the stated
                  1    period.

         The standard formula for calculating effective annualized yield for the AIM Money Market Fund is as follows:

                                                  365/7
                     EY = (Base Period Return + 1)      - 1

         Where  EY  =  effective annualized yield.
                Y   =  annualized yield, as determined above.

         The yield for each Fund, the yield and corresponding tax-equivalent yield for AIM Municipal Bond Fund, and the annualized and effective annualized yield for the AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares of AIM Money Market Fund are found in Appendix N. In addition, the distribution rates for each Fund (other than AIM Money Market Fund) are found in Appendix N.

Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:



         Advertising Age                     Forbes                              Pension World
         Barron's                            Fortune                             Pensions & Investments
         Best's Review                       Hartford Courant                    Personal Investor
         Bloomberg                           Inc.                                Philadelphia Inquirer
         Broker World                        Institutional Investor              The Bond Buyer
         Business Week                       Insurance Forum                     USA Today
         Changing Times                      Insurance Week                      U.S. News & World Report
         Christian Science Monitor           Investor's Business Daily           Wall Street Journal
         Consumer Reports                    Journal of the American             Washington Post
         Economist                             Society of CLU & ChFC             CNN
         FACS of the Week                    Kiplinger Letter                    CNBC
         Financial Planning                  Money                               PBS
         Financial Product News              Mutual Fund Forecaster
         Financial Services Week             Nation's Business
         Financial World                     New York Times

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:


         Bank Rate Monitor                            Lipper, Inc.
         Bloomberg                                    Mutual Fund Values (Morningstar)
         Donoghue's                                   Stanger
         Lehman Live                                  Weisenberger

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

         Lehman Brothers High Yield Index
         Lehman Brothers Intermediate U.S. Government and Mortgage Index Lehman Brothers 1-2 year U.S. Government Bond Index
         Lehman Brothers 1-3 year U.S. Government/Credit Index
         Lehman Brothers Municipal Bond Index
         Lehman Brothers U.S. Credit Index
         Lehman Brothers U.S. Aggregate Bond Index
         Lipper Balanced Fund Index
         Lipper BBB Rated Fund Index
         Lipper General Municipal Debt Fund Index
         Lipper High Yield Bond Fund Index
         Lipper Intermediate Investment Grade Debt Fund Index
         Lipper Intermediate U.S. Government Fund Index
         Lipper Real Estate Fund Index

         Lipper Short Investment Grade Debt Index
         Lipper Short U.S. Treasury Category Average
         Morgan Stanley REIT Index
         Standard & Poor's 500 Index

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analysis of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

     SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

         On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

         Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

         Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

         The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

                   REGULATORY INQUIRIES AND PENDING LITIGATION

         The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

         As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and/or regulatory inquiries.

         Ongoing Regulatory Inquiries Concerning IFG and AIM

         IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG.

         AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds.

         Pending Regulatory Civil Action Alleging Market Timing

         On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code
Section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.

         If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP PLC, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

         Private Civil Actions Alleging Market Timing

         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of April 25, 2005 is set forth in Appendix O-1.

         All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix O-1. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. This lawsuit is identified in Appendix O-1.

         Private Civil Actions Alleging Improper Use of Fair Value Pricing

         Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of April 25, 2005 is set forth in Appendix O-2.

         Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of April 25, 2005 is set forth in Appendix O-3.

         Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

         Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of April 25, 2005 is set forth in Appendix O-4.

         Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of April 25, 2005 is set forth in Appendix O-5.

         Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

         A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. ("AIM Capital") and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws; (ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees. Such lawsuit, which was served on AIM and AIM Capital on April 25, 2005, is set forth in Appendix O-6.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings are as follows:

         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

         Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

         Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

         Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

         In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

         In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

         The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

         MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.


                        S&P SHORT-TERM MUNICIPAL RATINGS

         An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

         Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.


                         FITCH SHORT-TERM CREDIT RATINGS

         The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS

                              As of March 31, 2005

================================================================================

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 114 portfolios in the AIM Funds. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.


                                   TRUSTEE
                                   AND/OR
    NAME, YEAR OF BIRTH AND        OFFICER                                                        OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE
--------------------------------   -------   -------------------------------------------------    ---------------------
INTERESTED PERSONS

Robert H. Graham(1) --  1946        1988     Director and Chairman, A I M Management Group        None
Trustee, President and Vice                  Inc. (financial services holding company);
Chair                                        Director and Vice Chairman, AMVESCAP PLC and
                                             Chairman of AMVESCAP PLC - AIM Division (parent
                                             of AIM and a global investment management firm)

                                             Formerly:  President and Chief Executive
                                             Officer, A I M Management Group Inc.; Director,
                                             Chairman and President, A I M Advisors, Inc.
                                             (registered investment advisor); Director and
                                             Chairman, A I M Capital Management, Inc.
                                             (registered investment advisor), A I M
                                             Distributors, Inc. (registered broker dealer),
                                             AIM Investment Services, Inc. (registered
                                             transfer agent), and Fund Management Company
                                             (registered broker dealer); and Chief Executive
                                             Officer, AMVESCAP PLC - Managed Products

Mark H. Williamson(2) -- 1951       2003     Director, President and Chief Executive             None
Trustee and Executive Vice                   Officer, A I M Management Group Inc. (financial
President                                    services holding company); Director, Chairman
                                             and President, A I M Advisors, Inc. (registered
                                             investment advisor); Director, A I M Capital
                                             Management, Inc. (registered investment
                                             advisor) and A I M Distributors, Inc.
                                             (registered broker dealer); Director and
                                             Chairman, AIM Investment Services, Inc.
                                             (registered transfer agent), Fund Management
                                             Company (registered broker dealer); and INVESCO
                                             Distributors, Inc. (registered broker dealer);
                                             and Chief Executive Officer, AMVESCAP PLC - AIM
                                             Division (parent of AIM and a global investment
                                             management

---------------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                                   TRUSTEE
                                   AND/OR
    NAME, YEAR OF BIRTH AND        OFFICER                                                        OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE
--------------------------------   -------   -------------------------------------------------    ---------------------
                                             firm)

                                             Formerly: Director, Chairman, President and
                                             Chief Executive Officer, INVESCO Funds Group,
                                             Inc.; President and Chief Executive Officer,
                                             INVESCO Distributors, Inc.; and Chief Executive
                                             Officer, AMVESCAP PLC - Managed Products

INDEPENDENT TRUSTEES

Bruce L. Crockett(3)-- 1944         1992     Chairman, Crockett Technology Associates             ACE Limited
Trustee and Chair                            (technology consulting company)                      (insurance company);
                                                                                                  and Captaris, Inc.
                                                                                                  (unified messaging
                                                                                                  provider)

Bob R. Baker - 1936                 2003     Retired                                              None
Trustee

Frank S. Bayley -- 1939             2001     Retired                                              Badgley Funds, Inc.
Trustee                                      Formerly:  Partner, law firm of Baker & McKenzie     (registered
                                                                                                  investment company)

James T. Bunch - 1942               2003     Co-President and Founder, Green, Manning &           None
Trustee                                      Bunch Ltd., (investment banking firm); and
                                             Director, Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation

Albert R. Dowden -- 1941            2000     Director of a number of public and private           None
Trustee                                      business corporations, including the Boss
                                             Group, Ltd. (private investment and management);
                                             Cortland Trust, Inc. (Chairman) (registered
                                             investment company); Annuity and Life Re
                                             (Holdings), Ltd. (insurance company); and
                                             CompuDyne Corporation (provider of products and
                                             services to the public security market)

                                             Formerly: Director, President and Chief

---------------
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

                                   TRUSTEE
                                   AND/OR
    NAME, YEAR OF BIRTH AND        OFFICER                                                        OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE
--------------------------------   -------   -------------------------------------------------    ---------------------
                                             Executive Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo; and
                                             director of various affiliated Volvo companies

Edward K. Dunn, Jr. -- 1935      1998        Retired                                              None
Trustee
                                             Formerly: Chairman, Mercantile Mortgage Corp.;
                                             President and Chief Operating Officer,
                                             Mercantile-Safe Deposit & Trust Co.; and
                                             President, Mercantile Bankshares Corp.

Jack M. Fields -- 1952           1997        Chief Executive Officer, Twenty First Century        Administaff; and
Trustee                                      Group, Inc. (government affairs company) and         Discovery Global
                                             Owner, Dos Angelos  Ranch, L.P.                      Education Fund
                                                                                                  (non-profit)
                                             Formerly:  Chief Executive Officer, Texana
                                             Timber LP (sustainable forestry company)

Carl Frischling -- 1937          1990        Partner, law firm of Kramer Levin Naftalis and       Cortland Trust, Inc.
Trustee                                      Frankel LLP                                          (registered
                                                                                                  investment company)

Gerald J. Lewis - 1933           2003        Chairman, Lawsuit Resolution Services (San           General Chemical
Trustee                                      Diego, California)                                   Group, Inc.

Prema Mathai-Davis -- 1950       1998        Formerly: Chief Executive Officer, YWCA of the       None
Trustee                                      USA

Lewis F. Pennock -- 1942         1988        Partner, law firm of Pennock & Cooper                None
Trustee

Ruth H. Quigley -- 1935          2001        Retired                                              None
Trustee

Larry Soll - 1942                2003        Retired                                              None
Trustee

                                      B-3

                                   TRUSTEE
                                   AND/OR
    NAME, YEAR OF BIRTH AND        OFFICER                                                        OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE
--------------------------------   -------   -------------------------------------------------    ---------------------
OTHER OFFICERS

Lisa O. Brinkley(4) -- 1959         2004     Senior Vice President, A I M Management Group        N/A
Senior Vice President and                    Inc. (financial services holding company);
Chief Compliance Officer                     Senior Vice President and Chief Compliance
                                             Officer, A I M Advisors, Inc.; Vice President
                                             and Chief Compliance Officer, A I M Capital
                                             Management, Inc. and Vice President, A I M
                                             Distributors, Inc., AIM Investment Services,
                                             Inc. and Fund Management Company

                                             Formerly:  Senior Vice President and Compliance
                                             Director, Delaware Investments Family of Funds;
                                             and Chief Compliance Officer, A I M
                                             Distributors, Inc.

Russell C. Burk(5) -- 1958          2005     Formerly: Director of Compliance and Assistant       N/A
Senior Vice President                        General Counsel, ICON Advisers, Inc.; Financial
                                             Consultant, Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual Funds, Inc.

Kevin M. Carome -- 1956 Senior      2003     Director, Senior Vice President, Secretary and       N/A
Vice President, Chief Legal                  General Counsel, A I M Management Group Inc.
Officer and Secretary                        (financial services holding company) and A I M
                                             Advisors, Inc.; Director and Vice President,
                                             INVESCO Distributors, Inc.; Vice President,
                                             A I M Capital Management, Inc. and AIM Investment
                                             Services, Inc.; and Director, Vice President
                                             and General Counsel, Fund Management Company;
                                             and Senior Vice President, A I M Distributors, Inc.

                                             Formerly:  Senior Vice President and General
                                             Counsel, Liberty Financial Companies, Inc.; and
                                             Senior Vice President and General
                                             Counsel, Liberty Funds Group, LLC;
                                             and Vice President, A I M
                                             Distributors, Inc.

Robert G. Alley -- 1948             2004     Managing Director, Chief Fixed Income Officer        N/A
Vice President                               and Senior Investment Officer, A I M Capital
                                             Management, Inc. and Vice President, A I M
                                             Advisors, Inc.

Stuart W. Coco -- 1955              2002     Managing Director and Director of Money Market       N/A
Vice President                               Research and Special Projects, A I M Capital
                                             Management, Inc.; and Vice President, A I M
                                             Advisors, Inc.

---------------
(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.

                                   TRUSTEE
                                   AND/OR
    NAME, YEAR OF BIRTH AND        OFFICER                                                        OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE
--------------------------------   -------   -------------------------------------------------    ---------------------
Sidney M. Dilgren -- 1961           2004     Vice President and Fund Treasurer, A I M             N/A
Vice President and Treasurer                 Advisors, Inc.

                                             Formerly:  Senior Vice President, AIM
                                             Investment Services, Inc. and Vice President,
                                             A I M Distributors, Inc.

J. Philip Ferguson(6) -- 1945       2005     Senior Vice President and Chief Investment           N/A
Vice President                               Officer, A I M Advisors Inc.; Director,
                                             Chairman, Chief Executive Officer,
                                             President and Chief Investment
                                             Officer, A I M Capital Management,
                                             Inc; Executive Vice President, A I M
                                             Management Group Inc.

                                             Formerly:  Senior Vice President, AIM Private
                                             Asset Management, Inc.; Chief Equity Officer,
                                             and Senior Investment Officer, A I M Capital
                                             Management, Inc.; and Managing Partner, Beutel,
                                             Goodman Capital Management

Karen Dunn Kelley -- 1960           1992     Director of Cash Management, Managing Director       NA
Vice President                               and Chief Cash Management Officer, A I M
                                             Capital Management, Inc., Director and
                                             President, Fund Management Company; and Vice
                                             President, A I M Advisors, Inc.

---------------
(6) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005.

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2004

                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                     SECURITIES IN ALL REGISTERED
                                                                                    INVESTMENT COMPANIES OVERSEEN
                                    DOLLAR RANGE OF EQUITY SECURITIES                      BY TRUSTEE IN
     NAME OF TRUSTEE                              PER FUND                           THE AIM FAMILY OF FUNDS--Registered Trademark--
     ---------------                ---------------------------------             ------------------ -------------------------------

Robert H. Graham            High Yield                       Over $100,000                 Over $100,000
                            Income                           Over $100,000
                            Limited Maturity Treasury        Over $100,000
                            Municipal Bond                   Over $100,000


Mark H. Williamson                                 -0-                                     Over $100,000

Bob R. Baker                                       -0-                                     Over $100,000

Frank S. Bayley             Income                       $10,001 - $50,000                Over $100,000

James T. Bunch              High Yield                        $1 - $10,000                Over $100,000
                            Income                            $1 - $10,000
                            Intermediate Government           $1 - $10,000
                            Money Market                 $10,001 - $50,000
                            Municipal Bond                    $1 - $10,000
                            Real Estate                       $1 - $10,000

Bruce L. Crockett           High Yield                        $1 - $10,000            $50,001 - $100,000(7)

Albert R. Dowden                                   -0-                                     Over $100,000

Edward K. Dunn, Jr.         Money Market                     Over $100,000                Over $100,000(7)

Jack M. Fields                                     -0-                                    Over $100,000(7)

Carl Frischling             High Yield                  $50,001 - $100,000                Over $100,000(7)
                            Real Estate                 $50,001 - $100,000

Gerald J. Lewis             High Yield                        $1 - $10,000                Over $100,000
                            Income                            $1 - $10,000
                            Intermediate Government           $1 - $10,000
                            Money Market                      $1 - $10,000
                            Municipal Bond                    $1 - $10,000
                            Real Estate                       $1 - $10,000
                            Short Term Bond                   $1 - $10,000
                            Total Return Bond                 $1 - $10,000


---------------
(7) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                     SECURITIES IN ALL REGISTERED
                                                                                    INVESTMENT COMPANIES OVERSEEN
                                    DOLLAR RANGE OF EQUITY SECURITIES                      BY TRUSTEE IN
     NAME OF TRUSTEE                              PER FUND                           THE AIM FAMILY OF FUNDS--Registered Trademark--
     ---------------                ---------------------------------             ------------------ -------------------------------

Prema Mathai-Davis                                 -0-                                     $1 - $10,000(7)

Lewis F. Pennock            High Yield                        $1 - $10,000                 Over $100,000

Ruth H. Quigley                                    -0-                                   $10,001 - $50,000

Larry Soll                  High Yield                         $1 - $10,000               Over $100,000(7)
                            Income                             $1 - $10,000
                            Intermediate Government            $1 - $10,000
                            Money Market                       $1 - $10,000
                            Municipal Bond                     $1 - $10,000
                            Real Estate                        $1 - $10,000


---------------
(7) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEES COMPENSATION TABLE


         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004:


                                            RETIREMENT      ESTIMATED
                             AGGREGATE       BENEFITS        ANNUAL             TOTAL
                           COMPENSATION      ACCRUED        BENEFITS        COMPENSATION
                             FROM THE         BY ALL          UPON          FROM ALL AIM
     TRUSTEE                TRUST(1)(2)     AIM FUNDS(3)   RETIREMENT(4)     FUNDS(5)(6)
--------------------       ------------     ------------   -------------    ------------

Bob R. Baker(7)              $  9,593          $198,871       $144,786        $189,750
Frank S. Bayley                11,951           175,241        112,500         193,500
James T. Bunch(7)               9,593           143,455        112,500         186,000
Bruce L. Crockett              11,951            75,638        112,500         223,500
Albert R. Dowden               11,951            93,210        112,500         192,500
Edward K. Dunn, Jr.            11,951           133,390        112,500         193,500
Jack M. Fields                 11,951            48,070        112,500         186,000
Carl Frischling(8)             11,880            62,040        112,500         185,000
Gerald J. Lewis(7)              9,593           143,455        112,500         186,000
Prema Mathai-Davis             11,951            55,768        112,500         189,750
Lewis F. Pennock               11,951            80,777        112,500         186,000
Ruth H. Quigley                11,951           154,767        112,500         189,750
Louis S. Sklar(9)              11,951           115,160        101,250         186,000
Larry Soll(7)                   9,593           184,356        130,823         186,000

(1) Amounts shown are based on the fiscal year ended July 31, 2004. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended July 31, 2004, including earnings, was $44,349.

(2) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Fund expenses related to market timing matters. "Aggregate Compensation From the Trust" above does not include $3,118 of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the fiscal year ended July 31, 2004.

(3) During the fiscal year ended July 31, 2004, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $37,831.

(4) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustee's retirement and assumes each trustee serves until his or her normal retirement date.

(5) All trustees currently serve as trustees of nineteen registered investment companies advised by AIM.

(6) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Fund expenses related to market timing matters. "Total Compensation From All Funds" above does not include $44,000 of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the calendar year ended December 31, 2004.

(7) Messrs. Baker, Bunch and Lewis and Dr. Soll were elected as trustees of the Trust on October 21, 2003.

(8) During the fiscal year ended July 31, 2004, the Trust paid $53,351 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

(9)  Mr. Sklar retired effective December 31, 2004.

                                   APPENDIX D

                          PROXY POLICIES AND PROCEDURES

                         (as amended September 16, 2004)


A.    PROXY POLICIES
      Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

      I.   BOARDS OF DIRECTORS

           A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

           There are some actions by directors that should result in votes being withheld. These instances include directors who:

           o Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;
           o Attend less than 75 percent of the board and committee meetings without a valid excuse;
           o Implement or renew a dead-hand or modified dead-hand poison pill;
           o    Sit on the boards of an excessive number of companies;
           o Enacted egregious corporate governance or other policies or failed to replace management as appropriate;
           o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or
           o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

           Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

           o Long-term financial performance of the target company relative to its industry;
           o    Management's track record;
           o    Portfolio manager's assessment;
           o    Qualifications of director nominees (both slates);
           o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and
           o    Background to the proxy contest.

      II.  INDEPENDENT AUDITORS

           A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

           o It is not clear that the auditors will be able to fulfill their function;
           o There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or
           o The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

      III. COMPENSATION PROGRAMS

           Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

           o We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.
           o We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.
           o We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.
           o We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.
           o We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

      IV.  CORPORATE MATTERS

           We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

           o We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.
           o We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

           o We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.
           o We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

      V.   SHAREHOLDER PROPOSALS

           Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

           o We will generally abstain from shareholder social and environmental proposals.
           o We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.
           o We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.
           o We will generally vote for proposals to lower barriers to shareholder action.
           o We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

      VI.  OTHER

           o We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.
           o We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.
           o We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

           AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.    PROXY COMMITTEE PROCEDURES

      The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

      The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

      AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

      In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
      Trustees:

      1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.
      2. AIM will not publicly announce its voting intentions and the reasons therefore.
      3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.
      4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.    BUSINESS/DISASTER RECOVERY

      If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.    RESTRICTIONS AFFECTING VOTING

      If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.    CONFLICTS OF INTEREST

      The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

      In the event that AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.

      To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F.    FUND OF FUNDS

      When an AIM Fund that invests in another AIM Fund(s) has the right to vote on the proxy of the underlying AIM Fund, AIM will seek guidance from the Board of Trustees of the investing AIM Fund on how to vote such proxy.

          The Proxy Voting Policies applicable to AIM Global Real Estate Fund and AIM Real Estate Fund follow:

                                 GENERAL POLICY

INVESCO Institutional (N.A.), Inc. and its wholly-owned subsidiaries, and INVESCO Global Asset Management (N.A.), Inc. (collectively, "INVESCO"), each has responsibility for making investment decisions that are in the best interests of its clients. As part of the investment management services it provides to clients, INVESCO may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.

INVESCO believes that it has a duty to manage clients' assets in the best economic interests of the clients and that the ability to vote proxies is a client asset.

INVESCO reserves the right to amend its proxy policies and procedures from time to time without prior notice to its clients.

                              PROXY VOTING POLICIES


VOTING OF PROXIES

INVESCO will vote client proxies in accordance with the procedures set forth below unless the client for non-ERISA clients retains in writing the right to vote, the named fiduciary (e.g., the plan sponsor) for ERISA clients retains in writing the right to direct the plan trustee or a third party to vote proxies or INVESCO determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith.

BEST ECONOMIC INTERESTS OF CLIENTS

In voting proxies, INVESCO will take into consideration those factors that may affect the value of the security and will vote proxies in a manner in which, in its opinion, is in the best economic interests of clients. INVESCO endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients.

ISS SERVICES

INVESCO has contracted with Institutional Shareholder Services ("ISS"), an independent third party service provider, to vote INVESCO's clients' proxies according to ISS's proxy voting recommendations. In addition, ISS will provide proxy analyses, vote recommendations, vote execution and record-keeping services for clients for which INVESCO has proxy voting responsibility. On an annual basis, INVESCO will review information obtained from ISS to ascertain whether ISS (i) has the capacity and competency to adequately analyze proxy issues, and
(ii) can make such recommendations in an impartial manner and in the best economic interest of INVESCO's clients. This may include a review of ISS' Policies, Procedures and Practices Regarding Potential Conflicts of Interests and obtaining information about the work ISS does for corporate issuers and the payments ISS receives from such issuers.

Custodians forward proxy materials for clients who rely on INVESCO to vote proxies to ISS. ISS is responsible for exercising the voting rights in accordance with the ISS proxy voting guidelines. If INVESCO receives proxy materials in connection with a client's account where the client has, in writing, communicated to INVESCO that the client, plan fiduciary or other third party has reserved the right to vote proxies, INVESCO will forward to the party appointed by client any proxy materials it receives with respect to the account. In order to avoid voting proxies in circumstances where INVESCO, or any of its affiliates have or may have any conflict of interest, real or perceived, INVESCO has engaged ISS to provide the proxy analyses, vote recommendations and voting of proxies.

In the event that (i) ISS recuses itself on a proxy voting matter and makes no recommendation or (ii) INVESCO decides to override the ISS vote recommendation, the Proxy Committee will review the issue and direct ISS how to vote the proxies as described below.

PROXY COMMITTEE

The Proxy Committee shall have seven (7) members, which shall include representatives from portfolio management, operations, and legal/compliance or other functional departments as deemed appropriate who are knowledgeable regarding the proxy process. A majority of the members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote. The chair of the Proxy Committee shall be chosen by the Chief Compliance Officer of INVESCO. The Proxy Committee shall keep minutes of its meetings that shall be kept with the proxy voting records of INVESCO. The Proxy Committee will appoint a Proxy Manager to manage the proxy voting process, which includes the voting of proxies and the maintenance of appropriate records.

Proxy Committee meetings shall be called by the Proxy Manager when override submissions are made and in instances when ISS has recused itself from a vote recommendation. In these situations, the Proxy Committee shall meet and determine how proxies are to be voted in the best interests of clients.

The Proxy Committee periodically reviews new types of corporate governance issues, evaluates proposals not addressed by the ISS proxy voting guidelines in instances when ISS has recused itself, and determines how INVESCO should vote. The Committee monitors adherence to these Procedures, industry trends and reviews the ISS proxy voting guidelines.

ISS RECUSAL

When ISS makes no recommendation on a proxy voting issue or is recused due to a conflict of interest, the Proxy Committee will review the issue and, if INVESCO does not have a conflict of interest, direct ISS how to vote the proxies. In such cases where INVESCO has a conflict of interest, INVESCO, in its sole discretion, shall either (a) vote the proxies pursuant to ISS's general proxy voting guidelines, (b) engage an independent third party to provide a vote recommendation, or (c) contact its client(s) for direction as to how to vote the proxies.

OVERRIDE OF ISS RECOMMENDATION

There may be occasions where the INVESCO investment personnel, senior officers or a member of the Proxy Committee seek to override ISS's recommendations if they believe that ISS's recommendations are not in accordance with the best economic interests of clients. In the event that an individual listed above in this section disagrees with an ISS recommendation on a particular voting issue, the individual shall document in writing the reasons that he/she believes that the ISS recommendation is not in accordance with clients' best economic interests and submit such written documentation to the Proxy Manager for consideration by the Proxy Committee. Upon review of the documentation and consultation with the individual and others as the Proxy Committee deems appropriate, the Proxy Committee may make a determination to override the ISS voting recommendation if the Committee determines that it is in the best economic interests of clients and the Committee has addressed conflict of interest issues as discussed below.

PROXY COMMITTEE MEETINGS

When a Proxy Committee Meeting is called, whether because of an ISS recusal or request for override of an ISS recommendation, the Proxy Committee shall review the report of the Chief Compliance Officer as to whether any INVESCO person has reported a conflict of interest.

The Proxy Committee shall review the information provided to it to determine if a real or perceived conflict of interest exists and the minutes of the Proxy Committee shall:

      (1)  describe any real or perceived conflict of interest,

      (2)  discuss any procedure used to address such conflict of interest,

      (3) report any contacts from outside parties (other than routine communications from proxy solicitors), and

      (4) include confirmation that the recommendation as to how the proxies are to be voted is in the best economic interests of clients and was made without regard to any conflict of interest.

Based on the above review and determinations, the Proxy Committee will direct ISS how to vote the proxies.

CERTAIN PROXY VOTES MAY NOT BE CAST

In some cases, INVESCO may determine that it is not in the best economic interests of clients to vote proxies. For example, proxy voting in certain countries outside the United States requires share blocking. Shareholders who wish to vote their proxies must deposit their shares 7 to 21 days before the date of the meeting with a designated depositary. During the blocked period, shares to be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to the Custodian/Sub-Custodian bank. In addition, voting certain international securities may involve unusual costs to clients. In other cases, it may not be possible to vote certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided. In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities. INVESCO typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply. If INVESCO does not vote, it would have made the determination that the cost of voting exceeds the expected benefit to the client. The Proxy Manager shall record the reason for any proxy not being voted, which record shall be kept with the proxy voting records of INVESCO.

PROXY VOTING RECORDS

Clients may obtain information about how INVESCO voted proxies on their behalf by contacting their client services representative. Alternatively, clients may make a written request for proxy voting information to: Proxy Manager, 1360 Peachtree Street, N.E., Atlanta, Georgia 30309.


                              CONFLICTS OF INTEREST

PROCEDURES TO ADDRESS CONFLICTS OF INTEREST AND IMPROPER INFLUENCE

In order to avoid voting proxies in circumstances where INVESCO or any of its affiliates have or may have any conflict of interest, real or perceived, INVESCO has contracted with ISS to provide proxy analyses, vote recommendations and voting of proxies. Unless noted otherwise by ISS, each vote recommendation provided by ISS to INVESCO includes a representation from ISS that ISS faces no conflict of interest with respect to the vote. In instances where ISS has recused itself and makes no recommendation on a particular matter or if an override submission is requested, the Proxy Committee shall determine how the proxy is to be voted and instruct the Proxy Manager accordingly in which case the conflict of interest provisions discussed below shall apply.

In effecting the policy of voting proxies in the best economic interests of clients, there may be occasions where the voting of such proxies may present a real or perceived conflict of interest between INVESCO, as the investment manager, and clients.

For each director, officer and employee of INVESCO ("INVESCO person"), the interests of INVESCO's clients must come first, ahead of the interest of INVESCO and any person within the INVESCO organization, which includes INVESCO's affiliates.

Accordingly, each INVESCO person must not put "personal benefit," whether tangible or intangible, before the interests of clients of INVESCO or otherwise take advantage of the relationship to INVESCO's clients. "Personal benefit" includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for a client of INVESCO, as appropriate. It is imperative that each of INVESCO's directors, officers and employees avoid any situation that might compromise, or call into question, the exercise of fully independent judgment in the interests of INVESCO's clients.

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may also exist if INVESCO has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. An INVESCO person (excluding members of the Proxy Committee) shall not be considered to have a conflict of interest if the INVESCO person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote. Any individual with actual knowledge of a conflict of interest relating to a particular referral item shall disclose that conflict to the Chief Compliance Officer.

The following are examples of situations where a conflict may exist:

      o Business Relationships - where INVESCO manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;

      o Personal Relationships - where a INVESCO person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships; and

      o Familial Relationships - where an INVESCO person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company).

In the event that INVESCO (or an affiliate) manages assets for a company, its pension plan, or related entity or where any member of the Proxy Committee has a personal conflict of interest, and where clients' funds are invested in that company's shares, the Proxy Committee will not take into consideration this relationship and will vote proxies in that company solely in the best economic interest of its clients.

It is the responsibility of the Proxy Manager and each member of the Proxy Committee to report any real or potential conflict of interest of which such individual has actual knowledge to the Chief Compliance Officer, who shall present any such information to the Proxy Committee. However, once a particular conflict has been reported to the Chief Compliance Officer, this requirement shall be deemed satisfied with respect to all individuals with knowledge of such conflict.

In addition, the Proxy Manager and each member of the Proxy Committee shall certify annually as to their compliance with this policy. In addition, any INVESCO person who submits an ISS override recommendation to the Proxy Committee shall certify as to their compliance with this policy concurrently with the submission of their override recommendation. A form of such certification is attached as Appendix A hereto.

In addition, members of the Proxy Committee must notify INVESCO's Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within INVESCO or by an affiliated company's representatives with regard to how INVESCO should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings to the INVESCO Risk Management Committee. In the event that it is determined that improper influence was made, the Risk Management Committee will determine the appropriate action to take which may include, but is not limited to, (1) notifying the affiliated company's Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best economic interest of clients.

Furthermore, members of the Proxy Committee must advise INVESCO's Chief Compliance Officer and fellow Committee members of any real or perceived conflicts of interest he or she may have with regard to how proxies are to be voted regarding certain companies (e.g., personal security ownership in a company, or personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships). After reviewing such conflict, upon advice from the Chief Compliance Officer, the Committee may require such Committee member to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how INVESCO should vote such proxy.

                           ISS PROXY VOTING GUIDELINES

A copy of ISS's Proxy Voting Guidelines Summary in effect as of the revised date set forth on the title page of this Proxy Voting Policy is attached hereto as Appendix B.

                                   APPENDIX A

                        ACKNOWLEDGEMENT AND CERTIFICATION


         I acknowledge that I have read the INVESCO Proxy Voting Policy (a copy of which has been supplied to me, which I will retain for future reference) and agree to comply in all respects with the terms and provisions thereof. I have disclosed or reported all real or potential conflicts of interest to the INVESCO Compliance Officer and will continue to do so as matters arise. I have complied with all provisions of this Policy.


                                             Print Name


         Date                                Signature

                                   APPENDIX B

                    ISS 2005 PROXY VOTING GUIDELINES SUMMARY

The following is a condensed version of all proxy voting recommendations contained in the ISS Proxy Voting Manual.

1.       Operational Items
ADJOURN MEETING

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.
Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction for which ISS has recommended a FOR vote. Vote AGAINST proposals if the wording is too vague or if the proposal includes "other business."

AMEND QUORUM REQUIREMENTS

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

AMEND MINOR BYLAWS

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

CHANGE COMPANY NAME

Vote FOR proposals to change the corporate name.

CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING

Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

RATIFYING AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

      o An auditor has a financial interest in or association with the company, and is therefore not independent

      o    Fees for non-audit services are excessive, or

      o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account the tenure of the audit firm, the length of rotation specified in the proposal, any significant audit-related issues at the company, the number of Audit Committee meetings held each year, the number of financial experts serving on the committee, and whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

TRANSACT OTHER BUSINESS

Vote AGAINST proposals to approve other business when it appears as voting item. Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

      o Attend less than 75 percent of the board and committee meetings without a valid excuse

      o    Implement or renew a dead-hand or modified dead-hand poison pill

      o Adopt a poison pill without shareholder approval since the company's last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption

      o Ignore a shareholder proposal that is approved by a majority of the shares outstanding

      o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

      o Failed to act on takeover offers where the majority of the shareholders tendered their shares

      o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

      o Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

      o Are audit committee members and the non -audit fees paid to the auditor are excessive. In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

      o Are inside directors or affiliated outside directors and the full board is less than majority independent

      o Sit on more than six public company boards or on more than two public boards in addition to their own if they are CEOs of public companies.

      o Are on the compensation committee when there is a negative correlation between chief executive pay and company performance

      o Have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election

AGE LIMITS

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

BOARD SIZE

Vote FOR proposals seeking to fix the board size or designate a range for the board size.
Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis based on the extent that shareholders have access to the board through their own nominations.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.
Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

      o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

      o    Only if the director's legal expenses would be covered.

ESTABLISH/AMEND NOMINEE QUALIFICATIONS

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
Vote AGAINST shareholder proposals requiring two candidates per board seat.

FILLING VACANCIES/REMOVAL OF DIRECTORS

Vote AGAINST proposals that provide that directors may be removed only for cause.
Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Generally vote FOR shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

      o Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director)

      o    Two-thirds independent board

      o    All-independent key committees

      o    Established governance guidelines

Additionally, the company should not have under-performed its peers.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

OPEN ACCESS

Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent's rationale for targeting the company in terms of board and director conduct.

STOCK OWNERSHIP REQUIREMENTS

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
Vote CASE-BY-CASE shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.

TERM LIMITS

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

    2.     Proxy Contests

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

      o Long-term financial performance of the target company relative to its industry; management's track record

      o    Background to the proxy contest

      o    Qualifications of director nominees (both slates)

      o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions

REIMBURSING PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.

    3.     Anti-takeover Defenses and Voting Related Issues

ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER PROPOSALS/NOMINATIONS

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws. Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

POISON PILLS

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.
Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

4.       Mergers and Corporate Restructurings
APPRAISAL RIGHTS

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

      o    Purchase price
      o    Fairness opinion
      o    Financial and strategic benefits
      o    How the deal was negotiated
      o    Conflicts of interest
      o    Other alternatives for the business
      o    Non-completion risk

ASSET SALES

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

      o    Impact on the balance sheet/working capital
      o    Potential elimination of diseconomies
      o    Anticipated financial and operating benefits
      o    Anticipated use of funds
      o    Value received for the asset
      o    Fairness opinion
      o    How the deal was negotiated
      o    Conflicts of interest.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.
In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items.
In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest. Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANKRUPTCY PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

      o    Dilution to existing shareholders' position
      o    Terms of the offer
      o    Financial issues
      o    Management's efforts to pursue other alternatives

      o    Control issues
      o    Conflicts of interest

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

FORMATION OF HOLDING COMPANY

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

      o    The reasons for the change
      o    Any financial or tax benefits
      o    Regulatory benefits
      o    Increases in capital structure
      o    Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

      o Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS
      o    Capital Structure model
      o    Adverse changes in shareholder rights

GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk.

JOINT VENTURES

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and non-completion risk.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.
Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

MERGERS AND ACQUISITIONS/ ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

      o Prospects of the combined company, anticipated financial and operating benefits
      o    Offer price
      o    Fairness opinion
      o    How the deal was negotiated
      o    Changes in corporate governance

      o    Change in the capital structure
      o    Conflicts of interest

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES

Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest. Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

SPIN-OFFS

Votes on spin-offs should be considered on a CASE-BY-CASE basis depending on:

      o    Tax and regulatory advantages
      o    Planned use of the sale proceeds
      o    Valuation of spin-off
      o    Fairness opinion
      o    Benefits to the parent company
      o    Conflicts of interest
      o    Managerial incentives
      o    Corporate governance changes
      o    Changes in the capital structure

VALUE MAXIMIZATION PROPOSALS

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

5.       State of Incorporation

CONTROL SHARE ACQUISITION PROVISIONS

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
Vote FOR proposals to restore voting rights to the control shares.

CONTROL SHARE CASH-OUT PROVISIONS

Vote FOR proposals to opt out of control share cash-out statutes.

DISGORGEMENT PROVISIONS

Vote FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZE-OUT PROVISIONS

Vote FOR proposals to opt out of state freeze-out provisions.

GREENMAIL

Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

STAKEHOLDER PROVISIONS

Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

STATE ANTI-TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

6.       Capital Structure

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Vote FOR management proposals to reduce the par value of common stock.

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

      o It is intended for financing purposes with minimal or no dilution to current shareholders

      o It is not designed to preserve the voting power of an insider or significant shareholder

ISSUE STOCK FOR USE WITH RIGHTS PLAN

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense).
Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

RECAPITALIZATION

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

REVERSE STOCK SPLITS

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
Vote FOR management proposals to implement a reverse stock split to avoid delisting.
Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spin-off.

7.       Executive and Director Compensation

Votes with respect to equity-based compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.
Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to plan participants, adjusted for:

   o Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

   o  Cash compensation, and

   o  Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization.

Vote AGAINST plans that expressly permit the re-pricing of underwater stock options without shareholder approval.
Generally vote AGAINST plans in which (I) there is a disconnect between the CEO's pay and company performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based and (2) the CEO is the participant of the equity proposal. A decrease in performance is based on negative one- and three-year total shareholder returns. An increase in pay is based on the CEO's total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation) increasing over the previous year. Also may WITHHOLD votes from the Compensation Committee members.
Generally vote AGAINST plans if the company's most recent three-year burn rate exceeds one standard deviation in excess of the industry mean and is over two percent of common shares outstanding. See Table 1 for details.

TABLE 1: PROXY SEASON 2005 BURN RATE THRESHOLDS

                                                  RUSSELL 3000                            NON-RUSSELL 3000
--------------------------------------------------------------------------------------    ----------------------------------------
                                                            Standard     Mean + Std                  Standard         Mean + Std
    GICS                  GICS Dsec               Mean      Deviation       Dev           Mean       Deviation           Dev

1010              Energy                          1.60%       1.02%        2.61%          2.59%        2.19%            4.78%
1510              Materials                       1.55%       .81%         2.36%          2.54%        1.92%            4.46%
2010              Capital Goods                   1.86%       1.19%        3.05%          3.23%        2.93%            6.17%
2020              Commercial Services & Supplies  287%        1.53%        4.40%          4.39%        3.68%            8.07%
2030              Transportation                  2.10%       1.50%        3.60%          2.44%        2.22%            4.66%
2510              Automobiles & Components        2.10%       1.37%        3.48%          2.90%        2.28%            5.18%
2520              Consumer Durables & Apparel     2.40%       1.51%        3.90%          3.42%        2.79%            6.21%
2530              Hotels Restaurants & Leisure    2.39%       1.08%        3.48%          3.30%        2.87%            6.17%
2540              Media                           2.34%       1.50%        3.84%          4.12%        2.89%            7.01%
2550              Retailing                       2.89%       1.95%        4.84%          4.26%        3.50%            7.75%
3010 to 3030      Food & Staples Retailing        1.98%       1.50%        3.48%          3.37%        3.32%            6.68%
3510              Health Care Equipment &
                  Services                        3.24%       1.96%        5.20%          4.55%        3.24%            7.79%
3520              Pharmaceuticals &
                  Biotechnology                   3.60%       1.72%        5.32%          5.77%        4.15%            9.92%
4010              Banks                           1.44%       1.17%        2.61%          1.65%        1.60%            3.25%
4020              Diversified Financials          3.12%       2.54%        5.66%          5.03%        3.35%            8.55%
4030              Insurance                       1.45%       .88%         2.32%          2.47%        1.77%            4.24%
4040              Real Estate                     1.01%       .89%         1.90%          1.51%        1.50%            3.01%
4510              Software & Services             5.44%       3.05%        8.49%          8.08%        6.01%            14.10%
4520              Technology Hardware &
                  Equipment                       4.00%       2.69%        6.68%          5.87%        4.25%            10.12%
4530              Semiconductors &
                  Semiconductor Equipment         5.12%       2.86%        7.97%          6.79%        3.95%            10.74%
5010              Telecommunications Services     2.56%       2.39%        4.95%          4.66%        3.90%            8.56%
5510              Utilities                       .90%        .65%         1.55%          3.74%        4.63%            8.38%

A company with high three-year average burn rates may avoid triggering the burn rate policy by committing to the industry average over the next years.

However, the above general voting guidelines for pay for performance may change if the compensation committee members can demonstrate that they have improved committee performance based on additional public filing such as a DEFA 14A or 8K. The additional filing needs to present strong and compelling evidence of improved performance with new information that has not been disclosed in the original proxy statement. The reiteration of the compensation committee report will not be sufficient evidence of improved committee performance.

Evidence of improved compensation committee performance includes all of the following:

The compensation committee has reviewed all components of the CEO's compensation, including the following:

   o  Base salary, bonus, long-term incentives

   o Accumulative realized and unrealized stock option and restricted stock gains

   o Dollar value of perquisites and other personal benefits to the CEO and the cost to the company

   o Earnings and accumulated payment obligations under the company's nonqualified deferred compensation program

   o Actual projected payment obligations under the company's supplemental executive retirement plan (SERPs)

A tally sheet setting forth all the above components was prepared and reviewed affixing dollar amounts under the various payout scenarios.

A tally sheet with all the above components should be disclosed for the following termination scenarios:

   o  Payment if termination occurs within 12 months: $_____

   o  Payment if "not for cause" termination occurs within 12 months: $______

   o  Payment if "change of control" termination occurs within 12 months: $_____

The compensation committee is committed to provide additional information on the named executives' annual cash bonus program and/or long-term incentive cash plan for the current fiscal year. The compensation committee will provide full disclosure of the qualitative and quantitative performance criteria and hurdle rates used to determine the payouts of the cash program. From this disclosure, shareholders will know the minimum level of performance required for any cash bonus to be delivered as well as the maximum cash bonus payable for superior performance.

The repetition of the compensation committee report does not meet ISS' requirement of compelling and strong evidence of improved disclosure. The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the annual cash bonus and/or long-term incentive cash plan based on the additional disclosure.

(1)The compensation committee is committed to grant a substantial portion of performance-based equity awards to the named executive officers. A substantial portion of performance-based awards would be at least 50 percent of the shares awarded to each of the named executive officers. Performance-based equity awards are earned or paid out based on the achievement of company performance targets. The company will disclose the details of the performance criteria (e.g., return on equity) and the hurdle rates (e.g., 15 percent) associated with the performance targets. From this disclosure, shareholders will know the minimum level of performance required for any equity grants to be made. The performance-based equity awards do not refer to non-qualified stock options' or performance-accelerated grants2. Instead, performance-based equity awards are performance-contingent grants where the individual will not receive the equity grant by not meeting the target performance and vice versa.

The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the performance-based equity awards based on the additional disclosure.

(2)The compensation committee has the sole authority to hire and fire outside compensation consultants. The role of the outside compensation consultant is to assist the compensation committee to analyze executive pay packages or contracts and understand the company's financial measures.
Based on the additional disclosure of improved performance of the compensation committee, ISS will generally vote FOR the compensation committee members up for annual election and vote FOR the employee-based stock plan if there is one on the ballot. However, ISS is not likely to vote

----------

   (1) Non-qualified stock options are not performance-based awards unless the grant or the vesting of the stock options is tied to the achievement of a pre-determined and disclosed performance measure. A rising stock market will generally increase share prices of all companies, despite of the company's underlying performance.

   (2) Performance-accelerated grants are awards that vest earlier based on the achievement of a specified measure. However, these grants will ultimately vest over time even without the attainment of the goal(s).

FOR the compensation committee members and/or the employee-based stock plan if ISS believes the company has not provided compelling and sufficient evidence of transparent additional disclosure of executive compensation based on the above requirements.

DIRECTOR COMPENSATION

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

On occasion, director stock plans that set aside a relatively small of shares when combined with employee or executive stock compensation plans exceed the allowable cap. In such cases, starting proxy season 2005, ISS will supplement the analytical approach with a qualitative review of board compensation for companies, taking into consideration:

   o  Director stock ownership guidelines
      -  A minimum of three times the annual cash retainer.

   o  Vesting schedule or mandatory holding/deferral period
      - A minimum vesting of three years for stock options or restricted stock, or
      -  Deferred stock payable at the end of a three-year deferral period.

   o  Mix between cash and equity
      - A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity.
      - If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

   o  Retirement/Benefit and Perquisites programs
      - No retirement/benefits and perquisites provided to non-employee directors.

   o  Quality of disclosure
      - Provide detailed disclosure on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

For ISS to recommend a vote FOR director equity plans based on the above qualitative features, a company needs to demonstrate that it meets all the above qualitative features in its proxy statement.

STOCK PLANS IN LIEU OF CASH

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.
Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.
Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered in the quantitative model. However, the cost would be lower than full-value awards since part of the deferral compensation is in-lieu-of cash compensation.

DIRECTOR RETIREMENT PLANS

Vote AGAINST retirement plans for non-employee directors.
Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO RE-PRICE OPTIONS

Votes on management proposals seeking approval to re-price options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

   o  Historic trading patterns
   o  Rationale for the re-pricing
   o  Value-for-value exchange
   o  Treatment of surrendered options
   o  Option vesting
   o  Term of the option
   o  Exercise price
   o  Participation

QUALIFIED EMPLOYEE STOCK PURCHASE PLANS

Votes on qualified employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:

   o  Purchase price is at least 85 percent of fair market value

   o  Offering period is 27 months or less, and

   o The number of shares allocated to the plan is ten percent or less of the outstanding shares

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

   o  Purchase price is less than 85 percent of fair market value, or

   o  Offering period is greater than 27 months, or

   o The number of shares allocated to the plan is more than ten percent of the outstanding shares

NONQUALIFIED EMPLOYEE STOCK PURCHASE PLANS

Votes on nonqualified employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR nonqualified employee stock purchase plans with all the following features:

   o Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company)

   o Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary

   o Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value

   o No discount on the stock price on the date of purchase since there is a company matching contribution

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria.
INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).
Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) EMPLOYEE BENEFIT PLANS

Vote FOR proposals to implement a 40 1(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
Vote AGAINST shareholder proposals requiring director fees be paid in stock only.
Vote FOR shareholder proposals to put option re-pricings to a shareholder vote. Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

OPTION EXPENSING

Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date

PERFORMANCE-BASED AWARDS

Generally vote FOR shareholder proposals advocating the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless:

   o The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options)

   o The company demonstrates that it is using a substantial portion of performance-based awards for its top executives

GOLDEN PARACHUTES AND EXECUTIVE SEVERANCE AGREEMENTS

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:

   o  The triggering mechanism should be beyond the control of management

   o The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs

   o Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. ISS defines change in control as a change in the company ownership structure

PENSION PLAN INCOME ACCOUNTING

Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

SUPPLEMENTAL EXECUTIVE RETIREMENT PLANS (SERP5)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

8.       Social and Environmental Issues


                        CONSUMER ISSUES AND PUBLIC SAFETY

ANIMAL RIGHTS

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

   o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

   o The availability and feasibility of alternatives to animal testing to ensure product safety, and

   o  The degree that competitors are using animal-free testing

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:

   o The company has already published a set of animal welfare standards and monitors compliance

   o The company's standards are comparable to or better than those of peer firms, and

   o There are no serious controversies surrounding the company's treatment of animals

DRUG PRICING

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

   o  Whether the proposal focuses on a specific drug and region

   o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in

   o  terms of reduced profits, lower R&D spending, and harm to competitiveness

   o The extent that reduced prices can be offset through the company's marketing budget without affecting

   o  R&D spending

   o  Whether the company already limits price increases of its products

   o Whether the company already contributes life -saving pharmaceuticals to the needy and Third World countries

   o  The extent that peer companies implement price restraints

GENETICALLY MODIFIED FOODS

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.
Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

   o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

   o The quality of the company's disclosure on GE product labeling and related voluntary initiatives and how this disclosure compares with peer company disclosure

   o Company's current disclosure on the feasibility of GE product labeling, including information on the related costs

   o  Any voluntary labeling initiatives undertaken or considered by the company

   o Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds

   o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

   o The quality of the company's disclosure on risks related to GE product use and how this disclosure compares with peer company disclosure

   o The percentage of revenue derived from international operations, particularly in Europe, where GE products are more regulated and consumer backlash is more pronounced

Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community. Vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company's products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.

HANDGUNS

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

HIV/AIDS

Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HI V/AIDS, malaria and tuberculosis) on the company's Sub-Saharan operations and how the company is responding to it, taking into account:

   o The nature and size of the company's operations in Sub-Saharan Africa and the number of local employees

   o The company's existing healthcare policies, including benefits and healthcare access for local workers

   o  Company donations to healthcare providers operating in the region

Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to the HIV/AIDS, TB, and Malaria health pandemic in Africa and other developing countries, unless the company has significant operations in these markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.

PREDATORY LENDING

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

   o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

   o Whether the company has adequately disclosed the financial risks of its sub-prime business

   o Whether the company has been subject to violations of lending laws or serious lending controversies

   o  Peer companies' policies to prevent abusive lending practices

TOBACCO

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

   o  Whether the company complies with all local ordinances and regulations

   o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness

   o  The risk of any health-related liabilities.

Advertising to youth:

   o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

   o  Whether the company has gone as far as peers in restricting advertising

   o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

   o  Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:

   o  The percentage of the company's business affected

   o The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spin-off tobacco-related businesses:

   o  The percentage of the company's business affected

   o  The feasibility of a spin-off

   o  Potential future liabilities related to the company's tobacco business

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.


                             ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

   o New legislation is adopted allowing development and drilling in the ANWR region;

   o  The company intends to pursue operations in the ANWR; and

The company does not currently disclose an environmental risk report for their operations in the ANWR.

CERES PRINCIPLES

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

   o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

   o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

   o Environmentally conscious practices of peer companies, including endorsement of CERES

   o  Costs of membership and implementation.

ENVIRONMENTAL-ECONOMIC RISK REPORT

Vote CASE by CASE on proposals requesting an economic risk assessment of environmental performance considering:

   o  The feasibility of financially quantifying environmental risk factors,

   o The company's compliance with applicable legislation and/or regulations regarding environmental performance,

   o  The costs associated with implementing improved standards,

   o The potential costs associated with remediation resulting from poor environmental performance, and

   o  The current level of disclosure on environmental policies and initiatives.

ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company's line of business.

Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

RECYCLING

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

   o  The nature of the company's business and the percentage affected

   o  The extent that peer companies are recycling

   o  The timetable prescribed by the proposal

   o  The costs and methods of implementation

   o Whether the company has a poor environmental track record, such as violations of federal and state regulations

RENEWABLE ENERGY

In general, vote FOR requests for reports on the feasibility of developing renewable energy sources unless the report is duplicative of existing disclosure or irrelevant to the company's line of business.

Generally vote AGAINST proposals requesting that the company invest in renewable energy sources. Such decisions are best left to management's evaluation of the feasibility and financial impact that such programs may have on the company.

SUSTAINABILITY REPORT

Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:

   o The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; comprehensive Code of Corporate Conduct; and/or Diversity Report; or

   o The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

                            GENERAL CORPORATE ISSUES

OUTSOURCING/OFFSHORING

Vote Case by Case on proposals calling for companies to report on the risks associated with outsourcing, considering:

   o  Risks associated with certain international markets

   o  The utility of such a report to shareholders

   o The existence of a publicly available code of corporate conduct that applies to international operations

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

   o  The relevance of the issue to be linked to pay

   o The degree that social performance is already included in the company's pay structure and disclosed

   o The degree that social performance is used by peer companies in setting pay

   o Violations or complaints filed against the company relating to the particular social performance measure

   o Artificial limits sought by the proposal, such as freezing or capping executive pay

   o  Independence of the compensation committee

   o  Current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

   o The company is in compliance with laws governing corporate political activities, and

   o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.


                        LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES

Vote AGAINST proposals to implement the China Principles unless:

   o There are serious controversies surrounding the company's China operations, and

   o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

   o  The nature and amount of company business in that country

   o  The company's workplace code of conduct

   o  Proprietary and confidential information involved

   o  Company compliance with U.S. regulations on investing in the country

   o  Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

   o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

   o  Agreements with foreign suppliers to meet certain workplace standards

   o  Whether company and vendor facilities are monitored and how

   o  Company participation in fair labor organizations

   o  Type of business

   o  Proportion of business conducted overseas

   o  Countries of operation with known human rights abuses

   o Whether the company has been recently involved in significant labor and human rights controversies or violations

   o  Peer company standards and practices

   o  Union presence in company's international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

   o The company does not operate in countries with significant human rights violations

   o  The company has no recent human rights controversies or violations, or

   o The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

   o  Company compliance with or violations of the Fair Employment Act of 1989

   o Company antidiscrimination policies that already exceed the legal requirements

   o  The cost and feasibility of adopting all nine principles

The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

   o  The potential for charges of reverse discrimination

   o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

   o  The level of the company's investment in Northern Ireland

   o  The number of company employees in Northern Ireland

   o  The degree that industry peers have adopted the MacBride Principles

   o Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

                                MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES AND CLUSTER BOMBS

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

   o  Whether the company has in the past manufactured landmine components

   o  Whether the company's peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

   o  What weapons classifications the proponent views as cluster bombs

   o Whether the company currently or in the past has manufactured cluster bombs or their components

   o  The percentage of revenue derived from cluster bomb manufacture

   o  Whether the company's peers have renounced future production

NUCLEAR WEAPONS

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

OPERATIONS IN NATIONS SPONSORING TERRORISM (IRAN)

Vote CASE-BY-CASE on requests for a board committee review and report outlining the company's financial and reputational risks from its operations in Iran, taking into account current disclosure on:

   o The nature and purpose of the Iranian operations and the amount of business involved (direct and indirect revenues and expenses) that could be affected by political disruption

   o  Compliance with U.S. sanctions and laws

SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

   o  The information is already publicly available or

      The disclosures sought could compromise proprietary information.

                               WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote FOR reports on the company's efforts to diversify the board, unless:

   o The board composition is reasonably inclusive in relation to companies of similar size and business or

   o The board already reports on its nominating procedures and diversity initiatives.

Generally vote AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or nondiscrimination policies.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

   o  The degree of board diversity

   o  Comparison with peer companies

   o  Established process for improving board diversity

   o  Existence of independent nominating committee

   o  Use of outside search firm

   o  History of EEO violations

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

   o  The company has well-documented equal opportunity programs

   o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

   o  The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

   o  The composition of senior management and the board is fairly inclusive

   o The company has well-documented programs addressing diversity initiatives and leadership development

   o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

   o The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION

Vote FOR proposals seeking to amend a company's EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company.
Vote AGAINST proposals to ext end company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.

10.       Mutual Fund Proxies

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:

   o attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable.

   o In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

   o ignore a shareholder proposal that is approved by a majority of shares outstanding;

   o ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years;

   o  are interested directors and sit on the audit or nominating committee; or

   o  are interested directors and the full board serves as the audit or

   o  nominating committee or the company does not have one of these committees.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

PROXY CONTESTS

Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

   o  Past performance relative to its peers

   o  Market in which fund invests

   o  Measures taken by the board to address the issues

   o  Past shareholder activism, board activity, and votes on related proposals

   o  Strategy of the incumbents versus the dissidents

   o  Independence of directors

   o  Experience and skills of director candidates

   o  Governance profile of the company

   o  Evidence of management entrenchment

INVESTMENT ADVISORY AGREEMENTS

Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

   o  Proposed and current fee schedules

   o  Fund category/investment objective

   o  Performance benchmarks

   o  Share price performance as compared with peers

   o  Resulting fees relative to peers

   o  Assignments (where the advisor undergoes a change of control)

APPROVING NEW CLASSES OR SERIES OF SHARES

Vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors: stated specific financing purpose, possible dilution for common shares, and whether the shares can be used for anti-takeover purposes

1940 ACT POLICIES

Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:

   o potential competitiveness; regulatory developments; current and potential returns; and current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with t he current SEC interpretation.

CHANGING A FUNDAMENTAL RESTRICTION TO A NON-FUNDAMENTAL RESTRICTION

Proposals to change a fundamental restriction to a non-fundamental restriction should be evaluated on a CASE- BY-CASE basis, considering the following factors: the fund's target investments, the reasons given by the fund for the change, and the projected impact of the change on the portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NON-FUNDAMENTAL

Vote AGAINST proposals to change a fund's fundamental investment objective to non-fundamental.

NAME CHANGE PROPOSALS

Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors: political/economic changes in the target market, consolidation in the target market, and current asset composition

CHANGE IN FUND'S SUB-CLASSIFICATION

Votes on changes in a fund's sub-classification should be determined on a CASE-BY-CASE basis, considering the following factors: potential competitiveness, current and potential returns, risk of concentration, and consolidation in target industry

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: strategies employed to salvage the company; the fund's past performance; and terms of the liquidation.

CHANGES TO THE CHARTER DOCUMENT

Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:

   o  The degree of change implied by the proposal

   o  The efficiencies that could result

   o  The state of incorporation

   o  Regulatory standards and implications

Vote AGAINST any of the following changes:

   o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

   o Removal of shareholder approval requirement for amendments to the new declaration of trust

   o Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act

   o Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares

   o Removal of shareholder approval requirement to engage in and terminate sub-advisory arrangements

Removal of shareholder approval requirement to change the domicile of the fund

CHANGING THE DOMICILE OF A FUND

Vote re-incorporations on a CASE-BY-CASE basis, considering the following factors:

   o regulations of both states; required fundamental policies of both states; and the increased flexibility available.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL

Vote AGAINST proposals authorizing the board to hire/terminate sub-advisors without shareholder approval.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

   o fees charged to comparably sized funds with similar objectives, the proposed distributor's reputation and past performance, the competitiveness of the fund in the industry, and terms of the agreement.

MASTER-FEEDER STRUCTURE

Vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

   o resulting fee structure, performance of both funds, continuity of management personnel, and changes in corporate governance and their impact on shareholder rights.

SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

SHAREHOLDER PROPOSALS TO REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

SHAREHOLDER PROPOSALS TO TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors: performance of the fund's NAV, the fund's history of shareholder relations, and the performance of other funds under the advisor's management.

   o performance of the fund's NAV, the fund's history of shareholder relations, and the performance of other funds under the advisor's management.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

         All information listed below is as of April 8, 2005.

     AIM GLOBAL REAL ESTATE FUND

         AIM provided the initial capitalization of the Fund and, accordingly, as of the date of this Statement of Additional Information, owned more than 25% of the issued and outstanding shares of the Fund and therefore could be deemed to "control" the Fund as that term is defined in the 1940 Act. It is anticipated that after the commencement of the public offering of the Fund's shares, AIM will cease to control the Fund for the purposes of the 1940 Act.


     AIM HIGH YIELD FUND

                                             CLASS A          CLASS B           CLASS C        INVESTOR CLASS    INSTITUTIONAL
                                             SHARES           SHARES             SHARES            SHARES        CLASS SHARES
                                        ----------------  ----------------  ----------------  ----------------  ---------------

                                           PERCENTAGE        PERCENTAGE        PERCENTAGE        PERCENTAGE        PERCENTAGE
NAME AND ADDRESS OF                         OWNED OF          OWNED OF          OWNED OF          OWNED OF          OWNED OF
PRINCIPAL HOLDER                             RECORD            RECORD            RECORD            RECORD            RECORD
-------------------------------------   ----------------  ----------------  ----------------  ----------------  ---------------
AIM Aggressive Asset Allocation Fund
Omnibus Account
C/O A I M Advisors, Inc.                       --                --                --                --               21.00%
11 E. Greenway Plaza, Ste 100
Houston, TX  77046-1113

                                             CLASS A          CLASS B           CLASS C        INVESTOR CLASS    INSTITUTIONAL
                                             SHARES           SHARES             SHARES            SHARES        CLASS SHARES
                                        ----------------  ----------------  ----------------  ----------------  ---------------

                                           PERCENTAGE        PERCENTAGE        PERCENTAGE        PERCENTAGE        PERCENTAGE
NAME AND ADDRESS OF                         OWNED OF          OWNED OF          OWNED OF          OWNED OF          OWNED OF
PRINCIPAL HOLDER                             RECORD            RECORD            RECORD            RECORD            RECORD
-------------------------------------   ----------------  ----------------  ----------------  ----------------  ---------------
AIM Moderate Asset Allocation Fund
Omnibus Account
C/O A I M Advisors, Inc.                       --                --                --                --               78.96%
11 E. Greenway Plaza, Ste 100
Houston, TX  77046-1113

Charles Schwab & Co., Inc.
Special Custody FBO Customers (SIM)
Attn:  Mutual Funds                            --                --                --             30.53%                --
101 Montgomery St.
San Francisco, CA  94104-4122

Citigroup Global Markets House Acct.
Attn:  Cindy Tempesta, 7th Floor               --              6.39%             5.37%               --                 --
333 West 34th St.
New York, NY  10001-2402

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                     --              7.14%             6.46%               --                 --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246


     AIM INCOME FUND

                                                                                                      INVESTOR
                                          CLASS A         CLASS B         CLASS C       CLASS R        CLASS
                                           SHARES          SHARES          SHARES        SHARES        SHARES
                                        ------------    ------------    ------------  ------------  ------------

                                         PERCENTAGE      PERCENTAGE      PERCENTAGE    PERCENTAGE    PERCENTAGE
NAME AND ADDRESS OF                       OWNED OF        OWNED OF        OWNED OF      OWNED OF      OWNED OF
PRINCIPAL HOLDER                           RECORD          RECORD          RECORD        RECORD        RECORD
--------------------------------------  ------------    ------------    ------------  ------------  ------------

Charles Schwab & Co., Inc.
Special Custody FBO Customers (SIM)
Attn:  Mutual Funds                          --              --               --              --            14.91%
101 Montgomery St.
San Francisco, CA  94104-4122

Citigroup Global Markets House
Attn:  Cindy Tempesta 7th A
333 West 34th Street                       5.47%             --               --              --              --
New York, NY   10001-2402

                                                                                                      INVESTOR
                                          CLASS A         CLASS B         CLASS C       CLASS R        CLASS
                                           SHARES          SHARES          SHARES        SHARES        SHARES
                                        ------------    ------------    ------------  ------------  ------------

                                         PERCENTAGE      PERCENTAGE      PERCENTAGE    PERCENTAGE    PERCENTAGE
NAME AND ADDRESS OF                       OWNED OF        OWNED OF        OWNED OF      OWNED OF      OWNED OF
PRINCIPAL HOLDER                           RECORD          RECORD          RECORD        RECORD        RECORD
--------------------------------------  ------------    ------------    ------------  ------------  ------------
D & L Manufacturing Inc. 401K PSP
Lee Eslicker TTEE
Omnibus Account                              --              --               --            5.04%             --
P. O. Box 52427
Tulsa, OK  74152-0427

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                   --             5.16%           7.44%             --              --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

Nat'l Financial Services Corp.
The Exclusive Benefit of Cust.
One World Financial Center                   --              --               --              --            6.17%
200 Liberty Street 5th Floor
Attn:  Kate Recon
New York, NY  10281-5503

NFSC FBO
Anne E. Howanski TTEE
Ridley Township Police PEN FUN               --              --               --            17.69%            --
100 East Macdale Blvd
Folsom, PA  19033-2511

Union Bank of Calif. TR
Select Benefit Omnibus 12 B-1 Fees
UBCC-Mutual Funds                            --              --               --              --            5.77%
P. O. Box 85484
San Diego, CA  92186-5484

     AIM INTERMEDIATE GOVERNMENT FUND

                                                                                                    INVESTOR      INSTITUTIONAL
                                    CLASS A         CLASS B          CLASS C         CLASS R         CLASS            CLASS
                                     SHARES          SHARES           SHARES         SHARES          SHARES           SHARES*
                                 -------------   --------------   -------------   -------------   -------------   --------------

                                   PERCENTAGE      PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF        OWNED OF         OWNED OF        OWNED OF        OWNED OF        OWNED OF
PRINCIPAL HOLDER                     RECORD          RECORD           RECORD          RECORD          RECORD          RECORD
-------------------------------  -------------   --------------   -------------   -------------   -------------   --------------

Cecille Stell Pulitzer 7/19/91
Cecille Stell Pulitzer TTE U/I
Revoc Trust                           --              --               --              --            9.66%             N/A
c/o St. Louis Post-Dispatch
900 N. Tucker Blvd
St. Louis, MO  63101-1069

Charles Schwab & Co. Inc.
Special Custody FBO Customers
(SIM)                                 --              --               --              --            10.25%            N/A
ATTN:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                           16.34%           9.32%           18.51%          13.21%            --              N/A
Attn:  Fund Administration
4800 Deer Lake Dr. East,
2nd Floor
Jacksonville, FL  32246-6484

* Institutional Class shares have not commenced operations as of the date of the Statement of Additional Information.

     AIM LIMITED MATURITY TREASURY FUND

                                                     CLASS A                 CLASS A3            INSTITUTIONAL CLASS
                                                      SHARES                  SHARES                   SHARES
                                                 ---------------         ----------------       ----------------------
                                                    PERCENTAGE              PERCENTAGE               PERCENTAGE
NAME AND ADDRESS OF                                  OWNED OF                OWNED OF                 OWNED OF
PRINCIPAL HOLDER                                      RECORD                  RECORD                   RECORD
----------------------------------------------   ---------------         ----------------       ----------------------
AIM Conservative Asset Allocation Fund
Omnibus Account
C/O A I M Advisors, Inc.                                --                      --                     74.58%
11 E. Greenway Plaza, Suite 100
Houston, TX  77046-1113

                                                     CLASS A                 CLASS A3            INSTITUTIONAL CLASS
                                                      SHARES                  SHARES                   SHARES
                                                 ---------------         ----------------       ----------------------
                                                    PERCENTAGE              PERCENTAGE               PERCENTAGE
NAME AND ADDRESS OF                                  OWNED OF                OWNED OF                 OWNED OF
PRINCIPAL HOLDER                                      RECORD                  RECORD                   RECORD
----------------------------------------------   ---------------         ----------------       ----------------------
ESOR & Co.
Attn:  Trust Operations - Lynn Knight                   --                      --                      5.59%
P.O. Box 19006
Green Bay, WI 54307-9006

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                            7.86%                     --                       --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

MUIR & Co.
c/o Frost                                               --                      --                      8.63%
P.O. Box 2479
San Antonio, TX 78298-2479

FIIOC Agent
Employee Benefit Plans                                  --                      --                      8.33%
100 Magellan Way KWIC
Covington, KY  41015-1987

     AIM MONEY MARKET FUND

                                        AIM CASH                                                     INVESTOR       INSTITUTIONAL
                                        RESERVE        CLASS B          CLASS C       CLASS R         CLASS             CLASS
                                        SHARES          SHARES           SHARES        SHARES         SHARES            SHARES*
                                      ------------   ------------     ------------  ------------    ------------   ---------------

                                       PERCENTAGE     PERCENTAGE       PERCENTAGE    PERCENTAGE      PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                     OWNED OF       OWNED OF         OWNED OF      OWNED OF        OWNED OF         OWNED OF
PRINCIPAL HOLDER OF                      RECORD         RECORD           RECORD        RECORD          RECORD           RECORD
-----------------------------------   ------------   ------------     ------------  ------------    ------------   ---------------
AMVESCAP National Trust Co. FBO
Itasca Bank & Trust Co.
401 (K) Retirement Plan                     --            --                --          11.86%            --              N/A
P. O. Box 105779
Atlanta, GA  30348-5779

AMVESCAP National Trust Company
FBO Santa's Best 401(k) &PS Plan            --            --                --           9.52%            --              N/A
P.O. Box 105779
Atlanta, GA  30348-5779

MCB Trust Services Cust. FBO
Favorite Nurses 401(k) Retirement           --            --                --          19.80%            --              N/A
700 17th St., Ste 300
Denver, CO  80202-3531

                                        AIM CASH                                                     INVESTOR       INSTITUTIONAL
                                        RESERVE        CLASS B          CLASS C       CLASS R         CLASS             CLASS
                                        SHARES          SHARES           SHARES        SHARES         SHARES            SHARES*
                                      ------------   ------------     ------------  ------------    ------------   ---------------

                                       PERCENTAGE     PERCENTAGE       PERCENTAGE    PERCENTAGE      PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                     OWNED OF       OWNED OF         OWNED OF      OWNED OF        OWNED OF         OWNED OF
PRINCIPAL HOLDER OF                      RECORD         RECORD           RECORD        RECORD          RECORD           RECORD
-----------------------------------   ------------   ------------     ------------  ------------    ------------   ---------------
MCB Trust Services FBO
Irvine Compiler Corp PROF SHR               --            --                --           5.75%            --              --
700 17th St., Ste 300
Denver, CO  80202-3531

* Institutional Class shares have not commenced operations as of the date of this Statement of Additional Information.

     AIM MUNICIPAL BOND FUND

                                                                                                          INVESTOR
                                               CLASS A             CLASS B             CLASS C             CLASS
                                                SHARES              SHARES              SHARES             SHARES
                                          ------------------     --------------      --------------     -------------

                                              PERCENTAGE           PERCENTAGE          PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                            OWNED OF             OWNED OF            OWNED OF           OWNED OF
PRINCIPAL HOLDER                                RECORD               RECORD              RECORD             RECORD
----------------------------------------  ------------------     --------------      --------------     -------------
Charles Schwab & Co. Inc.
Special Custody FBO Customer
(SIM)                                             --                  --                  --                5.13%
ATTN:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122

Citigroup Global Markets House Account
Attn: Cindy  Tempesta                             --                6.47%                 --                 --
333 West 34th St., 7th Floor
New York, NY 10001-2402

Gary T. Crum
11 E. Greenway Plaza, Suite 100                 5.35%                 --                  --                 --
Houston, TX  77046-1100

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                        --                7.33%               14.84%               --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

Morgan Stanley DW
ATTN:  Mutual Fund Operations                     --                  --                8.68%                --
3 Harborside Place Fl 6
Jersey City, NJ  07311-3907

     AIM REAL ESTATE FUND

                                                                                                     INVESTOR       INSTITUTIONAL
                                       CLASS A         CLASS B          CLASS C       CLASS R         CLASS             CLASS
                                        SHARES          SHARES           SHARES        SHARES         SHARES            SHARES
                                      ------------   ------------     ------------  ------------    ------------   ---------------

NAME AND ADDRESS OF                    PERCENTAGE     PERCENTAGE       PERCENTAGE    PERCENTAGE      PERCENTAGE       PERCENTAGE
PRINCIPAL HOLDER                        OWNED OF       OWNED OF         OWNED OF      OWNED OF        OWNED OF         OWNED OF
                                         RECORD         RECORD           RECORD        RECORD          RECORD           RECORD
-----------------------------------   ------------   ------------     ------------  ------------    ------------   ---------------
AIM Aggressive Asset Allocation
Fund
Omnibus Account                               --             --               --           --              --           88.82%
C/O A I M Advisors, Inc.
11 E. Greenway Plaza, Suite 100
Houston, TX  77046-1113

Charles Schwab & Co Inc.
Reinvestment Account                       18.85%            --                --           --           9.95%              --
101 Montgomery Street
San Francisco, CA  94104-4122

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                    --             --             14.84%          --             --               --
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL  32246

Morgan Stanley DW
ATTN:  Mutual Fund Operations                --              --              8.68%          --              --              --
3 Harborside Place Fl 6
Jersey City, NJ  07311-3907

Reliance Trust Company Cust
FBO Mid-Island Electrical Sales Co.          --              --                --         5.43%             --              --
P.O. Box 48529
Atlanta, GA  30362-1529

Wells Fargo Bank NA FBO RETPLAN SVCS
P. O. Box 1533                               --              --                --           --              --           10.63%
Minneapolis MN  55480-1533

Wilmington Trust Trustco TTEE
FBO C J Duffey Paper 401K
PL & Trust Acct                              --              --                --        11.71%             --             --
c/o Mutual Funds
P. O. Box 8971
Wilmington, DE  19899-8971

AIM SHORT TERM BOND FUND

                                               CLASS A             CLASS C             CLASS R          INSTITUTIONAL
                                                SHARES              SHARES              SHARES          CLASS SHARES
                                          ------------------     --------------      --------------     -------------

                                              PERCENTAGE           PERCENTAGE          PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                            OWNED OF             OWNED OF            OWNED OF           OWNED OF
PRINCIPAL HOLDER                                RECORD               RECORD              RECORD             RECORD
----------------------------------------  ------------------     --------------      --------------     -------------
A I M Advisors, Inc.
ATTN:  Corporate Controller                      --                  --                   6.39%                --
11 E. Greenway Plaza, Ste 1919
Houston, TX  77046-1103

AIM Conservative Asset Allocation Fund
Omnibus Account
C/O A I M Advisors, Inc.                         --                  --                     --               48.73%
11 E. Greenway Plaza, Ste 100
Houston, TX  77046-1113

AIM Moderate Asset Allocation Fund
Omnibus Account
C/O. A I M Advisors, Inc.                        --                  --                     --               45.71%
11 E. Greenway Plaza, Ste 100
Houston, TX  77046-1113

Dielensnyder Actuarial Svcs.
Richard C. Dielensnyder                          --                  --                   42.35%                --
896 W. Hill Rd.
West Berlin, VT  05663-6561

MCB Trust Services Cust. FBO
Mile Hi Medical, PC                              --                  --                   12.86%                --
700 17th Street, Suite 300
Denver, CO  80202-3531

Roseann Parisi
Roseann Parisi                                   --                  --                   13.32%                --
459 Main Street
Thomaston, ME  04861-3905

Susan Parrish
Susan Parrish                                    --                  --                    7.46%                --
105 Grand Avenue
Suwanee, GA  30024-4287

     AIM TOTAL RETURN BOND FUND

                                                                                                                     INSTITUTIONAL
                                                    CLASS A         CLASS B          CLASS C         CLASS R             CLASS
                                                     SHARES          SHARES           SHARES         SHARES              SHARES
                                                 -------------   --------------   -------------   -------------      --------------

                                                   PERCENTAGE      PERCENTAGE       PERCENTAGE      PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                                 OWNED OF        OWNED OF         OWNED OF        OWNED OF           OWNED OF
PRINCIPAL HOLDER                                     RECORD          RECORD           RECORD          RECORD             RECORD
-------------------------------                  -------------   --------------   -------------   -------------      --------------
AIM Conservative Asset Allocation
Fund
Omnibus Account                                         --              --                --              --               17.59%
C/O A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX  77046

AIM Moderate Asset Allocation Fund
Omnibus Account
C/O A I M Advisors, Inc.                                --              --                --              --               82.39%
11 Greenway Plaza, Suite 100
Houston, TX  77046

Coinage of America
Gregory A. Howe                                         --              --                --           21.05%                 --
2219 E. Thousand Oaks Blvd #251
Thousand Oaks, CA  91362-2930

Craven H. Crowell, Jr.
401(k) Plan
Craven Crowell Trustee                                  --              --                --            8.86%                 --
301 Heathermoor Drive
Knoxville, TN  37922-2558

MCB Trust Services Cust. FBO
Clore Automotive 401(k)
700 17th St., Ste. 300                                  --              --                --           18.64%                 --
Denver, CO  80202-3531

MCB Trust Services Cust FBO
Harmony Printing & Development                          --              --                --           15.66%                 --
700 17th St., Ste 300
Denver, CO  80202-3531

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                              --            6.36%             5.06%            --                   --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

Roseann Parisi
Roseann Parisi                                          --              --                --           16.20%                 --
459 Main Street
Thomaston, ME  04861-3905

MANAGEMENT OWNERSHIP

As of April 8, 2005, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund, except the trustees and officers as a group owned 2.25% of the outstanding AIM Cash Reserve Shares of AIM Money Market Fund.

                                   APPENDIX F

                                 MANAGEMENT FEES

         For the last three fiscal years ended July 31, the management fees payable by each Fund, the amounts waived by AIM and the net fee paid by each Fund were as follows:

                                  2004                                   2003                                 2002
                 -------------------------------------  -------------------------------------  ------------------------------------
                                               NET                                    NET                                   NET
                  MANAGEMENT  MANAGEMENT    MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT  MANAGEMENT   MANAGEMENT   MANAGEMENT
    FUND NAME    FEE PAYABLE  FEE WAIVERS   FEE PAID    FEE PAYABLE   FEE WAIVERS   FEE PAID   FEE PAYABLE  FEE WAIVERS   FEE PAID
---------------- -----------  -----------  -----------  ------------  -----------  ----------  -----------  -----------  ----------
 AIM Global
Real Estate
  Fund(1)                N/A          N/A          N/A           N/A          N/A         N/A          N/A          N/A         N/A

 AIM High
Yield Fund        $7,060,337  $    (6,992)  $7,053,345   $ 5,533,331  $    (8,331) $5,525,000  $ 6,811,857  $    (6,338) $6,805,519

AIM Income
   Fund            3,335,042         (859)   3,334,183     2,412,877       (1,545)  2,411,332    2,544,570       (1,176)  2,543,394

    AIM
Intermediate
 Government
    Fund           4,380,063      (11,188)   4,368,875     5,335,975      (22,714)  5,313,261    3,328,024      (28,397)  3,299,627

AIM Limited
 Maturity
Treasury Fund      1,064,847          N/A    1,064,847     1,392,547          N/A   1,392,547    1,200,432          N/A   1,200,432

AIM Money
Market Fund        8,403,115   (8,403,115)          --    10,145,165   (2,809,789)  7,335,376    9,087,854          N/A   9,087,854

AIM Municipal
  Bond Fund        2,304,920          N/A    2,304,920     2,109,878          N/A   2,109,878    2,040,421          N/A   2,040,421

AIM Real
Estate Fund        5,126,831        6,438    5,120,393     2,327,770          N/A         N/A      903,720          N/A         N/A

AIM Short Term
 Bond Fund(2)      1,384,347         (837)   1,383,510       598,592         (761)    597,831          N/A          N/A         N/A

AIM Total
Return Bond
   Fund              443,190     (386,506)      56,684       306,590     (266,097)     40,493       26,520      (46,520) $      -0-

(1)   Commenced operations on April 29, 2005.

(2)   Commenced operations on August 30, 2002.

                                   APPENDIX G
                               PORTFOLIO MANAGERS

                               As of July 31, 2004


                            INVESTMENTS IN EACH FUND

NAME OF PORTFOLIO MANAGER                                        DOLLAR RANGE OF INVESTMENTS IN EACH FUND(8)
--------------------------------------------------------------------------------------------------------------
                           AIM GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------------------------------------
   Mark Blackburn                                                                N/A
   Joe V. Rodriguez, Jr.                                                         N/A
   James W. Trowbridge                                                           N/A
                               AIM HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------
   Peter Ehret                                                                   None
   Carolyn L. Gibbs                                                       $10,001 - $50,000
   Darren S. Hughes(2)                                                    $10,001 - $50,000
                                 AIM INCOME FUND
--------------------------------------------------------------------------------------------------------------
   Jan H. Friedli                                                                None
   Carolyn L. Gibbs                                                              None
   Scot W. Johnson                                                               None
                        AIM INTERMEDIATE GOVERNMENT FUND
--------------------------------------------------------------------------------------------------------------
   Clint W. Dudley                                                           $1 - $10,000
   Scot W. Johnson                                                        $10,001 - $50,000
                       AIM LIMITED MATURITY TREASURY FUND
--------------------------------------------------------------------------------------------------------------
   Clint W. Dudley                                                               None
   Scot W. Johnson                                                           $1 - $10,000
                             AIM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------
   Richard A. Berry                                                       $10,001 - $50,000
   Stephen D. Turman                                                             None
                              AIM REAL ESTATE FUND
--------------------------------------------------------------------------------------------------------------
   Mark Blackburn                                                                None
   Joe V. Rodriguez, Jr.                                                         None
   James W. Trowbridge                                                           None
                            AIM SHORT TERM BOND FUND
--------------------------------------------------------------------------------------------------------------
   Jan H. Friedli                                                         $10,001 - $50,000

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Hughes began serving as a portfolio manager on AIM High Yield Fund on April 29, 2005. Ownership information has been provided as of March 31, 2005.

   Scot W. Johnson                                                               None
   NAME OF PORTFOLIO MANAGER                                     DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
                           AIM TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------------------------------------
   Jan H. Friedli                                                                None
   Scot W. Johnson                                                        $10,001 - $50,000


DESCRIPTION OF COMPENSATION STRUCTURE

AIM ADVISORS, INC.

     AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

o BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

o ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.

     High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically have an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.

o EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

o PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

o PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

INVESCO INSTITUTIONAL, (N.A.) INC.

Each portfolio manager's compensation consists of the following five elements:

         o BASE SALARY. Each portfolio manager is paid a base salary which is set at a level determined to be appropriate based upon an individual's experience and responsibilities through the use of independent compensation surveys of the investment management industry.

         o ANNUAL BONUS. Each portfolio manager is paid an annual cash bonus which has a performance driven component and a discretionary component, the combined total of which will typically range from 50 to over 100 percent of the manager's base salary. Generally, the majority of the of the bonus is pre-tax performance driven, based on the success of the team's investment results which are measured against appropriate market benchmarks and peer groups.. The remaining portion of the bonus is discretionary and is determined by the sub-advisor's Chief Investment Officer and Chief Executive Officer.

         o EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares or deferred shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

         o PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

                             OTHER MANAGED ACCOUNTS

                               As of July 31, 2004

         AIM's portfolio managers develop investment models which are used in connection with the management of certain AIM funds as well as other mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out.

NAME OF PORTFOLIO MANAGER                   NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS BY
                                                                            CATEGORY
----------------------------------------------------------------------------------------------------------------------
                                             AIM GLOBAL REAL ESTATE FUND
----------------------------------------------------------------------------------------------------------------------
   Mark Blackburn                           5 Registered Mutual Funds with $2,150,341,033 in total assets under management

                                            7 Unregistered Pooled Investment Vehicles with $257,468,227 in total assets under management

                                            49 Other Accounts with $2,156,152,100 in total assets under management

   Joe V. Rodriguez, Jr.                    5 Registered Mutual Funds with $2,150,341,033 in total assets under management

                                            7 Unregistered Pooled Investment Vehicles with $257,468,227 in total assets under management

                                            49 Other Accounts with $2,156,152,100 in total assets under management

   James W. Trowbridge                      5 Registered Mutual Funds with $2,150,341,033 in total assets under management

                                            7 Unregistered Pooled Investment Vehicles with $257,468,227 in total assets under management

                                            49 Other Accounts with $2,156,152,100 in total assets under management

                                                 AIM HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------------------
   Peter Ehret                              1 Registered Mutual Fund with $91,265,976 in total assets under management

                                            1 Unregistered Pooled Investment Vehicle with $21,713,295 in total assets under management

NAME OF PORTFOLIO MANAGER                   NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS BY
                                                                            CATEGORY
----------------------------------------------------------------------------------------------------------------------
   Carolyn L. Gibbs                         3 Registered Mutual Funds with $940,856,752 in total assets  under management

                                            2 Unregistered Pooled Investment Vehicles with $34,019,769 in total assets under management

   Darren S. Hughes(3)                      None

                                                   AIM INCOME FUND
----------------------------------------------------------------------------------------------------------------------
   Jan H. Friedli                           7 Registered Mutual Funds with $2,802,667,416 in total assets under management

                                            3 Unregistered Pooled Investment Vehicles with $465,352,749 in total assets under management

   Carolyn L. Gibbs                         3 Registered Mutual Funds with $1,427,917,848 in total assets under management

                                            2 Unregistered Pooled Investment Vehicles with $34,019,769 in total assets under management

   Scot W. Johnson                          9 Registered Mutual Funds with $4,762,815,452 in total assets under management

                                            3 Unregistered Pooled Investment Vehicles with $465,352,749 in total assets under management

                        AIM INTERMEDIATE GOVERNMENT FUND
----------------------------------------------------------------------------------------------------------------------
   Clint W. Dudley                          2 Registered Mutual Funds with $1,029,894,523 in total assets under management

   Scot W. Johnson                          9 Registered Mutual Funds with $4,546,828,026 in total assets under management

                                            3 Unregistered Pooled Investment Vehicles with $465,352,749 in total assets under management

                       AIM LIMITED MATURITY TREASURY FUND
----------------------------------------------------------------------------------------------------------------------
   Clint W. Dudley                          2 Registered Mutual Funds with $1,597,610,679 in total assets under management

   Scot W. Johnson                          9 Registered Mutual Funds with $5,114,544,182 in total assets under management

                                            3 Unregistered Pooled Investment Vehicles with $465,352,749 in total assets under management

                                               AIM MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------
   Richard A. Berry                         2 Registered Mutual Funds with $594,207,735 in total assets under management

                                            2 Other Accounts with $7,457,456.85 in total assets under management

(3) Mr. Hughes began serving as portfolio manager on AIM High Yield Fund on April 29, 2005. Information on other accounts has been provided as of March 31, 2005.

NAME OF PORTFOLIO MANAGER                   NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS BY
                                                                            CATEGORY
----------------------------------------------------------------------------------------------------------------------

   Stephen D. Turman                        1 Registered Mutual Fund with $438,649,214 in total assets under management

                              AIM REAL ESTATE FUND
----------------------------------------------------------------------------------------------------------------------
   Mark Blackburn                           4 Registered Mutual Funds with $1,412,690,090 in total assets under management

                                            7 Unregistered Pooled Investment Vehicles with $257,468,227 in total assets under management

                                            49 Other Accounts with $2,156,152,100 in total assets under management

   Joe V. Rodriguez, Jr.                    4 Registered Mutual Funds with $1,412,690,090 in total assets under management

                                            7 Unregistered Pooled Investment Vehicles with $257,468,227 in total assets under management

                                            49 Other Accounts with $2,156,152,100 in total assets under management

   James W. Trowbridge                      4 Registered Mutual Funds with $1,412,690,090 in total assets under management

                                            7 Unregistered Pooled Investment Vehicles with $257,468,227 in total assets under management

                                            49 Other Accounts with $2,156,152,100 in total assets under management

                            AIM SHORT TERM BOND FUND
----------------------------------------------------------------------------------------------------------------------
   Jan H. Friedli                           7 Registered Mutual Funds with $3,251,699,659 in total assets under management

                                            3 Unregistered Pooled Investment Vehicles with $465,352,749 in total assets under management

   Scot W. Johnson                          9 Registered Mutual Funds with $5,211,847,696 in total assets under management

                                            3 Unregistered Pooled Investment Vehicles with $465,352,749 in total assets under management

                           AIM TOTAL RETURN BOND FUND
----------------------------------------------------------------------------------------------------------------------
   Jan H. Friedli                           7 Registered Mutual Funds with $3,482,256,286 in total assets under management

                                            3 Unregistered Pooled Investment Vehicles with $465,352,749 in total assets under management

   Scot W. Johnson                          9 Registered Mutual Funds with $5,442,404,322 in total assets under management

                                            3 Unregistered Pooled Investment Vehicles with $465,352,749 in total assets under management

POTENTIAL CONFLICTS OF INTEREST

         Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and /or other accounts may be presented with one or more of the following potential conflicts:

         o The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

         o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

         o With respect to securities transactions for the Funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

o Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

         AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

                                   APPENDIX H

                          ADMINISTRATIVE SERVICES FEES


         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended July 31:


             FUND NAME                       2004                      2003                       2002
                                             ----                      ----                       ----
                                            N/A                         N/A                       N/A
    AIM Global Real Estate
    Fund(1)

                                          $345,709                    $245,247                 $205,198
    AIM High Yield Fund
                                            227,922                    152,317                   131,802
    AIM Income Fund


    AIM Intermediate
    Government Fund                         301,305                    348,927                   158,838


    AIM Limited Maturity
    Treasury Fund                           143,523                    174,870                   122,783

                                            398,878                    406,127                   251,839
    AIM Money Market Fund
                                            150,228                    123,845                   112,021
    AIM Municipal Bond Fund

    AIM Real Estate Fund                    164,380                     79,487                    50,000

                                             87,141                     45,890                    N/A
    AIM Short Term Bond Fund(2)
                                             50,000                     50,000                    29,178
    AIM Total Return Bond Fund

(1)   Commenced operations on April 29, 2005.

(2)   Commenced operations on August 30, 2002.

                                   APPENDIX I

                              BROKERAGE COMMISSIONS


Brokerage commissions1 paid by each of the Funds listed below during the last three fiscal years ended July 31 were as follows:


                  FUND                         2004             2003            2002
                  ----                         ----             ----            ----
AIM Global Real Estate Fund(2)                  N/A              N/A             N/A
AIM High Yield Fund(3),(4)             $    132,149     $     38,526     $    72,345
AIM Income Fund(5),(6)                        4,728            7,300           1,549
AIM Intermediate Government Fund                -0-              -0-             -0-
AIM Limited Maturity Treasury Fund              -0-              -0-             -0-
AIM Money Market Fund                           -0-              -0-             -0-
AIM Municipal Bond Fund                         -0-              -0-             -0-
AIM Real Estate Fund(7)                      19,550        1,059,539         441,056
AIM Short Term Bond Fund(8)                     -0-              -0-             N/A
AIM Total Return Bond Fund                      -0-              -0-             -0-

(1) Disclosure regarding brokerage commissions paid on agency trades and designated as such on the trade confirm.

(2)        Commenced operations on April 29, 2005.

(3) The increase in brokerage commissions paid by AIM High Yield Fund for the fiscal year ended July 31, 2004, as compared to the prior fiscal year ended July 31, 2003, was due to an increase in equity trading activity.

(4) The reduced amount in brokerage commissions paid by AIM High Yield Fund for the fiscal year ended July 31, 2003, as compared to the prior fiscal year ended July 31, 2002, was due to reduced activity in equity trades.

(5) The reduced amount in brokerage commissions paid by AIM Income Fund for the fiscal year ended July 31, 2004, as compared to the prior fiscal year ended July 31, 2003, was due to reduced equity trading.

(6) The increase in brokerage commission paid by AIM Income Fund for the fiscal year ended July 31, 2003, as compared to the fiscal year ended July 31, 2002, was due to an increase in equity trading activity in the funds on which commissions were paid.

(7) The increase in brokerage commissions paid by AIM Real Estate Fund for the fiscal years ended July 31, 2002 and 2003, as compared to the current fiscal year ended July 31, 2004 was due to increased asset levels. The investment of additional cash generated more commissions.

(8)        Commenced operations on August 30, 2002.

                                   APPENDIX J

               DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASE
                   OF SECURITIES OF REGULAR BROKERS OR DEALERS


         During the last fiscal year ended July 31, 2004, none of the Funds, except AIM Real Estate Fund paid directed brokerage commissions. AIM Real Estate Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research statistics and other information:

                                                                  Related
        Fund                    Transactions               Brokerage Commissions
        ----                    ------------               ---------------------

AIM Real Estate Fund            $383,054,418                     $671,727


         During the last fiscal year ended July 31, 2004, none of AIM Limited Maturity Treasury Fund, or AIM Real Estate Fund purchased securities of their "regular" brokers or dealers.

         During the last fiscal year ended July 31, 2004, the following Funds purchased securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:


              Fund                                   Security                                  Market Value
              ----                                   --------                                  ------------
                                                                                          (as of July 31, 2004)
AIM High Yield Fund
         E*TRADE Financial Corp                      Senior Notes                           $        2,310,762

AIM Money Market Fund
         Goldman Sachs Group, Inc. (The)             Promissory Notes                               45,000,000
         Merrill Lynch Mortgage Capital, Inc.        Master Notes                                   75,000,000

AIM Short Term Bond Fund
         Goldman Sachs Group, L.P.                   Unsecured Notes                                 1,891,980
         Lehman Brothers Inc.                        Senior Subordinated Debentures                    133,034
         Lehman Brothers Inc.                        Senior Unsecured Subordinated Notes               756,266
         Merrill Lynch & Co., Inc.                   Series B. Medium Term Notes                       976,687


AIM Total Return Bond
         Goldman Sachs Group, L.P.                   Unsecured Notes                                   157,665
         Lehman Brothers Inc.                        Senior Subordinated Debentures                    266,068
         Lehman Brothers Inc.                        Senior Unsecured Subordinated Notes               162,057
         Merrill Lynch & Co., Inc.                   Series B. Medium Term Notes                       253,823
         JPMorgan Chase Bank                         Subordinated Notes                                259,182

                                   APPENDIX K

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS


         A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plans for the fiscal year ended July 31, 2004 were as follows:

                                                                                                                          INVESTOR
                                       CLASS A(1)      CLASS A3        CLASS B           CLASS C            CLASS R         CLASS
FUND                                     SHARES          SHARES        SHARES            SHARES             SHARES        SHARES(2)
----                                   ---------       --------        -------           --------           --------      ---------

AIM Global Real Estate Fund(3)                N/A         N/A                N/A                N/A             N/A              N/A
AIM High Yield Fund                    $1,495,500         N/A         $4,960,921         $  851,815             N/A         $322,764
AIM Income Fund                         1,034,535         N/A          2,297,863            397,991      $    4,637          345,983
AIM Intermediate Government Fund        1,226,616         N/A          4,879,364          1,024,882          18,812          111,334
AIM Limited Maturity Treasury Fund        692,417    $250,302                N/A                N/A             N/A              N/A
AIM Money Market Fund                   2,023,351         N/A          3,106,360            479,150          33,500              N/A
AIM Municipal Bond Fund                   757,680         N/A            836,823            233,775             N/A           63,156
AIM Real Estate Fund                    1,046,782         N/A          1,563,583            921,397              17           54,868
AIM Short Term Bond Fund                    2,167         N/A                N/A          2,067,073              13              N/A
AIM Total Return Bond Fund                 81,026         N/A            459,917             87,368              48              N/A

1        For AIM Cash Reserve Shares of AIM Money Market Fund.

2 Information on Investor Class shares in the table is for the period September 30, 2003 (the date Investor Class shares commenced operations) to July 31, 2004.

3        Commenced operations on April 29, 2005.

                                   APPENDIX L

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS

         An estimate by category of the allocation of actual fees paid by Class A Shares (for AIM Money Market Fund, AIM Cash Reserve Shares) of the Funds during the fiscal year ended July 31, 2004 follows:

                                                    PRINTING &                  UNDERWRITERS        DEALERS
                                      ADVERTISING    MAILING      SEMINARS      COMPENSATION      COMPENSATION
                                      -----------   ----------    --------      ------------      ------------

AIM Global Real Estate Fund(1)                N/A         N/A          N/A               N/A               N/A
AIM High Yield Fund                             0           0            0                 0      $  1,495,500
AIM Income Fund                                 0           0            0                 0         1,034,535
AIM Intermediate Government Fund                0           0            0                 0         1,226,617
AIM Limited Maturity Treasury Fund              0           0            0                 0           692,417
AIM Money Market Fund                           0           0            0                 0         2,023,351
AIM Municipal Bond Fund                         0           0            0                 0           757,680
AIM Real Estate Fund                  $    51,027   $   6,488   $   27,224                 0           962,043
AIM Short-Term Bond Fund                        0           0            0                 0                 0
AIM Total Return Bond Fund                      0           0            0                 0            81,026

         An estimate by category of the allocation of actual fees paid by Class B Shares of the Funds during the fiscal year ended July 31, 2004 follows:

                                                    PRINTING &                  UNDERWRITERS        DEALERS
                                      ADVERTISING     MAILING     SEMINARS      COMPENSATION      COMPENSATION
                                      -----------   ----------    --------      ------------      ------------

AIM Global Real Estate Fund(1)                N/A         N/A          N/A               N/A               N/A
AIM High Yield Fund                   $    22,111   $   2,979   $    9,609      $  3,720,691      $  1,205,531
AIM Income Fund                             8,578       1,170        3,655         1,723,397           561,063
AIM Intermediate Government Fund           25,467       3,473       10,933         3,659,523         1,179,968
AIM Limited Maturity Treasury Fund            N/A         N/A          N/A               N/A               N/A
AIM Money Market Fund                           0           0            0                 0         3,106,359
AIM Municipal Bond Fund                     4,150         598        1,425           627,618           203,032
AIM Real Estate Fund                       20,687       2,604       18,223         1,172,687           356,291
AIM Total Return Bond Fund                  3,574         354        2,946           344,938           108,105

         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the fiscal year ended July 31, 2004 follows:

                                                    PRINTING &                UNDERWRITERS           DEALERS
                                      ADVERTISING     MAILING    SEMINARS      COMPENSATION        COMPENSATION
                                      -----------    ----------  --------      ------------        ------------
AIM Global Real Estate Fund(1)                N/A         N/A          N/A               N/A               N/A
AIM High Yield Fund                   $    11,257   $   1,473   $    4,547      $    122,760      $    711,778
AIM Income Fund                             1,906         122        1,353            34,491           360,119
AIM Intermediate Government Fund           11,233       1,469        4,533           130,549           877,108
AIM Limited Maturity Treasury Fund            N/A         N/A          N/A               N/A               N/A
AIM Money Market Fund                      36,707       5,006       17,380           149,775           270,282
AIM Municipal Bond Fund                         0           0        1,370            32,888           199,517
AIM Real Estate Fund                       21,777       2,700       11,844           274,778           610,298
AIM Short Term Bond Fund                   35,691       4,824       16,628           203,037         1,806,898
AIM Total Return Bond Fund                      0           0            0            21,457            65,911

         An estimate by category of the allocation of actual fees paid by Class R shares of the Funds during the fiscal year ended July 31, 2004 follows:

                                                    PRINTING &                  UNDERWRITERS        DEALERS
                                      ADVERTISING     MAILING     SEMINARS      COMPENSATION      COMPENSATION
                                      -----------   ----------    --------      ------------      ------------

AIM Global Real Estate Fund(1)                N/A         N/A          N/A               N/A               N/A
AIM Income Fund                      $        441   $      59   $      227      $      1,863      $      2,047
AIM Intermediate Government Fund            1,666         218          916             7,013             9,000
AIM Money Market Fund                       3,087         452        2,056            14,735            13,170

(1)      Commenced operations on April 29, 2005.

         An estimate by category of the allocation of actual fees paid by Investor Class shares of the Funds for the period September 30, 2003 (the date Investor Class shares commenced operations) to July 31, 2004 follows:

                                                    PRINTING &                  UNDERWRITERS         DEALERS
                                      ADVERTISING    MAILING     SEMINARS       COMPENSATION      COMPENSATION
                                      -----------   ----------   --------       ------------      ------------

AIM Global Real Estate Fund(1)                N/A         N/A          N/A               N/A               N/A
AIM High Yield Fund                 $       8,042   $   1,065    $   5,008            $    0      $    260,842
AIM Income Fund                             9,381       1,203        6,128                 0           269,663
AIM Intermediate Government Fund            4,928         672        2,800                 0            70,269
AIM Money Market Fund                           0           0            0                 0                 0
AIM Municipal Bond Fund                     2,562         310        1,724                 0            43,910
AIM Real Estate Fund                        3,537         350        1,944                 0            23,983


(1)        Commenced operations on April 29, 2005.

                                   APPENDIX M

                               TOTAL SALES CHARGES


         The following chart reflects the total sales charges paid in connection with the sale of Class A shares (for AIM Money Market Fund, AIM Cash Reserve Shares) of each Fund and the amount retained by AIM Distributors for the last three fiscal years ended July 31:

                                            2004                          2003                        2002
                                            ----                          ----                        ----

                                     SALES         AMOUNT         SALES           AMOUNT        SALES      AMOUNT
                                    CHARGES       RETAINED       CHARGES         RETAINED      CHARGES    RETAINED
                                    -------       --------       -------         --------      -------    --------

AIM Global Real Estate Fund(1)          N/A            N/A            N/A            N/A            N/A         N/A
AIM High Yield Fund              $  720,027     $  138,959     $  756,717     $  129,415     $  900,144  $  163,249
AIM Income Fund                     553,819        110,555        420,419         75,260        719,480     130,523
AIM Intermediate Government Fund    802,576        151,406      2,025,052        362,569      1,659,371     300,212
AIM Limited Maturity Treasury Fund   56,752         15,176        320,512         93,147      1,032,517     262,205
AIM Money Market Fund                   N/A            N/A            N/A            N/A            N/A         N/A
AIM Municipal Bond Fund             223,518         45,714        344,744         60,271        370,282      67,279
AIM Real Estate Fund              2,083,610        370,490        953,351        162,429        574,475      94,833
AIM Short Term Bond Fund(2)          16,570          3,646            N/A            N/A            N/A         N/A
AIM Total Return Bond Fund          280,240         52,886        307,195         56,983         76,644      13,297

(1)      Commenced operations on April 29, 2005.

(2)      Commenced operations on August 30, 2002.

         The following chart reflects the contingent deferred sales charges paid by Class A (for AIM Money Market Fund, AIM Cash Reserve Shares), Class B, Class C and Class R shareholders and retained by AIM Distributors for the last three fiscal years ended July 31:

                                                          2004             2003              2002
                                                          ----             ----              ----

AIM Global Real Estate Fund(1)                              N/A                N/A             N/A
AIM High Yield Fund                                 $   570,508         $   45,207      $  287,974
AIM Income Fund(2)                                       35,270             20,109          73,150
AIM Intermediate Government Fund(2)                     304,935            466,622         283,571
AIM Limited Maturity Treasury Fund                          748             26,131          82,921
AIM Money Market Fund(2)                                893,244          2,634,165       5,957,473
AIM Municipal Bond Fund                                  37,766             90,868          97,058
AIM Real Estate Fund                                    141,054             28,827           4,318
AIM Short Term Bond Fund(3)                               4,233             5,546              N/A
AIM Total Return Bond Fund                                5,019              2,679              14

(1)      Commenced operations on April 29, 2005.

(2) Information on Class R shares in the table above is for the period June 3, 2002 (the date Class R shares commenced operations) to July 31, 2002.

(3)      Commenced operations on August 30, 2002.

                                   APPENDIX N

                                PERFORMANCE DATA


AVERAGE ANNUAL TOTAL RETURNS

The average annual total returns (including sales loads) for each Fund, with respect to its Class A shares for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:

                                  PERIOD ENDED
                                JANUARY 31, 2005

                                                                                          SINCE      INCEPTION
          CLASS A SHARES:                             1 YEAR     5 YEARS     10 YEARS     INCEPTION    DATE
          --------------                              ------     -------     --------     ---------  ----------

AIM Global Real Estate Fund(1)                           N/A         N/A          N/A         N/A     04/29/05
AIM High Yield Fund                                     2.93       -1.93         2.76         N/A     07/11/78
AIM Income Fund                                        -0.37        3.23         5.80         N/A     05/03/68
AIM Intermediate Government Fund                       -2.74        4.89         5.55         N/A     04/28/87
AIM Limited Maturity Treasury Fund                     -0.95        3.90         4.69         N/A     12/15/87
AIM Municipal Bond Fund                                -0.31        5.32         5.03         N/A     03/28/77
AIM Real Estate Fund                                   15.21       20.74          N/A       10.97     12/31/96
AIM Short Term Bond Fund(2)                            -1.07         N/A          N/A        1.45     08/30/02(3)
AIM Total Return Bond Fund                             -1.10         N/A          N/A        4.35     12/31/01

(1)      Commenced operations on April 29, 2005.

(2) The returns shown for these periods are the blended returns of the historical performance of the Fund's Class A shares since April 30, 2004 and the restated historical performance of the Fund's Class C shares (for the periods prior to April 30, 2004) at net asset value and reflect the higher Rule 12b-1 fees applicable to the Class C shares.

(3) The inception date shown in the table is that of AIM Short Term Bond Fund's Class C shares. The inception date of AIM Short Term Bond Fund's Class A shares is April 30, 2004.

         The average annual total return for AIM Cash Reserve Shares of AIM Money Market Fund for the one year period ended January 31, 2005, was 0.55%; for the five year period ended January 31, 2005, was 2.79%; and for the ten year period ended January 31, 2005 was 3.62%.

         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:

                                  PERIOD ENDED
                                JANUARY 31, 2005


                                                                                            SINCE     INCEPTION
          CLASS B SHARES:                             1 YEAR     5 YEARS     10 YEARS     INCEPTION     DATE
          --------------                              ------     -------     --------     ---------   ---------

AIM Global Real Estate Fund(1)                           N/A         N/A          N/A         N/A     04/29/05
AIM High Yield Fund                                     2.17       -1.90         2.65         N/A     09/01/93
AIM Income Fund                                        -1.02        3.13         5.67         N/A     09/07/93
AIM Intermediate Government Fund                       -3.51        4.83         5.42         N/A     09/07/93
AIM Money Market Fund                                  -4.68        1.07         2.72         N/A     10/16/93
AIM Municipal Bond Fund                                -1.23        5.22         4.88         N/A     09/01/93
AIM Real Estate Fund                                   15.24       20.91          N/A       10.47     03/03/98
AIM Total Return Bond Fund                             -1.88         N/A          N/A        4.35     12/31/01

(1)      Commenced operations on April 29, 2005.

         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:


                                                                          PERIOD ENDED
                                                                          ------------
                                                                        JANUARY 31, 2005
                                                                                          SINCE       INCEPTION
          CLASS C SHARES:                             1 YEAR     5 YEARS     10 YEARS     INCEPTION      DATE
          --------------                              ------     -------     --------     ---------   ---------
AIM Global Real Estate Fund(1)                          N/A          N/A        N/A            N/A    04/29/05
AIM High Yield Fund                                     6.20       -1.67        N/A          -1.24    08/04/97
AIM Income Fund                                         2.93        3.42        N/A           2.90    08/04/97
AIM Intermediate Government Fund                        0.49        5.17        N/A           4.46    08/04/97
AIM Money Market Fund                                  -0.42        1.53        N/A           2.24    08/04/97
AIM Municipal Bond Fund                                 2.78        5.53        N/A           4.05    08/04/97
AIM Real Estate Fund                                   19.23       21.09        N/A          13.47    05/01/95
AIM Short Term Bond Fund                                1.21         N/A        N/A           2.42    08/30/02
AIM Total Return Bond Fund                              2.10         N/A        N/A           5.24    12/31/01

(1)      Commenced operations on April 29, 2005.

         The average annual total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:


                                                                           PERIOD ENDED
                                                                           ------------
                                                                         JANUARY 31, 2005
                                                                                          SINCE       INCEPTION
          CLASS R SHARES:                             1 YEAR     5 YEARS     10 YEARS     INCEPTION     DATE(4)
          --------------                              ------     -------     --------     ---------   ---------
AIM Global Real Estate Fund(1)                          N/A          N/A          N/A          N/A     04/29/05
AIM Income Fund(2)                                      4.40        3.93         6.04          N/A     05/03/68
AIM Intermediate Government Fund(2)                     1.86        5.67         5.81          N/A     04/28/87
AIM Money Market Fund(2)                                0.57        1.84         3.08          N/A     10/16/93
AIM Real Estate Fund(3)                                20.78       21.73          N/A        11.48     12/31/96
AIM Short Term Bond Fund(3)                             1.49         N/A          N/A         2.53     08/30/02
AIM Total Return Bond Fund(3)                           3.54         N/A          N/A         5.80     12/31/01

(1)        Commenced operations on April 29, 2005.

(2) The returns shown for the one year period are the historical returns of the Fund's Class R shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Fund's Class R shares since June 3, 2002 and the restated historical performance of the Fund's Class A shares (AIM Cash Reserve shares for AIM Money Market Fund) (for the periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class R shares.

(3) The returns shown for these periods are the blended returns of the historical performance of the Fund's Class R shares since April 30, 2004 and the restated historical performance of the Fund's Class A shares (Class C shares for AIM Short Term Bond Fund) (for the periods prior to April 30, 2004) at net asset value and reflect the higher Rule 12b-1 fees applicable to Class C shares for AIM Short Term Bond Fund and are adjusted to reflect the higher Rule12b-1 fees applicable to the Class R shares for AIM Real Estate Fund and AIM Total Return Bond Fund.

(4) The inception dates shown in the table are those of AIM Income Fund's, AIM Intermediate Government Fund's, AIM Real Estate Fund's and AIM Total Return Bond Fund's Class A shares, AIM Short Term Bond Fund's Class C shares and AIM Money Market Fund's AIM Cash Reserve Shares. The inception date of AIM Income Fund's, AIM Intermediate Government Fund's and AIM Money Market Fund's Class R shares is June 3, 2002. The inception date of AIM Real Estate Fund's, AIM Short Term Bond Fund's and AIM Total Return Bond Fund's Class R shares is April 30, 2004.

         The average annual total returns for AIM Limited Maturity Treasury Fund, with respect to its Class A3 shares, for the one, five and ten year period ended January 31 are as follows:


                                                                          PERIOD ENDED
                                                                          ------------
                                                                        JANUARY 31, 2005(1)
                                                                                          SINCE       INCEPTION
         CLASS A3 SHARES:                             1 YEAR     5 YEARS     10 YEARS     INCEPTION      DATE(2)
         ---------------                              ------     -------     --------     ---------   ---------
AIM Limited Maturity Treasury Fund                     -0.19        3.90         4.58       N/A       12/15/87

(1) The returns shown for the one year period are the historical returns of the Fund's Class A3 shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to October 31, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class A3 shares.

(2) The inception date shown in the table is that of the Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.

         The average annual total returns for each Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:


                                                                          PERIOD ENDED
                                                                          ------------
                                                                        JANUARY 31, 2005(1)

                                                                                            SINCE     INCEPTION
      INVESTOR CLASS SHARES:                          1 YEAR     5 YEARS     10 YEARS     INCEPTION     DATE(2)
      ---------------------                           ------     -------     --------     ---------   ---------
AIM High Yield Fund                                     8.22       -0.92        3.29          N/A     07/11/78
AIM Income Fund                                         4.66        4.25        6.34          N/A     05/03/68
AIM Intermediate Government Fund                        2.27        5.94        6.08          N/A     04/28/87
AIM Money Market Fund*                                  1.08        2.17        3.37          N/A     10/16/93
AIM Municipal Bond Fund                                 4.79        6.36        5.55          N/A     03/28/77
AIM Real Estate Fund                                   21.08       21.94        N/A         11.65     12/31/96

(1) The returns shown for the one year period are the historical returns of the Fund's Investor Class shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Fund's Investor Class shares since September 30, 2003 and the restated historical performance of the Fund's Class A shares (AIM Cash Reserve Shares of AIM Money Market
         Fund) (for periods prior to September 30, 2003) at net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

(2) The inception date shown is that of the Fund's Class A shares (AIM Cash Reserve Share of AIM Money Market Fund). The inception date of the Fund's Investor Class shares is September 30, 2003.

CUMULATIVE TOTAL RETURNS

         The cumulative total returns (including sales load) for each Fund with respect to its Class A shares for the one, five and ten year periods (or since inception, if less than ten years), ended January 31 are as follows:


                                                                          PERIOD ENDED
                                                                          ------------
                                                                        JANUARY 31, 2005
                                                                                           SINCE       INCEPTION
          CLASS A SHARES:                             1 YEAR     5 YEARS     10 YEARS     INCEPTION      DATE
          --------------                              ------     -------     --------     ---------   ----------
AIM Global Real Estate Fund(1)                           N/A         N/A         N/A          N/A       04/29/05
AIM High Yield Fund                                     2.93       -9.28       31.34          N/A       07/11/78
AIM Income Fund                                        -0.37       17.21       75.80          N/A       05/03/68
AIM Intermediate Government Fund                       -2.74       26.98       71.62          N/A       04/28/87
AIM Limited Maturity Treasury Fund                     -0.95       21.07       58.07          N/A       12/15/87
AIM Municipal Bond Fund                                -0.31       29.56       63.33          N/A       03/28/77
AIM Real Estate Fund                                   15.21      156.55         N/A       132.03       12/31/96
AIM Short Term Bond Fund(2)                            -1.07         N/A         N/A         3.54       08/30/02(3)
AIM Total Return Bond Fund                             -1.10         N/A         N/A        14.05       12/31/01

(1)      Commended operations on April 29, 2005.

(2) The returns shown for these periods are the blended returns of the historical performance of the Fund's Class A shares since April 30, 2004 and the restated historical performance of the Fund's Class C shares (for the periods prior to April 30, 2004) at net asset value and reflect the higher Rule 12b-1 fees applicable to the Class C shares.

(3) The inception date shown in the table is that of AIM Short Term Bond Fund's Class C shares. The inception date of AIM Short Term Bond Fund's Class A shares is April 30, 2004.

         The cumulative total returns for AIM Cash Reserves Shares of AIM Money Market Fund for the one-year period ended January 31, 2005 was 0.64%; and for the five-year period ended January 31, 2005 was 16.92%;and since inception was 43.32%.

         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each of the named Funds' Class B shares for the one, five and ten year periods (or since inception, if less than ten years), ended January 31 are as follows:


                                                                          PERIOD ENDED
                                                                          ------------
                                                                        JANUARY 31, 2005
                                                                                           SINCE      INCEPTION
          CLASS B SHARES:                             1 YEAR     5 YEARS     10 YEARS     INCEPTION      DATE
          --------------                              ------     -------     --------     ---------   ---------
AIM Global Real Estate Fund(1)                           N/A         N/A         N/A           N/A     04/29/05
AIM High Yield Fund                                     2.17       -9.16       29.91           N/A     09/01/93
AIM Income Fund                                        -1.02       16.65       73.55           N/A     09/07/93
AIM Intermediate Government Fund                       -3.51       26.57       69.45           N/A     09/07/93
AIM Money Market Fund                                  -4.68        5.47       30.77           N/A     10/16/93
AIM Municipal Bond Fund                                -1.23       28.95       61.07           N/A     09/01/93
AIM Real Estate Fund                                   15.24      158.37         N/A         99.12     03/03/98
AIM Total Return Bond Fund                             -1.88         N/A         N/A         14.05     12/31/01

(1)      Commenced operations on April 29, 2005.

         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each of the named Funds' Class C shares for the one, five and ten year periods (or since inception, if less than ten years), ended January 31 are as follows:


                                                                          PERIOD ENDED
                                                                          ------------
                                                                        JANUARY 31, 2005

                                                                                           SINCE      INCEPTION
          CLASS C SHARES:                             1 YEAR     5 YEARS     10 YEARS     INCEPTION      DATE
          --------------                              ------     -------     --------     ---------   ---------
AIM Global Real Estate Fund(1)                           N/A         N/A        N/A           N/A     04/29/05
AIM High Yield Fund                                     6.20       -8.08        N/A         -8.90     08/04/97
AIM Income Fund                                         2.93       18.29        N/A         23.91     08/04/97
AIM Intermediate Government Fund                        0.49       28.68        N/A         38.68     08/04/97
AIM Money Market Fund                                  -0.42        7.91        N/A         18.08     08/04/97
AIM Municipal Bond Fund                                 2.78       30.86        N/A         34.64     08/04/97
AIM Real Estate Fund                                   19.23      160.38        N/A        242.89     05/01/95
AIM Short Term Bond Fund*                               1.21         N/A        N/A          5.96     08/30/02
AIM Total Return Bond Fund                              2.10         N/A        N/A         17.05     12/31/01

(1)      Commenced operations on April 29, 2005.

         The cumulative total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:


                                                                          PERIOD ENDED
                                                                          ------------
                                                                        JANUARY 31, 2005

                                                                                            SINCE     INCEPTION
          CLASS R SHARES:                             1 YEAR     5 YEARS     10 YEARS     INCEPTION     DATE(4)
          --------------                              ------     -------     --------     ---------   ---------
AIM Global Real Estate Fund1                             N/A         N/A          N/A         N/A      04/29/05
AIM Income Fund2                                        4.40       21.25        79.72         N/A      05/03/68
AIM Intermediate Government Fund2                       1.86       31.75        75.92         N/A      04/28/87
AIM Money Market Fund2                                  0.57        9.56        35.40         N/A      10/16/93
AIM Real Estate Fund3                                  20.78      167.31          N/A      140.68      12/31/96
AIM Short Term Bond Fund3                               1.49         N/A          N/A        6.24      08/30/02
AIM Total Return Bond Fund3                             3.54         N/A          N/A       19.00      12/31/01

(1)      Commenced operations on April 29, 2005.

(2) The returns shown for the one year period are the historical returns of the Fund's Class R shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Fund's Class R shares since June 3, 2002 and the restated historical performance of the Fund's Class A shares (AIM Cash Reserve shares for AIM Money Market Fund) (for the periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class R shares.

(3) The returns shown for these periods are the blended returns of the historical performance of the Fund's Class R shares since April 30, 2004 and the restated historical performance of the Fund's Class A shares (Class C shares for AIM Short Term Bond Fund) (for the periods prior to April 30, 2004) at net asset value and reflect the higher Rule 12b-1 fees applicable to Class C shares for AIM Short Term Bond Fund and are adjusted to reflect the higher Rule12b-1 fees applicable to the Class R shares for AIM Real Estate Fund and AIM Total Return Bond Fund.

(4) The inception date shown in the table is that of the AIM Income Fund's and AIM Intermediate Government Fund's, AIM Real Estate Fund's and AIM Total Return Bond Fund's Class A shares, AIM Short Term Bond Fund's Class C shares and AIM Money Market Fund's AIM Cash Reserve Shares. The inception date of AIM Income Fund's, AIM Intermediate Government Fund's and AIM Money Market Fund's Class R shares is June 3, 2002. The inception date of AIM Real Estate Fund's, AIM Short Term Bond Fund's and AIM Total Return Bond Fund's Class R shares is April 30, 2004.

         The cumulative annual total returns for AIM Limited Maturity Treasury Fund, with respect to its Class A3 shares, for the one, five and ten year periods ended January 31 are as follows:

                                                                      PERIOD ENDED
                                                                  JANUARY 31, 2005(1)
                                                                                   SINCE       INCEPTION
         CLASS A3 SHARES:                     1 YEAR      5 YEARS     10 YEARS    INCEPTION     DATE(2)
         ----------------                     ------      -------     --------    ---------    ---------
AIM Limited Maturity Treasury Fund             -0.19        21.09        56.54          N/A     12/15/87

(1) The returns shown for the one year period are the historical returns of the Fund's Class A3 shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to October 31, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class A3 shares.


(2) The inception date shown in the table is that of the Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.

         The cumulative annual total returns for each Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:

                                                             PERIOD ENDED
                                                           JANUARY 31, 2005(1)
                                                                                SINCE        INCEPTION
      INVESTOR CLASS SHARES:            1 YEAR       5 YEARS      10 YEARS     INCEPTION      DATE(2)
      ---------------------             ------       -------      --------     ---------     ---------
AIM High Yield Fund                       8.22         -4.51         38.26           N/A      07/11/78
AIM Income Fund                           4.66         23.16         84.83           N/A      05/03/68
AIM Intermediate Government Fund          2.27         33.45         80.41           N/A      04/28/87
AIM Money Market Fund                     1.08         11.33         39.31           N/A      10/16/93
AIM Municipal Bond Fund                   4.79         36.14         71.59           N/A      03/28/77
AIM Real Estate Fund                     21.08        169.56           N/A        143.80      12/31/96

(1) The returns shown for the one year period are the historical returns of the Fund's Investor Class shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Fund's Investor Class shares since September 30, 2003 and the restated historical performance of the Fund's Class A shares (AIM Cash Reserve Shares of AIM Money Market
         Fund) (for periods prior to September 30, 2003) at net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

(2) The inception date shown is that of the Fund's Class A shares (AIM Cash Reserve Shares of AIM Money Market Fund). The Inception date of the Funds' Investor Class shares is September 30, 2003.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTION)

         The average annual total returns (after taxes on distributions and including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:

                                                                      PERIOD ENDED
                                                                    JANUARY 31, 2005
                                                                                       SINCE        INCEPTION
          CLASS A SHARES:                  1 YEAR        5 YEARS       10 YEARS      INCEPTION        DATE
          --------------                   ------        -------       --------      ---------      ---------
AIM Global Real Estate Fund(1)                N/A            N/A            N/A            N/A       04/29/05
AIM High Yield Fund                          0.44          -5.62          -1.11            N/A       07/11/78
AIM Income Fund                             -2.46           0.80           3.08            N/A       05/03/68
AIM Intermediate Government Fund            -4.33           2.89           3.18            N/A       04/28/87
AIM Limited Maturity Treasury Fund          -1.49           2.51           2.92            N/A       12/15/87
AIM Municipal Bond Fund                     -0.31           5.31           5.02            N/A       03/28/77
AIM Real Estate Fund                        14.00          19.22            N/A           9.21       12/31/96
AIM Short Term Bond Fund(2)                 -1.98            N/A            N/A           0.50       08/30/02(3)
AIM Total Return Bond Fund                  -2.52            N/A            N/A           2.78       12/31/01

(1)      Commenced operations on April 29, 2005.

(2) The returns shown for these periods are the blended returns of the historical performance of the Fund's Class A shares since April 30, 2004 and the restated historical performance of the Fund's Class C shares (for the periods prior to April 30, 2004) at net asset value and reflect the higher Rule 12b-1 fees applicable to the Class C shares.

(3) The inception date shown in the table is that of AIM Short Term Bond Fund's Class C shares. The inception date of AIM Short Term Bond Fund's Class A shares is April 30, 2004.


         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:

                                                             PERIOD ENDED
                                                           JANUARY 31, 2005
                                                                                    SINCE         INCEPTION
          CLASS B SHARES:               1 YEAR        5 YEARS       10 YEARS      INCEPTION          DATE
          --------------                ------        -------       --------      ---------       ---------
AIM Global Real Estate Fund(1)             N/A           N/A           N/A           N/A          04/29/05
AIM High Yield Fund                      -0.15         -5.36         -0.97           N/A          09/01/93
AIM Income Fund                          -2.94          0.96          3.21           N/A          09/07/93
AIM Intermediate Government Fund         -4.91          3.08          3.31           N/A          09/07/93
AIM Municipal Bond Fund                  -1.24          5.22          4.87           N/A          09/01/93
AIM Real Estate Fund                     14.23         19.69           N/A          9.13          03/03/98
AIM Total Return Bond Fund               -3.10           N/A           N/A          3.02          12/31/01

(1)      Commenced operations on April 29, 2005.

         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:

                                                             PERIOD ENDED
                                                           JANUARY 31, 2005
                                                                                    SINCE         INCEPTION
          CLASS C SHARES:               1 YEAR        5 YEARS       10 YEARS      INCEPTION          DATE
          --------------                ------        -------       --------      ---------       ---------
AIM Global Real Estate Fund(1)             N/A           N/A           N/A           N/A          04/29/05
AIM High Yield Fund                       3.87         -5.10           N/A         -4.69          08/04/97
AIM Income Fund                           1.01          1.27           N/A          0.66          08/04/97
AIM Intermediate Government Fund         -0.91          3.45           N/A          2.54          08/04/97
AIM Municipal Bond Fund                   2.77          5.53           N/A          4.04          08/04/97
AIM Real Estate Fund                     18.22         19.88           N/A         12.01          05/01/95
AIM Short Term Bond Fund                  0.37           N/A           N/A          1.50          08/30/02
AIM Total Return Bond Fund                0.89           N/A           N/A          3.92          12/31/01

(1)      Commenced operations on April 29, 2005.

         The average annual total returns (after taxes on distributions) for AIM Limited Maturity Treasury Fund, with respect to its Class A3 shares, for the one, five and ten year periods ended January 31 are as follows:

                                                             PERIOD ENDED
                                                          JANUARY 31, 2005(1)
                                                                                    SINCE         INCEPTION
         CLASS A3 SHARES:               1 YEAR        5 YEARS       10 YEARS      INCEPTION        DATE(2)
         ---------------                ------        -------       --------      ---------       ---------
AIM Limited Maturity Treasury Fund       -0.67          2.55           2.84           N/A          12/15/87

(1) The returns shown for the one year period are the historical returns of the Fund's Class A3 shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to October 31, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class A3 shares.

(2) The inception date shown in the table is that of the Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.

         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:

                                                             PERIOD ENDED
                                                          JANUARY 31, 2005(1)
                                                                                   SINCE         INCEPTION
      INVESTOR CLASS SHARES:             1 YEAR       5 YEARS      10 YEARS      INCEPTION        DATE(2)
      ---------------------              ------       -------      --------      ---------       ---------
AIM High Yield Fund                       5.60         -4.65         -0.60           N/A          07/11/78
AIM Income Fund                           2.47          1.80          3.59           N/A          05/03/68
AIM Intermediate Government Fund          0.58          3.91          3.70           N/A          04/28/87
AIM Municipal Bond Fund                   4.79          6.36          5.54           N/A          03/28/77
AIM Real Estate Fund                     19.75         20.39           N/A          9.87          12/31/96

(1) The returns shown for the one year period are the historical returns of the Fund's Investor Class shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Fund's Investor Class shares since September 30, 2003 and the restated historical performance of the Fund's Class A shares (AIM Cash Reserve Shares of AIM Money Market
         Fund) (for periods prior to September 30, 2003) at net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

(2) The inception date shown is that of the Fund's Class A shares (AIM Cash Reserve Share of AIM Money Market Fund). The inception date of the Fund's Investor Class shares is September 30, 2003.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

         The average annual total returns (after taxes on distributions and redemption and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:

                                                             PERIOD ENDED
                                                           JANUARY 31, 2005
                                                                                        SINCE        INCEPTION
          CLASS A SHARES:                   1 YEAR        5 YEARS        10 YEARS     INCEPTION        DATE
          --------------                    ------        -------        --------     ---------     ---------
AIM Global Real Estate Fund(1)                N/A            N/A            N/A            N/A       04/29/05
AIM High Yield Fund                          1.81          -3.92           0.00            N/A       07/11/78
AIM Income Fund                             -0.28           1.23           3.26            N/A       05/03/68
AIM Intermediate Government Fund            -1.79           2.94           3.25            N/A       04/28/87
AIM Limited Maturity Treasury Fund          -0.62           2.48           2.89            N/A       12/15/87
AIM Municipal Bond Fund                      1.29           5.24           5.02            N/A       03/28/77
AIM Real Estate Fund                        10.38          17.35            N/A           8.43       12/31/96
AIM Short Term Bond Fund(2)                 -0.70            N/A            N/A           0.68       08/30/02(3)
AIM Total Return Bond Fund                  -0.69            N/A            N/A           2.77       12/31/01

(1)      Commenced operations on April 29, 2005.

(2) The returns shown for these periods are the blended returns of the historical performance of the Fund's Class A shares since April 30, 2004 and the restated historical performance of the Fund's Class C shares (for the periods prior to April 30, 2004) at net asset value and reflect the higher Rule 12b-1 fees applicable to the Class C shares.

(3) The inception date shown in the table is that of AIM Short Term Bond Fund's Class C shares. The inception date of AIM Short Term Bond Fund's Class A shares is April 30, 2004.

         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:

                                                             PERIOD ENDED
                                                           JANUARY 31, 2005
                                                                                   SINCE        INCEPTION
          CLASS B SHARES:                1 YEAR       5 YEARS      10 YEARS      INCEPTION        DATE
          --------------                 ------       -------      --------      ---------      ---------
AIM Global Real Estate Fund(1)             N/A           N/A           N/A           N/A         04/29/05
AIM High Yield Fund                       1.33         -3.74          0.07           N/A         09/01/93
AIM Income Fund                          -0.69          1.32          3.33           N/A         09/07/93
AIM Intermediate Government Fund         -2.29          3.05          3.32           N/A         09/07/93
AIM Municipal Bond Fund                   0.50          5.07          4.82           N/A         09/01/93
AIM Real Estate Fund                     10.43         17.73           N/A          8.25         03/03/98
AIM Total Return Bond Fund               -1.19           N/A           N/A          2.92         12/31/01

(1)      Commenced operations on April 29, 2005.

         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:

                                                             PERIOD ENDED
                                                           JANUARY 31, 2005
                                                                                   SINCE        INCEPTION
          CLASS C SHARES:                1 YEAR       5 YEARS      10 YEARS      INCEPTION        DATE
          --------------                 ------       -------      --------      ---------      ---------
AIM Global Real Estate Fund(1)             N/A           N/A           N/A           N/A        04/29/05
AIM High Yield Fund                       3.95         -3.53           N/A         -3.08        08/04/97
AIM Income Fund                           1.88          1.58           N/A          1.08        08/04/97
AIM Intermediate Government Fund          0.31          3.37           N/A          2.61        08/04/97
AIM Municipal Bond Fund                   3.10          5.34           N/A          4.05        08/04/97
AIM Real Estate Fund                     13.03         17.91           N/A         11.04        05/01/95
AIM Short Term Bond Fund                  0.79           N/A           N/A          1.52        08/30/02
AIM Total Return Bond Fund                1.40           N/A           N/A          3.70        12/31/01

(1)      Commenced operations on April 29, 2005.

         The average annual total returns (after taxes on distributions and redemption) for AIM Limited Maturity Treasury Fund, with respect to its Class A3 shares, for the one, five and ten year periods ended January 31 are as follows:

                                                             PERIOD ENDED
                                                          JANUARY 31, 2005(1)
                                                                                   SINCE         INCEPTION
          CLASS A3 SHARES:                1 YEAR       5 YEARS      10 YEARS      INCEPTION       DATE(2)
          ---------------                 ------       -------      --------      ---------      ----------
AIM Limited Maturity Treasury Fund         -0.12         2.50         2.82            N/A        12/15/87

(1) The returns shown for the one year period are the historical returns of the Fund's Class A3 shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to October 31, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class A3 shares.

(2) The inception date shown in the table is that of the Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.

         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:

                                                             PERIOD ENDED
                                                          JANUARY 31, 2005(1)
                                                                                   SINCE         INCEPTION
     INVESTOR CLASS SHARES:               1 YEAR       5 YEARS      10 YEARS      INCEPTION       DATE(2)
     ---------------------                ------       -------      --------      ---------      ----------
AIM High Yield Fund                        5.24         -3.10          0.44           N/A         07/11/78
AIM Income Fund                            2.99          2.10          3.72           N/A         05/03/68
AIM Intermediate Government Fund           1.46          3.84          3.71           N/A         04/28/87
AIM Municipal Bond Fund                    4.72          6.17          5.49           N/A         03/28/77
AIM Real Estate Fund                      14.22         18.43           N/A          9.04         12/31/96

(1) The returns shown for the one year period are the historical returns of the Fund's Investor Class shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Fund's Investor Class shares since September 30, 2003 and the restated historical performance of the Fund's Class A shares (AIM Cash Reserve Shares of AIM Money Market
         Fund) (for periods prior to September 30, 2003) at net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

(2) The inception date shown is that of the Fund's Class A shares (AIM Cash Reserve Share of AIM Money Market Fund). The inception date of the Fund's Investor Class shares is September 30, 2003.


YIELDS

         The 30-day SEC yields for each of the named Funds are as follows:

                                                      30 DAYS ENDED
                                                    JANUARY 31, 2005
                                       CLASS     CLASS     CLASS     CLASS    INVESTOR
                                       A(1)        B         C         R      CLASS(2)
                                       -----     -----     -----     -----    --------
AIM Global Real Estate Fund(3)          N/A       N/A       N/A       N/A       N/A
AIM High Yield Fund                    5.31%     4.80%     4.80%      N/A      5.59%
AIM Income Fund                        3.76      3.21      3.21      3.69%     3.95
AIM Intermediate Government Fund       3.51      2.93      2.93      3.44      3.72
AIM Limited Maturity Treasury Fund     2.20       N/A       N/A       N/A       N/A
AIM Municipal Bond Fund                2.70      2.29      2.29       N/A      2.95
AIM Real Estate Fund                   1.68      1.04      1.04      1.56      1.81
AIM Short Term Bond Fund               3.29       N/A      3.04      3.12       N/A
AIM Total Return Bond Fund             3.06      2.47      2.47      2.97       N/A

(1)      For Class A3 shares of AIM Limited Maturity Treasury Fund.

(2)      Commenced operations on September 30, 2003.

(3)      Commenced operations on April 29, 2005.

         The tax equivalent yield, assuming a tax rate of 35% for Class A shares, Class B shares, Class C shares and Investor Class shares of AIM Municipal Bond Fund are as follows:



                                                TAX-EQUIVALENT YIELD
                                                  JANUARY 31, 2005
                                                                          INVESTOR
                                 CLASS A      CLASS B        CLASS C      CLASS(1)
                                 -------      -------        -------      --------
AIM Municipal Bond Fund           4.15%        3.52%          3.52%        4.54%

(1)      Commenced operations on September 30, 2003.

         The 7-day annualized yield for AIM Cash Reserve Shares, Class B shares, Class C shares, Class R shares and Investor Class shares of AIM Money Market Fund are as follows:

                                                      7 DAYS ENDED
                                                    JANUARY 31, 2005
                                                                                      INVESTOR
                         CASH RESERVE         CLASS B     CLASS C      CLASS R        CLASS(1)
                         ------------         -------     -------      -------        --------
AIM Money Market Fund        1.40%             0.89%       1.14%        1.15%          1.65%

         7 days ended January 31, 2005

(1)      Commenced operations on September 30, 2003.


DISTRIBUTION RATES

         The distribution rates at offering price for each of the named Funds are as follows:

                                                           30 DAYS ENDED
                                                         JANUARY 31, 2005
                                                                                     INVESTOR
         30-DAY:                     CLASS A(1)    CLASS B     CLASS C     CLASS R   CLASS(2)
         -------                     ----------    -------     -------     -------   --------
AIM Global Real Estate Fund(3)           N/A          N/A         N/A        N/A        N/A
AIM High Yield Fund                     5.05%        4.57%       4.59%       N/A       5.32%
AIM Income Fund                         5.37         4.89        4.91       5.37%      5.63
AIM Intermediate Government Fund        4.16         3.62        3.63       4.11       4.40
AIM Limited Maturity Treasury Fund       N/A          N/A         N/A        N/A        N/A
AIM Municipal Bond Fund                 4.31         3.79        3.80        N/A       4.67
AIM Short Term Bond Fund                2.69          N/A        2.41       2.50        N/A
AIM Total Return Bond Fund              2.78         2.16        2.16       2.67        N/A

         30 days ended January 31, 2005

(1)      For Class A3 shares of AIM Limited Maturity Treasury Fund.

(2)      Commenced operations on September 30, 2003.

(3)      Commenced operations on April 29, 2005.

                                           90 DAYS ENDED
                                         JANUARY 31, 2005
                                                                               INVESTOR
         90-DAY:         CLASS A      CLASS B        CLASS C      CLASS R      CLASS(1)
         -------         -------      -------        -------      -------      --------
AIM Real Estate Fund       1.87%       1.44%           1.44%         1.84%        2.11%

         90 days ended January 31, 2005

(1)      Commenced operations on September 30, 2003.

                                                       12 MONTHS ENDED
                                                      JANUARY 31, 2005
                                                                                 INVESTOR
         12-MONTH:                    CLASS A(1)  CLASS B   CLASS C   CLASS R     CLASS
         ---------                    ----------  -------   -------   -------    --------
AIM Global Real Estate Fund(2)           N/A        N/A        N/A        N/A       N/A
AIM High Yield Fund                     6.49%      6.09%      6.11%       N/A       N/A
AIM Income Fund                         5.77       5.33       5.34       5.80%     6.05%
AIM Intermediate Government Fund        4.54       4.00       4.01       4.51      4.81
AIM Limited Maturity Treasury Fund      1.25        N/A        N/A        N/A       N/A
AIM Municipal Bond Fund                 4.17       3.64       3.65        N/A      4.50
AIM Short Term Bond Fund                 N/A        N/A       2.41        N/A       N/A
AIM Total Return Bond Fund              2.96       2.36       2.36        N/A       N/A

         12 months ended January 31, 2005.

(1)      For Class A3 shares of AIM Limited Maturity Treasury Fund.

(2)      Commenced operations on April 29, 2005.

                                  APPENDIX O-1
                    PENDING LITIGATION ALLEGING MARKET TIMING

            The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and make allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG, concerning market timing activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of April 25, 2005.

            RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.

            MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES
            D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

            RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003.

            This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.

            L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC.
            V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

            RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD
            J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

            JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO

            GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

            EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

            JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

            STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE
            FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of:
            Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

            JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND,

            AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

            MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

            PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

            LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION

            STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

            ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

            JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD
            J. STERN, CANARY

            INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

            EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

            SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

            CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.

            HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

            CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

            Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al. and Sayegh v. Janus Capital, et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar lawsuit continue to seek remand of their lawsuit to state court. Set forth below is detailed information about these three amended complaints.

            RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION
            PLAN), V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA

            CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)(2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.

            CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS
            V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.

            MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.


                                  APPENDIX O-2
      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING

            The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of April 25, 2005.

            T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
            V. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in these cases are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually and On Behalf of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by plaintiffs and the relief sought are identical to the Parthasarathy lawsuit. On April 22, 2005, Defendants in the Woodbury Case removed the action to Federal Court (U.S. District Court Southern District of Illinois, Cause No. 05-CV-302-DRH).

            JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

                                  APPENDIX O-3
     PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES

            The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of April 25, 2005. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. By order of the United States District Court for the Southern District of Texas, Houston Division, the KONDRACKI and PAPIA actions have been consolidated for pre-trial purposes in the BERDAT action and administratively closed.

            RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

            DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

            FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees. By order of the United States District Court for the Middle District of Florida, Tampa Division, the claims made in the Papia lawsuit were consolidated into the Berdat lawsuit discussed above the Papia lawsuit was administratively closed.


                                  APPENDIX O-4
       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES
                   ON LIMITED OFFERING FUNDS OR SHARE CLASSES

            The following civil lawsuits, including shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, ADI and/or certain of the trustees of the AIM Funds and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. By order of the United States District Court for the Southern District of Texas, Houston Division, the LIEBER action has been consolidated for pre-trail purposes into the ZUCKER action and administratively closed. These lawsuits either have been served or have had service of process waived as of April 25, 2005.

            LAWRENCE ZUCKER, ON BEHALF OF AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, V. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees. In March 2005, the parties entered a Stipulation whereby, among other things, the plaintiff agreed to dismiss without prejudice all claims against all of the individual defendants and his claims based on state law causes of action. This effectively limits this suit to alleged violations of Section 36(b) against ADI.

            STANLEY LIEBER, ON BEHALF OF INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVECO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees. In March 2005, the parties entered a Stipulation whereby, among other things, the plaintiff agreed to dismiss without prejudice all claims against all of the individual defendants and his claims based on state law causes of action. This effectively limits this suit to alleged violations of Section 36(b) against ADI.

            HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of:
            Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.


                                  APPENDIX O-5
        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                       AND DIRECTED-BROKERAGE ARRANGEMENTS

            The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of April 25, 2005. By order of the

United States District Court for the Southern District of Texas, Houston Division, the claims made in the Beasley, Kehlbeck Trust, Fry, Apu and Bendix lawsuits discussed below were consolidated into the Boyce lawsuit discussed below and these other lawsuits were administratively closed.

            JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE
            L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

            RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

            KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT

            DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

            JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND,

            AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

            ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED
            E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL

            SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

            HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY
            J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company

            Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


                                  APPENDIX O-6
   PENDING LITIGATION ALLEGING FAILURE TO ENSURE PARTICIPATION IN CLASS ACTION
                                  SETTLEMENTS

            The following civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, AIM Capital and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit was served on April 25, 2005.

            AVO HOGAN AND JULIAN W. MEADOWS, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. BOB R. BAKER, FRANK S. BAYLEY, JAMES T. BUNCH, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, ROBERT H. GRAHAM, GERALD J. LEWIS, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, LARRY SOLL, PH.D, MARK H. WILLIAMSON, AIM INVESTMENTS, LTD., AIM ADVISORS, INC., AIM CAPITAL MANAGEMENT, INC., INVESCO INSTITUTIONAL (N.A.), INC. AND JOHN DOES NO. 1 THROUGH 100, in the United States District Court, Northern District of Texas (Civil Action No. 3:05-CV-73-P), filed on January 11, 2005. This claim alleges violations of Sections 36(a), 36(b) and 47(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty and negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and counsel fees.

                              FINANCIAL STATEMENTS

Pursuant to Rule 3-03(d) of Regulation S-X unaudited financials for the period ended January 31, 2005, for Registrant's portfolios have been included in addition to the portfolios' audited financials for the period ended July 31, 2004. Such financials reflect all adjustments which are of a normal recurring nature and which are in the opinion of management, necessary to a fair statement of the results for the periods presented.


                                       FS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM High Yield Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM High Yield Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM High Yield Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 17, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

July 31, 2004

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
BONDS & NOTES-92.85%

ADVERTISING-0.15%

Dex Media Inc., Disc. Notes, 9.00%, 11/15/13
  (Acquired 11/03/03; Cost $1,781,498)(a)(b)   $  2,770,000   $    1,939,000
============================================================================

AEROSPACE & DEFENSE-1.12%

Argo-Tech Corp., Sr. Notes, 9.25%, 06/01/11
  (Acquired 06/17/04; Cost $1,450,000)(a)         1,450,000        1,515,250
----------------------------------------------------------------------------
Armor Holdings, Inc., Sr. Sub. Global Notes,
  8.25%, 08/15/13                                 1,930,000        2,084,400
----------------------------------------------------------------------------
DRS Technologies, Inc., Sr. Unsec. Sub.
  Global Notes, 6.88%, 11/01/13                   1,815,000        1,842,225
----------------------------------------------------------------------------
L-3 Communications Corp., Sr. Unsec. Gtd.
  Sub. Global Notes, 6.13%, 01/15/14              6,915,000        6,724,837
----------------------------------------------------------------------------
Orbital Sciences Corp.-Series B, Sr. Global
  Notes, 9.00%, 07/15/11                          1,880,000        2,049,200
============================================================================
                                                                  14,215,912
============================================================================

AIRLINES-1.20%

Continental Airlines, Inc., Notes, 8.00%,
  12/15/05                                        4,575,000        4,094,625
----------------------------------------------------------------------------
Delta Air Lines, Inc., Unsec. Notes, 7.90%,
  12/15/09                                        9,410,000        3,905,150
----------------------------------------------------------------------------
Northwest Airlines Inc., Sr. Unsec. Gtd.
  Notes, 8.88%, 06/01/06                          8,775,000        7,239,375
============================================================================
                                                                  15,239,150
============================================================================

ALTERNATIVE CARRIERS-0.33%

Embratel Participacoes S.A. (Brazil), Gtd.
  Notes, 11.00%, 12/15/08 (Acquired 03/19/04-
  03/23/04; Cost $4,063,313)(a)                   3,750,000        4,143,750
============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.60%

Levi Strauss & Co., Unsec. Notes, 7.00%,
  11/01/06                                        3,705,000        3,621,637
----------------------------------------------------------------------------
Warnaco Inc., Sr. Unsec. Global Notes, 8.88%,
  06/15/13                                        3,725,000        4,041,625
============================================================================
                                                                   7,663,262
============================================================================

AUTO PARTS & EQUIPMENT-1.72%

Autocam Corp., Sr. Sub. Notes, 10.88%,
  06/15/14 (Acquired 05/26/04; Cost
  $1,813,763)(a)                                  1,855,000        1,799,350
----------------------------------------------------------------------------
Collins & Aikman Products Corp., Sr. Unsec.
  Gtd. Global Notes, 10.75%, 12/31/11             3,410,000        3,461,150
----------------------------------------------------------------------------
Delco Remy International, Inc., Sr. Sec.
  Floating Rate Notes, 5.60%, 04/15/09
  (Acquired 04/08/04; Cost $1,755,000)(a)(c)      1,755,000        1,781,325
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT-(CONTINUED)

Key Plastics Holdings, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%,
  03/15/07(d)(e)(f)                            $ 26,310,000   $      262,145
----------------------------------------------------------------------------
Metaldyne Corp., Sr. Unsec. Gtd. Notes,
  10.00%, 11/01/13 (Acquired 10/20/03; Cost
  $2,270,000)(a)                                  2,270,000        2,298,375
----------------------------------------------------------------------------
R.J. Tower Corp., Sr. Unsec. Gtd. Global
  Notes, 12.00%, 06/01/13                         5,075,000        4,694,375
----------------------------------------------------------------------------
Tenneco Automotive Inc.-Series B, Sr. Sec.
  Second Lien Global Notes, 10.25%, 07/15/13      2,920,000        3,343,400
----------------------------------------------------------------------------
TRW Automotive Inc., Sr. Global Notes, 9.38%,
  02/15/13                                        3,730,000        4,270,850
============================================================================
                                                                  21,910,970
============================================================================

BROADCASTING & CABLE TV-8.64%

Adelphia Communications Corp.,
  Sr. Unsec. Notes,
  9.50%, 03/01/05(f)                              5,060,000        5,414,200
----------------------------------------------------------------------------
  10.88%, 10/01/10(f)                            21,785,000       19,279,725
----------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 9.88%,
  03/01/07(f)                                     4,220,000        3,660,850
----------------------------------------------------------------------------
Allbritton Communications Co., Sr. Unsec.
  Sub. Global Notes, 7.75%, 12/15/12              5,520,000        5,478,600
----------------------------------------------------------------------------
Cablevision Systems Corp.-New York Group, Sr.
  Floating Rate Notes, 5.67%, 04/01/09
  (Acquired 03/30/04; Cost $7,030,000)(a)(g)      7,030,000        7,170,600
----------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp.,
  Sr. Unsec. Global Notes, 11.13%, 01/15/11       8,550,000        6,946,875
----------------------------------------------------------------------------
  Sr. Unsec. Notes, 9.92%, 04/01/11               5,655,000        4,311,937
----------------------------------------------------------------------------
Charter Communications Operating, LLC/
  Charter Communications Operating Capital
  Corp., Sr. Second Lien Notes, 8.00%,
  04/30/12 (Acquired 05/11/04-07/09/04; Cost
  $4,136,625)(a)                                  4,275,000        4,157,437
----------------------------------------------------------------------------
CSC Holdings Inc.-Series B, Sr. Unsec. Unsub.
  Notes, 7.63%, 04/01/11                          3,680,000        3,735,200
----------------------------------------------------------------------------
DIRECTV Holdings LLC/DIRECTV Financing Co.,
  Inc., Sr. Unsec. Gtd. Global Notes, 8.38%,
  03/15/13                                        4,770,000        5,366,250
----------------------------------------------------------------------------
Echostar DBS Corp., Sr. Unsec. Gtd. Global
  Notes, 5.75%, 10/01/08                          6,270,000        6,254,325
----------------------------------------------------------------------------
Emmis Operating Co., Sr. Sub. Notes, 6.88%,
  05/15/12 (Acquired 04/27/04; Cost
  $3,830,000)(a)                                  3,830,000        3,772,550
----------------------------------------------------------------------------
Granite Broadcasting Corp., Sr. Sec. Global
  Notes, 9.75%, 12/01/10                          5,525,000        5,083,000
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Kabel Deutschland GmbH (Germany), Sr. Notes,
  10.63%, 07/01/14 (Acquired 06/24/04; Cost
  $2,670,000)(a)                               $  2,670,000   $    2,750,100
----------------------------------------------------------------------------
Knology, Inc., Sr. Unsec. PIK Notes, 12.00%,
  11/30/09 (Acquired 01/28/02-05/15/04; Cost
  $8,107,450)(a)                                  7,888,178        7,434,608
----------------------------------------------------------------------------
Mediacom Broadband LLC, Sr. Unsec. Gtd.
  Global Notes, 11.00%, 07/15/13                  4,675,000        4,838,625
----------------------------------------------------------------------------
Paxson Communications Corp., Sr. Unsec. Gtd.
  Disc. Sub. Global Notes, 12.25%,
  01/15/09(b)                                     1,000,000          877,500
----------------------------------------------------------------------------
Pegasus Communications Corp.
  Series B, Sr. Notes, 9.63%, 10/15/05(e)(h)      3,535,000        1,953,087
----------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 12.50%,
  08/01/07(e)(h)                                  1,990,000        1,134,300
----------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 9.63%, 11/01/09         1,669,000        1,771,226
----------------------------------------------------------------------------
XM Satellite Radio Inc., Sr. Sec. Global
  Notes, 12.00%, 06/15/10                         7,402,000        8,549,310
============================================================================
                                                                 109,940,305
============================================================================

BUILDING PRODUCTS-0.57%

Building Materials Corp. of America,
  Sr. Notes, 7.75%, 08/01/14 (Acquired
  07/21/04; Cost $405,000)(a)(e)                    405,000          405,000
----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 8.00%, 12/01/08          5,900,000        5,929,500
----------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 7.75%, 07/15/05       920,000          936,100
============================================================================
                                                                   7,270,600
============================================================================

CASINOS & GAMING-2.30%

Aztar Corp., Sr. Sub. Notes, 7.88%, 06/15/14
  (Acquired 05/26/04; Cost $1,855,000)(a)         1,855,000        1,885,144
----------------------------------------------------------------------------
Boyd Gaming Corp., Sr. Sub. Notes, 6.75%,
  04/15/14 (Acquired 03/31/04; Cost
  $5,520,000)(a)                                  5,520,000        5,354,400
----------------------------------------------------------------------------
Caesars Entertainment, Inc., Sr. Unsec. Sub.
  Global Notes, 8.13%, 05/15/11                   2,250,000        2,494,687
----------------------------------------------------------------------------
Herbst Gaming, Inc., Sr. Sub. Notes, 8.13%,
  06/01/12 (Acquired 05/27/04; Cost
  $1,841,718)(a)                                  1,855,000        1,845,725
----------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 7.00%, 03/01/14             10,580,000       10,117,125
----------------------------------------------------------------------------
Poster Financial Group Inc., Sr. Sec. Notes,
  8.75%, 12/01/11 (Acquired 11/18/03-
  11/19/03; Cost $1,873,125)(a)                   1,850,000        1,882,375
----------------------------------------------------------------------------
Seneca Gaming Corp., Sr. Notes, 7.25%,
  05/01/12 (Acquired 04/29/04; Cost
  $1,190,000)(a)                                  1,190,000        1,192,975
----------------------------------------------------------------------------
Venetian Casino Resort, LLC, Sec. Gtd.
  Mortgage Global Notes, 11.00%, 06/15/10         3,905,000        4,490,750
============================================================================
                                                                  29,263,181
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

COMMODITY CHEMICALS-1.66%

Equistar Chemicals L.P./Equistar Funding
  Corp., Sr. Unsec. Gtd. Global Notes,
  10.13%, 09/01/08                             $  9,140,000   $   10,008,300
----------------------------------------------------------------------------
Lyondell Chemical Co.-Series B, Sr. Sec. Gtd.
  Notes, 9.88%, 05/01/07                          7,950,000        8,347,500
----------------------------------------------------------------------------
Methanex Corp. (Canada), Sr. Unsec. Notes,
  8.75%, 08/15/12                                 2,420,000        2,738,956
============================================================================
                                                                  21,094,756
============================================================================

COMMUNICATIONS EQUIPMENT-1.19%

Corning Inc., Unsec. Deb., 6.75%, 09/15/13        2,310,000        2,356,038
----------------------------------------------------------------------------
Lucent Technologies Inc., Unsec. Unsub.
  Global Deb., 6.45%, 03/15/29                   11,985,000        9,198,487
----------------------------------------------------------------------------
Nortel Networks Ltd. (Canada), Sr. Global
  Notes, 6.13%, 02/15/06                          3,605,000        3,614,012
============================================================================
                                                                  15,168,537
============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.58%

Case New Holland Inc., Sr. Notes, 9.25%,
  08/01/11 (Acquired 07/29/03-08/18/03; Cost
  $5,583,466)(a)                                  5,645,000        6,181,275
----------------------------------------------------------------------------
Navistar International Corp., Sr. Notes,
  7.50%, 06/15/11                                   930,000          962,550
----------------------------------------------------------------------------
Terex Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 07/15/11                          8,270,000        9,159,025
----------------------------------------------------------------------------
Trinity Industries, Inc., Sr. Notes, 6.50%,
  03/15/14 (Acquired 03/05/04; Cost
  $2,365,000)(a)                                  2,365,000        2,234,925
----------------------------------------------------------------------------
Wabtec Corp., Sr. Unsec. Gtd. Global Notes,
  6.88%, 07/31/13                                 1,545,000        1,564,312
============================================================================
                                                                  20,102,087
============================================================================

CONSTRUCTION MATERIALS-0.48%

U.S. Concrete, Inc., Sr. Sub. Notes, 8.38%,
  04/01/14 (Acquired 03/26/04-04/30/04; Cost
  $6,249,425)(a)                                  6,100,000        6,100,000
============================================================================

CONSUMER FINANCE-0.55%

Dollar Financial Group, Inc., Gtd. Global
  Notes, 9.75%, 11/15/11                          6,535,000        7,025,125
============================================================================

DISTILLERS & VINTNERS-0.10%

Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.13%, 01/15/12         1,220,000        1,320,650
============================================================================

DIVERSIFIED CHEMICALS-0.12%

FMC Corp., Sr. Sec. Global Notes, 10.25%,
  11/01/09                                        1,295,000        1,505,437
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL SERVICES-0.80%

Cornell Cos., Inc., Sr. Notes, 10.75%,
  07/01/12 (Acquired 06/17/04; Cost
  $937,508)(a)                                 $    950,000   $      945,250
----------------------------------------------------------------------------
Corrections Corp. of America, Sr. Notes,
  7.50%, 05/01/11                                 1,000,000        1,036,250
----------------------------------------------------------------------------
Geo Group Inc. (The), Sr. Unsec. Global
  Notes, 8.25%, 07/15/13                          2,820,000        2,876,400
----------------------------------------------------------------------------
United Rentals North America Inc., Sr. Unsec.
  Gtd. Global Notes, 6.50%, 02/15/12              5,465,000        5,301,050
============================================================================
                                                                  10,158,950
============================================================================

DIVERSIFIED METALS & MINING-0.15%

Massey Energy Co., Sr. Global Notes, 6.63%,
  11/15/10                                        1,850,000        1,891,625
============================================================================

DRUG RETAIL-0.69%

Jean Coutu Group (PJC) Inc. (The) (Canada),
  Sr. Notes, 7.63%, 08/01/12 (Acquired
  07/20/04; Cost $1,405,000)(a)(e)                1,405,000        1,422,562
----------------------------------------------------------------------------
Rite Aid Corp., Sr. Global Notes, 9.25%,
  06/01/13                                        6,930,000        7,293,825
============================================================================
                                                                   8,716,387
============================================================================

ELECTRIC UTILITIES-4.30%

Allegheny Energy Supply Co., LLC, Unsec.
  Global Notes, 7.80%, 03/15/11                   4,490,000        4,473,163
----------------------------------------------------------------------------
CMS Energy Corp.,
  Sr. Notes, 7.75%, 08/01/10 (Acquired
  07/09/03; Cost $1,376,419)(a)                   1,395,000        1,433,362
----------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 8.90%, 07/15/08        4,140,000        4,450,500
----------------------------------------------------------------------------
Dynegy Holdings Inc.,
  Sr. Sec. Gtd. Second Priority Notes,
  10.13%, 07/15/13 (Acquired
  08/01/03-08/21/03; Cost $8,084,832)(a)          8,130,000        8,983,650
----------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 8.75%, 02/15/12        3,855,000        3,816,450
----------------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding
  Corp.-Series C, Sr. Sec. Bonds, 7.16%,
  01/15/14                                        3,802,760        3,751,499
----------------------------------------------------------------------------
Midwest Generation LLC
  Series B., Global Asset-Backed Pass Through
  Ctfs., 8.56%, 01/02/16                         11,050,000       11,492,000
----------------------------------------------------------------------------
  Sr. Sec. Notes, 8.75%, 05/01/34 (Acquired
  04/15/04; Cost $4,590,000)(a)                   4,590,000        4,888,350
----------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08                         6,845,000        8,539,137
----------------------------------------------------------------------------
PG&E Corp., Sec. Global Notes, 6.88%,
  07/15/08                                        1,735,000        1,847,133
----------------------------------------------------------------------------
PSE&G Energy Holdings LLC, Unsec. Global
  Notes, 7.75%, 04/16/07                          1,000,000        1,061,250
============================================================================
                                                                  54,736,494
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

ELECTRONIC EQUIPMENT MANUFACTURERS-0.22%

Superior Essex Communications & Essex Group
  Inc., Sr. Notes, 9.00%, 04/15/12 (Acquired
  04/08/04; Cost $2,674,100)(a)                $  2,750,000   $    2,750,000
============================================================================

ELECTRONIC MANUFACTURING SERVICES-0.75%

Celestica Inc.(Canada), Sr. Sub. Notes,
  7.88%, 07/01/11                                 1,380,000        1,414,500
----------------------------------------------------------------------------
Flextronics International Ltd. (Singapore),
  Sr. Sub. Global Notes, 6.50%, 05/15/13          2,720,000        2,679,200
----------------------------------------------------------------------------
Sanmina-SCI Corp., Sr. Sec. Gtd. Global
  Notes, 10.38%, 01/15/10                         4,830,000        5,494,125
============================================================================
                                                                   9,587,825
============================================================================

ENVIRONMENTAL SERVICES-1.02%

Allied Waste North America, Inc.,
  Sr. Sec. Global Notes, 6.38%, 04/15/11          1,290,000        1,260,975
----------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Global Notes,
  7.38%, 04/15/14                                 2,685,000        2,597,737
----------------------------------------------------------------------------
  Series B, Sr. Sec. Gtd. Global Notes,
  8.50%, 12/01/08                                 8,370,000        9,186,075
============================================================================
                                                                  13,044,787
============================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.54%

IMC Global Inc.,
  Sr. Unsec. Global Notes, 10.88%, 08/01/13       4,225,000        5,175,625
----------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Global Notes,
  11.25%, 06/01/11                                1,450,000        1,696,500
============================================================================
                                                                   6,872,125
============================================================================

FOOD RETAIL-0.88%

Ahold Finance USA, Inc., Sr. Unsec. Gtd.
  Unsub. Notes, 8.25%, 07/15/10                   4,630,000        4,977,250
----------------------------------------------------------------------------
Ahold Lease USA, Inc.-Series 2001 A-1, Gtd.
  Asset-Backed Pass Through Ctfs., 7.82%,
  01/02/20                                        6,189,800        6,267,172
----------------------------------------------------------------------------
                                                                  11,244,422
============================================================================

FOREST PRODUCTS-0.57%

Ainsworth Lumber Co. Ltd. (Canada),
  Sr. Notes, 6.75%, 03/15/14 (Acquired
  02/27/04; Cost $1,380,000)(a)                   1,380,000        1,331,700
----------------------------------------------------------------------------
  6.75%, 03/15/14 (Acquired 05/11/04;
  Cost $3,331,591)(a)                             3,700,000        3,570,500
----------------------------------------------------------------------------
Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Global Notes, 7.75%, 11/15/13        1,385,000        1,419,625
----------------------------------------------------------------------------
Riverside Forest Products Ltd. (Canada), Sr.
  Notes, 7.88%, 03/01/14 (Acquired 02/17/04;
  Cost $920,000)(a)                                 920,000          963,700
============================================================================
                                                                   7,285,525
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

GAS UTILITIES-0.64%

SEMCO Energy, Inc.,
  Sr. Global Notes, 7.75%, 05/15/13            $  1,890,000   $    1,981,079
----------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 7.13%, 05/15/08        1,885,000        1,969,825
----------------------------------------------------------------------------
Sonat Inc., Sr. Unsec. Notes, 7.63%, 07/15/11     2,880,000        2,642,400
----------------------------------------------------------------------------
Southern Natural Gas Co., Sr. Unsec. Global
  Notes, 8.88%, 03/15/10                          1,450,000        1,598,625
============================================================================
                                                                   8,191,929
============================================================================

HEALTH CARE DISTRIBUTORS-0.42%

AmerisourceBergen Corp., Sr. Unsec. Gtd.
  Global Notes, 7.25%, 11/15/12                   4,130,000        4,315,850
----------------------------------------------------------------------------
National Nephrology Associates, Inc., Sr.
  Sub. Notes, 9.00%, 11/01/11 (Acquired
  10/16/03; Cost $910,000)(a)                       910,000        1,051,050
============================================================================
                                                                   5,366,900
============================================================================

HEALTH CARE EQUIPMENT-0.80%

Medex, Inc., Sr. Sub. Global Notes, 8.88%,
  05/15/13                                        4,125,000        4,393,125
----------------------------------------------------------------------------
MedQuest Inc.-Series B, Sr. Unsec. Gtd. Sub.
  Notes, 11.88%, 08/15/12                         2,880,000        3,283,200
----------------------------------------------------------------------------
Vicar Operating, Inc., Sr. Unsec. Gtd. Notes,
  9.88%, 12/01/09                                 2,300,000        2,553,000
============================================================================
                                                                  10,229,325
============================================================================

HEALTH CARE FACILITIES-3.67%

Ardent Health Services LLC, Sr. Sub. Global
  Notes, 10.00%, 08/15/13                         1,930,000        2,103,700
----------------------------------------------------------------------------
Beverly Enterprises, Inc., Sr. Sub. Notes,
  7.88%, 06/15/14 (Acquired 06/18/04-
  06/21/04; Cost $3,579,319)(a)                   3,635,000        3,671,350
----------------------------------------------------------------------------
Concentra Operating Corp., Sr. Unsec. Gtd.
  Sub. Notes, 9.13%, 06/01/12 (Acquired
  05/25/04; Cost $1,829,271)(a)                   1,855,000        1,980,212
----------------------------------------------------------------------------
Genesis HealthCare Corp., Sr. Sub. Global
  Notes, 8.00%, 10/15/13                          1,815,000        1,914,825
----------------------------------------------------------------------------
Hanger Orthopedic Group, Inc., Sr. Unsec.
  Gtd. Global Notes, 10.38%, 02/15/09             1,920,000        1,939,200
----------------------------------------------------------------------------
HEALTHSOUTH Corp., Sr. Unsec. Global Notes,
  8.38%, 10/01/11                                10,350,000       10,039,500
----------------------------------------------------------------------------
Tenet Healthcare Corp.,
  Sr. Notes, 9.88%, 07/01/14 (Acquired
  06/15/04; Cost $3,149,987)(a)                   3,225,000        3,354,000
----------------------------------------------------------------------------
  Sr. Unsec. Notes, 6.38%, 12/01/11               7,415,000        6,692,037
----------------------------------------------------------------------------
Triad Hospitals, Inc., Sr. Sub. Notes, 7.00%,
  11/15/13                                        7,360,000        7,268,000
----------------------------------------------------------------------------
United Surgical Partners International, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes, 10.00%,
  12/15/11                                        6,840,000        7,797,600
============================================================================
                                                                  46,760,424
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

HEALTH CARE SERVICES-0.52%

Quintiles Transnational Corp., Sr. Unsec.
  Sub. Global Notes, 10.00%, 10/01/13          $  3,750,000   $    3,862,500
----------------------------------------------------------------------------
Team Health, Inc., Sr. Sub. Notes, 9.00%,
  04/01/12 (Acquired 03/12/04; Cost
  $2,760,000)(a)                                  2,760,000        2,697,900
============================================================================
                                                                   6,560,400
============================================================================

HEALTH CARE SUPPLIES-0.88%

Fisher Scientific International Inc., Sr.
  Unsec. Sub. Global Notes, 8.13%, 05/01/12       7,790,000        8,559,262
----------------------------------------------------------------------------
Inverness Medical Innovations, Inc., Sr. Sub.
  Notes, 8.75%, 02/15/12 (Acquired 02/05/04;
  Cost $2,765,000)(a)                             2,765,000        2,695,875
============================================================================
                                                                  11,255,137
============================================================================

HOME FURNISHINGS-0.44%

Interface, Inc., Sr. Sub. Notes, 9.50%,
  02/01/14 (Acquired 01/27/04; Cost
  $1,840,000)(a)                                  1,840,000        1,872,200
----------------------------------------------------------------------------
Sealy Mattress Co., Sr. Sub. Notes, 8.25%,
  06/15/14 (Acquired 03/30/04; Cost
  $3,675,000)(a)                                  3,675,000        3,693,375
============================================================================
                                                                   5,565,575
============================================================================

HOMEBUILDING-0.65%

Technical Olympic USA, Inc., Sr. Unsec. Gtd.
  Global Notes, 9.00%, 07/01/10                   2,850,000        2,964,000
----------------------------------------------------------------------------
WCI Communities, Inc., Sr. Sub. Notes,
  10.63%, 02/15/11                                4,770,000        5,294,700
============================================================================
                                                                   8,258,700
============================================================================

HOTELS, RESORTS & CRUISE LINES-3.28%

Hilton Hotels Corp., Sr. Unsec. Notes, 7.63%,
  12/01/12                                        2,140,000        2,365,877
----------------------------------------------------------------------------
Intrawest Corp. (Canada),
  Sr. Unsec. Global Notes, 7.50%, 10/15/13        2,920,000        2,941,900
----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 10.50%,
  02/01/10                                        7,145,000        7,752,325
----------------------------------------------------------------------------
Kerzner International Ltd. (Bahamas), Sr.
  Unsec. Gtd. Sub. Global Notes, 8.88%,
  08/15/11                                        4,780,000        5,174,350
----------------------------------------------------------------------------
La Quinta Properties, Inc., Sr. Global Notes,
  8.88%, 03/15/11                                 4,830,000        5,349,225
----------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia),
  Sr. Unsec. Global Notes, 8.00%, 05/15/10        2,845,000        3,101,050
----------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 8.75%,
  02/02/11                                        7,320,000        8,271,600
----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
  Sr. Gtd. Global Notes, 7.88%, 05/01/12          6,235,000        6,764,975
============================================================================
                                                                  41,721,302
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

HOUSEHOLD APPLIANCES-0.29%

Fedders North America Inc., Sr. Unsec. Gtd.
  Global Notes, 9.88%, 03/01/14                $  4,600,000   $    3,703,000
============================================================================

INDUSTRIAL MACHINERY-1.15%

Aearo Co. I, Sr. Sub. Notes, 8.25%, 04/15/12
  (Acquired 04/01/04; Cost $1,340,000)(a)         1,340,000        1,373,500
----------------------------------------------------------------------------
Manitowoc Co., Inc. (The), Sr. Unsec. Gtd.
  Sub. Global Notes, 10.50%, 08/01/12             5,720,000        6,549,400
----------------------------------------------------------------------------
Valmont Industries, Inc., Sr. Gtd. Sub.
  Notes, 6.88%, 05/01/14 (Acquired 04/29/04;
  Cost $2,775,000)(a)                             2,775,000        2,775,000
----------------------------------------------------------------------------
Wolverine Tube, Inc., Sr. Notes, 7.38%,
  08/01/08 (Acquired 05/14/03-10/20/03; Cost
  $3,524,719)(a)                                  3,965,000        3,885,700
============================================================================
                                                                  14,583,600
============================================================================

INTEGRATED OIL & GAS-1.61%

PDVSA Finance Ltd. (Cayman Islands), Global
  Notes, 8.50%, 11/16/12                         11,260,000       11,710,400
----------------------------------------------------------------------------
Petrobras International Finance Co. (Cayman
  Islands), Sr. Unsec. Unsub. Global Notes,
  9.13%, 07/02/13                                 8,315,000        8,751,537
============================================================================
                                                                  20,461,937
============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.96%

LCI International, Inc., Sr. Notes, 7.25%,
  06/15/07                                       11,015,000       10,078,725
----------------------------------------------------------------------------
NTELOS Inc., Conv. Notes, 9.00%, 08/15/13
  (Acquired 04/10/03; $4,950,000)(a)(d)(e)        4,950,000        4,950,000
----------------------------------------------------------------------------
Qwest Capital Funding, Inc.,
  Unsec. Gtd. Global Notes,
  7.00%, 08/03/09                                 4,945,000        4,425,775
----------------------------------------------------------------------------
  7.25%, 02/15/11                                 6,620,000        5,742,850
----------------------------------------------------------------------------
Qwest Communications International Inc.,
  Sr. Floating Rate Notes, 4.75%, 02/15/09
  (Acquired 01/30/04; Cost $3,680,000)(a)(c)      3,680,000        3,532,800
----------------------------------------------------------------------------
  Sr. Notes, 7.25%, 02/15/11 (Acquired
  01/30/04-05/12/04; Cost $8,762,969)(a)          9,275,000        8,996,750
============================================================================
                                                                  37,726,900
============================================================================

INVESTMENT BANKING & BROKERAGE-0.18%

E*TRADE Financial Corp., Sr. Notes, 8.00%,
  06/15/11 (Acquired 06/02/04; Cost
  $2,305,000)(a)                                  2,305,000        2,310,762
============================================================================

LEISURE FACILITIES-0.59%

Six Flags, Inc. Sr. Global Notes, 9.63%,
  06/01/14                                        4,615,000        4,303,487
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
LEISURE FACILITIES-(CONTINUED)

Universal City Development Partners, Ltd.,
  Sr. Global Notes, 11.75%, 04/01/10           $  2,800,000   $    3,262,000
============================================================================
                                                                   7,565,487
============================================================================

LEISURE PRODUCTS-0.46%

Bombardier Recreational Products Inc.
  (Canada), Sr. Sub. Notes, 8.38%, 12/15/13
  (Acquired 12/11/03-04/27/04; Cost
  $5,779,725)(a)                                  5,800,000        5,887,000
============================================================================

LIFE & HEALTH INSURANCE-0.15%

Americo Life Inc., Notes, 7.88%, 05/01/13
  (Acquired 04/25/03; Cost $1,877,504)(a)         1,900,000        1,926,524
============================================================================

MARINE-0.23%

Overseas Shipholding Group, Inc., Sr. Unsec.
  Global Notes, 8.25%, 03/15/13                   2,715,000        2,877,900
============================================================================

METAL & GLASS CONTAINERS-4.34%

Anchor Glass Container Corp., Sr. Sec. Global
  Notes, 11.00%, 02/15/13                         6,340,000        7,291,000
----------------------------------------------------------------------------
Constar International Inc., Sr. Sub. Notes,
  11.00%, 12/01/12                                2,020,000        1,974,550
----------------------------------------------------------------------------
Crown European Holdings S.A. (France),
  Sr. Sec. Second Lien Global Notes, 9.50%,
  03/01/11                                        7,545,000        8,337,225
----------------------------------------------------------------------------
  Sr. Sec. Third Lien Global Notes, 10.88%,
  03/01/13                                        1,000,000        1,160,000
----------------------------------------------------------------------------
Greif Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.88%, 08/01/12                          4,775,000        5,228,625
----------------------------------------------------------------------------
Owens-Brockway Glass Container Inc.,
  Sr. Sec. Gtd. Global Notes,
  7.75%, 05/15/11                                 2,715,000        2,864,325
----------------------------------------------------------------------------
  8.75%, 11/15/12                                 5,540,000        6,107,850
----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 8.25%,
  05/15/13                                        4,150,000        4,388,625
----------------------------------------------------------------------------
Owens-Illinois, Inc., Sr. Unsec. Deb., 7.50%,
  05/15/10                                        3,675,000        3,739,313
----------------------------------------------------------------------------
Plastipak Holdings Inc., Sr. Unsec. Gtd.
  Global Notes, 10.75%, 09/01/11                  4,670,000        5,078,625
----------------------------------------------------------------------------
Pliant Corp.,
  Sr. Sec. Global Disc. Notes, 11.13%,
  06/15/09(b)                                     4,300,000        3,805,500
----------------------------------------------------------------------------
  Sr. Sec. Second Lien Global Notes, 11.13%,
  09/01/09                                        3,575,000        3,878,875
----------------------------------------------------------------------------
U.S. Can Corp., Sr. Sec. Gtd. Global Notes
  10.88%, 07/15/10                                1,395,000        1,422,900
============================================================================
                                                                  55,277,413
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

MOVIES & ENTERTAINMENT-0.79%

AMC Entertainment Inc.,
  Sr. Unsec. Sub. Notes, 9.88%, 02/01/12       $  3,750,000   $    3,862,500
----------------------------------------------------------------------------
  Sr. Sub. Notes, 8.00%, 03/01/14 (Acquired
  07/22/04; Cost $1,687,563)(a)(e)                1,675,000        1,553,563
----------------------------------------------------------------------------
River Rock Entertainment Authority, Sr.
  Notes, 9.75%, 11/01/11                          1,850,000        2,007,250
----------------------------------------------------------------------------
Warner Music Group, Sr. Sub. Notes, 7.38%,
  04/15/14 (Acquired 04/01/04; Cost
  $2,755,000)(a)                                  2,755,000        2,658,575
============================================================================
                                                                  10,081,888
============================================================================

MULTI-UTILITIES & UNREGULATED POWER-6.03%

AES Corp. (The),
  Sr. Sec. Second Priority Notes, 8.75%,
  05/15/13 (Acquired 05/01/03-08/12/03; Cost
  $3,614,525)(a)                                  3,650,000        4,005,875
----------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 7.75%, 03/01/14        5,700,000        5,571,750
----------------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec. Bonds,
  8.54%, 11/30/19                                 8,860,922        9,303,968
----------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Notes, 8.50%, 05/01/08          3,365,000        2,119,950
----------------------------------------------------------------------------
Calpine Corp.,
  Sr. Sec. Notes, 8.75%, 07/15/13 (Acquired
  07/10/03-05/11/04; Cost $8,333,913)(a)          8,665,000        6,932,000
----------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.25%, 08/15/05               6,765,000        6,325,275
----------------------------------------------------------------------------
Calpine Generating Co., LLC, Sec. Floating
  Rate Notes, 7.35%, 04/01/10 (Acquired
  03/23/04-05/11/04; Cost $5,206,113)(a)(c)       5,525,000        5,262,563
----------------------------------------------------------------------------
Mirant Americas Generation, LLC, Sr. Unsec.
  Notes, 7.63%, 05/01/06(e)(h)                    7,750,000        6,238,750
----------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Gtd. Second
  Priority Notes, 8.00%, 12/15/13 (Acquired
  12/17/03-04/12/04; Cost $6,134,300)(a)          7,115,000        7,328,450
----------------------------------------------------------------------------
Reliant Energy Inc., Sr. Sec. Global Notes,
  9.25%, 07/15/10                                 4,805,000        5,129,338
----------------------------------------------------------------------------
Reliant Energy Mid-Atlantic Power Holdings,
  LLC-Series B, Sr. Unsec. Pass Through
  Ctfs., 9.24%, 07/02/17                          2,956,853        3,222,969
----------------------------------------------------------------------------
Reliant Resources, Inc., Sr. Sec. Global
  Notes, 9.50%, 07/15/13                          4,605,000        4,961,888
----------------------------------------------------------------------------
Williams Cos., Inc. (The),
  Notes, 7.13%, 09/01/11                          4,940,000        5,162,300
----------------------------------------------------------------------------
  Sr. Notes, 8.63%, 06/01/10                      4,665,000        5,259,788
============================================================================
                                                                  76,824,864
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

OFFICE ELECTRONICS-0.91%

Xerox Corp.,
  Sr. Unsec. Notes,
  7.13%, 06/15/10                              $  3,650,000   $    3,768,625
----------------------------------------------------------------------------
  7.63%, 06/15/13                                 7,545,000        7,761,919
============================================================================
                                                                  11,530,544
============================================================================

OIL & GAS EQUIPMENT & SERVICES-1.57%

CHC Helicopter Corp. (Canada), Sr. Sub.
  Notes, 7.38%, 05/01/14 (Acquired 04/21/04;
  Cost $1,094,005)(a)                             1,100,000        1,102,750
----------------------------------------------------------------------------
Grant Prideco Escrow Corp., Sr. Unsec. Gtd.
  Global Notes, 9.00%, 12/15/09                   2,740,000        3,041,400
----------------------------------------------------------------------------
Hanover Compressor Co.,
  Sr. Notes, 9.00%, 06/01/14                      1,855,000        1,957,025
----------------------------------------------------------------------------
  Sr. Unsec. Sub. Gtd. Notes, 8.63%, 12/15/10     1,845,000        1,946,475
----------------------------------------------------------------------------
Key Energy Services, Inc., Sr. Notes, 6.38%,
  05/01/13                                        4,790,000        4,538,525
----------------------------------------------------------------------------
SESI, LLC, Sr. Unsec. Gtd. Global Notes,
  8.88%, 05/15/11                                 6,765,000        7,407,675
============================================================================
                                                                  19,993,850
============================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.53%

Paramount Resources Ltd. (Canada), Sr. Yankee
  Notes, 8.88%, 07/15/14                          4,140,000        4,160,700
----------------------------------------------------------------------------
Swift Energy Co., Sr. Unsec. Notes, 7.63%,
  07/15/11                                        2,455,000        2,528,650
============================================================================
                                                                   6,689,350
============================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-3.02%

CITGO Petroleum Corp., Sr. Unsec. Global
  Notes, 11.38%, 02/01/11                         8,545,000        9,954,925
----------------------------------------------------------------------------
El Paso CGP Co., Unsec. Notes, 7.75%,
  06/15/10                                        4,910,000        4,566,300
----------------------------------------------------------------------------
El Paso Production Holding Co., Sr. Unsec.
  Gtd. Global Notes, 7.75%, 06/01/13              7,585,000        7,281,600
----------------------------------------------------------------------------
GulfTerra Energy Partners, L.P.,
  Sr. Unsec. Global Notes, 6.25%, 06/01/10        2,805,000        2,882,138
----------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Sub. Global
  Notes, 8.50%, 06/01/11                          6,801,000        7,481,100
----------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy
  Finance Corp., Sr. Notes, 7.13%, 06/15/14
  (Acquired 06/10/04; Cost $2,259,842)(a)         2,300,000        2,380,500
----------------------------------------------------------------------------
Premcor Refining Group Inc. (The), Sr. Unsec.
  Global Notes, 7.50%, 06/15/15                   3,740,000        3,973,750
============================================================================
                                                                  38,520,313
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

PACKAGED FOODS & MEATS-0.72%

Dole Food Co., Inc., Sr. Unsec. Global Notes,
  8.88%, 03/15/11                              $  4,830,000   $    5,168,100
----------------------------------------------------------------------------
Pinnacle Foods Holding Corp.,
  Sr. Sub. Notes,
  8.25%, 12/01/13 (Acquired 02/05/04; Cost
  $2,864,429)(a)                                  2,765,000        2,647,488
----------------------------------------------------------------------------
  8.25%, 12/01/13 (Acquired 11/20/03; Cost
  $1,385,000)(a)                                  1,385,000        1,329,600
============================================================================
                                                                   9,145,188
============================================================================

PAPER PACKAGING-0.30%

Jefferson Smurfit Corp., Sr. Unsec. Gtd.
  Unsub. Global Notes, 7.50%, 06/01/13            3,775,000        3,850,500
============================================================================

PAPER PRODUCTS-2.66%

Abitibi-Consolidated Inc. (Canada), Floating
  Rate Notes, 5.02%, 06/15/11 (Acquired
  06/10/04; Cost $1,845,000)(a)(c)                1,845,000        1,877,288
----------------------------------------------------------------------------
Bowater Inc., Global Notes, 6.50%, 06/15/13       8,170,000        7,822,775
----------------------------------------------------------------------------
Cascades Inc. (Canada), Sr. Unsec. Global
  Notes, 7.25%, 02/15/13                          5,405,000        5,540,125
----------------------------------------------------------------------------
Cellu Tissue Holdings, Inc., Sr. Sec. Notes,
  9.75%, 03/15/10 (Acquired 03/05/04; Cost
  $2,833,170)(a)                                  2,865,000        2,865,000
----------------------------------------------------------------------------
Georgia-Pacific Corp.,
  Sr. Gtd. Global Notes, 7.38%, 07/15/08          3,850,000        4,148,375
----------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 8.00%, 01/15/24        2,770,000        2,911,963
----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 8.88%,
  02/01/10                                        6,820,000        7,825,950
----------------------------------------------------------------------------
Norske Skog Canada Ltd. (Canada)-Series D,
  Sr. Unsec. Gtd. Global Notes, 8.63%,
  06/15/11                                          800,000          866,000
============================================================================
                                                                  33,857,476
============================================================================

PERSONAL PRODUCTS-1.29%

Elizabeth Arden, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 7.75%, 01/15/14                   4,605,000        4,731,638
----------------------------------------------------------------------------
Herbalife International, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 11.75%, 07/15/10        5,270,000        5,981,450
----------------------------------------------------------------------------
Playtex Products, Inc., Sr. Sec. Notes,
  8.00%, 03/01/11 (Acquired 02/04/04; Cost
  $5,550,781)(a)                                  5,545,000        5,752,938
============================================================================
                                                                  16,466,026
============================================================================

PHARMACEUTICALS-0.88%

aaiPharma Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 11.50%, 04/01/10                         6,525,000        5,448,375
----------------------------------------------------------------------------
Athena Neurosciences Finance, LLC., Sr.
  Unsec. Unsub. Gtd. Notes, 7.25%, 02/21/08       3,385,000        3,368,075
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Valeant Pharmaceuticals International, Sr.
  Notes, 7.00%, 12/15/11 (Acquired 12/09/03-
  02/06/04; Cost $2,496,600)(a)                $  2,470,000   $    2,432,950
============================================================================
                                                                  11,249,400
============================================================================

PUBLISHING-1.14%

Medianews Group Inc., Sr. Unsec. Sub. Global
  Notes, 6.88%, 10/01/13                          3,230,000        3,141,175
----------------------------------------------------------------------------
PRIMEDIA Inc., Sr. Notes, 8.00%, 05/15/13
  (Acquired 05/08/03-08/18/03; Cost
  $5,685,681)(a)                                  5,750,000        5,376,250
----------------------------------------------------------------------------
Vertis Inc.-Series B, Sr. Unsec. Gtd. Global
  Notes, 10.88%, 06/15/09                         5,510,000        6,047,225
============================================================================
                                                                  14,564,650
============================================================================

RAILROADS-1.24%

Grupo Transportacion Ferroviaria Mexicana,
  S.A. de C.V. (Mexico),
  Sr. Gtd. Yankee Notes, 10.25%, 06/15/07         3,395,000        3,442,530
----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Yankee Deb., 11.75%,
  06/15/09                                        8,223,000        8,181,885
----------------------------------------------------------------------------
Kansas City Southern Railway, Sr. Unsec. Gtd.
  Global Notes, 9.50%, 10/01/08                   3,829,000        4,192,755
============================================================================
                                                                  15,817,170
============================================================================

REAL ESTATE-1.62%

Host Marriott L.P.,
  Sr. Unsec. Notes, 7.00%, 08/15/12 (Acquired
  07/27/04; Cost $2,368,757)(a)(e)                2,405,000        2,386,963
----------------------------------------------------------------------------
  Series G, Sr. Gtd. Global Notes, 9.25%,
  10/01/07                                        5,400,000        5,994,000
----------------------------------------------------------------------------
  Series I, Unsec. Gtd. Global Notes, 9.50%,
  01/15/07                                        1,420,000        1,562,000
----------------------------------------------------------------------------
iStar Financial Inc.,
  Sr. Unsec. Notes,
  6.50%, 12/15/13                                 3,690,000        3,708,450
----------------------------------------------------------------------------
  8.75%, 08/15/08                                   422,000          476,860
----------------------------------------------------------------------------
MeriStar Hospitality Corp., Sr. Unsec. Gtd.
  Global Notes, 9.13%, 01/15/11                   4,570,000        4,775,650
----------------------------------------------------------------------------
Ventas Realty L.P./Ventas Capital Corp., Sr.
  Unsec. Gtd. Global Notes, 8.75%, 05/01/09       1,525,000        1,662,250
============================================================================
                                                                  20,566,173
============================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.14%

LNR Property Corp.-Series A, Sr. Sub. Global
  Notes, 7.25%, 10/15/13                          1,850,000        1,845,375
============================================================================

REGIONAL BANKS-0.63%

Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12                                 7,225,000        7,983,625
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

SEMICONDUCTORS-0.46%

Viasystems Inc., Sr. Sub. Notes, 10.50%,
  01/15/11 (Acquired 12/12/03-02/25/04; Cost
  $6,246,163)(a)                               $  6,005,000   $    5,884,900
============================================================================

SOVEREIGN DEBT-0.11%

Federative Republic of Brazil (Brazil),
  Global Bonds, 10.50%, 07/14/14                  1,445,000        1,455,115
============================================================================

SPECIALTY CHEMICALS-4.01%

BCP Caylux Holdings Luxembourg S.C.A.
  (Luxembourg), Sr. Sub. Notes, 9.63%,
  06/15/14 (Acquired 06/03/04-06/28/04; Cost
  $3,292,100)(a)                                  3,230,000        3,367,275
----------------------------------------------------------------------------
Huntsman Advanced Materials LLC, Sr. Sec.
  Second Lien Notes, 11.00%, 07/15/10
  (Acquired 06/23/03; Cost $2,730,000)(a)         2,730,000        3,105,375
----------------------------------------------------------------------------
Huntsman Co. LLC, Sr. Unsec. Gtd. Global
  Notes, 11.63%, 10/15/10                         5,095,000        5,693,663
----------------------------------------------------------------------------
Huntsman International LLC, Sr. Unsec. Gtd.
  Global Notes, 9.88%, 03/01/09                   7,625,000        8,158,750
----------------------------------------------------------------------------
Millennium America Inc.,
  Sr. Notes, 9.25%, 06/15/08 (Acquired
  04/22/03-11/12/03; Cost $2,860,913)(a)          2,680,000        2,907,800
----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 9.25%,
  06/15/08                                        4,060,000        4,405,100
----------------------------------------------------------------------------
Nalco Co., Sr. Sub. Notes, 8.88%, 11/15/13
  (Acquired 05/05/04-05/11/04; Cost
  $5,702,863)(a)                                  5,565,000        5,843,250
----------------------------------------------------------------------------
Nalco Finance Holdings Inc., Sr. Disc. Notes,
  9.00%, 02/01/14 (Acquired 01/15/04-
  04/13/04; Cost $4,039,589)(a)(b)                6,450,000        4,321,500
----------------------------------------------------------------------------
OM Group, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 12/15/11                          5,185,000        5,366,475
----------------------------------------------------------------------------
Rhodia S.A. (France), Sr. Notes, 7.63%,
  06/01/10 (Acquired 05/20/03; Cost
  $1,860,000)(a)                                  1,860,000        1,720,500
----------------------------------------------------------------------------
Westlake Chemical Corp., Sr. Unsec. Gtd.
  Global Notes, 8.75%, 07/15/11                   5,585,000        6,157,463
============================================================================
                                                                  51,047,151
============================================================================

SPECIALTY STORES-1.48%

Couche-Tard U.S. L.P./Couche-Tard Finance
  Corp., Sr. Sub. Global Notes, 7.50%,
  12/15/13                                        2,300,000        2,351,750
----------------------------------------------------------------------------
CSK Auto Inc., Unsec. Gtd. Global Notes,
  7.00%, 01/15/14                                 2,300,000        2,185,000
----------------------------------------------------------------------------
Nebraska Book Co., Inc., Sr. Unsec. Sub.
  Global Notes, 8.63%, 03/15/12                   4,600,000        4,577,000
----------------------------------------------------------------------------
Pantry, Inc. (The), Sr. Sub. Global Notes,
  7.75%, 02/15/14                                 4,620,000        4,608,450
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
SPECIALTY STORES-(CONTINUED)

Petco Animal Supplies Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 10.75%, 11/01/11          $  4,540,000   $    5,107,500
============================================================================
                                                                  18,829,700
============================================================================

STEEL-0.56%

AK Steel Corp., Sr. Unsec. Gtd. Global Notes,
  7.75%, 06/15/12                                   535,000          497,550
----------------------------------------------------------------------------
IPSCO, Inc. (Canada), Sr. Global Notes,
  8.75%, 06/01/13                                 5,935,000        6,676,875
============================================================================
                                                                   7,174,425
============================================================================

TEXTILES-0.37%

INVISTA, Sr. Notes, 9.25%, 05/01/12 (Acquired
  04/23/04; Cost $4,630,000)(a)                   4,630,000        4,751,538
============================================================================

TRUCKING-0.44%

Laidlaw International Inc., Sr. Unsec. Gtd.
  Global Notes, 10.75%, 06/15/11                  5,045,000        5,574,725
============================================================================

WIRELESS TELECOMMUNICATION SERVICES-6.46%

AirGate PCS, Inc., Sr. Sec. Sub. Notes,
  9.38%, 09/01/09                                 5,319,900        5,240,102
----------------------------------------------------------------------------
Alamosa (Delaware), Inc., Sr. Unsec. Gtd.
  Disc. Notes, 12.00%, 07/31/09(b)                5,113,000        5,049,088
----------------------------------------------------------------------------
American Tower Corp., Sr. Global Notes,
  9.38%, 02/01/09                                 5,345,000        5,719,150
----------------------------------------------------------------------------
Centennial Cellular Operating Co./Centennial
  Communications Corp., Sr. Unsec. Gtd.
  Global Notes, 10.13%, 06/15/13                  6,500,000        6,743,750
----------------------------------------------------------------------------
Crown Castle International Corp., Sr. Global
  Notes, 9.38%, 08/01/11                          4,500,000        5,118,750
----------------------------------------------------------------------------
Dobson Communications Corp., Sr. Global
  Notes, 8.88%, 10/01/13                          6,535,000        5,031,950
----------------------------------------------------------------------------
Horizon PCS, Inc., Sr. Unsec. Gtd. Disc.
  Global Notes, 14.00%, 10/01/10(b)(e)(f)         5,150,000        1,660,875
----------------------------------------------------------------------------
Innova S. de R.L. (Mexico), Global Notes,
  9.38%, 09/19/13                                 9,205,000        9,803,325
----------------------------------------------------------------------------
iPCS Escrow Co., Sr. Unsec. Notes, 11.50%,
  05/01/12 (Acquired 04/22/04; Cost
  $3,780,000)(a)                                  3,780,000        3,921,750
----------------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Disc. Notes, 14.00%,
  07/15/10(b)(e)(f)                               6,335,000        3,880,188
----------------------------------------------------------------------------
Millicom International Cellular S.A.
  (Luxembourg), Sr. Unsec. Notes, 10.00%,
  12/01/13 (Acquired 11/19/03; Cost
  $925,000)(a)                                      925,000          929,625
----------------------------------------------------------------------------
Nextel Communications, Inc.,
  Sr. Unsec. Notes,
  5.95%, 03/15/14                                 4,600,000        4,358,500
----------------------------------------------------------------------------
  7.38%, 08/01/15                                 2,535,000        2,668,088
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

Nextel Partners, Inc., Sr. Global Notes,
  8.13%, 07/01/11                              $  3,710,000   $    3,876,950
----------------------------------------------------------------------------
Rural Cellular Corp., Sr. Unsec. Global
  Notes, 9.88%, 02/01/10                          3,690,000        3,708,450
----------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA
  Communications Corp., Sr. Unsec. Disc.
  Global Notes, 9.75%, 12/15/11(b)                6,255,000        4,769,438
----------------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Unsec. Gtd.
  Disc. Global Notes, 14.00%, 05/15/10(b)         3,102,000        3,125,265
----------------------------------------------------------------------------
US Unwired Inc.,
  Sr. Sec. First Priority Floating Rate
  Notes, 5.79%, 06/15/10 (Acquired 06/10/04;
  Cost $2,765,000)(a)(c)                          2,765,000        2,834,125
----------------------------------------------------------------------------
  Sr. Sec. Second Priority Notes, 10.00%,
  06/15/12 (Acquired 06/10/04; Cost
  $913,799)(a)                                      920,000          943,000
----------------------------------------------------------------------------
Western Wireless Corp., Sr. Unsec. Global
  Notes, 9.25%, 07/15/13                          2,790,000        2,880,675
============================================================================
                                                                  82,263,044
============================================================================
    Total Bonds & Notes (Cost $1,170,323,526)                  1,182,388,067
============================================================================

                                                  SHARES
STOCKS & OTHER EQUITY INTERESTS-3.41%

ALTERNATIVE CARRIERS-0.00%

KMC Telecom Holdings, Inc.-Wts., expiring
  01/31/08(i)                                            35                0
----------------------------------------------------------------------------
WAM!NET Inc.-Wts., expiring 03/01/05(i)              17,100              171
============================================================================
                                                                         171
============================================================================

BROADCASTING & CABLE TV-0.04%

Knology, Inc.(j)                                     64,931          283,099
----------------------------------------------------------------------------
  Wts., expiring 10/22/07 (Acquired 03/12/98-
  02/01/00; Cost $270)(a)(d)(e)(i)                   47,295           20,148
----------------------------------------------------------------------------
XM Satellite Radio Inc.-Wts., expiring
  03/15/10(i)                                         3,750          206,250
============================================================================
                                                                     509,497
============================================================================

COMMUNICATIONS EQUIPMENT-0.00%

Loral Space & Communications, Ltd.-Wts.,
  expiring 12/26/06(i)                               74,000              370
============================================================================

CONSTRUCTION MATERIALS-0.00%

Dayton Superior-Wts., expiring 06/15/09
  (Acquired 08/07/00-01/30/01; Cost
  $10,000)(a)(e)(i)                                  10,780              108
============================================================================

----------------------------------------------------------------------------
                                                                  MARKET
                                                  SHARES          VALUE

GENERAL MERCHANDISE STORES-0.01%

Travelcenters of America Inc.
  Wts., expiring 05/01/09 (Acquired 01/29/01;
  Cost $0)(a)(e)(i)                                  14,700   $       77,175
----------------------------------------------------------------------------
  Wts., expiring 05/01/09(i)                          4,900           25,725
============================================================================
                                                                     102,900
============================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.
  Series B, Pfd.-Wts, expiring 11/15/09
  (Acquired 06/13/00; Cost $0)(a)(e)(i)              21,155                0
----------------------------------------------------------------------------
  Wts, expiring 11/15/09 (Acquired 06/13/00;
  Cost $0)(a)(e)(i)                                  21,155                0
============================================================================
                                                                           0
============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.19%

McLeodUSA Inc.-Wts., expiring 04/16/07(i)           117,164           15,231
----------------------------------------------------------------------------
NTELOS Inc.
  (Acquired 09/10/03; Cost
  $5,437,500)(a)(d)(e)                              246,765        5,330,124
----------------------------------------------------------------------------
  Wts., expiring 08/15/10 (Acquired 07/21/00-
  11/15/00; Cost $214,160)(a)(d)(e)(i)               33,035                0
----------------------------------------------------------------------------
Telewest Global, Inc.(j)                            861,044        9,729,797
----------------------------------------------------------------------------
XO Communications, Inc.
  Series A-Wts., expiring 01/16/10(i)                59,878           70,057
----------------------------------------------------------------------------
  Series B-Wts., expiring 01/16/10(i)                42,841           32,131
----------------------------------------------------------------------------
  Series C-Wts., expiring 01/16/10(i)                51,111           29,133
============================================================================
                                                                  15,206,473
============================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.61%

AES Trust VII, $3.00 Pfd.                           172,950        7,782,750
============================================================================

PUBLISHING-0.69%

PRIMEDIA Inc.
  Series D, 10.00% Pfd.                              57,750        5,457,375
----------------------------------------------------------------------------
  Series F, 9.20% Pfd.                               37,800        3,345,300
============================================================================
                                                                   8,802,675
============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.87%

Alamosa Holdings, Inc.-Series B, Conv. Pfd.
  $18.75                                              6,433        3,604,114
----------------------------------------------------------------------------
American Tower Corp.-Wts., expiring 08/01/08
  (Acquired 01/22/03-04/29/03; Cost
  $414,167)(a)(e)(i)                                  7,220        1,494,540
----------------------------------------------------------------------------
Horizon PCS, Inc.-Wts., expiring 10/01/10
  (Acquired 05/02/01; Cost $0)(a)(e)(i)              29,480              295
----------------------------------------------------------------------------
iPCS, Inc.-Wts., expiring 07/15/10 (Acquired
  01/29/01; Cost $0)(a)(e)(i)                         6,880                7
----------------------------------------------------------------------------
IWO Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01; Cost $0)(a)(e)(i)              14,340              144
----------------------------------------------------------------------------

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

NII Holdings Inc.(j)                                156,147   $    5,936,709
----------------------------------------------------------------------------
UbiquiTel Operating Co.-Wts., expiring
  04/15/10 (Acquired 08/10/00; Cost
  $0)(a)(e)(i)                                       27,680              277
============================================================================
                                                                  11,036,086
============================================================================
    Total Stocks & Other Equity Interests
      (Cost $39,253,131)                                          43,441,030
============================================================================

----------------------------------------------------------------------------
                                                                  MARKET
                                                  SHARES          VALUE

MONEY MARKET FUNDS-2.14%

Liquid Assets Portfolio-Institutional
  Class(k)                                       13,631,880   $   13,631,880
============================================================================
STIC Prime Portfolio-Institutional Class(k)      13,631,880       13,631,880
============================================================================
    Total Money Market Funds (Cost
      $27,263,760)                                                27,263,760
============================================================================
TOTAL INVESTMENTS-98.40% (Cost
  $1,236,840,417)                                              1,253,092,857
============================================================================
OTHER ASSETS LESS LIABILITIES-1.60%                               20,316,611
============================================================================
NET ASSETS-100.00%                                            $1,273,409,468
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
Pfd.    - Preferred
PIK     - Payment in Kind
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 07/31/04 was $252,133,445, which represented 19.80% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) Discounted note at issue. The interest rate represents the coupon rate at which the note will accrue at a specified future date.
(c) Interest rate is redetermined quarterly. Rate shown is rate in effect on 07/31/04.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at 07/31/04 was $10,562,417, which represented 0.84% of the Fund's total investments. See Note 1A.
(e) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 07/31/04 was $32,770,251, which represented 2.57% of the Fund's net assets.
(f) Defaulted security. Issuer has filed for protection under Chapter 11 of the U.S. Bankruptcy Code. The aggregate market value of these securities at 07/31/04 was $34,157,983, which represented 2.73% of the Fund's total investments.
(g) Interest rate is redetermined semi-annually. Rate shown is rate in effect on 07/31/04.
(h) Defaulted security. Currently, the issuer is in default with respect to interest payments. The aggregate market value of these securities at 07/31/04 was $9,326,137, which represented 0.74% of the Fund's total investments.
(i) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(j) Non-income producing security.
(k) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

ASSETS:

Investments, at market value (cost
  $1,209,576,657)                            $ 1,225,829,097
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $27,263,760)                        27,263,760
============================================================
     Total investments (cost
       $1,236,840,417)                         1,253,092,857
============================================================
Cash                                               1,409,685
------------------------------------------------------------
Receivables for:
  Investments sold                                 7,357,555
------------------------------------------------------------
  Fund shares sold                                   824,924
------------------------------------------------------------
  Dividends and interest                          23,597,333
------------------------------------------------------------
  Investments matured (Note 9)                        23,036
------------------------------------------------------------
  Amount due from advisor                            859,989
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   156,509
------------------------------------------------------------
Other assets                                         109,878
============================================================
     Total assets                              1,287,431,766
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            6,196,408
------------------------------------------------------------
  Fund shares reacquired                           3,802,053
------------------------------------------------------------
  Dividends                                        2,754,306
------------------------------------------------------------
  Deferred compensation and retirement
     plans                                           270,333
------------------------------------------------------------
Accrued distribution fees                            548,641
------------------------------------------------------------
Accrued trustees' fees                                 2,061
------------------------------------------------------------
Accrued transfer agent fees                          385,937
------------------------------------------------------------
Accrued operating expenses                            62,559
============================================================
     Total liabilities                            14,022,298
============================================================
Net assets applicable to shares outstanding  $ 1,273,409,468
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 3,311,520,392
------------------------------------------------------------
Undistributed net investment income               (2,671,331)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                       (2,051,692,033)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                      16,252,440
============================================================
                                             $ 1,273,409,468
____________________________________________________________
============================================================


NET ASSETS:

Class A                                      $   555,042,329
____________________________________________________________
============================================================
Class B                                      $   411,088,471
____________________________________________________________
============================================================
Class C                                      $    75,971,085
____________________________________________________________
============================================================
Investor Class                               $   225,998,498
____________________________________________________________
============================================================
Institutional Class                          $     5,309,085
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          128,662,603
____________________________________________________________
============================================================
Class B                                           94,996,177
____________________________________________________________
============================================================
Class C                                           17,622,031
____________________________________________________________
============================================================
Investor Class                                    52,349,091
____________________________________________________________
============================================================
Institutional Class                                1,231,828
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          4.31
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $4.31 divided by
       95.25%)                               $          4.52
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                   $          4.33
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                   $          4.31
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
     share                                   $          4.32
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                   $          4.31
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended July 31, 2004

INVESTMENT INCOME:

Interest                                                      $115,491,091
--------------------------------------------------------------------------
Dividends                                                        3,706,995
--------------------------------------------------------------------------
Dividends from affiliates                                          284,623
==========================================================================
     Total investment income                                   119,482,709
==========================================================================


EXPENSES:

Advisory fees                                                    7,060,337
--------------------------------------------------------------------------
Administrative services fees                                       345,709
--------------------------------------------------------------------------
Custodian fees                                                     110,784
--------------------------------------------------------------------------
Distribution fees:

  Class A                                                        1,495,500
--------------------------------------------------------------------------
  Class B                                                        4,960,921
--------------------------------------------------------------------------
  Class C                                                          851,815
--------------------------------------------------------------------------
  Investor Class                                                   445,275
--------------------------------------------------------------------------
Transfer agent fees:

  Class A, B, C and Investor                                     2,837,544
--------------------------------------------------------------------------
  Institutional Class                                                  594
--------------------------------------------------------------------------
Trustees' fees and retirement fees                                  30,595
--------------------------------------------------------------------------
Other                                                              688,172
==========================================================================
     Total expenses                                             18,827,246
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (276,588)
--------------------------------------------------------------------------
     Net expenses                                               18,550,658
==========================================================================
Net investment income                                          100,932,051
==========================================================================


REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                    47,647,309
==========================================================================
Net increase from payments by affiliates -- See Note 2             837,926
==========================================================================
Change in net unrealized appreciation of investment
  securities                                                    25,070,033
==========================================================================
Net gain from investment securities                             73,555,268
==========================================================================
Net increase in net assets resulting from operations          $174,487,319
__________________________________________________________________________
==========================================================================


See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  100,932,051    $   95,342,128
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             47,647,309      (164,599,730)
----------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                           837,926                --
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                    25,070,033       278,571,487
==============================================================================================
    Net increase in net assets resulting from operations         174,487,319       209,313,885
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (48,472,912)      (48,175,551)
----------------------------------------------------------------------------------------------
  Class B                                                        (36,610,283)      (41,662,189)
----------------------------------------------------------------------------------------------
  Class C                                                         (6,311,046)       (4,898,704)
----------------------------------------------------------------------------------------------
  Investor Class                                                 (15,359,857)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                                (47,509)               --
==============================================================================================
    Decrease in net assets resulting from distributions         (106,801,607)      (94,736,444)
==============================================================================================
Share transactions-net:
  Class A                                                        (25,301,882)       68,038,018
----------------------------------------------------------------------------------------------
  Class B                                                       (146,494,803)       13,140,786
----------------------------------------------------------------------------------------------
  Class C                                                           (249,978)       16,219,386
----------------------------------------------------------------------------------------------
  Investor Class                                                 223,068,292                --
----------------------------------------------------------------------------------------------
  Institutional Class                                              5,284,210                --
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                 56,305,839        97,398,190
==============================================================================================
    Net increase in net assets                                   123,991,551       211,975,631
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,149,417,917       937,442,286
==============================================================================================
  End of year (including undistributed net investment income of $(2,671,331) and $689,140 for 2004 and 2003,
    respectively)                                             $1,273,409,468    $1,149,417,917
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official

     Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/ event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/ event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. REDEMPTION FEES -- The Fund has instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

NOTE 2--ADVISORY FEES AND OTHER AFFILIATED PAYMENTS

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% on the first $200 million of the Fund's average daily net assets, plus 0.55% on the next $300 million of the Fund's average daily net assets, plus 0.50% on the next $500 million of the Fund's average daily net assets, plus 0.45% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended July 31, 2004, AIM waived fees of $6,992.

    For the year ended July 31, 2004, the advisor reimbursed the Fund for the economic loss of $837,926 for security rights that expired with value.

    For the period ended July 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $93,147 of expenses incurred by the Fund in connection with matters related to both pending regulatory complaints against INVESCO Funds Group, Inc. ("IFG") alleging market timing and the ongoing market timing investigations with respect to IFG and AIM, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2004, AIM was paid $345,709 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended July 31, 2004, AISI retained $1,560,292 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B and Class C Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the year ended July 31, 2004, the Class A, Class B, Class C and Investor Class shares paid $1,495,500, $4,960,921, $851,815 and $322,764 respectively. AIM reimbursed $122,511 of Investor Class expenses related to an overpayment of prior period Rule 12b-1 fees of the INVESCO High Yield Fund paid to INVESCO Distributors, Inc., the prior distributor of INVESCO High Yield Fund, and an AIM affiliate.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2004, AIM Distributors advised the Fund that it retained $138,959 in front-end sales commissions from the sale of Class A shares and $529,236, $16,634 and $20,917 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended July 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                       UNREALIZED
                 MARKET VALUE       PURCHASES         PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND               07/31/03          AT COST         FROM SALES      (DEPRECIATION)      07/31/04       INCOME      GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class             $    --       $299,579,656     $(285,947,776)       $    --        $13,631,880     $143,861       $    --
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                  --        298,615,816      (284,983,936)            --         13,631,880      140,762            --
===============================================================================================================================
  Total             $    --       $598,195,472     $(570,931,712)       $    --        $27,263,760     $284,623       $    --
===============================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2004, the Fund received credits in transfer agency fees of $16,917 and credits in custodian fees of $37,021 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $53,938.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2004, the Fund paid legal fees of $7,617 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the year ended July 31, 2004, the average interfund borrowings for the number of days outstanding was $18,549,917 with a weighted average interest rate of 1.44% and interest expense of $8,776.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. The Fund did not borrow under the facility during the year ended July 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested. At July 31, 2004, there were no securities out on loan to brokers.

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2004 and 2003 was as follows:

                                                                  2004           2003
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $106,801,607    $94,736,444
_________________________________________________________________________________________
=========================================================================================

TAX COMPONENTS OF NET ASSETS:

As of July 31, 2004, the components of net assets on a tax basis were as follows:

                                                                     2004
-------------------------------------------------------------------------------
Undistributed ordinary income                                   $       274,895
-------------------------------------------------------------------------------
Unrealized appreciation -- investments                                7,602,524
-------------------------------------------------------------------------------
Temporary book/tax differences                                       (1,514,774)
-------------------------------------------------------------------------------
Capital loss carryforward                                        (2,034,913,509)
-------------------------------------------------------------------------------
Post-October capital loss deferral                                   (9,560,060)
-------------------------------------------------------------------------------
Shares of beneficial interest                                     3,311,520,392
===============================================================================
Total net assets                                                $ 1,273,409,468
_______________________________________________________________________________
===============================================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales, the deferral of capital losses, bond premium amortization and other timing differences.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of July 31, 2004 to utilizing $1,943,300,145 of capital loss carryforward in the fiscal year ended July 31, 2005.

    The Fund has a capital loss carryforward as of July 31, 2004 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
July 31, 2006                                                   $  117,576,336
------------------------------------------------------------------------------
July 31, 2007                                                      330,885,143
------------------------------------------------------------------------------
July 31, 2008                                                      317,959,747
------------------------------------------------------------------------------
July 31, 2009                                                      187,591,628
------------------------------------------------------------------------------
July 31, 2010                                                      488,676,295
------------------------------------------------------------------------------
July 31, 2011                                                      510,629,455
------------------------------------------------------------------------------
July 31, 2012                                                       81,594,905
==============================================================================
Total capital loss carryforward                                 $2,034,913,509
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003 the date of the reorganization of INVESCO High Yield Fund into the Fund are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2004 was $1,044,686,413 and $1,200,848,449, respectively.

    Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp., which is in default with respect to the principal payments on $600,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 66,183,831
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (58,581,307)
==============================================================================
Net unrealized appreciation of investment securities             $  7,602,524
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,245,490,333.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of bond premiums, sales of defaulted bonds and capital loss carryforward limitations, on July 31, 2004, undistributed net investment income was increased by $2,570,888, undistributed net realized gain (loss) was increased by $291,408,879 and shares of beneficial interest decreased by $293,979,767. Further, as a result of capital loss carryforward limitations and tax deferrals acquired in the reorganization of INVESCO High Yield Fund into the Fund on November 3, 2003, undistributed net investment income was decreased by $61,803, undistributed net realized gain
(loss) was decreased by $462,394,473 and shares of beneficial interest increased by $462,456,276. These reclassifications had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                               CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED JULY 31,
                                                              --------------------------------------------------------------
                                                                          2004                             2003
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       87,902,041    $ 369,269,080     163,631,121    $ 631,077,903
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       18,127,441       77,847,288      30,851,723      117,940,158
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       12,117,732       52,362,546      12,379,160       47,768,358
----------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                              5,359,665       23,456,707              --               --
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         1,221,889        5,241,327              --               --
============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        7,028,356       30,449,463       7,455,053       28,454,055
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                        4,377,543       19,024,636       5,176,658       19,722,338
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                          973,966        4,228,476         768,448        2,934,254
----------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                              2,967,064       12,998,054              --               --
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                            11,040           47,509              --               --
============================================================================================================================
Issued in connection with acquisitions:
  Class A                                                        3,472,810(c)    14,863,500(c)    8,999,611(d)    37,602,120(d)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                          625,758(c)     2,692,622(c)   10,480,525(d)    43,922,476(d)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                        3,933,894(c)    16,848,468(c)    1,949,995(d)     8,144,636(d)
----------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                             67,146,021(c)   287,723,965(c)           --               --
============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       13,318,518       57,901,548       7,570,103       29,132,839
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (13,278,261)     (57,901,548)     (7,535,951)     (29,132,839)
============================================================================================================================
Reacquired:(e)
  Class A                                                     (116,337,900)    (497,785,473)   (167,318,004)    (658,228,899)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (43,628,313)    (188,157,801)    (36,609,427)    (139,311,347)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (16,972,525)     (73,689,468)    (11,045,541)     (42,627,862)
----------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                            (23,123,659)    (101,110,434)             --               --
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                            (1,101)          (4,626)             --               --
============================================================================================================================
                                                                15,241,979    $  56,305,839      26,753,474    $  97,398,190
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Investor Class shares commenced sales on September 30, 2003.
(b)  Institutional Class shares commenced sales on April 30, 2004.
(c) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO High Yield Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO High Yield Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 75,178,483 shares of the Fund for 83,984,532 shares of INVESCO High Yield Fund outstanding as of the close of business October 31, 2003. INVESCO High Yield Fund net assets at that date of $322,128,555 including $25,898,307 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $1,216,112,386.
(d) As of the opening of business on June 23, 2003, the Fund acquired all of the net assets of AIM High Yield Fund II pursuant to a plan of reorganization approved by the Trustees of the Fund on February 6, 2003 and AIM High Yield Fund II shareholders on June 4, 2003. The acquisition was accomplished by a tax-free exchange of 21,430,131 shares of the Fund for 14,799,134 shares of AIM High Yield Fund II outstanding as of the close of business June 20, 2003. AIM High Yield Fund II net assets at that date of $89,669,232 including $(611,924) of unrealized appreciation (depreciation), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $1,256,561,728.
(e) Amount is net of redemption fees of $15,259, $11,302, $2,089, $6,213 and $146 for Class A, Class B, Class C, Investor Class and Institutional Class shares, respectively.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CLASS A
                                  -----------------------------------------------------------------------------------------------
                                                                                                  SEVEN MONTHS
                                                      YEAR ENDED JULY 31,                            ENDED            YEAR ENDED
                                  ------------------------------------------------------------      JULY 31,         DECEMBER 31,
                                    2004                  2003           2002           2001          2000               1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $   4.10              $   3.70       $   4.92       $   7.00     $     8.07         $     8.77
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income               0.33(a)               0.37(a)        0.49(b)        0.68           0.47               0.85
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                   0.23                  0.40          (1.19)         (2.03)         (1.03)             (0.66)
=================================================================================================================================
    Total from investment
      operations                      0.56                  0.77          (0.70)         (1.35)         (0.56)              0.19
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                           (0.35)                (0.37)         (0.52)         (0.69)         (0.49)             (0.87)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                     --                    --             --          (0.03)         (0.02)             (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                   --                    --             --          (0.01)            --                 --
=================================================================================================================================
    Total distributions              (0.35)                (0.37)         (0.52)         (0.73)         (0.51)             (0.89)
=================================================================================================================================
Redemption fees added to shares
  of beneficial interest              0.00                    --             --             --             --                 --
=================================================================================================================================
Net asset value, end of period    $   4.31              $   4.10       $   3.70       $   4.92     $     7.00         $     8.07
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                      13.92%                22.10%        (15.36)%       (19.98)%        (7.12)%             2.21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $555,042              $547,092       $417,974       $683,845     $1,056,453         $1,364,502
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                              1.05%(d)(e)           1.16%          1.07%          0.99%          0.93%(f)           0.92%
=================================================================================================================================
Ratio of net investment income
  to average net assets               7.68%(d)              9.64%         11.15%(b)      11.98%         10.79%(f)          10.06%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)              89%                  101%            59%            55%            23%                79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 11.22%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $598,200,173.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and expense reimbursements was 1.06%.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                                  CLASS B
                                           --------------------------------------------------------------------------------------
                                                                                                     SEVEN MONTHS
                                                            YEAR ENDED JULY 31,                         ENDED         YEAR ENDED
                                           ------------------------------------------------------      JULY 31,      DECEMBER 31,
                                             2004             2003             2002        2001          2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   4.12         $   3.71         $   4.93    $   7.01     $     8.07      $     8.76
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.30(a)          0.34(a)          0.45(b)     0.64           0.44            0.79
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.23             0.41            (1.18)      (2.03)         (1.03)          (0.66)
=================================================================================================================================
    Total from investment operations           0.53             0.75            (0.73)      (1.39)         (0.59)           0.13
=================================================================================================================================
Less distributions:
  Dividends from net investment income        (0.32)           (0.34)           (0.49)      (0.65)         (0.45)          (0.80)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                              --               --               --       (0.03)         (0.02)          (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                            --               --               --       (0.01)            --              --
=================================================================================================================================
    Total distributions                       (0.32)           (0.34)           (0.49)      (0.69)         (0.47)          (0.82)
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                          0.00               --               --          --             --              --
=================================================================================================================================
Net asset value, end of period             $   4.33         $   4.12         $   3.71    $   4.93     $     7.01      $     8.07
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)(d)                            13.06%           21.44%          (15.99)%    (20.60)%        (7.49)%          1.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $411,088         $530,239         $469,408    $756,704     $1,206,737      $1,559,864
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets        1.80%(e)(f)      1.91%            1.82%       1.75%          1.69%(g)        1.68%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                   6.93%(e)         8.89%           10.40%(b)    11.22%        10.03%(g)        9.30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(h)                       89%             101%              59%         55%            23%             79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Total return is after reimbursement by the advisor for the economic loss on security rights that expired with value. Total return before reimbursement by the advisor was 12.80%.
(e)  Ratios are based on average daily net assets of $496,092,108.
(f) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and expense reimbursements was 1.81%.
(g)  Annualized.
(h)  Not annualized for periods less than one year.

                                                                                      CLASS C
                                                   ------------------------------------------------------------------------------
                                                                YEAR ENDED JULY 31,                  SEVEN MONTHS     YEAR ENDED
                                                   ---------------------------------------------    ENDED JULY 31,   DECEMBER 31,
                                                    2004            2003       2002       2001           2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  4.10         $  3.70    $  4.92    $  6.99       $   8.05        $   8.74
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.30(a)         0.34(a)    0.45(b)    0.65           0.44            0.78
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                   0.23            0.40      (1.18)     (2.03)         (1.03)          (0.65)
=================================================================================================================================
    Total from investment operations                  0.53            0.74      (0.73)     (1.38)         (0.59)           0.13
=================================================================================================================================
Less distributions:
  Dividends from net investment income               (0.32)          (0.34)     (0.49)     (0.65)         (0.45)          (0.80)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                     --              --         --      (0.03)         (0.02)          (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment
    income                                              --              --         --      (0.01)            --              --
=================================================================================================================================
    Total distributions                              (0.32)          (0.34)     (0.49)     (0.69)         (0.47)          (0.82)
=================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                            0.00              --         --         --             --              --
=================================================================================================================================
Net asset value, end of period                     $  4.31         $  4.10    $  3.70    $  4.92       $   6.99        $   8.05
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                      13.12%          21.22%    (16.02)%   (20.52)%        (7.51)%          1.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $75,971         $72,086    $50,060    $81,871       $110,297        $129,675
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets               1.80%(d)(e)     1.91%      1.82%      1.75%          1.69%(f)        1.68%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              6.93%(d)        8.89%     10.40%(b)   11.22%        10.03%(f)        9.30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                              89%            101%        59%        55%            23%             79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $85,181,525.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and expense reimbursements was 1.81%.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                  INVESTOR CLASS
                                                                ------------------
                                                                SEPTEMBER 30, 2003
                                                                   (DATE SALES
                                                                  COMMENCED) TO
                                                                  JULY 31, 2004
----------------------------------------------------------------------------------
Net asset value, beginning of period                                 $   4.20
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                  0.28(a)
----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                 0.13
==================================================================================
    Total from investment operations                                     0.41
==================================================================================
Less distributions from net investment income                           (0.29)
----------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest                   0.00
==================================================================================
Net asset value, end of period                                       $   4.32
__________________________________________________________________________________
==================================================================================
Total return(b)(c)                                                       9.93%
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $225,998
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                         0.96%(d)
----------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                      1.03%(d)
==================================================================================
Ratio of net investment income to average net assets                     7.77%(d)
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate(e)                                                 89%
__________________________________________________________________________________
==================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Total return is after reimbursement by the advisor for the economic loss on security rights that expired with value. Total return before reimbursement by the advisor was 9.67%.
(d) Ratios are annualized and based on average daily net assets of $226,674,919.
(e)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                   JULY 31, 2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 4.39
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.09(a)
-----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        (0.08)
===================================================================================
    Total from investment operations                                    0.01
===================================================================================
Less distributions from net investment income                          (0.09)
-----------------------------------------------------------------------------------
Redemption fees added to beneficial interest                            0.00
===================================================================================
Net asset value, end of period                                        $ 4.31
___________________________________________________________________________________
===================================================================================
Total return(b)                                                         0.16%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $5,309
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets                                 0.67%(c)
===================================================================================
Ratio of net investment income to average net assets                    8.06%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(d)                                                89%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,338,324.
(d)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to
Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, has reached an agreement in principle with certain regulators to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, also has reached an agreement in principle with certain regulators to resolve investigations related to market timing activity in the AIM Funds. AIM expects that its wholly owned subsidiary A I M Distributors, Inc. ("ADI"), the distributor of the Fund's shares, also will be included as a party in the settlement with respect to AIM. In addition, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits, as described more fully below. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Agreements in Principle and Settled Enforcement Actions Related to Market Timing

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the State of New York, acting through the office of the state Attorney General ("NYAG"), filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. At the time these proceedings were filed Mr. Cunningham held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. Mr. Cunningham is no longer affiliated with AIM. In addition, on December 2, 2003, the State of Colorado, acting through the office of the state Attorney General ("COAG"), filed civil proceedings against IFG. Each of the SEC, NYAG and COAG complaints alleged, in substance, that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. Neither the Fund nor any of the other AIM or INVESCO Funds were named as a defendant in any of these proceedings. AIM and certain of its current and former officers also have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the COAG, the NYAG and the staff of the SEC to resolve the civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators. It has subsequently been agreed with the SEC that, in addition to AIM, ADI will be a named party in the settlement of the SEC's investigation.

  Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM and ADI will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM, ADI and IFG as well as the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

  Despite the agreements in principle discussed above, there can be no assurance that AMVESCAP will be able to reach a satisfactory final settlement with the regulators, or that any such final settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. ("IINA"), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI are expected to total $375 million. Additionally, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM or INVESCO Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

  On September 8, 2004, Mr. Cunningham's law firm issued a press release announcing that Mr. Cunningham had agreed to resolve the civil actions against him by paying the SEC and the NYAG a $500,000 civil penalty, to accept a two-year ban from the securities industry and to accept a five-year ban from serving as an officer or director in the securities industry.

  On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

Ongoing Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Ongoing Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and related defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively promote the sale of the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                                                     INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Income Fund
and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Income Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Income Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -S- ERNST & YOUNG LLP
September 17, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

July 31, 2004

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-71.02%

ADVERTISING-0.54%

Interpublic Group of Cos., Inc. (The), Sr.
  Unsec. Notes, 7.88%, 10/15/05                $ 4,065,000   $  4,258,209
=========================================================================

AEROSPACE & DEFENSE-0.31%

Lockheed Martin Corp.-Series A, Medium Term
  Notes, 8.66%, 11/30/06                         2,200,000      2,434,454
=========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.44%

Bank of New York Institutional Capital Trust-
  Series A, Bonds, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $3,786,854)(a)                  3,175,000      3,414,681
=========================================================================

AUTO PARTS & EQUIPMENT-0.00%

Key Plastics Holdings, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%,
  03/15/07(b)(c)(d)                              1,325,000         13,202
=========================================================================

BROADCASTING & CABLE TV-4.41%

Adelphia Communications Corp.,
  Series B, Sr. Unsec. Notes,
    9.25%, 10/01/02(c)                             850,000        737,375
-------------------------------------------------------------------------
    9.88%, 03/01/07(c)                             140,000        121,450
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 10.88%, 10/01/10(c)          3,600,000      3,186,000
-------------------------------------------------------------------------
Cablevision Systems Corp.-New York Group, Sr.
  Floating Rate Notes, 5.67%, 04/01/09
  (Acquired 03/30/04; Cost $2,165,000)(a)(e)     2,165,000      2,208,300
-------------------------------------------------------------------------
Charter Communications Operating, LLC/Charter
  Communications Operating Capital Corp., Sr.
  Second Lien Notes, 8.00%, 04/30/12
  (Acquired 05/11/04; Cost $1,771,000)(a)        1,840,000      1,789,417
-------------------------------------------------------------------------
Comcast Corp., Sr. Sub. Deb., 10.63%,
  07/15/12                                       3,175,000      4,017,200
-------------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Unsec.
  Deb., 9.50%, 08/01/13                          4,550,000      5,075,070
-------------------------------------------------------------------------
Cox Communications, Inc.,
  Unsec. Notes,
    6.88%, 06/15/05                              1,200,000      1,243,272
-------------------------------------------------------------------------
    7.50%, 08/15/04                                410,000        410,705
-------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes, 6.63%,
  02/15/06                                       1,500,000      1,576,725
-------------------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec. Notes, 7.88%,
  12/15/07                                       1,925,000      2,030,875
-------------------------------------------------------------------------
Rogers Cablesystems Ltd. (Canada)-Series B,
  Sr. Sec. Second Priority Yankee Notes,
  10.00%, 03/15/05                               6,380,000      6,667,100
-------------------------------------------------------------------------
TCI Communications, Inc., Medium Term Notes,
  8.35%, 02/15/05                                  910,000        937,919
-------------------------------------------------------------------------
Time Warner Cos., Inc.,
  Sr. Unsec. Gtd. Deb., 7.57%, 02/01/24          2,820,000      3,039,565
-------------------------------------------------------------------------
  Unsec. Deb., 9.15%, 02/01/23                   1,200,000      1,492,272
=========================================================================
                                                               34,533,245
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

BUILDING PRODUCTS-0.30%

Building Materials Corp. of America-Series B,
  Sr. Unsec. Notes, 7.75%, 07/15/05            $ 2,335,000   $  2,375,862
=========================================================================

CASINOS & GAMING-0.24%

Caesars Entertainment, Inc., Sr. Unsec.
  Global Notes, 7.00%, 04/15/13                  1,775,000      1,868,187
=========================================================================

COMMODITY CHEMICALS-0.18%

Equistar Chemicals L.P./Equistar Funding
  Corp., Sr. Unsec. Gtd. Global Notes,
  10.13%, 09/01/08                               1,255,000      1,374,229
=========================================================================

CONSUMER FINANCE-5.55%

Associates Corp. of North America, Sr. Global
  Deb., 6.95%, 11/01/18                          2,455,000      2,775,648
-------------------------------------------------------------------------
Capital One Financial Corp.,
  Sr. Unsec. Notes,
    7.25%, 05/01/06                              4,525,000      4,773,739
-------------------------------------------------------------------------
    8.75%, 02/01/07                              3,156,000      3,504,170
-------------------------------------------------------------------------
  Unsec. Notes, 7.13%, 08/01/08                  2,125,000      2,302,990
-------------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 6.75%, 05/15/05                         2,235,000      2,304,933
-------------------------------------------------------------------------
  Unsec. Global Notes,
    6.50%, 01/25/07                              3,505,000      3,695,181
-------------------------------------------------------------------------
    6.88%, 02/01/06                              6,200,000      6,509,582
-------------------------------------------------------------------------
    7.50%, 03/15/05                              1,975,000      2,035,198
-------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Floating Rate Medium Term Notes, 3.34%,
  03/04/05(f)                                      400,000        400,576
-------------------------------------------------------------------------
  Global Notes,
    4.50%, 07/15/06                              2,400,000      2,437,080
-------------------------------------------------------------------------
    7.50%, 07/15/05                              1,225,000      1,276,646
-------------------------------------------------------------------------
  Medium Term Notes, 5.25%, 05/16/05             3,700,000      3,771,336
-------------------------------------------------------------------------
  Unsec. Unsub. Global Notes, 6.75%,
  01/15/06(g)                                    7,350,000      7,698,757
=========================================================================
                                                               43,485,836
=========================================================================

DISTILLERS & VINTNERS-0.14%

Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.13%, 01/15/12          980,000      1,060,850
=========================================================================

DIVERSIFIED BANKS-9.84%

AB Spintab (Sweden), Bonds, 7.50% (Acquired
  02/12/04; Cost $4,207,395)(a)(h)               3,770,000      4,064,580
-------------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub.
  Yankee Notes, 7.35%(h)                         3,210,000      3,467,859
-------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $1,597,032)(a)(b)     1,440,000      1,500,494
-------------------------------------------------------------------------
Banco Nacional de Comercio Exterior S.N.C.
  (Mexico), Notes, 3.88%, 01/21/09 (Acquired
  02/25/04; Cost $2,429,863)(a)(b)               2,470,000      2,360,043
-------------------------------------------------------------------------
BankBoston Capital Trust IV, Gtd. Floating
  Rate Notes, 1.97%, 06/08/28(f)                 2,675,000      2,609,757
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Barclays Bank PLC (United Kingdom), Bonds,
  8.55% (Acquired 11/05/03; Cost
  $9,845,120)(a)(h)                            $ 8,000,000   $  9,564,400
-------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%,
  06/01/27 (Acquired 05/22/03; Cost
  $6,036,101)(a)(b)                              4,770,000      5,419,435
-------------------------------------------------------------------------
Chohung Bank (South Korea), Unsec. Sub.
  Second Tier Notes, 11.50%, 04/01/10
  (Acquired 07/01/04; Cost $4,897,574)(a)(b)     4,600,000      4,879,910
-------------------------------------------------------------------------
Daiwa P.B. Ltd. (Cayman Islands)-Series E,
  Gtd. Medium Term Unsub. Euro Notes,
  2.15%(e)(h)                                    6,000,000      5,940,000
-------------------------------------------------------------------------
Danske Bank A/S (Denmark),
  First Tier Bonds, 5.91% (Acquired 06/07/04;
  Cost $3,100,000)(a)(h)                         3,100,000      3,130,008
-------------------------------------------------------------------------
  Sub. Notes, 6.38%, 06/15/08 (Acquired
  08/30/02; Cost $912,441)(a)                      850,000        877,999
-------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes,
  8.23%, 02/01/27                                3,790,000      4,268,942
-------------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06                               1,910,000      2,175,719
-------------------------------------------------------------------------
HSBC Capital Funding L.P. (United Kingdom),
  Gtd. Bonds, 4.61% (Acquired 11/05/03; Cost
  $3,869,958)(a)(h)                              4,150,000      3,842,439
-------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  2.19%(e)(h)                                    2,250,000      1,967,853
-------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 1.31%, 08/29/87(e)             2,690,000      2,314,224
-------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)-Series B, Unsec. Sub. Floating
  Rate Euro Notes, 1.38%(e)(h)                   3,240,000      2,802,302
-------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb., 8.25%, 11/01/04                          3,710,000      4,637,240
-------------------------------------------------------------------------
RBS Capital Trust I, Bonds, 4.71%(h)             4,160,000      3,887,978
-------------------------------------------------------------------------
Wells Fargo & Co., Sr. Unsec. Global Notes,
  3.75%, 10/15/07                                2,500,000      2,504,150
-------------------------------------------------------------------------
Woori Bank (South Korea), Unsec. Sub. Second
  Tier Notes, 11.75%, 03/01/10 (Acquired
  07/01/04; Cost $4,870,940)(a)(b)               4,600,000      4,860,544
=========================================================================
                                                               77,075,876
=========================================================================

DIVERSIFIED CAPITAL MARKETS-0.84%

UBS Preferred Funding Trust I, Gtd. Global
  Bonds, 8.62%(h)                                5,500,000      6,587,735
=========================================================================

ELECTRIC UTILITIES-4.43%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05             975,000      1,036,610
-------------------------------------------------------------------------
Consolidated Edison Co. of New York, Unsec.
  Deb., 7.75%, 06/01/26(i)                       3,125,000      3,377,219
-------------------------------------------------------------------------
Dynegy Holdings Inc., Sr. Sec. Gtd. Second
  Priority Notes, 10.13%, 07/15/13 (Acquired
  08/01/03; Cost $1,473,372)(a)                  1,485,000      1,640,925
-------------------------------------------------------------------------
PG&E Corp.,
  First Mortgage Floating Rate Notes, 2.30%,
  04/03/06(f)                                      850,000        850,450
-------------------------------------------------------------------------


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

  Sec. Global Notes, 6.88%, 07/15/08           $ 7,340,000   $  7,814,384
-------------------------------------------------------------------------
Potomac Edison Co., First Mortgage Bonds,
  8.00%, 12/01/22(i)                             2,200,000      2,251,742
-------------------------------------------------------------------------
Westar Energy, Inc., Sec. First Mortgage
  Global Bonds, 7.88%, 05/01/07                  2,925,000      3,229,697
-------------------------------------------------------------------------
Western Power Distribution Holdings Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  6.75%, 12/15/04 (Acquired 01/08/04; Cost
  $4,477,013)(a)(b)                              4,310,000      4,356,825
-------------------------------------------------------------------------
Yorkshire Power Finance (Cayman Islands)-
  Series B, Sr. Unsec. Gtd. Unsub. Global
  Notes, 6.50%, 02/25/08                         9,925,000     10,176,121
=========================================================================
                                                               34,733,973
=========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.18%

IMC Global Inc.-Series B, Sr. Unsec. Gtd.
  Global Notes, 11.25%, 06/01/11                 1,225,000      1,433,250
=========================================================================

FOOD RETAIL-0.19%

Safeway Inc., Sr. Unsec. Notes, 2.50%,
  11/01/05                                       1,515,000      1,507,834
=========================================================================

GAS UTILITIES-1.38%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08                          7,000,000      7,397,600
-------------------------------------------------------------------------
Columbia Energy Group-Series C, Notes, 6.80%,
  11/28/05                                       1,285,000      1,349,635
-------------------------------------------------------------------------
NiSource Capital Markets, Inc., Medium Term
  Notes, 7.68%, 04/15/05                         1,000,000      1,033,840
-------------------------------------------------------------------------
Suburban Propane Partners, L.P./Surburban
  Energy Finance Corp., Sr. Unsec. Global
  Notes, 6.88%, 12/15/13                         1,000,000      1,000,000
=========================================================================
                                                               10,781,075
=========================================================================

HEALTH CARE FACILITIES-1.66%

Hanger Orthopedic Group, Inc., Sr. Unsec.
  Gtd. Global Notes, 10.38%, 02/15/09            2,670,000      2,696,700
-------------------------------------------------------------------------
HCA Inc.,
  Notes, 7.00%, 07/01/07                         4,755,000      5,057,418
-------------------------------------------------------------------------
  Sr. Sub. Notes, 6.91%, 06/15/05                5,085,000      5,234,499
=========================================================================
                                                               12,988,617
=========================================================================

HEALTH CARE SUPPLIES-0.11%

Fisher Scientific International Inc., Sr.
  Unsec. Sub. Global Notes, 8.13%, 05/01/12        805,000        884,494
=========================================================================

HOMEBUILDING-2.64%

D.R. Horton, Inc.,
  Sr. Unsec. Gtd. Notes, 8.00%, 02/01/09         2,725,000      3,052,000
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%, 08/15/11              5,000,000      5,575,000
-------------------------------------------------------------------------
Lennar Corp.-Series B, Sr. Unsec. Gtd. Global
  Notes, 9.95%, 05/01/10                         6,265,000      6,930,343
-------------------------------------------------------------------------
Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%,
  10/24/05                                       1,065,000      1,117,675
-------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
  Notes, 9.75%, 09/01/10                         1,890,000      2,103,003
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
HOMEBUILDING-(CONTINUED)

WCI Communities, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 9.13%, 05/01/12                $ 1,785,000   $  1,932,262
=========================================================================
                                                               20,710,283
=========================================================================

HOTELS, RESORTS & CRUISE LINES-0.34%

Hilton Hotels Corp., Sr. Unsec. Notes, 7.63%,
  12/01/12                                         630,000        696,496
-------------------------------------------------------------------------
Intrawest Corp. (Canada), Sr. Unsec. Global
  Notes, 7.50%, 10/15/13                         1,945,000      1,959,587
=========================================================================
                                                                2,656,083
=========================================================================

HOUSEWARES & SPECIALTIES-0.77%

American Greetings Corp., Unsec. Putable
  Notes, 6.10%, 08/01/08                         5,775,000      6,025,057
=========================================================================

HYPERMARKETS & SUPER CENTERS-0.19%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                       1,450,000      1,519,136
=========================================================================

INDUSTRIAL CONGLOMERATES-0.35%

Tyco International Group S.A. (Luxembourg),
  Unsec. Gtd. Unsub. Yankee Notes, 6.38%,
  06/15/05                                       1,460,000      1,508,078
-------------------------------------------------------------------------
URC Holdings Corp.-REGS, Sr. Notes, 7.88%,
  06/30/06 (Acquired 10/08/03; Cost
  $1,307,772)(a)(b)                              1,155,000      1,254,434
=========================================================================
                                                                2,762,512
=========================================================================

INTEGRATED OIL & GAS-3.05%

Amerada Hess Corp., Unsec. Notes, 7.13%,
  03/15/33                                       6,630,000      6,749,937
-------------------------------------------------------------------------
ConocoPhillips, Unsec. Deb., 7.13%, 03/15/28     4,185,000      4,556,251
-------------------------------------------------------------------------
Husky Oil Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 7.13%, 11/15/06       3,600,000      3,821,832
-------------------------------------------------------------------------
  Yankee Bonds, 8.90%, 08/15/28                  5,240,000      6,023,066
-------------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Unsec. Notes,
  6.50%, 04/01/05                                  650,000        668,181
-------------------------------------------------------------------------
Repsol International Finance B.V.
  (Netherlands), Unsec. Gtd. Global Notes,
  7.45%, 07/15/05                                1,950,000      2,037,731
=========================================================================
                                                               23,856,998
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.77%

France Telecom S.A. (France), Sr. Unsec.
  Global Notes, 9.50%, 03/01/31                  2,265,000      2,888,600
-------------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                     955,000        981,129
-------------------------------------------------------------------------
Qwest Communications International Inc., Sr.
  Notes, 7.25%, 02/15/11 (Acquired 03/11/04-
  03/22/04; Cost $2,550,050)(a)                  2,670,000      2,589,937
-------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Global
  Notes, 7.13%, 01/30/06                           465,000        491,519
-------------------------------------------------------------------------
Sprint Corp., Deb. 9.25%, 04/15/22               3,120,000      3,868,145
-------------------------------------------------------------------------


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

TELUS Corp. (Canada),
  Yankee Notes,
    7.50%, 06/01/07                            $ 2,025,000   $  2,206,443
-------------------------------------------------------------------------
    8.00%, 06/01/11                              2,390,000      2,761,902
-------------------------------------------------------------------------
Verizon California, Inc.-Series F, Unsec.
  Deb., 6.75%, 05/15/27(i)                       3,195,000      3,258,229
-------------------------------------------------------------------------
Verizon Communications, Inc.,
  Unsec. Deb.,
    6.94%, 04/15/28                              1,720,000      1,772,684
-------------------------------------------------------------------------
    8.75%, 11/01/21                              4,485,000      5,530,050
-------------------------------------------------------------------------
Verizon New York Inc.-Series A, Sr. Unsec.
  Global Deb., 6.88%, 04/01/12                   1,765,000      1,914,478
-------------------------------------------------------------------------
Verizon Virginia, Inc.-Series A, Unsec.
  Global Deb., 4.63%, 03/15/13                   1,295,000      1,226,426
=========================================================================
                                                               29,489,542
=========================================================================

INVESTMENT BANKING & BROKERAGE-0.16%

Goldman Sachs Group, L.P., Unsec. Notes,
  7.25%, 10/01/05 (Acquired 03/18/03; Cost
  $446,236)(a)                                     400,000        420,440
-------------------------------------------------------------------------
Lehman Brothers Inc., Sr. Sub. Deb., 11.63%,
  05/15/05                                         800,000        851,416
=========================================================================
                                                                1,271,856
=========================================================================

LIFE & HEALTH INSURANCE-2.13%

Americo Life Inc., Notes, 7.88%, 05/01/13
  (Acquired 04/25/03; Cost $4,545,536)(a)        4,600,000      4,664,216
-------------------------------------------------------------------------
Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                       1,310,000      1,381,002
-------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Bonds,
  7.25%, 12/18/23 (Acquired
  01/22/04-01/29/04; Cost $9,132,117)(a)(i)      7,765,000      8,854,973
-------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06                                1,650,000      1,813,004
=========================================================================
                                                               16,713,195
=========================================================================

METAL & GLASS CONTAINERS-0.77%

Anchor Glass Container Corp., Sr. Sec. Global
  Notes, 11.00%, 02/15/13                        1,820,000      2,093,000
-------------------------------------------------------------------------
Crown European Holdings S.A. (France), Sr.
  Sec. Second Lien Global Notes,
  9.50%, 03/01/11                                1,025,000      1,132,625
-------------------------------------------------------------------------
Owens-Illinois, Inc., Sr. Unsec. Deb., 7.50%,
  05/15/10                                       2,720,000      2,767,603
=========================================================================
                                                                5,993,228
=========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.64%

AES Red Oak LLC-Series A, Sr. Sec. Bonds,
  8.54%, 11/30/19                                2,174,518      2,283,244
-------------------------------------------------------------------------
Calpine Generating Co., LLC, Sec. Floating
  Rate Notes, 7.35%, 04/01/10 (Acquired
  03/23/04; Cost $1,741,219)(a)(f)               1,845,000      1,757,400
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER-(CONTINUED)

Dominion Resources, Inc.-Series F, Sr. Unsec.
  Putable Notes, 5.25%, 08/01/15               $ 1,000,000   $    965,110
=========================================================================
                                                                5,005,754
=========================================================================

MUNICIPALITIES-2.67%(I)(J)

Industry (City of), California Urban
  Development Agency (Project 3); Series 2003
  B Tax Allocation, 6.10%, 05/01/24              7,800,000      7,848,750
-------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
  Corp.; Taxable Rental Car Facility Series
  2004 RB,
    3.69%, 07/01/07                              2,500,000      2,506,250
-------------------------------------------------------------------------
    4.21%, 07/01/08                              3,700,000      3,723,125
-------------------------------------------------------------------------
    6.25%, 07/01/29                              4,100,000      4,279,375
-------------------------------------------------------------------------
Sacramento (County of), California; Taxable
  Pension Funding Series 2004 C-1 RB, 0.27%,
  07/10/30(k)                                    2,700,000      2,534,643
=========================================================================
                                                               20,892,143
=========================================================================

OFFICE ELECTRONICS-0.30%

Xerox Corp., Sr. Unsec. Notes, 7.63%,
  06/15/13                                       2,300,000      2,366,147
=========================================================================

OIL & GAS DRILLING-0.22%

R&B Falcon Corp.-Series B, Sr. Unsec. Notes,
  6.75%, 04/15/05                                1,700,000      1,750,813
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.41%

Kern River Funding Corp., Sr. Gtd. Notes,
  4.89%, 04/30/18 (Acquired
  04/28/03-05/20/03; Cost $2,395,175)(a)(b)      2,374,375      2,310,857
-------------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec. Unsub.
  Notes, 7.63%, 03/01/11                         4,910,000      5,302,800
-------------------------------------------------------------------------
Pemex Project Funding Master Trust, Unsec.
  Gtd. Unsub. Global Notes,
  7.38%, 12/15/14                                3,285,000      3,456,149
=========================================================================
                                                               11,069,806
=========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.25%

Plains All American Pipeline L.P./PAA Finance
  Corp., Sr. Notes, 5.63%, 12/15/13 (Acquired
  12/03/03; Cost $1,934,840)(a)(b)               1,940,000      1,925,178
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.45%

Bombardier Capital, Inc., Notes, 7.50%,
  08/15/04 (Acquired 04/13/04-06/02/04; Cost
  $7,992,701)(a)(b)                              7,885,000      7,895,251
-------------------------------------------------------------------------
ING Capital Funding Trust III, Gtd. Global
  Bonds, 8.44%(h)                                3,200,000      3,757,152
-------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Bonds,
  9.87% (Acquired 06/16/04; Cost
  $5,514,844)(a)(h)                              4,875,000      5,605,665
-------------------------------------------------------------------------
Ohana Military Communities, LLC-Series A,
  Class I, Notes, 6.04%, 10/01/34                1,185,000      1,175,615
-------------------------------------------------------------------------


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Pemex Finance Ltd. (Cayman Islands),
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09                              $ 2,800,000   $  3,188,360
-------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 8.02%, 05/15/07       5,450,000      5,810,954
-------------------------------------------------------------------------
Premium Asset Trust-Series 2004-04, Sr.
  Notes, 4.13%, 03/12/09 (Acquired 03/04/04;
  Cost $5,346,416)(a)(b)                         5,350,000      5,203,010
-------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands), Sr. Notes, 9.25%, 03/15/30
  (Acquired 01/10/03; Cost $2,194,922)(a)(b)     1,956,188      2,220,978
=========================================================================
                                                               34,856,985
=========================================================================

PROPERTY & CASUALTY INSURANCE-1.87%

First American Capital Trust I, Gtd. Notes,
  8.50%, 04/15/12                                7,035,000      7,887,712
-------------------------------------------------------------------------
Markel Capital Trust I-Series B, Gtd. Notes,
  8.71%, 01/01/46                                2,000,000      2,103,540
-------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub.
  Deb., 5.15%, 08/15/33 (Acquired
  01/21/04-03/23/04; Cost $4,809,547)(a)(b)      4,600,000      4,634,362
=========================================================================
                                                               14,625,614
=========================================================================

REAL ESTATE-1.20%

EOP Operating L.P., Unsec. Notes, 8.38%,
  03/15/06                                         580,000        627,519
-------------------------------------------------------------------------
Host Marriott L.P.-Series I, Unsec. Gtd.
  Global Notes, 9.50%, 01/15/07                  3,740,000      4,114,000
-------------------------------------------------------------------------
HRPT Properties Trust, Sr. Unsec. Notes,
  6.70%, 02/23/05                                  700,000        716,660
-------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                                  791,000        893,830
-------------------------------------------------------------------------
Spieker Properties, Inc., Medium Term Notes,
  8.00%, 07/19/05                                1,000,000      1,046,430
-------------------------------------------------------------------------
Ventas Realty L.P./Ventas Capital Corp., Sr.
  Unsec. Gtd. Global Notes,
  8.75%, 05/01/09                                1,825,000      1,989,250
=========================================================================
                                                                9,387,689
=========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.50%

Southern Investment UK PLC (United Kingdom),
  Sr. Unsec. Unsub. Yankee Notes, 6.80%,
  12/01/06                                       3,700,000      3,885,777
=========================================================================

REGIONAL BANKS-3.35%

Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes, 2.86%, 03/01/34(f)        5,425,000      5,570,001
-------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes,
  5.25%, 03/31/08                                  500,000        499,365
-------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate
  Notes, 1.88%, 06/01/28(f)                      1,160,000      1,094,884
-------------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Sec. Sub. Floating Rate Euro
  Notes, 2.25%(e)(h)                            17,000,000     16,948,431
-------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%,
  06/15/14                                       2,120,000      2,145,773
=========================================================================
                                                               26,258,454
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

REINSURANCE-0.25%

GE Global Insurance Holding Corp., Unsec.
  Notes, 7.00%, 02/15/26                       $ 1,860,000   $  1,977,831
=========================================================================

RESTAURANTS-0.39%

McDonald's Corp., Unsec. Deb., 7.05%,
  11/15/25                                       2,850,000      3,087,120
=========================================================================

SOVEREIGN DEBT-4.53%

Federative Republic of Brazil (Brazil),
  Floating Rate Bonds, 2.06%, 04/15/06(e)        2,944,000      2,930,486
-------------------------------------------------------------------------
  Global Bonds, 8.25%, 01/20/34                  3,680,000      2,916,412
-------------------------------------------------------------------------
  Gtd. Bonds, 8.00%, 04/15/14                    3,254,437      3,095,740
-------------------------------------------------------------------------
Republic of Peru (Peru), Unsec. Global Notes,
  9.13%, 01/15/08                                2,760,000      3,022,200
-------------------------------------------------------------------------
Russian Federation (Russia),
  REGS, Unsec. Unsub. Euro Bonds
    8.75%, 07/24/05 (Acquired 05/14/04; Cost
    $6,592,560)(a)                               6,240,000      6,565,691
-------------------------------------------------------------------------
    10.00%, 06/26/07 (Acquired 05/14/04; Cost
    $4,428,938)(a)                               3,950,000      4,449,395
-------------------------------------------------------------------------
  Unsec. Unsub. Disc. Bonds, 5.00%, 03/31/30
  (Acquired 05/18/04; Cost $4,246,447)(a)(l)     4,715,000      4,342,066
-------------------------------------------------------------------------
United Mexican States (Mexico),
  Global Notes, 6.63%, 03/03/15                  1,440,000      1,463,904
-------------------------------------------------------------------------
  Series A, Medium Term Global Notes, 7.50%,
  04/08/33                                       6,760,000      6,733,974
=========================================================================
                                                               35,519,868
=========================================================================

THRIFTS & MORTGAGE FINANCE-0.48%

Greenpoint Capital Trust I, Gtd. Sub. Notes,
  9.10%, 06/01/27                                3,305,000      3,767,006
=========================================================================

TOBACCO-0.86%

Altria Group, Inc.,
  Notes, 7.13%, 10/01/04                         2,000,000      2,017,500
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.00%, 11/04/13              2,755,000      2,849,249
-------------------------------------------------------------------------
  Unsec. Notes, 6.38%, 02/01/06                  1,805,000      1,865,883
=========================================================================
                                                                6,732,632
=========================================================================

TRUCKING-1.89%

Hertz Corp. (The),
  Floating Rate Global Notes, 1.77%,
  08/13/04(f)                                    4,280,000      4,278,129
-------------------------------------------------------------------------
  Sr. Global Notes, 8.25%, 06/01/05              2,200,000      2,292,378
-------------------------------------------------------------------------
Roadway Corp., Sr. Unsec. Gtd. Global Notes,
  8.25%, 12/01/08                                7,350,000      8,238,689
=========================================================================
                                                               14,809,196
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.85%

Nextel Communications, Inc., Sr. Unsec.
  Notes, 7.38%, 08/01/15                         2,270,000      2,389,175
-------------------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10                 3,527,000      3,957,753
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.38%, 01/15/11                      $   260,000   $    298,789
=========================================================================
                                                                6,645,717
=========================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $558,605,820)                               556,373,229
=========================================================================

NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-9.75%(M)

AUSTRALIA-1.18%

New South Wales Treasury Corp. (Sovereign
  Debt), Gtd. Euro Bonds, 5.50%, 08/01/14 AUD   13,800,000      9,263,686
=========================================================================

CANADA-0.95%

Canadian Government (Sovereign Debt),
  Gtd. Bonds,
    9.00%, 03/01/11                       CAD    1,500,000      1,415,337
-------------------------------------------------------------------------
    7.25%, 06/01/07                       CAD    1,900,000      1,568,574
-------------------------------------------------------------------------
    6.00%, 06/01/08                       CAD    5,520,000      4,454,955
=========================================================================
                                                                7,438,866
=========================================================================

CAYMAN ISLANDS-0.54%

Sutton Bridge Financing Ltd. (Electric
  Utilities)-REGS, Gtd. Euro Bonds,
  8.63%, 06/30/22 (Acquired
  05/29/97-06/16/03; Cost
  $3,553,938)(a)(b)                      GBP     2,185,924      4,258,657
=========================================================================

FRANCE-1.12%

French Treasury (Sovereign Debt), Euro Notes,
  3.50%, 01/12/08                        EUR     7,200,000      8,750,813
=========================================================================

GERMANY-2.06%

Bundesrepublik Deutschland (Sovereign Debt)-
  Series 99, Euro Bonds, 4.50%, 07/04/09 EUR     8,150,000     10,235,645
-------------------------------------------------------------------------
Landesbank Baden-Wuerttemberg (Diversified
  Banks)-Series 681, Sec. Euro Bonds, 3.25%,
  05/08/08                               EUR     4,925,000      5,909,815
=========================================================================
                                                               16,145,460
=========================================================================

ITALY-0.80%

Italian Government (Sovereign Debt), Unsec.
  Unsub. Global Bonds, 5.88%, 08/14/08   AUD     8,950,000      6,260,590
=========================================================================

LUXEMBOURG-1.18%

International Bank for Reconstruction &
  Development (The) (Diversified Banks)-
  Series E, Sr. Unsec. Medium Term Global
  Notes, 9.43%, 08/20/07(n)              NZD    17,600,000      9,201,776
=========================================================================

UNITED KINGDOM-1.92%

United Kingdom (Treasury of) (Sovereign
  Debt), Bonds,
  4.00%, 03/07/09                        GBP     2,700,000      4,695,122
-------------------------------------------------------------------------
  5.00%, 09/07/14                        GBP     3,650,000      6,606,147
-------------------------------------------------------------------------
  7.25%, 12/07/07                        GBP     1,925,000      3,736,411
=========================================================================
                                                               15,037,680
=========================================================================
    Total Non-U.S. Dollar Denominated Bonds &
      Notes (Cost $73,573,456)                                 76,357,528
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

ASSET-BACKED SECURITIES-5.35%

CONSUMER RECEIVABLES-0.76%

Pacific Coast CDO Ltd. (Cayman Islands)-
  Series 1A, Class A, Floating Rate Bonds,
  2.09%, 10/25/36 (Acquired
  03/24/04-05/26/04; Cost
  $5,969,727)(a)(b)(f)                         $ 6,027,852   $  5,967,574
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.59%

Citicorp Lease-Series 1999-1, Class A1, Pass
  Through Ctfs., 7.22%, 06/15/05 (Acquired
  05/08/02-09/23/03; Cost $5,194,458)(a)         4,868,316      5,054,938
-------------------------------------------------------------------------
Citicorp Lease-Series 1999-1, Class A2, Pass
  Through Ctfs., 8.04%, 12/15/19 (Acquired
  06/01/00-01/25/01; Cost $5,212,171)(a)         5,200,000      5,997,857
-------------------------------------------------------------------------
Mangrove Bay, Pass Through Trust, 6.10%,
  07/15/33 (Acquired 07/13/04; Cost
  $4,677,429)(a)                                 4,705,000      4,692,466
-------------------------------------------------------------------------
Patrons' Legacy-Series 2003-III, Ctfs.,
  5.65%, 01/17/17 (Acquired 12/12/03; Cost
  $5,000,000)(a)(b)                              5,000,000      4,993,325
-------------------------------------------------------------------------
Patrons' Legacy-Series 2004-I, Ctfs., 6.67%,
  03/04/19 (Acquired 04/30/04; Cost
  $13,000,000)(a)(b)                            13,000,000     13,008,125
-------------------------------------------------------------------------
Yorkshire Power Pass-Through Asset Trust
  (Cayman Islands)-Series 2000-1, Pass
  Through Ctfs., 8.25%, 02/15/05 (Acquired
  11/12/03; Cost $2,306,880)(a)(b)               2,160,000      2,218,292
=========================================================================
                                                               35,965,003
=========================================================================
    Total Asset-Backed Securities (Cost
      $41,360,665)                                             41,932,577
=========================================================================

                                                 SHARES
WARRANTS & OTHER EQUITY INTERESTS-2.18%

BROADCASTING & CABLE TV-0.00%

Knology, Inc.(q)                                     8,079         35,224
-------------------------------------------------------------------------
Knology, Inc.-Wts., expiring 10/22/07
  (Acquired 03/12/98; Cost $0)(a)(b)(d)(r)           4,800          2,045
-------------------------------------------------------------------------
ONO Finance PLC (United Kingdom)-REG S-Wts.,
  expiring 01/05/09 (Acquired 07/30/99; Cost
  $0)(a)(b)(d)(r)                                      300              0
=========================================================================
                                                                   37,269
=========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.-Series B,
  Pfd.-Wts., expiring 11/15/09 (Acquired
  06/13/00; Cost $0)(a)(b)(r)                        3,845              0
-------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Wts., expiring
  11/15/09 (Acquired 06/13/00; Cost
  $0)(a)(b)(r)                                       3,845              0
=========================================================================
                                                                        0
=========================================================================

INTEGRATED OIL & GAS-0.64%

Shell Frontier Oil & Gas Inc.
  Series B, 2.38% Floating Rate Pfd.(f)                  6   $    600,000
-------------------------------------------------------------------------
  Series C, 2.38% Floating Rate Pfd.(f)                 15      1,500,000
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                MARKET
                                                 SHARES         VALUE
INTEGRATED OIL & GAS-(CONTINUED)

  Series D, 2.38% Floating Rate Pfd.(f)                 29   $  2,900,000
=========================================================================
                                                                5,000,000
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

McLeodUSA Inc.-Wts., expiring 04/16/07(r)           17,844          2,320
-------------------------------------------------------------------------
NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  07/21/00-11/15/00; Cost
  $48,673)(a)(b)(d)(r)                               6,485              0
-------------------------------------------------------------------------
XO Communications, Inc.
  Series A-Wts., expiring 01/16/10(r)                7,518          8,796
-------------------------------------------------------------------------
  Series B-Wts., expiring 01/16/10(r)                3,955          2,966
-------------------------------------------------------------------------
  Series C-Wts., expiring 01/16/10(r)                5,685          3,241
=========================================================================
                                                                   17,323
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.15%

Zurich RegCaPS Funding Trust III, 1.71%
  Floating Rate Pfd. (Acquired 03/17/04-
  06/03/04; Cost $8,980,299)(a)(b)(f)                9,250      9,018,750
=========================================================================

THRIFTS & MORTGAGE FINANCE-0.39%

Fannie Mae-Series K, 3.00% Pfd.                     59,700      3,018,581
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.00%

IWO Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01; Cost $0)(a)(b)(r)                400              4
=========================================================================
    Total Warrants & Other Equity Interests
      (Cost $17,026,090)                                       17,091,927
=========================================================================


                                                PRINCIPAL
                                                 AMOUNT

U.S. MORTGAGE-BACKED SECURITIES-6.78%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-2.21%

Pass Through Ctfs.,
  8.50%, 03/01/10                              $   101,553        107,522
-------------------------------------------------------------------------
  7.00%, 06/01/15 to 06/01/32                      138,514        146,798
-------------------------------------------------------------------------
  6.50%, 04/01/16 to 08/01/32                    1,274,771      1,337,487
-------------------------------------------------------------------------
  5.50%, 09/01/16 to 12/01/33                    8,043,607      8,132,790
-------------------------------------------------------------------------
  6.00%, 04/01/17 to 11/01/33                    6,582,104      6,784,170
-------------------------------------------------------------------------
  7.50%, 09/01/29 to 06/01/30                      736,903        791,661
=========================================================================
                                                               17,300,428
=========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-3.62%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 06/01/31                      537,919        575,923
-------------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32                    1,262,328      1,337,425
-------------------------------------------------------------------------
  6.50%, 09/01/16 to 11/01/31                    5,117,149      5,353,811
-------------------------------------------------------------------------
  6.00%, 07/01/17 to 12/01/32                    3,943,830      4,102,302
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION-(CONTINUED)

  5.00%, 01/01/18 to 09/01/18                  $ 1,733,395   $  1,749,738
-------------------------------------------------------------------------
  4.50%, 06/01/18                                4,269,890      4,209,178
-------------------------------------------------------------------------
  8.50%, 10/01/28                                  164,242        181,171
-------------------------------------------------------------------------
  8.00%, 10/01/30 to 04/01/32                      787,103        852,124
-------------------------------------------------------------------------
  5.50%, 10/01/33 to 12/01/33                    5,554,991      5,584,014
-------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 08/01/19(o)                             2,295,080      2,314,845
-------------------------------------------------------------------------
  5.50%, 08/01/19(o)                             1,005,720      1,034,254
-------------------------------------------------------------------------
  6.00%, 08/01/34(o)                               991,200      1,018,640
=========================================================================
                                                               28,313,425
=========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-0.95%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 01/15/32                      536,298        579,759
-------------------------------------------------------------------------
  8.50%, 11/15/24                                  221,869        244,299
-------------------------------------------------------------------------
  8.00%, 09/20/26                                  136,661        149,791
-------------------------------------------------------------------------
  6.50%, 03/15/31 to 09/15/32                    2,043,077      2,140,955
-------------------------------------------------------------------------
  7.00%, 04/15/31 to 08/15/31                       77,330         82,217
-------------------------------------------------------------------------
  6.00%, 12/15/31 to 02/15/33                    1,858,543      1,916,029
-------------------------------------------------------------------------
  5.50%, 02/15/34                                2,341,782      2,359,450
=========================================================================
                                                                7,472,500
=========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $53,242,066)                                       53,086,353
=========================================================================

-------------------------------------------------------------------------
                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

U.S. GOVERNMENT AGENCY SECURITIES-1.43%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.43%

Unsec. Floating Rate Global Notes,
  3.43%, 02/17/09(p)                           $ 7,000,000   $  6,992,860
-------------------------------------------------------------------------
Unsec. Global Notes,
  3.38%, 12/15/08                                4,300,000      4,207,466
=========================================================================
    Total U.S. Government Agency Securities
      (Cost $11,144,678)                                       11,200,326
=========================================================================


U.S. TREASURY STRIPS-0.72%

5.98%, 11/15/23 (Cost $5,385,796)(s)            16,525,000      5,670,995
=========================================================================

                                                 SHARES

MONEY MARKET FUNDS-0.87%

Liquid Assets Portfolio-Institutional
  Class(t)                                       3,398,721      3,398,721
-------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(t)      3,398,721      3,398,721
=========================================================================
    Total Money Market Funds (Cost
      $6,797,442)                                               6,797,442
=========================================================================
TOTAL INVESTMENTS-98.10% (Cost $767,136,013)                  768,510,377
=========================================================================
OTHER ASSETS LESS LIABILITIES-1.90%                            14,851,011
=========================================================================
NET ASSETS-100.00%                                           $783,361,388
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

AUD  - Australian Dollar
CAD  - Canadian Dollars
Ctfs. - Certificates
Deb. - Debentures
EUR  - Euro
GBP  - British Pound Sterling
Gtd. - Guaranteed
NZD  - New Zealand Dollar
Pfd. - Preferred
RB   - Revenue Bonds

REGS    - Regulation S
Sec.    - Secured
Sr.     - Senior
STRIPS  - Separately Traded Registered Interest and Principal Security
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2004 was $173,815,886, which represented 22.19% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at July 31, 2004 was $88,301,295, which represented 11.27% of the Fund's net assets.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments The aggregate market value of these securities at July 31, 2004 was $4,058,027, which represented 0.53% of the Fund's total investments.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at July 31, 2004 was $15,247, which represented less than 0.01% of the fund's total investments. See Note 1A.
(e) Interest rate is redetermined semi-annually. Rate shown is rate in effect on July 31, 2004.
(f) Interest rate is redetermined quarterly. Rate shown is rate in effect on July 31, 2004.
(g) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 9.
(h) Perpetual bond or note with no specified maturity date.
(i) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(j) Interest on these securities is taxable income to the Fund.
(k) Zero coupon bond issued at a discount. The interest rate shown represents the current yield on July 31, 2004. Bond will convert to a fixed coupon rate at a specified future date.
(l) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(m) Foreign denominated security. Par value is denominated in currency indicated.
(n) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(o) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1G.
(p) Interest rate is redetermined monthly. Rate shown is rate in effect on July 31, 2004.
(q) Non-income producing security.
(r) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(s) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(t) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

ASSETS:

Investments, at market value (cost
  $760,338,571)                               $  761,712,935
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $6,797,442)                                6,797,442
============================================================
    Total investments (cost $767,136,013)        768,510,377
============================================================
Foreign currencies, at value (cost $439,856)         437,975
------------------------------------------------------------
Receivables for:
  Foreign currency contracts closed                   59,280
------------------------------------------------------------
  Investments sold                                 7,723,915
------------------------------------------------------------
  Variation margin                                   543,197
------------------------------------------------------------
  Fund shares sold                                   370,766
------------------------------------------------------------
  Dividends and interest                          11,136,442
------------------------------------------------------------
  Foreign currency contracts outstanding           1,399,401
------------------------------------------------------------
  Amount due from advisor                              6,834
------------------------------------------------------------
  Investments matured (Note 11)                       99,822
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   175,069
------------------------------------------------------------
Other assets                                          50,652
============================================================
    Total assets                                 790,513,730
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            4,363,743
------------------------------------------------------------
  Fund shares reacquired                           1,405,285
------------------------------------------------------------
  Dividends                                          574,913
------------------------------------------------------------
  Foreign currency contracts closed                    1,380
------------------------------------------------------------
  Deferred compensation and retirement plans         221,595
------------------------------------------------------------
Accrued distribution fees                            308,074
------------------------------------------------------------
Accrued trustees' fees                                 1,483
------------------------------------------------------------
Accrued transfer agent fees                          221,603
------------------------------------------------------------
Accrued operating expenses                            54,266
============================================================
    Total liabilities                              7,152,342
============================================================
Net assets applicable to shares outstanding   $  783,361,388
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,062,491,462
------------------------------------------------------------
Undistributed net investment income                2,486,825
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  foreign currency contracts and futures
  contracts                                     (286,283,823)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies, foreign
  currency contracts and futures contracts         4,666,924
============================================================
                                              $  783,361,388
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  384,741,413
____________________________________________________________
============================================================
Class B                                       $  196,236,610
____________________________________________________________
============================================================
Class C                                       $   36,947,467
____________________________________________________________
============================================================
Class R                                       $    1,331,297
____________________________________________________________
============================================================
Investor Class                                $  164,104,601
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           58,832,748
____________________________________________________________
============================================================
Class B                                           29,976,321
____________________________________________________________
============================================================
Class C                                            5,659,918
____________________________________________________________
============================================================
Class R                                              203,845
____________________________________________________________
============================================================
Investor Class                                    25,055,155
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $         6.54
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $6.54 divided
      by 95.25%)                              $         6.87
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $         6.55
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $         6.53
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $         6.53
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $         6.55
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended July 31, 2004

INVESTMENT INCOME:

Interest                                                      $43,142,096
-------------------------------------------------------------------------
Dividends                                                          49,085
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       31,634
=========================================================================
    Total investment income                                    43,222,815
=========================================================================

EXPENSES:

Advisory fees                                                   3,335,042
-------------------------------------------------------------------------
Administrative services fees                                      227,922
-------------------------------------------------------------------------
Custodian fees                                                    107,766
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                       1,034,535
-------------------------------------------------------------------------
  Class B                                                       2,297,863
-------------------------------------------------------------------------
  Class C                                                         397,991
-------------------------------------------------------------------------
  Class R                                                           4,637
-------------------------------------------------------------------------
  Investor Class                                                  349,927
-------------------------------------------------------------------------
Transfer agent fees                                             1,920,778
-------------------------------------------------------------------------
Trustees' and retirement fees                                      22,354
-------------------------------------------------------------------------
Other                                                             549,876
=========================================================================
    Total expenses                                             10,248,691
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (83,102)
=========================================================================
    Net expenses                                               10,165,589
=========================================================================
Net investment income                                          33,057,226
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FOREIGN CURRENCY CONTRACTS
  AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        21,962,790
-------------------------------------------------------------------------
  Foreign currencies                                             (513,793)
-------------------------------------------------------------------------
  Foreign currency contracts                                   (3,316,543)
-------------------------------------------------------------------------
  Futures contracts                                            (3,071,392)
=========================================================================
                                                               15,061,062
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (2,033,253)
-------------------------------------------------------------------------
  Foreign currencies                                              (19,801)
-------------------------------------------------------------------------
  Foreign currency contracts                                    1,399,401
-------------------------------------------------------------------------
  Futures contracts                                             1,903,236
=========================================================================
                                                                1,249,583
=========================================================================
Net gain from investment securities, foreign currencies,
  foreign currency contracts and futures contracts             16,310,645
=========================================================================
Net increase in net assets resulting from operations          $49,367,871
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 33,057,226    $ 27,179,987
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, foreign currency contracts and futures
    contracts                                                   15,061,062      11,078,771
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies, foreign currency
    contracts and futures contracts                              1,249,583       7,481,319
==========================================================================================
    Net increase in net assets resulting from operations        49,367,871      45,740,077
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (24,850,068)    (17,704,359)
------------------------------------------------------------------------------------------
  Class B                                                      (12,157,590)    (11,405,320)
------------------------------------------------------------------------------------------
  Class C                                                       (2,104,961)     (1,943,514)
------------------------------------------------------------------------------------------
  Class R                                                          (52,031)        (20,018)
------------------------------------------------------------------------------------------
  Investor Class                                                (8,381,763)             --
==========================================================================================
    Decrease in net assets resulting from distributions        (47,546,413)    (31,073,211)
==========================================================================================
Share transactions-net:
  Class A                                                      (64,220,848)    159,552,030
------------------------------------------------------------------------------------------
  Class B                                                      (61,960,399)     31,760,268
------------------------------------------------------------------------------------------
  Class C                                                       (5,120,031)      2,667,067
------------------------------------------------------------------------------------------
  Class R                                                          832,304         489,222
------------------------------------------------------------------------------------------
  Investor Class                                               166,418,910              --
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               35,949,936     194,468,587
==========================================================================================
    Net increase in net assets                                  37,771,394     209,135,453
==========================================================================================

NET ASSETS:

  Beginning of year                                            745,589,994     536,454,541
==========================================================================================
  End of year (including undistributed net investment income of $2,486,825 and $3,092,511 for 2004 and 2003,
    respectively)                                             $783,361,388    $745,589,994
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Income Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official

     Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/ event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/ event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions are considered borrowings under the 1940 Act. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The difference between the selling price and the future repurchase price is recorded as realized gain (loss). At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

H. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

J. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended July 31, 2004, AIM waived fees of $859.

    For the period ended July 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $62,416 of expenses incurred by the Fund in connection with matters related to both pending regulatory complaints against INVESCO Funds Group, Inc. ("IFG") alleging market timing and the ongoing market timing investigations with respect to IFG and AIM, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2004, AIM was paid $227,922 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2004, AISI retained $1,049,548 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class R Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the year ended July 31, 2004, the Class A, Class B, Class C, Class R and Investor Class shares paid $1,034,535, $2,297,863, $397,991, $4,637 and $345,983, respectively. AIM reimbursed $3,944 of Investor Class expenses related to an overpayment of prior period Rule 12b-1 fees of the INVESCO Select Income Fund paid to INVESCO Distributors, Inc., the prior distributor of INVESCO Select Income Fund and an AIM affiliate.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended July 31, 2004, AIM Distributors advised the Fund that it retained $110,555 in front-end sales commissions from the sale of Class A shares and $10,146, $21,421, $2,058 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended July 31, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      UNREALIZED
                 MARKET VALUE      PURCHASES         PROCEEDS        APPRECIATION    MARKET VALUE    DIVIDEND     REALIZED
FUND               07/31/03         AT COST         FROM SALES      (DEPRECIATION)     07/31/04       INCOME     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $1,498,983      $140,178,243     $(138,278,505)       $   --        $3,398,721      $16,125      $   --
----------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            1,498,983       140,178,242      (138,278,504)           --         3,398,721       15,509          --
============================================================================================================================
  Total           $2,997,966      $280,356,485     $(276,557,009)       $   --        $6,797,442      $31,634      $   --
____________________________________________________________________________________________________________________________
============================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM and INVESCO funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended July 31, 2004, the Fund engaged in purchases and sales of securities of $156,093 and $0, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2004, the Fund received credits in transfer agency fees of $10,174 and credits in custodian fees of $5,709 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $15,883.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2004, the Fund paid legal fees of $5,842 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--FOREIGN CURRENCY CONTRACTS

OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------
                                        CONTRACT TO
                                 -------------------------                    UNREALIZED
SETTLEMENT DATE     CURRENCY      DELIVER        RECEIVE         VALUE       APPRECIATION
-----------------------------------------------------------------------------------------
09/09/04              GBP         6,255,000    $11,545,479    $11,346,335     $  199,144
-----------------------------------------------------------------------------------------
10/15/04              CAD         9,875,000      7,468,331      7,421,549         46,782
-----------------------------------------------------------------------------------------
10/20/04              AUD        22,300,000     15,954,535     15,518,035        436,500
-----------------------------------------------------------------------------------------
10/20/04              EUR        20,700,000     25,581,060     24,864,085        716,975
=========================================================================================
                                 59,130,000    $60,549,405    $59,150,004     $1,399,401
_________________________________________________________________________________________
=========================================================================================

NOTE 9--FUTURES CONTRACTS

On July 31, 2004, $3,300,000 principal amount of investment grade corporate bonds were pledged as collateral to cover margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               UNREALIZED
                                                               NO. OF          MONTH/           MARKET        APPRECIATION
CONTRACT                                                      CONTRACTS      COMMITMENT         VALUE        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                       319       Sept.-04/Long     $ 67,348,875      $  283,289
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                       688       Sept.-04/Long       75,336,000       1,204,777
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                       60       Sept.-04/Short      (6,643,125)        (28,064)
---------------------------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX E-Trade                                         69        Dec.-04/Long       16,842,900         (62,445)
---------------------------------------------------------------------------------------------------------------------------
U.S. 30 Year Bond                                                153       Sept.-04/Long       16,557,469         505,679
===========================================================================================================================
                                                                                             $169,442,119      $1,903,236
___________________________________________________________________________________________________________________________
===========================================================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $47,546,413    $31,073,211
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2004, the components of net assets on a tax basis were as follows:

                                                                     2004
------------------------------------------------------------------------------
Undistributed ordinary income                                   $    7,315,921
------------------------------------------------------------------------------
Unrealized appreciation (depreciation) -- investments               (5,641,189)
------------------------------------------------------------------------------
Temporary book/tax differences                                        (336,829)
------------------------------------------------------------------------------
Capital loss carryforward                                         (277,715,975)
------------------------------------------------------------------------------
Post-October Capital loss deferral                                  (2,752,002)
------------------------------------------------------------------------------
Shares of beneficial interest                                    1,062,491,462
==============================================================================
Total net assets                                                $  783,361,388
______________________________________________________________________________
==============================================================================

    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts and futures contracts, and differing treatment of bond premium amortization and of defaulted bonds. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation (depreciation) on foreign currencies of $(10,077).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of July 31, 2004 to utilizing $176,897,684 of capital loss carryforward in the fiscal year ended July 31, 2005.

  The Fund utilized $1,423,964 of capital loss carryforward in the current period to offset net realized capital gain for Federal Income Tax purposes. The Fund has a capital loss carryforward as of July 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2005                                                   $  6,461,778
-----------------------------------------------------------------------------
July 31, 2006                                                     16,650,826
-----------------------------------------------------------------------------
July 31, 2007                                                     21,165,364
-----------------------------------------------------------------------------
July 31, 2008                                                     37,943,008
-----------------------------------------------------------------------------
July 31, 2009                                                     30,593,093
-----------------------------------------------------------------------------
July 31, 2010                                                     96,935,672
-----------------------------------------------------------------------------
July 31, 2011                                                     67,966,234
=============================================================================
Total capital loss carryforward                                 $277,715,975
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO Select Income Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2004 was $1,167,074,767 and $1,162,452,500, respectively.

    Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp., which is in default with respect to the principal payments on $2,600,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $  8,483,235
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (14,114,347)
==============================================================================
Net unrealized appreciation of investment securities             $ (5,631,112)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $774,141,489.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, exchangeable senior notes sales, bond premium amortization, paydowns on mortgage backed securities and capital loss carryforward limitations on July 31, 2004, undistributed net investment income was increased by $13,932,996, undistributed net realized gain (loss) was increased by $25,448,971 and shares of beneficial interest decreased by $39,381,967. Further, as a result of tax deferrals acquired in the reorganization of INVESCO Select Income Fund into the Fund on November 3, 2003, undistributed net investment income was decreased by $49,495, undistributed net realized gain (loss) was decreased by $129,080,621 and shares of beneficial interest increased by $129,130,116. These reclassifications had no effect on the net assets of the Fund.

NOTE 13--SHARE INFORMATION

The Fund currently consists of five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              ------------------------------------------------------------
                                                                          2004                            2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      10,509,207    $  69,615,024     34,974,482    $ 227,557,387
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       3,486,485       23,152,163      6,568,344       42,470,135
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,363,257        9,045,558      2,457,437       15,917,589
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         182,093        1,204,694        221,537        1,433,022
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                             3,753,160       24,979,653             --               --
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       2,883,800       19,119,681      2,135,445       13,818,002
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,335,831        8,868,205      1,263,215        8,179,269
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         250,635        1,658,843        228,277        1,474,885
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                           7,873           52,039          3,045           19,965
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                             1,141,666        7,586,388             --               --
==========================================================================================================================
Issued in connection with acquisitions:
  Class A                                                         768,863        5,095,481(b)  27,342,473      187,057,737(c)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                          93,808          622,323(b)   8,116,484       55,594,742(c)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         265,700        1,758,132(b)   1,021,582        6,979,000(c)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                            33,350,556      221,411,294(b)          --               --(c)
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       2,719,060       18,035,639      1,200,781        7,816,358
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,714,995)     (18,035,639)    (1,198,212)      (7,816,358)
==========================================================================================================================
Reacquired:
  Class A                                                     (26,596,888)    (176,086,673)   (42,574,877)    (276,697,454)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (11,571,725)     (76,567,451)   (10,303,838)     (66,667,520)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,662,267)     (17,582,564)    (3,361,539)     (21,704,407)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (64,441)        (424,429)      (147,810)        (963,765)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                           (13,190,227)     (87,558,425)            --               --
==========================================================================================================================
                                                                5,311,451    $  35,949,936     27,946,826    $ 194,468,587
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Investor Class shares commenced sales on September 30, 2003.
(b) As of the open of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Select Income Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Select Income Fund shareholders on October 28, 2003. The acquisition was accomplished by tax-free exchange of 34,478,927 shares of the Fund for 42,791,496 shares of INVESCO Select Income Fund outstanding as of the close of business October 31, 2003. INVESCO Select Income Fund's net assets at that date of $228,887,230 including $3,699,693 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $714,702,935.
(c) As of the open of business on June 23, 2003, the Fund acquired all the net assets of AIM Global Income Fund and AIM Strategic Income Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on February 6, 2003 and AIM Global Income Fund and AIM Strategic Income Fund shareholders on June 4, 2003. The acquisition was accomplished by a tax-free exchange of 36,480,539 shares of the Fund for 15,981,096 shares of AIM Global Income Fund outstanding and 12,468,897 shares of AIM Strategic Income Fund outstanding as of the close of business on June 20, 2003. AIM Global Income Fund's net assets at that date of $146,381,614 including $12,323,096 of unrealized appreciation and AIM Strategic Income Fund's net assets at that date of $103,249,865 including $4,131,358 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $551,945,514.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                          ---------------------------------------------------------------------------------------
                                                                                                     SEVEN MONTHS
                                                            YEAR ENDED JULY 31,                         ENDED         YEAR ENDED
                                          -------------------------------------------------------      JULY 31,      DECEMBER 31,
                                            2004             2003           2002           2001          2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $   6.51         $   6.20       $   6.91       $   7.14      $   7.59        $   8.38
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.28(a)          0.34(a)        0.44(a)(b)     0.53          0.34            0.57
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.15             0.35          (0.70)         (0.23)        (0.47)          (0.81)
=================================================================================================================================
    Total from investment operations          0.43             0.69          (0.26)          0.30         (0.13)          (0.24)
=================================================================================================================================
Less distributions:
  Dividends from net investment income       (0.40)           (0.38)         (0.43)         (0.51)        (0.25)          (0.55)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                             --               --          (0.02)         (0.02)        (0.07)             --
=================================================================================================================================
    Total distributions                      (0.40)           (0.38)         (0.45)         (0.53)        (0.32)          (0.55)
=================================================================================================================================
Net asset value, end of period            $   6.54         $   6.51       $   6.20       $   6.91      $   7.14        $   7.59
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                               6.64%           11.36%         (4.05)%         4.42%        (1.70)%         (2.92)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $384,741         $446,526       $281,966       $346,967      $346,482        $393,414
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets       0.99%(d)(e)      1.02%          0.96%          0.95%         0.97%(f)        0.91%
=================================================================================================================================
Ratio of net investment income to
  average net assets                          4.25%(d)         5.19%          6.57%(b)       7.57%         8.03%(f)        7.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                     155%             141%            70%            83%           43%             78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.45 and the ratio of net investment income to average net assets would have been 6.76%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $413,813,960.
(e) After fee waivers and/or expense reimbursement. Ratio of expenses to average net assets prior to fee waiver and/or expense reimbursements was 1.00% for the year ended July 31, 2004.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                                  CLASS B
                                           --------------------------------------------------------------------------------------
                                                                                                     SEVEN MONTHS
                                                            YEAR ENDED JULY 31,                         ENDED         YEAR ENDED
                                           ------------------------------------------------------      JULY 31,      DECEMBER 31,
                                             2004             2003        2002             2001          2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   6.52         $   6.21    $   6.92         $   7.14      $   7.58        $   8.37
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.23(a)          0.29(a)     0.39(a)(b)       0.48          0.31            0.50
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.15             0.35       (0.70)           (0.23)        (0.47)          (0.80)
=================================================================================================================================
    Total from investment operations           0.38             0.64       (0.31)            0.25         (0.16)          (0.30)
=================================================================================================================================
Less distributions:
  Dividends from net investment income        (0.35)           (0.33)      (0.38)           (0.45)        (0.21)          (0.49)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                              --               --       (0.02)           (0.02)        (0.07)             --
=================================================================================================================================
    Total distributions                       (0.35)           (0.33)      (0.40)           (0.47)        (0.28)          (0.49)
=================================================================================================================================
Net asset value, end of period             $   6.55         $   6.52    $   6.21         $   6.92      $   7.14        $   7.58
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                5.86%           10.53%      (4.76)%           3.67%        (2.09)%         (3.72)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $196,237         $256,642    $216,710         $237,118      $213,926        $244,713
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets        1.74%(d)(e)      1.77%       1.71%            1.71%         1.73%(f)        1.66%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                   3.50%(d)         4.44%       5.82%(b)         6.81%         7.28%(f)        6.36%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                      155%             141%         70%              83%           43%             78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $229,786,285.
(e) After fee waivers and/or expense reimbursement. Ratio of expenses to average net assets prior to fee waiver and/or expense reimbursements was 1.75% for the year ended July 31, 2004.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                                     CLASS C
                                                ---------------------------------------------------------------------------------
                                                                                                     SEVEN MONTHS
                                                               YEAR ENDED JULY 31,                      ENDED         YEAR ENDED
                                                -------------------------------------------------      JULY 31,      DECEMBER 31,
                                                 2004            2003       2002           2001          2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  6.51         $  6.19    $  6.91        $  7.13      $  7.57         $  8.36
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.23(a)         0.29(a)    0.39(a)(b)     0.48         0.31            0.50
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.14            0.36      (0.71)         (0.23)       (0.47)          (0.80)
=================================================================================================================================
    Total from investment operations               0.37            0.65      (0.32)          0.25        (0.16)          (0.30)
=================================================================================================================================
Less distributions:
  Dividends from net investment income            (0.35)          (0.33)     (0.38)         (0.45)       (0.21)          (0.49)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                  --              --      (0.02)         (0.02)       (0.07)             --
=================================================================================================================================
    Total distributions                           (0.35)          (0.33)     (0.40)         (0.47)       (0.28)          (0.49)
=================================================================================================================================
Net asset value, end of period                  $  6.53         $  6.51    $  6.19        $  6.91      $  7.13         $  7.57
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                    5.72%          10.73%     (4.92)%         3.68%       (2.09)%         (3.71)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $36,947         $41,912    $37,769        $44,216      $26,821         $28,202
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets            1.74%(d)(e)     1.77%      1.71%          1.71%        1.73%(f)        1.66%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                           3.50%(d)        4.44%      5.82%(b)       6.81%        7.28%(f)        6.36%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                          155%            141%        70%            83%          43%             78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $39,799,140.
(e) After fee waivers and/or expense reimbursement. Ratio of expenses to average net assets prior to fee waiver and/or expense reimbursements was 1.75% for the year ended July 31, 2004.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                             CLASS R
                                                              --------------------------------------
                                                                                       JUNE 2, 2002
                                                                   YEAR ENDED           (DATE SALES
                                                                    JULY 31,           COMMENCED) TO
                                                              ---------------------      JULY 31,
                                                               2004           2003         2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 6.51         $ 6.20       $ 6.53
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.26(a)        0.32(a)      0.06(a)(b)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.14           0.35        (0.32)
====================================================================================================
    Total from investment operations                            0.40           0.67        (0.26)
====================================================================================================
Less distributions:
  Dividends from net investment income                         (0.38)         (0.36)       (0.05)
----------------------------------------------------------------------------------------------------
  Return of capital                                               --             --        (0.02)
====================================================================================================
    Total distributions                                        (0.38)         (0.36)       (0.07)
====================================================================================================
Net asset value, end of period                                $ 6.53         $ 6.51       $ 6.20
____________________________________________________________________________________________________
====================================================================================================
Total return(c)                                                 6.20%         11.08%       (4.01)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,331         $  509       $   10
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets                         1.24%(d)(e)    1.27%        1.21%(f)
====================================================================================================
Ratio of net investment income to average net assets            4.00%(d)       4.94%        6.32%(b)(f)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(g)                                       155%           141%          70%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.07 and the ratio of net investment income to average net assets would have been 6.51%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $927,371.
(e) After fee waivers and/or expense reimbursement. Ratio of expenses to average net assets prior to fee waiver and/or expense reimbursements was 1.25% for the year ended July 31, 2004.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                INVESTOR CLASS
                                                              ------------------
                                                              SEPTEMBER 30, 2003
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                   JULY 31,
                                                                     2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $   6.71
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.24(a)
--------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                       (0.06)
================================================================================
    Total from investment operations                                   0.18
================================================================================
Less distributions from net investment income                         (0.34)
================================================================================
Net asset value, end of period                                     $   6.55
________________________________________________________________________________
================================================================================
Total return(b)                                                        2.67%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $164,105
________________________________________________________________________________
================================================================================
Ratio of expense net assets:
  With fee waivers and expense reimbursements                          1.00%(c)
--------------------------------------------------------------------------------
  Without fee waivers and expense reimbursement                        1.01%(c)
________________________________________________________________________________
================================================================================
Ratio of net investment income to average net assets                   4.24%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                              155%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $167,964,982.
(d)  Not annualized for period shown.

NOTE 15--LEGAL PROCEEDINGS

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to
Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, has reached an agreement in principle with certain regulators to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, also has reached an agreement in principle with certain regulators to resolve investigations related to market timing activity in the AIM Funds. AIM expects that its wholly owned subsidiary A I M Distributors, Inc. ("ADI"), the distributor of the Fund's shares, also will be included as a party in the settlement with respect to AIM. In addition, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits, as described more fully below. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Agreements in Principle and Settled Enforcement Actions Related to Market Timing

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the State of New York, acting through the office of the state Attorney General ("NYAG"), filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. At the time these proceedings were filed Mr. Cunningham held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. Mr. Cunningham is no longer affiliated with AIM. In addition, on December 2, 2003, the State of Colorado, acting through the office of the state Attorney General ("COAG"), filed civil proceedings against IFG. Each of the SEC, NYAG and COAG complaints alleged, in substance, that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. Neither the Fund nor any of the other AIM or INVESCO Funds were named as a defendant in any of these proceedings. AIM and certain of its current and former officers also have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the COAG, the NYAG and the staff of the SEC to resolve the civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators. It has subsequently been agreed with the SEC that, in addition to AIM, ADI will be a named party in the settlement of the SEC's investigation.

  Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM and ADI will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM, ADI and IFG as well as the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

  Despite the agreements in principle discussed above, there can be no assurance that AMVESCAP will be able to reach a satisfactory final settlement with the regulators, or that any such final settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. ("IINA"), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI are expected to total $375 million. Additionally, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM or INVESCO Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

  On September 8, 2004, Mr. Cunningham's law firm issued a press release announcing that Mr. Cunningham had agreed to resolve the civil actions against him by paying the SEC and the NYAG a $500,000 civil penalty, to accept a two-year ban from the securities industry and to accept a five-year ban from serving as an officer or director in the securities industry.

  On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

Ongoing Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Ongoing Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and related defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively promote the sale of the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Intermediate Government Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Intermediate Government Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Intermediate Government Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 17, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

July 31, 2004

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
U.S. MORTGAGE-BACKED SECURITIES-77.81%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-13.31%

Pass Through Ctfs.,
  9.00%, 12/01/05 to 04/01/25                  $  4,501,566   $    5,037,316
----------------------------------------------------------------------------
  8.00%, 07/01/06 to 11/17/30                     8,238,583        8,956,157
----------------------------------------------------------------------------
  8.50%, 07/01/07 to 10/01/29                     3,611,526        3,928,491
----------------------------------------------------------------------------
  7.00%, 11/01/10 to 01/01/34                    23,024,013       24,419,440
----------------------------------------------------------------------------
  6.50%, 02/01/11 to 01/01/34                    48,113,287       50,788,253
----------------------------------------------------------------------------
  10.00%, 11/01/11 to 04/01/20                    1,430,161        1,604,415
----------------------------------------------------------------------------
  12.00%, 02/01/13                                    2,860            3,219
----------------------------------------------------------------------------
  6.00%, 06/01/17 to 05/01/33                       537,836          554,707
----------------------------------------------------------------------------
  4.50%, 05/01/19                                11,869,546       11,686,204
----------------------------------------------------------------------------
  10.50%, 08/01/19 to 01/01/21                      280,315          313,390
----------------------------------------------------------------------------
  9.50%, 11/01/20 to 04/01/25                     1,106,410        1,245,784
----------------------------------------------------------------------------
  7.50%, 09/01/29 to 09/01/30                    12,558,470       13,491,642
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 08/01/15(a)                             10,914,540       10,996,137
============================================================================
                                                                 133,025,155
============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-51.88%

Pass Through Ctfs.,
  8.50%, 01/01/07 to 10/01/30                    19,579,935       21,679,505
----------------------------------------------------------------------------
  7.50%, 07/01/10 to 07/01/32                    12,494,456       13,389,553
----------------------------------------------------------------------------
  7.00%, 05/01/11 to 08/01/34                    52,702,141       55,813,890
----------------------------------------------------------------------------
  8.00%, 02/01/12 to 08/01/32                    38,460,649       41,527,806
----------------------------------------------------------------------------
  6.50%, 05/01/13 to 07/01/34                    93,427,456       98,526,918
----------------------------------------------------------------------------
  6.00%, 10/01/13 to 11/01/33                   125,930,031      130,659,178
----------------------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22                       249,586          281,900
----------------------------------------------------------------------------
  5.00%, 01/01/17 to 11/01/33                    11,931,332       11,928,843
----------------------------------------------------------------------------
  4.50%, 05/01/18 to 06/01/18                    24,996,019       24,640,613
----------------------------------------------------------------------------
  10.00%, 12/20/19 to 12/20/21                    1,409,789        1,579,434
----------------------------------------------------------------------------
  10.34%, 04/20/25                                  487,852          553,137
----------------------------------------------------------------------------
  5.50%, 02/01/32 to 12/01/33                    51,775,790       52,067,802
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 08/01/19(a)                             31,718,794       32,618,700
----------------------------------------------------------------------------
  5.00%, 08/01/19 to 08/01/34(a)                 28,913,320       28,507,594
----------------------------------------------------------------------------
  6.00%, 08/01/34(a)                              4,807,000        4,940,076
============================================================================
                                                                 518,714,949
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-12.62%

Pass Through Ctfs.,
  6.00%, 10/15/08 to 08/15/33                  $ 15,927,245   $   16,427,312
----------------------------------------------------------------------------
  6.50%, 10/15/08 to 07/15/34                    61,137,611       64,172,604
----------------------------------------------------------------------------
  7.00%, 10/15/08 to 06/15/33                     9,009,260        9,641,869
----------------------------------------------------------------------------
  9.00%, 10/15/08 to 04/15/21                       201,453          224,363
----------------------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23                       853,171          958,157
----------------------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24                    1,930,215        2,166,481
----------------------------------------------------------------------------
  11.00%, 12/15/09 to 10/15/15                       17,385           19,441
----------------------------------------------------------------------------
  12.50%, 11/15/10                                    7,644            8,713
----------------------------------------------------------------------------
  13.00%, 01/15/11 to 12/15/14                       92,941          107,865
----------------------------------------------------------------------------
  13.50%, 04/15/11 to 04/15/15                      116,335          134,107
----------------------------------------------------------------------------
  12.00%, 02/15/13 to 07/15/15                      101,202          116,191
----------------------------------------------------------------------------
  10.50%, 02/15/16                                   13,246           14,979
----------------------------------------------------------------------------
  5.00%, 11/15/17 to 02/15/18                    27,822,074       28,309,219
----------------------------------------------------------------------------
  8.00%, 01/15/22 to 06/15/27                     3,110,371        3,420,781
----------------------------------------------------------------------------
  7.50%, 03/15/26 to 08/15/28                       413,890          445,972
============================================================================
                                                                 126,168,054
============================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $779,230,011)                                        777,908,158
============================================================================

U.S. GOVERNMENT AGENCY SECURITIES-15.38%

FEDERAL FARM CREDIT BANK-1.49%

Bonds,
  6.00%, 06/11/08                                 4,490,000        4,858,793
----------------------------------------------------------------------------
Medium Term Notes,
  5.75%, 12/07/28                                10,000,000       10,036,660
============================================================================
                                                                  14,895,453
============================================================================

FEDERAL HOME LOAN BANK-2.59%

Unsec. Bonds,
  6.50%, 11/15/05                                 2,000,000        2,101,401
----------------------------------------------------------------------------
  7.25%, 02/15/07                                 5,500,000        6,039,675
----------------------------------------------------------------------------
  4.88%, 05/15/07                                16,000,000       16,659,532
----------------------------------------------------------------------------
  5.48%, 01/08/09                                 1,000,000        1,061,767
============================================================================
                                                                  25,862,375
============================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-6.92%

Unsec. Global Notes,
  4.38%, 02/04/10(b)                             52,200,000       51,725,897
----------------------------------------------------------------------------
  4.75%, 12/08/10(b)                             17,500,000       17,492,475
============================================================================
                                                                  69,218,372
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------


FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.18%

Series B, Unsec. Medium Term Notes,
  6.47%, 09/25/12                              $ 10,550,000   $   11,745,737
============================================================================

PRIVATE EXPORT FUNDING COMPANY-2.01%

Series G, Sec. Gtd. Notes,
  6.67%, 09/15/09                                 3,900,000        4,349,163
----------------------------------------------------------------------------
Series J, Sec. Gtd. Notes,
  7.65%, 05/15/06                                 7,000,000        7,590,621
----------------------------------------------------------------------------
Series UU, Sec. Gtd. Notes,
  7.95%, 11/01/06                                 8,000,000        8,126,979
============================================================================
                                                                  20,066,763
============================================================================

TENNESSEE VALLEY AUTHORITY-1.19%

Series G, Global Bonds,
  5.38%, 11/13/08                                11,250,000       11,903,999
============================================================================
    Total U.S. Government Agency Securities
      (Cost $152,241,761)                                        153,692,699
============================================================================

U.S. TREASURY SECURITIES-8.03%

U.S. TREASURY BILLS-0.98%

1.63%, 01/31/05(c)                                8,400,000        8,398,031
----------------------------------------------------------------------------
6.75%, 05/15/05(c)                                1,300,000        1,348,648
============================================================================
                                                                   9,746,679
============================================================================


                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

U.S. TREASURY NOTES-4.79%

4.63%, 05/15/06                                $ 19,800,000   $   20,502,281
----------------------------------------------------------------------------
12.75%, 11/15/10                                 11,700,000       13,242,938
----------------------------------------------------------------------------
4.00%, 11/15/12                                   7,500,000        7,337,110
----------------------------------------------------------------------------
4.25%, 08/15/13                                   6,900,000        6,810,516
============================================================================
                                                                  47,892,845
============================================================================

U.S. TREASURY BONDS-1.90%

7.50%, 11/15/16 to 11/15/24                      14,950,000       18,972,149
============================================================================

U.S. TREASURY STRIPS-0.36%

6.79%, 11/15/18(d)                                7,750,000        3,636,445
============================================================================
    Total U.S. Treasury Securities (Cost
      $78,741,520)                                                80,248,118
============================================================================

                                                  SHARES

MONEY MARKET FUNDS-13.39%

Government & Agency Portfolio-Institutional
  Class (Cost $133,893,250)(e)                  133,893,250      133,893,250
============================================================================
TOTAL INVESTMENTS-114.61% (Cost
  $1,144,106,542)                                              1,145,742,225
============================================================================
OTHER ASSETS LESS LIABILITIES-(14.61%)                          (146,024,197)
============================================================================
NET ASSETS-100.00%                                            $  999,718,028
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Gtd.    - Guaranteed
Sec.    - Secured
STRIPS  - Separately Traded Registered Interest and Principal Security
TBA     - To Be Announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security purchased on a forward commitment basis. These securities are subject to dollar roll transactions. See Note 1F.
(b) Principal amount has been deposited in escrow with broker as collateral for reverse repurchase agreements outstanding at July 31, 2004.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

ASSETS:

Investments, at market value (cost
  $1,010,213,292)                             $1,011,848,975
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $133,893,250)                            133,893,250
============================================================
    Total investments (cost $1,144,106,542)    1,145,742,225
============================================================
Receivables for:
  Investments sold                                 4,229,990
------------------------------------------------------------
  Fund shares sold                                   894,562
------------------------------------------------------------
  Dividends and interest                           7,439,620
------------------------------------------------------------
  Principal paydowns                                  24,553
------------------------------------------------------------
  Amount due from advisor                              3,358
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                    95,767
------------------------------------------------------------
Other assets                                          77,554
============================================================
    Total assets                               1,158,507,629
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Accrued interest expense                            10,614
------------------------------------------------------------
  Investments purchased                           87,024,536
------------------------------------------------------------
  Fund shares reacquired                           2,485,320
------------------------------------------------------------
  Dividends                                          451,528
------------------------------------------------------------
  Reverse repurchase agreements                   67,978,000
------------------------------------------------------------
  Deferred compensation and retirement plans         132,672
------------------------------------------------------------
Accrued distribution fees                            488,897
------------------------------------------------------------
Accrued trustees' fees                                 1,696
------------------------------------------------------------
Accrued transfer agent fees                           52,968
------------------------------------------------------------
Accrued operating expenses                           163,370
============================================================
    Total liabilities                            158,789,601
============================================================
Net assets applicable to shares outstanding   $  999,718,028
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,058,086,423
------------------------------------------------------------
Undistributed net investment income                  (60,098)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                          (59,943,980)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                       1,635,683
============================================================
                                              $  999,718,028
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  462,804,241
____________________________________________________________
============================================================
Class B                                       $  376,960,246
____________________________________________________________
============================================================
Class C                                       $   78,759,741
____________________________________________________________
============================================================
Class R                                       $    4,422,398
____________________________________________________________
============================================================
Investor Class                                $   76,771,402
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           51,370,380
____________________________________________________________
============================================================
Class B                                           41,711,697
____________________________________________________________
============================================================
Class C                                            8,748,466
____________________________________________________________
============================================================
Class R                                              490,606
____________________________________________________________
============================================================
Investor Class                                     8,516,609
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $         9.01
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.01 divided
      by 95.25%)                              $         9.46
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $         9.04
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $         9.00
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $         9.01
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $         9.01
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended July 31, 2004

INVESTMENT INCOME:

Interest                                                      $46,939,128
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      662,672
=========================================================================
    Total investment income                                    47,601,800
=========================================================================

EXPENSES:

Advisory fees                                                   4,380,063
-------------------------------------------------------------------------
Administrative services fees                                      301,305
-------------------------------------------------------------------------
Custodian fees                                                    122,081
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                       1,226,616
-------------------------------------------------------------------------
  Class B                                                       4,879,364
-------------------------------------------------------------------------
  Class C                                                       1,024,882
-------------------------------------------------------------------------
  Class R                                                          18,812
-------------------------------------------------------------------------
  Investor Class                                                  120,794
-------------------------------------------------------------------------
Interest                                                          831,333
-------------------------------------------------------------------------
Transfer agent fees                                             2,430,172
-------------------------------------------------------------------------
Trustees' and retirement fees                                      28,410
-------------------------------------------------------------------------
Other                                                             744,619
=========================================================================
    Total expenses                                             16,108,451
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (120,867)
=========================================================================
    Net expenses                                               15,987,584
=========================================================================
Net investment income                                          31,614,216
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities            (3,613,531)
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                    6,973,548
=========================================================================
Net gain from investment securities                             3,360,017
=========================================================================
Net increase in net assets resulting from operations          $34,974,233
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   31,614,216    $   44,215,132
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (3,613,531)       16,683,688
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                          6,973,548       (27,772,540)
==============================================================================================
    Net increase in net assets resulting from operations          34,974,233        33,126,280
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (24,212,763)      (26,079,182)
----------------------------------------------------------------------------------------------
  Class B                                                        (20,411,485)      (26,326,300)
----------------------------------------------------------------------------------------------
  Class C                                                         (4,304,998)       (5,528,766)
----------------------------------------------------------------------------------------------
  Class R                                                           (176,822)          (50,065)
----------------------------------------------------------------------------------------------
  Investor Class                                                  (2,950,092)               --
==============================================================================================
    Total distributions from net investment income               (52,056,160)      (57,984,313)
==============================================================================================
Share transactions-net:
  Class A                                                       (168,638,127)      177,560,836
----------------------------------------------------------------------------------------------
  Class B                                                       (271,162,557)       51,686,953
----------------------------------------------------------------------------------------------
  Class C                                                        (57,106,581)       12,514,743
----------------------------------------------------------------------------------------------
  Class R                                                            444,990         4,114,325
----------------------------------------------------------------------------------------------
  Investor Class                                                  78,685,852                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (417,776,423)      245,876,857
==============================================================================================
    Net increase (decrease) in net assets                       (434,858,350)      221,018,824
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,434,576,378     1,213,557,554
==============================================================================================
  End of year (including undistributed net investment income of $(60,098) and $574,843 for 2004 and 2003,
    respectively)                                             $  999,718,028    $1,434,576,378
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Intermediate Government Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions are considered borrowings under the 1940 Act. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The difference between the selling price and the future repurchase price is recorded as realized gain (loss). At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended July 31, 2004, AIM waived fees of $11,188.

    For the period ended July 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $83,038 of expenses incurred by the Fund in connection with matters related to both pending regulatory complaints against INVESCO Funds Group, Inc. ("IFG") alleging market timing and the ongoing market timing investigations with respect to IFG and AIM, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses, along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2004, AIM was paid $301,305 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2004, AISI retained $1,451,424 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class R Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the year ended July 31, 2004, the Class A, Class B, Class C, Class R and Investor Class shares paid $1,226,616, $4,879,364, $1,024,882,
$18,812 and $111,334, respectively. AIM reimbursed $9,460 of Investor Class expenses related to an overpayment of prior period Rule 12b-1 fees of the INVESCO U.S. Government Securities Fund paid to INVESCO Distributors, Inc., the prior distributor of INVESCO U.S. Government Securities Fund, an AIM affiliate.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended July 31, 2004, AIM Distributors advised the Fund that it retained $151,406 in front-end sales commissions from the sale of Class A shares and $246,868, $21,138, $29,839 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended July 31, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED         MARKET
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               07/31/03          AT COST          FROM SALES       (DEPRECIATION)      07/31/04        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Government &
  Agency
  Portfolio-
  Institutional
  Class          $132,830,068     $1,241,995,480    $(1,240,932,298)       $   --        $133,893,250     $662,672       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2004, the Fund received credits in transfer agency fees of $14,044 and credits in custodian fees of $3,137 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $17,181.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2004, the Fund paid legal fees of $7,303 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities subsequently will be repurchased as specified in the agreements. During the year ended July 31, 2004, the average borrowings for the number of days outstanding was $73,382,150 with a weighted average interest rate of 1.13% and interest expense of $831,333.

    Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions from ordinary income                            $52,056,160    $57,984,313
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
----------------------------------------------------------------------------
Undistributed ordinary income                                 $      117,080
----------------------------------------------------------------------------
Unrealized appreciation -- investments                               849,911
----------------------------------------------------------------------------
Temporary book/tax differences                                      (114,196)
----------------------------------------------------------------------------
Capital loss carryforward                                        (45,839,387)
----------------------------------------------------------------------------
Post-October capital loss deferral                               (13,381,803)
----------------------------------------------------------------------------
Shares of beneficial interest                                  1,058,086,423
============================================================================
Total net assets                                              $  999,718,028
____________________________________________________________________________
============================================================================

    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales and the treatment of bond premium amortization.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of July 31, 2004 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
July 31, 2007                                                  $20,298,822
---------------------------------------------------------------------------
July 31, 2008                                                    9,400,360
---------------------------------------------------------------------------
July 31, 2011                                                      377,217
---------------------------------------------------------------------------
July 31, 2012                                                   15,762,988
===========================================================================
Total capital loss carryforward                                $45,839,387
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003 the date of reorganization of INVESCO U.S. Government Securities Fund into the Fund are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2004 was $1,603,793,973 and $1,912,276,127, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 9,257,791
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (8,407,880)
===============================================================================
Net unrealized appreciation of investment securities               $   849,911
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $1,144,892,314.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of paydowns on mortgage backed securities, bond premium amortizations and reorganization transactions on July 31, 2004, undistributed net investment income was increased by $19,818,874 and undistributed net realized gain (loss) was decreased by $19,818,874. Further, as a result of tax deferrals acquired in the reorganization of INVESCO U.S. Government Securities Fund into the Fund on November 24, 2003, undistributed net investment income was decreased by $11,871, undistributed net realized gain (loss) was decreased by $402,940 and shares of beneficial interest increased by $414,811. These reclassifications had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                                CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED JULY 31,
                                                              ---------------------------------------------------------------
                                                                          2004                             2003
                                                              ----------------------------    -------------------------------
                                                                SHARES          AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      31,583,939    $ 288,510,314     220,216,980    $ 2,079,496,949
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       4,337,954       39,810,996      39,224,867        371,793,547
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,182,666       19,991,367      15,772,023        148,860,238
-----------------------------------------------------------------------------------------------------------------------------
  Class R                                                         393,399        3,601,416         640,841          6,006,843
-----------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                             1,017,858        9,313,513              --                 --
=============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       2,316,710       21,181,595       2,298,707         21,695,397
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,786,445       16,400,177       2,246,868         21,273,356
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                         367,396        3,358,535         462,683          4,365,869
-----------------------------------------------------------------------------------------------------------------------------
  Class R                                                          18,224          166,422           5,158             48,588
-----------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                               306,566        2,798,507              --                 --
=============================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                         517,741        4,773,211              --                 --
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                         115,186        1,065,926              --                 --
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                         271,140        2,498,508              --                 --
-----------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                            10,784,102       99,480,732              --                 --
=============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       3,411,127       31,202,564       2,912,619         27,474,869
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,400,020)     (31,202,564)     (2,902,708)       (27,474,869)
=============================================================================================================================
Reacquired:
  Class A                                                     (56,265,272)    (514,305,811)   (206,614,068)    (1,951,106,379)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (32,388,466)    (297,237,092)    (33,209,518)      (313,905,081)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (9,072,717)     (82,954,991)    (14,941,292)      (140,711,364)
-----------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (363,960)      (3,322,848)       (206,681)        (1,941,106)
-----------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                            (3,591,917)     (32,906,900)             --                 --
=============================================================================================================================
                                                              (45,671,899)   $(417,776,423)     25,906,479    $   245,876,857
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Investor Class shares commenced sales on September 30, 2003.
(b) As of the open of business on November 24, 2003, the Fund acquired all of the net assets of INVESCO U.S. Government Securities Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO U.S. Government Securities Fund shareholders on October 28, 2003. The acquisition was accomplished by a tax-free exchange of 11,688,169 shares of the Fund for 14,502,725 shares of INVESCO U.S. Government Securities Fund outstanding as of the close of business on November 21, 2003. INVESCO U.S. Government Securities Fund's net assets at that date of $107,818,377 including $(775,060) of unrealized appreciation (depreciation), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $11,119,380,636.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             CLASS A
                                 ------------------------------------------------------------------------------------------------
                                                                                                     SEVEN MONTHS
                                                      YEAR ENDED JULY 31,                               ENDED         YEAR ENDED
                                 --------------------------------------------------------------        JULY 31,      DECEMBER 31,
                                   2004                 2003            2002             2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $   9.15             $   9.28        $   9.08         $   8.77        $   8.80        $   9.58
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income              0.29(a)              0.33(a)         0.43(b)          0.50(a)         0.34            0.60
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  0.02                (0.04)           0.23             0.35           (0.03)          (0.78)
=================================================================================================================================
    Total from investment
      operations                     0.31                 0.29            0.66             0.85            0.31           (0.18)
=================================================================================================================================
Less distributions from net
  investment income                 (0.45)               (0.42)          (0.46)           (0.54)          (0.34)          (0.60)
=================================================================================================================================
Net asset value, end of period   $   9.01             $   9.15        $   9.28         $   9.08        $   8.77        $   8.80
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                      3.45%                3.03%           7.39%            9.91%           3.55%          (1.87)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                       $462,804             $639,002        $473,104         $302,391        $221,636        $238,957
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets (including
  interest expense)                  1.01%(d)(e)          0.90%           0.94%            1.32%           1.25%(f)        1.08%
=================================================================================================================================
Ratio of expenses to average
  net assets (excluding
  interest expense)                  0.94%(d)(e)          0.89%           0.90%            0.93%           0.98%(f)        0.89%
=================================================================================================================================
Ratio of net investment income
  to average net assets              3.15%(d)             3.47%           4.58%(b)         5.61%           6.61%(f)        6.60%
=================================================================================================================================
Ratio of interest expense to
  average net assets                 0.07%(d)             0.01%           0.04%            0.39%           0.27%(f)        0.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)            142%                 275%            146%             194%             65%            141%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset backed securities as adjustments to net investment income. Had the fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the investment income per share would have been $0.47 and the ratio of net investment income to average net assets would have been 5.09%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not include sales charges.
(d)  Ratios are based on average daily net assets of $490,646,614.
(e) After fee waivers and/or reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or reimbursements was 1.02% including interest expense and 0.95% excluding interest expense.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                            CLASS B
                              ---------------------------------------------------------------------------------------------------
                                                                                                  SEVEN MONTHS
                                                   YEAR ENDED JULY 31,                               ENDED            YEAR ENDED
                              --------------------------------------------------------------        JULY 31,         DECEMBER 31,
                                2004                 2003            2002             2001            2000               1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                   $   9.18             $   9.31        $   9.11         $   8.79        $   8.82           $   9.59
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income           0.22(a)              0.26(a)         0.37(b)          0.44(a)         0.30               0.53
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and unrealized)      0.02                (0.04)           0.22             0.35           (0.04)             (0.77)
=================================================================================================================================
    Total from investment
      operations                  0.24                 0.22            0.59             0.79            0.26              (0.24)
=================================================================================================================================
Less distributions from net
  investment income              (0.38)               (0.35)          (0.39)           (0.47)          (0.29)             (0.53)
=================================================================================================================================
Net asset value, end of
  period                      $   9.04             $   9.18        $   9.31         $   9.11        $   8.79           $   8.82
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                   2.68%                2.30%           6.58%            9.17%           3.05%             (2.56)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)              $376,960             $654,305        $613,306         $269,677        $177,032           $228,832
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets (including
  interest expense)               1.76%(d)(e)          1.65%           1.69%            2.08%           2.01%(f)           1.85%
=================================================================================================================================
Ratio of expenses to average
  net assets (excluding
  interest expense)               1.69%(d)(e)          1.64%           1.65%            1.69%           1.74%(f)           1.66%
=================================================================================================================================
Ratio of net investment
  income to average net
  assets                          2.40%(d)             2.72%           3.83%(b)         4.85%           5.85%(f)           5.83%
=================================================================================================================================
Ratio of interest expense to
  average net assets              0.07%(d)             0.01%           0.04%            0.39%           0.27%(f)           0.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)         142%                 275%            146%             194%             65%               141%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset backed securities as adjustments to net investment income. Had the fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not include sales charges.
(d)  Ratios are based on average daily net assets of $487,936,357.
(e) After fee waivers and/or reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or reimbursements was 1.77% including interest expense and 1.70% excluding interest expense.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                              CLASS C
                                  -----------------------------------------------------------------------------------------------
                                                                                                     SEVEN MONTHS
                                                      YEAR ENDED JULY 31,                               ENDED         YEAR ENDED
                                  ------------------------------------------------------------         JULY 31,      DECEMBER 31,
                                   2004                 2003            2002            2001             2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $  9.15             $   9.27        $   9.08         $  8.77         $  8.79         $  9.56
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income              0.22(a)              0.26(a)         0.37(b)         0.44(a)         0.30            0.53
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  0.01                (0.03)           0.21            0.34           (0.03)          (0.77)
=================================================================================================================================
    Total from investment
      operations                     0.23                 0.23            0.58            0.78            0.27           (0.24)
=================================================================================================================================
Less distributions from net
  investment income                 (0.38)               (0.35)          (0.39)          (0.47)          (0.29)          (0.53)
=================================================================================================================================
Net asset value, end of period    $  9.00             $   9.15        $   9.27         $  9.08         $  8.77         $  8.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                      2.58%                2.42%           6.48%           9.08%           3.18%          (2.57)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $78,760             $137,213        $127,114         $59,915         $34,206         $39,011
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets (including interest
  expense)                           1.76%(d)(e)          1.65%           1.69%           2.08%           2.01%(f)        1.85%
=================================================================================================================================
Ratio of expenses to average net
  assets (excluding interest
  expense)                           1.69%(d)(e)          1.64%           1.65%           1.69%           1.74%(f)        1.66%
=================================================================================================================================
Ratio of net investment income
  to average net assets              2.40%(d)             2.72%           3.83%(b)        4.85%           5.85%(f)        5.83%
=================================================================================================================================
Ratio of interest expense to
  average net assets                 0.07%(d)             0.01%           0.04%           0.39%           0.27%(f)        0.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)            142%                 275%            146%            194%             65%            141%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset backed securities as adjustments to net investment income. Had the fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not include sales charges.
(d)  Ratios are based on average daily net assets of $102,488,198.
(e) After fee waivers and/or reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or reimbursements was 1.77% including interest expense and 1.70% excluding interest expense.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                             CLASS R
                                                              --------------------------------------
                                                                                       JUNE 3, 2002
                                                                   YEAR ENDED           (DATE SALES
                                                                    JULY 31,           COMMENCED) TO
                                                              ---------------------      JULY 31,
                                                               2004           2003         2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 9.16         $ 9.27       $ 9.13
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.27(a)        0.30(a)      0.07(b)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.01          (0.02)        0.14
====================================================================================================
    Total from investment operations                            0.28           0.28         0.21
====================================================================================================
Less distributions from net investment income                  (0.43)         (0.39)       (0.07)
====================================================================================================
Net asset value, end of period                                $ 9.01         $ 9.16       $ 9.27
____________________________________________________________________________________________________
====================================================================================================
Total return(c)                                                 3.08%          2.99%        2.34%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $4,422         $4,057       $   34
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets (including interest
  expense)                                                      1.26%(d)       1.15%        1.19%(f)
====================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense)                                                      1.19%(d)       1.14%        1.15%(f)
====================================================================================================
Ratio of net investment income to average net assets            2.90%(d)       3.22%        4.33%(b)(e)
====================================================================================================
Ratio of interest expense to average net assets                 0.07%(d)       0.01%        0.04%(f)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(g)                                       142%           275%         146%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset backed securities as adjustments to net investment income. Had the fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 4.85%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $3,762,504.
(e) After fee waivers and/or reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or reimbursements was 1.27% including interest expense and 1.20% excluding interest expense.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                  INVESTOR CLASS
                                                                ------------------
                                                                SEPTEMBER 30, 2003
                                                                   (DATE SALES
                                                                  COMMENCED) TO
                                                                     JULY 31,
                                                                       2004
----------------------------------------------------------------------------------
Net asset value, beginning of period                                 $  9.30
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.24(a)
==================================================================================
  Net gains on securities (both realized and unrealized)               (0.15)
==================================================================================
    Total from investment operations                                    0.09
==================================================================================
Less distributions from net investment income                          (0.38)
==================================================================================
Net asset value, end of period                                       $  9.01
__________________________________________________________________________________
==================================================================================
Total return(b)                                                         1.02%
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000's omitted)                            $76,771
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets (including interest
  expense)                                                              0.98%(c)(d)
==================================================================================
Ratio of expenses to average net assets (excluding interest
  expense)                                                              0.91%(c)(d)
==================================================================================
Ratio of net investment income to average net assets                    3.18%(c)
==================================================================================
Ratio of interest expense to average net assets                         0.07%(c)
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate(e)                                               142%
__________________________________________________________________________________
==================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions. Total return is not annualized for any period less than one year.
(c) Ratios are annualized and based on average daily net assets of $70,224,835.
(d) After fee waivers and/or reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or reimbursements was 1.00% including interest expense and 0.93% excluding interest expense.
(e)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to
Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, has reached an agreement in principle with certain regulators to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, also has reached an agreement in principle with certain regulators to resolve investigations related to market timing activity in the AIM Funds. AIM expects that its wholly owned subsidiary A I M Distributors, Inc. ("ADI"), the distributor of the Fund's shares, also will be included as a party in the settlement with respect to AIM. In addition, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits, as described more fully below. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Agreements in Principle and Settled Enforcement Actions Related to Market Timing

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the State of New York, acting through the office of the state Attorney General ("NYAG"), filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. At the time these proceedings were filed Mr. Cunningham held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. Mr. Cunningham is no longer affiliated with AIM. In addition, on December 2, 2003, the State of Colorado, acting through the office of the state Attorney General ("COAG"), filed civil proceedings against IFG. Each of the SEC, NYAG and COAG complaints alleged, in substance, that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. Neither the Fund nor any of the other AIM or INVESCO Funds were named as a defendant in any of these proceedings. AIM and certain of its current and former officers also have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the COAG, the NYAG and the staff of the SEC to resolve the civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators. It has subsequently been agreed with the SEC that, in addition to AIM, ADI will be a named party in the settlement of the SEC's investigation.

  Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM and ADI will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM, ADI and IFG as well as the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

  Despite the agreements in principle discussed above, there can be no assurance that AMVESCAP will be able to reach a satisfactory final settlement with the regulators, or that any such final settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. ("IINA"), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI are expected to total $375 million. Additionally, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM or INVESCO Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

  On September 8, 2004, Mr. Cunningham's law firm issued a press release announcing that Mr. Cunningham had agreed to resolve the civil actions against him by paying the SEC and the NYAG a $500,000 civil penalty, to accept a two-year ban from the securities industry and to accept a five-year ban from serving as an officer or director in the securities industry.

  On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

Ongoing Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Ongoing Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and related defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively promote the sale of the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Limited Maturity Treasury Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Limited Maturity Treasury Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Limited Maturity Treasury Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 17, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

July 31, 2004

                                                            PAR
                                               MATURITY    (000)       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY NOTES--99.34%
2.00%                                          08/31/05   $35,800   $ 35,760,844
--------------------------------------------------------------------------------
1.63%                                          09/30/05    35,800     35,581,844
--------------------------------------------------------------------------------
1.63%                                          10/31/05    35,900     35,636,359
--------------------------------------------------------------------------------
1.88%                                          11/30/05    35,900     35,714,890
--------------------------------------------------------------------------------
1.88%                                          12/31/05    35,800     35,570,656
--------------------------------------------------------------------------------
1.88%                                          01/31/06    35,800     35,525,906
--------------------------------------------------------------------------------
1.63%                                          02/28/06    35,900     35,445,641
--------------------------------------------------------------------------------
1.50%                                          03/31/06    35,800     35,229,438
--------------------------------------------------------------------------------
2.25%                                          04/30/06    35,800     35,615,272
--------------------------------------------------------------------------------
2.50%                                          05/31/06    35,800     35,733,054
--------------------------------------------------------------------------------
2.75%                                          06/30/06    35,800     35,867,304
--------------------------------------------------------------------------------
2.75%                                          07/31/06    35,000     35,060,305
================================================================================
TOTAL INVESTMENTS (Cost $428,828,951)--99.34%                        426,741,513
================================================================================
OTHER ASSETS LESS LIABILITIES--0.66%                                   2,825,558
================================================================================
NET ASSETS--100.00%                                                 $429,567,071
________________________________________________________________________________
================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

ASSETS:

Investments, at market value (cost
  $428,828,951)                                $426,741,513
-----------------------------------------------------------
Cash                                                160,046
-----------------------------------------------------------
Receivables for:
  Investments sold                               35,599,426
-----------------------------------------------------------
  Fund shares sold                                1,190,506
-----------------------------------------------------------
  Interest                                        2,288,247
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   66,577
-----------------------------------------------------------
Other assets                                         33,411
===========================================================
    Total assets                                466,079,726
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          35,047,418
-----------------------------------------------------------
  Fund shares reacquired                          1,072,164
-----------------------------------------------------------
  Dividends                                          83,786
-----------------------------------------------------------
  Deferred compensation and retirement plans         91,933
-----------------------------------------------------------
Accrued distribution fees                            62,087
-----------------------------------------------------------
Accrued trustees' fees                                1,330
-----------------------------------------------------------
Accrued transfer agent fees                         133,189
-----------------------------------------------------------
Accrued operating expenses                           20,748
===========================================================
    Total liabilities                            36,512,655
===========================================================
Net assets applicable to shares outstanding    $429,567,071
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $431,260,226
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                             394,283
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                          (2,087,438)
===========================================================
                                               $429,567,071
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $366,472,907
___________________________________________________________
===========================================================
Class A3                                       $ 58,452,796
___________________________________________________________
===========================================================
Institutional Class                            $  4,641,368
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          35,756,598
___________________________________________________________
===========================================================
Class A3                                          5,704,899
___________________________________________________________
===========================================================
Institutional Class                                 452,931
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.25
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.25 divided
      by 99.00%)                               $      10.35
___________________________________________________________
===========================================================
Class A3
  Net asset value and offering price per
    share                                      $      10.25
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.25
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended July 31, 2004

INVESTMENT INCOME:

Interest                                                      $ 9,263,783
=========================================================================

EXPENSES:

Advisory fees                                                   1,064,847
-------------------------------------------------------------------------
Administrative services fees                                      143,523
-------------------------------------------------------------------------
Custodian fees                                                     30,598
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         692,417
-------------------------------------------------------------------------
  Class A3                                                        250,302
-------------------------------------------------------------------------
Transfer agent fees -- (Class A and A3)                           783,771
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                          2,041
-------------------------------------------------------------------------
Trustees' and retirement fees                                      18,864
-------------------------------------------------------------------------
Other                                                             341,526
=========================================================================
    Total expenses                                              3,327,889
=========================================================================
Less: Expenses reimbursed and expense offset arrangement          (55,383)
-------------------------------------------------------------------------
    Net expenses                                                3,272,506
=========================================================================
Net investment income                                           5,991,277
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from Investment securities                    1,748,721
=========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (3,318,626)
=========================================================================
Net gain (loss) from investment securities                     (1,569,905)
=========================================================================
Net increase in net assets resulting from operations          $ 4,421,372
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2004 and 2003

                                                                  2004               2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   5,991,277      $  13,330,583
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                    1,748,721         11,624,560
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        (3,318,626)        (9,284,613)
==============================================================================================
    Net increase in net assets resulting from operations          4,421,372         15,670,530
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (5,263,370)       (12,750,428)
----------------------------------------------------------------------------------------------
  Class A3                                                         (673,245)          (517,649)
----------------------------------------------------------------------------------------------
  Institutional Class                                               (54,662)           (62,506)
==============================================================================================
    Total distributions from net investment income               (5,991,277)       (13,330,583)
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (7,809,878)        (7,010,203)
----------------------------------------------------------------------------------------------
  Class A3                                                       (1,227,797)          (129,528)
----------------------------------------------------------------------------------------------
  Institutional Class                                               (65,405)           (24,193)
==============================================================================================
    Total distributions from net realized gains                  (9,103,080)        (7,163,924)
==============================================================================================
    Decrease in net assets resulting from distributions         (15,094,357)       (20,494,507)
==============================================================================================
Share transactions-net:
  Class A                                                      (202,394,161)      (113,847,783)
----------------------------------------------------------------------------------------------
  Class A3                                                      (34,485,413)        94,792,404
----------------------------------------------------------------------------------------------
  Institutional Class                                               804,199            966,624
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (236,075,375)       (18,088,755)
==============================================================================================
    Net increase (decrease) in net assets                      (246,748,360)       (22,912,732)
==============================================================================================

NET ASSETS:

  Beginning of year                                             676,315,431        699,228,163
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0 for 2004 and 2003, respectively)             $ 429,567,071      $ 676,315,431
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to seek liquidity with minimum fluctuation in principal value, and consistent with this objective, the highest total return achievable.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.20% on the first $500 million of the Fund's average daily net assets, plus 0.175% on the Fund's average daily net assets in excess of $500 million.

    For the period ended July 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $48,912 of expenses incurred by the Fund in connection with matters related to both pending regulatory complaints against INVESCO Funds Group, Inc. ("IFG") alleging market timing and the ongoing market timing investigations with respect to IFG and AIM, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the statement of operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2004, AIM was paid $143,523 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended July 31, 2004, AISI retained $354,255 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class A3 and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Class A3 shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.15% of the Fund's average daily net assets of Class A shares and 0.35% of the average daily net assets of Class A3 shares. Of these amounts, up to 0.15% of the average daily net assets of Class A shares and up to 0.25% of the average daily net assets of Class A3 shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2004, the Class A and Class A3 shares paid $692,417 and $250,302, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended July 31, 2004, AIM Distributors advised the Fund that it retained $15,176 in front-end sales commissions from the sale of Class A shares and $748 from Class A shares, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended July 31, 2004, the Fund received credits in transfer agency fees of $6,471 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $6,471.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2004, the Fund paid legal fees of $5,371 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the fund's aggregate borrowings from all sources exceeds 10% of the fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $15,094,357    $20,494,507
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2004, the components of net assets on a tax basis were as follows:

                                                                    2004
----------------------------------------------------------------------------
Undistributed ordinary income                                   $    557,282
----------------------------------------------------------------------------
Unrealized appreciation (depreciation) -- investments             (2,163,700)
----------------------------------------------------------------------------
Temporary book/tax differences                                       (86,737)
----------------------------------------------------------------------------
Shares of beneficial interest                                    431,260,226
============================================================================
Total net assets                                                $429,567,071
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund had no tax capital loss carryforward as of July 31, 2004.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2004 was $538,491,882 and $788,142,638, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $   152,819
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (2,316,519)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                       $(2,163,700)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $428,905,213.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of the utilization of a portion of the proceeds from redemptions as distributions, on July 31, 2004, undistributed net realized gain (loss) was decreased by $150,000 and shares of beneficial interest increased by $150,000. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A shares, Class A3 shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class A3 shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. As of the close of business on October 30, 2002, Class A shares were closed to new investors.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              ------------------------------------------------------------
                                                                          2004                            2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       3,482,603    $  36,172,611     25,805,338    $ 271,953,993
--------------------------------------------------------------------------------------------------------------------------
  Class A3(a)                                                   4,853,301       50,405,765     12,760,368      134,005,850
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             376,893        3,884,266        220,446        2,316,869
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,035,600       10,707,071      1,610,631       16,920,387
--------------------------------------------------------------------------------------------------------------------------
  Class A3(a)                                                     162,517        1,679,454         55,441          581,385
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               6,332           65,314            425            4,464
==========================================================================================================================
Reacquired:
  Class A                                                     (23,998,493)    (249,273,843)   (38,275,556)    (402,722,163)
--------------------------------------------------------------------------------------------------------------------------
  Class A3(a)                                                  (8,336,627)     (86,570,632)    (3,790,101)     (39,794,831)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (304,380)      (3,145,381)      (128,741)      (1,354,709)
==========================================================================================================================
                                                              (22,722,254)   $(236,075,375)    (1,741,749)   $ (18,088,755)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Class A3 shares commenced sales on October 31, 2002.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                              --------------------------------------------------------------
                                                                                   YEAR ENDED JULY 31,
                                                              --------------------------------------------------------------
                                                                2004           2003        2002           2001        2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.46       $  10.53    $  10.26       $   9.96    $  10.03
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.12           0.19        0.33(a)        0.52(b)     0.51
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.04)          0.03        0.27           0.31       (0.07)
============================================================================================================================
    Total from investment operations                              0.08           0.22        0.60           0.83        0.44
============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.12)         (0.19)      (0.33)         (0.53)      (0.51)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.17)         (0.10)         --             --          --
============================================================================================================================
    Total distributions                                          (0.29)         (0.29)      (0.33)         (0.53)      (0.51)
============================================================================================================================
Net asset value, end of period                                $  10.25       $  10.46    $  10.53       $  10.26    $   9.96
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                                   0.75%          2.18%       5.89%          8.53%       4.50%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $366,473       $577,993    $696,259       $507,799    $300,058
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                           0.59%(d)(e)     0.53%      0.48%          0.56%       0.54%
============================================================================================================================
Ratio of net investment income to average net assets              1.13%(d)       1.85%       3.12%(a)       5.15%       5.07%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                            100%           124%        149%           137%        122%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.34 and the ratio of net investment income to average net assets would have been 3.29%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $461,611,539.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.60%.

                                                                          CLASS A3
                                                              ---------------------------------
                                                                               OCTOBER 31, 2002
                                                                               (DATE OPERATIONS
                                                              YEAR ENDED        COMMENCED) TO
                                                               JULY 31,            JULY 31,
                                                                 2004                2003
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.46             $ 10.59
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.10                0.13
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.04)              (0.04)
===============================================================================================
    Total from investment operations                              0.06                0.09
===============================================================================================
Less distributions:
  Dividends from net investment income                           (0.10)              (0.12)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.17)              (0.10)
===============================================================================================
    Total distributions                                          (0.27)              (0.22)
===============================================================================================
Net asset value, end of period                                 $ 10.25             $ 10.46
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                                                   0.56%               0.88%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $58,453             $94,409
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets                           0.79%(b)(c)         0.73%(d)
===============================================================================================
Ratio of net investment income to average net assets              0.93%(b)            1.65%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                         100%                124%
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $71,514,753.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.80%
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                               INSTITUTIONAL CLASS
                                                              ------------------------------------------------------
                                                                               YEAR ENDED JULY 31,
                                                              ------------------------------------------------------
                                                               2004           2003      2002         2001      2000
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.46         $10.53    $10.26       $ 9.96    $10.03
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.14           0.22      0.34(a)      0.54(b)   0.54
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (0.04)          0.03      0.27         0.31     (0.07)
====================================================================================================================
    Total from investment operations                            0.10           0.25      0.61         0.85      0.47
====================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.14)         (0.22)    (0.34)       (0.55)    (0.54)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (0.17)         (0.10)       --           --        --
====================================================================================================================
    Total distributions                                        (0.31)         (0.32)    (0.34)       (0.55)    (0.54)
====================================================================================================================
Net asset value, end of period                                $10.25         $10.46    $10.53       $10.26    $ 9.96
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(c)                                                 1.01%          2.42%     6.05%        8.80%     4.78%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $4,641         $3,913    $2,970       $1,812    $2,455
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets                         0.34%(d)(e)    0.30%     0.34%        0.33%(e)   0.29%
====================================================================================================================
Ratio of net investment income to average net assets            1.38%(d)       2.08%     3.26%(a)     5.38%     5.31%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                          100%           124%      149%         137%      122%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and the Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.35 and the ratio of net investment income to average assets would have been 3.43%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net asset value and returns for shareholder transactions.
(d)  Ratios are based on average daily net assets of $3,929,149.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.35% and 0.41% for the years ended July 31,2004 and July 31,2001, respectively.

NOTE 11--LEGAL PROCEEDINGS

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to
Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, has reached an agreement in principle with certain regulators to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, also has reached an agreement in principle with certain regulators to resolve investigations related to market timing activity in the AIM Funds. AIM expects that its wholly owned subsidiary A I M Distributors, Inc. ("ADI"), the distributor of the Fund's shares, also will be included as a party in the settlement with respect to AIM. In addition, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits, as described more fully below. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Agreements in Principle and Settled Enforcement Actions Related to Market Timing

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the State of New York, acting through the office of the state Attorney General ("NYAG"), filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. At the time these proceedings were filed Mr. Cunningham held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. Mr. Cunningham is no longer affiliated with AIM. In addition, on December 2, 2003, the State of Colorado, acting through the office of the state Attorney General ("COAG"), filed civil proceedings against IFG. Each of the SEC, NYAG and COAG complaints alleged, in substance, that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. Neither the Fund nor any of the other AIM or INVESCO Funds were named as a defendant in any of these proceedings. AIM and certain of its current and former officers also have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the COAG, the NYAG and the staff of the SEC to resolve the civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators. It has subsequently been agreed with the SEC that, in addition to AIM, ADI will be a named party in the settlement of the SEC's investigation.

  Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM and ADI will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM, ADI and IFG as well as the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

  None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI are expected to total $375 million. Additionally, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM or INVESCO Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

  On September 8, 2004, Mr. Cunningham's law firm issued a press release announcing that Mr. Cunningham had agreed to resolve the civil actions against him by paying the SEC and the NYAG a $500,000 civil penalty, to accept a two-year ban from the securities industry and to accept a five-year ban from serving as an officer or director in the securities industry.

  On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

Ongoing Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Ongoing Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and related defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or
(iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively promote the sale of the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Money Market Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Money Market Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Money Market Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 17, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

July 31, 2004


                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------
COMMERCIAL PAPER-14.77%(a)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-0.65%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor) (Acquired 05/11/04; Cost
  $9,927,097)
  1.45%(b)                                     11/08/04   $10,000   $    9,960,125
==================================================================================

ASSET-BACKED SECURITIES-
  CONSUMER RECEIVABLES-0.68%

Thunder Bay Funding, LLC (Royal Bank of
  Canada-ABS Program Sponsor) (Acquired
  07/26/04; Cost $10,399,738)
  1.47%(b)                                     09/21/04    10,424       10,402,292
==================================================================================

ASSET-BACKED SECURITIES- MULTI-PURPOSE-1.31%

Sheffield Receivables Corp. (Barclays Bank
  PLC-ABS Program Sponsor) (Acquired
  05/21/04; Cost $19,998,650)
  1.40%(b)(c)                                  01/25/05    20,000       19,999,025
==================================================================================

ASSET-BACKED SECURITIES- STRUCTURED
  INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-8.43%

Galaxy Funding Inc. (U.S. Bank N.A.-ABS
  Program Sponsor) (Acquired 06/17/04; Cost
  $49,918,861)
  1.27%(b)                                     08/02/04    50,000       49,998,236
----------------------------------------------------------------------------------
Grampian Funding LLC (HBOS Treasury Services
  PLC-ABS Program Sponsor) (Acquired
  03/15/04; Cost $31,833,556)
  1.07%(b)                                     09/07/04    32,000       31,964,809
----------------------------------------------------------------------------------
  (Acquired 05/25/04; Cost $24,813,167)
  1.52%(b)                                     11/18/04    25,000       24,884,945
----------------------------------------------------------------------------------
Klio Funding Corp. (Acquired 07/22/04; Cost
  $22,037,333)
  1.37%(b)                                     08/18/04    22,060       22,045,728
==================================================================================
                                                                       128,893,718
==================================================================================

                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- TRADE
  RECEIVABLES-1.73%

Ciesco, LLC (Citibank N.A.-ABS Program
  Sponsor) (Acquired 06/14/04; Cost
  $17,663,287)
  1.31%(b)                                     08/10/04   $17,700   $   17,694,203
----------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $8,747,463)
  1.47%(b)                                     09/13/04     8,765        8,749,610
==================================================================================
                                                                        26,443,813
==================================================================================

INVESTMENT BANKING & BROKERAGE-1.97%

Morgan Stanley
  1.40%(d)                                     12/13/04    30,000       30,000,000
==================================================================================
    Total Commercial Paper (Cost
      $225,698,973)                                                    225,698,973
==================================================================================

ASSET-BACKED SECURITIES-7.59%

CONSUMER RECEIVABLES-1.46%

GS Auto Loan Trust-Series 2004-1, Class A-1
  Notes,
  1.11%                                        02/15/05    16,434       16,433,592
----------------------------------------------------------------------------------
USAA Auto Owner Trust- Series 2004-1, Class
  A-1 Notes,
  1.08%                                        03/15/05     5,910        5,910,262
==================================================================================
                                                                        22,343,854
==================================================================================

STRUCTURED-6.13%

Holmes Financing (No. 8) PLC (United
  Kingdom)-Series 8, Class 1A, Floating Rate
  Bonds,
  1.33%(c)                                     04/15/05    45,000       45,000,000
----------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 17A, Class A1, Floating
  Rate Bonds (Acquired 02/10/04; Cost
  $48,696,250)
  1.38%(b)(c)                                  02/14/05    48,696       48,696,250
==================================================================================
                                                                        93,696,250
==================================================================================
    Total Asset-Backed Securities (Cost
      $116,040,104)                                                    116,040,104
==================================================================================

CERTIFICATES OF DEPOSIT-5.99%

BNP Paribas S.A. (France)
  1.39%                                        08/05/04     5,000        5,000,022
----------------------------------------------------------------------------------
HSBC Bank USA (United Kingdom)
  1.26%                                        01/13/05    15,000       15,000,000
----------------------------------------------------------------------------------


                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Societe Generale (France)
  1.30%(c)                                     10/01/04   $23,000   $   22,998,645
----------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Italy)
  1.60%                                        11/09/04    48,500       48,500,000
==================================================================================
    Total Certificates of Deposit (Cost
      $91,498,667)                                                      91,498,667
==================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-5.88%

FEDERAL HOME LOAN BANK-2.94%

Unsec. Bonds,
  1.46%                                        11/17/04     5,000        5,000,000
----------------------------------------------------------------------------------
  1.20%                                        02/28/05    25,000       24,986,474
----------------------------------------------------------------------------------
  1.35%                                        04/29/05    15,000       15,000,000
==================================================================================
                                                                        44,986,474
==================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-2.94%

Unsec. Disc. Notes,
  1.28%(e)                                     09/28/04    20,000       19,958,756
----------------------------------------------------------------------------------
Unsec. Notes,
  1.66%                                        05/20/05    25,000       25,000,000
==================================================================================
                                                                        44,958,756
==================================================================================
    Total U.S. Government Agency Securities
      (Cost $89,945,230)                                                89,945,230
==================================================================================

MEDIUM-TERM NOTES-5.23%

Money Market Trust LLY- Series 2002-B,
  Floating Rate Notes (Acquired 12/03/02;
  Cost $50,000,000)
  1.41%(b)(c)(f)                               12/03/04    50,000       50,000,000
----------------------------------------------------------------------------------
Racers Trust-Series 2004-6-MM, Floating Rate
  Notes (Acquired 04/13/04; Cost $30,000,000)
  1.43%(b)(c)                                  10/22/08    30,000       30,000,000
==================================================================================
    Total Medium-Term Notes (Cost
      $80,000,000)                                                      80,000,000
==================================================================================

MASTER NOTE AGREEMENTS-4.91%

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/23/04; Cost $75,000,000)
  1.45%(b)(g)(h)                               08/23/04    75,000       75,000,000
==================================================================================

PROMISSORY NOTES-2.94%

Goldman Sachs Group, Inc. (The) (Acquired
  06/28/04; Cost $45,000,000)
  1.45%(b)(d)(f)                               12/27/04    45,000       45,000,000
==================================================================================

                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------


VARIABLE RATE DEMAND NOTES-1.81%(j)(k)(l)

INSURED-0.42%

Michigan (State of) Housing Development
  Authority; Taxable Series 2000 C RB,
  1.37%(i)                                     12/01/20   $ 6,405   $    6,405,000
==================================================================================

LETTER OF CREDIT GUARANTEED-1.39%(m)

FE, LLC-Series A, Loan Program Notes
  (LOC-Fifth Third Bank),
  1.43%                                        04/01/28     8,260        8,260,000
----------------------------------------------------------------------------------
Miami-Dade (County of), Florida Industrial
  Development Authority (Dolphins Stadium);
  Taxable Series 2000 IDR (LOC-Societe
  Generale),
  1.34%                                        07/01/22       100          100,000
----------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Viking Range Corp. Project); Taxable
  Series 2000 IDR (LOC-Bank of America N.A.),
  1.56%                                        06/01/15    12,960       12,960,000
==================================================================================
                                                                        21,320,000
==================================================================================
    Total Variable Rate Demand Notes (Cost
      $27,725,000)                                                      27,725,000
==================================================================================

FUNDING AGREEMENTS-1.31%

New York Life Insurance Co. (Acquired
  04/07/04; Cost $20,000,000)
  1.47%(b)(c)(f)                               04/06/05    20,000       20,000,000
==================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $770,907,974)                                  770,907,974
==================================================================================

REPURCHASE AGREEMENTS-49.68%

Banc of America Securities LLC 1.37%(n)        08/02/04    60,000       60,000,000
----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.37%(o)                                     08/02/04    39,490       39,489,524
----------------------------------------------------------------------------------
BNP Paribas Securities Corp.- New York Branch
  (France)
  1.37%(p)                                     08/02/04    70,000       70,000,000
----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.37%(q)                                     08/02/04    65,000       65,000,000
----------------------------------------------------------------------------------
Credit Suisse First Boston LLC- New York
  Branch (Switzerland)
  1.36%(r)                                     08/02/04    50,000       50,000,000
----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.- New York
  Branch (Germany)
  1.37%(s)                                     08/02/04    75,000       75,000,000
----------------------------------------------------------------------------------
Goldman, Sachs & Co.
  1.38%(t)                                     08/02/04    65,000       65,000,000
----------------------------------------------------------------------------------


                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc.- New York
  Branch (United Kingdom)
  1.37%(u)                                     08/02/04   $65,000   $   65,000,000
----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.38%(v)                                     08/02/04    65,000       65,000,000
----------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.37%(w)                                     08/02/04    65,000       65,000,000
----------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.38%(x)                                     08/02/04    75,000       75,000,000
----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

WestLB A.G., New York Branch (Germany)
  1.37%(y)                                     08/02/04   $65,000   $   65,000,000
==================================================================================
    Total Repurchase Agreements (Cost
      $759,489,524)                                                    759,489,524
==================================================================================
TOTAL INVESTMENTS-100.11% (Cost
  $1,530,397,498)(z)                                                 1,530,397,498
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.11%)                                   (1,754,207)
==================================================================================
NET ASSETS-100.00%                                                  $1,528,643,291
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

ABS     - Asset-Backed Security
Disc.   - Discounted
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
RB      - Revenue Bonds
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. In such cases, the interest rate shown represents the rate of discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2004 was $464,395,223, which represented 30.38% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest rate is redetermined monthly. Rate shown is rate in effect on July 31, 2004.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on July 31, 2004.
(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at July 31, 2004 was $115,000,000, which represented 7.52% of the Fund's net assets.
(g) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on July 31, 2004.
(i) Principal and interest payments are secured by bond insurance provided by MBIA Insurance Corp.
(j) Interest on this security is taxable income to the Fund.
(k) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(l) Interest rate is redetermined weekly. Rate shown is rate in effect on July 31, 2004.
(m) Principal and interest payments are guaranteed by the letter of credit agreement.
(n) Repurchase agreement entered into July 30, 2004 with a maturing value of $60,006,850. Collateralized by $57,836,792 corporate obligations, 6.13% to 7.75% due 06/15/06 to 01/15/12 with an aggregate market value at July 31, 2004 of $63,000,000.
(o) Joint repurchase agreement entered into July 30, 2004 with an aggregate maturing value of $524,721,319. Collateralized by $522,117,000 U.S. Government obligations, 0% to 6.00% due 06/24/05 to 09/02/08 with an aggregate market value at July 31, 2004 of $535,155,319. The amount to be received upon repurchase by the Fund is $39,494,032.
(p) Repurchase agreement entered into July 30, 2004 with a maturing value of $70,007,992. Collateralized by $72,204,095 corporate obligations, 1.38% to 5.50% due 03/15/05 to 03/20/44 with an aggregate market value at July 31, 2004 of $73,500,001.
(q) Joint repurchase agreement entered into July 30, 2004 with an aggregate maturing value of $500,057,083. Collateralized by $507,458,000 U.S. Government obligations, 0% to 7.00% due 09/07/04 to 07/26/19 with an aggregate market value at July 31, 2004 of $510,000,905. The amount to be received upon repurchase by the Fund is $65,007,421.
(r) Joint repurchase agreement entered into July 30, 2004 with an aggregate maturing value of $250,028,333. Collateralized by $305,400,000 U.S. Government obligations, 0% due 07/22/05 to 03/18/19 with an aggregate market value at July 31, 2004 of $255,003,177. The amount to be received upon repurchase by the Fund is $50,005,667.
(s) Repurchase agreement entered into July 30, 2004 with a maturing value of $75,008,563. Collateralized by $77,969,309 corporate obligations, 3.25% to 6.37% due 09/25/25 to 03/10/40 with an aggregate market value at July 31, 2004 of $78,750,000.
(t) Joint repurchase agreement entered into July 30, 2004 with an aggregate maturing value of $250,028,750. Collateralized by $277,559,479 U.S. Government obligations, 4.50% to 5.00% due 03/01/34 with an aggregate market value at July 31, 2004 of $255,000,000. The amount to be received upon repurchase by the Fund is $65,007,475.
(u) Joint repurchase agreement entered into July 30, 2004 with an aggregate maturing value of $500,057,083. Collateralized by $681,564,000 U.S. Government obligations, 0% to 9.38% due 08/15/04 to 04/15/30 with an aggregate market value at July 31, 2004 of $510,004,437. The amount to be received upon repurchase by the Fund is $65,007,421.

(v) Joint repurchase agreement entered into July 30, 2004 with an aggregate maturing value of $500,057,500. Collateralized by $527,410,129 U.S. Government obligations, 4.50% to 5.00% due 06/01/19 to 03/01/34 with an aggregate market value at July 31, 2004 of $513,197,181. The amount to be received upon repurchase by the Fund is $65,007,475.
(w) Joint repurchase agreement entered into July 30, 2004 with an aggregate maturing value of $400,045,667. Collateralized by $515,299,766 U.S. Government obligations, 0% to 7.81% due 10/15/06 to 06/01/34 with an aggregate market value at July 31, 2004 of $408,000,001. The amount to be received upon repurchase by the Fund is $65,007,421.
(x) Joint repurchase agreement entered into July 30, 2004 with an aggregate maturing value of $525,060,375. Collateralized by $1,096,991,706 corporate obligations, 0% to 7.73% due 01/18/09 to 07/25/44 with an aggregate market value at July 31, 2004 of $551,250,000. The amount to be received upon repurchase by the Fund is $75,008,625.
(y) Joint repurchase agreement entered into July 30, 2004 with an aggregate maturing value of $200,022,833. Collateralized by $510,493,231 U.S. Government obligations, 2.44% to 7.23% due 01/01/11 to 10/01/42 with an aggregate market value at July 31, 2004 of $204,000,001. The amount to be received upon repurchase by the Fund is $65,007,421.
(z) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $770,907,974)    $  770,907,974
------------------------------------------------------------
Repurchase agreements (cost $759,489,524)        759,489,524
============================================================
     Total investments (cost $1,530,397,498)   1,530,397,498
============================================================
Receivables for:
  Fund shares sold                                 4,821,952
------------------------------------------------------------
  Interest                                           952,438
------------------------------------------------------------
  Amount due from advisor                            550,712
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   222,693
------------------------------------------------------------
Other assets                                         170,842
============================================================
     Total assets                              1,537,116,135
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                           7,235,659
------------------------------------------------------------
  Dividends                                           14,770
------------------------------------------------------------
  Deferred compensation and retirement plans         307,925
------------------------------------------------------------
Accrued distribution fees                            403,261
------------------------------------------------------------
Accrued trustees' fees                                 2,021
------------------------------------------------------------
Accrued transfer agent fees                          490,671
------------------------------------------------------------
Accrued operating expenses                            18,537
============================================================
     Total liabilities                             8,472,844
============================================================
Net assets applicable to shares outstanding   $1,528,643,291
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,528,748,855
------------------------------------------------------------
Undistributed net investment income                  (89,062)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (16,502)
============================================================
                                              $1,528,643,291
____________________________________________________________
============================================================


NET ASSETS:

AIM Cash Reserve Shares                       $  724,566,861
____________________________________________________________
============================================================
Class B                                       $  335,866,368
____________________________________________________________
============================================================
Class C                                       $   93,457,481
____________________________________________________________
============================================================
Class R                                       $   15,516,471
____________________________________________________________
============================================================
Investor Class                                $  359,236,110
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

AIM Cash Reserve Shares                          724,781,603
____________________________________________________________
============================================================
Class B                                          335,966,350
____________________________________________________________
============================================================
Class C                                           93,484,868
____________________________________________________________
============================================================
Class R                                           15,521,041
____________________________________________________________
============================================================
Investor Class                                   359,342,772
____________________________________________________________
============================================================
Net asset value and offering price per share
  for each class                              $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended July 31, 2004

INVESTMENT INCOME:

Interest                                                      $ 18,308,351
==========================================================================

EXPENSES:

Advisory fees                                                    8,403,115
--------------------------------------------------------------------------
Administrative services fees                                       398,878
--------------------------------------------------------------------------
Custodian fees                                                     129,934
--------------------------------------------------------------------------
Distribution fees:
  AIM Cash Reserve Shares                                        2,023,351
--------------------------------------------------------------------------
  Class B                                                        4,141,813
--------------------------------------------------------------------------
  Class C                                                          958,300
--------------------------------------------------------------------------
  Class R                                                           33,500
--------------------------------------------------------------------------
Transfer agent fees                                              4,504,131
--------------------------------------------------------------------------
Trustees' and retirement fees                                       34,443
--------------------------------------------------------------------------
Other                                                              864,039
==========================================================================
    Total expenses                                              21,491,504
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                  (10,564,879)
==========================================================================
    Net expenses                                                10,926,625
==========================================================================
Net investment income                                            7,381,726
==========================================================================
Net realized gain (loss) from investment securities                (16,502)
==========================================================================
Net increase in net assets resulting from operations          $  7,365,224
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2004 and 2003

                                                                     2004              2003
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                         $    7,381,726    $    7,842,936
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                  (16,502)           44,022
================================================================================================
    Net increase in net assets resulting from operations             7,365,224         7,886,958
================================================================================================
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                           (4,544,908)       (7,299,075)
------------------------------------------------------------------------------------------------
  Class B                                                             (234,827)         (432,412)
------------------------------------------------------------------------------------------------
  Class C                                                             (297,797)         (100,719)
------------------------------------------------------------------------------------------------
  Class R                                                              (21,561)          (10,730)
------------------------------------------------------------------------------------------------
  Investor Class                                                    (2,388,098)               --
================================================================================================
    Total distributions from net investment income                  (7,487,191)       (7,842,936)
================================================================================================
Distributions to shareholders from net realized gains:
  AIM Cash Reserve Shares                                              (23,639)          (35,590)
------------------------------------------------------------------------------------------------
  Class B                                                              (12,696)          (20,898)
------------------------------------------------------------------------------------------------
  Class C                                                               (2,804)           (3,549)
------------------------------------------------------------------------------------------------
  Class R                                                                 (122)              (38)
------------------------------------------------------------------------------------------------
  Investor Class                                                       (12,995)               --
================================================================================================
    Total distributions from net realized gains                        (52,256)          (60,075)
================================================================================================
    Decrease in net assets resulting from distributions             (7,539,447)       (7,903,011)
================================================================================================
Share transactions-net:
  AIM Cash Reserve Shares                                         (464,079,273)       67,004,557
------------------------------------------------------------------------------------------------
  Class B                                                         (207,835,642)     (174,148,217)
------------------------------------------------------------------------------------------------
  Class C                                                          (19,820,331)       (5,640,712)
------------------------------------------------------------------------------------------------
  Class R                                                            9,240,771         6,270,260
------------------------------------------------------------------------------------------------
  Investor Class                                                   359,038,712                --
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                           (323,455,763)     (106,514,112)
================================================================================================
    Net increase (decrease) in net assets                         (323,629,986)     (106,530,165)
================================================================================================

NET ASSETS:

  Beginning of year                                              1,852,273,277     1,958,803,442
================================================================================================
  End of year (including undistributed net investment income of $(89,062) and $159,909 for 2004 and 2003,
    respectively)                                               $1,528,643,291    $1,852,273,277
________________________________________________________________________________________________
================================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the SEC, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.40% on the first $1 billion of the Fund's average daily net assets, plus 0.35% on the Fund's average daily net assets in excess of $1 billion. Prior to June 30, 2004, the Fund paid an advisory fee to AIM at an annual rate of 0.55% on the first $1 billion of the Fund's average daily net assets, plus 0.50% on the Fund's average daily net assets in excess of $1 billion. AIM and/or A I M Distributors, Inc. ("AIM Distributors") voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yield. Waivers and/or reimbursements may be changed from time to time. During year ended July 31, 2004, AIM waived fees of $8,403,115 and reimbursed expenses of $521,766.

    For the period ended July 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $105,350 of expenses incurred by the Fund in connection with matters related to both pending regulatory complaints against INVESCO Funds Group, Inc. ("IFG") alleging market timing and the ongoing market timing investigations with respect to IFG and AIM, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2004, AIM was paid $398,878 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended July 31, 2004, AISI retained $2,426,890.

    The Trust has entered into master distribution agreements with AIM Distributors to serve as the distributor for the AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the AIM Cash Reserve Shares, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes.

    Effective July 1, 2003, in order to maintain a minimum yield, AIM Distributors reduced broker service fees on AIM Cash Reserve Shares, Class B, Class C and Class R shares. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2004, the AIM Cash Reserve Shares, Class B, Class C and Class R shares paid $2,023,351, $3,106,360, $479,150 and $33,500, respectively, after AIM
Distributors waived and/or reimbursed plan fees of $1,035,453 and $479,150 for Class B and Class C shares, respectively.

    Contingent deferred sales charges ("CDSC") are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended July 31, 2004, AIM Distributors advised the Fund that it retained $630,845, $44,156, $216,938 and $0 from AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended July 31, 2004, the Fund received credits in transfer agency fees of $20,045 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $20,045.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2004, the Fund paid legal fees of $8,655 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended July 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2004 and 2003 was as follows:

                                                                 2004          2003
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $7,539,447    $7,903,011
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2004, the components of net assets on a tax basis were as follows:

                                                                     2004
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      140,846
------------------------------------------------------------------------------
Temporary book/tax differences                                        (229,908)
------------------------------------------------------------------------------
Post-October capital loss deferral                                     (16,502)
------------------------------------------------------------------------------
Shares of beneficial interest                                    1,528,748,855
==============================================================================
Total net assets                                                $1,528,643,291
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund had no capital loss carryforward as of July 31, 2004.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on July 31, 2004, undistributed net investment income was decreased by $52,256 and undistributed net realized gain (loss) was increased by $52,256. Further, as a result of tax deferrals acquired in the reorganization of INVESCO Cash Reserves Fund into the Fund, undistributed net investment income was decreased by $91,250 and shares of beneficial interest increased by $91,250. These reclassifications had no effect on the net assets of the Fund.

NOTE 8--SHARE INFORMATION

The Fund currently consists of six different classes of shares: AIM Cash Reserve Shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class B shares and Class C shares are sold with CDSC. AIM Cash Reserve Shares, Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to AIM Cash Reserve Shares eight years after the end of the calendar month of purchase. Institutional Class shares have not commenced operations.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED JULY 31,
                                                           ----------------------------------------------------------------------
                                                                         2004                                 2003
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  AIM Cash Reserve Class                                    1,723,348,635    $ 1,723,344,384     5,372,980,834    $ 5,372,980,834
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     228,892,152        228,892,271       485,890,867        485,890,867
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                     234,053,412        234,058,115       570,319,822        570,319,822
---------------------------------------------------------------------------------------------------------------------------------
  Class R                                                      28,780,786         28,780,786        24,594,921         24,594,921
---------------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                           370,467,337        370,479,287                --                 --
=================================================================================================================================
Issued as reinvestment of dividends:
  AIM Cash Reserve Class                                        4,233,613          4,233,613         6,288,154          6,288,154
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                         227,988            227,989           408,246            408,246
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                         273,990            273,990            89,880             89,880
---------------------------------------------------------------------------------------------------------------------------------
  Class R                                                          20,662             20,662             9,756              9,756
---------------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                             2,317,119          2,317,119                --                 --
=================================================================================================================================
Issued in connection with acquisitions:(b)
  AIM Cash Reserve Class                                          669,132            669,697                --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                         253,059            252,879                --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       8,223,808          8,218,055                --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                           433,127,527        432,821,214                --                 --
=================================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  AIM Cash Reserve Class                                       32,054,831         32,054,836        25,073,560         25,073,560
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (32,054,831)       (32,054,836)      (25,073,560)       (25,073,560)
=================================================================================================================================
Reacquired:
  AIM Cash Reserve Class                                   (2,224,381,846)    (2,224,381,803)   (5,337,337,991)    (5,337,337,991)
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (405,153,776)      (405,153,945)     (635,373,770)      (635,373,770)
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (262,370,490)      (262,370,491)     (576,050,414)      (576,050,414)
---------------------------------------------------------------------------------------------------------------------------------
  Class R                                                     (19,560,677)       (19,560,677)      (18,334,417)       (18,334,417)
---------------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                          (446,569,211)      (446,578,908)               --                 --
=================================================================================================================================
                                                             (323,146,780)   $  (323,455,763)     (106,514,112)   $  (106,514,112)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Investor Class shares commenced sales on September 30, 2003.
(b) As of the open of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Cash Reserves Fund, pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Cash Reserves Fund shareholders, on October 21, 2003. The acquisition was accomplished by tax-free exchange of 442,273,526 shares of the Fund for 442,273,526 shares of INVESCO Cash Reserves Fund outstanding as of the close of business October 31, 2003. INVESCO Cash Reserves Fund net assets at that date of $441,961,845, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $1,395,903,235.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CASH RESERVE
                                       ------------------------------------------------------------------------------------------
                                                                                                SEVEN MONTHS
                                                        YEAR ENDED JULY 31,                        ENDED              YEAR ENDED
                                       -----------------------------------------------------      JULY 31,           DECEMBER 31,
                                         2004              2003          2002         2001          2000                 1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $   1.00         $     1.00    $     1.00    $   1.00      $   1.00             $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                  0.0056             0.0064        0.0141      0.0467        0.0300(a)            0.0414
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                              (0.0056)           (0.0064)      (0.0141)    (0.0467)      (0.0300)             (0.0414)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                               (0.0000)                --            --          --            --                   --
=================================================================================================================================
    Total distributions                 (0.0056)           (0.0064)      (0.0141)    (0.0467)      (0.0300)             (0.0414)
=================================================================================================================================
Net asset value, end of period         $   1.00         $     1.00    $     1.00    $   1.00      $   1.00             $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                            0.57%              0.64%         1.42%       4.77%         3.03%                4.22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $724,567         $1,188,876    $1,121,879    $937,532      $912,042             $989,478
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets(c)                                0.58%(d)           0.88%         1.01%       1.06%         1.07%(e)             1.04%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to
  average net assets                       0.55%(d)           0.64%         1.40%       4.61%         5.15%(e)             4.16%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.14% and 1.03% for the years ended July 31, 2004 and July 31, 2003, respectively.
(d)  Ratios are based on average daily net assets of $809,340,540.
(e)  Annualized.

                                                                                  CLASS B
                                           --------------------------------------------------------------------------------------
                                                                                                SEVEN MONTHS
                                                          YEAR ENDED JULY 31,                      ENDED              YEAR ENDED
                                           -------------------------------------------------      JULY 31,           DECEMBER 31,
                                             2004             2003        2002        2001          2000                 1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   1.00         $   1.00    $   1.00    $   1.00      $   1.00             $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      0.0006           0.0007      0.0065      0.0392        0.0256(a)            0.0339
=================================================================================================================================
Less distributions:
  Dividends from net investment income      (0.0006)         (0.0007)    (0.0065)    (0.0392)      (0.0256)             (0.0339)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains     (0.0000)              --          --          --            --                   --
=================================================================================================================================
    Total distributions                     (0.0006)         (0.0007)    (0.0065)    (0.0392)      (0.0256)             (0.0339)
=================================================================================================================================
Net asset value, end of period             $   1.00         $   1.00    $   1.00    $   1.00      $   1.00             $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                0.06%            0.07%       0.66%       3.99%         2.59%                3.45%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $335,866         $543,811    $717,967    $439,445      $289,327             $404,911
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets(c)                                    1.08%(d)         1.46%       1.76%       1.81%         1.82%(e)             1.79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average
  net assets                                   0.05%(d)         0.06%       0.65%       3.86%         4.40%(e)             3.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.89% and 1.78% for the years ended July 31, 2004 and July 31, 2003, respectively.
(d)  Ratios are based on average daily net assets of $414,181,261.
(e)  Annualized.

                                                                                  CLASS C
                                           --------------------------------------------------------------------------------------
                                                                                                SEVEN MONTHS
                                                          YEAR ENDED JULY 31,                      ENDED              YEAR ENDED
                                           -------------------------------------------------      JULY 31,           DECEMBER 31,
                                             2004             2003        2002        2001          2000                 1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   1.00         $   1.00    $   1.00    $   1.00      $   1.00             $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      0.0031           0.0008      0.0065      0.0393        0.0256(a)            0.0339
=================================================================================================================================
Less distributions:
  Dividends from net investment income      (0.0031)         (0.0008)    (0.0065)    (0.0393)      (0.0256)             (0.0339)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains     (0.0000)              --          --          --            --                   --
=================================================================================================================================
    Total distributions                     (0.0031)         (0.0008)    (0.0065)    (0.0393)      (0.0256)             (0.0339)
=================================================================================================================================
Net asset value, end of period             $   1.00         $   1.00    $   1.00    $   1.00      $   1.00             $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                0.31%            0.09%       0.66%       4.00%         2.59%                3.44%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $ 93,457         $113,306    $118,947    $ 86,884      $ 45,457             $ 56,636
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets(c)                                    0.83%(d)         1.44%       1.76%       1.81%         1.82%(e)             1.79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average
  net assets                                   0.30%(d)         0.08%       0.65%       3.86%         4.40%(e)             3.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total revenues are not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.89% and 1.78% for the years ended July 31, 2004 and July 31, 2003, respectively.
(d)  Ratios are based on average daily net assets of $95,829,972.
(e)  Annualized.

                                                                               CLASS R
                                                              ------------------------------------------
                                                                                           JUNE 30, 2002
                                                                     YEAR ENDED             (DATE SALES
                                                                      JULY 31,             COMMENCED) TO
                                                              -------------------------      JULY 31,
                                                                2004             2003          2002
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00         $   1.00      $   1.00
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.0031           0.0038        0.0010
========================================================================================================
Less distributions:
  Dividends from net investment income                         (0.0031)         (0.0038)      (0.0010)
--------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (0.0000)              --            --
========================================================================================================
    Total distributions                                        (0.0031)         (0.0038)      (0.0010)
========================================================================================================
Net asset value, end of period                                $   1.00         $   1.00      $   1.00
________________________________________________________________________________________________________
========================================================================================================
Total return(a)                                                   0.31%            0.38%         0.10%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 15,516         $  6,280      $     10
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets(b)                        0.83%(c)         1.13%         1.26%(d)
________________________________________________________________________________________________________
========================================================================================================
Ratio of net investment income to average net assets              0.30%(c)         0.39%         1.15%(d)
________________________________________________________________________________________________________
========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.39% and 1.28% for the years ended July 31, 2004 and July 31, 2003, respectively.
(c)  Ratios are based on average daily net assets of $6,700,065.
(d)  Annualized.

                                                                  INVESTOR CLASS
                                                                ------------------
                                                                SEPTEMBER 30, 2003
                                                                   (DATE SALES
                                                                  COMMENCED) TO
                                                                     JULY 31,
                                                                       2004
----------------------------------------------------------------------------------
Net asset value, beginning of period                                 $   1.00
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.0068
==================================================================================
Less distributions:
  Dividends from net investment income                                (0.0068)
----------------------------------------------------------------------------------
  Distributions from net realized gains                               (0.0000)
==================================================================================
    Total distributions                                               (0.0068)
==================================================================================
Net asset value, end of period                                       $   1.00
__________________________________________________________________________________
==================================================================================
Total return(a)                                                          0.68%
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $359,236
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                            0.33%(b)
----------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                         0.86%(b)
__________________________________________________________________________________
==================================================================================
Ratio of net investment income to average net assets                     0.80%(b)
__________________________________________________________________________________
==================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $352,226,920.

NOTE 10--LEGAL PROCEEDINGS

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to
Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, has reached an agreement in principle with certain regulators to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, also has reached an agreement in principle with certain regulators to resolve investigations related to market timing activity in the AIM Funds. AIM expects that its wholly owned subsidiary A I M Distributors, Inc. ("ADI"), the distributor of the Fund's shares, also will be included as a party in the settlement with respect to AIM. In addition, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits, as described more fully below. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Agreements in Principle and Settled Enforcement Actions Related to Market Timing

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the State of New York, acting through the office of the state Attorney General ("NYAG"), filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. At the time these proceedings were filed Mr. Cunningham held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. Mr. Cunningham is no longer affiliated with AIM. In addition, on December 2, 2003, the State of Colorado, acting through the office of the state Attorney General ("COAG"), filed civil proceedings against IFG. Each of the SEC, NYAG and COAG complaints alleged, in substance, that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. Neither the Fund nor any of the other AIM or INVESCO Funds were named as a defendant in any of these proceedings. AIM and certain of its current and former officers also have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the COAG, the NYAG and the staff of the SEC to resolve the civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators. It has subsequently been agreed with the SEC that, in addition to AIM, ADI will be a named party in the settlement of the SEC's investigation.

  Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM and ADI will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM, ADI and IFG as well as the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

  Despite the agreements in principle discussed above, there can be no assurance that AMVESCAP will be able to reach a satisfactory final settlement with the regulators, or that any such final settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. ("IINA"), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI are expected to total $375 million. Additionally, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM or INVESCO Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

  On September 8, 2004, Mr. Cunningham's law firm issued a press release announcing that Mr. Cunningham had agreed to resolve the civil actions against him by paying the SEC and the NYAG a $500,000 civil penalty, to accept a two-year ban from the securities industry and to accept a five-year ban from serving as an officer or director in the securities industry.

  On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

Ongoing Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Ongoing Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and related defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively promote the sale of the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Municipal Bond Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Municipal Bond Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Municipal Bond Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           -s- ERNST & YOUNG LLP
Houston, Texas
September 17, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

July 31, 2004


                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-99.66%

ALABAMA-2.00%

Alabama (State of) Public
  School & College
  Authority; Capital
  Improvement Series 1999 C
  RB
  5.75%, 07/01/17              AA     Aa3    $1,400   $  1,559,936
------------------------------------------------------------------
Birmingham (City of) Special
  Care Facilities Financing
  Authority (Children's
  Hospital of Alabama);
  Health Care Facility
  Series 2002 RB
  5.38%, 06/01/23(b)          AAA     Aaa     1,500      1,568,550
------------------------------------------------------------------
Courtland (City of)
  Industrial Development
  Board (Champion
  International Corp.
  Project); Refunding
  Environmental Improvement
  Series 1996 RB
  6.40%, 11/01/26(c)           --    Baa2     2,315      2,438,297
------------------------------------------------------------------
Jefferson (County of);
  Prerefunded Capital
  Improvement Sewer Series
  2001 A RB Wts.
  5.00%, 02/01/11(d)(e)       AAA     Aaa       775        848,168
------------------------------------------------------------------
Jefferson (County of);
  School Limited Tax Series
  2000 GO Wts.
  5.50%, 02/15/20(b)          AAA     Aaa     1,250      1,342,825
------------------------------------------------------------------
Lauderdale (County of) &
  Florence (City of) Health
  Care Authority (Coffee
  Health Group); Series 2000
  A RB
  6.00%, 07/01/29(b)          AAA     Aaa     1,000      1,084,780
------------------------------------------------------------------
University of Alabama;
  Series 2004 A RB
  5.00%, 07/01/29(b)          AAA     Aaa     2,000      1,994,260
==================================================================
                                                        10,836,816
==================================================================

ALASKA-0.39%

Alaska (State of) Housing
  Finance Corp. (State
  Building Lease); Series
  1999 RB
  5.75%, 04/01/17(b)          AAA     Aaa     2,000      2,109,240
==================================================================

AMERICAN SAMOA-0.26%

American Samoa (Territory
  of); Refunding Unlimited
  Tax Series 2000 GO
  6.00%, 09/01/08(b)           A      --      1,280      1,392,896
==================================================================

ARIZONA-1.53%

Arizona (State of) Tourism &
  Sports Authority
  (Multipurpose Stadium
  Facility); Tax Series 2003
  A RB
  5.00%, 07/01/25(b)           --     Aaa     1,000      1,015,040
------------------------------------------------------------------
Phoenix (City of) Civic
  Improvement Corp. (Waste
  Water System); Jr. Lien
  Series 2000 RB
  5.70%, 07/01/08(b)          AAA     Aaa     1,055      1,170,797
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
ARIZONA-(CONTINUED)

Phoenix (City of) Civic
  Improvement Corp. (Waste
  Water System); Jr. Lien
  Series 2000 RB
  5.70%, 07/01/09(b)          AAA     Aaa    $1,275   $  1,430,372
------------------------------------------------------------------
Pima (County of) Industrial
  Development Authority
  (Radisson City Center
  Project); Refunding
  Development Series 2002
  IDR
  6.50%, 12/01/07 (Acquired
  03/28/02; Cost
  $325,000)(f)(g)              --     --        325        321,743
------------------------------------------------------------------
  6.50%, 12/01/08 (Acquired
  03/28/02; Cost
  $345,000)(f)(g)              --     --        345        340,394
------------------------------------------------------------------
  6.70%, 12/01/10 (Acquired
  03/28/02; Cost
  $390,000)(f)(g)              --     --        390        383,070
------------------------------------------------------------------
  6.70%, 12/01/11 (Acquired
  03/28/02; Cost
  $415,000)(f)(g)              --     --        415        406,808
------------------------------------------------------------------
Pima (County of) Unified
  School District (No. 10
  Amphitheater School
  District); School
  Improvement Unlimited Tax
  Series 1992 E GO
  6.50%, 07/01/05              A+     A2      3,100      3,236,369
==================================================================
                                                         8,304,593
==================================================================

ARKANSAS-0.29%

North Little Rock (City of)
  Health Facilities Board
  (Baptist Health); Health
  Care Series 2001 RB
  5.70%, 07/01/22              A+     --        500        515,205
------------------------------------------------------------------
Van Buren (County of);
  Refunding & Construction
  Sales & Use Tax Series
  2000 RB
  5.60%, 12/01/25(b)           --     Aaa     1,000      1,056,520
==================================================================
                                                         1,571,725
==================================================================

CALIFORNIA-2.22%

ABAG Finance Authority for
  Non-Profit Corps. (Lincoln
  Glen Manor for Senior
  Citizens); Series 2000 COP
  (CEP-Cal-Mortgage)
  6.10%, 02/15/25             BBB     --      1,000      1,042,260
------------------------------------------------------------------
ABAG Finance Authority for
  Non-Profit Corps. (Lytton
  Gardens Inc.); Series 1999
  COP (CEP-Cal-Mortgage)
  6.00%, 02/15/19             BBB     --      1,585      1,675,868
------------------------------------------------------------------
ABAG Finance Authority for
  Non-Profit Corps. (Odd
  Fellows Home of
  California); Series 1999
  COP (CEP- Cal-Mortgage)
  6.00%, 08/15/24             BBB     --      1,000      1,043,260
------------------------------------------------------------------
Big Bear Lake (City of);
  Refunding Water Series
  1996 RB
  6.00%, 04/01/22(b)          AAA     Aaa     2,000      2,365,400
------------------------------------------------------------------


                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
CALIFORNIA-(CONTINUED)

California (State of)
  Department of Water
  Resources; Power Supply
  Series 2002 A RB
  5.38%, 05/01/22             BBB+    A2     $1,000   $  1,042,030
------------------------------------------------------------------
California (State of)
  Educational Facilities
  Authority (Fresno Pacific
  University); Series 2000 A
  RB
  6.05%, 03/01/11              --    Baa3     1,350      1,478,709
------------------------------------------------------------------
Foothill/Eastern Corridor
  Agency (California Toll
  Road Project); Sr. Lien
  Series 1995 A RB
  6.00%, 01/01/10((d)(e)      AAA     Aaa       400        458,412
------------------------------------------------------------------
Los Angeles (County of);
  Series 2001 RB
  5.15%, 02/12/06
  (Acquired 03/29/01; Cost
  $175,957)(f)(g)(h)           --     --        175        179,900
------------------------------------------------------------------
Oxnard (City of) Financing
  Authority (Redwood Trunk
  Sewer & Headworks);
  Wastewater Series 2004 A
  RB
  5.00%, 06/01/29(b)          AAA     Aaa     1,005      1,003,513
------------------------------------------------------------------
Sacramento (City of)
  Financing Authority
  (Convention Center Hotel);
  Sr. Series 1999 A RB
  6.25%, 01/01/30(f)           --     --        750        752,452
------------------------------------------------------------------
Whittier (City of) Utility
  Authority; Water Series
  2003 A RB
  5.00%, 06/01/33(b)          AAA     Aaa     1,000        996,900
==================================================================
                                                        12,038,704
==================================================================

COLORADO-3.29%

Aurora (City of); Public
  Improvement Series 2000
  COP
  5.50%, 12/01/30(b)          AAA     Aaa     3,330      3,472,224
------------------------------------------------------------------
Colorado (State of) E-470
  Public Highway Authority;
  Sr. Series 2000 A RB
  5.75%, 09/01/35(b)          AAA     Aaa     1,000      1,074,380
------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Johnson & Wales
  University Project);
  Series 2003 A RB
  (CEP-XL Capital Ltd.)
  5.00%, 04/01/20             AAA     Aaa     1,000      1,037,650
------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority (Peak
  to Peak Charter School);
  Refunding & Improvement
  Series 2004 RB
  (CEP-XL Capital Ltd.)
  5.25%, 08/15/24             AAA     Aaa     1,475      1,536,876
------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Student
  Housing-University of
  Colorado Foundation
  Project); Series 2002 RB
  5.00%, 07/01/22(b)          AAA     Aaa     1,000      1,030,240
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Health
  Facilities Authority
  (Exempla Inc.); Series
  2002 A RB
  5.50%, 01/01/23              A-     A1     $2,850   $  2,865,077
------------------------------------------------------------------
  5.63%, 01/01/33              A-     A1      2,000      2,016,540
------------------------------------------------------------------
Denver (City of) Health &
  Hospital Authority;
  Refunding Health Care
  Series 2004 A RB
  6.25%, 12/01/33             BBB    Baa3       750        760,163
------------------------------------------------------------------
El Paso (County of) School
  District No. 2 (Harrison);
  Unlimited Tax Series 2001
  GO
  5.25%, 12/01/26(b)           --     Aaa     1,435      1,471,707
------------------------------------------------------------------
Meridian Metropolitan
  District; Refunding &
  Improvement Unlimited Tax
  Series 2001 B GO
  (CEP-Radian Reinsurance
  Inc.)
  5.00%, 12/01/25              AA     --      1,000        998,630
------------------------------------------------------------------
Northwest Parkway Public
  Highway Authority; Sr.
  Series 2001 A RB
  5.25%, 06/15/41(b)          AAA     Aaa     1,000      1,017,660
------------------------------------------------------------------
University of Colorado
  Hospital Authority; Series
  2001 A RB
  5.60%, 11/15/31              --     A3        500        503,515
==================================================================
                                                        17,784,662
==================================================================

CONNECTICUT-3.62%

Brooklyn (City of);
  Unlimited Tax Series 1995
  GO
  5.50%, 05/01/05(d)(e)       AAA     Aaa       250        262,440
------------------------------------------------------------------
  5.70%, 05/01/05(d)(e)       AAA     Aaa       250        262,808
------------------------------------------------------------------
Connecticut (State of)
  (Bradley International
  Airport); Special
  Obligation Parking Series
  2000 A RB
  6.60%, 07/01/24(b)(c)        A      --      1,250      1,305,713
------------------------------------------------------------------
Connecticut (State of)
  (Transportation
  Infrastructure); Special
  Obligation Tax Series 1991
  B RB
  6.50%, 10/01/10             AA-     A1        530        623,789
------------------------------------------------------------------
Connecticut (State of)
  (Transportation
  Infrastructure); Special
  Obligation Tax Series 1991
  B RB
  6.50%, 10/01/12             AA-     A1      1,500      1,792,185
------------------------------------------------------------------
Connecticut (State of) Area
  Cooperative Educational
  Services (Staff
  Development/Administration
  Facilities); Unlimited Tax
  Series 1999 GO
  5.63%, 07/15/19(b)           A      --      1,060      1,082,631
------------------------------------------------------------------
Connecticut (State of)
  Health & Educational
  Facilities Authority
  (Bridgeport Hospital);
  Series 1992 A RB
  6.63%, 07/01/18(b)          AAA     Aaa       500        501,460
------------------------------------------------------------------


                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
CONNECTICUT-(CONTINUED)

Connecticut (State of)
  Health & Educational
  Facilities Authority
  (Danbury Hospital);
  Series 1999 G RB
  5.63%, 07/01/25(b)          AAA     Aaa    $  250   $    263,470
------------------------------------------------------------------
Connecticut (State of)
  Health & Educational
  Facilities Authority;
  Unrefunded Series 1991 E
  RB
  6.50%, 07/01/14(b)          AAA     Aaa       110        110,315
------------------------------------------------------------------
Connecticut (State of)
  Health & Educational
  Facilities Authority
  (Loomis Chaffee School);
  Series 2001 D RB
  5.25%, 07/01/31              --     A2      1,000      1,027,290
------------------------------------------------------------------
Connecticut (State of)
  Health & Educational
  Facilities Authority
  (Stamford Hospital);
  Series 1996 F RB
  5.40%, 07/01/09(b)          AAA     Aaa     1,000      1,071,400
------------------------------------------------------------------
Connecticut (State of)
  Health & Educational
  Facilities Authority
  (William W. Backus
  Hospital); Series 1997 D
  RB
  5.75%, 07/01/27(b)          AAA     --      1,000      1,045,630
------------------------------------------------------------------
Connecticut (State of)
  Housing Finance Authority
  (Group Home Mortgage);
  Special Obligation Series
  2000
  GH-5 RB
  5.85%, 06/15/30(b)          AAA     Aaa       500        526,210
------------------------------------------------------------------
Connecticut (State of)
  Housing Finance Authority
  (Housing Mortgage Finance
  Program); Series 1996 C-1
  RB
  6.30%, 11/15/17             AAA     Aaa     1,270      1,325,588
------------------------------------------------------------------
  Series 1996 C-2 RB
  6.25%, 11/15/18             AAA     Aaa       750        782,460
------------------------------------------------------------------
  Series 1996 G RB
  6.00%, 11/15/27(c)          AAA     Aaa     1,000      1,033,350
------------------------------------------------------------------
  Series 1998 C RB
  5.50%, 11/15/35(c)          AAA     Aaa     1,775      1,812,062
------------------------------------------------------------------
  Series 1998 D-2 RB
  5.45%, 11/15/24(c)          AAA     Aaa         5          5,076
------------------------------------------------------------------
  Series 2001 A-1 RB
  5.25%, 11/15/28             AAA     Aaa       550        555,165
------------------------------------------------------------------
  Sub-Series 1998 E-1 RB
  5.13%, 05/15/21             AAA     Aaa       445        448,751
------------------------------------------------------------------
Manchester (City of) Eighth
  Utilities District;
  Unlimited Tax Series 1991
  GO
  6.75%, 08/15/06              --     Aa3       180        196,439
------------------------------------------------------------------
Mansfield (City of);
  Unlimited Tax Series 1990
  GO
  6.00%, 06/15/07              --     Aa3       100        109,874
------------------------------------------------------------------
  6.00%, 06/15/08              --     Aa3       100        111,755
------------------------------------------------------------------
  6.00%, 06/15/09              --     Aa3       100        113,334
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------

CONNECTICUT-(CONTINUED)

New Britain (City of);
  Unlimited Tax Series 1992
  GO
  6.00%, 02/01/11(b)          AAA     Aaa    $  400   $    460,124
------------------------------------------------------------------
North Canaan (City of);
  Unlimited Tax Series 1991
  GO
  6.50%, 01/15/08              --     A3        125        140,445
------------------------------------------------------------------
  6.50%, 01/15/09              --     A3        125        142,526
------------------------------------------------------------------
  6.50%, 01/15/10              --     A3        125        144,589
------------------------------------------------------------------
  6.50%, 01/15/11              --     A3        125        147,897
------------------------------------------------------------------
Somers (City of); Unlimited
  Tax Series 1990 GO
  6.00%, 12/01/10              --     A1        190        218,357
------------------------------------------------------------------
University of Connecticut;
  Student Fee Series 2000 A
  RB
  6.00%, 11/15/10(d)(e)       NRR     NRR     1,325      1,537,146
------------------------------------------------------------------
Westbrook (City of);
  Unlimited Tax Series 1992
  GO
  6.40%, 03/15/10(b)          AAA     Aaa       380        441,803
==================================================================
                                                        19,602,082
==================================================================

DELAWARE-0.05%

Delaware (State of) Economic
  Development Authority
  (Osteopathic Hospital
  Association); Series 1993
  A RB
  6.75%, 01/01/13(d)          NRR     Aaa       250        297,315
==================================================================

DISTRICT OF COLUMBIA-0.43%

District of Columbia (George
  Washington University);
  Series 2001 A RB
  5.13%, 09/15/31(b)          AAA     Aaa     1,000      1,002,600
------------------------------------------------------------------
District of Columbia
  (Gonzaga College High
  School); Series 1999 RB
  5.38%, 07/01/19(b)          AAA     Aaa     1,055      1,115,620
------------------------------------------------------------------
District of Columbia
  (Mandarin Oriental Hotel
  Project); Tax Increment
  Series 2002 TAN
  5.25%, 07/01/22(b)          AAA     Aaa       200        209,068
==================================================================
                                                         2,327,288
==================================================================

FLORIDA-1.66%

Crossings at Fleming Island
  Community Development
  District; Refunding
  Special Assessment Series
  2000 B RB
  5.80%, 05/01/16(b)          AAA     Aaa     1,000      1,121,840
------------------------------------------------------------------
Escambia (County of)
  (Champion International
  Corp. Project); Series
  1994 PCR
  6.90%, 08/01/22(c)          BBB    Baa2     1,125      1,152,787
------------------------------------------------------------------
Jacksonville (City of)
  Electric Authority; Water
  & Sewer Series 2000 A RB
  5.30%, 10/01/05(d)(e)       NRR     NRR     1,000      1,044,400
------------------------------------------------------------------


                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
FLORIDA-(CONTINUED)

Jacksonville (City of)
  Health Facilities
  Authority (Ascension
  Health Credit Group);
  Series 2002 A RB
  5.25%, 11/15/32              AA     Aa2    $1,500   $  1,502,055
------------------------------------------------------------------
Miami-Dade (County of)
  (Miami International
  Airport); Aviation Series
  2000 B RB
  5.75%, 10/01/29(b)          AAA     Aaa     2,000      2,144,900
------------------------------------------------------------------
Orlando (City of) Utilities
  Commission; Refunding
  Water & Electric Series
  2002 C RB
  5.00%, 10/01/27              AA     Aa1     1,000      1,002,590
------------------------------------------------------------------
Sunrise (City of) Utility
  System; Refunding Series
  1998 RB
  5.00%, 10/01/28(b)          AAA     Aaa     1,000      1,001,950
==================================================================
                                                         8,970,522
==================================================================

GEORGIA-0.39%

Gwinnett (County of) Water &
  Sewer Authority; Series
  2002 RB
  5.25%, 08/01/24             AAA     Aaa     2,000      2,084,760
==================================================================

ILLINOIS-6.87%

Bellwood (City of);
  Unlimited Tax Series 2002
  GO
  5.25%, 12/01/25(b)           --     Aaa     1,000      1,028,440
------------------------------------------------------------------
Chicago (City of) (Cottage
  View Terrace Apartments);
  FHA/GNMA Collateralized
  Multi-Family Housing
  Series 2000 A RB
  (CEP-GNMA)
  6.13%, 02/20/42(c)          AAA     --      1,565      1,627,162
------------------------------------------------------------------
Chicago (City of); Project &
  Refunding Unlimited Tax
  Series 2000 C GO
  5.50%, 01/01/40(b)          AAA     Aaa     2,750      2,853,730
------------------------------------------------------------------
Chicago (City of); Project &
  Refunding Unlimited Tax
  Series 2001 A GO
  5.25%, 01/01/33(b)          AAA     Aaa     3,940      4,000,164
------------------------------------------------------------------
Chicago (City of); Special
  Transportation Series 2001
  RB
  5.25%, 01/01/31(b)          AAA     Aaa     1,000      1,015,890
------------------------------------------------------------------
Cook (County of); Capital
  Improvement Unlimited Tax
  Series 2004 B GO
  5.00%, 11/15/29(b)          AAA     Aaa     1,000        995,660
------------------------------------------------------------------
Freeport (City of); Sewer
  System Improvements;
  Unlimited Tax Sewer Series
  2000 GO
  6.00%, 12/01/29(b)          AAA     Aaa     1,000      1,095,030
------------------------------------------------------------------
Illinois (State of)
  Department of Central
  Management Services;
  Series 1999 COP
  5.85%, 07/01/19(b)          AAA     Aaa     1,750      1,936,445
------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Adventist
  Health Systems Project);
  Series 1997 A RB
  6.00%, 11/15/11(b)          AAA     Aaa     2,500      2,851,375
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
  Development Finance
  Authority (Catholic
  Charities Housing
  Development); Series 1995
  RB
  6.35%, 01/01/25(f)           --     --     $1,500   $  1,477,995
------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (City of East
  St. Louis Project);
  Refunding Series 2003 RB
  (CEP-XL Capital Ltd.)
  5.00%, 11/15/13             AAA     Aaa     1,050      1,137,454
------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Northwestern
  University); Adjustable
  Rate Medium Term Series
  1997 RB
  5.25%, 11/01/14(e)          AA+     Aa1     1,000      1,098,840
------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Robert Morris
  College); Series 2000 RB
  5.75%, 06/01/20(b)           --     Aaa     1,305      1,418,130
------------------------------------------------------------------
  5.80%, 06/01/30(b)           --     Aaa     1,000      1,058,330
------------------------------------------------------------------
Illinois (State of) Health
  Facilities Authority
  (Blessing Hospital);
  Series 1999 A RB
  6.00%, 11/15/19(b)          AAA     Aaa     1,000      1,119,010
------------------------------------------------------------------
Illinois (State of) Health
  Facilities Authority
  (Evangelical Hospital
  Corp.); Refunding Series
  1992 A RB
  6.25%, 04/15/22(d)          NRR     Aaa     1,000      1,160,550
------------------------------------------------------------------
  Series 1992 C RB
  6.25%, 04/15/22(d)          NRR     NRR     1,150      1,334,632
------------------------------------------------------------------
Illinois (State of)
  Unemployment Insurance
  Fund; Federal Building
  Receipts Series 2004 A RB
  5.00%, 12/15/06(b)          AAA     Aaa     5,000      5,307,550
------------------------------------------------------------------
Metropolitan Pier &
  Exposition Authority
  (McCormick Place
  Expansion); Dedicated
  State Tax Series 2002 A RB
  6.42%, 06/15/30(b)          AAA     Aaa     1,000        236,080
------------------------------------------------------------------
  5.25%, 06/15/42(b)          AAA     Aaa     1,000      1,010,520
------------------------------------------------------------------
Rockford (City of) School
  District No. 205;
  Unlimited Tax Series 2001
  GO
  5.00%, 02/01/17(b)           --     Aaa       500        544,155
------------------------------------------------------------------
Tazewell (County of)
  Community High School
  District No. 303 (Pekin);
  Unlimited Tax Series 1996
  GO
  5.63%, 01/01/14(b)          AAA     Aaa     1,435      1,531,504
------------------------------------------------------------------
Will (County of) School
  District No. 122 (New
  Lenox); Unlimited Tax
  Series 2000 A GO
  6.50%, 11/01/14(b)           --     Aaa     1,165      1,370,786
==================================================================
                                                        37,209,432
==================================================================


                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------

INDIANA-6.06%

DeKalb (County of)
  Redevelopment Authority
  (Mini-Mill Local Public
  Improvement Project);
  Series 1995 A RB
  6.50%, 01/15/14              A-     --     $  900   $    930,555
------------------------------------------------------------------
East Allen (County of)
  Multi-School Building
  Corp.; First Mortgage
  Series 2000 RB
  5.75%, 01/15/10(d)(e)       AAA     Aaa       735        829,955
------------------------------------------------------------------
Hancock (County of) Mount
  Vernon Multi-School
  Building Corp; First
  Mortgage Series 2001 RB
  (CEP-State Aid
  Withholding)
  5.45%, 07/15/22             AA-     --      1,000      1,055,500
------------------------------------------------------------------
Indiana (State of) Bond
  Bank; Special Program
  Series 2000 A RB
  5.90%, 02/01/14(b)          AAA     Aaa     1,000      1,126,160
------------------------------------------------------------------
Indiana (State of) Health
  Facilities Financing
  Authority (Community
  Hospitals Project); VRD
  Series 2000 A RB
  (LOC-Bank of America N.A.)
  1.08%, 07/01/28(j)          A-1+    --      6,857      6,857,000
------------------------------------------------------------------
Indiana (State of) Housing
  Finance Authority; Single
  Family Mortgage Series
  1995 B-1 RB
  6.15%, 07/01/17              --     Aaa        50         51,196
------------------------------------------------------------------
Indiana (State of)
  Transportation Finance
  Authority; Highway Series
  2000 RB
  5.38%, 12/01/25(d)(e)       NRR     NRR     2,000      2,079,640
------------------------------------------------------------------
Indiana (State of)
  Transportation Finance
  Authority; Unrefunded
  Airport Facilities Lease
  Series 1992 A RB
  6.25%, 11/01/16             AA-     A1        105        106,291
------------------------------------------------------------------
Indianapolis (City of) Local
  Public Improvement Bond
  Bank (Waterworks Project);
  Series 2002 A RB
  5.25%, 07/01/33(b)          AAA     Aaa     1,000      1,017,420
------------------------------------------------------------------
Lafayette (City of); Sewer
  Series 2002 RB
  5.15%, 07/01/24(b)          AAA     Aaa     1,000      1,030,480
------------------------------------------------------------------
Northern Wells (City of)
  Community School Building
  Corp.; First Mortgage
  Series 2002 RB
  5.40%, 07/15/23(b)          AAA     Aaa       500        525,680
------------------------------------------------------------------
Petersburg (City of)
  (Indiana Power & Lighting
  Co.); Refunding Series
  1991 PCR
  5.75%, 08/01/21             BBB-   Baa2     4,000      4,078,360
------------------------------------------------------------------
Petersburg (City of)
  Pollution Control (Indiana
  Power & Lighting Co.);
  Refunding Series 1993 B
  PCR
  5.40%, 08/01/17(b)          AAA     Aaa     9,850     11,003,238
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
INDIANA-(CONTINUED)

St. Joseph (County of)
  Hospital Authority
  (Memorial Health System);
  Health System Series 2000
  RB
  5.63%, 08/15/33(b)          AAA     Aaa    $1,000   $  1,045,200
------------------------------------------------------------------
Wa-Nee Middle School
  Building Corp.; First
  Mortage Unlimited Tax
  Series 2001 GO
  5.50%, 01/15/20(b)          AAA     Aaa     1,000      1,080,730
==================================================================
                                                        32,817,405
==================================================================

KANSAS-0.44%

Newton (City of) (Newton
  Healthcare Corp.);
  Hospital Series 1994 A RB
  7.38%, 11/15/04(d)(e)       NRR     NRR       250        259,162
------------------------------------------------------------------
Overland Park (City of)
  Development Corp. first
  tier (Overland Park
  Project); Series 2001 A RB
  7.38%, 01/01/32(f)           --     --      2,135      2,142,045
==================================================================
                                                         2,401,207
==================================================================

KENTUCKY-0.67%

Jefferson (County of)
  (Beverly Enterprises
  Project); Refunding Health
  Facilities Series 1999 RB
  5.88%, 05/01/08(f)           --     --        595        595,887
------------------------------------------------------------------
Mount Sterling (City of)
  (Kentucky League Cities);
  Lease Funding Series 1993
  A RB
  6.15%, 03/01/13              --     Aa3     3,000      3,041,190
==================================================================
                                                         3,637,077
==================================================================

LOUISIANA-6.42%

Lafayette (City of); Public
  Improvement Sales Tax
  Series 2000 A RB
  5.50%, 03/01/23(b)          AAA     Aaa     2,360      2,512,385
------------------------------------------------------------------
Lafayette (City of);
  Utilities Series 2004 RB
  5.00%, 11/01/28(b)          AAA     Aaa     1,000        997,140
------------------------------------------------------------------
Louisiana (State of) Local
  Government Environmental
  Facilities & Community
  Development Authority
  (Parking Facilities Corp.
  Garage Project); Series
  2001 A RB
  5.20%, 10/01/20(b)          AAA     Aaa     1,760      1,844,445
------------------------------------------------------------------
Louisiana (State of) Local
  Government Environmental
  Facilities & Community
  Development Authority;
  Capital Projects &
  Equipment Acquisitions
  Series 2000 A RB
  6.30%, 07/01/30(b)          AAA     Aaa     4,000      4,597,080
------------------------------------------------------------------
  6.55%, 09/01/25(b)           A      --     12,040     13,083,266
------------------------------------------------------------------
Louisiana (State of) Public
  Facilities Authority
  (Ochsner Clinic Foundation
  Project); Series 2002 B RB
  5.50%, 05/15/32              --     A3      1,600      1,608,704
------------------------------------------------------------------


                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
LOUISIANA-(CONTINUED)

Louisiana (State of) Public
  Facilities Authority
  (Tulane University);
  Series 1996 RB
  6.00%, 10/01/06(d)(e)       AAA     Aaa    $2,500   $  2,760,275
------------------------------------------------------------------
  Series 2002 A RB
  5.13%, 07/01/27(b)          AAA     Aaa     2,100      2,123,709
------------------------------------------------------------------
Ouachita (Parish of)
  Hospital Service District
  No. 1 (Glenwood Regional
  Medical Center); Refunding
  Hospital Series 1996 RB
  5.70%, 05/15/16(b)          AAA     Aaa     1,000      1,097,170
------------------------------------------------------------------
St. John Baptist (Parish of)
  Sales Tax District; Series
  1987 RB
  7.60%, 01/01/08(d)          NRR     NRR       500        578,170
------------------------------------------------------------------
  7.60%, 01/01/09(d)          NRR     NRR       500        593,035
------------------------------------------------------------------
Tangipahoa (Parish of)
  Hospital Service District
  No. 1 (North Oaks Medical
  Center Project); Refunding
  Hospital Series 2003 A RB
  5.00%, 02/01/25              A      --      1,000        959,150
------------------------------------------------------------------
Tangipahoa (Parish of)
  Hospital Service District
  No. 1 (North Oaks Medical
  Center Project); Refunding
  Hospital Series 2003 A RB
  5.00%, 02/01/30              A      --      1,000        959,660
------------------------------------------------------------------
West Feliciana (Parish of)
  (Gulf States Utilities
  Co.); Series 1992 A PCR
  7.50%, 05/01/15             BB+     --      1,000      1,021,020
==================================================================
                                                        34,735,209
==================================================================

MAINE-0.25%

Maine (State of) Housing
  Authority; Mortgage Series
  1999 E-1 RB
  5.85%, 11/15/20             AA+     Aa1     1,305      1,350,310
==================================================================

MARYLAND-0.19%

Maryland (State of) Health &
  Higher Educational
  Facilities Authority
  (University of Maryland
  Medical System); Series
  2001 RB
  5.25%, 07/01/28              A      A3      1,000      1,002,250
==================================================================

MASSACHUSETTS-2.71%

Boston (City of) Water &
  Sewer Commission; Sr.
  Series 1993 A RB
  5.25%, 11/01/19(b)          AAA     Aaa     5,385      5,920,538
------------------------------------------------------------------
Massachusetts (State of)
  Development Finance Agency
  (Boston University);
  Series 1999 P RB
  6.00%, 05/15/59             BBB+    A3      4,500      4,862,115
------------------------------------------------------------------
Massachusetts State of)
  Development Finance Agency
  (College Issue); Series
  2003 B RB
  (CEP-XL Capital Ltd.)
  5.25%, 07/01/33             AAA     Aaa     1,000      1,024,250
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
  Housing Finance Agency;
  Single Family Housing
  Series 1994 RB
  6.60%, 12/01/26(c)           AA     Aa3    $  490   $    500,814
------------------------------------------------------------------
Massachusetts (State of) Bay
  Transportation Authority;
  Sr. Sales Tax Series 2002
  A RB
  5.00%, 07/01/32             AAA     Aa2     1,500      1,491,000
------------------------------------------------------------------
Massachusetts (State of);
  Consumer Lien Limited Tax
  Series 2000 A GO
  5.75%, 02/01/09             AA-     Aa2       785        871,248
==================================================================
                                                        14,669,965
==================================================================

MICHIGAN-5.86%

Allegan (City of) Public
  School District; Unlimited
  Tax Series 2000 GO
  5.75%, 05/01/30(b)          AAA     Aaa       500        534,930
------------------------------------------------------------------
Almont (City of) Community
  Schools; Refunding School
  Building & Site Unlimited
  Tax Series 2002 GO
  5.00%, 05/01/27             AA+     Aa1     1,000      1,005,290
------------------------------------------------------------------
Bullock Creek School
  District; Unlimited Tax
  Series 2000 GO
  5.50%, 05/01/10(d)(e)       NRR     NRR     1,000      1,119,710
------------------------------------------------------------------
Caledonia (City of)
  Community Schools;
  Unlimited Tax Series 2000
  GO
  5.50%, 05/01/23(b)          AAA     Aaa     1,000      1,065,640
------------------------------------------------------------------
Chippewa Valley Schools;
  Refunding Unlimited Tax
  Series 2002 GO
  5.13%, 05/01/27             AA+     Aa1     1,000      1,011,700
------------------------------------------------------------------
Detroit (City of) Water
  Supply System; Prerefunded
  Sr. Lien Series 2001 A RB
  5.25%, 07/01/11(d)(e)       AAA     Aaa     1,655      1,847,443
------------------------------------------------------------------
  Sr. Lien Series 2001 A RB
  5.00%, 07/01/30(b)          AAA     Aaa     5,000      4,963,850
------------------------------------------------------------------
  Unrefunded Sr. Lien Series
  2001 A RB
  5.25%, 07/01/33(b)          AAA     Aaa     1,845      1,874,815
------------------------------------------------------------------
Jackson (City of) Brownfield
  Redevelopment Authority;
  Tax Increment Series 2002
  TAN
  5.13%, 06/01/24(b)          AAA     Aaa     1,000      1,026,170
------------------------------------------------------------------
Lake Orion (City of)
  Community School District;
  Unlimited Tax Series 2000
  A GO
  6.00%, 05/01/10(d)(e)       AAA     Aaa       500        574,285
------------------------------------------------------------------
  Refunding Unlimited Tax
  Series 1994 GO
  7.00%, 05/01/05(d)(e)       AAA     Aaa     2,500      2,627,225
------------------------------------------------------------------
Lincoln Park (City of)
  School District; Unlimited
  Tax Series 1996 GO
  6.00%, 05/01/06(d)(e)       AAA     Aaa     1,210      1,307,574
------------------------------------------------------------------


                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Michigan (State of) Hospital
  Finance Authority
  (Ascension Health Credit);
  Series 1999 A RB
  5.50%, 11/15/07(b)          AAA     Aaa    $3,000   $  3,270,780
------------------------------------------------------------------
Michigan (State of)
  Municipal Bond Authority
  (Drinking Water Revolving
  Fund); Series 2000 RB
  5.50%, 10/01/10(d)(e)       AAA     Aaa     1,000      1,135,810
------------------------------------------------------------------
Michigan (State of) Public
  Water Agency (Combustion
  Turbine No. 1 Project);
  Series 2001 A RB
  5.25%, 01/01/24(b)          AAA     Aaa     2,500      2,605,725
------------------------------------------------------------------
Newaygo (City of) Public
  Schools; Unlimited Tax
  Series 2000 GO
  5.50%, 05/01/21             AA+     Aa1     1,000      1,073,550
------------------------------------------------------------------
Ypsilanti (City of) School
  District; Refunding
  Unlimited Tax Series 1996
  GO
  5.75%, 05/01/07(d)(e)       AAA     Aaa     2,100      2,297,211
------------------------------------------------------------------
  5.75%, 05/01/07(d)(e)       AAA     Aaa     2,175      2,379,254
==================================================================
                                                        31,720,962
==================================================================

MINNESOTA-0.44%

Minneapolis & St. Paul
  (Cities of) Metropolitan
  Airports Commission
  (Northwest Airlines Inc.
  Project); Special
  Facilities Series 2001 A
  RB
  7.00%, 04/01/25(c)(f)        --     --      1,500      1,252,080
------------------------------------------------------------------
Minneapolis (City of);
  Parking Ramp Unlimited Tax
  Series 2000 A GO
  5.90%, 12/01/20             AAA     Aa1     1,000      1,132,640
==================================================================
                                                         2,384,720
==================================================================

MISSISSIPPI-1.12%

Mississippi (State of)
  Higher Education
  Assistance Corp.; Sub-
  Series 1994 C RB
  (CEP-Gtd. Std LNs)
  7.50%, 09/01/09(c)           --     A2      5,000      5,008,900
------------------------------------------------------------------
Mississippi (State of)
  Hospital Equipment &
  Facilities Authority
  (Forrest County General
  Hospital Project); Series
  2000 RB
  5.50%, 01/01/27(b)           --     Aaa     1,000      1,030,590
==================================================================
                                                         6,039,490
==================================================================

MISSOURI-1.09%

Kansas City (City of)
  Industrial Development
  Authority (General Motors
  Corp. Project); Series
  1984 PCR
  6.05%, 04/01/06             BBB    Baa1       170        170,449
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
MISSOURI-(CONTINUED)

Missouri (State of)
  Environmental Improvement
  & Energy Resources
  Authority (State Revolving
  Fund); Prerefunded Water
  Series 1995 C PCR
  5.85%, 01/01/05(d)(e)       NRR     Aaa    $  730   $    751,133
------------------------------------------------------------------
  Unrefunded Water Series
  1995 C PCR
  5.85%, 01/01/10              --     Aaa       270        277,374
------------------------------------------------------------------
Missouri (State of) Health &
  Educational Facilities
  Authority (Washington
  University Project);
  Educational Facilities
  Series 2001 A RB
  5.13%, 06/15/41             AA+     Aa1     4,000      4,019,280
------------------------------------------------------------------
Missouri (State of) Housing
  Development Commission;
  Multifamily Housing Series
  2001 II RB (CEP-FHA)
  5.38%, 12/01/18              AA     --        635        661,060
==================================================================
                                                         5,879,296
==================================================================

NEBRASKA-0.19%

Omaha (City of) Public Power
  District; Electric Series
  2002 A RB
  5.20%, 02/01/22              AA     Aa2     1,000      1,041,120
==================================================================

NEVADA-3.36%

Boulder (City of) (Boulder
  City Hospital Inc.
  Project); Refunding
  Hospital Series 1998 RB
  5.85%, 01/01/22(f)           --     --        500        425,640
------------------------------------------------------------------
Clark (County of) (Nevada
  Power Co. Project);
  Refunding
  Series 1992 C IDR
  7.20%, 10/01/22             BB+     Ba2     1,500      1,529,100
------------------------------------------------------------------
Clark (County of) Bond Bank;
  Limited Tax Series 2001 GO
  5.00%, 06/01/31(b)          AAA     Aaa     5,000      4,992,300
------------------------------------------------------------------
Clark (County of): Airport
  Sub-Lien Series 2001 B RB
  5.13%, 07/01/21(b)          AAA     Aaa     2,250      2,319,142
------------------------------------------------------------------
  Series 2001 B RB
  5.25%, 07/01/34(b)          AAA     Aaa     1,500      1,512,885
------------------------------------------------------------------
  Series 2004 A-2 RB
  5.13%, 07/01/25(b)          AAA     Aaa     1,000      1,014,980
------------------------------------------------------------------
  5.13%, 07/01/27(b)          AAA     Aaa     1,000      1,004,920
------------------------------------------------------------------
Humboldt (County of) (Sierra
  Pacific Project);
  Refunding Series 1987 PCR
  6.55%, 10/01/13(b)          AAA     Aaa     3,000      3,046,350
------------------------------------------------------------------
Reno (City of) Redevelopment
  Agency; Refunding
  Sub-Series 1995 A TAN
  6.00%, 06/01/10              --    Baa3     1,185      1,204,778
------------------------------------------------------------------
Truckee Meadows Water
  Authority; Water Series
  2001 A RB
  5.13%, 07/01/30(b)          AAA     Aaa     1,100      1,117,523
==================================================================
                                                        18,167,618
==================================================================


                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------

NEW JERSEY-2.07%

New Jersey (State of)
  Economic Development
  Authority (Continental
  Airlines, Inc. Project);
  Special Facility Series
  2000 RB
  7.00%, 11/15/30(c)           B     Caa2    $4,000   $  3,142,280
------------------------------------------------------------------
  Special Facility Series
  1999 RB
  6.40%, 09/15/23(c)           B     Caa2     1,000        785,820
------------------------------------------------------------------
  6.25%, 09/15/29(c)           B     Caa2     4,750      3,561,550
------------------------------------------------------------------
New Jersey (State of) Health
  Care Facilities Financing
  Authority (St. Peters
  University Hospital);
  Series 2000 A RB
  6.88%, 07/01/20             BBB+   Baa1       500        547,150
------------------------------------------------------------------
New Jersey (State of)
  Tobacco Settlement
  Financing Corp.; Asset
  Backed Series 2002 RB
  5.38%, 06/01/18             BBB    Baa3     1,500      1,307,790
------------------------------------------------------------------
New Jersey (State of)
  Transportation Trust Fund
  Authority (Transportation
  System); Series 1999 A RB
  5.50%, 06/15/10              A+     A1      1,670      1,854,953
==================================================================
                                                        11,199,543
==================================================================

NEW MEXICO-0.11%

Las Cruces (City of) South
  Central Solid Waste
  Authority; Environmental
  Services Series 1995 RB
  5.65%, 06/01/09              --     A2        575        587,823
==================================================================

NEW YORK-4.94%

Metropolitan Transportation
  Authority; (Dedicated Tax
  Fund); Series 2000 A RB
  5.88%, 04/01/10(d)(e)       AAA     Aaa     1,500      1,714,440
------------------------------------------------------------------
Metropolitan Transportation
  Authority (Service
  Contract); Refunding
  Series 2002 A RB
  5.13%, 01/01/29             AA-     A3      1,000        999,260
------------------------------------------------------------------
New York (City of) Municipal
  Water Finance Authority;
  Prerefunded Water & Sewer
  System Series 2000 B RB
  6.00%, 06/15/10(d)(e)       NRR     NRR       935      1,084,404
------------------------------------------------------------------
  Unrefunded Water & Sewer
  System Series 2000 B RB
  6.00%, 06/15/33             AA+     Aa2       565        640,343
------------------------------------------------------------------
  Water & Sewer System
  Series 1996 A RB
  5.50%, 06/15/24(b)          AAA     Aaa     1,000      1,062,440
------------------------------------------------------------------
  Water & Sewer System
  Series 1997 B RB
  5.75%, 06/15/29             AA+     Aa2     3,850      4,060,094
------------------------------------------------------------------
New York (City of);
  Prerefunded Unlimited Tax
  Series 1994 B1 GO
  7.38%, 08/15/04(d)(e)       NRR     Aaa       500        505,945
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
NEW YORK-(CONTINUED)

  Unlimited Tax Series 1996
  A GO
  6.25%, 08/01/06(d)(e)       NRR     NRR    $3,035   $  3,331,884
------------------------------------------------------------------
  Unrefunded Unlimited Tax
  Series 1991 B GO
  7.00%, 02/01/18(b)          AAA     Aaa        40         40,105
------------------------------------------------------------------
New York (State of) & New
  Jersey (State of) Port
  Authority (Consolidated
  Ninety-Third); Series 1994
  RB
  6.13%, 06/01/94             AA-     A1      5,250      5,873,752
------------------------------------------------------------------
New York (State of)
  Dormitory Authority (State
  University Educational
  Facilities); Series 1995 A
  RB
  6.50%, 05/15/06             AA-     A3      1,000      1,075,180
------------------------------------------------------------------
New York (State of)
  Environmental Facilities
  Corp. (State Water
  Revolving Project);
  Unrefunded
  Series 1991 E PCR
  6.88%, 06/15/10             AAA     Aaa     1,000      1,005,200
------------------------------------------------------------------
Triborough Bridge & Tunnel
  Authority; General Purpose
  Series 1992 Y RB
  5.50%, 01/01/17(d)          NRR     NRR     2,900      3,279,378
------------------------------------------------------------------
  General Purpose Series
  1993 B RB
  5.00%, 01/01/20(d)          AAA     NRR     1,935      2,058,047
==================================================================
                                                        26,730,472
==================================================================

NORTH CAROLINA-1.02%

North Carolina (State of)
  Eastern Municipal Power
  Agency; Power System
  Series 1993 A RB
  6.13%, 01/01/10(d)          AAA     Aaa     1,500      1,720,260
------------------------------------------------------------------
North Carolina (State of)
  Housing Finance Agency;
  Single Family Series 1996
  II RB (CEP-FHA)
  6.20%, 03/01/16              AA     Aa2       305        315,321
------------------------------------------------------------------
North Carolina (State of)
  Municipal Power Agency
  (No. 1 Catawba Electric
  Project); Refunding Series
  1990 RB
  6.50%, 01/01/10(d)          AAA     NRR       260        294,247
------------------------------------------------------------------
  Refunding Series 1992 RB
  7.25%, 01/01/07             BBB+   Baa1     2,890      3,173,220
==================================================================
                                                         5,503,048
==================================================================

OHIO-2.44%

Cleveland (City of)
  Waterworks; Refunding
  First Mortgage
  Series 1993 G RB
  5.50%, 01/01/21(b)          AAA     Aaa     3,300      3,708,540
------------------------------------------------------------------
Cuyahoga (County of);
  Refunding Series 2003 A RB
  5.50%, 01/01/29              A      A1      2,000      2,028,000
------------------------------------------------------------------
Fairfield (City of) School
  District; Unlimited Tax
  Series 1995 GO
  6.10%, 12/01/05(d)(e)       AAA     Aaa     1,000      1,058,470
------------------------------------------------------------------


                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
OHIO-(CONTINUED)

Findlay (City of); Limited
  Tax Series 1996 GO
  5.88%, 07/01/17             AA-     Aa3    $1,000   $  1,081,950
------------------------------------------------------------------
Montgomery (County of)
  (Grandview Hospital &
  Medical Center); Refunding
  Hospital Series 1997 RB
  5.50%, 12/01/09(d)(e)       NRR     NRR     1,000      1,104,020
------------------------------------------------------------------
Ohio (State of) Department
  of Transportation
  (Panhandle Rail Line
  Project); Series 1992 COP
  6.50%, 04/15/12(b)          AAA     Aaa       960        962,765
------------------------------------------------------------------
Plain (City of) Local School
  District; Prerefunded
  Unlimited Tax Series 2000
  GO
  6.00%, 06/01/11(d)(e)       NRR     Aaa       410        475,776
------------------------------------------------------------------
  Unrefunded Unlimited Tax
  Series 2000 GO
  6.00%, 12/01/25(b)           --     Aaa        90         99,633
------------------------------------------------------------------
Stark (County of) Lake Ohio
  Local School District;
  Unlimited Tax Series 2000
  GO
  5.75%, 12/01/26(b)          AAA     Aaa     2,500      2,687,250
==================================================================
                                                        13,206,404
==================================================================

OKLAHOMA-2.08%

Jenks (City of) Aquarium
  Authority; First Mortgage
  Series 2000 RB
  6.00%, 07/01/10(d)(e)       NRR     Aaa       800        926,320
------------------------------------------------------------------
Mustang (City of)
  Improvement Authority;
  Utility Series 1999 RB
  5.70%, 10/01/19(b)           --     Aaa     1,500      1,668,210
------------------------------------------------------------------
Oklahoma (State of)
  Development Finance
  Authority (St. John Health
  System); Refunding Series
  1999 RB
  5.75%, 02/15/18              AA     Aa3       675        717,876
------------------------------------------------------------------
  Refunding Series 1999 RB
  5.75%, 02/15/25              AA     Aa3     1,750      1,844,202
------------------------------------------------------------------
Oklahoma City (City of)
  Airport Trust; Jr. Lien
  Series-27th 2000 A RB
  5.13%, 07/01/20(b)          AAA     Aaa     2,575      2,648,156
------------------------------------------------------------------
Tulsa (City of) Industrial
  Authority (St. John's
  Medical Center Project);
  Hospital Series 1994 RB
  6.25%, 02/15/06(d)(e)       NRR     NRR     2,000      2,132,500
------------------------------------------------------------------
Tulsa (City of) Public
  Facilities Authority;
  Capital Improvement Series
  1988 B RB
  6.00%, 03/01/08              AA     --      1,305      1,316,249
==================================================================
                                                        11,253,513
==================================================================

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------

OREGON-0.17%

Cow Creek Band Umpqua Tribe
  of Indians; Series 1998 B
  RB
  5.10%, 07/01/12
  (Acquired 08/18/98; Cost
  $897,723)(b)(g)(h)          AAA     Aaa    $  900   $    920,106
==================================================================

PENNSYLVANIA-1.74%

Allegheny (County of) Higher
  Education Building
  Authority (Carnegie Mellon
  University); University
  Series 2002 RB
  5.25%, 03/01/32             AA-     --      1,500      1,518,630
------------------------------------------------------------------
Allegheny (County of) Port
  Authority; Special
  Transportation Series 1999
  RB
  6.13%, 03/01/09(d)(e)       AAA     Aaa     1,000      1,142,750
------------------------------------------------------------------
Butler (County of) Area
  School District; Unlimited
  Tax Series 2004 GO
  5.00%, 04/01/31(b)          AAA     Aaa     1,000        998,470
------------------------------------------------------------------
Clarion (County of)
  Industrial Development
  Authority (Beverly
  Enterprises Inc. Project);
  Refunding Series 2001 RB
  7.38%, 12/01/08 (Acquired
  02/22/01; Cost
  $1,450,000)(f)(g)            --     --      1,450      1,461,774
------------------------------------------------------------------
Pennsylvania (State of)
  Economic Development
  Financing Authority
  (Colver Project); Resource
  Recovery Series 1994 D RB
  7.05%, 12/01/10(c)          BBB-    --      2,900      2,998,513
------------------------------------------------------------------
Pennsylvania (State of);
  Third Unlimited Tax Series
  1994 GO
  6.75%, 11/15/04(d)(e)       AAA     Aaa     1,250      1,288,200
==================================================================
                                                         9,408,337
==================================================================

PUERTO RICO-0.33%

Children's Trust Fund;
  Tobacco Settlement Series
  2000 RB
  6.00%, 07/01/10(d)(e)       AAA     NRR     1,000      1,149,610
------------------------------------------------------------------
Puerto Rico (Commonwealth
  of) Highway &
  Transportation Authority;
  Transportation Series 2000
  B RB
  6.00%, 07/01/10(d)(e)       NRR     NRR       100        115,790
------------------------------------------------------------------
Puerto Rico (Commonwealth
  of); Public Improvement
  Unlimited Tax Series 2000
  GO
  6.00%, 07/01/05(e)(j)       NRR     NRR       500        525,055
==================================================================
                                                         1,790,455
==================================================================

RHODE ISLAND-0.84%

Providence (City of) Public
  Building Authority; Series
  2000 A RB
  5.75%, 12/15/16(b)          AAA     Aaa     1,210      1,370,797
------------------------------------------------------------------
Tobacco Settlement Financing
  Corp.; Asset-Backed Series
  2002 A RB
  6.00%, 06/01/23             BBB    Baa3     3,500      3,194,415
==================================================================
                                                         4,565,212
==================================================================


                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------

SOUTH CAROLINA-1.87%

Myrtle Beach (City of);
  Hospitality Fee Series
  2004 A RB
  5.38%, 06/01/24(b)          AAA     Aaa    $1,150   $  1,217,873
------------------------------------------------------------------
Piedmont Municipal Power
  Agency; Refunding Electric
  Series 1986 A RB
  5.75%, 01/01/24             BBB-   Baa3     1,150      1,145,941
------------------------------------------------------------------
South Carolina (State of)
  Jobs Economic Development
  Authority (Bon Secours-
  St. Francis Medical Center
  Inc.); Economic
  Development Series 2002 A
  RB
  5.50%, 11/15/23              A-     A3      2,000      2,006,420
------------------------------------------------------------------
South Carolina (State of)
  Jobs Economic Development
  Authority (Palmetto Health
  Alliance); Hospital
  Facilities Improvement
  Series 2000 A RB
  7.13%, 12/15/10(d)(e)       NRR     NRR     1,000      1,208,400
------------------------------------------------------------------
  Refunding Hospital
  Facilities Series 2003 A
  RB
  6.25%, 08/01/31             BBB    Baa2     1,000      1,032,590
------------------------------------------------------------------
  Refunding Hospital
  Facilities Series 2003 A
  RB
  6.13%, 08/01/23             BBB    Baa2     1,500      1,543,290
------------------------------------------------------------------
South Carolina (State of)
  Transportation
  Infrastructure Bank;
  Series 2001 A RB
  5.00%, 10/01/11(d)(e)       NRR     Aaa     1,000      1,104,200
------------------------------------------------------------------
Tobacco Settlement Revenue
  Management Authority;
  Tobacco Settlement Series
  2001 B RB
  6.38%, 05/15/28             BBB    Baa3     1,000        867,000
==================================================================
                                                        10,125,714
==================================================================

SOUTH DAKOTA-0.77%

Aberdeen (City of) School
  District No. 6-1;
  Unlimited Tax Series 2000
  GO
  5.45%, 01/01/26(b)          AAA     Aaa     3,940      4,090,666
------------------------------------------------------------------
South Dakota (State of)
  Health & Educational
  Facilities Authority
  (Huron Regional Medical
  Center); Series 1994 RB
  7.25%, 04/01/20             BBB+    --        100        102,543
==================================================================
                                                         4,193,209
==================================================================

TENNESSEE-0.90%

Franklin (City of)
  Industrial Development
  Board (Landings Apartment
  Project); Refunding
  Multifamily Housing
  Series 1996 A RB
  5.75%, 04/01/10(b)          AAA     Aaa       645        678,972
------------------------------------------------------------------
Nashville (City of) &
  Davidson (County of)
  Metropolitan Government;
  Electric Series 2004 A RB
  5.00%, 05/15/29(b)          AAA     Aaa     1,000      1,000,690
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Putnam (County of);
  Refunding Unlimited Tax
  Series 2001 GO
  5.25%, 04/01/17(b)           --     Aaa    $1,000   $  1,102,220
------------------------------------------------------------------
Robertson & Somner (Counties
  of) White House Utility
  District; Water & Sewer
  Series 2000 RB
  6.00%, 01/01/10(d)(e)       NRR     Aaa     1,000      1,140,670
------------------------------------------------------------------
Shelby (County of) Health
  Educational & Housing
  Facilities Board (Kirby
  Pines Retirement
  Community); Health Care
  Facilities Series 1997 A
  RB
  6.25%, 11/15/16(f)           --     --      1,000        974,650
==================================================================
                                                         4,897,202
==================================================================

TEXAS-22.51%

Allen (City of) Independent
  School District; Refunding
  Unlimited Tax Series 2000
  GO (CEP-Texas Permanent
  School Fund)
  5.95%, 02/15/25             AAA     Aaa     1,600      1,736,064
------------------------------------------------------------------
Arlington (City of)
  Independent School
  District; Prerefunded
  Unlimited Tax Series 1995
  GO (CEP-Texas Permanent
  School Fund)
  5.75%, 02/15/05(d)(e)       NRR     Aaa       705        722,026
------------------------------------------------------------------
  Unrefunded Unlimited Tax
  Series 1995 GO (CEP-Texas
  Permanent School Fund)
  5.75%, 02/15/21              --     Aaa       295        301,425
------------------------------------------------------------------
Austin (City of) Community
  College District;
  Refunding Combined Fee
  Series 1995 RB
  6.10%, 02/01/05(d)(e)       AAA     Aaa     1,115      1,141,872
------------------------------------------------------------------
Austin (City of) Utility
  System; Refunding Capital
  Appreciation Series 1992
  RB
  11.91%, 11/15/11(b)(i)      AAA     Aaa     1,400      1,041,838
------------------------------------------------------------------
Austin (City of); Refunding
  Hotel Occupancy Tax Sub.
  Lien Series 1999 RB
  5.80%, 11/15/29(b)          AAA     Aaa     1,000      1,068,170
------------------------------------------------------------------
Bellville (City of)
  Independent School
  District; Prerefunded
  Unlimited Tax Series 1995
  GO (CEP-Texas Permanent
  School Fund)
  6.13%, 02/01/06(d)(e)       NRR     Aaa       535        568,577
------------------------------------------------------------------
  Unrefunded Unlimited Tax
  Series 1995 GO (CEP-Texas
  Permanent School Fund)
  6.13%, 02/01/20              --     Aaa       295        311,452
------------------------------------------------------------------
Bexar (County of) Housing
  Finance Corp. (Dymaxion &
  Marbach Park Apartments);
  Multifamily Housing Series
  2000 A RB
  6.10%, 08/01/30(b)           --     Aaa     1,000      1,050,900
------------------------------------------------------------------


                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
TEXAS-(CONTINUED)

Bexar (County of)
  Metropolitan Water
  District; Lease Purchase
  Series 2001 RB
  5.53%, 07/20/06
  (Acquired 07/27/01;
  Cost $360,845)(f)(g)(h)      --     --     $  357   $    368,059
------------------------------------------------------------------
Brazos (County of) Health
  Facilities Development
  Corp. (Franciscan Services
  Corp. Obligated Group);
  Series 1997 A RB
  5.38%, 01/01/22(b)          AAA     Aaa     1,250      1,302,512
------------------------------------------------------------------
Carroll (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series 2001
  GO (CEP-Texas Permanent
  School Fund)
  5.25%, 02/15/33             AAA     Aaa     1,350      1,371,586
------------------------------------------------------------------
Carrollton (City of);
  Limited Tax Series 1996 GO
  5.75%, 08/15/06(d)(e)       NRR     NRR     1,000      1,074,040
------------------------------------------------------------------
Cisco (City of) Junior
  College District;
  Refunding Consolidated
  Series 2002 RB
  5.25%, 07/01/26(b)           --     Aaa     1,000      1,023,990
------------------------------------------------------------------
Cleveland (City of)
  Independent School
  District; Unlimited Tax
  Series 2001 GO
  (CEP-Texas Permanent
  School Fund)
  5.13%, 02/01/31             AAA     Aaa     2,000      2,007,100
------------------------------------------------------------------
Comal (County of)
  Independent School
  District; Refunding School
  Building Unlimited Tax
  Series 2001 GO
  (CEP-Texas Permanent
  School Fund)
  5.25%, 02/01/28              --     Aaa     2,000      2,034,060
------------------------------------------------------------------
  Refunding Unlimited Tax
  Series 1999 GO (CEP-Texas
  Permanent School Fund)
  5.75%, 08/01/28              --     Aaa     1,000      1,064,050
------------------------------------------------------------------
Denton (City of) Utility
  System; Series 2000 A RB
  5.40%, 12/01/13(b)          AAA     Aaa     1,000      1,095,630
------------------------------------------------------------------
DeSoto (City of) Independent
  School District; Refunding
  Unlimited Tax Series 1998
  GO (CEP-Texas Permanent
  School Fund)
  5.13%, 08/15/17             AAA     --      1,000      1,003,190
------------------------------------------------------------------
Galena Park (City of)
  Independent School
  District; Refunding
  Capital Appreciation
  Unlimited Tax Series 1996
  GO (CEP-Texas Permanent
  School Fund)
  8.30%, 08/15/23(i)           --     Aaa     2,000        726,860
------------------------------------------------------------------
Georgetown (City of) Utility
  System; Series 1995 A RB
  6.20%, 08/15/05(d)(e)       AAA     Aaa     1,500      1,572,300
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
TEXAS-(CONTINUED)

Grapevine (City of); Limited
  Tax Series 2000 GO Ctfs.
  5.88%, 08/15/26(b)          AAA     Aaa    $1,610   $  1,737,222
------------------------------------------------------------------
Harris (County of) Health
  Facilities Development
  Corp. (Memorial Hermann
  Health Care Project);
  Hospital Series 2001 A RB
  6.38%, 06/01/29              A      A2        750        814,755
------------------------------------------------------------------
Harris (County of) Health
  Facilities Development
  Corp. (St. Luke's
  Episcopal Hospital);
  Series 2001 A RB
  5.38%, 02/15/26             AA-     --      1,000      1,007,830
------------------------------------------------------------------
  Series 2002 RB
  5.13%, 02/15/32             AA-     --      1,000        986,190
------------------------------------------------------------------
Harris (County of) Health
  Facilities Development
  Corp. (Texas Childrens'
  Hospital Project);
  Hospital
  Series 1999 A RB
  5.25%, 10/01/29              AA     Aa2     2,000      2,021,240
------------------------------------------------------------------
Harris (County of)- Houston
  (City of) Sports
  Authority; Refunding Jr.
  Lien Series 2001 B RB
  5.25%, 11/15/40(b)          AAA     Aaa     5,000      5,053,800
------------------------------------------------------------------
Harris (County of);
  Refunding Limited Tax
  Series 2002 GO
  5.13%, 08/15/12(d)(e)       NRR     NRR     2,000      2,227,280
------------------------------------------------------------------
Houston (City of) Airport
  System; Sub. Lien Series
  2000 B RB
  5.50%, 07/01/30(b)          AAA     Aaa     1,000      1,035,590
------------------------------------------------------------------
Houston (City of) Water &
  Sewer System; Jr. Lien
  Series 1997 C RB
  5.38%, 12/01/07(d)(e)       AAA     Aaa     2,495      2,752,958
------------------------------------------------------------------
Hurst-Euless-Bedford
  Independent School
  District; Prerefunded
  Unlimited Tax Series 1994
  GO
  (CEP-Texas Permanent
  School Fund)
  6.50%, 08/15/04(d)(e)       AAA     Aaa       640        641,050
------------------------------------------------------------------
  Refunded Unlimited Tax
  Series 1994 GO
  (CEP-Texas Permanent
  School Fund)
  6.50%, 08/15/04(d)(e)       AAA     Aaa       360        360,590
------------------------------------------------------------------
Katy (City of) Independent
  School District; Limited
  Tax Series 1999 GO
  (CEP-Texas Permanent
  School Fund)
  6.13%, 02/15/32             AAA     Aaa     1,500      1,654,380
------------------------------------------------------------------
Keller (City of) Independent
  School District; Refunding
  Unlimited Tax Series 2001
  GO (CEP-Texas Permanent
  School Fund)
  5.25%, 08/15/26             AAA     Aaa     2,000      2,044,760
------------------------------------------------------------------
  Series 1994 COP
  6.00%, 08/15/05(b)          AAA     Aaa       275        287,578
------------------------------------------------------------------


                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
TEXAS-(CONTINUED)

Laredo (City of) Community
  College District; Limited
  Tax Series 2002 GO
  5.25%, 08/01/27(b)          AAA     Aaa    $1,000   $  1,022,250
------------------------------------------------------------------
  5.25%, 08/01/32(b)          AAA     Aaa     1,000      1,018,940
------------------------------------------------------------------
Little Elm (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series 1999
  GO
  (CEP-Texas Permanent
  School Fund)
  6.00%, 08/15/35             AAA     --      4,000      4,401,360
------------------------------------------------------------------
  Refunding Unlimited Tax
  Series 2000 GO
  (CEP-Texas Permanent
  School Fund)
  6.13%, 08/15/35             AAA     --      1,000      1,120,240
------------------------------------------------------------------
Lockhart (City of) Tax &
  Utility Systems; Limited
  Tax Series 1996 GO Ctfs.
  5.90%, 08/01/06(d)(e)       AAA     Aaa     1,100      1,184,249
------------------------------------------------------------------
  5.85%, 08/01/11(b)          AAA     Aaa       605        645,602
------------------------------------------------------------------
Lubbock (City of) Health
  Facilities Development
  Corp. (St. Joseph Health
  System); Series 1998 RB
  5.25%, 07/01/13             AA-     Aa3     2,000      2,099,280
------------------------------------------------------------------
Manor (City of) Independent
  School District; Refunding
  Unlimited Tax Series 2004
  GO (CEP-Texas Permanent
  School Fund)
  5.00%, 08/01/27             AAA     Aaa     1,000        998,640
------------------------------------------------------------------
  5.00%, 08/01/29             AAA     Aaa     1,000        992,940
------------------------------------------------------------------
Montgomery (County of);
  Permanent Improvement
  Limited Tax Series 2000 GO
  5.25%, 09/01/20(b)          AAA     Aaa     1,000      1,047,560
------------------------------------------------------------------
Nacogdoches (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series 2001
  GO
  (CEP-Texas Permanent
  School Fund)
  5.30%, 02/15/25             AAA     Aaa     2,765      2,843,222
------------------------------------------------------------------
Northside Independent School
  District; Unlimited Tax
  Series 1999 A GO
  (CEP-Texas Permanent
  School Fund)
  5.50%, 08/15/24             AAA     Aaa     1,000      1,048,680
------------------------------------------------------------------
Pasadena (City of); Limited
  Tax Series 2002 GO Ctfs.
  5.25%, 04/01/32(b)          AAA     Aaa     2,000      2,032,420
------------------------------------------------------------------
Pflugerville (City of)
  Independent School
  District; Unlimited Tax
  Series 2000 GO (CEP-Texas
  Permanent School Fund)
  5.50%, 08/15/23             AAA     Aaa     1,615      1,716,971
------------------------------------------------------------------
Plano (City of); Limited Tax
  Series 2000 GO
  5.88%, 09/01/19             AAA     Aaa       850        954,159
------------------------------------------------------------------
Richardson (City of); Hotel
  Occupancy Limited Tax
  Series 2000 A GO Ctfs.
  5.75%, 02/15/21(b)          AAA     Aaa     2,000      2,193,900
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
TEXAS-(CONTINUED)

Richardson (City of);
  Limited Tax Series 2001 GO
  Ctfs.
  5.00%, 02/15/19             AA+     Aa1    $1,720   $  1,777,998
------------------------------------------------------------------
Rockwall (City of)
  Independent School
  District (School
  Building); Unlimited Tax
  Series 2003 GO
  (CEP-Texas Permanent
  School Fund)
  5.25%, 02/15/29             AAA     Aaa     1,000      1,020,650
------------------------------------------------------------------
San Angelo (City of)
  Waterworks & Sewer System;
  Refunding & Improvement
  Series 2001 RB
  5.25%, 04/01/19(b)          AAA     Aaa     1,000      1,057,410
------------------------------------------------------------------
San Antonio (City of)
  Independent School
  District; Unlimited Tax
  Series 1999 GO (CEP-Texas
  Permanent School Fund)
  5.50%, 08/15/24             AAA     Aaa     3,500      3,678,430
------------------------------------------------------------------
San Antonio (City of);
  Limited Tax Series 2000 A
  GO
  5.38%, 02/01/19             AA+     Aa2     1,185      1,265,473
------------------------------------------------------------------
San Antonio (City of);
  Refunding Water Series
  1999 RB
  5.88%, 05/15/18             AA-     Aa3     1,000      1,119,680
------------------------------------------------------------------
Schertz-Cibolo-Universal
  City Independent School
  District; Refunding
  Building Unlimited Tax
  Series 2001 GO
  (CEP-Texas Permanent
  School Fund)
  5.13%, 08/01/25              --     Aaa     1,535      1,560,681
------------------------------------------------------------------
Southlake (City of);
  Refunding Limited Tax
  Series 2004 GO
  5.20%, 02/15/26(b)          AAA     Aaa     1,000      1,019,300
------------------------------------------------------------------
Spring Branch (City of)
  Independent School
  District; Limited Tax
  Series 2000 GO (CEP-Texas
  Permanent School Fund)
  5.75%, 02/01/24             AAA     Aaa     5,000      5,394,350
------------------------------------------------------------------
Texas (State of) (Veteran's
  Land); Unlimited Tax
  Series 1994 GO
  6.40%, 12/01/24(c)           AA     Aa1     2,000      2,029,000
------------------------------------------------------------------
Texas (State of) (Water
  Financial Assistance);
  Unlimited Tax 1999 GO
  5.50%, 08/01/24              AA     Aa1     1,500      1,573,215
------------------------------------------------------------------
Texas (State of) Department
  of Housing & Community
  Affairs (Asmara Affordable
  Housing Inc. Project);
  Multifamily Housing Series
  1996 A RB
  6.30%, 01/01/07(d)(e)       AAA     NRR       310        342,011
------------------------------------------------------------------
Texas (State of) North
  Central Health Facilities
  Development Corp. (Texas
  Health Resources System);
  Series 1997 B RB
  5.75%, 02/15/12(b)          AAA     Aaa     2,000      2,196,940
------------------------------------------------------------------


                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
TEXAS-(CONTINUED)

Nueces River Authority
  (Corpus Christi Lake
  Project); Water Supply
  Facilities Series 1997 RB
  5.50%, 03/01/27(b)          AAA     Aaa    $1,900   $  1,964,163
------------------------------------------------------------------
Texas (State of) Public
  Property Finance Corp.
  (Mental Health & Mental
  Retardation); Series 1996
  RB
  6.20%, 09/01/16             BBB+    --        700        707,973
------------------------------------------------------------------
Texas (State of); Refunding
  Unlimited Tax Water
  Development Series 2001 A
  GO
  5.25%, 08/01/35              AA     Aa1     1,840      1,870,102
------------------------------------------------------------------
Texas (State of) Town Center
  Improvement District;
  Sales & Hotel Occupancy
  Tax Series 2001 RB
  5.13%, 03/01/21(b)          AAA     Aaa     2,500      2,576,500
------------------------------------------------------------------
Town Center Improvement
  District; Sales & Hotel
  Occupancy Tax Series 2001
  RB
  5.13%, 03/01/23(b)          AAA     Aaa     1,000      1,021,490
------------------------------------------------------------------
  5.25%, 03/01/27(b)          AAA     Aaa     2,800      2,852,836
------------------------------------------------------------------
United Independent School
  District; Unlimited Tax
  Series 2000 GO
  (CEP-Texas Permanent
  School Fund)
  5.13%, 08/15/26             AAA     Aaa     1,000      1,010,140
------------------------------------------------------------------
University of Texas
  Financing System; Series
  1999 B RB
  5.70%, 08/15/09(d)(e)       AAA     Aaa     1,000      1,126,690
------------------------------------------------------------------
Waxahachie (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series 2002
  GO
  (CEP-Texas Permanent
  School Fund)
  5.25%, 08/15/30              --     Aaa     2,890      2,940,893
------------------------------------------------------------------
  5.25%, 08/15/26              --     Aaa     3,400      3,476,092
------------------------------------------------------------------
  5.38%, 08/15/27              --     Aaa     2,000      2,054,700
------------------------------------------------------------------
Weatherford (City of)
  Independent School
  District; Prerefunded
  Unlimited Tax Series 1994
  GO
  (CEP-Texas Permanent
  School Fund)
  6.40%, 02/15/05(d)(e)       NRR     Aaa       900        924,822
------------------------------------------------------------------
  Unrefunded Unlimited Tax
  Series 1994 GO
  (CEP-Texas Permanent
  School Fund)
  6.40%, 02/15/12              --     Aaa       100        102,520
------------------------------------------------------------------
West University Place (City
  of); Permanent Improvement
  Limited Tax Series 2000 GO
  5.30%, 02/01/18(b)          AAA     Aaa     1,000      1,058,970
------------------------------------------------------------------
  5.35%, 02/01/20(b)          AAA     Aaa     2,150      2,266,896
------------------------------------------------------------------
Ysleta (City of) Independent
  School District Public
  Facility Corp.; Refunding
  Lease Series 2001 RB
  5.38%, 11/15/24(b)          AAA     Aaa     1,300      1,350,050
==================================================================
                                                       121,871,312
==================================================================

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------

UTAH-0.66%

Intermountain Power Agency;
  Power Supply Series 1995 B
  RB
  5.00%, 07/01/16(d)          NRR     NRR    $1,240   $  1,247,514
------------------------------------------------------------------
Salt Lake (County of)
  (Westminster College
  Project); Series 1997 RB
  5.75%, 10/01/27             BBB     --      1,000      1,015,770
------------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Series 1994 D-1 RB
  (CEP-FHA/VA/FmHA)
  6.45%, 07/01/11              --     Aaa        25         25,642
------------------------------------------------------------------
  Single Family Mortgage
  Sub- Series 1994 C RB
  (CEP-FHA/VA/FmHA)
  6.05%, 07/01/06              --     Aa1        25         25,728
------------------------------------------------------------------
  Single Family Mortgage
  Sub- Series 1994 E-1 RB
  6.30%, 07/01/06             AA-     --         10         10,312
------------------------------------------------------------------
  Single Family Mortgage
  Sub- Series 2000 B-1 RB
  (CEP-FHA/VA)
  6.00%, 07/01/10(c)          AA-     Aa3       190        194,712
------------------------------------------------------------------
  Sr. Single Family Mortgage
  Series 1995 G-2 RB
  (CEP-FHA/VA)
  6.45%, 07/01/27(c)          AAA     Aaa       135        137,812
------------------------------------------------------------------
Washington (City of) Sales
  Tax Series 2003 RB
  5.00%, 11/15/23(b)          AAA     Aaa       915        932,632
==================================================================
                                                         3,590,122
==================================================================

VERMONT-0.27%

Vermont (State of)
  Educational & Health
  Buildings Financing Agency
  (Fletcher Allen Health
  Care); Hospital Series
  2000 A RB
  6.00%, 12/01/23(b)          AAA     Aaa     1,000      1,103,180
------------------------------------------------------------------
Vermont (State of) Housing
  Finance Agency; Single
  Family Housing Series 1995
  RB
  6.88%, 11/01/16(c)           A+     A1        340        347,517
==================================================================
                                                         1,450,697
==================================================================

VIRGINIA-1.24%

Fauquier (County of)
  Industrial Development
  Authority; Hospital Series
  2002 IDR (CEP-Radian
  Reinsurance Inc.)
  5.25%, 10/01/31              AA     --      1,000      1,004,620
------------------------------------------------------------------
Fauquier (County of)
  Industrial Development
  Authority (Fauquier
  Hospital Foundation,
  Inc.); Hospital Series
  2002 IDR (CEP-Radian
  Reinsurance Inc.)
  5.50%, 10/01/17              AA     --        500        551,600
------------------------------------------------------------------


                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Henrico (County of) Economic
  Development Authority
  (Virginia United Methodist
  Homes Inc.); Refunding
  Residential Care
  Facilities Series 2002 A
  RB
  6.50%, 06/01/22(f)           --     --     $2,000   $  2,028,660
------------------------------------------------------------------
Norton (City of) Industrial
  Development Authority
  (Norton Community
  Hospital); Refunding &
  Improvement Hospital
  Series 2001 RB
  6.00%, 12/01/22(b)           A      --      1,000      1,051,880
------------------------------------------------------------------
Suffolk (City of) Industrial
  Development Authority
  (Hotel & Conference
  Center); Economic
  Development Series 2003
  IDR
  5.00%, 10/01/23(b)           A      --        500        479,730
------------------------------------------------------------------
Virginia (State of) Housing
  Development Authority
  Series 2000 D RB
  5.70%, 04/01/11(c)          AAA     Aa1     1,500      1,620,570
==================================================================
                                                         6,737,060
==================================================================

WASHINGTON-1.86%

Clark (County of) (Camas
  School District No. 117);
  Unlimited Tax Series 1995
  GO
  6.00%, 12/01/05(d)(e)       AAA     Aaa     1,000      1,057,160
------------------------------------------------------------------
King (County of); Sewer
  Series 1999 RB
  5.50%, 01/01/22(b)          AAA     Aaa     1,000      1,056,800
------------------------------------------------------------------
Pend Oreille (County of)
  Public Utility District
  No. 1; Electric Series
  1996 B RB
  6.30%, 01/01/17             BBB+    A3      1,400      1,475,642
------------------------------------------------------------------
Pierce (County of) White
  River School District No.
  416; Unlimited Tax Series
  2000 GO
  5.35%, 12/01/09              --     Aa1     1,550      1,706,318
------------------------------------------------------------------
Washington (State of) Health
  Care Facilities Authority
  (Providence Health
  System); Series 2001 A RB
  5.25%, 10/01/21(b)          AAA     Aaa     2,000      2,093,300
------------------------------------------------------------------
Washington (State of) Public
  Power Supply System
  (Nuclear Project No. 1);
  Refunding Series 1996 A RB
  5.75%, 07/01/12(b)          AAA     Aaa     2,000      2,160,460
------------------------------------------------------------------
West Richland (City of);
  Water & Sewer Series 1994
  RB
  7.00%, 12/01/04(d)(e)       AAA     Aaa       500        509,450
==================================================================
                                                        10,059,130
==================================================================

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------

WISCONSIN-1.60%

Adams-Friendship (Cities of)
  School District; Refunding
  Unlimited Tax Series 1996
  GO
  6.50%, 04/01/15(b)          AAA     Aaa    $1,340   $  1,607,652
------------------------------------------------------------------
Wisconsin (State of) Health
  & Educational Facilities
  Authority (Sinai Samaritan
  Medical Center Inc.);
  Series 1996 RB
  5.75%, 08/15/16(b)          AAA     Aaa     1,500      1,619,760
------------------------------------------------------------------
Wisconsin (State of) Health
  & Educational Facilities
  Authority (Sisters of the
  Sorrowful Mother Ministry
  Corp.); Series 1997 A RB
  5.90%, 08/15/24(b)          AAA     Aaa     2,500      2,703,100
------------------------------------------------------------------
Wisconsin (State of):
  Unlimited Tax Series 2000
  C GO
  5.50%, 05/01/19             AA-     Aa3     2,500      2,709,175
==================================================================
                                                         8,639,687
==================================================================

WYOMING-0.44%

Laramie (County of)
  (Memorial Hospital
  Project); Hospital Series
  1992 RB
  6.70%, 05/01/12(b)          AAA     Aaa       250        253,230
------------------------------------------------------------------
Natrona (County of) (Wyoming
  Medical Center Project);
  Hospital Series 1995 RB
  6.00%, 03/15/06(d)(e)       AAA     Aaa     1,000      1,075,540
------------------------------------------------------------------
Sweetwater (County of)
  (Idaho Power Co. Project);
  Refunding Series 1996 A
  PCR
  6.05%, 07/15/26             BBB+    A3      1,000      1,055,360
==================================================================
                                                         2,384,130
==================================================================
    Total Municipal
      Obligations (Cost
      $507,898,069)                                    539,489,840
==================================================================
TOTAL INVESTMENTS-99.66%
  (Cost $507,898,069)                                  539,489,840
==================================================================
OTHER ASSETS LESS
  LIABILITIES-0.34%                                      1,859,052
==================================================================
NET ASSETS-100.00%                                    $541,348,892
__________________________________________________________________
==================================================================

Investment Abbreviations:

CEP   - Credit Enhancement Provider
COP   - Certificate of Participation
Ctfs. - Certificates
FHA   - Federal Housing Administration
FMHA  - Farmers Home Association
GNMA  - Government National Mortgage Association
GO    - General Obligation Bonds
Gtd.  - Guaranteed
IDR   - Industrial Development Revenue Bonds
Jr.   - Junior
LOC   - Letter of Credit
NRR   - Not Re-Rated
PCR   - Pollution Control Revenue Bonds
Sr.   - Senior
Sub.  - Subordinated
TAN   - Tax Anticipation Notes
VA    - Department of Veteran's Affairs
VRD   - Variable Rate Demand
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting firm.
(b) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(c) Security subject to the alternative minimum tax.
(d) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(e) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(f) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2004 was $4,381,854, which represented 0.81% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(h) Security considered to be illiquid. The aggregate market of these securities considered to be illiquid at 07/31/04 was $1,468,065, which represented 0.27% of the Fund's net assets.
(i) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(j) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rate is redetermined weekly. Rate shown is rate in effect on July 31, 2004.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

ASSETS:

Investments, at market value (cost
  $507,898,069)                                $539,489,840
-----------------------------------------------------------
Cash                                                 79,036
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,408,847
-----------------------------------------------------------
  Fund shares sold                                   88,484
-----------------------------------------------------------
  Interest                                        7,677,226
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                  132,047
-----------------------------------------------------------
Other assets                                         37,819
===========================================================
    Total assets                                548,913,299
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           5,959,648
-----------------------------------------------------------
  Fund shares reacquired                            477,918
-----------------------------------------------------------
  Dividends                                         750,719
-----------------------------------------------------------
  Deferred compensation and retirement plans        160,925
-----------------------------------------------------------
Accrued distribution fees                           155,230
-----------------------------------------------------------
Accrued trustees' fees                                1,294
-----------------------------------------------------------
Accrued transfer agent fees                          23,689
-----------------------------------------------------------
Accrued operating expenses                           34,984
===========================================================
    Total liabilities                             7,564,407
===========================================================
Net assets applicable to shares outstanding    $541,348,892
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                $519,173,875
-----------------------------------------------------------
  Undistributed net investment income               518,564
-----------------------------------------------------------
  Undistributed net realized gain (loss) from
    investment securities                        (9,935,318)
-----------------------------------------------------------
  Unrealized appreciation of investment
    securities                                   31,591,771
===========================================================
                                               $541,348,892
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $282,430,469
___________________________________________________________
===========================================================
Class B                                        $ 69,956,333
___________________________________________________________
===========================================================
Class C                                        $ 21,391,411
___________________________________________________________
===========================================================
Investor Class                                 $167,570,679
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          35,275,345
___________________________________________________________
===========================================================
Class B                                           8,721,794
___________________________________________________________
===========================================================
Class C                                           2,672,762
___________________________________________________________
===========================================================
Investor Class                                   20,904,777
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.01
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.01 divided
      by 95.25%)                               $       8.41
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.02
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.00
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
    share                                      $       8.02
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended July 31, 2004

INVESTMENT INCOME:

Interest                                                      $28,494,571
=========================================================================

EXPENSES:

Advisory fees                                                   2,304,920
-------------------------------------------------------------------------
Administrative services fees                                      150,228
-------------------------------------------------------------------------
Custodian fees                                                     20,818
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         757,680
-------------------------------------------------------------------------
  Class B                                                         836,823
-------------------------------------------------------------------------
  Class C                                                         233,775
-------------------------------------------------------------------------
  Investor Class                                                  139,100
-------------------------------------------------------------------------
Transfer agent fees                                               404,824
-------------------------------------------------------------------------
Trustees' and retirement fees                                      18,150
-------------------------------------------------------------------------
Other                                                             314,395
=========================================================================
    Total expenses                                              5,180,713
=========================================================================
Less: Expenses reimbursed and expense offset arrangement         (128,269)
=========================================================================
    Net expenses                                                5,052,444
=========================================================================
Net investment income                                          23,442,127
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities                    2,067,329
-------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (3,059,914)
-------------------------------------------------------------------------
Net gain (loss) from investment securities                       (992,585)
=========================================================================
Net increase in net assets resulting from operations          $22,449,542
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 23,442,127    $ 20,711,876
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                   2,067,329         194,250
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (3,059,914)     (4,964,846)
==========================================================================================
    Net increase in net assets resulting from operations        22,449,542      15,941,280
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (13,475,464)    (15,869,640)
------------------------------------------------------------------------------------------
  Class B                                                       (3,097,555)     (4,141,072)
------------------------------------------------------------------------------------------
  Class C                                                         (865,928)     (1,054,998)
------------------------------------------------------------------------------------------
  Investor Class                                                (5,397,173)             --
==========================================================================================
  Decrease in net assets resulting from distributions          (22,836,120)    (21,065,710)
==========================================================================================
Share transactions-net:
  Class A                                                      (47,916,010)     (7,594,641)
------------------------------------------------------------------------------------------
  Class B                                                      (27,822,577)     (5,994,533)
------------------------------------------------------------------------------------------
  Class C                                                       (4,060,139)     (3,421,085)
------------------------------------------------------------------------------------------
  Investor Class                                               170,799,558              --
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         91,000,832     (17,010,259)
==========================================================================================
    Net increase (decrease) in net assets                       90,614,254     (22,134,689)
==========================================================================================

NET ASSETS:

  Beginning of year                                            450,734,638     472,869,327
==========================================================================================
  End of year (including undistributed net investment income of $518,564 and $(59,092) for 2004 and 2003,
    respectively)                                             $541,348,892    $450,734,638
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances. Securities with a demand feature exercisable within one to seven days are valued at par. Notwithstanding the above, short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.

    For the period ended July 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $46,005 of expenses incurred by the Fund in connection with matters related to both pending regulatory complaints against INVESCO Funds Group, Inc. ("IFG") alleging market timing and the ongoing market timing investigations with respect to IFG and AIM, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2004, AIM was paid $150,228 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2004, AISI retained $216,434 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B and Class C Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the year ended July 31, 2004, the Class A, Class B, Class C and Investor Class shares paid $757,680, $836,823, $233,775 and $63,156 respectively. AIM reimbursed $75,944 of Investor Class expenses related to an overpayment of prior period Rule 12b-1 fees of the INVESCO Tax-Free Bond Fund paid to INVESCO Distributors, Inc., the prior distributor of INVESCO Tax-Free Bond Fund and an AIM affiliate.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2004, AIM Distributors advised the Fund that it retained $45,714 in front-end sales commissions from the sale of Class A shares and $21,716, $6,691 and $2,152 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM and INVESCO funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended July 31, 2004, the Fund engaged in purchases and sales of securities of $0 and $631,100, respectively.

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended July 31, 2004, the Fund received credits in transfer agency fees of $6,320 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $6,320.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2004, the Fund paid legal fees of $5,102 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income -- Tax Exempt         $22,812,878    $21,065,710
----------------------------------------------------------------------------------------
Distributions paid from ordinary income -- Taxable                 23,242            -0-
========================================================================================
Total distributions                                           $22,836,120    $21,065,710
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2004, the components of net assets on a tax basis were as follows:

                                                                    2004
----------------------------------------------------------------------------
Undistributed ordinary income -- Tax Exempt                     $    656,373
----------------------------------------------------------------------------
Unrealized appreciation -- investments                            31,542,408
----------------------------------------------------------------------------
Temporary book/tax differences                                      (155,228)
----------------------------------------------------------------------------
Capital loss carryforward                                         (9,868,536)
----------------------------------------------------------------------------
Shares of beneficial interest                                    519,173,875
============================================================================
Total net assets                                                $541,348,892
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and bond premium amortization.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $2,067,328 of capital loss carryforward in the current period to offset net realized gain for federal income tax purposes. The Fund has a capital loss carryforward as of July 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2007                                                    $  873,115
=============================================================================
July 31, 2008                                                     8,995,421
=============================================================================
Total capital loss carryforward                                  $9,868,536
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003 the date of the reorganization of INVESCO Tax-Free Bond Fund into the Fund are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2004 was $57,164,234 and $125,706,381, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $34,235,601
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (2,693,193)
===============================================================================
Net unrealized appreciation of investment securities              $31,542,408
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $507,947,432.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of tax deferrals acquired in the reorganization of INVESCO Tax-Free Bond Fund into the Fund on November 24, 2003, undistributed net investment income was decreased by $28,351, undistributed net realized gain (loss) was decreased by $1,464,236 and shares of beneficial interest increased by $1,492,587. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              ------------------------------------------------------------
                                                                          2004                            2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      10,263,606    $  82,264,724     41,276,911    $ 336,373,916
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         816,417        6,635,223      3,425,769       27,924,611
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,156,347        9,457,964      2,577,392       21,026,115
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                               964,137        7,809,102             --               --
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         914,061        7,407,622      1,071,470        8,718,591
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         243,066        1,973,710        314,210        2,560,594
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                          73,294          593,768         90,736          737,965
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                               485,539        3,937,944             --               --
==========================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                         181,334        1,481,885             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                          81,647          667,854             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         205,579        1,679,589             --               --
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                            22,822,011      186,469,042             --               --
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         800,622        6,481,534        668,278        5,433,316
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (799,315)      (6,481,534)      (625,570)      (5,433,316)
==========================================================================================================================
Reacquired:
  Class A                                                     (18,113,134)    (145,551,775)   (43,911,135)    (358,120,464)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,784,767)     (30,617,830)    (3,849,409)     (31,046,422)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,956,450)     (15,791,460)    (3,094,367)     (25,185,165)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                            (3,366,910)     (27,416,530)            --               --
==========================================================================================================================
                                                               10,987,084    $  91,000,832     (2,055,715)   $ (17,010,259)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Investor Class shares commenced sales on September 30, 2003.
(b) As of the open of business on November 24, 2003, the Fund acquired all of the net assets of INVESCO Tax-Free Bond Fund, pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Tax-Free Bond Fund shareholders on October 28, 2003. The acquisition was accomplished by a tax-free exchange of 23,290,571 shares of the Fund for 12,061,820 shares of INVESCO Tax-Free Bond Fund outstanding as of the close of business on November 21, 2003. INVESCO Tax-Free Bond Fund's net assets at that date of $190,298,370 including $16,453,346 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $421,005,314.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                             ------------------------------------------------------------------------------------
                                                                                                      SEVEN MONTHS
                                                              YEAR ENDED JULY 31,                        ENDED        YEAR ENDED
                                             -----------------------------------------------------      JULY, 31     DECEMBER 31,
                                               2004                 2003        2002        2001          2000           1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $   7.96             $   8.06    $   8.06    $   7.83      $   7.74       $   8.35
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.37                 0.37        0.38(a)     0.40          0.24(b)        0.41
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.04                (0.09)       0.00        0.23          0.09          (0.61)
=================================================================================================================================
    Total from investment operations             0.41                 0.28        0.38        0.63          0.33          (0.20)
=================================================================================================================================
Less dividends from net investment income       (0.36)               (0.38)      (0.38)      (0.40)        (0.24)         (0.41)
=================================================================================================================================
Net asset value, end of period               $   8.01             $   7.96    $   8.06    $   8.06      $   7.83       $   7.74
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                  5.19%                3.43%       4.84%       8.28%         4.32%         (2.45)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $282,430             $328,280    $339,545    $322,437      $283,416       $294,720
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets          0.85%(d)(e)          0.82%       0.81%       0.85%         0.85%(f)       0.84%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                     4.53%(d)             4.55%       4.79%(a)     5.06%        5.32%(f)       5.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                         14%                  20%         35%         28%           18%            28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $303,072,027.
(e) After expense reimbursements. Ratio prior to expense reimbursements for the year ended July 31, 2004 was 0.86%.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                                  CLASS B
                                          ---------------------------------------------------------------------------------------
                                                                                                   SEVEN MONTHS
                                                           YEAR ENDED JULY 31,                        ENDED           YEAR ENDED
                                          -----------------------------------------------------      JULY 31,        DECEMBER 31,
                                           2004                2003        2002          2001          2000              1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  7.98             $  8.07    $   8.07       $  7.84      $  7.75           $  8.37
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      0.31                0.31        0.32(a)       0.34         0.21(b)           0.35
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                 0.03               (0.08)       0.00          0.23         0.08             (0.62)
=================================================================================================================================
    Total from investment operations         0.34                0.23        0.32          0.57         0.29             (0.27)
=================================================================================================================================
Less dividends from net investment
  income                                    (0.30)              (0.32)      (0.32)        (0.34)       (0.20)            (0.35)
=================================================================================================================================
Net asset value, end of period            $  8.02             $  7.98    $   8.07       $  8.07      $  7.84           $  7.75
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                              4.28%               2.79%       4.05%         7.46%        3.84%            (3.28)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $69,956             $97,030    $104,150       $86,565      $67,363           $72,256
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets      1.60%(d)(e)         1.57%       1.56%         1.60%        1.61%(f)          1.59%
=================================================================================================================================
Ratio of net investment income to
  average net assets                         3.78%(d)            3.80%       4.04%(a)      4.31%        4.56%(f)          4.26%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                     14%                 20%         35%           28%          18%               28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $83,682,336.
(e) After expense reimbursements. Ratio prior to expense reimbursements for the year ended July 31, 2004 was 1.61%.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                                  CLASS C
                                           --------------------------------------------------------------------------------------
                                                                                                   SEVEN MONTHS
                                                           YEAR ENDED JULY 31,                        ENDED           YEAR ENDED
                                           ----------------------------------------------------      JULY 31,        DECEMBER 31,
                                            2004                2003       2002          2001          2000              1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  7.96             $  8.06    $  8.05       $  7.83       $ 7.74            $ 8.35
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.31                0.31       0.32(a)       0.34         0.21(b)           0.35
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.03               (0.09)      0.01          0.22         0.08             (0.61)
=================================================================================================================================
    Total from investment operations          0.34                0.22       0.33          0.56         0.29             (0.26)
=================================================================================================================================
Less dividends from net investment income    (0.30)              (0.32)     (0.32)        (0.34)       (0.20)            (0.35)
=================================================================================================================================
Net asset value, end of period             $  8.00             $  7.96    $  8.06       $  8.05       $ 7.83            $ 7.74
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                               4.29%               2.67%      4.19%         7.34%        3.85%            (3.16)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $21,391             $25,425    $29,175       $17,889       $8,252            $9,652
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets       1.60%(d)(e)         1.57%      1.56%         1.60%        1.61%(f)          1.59%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                  3.78%(d)            3.80%      4.04%(a)      4.31%        4.56%(f)          4.26%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                      14%                 20%        35%           28%          18%               28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $23,377,511.
(e) After expense reimbursements. Ratio prior to expense reimbursements for the year ended July 31, 2004 was 1.61%.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                  INVESTOR CLASS
                                                                ------------------
                                                                SEPTEMBER 30, 2003
                                                                   (DATE SALES
                                                                  COMMENCED) TO
                                                                     JULY 31,
                                                                       2004
----------------------------------------------------------------------------------
Net asset value, beginning of period                                 $   8.16
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                  0.32
----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                         (0.16)
==================================================================================
    Total from investment operations                                     0.16
==================================================================================
Less dividends from net investment income                               (0.30)
==================================================================================
Net asset value, end of period                                       $   8.02
__________________________________________________________________________________
==================================================================================
Total return(a)                                                          2.03%
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $167,571
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets                                  0.65%(b)(c)
==================================================================================
Ratio of net investment income to average net assets                     4.73%(b)
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate(d)                                                 14%
__________________________________________________________________________________
==================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $143,814,358.
(c) After expense reimbursements. Ratio prior to expense reimbursements for the year ended July 31, 2004 was 0.72% (annualized).
(d)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to
Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, has reached an agreement in principle with certain regulators to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, also has reached an agreement in principle with certain regulators to resolve investigations related to market timing activity in the AIM Funds. AIM expects that its wholly owned subsidiary A I M Distributors, Inc. ("ADI"), the distributor of the Fund's shares, also will be included as a party in the settlement with respect to AIM. In addition, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits, as described more fully below. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Agreements in Principle and Settled Enforcement Actions Related to Market Timing

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the State of New York, acting through the office of the state Attorney General ("NYAG"), filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. At the time these proceedings were filed Mr. Cunningham held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. Mr. Cunningham is no longer affiliated with AIM. In addition, on December 2, 2003, the State of Colorado, acting through the office of the state Attorney General ("COAG"), filed civil proceedings against IFG. Each of the SEC, NYAG and COAG complaints alleged, in substance, that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. Neither the Fund nor any of the other AIM or INVESCO Funds were named as a defendant in any of these proceedings. AIM and certain of its current and former officers also have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the COAG, the NYAG and the staff of the SEC to resolve the civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators. It has subsequently been agreed with the SEC that, in addition to AIM, ADI will be a named party in the settlement of the SEC's investigation.

  Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM and ADI will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM, ADI and IFG as well as the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

  Despite the agreements in principle discussed above, there can be no assurance that AMVESCAP will be able to reach a satisfactory final settlement with the regulators, or that any such final settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. ("IINA"), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI are expected to total $375 million. Additionally, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM or INVESCO Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

  On September 8, 2004, Mr. Cunningham's law firm issued a press release announcing that Mr. Cunningham had agreed to resolve the civil actions against him by paying the SEC and the NYAG a $500,000 civil penalty, to accept a two-year ban from the securities industry and to accept a five-year ban from serving as an officer or director in the securities industry.

  On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

Ongoing Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Ongoing Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and related defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively promote the sale of the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Real Estate Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Real Estate Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Real Estate Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -S- ERNST & YOUNG LLP
September 17, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

July 31, 2004

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS
  & OTHER EQUITY INTERESTS-95.45%

APARTMENTS-13.80%

Archstone-Smith Trust                             452,417   $ 13,314,632
------------------------------------------------------------------------
Avalonbay Communities, Inc.                       189,600     11,034,720
------------------------------------------------------------------------
BRE Properties, Inc.-Class A                      301,300     10,440,045
------------------------------------------------------------------------
Camden Property Trust                             129,400      5,823,000
------------------------------------------------------------------------
Canadian Apartment Properties Real Estate
  Investment Trust (Canada)                       314,500      3,005,041
------------------------------------------------------------------------
Equity Residential                                407,500     12,041,625
------------------------------------------------------------------------
Essex Property Trust, Inc.                        361,800     23,842,620
------------------------------------------------------------------------
Summit Properties Inc.                             99,200      2,559,360
------------------------------------------------------------------------
United Dominion Realty Trust, Inc.              1,041,400     20,192,746
========================================================================
                                                             102,253,789
========================================================================

DIVERSIFIED-5.92%

AEW Real Estate Income Fund                        41,200        683,508
------------------------------------------------------------------------
Gecina S.A. (France)(a)                            10,400        816,971
------------------------------------------------------------------------
Hang Lung Properties Ltd. (Hong Kong)(a)          693,000        953,429
------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Bermuda)(a)          525,000        955,442
------------------------------------------------------------------------
Mitsubishi Estate Co., Ltd. (Japan)(a)            178,000      2,021,993
------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd. (Japan)(a)               182,000      2,022,251
------------------------------------------------------------------------
Sino Land Co. Ltd. (Hong Kong)(a)               1,660,000      1,041,772
------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Hong Kong)(a)       116,000        980,645
------------------------------------------------------------------------
Unibail (France)(a)                                10,000      1,047,664
------------------------------------------------------------------------
Vornado Realty Trust                              573,600     33,320,424
========================================================================
                                                              43,844,099
========================================================================

HEALTHCARE-0.95%

Ventas, Inc.                                      274,500      7,005,240
========================================================================

INDUSTRIAL PROPERTIES-11.14%

Catellus Development Corp.                        258,196      6,454,900
------------------------------------------------------------------------
CenterPoint Properties Trust                      764,600     29,345,348
------------------------------------------------------------------------
Keystone Property Trust-Series E, 7.38% Pfd.       32,500        815,750
------------------------------------------------------------------------
ProLogis                                        1,348,770     45,912,131
========================================================================
                                                              82,528,129
========================================================================

INDUSTRIAL/OFFICE MIXED-0.37%

Liberty Property Trust                             72,250      2,774,400
========================================================================

LODGING-RESORTS-9.15%

Equity Inns Inc.                                   11,400        103,398
------------------------------------------------------------------------
Fairmont Hotels & Resorts Inc. (Canada)           338,000      8,703,500
------------------------------------------------------------------------
Hilton Hotels Corp.                             1,064,200     18,974,686
------------------------------------------------------------------------
Host Marriott Corp.(b)                          1,278,500     16,556,575
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
LODGING-RESORTS-(CONTINUED)

LaSalle Hotel Properties                          254,700   $  6,555,978
------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         375,000     16,875,000
========================================================================
                                                              67,769,137
========================================================================

OFFICE PROPERTIES-17.35%

Alexandria Real Estate Equities, Inc.             287,500     17,275,875
------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.-Series
  C, 8.38% Pfd.(b)                                 28,200        724,740
------------------------------------------------------------------------
Arden Realty, Inc.                                214,300      6,514,720
------------------------------------------------------------------------
Boston Properties, Inc.                           701,700     37,119,930
------------------------------------------------------------------------
Brandywine Realty Trust                           191,900      5,238,870
------------------------------------------------------------------------
Brookfield Properties Corp. (Canada)              218,900      6,709,285
------------------------------------------------------------------------
CarrAmerica Realty Corp.                          152,300      4,643,627
------------------------------------------------------------------------
Kilroy Realty Corp.                               206,200      7,299,480
------------------------------------------------------------------------
Mack-Cali Realty Corp.                            334,200     13,668,780
------------------------------------------------------------------------
SL Green Realty Corp.                             574,000     28,183,400
------------------------------------------------------------------------
Sophia (France)(a)                                 24,613      1,108,011
========================================================================
                                                             128,486,718
========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.09%

St. Joe Co. (The)                                  15,000        645,300
========================================================================

REGIONAL MALLS-19.54%

Borealis Retail Real Estate Investment Trust
  (Canada)(a)                                     124,400      1,085,686
------------------------------------------------------------------------
General Growth Properties, Inc.                 1,583,800     47,640,704
------------------------------------------------------------------------
Klepierre (France)(a)                              26,500      1,763,109
------------------------------------------------------------------------
Liberty International PLC (United Kingdom)(a)      76,300      1,105,766
------------------------------------------------------------------------
Macerich Co. (The)                                495,600     23,739,240
------------------------------------------------------------------------
Mills Corp. (The)                                 213,600      9,740,160
------------------------------------------------------------------------
Rouse Co. (The)                                   274,900     13,415,120
------------------------------------------------------------------------
Simon Property Group, Inc.                        896,700     46,278,687
========================================================================
                                                             144,768,472
========================================================================

SELF STORAGE-1.87%

Public Storage, Inc.                              132,600      6,249,438
------------------------------------------------------------------------
Shurgard Storage Centers, Inc.-Class A            204,700      7,573,900
========================================================================
                                                              13,823,338
========================================================================

SHOPPING CENTERS-12.17%

Capital & Regional PLC (United Kingdom)(a)        164,800      1,601,770
------------------------------------------------------------------------
Chelsea Property Group, Inc.                      526,300     34,272,656
------------------------------------------------------------------------
Developers Diversified Realty Corp.               683,100     24,509,628
------------------------------------------------------------------------
Eurocommercial Properties N.V.
  (Netherlands)(a)                                 52,500      1,607,966
------------------------------------------------------------------------
Federal Realty Investment Trust                   146,500      6,182,300
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
SHOPPING CENTERS-(CONTINUED)

Japan Retail Fund Investment Corp. (Japan)            200   $  1,393,948
------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.               150,500      7,615,300
------------------------------------------------------------------------
Regency Centers Corp.                             190,800      8,109,000
------------------------------------------------------------------------
Urstadt Biddle Properties-Class A                 359,600      4,876,176
========================================================================
                                                              90,168,744
========================================================================

SPECIALTY PROPERTIES-3.10%

American Financial Realty Trust                   366,000      4,849,500
------------------------------------------------------------------------
Entertainment Properties Trust                    153,200      5,417,152
------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                       404,100     12,680,658
========================================================================
                                                              22,947,310
========================================================================
    Total Real Estate Investment Trusts,
      Common Stocks & Other Equity Interests
      (Cost $558,700,108)                                    707,014,676
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

MONEY MARKET FUNDS-4.10%

Liquid Assets Portfolio-Institutional
  Class(c)                                     15,196,858   $ 15,196,858
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    15,196,858     15,196,858
========================================================================
    Total Money Market Funds (Cost
      $30,393,716)                                            30,393,716
========================================================================
TOTAL INVESTMENTS-99.55% (Cost $589,093,824)                 737,408,392
========================================================================
OTHER ASSETS LESS LIABILITIES-0.45%                            3,320,263
========================================================================
NET ASSETS-100.00%                                          $740,728,655
________________________________________________________________________
========================================================================

Investment Abbreviations:

Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at July 31, 2004 was $18,112,475, which represented 2.46% of the Fund's total investments. See Note 1A.
(b) Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

ASSETS:

Investments, at market value (cost
  $558,700,108)                                $707,014,676
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $30,393,716)                             30,393,716
===========================================================
    Total investments (cost $589,093,824)       737,408,392
===========================================================
Receivables for:
  Investments sold                                4,416,592
-----------------------------------------------------------
  Fund shares sold                                4,225,926
-----------------------------------------------------------
  Dividends                                         938,437
-----------------------------------------------------------
  Amount due from advisor                             1,574
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   43,880
-----------------------------------------------------------
Other assets                                         76,442
===========================================================
    Total assets                                747,111,243
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           5,073,294
-----------------------------------------------------------
  Fund shares reacquired                            635,652
-----------------------------------------------------------
  Deferred compensation and retirement plans         50,900
-----------------------------------------------------------
Accrued distribution fees                           371,083
-----------------------------------------------------------
Accrued trustees' fees                                1,512
-----------------------------------------------------------
Accrued transfer agent fees                         243,148
-----------------------------------------------------------
Accrued operating expenses                            6,999
===========================================================
    Total liabilities                             6,382,588
===========================================================
Net assets applicable to shares outstanding    $740,728,655
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $593,667,136
-----------------------------------------------------------
Undistributed net investment income                (282,197)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                       (970,978)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies             148,314,694
===========================================================
                                               $740,728,655
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $418,244,144
___________________________________________________________
===========================================================
Class B                                        $174,671,695
___________________________________________________________
===========================================================
Class C                                        $116,871,507
___________________________________________________________
===========================================================
Class R                                        $     24,018
___________________________________________________________
===========================================================
Investor Class                                 $ 29,896,022
___________________________________________________________
===========================================================
Institutional Class                            $  1,021,269
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          19,533,763
___________________________________________________________
===========================================================
Class B                                           8,132,563
___________________________________________________________
===========================================================
Class C                                           5,451,994
___________________________________________________________
===========================================================
Class R                                               1,122
___________________________________________________________
===========================================================
Investor Class                                    1,397,090
___________________________________________________________
===========================================================
Institutional Class                                  47,684
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      21.41
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $21.41 divided by
      95.25%)                                  $      22.48
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      21.48
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      21.44
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      21.41
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
    share                                      $      21.40
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      21.42
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended July 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $146,106)        $ 21,440,166
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       337,477
==========================================================================
    Total investment income                                     21,777,643
==========================================================================

EXPENSES:

Advisory fees                                                    5,126,831
--------------------------------------------------------------------------
Administrative services fees                                       164,380
--------------------------------------------------------------------------
Custodian fees                                                      71,292
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,046,782
--------------------------------------------------------------------------
  Class B                                                        1,563,583
--------------------------------------------------------------------------
  Class C                                                          921,397
--------------------------------------------------------------------------
  Class R                                                               17
--------------------------------------------------------------------------
  Investor Class                                                    59,514
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, R and Investor             1,573,643
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                             120
--------------------------------------------------------------------------
Trustees' and retirement fees                                       18,486
--------------------------------------------------------------------------
Other                                                              487,109
==========================================================================
    Total expenses                                              11,033,154
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (62,917)
==========================================================================
    Net expenses                                                10,970,237
==========================================================================
Net investment income                                           10,807,406
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         23,066,938
--------------------------------------------------------------------------
  Foreign currencies                                              (207,285)
==========================================================================
                                                                22,859,653
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         78,908,970
--------------------------------------------------------------------------
  Foreign currencies                                                (2,145)
==========================================================================
                                                                78,906,825
==========================================================================
Net gain from investment securities and foreign currencies     101,766,478
==========================================================================
Net increase in net assets resulting from operations          $112,573,884
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 10,807,406    $  6,774,304
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          22,859,653      (4,106,860)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           78,906,825      48,777,546
==========================================================================================
    Net increase in net assets resulting from operations       112,573,884      51,444,990
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (7,298,271)     (3,329,708)
------------------------------------------------------------------------------------------
  Class B                                                       (2,846,339)     (2,034,884)
------------------------------------------------------------------------------------------
  Class C                                                       (1,662,526)     (1,070,734)
------------------------------------------------------------------------------------------
  Class R                                                              (57)             --
------------------------------------------------------------------------------------------
  Investor Class                                                  (550,046)             --
------------------------------------------------------------------------------------------
  Institutional Class                                               (3,372)             --
==========================================================================================
    Decrease in net assets resulting from distributions        (12,360,611)     (6,435,326)
==========================================================================================
Share transactions-net:
  Class A                                                      189,546,124      70,728,483
------------------------------------------------------------------------------------------
  Class B                                                       22,366,994      37,706,329
------------------------------------------------------------------------------------------
  Class C                                                       35,706,292      18,496,500
------------------------------------------------------------------------------------------
  Class R                                                           23,011              --
------------------------------------------------------------------------------------------
  Investor Class                                                26,243,845              --
------------------------------------------------------------------------------------------
  Institutional Class                                              987,334              --
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              274,873,600     126,931,312
==========================================================================================
    Net increase in net assets                                 375,086,873     171,940,976
==========================================================================================

NET ASSETS:

  Beginning of year                                            365,641,782     193,700,806
==========================================================================================
  End of year (including undistributed net investment income of $(282,197) and $574,152 for 2004 and 2003,
    respectively)                                             $740,728,655    $365,641,782
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Real Estate Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve high total return. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/ event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/ event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

       The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the Fund's average daily net assets. AIM has entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. ("INVESCO") whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended July 31, 2004, AIM waived fees of $6,438.

    For the year ended July 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $44,513 of expenses incurred by the Fund in connection with matters related to both pending regulatory complaints against INVESCO Funds Group, Inc. ("IFG") alleging market timing and the ongoing market timing investigations with respect to IFG and AIM, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2004, AIM was paid $164,380 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended July 31, 2004, AISI retained $717,633 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class R Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of the Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the year ended July 31, 2004, the Class A, Class B, Class C, Class R and Investor Class shares paid $1,046,782, $1,563,583, $921,397, $17 and $54,868, respectively. AIM reimbursed
$4,646 of Investor Class expenses related to an overpayment of prior period Rule 12b-1 fees of the INVESCO Real Estate Opportunity Fund paid to INVESCO Distributors, Inc., the prior distributor of INVESCO Real Estate Opportunity Fund, an AIM affiliate.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2004, AIM Distributors advised the Fund that it retained $370,490 in front-end sales commissions from the sale of Class A shares and $92,514, $17,209, $28,683 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended July 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      UNREALIZED
                 MARKET VALUE      PURCHASES         PROCEEDS        APPRECIATION    MARKET VALUE    DIVIDEND     REALIZED
FUND               07/31/03         AT COST         FROM SALES      (DEPRECIATION)     07/31/04       INCOME     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 9,094,930     $114,648,856     $(108,546,928)       $   --        $15,196,858    $171,038      $   --
----------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             9,094,930      114,648,856      (108,546,928)           --         15,196,858     166,439          --
============================================================================================================================
  Total           $18,189,860     $229,297,712     $(217,093,856)       $   --        $30,393,716    $337,477      $   --
============================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2004, the Fund received credits in transfer agency fees of $6,855 and credits in custodian fees of $465 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $7,320.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2004, the Fund paid legal fees of $4,992 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2004 and 2003 was as follows:

                                                                 2004           2003
---------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $12,215,228    $6,435,326
---------------------------------------------------------------------------------------
Distributions paid from long-term gain                            145,383            --
=======================================================================================
Total distributions paid                                      $12,360,611    $6,435,326
_______________________________________________________________________________________
=======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2004, the components of net assets on a tax basis were as follows:

                                                                  2004
--------------------------------------------------------------------------
Undistributed long-term gain                                  $  5,176,922
--------------------------------------------------------------------------
Unrealized appreciation -- investments                         147,095,883
--------------------------------------------------------------------------
Temporary book/tax differences                                     (42,450)
--------------------------------------------------------------------------
Capital loss carryforward                                       (5,168,836)
--------------------------------------------------------------------------
Shares of beneficial interest                                  593,667,136
==========================================================================
Total net assets                                              $740,728,655
__________________________________________________________________________
==========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable to losses on wash sales and realization of unrealized gains on passive foreign investment companies. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $126.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of July 31, 2004 to utilizing $1,941,450 of capital loss carryforward in the fiscal year ended July 31, 2005.

    The Fund utilized $9,997,450 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of July 31, 2004 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD
--------------------------------------------------------------------------
July 31, 2006                                                 $ 1,240,191
--------------------------------------------------------------------------
July 31, 2007                                                   1,790,021
--------------------------------------------------------------------------
July 31, 2009                                                   2,138,624
==========================================================================
Total capital loss carryforward                               $ 5,168,836
__________________________________________________________________________
==========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003 the date of the reorganization of INVESCO Real Estate Opportunity Fund are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2004 was $367,353,943 and $150,429,167, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $148,062,627
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (966,870)
==============================================================================
Net unrealized appreciation of investment securities             $147,095,757
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $590,312,635.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, distribution reclassifications, non-deductible reorganization expenses and passive foreign investment company reclassifications, on July 31, 2004, undistributed net investment income was increased by $717,942, undistributed net realized gain (loss) was decreased by $1,496,962 and shares of beneficial interest increased by $779,020. Further, as a result of tax deferrals acquired in the reorganization of INVESCO Real Estate Opportunity Fund into the Fund on November 24, 2003, undistributed net investment income was decreased by $21,086, undistributed net realized gain (loss) was decreased by $6,682,753 and shares of beneficial interest increased by $6,703,839. These reclassifications had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                              ---------------------------------------------------------
                                                                         2004                           2003
                                                              ---------------------------    --------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     14,903,883    $ 299,751,365    10,040,616    $153,310,327
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      3,321,613       66,077,962     4,612,513      69,835,946
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      3,156,809       63,545,923     2,144,150      32,601,275
-----------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                       1,119           22,954            --              --
-----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                              930,779       19,266,503            --              --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                          48,081          995,692            --              --
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        338,725        6,808,828       199,768       3,041,849
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        126,922        2,528,943       118,414       1,804,757
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         73,282        1,463,058        60,550         921,382
-----------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                           3               57            --              --
-----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                               25,309          521,885            --              --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                             162            3,372            --              --
=======================================================================================================================
Issued in connection with acquisitions:(c)
  Class A                                                        601,377       11,125,322            --              --
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         14,428          267,736            --              --
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        122,102        2,261,014            --              --
-----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            1,476,425       27,304,798            --              --
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        312,257        6,275,053       158,310       2,459,992
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (311,271)      (6,275,053)     (157,917)     (2,459,992)
=======================================================================================================================
Reacquired:
  Class A                                                     (6,786,421)    (134,414,444)   (5,900,039)    (88,083,685)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,032,387)     (40,232,594)   (2,108,225)    (31,474,382)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,590,589)     (31,563,703)     (986,180)    (15,026,157)
-----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                           (1,035,423)     (20,849,341)           --              --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                            (559)         (11,730)           --              --
=======================================================================================================================
                                                              13,696,626    $ 274,873,600     8,181,960    $126,931,312
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Class R shares and Institutional Class shares commenced sales on April 30, 2004.
(b)  Investor Class shares commenced sales on September 30, 2003.
(c) As of the open of business on November 24, 2003, the Fund acquired all of the net assets of INVESCO Real Estate Opportunity Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Real Estate Opportunity Fund shareholders on October 28, 2003. The acquisition was accomplished by a tax-free exchange of 2,214,332 shares of the Fund for 4,386,619 shares of INVESCO Real Estate Opportunity Fund outstanding as of the close of business November 21, 2003. INVESCO Real Estate Opportunity Fund's net assets at that date of $40,958,870 including $5,430,748 of unrealized appreciation were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $427,505,213.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                    -----------------------------------------------------------------------------
                                                                                                     SEVEN MONTHS
                                                                 YEAR ENDED JULY 31,                    ENDED         YEAR ENDED
                                                    ---------------------------------------------      JULY 31,      DECEMBER 31,
                                                      2004           2003       2002       2001          2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  17.50       $  15.25    $ 13.56    $ 13.04      $ 10.61         $ 11.46
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.44(a)        0.45(a)    0.47(a)    0.50         0.30(a)         0.42
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                         3.97           2.24       1.68       0.54         2.38           (0.75)
=================================================================================================================================
    Total from investment operations                    4.41           2.69       2.15       1.04         2.68           (0.33)
=================================================================================================================================
Less dividends from net investment income              (0.50)         (0.44)     (0.46)     (0.52)       (0.25)          (0.52)
=================================================================================================================================
Net asset value, end of period                      $  21.41       $  17.50    $ 15.25    $ 13.56      $ 13.04         $ 10.61
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                        25.46%         18.12%     16.10%      8.23%       25.61%          (2.88)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $418,244       $177,901    $86,411    $28,400      $23,187         $16,279
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        1.65%(c)       1.72%      1.77%      1.63%        1.62%(d)        1.61%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      1.66%(c)       1.72%      1.77%      1.79%        2.05%(d)        1.73%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                2.17%(c)       2.97%      3.25%      3.88%        4.49%(d)        3.70%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                28%            87%        77%        85%          39%             52%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not include sales charges and are not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $299,080,683.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                       CLASS B
                                                    -----------------------------------------------------------------------------
                                                                                                     SEVEN MONTHS
                                                                 YEAR ENDED JULY 31,                    ENDED         YEAR ENDED
                                                    ---------------------------------------------      JULY 31,      DECEMBER 31,
                                                      2004           2003       2002       2001          2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  17.55       $  15.29    $ 13.59    $ 13.07      $ 10.64          $11.48
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.30(a)        0.36(a)    0.38(a)    0.41         0.25(a)         0.32
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                         3.99           2.24       1.68       0.53         2.39           (0.72)
=================================================================================================================================
    Total from investment operations                    4.29           2.60       2.06       0.94         2.64           (0.40)
=================================================================================================================================
Less dividends from net investment income              (0.36)         (0.34)     (0.36)     (0.42)       (0.21)          (0.44)
=================================================================================================================================
Net asset value, end of period                      $  21.48       $  17.55    $ 15.29    $ 13.59      $ 13.07          $10.64
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                        24.66%         17.37%     15.40%      7.42%       25.08%          (3.53)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $174,672       $123,093    $69,557    $16,917      $12,722          $9,839
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        2.30%(c)       2.37%      2.41%      2.36%        2.37%(d)        2.35%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      2.31%(c)       2.37%      2.41%      2.43%        2.70%(d)        2.37%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                1.52%(c)       2.32%      2.61%      3.15%        3.73%(d)        2.96%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                28%            87%        77%        85%          39%             52%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not include sales charges and are not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $156,358,242.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                      CLASS C
                                                    ----------------------------------------------------------------------------
                                                                                                    SEVEN MONTHS
                                                                YEAR ENDED JULY 31,                    ENDED         YEAR ENDED
                                                    --------------------------------------------      JULY 31,      DECEMBER 31,
                                                      2004          2003       2002       2001          2000            1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  17.52       $ 15.26    $ 13.57    $ 13.05      $ 10.62         $ 11.46
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.30(a)       0.36(a)    0.38(a)    0.41         0.25(a)         0.33(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                         3.98          2.24       1.67       0.53         2.39           (0.73)
================================================================================================================================
    Total from investment operations                    4.28          2.60       2.05       0.94         2.64           (0.40)
================================================================================================================================
Less dividends from net investment income              (0.36)        (0.34)     (0.36)     (0.42)       (0.21)          (0.44)
================================================================================================================================
Net asset value, end of period                      $  21.44       $ 17.52    $ 15.26    $ 13.57      $ 13.05         $ 10.62
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                        24.64%        17.41%     15.35%      7.43%       25.13%          (3.54)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $116,872       $64,648    $37,733    $22,722      $20,306         $19,992
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        2.30%(c)      2.37%      2.41%      2.36%        2.37%(d)        2.35%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      2.31%(c)      2.37%      2.41%      2.43%        2.70%(d)        2.37%
================================================================================================================================
Ratio of net investment income to average net
  assets                                                1.52%(c)      2.32%      2.61%      3.15%        3.73%(d)        2.96%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                28%           87%        77%        85%          39%             52%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not include sales charges and are not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $92,139,727.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                INVESTOR CLASS
                                                              ------------------
                                                              SEPTEMBER 30, 2003
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                   JULY 31,
                                                                     2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 18.18
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.39(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)              3.25
================================================================================
    Total from investment operations                                  3.64
================================================================================
Less dividends from net investment income                            (0.42)
================================================================================
Net asset value, end of period                                     $ 21.40
________________________________________________________________________________
================================================================================
Total return(b)                                                      20.13%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $29,896
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      1.51%(c)
--------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.54%(c)
================================================================================
Ratio of net investment income to average net assets                  2.31%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                              28%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $26,336,504.
(d)  Not annualized for periods less than one year.

                                                                 CLASS R
                                                              --------------
                                                              APRIL 30, 2004
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                                 JULY 31,
                                                                   2004
----------------------------------------------------------------------------
Net asset value, beginning of period                              $19.34
----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.11(a)
----------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            2.07
============================================================================
    Total from investment operations                                2.18
============================================================================
Less dividends from net investment income                          (0.11)
============================================================================
Net asset value, end of period                                    $21.41
____________________________________________________________________________
============================================================================
Total return(b)                                                    11.29%
____________________________________________________________________________
============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $   24
____________________________________________________________________________
============================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    1.72%(c)
----------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 1.73%(c)
============================================================================
Ratio of net investment income to average net assets                2.10%(c)
____________________________________________________________________________
============================================================================
Portfolio turnover rate(d)                                            28%
____________________________________________________________________________
============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $13,314.
(d)  Not annualized for periods less than one year.

                                                              INSTITUTIONAL CLASS
                                                              -------------------
                                                                APRIL 30, 2004
                                                                  (DATE SALES
                                                                 COMMENCED) TO
                                                                   JULY 31,
                                                                     2004
---------------------------------------------------------------------------------
Net asset value, beginning of period                                $19.34
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.14(a)
---------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)              2.08
=================================================================================
    Total from investment operations                                  2.22
=================================================================================
Less dividends from net investment income                            (0.14)
=================================================================================
Net asset value, end of period                                      $21.42
_________________________________________________________________________________
=================================================================================
Total return(b)                                                      11.50%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $1,021
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      1.12%(c)
---------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.13%(c)
=================================================================================
Ratio of net investment income to average net assets                  2.70%(c)
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate(d)                                              28%
_________________________________________________________________________________
=================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total Returns are not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $467,195.
(d)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to
Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, has reached an agreement in principle with certain regulators to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, also has reached an agreement in principle with certain regulators to resolve investigations related to market timing activity in the AIM Funds. AIM expects that its wholly owned subsidiary A I M Distributors, Inc. ("ADI"), the distributor of the Fund's shares, also will be included as a party in the settlement with respect to AIM. In addition, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits, as described more fully below. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Agreements in Principle and Settled Enforcement Actions Related to Market Timing

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the State of New York, acting through the office of the state Attorney General ("NYAG"), filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. At the time these proceedings were filed Mr. Cunningham held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. Mr. Cunningham is no longer affiliated with AIM. In addition, on December 2, 2003, the State of Colorado, acting through the office of the state Attorney General ("COAG"), filed civil proceedings against IFG. Each of the SEC, NYAG and COAG complaints alleged, in substance, that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. Neither the Fund nor any of the other AIM or INVESCO Funds were named as a defendant in any of these proceedings. AIM and certain of its current and former officers also have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the COAG, the NYAG and the staff of the SEC to resolve the civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators. It has subsequently been agreed with the SEC that, in addition to AIM, ADI will be a named party in the settlement of the SEC's investigation.

  Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM and ADI will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM, ADI and IFG as well as the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

  Despite the agreements in principle discussed above, there can be no assurance that AMVESCAP will be able to reach a satisfactory final settlement with the regulators, or that any such final settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. ("IINA"), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI are expected to total $375 million. Additionally, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM or INVESCO Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

  On September 8, 2004, Mr. Cunningham's law firm issued a press release announcing that Mr. Cunningham had agreed to resolve the civil actions against him by paying the SEC and the NYAG a $500,000 civil penalty, to accept a two-year ban from the securities industry and to accept a five-year ban from serving as an officer or director in the securities industry.

  On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

Ongoing Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Ongoing Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the

Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and related defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively promote the sale of the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Short Term Bond Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Short Term Bond Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Short Term Bond Fund as of July 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 17, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

July 31, 2004


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
BONDS & NOTES-59.17%

ADVERTISING-0.63%

Interpublic Group of Cos., Inc. (The), Sr.
  Unsec. Notes, 7.88%, 10/15/05                $2,000,000   $  2,095,060
========================================================================

AEROSPACE & DEFENSE-0.16%

Lockheed Martin Corp.-Series A, Medium Term
  Notes, 8.66%, 11/30/06                          495,000        547,752
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.49%

Bank of New York Institutional Capital Trust-
  Series A, Bonds, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $1,789,065)(a)                 1,500,000      1,613,235
========================================================================

AUTOMOBILE MANUFACTURERS-0.43%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04       1,425,000      1,432,210
========================================================================

BROADCASTING & CABLE TV-5.83%

Continental Cablevision, Inc., Sr. Unsec.
  Deb.,
  8.88%, 09/15/05                               2,000,000      2,135,360
------------------------------------------------------------------------
  9.50%, 08/01/13                               4,900,000      5,465,460
------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes,
  6.88%, 06/15/05                               2,735,000      2,833,624
------------------------------------------------------------------------
  7.50%, 08/15/04                                 800,000        801,376
------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes, 6.63%,
  02/15/06                                      2,000,000      2,102,300
------------------------------------------------------------------------
Rogers Cablesystems Ltd. (Canada)-Series B,
  Sr. Sec. Second Priority Yankee Notes,
  10.00%, 03/15/05                              2,000,000      2,090,000
------------------------------------------------------------------------
TCI Communications, Inc.,
  Medium Term Notes, 8.35%, 02/15/05              822,000        847,219
------------------------------------------------------------------------
  Sr. Notes, 7.25%, 08/01/05                      575,000        601,197
------------------------------------------------------------------------
Time Warner Cos., Inc., Unsec. Notes, 7.75%,
  06/15/05                                      2,395,000      2,498,488
========================================================================
                                                              19,375,024
========================================================================

COMPUTER HARDWARE-0.10%

Sun Microsystems, Inc., Sr. Unsec. Notes,
  7.35%, 08/15/04                                 331,000        331,496
========================================================================

CONSUMER FINANCE-8.08%

Capital One Bank, Sr. Global Notes, 8.25%,
  06/15/05                                      4,400,000      4,620,440
------------------------------------------------------------------------
Capital One Financial Corp.,
  Sr. Unsec. Notes,
    7.25%, 05/01/06                             2,000,000      2,109,940
------------------------------------------------------------------------
    8.75%, 02/01/07                             1,100,000      1,221,352
------------------------------------------------------------------------
  Unsec. Notes,
  7.13%, 08/01/08                                 800,000        867,008
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

CONSUMER FINANCE-(CONTINUED)

Ford Motor Credit Co.,
  Notes, 6.75%, 05/15/05                        2,100,000      2,165,709
------------------------------------------------------------------------
  Unsec. Global Notes,
    6.88%, 02/01/06                            $  400,000   $    419,972
------------------------------------------------------------------------
    7.50%, 03/15/05                             2,800,000      2,885,344
------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 03/15/05                 1,485,000      1,532,238
------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Floating Rate Medium Term Notes, 3.34%,
  03/04/05(b)                                   3,725,000      3,730,364
------------------------------------------------------------------------
  Global Notes,
    4.50%, 07/15/06                             1,600,000      1,624,720
------------------------------------------------------------------------
    7.50%, 07/15/05(c)                          2,800,000      2,918,048
------------------------------------------------------------------------
  Medium Term Notes, 5.25%, 05/16/05            1,900,000      1,936,632
------------------------------------------------------------------------
  Unsec. Unsub. Global Notes, 6.75%,
  01/15/06(c)                                     750,000        785,587
========================================================================
                                                              26,817,354
========================================================================

DIVERSIFIED BANKS-6.48%

AB Spintab (Sweden), Bonds, 7.50% (Acquired
  02/12/04; Cost $2,232,040)(a)(d)              2,000,000      2,156,276
------------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub.
  Yankee Notes, 7.35%(d)                          800,000        864,264
------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $776,335)(a)(e)        700,000        729,407
------------------------------------------------------------------------
Bankers Trust Corp., Unsec. Sub. Notes,
  8.25%, 05/01/05                               1,200,000      1,251,924
------------------------------------------------------------------------
Chohung Bank (South Korea), Unsec. Sub.
  Notes, 11.50%, 04/01/10 (Acquired 07/01/04;
  Cost $1,064,690)(a)(e)                        1,000,000      1,060,850
------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
  Unsec. Yankee Notes, 8.88%, 06/01/05          2,500,000      2,619,150
------------------------------------------------------------------------
Daiwa P.B. Ltd. (Cayman Islands)-Series E,
  Gtd. Medium Term Sub. Notes, 2.15%(d)         1,400,000      1,386,000
------------------------------------------------------------------------
Danske Bank A/S (Denmark), Sub. Notes, 6.38%,
  06/15/08 (Acquired 08/30/02; Cost
  $53,673)(a)                                      50,000         51,647
------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes,
  8.23%, 02/01/27                                 650,000        732,140
------------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06                                900,000      1,025,208
------------------------------------------------------------------------
Wells Fargo & Co., Sr. Unsec. Global Notes,
  3.75%, 10/15/07                               2,000,000      2,003,320
------------------------------------------------------------------------
Wells Fargo Bank, N.A., Unsec. Sub. Global
  Notes, 7.80%, 06/15/10                        6,250,000      6,593,750
------------------------------------------------------------------------
Woori Bank (South Korea), Unsec. Sub. Second
  Tier Notes, 11.75%, 03/01/10 (Acquired
  07/01/04; Cost $1,058,900)(a)(e)              1,000,000      1,056,640
========================================================================
                                                              21,530,576
========================================================================


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

DIVERSIFIED CAPITAL MARKETS-0.43%

JPMorgan Chase Bank, Sub. Notes, 7.00%,
  06/01/05                                     $1,371,000   $  1,421,357
========================================================================

ELECTRIC UTILITIES-4.60%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05          1,430,000      1,520,362
------------------------------------------------------------------------
Consolidated Edison Co. of New York, Unsec.
  Deb., 7.75%, 06/01/26(f)                      2,000,000      2,161,420
------------------------------------------------------------------------
Hydro-Quebec (Canada)-Series B, Gtd. Medium
  Term Yankee Notes, 6.52%, 02/23/06(f)         1,150,000      1,210,168
------------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05                        1,740,000      1,838,641
------------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series F, Sr.
  Unsec. Notes, 7.63%, 10/01/05                   756,098        797,388
------------------------------------------------------------------------
Pacific Gas & Electric Co., First Mortgage
  Floating Rate Bonds, 2.30%, 04/03/06(b)       2,500,000      2,501,325
------------------------------------------------------------------------
Westar Energy, Inc., Sec. First Mortgage
  Global Bonds, 7.88%, 05/01/07                 1,200,000      1,325,004
------------------------------------------------------------------------
Western Power Distribution Holdings Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  6.75%, 12/15/04 (Acquired 01/08/04; Cost
  $2,077,500)(a)(e)                             2,000,000      2,021,729
------------------------------------------------------------------------
Wisconsin Energy Corp., Sr. Unsec. Unsub.
  Notes, 5.50%, 12/01/08                          250,000        263,765
------------------------------------------------------------------------
Yorkshire Power Finance (Cayman Islands)-
  Series B, Sr. Unsec. Gtd. Unsub. Global
  Notes, 6.50%, 02/25/08                        1,600,000      1,640,483
========================================================================
                                                              15,280,285
========================================================================

ENVIRONMENTAL SERVICES-0.27%

Waste Management, Inc., Sr. Unsec. Notes,
  7.00%, 10/01/04                                 900,000        907,245
========================================================================

FOOD RETAIL-0.36%

Safeway Inc., Sr. Unsec. Notes, 2.50%,
  11/01/05                                      1,200,000      1,194,324
========================================================================

GAS UTILITIES-2.23%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08                         1,500,000      1,585,200
------------------------------------------------------------------------
Columbia Energy Group-Series C, Notes, 6.80%,
  11/28/05                                      2,000,000      2,100,600
------------------------------------------------------------------------
Kinder Morgan Energy Partners, L.P., Sr.
  Unsec. Notes, 8.00%, 03/15/05                   605,000        625,915
------------------------------------------------------------------------
NiSource Capital Markets, Inc., Medium Term
  Notes, 7.68%, 04/15/05                        3,000,000      3,101,520
========================================================================
                                                               7,413,235
========================================================================

HEALTH CARE FACILITIES-1.14%

HCA Inc.,
  Notes, 7.00%, 07/01/07                        1,000,000      1,063,600
------------------------------------------------------------------------
  Sr. Sub. Notes,
  6.91%, 06/15/05                               2,650,000      2,727,910
========================================================================
                                                               3,791,510
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------


HOMEBUILDING-2.89%

D.R. Horton Inc., Sr. Unsec. Gtd. Notes,
  7.50%, 12/01/07                              $1,415,000   $  1,549,425
------------------------------------------------------------------------
Lennar Corp.-Series B, Sr. Unsec. Gtd. Global
  Notes, 9.95%, 05/01/10                        3,350,000      3,705,770
------------------------------------------------------------------------
Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%,
  10/24/05                                      1,500,000      1,574,190
------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
  Notes, 9.75%, 09/01/10                        2,500,000      2,781,750
========================================================================
                                                               9,611,135
========================================================================

HYPERMARKETS & SUPER CENTERS-0.19%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                        600,000        628,608
========================================================================

INDUSTRIAL CONGLOMERATES-1.49%

Tyco International Group S.A. (Luxembourg),
  Unsec. Gtd. Unsub. Yankee Notes, 6.38%,
  06/15/05                                      2,950,000      3,047,143
------------------------------------------------------------------------
URC Holdings Corp., Sr. Notes, 7.88%,
  06/30/06 (Acquired 10/08/03; Cost
  $1,981,473)(a)(e)                             1,750,000      1,900,658
========================================================================
                                                               4,947,801
========================================================================

INTEGRATED OIL & GAS-0.22%

Occidental Petroleum Corp., Sr. Unsec. Notes,
  6.50%, 04/01/05                                 700,000        719,579
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.15%

Sprint Capital Corp., Unsec. Gtd. Global
  Notes, 7.90%, 03/15/05                        1,800,000      1,862,946
------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07                                      1,300,000      1,416,482
------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
  6.36%, 04/15/06                                 500,000        525,640
========================================================================
                                                               3,805,068
========================================================================

INVESTMENT BANKING & BROKERAGE-1.13%

Goldman Sachs Group, L.P., Unsec. Notes,
  7.25%, 10/01/05 (Acquired 03/18/03; Cost
  $2,008,062)(a)                                1,800,000      1,891,980
------------------------------------------------------------------------
Lehman Brothers Inc.,
  Sr. Sub. Deb., 11.63%, 05/15/05                 125,000        133,034
------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06          700,000        756,266
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series B,
  Medium Term Notes,
  4.54%, 03/08/05                                 250,000        253,822
------------------------------------------------------------------------
  7.08%, 10/03/05                                 690,000        722,865
========================================================================
                                                               3,757,967
========================================================================

LIFE & HEALTH INSURANCE-0.93%

Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                        500,000        527,100
------------------------------------------------------------------------


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
LIFE & HEALTH INSURANCE-(CONTINUED)

ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06                              $2,340,000   $  2,571,169
========================================================================
                                                               3,098,269
========================================================================

MUNICIPALITIES-0.91%

Phoenix (City of), Arizona Civic Improvement
  Corp.; Taxable Rental Car Facility Series
  2004 RB, 3.69%, 07/01/07(f)                   1,500,000      1,503,750
------------------------------------------------------------------------
Sacramento (County of), California; Taxable
  Pension Funding Series 2004 C-1 RB, 0.27%,
  07/10/30(f)(g)                                1,600,000      1,502,000
========================================================================
                                                               3,005,750
========================================================================

OIL & GAS DRILLING-0.64%

R&B Falcon Corp.-Series B, Sr. Unsec. Notes,
  6.75%, 04/15/05                               2,070,000      2,131,872
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.50%

Kerr-McGee Corp., Unsec. Gtd. Global Notes,
  5.38%, 04/15/05                               1,630,000      1,656,161
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.55%

Bombardier Capital, Inc., Notes, 7.50%,
  08/15/04 (Acquired 04/13/04-06/02/04; Cost
  $2,535,145)(a)(e)                             2,500,000      2,503,250
------------------------------------------------------------------------
CIT Group Inc., Sr. Unsec. Unsub. Global
  Notes, 7.63%, 08/16/05                        1,000,000      1,052,580
------------------------------------------------------------------------
General Electric Capital Corp.-Series A,
  Medium Term Global Notes, 2.85%, 01/30/06       430,000        430,985
------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands),
  Sr. Unsec. Global Notes, 8.02%, 05/15/07      3,200,000      3,411,936
------------------------------------------------------------------------
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09                               1,350,000      1,537,245
------------------------------------------------------------------------
PLC Trust 2003-1, Sec. Notes, 2.71%, 03/31/06
  (Acquired 03/23/04; Cost $2,881,124)(a)(e)    2,842,298      2,846,260
========================================================================
                                                              11,782,256
========================================================================

PACKAGED FOODS & MEATS-0.62%

Nabisco Inc., Putable Notes, 6.38%, 02/01/05    2,000,000      2,048,360
========================================================================

PROPERTY & CASUALTY INSURANCE-0.61%

Oil Insurance Ltd. (Bermuda), Unsec. Sub.
  Deb., 5.15%, 08/15/33 (Acquired 03/23/04;
  Cost $2,099,800)(a)(e)                        2,000,000      2,014,940
========================================================================

PUBLISHING-0.31%

News America Holdings, Sr. Gtd. Notes, 8.50%,
  02/15/05                                      1,000,000      1,030,490
========================================================================

REAL ESTATE-1.69%

Developers Diversified Realty Corp., Sr.
  Medium Term Notes, 6.84%, 12/16/04              435,000        441,673
------------------------------------------------------------------------
EOP Operating L.P., Unsec. Notes, 8.38%,
  03/15/06                                      1,550,000      1,676,992
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

REAL ESTATE-(CONTINUED)

HRPT Properties Trust, Sr. Unsec. Notes,
  6.70%, 02/23/05                              $  100,000   $    102,380
------------------------------------------------------------------------
JDN Realty Corp., Unsec. Unsub. Notes, 6.80%,
  08/01/04                                        850,000        849,966
------------------------------------------------------------------------
Spieker Properties, Inc., Medium Term Notes,
  8.00%, 07/19/05                               2,430,000      2,542,825
========================================================================
                                                               5,613,836
========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.32%

Southern Investments UK PLC (United Kingdom),
  Sr. Unsec. Unsub. Yankee Notes, 6.80%,
  12/01/06                                      1,000,000      1,050,210
========================================================================

REGIONAL BANKS-2.19%

Popular, Inc., Unsec. Sub. Notes, 6.75%,
  12/15/05                                      1,000,000      1,048,690
------------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Sec. Sub. Floating Rate Euro
  Notes, 2.25%(d)(h)                            6,250,000      6,231,038
========================================================================
                                                               7,279,728
========================================================================

RESTAURANTS-0.88%

McDonald's Corp., Unsec. Deb., 7.05%,
  11/15/25                                      2,700,000      2,924,640
========================================================================

SOVEREIGN DEBT-1.73%

Export-Import Bank of Korea (The) (South
  Korea), Unsec. Global Notes, 6.50%,
  11/15/06                                      2,000,000      2,129,040
------------------------------------------------------------------------
Japan Bank for International Cooperation
  (Japan), Unsec. Gtd. Euro Bonds, 6.50%,
  10/06/05                                         75,000         78,390
------------------------------------------------------------------------
Russian Federation (Russia), Unsec. Unsub.
  Euro Bonds-REGS,
  8.75%, 07/24/05 (Acquired 05/14/04; Cost
  $2,113,000)(a)                                2,000,000      2,104,388
------------------------------------------------------------------------
  10.00%, 06/26/07 (Acquired
  05/14/04-05/18/04; Cost $1,440,281)(a)        1,275,000      1,436,197
========================================================================
                                                               5,748,015
========================================================================

THRIFTS & MORTGAGE FINANCE-1.40%

Sovereign Bancorp, Inc., Sr. Unsec. Notes,
  10.50%, 11/15/06                              1,760,000      2,015,957
------------------------------------------------------------------------
Washington Mutual Finance Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                        2,500,000      2,624,150
========================================================================
                                                               4,640,107
========================================================================

TOBACCO-0.61%

Altria Group, Inc.,
  Notes, 7.13%, 10/01/04                          480,000        484,200
------------------------------------------------------------------------
  Unsec. Notes, 6.38%, 02/01/06                 1,500,000      1,550,595
========================================================================
                                                               2,034,795
========================================================================

TRUCKING-2.23%

Hertz Corp. (The),
  Floating Rate Global Notes, 1.77%,
  08/13/04(b)                                   3,985,000      3,983,207
------------------------------------------------------------------------
  Sr. Global Notes, 8.25%, 06/01/05               700,000        729,393
------------------------------------------------------------------------


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
TRUCKING-(CONTINUED)

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08                              $2,400,000   $  2,690,184
========================================================================
                                                               7,402,784
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.75%

TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10                4,145,000      4,651,229
------------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.38%, 01/15/11                       1,000,000      1,149,190
========================================================================
                                                               5,800,419
========================================================================
    Total Bonds & Notes (Cost $197,821,204)                  196,483,453
========================================================================

U.S. MORTGAGE-BACKED SECURITIES-34.13%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-7.48%

Pass Through Ctfs.,
  8.00%, 11/20/12                               1,178,403      1,255,306
------------------------------------------------------------------------
  9.00%, 05/01/15                                 965,661      1,050,594
------------------------------------------------------------------------
  7.50%, 06/01/16 to 09/01/29                   5,019,989      5,374,577
------------------------------------------------------------------------
  7.00%, 12/01/16 to 01/01/33                   5,085,408      5,409,595
------------------------------------------------------------------------
  6.00%, 02/01/17 to 03/01/23                   6,363,384      6,571,879
------------------------------------------------------------------------
  8.50%, 02/01/19 to 08/17/26                   4,682,448      5,173,268
========================================================================
                                                              24,835,219
========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-15.19%

Pass Through Ctfs.,
  7.50%, 02/01/15 to 02/01/31                   4,907,105      5,250,345
------------------------------------------------------------------------
  7.00%, 04/01/15 to 12/01/33                  24,705,041     26,207,680
------------------------------------------------------------------------
  8.50%, 09/01/15 to 07/01/30                   2,158,290      2,373,004
------------------------------------------------------------------------
  6.50%, 11/01/16 to 07/01/31                   3,654,279      3,848,290
------------------------------------------------------------------------
  8.00%, 09/01/17 to 12/01/32                   9,940,672     10,789,141
------------------------------------------------------------------------
  9.00%, 02/01/21                                 182,323        204,805
------------------------------------------------------------------------
  10.00%, 05/01/26                              1,518,503      1,758,777
========================================================================
                                                              50,432,042
========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-11.46%

Pass Through Ctfs.,
  6.50%, 10/15/13 to 02/15/34                  11,519,826     12,120,789
------------------------------------------------------------------------
  7.00%, 05/15/17 to 06/15/32                   8,786,238      9,372,271
------------------------------------------------------------------------
  6.00%, 06/15/18 to 07/15/33                   7,641,697      7,913,518
------------------------------------------------------------------------
  7.75%, 09/15/19 to 02/15/21                     937,075      1,024,548
------------------------------------------------------------------------
  7.50%, 06/15/23 to 07/15/32                   5,657,953      6,114,539
------------------------------------------------------------------------
  8.50%, 07/20/27                                 594,264        650,479
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-(CONTINUED)

Pass Through Ctfs.,
  8.00%, 10/15/30                              $  770,944   $    863,333
========================================================================
                                                              38,059,477
========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $111,152,101)                                    113,326,738
========================================================================

ASSET-BACKED SECURITIES-2.69%

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-0.77%

Pacific Coast CDO Ltd. (Cayman Islands)-
  Series 1A, Class A, Floating Rate Bond,
  2.09%, 10/25/36 (Acquired
  03/24/04-05/26/04; Cost
  $2,558,608)(a)(b)(e)                          2,583,365      2,557,532
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.92%

Citicorp Lease-Series 1999-1, Class A1, Pass
  Through Ctfs., 7.22%, 06/15/05 (Acquired
  10/03/02-07/15/04; Cost $4,970,369)(a)        4,662,185      4,840,905
------------------------------------------------------------------------
Yorkshire Power Pass Through Trust (Cayman
  Islands)-Series 2000-1, Pass Through Ctfs.,
  8.25%, 02/15/05 (Acquired
  09/22/03-11/12/03; Cost $1,604,630)(a)(e)     1,500,000      1,540,481
========================================================================
                                                               6,381,386
========================================================================
    Total Asset-Backed Securities (Cost
      $8,950,171)                                              8,938,918
========================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.60%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.60%

Unsec. Floating Rate Global Notes,
  3.43%, 02/17/09 (Cost $2,000,000)(i)          2,000,000      1,997,960
========================================================================

                                                 SHARES

PREFERRED STOCKS-2.41%

INTEGRATED OIL & GAS-1.03%

Shell Frontier Oil & Gas Inc.,
  Series A, 2.38% Floating Rate Pfd.(b)                24      2,400,000
------------------------------------------------------------------------
  Series C, 2.38% Floating Rate Pfd.(b)                10      1,000,000
========================================================================
                                                               3,400,000
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.66%

Zurich RegCaPS Funding Trust III, 1.71%
  Floating Rate Pfd. (Acquired
  03/17/04-06/03/04; Cost
  $2,182,761)(a)(b)(e)                              2,250      2,193,750
========================================================================

THRIFTS & MORTGAGE FINANCE-0.72%

Fannie Mae-Series K, 3.00% Pfd.                    47,500      2,401,719
========================================================================
    Total Preferred Stocks (Cost $7,967,261)                   7,995,469
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
MONEY MARKET FUNDS-0.03%

Liquid Assets Portfolio-Institutional
  Class(j)                                         43,711   $     43,711
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(j)        43,711         43,711
========================================================================
    Total Money Market Funds (Cost $87,422)                       87,422
========================================================================
TOTAL INVESTMENTS-99.03% (Cost $327,978,159)                 328,829,960
========================================================================
OTHER ASSETS LESS LIABILITIES-0.97%                            3,207,548
========================================================================
NET ASSETS-100.00%                                          $332,037,508
________________________________________________________________________
========================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
Gtd.    - Guaranteed
Pfd.    - Preferred
RB      - Revenue Bonds
REGS    - Regulation S
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2004 was $34,520,125, which represented 10.40% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) Interest rate is redetermined quarterly. Rate shown is rate in effect on July 31, 2004.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 7.
(d) Perpetual bond with no specified maturity date.
(e) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at July 31, 2004 was $20,425,497, which represented 6.15% of the Fund's net assets.
(f) Principal and interest payments are secured by bond insurance provided by one of the following companies: Financial Guaranty Insurance Co. or MBIA Insurance Corp.
(g) Zero coupon bond issued at a discount. The interest rate shown represents the current yield on July 31, 2004. Bond will convert to a fixed coupon rate at a specified future date.
(h) Interest rate is redetermined semi-annually. Rate shown is rate in effect on July 31, 2004.
(i) Interest rate is redetermined monthly. Rate shown is rate in effect on July 31, 2004.
(j) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

ASSETS:

Investments, at market value (cost
  $327,890,737)                                $328,742,538
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $87,422)                                     87,422
===========================================================
    Total investments (cost $327,978,159)       328,829,960
===========================================================
Receivables for:
  Variation margin                                   59,537
-----------------------------------------------------------
  Fund shares sold                                1,494,278
-----------------------------------------------------------
  Dividends and interest                          4,019,374
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   11,199
-----------------------------------------------------------
Other assets                                         89,450
===========================================================
    Total assets                                334,503,798
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          2,276,456
-----------------------------------------------------------
  Dividends                                          90,328
-----------------------------------------------------------
  Deferred compensation and retirement plans         14,195
-----------------------------------------------------------
Accrued distribution fees                            60,108
-----------------------------------------------------------
Accrued trustees' fees                                1,362
-----------------------------------------------------------
Accrued transfer agent fees                           8,353
-----------------------------------------------------------
Accrued operating expenses                           15,488
===========================================================
    Total liabilities                             2,466,290
===========================================================
Net assets applicable to shares outstanding    $332,037,508
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $334,333,632
-----------------------------------------------------------
Undistributed net investment income                  56,977
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and futures contracts    (3,356,437)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and futures contracts                1,003,336
===========================================================
                                               $332,037,508
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $  6,971,434
___________________________________________________________
===========================================================
Class C                                        $318,281,581
___________________________________________________________
===========================================================
Class R                                        $     11,395
___________________________________________________________
===========================================================
Institutional Class                            $  6,773,098
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                             696,139
___________________________________________________________
===========================================================
Class C                                          31,805,411
___________________________________________________________
===========================================================
Class R                                               1,137
___________________________________________________________
===========================================================
Institutional Class                                 676,477
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.01
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.01 divided
      by 97.50%)                               $      10.27
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      10.01
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      10.02
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.01
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended July 31, 2004

INVESTMENT INCOME:

Interest                                                      $ 9,552,873
-------------------------------------------------------------------------
Dividends                                                           4,075
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       28,728
=========================================================================
    Total investment income                                     9,585,676
=========================================================================

EXPENSES:

Advisory fees                                                   1,384,347
-------------------------------------------------------------------------
Administrative services fees                                       87,141
-------------------------------------------------------------------------
Custodian fees                                                     53,708
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                           3,033
-------------------------------------------------------------------------
  Class C                                                       3,445,122
-------------------------------------------------------------------------
  Class R                                                              13
-------------------------------------------------------------------------
Transfer agent fees -- Class A, C and R                           292,113
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                            595
-------------------------------------------------------------------------
Trustees' and retirement fees                                      16,060
-------------------------------------------------------------------------
Other                                                             288,397
=========================================================================
    Total expenses                                              5,570,529
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                 (1,421,947)
=========================================================================
    Net expenses                                                4,148,582
=========================================================================
Net investment income                                           5,437,094
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         1,594,879
-------------------------------------------------------------------------
  Futures contracts                                              (634,653)
=========================================================================
                                                                  960,226
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                         1,268,404
-------------------------------------------------------------------------
  Futures contracts                                               151,535
=========================================================================
                                                                1,419,939
=========================================================================
Net gain from investment securities and futures contracts       2,380,165
=========================================================================
Net increase in net assets resulting from operations          $ 7,817,259
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the year ended July 31, 2004 and the period August 30, 2002
(date operations commenced) through July 31, 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  5,437,094    $  1,922,542
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and futures
    contracts                                                      960,226         722,466
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                  1,419,939        (416,603)
==========================================================================================
    Net increase in net assets resulting from operations         7,817,259       2,228,405
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                          (22,084)             --
------------------------------------------------------------------------------------------
  Class C                                                       (8,645,314)     (3,757,098)
------------------------------------------------------------------------------------------
  Class R                                                              (63)             --
------------------------------------------------------------------------------------------
  Institutional Class                                              (20,032)             --
==========================================================================================
  Total distributions from net investment income                (8,687,493)     (3,757,098)
==========================================================================================
Return of capital -- Class C                                            --         (68,668)
==========================================================================================
  Decrease in net assets resulting from distributions           (8,687,493)     (3,825,766)
==========================================================================================
Share transactions-net:
  Class A                                                        6,952,088              --
------------------------------------------------------------------------------------------
  Class C                                                      (18,290,840)    339,077,343
------------------------------------------------------------------------------------------
  Class R                                                           11,404              --
------------------------------------------------------------------------------------------
  Institutional Class                                            6,755,108              --
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (4,572,240)    339,077,343
==========================================================================================
    Net increase (decrease) in net assets                       (5,442,474)    337,479,982
==========================================================================================

NET ASSETS:

  Beginning of year                                            337,479,982              --
==========================================================================================
  End of year (including undistributed net investment income
    of $56,977 and $(4,438) for 2004 and 2003, respectively)  $332,037,508    $337,479,982
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Short Term Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income consistent with the preservation of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/ event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/ event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.40% of the Fund's average daily net assets. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) on Class A, Class C, Class R and Institutional Class shares to 0.95%, 1.60%, 1.10% and 0.60%, respectively through July 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes;
(iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended July 31, 2004, AIM waived fees of $837.

    For the period ended July 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $35,668 of expenses incurred by the Fund in connection with matters related to both pending regulatory complaints against INVESCO Funds Group, Inc. ("IFG") alleging market timing and the ongoing market timing investigations with respect to IFG and AIM, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2004, AIM was paid $87,141 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended July 31, 2004, AISI retained $156,556 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class C, Class R and Institutional Cass shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the Fund's average daily net assets of Class C shares and 0.50% of the Fund's average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has contractually agreed to waive 0.10% and 0.40% of the Rule 12b-1 plan fees on Class A and Class C shares, respectively. Pursuant to the Plans, for the year ended July 31, 2004, the Class A, Class C and Class R shares paid $2,167, $2,067,073 and $13 after AIM Distributors waived plan fees of $866 and $1,378,049 for Class A and Class C shares, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended July 31, 2004, AIM Distributors advised the Fund that it retained $3,646 in front-end sales commissions from the sale of Class A shares and $0, $4,233 and $0 from Class A, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended July 31, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               07/31/03          AT COST          FROM SALES       (DEPRECIATION)      07/31/04        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class            $322,088        $ 91,618,782      $ (91,897,159)       $    --           $43,711        $14,390       $    --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             322,088          91,618,782        (91,897,159)            --            43,711         14,338            --
==================================================================================================================================
  Total            $644,176        $183,237,564      $(183,794,318)       $    --           $87,422        $28,728       $    --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2004, the Fund received credits in transfer agency fees of $4,097 and credits in custodian fees of $2,430 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $6,527.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2004, the Fund paid legal fees of $4,584 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--FUTURES CONTRACTS

On July 31, 2004, $900,000 principal amount of U.S. corporate obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                         OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           UNREALIZED
                                                               NO. OF        MONTH/         MARKET        APPRECIATION
CONTRACT                                                      CONTRACTS    COMMITMENT        VALUE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 etrading                                       46       Dec-04/Long    $11,228,600       $(41,630)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                       196       Sep-04/Long     41,380,500        193,165
=======================================================================================================================
                                                                                          $52,609,100       $151,535
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the year ended July 31, 2004 and the period August 30, 2002 (date operations commenced) through July 31, 2003 was as follows:

                                                                 2004          2003
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $8,687,493    $3,757,098
--------------------------------------------------------------------------------------
Return of capital                                                     --        68,668
======================================================================================
Total distributions                                           $8,687,493    $3,825,766
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2004, the components of net assets on a tax basis were as follows:

                                                                  2004
--------------------------------------------------------------------------
Undistributed ordinary income                                 $     66,106
--------------------------------------------------------------------------
Unrealized appreciation investments                                851,579
--------------------------------------------------------------------------
Temporary book/tax differences                                      (9,129)
--------------------------------------------------------------------------
Capital loss carryforward                                       (1,808,172)
--------------------------------------------------------------------------
Post-October capital loss deferral                              (1,396,508)
--------------------------------------------------------------------------
Shares of beneficial interest                                  334,333,632
==========================================================================
Total net assets                                              $332,037,508
__________________________________________________________________________
==========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to losses on wash sales and the realization of gains on certain futures contracts.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of July 31, 2004 which expires as follows:

                                                                  CAPITAL LOSS
EXPIRATION                                                        CARRYFORWARD*
-------------------------------------------------------------------------------
July 31, 2011                                                      $   20,292
-------------------------------------------------------------------------------
July 31, 2012                                                       1,787,880
===============================================================================
Total capital loss carryforward                                    $1,808,172
_______________________________________________________________________________
===============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2004, was $465,629,338 and $468,873,974, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 2,832,664
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (1,981,085)
===============================================================================
Net unrealized appreciation of investment securities               $   851,579
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $327,978,381.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of paydowns on mortgage backed securities on July 31, 2004, undistributed net investment income (loss) was increased by $3,311,814 and undistributed net realized gain (loss) was decreased by $3,311,814. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                                    AUGUST 30, 2002
                                                                                                    (DATE OPERATIONS
                                                                       YEAR ENDED                    COMMENCED) TO
                                                                     JULY 31, 2004                   JULY 31, 2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A(a)                                                      743,963    $   7,430,672             --    $          --
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      35,091,467      352,966,553     50,609,851      509,493,749
--------------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                        1,131           11,341             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                          675,095        6,741,273             --               --
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A(a)                                                        1,921           19,226             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         715,503        7,192,526        317,302        3,197,003
--------------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                            6               63             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                            2,002           20,025             --               --
==========================================================================================================================
Reacquired:
  Class A(a)                                                      (49,745)        (497,810)            --               --
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (37,689,480)    (378,449,919)   (17,239,232)    (173,613,409)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                             (620)          (6,190)            --               --
==========================================================================================================================
                                                                 (508,757)   $  (4,572,240)    33,687,921    $ 339,077,343
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Class A, Class R and Institutional Class shares commenced sales on April 30, 2004.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                   CLASS A
                                                                --------------
                                                                APRIL 30, 2004
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                   JULY 31,
                                                                     2004
------------------------------------------------------------------------------
Net asset value, beginning of period                                $10.03
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.05(a)
------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             (0.00)
==============================================================================
    Total from investment operations                                  0.05
==============================================================================
Less distributions from net investment income                        (0.07)
==============================================================================
Net asset value, end of period                                      $10.01
______________________________________________________________________________
==============================================================================
Total return(b)                                                       0.46%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $6,971
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      0.85%(c)
------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   0.96%(c)
==============================================================================
Ratio of net investment income to average net assets                  1.92%(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(d)                                             126%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,409,883.
(d)  Not annualized for periods less than one year.

                                                                           CLASS C
                                                              ---------------------------------
                                                                               AUGUST 30, 2002
                                                                               (DATE OPERATIONS
                                                              YEAR ENDED        COMMENCED) TO
                                                               JULY 31,            JULY 31,
                                                                 2004                2003
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  10.02            $  10.01
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.16(a)             0.12(a)
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.08                0.14
===============================================================================================
    Total from investment operations                               0.24                0.26
===============================================================================================
Less distributions:
  Dividends from net investment income                            (0.25)              (0.25)
-----------------------------------------------------------------------------------------------
  Return of capital                                                  --               (0.00)
===============================================================================================
    Total distributions                                           (0.25)              (0.25)
===============================================================================================
Net asset value, end of period                                 $  10.01            $  10.02
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                    2.44%               2.58%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $318,282            $337,480
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.20%(c)            1.20%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.61%(c)            1.60%(d)
===============================================================================================
Ratio of net investment income to average net assets               1.57%(c)            1.28%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          126%                 88%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $344,512,156.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                   CLASS R
                                                                --------------
                                                                APRIL 30, 2004
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                   JULY 31,
                                                                     2004
------------------------------------------------------------------------------
Net asset value, beginning of period                                $10.03
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.04(a)
------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)              0.01
==============================================================================
    Total from investment operations                                  0.05
==============================================================================
Less distributions from net investment income                        (0.06)
==============================================================================
Net asset value, end of period                                      $10.02
______________________________________________________________________________
==============================================================================
Total return(b)                                                       0.49%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $   11
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      1.10%(c)
------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.11%(c)
==============================================================================
Ratio of net investment income to average net assets                  1.67%(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(d)                                             126%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $10,520.
(d)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                     JULY 31,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $10.03
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.05(a)
-----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               (0.00)
===================================================================================
    Total from investment operations                                    0.05
===================================================================================
Less distributions from net investment income                          (0.07)
===================================================================================
Net asset value, end of period                                        $10.01
___________________________________________________________________________________
===================================================================================
Total return(b)                                                         0.52%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $6,773
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                        0.60%(c)
-----------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                     0.61%(c)
===================================================================================
Ratio of net investment income to average net assets                    2.17%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(d)                                               126%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.

(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.

(c) Ratios are annualized and based on average daily net assets of $2,775,943.

(d)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to
Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, has reached an agreement in principle with certain regulators to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, also has reached an agreement in principle with certain regulators to resolve investigations related to market timing activity in the AIM Funds. AIM expects that its wholly owned subsidiary A I M Distributors, Inc. ("ADI"), the distributor of the Fund's shares, also will be included as a party in the settlement with respect to AIM. In addition, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits, as described more fully below. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Agreements in Principle and Settled Enforcement Actions Related to Market Timing

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the State of New York, acting through the office of the state Attorney General ("NYAG"), filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. At the time these proceedings were filed Mr. Cunningham held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. Mr. Cunningham is no longer affiliated with AIM. In addition, on December 2, 2003, the State of Colorado, acting through the office of the state Attorney General ("COAG"), filed civil proceedings against IFG. Each of the SEC, NYAG and COAG complaints alleged, in substance, that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. Neither the Fund nor any of the other AIM or INVESCO Funds were named as a defendant in any of these proceedings. AIM and certain of its current and former officers also have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the COAG, the NYAG and the staff of the SEC to resolve the civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators. It has subsequently been agreed with the SEC that, in addition to AIM, ADI will be a named party in the settlement of the SEC's investigation.

  Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM and ADI will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM, ADI and IFG as well as the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

  Despite the agreements in principle discussed above, there can be no assurance that AMVESCAP will be able to reach a satisfactory final settlement with the regulators, or that any such final settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. ("IINA"), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI are expected to total $375 million. Additionally, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM or INVESCO Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

  On September 8, 2004, Mr. Cunningham's law firm issued a press release announcing that Mr. Cunningham had agreed to resolve the civil actions against him by paying the SEC and the NYAG a $500,000 civil penalty, to accept a two-year ban from the securities industry and to accept a five-year ban from serving as an officer or director in the securities industry.

  On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

Ongoing Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Ongoing Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and related defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively promote the sale of the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Total Return Bond Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Total Return Bond Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Total Return Bond Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 17, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

July 31, 2004


                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
-----------------------------------------------------------------------
BONDS & NOTES-50.34%

ADVERTISING-0.25%

Interpublic Group of Cos., Inc. (The), Sr.
  Unsec. Notes, 7.88%, 10/15/05                $250,000    $    257,556
=======================================================================

AEROSPACE & DEFENSE-0.24%

Lockheed Martin Corp.-Series A, Medium Term
  Notes, 8.66%, 11/30/06                        225,000         248,978
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.21%

Bank of New York Institutional Capital Trust-
  Series A, Bonds, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $238,542)(a)                   200,000         215,098
=======================================================================

AUTOMOBILE MANUFACTURERS-0.69%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04       700,000         703,542
=======================================================================

BROADCASTING & CABLE TV-4.13%

Comcast Corp., Sr. Sub. Deb., 10.63%,
  07/15/12                                      200,000         253,052
-----------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Unsec.
  Deb.,
  8.88%, 09/15/05                               500,000         533,840
-----------------------------------------------------------------------
  9.50%, 08/01/13                              1,000,000      1,115,400
-----------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes,
  6.88%, 06/15/05                               100,000         103,606
-----------------------------------------------------------------------
  7.50%, 08/15/04                               350,000         350,602
-----------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes, 6.63%,
  02/15/06                                      125,000         131,394
-----------------------------------------------------------------------
Rogers Cablesystems Ltd. (Canada)-Series B,
  Sr. Sec. Second Priority Yankee Notes,
  10.00%, 03/15/05                              300,000         313,500
-----------------------------------------------------------------------
TCI Communications, Inc., Medium Term Notes,
  8.35%, 02/15/05                               350,000         360,738
-----------------------------------------------------------------------
TCI Communications, Inc., Sr. Notes, 8.65%,
  09/15/04                                      200,000         201,410
-----------------------------------------------------------------------
Time Warner Cos., Inc., Sr. Unsec. Gtd. Deb.,
  7.57%, 02/01/24                               200,000         215,572
-----------------------------------------------------------------------
Time Warner Cos., Inc., Unsec. Deb., 9.15%,
  02/01/23                                      350,000         435,246
-----------------------------------------------------------------------
Time Warner Cos., Inc., Unsec. Notes,
  7.75%, 06/15/05                               200,000         208,642
=======================================================================
                                                              4,223,002
=======================================================================

COMMUNICATIONS EQUIPMENT-0.45%

News America Holdings, Sr. Gtd. Notes,
  8.50%, 02/15/05                               450,000         463,720
=======================================================================

COMPUTER HARDWARE-0.39%

Sun Microsystems, Inc., Sr. Unsec. Notes,
  7.35%, 08/15/04                               400,000         400,600
=======================================================================

                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
-----------------------------------------------------------------------


CONSUMER FINANCE-7.11%

Associates Corp. of North America, Sr. Global
  Deb., 6.95%, 11/01/18                        $100,000    $    113,061
-----------------------------------------------------------------------
Capital One Bank, Sr. Global Notes, 8.25%,
  06/15/05                                      250,000         262,525
-----------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec.
  Notes,
  7.25%, 05/01/06                               525,000         553,859
-----------------------------------------------------------------------
  8.75%, 02/01/07                               350,000         388,612
-----------------------------------------------------------------------
Capital One Financial Corp., Unsec. Notes,
  7.13%, 08/01/08                               175,000         189,658
-----------------------------------------------------------------------
Ford Motor Credit Co., Floating Rate Global
  Notes, 3.54%, 10/25/04(b)                     700,000         700,868
-----------------------------------------------------------------------
Ford Motor Credit Co., Notes, 6.75%, 05/15/05   100,000         103,129
-----------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Global Notes,
  6.50%, 01/25/07                               150,000         158,139
-----------------------------------------------------------------------
  6.88%, 02/01/06                               300,000         314,979
-----------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Global Notes,
  7.50%, 03/15/05                               300,000         309,144
-----------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Notes, 7.75%,
  03/15/05                                      500,000         515,905
-----------------------------------------------------------------------
General Motors Acceptance Corp., Floating
  Rate Medium Term Notes, 3.34%, 03/04/05(b)   1,600,000      1,602,304
-----------------------------------------------------------------------
General Motors Acceptance Corp., Global
  Notes,
  4.50%, 07/15/06                               175,000         177,704
-----------------------------------------------------------------------
  7.50%, 07/15/05                               150,000         156,324
-----------------------------------------------------------------------
General Motors Acceptance Corp., Medium Term
  Notes,
  4.15%, 02/07/05                               180,000         181,449
-----------------------------------------------------------------------
  5.25%, 05/16/05                               275,000         280,302
-----------------------------------------------------------------------
General Motors Acceptance Corp., Unsec.
  Unsub. Global Notes, 6.75%, 01/15/06(c)       450,000         471,352
-----------------------------------------------------------------------
General Motors Acceptance Corp., Floating
  Rate Medium Term Notes, 3.16%, 05/19/05(b)    300,000         300,666
-----------------------------------------------------------------------
General Motors Acceptance Corp.,
  Medium Term Notes,
  6.60%, 11/22/04                                60,000          60,580
-----------------------------------------------------------------------
  6.75%, 11/04/04                                30,000          30,328
-----------------------------------------------------------------------
  7.00%, 10/25/04                               340,000         342,761
-----------------------------------------------------------------------
General Motors Acceptance Corp., Notes,
  5.65%, 11/15/04                                50,000          50,327
=======================================================================
                                                              7,263,976
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.45%

Electronic Data Systems Corp., Unsec. Unsub.
  Global Notes, 6.85%, 10/15/04                 450,000         453,937
=======================================================================


                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
-----------------------------------------------------------------------

DIVERSIFIED BANKS-5.29%

AB Spintab (Sweden), Bonds, 7.50%, (Acquired
  02/12/04; Cost $133,922)(a)(d)               $120,000    $    129,377
-----------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub.
  Yankee Notes, 7.35%(d)                        100,000         108,033
-----------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $83,179)(a)(e)        75,000          78,151
-----------------------------------------------------------------------
Banco Nacional de Comercio Exterior S.N.C.
  (Mexico), Notes, 3.88%, 01/21/09 (Acquired
  02/25/04; Cost $98,375)(a)(e)                 100,000          95,547
-----------------------------------------------------------------------
BankAmerica Corp., Unsec. Sub. Notes,
  7.13%, 03/01/09                               125,000         140,411
-----------------------------------------------------------------------
BankBoston Capital Trust IV, Gtd. Floating
  Rate Notes, 1.97%, 06/08/28(b)                250,000         243,902
-----------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Bonds,
  8.55% (Acquired 11/05/03; Cost
  $209,209)(a)(d)                               170,000         203,243
-----------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%,
  06/01/27 (Acquired 05/22/03; Cost
  $379,629)(a)(e)                               300,000         340,845
-----------------------------------------------------------------------
Chohung Bank (South Korea), Unsec. Sub.
  Second Tier Notes, 11.50%, 04/01/10
  (Acquired 07/01/04; Cost $479,111)(a)(e)      450,000         477,382
-----------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
  Unsec. Yankee Notes, 8.88%, 06/01/05          500,000         523,830
-----------------------------------------------------------------------
Daiwa P.B. Ltd. (Cayman Islands), Gtd. Medium
  Term Sub. Euro Notes, 2.15%(d)(f)             300,000         297,000
-----------------------------------------------------------------------
Danske Bank A/S (Denmark), First Tier Bonds,
  5.91% (Acquired 06/07/04; Cost
  $200,000)(a)(d)                               200,000         201,936
-----------------------------------------------------------------------
Danske Bank A/S (Denmark), Sub. Notes,
  6.38%, 06/15/08 (Acquired 08/30/02; Cost
  $107,346)(a)                                  100,000         103,294
-----------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes,
  8.23%, 02/01/27                               160,000         180,219
-----------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06                              250,000         284,780
-----------------------------------------------------------------------
HSBC Capital Funding L.P. (United Kingdom),
  Gtd. Bonds, 4.61%, (Acquired 11/05/03; Cost
  $74,602)(a)(d)                                 80,000          74,071
-----------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  2.19%(d)(f)                                   300,000         262,379
-----------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 1.31%, 08/29/87                70,000          60,221
-----------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)-Series B, Unsec. Sub. Floating
  Rate Euro Notes, 1.38%(d)(f)                  100,000          86,490
-----------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb., 8.25%, 11/01/04                         160,000         199,989
-----------------------------------------------------------------------
RBS Capital Trust I, Bonds, 4.71%(d)             75,000          70,096
-----------------------------------------------------------------------
Wells Fargo & Co., Sr. Unsec. Global Notes,
  3.75%, 10/15/07                               450,000         450,747
-----------------------------------------------------------------------
Wells Fargo Bank, N.A., Unsec. Sub. Global
  Notes, 7.80%, 06/15/10                        300,000         316,500
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
-----------------------------------------------------------------------

DIVERSIFIED BANKS-(CONTINUED)

Woori Bank (South Korea), Unsec. Sub. Second
  Tier Notes, 11.75%, 03/01/10 (Acquired
  07/01/04; Cost $476,505)(a)(e)               $450,000    $    475,488
=======================================================================
                                                              5,403,931
=======================================================================

DIVERSIFIED CAPITAL MARKETS-0.78%

JPMorgan Chase Bank, Sub. Notes, 7.00%,
  06/01/05                                      250,000         259,182
-----------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Global
  Bonds, 8.62%(d)                               450,000         538,996
=======================================================================
                                                                798,178
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.53%

Erac USA Finance Co., Notes, 6.63%, 02/15/05
  (Acquired 07/21/04; Cost $547,487)(a)(e)      535,000         546,395
=======================================================================

ELECTRIC UTILITIES-3.05%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05           50,000          53,159
-----------------------------------------------------------------------
Cinergy Corp., Unsec. Sub. Global Deb.,
  6.25%, 09/01/04                               500,000         501,485
-----------------------------------------------------------------------
Consolidated Edison Co. of New York-Series
  96A, Unsec. Deb., 7.75%, 06/01/26(g)          250,000         270,177
-----------------------------------------------------------------------
Dominion Resources, Inc.-Series E, Sr. Unsec.
  Unsub. Notes, 7.82%, 09/15/04                 200,000         201,460
-----------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05                        650,000         686,848
-----------------------------------------------------------------------
PG&E Corp., First Mortgage Floating Rate
  Notes, 2.30%, 04/03/06(b)                     250,000         250,132
-----------------------------------------------------------------------
Westar Energy, Inc., Sec. First Mortgage
  Global Bonds, 7.88%, 05/01/07                 350,000         386,459
-----------------------------------------------------------------------
Western Power Distribution Holdings Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  6.75%, 12/15/04 (Acquired 01/08/04; Cost
  $259,688)(a)(e)                               250,000         252,716
-----------------------------------------------------------------------
Yorkshire Power Finance (Cayman Islands)-
  Series B, Sr. Unsec. Gtd. Unsub. Global
  Notes, 6.50%, 02/25/08                        500,000         512,651
=======================================================================
                                                              3,115,087
=======================================================================

ENVIRONMENTAL SERVICES-0.49%

Waste Management, Inc., Sr. Unsec. Notes,
  7.00%, 10/01/04                               500,000         504,025
=======================================================================

FOOD RETAIL-0.12%

Safeway Inc., Sr. Unsec. Notes, 2.50%,
  11/01/05                                      125,000         124,409
=======================================================================

GAS UTILITIES-1.43%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08                         250,000         264,200
-----------------------------------------------------------------------
Columbia Energy Group-Series C, Notes,
  6.80%, 11/28/05                               250,000         262,575
-----------------------------------------------------------------------
Kinder Morgan Energy Partners, L.P., Sr.
  Unsec. Notes, 8.00%, 03/15/05                 400,000         413,828
-----------------------------------------------------------------------


                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
-----------------------------------------------------------------------
GAS UTILITIES-(CONTINUED)

NiSource Capital Markets, Inc., Medium Term
  Notes, 7.68%, 04/15/05                       $500,000    $    516,920
=======================================================================
                                                              1,457,523
=======================================================================

HEALTH CARE FACILITIES-0.72%

HCA Inc., Notes, 7.00%, 07/01/07                300,000         319,080
-----------------------------------------------------------------------
HCA Inc., Sr. Sub. Notes, 6.91%, 06/15/05       400,000         411,760
=======================================================================
                                                                730,840
=======================================================================

HOMEBUILDING-1.72%

D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%,
  08/15/11                                      300,000         334,500
-----------------------------------------------------------------------
Lennar Corp.-Series B, Sr. Unsec. Gtd. Global
  Notes, 9.95%, 05/01/10                        400,000         442,480
-----------------------------------------------------------------------
Pulte Homes, Inc., Unsec. Gtd. Notes,
  7.30%, 10/24/05                               200,000         209,892
-----------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
  Notes, 9.75%, 09/01/10                        400,000         445,080
-----------------------------------------------------------------------
Schuler Homes, Inc., Sr. Unsec. Gtd. Global
  Notes, 9.38%, 07/15/09                        300,000         329,250
=======================================================================
                                                              1,761,202
=======================================================================

HOUSEWARES & SPECIALTIES-0.36%

American Greetings Corp., Unsec. Putable
  Notes, 6.10%, 08/01/08                        350,000         365,155
=======================================================================

HYPERMARKETS & SUPER CENTERS-0.13%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                      125,000         130,960
=======================================================================

INDUSTRIAL CONGLOMERATES-0.51%

Tyco International Group S.A. (Luxembourg),
  Unsec. Unsub. Gtd. Yankee Notes, 6.38%,
  06/15/05                                      400,000         413,172
-----------------------------------------------------------------------
URC Holdings Corp., Sr. Notes, 7.88%,
  06/30/06 (Acquired 10/08/03; Cost
  $113,227)(a)(e)                               100,000         108,609
=======================================================================
                                                                521,781
=======================================================================

INTEGRATED OIL & GAS-0.79%

Amerada Hess Corp., Unsec. Notes, 7.13%,
  03/15/33                                      400,000         407,236
-----------------------------------------------------------------------
ConocoPhillips, Unsec. Deb., 7.13%, 03/15/28    100,000         108,871
-----------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Unsec. Notes,
  6.50%, 04/01/05                               250,000         256,993
-----------------------------------------------------------------------
Repsol International Finance B.V.
  (Netherlands), Unsec. Gtd. Global Notes,
  7.45%, 07/15/05                                30,000          31,350
=======================================================================
                                                                804,450
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.06%

Carolina Telephone & Telegraph Co., Deb.,
  7.25%, 12/15/04                                25,000          25,401
-----------------------------------------------------------------------
France Telecom S.A. (France), Sr. Unsec.
  Global Notes, 8.50%, 03/01/31                 175,000         223,181
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
-----------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

Sprint Capital Corp., Sr. Unsec. Gtd. Global
  Notes, 7.13%, 01/30/06                       $250,000    $    264,258
-----------------------------------------------------------------------
Sprint Capital Corp., Unsec. Gtd. Global
  Notes, 7.90%, 03/15/05                        450,000         465,737
-----------------------------------------------------------------------
Sprint Corp., Deb. 9.25%, 04/15/22               75,000          92,984
-----------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes,
  7.50%, 06/01/07                               400,000         435,841
-----------------------------------------------------------------------
  8.00%, 06/01/11                                75,000          86,671
-----------------------------------------------------------------------
Verizon California, Inc.-Series F, Unsec.
  Deb., 6.75%, 05/15/27(g)                      100,000         101,979
-----------------------------------------------------------------------
Verizon Communications, Inc., Unsec. Deb.,
  6.94%, 04/15/28                                50,000          51,532
-----------------------------------------------------------------------
  8.75%, 11/01/21                               125,000         154,126
-----------------------------------------------------------------------
Verizon New York Inc.-Series A, Sr. Unsec.
  Global Deb., 6.88%, 04/01/12                  100,000         108,469
-----------------------------------------------------------------------
Verizon Virginia, Inc.-Series A, Unsec.
  Global Deb., 4.63%, 03/15/13                  100,000          94,704
=======================================================================
                                                              2,104,883
=======================================================================

INVESTMENT BANKING & BROKERAGE-0.82%

Goldman Sachs Group, L.P., Unsec. Notes,
  7.25%, 10/01/05 (Acquired 03/18/03; Cost
  $167,339)(a)                                  150,000         157,665
-----------------------------------------------------------------------
Lehman Brothers Inc., Sr. Sub. Deb., 11.63%,
  05/15/05                                      250,000         266,068
-----------------------------------------------------------------------
Lehman Brothers Inc., Sr. Unsec. Sub. Notes,
  7.63%, 06/01/06                               150,000         162,057
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series B, Medium
  Term Notes, 4.54%, 03/08/05                   250,000         253,823
=======================================================================
                                                                839,613
=======================================================================

LIFE & HEALTH INSURANCE-0.57%

Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                      120,000         126,504
-----------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Bonds,
  7.25%, 12/18/23 (Acquired 01/22/04; Cost
  $355,113)(a)(g)                               300,000         342,111
-----------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06                               100,000         109,879
=======================================================================
                                                                578,494
=======================================================================

MOVIES & ENTERTAINMENT-0.20%

Time Warner Cos., Inc., Notes, 7.98%,
  08/15/04                                      200,000         200,380
=======================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.14%

Dominion Resources, Inc.-Series F, Sr. Unsec.
  Putable Notes, 5.25%, 08/01/15                 75,000          72,383
-----------------------------------------------------------------------


                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
-----------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER-(CONTINUED)

Duke Energy Corp., Unsec. Unsub. Floating
  Rate Notes, 1.95%, 01/15/05(b)               $ 70,000    $     69,996
=======================================================================
                                                                142,379
=======================================================================

MUNICIPALITIES-1.20%

Industry (City of), California Urban
  Development Agency (Project 3); Taxable
  Allocation Series
  2003 B, 6.10%, 05/01/24(g)                    450,000         452,813
-----------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
  Corp.; Taxable Rental Car Facility
  Series 2004 RB,
  3.69%, 07/01/07(g)                            100,000         100,250
-----------------------------------------------------------------------
  4.21%, 07/01/08(g)                            125,000         125,781
-----------------------------------------------------------------------
  6.25%, 07/01/29(g)                            160,000         167,000
-----------------------------------------------------------------------
Sacramento (County of), California; Taxable
  Pension Funding Series 2004 C-1 RB, 0.27%,
  07/10/30(g)(h)                                400,000         375,500
=======================================================================
                                                              1,221,344
=======================================================================

OIL & GAS DRILLING-0.10%

R&B Falcon Corp.-Series B, Sr. Unsec. Notes,
  6.75%, 04/15/05                               100,000         102,989
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.62%

Kern River Funding Corp., Sr. Gtd. Notes,
  4.89%, 04/30/18 (Acquired 8/20/03; Cost
  $147,662)(a)(e)                               142,463         138,651
-----------------------------------------------------------------------
Kerr-McGee Corp., Unsec. Gtd. Global Notes,
  5.38%, 04/15/05                               150,000         152,408
-----------------------------------------------------------------------
Pemex Project Funding Master Trust, Unsec.
  Gtd. Unsub. Global Notes, 7.38%, 12/15/14     325,000         341,933
=======================================================================
                                                                632,992
=======================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.05%

Plains All American Pipeline L.P./PAA Finance
  Corp., Sr. Notes, 5.63%, 12/15/13 (Acquired
  12/03/03; Cost $49,867)(a)(e)                  50,000          49,618
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.70%

Bombardier Capital, Inc., Notes, 7.50%,
  08/15/04 (Acquired 04/13/04-06/02/04; Cost
  $665,058)(a)(e)                               655,000         655,852
-----------------------------------------------------------------------
CIT Group Inc., Sr. Unsec. Unsub. Global
  Notes, 7.63%, 08/16/05                        175,000         184,202
-----------------------------------------------------------------------
General Electric Capital Corp.-Series A,
  Medium Term Global Notes, 2.85%, 01/30/06      25,000          25,057
-----------------------------------------------------------------------
Heller Financial, Inc., Sr. Unsec. Global
  Notes, 8.00%, 06/15/05                        400,000         418,504
-----------------------------------------------------------------------
ING Capital Funding Trust III, Gtd. Global
  Bonds, 8.44%(d)                                75,000          88,058
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
-----------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Mizuho JGB Investment LLC-Series A, Bonds,
  9.87% (Acquired 06/16/04; Cost
  $339,375)(a)(d)                              $300,000    $    344,964
-----------------------------------------------------------------------
Ohana Military Communities, LLC-Series A,
  Class I, Notes, 6.04%, 10/01/34                75,000          74,406
-----------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands), Sr.
  Unsec. Global Notes, 8.02%, 05/15/07          275,000         293,213
-----------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands)-Series
  1999-2, Class A1, Global Bonds, 9.69%,
  08/15/09                                      100,000         113,870
-----------------------------------------------------------------------
Premium Asset Trust-Series 2004-04, Sr.
  Notes, 4.13%, 03/12/09 (Acquired 03/04/04;
  Cost $199,866)(a)(e)                          200,000         194,505
-----------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands), Sr. Notes, 9.25%, 03/15/30
  (Acquired 01/10/03; Cost $162,587)(a)(e)      144,903         164,517
-----------------------------------------------------------------------
XTRA, Inc.-Series C, Gtd. Medium Term Notes,
  7.70%, 11/02/04                               200,000         202,172
=======================================================================
                                                              2,759,320
=======================================================================

PROPERTY & CASUALTY INSURANCE-0.64%

First American Capital Trust I, Gtd. Notes,
  8.50%, 04/15/12                               225,000         252,272
-----------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub.
  Deb., 5.15%, 08/15/33 (Acquired
  01/21/04-03/23/04; Cost $416,027)(a)(e)       400,000         402,988
=======================================================================
                                                                655,260
=======================================================================

REAL ESTATE-2.48%

Developers Diversified Realty Corp., Sr.
  Medium Term Notes, 6.84%, 12/16/04            500,000         507,670
-----------------------------------------------------------------------
Duke Realty L.P., Medium Term Notes, 7.14%,
  11/05/04                                      500,000         506,282
-----------------------------------------------------------------------
EOP Operating L.P., Sr. Unsec. Notes,
  6.63%, 02/15/05                               350,000         357,343
-----------------------------------------------------------------------
EOP Operating L.P., Unsec. Notes, 8.38%,
  03/15/06                                      350,000         378,676
-----------------------------------------------------------------------
HRPT Properties Trust, Sr. Unsec. Notes,
  6.70%, 02/23/05                               225,000         230,355
-----------------------------------------------------------------------
JDN Realty Corp., Unsec. Unsub. Notes,
  6.80%, 08/01/04                               500,000         499,980
-----------------------------------------------------------------------
Spieker Properties, Inc., Medium Term Notes,
  8.00%, 07/19/05                                50,000          52,322
=======================================================================
                                                              2,532,628
=======================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.10%

Southern Investments UK PLC (United Kingdom),
  Sr. Unsec. Unsub. Yankee Notes,
  6.80%, 12/01/06                               100,000         105,021
=======================================================================

REGIONAL BANKS-2.34%

Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes, 2.86%, 03/01/34(b)       125,000         128,341
-----------------------------------------------------------------------


                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
-----------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

Greater Bay Bancorp-Series B, Sr. Notes,
  5.25%, 03/31/08                              $500,000    $    499,365
-----------------------------------------------------------------------
KeyCorp, Unsec. Sub. Notes, 7.25%, 06/01/05     160,000         165,920
-----------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate
  Notes, 1.88%, 06/01/28(b)                     125,000         117,983
-----------------------------------------------------------------------
Popular North America, Inc., Gtd. Notes,
  4.70%, 06/30/09                               350,000         353,066
-----------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Sec. Sub. Floating Rate Euro
  Notes, 2.25%(d)(f)                           1,000,000        996,966
-----------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%,
  06/15/14                                      125,000         126,520
=======================================================================
                                                              2,388,161
=======================================================================

REINSURANCE-0.10%

GE Global Insurance Holding Corp., Unsec.
  Notes, 7.00%, 02/15/26                        100,000         106,335
=======================================================================

RESTAURANTS-0.08%

McDonald's Corp., Unsec. Deb., 7.05%,
  11/15/25                                       75,000          81,240
=======================================================================

SOVEREIGN DEBT-1.71%

Japan Bank for International Cooperation
  (Japan), Unsec. Gtd. Euro Bonds, 6.50%,
  10/06/05                                      100,000         104,521
-----------------------------------------------------------------------
Russian Federation (Russia), Unsec. Unsub.
  Disc. Bonds, 5.00%, 03/31/30 (Acquired
  05/18/04; Cost $270,188)(a)                   300,000         276,270
-----------------------------------------------------------------------
Russian Federation (Russia), Unsec. Unsub.
  Euro Bonds-REGS,
  8.75%, 07/24/05 (Acquired 05/14/04;
  Cost $475,425)(a)                             450,000         473,487
-----------------------------------------------------------------------
  10.00%, 06/26/07 (Acquired
  05/14/04-05/18/04; Cost $388,744)(a)          345,000         388,618
-----------------------------------------------------------------------
United Mexican States (Mexico), Global Notes,
  6.63%, 03/03/15                               150,000         152,490
-----------------------------------------------------------------------
United Mexican States (Mexico)-Series A,
  Medium Term Global Notes, 7.50%, 04/08/33     350,000         348,653
=======================================================================
                                                              1,744,039
=======================================================================

SPECIALTY CHEMICALS-0.49%

ICI Wilmington Inc., Gtd. Notes, 6.95%,
  09/15/04                                      500,000         502,300
=======================================================================

THRIFTS & MORTGAGE FINANCE-0.86%

Greenpoint Capital Trust I, Gtd. Sub. Notes,
  9.10%, 06/01/27                               100,000         113,979
-----------------------------------------------------------------------
Sovereign Bancorp, Inc., Sr. Unsec. Notes,
  10.50%, 11/15/06                              300,000         343,629
-----------------------------------------------------------------------
Washington Mutual Finance Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                        400,000         419,864
=======================================================================
                                                                877,472
=======================================================================

TOBACCO-0.25%

Altria Group, Inc., Notes, 7.13%, 10/01/04      100,000         100,875
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
-----------------------------------------------------------------------

TOBACCO-(CONTINUED)

Altria Group, Inc., Sr. Unsec. Notes,
  7.00%, 11/04/13                              $ 75,000    $     77,566
-----------------------------------------------------------------------
Altria Group, Inc., Unsec. Notes, 6.38%,
  02/01/06                                       75,000          77,530
=======================================================================
                                                                255,971
=======================================================================

TRUCKING-1.96%

Hertz Corp. (The), Floating Rate Global
  Notes, 1.77%, 08/13/04(b)                    1,000,000        999,550
-----------------------------------------------------------------------
Hertz Corp. (The), Sr. Global Notes, 8.25%,
  06/01/05                                      400,000         416,796
-----------------------------------------------------------------------
Roadway Corp., Sr. Unsec. Gtd. Global Notes,
  8.25%, 12/01/08                               525,000         588,478
=======================================================================
                                                              2,004,824
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.03%

TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10                525,000         589,118
-----------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.38%, 01/15/11                       400,000         459,676
=======================================================================
                                                              1,048,794
=======================================================================
    Total U.S. Dollar Denominated
      Non-Convertible Bonds & Notes (Cost
      $51,610,848)                                           51,428,402
=======================================================================

U.S. MORTGAGE-BACKED SECURITIES-27.56%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-7.14%

Pass Through Ctfs.,
  6.00%, 08/01/14 to 10/01/32                  2,133,011      2,212,244
-----------------------------------------------------------------------
  5.50%, 05/01/16 to 02/01/17                   228,623         235,582
-----------------------------------------------------------------------
  6.50%, 05/01/16 to 08/01/32                   826,600         870,941
-----------------------------------------------------------------------
  7.00%, 06/01/16 to 06/01/32                   261,058         276,562
-----------------------------------------------------------------------
  7.50%, 04/01/17 to 03/01/32                   311,154         333,900
-----------------------------------------------------------------------
  5.00%, 07/01/34                              2,500,000      2,438,393
-----------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 08/01/15(i)                            921,000         927,885
=======================================================================
                                                              7,295,507
=======================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-16.10%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32                    66,992          71,695
-----------------------------------------------------------------------
  7.00%, 12/01/15 to 02/01/33                  1,283,091      1,357,448
-----------------------------------------------------------------------
  6.50%, 05/01/16 to 10/01/32                  2,892,253      3,026,982
-----------------------------------------------------------------------
  6.00%, 01/01/17 to 12/01/33                  1,575,511      1,625,358
-----------------------------------------------------------------------
  5.50%, 09/01/17 to 03/01/34                  4,102,764      4,122,981
-----------------------------------------------------------------------
  5.00%, 03/01/18 to 10/01/18                  1,382,598      1,395,457
-----------------------------------------------------------------------
  8.00%, 08/01/21 to 04/01/32                   470,115         508,691
-----------------------------------------------------------------------


                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
-----------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-(CONTINUED)

Pass Through Ctfs., TBA,
  5.50%, 08/01/19(i)                           $947,776    $    974,666
-----------------------------------------------------------------------
  6.00%, 09/01/32(i)                           1,372,000      1,409,982
-----------------------------------------------------------------------
  5.00%, 08/01/34(i)                           2,000,000      1,952,985
=======================================================================
                                                             16,446,245
=======================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-4.32%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 05/15/32                   376,847         407,197
-----------------------------------------------------------------------
  8.50%, 02/15/25                                40,159          44,084
-----------------------------------------------------------------------
  8.00%, 08/15/25                                14,172          15,599
-----------------------------------------------------------------------
  7.00%, 04/15/28 to 03/15/33                   422,549         449,284
-----------------------------------------------------------------------
  6.00%, 11/15/28 to 02/15/33                  1,255,565      1,293,966
-----------------------------------------------------------------------
  6.50%, 01/15/29 to 12/15/33                  1,624,682      1,702,240
-----------------------------------------------------------------------
  5.50%, 12/15/33                               496,020         500,226
=======================================================================
                                                              4,412,596
=======================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $27,909,141)                                     28,154,348
=======================================================================

U.S. TREASURY SECURITIES-8.94%

U.S. TREASURY BILLS-3.11%

1.25%, 05/31/05(c)(j)                          1,000,000        994,297
-----------------------------------------------------------------------
1.50%, 07/31/05(j)                             2,200,000      2,188,313
=======================================================================
                                                              3,182,610
=======================================================================
U.S. TREASURY NOTES-1.35%

3.13%, 10/15/08                                 275,000         271,047
-----------------------------------------------------------------------
4.75%, 11/15/08                                 650,000         681,789
-----------------------------------------------------------------------
5.00%, 02/15/11                                 400,000         421,938
=======================================================================
                                                              1,374,774
=======================================================================

U.S. TREASURY BONDS-4.11%

7.25%, 05/15/16 to 08/15/22                    1,900,000      2,334,734
-----------------------------------------------------------------------
7.50%, 11/15/16                                1,500,000      1,870,078
=======================================================================
                                                              4,204,812
=======================================================================

U.S. TREASURY STRIPS-0.37%

5.98%, 11/15/23(k)                             1,100,000        377,437
=======================================================================
    Total U.S. Treasury Securities (Cost
      $9,156,827)                                             9,139,633
=======================================================================

ASSET-BACKED SECURITIES-2.44%

OTHER DIVERSIFIED FINANCIAL SERVICES-2.44%

Citicorp Lease-Series 1999-1, Class A1,
  Pass Through Ctfs., 7.22%, 06/15/05
  (Acquired 05/08/02-07/15/04; Cost
  $895,392)(a)                                  848,772         881,309
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
-----------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Citicorp Lease-Series 1999-1, Class A2,
  Pass Through Ctfs., 8.04%, 12/15/19
  (Acquired 08/20/02; Cost $166,614)(a)        $150,000    $    173,015
-----------------------------------------------------------------------
Mangrove Bay, Pass Through Ctfs., 6.10%,
  07/15/33 (Acquired 07/13/04; Cost
  $298,242)(a)                                  300,000         299,201
-----------------------------------------------------------------------
Patrons' Legacy-Series 2004-I, Ctfs., 6.67%,
  02/04/17 (Acquired 4/30/04; Cost
  $500,000)(a)(e)                               500,000         500,312
-----------------------------------------------------------------------
PLC Trust 2003-1, Sec. Notes, 2.71%, 03/31/06
  (Acquired 03/23/04; Cost $384,150)(a)(e)      378,973         379,501
-----------------------------------------------------------------------
Yorkshire Power Pass Through Asset Trust
  (Cayman Islands)-Series 2000-1, Pass
  Through Ctfs., 8.25%, 02/15/05 (Acquired
  06/19/03-09/22/03; Cost $270,870)(a)(e)       250,000         256,747
=======================================================================
                                                              2,490,085
=======================================================================
    Total Asset-Backed Securities (Cost
      $2,481,769)                                             2,490,085
=======================================================================

U.S. GOVERNMENT AGENCY SECURITIES-2.06%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.51%

Unsec. Disc. Notes, 0%, 08/11/04 to 11/10/04   1,000,000        998,287
-----------------------------------------------------------------------
Unsec. Floating Rate Global Notes, 3.43%,
  02/17/09(l)                                   250,000         249,745
-----------------------------------------------------------------------
Unsec. Global Notes, 3.38%, 12/15/08            300,000         293,538
=======================================================================
                                                              1,541,570
=======================================================================

TENNESSEE VALLEY AUTHORITY-0.55%

Unsec. Bonds, 7.14%, 05/23/12                   500,000         566,535
=======================================================================
    Total U.S. Government Agency Securities
      (Cost $2,092,961)                                       2,108,105
=======================================================================

                                                SHARES

PREFERRED STOCKS-1.36%

INTEGRATED OIL & GAS-0.49%

Shell Frontier Oil & Gas Inc.-Series A,
  2.38% Floating Rate Pfd.(b)                         5         500,000
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.48%

Zurich RegCaPS Funding Trust III, 1.71%
  Floating Rate Pfd. (Acquired 3/17/04; Cost
  $484,802)(a)(b)(d)(e)                             500         487,500
=======================================================================

THRIFTS & MORTGAGE FINANCE-0.39%

Fannie Mae-Series K, 3.00% Pfd.                   8,000         404,500
=======================================================================
    Total Preferred Stocks (Cost $1,386,402)                  1,392,000
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

MONEY MARKET FUNDS-10.78%

Liquid Assets Portfolio-Institutional
  Class(m)                                     5,505,206   $  5,505,206
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(m)    5,505,206      5,505,206
=======================================================================
    Total Money Market Funds (Cost
      $11,010,412)                                           11,010,412
=======================================================================
TOTAL INVESTMENTS-103.48% (Cost $105,648,360)               105,722,985
=======================================================================
OTHER ASSETS LESS LIABILITIES-(3.48%)                        (3,554,997)
=======================================================================
NET ASSETS-100.00%                                         $102,167,988
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
Pfd.    - Preferred
RB      - Revenue Bonds
REGS    - Regulation S
Sec.    - Secured
Sr.     - Senior
STRIPS  - Separately Traded Registered Interest and Principal Security
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2004 was $9,868,983, which represented 9.66% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) Interest rate is redetermined quarterly. Rate shown is rate in effect on July 31, 2004.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 8.
(d) Perpetual bond with no specified maturity date.
(e) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at July 31, 2004 was $5,605,324, which represented 5.49% of the Fund's net assets.
(f) Interest rate is redetermined semi-annually. Rate shown is rate in effect on July 31, 2004.
(g) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(h) Zero Coupon bond issued at a discount. The interest rate shown represents the current yield on July 31, 2004. Bond will convert to a fixed coupon rate at a specified future date.
(i) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1F.
(j) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(l) Interest rate is redetermined monthly. Rate shown is rate in effect on July 31, 2004.
(m) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

ASSETS:

Investments, at market value (cost
  $94,637,948)                                 $ 94,712,573
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $11,010,412)                             11,010,412
===========================================================
    Total investments (cost $105,648,360)       105,722,985
___________________________________________________________
===========================================================
Receivables for:
  Investments sold                                  109,423
-----------------------------------------------------------
  Variation margin                                   83,959
-----------------------------------------------------------
  Fund shares sold                                  744,160
-----------------------------------------------------------
  Dividends and interest                          1,198,826
-----------------------------------------------------------
  Amount due from advisor                            55,426
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                    8,954
-----------------------------------------------------------
Other assets                                         60,223
===========================================================
    Total assets                                107,983,956
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           5,257,024
-----------------------------------------------------------
  Fund shares reacquired                            238,352
-----------------------------------------------------------
  Dividends                                          17,059
-----------------------------------------------------------
  Deferred compensation and retirement plans          9,528
-----------------------------------------------------------
Accrued distribution fees                            51,210
-----------------------------------------------------------
Accrued trustees' fees                                  978
-----------------------------------------------------------
Accrued transfer agent fees                         217,521
-----------------------------------------------------------
Accrued operating expenses                           24,296
===========================================================
    Total liabilities                             5,815,968
===========================================================
Net assets applicable to shares outstanding    $102,167,988
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $101,722,922
-----------------------------------------------------------
Undistributed net investment income                  (8,256)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and futures contracts        90,092
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and futures contracts                  363,230
===========================================================
                                               $102,167,988
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 35,948,270
___________________________________________________________
===========================================================
Class B                                        $ 44,047,362
___________________________________________________________
===========================================================
Class C                                        $  8,649,074
___________________________________________________________
===========================================================
Class R                                        $    107,922
___________________________________________________________
===========================================================
Institutional Class                            $ 13,415,360
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           3,439,815
___________________________________________________________
===========================================================
Class B                                           4,214,876
___________________________________________________________
===========================================================
Class C                                             827,743
___________________________________________________________
===========================================================
Class R                                              10,334
___________________________________________________________
===========================================================
Institutional Class                               1,283,261
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.45
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.45 divided by
      95.25%)                                  $      10.97
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      10.45
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      10.45
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      10.44
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.45
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended July 31, 2004

INVESTMENT INCOME:

Interest                                                      $3,404,296
------------------------------------------------------------------------
Dividends from affiliated money market funds                      30,361
========================================================================
    Total investment income                                    3,434,657
========================================================================

EXPENSES:

Advisory fees                                                    443,190
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                    31,240
------------------------------------------------------------------------
Distribution fees:
  Class A                                                        113,436
------------------------------------------------------------------------
  Class B                                                        459,917
------------------------------------------------------------------------
  Class C                                                         87,368
------------------------------------------------------------------------
  Class R                                                             48
------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       323,557
------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                         1,163
------------------------------------------------------------------------
Trustees' and retirement fees                                     11,798
------------------------------------------------------------------------
Other                                                            210,985
========================================================================
    Total expenses                                             1,732,702
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (441,850)
========================================================================
    Net expenses                                               1,290,852
========================================================================
Net investment income                                          2,143,805
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        1,159,742
------------------------------------------------------------------------
  Futures contracts                                             (415,834)
========================================================================
                                                                 743,908
========================================================================
Change in net unrealized appreciation of:
  Investment securities                                          954,446
------------------------------------------------------------------------
  Futures contracts                                              288,605
========================================================================
                                                               1,243,051
========================================================================
Net gain from investment securities and futures contracts      1,986,959
========================================================================
Net increase in net assets resulting from operations          $4,130,764
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2004 and 2003

                                                                    2004           2003
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                         $  2,143,805    $ 1,582,068
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities and futures
    contracts                                                        743,908      1,445,148
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                    1,243,051     (1,022,343)
===========================================================================================
    Net increase in net assets resulting from operations           4,130,764      2,004,873
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (1,119,985)      (797,837)
-------------------------------------------------------------------------------------------
  Class B                                                         (1,252,383)    (1,033,094)
-------------------------------------------------------------------------------------------
  Class C                                                           (237,664)      (208,766)
-------------------------------------------------------------------------------------------
  Class R                                                               (263)            --
-------------------------------------------------------------------------------------------
  Institutional Class                                                (49,476)            --
===========================================================================================
    Total distributions from net investment income                (2,659,771)    (2,039,697)
===========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                           (275,772)       (29,369)
-------------------------------------------------------------------------------------------
  Class B                                                           (409,926)       (47,717)
-------------------------------------------------------------------------------------------
  Class C                                                            (73,816)        (8,496)
===========================================================================================
    Total distributions from net realized gains                     (759,514)       (85,582)
===========================================================================================
    Decrease in net assets resulting from distributions           (3,419,285)    (2,125,279)
===========================================================================================
Share transactions-net:
  Class A                                                          5,423,188     21,104,305
-------------------------------------------------------------------------------------------
  Class B                                                         (4,003,657)    33,005,431
-------------------------------------------------------------------------------------------
  Class C                                                           (562,735)     6,138,256
-------------------------------------------------------------------------------------------
  Class R                                                            107,444             --
-------------------------------------------------------------------------------------------
  Institutional Class                                             13,316,991             --
===========================================================================================
    Net increase in net assets resulting from share
     transactions                                                 14,281,231     60,247,992
===========================================================================================
    Net increase in net assets                                    14,992,710     60,127,586
===========================================================================================

NET ASSETS:

  Beginning of year                                               87,175,278     27,047,692
===========================================================================================
  End of year (including undistributed net investment income of $(8,256) and $(5,473) for 2004 and 2003,
    respectively)                                               $102,167,988    $87,175,278
___________________________________________________________________________________________
===========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Total Return Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve maximum total return consistent with preservation of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/ event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/ event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions are considered borrowings under the 1940 Act. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The difference between the selling price and the future repurchase price is recorded as realized gain (loss). At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the SEC, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $500 million of the Fund's average daily net assets, plus 0.45% on the next $500 million of the Fund's average daily net assets, plus 0.40% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.00%, 1.65%, 1.65%, 1.15% and 0.65%, respectively. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.25%, 1.90%, 1.90%, 1.40% and 0.90%, respectively, through July 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended July 31, 2004, AIM waived fees of $386,506.

    For the year ended July 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $21,819 of expenses incurred by the Fund in connection with matters related to both pending regulatory complaints against INVESCO Funds Group, Inc. ("IFG") alleging market timing and the ongoing market timing investigations with respect to IFG and AIM, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2004, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended July 31, 2004, AISI retained $166,081 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has agreed to waive up to 0.10% of Rule 12b-1 plan fees on Class A shares. Pursuant to the Plans, for the year ended July 31, 2004, the Class A, Class B, Class C and Class R shares paid $81,026, $459,917, $87,368 and $48, respectively after AIM Distributors waived Class A plan fees of $32,410.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2004, AIM Distributors advised the Fund that it retained $52,886 in front-end sales commissions from the sale of Class A shares and $55, $2,641, $2,323 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended July 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                        MARKET VALUE     PURCHASES       PROCEEDS       APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND                      07/31/03        AT COST       FROM SALES     (DEPRECIATION)      07/31/04       INCOME     GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional Class    $  750,113     $36,578,019    $(31,822,926)       $   --        $ 5,505,206     $15,181       $   --
--------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class       750,113      36,578,019     (31,822,926)           --          5,505,206      15,180           --
================================================================================================================================
    Total                $1,500,226     $73,156,038    $(63,645,852)       $   --        $11,010,412     $30,361       $   --
________________________________________________________________________________________________________________________________
================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM and INVESCO funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended July 31, 2004, the Fund engaged in purchases and sales of securities of $0 and $406,143, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2004, the Fund received credits in transfer agency fees of $1,107 and credits in custodian fees of $8 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $1,115.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2004, the Fund paid legal fees of $3,884 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the fund's aggregate borrowings from all source exceeds 10% of the fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--FUTURES CONTRACTS

On July 31, 2004, $700,000 principal amount of U.S. Corporate obligations and U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                         OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           UNREALIZED
                                                               NO. OF        MONTH/         MARKET        APPRECIATION
CONTRACT                                                      CONTRACTS    COMMITMENT        VALUE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 E-Trade                                         6       Dec-04/Long    $ 1,464,600       $ (5,430)
-----------------------------------------------------------------------------------------------------------------------
U.S. 30 Year Bond                                                  2       Sep-04/Long        216,438          6,944
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 year Notes                                        51       Sep-04/Long     10,767,375         45,391
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 year Notes                                       153       Sep-04/Long     16,753,500        241,700
=======================================================================================================================
                                                                                          $29,201,913       $288,605
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2004 and 2003 was as follows:

                                                                 2004          2003
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $3,419,285    $2,125,279
--------------------------------------------------------------------------------------


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2004, the components of net assets on a tax basis were as follows:

                                                                    2004
----------------------------------------------------------------------------
Undistributed ordinary income                                   $    530,821
----------------------------------------------------------------------------
Unrealized appreciation (depreciation) -- investments                (48,337)
----------------------------------------------------------------------------
Temporary book/tax differences                                        (8,257)
----------------------------------------------------------------------------
Post October capital loss deferral                                   (29,161)
----------------------------------------------------------------------------
Shares of beneficial interest                                    101,722,922
============================================================================
    Total net assets                                            $102,167,988
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the tax realization of unrealized gain on certain futures contracts.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilized. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has no capital loss carryforward as of July 31, 2004.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2004 was $290,769,048 and $287,970,350, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $562,028
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (610,365)
==============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                        $(48,337)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $105,771,322.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of the utilization of a portion of the proceeds from redemptions as distributions for federal income tax purposes, paydowns on mortgage backed securities and reclassification of distributions, on July 31, 2004, undistributed net investment income was increased by $513,183, undistributed net realized gain (loss) was decreased by $652,531, and shares of beneficial interest increased by $139,348. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                              --------------------------------------------------------
                                                                         2004                          2003
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,120,259    $ 22,280,117     3,675,553    $ 38,439,296
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,740,846      18,292,621     4,564,339      47,687,420
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        621,595       6,564,573     1,230,567      12,857,366
----------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                      10,815         112,468            --              --
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)(b)                                    1,279,534      13,278,111            --              --
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        120,950       1,268,355        72,052         755,569
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        136,964       1,436,475        88,787         931,209
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         27,349         286,832        18,930         198,523
----------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                          25             263            --              --
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)(b)                                        4,746          49,494            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        214,070       2,246,559        79,038         832,366
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (214,070)     (2,246,559)      (79,022)       (832,366)
======================================================================================================================
Reacquired:
  Class A                                                     (1,945,631)    (20,371,843)   (1,811,444)    (18,922,926)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,051,846)    (21,486,194)   (1,411,242)    (14,780,832)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (708,287)     (7,414,140)     (661,171)     (6,917,633)
----------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                        (506)         (5,287)           --              --
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)(b)                                       (1,019)        (10,614)           --              --
======================================================================================================================
                                                               1,355,794    $ 14,281,231     5,766,387    $ 60,247,992
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Class R and Institutional Class shares commenced sales on April 30, 2004.

(b) At July 31, 2004, 10.35% for the outstanding shares of the Fund were owned by AIM Moderate Allocation Fund. The Fund and AIM Moderate Allocation Fund have the same investment advisor and therefore, are considered to be affiliated.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                                              ---------------------------------------------
                                                                                          DECEMBER 31, 2001
                                                                   YEAR ENDED             (DATE OPERATIONS
                                                                    JULY 31,                COMMENCED) TO
                                                              ---------------------           JULY 31,
                                                               2004          2003               2002
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.35       $ 10.19            $10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.31          0.32(a)           0.18(a)
-----------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.25          0.26              0.23
===========================================================================================================
    Total from investment operations                             0.56          0.58              0.41
===========================================================================================================
Less distributions:
  Dividends from net investment income                          (0.36)        (0.40)            (0.22)
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.10)        (0.02)               --
===========================================================================================================
    Total distributions                                         (0.46)        (0.42)            (0.22)
===========================================================================================================
Net asset value, end of period                                $ 10.45       $ 10.35            $10.19
___________________________________________________________________________________________________________
===========================================================================================================
    Total return(b)                                              5.45%         5.77%             4.09%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $35,948       $30,336            $9,325
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements                1.00%(c)      1.00%             1.00%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements             1.57%(c)      1.54%             3.21%(d)
===========================================================================================================
Ratio of net investment income to average net assets             2.87%(c)      3.07%             3.10%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate(e)                                        338%          284%              215%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not include sales charges.
(c)  Ratios are based on average daily net assets of $32,410,313.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                 CLASS B
                                                              ---------------------------------------------
                                                                                          DECEMBER 31, 2001
                                                                   YEAR ENDED             (DATE OPERATIONS
                                                                    JULY 31,                COMMENCED) TO
                                                              ---------------------           JULY 31,
                                                               2004          2003               2002
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.35       $ 10.19            $ 10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.22          0.24(a)            0.14(a)
-----------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.26          0.27               0.22
===========================================================================================================
    Total from investment operations                             0.48          0.51               0.36
===========================================================================================================
Less distributions:
  Dividends from net investment income                          (0.29)        (0.33)             (0.17)
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.09)        (0.02)                --
===========================================================================================================
    Total distributions                                         (0.38)        (0.35)             (0.17)
===========================================================================================================
Net asset value, end of period                                $ 10.45       $ 10.35            $ 10.19
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                  4.67%         4.98%              3.65%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $44,047       $47,655            $14,678
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements                1.75%(c)      1.75%              1.75%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements             2.22%(c)      2.19%              3.86%(d)
===========================================================================================================
Ratio of net investment income to average net assets             2.12%(c)      2.32%              2.35%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate(e)                                        338%          284%               215%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not include sales charges.
(c)  Ratios are based on average daily net assets of $45,991,695.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                CLASS C
                                                              -------------------------------------------
                                                                                        DECEMBER 31, 2001
                                                                  YEAR ENDED            (DATE OPERATIONS
                                                                   JULY 31,               COMMENCED) TO
                                                              -------------------           JULY 31,
                                                               2004         2003              2002
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.35       $10.19            $10.00
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.22         0.24(a)           0.14(a)
---------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)        0.26         0.27              0.22
=========================================================================================================
    Total from investment operations                            0.48         0.51              0.36
=========================================================================================================
Less distributions:
  Dividends from net investment income                         (0.29)       (0.33)            (0.17)
---------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (0.09)       (0.02)               --
=========================================================================================================
    Total distributions                                        (0.38)       (0.35)            (0.17)
=========================================================================================================
Net asset value, end of period                                $10.45       $10.35            $10.19
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                                 4.67%        4.98%             3.65%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $8,649       $9,185            $3,045
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements               1.75%(c)     1.75%             1.75%(d)
---------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements            2.22%(c)     2.19%             3.86%(d)
=========================================================================================================
Ratio of net investment income to average net assets            2.12%(c)     2.32%             2.35%(d)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate(e)                                       338%         284%              215%
_________________________________________________________________________________________________________
=========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not include sales charges.
(c)  Ratios are based on average daily net assets of $8,736,816.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                    CLASS R
                                                                ----------------
                                                                 APRIL 30, 2004
                                                                (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                    JULY 31,
                                                                      2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.42
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.08
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.02
================================================================================
    Total from investment operations                                   0.10
================================================================================
Less dividends from net investment income                             (0.08)
================================================================================
Net asset value, end of period                                       $10.44
________________________________________________________________________________
================================================================================
Total return(a)                                                        0.92%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $  108
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements                      1.25%(b)
--------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements                   1.39%(b)
================================================================================
Ratio of net investment income to average net assets                   2.62%(b)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(c)                                              338%
________________________________________________________________________________
================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $37,832.
(c)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                 (DATE OPERATIONS
                                                                   COMMENCED) TO
                                                                     JULY 31,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 10.42
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                  0.09
-----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                 0.03
===================================================================================
    Total from investment operations                                     0.12
===================================================================================
Less dividends from net investment income                               (0.09)
===================================================================================
Net asset value, end of period                                        $ 10.45
___________________________________________________________________________________
===================================================================================
Total return(a)                                                          1.15%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $13,415
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements                        0.51%(b)
-----------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements                     0.63%(b)
===================================================================================
Ratio of net investment income to average net assets                     3.36%(b)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(c)                                                338%
___________________________________________________________________________________
===================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $5,862,358.
(c)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to
Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, has reached an agreement in principle with certain regulators to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, also has reached an agreement in principle with certain regulators to resolve investigations related to market timing activity in the AIM Funds. AIM expects that its wholly owned subsidiary A I M Distributors, Inc. ("ADI"), the distributor of the Fund's shares, also will be included as a party in the settlement with respect to AIM. In addition, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits, as described more fully below. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Agreements in Principle and Settled Enforcement Actions Related to Market Timing

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the State of New York, acting through the office of the state Attorney General ("NYAG"), filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. At the time these proceedings were filed Mr. Cunningham held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. Mr. Cunningham is no longer affiliated with AIM. In addition, on December 2, 2003, the State of Colorado, acting through the office of the state Attorney General ("COAG"), filed civil proceedings against IFG. Each of the SEC, NYAG and COAG complaints alleged, in substance, that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. Neither the Fund nor any of the other AIM or INVESCO Funds were named as a defendant in any of these proceedings. AIM and certain of its current and former officers also have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the COAG, the NYAG and the staff of the SEC to resolve the civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators. It has subsequently been agreed with the SEC that, in addition to AIM, ADI will be a named party in the settlement of the SEC's investigation.

  Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM and ADI will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM, ADI and IFG as well as the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

  Despite the agreements in principle discussed above, there can be no assurance that AMVESCAP will be able to reach a satisfactory final settlement with the regulators, or that any such final settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. ("IINA"), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI are expected to total $375 million. Additionally, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM or INVESCO Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

  On September 8, 2004, Mr. Cunningham's law firm issued a press release announcing that Mr. Cunningham had agreed to resolve the civil actions against him by paying the SEC and the NYAG a $500,000 civil penalty, to accept a two-year ban from the securities industry and to accept a five-year ban from serving as an officer or director in the securities industry.

  On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

Ongoing Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Ongoing Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and related defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively promote the sale of the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2005
(Unaudited)

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
BONDS & NOTES-89.41%

ADVERTISING-0.44%

Dex Media Inc., Unsec. Disc. Global Notes,
  9.00%, 11/15/13(a)(b)                        $ 2,770,000   $    2,105,200
---------------------------------------------------------------------------
Dex Media West LLC/Dex Media Finance Co., Sr.
  Notes, 5.88%, 11/15/11 (Acquired 11/09/04;
  Cost $3,445,000)(a)(c)                         3,445,000        3,393,325
===========================================================================
                                                                  5,498,525
===========================================================================



AEROSPACE & DEFENSE-1.72%


Argo-Tech Corp., Sr. Notes, 9.25%,
  06/01/11(a)                                    1,750,000        1,929,375
---------------------------------------------------------------------------
Armor Holdings, Inc., Sr. Sub. Global Notes,
  8.25%, 08/15/13(a)                             1,930,000        2,151,950
---------------------------------------------------------------------------
DRS Technologies, Inc., Sr. Sub. Notes,
  6.88%, 11/01/13 (Acquired 12/15/04; Cost
  $966,000)(a)(c)                                  920,000          949,900
---------------------------------------------------------------------------
DRS Technologies, Inc., Sr. Unsec. Sub.
  Global Notes, 6.88%, 11/01/13(a)               1,815,000        1,873,987
---------------------------------------------------------------------------
Hexcel Corp., Sr Sub. Notes, 6.75%, 02/01/15
  (Acquired 01/27/05; Cost
  $2,780,000)(a)(c)(d)                           2,780,000        2,800,850
---------------------------------------------------------------------------
K&F Acquisition Inc., Sr. Sub. Notes, 7.75%,
  11/15/14 (Acquired 11/05/04; Cost
  $930,000)(a)(c)                                  930,000          930,000
---------------------------------------------------------------------------
L-3 Communications Corp., Sr. Unsec. Gtd.
  Sub. Global Notes, 6.13%, 01/15/14(a)          6,915,000        7,087,875
---------------------------------------------------------------------------
Orbital Sciences Corp.-Series B, Sr. Global
  Notes, 9.00%, 07/15/11(a)                      1,880,000        2,110,300
---------------------------------------------------------------------------
Standard Aero Holdings Inc., Sr. Sub.
  Notes,8.25%, 09/01/14 (Acquired 08/17/04;
  Cost $1,375,000)(a)(c)                         1,375,000        1,481,562
===========================================================================
                                                                 21,315,799
===========================================================================



AIR FREIGHT & LOGISTICS-0.30%


Park-Ohio Industries Inc., Sr. Sub. Notes,
  8.38%, 11/15/14 (Acquired
  11/19/04-12/07/04; Cost $3,686,500)(a)(c)      3,675,000        3,684,187
===========================================================================



AIRLINES-1.00%


Continental Airlines, Inc., Notes, 8.00%,
  12/15/05(a)                                    4,575,000        4,506,375
---------------------------------------------------------------------------
Northwest Airlines Inc., Sr. Unsec. Gtd.
  Notes, 8.88%, 06/01/06(a)                      8,775,000        7,897,500
===========================================================================
                                                                 12,403,875
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


ALUMINUM-0.16%


Century Aluminum Co., Sr. Unsec. Gtd. Notes,
  7.50%, 08/15/14 (Acquired 08/10/04; Cost
  $1,835,000)(a)(c)                            $ 1,835,000   $    1,958,862
===========================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-0.33%


Warnaco Inc., Sr. Unsec. Global Notes, 8.88%,
  06/15/13(a)                                    3,725,000        4,116,125
===========================================================================


AUTO PARTS & EQUIPMENT-1.42%


Accuride Corp., Sr. Sub. Notes, 8.50%,
  02/01/15 (Acquired 01/26/05; Cost
  $2,785,000)(a)(c)(d)                           2,785,000        2,861,587
---------------------------------------------------------------------------
Autocam Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.88%, 06/15/14(a)                     1,855,000        1,827,175
---------------------------------------------------------------------------
Delco Remy International, Sr. Sec. Floating
  Rate Global Notes, 6.66%, 04/15/09(a)(e)       1,755,000        1,803,262
---------------------------------------------------------------------------
Key Plastics Holdings, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%,
  03/15/07(d)(f)(g)                             26,310,000          262,145
---------------------------------------------------------------------------
Metaldyne Corp., Sr. Unsec. Gtd. Notes,
  10.00%, 11/01/13 (Acquired
  10/20/03-09/23/04; Cost $3,267,500)(a)(c)      3,320,000        3,154,000
---------------------------------------------------------------------------
Tenneco Automotive Inc.-Series B, Sr. Sec.
  Second Lien Global Notes, 10.25%,
  07/15/13(a)                                    2,920,000        3,452,900
---------------------------------------------------------------------------
TRW Automotive Inc., Sr. Global Notes, 9.38%,
  02/15/13(a)                                    3,730,000        4,205,575
===========================================================================
                                                                 17,566,644
===========================================================================


BROADCASTING & CABLE TV-7.33%


Adelphia Communications Corp., Sr. Unsec.
  Notes,
  9.50%, 03/01/05(a)(g)                          5,060,000        5,515,400
---------------------------------------------------------------------------
  10.88%, 10/01/10(a)(g)                        22,250,000       19,357,500
---------------------------------------------------------------------------
Allbritton Communications Co., Sr. Unsec.
  Sub. Global Notes, 7.75%, 12/15/12(a)          5,520,000        5,713,200
---------------------------------------------------------------------------
Cablevision Systems Corp.-New York Group, Sr.
  Floating Rate Notes, 6.67%, 04/01/09
  (Acquired 03/30/04; Cost
  $4,810,000)(a)(c)(h)                           4,810,000        5,218,850
---------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp., Sr.
  Unsec. Global Notes, 11.13%, 01/15/11(a)       6,595,000        5,589,262
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 9.92%, 04/01/11(a)           3,685,000        2,938,787
---------------------------------------------------------------------------
Charter Communications Operating, LLC/Charter
  Communications Operating Capital Corp., Sr.
  Second Lien Notes, 8.00%, 04/30/12
  (Acquired 05/11/04-07/09/04; Cost
  $3,359,800)(a)(c)                              3,470,000        3,522,050
---------------------------------------------------------------------------
CSC Holdings Inc.-Series B, Sr. Unsec. Unsub.
  Notes, 7.63%, 04/01/11(a)                      6,510,000        7,128,450
---------------------------------------------------------------------------
Echostar DBS Corp., Sr. Unsec. Gtd. Global
  Notes, 5.75%, 10/01/08(a)                      6,400,000        6,480,000
---------------------------------------------------------------------------
Granite Broadcasting Corp., Sr. Sec. Global
  Notes, 9.75%, 12/01/10(a)                      3,690,000        3,570,075
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

BROADCASTING & CABLE TV-(CONTINUED)

Knology, Inc., Sr. Unsec. Notes, 12.00%,
  11/30/09 (Acquired 11/14/03-12/02/04; Cost
  $5,470,930)(a)(c)                            $ 5,523,944   $    5,316,796
---------------------------------------------------------------------------
Pegasus Communications Corp.
  Series B, Sr. Notes, 9.63%,
  10/15/05(a)(d)(g)                              3,535,000        2,156,350
---------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 12.50%,
  08/01/07(a)(d)(g)                              1,990,000        1,243,750
---------------------------------------------------------------------------
Rainbow National Services LLC, Sr. Notes,
  8.75%, 09/01/12 (Acquired 08/13/04; Cost
  $4,568,503)(a)(c)                              4,595,000        5,203,837
---------------------------------------------------------------------------
Rogers Cable Inc., Sr. Sec. Second Priority
  Global Notes, 6.75%, 03/15/15(a)                 460,000          473,225
---------------------------------------------------------------------------
Videotron Ltee, Sr. Notes, 6.88%, 01/15/14
  (Acquired 11/15/04; Cost $2,887,500)(a)(c)     2,750,000        2,825,625
---------------------------------------------------------------------------
XM Satellite Radio Inc., Sr. Sec. Global
  Notes, 12.00%, 06/15/10(a)                     7,402,000        8,771,370
===========================================================================
                                                                 91,024,527
===========================================================================



BUILDING PRODUCTS-0.73%


Building Materials Corp. of America,
  Sr. Unsec. Gtd. Notes, 8.00%, 12/01/08(a)      5,900,000        6,106,500
---------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 7.75%,
  07/15/05(a)                                    1,020,000        1,030,200
---------------------------------------------------------------------------
Nortek Inc., Sr. Unsec. Sub. Gtd. Global
  Notes, 8.50%, 09/01/14(a)                      1,840,000        1,899,800
===========================================================================
                                                                  9,036,500
===========================================================================



CASINOS & GAMING-2.80%


Aztar Corp., Sr. Sub. Global Notes, 7.88%,
  06/15/14(a)                                    3,605,000        4,001,550
---------------------------------------------------------------------------
Boyd Gaming Corp., Sr. Sub. Global Notes,
  6.75%, 04/15/14(a)                             5,520,000        5,713,200
---------------------------------------------------------------------------
Herbst Gaming, Inc., Sr. Sub. Notes, 8.13%,
  06/01/12(a)                                    1,855,000        1,980,212
---------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 7.00%, 03/01/14(a)         10,580,000       10,738,700
---------------------------------------------------------------------------
Pinnacle Entertainment, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 8.25%, 03/15/12(a)          5,965,000        6,367,637
---------------------------------------------------------------------------
Poster Financial Group Inc., Sr. Sec. Global
  Notes, 8.75%, 12/01/11(a)                      1,850,000        1,859,250
---------------------------------------------------------------------------
Seneca Gaming Corp., Sr. Global Notes, 7.25%,
  05/01/12(a)                                    1,190,000        1,233,137
---------------------------------------------------------------------------
Venetian Casino Resort, LLC, Sec. Gtd.
  Mortgage Global Notes, 11.00%, 06/15/10(a)     2,557,000        2,921,372
===========================================================================
                                                                 34,815,058
===========================================================================



COMMODITY CHEMICALS-1.61%


Basell Finance Co.-B.V. (Netherlands), Sr.,
  Unsec., Gtd., Deb., 8.10%, 03/15/27
  (Acquired 01/06/05-01/20/05; Cost
  $3,888,350)(a)(c)                              3,835,000        3,949,858
---------------------------------------------------------------------------
Equistar Chemicals L.P./Equistar Funding
  Corp., Sr. Unsec. Gtd. Global Notes,
  10.13%, 09/01/08(a)                            7,350,000        8,415,750
---------------------------------------------------------------------------
Millennium America Inc., Sr. Unsec. Gtd.
  Global Notes, 9.25%, 06/15/08(a)               6,837,000        7,640,347
===========================================================================

                                                                 20,005,955
===========================================================================


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT-1.02%


Lucent Technologies Inc., Unsec. Unsub.
  Global Deb., 6.45%, 03/01/29(a)              $ 6,820,000   $    6,155,050
---------------------------------------------------------------------------
Nortel Network Ltd. (Canada), Sr. Global
  Notes, 6.13%, 02/15/06(a)                      3,605,000        3,668,087
---------------------------------------------------------------------------
Superior Essex Communications LLC/Essex Group
  Inc., Sr. Global Notes, 9.00%, 04/15/12(a)     2,750,000        2,866,875
===========================================================================
                                                                 12,690,012
===========================================================================


CONSTRUCTION & ENGINEERING-0.32%


Great Lakes Dredge & Dock Co., Sr. Unsec.
  Gtd. Sub. Global Notes, 7.75%, 12/15/13(a)     4,600,000        4,025,000
===========================================================================


CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.65%


Case New Holland Inc., Sr. Notes, 9.25%,
  08/01/11 (Acquired 07/29/03-08/18/03; Cost
  $5,583,466)(a)(c)                              5,645,000        6,195,387
---------------------------------------------------------------------------
Navistar International Corp., Sr. Notes,
  7.50%, 06/15/11(a)                               930,000          995,100
---------------------------------------------------------------------------
Terex Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 07/15/11(a)                      8,270,000        9,200,375
---------------------------------------------------------------------------
Trinity Industries, Inc., Sr. Gtd. Global
  Notes, 6.50%, 03/15/14(a)                      2,415,000        2,415,000
---------------------------------------------------------------------------
Wabtec Corp., Sr. Unsec. Gtd. Global Notes,
  6.88%, 07/31/13(a)                             1,545,000        1,624,181
===========================================================================
                                                                 20,430,043
===========================================================================


CONSTRUCTION MATERIALS-0.68%


Goodman Global Holding Co., Inc.,
  Sr. Floating Rate Notes, 5.76%, 06/15/12
  (Acquired 12/15/04; Cost
  $230,000)(a)(c)(d)(h)                            230,000          236,900
---------------------------------------------------------------------------
  Sr. Sub. Notes, 7.88%, 12/15/12 (Acquired
  12/15/04; Cost $920,000)(a)(c)                   920,000          892,400
---------------------------------------------------------------------------
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%,
  11/01/12 (Acquired 10/28/04; Cost
  $2,755,000)(a)(c)                              2,755,000        2,720,562
---------------------------------------------------------------------------
U.S. Concrete, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 8.38%, 04/01/14(a)               4,255,000        4,574,125
===========================================================================
                                                                  8,423,987
===========================================================================


CONSUMER FINANCE-0.61%


Dollar Financial Group Inc., Gtd. Global
  Notes, 9.75%, 11/15/11(a)                      6,785,000        7,531,350
===========================================================================


DISTILLERS & VINTNERS-0.24%


Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.13%, 01/15/12(a)     2,704,000        2,947,360
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


DIVERSIFIED COMMERCIAL SERVICES-0.39%


Cornell Cos., Inc., Sr. Unsec. Gtd. Global
  Notes, 10.75%, 07/01/12(a)                   $   725,000   $      788,437
---------------------------------------------------------------------------
Corrections Corp. of America, Sr. Notes,
  7.50%, 05/01/11(a)                             1,000,000        1,065,000
---------------------------------------------------------------------------
Geo Group Inc. (The), Sr. Unsec. Global
  Notes, 8.25%, 07/15/13(a)                      2,820,000        3,024,450
===========================================================================
                                                                  4,877,887
===========================================================================



DIVERSIFIED METALS & MINING-0.15%


Massey Energy Co., Sr. Global Notes, 6.63%,
  11/15/10(a)                                    1,850,000        1,917,062
===========================================================================



DRUG RETAIL-1.01%


Jean Coutu Group (PJC) Inc. (The) (Canada),
  Sr. Notes, 7.63%, 08/01/12 (Acquired
  07/20/04-01/19/05; Cost $1,430,813)(a)(c)      1,430,000        1,487,200
---------------------------------------------------------------------------
  Sr. Sub. Notes, 8.50%, 08/01/14 (Acquired
  09/16/04-09/17/04; Cost $6,426,881)(a)(c)      6,420,000        6,428,025
---------------------------------------------------------------------------
Rite Aid Corp.,
  Sr. Unsec. Unsub. Notes, 7.13%, 01/15/07(a)    2,755,000        2,761,887
---------------------------------------------------------------------------
  Sr. Sec. Notes, 7.50%, 01/15/15 (Acquired
  01/04/05; Cost $1,835,000)(a)(c)               1,835,000        1,821,238
===========================================================================
                                                                 12,498,350
===========================================================================



ELECTRIC UTILITIES-3.31%

Allegheny Energy Supply Co., LLC, Unsec.
  Global Notes, 7.80%, 03/15/11(a)               4,490,000        4,871,650
---------------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding Corp.-
  Series C, Sr. Sec. Bonds, 7.16%,
  01/15/14(a)                                    3,682,770        3,820,874
---------------------------------------------------------------------------
Midwest Generation LLC
  Series B., Global Asset-Backed Pass Through
  Ctfs., 8.56%, 01/02/16(a)                      9,210,000       10,326,712
---------------------------------------------------------------------------
  Sr. Sec. Global Notes, 8.75%, 05/01/34(a)      4,590,000        5,152,275
---------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08(a)                     8,705,000       10,913,894
---------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Gtd. Second
  Priority Notes, 8.00%, 12/15/13 (Acquired
  12/17/03-04/12/04; Cost $5,808,775)(a)(c)      5,567,000        6,012,360
===========================================================================
                                                                 41,097,765
===========================================================================



ELECTRONIC MANUFACTURING SERVICES-0.78%


Celestica Inc. (Canada), Sr. Sub. Notes,
  7.88%, 07/01/11(a)                             1,380,000        1,442,100
---------------------------------------------------------------------------
Flextronics International Ltd. (Singapore),
  Sr. Sub. Global Notes, 6.50%, 05/15/13(a)      2,720,000        2,774,400
---------------------------------------------------------------------------
Sanmina-SCI Corp., Sr. Sec. Gtd. Global
  Notes, 10.38%, 01/15/10(a)                     4,830,000        5,506,200
===========================================================================
                                                                  9,722,700
===========================================================================



ENVIRONMENTAL SERVICES-0.62%


Allied Waste North America, Inc.-Series B,
  Sr. Sec. Gtd. Global Notes, 8.50%,
  12/01/08(a)                                    7,440,000        7,756,200
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


FERTILIZERS & AGRICULTURAL CHEMICALS-0.43%


IMC Global Inc.,
  Sr. Unsec. Global Notes, 10.88%,
  08/01/13(a)                                  $ 4,225,000   $    5,165,062
---------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Global Notes,
  10.88%, 06/01/08(a)                               97,000          113,732
===========================================================================
                                                                  5,278,794
===========================================================================


FOOD RETAIL-0.17%


Ahold Finance USA, Inc., Sr. Unsec. Gtd.
  Unsub. Notes, 8.25%, 07/15/10(a)               1,850,000        2,104,375
===========================================================================


FOREST PRODUCTS-0.51%


Ainsworth Lumber Co. Ltd. (Canada),
  Sr. Unsec. Global Notes, 6.75%, 03/15/14(a)    1,380,000        1,338,600
---------------------------------------------------------------------------
  Sr. Unsec. Yankee Notes, 6.75%, 03/15/14(a)    3,700,000        3,570,500
---------------------------------------------------------------------------
Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Global Notes, 7.75%, 11/15/13(a)    1,385,000        1,459,444
===========================================================================
                                                                  6,368,544
===========================================================================


GAS UTILITIES-0.44%


Inergy LP/Inergy Finance Corp., Sr. Notes,
  6.88%, 12/15/14 (Acquired 12/17/04; Cost
  $1,380,000)(a)(c)                              1,380,000        1,383,450
---------------------------------------------------------------------------
SEMCO Energy, Inc.,
  Sr. Global Notes, 7.75%, 05/15/13(a)           1,890,000        2,079,000
---------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 7.13%, 05/15/08(a)    1,885,000        2,019,306
===========================================================================
                                                                  5,481,756
===========================================================================


HEALTH CARE DISTRIBUTORS-0.08%


National Nephrology Associates, Inc., Sr.
  Sub. Notes, 9.00%, 11/01/11 (Acquired
  10/16/03; Cost $910,000)(a)(c)                   910,000        1,041,950
===========================================================================


HEALTH CARE EQUIPMENT-1.41%


Fisher Scientific International Inc., Sr.
  Unsec. Sub. Global Notes, 8.13%,
  05/01/12(a)                                    6,100,000        6,771,000
---------------------------------------------------------------------------
Medex, Inc., Sr. Sub. Global Notes, 8.88%,
  05/15/13(a)                                    4,125,000        4,815,937
---------------------------------------------------------------------------
MedQuest Inc.-Series B, Sr. Unsec. Gtd. Sub.
  Notes, 11.88%, 08/15/12(a)                     2,880,000        3,384,000
---------------------------------------------------------------------------
Vicar Operating, Inc., Sr. Unsec. Gtd. Notes,
  9.88%, 12/01/09(a)                             2,300,000        2,524,250
===========================================================================
                                                                 17,495,187
===========================================================================


HEALTH CARE FACILITIES-3.57%


Alderwoods Group, Inc., Sr. Notes, 7.75%,
  09/15/12 (Acquired 08/05/04; Cost
  $920,000)(a)(c)                                  920,000          992,450
---------------------------------------------------------------------------
Ardent Health Services Inc., Sr. Sub. Global
  Notes, 10.00%, 08/15/13(a)                     1,930,000        2,007,200
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

HEALTH CARE FACILITIES-(CONTINUED)

Concentra Operating Corp., Sr. Unsec. Gtd.
  Sub. Global Notes, 9.13%, 06/01/12(a)        $ 1,855,000   $    2,091,512
---------------------------------------------------------------------------
Genesis HealthCare Corp., Sr. Sub. Global
  Notes, 8.00%, 10/15/13(a)                      1,815,000        1,969,275
---------------------------------------------------------------------------
Hanger Orthopedic Group, Inc., Sr. Unsec.
  Gtd. Global Notes, 10.38%, 02/15/09(a)         1,920,000        1,929,600
---------------------------------------------------------------------------
HCA Inc., Global Notes,
  5.50%, 12/01/09(a)                             1,835,000        1,837,844
---------------------------------------------------------------------------
  6.38%, 01/15/15(a)                               920,000          933,818
---------------------------------------------------------------------------
HEALTHSOUTH Corp., Sr. Unsec. Global Notes,
  8.38%, 10/01/11(a)                            10,350,000       10,789,875
---------------------------------------------------------------------------
Tenet Healthcare Corp.,
  Sr. Notes, 9.88%, 07/01/14 (Acquired
  06/15/04; Cost $1,352,785)(a)(c)               1,385,000        1,443,862
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 6.38%, 12/01/11(a)           5,550,000        5,036,625
---------------------------------------------------------------------------
Triad Hospitals, Inc., Sr. Unsec. Sub. Notes,
  7.00%, 11/15/13(a)                             7,360,000        7,488,800
---------------------------------------------------------------------------
United Surgical Partners International, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes, 10.00%,
  12/15/11(a)                                    6,840,000        7,746,300
===========================================================================
                                                                 44,267,161
===========================================================================



HEALTH CARE SERVICES-0.56%


Quintiles Transnational Corp., Sr. Unsec.
  Sub. Global Notes, 10.00%, 10/01/13(a)         3,750,000        4,256,250
---------------------------------------------------------------------------
Team Health Inc., Sr. Sub. Global Notes,
  9.00%, 04/01/12(a)                             2,760,000        2,732,400
===========================================================================
                                                                  6,988,650
===========================================================================



HEALTH CARE SUPPLIES-0.23%


Inverness Medical Innovations, Inc., Sr. Sub.
  Notes, 8.75%, 02/15/12 (Acquired 02/05/04;
  Cost $2,765,000)(a)(c)                         2,765,000        2,903,250
===========================================================================



HOMEBUILDING-0.82%


Technical Olympic USA, Inc.,
  Sr. Sub. Notes, 7.50%, 01/15/15 (Acquired
  12/14/04; Cost $1,835,000)(a)(c)               1,835,000        1,789,125
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 9.00%,
  07/01/10(a)                                    2,850,000        3,078,000
---------------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 02/15/11(a)              4,770,000        5,306,625
===========================================================================
                                                                 10,173,750
===========================================================================



HOTELS, RESORTS & CRUISE LINES-3.08%


Grupo Posadas S.A. (Mexico), Sr. Notes,
  8.75%, 10/04/11 (Acquired
  10/15/04-01/20/05; Cost $1,806,875)(a)(c)      1,750,000        1,890,000
---------------------------------------------------------------------------
Intrawest Corp. (Canada), Sr. Unsec. Global
  Notes, 7.50%, 10/15/13(a)                      6,380,000        6,746,850
---------------------------------------------------------------------------
Kerzner International Ltd. (Bahamas), Sr.
  Unsec. Gtd. Sub. Global Notes, 8.88%,
  08/15/11(a)                                    4,780,000        5,246,050
---------------------------------------------------------------------------
La Quinta Properties, Inc., Sr. Global Notes,
  8.88%, 03/15/11(a)                             4,830,000        5,373,375
---------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia),
  Sr. Unsec. Global Notes, 8.00%, 05/15/10(a)    2,845,000        3,239,744
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 8.75%,
  02/02/11(a)                                    7,320,000        8,619,300
---------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
  Sr. Gtd. Global Notes, 7.88%, 05/01/12(a)      6,235,000        7,139,075
===========================================================================
                                                                 38,254,394
===========================================================================


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


HOUSEHOLD APPLIANCES-0.06%


Fedders North America Inc., Sr. Unsec. Gtd.
  Global Notes, 9.88%, 03/01/14(a)             $   920,000   $      740,600
===========================================================================


HOUSEHOLD PRODUCTS-0.24%


Rayovac Corp., Sr. Sub. Notes, 7.38%,
  02/01/15 (Acquired 01/21/05; Cost
  $2,965,000)(a)(c)(d)                           2,965,000        3,005,769
===========================================================================


HOUSEWARES & SPECIALTIES-0.14%


Ames True Temper Inc., Sr. Sub. Global Notes,
  10.00%, 07/15/12(a)                            1,835,000        1,747,837
===========================================================================


INDUSTRIAL CONGLOMERATES-0.31%


Polypore Inc., Sr. Sub. Global Notes, 8.75%,
  05/15/12(a)                                    3,670,000        3,789,275
===========================================================================


INDUSTRIAL MACHINERY-1.17%


Aearo Co. I, Sr. Sub. Global Notes, 8.25%,
  04/15/12(a)                                    1,340,000        1,386,900
---------------------------------------------------------------------------
Manitowoc Co., Inc. (The), Sr. Unsec. Gtd.
  Sub. Global Notes, 10.50%, 08/01/12(a)         3,718,000        4,284,995
---------------------------------------------------------------------------
Valmont Industries, Inc., Sr. Gtd. Sub.
  Global Notes, 6.88%, 05/01/14(a)               2,775,000        2,879,062
---------------------------------------------------------------------------
Wolverine Tube, Inc., Sr. Notes, 7.38%,
  08/01/08 (Acquired 05/14/03-10/06/04; Cost
  $5,656,531)(a)(c)                              6,145,000        5,991,375
===========================================================================
                                                                 14,542,332
===========================================================================


INTEGRATED OIL & GAS-0.75%


Petrobras International Finance Co. (Cayman
  Islands), Sr. Unsec. Unsub. Global Notes,
  9.13%, 07/02/13(a)                             8,315,000        9,343,981
===========================================================================


INTEGRATED TELECOMMUNICATION SERVICES-3.19%


Citizens Communications Co., Sr. Notes,
  6.25%, 01/15/13(a)                             2,760,000        2,780,093
---------------------------------------------------------------------------
Embratel Particiapacoes S.A.-Series B
  (Brazil), Gtd. Global Notes, 11.00%,
  12/15/08(a)                                    5,585,000        6,394,825
---------------------------------------------------------------------------
LCI International, Inc., Sr. Notes, 7.25%,
  06/15/07(a)                                    8,305,000        8,097,375
---------------------------------------------------------------------------
Madison River Capital LLC/Madison River
  Finance Corp., Sr. Unsec. Notes, 13.25%,
  03/01/10(a)                                    1,250,000        1,343,750
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

Qwest Capital Funding, Inc., Unsec. Gtd.
  Global Notes,
  7.00%, 08/03/09(a)                           $ 6,695,000   $    6,510,887
---------------------------------------------------------------------------
  7.25%, 02/15/11(a)                             1,915,000        1,862,337
---------------------------------------------------------------------------
Qwest Communications International Inc., Sr.
  Notes, 7.50%, 02/15/11 (Acquired
  01/30/04-05/12/04; Cost $7,799,561)(a)(c)      8,305,000        8,616,437
---------------------------------------------------------------------------
Qwest Corp., Sr. Notes, 7.88%, 09/01/11
  (Acquired 11/18/04; Cost $3,945,250)(a)(c)     3,670,000        3,945,250
===========================================================================
                                                                 39,550,954
===========================================================================



LEISURE FACILITIES-0.78%


Six Flags, Inc.,
  Sr. Global Notes, 9.63%, 06/01/14(a)           2,770,000        2,634,963
---------------------------------------------------------------------------
  Sr. Notes, 9.63%, 06/01/14 (Acquired
  01/06/05; Cost $1,825,825)(a)(c)               1,835,000        1,745,544
---------------------------------------------------------------------------
Universal City Development Partners, Ltd.,
  Sr. Global Notes, 11.75%, 04/01/10(a)          2,800,000        3,311,000
---------------------------------------------------------------------------
Universal City Florida Holding Co. I/II,
  Sr. Floating Rate Notes, 7.20%, 05/01/10
  (Acquired 12/02/04; Cost
  $930,000)(a)(c)(d)(e)                            930,000          971,850
---------------------------------------------------------------------------
  Sr. Notes, 8.38%, 05/01/10 (Acquired
  12/02/04; Cost $930,000)(a)(c)                   930,000          976,500
===========================================================================
                                                                  9,639,857
===========================================================================



MARINE-0.39%


Overseas Shipholding Group, Inc., Sr. Unsec.
  Global Notes, 8.25%, 03/15/13(a)               2,715,000        3,000,075
---------------------------------------------------------------------------
Stena AB (Sweden), Sr. Notes, 7.00%, 12/01/16
  (Acquired 11/18/04; Cost $1,835,000)(a)(c)     1,835,000        1,789,125
===========================================================================
                                                                  4,789,200
===========================================================================



METAL & GLASS CONTAINERS-4.40%


Constar International Inc., Sr. Sub. Notes,
  11.00%, 12/01/12(a)                            3,850,000        4,052,125
---------------------------------------------------------------------------
Crown European Holdings S.A. (France),
  Sr. Sec. Second Lien Global Notes, 9.50%,
  03/01/11(a)                                    7,545,000        8,469,263
---------------------------------------------------------------------------
  Sr. Sec. Third Lien Global Notes, 10.88%,
  03/01/13(a)                                    1,000,000        1,182,500
---------------------------------------------------------------------------
Greif Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.88%, 08/01/12(a)                      4,775,000        5,288,313
---------------------------------------------------------------------------
Owens-Brockway Glass Container Inc.,
  Sr. Notes, 6.75%, 12/01/14 (Acquired
  11/23/04; Cost $2,325,000)(a)(c)               2,325,000        2,359,875
---------------------------------------------------------------------------
  Sr. Sec. Gtd. Global Notes,
  7.75%, 05/15/11(a)                             2,715,000        2,938,988
---------------------------------------------------------------------------
  8.75%, 11/15/12(a)                             5,540,000        6,204,800
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 8.25%,
  05/15/13(a)                                    5,990,000        6,589,000
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
METAL & GLASS CONTAINERS-(CONTINUED)

Plastipak Holdings Inc., Sr. Unsec. Gtd.
  Global Notes, 10.75%, 09/01/11(a)            $ 4,670,000   $    5,323,800
---------------------------------------------------------------------------
Pliant Corp.,
  Sr. Sec. Disc. Global Notes, 11.13%,
  06/15/09(a)(b)                                 6,190,000        5,787,650
---------------------------------------------------------------------------
  Sr. Sec. Second Lien Global Notes, 11.13%,
  09/01/09(a)                                    3,575,000        3,914,625
---------------------------------------------------------------------------
U.S. Can Corp., Sr. Sec. Gtd. Global Notes
  10.88%, 07/15/10(a)                            2,310,000        2,483,250
===========================================================================
                                                                 54,594,189
===========================================================================


MOVIES & ENTERTAINMENT-1.01%


AMC Entertainment Inc.,
  Sr. Unsec. Sub. Global Notes, 9.88%,
  02/01/12(a)                                    3,750,000        4,068,750
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Global Notes, 8.00%,
  03/01/14(a)                                    3,570,000        3,552,150
---------------------------------------------------------------------------
River Rock Entertainment Authority, Sr.
  Notes, 9.75%, 11/01/11(a)                      1,850,000        2,067,375
---------------------------------------------------------------------------
Warner Music Group, Sr. Sub. Notes, 7.38%,
  04/15/14 (Acquired 04/01/04; Cost
  $2,755,000)(a)(c)                              2,755,000        2,892,750
===========================================================================
                                                                 12,581,025
===========================================================================


MULTI-UTILITIES & UNREGULATED POWER-7.00%


AES Corp. (The), Sr. Unsec. Unsub. Notes,
  7.75%, 03/01/14(a)                            12,960,000       13,802,400
---------------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec. Bonds,
  8.54%, 11/30/19(a)                             6,988,765        7,879,833
---------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Notes, 8.50%, 05/01/08(a)      3,365,000        2,481,688
---------------------------------------------------------------------------
Calpine Corp.
  Sr. Sec. Notes, 9.63%, 09/30/14 (Acquired
  09/28/04; Cost $4,618,319)(a)(c)               4,655,000        4,643,363
---------------------------------------------------------------------------
  8.75%, 07/15/07(a)                             9,860,000        8,035,900
---------------------------------------------------------------------------
  Sr. Sec. Notes, 8.75%, 07/15/13 (Acquired
  07/10/03-05/11/04; Cost $4,755,769)(a)(c)      5,085,000        3,877,313
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.25%, 08/15/05(a)           3,693,000        3,711,465
---------------------------------------------------------------------------
Calpine Generating Co., Sec. Floating Rate
  Global Notes, 8.14%, 04/01/10(a)(i)            5,525,000        5,386,875
---------------------------------------------------------------------------
CMS Energy Corp.,
  Sr. Global Notes, 7.75%, 08/01/10(a)           1,395,000        1,508,344
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 8.90%, 07/15/08(a)    4,140,000        4,554,000
---------------------------------------------------------------------------
Dynegy Holdings Inc.,
  Sr. Sec. Gtd. Second Priority Notes,
  10.13%, 07/15/13 (Acquired
  08/01/03-08/21/03; Cost $4,493,177)(a)(c)      4,510,000        5,017,375
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 8.75%, 02/15/12(a)    3,855,000        3,893,550
---------------------------------------------------------------------------
Mirant Americas Generation, LLC, Sr. Unsec.
  Notes, 7.63%, 05/01/06(a)(d)(g)                3,875,000        4,388,438
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER-(CONTINUED)

PSE&G Energy Holdings LLC, Unsec. Global
  Notes, 7.75%, 04/16/07(a)                    $ 1,000,000   $    1,050,000
---------------------------------------------------------------------------
Reliant Energy Inc.,
  Sr. Sec. Global Notes,
  9.25%, 07/15/10(a)                             4,805,000        5,369,588
---------------------------------------------------------------------------
  9.50%, 07/15/13(a)                             4,605,000        5,180,625
---------------------------------------------------------------------------
  Sr. Sec. Notes, 6.75%, 12/15/14(a)             2,755,000        2,699,900
---------------------------------------------------------------------------
Reliant Energy Mid-Atlantic Power Holdings,
  LLC- Series B, Sr. Unsec. Pass Through
  Ctfs., 9.24%, 07/02/17(a)                      2,956,853        3,422,557
===========================================================================
                                                                 86,903,214
===========================================================================



OFFICE ELECTRONICS-0.59%


Xerox Corp., Sr. Unsec. Notes, 7.63%,
  06/15/13(a)                                    6,785,000        7,344,763
===========================================================================



OIL & GAS DRILLING-0.19%


Parker Drilling Co., Sr. Unsec. Gtd. Floating
  Rate Notes, 7.15%, 09/01/10(a)(e)              2,295,000        2,415,488
===========================================================================



OIL & GAS EQUIPMENT & SERVICES-1.96%


CHC Helicopter Corp. (Canada), Sr. Sub.
  Global Notes, 7.38%, 05/01/14(a)               2,415,000        2,535,750
---------------------------------------------------------------------------
Grant Prideco Escrow Corp., Sr. Unsec. Gtd.
  Global Notes, 9.00%, 12/15/09(a)               2,740,000        3,048,250
---------------------------------------------------------------------------
Hanover Compressor Co.,
  Sr. Notes, 9.00%, 06/01/14(a)                  1,855,000        2,068,325
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes, 8.63%,
  12/15/10(a)                                    1,845,000        2,001,825
---------------------------------------------------------------------------
Key Energy Services, Inc., Sr. Notes, 6.38%,
  05/01/13(a)                                    5,565,000        5,592,825
---------------------------------------------------------------------------
SESI, LLC, Sr. Unsec. Gtd. Global Notes,
  8.88%, 05/15/11(a)                             8,265,000        9,029,513
===========================================================================
                                                                 24,276,488
===========================================================================



OIL & GAS EXPLORATION & PRODUCTION-0.57%


Paramount Resources Ltd. (Canada), Sr. Yankee
  Notes, 8.88%, 07/15/14(a)                      2,691,000        3,296,475
---------------------------------------------------------------------------
Stone Energy Corp. Sr. Sub. Notes, 6.75%,
  12/15/14 (Acquired 12/08/04; Cost
  $920,000)(a)(c)                                  920,000          910,800
---------------------------------------------------------------------------
Swift Energy Co., Sr. Unsec. Notes, 7.63%,
  07/15/11(a)                                    2,605,000        2,816,656
===========================================================================
                                                                  7,023,931
===========================================================================


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-2.83%


CITGO Petroleum Corp., Sr. .Notes, 6.00%,
  10/15/11 (Acquired 10/15/04; Cost
  $4,562,835)(a)(c)                            $ 4,595,000   $    4,549,050
---------------------------------------------------------------------------
El Paso CGP Co., Unsec. Notes, 7.75%,
  06/15/10(a)                                    8,325,000        8,678,813
---------------------------------------------------------------------------
El Paso Production Holding Co., Sr. Unsec.
  Gtd. Global Notes, 7.75%, 06/01/13(a)          5,510,000        5,771,725
---------------------------------------------------------------------------
MarkWest Energy Partners LP/MarkWest Energy
  Finance Corp., Sr. Notes, 6.88%, 11/01/14
  (Acquired 10/19/04-10/20/04; Cost
  $5,042,088)(a)(c)                              5,010,000        5,060,100
---------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy
  Finance Corp., Sr. Unsec. Global Notes,
  7.13%, 06/15/14(a)                             2,300,000        2,438,000
---------------------------------------------------------------------------
Premcor Refining Group Inc. (The), Sr. Unsec.
  Global Notes, 7.50%, 06/15/15(a)               3,740,000        4,039,200
---------------------------------------------------------------------------
Sonat Inc., Sr. Unsec. Notes, 7.63%,
  07/15/11(a)                                    2,880,000        2,973,600
---------------------------------------------------------------------------
Southern Natural Gas Co., Sr. Unsec. Global
  Notes, 8.88%, 03/15/10(a)                      1,450,000        1,616,750
===========================================================================
                                                                 35,127,238
===========================================================================


PACKAGED FOODS & MEATS-0.79%


Del Monte Corp.,
  Sr. Sub. Notes, 6.75%, 02/15/15 (Acquired
  01/25/05; Cost $930,000)(a)(c)(d)                930,000          941,625
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Global Notes, 8.63%,
  12/15/12(a)                                    1,840,000        2,051,600
---------------------------------------------------------------------------
Pinnacle Foods Holding Corp.,
  Sr. Sub. Notes,
  8.25%, 12/01/13 (Acquired 11/20/03; Cost
  $1,385,000)(a)(c)                              1,385,000        1,288,050
---------------------------------------------------------------------------
  8.25%, 12/01/13 (Acquired 02/05/04; Cost
  $2,864,429)(a)(c)                              2,765,000        2,571,450
---------------------------------------------------------------------------
Smithfield Foods, Inc., Sr. Notes, 7.00%,
  08/01/11 (Acquired 11/15/04; Cost
  $2,920,300)(a)(c)                              2,755,000        2,940,963
===========================================================================
                                                                  9,793,688
===========================================================================


PAPER PACKAGING-0.32%


Jefferson Smurfit Corp. (U.S.), Sr. Unsec.
  Gtd. Unsub. Global Notes, 7.50%,
  06/01/13(a)                                    3,775,000        3,926,000
===========================================================================


PAPER PRODUCTS-2.23%


Bowater Inc., Global Notes., 6.50%,
  06/15/13(a)                                    6,330,000        6,345,825
---------------------------------------------------------------------------
Cascades Inc. (Canada), Sr. Unsec. Global
  Notes, 7.25%, 02/15/13(a)                      5,405,000        5,675,250
---------------------------------------------------------------------------
Cellu Tissue Holdings, Inc., Sec. Gtd. Global
  Notes, 9.75%, 03/15/10(a)                      2,865,000        3,029,738
---------------------------------------------------------------------------
Georgia-Pacific Corp.,
  Sr. Gtd. Global Notes, 7.38%, 07/15/08(a)      3,850,000        4,167,625
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 8.88%,
  02/01/10(a)                                    4,825,000        5,584,938
---------------------------------------------------------------------------
Neenah Paper, Inc., Sr. Notes, 7.38%,
  11/15/14 (Acquired 11/18/04; Cost
  $2,100,475)(a)(c)                              2,070,000        2,080,350
---------------------------------------------------------------------------
Norske Skog Canada Ltd. (Canada)-Series D,
  Sr. Unsec. Gtd. Global Notes, 8.63%,
  06/15/11(a)                                      800,000          842,000
===========================================================================
                                                                 27,725,726
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


PERSONAL PRODUCTS-0.49%


Playtex Products, Inc., Sr. Sec. Global
  Notes, 8.00%, 03/01/11(a)                    $ 5,545,000   $    6,085,638
===========================================================================



PHARMACEUTICALS-0.77%


Athena Neurosciences Finance, LLC., Sr.
  Unsec. Gtd. Unsub. Notes, 7.25%,
  02/21/08(a)                                    3,385,000        3,520,400
---------------------------------------------------------------------------
Elan Finance PLC/Elan Finance Corp.
  (Ireland), Sr. Notes, 7.75%, 11/15/11
  (Acquired 11/10/04; Cost $920,000)(a)(c)         920,000          968,300
---------------------------------------------------------------------------
Valeant Pharmaceuticals International, Sr.
  Unsec. Global Notes, 7.00%, 12/15/11(a)        4,875,000        5,118,750
===========================================================================
                                                                  9,607,450
===========================================================================



PUBLISHING-0.48%


PRIMEDIA Inc., Sr. Global Notes, 8.00%,
  05/15/13(a)                                    5,750,000        5,908,125
===========================================================================



RAILROADS-1.33%


Grupo Transportacion Ferroviaria Mexicana,
  S.A. de C.V. (Mexico),
  Sr. Gtd. Yankee Notes, 10.25%, 06/15/07(a)     3,645,000        3,918,375
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Yankee Deb., 11.75%,
  06/15/09(a)                                    8,223,000        8,325,788
---------------------------------------------------------------------------
Kansas City Southern Railway, Sr. Unsec. Gtd.
  Global Notes, 9.50%, 10/01/08(a)               3,829,000        4,307,625
===========================================================================
                                                                 16,551,788
===========================================================================



REAL ESTATE-1.69%


Host Marriott L.P.,
  Sr. Unsec. Notes, 7.00%, 08/15/12 (Acquired
  07/27/04; Cost $2,368,757)(a)(c)               2,405,000        2,525,250
---------------------------------------------------------------------------
  Series G, Sr. Gtd. Global Notes, 9.25%,
  10/01/07(a)                                    5,400,000        5,973,750
---------------------------------------------------------------------------
  Series I, Unsec. Gtd. Global Notes, 9.50%,
  01/15/07(a)                                    1,670,000        1,816,125
---------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  6.50%, 12/15/13(a)                             3,690,000        3,925,127
---------------------------------------------------------------------------
MeriStar Hospitality Corp., Sr. Unsec. Gtd.
  Global Notes, 9.13%, 01/15/11(a)               4,570,000        4,981,300
---------------------------------------------------------------------------
Ventas Realty L.P./Ventas Capital Corp., Sr.
  Unsec. Gtd. Global Notes, 8.75%,
  05/01/09(a)                                    1,525,000        1,696,563
===========================================================================
                                                                 20,918,115
===========================================================================



REAL ESTATE MANAGEMENT & DEVELOPMENT-0.17%


LNR Property Corp.-Series A, Sr. Sub. Global
  Notes, 7.25%, 10/15/13(a)                      1,850,000        2,114,550
===========================================================================



REGIONAL BANKS-0.66%


Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12(a)                             7,225,000        8,200,375
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


RESTAURANTS-0.44%


Carrols Corp., Sr. Sub. Notes, 9.00%,
  01/15/13 (Acquired 12/09/04; Cost
  $920,000)(a)(c)                              $   920,000   $      963,700
---------------------------------------------------------------------------
Landry's Restaurants, Inc., Sr. Notes, 7.50%,
  12/15/14 (Acquired 12/15/04; Cost
  $4,590,000)(a)(c)                              4,590,000        4,475,250
===========================================================================
                                                                  5,438,950
===========================================================================


SEMICONDUCTOR EQUIPMENT-0.27%


Amkor Technology, Inc., Sr. Unsec. Global
  Notes, 7.75%, 05/15/13(a)                      3,695,000        3,297,788
===========================================================================


SEMICONDUCTORS-1.20%


Advanced Micro Devices, Inc., Sr. Unsec.
  Notes, 7.75%, 11/01/12 (Acquired
  10/22/04-01/11/05; Cost $6,461,625)(a)(c)      6,450,000        6,482,250
---------------------------------------------------------------------------
MagnaChip Semiconductor SA/MagnaChip
  Semiconductor Finance Co.,
  Sr. Sec. Notes, 6.88%, 12/15/11 (Acquired
  12/16/04; Cost $1,375,000)(a)(c)               1,375,000        1,426,563
---------------------------------------------------------------------------
  Sr. Sub. Notes, 8.00%, 12/15/14 (Acquired
  12/16/04; Cost $920,000)(a)(c)                   920,000          967,150
---------------------------------------------------------------------------
Viasystems Inc., Sr. Unsec. Sub. Global
  Notes, 10.50%, 01/15/11(a)                     6,005,000        6,005,000
===========================================================================
                                                                 14,880,963
===========================================================================


SPECIALTY CHEMICALS-2.88%


BCP Caylux Holdings Luxembourg S.C.A., Sr.
  Sub. Notes, 9.63%, 06/15/14 (Acquired
  06/03/04-06/28/04; Cost $3,292,100)(a)(c)      3,230,000        3,601,450
---------------------------------------------------------------------------
HMP Equity Holdings Corp., Sr. Disc. Global
  Notes, 16.69%, 05/15/08(a)(j)                  2,755,000        1,845,850
---------------------------------------------------------------------------
Huntsman Advanced Materials LLC, Sr. Sec.
  Second Lien Notes, 11.00%, 07/15/10
  (Acquired 06/23/03; Cost $2,295,000)(a)(c)     2,295,000        2,713,838
---------------------------------------------------------------------------
Huntsman LLC, Sr. Unsec. Gtd. Global Notes,
  11.63%, 10/15/10(a)                            1,783,000        2,086,110
---------------------------------------------------------------------------
Huntsman International LLC, Sr. Unsec. Gtd.
  Global Notes, 9.88%, 03/01/09(a)               5,625,000        6,159,375
---------------------------------------------------------------------------
Nalco Co., Sr. Unsec. Sub. Global Notes,
  8.88%, 11/15/13(a)                             5,345,000        5,879,500
---------------------------------------------------------------------------
OM Group, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 12/15/11(a)                      6,975,000        7,428,375
---------------------------------------------------------------------------
Rhodia S.A. (France), Sr. Unsec. Global
  Notes, 7.63%, 06/01/10(a)                      1,860,000        1,906,500
---------------------------------------------------------------------------
Westlake Chemical Corp., Sr. Unsec. Gtd.
  Global Notes, 8.75%, 07/15/11(a)               3,630,000        4,065,600
===========================================================================
                                                                 35,686,598
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


SPECIALTY STORES-1.77%


Boise Cascade LLC,
  Sr. Floating Rate Notes, 5.54%, 10/15/12
  (Acquired 10/15/04; Cost $920,000)(a)(c)(e)  $   920,000   $      945,300
---------------------------------------------------------------------------
  Sr. Sub. Notes, 7.13%, 10/15/14 (Acquired
  10/15/04; Cost $5,050,000)(a)(c)               5,050,000        5,302,500
---------------------------------------------------------------------------
Couche-Tard U.S. L.P./Couche-Tard Finance
  Corp., Sr. Sub. Global Notes, 7.50%,
  12/15/13(a)                                    2,300,000        2,438,000
---------------------------------------------------------------------------
Nebraska Book Co., Inc., Sr. Unsec. Sub.
  Global Notes, 8.63%, 03/15/12(a)               4,600,000        4,692,000
---------------------------------------------------------------------------
Pantry, Inc. (The), Sr. Sub. Global Notes,
  7.75%, 02/15/14(a)                             5,550,000        5,855,250
---------------------------------------------------------------------------
Pep Boys (The)-Manny, Moe & Jack, Sr. Sub.
  Notes, 7.50%, 12/15/14(a)                      2,750,000        2,798,125
===========================================================================
                                                                 22,031,175
===========================================================================



STEEL-0.62%


IPSCO, Inc. (Canada), Sr. Global Notes,
  8.75%, 06/01/13(a)                             5,935,000        6,751,063
---------------------------------------------------------------------------
Ryerson Tull, Inc., Sr. Notes, 8.25%,
  12/15/11 (Acquired 12/08/04; Cost
  $920,000)(a)(c)                                  920,000          913,100
===========================================================================
                                                                  7,664,163
===========================================================================



TEXTILES-0.41%

INVISTA, Sr. Notes, 9.25%, 05/01/12 (Acquired
  04/23/04; Cost $4,630,000)(a)(c)               4,630,000        5,121,938
===========================================================================



TRADING COMPANIES & DISTRIBUTORS-0.43%


United Rentals North America Inc., Sr. Unsec.
  Gtd. Global Notes, 6.50%, 02/15/12(a)          5,465,000        5,396,688
===========================================================================



TRUCKING-0.47%


Laidlaw International Inc., Sr. Unsec. Gtd.
  Global Notes, 10.75%, 06/15/11(a)              5,045,000        5,826,975
===========================================================================



WIRELESS TELECOMMUNICATION SERVICES-6.49%


AirGate PCS, Inc.,
  Sr. Sec. Floating Rate Notes, 6.41%,
  10/15/11 (Acquired 10/07/04; Cost
  $1,395,000)(a)(c)(e)                           1,395,000        1,443,825
---------------------------------------------------------------------------
  Sr. Sec. Sub. Notes, 9.38%, 09/01/09(a)        5,319,900        5,718,893
---------------------------------------------------------------------------
Alamosa (Delaware), Inc., Sr. Unsec. Gtd.
  Disc. Notes, 12.00%, 07/31/09(a)(b)            5,213,000        5,643,073
---------------------------------------------------------------------------
American Tower Corp., Sr. Unsec. Notes,
  7.13%, 10/15/12 (Acquired 09/28/04; Cost
  $4,585,000)(a)(c)                              4,585,000        4,630,850
---------------------------------------------------------------------------
Centennial Cellular Operating Co./Centennial
  Communications Corp., Sr. Unsec. Gtd.
  Global Notes, 10.13%, 06/15/13(a)              6,500,000        7,410,000
---------------------------------------------------------------------------
Crown Castle International Corp., Sr. Global
  Notes, 9.38%, 08/01/11(a)                      4,500,000        5,028,750
---------------------------------------------------------------------------
Dobson Communications Corp., Sr. Global
  Notes, 8.88%, 10/01/13(a)                      4,675,000        3,482,875
---------------------------------------------------------------------------
Innova S. de R.L. (Mexico), Unsec. Global
  Notes, 9.38%, 09/19/13(a)                      9,205,000       10,493,700
---------------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Global Notes, 11.50%,
  05/01/12(a)                                    3,805,000        4,347,213
---------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Unsec.
  Notes, 5.95%, 03/15/14(a)                      4,600,000        4,795,500
---------------------------------------------------------------------------


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

Nextel Partners, Inc., Sr. Global Notes,
  8.13%, 07/01/11(a)                           $ 3,710,000   $    4,118,100
---------------------------------------------------------------------------
Rogers Wireless Communications Inc. (Canada),
  Sec. Global Notes, 7.25%, 12/15/12(a)          2,295,000        2,458,519
---------------------------------------------------------------------------
Rural Cellular Corp., Sr. Unsec. Global
  Notes, 9.88%, 02/01/10(a)                      3,690,000        3,957,525
---------------------------------------------------------------------------
SBA Communications Corp., Sr. Notes, 8.50%,
  12/01/12 (Acquired 12/01/04; Cost
  $1,860,000)(a)(c)                              1,860,000        1,934,400
---------------------------------------------------------------------------
SBA Telecommunications/SBA Communications
  Corp., Sr. Unsec. Disc. Global Notes,
  9.75%, 12/15/11(a)(b)                          7,955,000        6,861,188
---------------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Notes, 9.88%,
  03/01/11 (Acquired 09/29/04; Cost
  $947,025)(a)(c)                                  915,000        1,015,650
---------------------------------------------------------------------------
US Unwired Inc.
  Series B, Sr. Sec. First Priority Floating
  Rate Global Notes, 6.74%, 06/15/10(a)(e)       2,765,000        2,875,600
---------------------------------------------------------------------------
  Series B, Sr. Sec. Second Priority Notes,
  10.00%, 06/15/12(a)                              920,000        1,035,000
---------------------------------------------------------------------------
Western Wireless Corp., Sr. Unsec. Global
  Notes, 9.25%, 07/15/13(a)                      2,790,000        3,264,300
===========================================================================
                                                                 80,514,961
===========================================================================
    Total Bonds & Notes (Cost $1,068,431,612)                 1,109,809,379
===========================================================================


                                                 SHARES


STOCKS & OTHER EQUITY INTERESTS-4.57%


ALTERNATIVE CARRIERS-0.00%


KMC Telecom Holdings, Inc.-Wts., expiring
  01/31/08(a)(k)                                        35                0
---------------------------------------------------------------------------
Netco Government Services Inc.-Wts., expiring
  03/01/05(a)(k)                                    17,100              171
===========================================================================
                                                                        171
===========================================================================


BROADCASTING & CABLE TV-0.03%


Knology, Inc.(l)                                    60,922          140,121
---------------------------------------------------------------------------
XM Satellite Radio Inc.-Wts., expiring
  03/15/10(a)(k)                                     3,470          263,720
===========================================================================
                                                                    403,841
===========================================================================


COMMUNICATIONS EQUIPMENT-0.00%


Loral Space & Communications, Ltd.-Wts.,
  expiring 12/26/06(k)                              74,000              740
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------


CONSTRUCTION MATERIALS-0.00%


Dayton Superior-Wts., expiring 06/15/09
  (Acquired 08/07/00-01/30/01; Cost
  $10,000)(a)(c)(d)(k)                              10,780   $        1,455
===========================================================================



GENERAL MERCHANDISE STORES-0.01%


Travelcenters of America Inc.
  Wts., expiring 05/01/09 (Acquired 01/29/01;
  Cost $0)(a)(c)(d)(k)                              14,700           77,175
---------------------------------------------------------------------------
  Wts., expiring 05/01/09(a)(k)                      4,900           25,725
===========================================================================
                                                                    102,900
===========================================================================



HOME FURNISHINGS-0.00%


O'Sullivan Industries, Inc.
  Series B, Pfd.-Wts., expiring 11/15/09
  (Acquired 06/13/00; Cost $0)(c)(d)(k)             21,155                0
---------------------------------------------------------------------------
  Wts., expiring 11/15/09 (Acquired 06/13/00;
  Cost $0)(c)(d)(k)                                 21,155                0
===========================================================================
                                                                          0
===========================================================================



INTEGRATED TELECOMMUNICATION SERVICES-2.33%


McLeodUSA Inc.-Wts., expiring 04/16/07(f)(k)       117,164           16,403
---------------------------------------------------------------------------
NTELOS Inc.
  (Acquired 04/10/03-09/10/03; Cost
  $10,387,500)(c)(d)(f)                            497,111       14,913,330
---------------------------------------------------------------------------
  Wts., expiring 08/15/10 (Acquired 07/21/00-
  11/15/00; Cost $214,160)(c)(d)(f)                 33,035                0
---------------------------------------------------------------------------
Telewest Global, Inc.(l)                           831,944       14,018,256
===========================================================================
                                                                 28,947,989
===========================================================================



MULTI-UTILITIES & UNREGULATED POWER-0.69%


AES Trust VII-$3.00 Conv. Pfd                      172,950        8,517,788
===========================================================================



PUBLISHING-0.24%


PRIMEDIA Inc.-Series D, 10.00% Pfd.(a)              29,900        3,004,950
===========================================================================



WIRELESS TELECOMMUNICATION SERVICES-1.27%


Alamosa Holdings, Inc.-Series B,
  Conv. Pfd. $18.75(a)                               6,433        6,223,213
---------------------------------------------------------------------------
American Tower Corp.-Wts., expiring 08/01/08
  (Acquired 01/22/03-04/29/03; Cost
  $414,167)(a)(c)(d)(k)                              7,220        1,840,754
---------------------------------------------------------------------------
Horizon PCS, Inc.
  Class A(l)                                        84,287        2,069,246
---------------------------------------------------------------------------
  Wts., expiring 10/01/10 (Acquired 05/02/01;
  Cost $0)(c)(d)(f)                                 29,480              295
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                                 MARKET
                                                 SHARES          VALUE
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

iPCS, Inc.(l)                                      180,526   $    5,596,306
---------------------------------------------------------------------------
  Wts., expiring 07/15/10 (Acquired 01/29/10;
  Cost $0)(c)(d)(f)                                  6,880               69
---------------------------------------------------------------------------
Iwo Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01; Cost $0)(c)(d)(f)             14,340              143
---------------------------------------------------------------------------
UbiquiTel Operating Co.-Wts., expiring
  04/15/10 (Acquired 08/10/00; Cost
  $0)(a)(c)(d)                                      27,680              277
===========================================================================
                                                                 15,730,303
===========================================================================
    Total Stocks & Other Equity Interests
      (Cost $46,166,816)                                         56,710,137
===========================================================================


                                                PRINCIPAL
                                                 AMOUNT


BUNDLED SECURITIES-0.41%


Targeted Return Index Securities Trust-Series
  HY 2004-I, Sec. Bonds, 8.21%, 08/01/15
  (Acquired 01/25/05; Cost $5,136,919)(a)(c)   $ 4,767,442        5,152,027
===========================================================================


                                                 SHARES
MONEY MARKET FUNDS-4.32%


Liquid Assets Portfolio-Institutional
  Class(m)                                      26,781,613       26,781,613
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(m)     26,781,613       26,781,613
===========================================================================
    Total Money Market Funds (Cost
      $53,563,226)                                               53,563,226
===========================================================================
TOTAL INVESTMENTS-98.71% (Cost
  $1,173,298,573)                                             1,225,234,769
===========================================================================
OTHER ASSETS LESS LIABILITIES-1.29%                              15,999,469
===========================================================================
NET ASSETS-100.00%                                           $1,241,234,238
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

Conv.    - Convertible
Ctfs.    - Certificates
Deb.     - Debentures
Disc.    - Discounted
Gtd.     - Guaranteed
Pfd.     - Preferred
Sec.     - Secured
Sr.      - Senior
Sub.     - Subordinated
Unsec.   - Unsecured
Unsub.   - Unsubordinated
Wts.     - Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at January 31, 2005 was $1,126,136,701, which represented 91.91% of the Fund's Total Investments. See Note 1A.
(b) Discounted note at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at January 31, 2005 was $218,081,201, which represented 17.57% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at January 31, 2005 was $35,702,762, which represented 2.88% of the Fund's Net Assets.
(e) Interest rate is redetermined quarterly. Rate shown is the rate in effect on January 31, 2005.
(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at January 31, 2005 was $15,192,385, which represented 1.24% of the Fund's Total Investments. See Note 1A.
(g) Defaulted security. Adelphia Communications Corp. and Key Plastics Holdings, Inc. have filed for protection under Chapter 11 of the U.S. Bankruptcy Code. Pegasus Communications Corp. and Mirant Americas Generation, LLC are in default with respect to interest payments. The aggregate market value of these securities at January 31, 2005 was $32,923,583, which represented 2.69% of the Fund's Total Investments.
(h) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on January 31, 2005.
(i) Interest rate is redetermined monthly. Rate shown is the rate in effect on January 31, 2005.
(j) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(k) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(l) Non-income producing security.
(m) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,119,735,347)                            $ 1,171,671,543
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $53,563,226)                        53,563,226
============================================================
    Total investments (cost $1,173,298,573)    1,225,234,769
============================================================
Cash                                               3,737,911
------------------------------------------------------------
Receivables for:
  Investments sold                                 5,118,860
------------------------------------------------------------
  Fund shares sold                                   902,336
------------------------------------------------------------
  Dividends and interest                          21,148,435
------------------------------------------------------------
  Investments matured (Note 9)                        36,840
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  182,770
------------------------------------------------------------
Other assets                                          77,927
============================================================
    Total assets                               1,256,439,848
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            8,338,104
------------------------------------------------------------
  Fund shares reacquired                           3,823,602
------------------------------------------------------------
  Dividends                                        1,850,404
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 311,605
------------------------------------------------------------
Accrued distribution fees                            505,586
------------------------------------------------------------
Accrued trustees' fees                                 2,808
------------------------------------------------------------
Accrued transfer agent fees                          225,206
------------------------------------------------------------
Accrued operating expenses                           148,295
============================================================
    Total liabilities                             15,205,610
============================================================
Net assets applicable to shares outstanding  $ 1,241,234,238
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 3,218,942,339
------------------------------------------------------------
Undistributed net investment income               (2,505,350)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                  (2,027,138,948)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                      51,936,197
============================================================
                                             $ 1,241,234,238
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $   560,987,955
____________________________________________________________
============================================================
Class B                                      $   367,838,880
____________________________________________________________
============================================================
Class C                                      $    71,892,855
____________________________________________________________
============================================================
Investor Class                               $   219,166,842
____________________________________________________________
============================================================
Institutional Class                          $    21,347,706
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          124,072,351
____________________________________________________________
============================================================
Class B                                           81,098,909
____________________________________________________________
============================================================
Class C                                           15,913,103
____________________________________________________________
============================================================
Investor Class                                    48,426,215
____________________________________________________________
============================================================
Institutional Class                                4,724,617
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          4.52
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $4.52 divided by
      95.25%)                                $          4.75
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $          4.54
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $          4.52
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                    $          4.53
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $          4.52
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $46,953,676
-------------------------------------------------------------------------
Dividends                                                         515,097
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      625,566
=========================================================================
    Total investment income                                    48,094,339
=========================================================================

EXPENSES:

Advisory fees                                                   3,354,313
-------------------------------------------------------------------------
Administrative services fees                                      168,418
-------------------------------------------------------------------------
Custodian fees                                                     62,922
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         715,834
-------------------------------------------------------------------------
  Class B                                                       2,002,315
-------------------------------------------------------------------------
  Class C                                                         381,980
-------------------------------------------------------------------------
  Investor Class                                                  244,974
-------------------------------------------------------------------------
Transfer agent fees:
  Class A, B, C and Investor                                    1,276,565
-------------------------------------------------------------------------
  Institutional Class                                               3,923
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             34,167
-------------------------------------------------------------------------
Other                                                             354,348
=========================================================================
    Total expenses                                              8,599,759
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (115,215)
=========================================================================
    Net expenses                                                8,484,544
=========================================================================
Net investment income                                          39,609,795
=========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
  FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                                        24,550,124
-------------------------------------------------------------------------
  Foreign currencies                                                2,961
=========================================================================
                                                               24,553,085
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                   35,683,757
=========================================================================
Net gain from investment securities and foreign currencies     60,236,842
=========================================================================
Net increase in net assets resulting from operations          $99,846,637
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2005 and the year ended July 31, 2004 (Unaudited)

                                                               JANUARY 31,         JULY 31,
                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   39,609,795    $  100,932,051
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                    24,553,085        47,647,309
----------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                                --           837,926
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                    35,683,757        25,070,033
==============================================================================================
    Net increase in net assets resulting from operations          99,846,637       174,487,319
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (18,254,761)      (48,472,912)
----------------------------------------------------------------------------------------------
  Class B                                                        (11,360,242)      (36,610,283)
----------------------------------------------------------------------------------------------
  Class C                                                         (2,171,267)       (6,311,046)
----------------------------------------------------------------------------------------------
  Investor Class                                                  (7,255,502)      (15,359,857)
----------------------------------------------------------------------------------------------
  Institutional Class                                               (402,042)          (47,509)
==============================================================================================
    Decrease in net assets resulting from distributions          (39,443,814)     (106,801,607)
==============================================================================================
Share transactions-net:
  Class A                                                        (20,734,587)      (25,301,882)
----------------------------------------------------------------------------------------------
  Class B                                                        (62,236,302)     (146,494,803)
----------------------------------------------------------------------------------------------
  Class C                                                         (7,658,129)         (249,978)
----------------------------------------------------------------------------------------------
  Investor Class                                                 (17,517,252)      223,068,292
----------------------------------------------------------------------------------------------
  Institutional Class                                             15,568,217         5,284,210
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (92,578,053)       56,305,839
==============================================================================================
    Net increase (decrease) in net assets                        (32,175,230)      123,991,551
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,273,409,468     1,149,417,917
==============================================================================================
  End of period (including undistributed net investment
    income of $(2,505,350) and $(2,671,331), respectively)    $1,241,234,238    $1,273,409,468
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds), are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. REDEMPTION FEES -- The Fund has instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% on the first $200 million of the Fund's average daily net assets, plus 0.55% on the next $300 million of the Fund's average daily net assets, plus 0.50% on the next $500 million of the Fund's average daily net assets, plus 0.45% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the six months ended January 31, 2005, AIM waived fees of $7,055.

    For the six months ended January 31, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $63,114 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2005, AIM was paid $168,418.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the six months ended January 31, 2005, the Fund paid AISI $1,276,565 for Class A, Class B, Class C and Investor Class share classes and $3,923 for Institutional Class shares.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the six months ended January 31, 2005, the Class A, Class B, Class C and Investor Class shares paid $715,834, $2,002,315, $381,980 and $244,974, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2005, AIM Distributors advised the Fund that it retained $43,070 in front-end sales commissions from the sale of Class A shares and $434, $31,204 and $7,728 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               07/31/04          AT COST          FROM SALES       (DEPRECIATION)      01/31/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $13,631,880      $130,753,517      $(117,603,784)        $   --         $26,781,613     $311,001       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            13,631,880       130,753,517       (117,603,784)            --          26,781,613      314,565           --
==================================================================================================================================
  Total           $27,263,760      $261,507,034      $(235,207,568)        $   --         $53,563,226     $625,566       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended January 31, 2005, the Fund engaged in purchases and sales of securities of $2,257,497 and $0, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2005, the Fund received credits from these arrangements which resulted in the reduction of the Fund's total expenses of $45,046.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2005, the Fund paid legal fees of $4,798 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of July 31, 2004 to utilizing $1,943,300,145 of capital loss carryforward in the fiscal year ended July 31, 2005.

    The Fund has a capital loss carryforward as of July 31, 2004 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
July 31, 2006                                                   $  117,576,336
------------------------------------------------------------------------------
July 31, 2007                                                      330,885,143
------------------------------------------------------------------------------
July 31, 2008                                                      317,959,747
------------------------------------------------------------------------------
July 31, 2009                                                      187,591,628
------------------------------------------------------------------------------
July 31, 2010                                                      488,676,295
------------------------------------------------------------------------------
July 31, 2011                                                      510,629,455
------------------------------------------------------------------------------
July 31, 2012                                                       81,594,905
==============================================================================
Total capital loss carryforward                                 $2,034,913,509
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO High Yield Fund into the Fund, are realized on securities held in each fund at such day, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2005 was $378,298,384 and $494,668,191, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp., which is in default with respect to the principal payments on $600,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which were due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 86,070,380
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (38,359,940)
==============================================================================
Net unrealized appreciation of investment securities             $ 47,710,440
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,177,524,329.

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(A)
--------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JANUARY 31, 2005                  JULY 31, 2004
                                                              ---------------------------    -----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      11,845,228    $ 52,578,712      87,902,041    $ 369,269,080
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       4,023,019      17,864,116      18,127,441       77,847,288
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,074,204       9,153,861      12,117,732       52,362,546
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                             2,793,203      12,442,951       5,359,665       23,456,707
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                        3,427,535      15,275,388       1,221,889        5,241,327
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       2,592,073      11,544,454       7,028,356       30,449,463
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,280,856       5,718,339       4,377,543       19,024,636
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         313,723       1,395,718         973,966        4,228,476
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                             1,371,939       6,115,554       2,967,064       12,998,054
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                           89,817         402,042          11,040           47,509
==========================================================================================================================
Issued in connection with acquisitions:(d)
  Class A                                                              --              --       3,472,810       14,863,500
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --              --         625,758        2,692,622
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --              --       3,933,894       16,848,468
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                       --              --      67,146,021      287,723,965
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       2,261,493      10,124,128      13,318,518       57,901,548
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,253,374)    (10,124,128)    (13,278,261)     (57,901,548)
==========================================================================================================================
Reacquired:(e)
  Class A                                                     (21,289,046)    (94,981,881)   (116,337,900)    (497,785,473)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (16,947,769)    (75,694,629)    (43,628,313)    (188,157,801)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (4,096,855)    (18,207,708)    (16,972,525)     (73,689,468)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            (8,088,018)    (36,075,757)    (23,123,659)    (101,110,434)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                          (24,563)       (109,213)         (1,101)          (4,626)
==========================================================================================================================
                                                              (20,626,535)   $(92,578,053)     15,241,979    $  56,305,839
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund. The Fund's principal underwriter may have an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)  Investor Class shares commenced sales on September 30, 2003.
(c)  Institutional Class shares commenced sales on April 30, 2004.
(d) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO High Yield Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO High Yield Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 75,178,483 shares of the Fund for 83,934,532 shares of INVESCO High Yield Fund outstanding as of the close of business October 31, 2003. INVESCO High Yield Fund net assets at that date of $322,128,555, including $25,898,307 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $1,216,112,386.
(e) Amount is net of redemption fees of $5,2898, $3,622, $693, $2,074 and $141 for Class A, Class B, Class C, Investor Class and Institutional Class shares, respectively, for the six months ended January 31, 2005 and $15,259, $11,302, $2,089, $6,213 and $146 for Class A, Class B,
     Class C, Investor Class and Institutional Class shares, respectively, for the year ended July 31, 2004.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                       ------------------------------------------------------------------------------------------
                                       SIX MONTHS                                                                    SEVEN MONTHS
                                          ENDED                              YEAR ENDED JULY 31,                        ENDED
                                       JANUARY 31,          -----------------------------------------------------      JULY 31,
                                          2005                2004           2003           2002           2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $   4.31            $   4.10       $   3.70       $   4.92       $   7.00     $     8.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                     0.14                0.33(a)        0.37(a)        0.49(b)        0.68           0.47
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          0.21                0.23           0.40          (1.19)         (2.03)         (1.03)
=================================================================================================================================
  Net increase from payments by
    affiliates                                --                  --             --             --             --             --
=================================================================================================================================
    Total from investment operations        0.35                0.56           0.77          (0.70)         (1.35)         (0.56)
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                 (0.14)              (0.35)         (0.37)         (0.52)         (0.69)         (0.49)
---------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                          --                  --             --             --          (0.03)         (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                         --                  --             --             --          (0.01)            --
=================================================================================================================================
    Total distributions                    (0.14)              (0.35)         (0.37)         (0.52)         (0.73)         (0.51)
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                       0.00                0.00             --             --             --             --
=================================================================================================================================
Net asset value, end of period          $   4.52            $   4.31       $   4.10       $   3.70       $   4.92     $     7.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                             8.28%              13.92%         22.10%        (15.36)%       (19.98)%        (7.12)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $560,988            $555,042       $547,092       $417,974       $683,845     $1,056,453
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                    1.06%(d)(e)         1.05%(e)       1.16%          1.07%          0.99%          0.93%(f)
=================================================================================================================================
Ratio of net investment income to
  average net assets                        6.41%(d)            7.68%          9.64%         11.15%         11.98%         10.79%(f)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                    32%                 89%           101%            59%            55%            23%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 31, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 11.22%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $567,998,602.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.07% (annualized) and 1.06% for periods ending January 31, 2005 and July 31, 2004, respectively.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                                CLASS B
                                       ------------------------------------------------------------------------------------------
                                       SIX MONTHS                                                                    SEVEN MONTHS
                                          ENDED                              YEAR ENDED JULY 31,                        ENDED
                                       JANUARY 31,          -----------------------------------------------------      JULY 31,
                                          2005                2004           2003           2002           2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $   4.33            $   4.12       $   3.71       $   4.93       $   7.01     $     8.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                     0.13                0.30(a)        0.34(a)        0.45(b)        0.64           0.44
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          0.21                0.23           0.41          (1.18)         (2.03)         (1.03)
=================================================================================================================================
  Net increase from payments by
    affiliates                                --                  --             --             --             --             --
=================================================================================================================================
    Total from investment operations        0.34                0.53           0.75          (0.73)         (1.39)         (0.59)
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                 (0.13)              (0.32)         (0.34)         (0.49)         (0.65)         (0.45)
---------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                          --                  --             --             --          (0.03)         (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                         --                  --             --             --          (0.01)            --
=================================================================================================================================
    Total distributions                    (0.13)              (0.32)         (0.34)         (0.49)         (0.69)         (0.47)
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                       0.00                0.00             --             --             --             --
=================================================================================================================================
Net asset value, end of period          $   4.54            $   4.33       $   4.12       $   3.71       $   4.93     $     7.01
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                             7.86%              13.60%(d)      21.44%        (15.99)%       (20.60)%        (7.49)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $367,839            $411,088       $530,239       $469,408       $756,704     $1,206,737
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                    1.81%(e)(f)         1.80%(f)       1.91%          1.82%          1.75%          1.69%(g)
=================================================================================================================================
Ratio of net investment income to
  average net assets                        5.66%(e)            6.95%          8.89%         10.40%         11.22%         10.03%(g)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(h)                    32%                 89%           101%            59%            55%            23%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Total return is after reimbursement by the advisor for the economic loss on security rights that expired with value. Total return before reimbursement by the advisor was 12.80%.
(e) Ratios are annualized and based on average daily net assets of $397,198,331.
(f) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.82% (annualized) and 1.81% for periods ending January 31, 2005 and July 31, 2004, respectively.
(g)  Annualized.
(h)  Not annualized for periods less than one year.

                                                                                  CLASS C
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS                                                                SEVEN MONTHS
                                              ENDED                            YEAR ENDED JULY 31,                      ENDED
                                           JANUARY 31,          -------------------------------------------------      JULY 31,
                                              2005               2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  4.31            $  4.10       $  3.70       $  4.92       $  6.99      $   8.05
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.13               0.30(a)       0.34(a)       0.45(b)       0.65          0.44
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.21               0.23          0.40         (1.18)        (2.03)        (1.03)
=================================================================================================================================
  Net increase from payments by
    affiliates                                    --                 --            --            --            --            --
=================================================================================================================================
    Total from investment operations            0.34               0.53          0.74         (0.73)        (1.38)        (0.59)
=================================================================================================================================
Less distributions:
  Dividends from net investment income         (0.13)             (0.32)        (0.34)        (0.49)        (0.65)        (0.45)
---------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                              --                 --            --            --         (0.03)        (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                             --                 --            --            --         (0.01)           --
=================================================================================================================================
    Total distributions                        (0.13)             (0.32)        (0.34)        (0.49)        (0.69)        (0.47)
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                           0.00               0.00            --            --            --            --
=================================================================================================================================
Net asset value, end of period               $  4.52            $  4.31       $  4.10       $  3.70       $  4.92      $   6.99
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                 7.89%             13.12%        21.22%       (16.02)%      (20.52)%       (7.51)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $71,893            $75,971       $72,086       $50,060       $81,871      $110,297
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets         1.81%(d)(e)        1.80%(e)      1.91%         1.82%         1.75%         1.69%(f)
=================================================================================================================================
Ratio of net investment income to average
  net assets                                    5.66%(d)           6.93%         8.89%        10.40%        11.22%        10.03%(f)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                        32%                89%          101%           59%           55%           23%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $75,773,248.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.82% (annualized) and 1.81% for periods ending January 31, 2005 and July 31, 2004, respectively.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                         INVESTOR CLASS
                                                              ------------------------------------
                                                                                SEPTEMBER 30, 2003
                                                              SIX MONTHS           (DATE SALES
                                                                 ENDED            COMMENCED) TO
                                                              JANUARY 31,            JULY 31,
                                                                 2005                  2004
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   4.32              $   4.20
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.14                  0.28(a)
--------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.21                  0.13
==================================================================================================
  Net increase from payments by affiliates                           --                    --
==================================================================================================
    Total from investment operations                               0.35                  0.41
==================================================================================================
Less distributions from net investment income                     (0.14)                (0.29)
==================================================================================================
Redemption fees added to shares of beneficial interest             0.00                  0.00
==================================================================================================
Net asset value, end of period                                 $   4.53              $   4.32
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                    8.27%                 9.93%(c)
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $219,167              $225,998
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.02%(d)              0.96%(e)
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.03%(d)              1.03%(e)
==================================================================================================
Ratio of net investment income to average net assets               6.45%(d)              7.77%(e)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(f)                                           32%                   89%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Total return is after reimbursement by the advisor for the economic loss on security rights that expired with value. Total return before reimbursement by the advisor was 9.67%.
(d) Ratios are annualized and based on average daily net assets of $225,192,754.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                       INSTITUTIONAL CLASS
                                                              -------------------------------------
                                                                                     APRIL 30, 2004
                                                                                      (DATE SALES
                                                               SIX MONTHS              COMMENCED)
                                                                  ENDED                    TO
                                                               JANUARY 31,              JULY 31,
                                                                  2005                    2004
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  4.31                 $ 4.39
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.15                   0.09(a)
---------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     0.21                  (0.08)
===================================================================================================
  Net increase from payments by affiliates                            --                     --
===================================================================================================
    Total from investment operations                                0.36                   0.01
===================================================================================================
Less distributions from net investment income                      (0.15)                 (0.09)
===================================================================================================
Redemption fees added to shares of beneficial interest              0.00                   0.00
===================================================================================================
Net asset value, end of period                                   $  4.52                 $ 4.31
___________________________________________________________________________________________________
===================================================================================================
Total return(b)                                                     8.46%                  0.16%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $21,348                 $5,309
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets                             0.67%(c)(d)            0.67%(e)
===================================================================================================
Ratio of net investment income to average net assets                6.80%(c)               8.06%(e)
___________________________________________________________________________________________________
===================================================================================================
Portfolio turnover rate(f)                                            32%                    89%
___________________________________________________________________________________________________
===================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $507,624,606.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.68% (annualized).
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

    On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

    Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM

Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

    Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

    The SEC has also settled market timing enforcement actions against Raymond
R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by
IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

Regulatory Inquiries and Pending Litigation

    The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

    As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the

Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

    Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

    A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

    As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2005
(Unaudited)


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-75.26%

ADVERTISING-0.17%

Interpublic Group of Cos., Inc. (The), Sr.
  Unsec. Notes, 7.88%, 10/15/05(a)             $1,227,000   $  1,260,632
========================================================================

AEROSPACE & DEFENSE-0.32%

Lockheed Martin Corp.-Series A, Medium Term
  Notes, 8.66%, 11/30/06(a)                     2,150,000      2,335,308
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.47%

Bank of New York Institutional Capital Trust-
  Series A, Bonds, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $3,715,292)(a)(b)              3,115,000      3,434,101
========================================================================

AUTO PARTS & EQUIPMENT-0.27%

Key Plastics Holdings, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%,
  03/15/07(c)(d)(e)                             1,325,000         13,202
------------------------------------------------------------------------
Lear Corp.-Series B, Sr. Unsec. Gtd Notes,
  7.96%, 05/15/05(a)                            1,921,000      1,952,620
========================================================================
                                                               1,965,822
========================================================================

AUTOMOBILE MANUFACTURERS-0.47%

General Motors Corp., Unsec. Global Notes,
  6.25%, 05/01/05(a)                            3,400,000      3,424,820
========================================================================

BROADCASTING & CABLE TV-4.44%

Adelphia Communications Corp., Sr. Unsec.
  Notes, 10.88%, 10/01/10(a)(c)                 3,600,000      3,132,000
------------------------------------------------------------------------
Cablevision Systems Corp.-New York Group, Sr.
  Floating Rate Notes,
  6.67%, 04/01/09 (Acquired 03/30/04; Cost
  $1,480,000)(a)(b)(f)                          1,480,000      1,605,800
------------------------------------------------------------------------
Charter Communications Operating, LLC/Charter
  Communications Operating Capital Corp., Sr.
  Second Lien Notes, 8.00%, 04/30/12
  (Acquired 05/11/04; Cost $1,771,000)(a)(b)    1,840,000      1,867,600
------------------------------------------------------------------------
Comcast Corp., Sr. Sub. Deb., 10.63%,
  07/15/12(a)                                   3,175,000      4,166,552
------------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Unsec.
  Deb., 9.50%, 08/01/13(a)                      3,800,000      4,102,974
------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes,
  6.88%, 06/15/05(a)                            1,115,000      1,130,041
------------------------------------------------------------------------
Cox Radio, Inc.,
  Sr. Unsec. Gtd. Notes, 6.38%, 05/15/05(a)     1,000,000      1,008,810
------------------------------------------------------------------------
  Sr. Unsec. Notes, 6.63%, 02/15/06(a)          1,425,000      1,463,147
------------------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec. Notes, 7.88%,
  12/15/07(a)                                   1,925,000      2,083,812
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

BROADCASTING & CABLE TV-(CONTINUED)

Rogers Cablesystems Ltd. (Canada)-Series B,
  Sr. Sec. Second Priority Yankee Notes,
  10.00%, 03/15/05(a)                          $5,610,000   $  5,694,150
------------------------------------------------------------------------
TCI Communications, Inc., Medium Term Notes,
  8.35%, 02/15/05(a)                              910,000        911,602
------------------------------------------------------------------------
Time Warner Cos., Inc., Sr. Unsec. Gtd. Deb.,
  7.57%, 02/01/24(a)                            4,320,000      5,165,856
========================================================================
                                                              32,332,344
========================================================================

BUILDING PRODUCTS-0.32%

Building Materials Corp. of America-Series B,
  Sr. Unsec. Notes, 7.75%, 07/15/05(a)          2,335,000      2,358,350
========================================================================

COMMODITY CHEMICALS-0.20%

Equistar Chemicals L.P./Equistar Funding
  Corp., Sr. Unsec. Gtd. Global Notes,
  10.13%, 09/01/08(a)                           1,255,000      1,436,975
========================================================================

CONSTRUCTION MATERIALS-0.21%

Rinker Materials Corp., Gtd. Notes, 6.88%,
  07/21/05(a)                                   1,490,000      1,515,047
========================================================================

CONSUMER FINANCE-7.90%

Associates Corp. of North America, Sr. Global
  Deb., 6.95%, 11/01/18(a)                      2,000,000      2,369,560
------------------------------------------------------------------------
Capital One Capital I, Sub. Floating Rate
  Bonds, 3.71%, 02/01/27 (Acquired
  09/15/04-09/16/04; Cost
  $2,339,002)(a)(b)(e)(g)                       2,300,000      2,307,153
------------------------------------------------------------------------
Capital One Financial Corp.,
  Sr. Unsec. Notes,
    7.25%, 05/01/06(a)                          1,695,000      1,765,665
------------------------------------------------------------------------
    8.75%, 02/01/07(a)                          2,281,000      2,492,700
------------------------------------------------------------------------
  Unsec. Notes, 7.13%, 08/01/08(a)              1,850,000      2,015,020
------------------------------------------------------------------------
Ford Motor Credit Co.,
  Global Notes,
    7.00%, 10/01/13(a)                          3,650,000      3,852,648
------------------------------------------------------------------------
    7.60%, 08/01/05(a)                          4,200,000      4,282,446
------------------------------------------------------------------------
  Notes, 6.75%, 05/15/05(a)                     2,150,000      2,170,382
------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes, 2.90%,
    04/28/05(a)(g)                              2,000,000      2,000,420
------------------------------------------------------------------------
  Unsec. Global Notes,
    6.50%, 01/25/07(a)                          3,430,000      3,544,185
------------------------------------------------------------------------
    6.88%, 02/01/06(a)                          6,150,000      6,314,574
------------------------------------------------------------------------
    7.50%, 03/15/05(a)                          4,050,000      4,071,262
------------------------------------------------------------------------


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

General Motors Acceptance Corp.,
  Floating Rate Medium Term Notes,
  4.44%, 03/04/05(a)(g)                        $  400,000   $    400,416
------------------------------------------------------------------------
  Global Notes,
    4.50%, 07/15/06(a)                          6,345,000      6,328,440
------------------------------------------------------------------------
    6.13%, 09/15/06(a)                          3,500,000      3,558,639
------------------------------------------------------------------------
    6.75%, 12/01/14(a)                          3,650,000      3,583,095
------------------------------------------------------------------------
    7.50%, 07/15/05(a)                          1,150,000(h)    1,171,091
------------------------------------------------------------------------
  Medium Term Notes, 5.25%, 05/16/05(a)         5,235,000      5,265,258
========================================================================
                                                              57,492,954
========================================================================

DISTILLERS & VINTNERS-0.28%

Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.13%, 01/15/12(a)    1,900,000      2,071,000
========================================================================

DIVERSIFIED BANKS-9.76%

AB Spintab (Sweden), Bonds, 7.50%, (Acquired
  02/12/04-11/22/04; Cost
  $4,228,740)(a)(b)(i)                          3,790,000      4,005,693
------------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub.
  Yankee Notes, 7.35%(a)(i)                     3,229,000      3,416,379
------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $598,887)(a)(b)(e)     540,000        553,079
------------------------------------------------------------------------
Banco Nacional de Comercio Exterior S.N.C.
  (Mexico), Notes, 3.88%, 01/21/09 (Acquired
  02/25/04; Cost $2,341,325)(a)(b)(e)           2,380,000      2,289,536
------------------------------------------------------------------------
BankBoston Capital Trust IV, Gtd. Floating
  Rate Notes, 3.04%, 06/08/28(a)(g)             2,675,000      2,584,933
------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Bonds,
  8.55%, (Acquired 11/05/03; Cost
  $5,660,944)(a)(b)(i)                          4,600,000      5,573,912
------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%,
  06/01/27 (Acquired 05/22/03-11/22/04; Cost
  $6,116,283)(a)(b)(e)                          4,840,000      5,559,514
------------------------------------------------------------------------
Chohung Bank (South Korea), Unsec. Sub. Tier
  Notes II, 11.50%, 04/01/10 (Acquired
  07/01/04; Cost $4,897,574)(a)(b)(e)           4,600,000      4,660,306
------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
  Unsec. Global Notes, 6.88%, 03/15/12(a)       2,100,000      2,366,385
------------------------------------------------------------------------
Daiwa P.B. Ltd. (Cayman Islands)-Series E,
  Gtd. Sub. Floating Rate Medium Term Euro
  Notes, 3.09%(f)(i)                            6,000,000      5,940,000
------------------------------------------------------------------------
Danske Bank A/S (Denmark),
  First Tier Bonds, 5.91%, (Acquired
  06/07/04; Cost $2,100,000)(a)(b)(i)           2,100,000      2,241,078
------------------------------------------------------------------------
  Sub. Notes, 6.38%, 06/15/08 (Acquired
  08/30/02; Cost $912,441)(a)(b)                  850,000        860,863
------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes,
  8.23%, 02/01/27(a)                            3,790,000      4,235,135
------------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06(a)                           1,910,000      2,101,859
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

DIVERSIFIED BANKS-(CONTINUED)

HSBC Capital Funding L.P. (United Kingdom),
  Gtd. Bonds, 4.61% (Acquired 11/05/03; Cost
  $3,869,958)(a)(b)(i)                         $4,150,000   $  3,950,675
------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub Floating Rate Euro Notes,
  2.96%,(a)(f)(i)                               2,300,000      2,057,978
------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 2.13%, 08/29/87(a)(f)         2,700,000      2,222,602
------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)-Series B, Unsec. Sub. Floating
  Rate Euro Notes, 2.13%,(a)(f)(i)              3,270,000      2,901,216
------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
  8.25%, 11/01/24(a)                            3,620,000      4,819,125
------------------------------------------------------------------------
RBS Capital Trust I, Bonds 4.71%(a)(i)          4,160,000      4,092,650
------------------------------------------------------------------------
Woori Bank (South Korea), Unsec. Sub. Second
  Tier Notes, 11.75%, 03/01/10 (Acquired
  07/01/04; Cost $4,870,940)(a)(b)(e)           4,600,000      4,640,020
========================================================================
                                                              71,072,938
========================================================================

DIVERSIFIED CAPITAL MARKETS-0.71%

UBS Preferred Funding Trust I, Gtd. Global
  Bonds, 8.62%(a)(i)                            4,300,000      5,164,859
========================================================================

ELECTRIC UTILITIES-1.77%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05(a)         895,000        924,696
------------------------------------------------------------------------
Consolidated Edison Co. of New York-Series A,
  Unsec. Deb., 7.75%, 06/01/26(a)               3,050,000      3,285,002
------------------------------------------------------------------------
Dynegy Holdings Inc., Sr. Sec. Gtd. Second
  Priority Notes, 10.13%, 07/15/13 (Acquired
  08/01/03; Cost $1,473,372)(a)(b)              1,485,000      1,652,062
------------------------------------------------------------------------
Pacific Gas & Electric Co., First Mortgage
  Floating Rate Notes, 3.26%, 04/03/06(a)(g)      425,000        425,473
------------------------------------------------------------------------
Westar Energy, Inc., Sec. First Mortgage
  Global Bonds, 7.88%, 05/01/07(a)              2,125,000      2,301,184
------------------------------------------------------------------------
Yorkshire Power Finance (Cayman Islands)-
  Series B, Sr. Unsec. Gtd. Unsub. Global
  Notes, 6.50%, 02/25/08(a)                     4,075,000      4,282,214
========================================================================
                                                              12,870,631
========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.00%

IMC Global Inc.-Series B, Sr. Unsec. Gtd.
  Global Notes, 10.88%, 06/01/08(a)                10,000         11,725
========================================================================

FOOD RETAIL-0.34%

Couche-Tard U.S. L.P./Couche-Tard Finance
  Corp., Sr. Sub. Global Notes, 7.50%,
  12/15/13(a)                                     920,000        975,200
------------------------------------------------------------------------
Safeway Inc., Sr. Unsec. Notes, 2.50%,
  11/01/05(a)                                   1,515,000      1,505,289
========================================================================
                                                               2,480,489
========================================================================


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

GAS UTILITIES-0.99%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08(a)                     $4,550,000   $  4,844,976
------------------------------------------------------------------------
Columbia Energy Group-Series C, Notes, 6.80%,
  11/28/05(a)                                   1,285,000      1,319,952
------------------------------------------------------------------------
NiSource Capital Markets, Inc., Medium Term
  Notes, 7.68%, 04/15/05(a)                     1,000,000      1,008,790
========================================================================
                                                               7,173,718
========================================================================

GENERAL MERCHANDISE STORES-0.13%

Pantry, Inc. (The), Sr. Sub. Global Notes,
  7.75%, 02/15/14(a)                              920,000        970,600
========================================================================

HEALTH CARE FACILITIES-1.60%

HCA, Inc.,
  Notes, 7.00%, 07/01/07(a)                     4,755,000      4,995,080
------------------------------------------------------------------------
  Sr. Sub. Notes, 6.91%, 06/15/05(a)            6,585,000      6,667,839
========================================================================
                                                              11,662,919
========================================================================

HEALTH CARE SUPPLIES-0.10%

Fisher Scientific International Inc., Sr.
  Unsec. Sub. Global Notes, 8.13%,
  05/01/12(a)                                     630,000        699,300
========================================================================

HEALTH INSURANCES-0.50%

Stingray Pass Through Trust (Cayman Islands),
  5.90%, 01/12/15 (Acquired 01/07/05; Cost
  $3,600,000)(b)(e)                             3,600,000      3,632,040
========================================================================

HOMEBUILDING-2.84%

D.R. Horton, Inc.,
  Sr. Unsec. Gtd. Notes, 8.00%, 02/01/09(a)     2,725,000      3,062,219
------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%, 08/15/11(a)          5,000,000      5,762,500
------------------------------------------------------------------------
Lennar Corp.-Series B, Sr. Unsec. Gtd. Global
  Notes, 9.95%, 05/01/10(a)                     6,308,000      6,730,888
------------------------------------------------------------------------
Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%,
  10/24/05(a)                                   1,065,000      1,092,349
------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
  Notes, 9.75%, 09/01/10(a)                     1,890,000      2,046,435
------------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 9.13%, 05/01/12(a)              1,785,000      1,999,200
========================================================================
                                                              20,693,591
========================================================================

HOTELS, RESORTS & CRUISE LINES-0.28%

Intrawest Corp. (Canada), Sr. Unsec. Global
  Notes, 7.50%, 10/15/13(a)                     1,945,000      2,056,837
========================================================================

HOUSEWARES & SPECIALTIES-1.09%

American Greetings Corp., Unsec. Putable
  Deb., 6.10%, 08/01/08(a)                      7,375,000      7,915,587
========================================================================

INDUSTRIAL CONGLOMERATES-0.17%

URC Holdings Corp., Sr. Notes, 7.88%,
  06/30/06 (Acquired 10/08/03; Cost
  $1,307,772)(a)(b)(e)                          1,155,000      1,222,036
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------


INTEGRATED OIL & GAS-3.12%

Amerada Hess Corp., Unsec. Notes, 7.13%,
  03/15/33(a)                                  $6,630,000   $  7,609,583
------------------------------------------------------------------------
ConocoPhillips, Unsec. Deb., 7.13%,
  03/15/28(a)                                   4,185,000      4,521,056
------------------------------------------------------------------------
Husky Oil Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 7.13%, 11/15/06(a)   3,650,000      3,845,640
------------------------------------------------------------------------
  Yankee Bonds, 8.90%, 08/15/28(a)              6,000,000      6,765,000
========================================================================
                                                              22,741,279
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.94%

France Telecom S.A. (France), Sr. Unsec.
  multi-coupon Global Notes, 9.50%,
  03/01/31(a)                                   2,190,000      3,062,321
------------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06(a)                 955,000        984,433
------------------------------------------------------------------------
Qwest Communications International Inc., Sr.
  Notes, 7.50%, 02/15/11
  (Acquired 03/11/04-03/22/04;
  Cost $2,550,050)(a)(b)                        2,670,000      2,770,125
------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Global
  Notes, 7.13%, 01/30/06(a)                       465,000        481,266
------------------------------------------------------------------------
Sprint Corp., Deb., 9.25%, 04/15/22(a)          3,035,000      4,115,339
------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 8.00%,
  06/01/11(a)                                   1,905,000      2,263,388
------------------------------------------------------------------------
Verizon California Inc.-Series F, Unsec.
  Deb., 6.75%, 05/15/27(a)(j)                   3,110,000      3,379,264
------------------------------------------------------------------------
Verizon Communications Inc.,
  Unsec. Deb., 8.75%, 11/01/21(a)               4,410,000      5,807,485
------------------------------------------------------------------------
  Unsec. Gtd. Deb., 6.94%, 04/15/28(a)          1,659,000      1,894,130
------------------------------------------------------------------------
Verizon Florida Inc.-Series F, Sr. Unsec.
  Deb., 6.13%, 01/15/13(a)                      2,550,000      2,725,313
------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global
  Deb., 4.63%, 03/15/13(a)                      1,205,000      1,175,875
========================================================================
                                                              28,658,939
========================================================================

INVESTMENT BANKING & BROKERAGE-0.11%

Lehman Brothers Inc., Sr. Sub. Deb., 11.63%,
  05/15/05(a)                                     800,000        817,696
========================================================================

LIFE & HEALTH INSURANCE-1.72%

Americo Life Inc., Notes, 7.88%, 05/01/13
  (Acquired 04/25/03; Cost $1,314,253)(a)(b)    1,330,000      1,422,342
------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Bonds,
  7.25%, 12/18/23 (Acquired
  01/22/04-01/29/04; Cost
  $9,072,931)(a)(b)(j)                          7,715,000      9,394,478
------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06(a)                            1,575,000      1,690,196
========================================================================
                                                              12,507,016
========================================================================


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

METAL & GLASS CONTAINERS-0.53%

Crown European Holdings S.A. (France), Sr.
  Sec. Second Lien Global Notes, 9.50%,
  03/01/11(a)                                  $1,025,000   $  1,150,563
------------------------------------------------------------------------
Owens-Brockway Glass Container Inc., Sr.
  Unsec. Gtd. Global Notes, 8.25%,
  05/15/13(a)                                   2,465,000      2,711,500
========================================================================
                                                               3,862,063
========================================================================

MOVIES & ENTERTAINMENT-0.28%

Time Warner Entertainment Co. L.P., Sr.
  Unsec. Deb., 8.38%, 03/15/23(a)               1,600,000      2,049,504
========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.79%

AES Red Oak LLC-Series A, Sr. Sec. Bonds,
  8.54%, 11/30/19(a)                            2,129,463      2,400,969
------------------------------------------------------------------------
Calpine Generating Co., Sec. Floating Rate
  Global Notes, 8.14%, 04/01/10(a)(g)           1,845,000      1,798,875
------------------------------------------------------------------------
Dominion Resources, Inc.-Series B, Sr. Unsec.
  Unsub. Global Notes, 7.63%, 07/15/05(a)       1,500,000      1,531,245
========================================================================
                                                               5,731,089
========================================================================

MUNICIPALITIES-4.23%

Dallas (City of), Texas; Limited Tax Pension
  Taxable Series 2005 A GO
  4.61%, 02/15/14(a)                              700,000        703,500
------------------------------------------------------------------------
  5.20%, 02/15/35(a)                            1,375,000      1,385,313
------------------------------------------------------------------------
Indianapolis (City of), Indiana, Local Public
  Improvement Bond Bank; Taxable Series 2005
  A RB
  4.87%, 07/15/16(a)                            1,185,000      1,190,925
------------------------------------------------------------------------
  5.22%, 07/15/20(a)                            1,400,000      1,415,750
------------------------------------------------------------------------
  5.28%, 01/15/22(a)                              900,000        909,000
------------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project 3); Tax
  Allocation Series 2003 B, 6.10%,
  05/01/24(a)(j)                                7,800,000      8,082,750
------------------------------------------------------------------------
Louisiana (State of); Refunding Unlimited Tax
  Series 2005 A GO, 5.00%, 08/01/14(a)(j)       3,550,000      3,970,924
------------------------------------------------------------------------
Western Michigan State University;
  Taxable Series 2005 RB,
  4.41%, 11/15/14(a)(j)                         1,275,000      1,286,424
------------------------------------------------------------------------
  5.25%, 11/15/24(a)(j)                           900,000        916,344
------------------------------------------------------------------------
New Hampshire (State of); Unlimited Tax
  Series 2005 B GO 4.65%, 05/15/15(a)           1,450,000      1,460,875
------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (School Facilities Construction);
  Refunding Taxable Series 2005 K RB
  5.25%, 12/15/14(a)(j)                           650,000        732,050
------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
  Corp.; Rental Car Facility Taxable Series
  2004 RB,
  3.69%, 07/01/07(a)(j)                         2,500,000      2,493,650
------------------------------------------------------------------------
  4.21%, 07/01/08(a)(j)                         3,700,000      3,723,125
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

MUNICIPALITIES-(CONTINUED)

Sacramento (County of), California; Taxable
  Pension Funding CARS Series 2004 C-1 RB,
  0.27%, 07/10/30(a)(j)(k)                     $2,700,000   $  2,562,246
========================================================================
                                                              30,832,876
========================================================================

OFFICE ELECTRONICS-0.34%

Xerox Corp., Sr. Unsec. Notes, 7.63%,
  06/15/13(a)                                   2,300,000      2,489,750
========================================================================

OIL & GAS DRILLING-0.12%

R&B Falcon Corp.-Series B, Sr. Unsec. Notes,
  6.75%, 04/15/05(a)                              830,000        836,391
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.87%

Newfield Exploration Co., Sr. Unsec. Unsub.
  Notes, 7.63%, 03/01/11(a)                     3,935,000      4,426,875
------------------------------------------------------------------------
Pemex Project Funding Master Trust, Unsec.
  Gtd. Unsub. Global Notes, 7.38%,
  12/15/14(a)                                   3,215,000      3,599,193
------------------------------------------------------------------------
Petrozuata Finance, Inc., (Venezuela)-Series
  A, Gtd. Notes, 7.63%, 04/01/09 (Acquired
  10/13/04; Cost $3,563,214)(a)(b)(e)           3,361,523      3,495,983
------------------------------------------------------------------------
Pioneer Natural Resources Co., Sr. Unsec.
  Notes, 8.88%, 04/15/05(a)                     2,050,000      2,074,293
========================================================================
                                                              13,596,344
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-5.26%

ING Capital Funding Trust III, Gtd. Global
  Bonds, 8.44%(a)(i)                            3,200,000      3,817,728
------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Bonds,
  9.87% (Acquired 06/16/04; Cost
  $5,514,844)(a)(b)(i)                          4,875,000      5,649,540
------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands),
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09(a)                            2,660,000      3,021,760
------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 8.02%, 05/15/07(a)   4,541,667      4,784,101
------------------------------------------------------------------------
Pemex Project Funding Master Trust, Unsec.
  Gtd. Unsub. Global Notes, 8.63%,
  02/01/22(a)                                   5,450,000      6,472,965
------------------------------------------------------------------------
Premium Asset Trust-Series 2004-04, Sr.
  Notes, 4.13%, 03/12/09 (Acquired 03/04/04;
  Cost $5,321,432)(a)(b)(e)                     5,325,000      5,197,253
------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands), Sr. Notes, 9.25%, 03/15/30
  (Acquired 01/10/03-09/22/04; Cost
  $5,704,016)(a)(b)(e)                          4,921,111      5,994,110
------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
  Second Tier Euro Bonds, 8.75%(a)(i)           3,000,000      3,364,587
========================================================================
                                                              38,302,044
========================================================================


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE-2.98%

Executive Risk Capital Trust-Series B, Gtd.
  Bonds, 8.68%, 02/01/27(a)                    $1,400,000   $  1,586,620
------------------------------------------------------------------------
FGIC Corp., Sr. Unsec. Unsub. Notes, 6.00%,
  01/15/34 (Acquired 12/07/04; Cost
  $3,758,127)(a)(b)(e)                          3,700,000      3,939,908
------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
  Pfd. Notes, 8.50%, 04/15/12(a)                8,100,000      9,241,533
------------------------------------------------------------------------
Markel Capital Trust I-Series B, Gtd. Trust
  Pfd. Notes, 8.71%, 01/01/46(a)                2,000,000      2,221,740
------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub.
  Deb., 5.15%, 08/15/33 (Acquired
  01/21/04-03/23/04; Cost
  $4,809,547)(a)(b)(e)                          4,600,000      4,690,666
========================================================================
                                                              21,680,467
========================================================================

REAL ESTATE-1.28%

Health Care Property Investors, Inc., Sr.
  Unsec. Notes, 6.88%, 06/08/05(a)                900,000        913,302
------------------------------------------------------------------------
Host Marriott L.P.-Series I, Unsec. Gtd.
  Global Notes, 9.50%, 01/15/07(a)              3,740,000      4,067,250
------------------------------------------------------------------------
HRPT Properties Trust, Sr. Unsec. Notes,
  6.70%, 02/23/05(a)                              700,000        701,512
------------------------------------------------------------------------
Spieker Properties, Inc.,
  Medium Term Notes, 8.00%, 07/19/05(a)         1,000,000      1,021,280
------------------------------------------------------------------------
  Unsec. Unsub. Notes, 6.88%, 02/01/05(a)         550,000        549,956
------------------------------------------------------------------------
Ventas Realty L.P./Ventas Capital Corp., Sr.
  Unsec. Gtd. Global Notes, 8.75%,
  05/01/09(a)                                   1,825,000      2,030,313
========================================================================
                                                               9,283,613
========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.43%

Southern Investments UK PLC (United Kingdom),
  Sr. Unsec. Unsub. Yankee Notes, 6.80%,
  12/01/06(a)                                   3,000,000      3,139,710
========================================================================

REGIONAL BANKS-3.77%

Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes, 3.95%, 03/01/34(a)(g)    6,350,000      6,577,711
------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes,
  5.25%, 03/31/08(a)                              500,000        502,025
------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate
  Notes, 2.97%, 06/01/28(a)(g)                  1,160,000      1,102,974
------------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Sec. Sub. Floating Rate Euro
  Notes, 3.25%(a)(f)(i)                        17,250,000     17,149,019
------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%,
  06/15/14(a)                                   2,120,000      2,148,768
========================================================================
                                                              27,480,497
========================================================================

REINSURANCE-0.58%

GE Global Insurance Holding Corp.,
  Unsec. Notes, 7.00%, 02/15/26(a)              1,775,000      1,974,634
------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/30(a)              1,825,000      2,213,999
========================================================================
                                                               4,188,633
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------


RESTAURANTS-0.40%

McDonald's Corp., Unsec. Deb., 7.05%,
  11/15/25(a)                                  $2,765,000   $  2,923,075
========================================================================

SOVEREIGN DEBT-4.04%

Federative Republic of Brazil (Brazil)-Series
  EI-L, Floating Rate Bonds, 3.06%,
  04/15/06(a)(f)                                4,033,000      4,018,385
------------------------------------------------------------------------
Russian Federation (Russia),
  Unsec. Unsub. Bonds,
    5.00%, 03/31/30 (Acquired 05/18/04; Cost
    $4,246,447)(a)(b)                           4,715,000      4,963,952
------------------------------------------------------------------------
    8.75%, 07/24/05 (Acquired 09/10/04;
    Cost $629,700)(a)(b)                          600,000        614,700
------------------------------------------------------------------------
  REGS, Unsec. Unsub. Euro Bonds
    10.00%, 06/26/07 (Acquired 05/14/04;
    Cost $4,428,938)(a)(b)                      3,950,000      4,448,490
------------------------------------------------------------------------
    8.75%, 07/24/05 (Acquired 05/14/04; Cost
    $6,592,560)(a)(b)                           6,240,000      6,402,864
------------------------------------------------------------------------
United Mexican States (Mexico)-Series A,
  Medium Term Global Notes,
  6.63%, 03/03/15(a)                            1,355,000      1,472,343
------------------------------------------------------------------------
  7.50%, 04/08/33(a)                            6,690,000      7,510,529
========================================================================
                                                              29,431,263
========================================================================

SPECIALTY CHEMICALS-0.00%

Millennium America Inc., Sr. Unsec. Gtd.
  Global Notes, 9.25%, 06/15/08(a)                 10,000         11,175
========================================================================

THRIFTS & MORTGAGE FINANCE-0.52%

Greenpoint Capital Trust I, Gtd. Sub. Trust
  Pfd. Notes, 9.10%, 06/01/27(a)                3,305,000      3,807,757
========================================================================

TOBACCO-1.20%

Altria Group, Inc.,
  Sr. Unsec. Notes, 7.00%, 11/04/13(a)          3,565,000      3,897,757
------------------------------------------------------------------------
  Unsec. Global Notes, 7.00%, 07/15/05(a)       3,600,000      3,662,136
------------------------------------------------------------------------
  Unsec. Notes, 6.38%, 02/01/06(a)              1,165,000      1,191,352
========================================================================
                                                               8,751,245
========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.51%

Western Power Distribution Holdings Ltd.,
  Unsec. Unsub. Notes, 7.38%, 12/15/28
  (Acquired 01/25/05; Cost
  $3,641,235)(a)(b)(e)                          3,250,000      3,692,260
========================================================================

TRUCKING-1.33%

Hertz Corp. (The), Sr. Global Notes, 8.25%,
  06/01/05(a)                                   2,200,000      2,235,046
------------------------------------------------------------------------
Roadway Corp., Sr. Unsec. Gtd. Global Notes,
  8.25%, 12/01/08(a)                            6,675,000      7,451,169
========================================================================
                                                               9,686,215
========================================================================


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-0.58%

AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Global Notes, 6.88%, 04/18/05(a)      $  400,000   $    403,036
------------------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10(a)             3,527,000      3,834,625
========================================================================
                                                               4,237,661
========================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $541,874,806)                              547,993,185
========================================================================

NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-7.76%(L)

AUSTRALIA-1.45%

New South Wales Treasury Corp. (Sovereign
  Debt), Gtd. Euro Bonds,
  5.50%, 08/01/14(a)                    AUD    13,800,000     10,569,967
========================================================================

CAYMAN ISLANDS-0.62%

Sutton Bridge Financing Ltd. (Electric
  Utilities)- REGS, Gtd. Euro Bonds, 8.63%,
  06/30/22 (Acquired 05/29/97-06/16/03; Cost
  $3,413,666)(a)(b)(e)                GBP       2,113,109      4,546,693
========================================================================

GERMANY-0.70%

Bundesrepublik Deutschland (Sovereign Debt)-
  Series 99, Euro Bonds,
  4.50%, 07/04/09(a)                    EUR     3,650,000      5,074,962
========================================================================

ITALY-1.87%

Buoni Poliennali Del Tesoro (Sovereign Debt),
  Euro Bonds, 5.00%, 02/01/12(a)          EUR   4,600,000      6,635,992
------------------------------------------------------------------------
Italian Government (Sovereign Debt), Unsec.
  Unsub. Global Bonds, 5.88%, 08/14/08(a) AUD   8,950,000      6,986,704
========================================================================
                                                              13,622,696
========================================================================

LUXEMBOURG-1.46%

International Bank for Reconstruction &
  Development (The) (Diversified
  Banks)-Series E, Sr. Unsec. Medium Term
  Global Notes, 6.43%, 08/20/07(a)(m)     NZD  17,600,000     10,614,268
========================================================================

UNITED KINGDOM-1.66%

United Kingdom (Treasury of)
  (Sovereign Debt), Bonds,
  4.00%, 03/07/09(a)                    GBP     2,700,000      4,982,292
------------------------------------------------------------------------
  5.00%, 09/07/14(a)                    GBP     3,650,000      7,090,578
========================================================================
                                                              12,072,870
========================================================================
    Total Non-U.S. Dollar Denominated Bonds &
      Notes (Cost $50,223,434)                                56,501,456
========================================================================

ASSET-BACKED SECURITIES-5.98%

ASSET-BACKED SECURITIES -- CONSUMER
  RECEIVABLES-0.69%

Pacific Coast CDO Ltd. (Cayman Islands)-
  Series 1A, Class A, Floating Rate Bonds,
  3.13%, 10/25/36 (Acquired
  03/24/04-05/26/04; Cost
  $5,017,335)(b)(e)(g)                          5,066,188      5,015,526
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------


OTHER DIVERSIFIED FINANCIAL SERVICES-4.37%

Citicorp Lease-Series 1999-1, Class A2, Pass
  Through Ctfs., 8.04%, 12/15/19 (Acquired
  06/01/00-01/25/01; Cost $5,212,171)(a)(b)    $5,200,000   $  6,311,864
------------------------------------------------------------------------
Patrons' Legacy-Series 2003-III, Ctfs.,
  5.65%, 01/17/17 (Acquired
  12/12/03-11/04/04; Cost $5,512,705)(b)(e)     5,500,000      5,633,306
------------------------------------------------------------------------
Patrons' Legacy-Series 2004-I, Ctfs., 6.67%,
  02/04/17 (Acquired 04/30/04; Cost
  $13,000,000)(b)(e)                           13,000,000     13,341,608
------------------------------------------------------------------------
Twin Reefs Pass Through Trust, Floating Rate
  Pass Through Ctfs., 3.42% (Acquired
  12/07/04; Cost $4,400,000)(a)(b)(e)(i)(n)     4,400,000      4,425,533
------------------------------------------------------------------------
Yorkshire Power Pass-Through Asset Trust
  (Cayman Islands)-Series 2000-1, Pass
  Through Ctfs., 8.25%, 02/15/05 (Acquired
  11/12/03; Cost $2,253,480)(a)(b)(e)           2,110,000      2,113,819
========================================================================
                                                              31,826,130
========================================================================

PROPERTY & CASUALTY INSURANCE-0.61%

North Front Pass-Through Trust, Bonds, 5.81%,
  12/15/24 (Acquired 12/08/04; Cost
  $4,327,916)(a)(b)(e)                          4,300,000      4,428,497
========================================================================

THRIFTS & MORTGAGE FINANCE-0.31%

Sovereign Bank-Class A-1, Pass Through Ctfs.,
  10.20%, 06/30/05 (Acquired 09/22/04; Cost
  $2,349,131)(a)(b)(e)                          2,229,305      2,283,767
========================================================================
    Total Asset-Backed Securities (Cost
      $41,878,499)                                            43,553,920
========================================================================

U.S. MORTGAGE-BACKED SECURITIES-5.24%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-1.54%

Pass Through Ctfs.,
  8.50%, 03/01/10(a)                               71,790         75,372
------------------------------------------------------------------------
  7.00%, 06/01/15 to 06/01/32(a)                  108,789        115,129
------------------------------------------------------------------------
  6.50%, 04/01/16 to 08/01/32(a)                  658,232        691,945
------------------------------------------------------------------------
  5.50%, 09/01/16 to 12/01/33(a)                4,422,683      4,533,550
------------------------------------------------------------------------
  6.00%, 04/01/17 to 11/01/33(a)                5,616,024      5,818,893
------------------------------------------------------------------------
  7.50%, 06/01/30(a)                                8,424          9,050
========================================================================
                                                              11,243,939
========================================================================


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-2.85%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 11/01/34(a)               $  493,572   $    528,687
------------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32(a)                  883,583        935,693
------------------------------------------------------------------------
  6.50%, 09/01/16 to 09/01/34(a)                4,340,310      4,547,106
------------------------------------------------------------------------
  6.00%, 07/01/17 to 01/01/19(a)                2,452,173      2,568,532
------------------------------------------------------------------------
  5.00%, 01/01/18 to 09/01/18(a)                  860,009        874,854
------------------------------------------------------------------------
  8.50%, 10/01/28(a)                              134,376        148,222
------------------------------------------------------------------------
  8.00%, 10/01/30 to 04/01/32(a)                  631,749        683,688
------------------------------------------------------------------------
  5.50%, 10/01/33(a)                            1,456,885      1,485,837
------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 02/01/15(o)                            2,295,080      2,331,299
------------------------------------------------------------------------
  5.50%, 02/01/15 to 02/01/35(o)                4,447,486      4,540,350
------------------------------------------------------------------------
  6.00%, 02/01/33(o)                            2,036,700      2,104,489
========================================================================
                                                              20,748,757
========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-0.85%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 01/15/32(a)                  436,219        471,390
------------------------------------------------------------------------
  8.50%, 11/15/24(a)                              219,536        240,534
------------------------------------------------------------------------
  8.00%, 09/20/26(a)                              106,771        115,709
------------------------------------------------------------------------
  6.50%, 03/15/31 to 09/15/32(a)                1,548,609      1,632,124
------------------------------------------------------------------------
  7.00%, 04/15/31 to 08/15/31(a)                   54,239         57,606
------------------------------------------------------------------------
  6.00%, 12/15/31 to 02/15/33(a)                1,507,824      1,568,695
------------------------------------------------------------------------
  5.50%, 02/15/34(a)                            2,053,639      2,109,780
========================================================================
                                                               6,195,838
========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $37,969,450)                                      38,188,534
========================================================================

                                                 SHARES

WARRANTS & OTHER EQUITY INTERESTS-3.49%

BROADCASTING & CABLE TV-0.00%

ONO Finance PLC (United Kingdom)-REGS-Wts.,
  expiring 01/05/09 (Acquired 07/30/99; Cost
  $0)(b)(d)(e)(p)                                     300              0
========================================================================

DERIVATIVES-0.00%

Iwo Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01; Cost $0)(b)(d)(e)(p)            400              0
========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.-Series B,
  Pfd.-Wts., expiring 11/15/09 (Acquired
  06/13/00; Cost $0)(b)(e)(p)                       3,845              0
------------------------------------------------------------------------
O'Sullivan Industries, Inc.-REGS, Wts.,
  expiring 11/15/09 (Acquired 06/13/00; Cost
  $0)(b)(e)(p)                                      3,845              0
========================================================================
                                                                       0
========================================================================

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE

INTEGRATED OIL & GAS-0.69%

Shell Frontier Oil & Gas Inc.
  Series B, 2.91% Floating Rate Pfd.(q)(r)              6   $    600,000
------------------------------------------------------------------------
  Series C, 2.91% Floating Rate Pfd.(q)(r)             15      1,500,000
------------------------------------------------------------------------
  Series D, 2.91% Floating Rate Pfd.(q)(r)             29      2,900,000
========================================================================
                                                               5,000,000
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

McLeodUSA Inc.-Wts., expiring 04/16/07(d)(p)       17,844          2,502
------------------------------------------------------------------------
NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  07/21/00-11/15/00; Cost
  $48,673)(b)(d)(e)(p)                              6,485              0
========================================================================
                                                                   2,502
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.97%

ABN AMRO XVIII Custodial Receipts-Series
  MM18, 2.79% Floating Rate Pfd. (Acquired
  09/10/04-09/13/04; Cost
  $1,799,995)(b)(e)(s)                                 18      1,800,000
------------------------------------------------------------------------
Zurich RegCaPS Funding Trust III, 2.75%
  Floating Rate Pfd. (Acquired
  03/17/04-09/28/04; Cost
  $6,529,479)(b)(e)(g)                              6,700      6,640,035
------------------------------------------------------------------------
Zurich RegCaPS Funding Trust IV, 2.82%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $2,050,610)(b)(e)(g)                              2,100      2,051,091
------------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI, 3.00%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $3,885,868)(b)(e)(g)                              4,000      3,885,840
========================================================================
                                                              14,376,966
========================================================================

THRIFTS & MORTGAGE FINANCE-0.83%

Fannie Mae-Series J, 4.72% Pfd.(a)                 59,700      3,016,719
------------------------------------------------------------------------
Fannie Mae-Series K, 3.00% Pfd.(a)                 59,700      3,012,987
========================================================================
                                                               6,029,706
========================================================================
    Total Warrants & Other Equity Interests
      (Cost $25,323,608)                                      25,409,174
========================================================================

                                               PRINCIPAL
                                                 AMOUNT

U.S. GOVERNMENT AGENCY SECURITIES-1.42%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.42%

Unsec. Floating Rate Global Notes,
  4.33%, 02/17/09(a)(n)                        $7,000,000      6,998,880
------------------------------------------------------------------------
Unsec. Global Notes,
  3.38%, 12/15/08(a)                            3,400,000      3,344,784
========================================================================
                                                              10,343,664
========================================================================
    Total U.S. Government Agency Securities
      (Cost $10,290,189)                                      10,343,664
========================================================================

U.S. TREASURY STRIPS-0.88%

5.98%, 11/15/23 (Cost $5,335,901)(a)(t)        15,900,000      6,404,679
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

MONEY MARKET FUNDS-1.10%

Liquid Assets Portfolio-Institutional
  Class(u)                                      3,996,034   $  3,996,034
------------------------------------------------------------------------

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(u)     3,996,034   $  3,996,034
========================================================================
    Total Money Market Funds (Cost
      $7,992,068)                                              7,992,068
========================================================================
TOTAL INVESTMENTS-101.13% (Cost $720,887,955)                736,386,680
========================================================================
OTHER ASSETS LESS LIABILITIES-(1.13%)                         (8,252,394)
========================================================================
NET ASSETS-100.00%                                          $728,134,286
________________________________________________________________________
========================================================================

 Investment Abbreviations:

AUD      - Australian Dollar
Ctfs.    - Certificates
CARS     - Convertible Auction Rate Securities
Deb.     - Debentures
EUR      - Euro
GBP      - British Pound Sterling
Gtd.     - Guaranteed
NZD      - New Zealand Dollar
Pfd.     - Preferred
RegCaPS  - Regulatory Capital Preferred Securities
REGS     - Regulation S
Sec.     - Secured
Sr.      - Senior
STRIPS   - Separately Traded Registered Interest and Principal Security
Sub.     - Subordinated
TBA      - To Be Announced
Unsec.   - Unsecured
Unsub.   - Unsubordinated
Wts.     - Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at January 31, 2005 was $666,463,324, which represented 90.50% of the Fund's Total Investments. See Note 1A.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at January 31, 2005 was $175,209,722, which represented 24.06% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments. The aggregate market value of these securities at January 31, 2005 was $3,145,202, which represented 0.43% of the Fund's Total Investments.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at December 31, 2004 was $15,704, which represented 0% of the Fund's Total Investments. See Note 1A.
(e) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at December 31, 2004 was $108,052,785, which represented 14.84% of the Fund's Net Assets.
(f) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on January 31, 2005.
(g) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on January 31, 2005.
(h) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 8.
(i) Perpetual bond with no specified maturity date.
(j) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(k) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date. The Bond will be remarketed or converted to a fixed coupon rate at a specified future date.
(l) Foreign denominated security. Par value is denominated in currency indicated.
(m) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(n) Interest rate is redetermined monthly. Rate shown is the rate in effect on January 31, 2005.
(o) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1F.
(p) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(q) Dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2005.
(r) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of January 31, 2005 was $5,000,000, which represented 0.69% of the Fund's Net Assets. See Note 3.
(s) Interest rate is redetermined annually. Rate shown is the rate in effect on January 31, 2005.
(t) Security traded on a discount basis. The interest rate shown is the rate of discount at the time of purchase by the Fund.
(u) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $707,895,887)                                $ 723,394,612
------------------------------------------------------------
Investments in affiliates (cost $12,992,068)      12,992,068
============================================================
    Total investments (cost $720,887,955)        736,386,680
============================================================
Foreign currencies, at market value (cost
  $81)                                                    87
------------------------------------------------------------
Receivables for:
  Foreign currency contracts closed                   91,850
------------------------------------------------------------
  Investments sold                                12,432,471
------------------------------------------------------------
  Fund shares sold                                   554,025
------------------------------------------------------------
  Dividends and interest                          10,583,866
------------------------------------------------------------
  Investments matured (Note 10)                      871,515
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               191,520
------------------------------------------------------------
Other assets                                          32,528
============================================================
    Total assets                                 761,144,542
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           21,897,334
------------------------------------------------------------
  Fund shares reacquired                           1,953,173
------------------------------------------------------------
  Amount due to custodian                          7,303,431
------------------------------------------------------------
  Dividends                                          842,774
------------------------------------------------------------
  Foreign currency contracts outstanding              51,080
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 247,900
------------------------------------------------------------
  Variation margin                                   116,390
------------------------------------------------------------
Accrued distribution fees                            280,694
------------------------------------------------------------
Accrued trustees' fees                                 1,742
------------------------------------------------------------
Accrued transfer agent fees                          208,420
------------------------------------------------------------
Accrued operating expenses                           107,318
============================================================
    Total liabilities                             33,010,256
============================================================
Net assets applicable to shares outstanding    $ 728,134,286
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 998,340,884
------------------------------------------------------------
Undistributed net investment income               (7,608,521)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  foreign currency contracts and futures
  contracts                                     (278,645,669)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies, foreign
  currency contracts and futures contracts        16,047,592
============================================================
                                               $ 728,134,286
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $ 370,145,127
____________________________________________________________
============================================================
Class B                                        $ 176,787,398
____________________________________________________________
============================================================
Class C                                        $  34,657,452
____________________________________________________________
============================================================
Class R                                        $   2,127,562
____________________________________________________________
============================================================
Investor Class                                 $ 144,416,747
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           55,950,678
____________________________________________________________
============================================================
Class B                                           26,697,473
____________________________________________________________
============================================================
Class C                                            5,249,020
____________________________________________________________
============================================================
Class R                                              322,071
____________________________________________________________
============================================================
Investor Class                                    21,794,979
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $        6.62
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $6.62 divided by
      95.25%)                                  $        6.95
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $        6.62
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $        6.60
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                      $        6.61
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                      $        6.63
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $19,252,075
-------------------------------------------------------------------------
Dividends                                                         227,705
-------------------------------------------------------------------------
Dividends from affiliates                                          85,107
=========================================================================
    Total investment income                                    19,564,887
=========================================================================

EXPENSES:

Advisory fees                                                   1,567,461
-------------------------------------------------------------------------
Administrative services fees                                      108,262
-------------------------------------------------------------------------
Custodian fees                                                     63,733
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         477,978
-------------------------------------------------------------------------
  Class B                                                         946,503
-------------------------------------------------------------------------
  Class C                                                         183,728
-------------------------------------------------------------------------
  Class R                                                           4,119
-------------------------------------------------------------------------
  Investor Class                                                  194,891
-------------------------------------------------------------------------
Interest                                                              126
-------------------------------------------------------------------------
Transfer agent fees                                               979,471
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             23,075
-------------------------------------------------------------------------
Other                                                             268,624
=========================================================================
    Total expenses                                              4,817,971
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                     (66,055)
=========================================================================
    Net expenses                                                4,751,916
=========================================================================
Net investment income                                          14,812,971
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FOREIGN CURRENCY CONTRACTS
  AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         7,896,417
-------------------------------------------------------------------------
  Foreign currencies                                              (36,182)
-------------------------------------------------------------------------
  Foreign currency contracts                                   (3,295,898)
-------------------------------------------------------------------------
  Futures contracts                                             3,073,817
=========================================================================
                                                                7,638,154
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        14,124,361
-------------------------------------------------------------------------
  Foreign currencies                                               39,595
-------------------------------------------------------------------------
  Foreign currency contracts                                   (1,450,480)
-------------------------------------------------------------------------
  Futures contracts                                            (1,332,808)
=========================================================================
                                                               11,380,668
=========================================================================
Net gain from investment securities, foreign currencies,
  foreign currency contracts and futures contracts             19,018,822
=========================================================================
Net increase in net assets resulting from operations          $33,831,793
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2005 and the year ended July 31, 2004 (Unaudited)

                                                              JANUARY 31,       JULY 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $14,812,971     $ 33,057,226
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, foreign currency contracts and futures
    contracts                                                   7,638,154       15,061,062
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies, foreign currency
    contracts and futures contracts                            11,380,668        1,249,583
==========================================================================================
    Net increase in net assets resulting from operations       33,831,793       49,367,871
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                     (12,844,190)     (24,850,068)
------------------------------------------------------------------------------------------
  Class B                                                      (5,666,822)     (12,157,590)
------------------------------------------------------------------------------------------
  Class C                                                      (1,103,682)      (2,104,961)
------------------------------------------------------------------------------------------
  Class R                                                         (52,162)         (52,031)
------------------------------------------------------------------------------------------
  Investor Class                                               (5,241,461)      (8,381,763)
==========================================================================================
    Decrease in net assets resulting from distributions       (24,908,317)     (47,546,413)
==========================================================================================
Share transactions-net:
  Class A                                                     (19,039,254)     (64,220,848)
------------------------------------------------------------------------------------------
  Class B                                                     (21,699,590)     (61,960,399)
------------------------------------------------------------------------------------------
  Class C                                                      (2,705,262)      (5,120,031)
------------------------------------------------------------------------------------------
  Class R                                                         779,271          832,304
------------------------------------------------------------------------------------------
  Investor Class                                              (21,485,743)     166,418,910
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (64,150,578)      35,949,936
==========================================================================================
    Net increase (decrease) in net assets                     (55,227,102)      37,771,394
__________________________________________________________________________________________
==========================================================================================

NET ASSETS:

  Beginning of period                                         783,361,388      745,589,994
==========================================================================================
  End of period (including undistributed net investment
    income of $(7,608,521) and $2,486,825, respectively)      $728,134,286    $783,361,388
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Income Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the six months ended January 31, 2005, AIM waived fees of $595.

    For the six months ended January 31, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $58,315 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2005, AIM was paid $108,262.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended January 31, 2005, the Fund paid AISI $979,471.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class R Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the six months ended January 31, 2005, the Class A, Class B, Class C, Class R and Investor Class shares paid $477,978, $946,503, $183,728, $4,119 and $194,891, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended January 31, 2005, AIM Distributors advised the Fund that it retained $35,754 in front-end sales commissions from the sale of Class A shares and $1,846, $27,724, $3,589 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders. Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                   UNREALIZED
                MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND              07/31/04        AT COST        FROM SALES      (DEPRECIATION)      01/31/05       INCOME     GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
 Institutional
  Class          $3,398,721     $ 60,391,667    $ (59,794,354)       $   --         $3,996,034     $25,417       $   --
--------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
 Institutional
  Class           3,398,721       60,391,667      (59,794,354)           --          3,996,034      25,641           --
==========================================================================================================================
  Subtotal       $6,797,442     $120,783,334    $(119,588,708)       $   --         $7,992,068     $51,058       $   --
__________________________________________________________________________________________________________________________
==========================================================================================================================

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the six months ended January 31, 2005.

                                                                   UNREALIZED
                MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND              07/31/04        AT COST        FROM SALES      (DEPRECIATION)      01/31/05       INCOME     GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
Shell Frontier
  Oil & Gas
  Inc.-
  Series B,
  2.91%
  Floating
  Rate Pfd.     $   600,000     $         --    $          --        $   --        $   600,000     $ 4,086       $   --
--------------------------------------------------------------------------------------------------------------------------
Shell Frontier
  Oil & Gas
  Inc.-
  Series C,
  2.91%
  Floating
  Rate Pfd.       1,500,000               --               --            --          1,500,000      10,214           --
--------------------------------------------------------------------------------------------------------------------------
Shell Frontier
  Oil & Gas
  Inc.-
  Series D,
  2.91%
  Floating
  Rate Pfd.       2,900,000               --               --            --          2,900,000      19,749           --
==========================================================================================================================
  Subtotal      $ 5,000,000     $         --    $          --        $   --        $ 5,000,000     $34,049       $   --
==========================================================================================================================
  Total         $11,797,442     $120,783,334    $(119,588,708)       $   --        $12,992,068     $85,107       $   --
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $7,145.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended January 31, 2005, the Fund paid legal fees of $3,764 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the six months ended January 31, 2005, the Fund had average borrowings for the number of days the borrowings were outstanding, in the amount of $2,351,000 with a weighted average interest rate of 1.96% and interest expense of $126.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended January 31, 2005, the Fund did not borrow under this facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--FOREIGN CURRENCY CONTRACTS

OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------
                                        CONTRACT TO                          UNREALIZED
                                  ------------------------                  APPRECIATION
SETTLEMENT DATE        CURRENCY    DELIVER       RECEIVE        VALUE      (DEPRECIATION)
-----------------------------------------------------------------------------------------
03/14/05                 GBP       8,500,000   $16,413,500   $15,970,466     $ 443,034
-----------------------------------------------------------------------------------------
03/14/05                 NZD      14,700,000    10,355,850    10,395,826       (39,976)
-----------------------------------------------------------------------------------------
04/20/05                 AUD      22,300,000    16,743,732    17,180,168      (436,436)
-----------------------------------------------------------------------------------------
04/20/05                 EUR       8,750,000    11,401,950    11,419,652       (17,702)
=========================================================================================
                                  54,250,000   $54,915,032   $54,966,112     $ (51,080)
_________________________________________________________________________________________
=========================================================================================

NOTE 8--FUTURES CONTRACTS

On January 31, 2005, $1,000,000 principal amount of investment grade corporate bonds were pledged as collateral to cover margin requirements for open futures contracts.

                          OPEN FUTURES CONTRACTS AT PERIOD END
----------------------------------------------------------------------------------------
                                                                            UNREALIZED
                                  NO. OF       MONTH/         MARKET       APPRECIATION
CONTRACT                         CONTRACTS   COMMITMENT       VALUE       (DEPRECIATION)
----------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes          624      Mar-05/Long   $130,455,000     $(248,448)
----------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes          705      Mar-05/Long     77,021,250       275,803
----------------------------------------------------------------------------------------
U.S. 30 Year Bond                   141      Mar-05/Long     16,192,969       542,639
========================================================================================
                                                           $223,669,219     $ 569,994
________________________________________________________________________________________
========================================================================================

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of July 31, 2004 to utilizing $176,897,684 of capital loss carryforward in the fiscal year ended July 31, 2005.

    The Fund utilized $1,423,964 of capital loss carryforward during the year ended July 31, 2004 to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of July 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2005                                                   $   6,461,778
-----------------------------------------------------------------------------
July 31, 2006                                                      16,650,826
-----------------------------------------------------------------------------
July 31, 2007                                                      21,165,364
-----------------------------------------------------------------------------
July 31, 2008                                                      37,943,008
-----------------------------------------------------------------------------
July 31, 2009                                                      30,593,093
-----------------------------------------------------------------------------
July 31, 2010                                                      96,935,672
-----------------------------------------------------------------------------
July 31, 2011                                                      67,966,234
=============================================================================
Total capital loss carryforward                                 $ 277,715,975
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO Select Income Fund into the Fund, are realized on securities held in each fund at such day, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2005 was $302,899,101 and $360,531,551, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    Receivable for investments matured represents the estimated proceeds to the Fund from Candescent Technologies Corp., which is in default with respect to the principal payments on $2,600,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which were due May 1, 2003 and Adelphia Communications Corp., which is in default with respect to the principal payments on $850,000 par value, Series B Senior Unsecured Notes, 9.25%, which were due October 1, 2002. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 17,317,414
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (11,079,387)
==============================================================================
Net unrealized appreciation of investment securities             $  6,238,027
==============================================================================
Cost of investments for tax purposes is $730,148,653.

NOTE 11--SHARE INFORMATION

The Fund currently consists of five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                     JANUARY 31,                     JULY 31,
                                                                         2005                          2004
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      4,449,997    $ 29,432,259     10,509,207    $ 69,615,024
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,958,392      12,958,738      3,486,485      23,152,163
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        571,849       3,775,364      1,363,257       9,045,558
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                        133,940         882,922        182,093       1,204,694
-----------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                            1,554,452      10,297,230      3,753,160      24,979,653
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      1,476,841       9,775,948      2,883,800      19,119,681
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        597,527       3,958,229      1,335,831       8,868,205
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        130,949         864,786        250,635       1,658,843
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                          7,874          52,032          7,873          52,039
-----------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                              711,280       4,714,998      1,141,666       7,586,388
=======================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                             --              --        768,863       5,095,481
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --         93,808         622,323
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        265,700       1,758,132
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                      --              --     33,350,556     221,411,294
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        285,029       1,884,139      2,719,060      18,035,639
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (284,826)     (1,884,139)    (2,714,995)    (18,035,639)
=======================================================================================================================
Reacquired:
  Class A                                                     (9,093,937)    (60,131,600)   (26,596,888)   (176,086,673)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (5,549,941)    (36,732,418)   (11,571,725)    (76,567,451)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,113,696)     (7,345,412)    (2,662,267)    (17,582,564)
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (23,588)       (155,683)       (64,441)       (424,429)
-----------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                           (5,525,908)    (36,497,971)   (13,190,227)    (87,558,425)
=======================================================================================================================
                                                              (9,713,766)   $(64,150,578)     5,311,451    $ 35,949,936
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Investor Class shares commenced sales on September 30, 2003.
(b) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Select Income Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Select Income Fund shareholders on October 28, 2003. The acquisition was accomplished by tax-free exchange of 34,478,927 shares of the Fund for 42,791,496 shares of INVESCO Select Income Fund outstanding as of the close of business on October 31, 2003. INVESCO Select Income Fund's net assets at that date of $228,887,230, including $3,699,693 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $714,702,935.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                ---------------------------------------------------------------------------------
                                                SIX MONTHS                                                          SEVEN MONTHS
                                                   ENDED                       YEAR ENDED JULY 31,                      ENDED
                                                JANUARY 31,       ----------------------------------------------      JULY 31,
                                                   2005             2004        2003         2002         2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   6.54         $   6.51    $   6.20    $     6.91    $   7.14      $   7.59
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.13             0.28(a)     0.34(a)       0.44(a)(b)     0.53       0.34
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.17             0.15        0.35         (0.70)      (0.23)        (0.47)
=================================================================================================================================
    Total from investment operations                 0.30             0.43        0.69         (0.26)       0.30         (0.13)
=================================================================================================================================
Less distributions:
  Dividends from net investment income              (0.22)           (0.40)      (0.38)        (0.43)      (0.51)        (0.25)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                    --               --          --         (0.02)      (0.02)        (0.07)
=================================================================================================================================
    Total distributions                             (0.22)           (0.40)      (0.38)        (0.45)      (0.53)        (0.32)
=================================================================================================================================
Net asset value, end of period                   $   6.62         $   6.54    $   6.51    $     6.20    $   6.91      $   7.14
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                      4.68%            6.64%      11.36%        (4.05)%      4.42%        (1.70)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $370,145         $384,741    $446,526    $  281,966    $346,967      $346,482
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets              1.02%(d)(e)      0.99%(e)     1.02%        0.96%       0.95%         0.97%(f)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                             4.09%(d)         4.25%       5.19%         6.57%(b)     7.57%        8.03%(f)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                             41%             155%        141%           70%         83%           43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.45 and the ratio of net investment income to average net assets would have been 6.76%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $379,265,225.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.04% and 1.00% for the six months ended January 31, 2005 and year ended July 31, 2004, respectively.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                                      CLASS B
                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS                                                        SEVEN MONTHS
                                                     ENDED                      YEAR ENDED JULY 31,                     ENDED
                                                  JANUARY 31,       --------------------------------------------      JULY 31,
                                                     2005             2004        2003        2002        2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   6.55         $   6.52    $   6.21    $   6.92    $   7.14      $   7.58
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.11             0.23(a)     0.29(a)     0.39(a)(b)     0.48       0.31
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           0.16             0.15        0.35       (0.70)      (0.23)        (0.47)
=================================================================================================================================
    Total from investment operations                   0.27             0.38        0.64       (0.31)       0.25         (0.16)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                (0.20)           (0.35)      (0.33)      (0.38)      (0.45)        (0.21)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                      --               --          --       (0.02)      (0.02)        (0.07)
=================================================================================================================================
    Total distributions                               (0.20)           (0.35)      (0.33)      (0.40)      (0.47)        (0.28)
=================================================================================================================================
Net asset value, end of period                     $   6.62         $   6.55    $   6.52    $   6.21    $   6.92      $   7.14
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                        4.14%            5.86%      10.53%      (4.76)%      3.67%        (2.09)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $176,787         $196,237    $256,642    $216,710    $237,118      $213,926
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                1.77%(d)(e)      1.74%(e)     1.77%      1.71%       1.71%         1.73%(f)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                               3.34%(d)         3.50%       4.44%       5.82%(b)     6.81%        7.28%(f)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                               41%             155%        141%         70%         83%           43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $187,757,453.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.79% and 1.75% for the six months ended January 31, 2005 and year ended July 31, 2004, respectively.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                                     CLASS C
                                                ---------------------------------------------------------------------------------
                                                SIX MONTHS                                                          SEVEN MONTHS
                                                   ENDED                       YEAR ENDED JULY 31,                     ENDED
                                                JANUARY 31,       ---------------------------------------------       JULY 31,
                                                   2005            2004       2003          2002         2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  6.53         $  6.51    $  6.19      $  6.91       $  7.13       $  7.57
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.11            0.23(a)    0.29(a)      0.39(a)(b)    0.48          0.31
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.16            0.14       0.36        (0.71)        (0.23)        (0.47)
=================================================================================================================================
    Total from investment operations                 0.27            0.37       0.65        (0.32)         0.25         (0.16)
=================================================================================================================================
Less distributions:
  Dividends from net investment income              (0.20)          (0.35)     (0.33)       (0.38)        (0.45)        (0.21)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                    --              --         --        (0.02)        (0.02)        (0.07)
=================================================================================================================================
    Total distributions                             (0.20)          (0.35)     (0.33)       (0.40)        (0.47)        (0.28)
=================================================================================================================================
Net asset value, end of period                    $  6.60         $  6.53    $  6.51      $  6.19       $  6.91       $  7.13
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                      4.15%           5.72%     10.73%       (4.92)%        3.68%        (2.09)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $34,657         $36,947    $41,912      $37,769       $44,216       $26,821
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets              1.77%(d)(e)     1.74%(e)    1.77%       1.71%         1.71%         1.73%(f)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                             3.34%(d)        3.50%      4.44%        5.82%(b)      6.81%         7.28%(f)
_______________________________________________________________________________________________________________________________ )
=================================================================================================================================
Portfolio turnover rate(g)                             41%            155%       141%          70%           83%           43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $36,445,973.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.79% and 1.75% for the six months ended January 31, 2005 and year ended July 31, 2004, respectively.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                                        CLASS R
                                                         ----------------------------------------------------------------------
                                                                                                               JUNE 2, 2002
                                                         SIX MONTHS                                             (DATE SALES
                                                            ENDED               YEAR ENDED JULY 31,            COMMENCED) TO
                                                         JANUARY 31,       -----------------------------         JULY 31,
                                                            2005                  2004             2003            2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 6.53                $ 6.51           $ 6.20          $ 6.53
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.14                  0.26(a)          0.32(a)         0.06(a)(b)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.15                  0.14             0.35           (0.32)
===============================================================================================================================
    Total from investment operations                         0.29                  0.40             0.67           (0.26)
===============================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.21)                (0.38)           (0.36)          (0.05)
-------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                            --                    --               --           (0.02)
===============================================================================================================================
    Total distributions                                     (0.21)                (0.38)           (0.36)          (0.07)
===============================================================================================================================
Net asset value, end of period                             $ 6.61                $ 6.53           $ 6.51          $ 6.20
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                              4.55%                 6.20%           11.08%          (4.01)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $2,128                $1,331           $  509          $   10
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                      1.27%(d)(e)           1.24%(e)         1.27%           1.21%(f)
===============================================================================================================================
Ratio of net investment income to average net assets         3.84%(d)              4.00%            4.94%           6.32%(b)(f)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(g)                                     41%                  155%             141%             70%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.07 and the ratio of net investment income to average net assets would have been 6.51%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $1,634,184.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.29% and 1.25% for the six months ended January 31, 2005 and year ended July 31, 2004, respectively.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                         INVESTOR CLASS
                                                              ------------------------------------
                                                                                SEPTEMBER 30, 2003
                                                              SIX MONTHS           (DATE SALES
                                                                 ENDED            COMMENCED) TO
                                                              JANUARY 31,            JULY 31,
                                                                 2005                  2004
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   6.55              $   6.71
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.13                  0.24(a)
--------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.17                 (0.06)
==================================================================================================
    Total from investment operations                               0.30                  0.18
==================================================================================================
Less distributions from net investment income                     (0.22)                (0.34)
==================================================================================================
Net asset value, end of period                                 $   6.63              $   6.55
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                    4.68%                 2.67%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $144,417              $164,105
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets
  With fee waivers                                                 1.02%(c)              1.00%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.04%(c)              1.01%(d)
==================================================================================================
Ratio of net investment income to average net assets               4.09%(c)              4.24%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(e)                                           41%                  155%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $154,716,061.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal

Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2005
(Unaudited)


                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
U.S. MORTGAGE-BACKED SECURITIES-76.51%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-15.43%

Pass Through Ctfs.,
  9.00%, 12/01/05 to 04/01/25(a)               $  3,728,335   $    4,134,434
----------------------------------------------------------------------------
  8.00%, 07/01/06 to 11/17/30(a)                  6,737,730        7,239,839
----------------------------------------------------------------------------
  8.50%, 07/01/07 to 10/01/29(a)                  2,866,303        3,130,244
----------------------------------------------------------------------------
  7.00%, 11/01/10 to 12/01/34(a)                 30,111,467       31,890,777
----------------------------------------------------------------------------
  6.50%, 02/01/11 to 01/01/35(a)                 35,187,281       37,034,883
----------------------------------------------------------------------------
  10.00%, 11/01/11 to 04/01/20(a)                 1,300,342        1,443,767
----------------------------------------------------------------------------
  12.00%, 02/01/13(a)                                 2,860            3,186
----------------------------------------------------------------------------
  6.00%, 06/01/17 to 05/01/33(a)                 14,609,330       15,274,485
----------------------------------------------------------------------------
  4.50%, 05/01/19(a)                             11,146,919       11,142,055
----------------------------------------------------------------------------
  10.50%, 08/01/19 to 01/01/21(a)                   237,988          263,187
----------------------------------------------------------------------------
  9.50%, 11/01/20 to 04/01/25(a)                    950,066        1,065,904
----------------------------------------------------------------------------
  7.05%, 05/20/27(a)                              2,022,282        2,138,670
----------------------------------------------------------------------------
  7.50%, 09/01/30 to 05/01/34(a)                 20,941,722       22,496,322
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 02/01/15(b)                              3,914,540        3,973,424
============================================================================
                                                                 141,231,177
============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-50.60%

Pass Through Ctfs.,
  8.50%, 01/01/07 to 02/01/31(a)                 18,096,857       19,976,542
----------------------------------------------------------------------------
  7.50%, 07/01/10 to 11/01/34(a)                 14,844,750       15,906,220
----------------------------------------------------------------------------
  7.00%, 05/01/11 to 01/01/35(a)                 94,270,626       99,856,648
----------------------------------------------------------------------------
  8.00%, 02/01/12 to 08/01/32(a)                 11,971,623       12,862,436
----------------------------------------------------------------------------
  6.50%, 05/01/13 to 09/01/34(a)                102,578,025      107,995,053
----------------------------------------------------------------------------
  6.00%, 10/01/13 to 07/01/34(a)                 48,836,113       51,187,351
----------------------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22(a)                    212,804          239,307
----------------------------------------------------------------------------
  5.00%, 01/01/17 to 12/01/18(a)                  7,498,991        7,628,847
----------------------------------------------------------------------------
  4.50%, 05/01/18 to 06/01/18(a)                 23,099,694       23,127,639
----------------------------------------------------------------------------
  10.00%, 12/20/19 to 12/20/21(a)                 1,222,264        1,355,035
----------------------------------------------------------------------------
  10.30%, 04/20/25(a)                               414,757          465,697
----------------------------------------------------------------------------
  5.50%, 02/01/32 to 11/01/33(a)                 26,623,887       27,165,772
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 02/01/15 to 02/01/30(b)                 19,813,320       19,786,157
----------------------------------------------------------------------------
  5.50%, 02/01/15 to 02/01/35(b)                 34,040,980       34,966,982
----------------------------------------------------------------------------
  6.00%, 02/01/33(b)                             39,482,000       40,796,101
============================================================================
                                                                 463,315,787
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-10.48%

Pass Through Ctfs.,
  9.00%, 10/15/08 to 04/15/21(a)               $    169,318   $      187,963
----------------------------------------------------------------------------
  6.00%, 10/15/08 to 08/15/34(a)                 17,877,309       18,599,686
----------------------------------------------------------------------------
  6.50%, 10/15/08 to 09/20/34(a)                 33,707,086       35,600,842
----------------------------------------------------------------------------
  7.00%, 10/15/08 to 01/15/35(a)                  7,253,464        7,709,720
----------------------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23(a)                    724,538          811,851
----------------------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24(a)                 1,675,363        1,860,866
----------------------------------------------------------------------------
  11.00%, 12/15/09 to 10/15/15(a)                    15,641           17,318
----------------------------------------------------------------------------
  12.50%, 11/15/10(a)                                 7,120            8,036
----------------------------------------------------------------------------
  13.00%, 01/15/11 to 12/15/14(a)                    80,433           92,390
----------------------------------------------------------------------------
  13.50%, 04/15/11 to 04/15/15(a)                   110,468          126,051
----------------------------------------------------------------------------
  12.00%, 02/15/13 to 07/15/15(a)                    93,408          106,120
----------------------------------------------------------------------------
  10.50%, 02/15/16(a)                                 4,463            4,994
----------------------------------------------------------------------------
  8.50%, 05/20/16 to 01/20/17(a)                    632,900          687,591
----------------------------------------------------------------------------
  8.75%, 10/20/16 to 01/20/17(a)                    112,566          125,067
----------------------------------------------------------------------------
  8.00%, 01/20/17 to 06/15/27(a)                  3,069,563        3,348,205
----------------------------------------------------------------------------
  5.00%, 11/15/17 to 02/15/18(a)                 24,722,544       25,366,415
----------------------------------------------------------------------------
  7.50%, 03/15/26 to 08/15/34(a)                  1,241,043        1,332,646
============================================================================
                                                                  95,985,761
============================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $700,883,830)                                        700,532,725
============================================================================

U.S. GOVERNMENT AGENCY SECURITIES-28.97%

FEDERAL FARM CREDIT BANK-1.73%

Bonds,
  6.00%, 06/11/08(a)                              4,490,000        4,808,611
----------------------------------------------------------------------------
Medium Term Notes,
  5.75%, 12/07/28(a)                             10,000,000       11,011,100
============================================================================
                                                                  15,819,711
============================================================================

FEDERAL HOME LOAN BANK-6.03%

Unsec. Bonds,
  6.50%, 11/15/05(a)                              2,000,000        2,053,780
----------------------------------------------------------------------------
  7.25%, 02/15/07(a)                              5,500,000        5,908,155
----------------------------------------------------------------------------
  4.88%, 05/15/07(a)                             16,000,000       16,475,200
----------------------------------------------------------------------------
  5.48%, 01/08/09(a)                              1,000,000        1,058,810
----------------------------------------------------------------------------
  6.00%, 12/23/11(a)                             28,800,000       29,707,776
============================================================================
                                                                  55,203,721
============================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-11.87%

Unsec. Global Notes,
  3.75%, 08/03/07(a)                              8,000,000        7,996,000
----------------------------------------------------------------------------


                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.-(CONTINUED)

  4.25%, 05/04/09(a)                           $ 20,000,000   $   20,017,400
----------------------------------------------------------------------------
  4.38%, 02/04/10(a)(c)                          80,700,000       80,712,105
============================================================================
                                                                 108,725,505
============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-6.77%

Series B, Unsec. Medium Term Notes,
  6.47%, 09/25/12(a)                             10,550,000       12,017,927
----------------------------------------------------------------------------
Unsec. Global Notes,
  3.66%, 02/25/09(a)                             40,000,000       39,362,400
----------------------------------------------------------------------------
  3.85%, 04/14/09(a)                              9,000,000        8,912,520
----------------------------------------------------------------------------
Unsec. Notes,
  4.13%, 04/29/09(a)                              1,650,000        1,651,056
============================================================================
                                                                  61,943,903
============================================================================

PRIVATE EXPORT FUNDING COMPANY-1.28%

Series G, Sec. Gtd. Notes,
  6.67%, 09/15/09(a)                              3,900,000        4,340,193
----------------------------------------------------------------------------
Series J, Sec. Gtd. Notes,
  7.65%, 05/15/06(a)                              7,000,000        7,384,510
============================================================================
                                                                  11,724,703
============================================================================

TENNESSEE VALLEY AUTHORITY-1.29%

Series G, Global Bonds,
  5.38%, 11/13/08(a)                             11,250,000       11,856,150
============================================================================
    Total U.S. Government Agency Securities
      (Cost $262,608,191)                                        265,273,693
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

U.S. TREASURY SECURITIES-8.36%

U.S. TREASURY NOTES-5.44%

  4.63%, 05/15/06(a)(c)                        $ 19,800,000   $   20,189,862
----------------------------------------------------------------------------
  2.75%, 06/30/06(a)                              8,000,000        7,962,480
----------------------------------------------------------------------------
  2.38%, 08/31/06(a)                              9,700,000        9,586,316
----------------------------------------------------------------------------
  4.00%, 11/15/12(a)                              2,000,000        2,003,120
----------------------------------------------------------------------------
  4.25%, 08/15/13 to 08/15/14(a)                  9,900,000       10,016,979
============================================================================
                                                                  49,758,757
============================================================================

U.S. TREASURY BONDS-2.47%

  12.75%, 11/15/10(a)                            11,700,000       12,582,999
----------------------------------------------------------------------------
  7.50%, 11/15/16 to 11/15/24(a)                  7,500,000       10,073,425
============================================================================
                                                                  22,656,424
============================================================================

U.S. TREASURY STRIPS-0.45%

  6.79%, 11/15/18(a)(d)                           7,750,000        4,083,242
============================================================================
    Total U.S. Treasury Securities (Cost
      $75,281,445)                                                76,498,423
============================================================================

                                                  SHARES
MONEY MARKET FUNDS-5.33%

Government & Agency Portfolio-Institutional
  Class(e) (Cost $48,803,813)                    48,803,813       48,803,813
============================================================================
TOTAL INVESTMENTS-119.17% (Cost
  $1,087,577,279)                                              1,091,108,654
============================================================================
OTHER ASSETS LESS LIABILITIES-(19.17%)                          (175,529,480)
============================================================================
NET ASSETS-100.00%                                            $  915,579,174
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs    - Certificates
Gtd.    - Guaranteed
Sec.    - Secured
STRIPS  - Separately Traded Registered Interest and Principal Security
TBA     - To Be Announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at January 31, 2005 was $942,782,177, which represented 86.41% of the Fund's Total Investments. See Note 1A.
(b) Security purchased on a forward commitment basis. These securities are subject to dollar roll transactions. See Note 1F.
(c) Principal amount has been deposited in escrow with broker as collateral for reverse repurchase agreements outstanding at January 31, 2005.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,038,773,466)                             $1,042,304,841
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $48,803,813)                              48,803,813
============================================================
    Total investments (cost $1,087,577,279)    1,091,108,654
============================================================
Receivables for:
  Investments sold                                23,555,645
------------------------------------------------------------
  Fund shares sold                                 2,050,425
------------------------------------------------------------
  Dividends and interest                           8,511,819
------------------------------------------------------------
  Principal paydowns                                 171,604
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               102,456
------------------------------------------------------------
Other assets                                          54,221
============================================================
    Total assets                               1,125,554,824
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          134,556,265
------------------------------------------------------------
  Fund shares reacquired                           2,094,135
------------------------------------------------------------
Dividends                                            387,148
------------------------------------------------------------
Reverse repurchase agreements                     72,198,000
------------------------------------------------------------
Trustee deferred compensation and retirement
  plans                                              153,349
------------------------------------------------------------
Accrued interest expense                              30,449
------------------------------------------------------------
Accrued distribution fees                            434,911
------------------------------------------------------------
Accrued trustees' fees                                 2,236
------------------------------------------------------------
Accrued transfer agent fees                              812
------------------------------------------------------------
Accrued operating expenses                           118,345
============================================================
    Total liabilities                            209,975,650
============================================================
Net assets applicable to shares outstanding   $  915,579,174
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $  976,990,742
------------------------------------------------------------
Undistributed net investment income               (5,579,556)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                          (59,363,387)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                       3,531,375
============================================================
                                              $  915,579,174
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  450,666,316
____________________________________________________________
============================================================
Class B                                       $  320,668,059
____________________________________________________________
============================================================
Class C                                       $   68,138,714
____________________________________________________________
============================================================
Class R                                       $    5,084,320
____________________________________________________________
============================================================
Investor Class                                $   71,021,765
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           50,183,126
____________________________________________________________
============================================================
Class B                                           35,588,551
____________________________________________________________
============================================================
Class C                                            7,591,833
____________________________________________________________
============================================================
Class R                                              565,707
____________________________________________________________
============================================================
Investor Class                                     7,903,127
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $         8.98
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.98 divided
      by 95.25%)                              $         9.43
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $         9.01
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $         8.98
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $         8.99
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $         8.99
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $22,285,059
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      913,781
=========================================================================
    Total investment income                                    23,198,840
=========================================================================

EXPENSES:

Advisory fees                                                   2,022,175
-------------------------------------------------------------------------
Administrative services fees                                      138,482
-------------------------------------------------------------------------
Custodian fees                                                     50,899
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         651,469
-------------------------------------------------------------------------
  Class B                                                       1,765,384
-------------------------------------------------------------------------
  Class C                                                         372,646
-------------------------------------------------------------------------
  Class R                                                          12,042
-------------------------------------------------------------------------
  Investor Class                                                   87,498
-------------------------------------------------------------------------
Interest                                                          706,067
-------------------------------------------------------------------------
Transfer agent fees                                             1,408,088
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             28,598
-------------------------------------------------------------------------
Other                                                             263,898
=========================================================================
    Total expenses                                              7,507,246
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                    (106,710)
=========================================================================
    Net expenses                                                7,400,536
=========================================================================
Net investment income                                          15,798,304
=========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                      580,593
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                    1,895,692
=========================================================================
Net gain from investment securities                             2,476,285
=========================================================================
Net increase in net assets resulting from operations          $18,274,589
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2005 and the year ended July 31, 2004 (Unaudited)

                                                              JANUARY 31,        JULY 31,
                                                                  2005             2004
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $15,798,304     $   31,614,216
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             580,593         (3,613,531)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                  1,895,692          6,973,548
============================================================================================
    Net increase in net assets resulting from operations       18,274,589         34,974,233
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                     (11,625,691)       (24,212,763)
--------------------------------------------------------------------------------------------
  Class B                                                      (6,525,733)       (20,411,485)
--------------------------------------------------------------------------------------------
  Class C                                                      (1,382,553)        (4,304,998)
--------------------------------------------------------------------------------------------
  Class R                                                        (100,475)          (176,822)
--------------------------------------------------------------------------------------------
  Investor Class                                               (1,683,310)        (2,950,092)
============================================================================================
  Decrease in net assets resulting from distributions         (21,317,762)       (52,056,160)
============================================================================================
Share transactions-net:
  Class A                                                     (10,383,561)      (168,638,127)
--------------------------------------------------------------------------------------------
  Class B                                                     (55,435,879)      (271,162,557)
--------------------------------------------------------------------------------------------
  Class C                                                     (10,423,438)       (57,106,581)
--------------------------------------------------------------------------------------------
  Class R                                                         678,320            444,990
--------------------------------------------------------------------------------------------
  Investor Class                                               (5,531,123)        78,685,852
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (81,095,681)      (417,776,423)
============================================================================================
    Net increase (decrease) in net assets                     (84,138,854)      (434,858,350)
____________________________________________________________________________________________
============================================================================================

NET ASSETS:

  Beginning of period                                         999,718,028      1,434,576,378
============================================================================================
  End of period (including undistributed net investment
    income of $(5,579,556) and $(60,098), respectively)       $915,579,174    $  999,718,028
____________________________________________________________________________________________
============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Intermediate Government Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. For purposes of determining net asset value per share, option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the six months ended January 31, 2005, AIM waived fees of $46,450.

    For the six months ended January 31, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $50,602 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2005, AIM was paid $138,482.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended January 31, 2005, the Fund paid AISI $1,408,088.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class R Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the six months ended January 31, 2005, the Class A, Class B, Class C, Class R and Investor Class shares paid $651,469, $1,765,384, $372,646, $12,042 and $87,498, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended January 31, 2005, AIM Distributors advised the Fund that it retained $38,548 in front-end sales commissions from the sale of Class A shares and $749, $44,598, $12,675 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               07/31/04          AT COST          FROM SALES       (DEPRECIATION)      01/31/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Government &
  Agency
  Portfolio-Institutional
  Class          $133,893,250      $697,079,797      $(782,169,234)        $   --         $48,803,813     $913,781       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $9,658.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2005, the Fund paid legal fees of $4,305 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities subsequently will be repurchased as specified in the agreements.

    During the six months ended January 31, 2005, the Fund had average borrowings for the number of days the borrowings were outstanding in the amount of $69,586,407 with a weighted average interest rate of 2.03% and interest expense of $706,067.

    Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of July 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2007                                                    $20,298,822
-----------------------------------------------------------------------------
July 31, 2008                                                      9,400,360
-----------------------------------------------------------------------------
July 31, 2011                                                        377,217
-----------------------------------------------------------------------------
July 31, 2012                                                     15,762,988
=============================================================================
Total capital loss carryforward                                  $45,839,387
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003, the date of the reorganization of INVESCO U.S. Government Securities Fund into the Fund, are realized on securities held in each fund at such day, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2005 was $932,176,858 and $919,287,860, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 9,282,371
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (6,370,847)
===============================================================================
Net unrealized appreciation of investment securities              $ 2,911,524
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $1,088,197,130.

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                    JANUARY 31, 2005                 JULY 31, 2004
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      39,219,796    $ 354,774,952     31,583,939    $ 288,510,314
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,788,804       16,197,611      4,337,954       39,810,996
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         621,836        5,611,046      2,182,666       19,991,367
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         118,210        1,066,896        393,399        3,601,416
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                               441,545        3,988,072      1,017,858        9,313,513
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,011,402        9,125,939      2,316,710       21,181,595
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         580,282        5,254,163      1,786,445       16,400,177
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         126,521        1,140,884        367,396        3,358,535
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                          11,121          100,378         18,224          166,422
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                               177,251        1,600,254        306,566        2,798,507
==========================================================================================================================
Issued in connection with acquisitions:(c)
  Class A                                                                                         517,741        4,773,211
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                         115,186        1,065,926
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                                                         271,140        2,498,508
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                               10,784,102       99,480,732
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         469,650        4,233,364      3,411,127       31,202,564
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (468,092)      (4,233,364)    (3,400,020)     (31,202,564)
==========================================================================================================================
Reacquired:
  Class A                                                     (41,888,102)    (378,517,816)   (56,265,272)    (514,305,811)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (8,024,140)     (72,654,289)   (32,388,466)    (297,237,092)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,904,990)     (17,175,368)    (9,072,717)     (82,954,991)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (54,230)        (488,954)      (363,960)      (3,322,848)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            (1,232,278)     (11,119,449)    (3,591,917)     (32,906,900)
==========================================================================================================================
                                                               (9,005,414)   $ (81,095,681)   (45,671,899)   $(417,776,423)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 13% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
(b)  Investor Class shares commenced sales on September 30, 2003.
(c) As of the open of business on November 24, 2003, the Fund acquired all of the net assets of INVESCO U.S. Government Securities Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO U.S. Government Securities Fund shareholders on October 28, 2003. The acquisition was accomplished by a tax-free exchange of 11,688,169 shares of the Fund for 14,502,725 shares of INVESCO U.S. Government Securities Fund outstanding as of the close of business on November 21, 2003. INVESCO U.S. Government Securities Fund's net assets at that date of $107,818,377, including $(775,060) of unrealized appreciation (depreciation), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $11,119,380,636.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS                                                        SEVEN MONTHS
                                                      ENDED                      YEAR ENDED JULY 31,                    ENDED
                                                   JANUARY 31,       --------------------------------------------      JULY 31,
                                                      2005             2004        2003        2002        2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   9.01         $   9.15    $   9.28    $   9.08    $   8.77      $   8.80
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.15             0.29(a)     0.33(a)     0.43(b)     0.50(a)       0.34
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     0.02             0.02       (0.04)       0.23        0.35         (0.03)
=================================================================================================================================
    Total from investment operations                    0.17             0.31        0.29        0.66        0.85          0.31
=================================================================================================================================
Less distributions from net investment income          (0.20)           (0.45)      (0.42)      (0.46)      (0.54)        (0.34)
=================================================================================================================================
Net asset value, end of period                      $   8.98         $   9.01    $   9.15    $   9.28    $   9.08      $   8.77
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                         1.91%            3.45%       3.03%       7.39%       9.91%         3.55%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $450,666         $462,804    $639,002    $473,104    $302,391      $221,636
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                          1.13%(d)(e)      1.01%       0.90%       0.94%       1.32%         1.25%(f)
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                          0.99%(d)(e)      0.94%       0.89%       0.90%       0.93%         0.98%(f)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                3.38%(d)         3.15%       3.47%       4.58%(b)     5.61%        6.61%(f)
=================================================================================================================================
Ratio of interest expense to average net assets         0.14%(d)         0.07%       0.01%       0.04%       0.39%         0.27%(f)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                                94%             142%        275%        146%        194%           65%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydowns gains and losses as adjustments to investment income, the investment income per share would have been $0.47 and the ratio of net investment income to average net assets would have been 5.09%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net assets values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not include sales charges.
(d) Ratios are annualized and based on average daily net assets of $516,926,686.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.15% (including interest expense) and 1.01% (excluding interest expense).
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                                      CLASS B
                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS                                                        SEVEN MONTHS
                                                      ENDED                      YEAR ENDED JULY 31,                    ENDED
                                                   JANUARY 31,       --------------------------------------------      JULY 31,
                                                      2005             2004        2003        2002        2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   9.04         $   9.18    $   9.31    $   9.11    $   8.79      $   8.82
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.12             0.22(a)     0.26(a)     0.37(b)     0.44(a)       0.30
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     0.02             0.02       (0.04)       0.22        0.35         (0.04)
=================================================================================================================================
    Total from investment operations                    0.14             0.24        0.22        0.59        0.79          0.26
=================================================================================================================================
Less distributions from net investment income          (0.17)           (0.38)      (0.35)      (0.39)      (0.47)        (0.29)
=================================================================================================================================
Net asset value, end of period                      $   9.01         $   9.04    $   9.18    $   9.31    $   9.11      $   8.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                         1.53%            2.68%       2.30%       6.58%       9.17%         3.05%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $320,668         $376,960    $654,305    $613,306    $269,677      $177,032
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                          1.88%(d)(e)      1.76%       1.65%       1.69%       2.08%         2.01%(f)
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                          1.74%(d)(e)      1.69%       1.64%       1.65%       1.69%         1.74%(f)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                2.63%(d)         2.40%       2.72%       3.83%(b)     4.85%        5.85%(f)
=================================================================================================================================
Ratio of interest expense to average net assets         0.14%(d)         0.07%       0.01%       0.04%       0.39%         0.27%(f)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                                94%             142%        275%        146%        194%           65%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydowns gains and losses as adjustments to investment income, the investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net assets values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not include sales charges.
(d) Ratios are annualized and based on average daily net assets of $350,198,526.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.90% (including interest expense) and 1.76% (excluding interest expense).
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                                       CLASS C
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS                                                      SEVEN MONTHS
                                                        ENDED                     YEAR ENDED JULY 31,                   ENDED
                                                     JANUARY 31,       ------------------------------------------      JULY 31,
                                                        2005            2004        2003        2002       2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  9.00         $  9.15    $   9.27    $   9.08    $  8.77      $  8.79
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.12            0.22(a)     0.26(a)     0.37(b)    0.44(a)      0.30
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       0.03            0.01       (0.03)       0.21       0.34        (0.03)
=================================================================================================================================
    Total from investment operations                      0.15            0.23        0.23        0.58       0.78         0.27
=================================================================================================================================
Less distributions from net investment income            (0.17)          (0.38)      (0.35)      (0.39)     (0.47)       (0.29)
=================================================================================================================================
Net asset value, end of period                         $  8.98         $  9.00    $   9.15    $   9.27    $  9.08      $  8.77
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           1.65%           2.58%       2.42%       6.48%      9.08%        3.18%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $68,139         $78,760    $137,213    $127,114    $59,915      $34,206
=================================================================================================================================
Ratio of expenses to average net assets (including
  interest expense)                                       1.88%(d)(e)     1.76%       1.65%       1.69%      2.08%        2.01%(f)
=================================================================================================================================
Ratio of expenses to average net assets (excluding
  interest expense)                                       1.74%(d)(e)     1.69%       1.64%       1.65%      1.69%        1.74%(f)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  2.63%(d)        2.40%       2.72%       3.83%(b)    4.85%       5.85%(f)
=================================================================================================================================
Ratio of interest expense to average net assets           0.14%(d)        0.07%       0.01%       0.04%      0.39%        0.27%(f)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                                  94%            142%        275%        146%       194%          65%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydowns gains and losses as adjustments to investment income, the investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net assets values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not include sales charges.
(d) Ratios are annualized and based on average daily net assets of $73,921,565.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.90% (including interest expense) and 1.76% (excluding interest expense).
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                                    CLASS R
                                                              ---------------------------------------------------
                                                                                                    JUNE 3, 2002
                                                              SIX MONTHS           YEAR ENDED        (DATE SALES
                                                                 ENDED              JULY 31,        COMMENCED) TO
                                                              JANUARY 31,       ----------------      JULY 31,
                                                                 2005            2004      2003         2002
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.01          $ 9.16    $ 9.27       $ 9.13
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.15            0.27(a)   0.30(a)      0.07(b)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.02            0.01     (0.02)        0.14
=================================================================================================================
    Total from investment operations                              0.17            0.28      0.28         0.21
=================================================================================================================
Less distributions from net investment income                    (0.19)          (0.43)    (0.39)       (0.07)
=================================================================================================================
Net asset value, end of period                                  $ 8.99          $ 9.01    $ 9.16       $ 9.27
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(c)                                                   1.90%           3.08%     2.99%        2.34%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $5,084          $4,422    $4,057       $   34
=================================================================================================================
Ratio of expenses to average net assets (including interest
  expense)                                                        1.38%(d)(e)     1.26%     1.15%        1.19%(f)
=================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense)                                                        1.24%(d)(e)     1.19%     1.14%        1.15%(f)
=================================================================================================================
Ratio of net investment income to average net assets              3.13%(d)        2.90%     3.22%        4.33%(f)
=================================================================================================================
Ratio of interest expense to average net assets                   0.14%(d)        0.07%     0.01%        0.04%(f)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(g)                                          94%            142%      275%         146%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydowns gains and losses as adjustments to investment income, the investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 4.85%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net assets values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $4,777,434.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.40% (including interest expense) and 1.26% (excluding interest expense).
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                         INVESTOR CLASS
                                                              ------------------------------------
                                                                                SEPTEMBER 30, 2003
                                                              SIX MONTHS           (DATE SALES
                                                                 ENDED            COMMENCED) TO
                                                              JANUARY 31,            JULY 31,
                                                                 2005                  2004
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  9.01              $  9.30
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.15                 0.24(a)
--------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.03                (0.15)
==================================================================================================
    Total from investment operations                               0.18                 0.09
==================================================================================================
Less distributions from net investment income                     (0.20)               (0.38)
==================================================================================================
Net asset value, end of period                                  $  8.99              $  9.01
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                    2.05%                1.02%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $71,022              $76,771
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets (including interest
  expense)                                                         1.11%(c)(d)          0.98%(e)
==================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense)                                                         0.98%(c)(d)          0.91%(e)
==================================================================================================
Ratio of net investment income to average net assets               3.40%(c)             3.18%(e)
==================================================================================================
Ratio of interest expense to average net assets                    0.14%(c)             0.07%(e)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(f)                                           94%                 142%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net assets values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $74,635,979.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.13% (including interest expense) and 0.99% (excluding interest expense).
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal

Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2005
(Unaudited)

                                                            PAR
                                               MATURITY    (000)       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY NOTES--100.10%(a)

1.63%                                          02/28/06   $29,200   $ 28,789,448
--------------------------------------------------------------------------------
1.50%                                          03/31/06    29,200     28,711,776
--------------------------------------------------------------------------------
2.25%                                          04/30/06    29,200     28,921,724
--------------------------------------------------------------------------------
2.50%                                          05/31/06    29,300     29,080,250
--------------------------------------------------------------------------------
2.75%                                          06/30/06    29,300     29,162,583
--------------------------------------------------------------------------------
2.75%                                          07/31/06    29,300     29,139,729
--------------------------------------------------------------------------------
2.38%                                          08/31/06    29,300     28,956,604
--------------------------------------------------------------------------------
2.50%                                          09/30/06    29,300     28,970,375
--------------------------------------------------------------------------------
2.50%                                          10/31/06    29,300     28,942,833
--------------------------------------------------------------------------------
2.88%                                          11/30/06    29,200     29,008,448
--------------------------------------------------------------------------------
3.00%                                          12/31/06    29,200     29,063,052
--------------------------------------------------------------------------------
3.13%                                          01/31/07    29,200     29,113,276
================================================================================
TOTAL INVESTMENTS (Cost
  $350,334,982)--100.10%                                             347,860,098
================================================================================
OTHER ASSETS LESS LIABILITIES--(0.10)%                                  (359,446)
================================================================================
NET ASSETS--100.00%                                                 $347,500,652
________________________________________________________________________________
================================================================================

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at January 31, 2005 was $347,860,098, which represented 100% of the Fund's Total Investments. See Note 1A.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $350,334,982)                                $347,860,098
-----------------------------------------------------------
Cash                                                 11,318
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  182,350
-----------------------------------------------------------
  Interest                                        1,661,463
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               71,632
-----------------------------------------------------------
Other assets                                         34,850
===========================================================
    Total assets                                349,821,711
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          1,974,753
-----------------------------------------------------------
  Dividends                                          81,589
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                103,157
-----------------------------------------------------------
Accrued distribution fees                            49,335
-----------------------------------------------------------
Accrued trustees' fees                                1,567
-----------------------------------------------------------
Accrued transfer agent fees                          58,919
-----------------------------------------------------------
Accrued operating expenses                           51,739
===========================================================
    Total liabilities                             2,321,059
===========================================================
Net assets applicable to shares outstanding    $347,500,652
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $352,019,847
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                          (2,044,311)
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                          (2,474,884)
===========================================================
                                               $347,500,652
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $292,216,757
___________________________________________________________
===========================================================
Class A3                                       $ 45,636,049
___________________________________________________________
===========================================================
Institutional Class                            $  9,647,846
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          28,721,254
___________________________________________________________
===========================================================
Class A3                                          4,486,622
___________________________________________________________
===========================================================
Institutional Class                                 948,034
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.17
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.17 divided
      by 99.00%)                               $      10.27
___________________________________________________________
===========================================================
Class A3:
  Net asset value and offering price per
    share                                      $      10.17
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.18
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 4,846,740
=========================================================================

EXPENSES:

Advisory fees                                                     426,783
-------------------------------------------------------------------------
Administrative services fees                                       59,162
-------------------------------------------------------------------------
Custodian fees                                                     15,327
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         251,986
-------------------------------------------------------------------------
  Class A3                                                         92,058
-------------------------------------------------------------------------
Transfer agent fees -- Class A and A3                             275,237
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                          2,486
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             16,087
-------------------------------------------------------------------------
Other                                                             134,342
=========================================================================
    Total expenses                                              1,273,468
=========================================================================
Less: Expenses reimbursed and expense offset arrangement          (30,972)
=========================================================================
    Net expenses                                                1,242,496
=========================================================================
Net investment income                                           3,604,244
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities            (1,960,326)
=========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                          (387,446)
=========================================================================
Net gain (loss) from investment securities                     (2,347,772)
=========================================================================
Net increase in net assets resulting from operations          $ 1,256,472
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2005 and the year ended July 31, 2004 (Unaudited)

                                                                   JANUARY 31,           JULY 31,
                                                                      2005                 2004
----------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                           $  3,604,244         $   5,991,277
----------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities               (1,960,326)            1,748,721
----------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                             (387,446)           (3,318,626)
====================================================================================================
    Net increase in net assets resulting from operations             1,256,472             4,421,372
====================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                           (2,856,372)           (5,263,370)
----------------------------------------------------------------------------------------------------
  Class A3                                                            (394,110)             (673,245)
----------------------------------------------------------------------------------------------------
  Institutional Class                                                 (353,762)              (54,662)
====================================================================================================
    Total distributions from net investment income                  (3,604,244)           (5,991,277)
====================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                             (404,032)           (7,809,878)
----------------------------------------------------------------------------------------------------
  Class A3                                                             (62,664)           (1,227,797)
----------------------------------------------------------------------------------------------------
  Institutional Class                                                  (11,572)              (65,405)
====================================================================================================
    Total distributions from net realized gains                       (478,268)           (9,103,080)
====================================================================================================
    Decrease in net assets resulting from distributions             (4,082,512)          (15,094,357)
====================================================================================================
Share transactions-net:
  Class A                                                          (72,031,613)         (202,394,161)
----------------------------------------------------------------------------------------------------
  Class A3                                                         (12,474,690)          (34,485,413)
----------------------------------------------------------------------------------------------------
  Institutional Class                                                5,265,924               804,199
====================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                            (79,240,379)         (236,075,375)
====================================================================================================
    Net increase (decrease) in net assets                          (82,066,419)         (246,748,360)
====================================================================================================

NET ASSETS:

  Beginning of period                                              429,567,071           676,315,431
====================================================================================================
  End of period (including undistributed net investment
    income of $0 and $0, respectively)                            $347,500,652         $ 429,567,071
____________________________________________________________________________________________________
====================================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to seek liquidity with minimum fluctuation in principal value, and consistent with this objective, the highest total return achievable.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value.

       Securities with a demand feature exercisable within one to seven days are valued at par. Securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Fund's valuation committee following procedures approved by the Board of Trustees determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security.

       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.20% on the first $500 million of the Fund's average daily net assets, plus 0.175% on the Fund's average daily net assets in excess of $500 million.

    For the six months ended January 31, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $26,946 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2005, AIM was paid $59,162.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. AISI did not reimburse fees during the period under this expense limitation. For the six months ended January 31, 2005, the Fund paid AISI $275,237 for Class A and Class A3 shares and $2,486 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class A3 and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Class A3 shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.15% of the Fund's average daily net assets of Class A shares and 0.35% of the average daily net assets of Class A3 shares. Of these amounts, up to 0.25% of the average daily net assets of Class A or Class A3 shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2005, the Class A and Class A3 shares paid $251,986 and $92,058, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended January 31, 2005, AIM Distributors advised the Fund that it retained $3,469 in front-end sales commissions from the sale of Class A shares and $0 from Class A shares, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $4,026.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2005, the Fund paid legal fees of $3,095 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowing from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund had no tax capital loss carryforward as of July 31, 2004.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2005 was $359,368,564 and $436,142,291, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       $(2,523,692)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                       $(2,523,692)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $350,383,790.

NOTE 8--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A shares, Class A3 shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class A3 shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. As of the close of business on October 30, 2002, Class A shares were closed to new investors.


                                             CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                    JANUARY 31, 2005                 JULY 31, 2004
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                         895,952    $   9,141,194      3,482,603    $  36,172,611
--------------------------------------------------------------------------------------------------------------------------
  Class A3                                                      1,072,614       10,981,479      4,853,301       50,405,765
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          15,170,820      155,983,386        376,893        3,884,266
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         268,406        2,745,786      1,035,600       10,707,071
--------------------------------------------------------------------------------------------------------------------------
  Class A3                                                         39,584          404,763        162,517        1,679,454
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               6,749           69,001          6,332           65,314
==========================================================================================================================
Reacquired:
  Class A                                                      (8,199,702)     (83,918,593)   (23,998,493)    (249,273,843)
--------------------------------------------------------------------------------------------------------------------------
  Class A3                                                     (2,330,475)     (23,860,932)    (8,336,627)     (86,570,632)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (14,682,466)    (150,786,463)      (304,380)      (3,145,381)
==========================================================================================================================
                                                               (7,758,518)   $ (79,240,379)   (22,722,254)   $(236,075,375)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 6% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                               YEAR ENDED JULY 31,
                                                 JANUARY 31,       --------------------------------------------------------------
                                                    2005             2004        2003        2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  10.25         $  10.46    $  10.53    $  10.26       $   9.96       $  10.03
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.09(a)          0.12        0.19        0.33(b)        0.52(a)        0.51
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         (0.07)           (0.04)       0.03        0.27           0.31          (0.07)
=================================================================================================================================
    Total from investment operations                  0.02             0.08        0.22        0.60           0.83           0.44
=================================================================================================================================
Less distributions:
  Dividends from net investment income               (0.09)           (0.12)      (0.19)      (0.33)         (0.53)         (0.51)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              (0.01)           (0.17)      (0.10)         --             --             --
=================================================================================================================================
    Total distributions                              (0.10)           (0.29)      (0.29)      (0.33)         (0.53)         (0.51)
=================================================================================================================================
Net asset value, end of period                    $  10.17         $  10.25    $  10.46    $  10.53       $  10.26       $   9.96
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                       0.20%            0.75%       2.18%       5.89%          8.53%          4.50%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $292,217         $366,473    $577,993    $696,259       $507,799       $300,058
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                    0.58%(d)         0.59%       0.53%       0.48%          0.56%          0.54%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                    0.59%(d)         0.60%       0.53%       0.48%          0.56%          0.54%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              1.69%(d)         1.13%       1.85%       3.12%(b)       5.15%          5.07%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                              87%             100%        124%        149%           137%           122%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.34 and the ratio of net investment income to average net assets would have been 3.29%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $333,242,326.
(e)  Not annualized for periods less than one year.

                                                                                  CLASS A3
                                                              ------------------------------------------------
                                                                                              OCTOBER 31, 2002
                                                              SIX MONTHS                        (DATE SALES
                                                                 ENDED          YEAR ENDED     COMMENCED) TO
                                                              JANUARY 31,        JULY 31,         JULY 31,
                                                                 2005              2004             2003
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.25          $ 10.46          $ 10.59
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.08(a)          0.10             0.13
==============================================================================================================
  Net gains(losses) on securities (both realized and
    unrealized)                                                   (0.07)           (0.04)           (0.04)
==============================================================================================================
    Total from investment operations                               0.01             0.06             0.09
==============================================================================================================
Less distributions:
  Dividends from net investment income                            (0.08)           (0.10)           (0.12)
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.01)           (0.17)           (0.10)
==============================================================================================================
    Total distributions                                           (0.09)           (0.27)           (0.22)
==============================================================================================================
Net asset value, end of period(b)                               $ 10.17          $ 10.25          $ 10.46
______________________________________________________________________________________________________________
==============================================================================================================
Total return                                                       0.11%            0.56%            0.88%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $45,636          $58,458          $94,409
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.78%(c)         0.79%            0.73%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.80%(c)         0.80%            0.73%(d)
==============================================================================================================
Ratio of net investment income to average net assets               1.49%(c)         0.93%            1.65%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                                           87%             100%             124%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $52,175,854.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                    INSTITUTIONAL CLASS
                                                           ----------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                          YEAR ENDED JULY 31,
                                                           JANUARY 31,       ----------------------------------------------------
                                                              2005            2004      2003      2002         2001         2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $10.25          $10.46    $10.53    $10.26       $ 9.96       $10.03
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.10(a)         0.14      0.22      0.34(b)      0.54(a)      0.54
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.06           (0.04)     0.03      0.27         0.31        (0.07)
=================================================================================================================================
    Total from investment operations                           0.04            0.10      0.25      0.61         0.85         0.47
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.10)          (0.14)    (0.22)    (0.34)       (0.55)       (0.54)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       (0.01)          (0.17)    (0.10)       --           --           --
=================================================================================================================================
    Total distributions                                       (0.11)          (0.31)    (0.32)    (0.34)       (0.55)       (0.54)
=================================================================================================================================
Net asset value, end of period                               $10.18          $10.25    $10.46    $10.53       $10.26       $ 9.96
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                0.41%           1.01%     2.42%     6.05%        8.80%        4.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $9,648          $4,641    $3,913    $2,970       $1,812       $2,455
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               0.30%(d)        0.34%     0.30%     0.34%        0.33%        0.29%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            0.32%(d)        0.35%     0.30%     0.34%        0.41%        0.29%
=================================================================================================================================
Ratio of net investment income to average net assets           1.97%(d)        1.38%     2.08%     3.26%(b)     5.38%        5.31%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                       87%            100%      124%      149%         137%         122%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.35 and the ratio of net investment income to average net assets would have been 3.43%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $37,885,897.
(e)  Not annualized for periods less than one year.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the

Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages;

rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2005
(Unaudited)


                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------
COMMERCIAL PAPER-22.12%(A)

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-7.06%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor) (Acquired 09/22/04; Cost
  $65,500,638)
  2.03%(b)                                     03/14/05   $66,000   $   65,834,839
----------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)
  (Acquired 01/13/05; Cost $24,952,472)
  2.36%(b)                                     02/11/05    25,000       24,983,611
==================================================================================
                                                                        90,818,450
==================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-7.85%

Concord Minutemen Capital Co., LLC-Series A
  (Liberty Hampshire Co., LLC (The)-ABS
  Program Sponsor) (Acquired 11/24/04; Cost
  $47,711,290)
  2.25%(b)                                     02/08/05    47,939       47,918,027
----------------------------------------------------------------------------------
  (Acquired 01/10/05; Cost $18,200,440)
  2.34%(b)                                     02/09/05    18,236       18,226,517
----------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A
  (Liberty Hampshire Co., LLC (The)-ABS
  Program Sponsor) (Acquired 01/25/05; Cost
  $34,899,550)
  2.52%(b)                                     03/08/05    35,000       34,914,250
==================================================================================
                                                                       101,058,794
==================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-4.09%

Charta LLC (Citibank N.A.-ABS Program
  Sponsor) (Acquired 01/21/05; Cost
  $19,344,764)
  2.50%(b)                                     03/03/05    19,400       19,359,583
----------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (JPMorgan
  Chase Bank-ABS Program Sponsor) (Acquired
  01/12/05; Cost $33,156,115)
  2.35%(b)                                     02/10/05    33,219       33,199,484
==================================================================================
                                                                        52,559,067
==================================================================================

                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------


INVESTMENT BANKING & BROKERAGE-3.12%

Goldman Sachs Group, Inc. (The) (Acquired
  01/14/05; Cost $40,048,316)
  2.32%(b)                                     02/03/05   $40,100   $   40,094,832
==================================================================================
    Total Commercial Paper (Cost
      $284,531,143)                                                    284,531,143
==================================================================================

ASSET-BACKED SECURITIES-12.88%

FULLY BACKED-2.33%

Racers Trust-Series 2004-6-MM, Floating Rate
  MTN (Acquired 04/13/04; Cost $30,000,000)
  2.52%(b)(c)                                  07/22/05    30,000       30,000,000
==================================================================================

STRUCTURED-10.55%

Holmes Financing (No. 8) PLC (United
  Kingdom)-Series 8, Class 1A, Floating Rate
  Bonds
  2.43%(c)                                     04/15/05    45,000       45,000,000
----------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 17A, Class A-1, Putable
  Floating Rate Bonds (Acquired 02/10/04;
  Cost $40,653,500)
  2.45%(b)(c)                                  02/14/05    40,654       40,653,500
----------------------------------------------------------------------------------
Wachovia Asset Securitization, Inc.-Series
  2004-HM2A, Class A, Putable Floating Rate
  Bonds, (Acquired 12/16/04; Cost
  $50,000,000)
  2.52%(b)(c)(d)                               12/25/34    50,000       50,000,000
==================================================================================
                                                                       135,653,500
==================================================================================
    Total Asset-Backed Securities (Cost
      $165,653,500)                                                    165,653,500
==================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-8.93%

FEDERAL HOME LOAN BANK (FHLB)-3.11%

Unsec. Bonds,
  1.20%                                        02/28/05    25,000       24,998,269
----------------------------------------------------------------------------------
  1.35%                                        04/29/05    15,000       15,000,000
==================================================================================
                                                                        39,998,269
==================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-5.82%

Disc. Notes,
  2.07%(a)                                     02/01/05    24,880       24,880,000
----------------------------------------------------------------------------------
Unsec. Notes,
  1.66%                                        05/20/05    25,000       25,000,000
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  2.56%(e)                                     10/21/05    25,000       24,985,245
==================================================================================
                                                                        74,865,245
==================================================================================
    Total U.S. Government Agency Securities
      (Cost $114,863,514)                                              114,863,514
==================================================================================


                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------

MEDIUM-TERM NOTES-6.45%

Money Market Trust LLY-Series 2004-B,
  Floating Rate Notes (Acquired 12/03/02;
  Cost $50,000,000)
  2.44%(b)(c)(f)                               06/03/05   $50,000   $   50,000,000
----------------------------------------------------------------------------------
Procter & Gamble Co. (The); Floating Rate MTN
  2.42%(e)                                     01/10/06    33,000       33,000,000
==================================================================================
    Total Medium-Term Notes (Cost
      $83,000,000)                                                      83,000,000
==================================================================================

MASTER NOTE AGREEMENTS-5.83%(G)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/23/04; Cost $75,000,000)
  2.64%(b)(h)(i)                               02/23/05    75,000       75,000,000
==================================================================================

CERTIFICATES OF DEPOSIT-5.67%

Northern Rock PLC (United Kingdom)
  2.25%                                        04/04/05    18,000       18,000,000
----------------------------------------------------------------------------------
Societe Generale S.A. (France)
  3.00%                                        12/21/05    15,000       15,000,000
----------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  3.00%                                        11/30/05    40,000       40,000,000
==================================================================================
    Total Certificates of Deposit (Cost
      $73,000,000)                                                      73,000,000
==================================================================================

VARIABLE RATE DEMAND NOTES-2.89%(D)(G)(J)

INSURED-0.50%

Michigan (State of) Housing Development
  Authority; Taxable Series 2000 C RB,
  2.38%(k)                                     12/01/20     6,405        6,405,000
==================================================================================

LETTER OF CREDIT-2.39%(L)

California (State of), ABAG Finance Authority
  for Nonprofit Corporations (YMCA of San
  Francisco); Refunding Taxable Series 2004-A
  RB
  (LOC-Wells Fargo Bank, N.A.)
  2.52%                                        10/01/29     9,410        9,410,000
----------------------------------------------------------------------------------
FE, LLC-Series A, Loan Program Notes
  (LOC-Fifth Third Bank)
  2.45%                                        04/01/28     8,260        8,260,000
----------------------------------------------------------------------------------
Miami-Dade (County of), Florida Industrial
  Development Authority (Dolphins Stadium);
  Taxable Series 2000 IDR (LOC-Societe
  Generale S.A.)
  2.38%                                        07/01/22       100          100,000
----------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Viking Range Corp. Project); Taxable
  Series 2000 IDR (LOC-Bank of America N.A.)
  2.62%                                        06/01/15    12,960       12,960,000
==================================================================================
                                                                        30,730,000
==================================================================================
    Total Variable Rate Demand Notes (Cost
      $37,135,000)                                                      37,135,000
==================================================================================

                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------


PROMISSORY NOTES-1.94%

Goldman Sachs Group, Inc. (The) (Acquired
  01/06/05; Cost $25,000,000)
  2.62%(b)(f)(i)                               07/13/05   $25,000   $   25,000,000
==================================================================================

FUNDING AGREEMENTS-1.55%

New York Life Insurance Co. (Acquired
  04/07/04; Cost $20,000,000)
  2.50%(b)(c)(f)                               04/06/05    20,000       20,000,000
==================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $878,183,157)                                  878,183,157
==================================================================================

REPURCHASE AGREEMENTS-34.66%

Banc of America Securities LLC
  2.56%(m)                                     02/01/05    50,000       50,000,000
----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  2.51%(n)                                     02/01/05    20,908       20,908,376
----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  2.52%(o)                                     02/01/05    50,000       50,000,000
----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  2.56%(p)                                     02/01/05    65,000       65,000,000
----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  2.56%(q)                                     02/01/05    35,000       35,000,000
----------------------------------------------------------------------------------
Goldman, Sachs & Co.
  2.52%(r)                                     02/01/05    50,000       50,000,000
----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  2.52%(s)                                     02/01/05    50,000       50,000,000
----------------------------------------------------------------------------------
Morgan Stanley
  2.53%(t)                                     02/01/05    50,000       50,000,000
----------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  2.52%(u)                                     02/01/05    25,000       25,000,000
----------------------------------------------------------------------------------
Wachovia Securities, Inc.
  2.57%(v)                                     02/01/05    50,000       50,000,000
==================================================================================
    Total Repurchase Agreements (Cost
      $445,908,376)                                                    445,908,376
==================================================================================
TOTAL INVESTMENTS-102.92% (Cost
  $1,324,091,533)(w)                                                 1,324,091,533
==================================================================================
OTHER ASSETS LESS LIABILITIES-(2.92%)                                  (37,539,428)
==================================================================================
NET ASSETS-100.00%                                                  $1,286,552,105
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
Disc.   - Discounted
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
RB      - Revenue Bonds
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at January 31, 2005 was $575,184,643, which represented 44.71% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest rate is redetermined monthly. Rate shown is the rate in effect on January 31, 2005.
(d) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(e) Interest rate is redetermined quarterly. Rate shown is the rate in effect on January 31, 2005.
(f) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at January 31, 2005 was $95,000,000, which represented 7.38% of the Fund's Net Assets.
(g) Investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand.
(i) The interest rate is redetermined daily. Rate shown is the rate in effect on January 31, 2005.
(j) Interest rate is redetermined weekly. Rate shown is the rate in effect on January 31, 2005.
(k) Principal and/or interest payments are secured by bond insurance provided by MBIA Insurance Corp.
(l) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m) Repurchase agreement entered into 01/31/05 with a maturing value of $50,003,556. Collateralized by $46,022,266 corporate obligations, 6.88% to 8.38% due 04/15/06 to 12/15/31 with an aggregate market value at 01/31/05 of $52,500,000.
(n) Joint repurchase agreement entered into 01/31/05 with an aggregate maturing value of $250,017,431. Collateralized by $255,560,000 U.S. Government obligations, 2.88% to 7.00% due 07/15/05 to 01/15/10 with an aggregate market value at 01/31/05 of $255,000,960. The amount to be received upon repurchase by the Fund is $20,909,834.
(o) Joint repurchase agreement entered into 01/31/05 with an aggregate maturing value of $250,017,500. Collateralized by $247,511,210 U.S. Government obligations, 3.63% to 7.50% due 02/01/19 to 01/01/35 with an aggregate market value at 01/31/05 of $255,000,000. The amount to be received upon repurchase by the Fund is $50,003,500.
(p) Repurchase agreement entered into 01/31/05 with a maturing value of $65,004,622. Collateralized by $64,194,067 corporate and municipal obligations, 4.00% to 6.40% due 05/15/06 to 09/01/29 with an aggregate market value at 01/31/05 of $68,250,001.
(q) Repurchase agreement entered into 01/31/05 with a maturing value of $35,002,489. Collateralized by $900,743,037 corporate obligations, 0% due 09/15/14 to 04/25/35 with an aggregate market value at 01/31/05 of $36,750,001.
(r) Joint repurchase agreement entered into 01/31/05 with an aggregate maturing value of $250,017,500. Collateralized by $254,261,597 U.S. Government obligations, 0% to 5.00% due 06/16/05 to 01/01/35 with an aggregate market value at 01/31/05 of $255,000,441. The amount to be received upon repurchase by the Fund is $50,003,500.
(s) Joint repurchase agreement entered into 01/31/05 with an aggregate maturing value of $250,017,500. Collateralized by $285,989,000 U.S. Government obligations, 0% to 9.38% due 04/15/05 to 04/15/30 with an aggregate market value at 01/31/05 of $255,001,297. The amount to be received upon repurchase by the Fund is $50,003,500.
(t) Joint repurchase agreement entered into 01/31/05 with an aggregate maturing value of $250,017,569. Collateralized by $257,074,626 U.S. Government obligations, 5.00% to 6.00% due 10/01/34 to 01/01/35 with an aggregate market value at 01/31/05 of $257,230,443. The amount to be received upon repurchase by the Fund is $50,003,514.
(u) Joint repurchase agreement entered into 01/31/05 with an aggregate maturing value of $250,017,500. Collateralized by $278,598,472 U.S. Government obligations, 0% to 5.25% due 03/15/06 to 07/01/34 with an aggregate market value at 01/31/05 of $255,000,000. The amount to be received upon repurchase by the Fund is $25,001,750.
(v) Joint repurchase agreement entered into 01/31/05 with an aggregate maturing value of $500,035,694. Collateralized by $519,701,837 corporate obligations, 0% to 4.85% due 02/25/30 to 01/25/45 with an aggregate market value at 01/31/05 of $525,000,000. The amount to be received upon repurchase by the Fund is $50,003,569.
(w) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $878,183,157)    $  878,183,157
------------------------------------------------------------
Repurchase agreements (cost $445,908,376)        445,908,376
============================================================
    Total investments (cost $1,324,091,533)    1,324,091,533
============================================================
Receivables for:
  Fund shares sold                                 6,591,753
------------------------------------------------------------
  Interest                                         1,284,773
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               240,123
------------------------------------------------------------
Other assets                                         126,179
============================================================
    Total assets                               1,332,334,361
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          44,530,269
------------------------------------------------------------
  Dividends                                           27,694
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 343,485
------------------------------------------------------------
Accrued distribution fees                            338,695
------------------------------------------------------------
Accrued trustees' fees                                 2,895
------------------------------------------------------------
Accrued transfer agent fees                          420,165
------------------------------------------------------------
Accrued operating expenses                           119,053
============================================================
    Total liabilities                             45,782,256
============================================================
Net assets applicable to shares outstanding   $1,286,552,105
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,286,657,170
------------------------------------------------------------
Undistributed net investment income                  (88,563)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (16,502)
============================================================
                                              $1,286,552,105
____________________________________________________________
============================================================

NET ASSETS:

AIM Cash Reserve Shares                       $  605,001,697
____________________________________________________________
============================================================
Class B                                       $  267,305,663
____________________________________________________________
============================================================
Class C                                       $   76,193,587
____________________________________________________________
============================================================
Class R                                       $   16,535,500
____________________________________________________________
============================================================
Investor Class                                $  321,515,658
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

AIM Cash Reserve Shares                          605,222,011
____________________________________________________________
============================================================
Class B                                          267,402,867
____________________________________________________________
============================================================
Class C                                           76,220,108
____________________________________________________________
============================================================
Class R                                           16,540,553
____________________________________________________________
============================================================
Investor Class                                   321,619,395
____________________________________________________________
============================================================
Net asset value and offering price per share
  for each class                              $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $13,892,608
=========================================================================

EXPENSES:

Advisory fees                                                   2,813,914
-------------------------------------------------------------------------
Administrative services fees                                      188,515
-------------------------------------------------------------------------
Custodian fees                                                     63,440
-------------------------------------------------------------------------
Distribution fees:
  AIM Cash Reserve Shares                                         886,516
-------------------------------------------------------------------------
  Class B                                                       1,562,532
-------------------------------------------------------------------------
  Class C                                                         419,870
-------------------------------------------------------------------------
  Class R                                                          45,693
-------------------------------------------------------------------------
Transfer agent fees                                             2,181,272
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             38,497
-------------------------------------------------------------------------
Other                                                             383,920
=========================================================================
    Total expenses                                              8,584,169
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                  (1,970,738)
=========================================================================
    Net expenses                                                6,613,431
=========================================================================
Net investment income                                           7,279,177
=========================================================================
Net increase in net assets resulting from operations          $ 7,279,177
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2005 and the year ended July 31, 2004 (Unaudited)

                                                               JANUARY 31,         JULY 31,
                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    7,279,177    $    7,381,726
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                     --           (16,502)
==============================================================================================
    Net increase in net assets resulting from operations           7,279,177         7,365,224
==============================================================================================
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                         (3,763,024)       (4,544,908)
----------------------------------------------------------------------------------------------
  Class B                                                           (868,957)         (234,827)
----------------------------------------------------------------------------------------------
  Class C                                                           (337,687)         (297,797)
----------------------------------------------------------------------------------------------
  Class R                                                            (76,021)          (21,561)
----------------------------------------------------------------------------------------------
  Investor Class                                                  (2,232,989)       (2,388,098)
==============================================================================================
    Total distributions from net investment income                (7,278,678)       (7,487,191)
==============================================================================================
Distributions to shareholders from net realized gains:
  AIM Cash Reserve Shares                                                 --           (23,639)
----------------------------------------------------------------------------------------------
  Class B                                                                 --           (12,696)
----------------------------------------------------------------------------------------------
  Class C                                                                 --            (2,804)
----------------------------------------------------------------------------------------------
  Class R                                                                 --              (122)
----------------------------------------------------------------------------------------------
  Investor Class                                                          --           (12,995)
==============================================================================================
    Total distributions from net realized gains                           --           (52,256)
==============================================================================================
    Decrease in net assets resulting from distributions           (7,278,678)       (7,539,447)
==============================================================================================
Share transactions-net:
  AIM Cash Reserve Shares                                       (119,559,567)     (464,079,273)
----------------------------------------------------------------------------------------------
  Class B                                                        (68,563,488)     (207,835,642)
----------------------------------------------------------------------------------------------
  Class C                                                        (17,264,762)      (19,820,331)
----------------------------------------------------------------------------------------------
  Class R                                                          1,019,512         9,240,771
----------------------------------------------------------------------------------------------
  Investor Class                                                 (37,723,380)      359,038,712
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (242,091,685)     (323,455,763)
==============================================================================================
    Net increase (decrease) in net assets                       (242,091,186)     (323,629,986)
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,528,643,291     1,852,273,277
==============================================================================================
  End of period (including undistributed net investment
    income of $(88,563) and $(89,062), respectively)          $1,286,552,105    $1,528,643,291
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.40% on the first $1 billion of the Fund's average daily net assets, plus 0.35% on the Fund's average daily net assets in excess of $1 billion. AIM and/or A I M Distributors, Inc. ("AIM Distributors") voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yield. Waivers and/or reimbursements may be changed from time to time. During six months ended January 31, 2005, AIM waived fees of $1,288,000.

    For the six months ended January 31, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $69,003 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2005, AIM was paid $188,515.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the six months ended January 31, 2005, the Fund paid AISI $2,181,272 for AIM Cash Reserves Shares, Class B, Class C, Class R and Investor Class share classes.

    The Trust has entered into master distribution agreements with AIM Distributors to serve as the distributor for the AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve Shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the AIM Cash Reserve Shares, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2005, the AIM Cash Reserve Shares, Class B, Class C and Class R shares paid $886,516, $1,172,303, $210,050 and $45,693, respectively, after AIM Distributors waived and/or reimbursed Plan fees of $390,229 and $209,820 for Class B and Class C shares, respectively.

    Contingent deferred sales charges ("CDSC") are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended January 31, 2005, AIM Distributors advised the Fund that it retained $17,565, $88,781, $14,754 and $0 from AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $13,686.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2005, the Fund paid legal fees of $5,263 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended January 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

NOTE 7--SHARE INFORMATION

The Fund currently consists of six different classes of shares: AIM Cash Reserve Shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class B shares and Class C shares are sold with CDSC. AIM Cash Reserve Shares, Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to AIM Cash Reserve Shares eight years after the end of the calendar month of purchase. Institutional Class shares have not commenced operations.

                                                 CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                      YEAR ENDED
                                                                    JANUARY 31, 2005                    JULY 31, 2004
                                                              -----------------------------    --------------------------------
                                                                 SHARES          AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  AIM Cash Reserve Shares                                      461,069,933    $ 461,069,934     1,723,348,635    $1,723,344,384
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       78,356,086       78,356,086       228,892,152       228,892,271
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       47,185,372       47,185,372       234,053,412       234,058,115
-------------------------------------------------------------------------------------------------------------------------------
  Class R                                                       12,307,339       12,307,339        28,780,786        28,780,786
-------------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                            164,486,262      164,486,262       370,467,337       370,479,287
===============================================================================================================================
Issued as reinvestment of dividends:
  AIM Cash Reserve Shares                                        3,626,230        3,626,231         4,233,613         4,233,613
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                          801,315          801,314           227,988           227,989
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                          321,590          321,589           273,990           273,990
-------------------------------------------------------------------------------------------------------------------------------
  Class R                                                           75,851           75,851            20,662            20,662
-------------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                              2,165,982        2,165,982         2,317,119         2,317,119
===============================================================================================================================
Issued in connection with acquisitions:(b)
  AIM Cash Reserve Shares                                               --               --           669,132           669,697
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                               --               --           253,059           252,879
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                               --               --         8,223,808         8,218,055
-------------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                        --               --       433,127,527       432,821,214
===============================================================================================================================
Automatic conversion of Class B shares to AIM Cash Reserve
  Shares:
  AIM Cash Reserve Shares                                        2,759,572        2,759,573        32,054,831        32,054,836
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (2,759,572)      (2,759,573)      (32,054,831)      (32,054,836)
===============================================================================================================================
Reacquired:
  AIM Cash Reserve Shares                                     (587,015,327)    (587,015,305)   (2,224,381,846)   (2,224,381,803)
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (144,961,312)    (144,961,315)     (405,153,776)     (405,153,945)
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (64,771,722)     (64,771,723)     (262,370,490)     (262,370,491)
-------------------------------------------------------------------------------------------------------------------------------
  Class R                                                      (11,363,678)     (11,363,678)      (19,560,677)      (19,560,677)
-------------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                           (204,375,621)    (204,375,624)     (446,569,211)     (446,578,908)
===============================================================================================================================
                                                              (242,091,700)   $(242,091,685)     (323,146,780)   $ (323,455,763)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Investor Class shares commenced sales on September 30, 2003.
(b) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Cash Reserves Fund, pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Cash Reserves Fund shareholders on October 21, 2003. The acquisition was accomplished by tax-free exchange of 442,273,526 shares of the Fund for 442,273,526 shares of INVESCO Cash Reserves Fund outstanding as of the close of business on October 31, 2003. INVESCO Cash Reserves Fund's net assets at that date of $441,961,845 were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $1,395,903,235.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            AIM CASH RESERVE SHARES
                                               ----------------------------------------------------------------------------------
                                               SIX MONTHS                                                            SEVEN MONTHS
                                                  ENDED                        YEAR ENDED JULY 31,                      ENDED
                                               JANUARY 31,       ------------------------------------------------      JULY 31,
                                                  2005             2004         2003          2002         2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $   1.00         $   1.00    $     1.00    $     1.00    $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.0054           0.0056        0.0064        0.0141      0.0467        0.0300(a)
=================================================================================================================================
Less distributions:
  Dividends from net investment income           (0.0054)         (0.0056)      (0.0064)      (0.0141)    (0.0467)      (0.0300)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --          (0.0000)           --            --          --            --
=================================================================================================================================
    Total distributions                          (0.0054)         (0.0056)      (0.0064)      (0.0141)    (0.0467)      (0.0300)
=================================================================================================================================
Net asset value, end of period                  $   1.00         $   1.00    $     1.00    $     1.00    $   1.00      $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                     0.54%            0.57%         0.64%         1.42%       4.77%         3.03%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $605,002         $724,567    $1,188,876    $1,121,879    $937,532      $912,042
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                  0.84%(c)         0.58%         0.88%         1.01%       1.06%         1.07%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                  1.03%(c)         1.14%         1.03%         1.01%       1.06%         1.07%(d)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                            1.06%(c)         0.55%         0.64%         1.40%       4.61%         5.15%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $703,431,352.
(d)  Annualized.

                                                                                      CLASS B
                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS                                                        SEVEN MONTHS
                                                      ENDED                      YEAR ENDED JULY 31,                    ENDED
                                                   JANUARY 31,       --------------------------------------------      JULY 31,
                                                      2005             2004        2003        2002        2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   1.00         $   1.00    $   1.00    $   1.00    $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.0029           0.0006      0.0007      0.0065      0.0392        0.0256(a)
=================================================================================================================================
Less distributions:
  Dividends from net investment income               (0.0029)         (0.0006)    (0.0007)    (0.0065)    (0.0392)      (0.0256)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --          (0.0000)         --          --          --            --
=================================================================================================================================
    Total distributions                              (0.0029)         (0.0006)    (0.0007)    (0.0065)    (0.0392)      (0.0256)
=================================================================================================================================
Net asset value, end of period                      $   1.00         $   1.00    $   1.00    $   1.00    $   1.00      $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         0.29%            0.06%       0.07%       0.66%       3.99%         2.59%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $267,306         $335,866    $543,811    $717,967    $439,445      $289,327
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        1.34%(c)         1.08%       1.46%       1.76%       1.81%         1.82%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      1.78%(c)         1.89%       1.78%       1.76%       1.81%         1.82%(d)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                0.56%(c)         0.05%       0.06%       0.65%       3.86%         4.40%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $309,958,711.
(d)  Annualized.

                                                                                      CLASS C
                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS                                                        SEVEN MONTHS
                                                      ENDED                      YEAR ENDED JULY 31,                    ENDED
                                                   JANUARY 31,       --------------------------------------------      JULY 31,
                                                      2005             2004        2003        2002        2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   1.00         $   1.00    $   1.00    $   1.00    $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.0041           0.0031      0.0008      0.0065      0.0393        0.0256(a)
=================================================================================================================================
Less distributions:
  Dividends from net investment income               (0.0041)         (0.0031)    (0.0008)    (0.0065)    (0.0393)      (0.0256)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --          (0.0000)         --          --          --            --
=================================================================================================================================
    Total distributions                              (0.0041)         (0.0031)    (0.0008)    (0.0065)    (0.0393)      (0.0256)
=================================================================================================================================
Net asset value, end of period                      $   1.00         $   1.00    $   1.00    $   1.00    $   1.00      $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         0.41%            0.31%       0.09%       0.66%       4.00%         2.59%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $ 76,194         $ 93,457    $113,306    $118,947    $ 86,884      $ 45,457
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        1.09%(c)         0.83%       1.44%       1.76%       1.81%         1.82%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      1.78%(c)         1.89%       1.78%       1.76%       1.81%         1.82%(d)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                0.81%(c)         0.30%       0.08%       0.65%       3.86%         4.40%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $83,289,341.
(d)  Annualized.

                                                                                      CLASS R
                                                              -------------------------------------------------------
                                                                                                        JUNE 30, 2002
                                                                                                         (DATE SALES
                                                              SIX MONTHS             YEAR ENDED          COMMENCED)
                                                                 ENDED                JULY 31,               TO
                                                              JANUARY 31,       --------------------      JULY 31,
                                                                 2005             2004        2003          2002
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   1.00         $   1.00    $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.0041           0.0031      0.0038        0.0010
=====================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.0041)         (0.0031)    (0.0038)      (0.0010)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --          (0.0000)         --            --
=====================================================================================================================
    Total distributions                                         (0.0041)         (0.0031)    (0.0038)      (0.0010)
=====================================================================================================================
Net asset value, end of period                                 $   1.00         $   1.00    $   1.00      $   1.00
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(a)                                                    0.41%            0.31%       0.38%         0.10%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $ 16,536         $ 15,516    $  6,280      $     10
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.09%(b)         0.83%       1.13%         1.26%(c)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.28%(b)         1.39%       1.28%         1.26%(c)
=====================================================================================================================
Ratio of net investment income to average net assets               0.81%(b)         0.30%       0.39%         1.15%(c)
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year.
(b)  Ratios are annualized and based on average net assets of $18,128,357.
(c)  Annualized.

                                                                         INVESTOR CLASS
                                                              ------------------------------------
                                                                                SEPTEMBER 30, 2003
                                                              SIX MONTHS           (DATE SALES
                                                                 ENDED            COMMENCED) TO
                                                              JANUARY 31,            JULY 31,
                                                                 2005                  2004
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   1.00              $   1.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.0067                0.0068
==================================================================================================
Less distributions:
  Dividends from net investment income                          (0.0067)              (0.0068)
--------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --               (0.0000)
==================================================================================================
    Total distributions                                         (0.0067)              (0.0068)
==================================================================================================
Net asset value, end of period                                 $   1.00              $   1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                                                    0.67%                 0.68%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $321,516              $359,236
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.59%(b)              0.33%(c)
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.78%(b)              0.86%(c)
==================================================================================================
Ratio of net investment income to average net assets               1.31%(b)              0.80%(c)
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year.
(b)  Ratios are annualized and based on average net assets of $337,177,683.
(c)  Annualized.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;

(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2005
(Unaudited)


                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE
-----------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.60%

ALABAMA-2.12%

Alabama (State of) Public
  School & College
  Authority; Capital
  Improvement Series 1999 C
  RB
  5.75%, 07/01/17(b)          AA     Aa3    $1,400   $  1,578,192
-----------------------------------------------------------------
Birmingham (City of) Special
  Care Facilities Financing
  Authority (Children's
  Hospital of Alabama);
  Health Care Facility
  Series 2002 RB
  5.38%, 06/01/23(b)(c)       AAA    Aaa     1,500      1,626,825
-----------------------------------------------------------------
Courtland (City of)
  Industrial Development
  Board (Champion
  International Corp.
  Project); Refunding
  Environmental Improvement
  Series 1996 RB
  6.40%, 11/01/26(b)(d)       --    Baa2     2,315      2,445,103
-----------------------------------------------------------------
Jefferson (County of);
  Prerefunded Capital
  Improvement Sewer Series
  2001 A RB Wts
  5.00%, 02/01/11(b)(e)(f)    AAA    Aaa       775        860,087
-----------------------------------------------------------------
Jefferson (County of);
  School Limited Tax Series
  2000 GO Wts
  5.50%, 02/15/20(b)(c)       AAA    Aaa     1,250      1,374,737
-----------------------------------------------------------------
Lauderdale (County of) &
  Florence (City of) Health
  Care Authority (Coffee
  Health Group); Series 2000
  A RB
  6.00%, 07/01/29(b)(c)       AAA    Aaa     1,000      1,135,620
-----------------------------------------------------------------
University of Alabama;
  Series 2004 A RB
  5.00%, 07/01/29(b)(c)       AAA    Aaa     2,000      2,099,440
=================================================================
                                                       11,120,004
=================================================================

ALASKA-0.41%

Alaska (State of) Housing
  Finance Corp. (State
  Building Lease); Series
  1999 RB
  5.75%, 04/01/17(b)(c)       AAA    Aaa     2,000      2,128,060
=================================================================

AMERICAN SAMOA-0.27%

American Samoa (Territory
  of); Refunding Unlimited
  Tax Series 2000 GO
  6.00%, 09/01/08(b)(c)        A     --      1,280      1,392,986
=================================================================

ARIZONA-0.82%

Phoenix (City of) Civic
  Improvement Corp. (Waste
  Water System);
  Jr. Lien 2000 RB
  5.70%, 07/01/08(b)(c)       AAA    Aaa     1,055      1,159,624
-----------------------------------------------------------------

                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE
-----------------------------------------------------------------

ARIZONA-(CONTINUED)

Pima (County of) Unified
  School District (No. 10
  Amphitheater School
  District); School
  Improvement Unlimited Tax
  Series 1992 E GO
  6.50%, 07/01/05(b)          A+     A2     $3,100   $  3,155,056
=================================================================
                                                        4,314,680
=================================================================

ARKANSAS-0.31%

North Little Rock (City of)
  Health Facilities Board
  (Baptist Health); Health
  Care Series 2001 RB
  5.70%, 07/01/22(b)          A+     --        500        526,005
-----------------------------------------------------------------
Van Buren (County of);
  Refunding & Construction
  Sales & Use Tax Series
  2000 RB
  5.60%, 12/01/25(b)(c)       --     Aaa     1,000      1,103,690
=================================================================
                                                        1,629,695
=================================================================

CALIFORNIA-2.17%

ABAG Finance Authority for
  Non-Profit Corps. (Lincoln
  Glen Manor for Senior
  Citizens); Series 2000 COP
  (CEP-Cal-Mortgage)
  6.10%, 02/15/25(b)           A     --      1,000      1,076,600
-----------------------------------------------------------------
ABAG Finance Authority for
  Non-Profit Corps. (Lytton
  Gardens Inc.); Series 1999
  COP (CEP-Cal-Mortgage)
  6.00%, 02/15/19(b)           A     --      1,585      1,720,930
-----------------------------------------------------------------
ABAG Finance Authority for
  Non-Profit Corps. (Odd
  Fellows Home of
  California); Series 1999
  COP (CEP-Cal-Mortgage)
  6.00%, 08/15/24(b)           A     --      1,000      1,070,000
-----------------------------------------------------------------
Big Bear Lake (City of);
  Refunding Water Series
  1996 RB
  6.00%, 04/01/22(b)(c)       AAA    Aaa     2,000      2,478,900
-----------------------------------------------------------------
California (State of)
  Department of Water
  Resources; Power Supply
  Series 2002 A RB
  5.38%, 05/01/22(b)          BBB+   A2      1,000      1,089,230
-----------------------------------------------------------------
California (State of)
  Educational Facilities
  Authority (Fresno Pacific
  University); Series 2000 A
  RB
  6.05%, 03/01/11(b)          --    Baa3     1,350      1,520,154
-----------------------------------------------------------------
Foothill/Eastern Corridor
  Agency (California Toll
  Road Project); Sr. Lien
  Series 1995 A RB
  6.00%, 01/01/10(b)(e)(f)    AAA    Aaa       400        460,320
-----------------------------------------------------------------
Los Angeles (County of);
  Series 2001 RB
  5.15%, 02/12/06 (Acquired
  03/29/01; Cost
  $121,930)(b)(g)(h)(i)       --     --        121        123,213
-----------------------------------------------------------------


                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE
-----------------------------------------------------------------
CALIFORNIA-(CONTINUED)

Sacramento (City of)
  Financing Authority
  (Convention Center Hotel);
  Sr. Series 1999 A RB
  6.25%, 01/01/30(b)(h)       --     --     $  750   $    792,045
-----------------------------------------------------------------
Whittier (City of) Utility
  Authority; Water Series
  2003 A RB
  5.00%, 06/01/33(b)(c)       AAA    Aaa     1,000      1,047,790
=================================================================
                                                       11,379,182
=================================================================

COLORADO-3.26%

Aurora (City of); Public
  Improvement Series 2000
  COP
  5.50%, 12/01/30(b)(c)       AAA    Aaa     3,330      3,646,949
-----------------------------------------------------------------
Colorado (State of)
  Department of
  Transportation; Series
  2004 COP
  5.00%, 06/15/25(b)(c)       AAA    --      1,000      1,064,560
-----------------------------------------------------------------
Colorado (State of) E-470
  Public Highway Authority;
  Sr. Series 2000 A RB
  5.75%, 09/01/35(b)(c)       AAA    Aaa     1,000      1,135,030
-----------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Charter School-Peak to
  Peak Project); Refunding &
  Improvement Series 2004 RB
  (CEP-XL Capital Ltd.)
  5.25%, 08/15/24(b)          AAA    Aaa     1,475      1,617,485
-----------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Student
  Housing-University of
  Colorado Foundation
  Project); Series 2002 RB
  5.00%, 07/01/22(b)(c)       AAA    Aaa     1,000      1,064,210
-----------------------------------------------------------------
Colorado (State of) Health
  Facilities Authority
  (Exempla Inc.); Series
  2002 A RB
  5.50%, 01/01/23(b)          A-     A1      2,850      3,028,068
-----------------------------------------------------------------
  5.63%, 01/01/33(b)          A-     A1      2,000      2,095,380
-----------------------------------------------------------------
Denver (City of) Health &
  Hospital Authority;
  Refunding Health Care
  Series 2004 A RB
  6.25%, 12/01/33(b)          BBB   Baa3       750        805,755
-----------------------------------------------------------------
Meridian Metropolitan
  District; Refunding &
  Improvement Unlimited Tax
  Series 2001 B GO
  5.00%, 12/01/25(b)(c)       AA     --      1,000      1,036,790
-----------------------------------------------------------------
Northwest Parkway Public
  Highway Authority; Sr.
  Series 2001 A RB
  5.25%, 06/15/41(b)(c)       AAA    Aaa     1,000      1,057,470
-----------------------------------------------------------------
University of Colorado
  Hospital Authority; Series
  2001 A RB
  5.60%, 11/15/31(b)          --     A3        500        520,245
=================================================================
                                                       17,071,942
=================================================================

                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE

-----------------------------------------------------------------

CONNECTICUT-3.21%

Brooklyn (City of);
  Unlimited Tax Series 1995
  GO
  5.70%, 05/01/05(b)(e)(f)    AAA    Aaa    $  250   $    257,252
-----------------------------------------------------------------
Connecticut (State of)
  (Bradley International
  Airport); Special
  Obligation Parking Series
  2000 A RB
  6.60%, 07/01/24(b)(c)(d)     A     --      1,250      1,360,112
-----------------------------------------------------------------
Connecticut (State of)
  (Transportation
  Infrastructure); Special
  Obligation Tax Series 1991
  B RB
  6.50%, 10/01/10(b)          AA-    A1        530        622,877
-----------------------------------------------------------------
  6.50%, 10/01/12(b)          AA-    A1      1,500      1,811,220
-----------------------------------------------------------------
Connecticut (State of) Area
  Cooperative Educational
  Services (Staff
  Development/Administration
  Facilities); Unlimited Tax
  Series 1999 GO
  5.63%, 07/15/19(b)(c)        A     --      1,060      1,107,128
-----------------------------------------------------------------
Connecticut (State of)
  Health & Educational
  Facilities Authority
  (Bridgeport Hospital);
  Series 1992 A RB
  6.63%, 07/01/18(b)(c)       AAA    Aaa       500        501,600
-----------------------------------------------------------------
Connecticut (State of)
  Health & Educational
  Facilities Authority
  (Loomis Chaffee School);
  Series 2001 D RB
  5.25%, 07/01/31(b)          --     A2      1,000      1,070,180
-----------------------------------------------------------------
Connecticut (State of)
  Health & Educational
  Facilities Authority
  (William W. Backus
  Hospital); Series 1997 D
  RB
  5.75%, 07/01/27(b)(c)       AAA    --      1,000      1,085,520
-----------------------------------------------------------------
Connecticut (State of)
  Housing Finance Authority
  (Group Home Mortgage);
  Special Obligation Series
  2000 GH-5 RB
  5.85%, 06/15/30(b)(c)       AAA    Aaa       500        533,860
-----------------------------------------------------------------
Connecticut (State of)
  Housing Finance Authority
  (Housing Mortgage Finance
  Program);
  Series 1996 C-1 RB
  6.30%, 11/15/17(b)          AAA    Aaa     1,270      1,322,083
-----------------------------------------------------------------
  Series 1996 C-2 RB
  6.25%, 11/15/18(b)          AAA    Aaa       750        780,292
-----------------------------------------------------------------
  Series 1996 G RB
  6.00%, 11/15/27(b)(d)       AAA    Aaa     1,000      1,038,040
-----------------------------------------------------------------
  Series 1998 C RB
  5.50%, 11/15/35(b)(d)       AAA    Aaa     1,775      1,834,161
-----------------------------------------------------------------
Manchester (City of) Eighth
  Utilities District;
  Unlimited Tax Series 1991
  GO
  6.75%, 08/15/06(b)          --     Aa3       180        191,716
-----------------------------------------------------------------


                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE
-----------------------------------------------------------------
CONNECTICUT-(CONTINUED)

Mansfield (City of);
  Unlimited Tax Series 1990
  GO
  6.00%, 06/15/07(b)          --     Aa3    $  100   $    108,015
-----------------------------------------------------------------
  6.00%, 06/15/08(b)          --     Aa3       100        110,684
-----------------------------------------------------------------
  6.00%, 06/15/09(b)          --     Aa3       100        112,844
-----------------------------------------------------------------
New Britain (City of);
  Unlimited Tax Series 1992
  GO
  6.00%, 02/01/11(b)(c)       AAA    Aaa       400        464,436
-----------------------------------------------------------------
North Canaan (City of);
  Unlimited Tax Series 1991
  GO
  6.50%, 01/15/10(b)          --     A3        125        144,610
-----------------------------------------------------------------
  6.50%, 01/15/11(b)          --     A3        125        148,451
-----------------------------------------------------------------
Somers (City of); Unlimited
  Tax Series 1990 GO
  6.00%, 12/01/10(b)          --     A1        190        219,382
-----------------------------------------------------------------
University of Connecticut;
  Student Fee Series 2000 A
  RB
  6.00%, 11/15/10(b)(e)(f)    NRR    NRR     1,325      1,545,692
-----------------------------------------------------------------
Westbrook (City of);
  Unlimited Tax Series 1992
  GO
  6.40%, 03/15/10(b)(c)       AAA    Aaa       380        443,198
=================================================================
                                                       16,813,353
=================================================================

DELAWARE-0.06%

Delaware (State of) Economic
  Development Authority
  (Osteopathic Hospital
  Association); Series 1993
  A RB
  6.75%, 01/01/13(b)(e)       NRR    Aaa       250        298,715
=================================================================

DISTRICT OF COLUMBIA-0.46%

District of Columbia (George
  Washington University);
  Series 2001 A RB
  5.13%, 09/15/31(b)(c)       AAA    Aaa     1,000      1,041,180
-----------------------------------------------------------------
District of Columbia
  (Gonzaga College High
  School); Series 1999 RB
  5.38%, 07/01/19(b)(c)       AAA    Aaa     1,055      1,148,747
-----------------------------------------------------------------
District of Columbia
  (Mandarin Oriental Hotel
  Project); Tax Increment
  Series 2002 TAN
  5.25%, 07/01/22(b)(c)       AAA    Aaa       200        216,424
=================================================================
                                                        2,406,351
=================================================================

FLORIDA-1.35%

Crossings at Fleming Island
  Community Development
  District; Refunding
  Special Assessment Series
  2000 B RB
  5.80%, 05/01/16(b)(c)       AAA    Aaa     1,000      1,138,220
-----------------------------------------------------------------
Jacksonville (City of)
  Health Facilities
  Authority (Ascension
  Health Credit Group);
  Series 2002 A RB
  5.25%, 11/15/32(b)          AA     Aa2     1,500      1,569,690
-----------------------------------------------------------------

                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE

-----------------------------------------------------------------
FLORIDA-(CONTINUED)

Miami-Dade (County of)
  (Miami International
  Airport); Aviation Series
  2000 B RB
  5.75%, 10/01/29(b)(c)       AAA    Aaa    $2,000   $  2,245,620
-----------------------------------------------------------------
Orlando (City of) Utilities
  Commission; Refunding
  Water & Electric Series
  2002 C RB
  5.00%, 10/01/27(b)          AA     Aa1     1,000      1,048,550
-----------------------------------------------------------------
Sunrise (City of) Utility
  System; Refunding Series
  1998 RB
  5.00%, 10/01/28(b)(c)       AAA    Aaa     1,000      1,072,770
=================================================================
                                                        7,074,850
=================================================================

GEORGIA-0.42%

Gwinnett (County of) Water &
  Sewer Authority; Series
  2002 RB
  5.25%, 08/01/24(b)          AAA    Aaa     2,000      2,183,500
=================================================================

ILLINOIS-6.04%

Bellwood (City of);
  Unlimited Tax Series 2002
  GO
  5.25%, 12/01/25(b)(c)       --     Aaa     1,000      1,081,150
-----------------------------------------------------------------
Chicago (City of) (Cottage
  View Terrace Apartments);
  FHA/GNMA Collateralized
  Multi-Family Housing
  Series 2000 A RB
  (CEP-GNMA)
  6.13%, 02/20/42(b)(d)       AAA    --      1,560      1,645,082
-----------------------------------------------------------------
Chicago (City of); Project &
  Refunding Unlimited Tax
  Series 2000 C GO
  5.50%, 01/01/40(b)(c)       AAA    Aaa     2,750      3,006,107
-----------------------------------------------------------------
  Series 2001 A GO
  5.25%, 01/01/33(b)(c)       AAA    Aaa     3,940      4,156,779
-----------------------------------------------------------------
Chicago (City of); Special
  Transportation Series 2001
  RB
  5.25%, 01/01/27(b)(e)(f)    AAA    Aaa     1,000      1,056,850
-----------------------------------------------------------------
Cook (County of); Capital
  Improvement Unlimited Tax
  Series 2004 B GO
  5.00%, 11/15/29(b)(c)       AAA    Aaa     1,000      1,048,840
-----------------------------------------------------------------
Freeport (City of) (Sewer
  System Improvements);
  Unlimited Tax Series 2000
  GO
  6.00%, 12/01/10(b)(e)(f)    AAA    Aaa     1,000      1,164,750
-----------------------------------------------------------------
Illinois (State of)
  Department of Central
  Management Services;
  Series 1999 COP
  5.85%, 07/01/19(b)(c)       AAA    Aaa     1,750      1,965,932
-----------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Adventist
  Health Systems Project);
  Series 1997 A RB
  6.00%, 11/15/11(b)(c)       AAA    Aaa     2,500      2,894,750
-----------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Catholic
  Charities Housing
  Development); Series 1995
  RB
  6.35%, 01/01/25(b)(h)       --     --      1,500      1,506,210
-----------------------------------------------------------------


                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE
-----------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
  Educational Facilities
  Authority (Northwestern
  University); Adjustable
  Rate Medium Term Series
  1997 RB
  5.25%, 11/01/14(b)(f)       AA+    Aa1    $1,000   $  1,118,840
-----------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Robert Morris
  College); Series 2000 RB
  5.75%, 06/01/20(b)(c)       --     Aaa     1,305      1,409,648
-----------------------------------------------------------------
  5.80%, 06/01/30(b)(c)       --     Aaa     1,000      1,055,830
-----------------------------------------------------------------
Illinois (State of) Health
  Facilities Authority
  (Blessing Hospital);
  Series 1999 A RB
  6.00%, 11/15/19(b)(c)       AAA    Aaa     1,000      1,135,090
-----------------------------------------------------------------
Illinois (State of) Health
  Facilities Authority
  (Evangelical Hospital
  Corp.); Refunding Series
  1992 A RB
  6.25%, 04/15/22(b)(e)       NRR    Aaa     1,000      1,223,430
-----------------------------------------------------------------
  Series 1992 C RB
  6.25%, 04/15/22(b)(e)       NRR    NRR     1,150      1,406,945
-----------------------------------------------------------------
Metropolitan Pier &
  Exposition Authority
  (McCormick Place
  Expansion); Capital
  Appreciation Dedicated
  State Tax Series 2002 A RB
  6.55%, 06/15/30(b)(c)(j)    AAA    Aaa     1,000        286,430
-----------------------------------------------------------------
  Dedicated State Tax Series
    2002 A RB
  5.25%, 06/15/42(b)(c)       AAA    Aaa     1,000      1,058,190
-----------------------------------------------------------------
Rockford (City of) School
  District No. 205;
  Unlimited Tax Series 2001
  GO
  5.00%, 02/01/17(b)(c)       --     Aaa       500        558,390
-----------------------------------------------------------------
Tazewell (County of)
  Community High School
  District No. 303 (Pekin);
  Unlimited Tax Series 1996
  GO
  5.63%, 01/01/07(b)(e)(f)    AAA    Aaa     1,435      1,512,088
-----------------------------------------------------------------
Will (County of) School
  District No. 122 (New
  Lenox); Prerefunded
  Unlimited Tax Series 2000
  A GO
  6.50%, 11/01/10(b)(e)(f)    NRR    Aaa       510        603,519
-----------------------------------------------------------------
  6.50%, 11/01/10(b)(e)(f)    NRR    Aaa        80         94,670
-----------------------------------------------------------------
  Unrefunded Unlimited Tax
  Series 2000 A GO
  6.50%, 11/01/14(b)(c)       --     Aaa       575        680,104
=================================================================
                                                       31,669,624
=================================================================

INDIANA-5.09%

East Allen (County of)
  Multi-School Building
  Corp.; First Mortgage
  Series 2000 RB
  5.75%, 01/15/10(b)(e)(f)    AAA    Aaa       735        832,748
-----------------------------------------------------------------
Hancock (County of) & Mount
  Vernon (City of)
  Multi-School Building
  Corp.; First Mortgage
  Series 2001 RB (CEP-State
  Aid Withholding)
  5.45%, 07/15/22(b)          AA-    --      1,000      1,094,180
-----------------------------------------------------------------

                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE

-----------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Bond
  Bank; Special Program
  Series 2000 A RB
  5.90%, 02/01/14(b)(c)       AAA    Aaa    $1,000   $  1,140,700
-----------------------------------------------------------------
Indiana (State of) Health
  Facilities Financing
  Authority (Community
  Hospitals Project); VRD
  Series 2000 A RB (LOC-Bank
  of America N.A.)
  1.85%, 07/01/28(k)(l)       AA     --        956        956,000
-----------------------------------------------------------------
Indiana (State of)
  Transportation Finance
  Authority; Prerefunded
  Highway Series 2000 RB
  5.38%, 12/01/10(b)(e)(f)    NRR    NRR       435        488,605
-----------------------------------------------------------------
  Unrefunded Highway Series
    2000 RB
  5.38%, 12/01/25(b)          AA-    Aa2     1,565      1,693,533
-----------------------------------------------------------------
Indianapolis (City of) Local
  Public Improvement Bond
  Bank (Waterworks Project);
  Series 2002 A RB
  5.25%, 07/01/33(b)(c)       AAA    Aaa     1,000      1,058,400
-----------------------------------------------------------------
Lafayette (City of); Sewer
  Series 2002 RB
  5.15%, 07/01/24(b)(c)       AAA    Aaa     1,000      1,076,550
-----------------------------------------------------------------
Northern Wells (City of)
  Community School Building
  Corp.; First Mortgage
  Series 2002 RB
  5.40%, 07/15/23(b)(c)       AAA    Aaa       500        544,705
-----------------------------------------------------------------
Petersburg (City of)
  (Indiana Power & Light
  Co.); Refunding Series
  1991 PCR
  5.75%, 08/01/21(b)          BBB-  Baa2     4,000      4,227,240
-----------------------------------------------------------------
Petersburg (City of)
  Pollution Control (Indiana
  Power & Lighting Co.);
  Refunding Series 1993 B
  PCR
  5.40%, 08/01/17(b)(c)       AAA    Aaa     9,850     11,395,465
-----------------------------------------------------------------
St. Joseph (County of)
  Hospital Authority
  (Memorial Health System);
  Health System Series 2000
  RB
  5.63%, 08/15/33(b)(c)       AAA    Aaa     1,000      1,078,000
-----------------------------------------------------------------
Wa-Nee Middle School
  Building Corp.; First
  Mortgage Unlimited Tax
  Series 2001 GO
  5.50%, 01/15/20(b)(c)       AAA    Aaa     1,000      1,111,510
=================================================================
                                                       26,697,636
=================================================================

KANSAS-0.34%

Overland Park (City of)
  Development Corp. (First
  Tier-Overland Park
  Project); Series 2001 A RB
  7.38%, 01/01/32(b)(h)       --     --      1,635      1,794,511
=================================================================

KENTUCKY-0.69%

Jefferson (County of)
  (Beverly Enterprises
  Project); Refunding Health
  Facilities Series 1999 RB
  5.88%, 05/01/08(b)(h)       --     --        595        595,660
-----------------------------------------------------------------


                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE
-----------------------------------------------------------------
KENTUCKY-(CONTINUED)

Mount Sterling (City of)
  (Kentucky League Cities);
  Lease Funding Series 1993
  A RB
  6.15%, 03/01/13(b)          --     Aa2    $3,000   $  3,009,720
=================================================================
                                                        3,605,380
=================================================================

LOUISIANA-6.67%

Lafayette (City of); Public
  Improvement Sales Tax
  Series 2000 A RB
  5.50%, 03/01/23(b)(c)       AAA    Aaa     2,360      2,595,858
-----------------------------------------------------------------
Louisiana (State of) Local
  Government Environmental
  Facilities & Community
  Development Authority
  (Parking Facilities Corp.
  Garage Project); Series
  2001 A RB
  5.20%, 10/01/20(b)(c)       AAA    Aaa     1,760      1,898,336
-----------------------------------------------------------------
Louisiana (State of) Local
  Government Environmental
  Facilities & Community
  Development Authority
  (Southeastern Louisiana
  Student Housing Project);
  Series 2004 A RB
  5.00%, 08/01/31(b)(c)       --     Aaa       630        658,577
-----------------------------------------------------------------
Louisiana (State of) Local
  Government Environmental
  Facilities & Community
  Development Authority;
  Capital Projects &
  Equipment Acquisitions
  Series 2000 A RB
  6.30%, 07/01/30(b)(c)       AAA    Aaa     4,000      4,470,440
-----------------------------------------------------------------
  6.55%, 09/01/25(b)(c)        A     --     12,040     14,027,804
-----------------------------------------------------------------
Louisiana (State of) Public
  Facilities Authority
  (Ochsner Clinic Foundation
  Project); Series 2002 B RB
  5.50%, 05/15/32(b)          --     A3      1,000      1,043,830
-----------------------------------------------------------------
Louisiana (State of) Public
  Facilities Authority
  (Tulane University);
  Series 1996 RB
  6.00%, 10/01/06(b)(e)(f)    AAA    Aaa     2,500      2,700,100
-----------------------------------------------------------------
Louisiana (State of) Public
  Facilities Authority
  (Tulane University);
  Series 2002 A RB
  5.13%, 07/01/27(b)(c)       AAA    Aaa     2,100      2,223,900
-----------------------------------------------------------------
Ouachita (Parish of)
  Hospital Service District
  No. 1 (Glenwood Regional
  Medical Center); Refunding
  Hospital Series 1996 RB
  5.70%, 05/15/16(b)(c)       AAA    Aaa     1,000      1,115,950
-----------------------------------------------------------------
St. John Baptist (Parish of)
  Sales Tax District; Series
  1987 RB
  7.60%, 01/01/08(b)(e)       NRR    NRR       500        568,485
-----------------------------------------------------------------
  7.60%, 01/01/09(b)(e)       NRR    NRR       500        586,500
-----------------------------------------------------------------

                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE
-----------------------------------------------------------------

LOUISIANA-(CONTINUED)

Tangipahoa (Parish of)
  Hospital Service District
  No. 1 (North Oaks Medical
  Center Project); Refunding
  Hospital Series 2003 A RB
  5.00%, 02/01/25(b)           A     --     $1,000   $  1,019,710
-----------------------------------------------------------------
  5.00%, 02/01/30(b)           A     --      1,000      1,024,510
-----------------------------------------------------------------
West Feliciana (Parish of)
  (Gulf States Utilities
  Co.); Series 1992 A PCR
  7.50%, 05/01/15(b)          BB+    --      1,000      1,013,580
=================================================================
                                                       34,947,580
=================================================================

MAINE-0.26%

Maine (State of) Housing
  Authority; Mortgage Series
  1999 E-1 RB
  5.85%, 11/15/20(b)          AA+    Aa1     1,305      1,362,263
=================================================================

MARYLAND-0.20%

Maryland (State of) Health &
  Higher Educational
  Facilities Authority
  (University of Maryland
  Medical System);
  Series 2001 RB
  5.25%, 07/01/28(b)           A     A3      1,000      1,034,010
=================================================================

MASSACHUSETTS-2.87%

Boston (City of) Water &
  Sewer Commission; Sr.
  Series 1993 A RB
  5.25%, 11/01/19(b)(c)       AAA    Aaa     5,385      6,213,698
-----------------------------------------------------------------
Massachusetts (State of) Bay
  Transportation Authority;
  Sr. Sales Tax Series 2002
  A RB
  5.00%, 07/01/32(b)          AAA    Aa2     1,500      1,558,260
-----------------------------------------------------------------
Massachusetts (State of)
  Development Finance Agency
  (Boston University);
  Series 1999 P RB
  6.00%, 05/15/59(b)          BBB+   A3      4,500      5,332,815
-----------------------------------------------------------------
Massachusetts (State of)
  Development Finance Agency
  (College Issue); Series
  2003 B RB
  (CEP-XL Capital Ltd.)
  5.25%, 07/01/33(b)          AAA    Aaa     1,000      1,067,150
-----------------------------------------------------------------
Massachusetts (State of);
  Consumer Lien Limited Tax
  Series 2000 A GO
  5.75%, 02/01/09(b)          AA-    Aa2       785        870,377
=================================================================
                                                       15,042,300
=================================================================

MICHIGAN-6.36%

Allegan (City of) Public
  School District Unlimited
  Tax Series 2000 GO
  5.75%, 05/01/30(b)(c)       AAA    Aaa       500        559,290
-----------------------------------------------------------------
Almont (City of) Community
  Schools; Refunding School
  Building & Site Unlimited
  Tax Series 2002 GO
  5.00%, 05/01/27(b)          AA+    Aa2     1,000      1,049,660
-----------------------------------------------------------------


                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE
-----------------------------------------------------------------
MICHIGAN-(CONTINUED)

Bullock Creek School
  District; Unlimited Tax
  Series 2000 GO
  5.50%, 05/01/10(b)(e)(f)    NRR    NRR    $1,000   $  1,125,600
-----------------------------------------------------------------
Caledonia (City of)
  Community Schools;
  Unlimited Tax Series 2000
  GO
  5.50%, 05/01/23(b)(c)       AAA    Aaa     1,000      1,101,050
-----------------------------------------------------------------
Chippewa Valley Schools;
  Refunding Unlimited Tax
  Series 2002 GO
  5.13%, 05/01/27(b)          AA+    Aa2     1,000      1,057,840
-----------------------------------------------------------------
Detroit (City of) Water
  Supply System; Prerefunded
  Sr. Lien Series 2001 A RB
  5.25%, 07/01/11(b)(e)(f)    AAA    Aaa     1,655      1,861,428
-----------------------------------------------------------------
  Sr. Lien Series 2001 A RB
  5.00%, 07/01/30(b)(c)       AAA    Aaa     5,000      5,165,800
-----------------------------------------------------------------
  5.25%, 07/01/33(b)(c)       AAA    Aaa     1,845      1,954,944
-----------------------------------------------------------------
Ferndale (City of) Public
  Schools; Refunding School
  Building & Site Unlimited
  Tax Series 2004 GO
  5.00%, 05/01/23(b)(c)       AAA    Aaa     1,125      1,203,075
-----------------------------------------------------------------
Jackson (City of) Brownfield
  Redevelopment Authority;
  Tax Increment Series 2002
  TAN
  5.13%, 06/01/24(b)(c)       AAA    Aaa     1,000      1,072,760
-----------------------------------------------------------------
Lake Orion (City of)
  Community School District;
  Refunding Unlimited Tax
  Series 1994 GO
  7.00%, 05/01/05(b)(e)(f)    AAA    Aaa     2,500      2,555,500
-----------------------------------------------------------------
  Unlimited Tax Series 2000
    A GO
  6.00%, 05/01/10(b)(e)(f)    AAA    Aaa       500        576,195
-----------------------------------------------------------------
Lincoln Park (City of)
  School District; Unlimited
  Tax Series 1996 GO
  6.00%, 05/01/06(b)(e)(f)    AAA    Aaa     1,210      1,277,869
-----------------------------------------------------------------
Michigan (State of) Hospital
  Finance Authority
  (Ascension Health Credit);
  Series 1999 A RB
  5.50%, 11/15/07(b)(c)       AAA    Aaa     3,000      3,231,180
-----------------------------------------------------------------
Michigan (State of)
  Municipal Bond Authority
  (Drinking Water Revolving
  Fund); Series 2000 RB
  5.50%, 10/01/10(b)(e)(f)    AAA    Aaa     1,000      1,141,050
-----------------------------------------------------------------
Michigan (State of) Public
  Power Agency (Combustion
  Turbine No. 1 Project);
  Series 2001 A RB
  5.25%, 01/01/24(b)(c)       AAA    Aaa     2,500      2,718,425
-----------------------------------------------------------------
Newaygo (City of) Public
  Schools; Unlimited Tax
  Series 2000 GO
  5.50%, 05/01/21(b)          AA+    Aa2     1,000      1,098,530
-----------------------------------------------------------------
Ypsilanti (City of) School
  District; Refunding
  Unlimited Tax Series 1996
  GO
  5.75%, 05/01/07(b)(e)(f)    AAA    Aaa     2,100      2,255,127
-----------------------------------------------------------------

                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE

-----------------------------------------------------------------
MICHIGAN-(CONTINUED)

Ypsilanti (City of) School
  District; Refunding
  Unlimited Tax Series 1996
  GO
  5.75%, 05/01/07(b)(e)(f)    AAA    Aaa    $2,175   $  2,335,667
=================================================================
                                                       33,340,990
=================================================================

MINNESOTA-0.49%

Minneapolis & St. Paul
  (Cities of) Metropolitan
  Airports Commission
  (Northwest Airlines Inc.
  Project); Special
  Facilities Series 2001 A
  RB
  7.00%, 04/01/25(b)(d)(h)    --     --      1,500      1,396,020
-----------------------------------------------------------------
Minneapolis (City of);
  Parking Ramp Unlimited Tax
  Series 2000 A GO
  5.90%, 12/01/20(b)          AAA    Aa1     1,000      1,153,950
=================================================================
                                                        2,549,970
=================================================================

MISSISSIPPI-1.16%

Mississippi (State of)
  Higher Education
  Assistance Corp.;
  Sub-Series 1994 C RB
  (CEP-Gtd. St. LNs)
  7.50%, 09/01/09(b)(d)       --     A2      5,000      5,010,250
-----------------------------------------------------------------
Mississippi (State of)
  Hospital Equipment &
  Facilities Authority
  (Forrest County General
  Hospital Project); Series
  2000 RB
  5.50%, 01/01/27(b)(c)       --     Aaa     1,000      1,087,800
=================================================================
                                                        6,098,050
=================================================================

MISSOURI-0.96%

Missouri (State of)
  Environmental Improvement
  & Energy Resources
  Authority (State Revolving
  Fund); Unrefunded Water
  Series 1995 C PCR
  5.85%, 01/01/10(b)          --     Aaa       270        273,945
-----------------------------------------------------------------
Missouri (State of) Health &
  Educational Facilities
  Authority (Washington
  University Project);
  Educational Facilities
  Series 2001 A RB
  5.13%, 06/15/41(b)          AAA    Aa1     4,000      4,157,040
-----------------------------------------------------------------
Missouri (State of) Housing
  Development Commission;
  Multifamily Housing Series
  2001 II RB (CEP-FHA)
  5.38%, 12/01/18(b)          AA     --        585        617,052
=================================================================
                                                        5,048,037
=================================================================

NEBRASKA-0.20%

Omaha (City of) Public Power
  District; Electric Series
  2002 A RB
  5.20%, 02/01/22(b)          AA     Aa2     1,000      1,072,070
=================================================================

NEVADA-3.56%

Boulder (City of) (Boulder
  City Hospital Inc.
  Project); Refunding
  Hospital Series 1998 RB
  5.85%, 01/01/22(b)(h)       --     --        500        440,770
-----------------------------------------------------------------


                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE
-----------------------------------------------------------------
NEVADA-(CONTINUED)

Clark (County of) (Nevada
  Power Co. Project);
  Refunding Series 1992 C
  IDR
  7.20%, 10/01/22(b)          BB+    Ba2    $1,500   $  1,530,300
-----------------------------------------------------------------
Clark (County of) Bond Bank;
  Limited Tax Series 2001 GO
  5.00%, 06/01/31(b)(c)       AAA    Aaa     5,000      5,169,400
-----------------------------------------------------------------
Clark (County of); Airport
  Sub.-Lien Series 2001 B RB
  5.13%, 07/01/21(b)(c)       AAA    Aaa     2,250      2,393,123
-----------------------------------------------------------------
  5.25%, 07/01/34(b)(c)       AAA    Aaa     1,500      1,573,905
-----------------------------------------------------------------
  Series 2004 A-2 RB
  5.13%, 07/01/25(b)(c)       AAA    Aaa     1,000      1,064,860
-----------------------------------------------------------------
  5.13%, 07/01/27(b)(c)       AAA    Aaa     1,000      1,058,500
-----------------------------------------------------------------
Humboldt (County of) (Sierra
  Pacific Project);
  Refunding Series 1987 PCR
  6.55%, 10/01/13(b)(c)       AAA    Aaa     3,000      3,061,920
-----------------------------------------------------------------
Reno (City of) Redevelopment
  Agency; Refunding
  Sub-Series 1995 A TAN
  6.00%, 06/01/10(b)          --    Baa3     1,185      1,199,587
-----------------------------------------------------------------
Truckee Meadows Water
  Authority; Water Series
  2001 A RB
  5.13%, 07/01/30(b)(c)       AAA    Aaa     1,100      1,155,363
=================================================================
                                                       18,647,728
=================================================================

NEW JERSEY-2.51%

New Jersey (State of)
  Economic Development
  Authority (Continental
  Airlines, Inc. Project);
  Special Facility Series
  1999 RB
  6.25%, 09/15/29(b)(d)        B    Caa2     4,750      3,791,545
-----------------------------------------------------------------
  6.40%, 09/15/23(b)(d)        B    Caa2     1,000        832,000
-----------------------------------------------------------------
  Special Facility Series
    2000 RB
  7.00%, 11/15/30(b)(d)        B    Caa2     4,000      3,476,200
-----------------------------------------------------------------
New Jersey (State of) Health
  Care Facilities Financing
  Authority (St. Peters
  University Hospital);
  Series 2000 A RB
  6.88%, 07/01/20(b)          BBB+  Baa1       500        557,460
-----------------------------------------------------------------
New Jersey (State of)
  Tobacco Settlement
  Financing Corp.;
  Asset-Backed Series 2002
  RB
  5.38%, 06/01/18(b)          BBB   Baa3     1,500      1,472,610
-----------------------------------------------------------------
New Jersey (State of)
  Transportation Trust Fund
  Authority (Transportation
  System); Series 1999 A RB
  5.50%, 06/15/10(b)          A+     A1      1,670      1,859,695
-----------------------------------------------------------------
  Series 2005 B RB
  5.25%, 12/15/23(b)(c)       AAA    Aaa     1,000      1,137,230
=================================================================
                                                       13,126,740
=================================================================

                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE

-----------------------------------------------------------------

NEW MEXICO-0.11%

Las Cruces (City of) South
  Central Solid Waste
  Authority; Environmental
  Services Series 1995 RB
  5.65%, 06/01/05(b)(e)(f)    NRR    NRR    $  575   $    581,837
=================================================================

NEW YORK-5.14%

Metropolitan Transportation
  Authority (Dedicated Tax
  Fund); Series 2000 A RB
  5.88%, 04/01/10(b)(e)(f)    AAA    Aaa     1,500      1,720,155
-----------------------------------------------------------------
Metropolitan Transportation
  Authority (Service
  Contract); Refunding
  Series 2002 A RB
  5.13%, 01/01/29(b)          AA-    A2      1,000      1,043,460
-----------------------------------------------------------------
New York & New Jersey
  (States of) Port Authority
  (Consolidated
  Ninety-Third); Series 1994
  RB
  6.13%, 06/01/94(b)          AA-    A1      5,250      6,358,590
-----------------------------------------------------------------
New York (City of) Municipal
  Water Finance Authority;
  Prerefunded Water & Sewer
  System Series 2000 B RB
  6.00%, 06/15/10(b)(e)(f)    NRR    NRR       935      1,086,573
-----------------------------------------------------------------
  6.00%, 06/15/33(b)          AA+    Aa2       565        645,682
-----------------------------------------------------------------
  Water & Sewer System
  Series 1996 A RB
  5.50%, 06/15/06(b)(e)(f)    AAA    Aaa     1,000      1,049,830
-----------------------------------------------------------------
  Series 1997 B RB
  5.75%, 06/15/07(b)(e)(f)    NRR    NRR     3,850      4,184,065
-----------------------------------------------------------------
New York (City of)
  Triborough Bridge & Tunnel
  Authority; General Purpose
  Series 1992 Y RB
  5.50%, 01/01/17(b)(e)       AAA    NRR     2,900      3,366,610
-----------------------------------------------------------------
General Purposes Series 1993
  B RB
  5.00%, 01/01/20(b)(e)       AAA    NRR     1,935      2,173,295
-----------------------------------------------------------------
New York (City of);
  Prerefunded Unlimited Tax
  Series 1996 A GO
  6.25%, 08/01/06(b)(e)(f)    NRR    NRR     3,035      3,256,464
-----------------------------------------------------------------
New York (State of)
  Dormitory Authority (State
  University Educational
  Facilities); Series 1995 A
  RB
  6.50%, 05/15/06(b)          AA-    A2      1,000      1,051,200
-----------------------------------------------------------------
New York (State of)
  Environmental Facilities
  Corp. (State Water
  Revolving Project);
  Unrefunded Series 1991 E
  PCR
  6.88%, 06/15/10(b)          AAA    Aaa     1,000      1,019,630
=================================================================
                                                       26,955,554
=================================================================

NORTH CAROLINA-1.03%

North Carolina (State of)
  Eastern Municipal Power
  Agency; Power System
  Series 1993 A RB
  6.13%, 01/01/10(b)(e)       AAA    Aaa     1,500      1,725,090
-----------------------------------------------------------------


                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE
-----------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of)
  Housing Finance Agency;
  Single Family Series 1996
  II RB (CEP-FHA)
  6.20%, 03/01/16(b)          AA     Aa2    $  265   $    273,647
-----------------------------------------------------------------
North Carolina (State of)
  Municipal Power Agency
  (No. 1 Catawba Electric
  Project); Refunding Series
  1990 RB
  6.50%, 01/01/10(b)(e)       AAA    NRR       260        291,769
-----------------------------------------------------------------
  Refunding Series 1992 RB
  7.25%, 01/01/07(b)          BBB+   A3      2,890      3,115,796
=================================================================
                                                        5,406,302
=================================================================

OHIO-2.85%

Cleveland (City of)
  Waterworks; Refunding
  First Mortgage Series 1993
  G RB
  5.50%, 01/01/21(b)(c)       AAA    Aaa     3,300      3,912,777
-----------------------------------------------------------------
Cuyahoga (County of);
  Refunding Series 2003 A RB
  5.50%, 01/01/29(b)          A+     Aa3     2,000      2,107,180
-----------------------------------------------------------------
Fairfield (City of) School
  District; Unlimited Tax
  Series 1995 GO
  6.10%, 12/01/05(b)(e)(f)    AAA    Aaa     1,000      1,032,620
-----------------------------------------------------------------
Findlay (City of); Limited
  Tax Series 1996 GO
  5.88%, 07/01/06(b)(e)(f)    NRR    NRR     1,000      1,068,700
-----------------------------------------------------------------
Greater Cleveland Regional
  Transportation Authority;
  Refunding Capital
  Improvement Limited Tax
  Series 2004 GO
  5.00%, 12/01/23(b)(c)       --     Aaa     1,220      1,314,160
-----------------------------------------------------------------
Montgomery (County of)
  (Grandview Hospital &
  Medical Center); Refunding
  Hospital Series 1997 RB
  5.50%, 12/01/09(b)(e)(f)    NRR    NRR     1,000      1,114,390
-----------------------------------------------------------------
Ohio (State of) Department
  of Transportation
  (Panhandle Rail Line
  Project); Series 1992 COP
  6.50%, 04/15/12(b)(c)       AAA    Aaa       960        964,032
-----------------------------------------------------------------
Plain (City of) Local School
  District; Prerefunded
  Unlimited Tax Series 2000
  GO
  6.00%, 06/01/11(b)(e)(f)    NRR    Aaa       410        478,076
-----------------------------------------------------------------
  Unrefunded Unlimited Tax
  Series 2000 GO
  6.00%, 12/01/25(b)(c)       --     Aaa        90        104,104
-----------------------------------------------------------------
Stark (County of) Lake Ohio
  Local School District;
  Unlimited Tax Series 2000
  GO
  5.75%, 12/01/26(b)(c)       AAA    Aaa     2,500      2,833,525
=================================================================
                                                       14,929,564
=================================================================

                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE

-----------------------------------------------------------------

OKLAHOMA-2.17%

Jenks (City of) Aquarium
  Authority; First Mortgage
  Series 2000 RB
  6.00%, 07/01/10(b)(e)(f)    NRR    Aaa    $  800   $    928,448
-----------------------------------------------------------------
Mustang (City of)
  Improvement Authority;
  Utility Series 1999 RB
  5.70%, 10/01/19(b)(c)       --     Aaa     1,500      1,694,670
-----------------------------------------------------------------
Oklahoma (State of)
  Development Finance
  Authority (St. John Health
  System); Refunding Series
  1999 RB
  5.75%, 02/15/18(b)          AA     Aa3       675        740,198
-----------------------------------------------------------------
  5.75%, 02/15/25(b)          AA     Aa3     1,750      1,888,093
-----------------------------------------------------------------
Oklahoma City (City of)
  Airport Trust; Jr. Lien
  27th Series 2000 A RB
  5.13%, 07/01/20(b)(c)       AAA    Aaa     2,575      2,732,616
-----------------------------------------------------------------
Tulsa (City of) Industrial
  Authority (St. John's
  Medical Center Project);
  Hospital Series 1994 RB
  6.25%, 02/15/06(b)(e)(f)    NRR    NRR     2,000      2,082,280
-----------------------------------------------------------------
Tulsa (City of) Public
  Facilities Authority;
  Capital Improvement Series
  1988 B RB
  6.00%, 03/01/08(b)          AA     --      1,305      1,309,541
=================================================================
                                                       11,375,846
=================================================================

OREGON-0.18%

Cow Creek Band Umpqua Tribe
  of Indians; Series 1998 B
  RB
  5.10%, 07/01/12 (Acquired
  08/18/98; Cost
  $897,723)(b)(c)(g)(i)       AAA    Aaa       900        920,340
=================================================================

PENNSYLVANIA-1.53%

Allegheny (County of) Higher
  Education Building
  Authority (Carnegie Mellon
  University); University
  Series 2002 RB
  5.25%, 03/01/32(b)          AA-    --      1,500      1,583,295
-----------------------------------------------------------------
Allegheny (County of) Port
  Authority; Special
  Transportation Series 1999
  RB
  6.13%, 03/01/09(b)(e)(f)    AAA    Aaa     1,000      1,141,600
-----------------------------------------------------------------
Butler (County of) Area
  School District; Unlimited
  Tax Series 2004 GO
  5.00%, 04/01/31(b)(c)       AAA    Aaa     1,000      1,046,320
-----------------------------------------------------------------
Clarion (County of)
  Industrial Development
  Authority (Beverly
  Enterprises Inc. Project);
  Refunding Series 2001 IDR
  7.38%, 12/01/08 (Acquired
  02/22/01; Cost
  $1,255,000)(b)(g)(h)        --     --      1,255      1,276,297
-----------------------------------------------------------------
Pennsylvania (State of)
  Economic Development
  Financing Authority
  (Colver Project); Resource
  Recovery Series 1994 D RB
  7.05%, 12/01/10(b)(d)       BBB-   --      2,900      2,976,386
=================================================================
                                                        8,023,898
=================================================================


                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE
-----------------------------------------------------------------

PUERTO RICO-0.32%

Children's Trust Fund;
  Tobacco Settlement Series
  2000 RB
  6.00%, 07/01/10(b)(e)(f)    AAA    NRR    $1,000   $  1,149,320
-----------------------------------------------------------------
Puerto Rico (Commonwealth
  of); Unlimited Tax Public
  Improvement Series 2000 GO
  6.00%, 07/01/05(b)(f)       A-    Baa1       500        512,880
=================================================================
                                                        1,662,200
=================================================================

RHODE ISLAND-0.83%

Providence (City of) Public
  Building Authority; Series
  2000 A RB
  5.75%, 12/15/16(b)(c)       AAA    Aaa     1,210      1,390,847
-----------------------------------------------------------------
Tobacco Settlement Financing
  Corp.; Asset-Backed Series
  2002 A RB
  6.00%, 06/01/23(b)          BBB   Baa3     3,000      2,976,660
=================================================================
                                                        4,367,507
=================================================================

SOUTH CAROLINA-1.79%

Myrtle Beach (City of);
  Hospitality Fee Series
  2004 A RB
  5.38%, 06/01/24(b)(c)       AAA    Aaa     1,150      1,283,412
-----------------------------------------------------------------
South Carolina (State of)
  Jobs Economic Development
  Authority (Bon Secours-
  St. Francis Medical Center
  Inc.); Economic
  Development Series 2002 A
  RB
  5.50%, 11/15/23(b)          A-     A3      2,000      2,087,240
-----------------------------------------------------------------
South Carolina (State of)
  Jobs Economic Development
  Authority (Palmetto Health
  Alliance); Hospital
  Facilities Improvement
  Series 2000 A RB
  7.13%, 12/15/10(b)(e)(f)    NRR    NRR     1,000      1,212,960
-----------------------------------------------------------------
  Refunding Hospital
  Facilities Series 2003 A
  RB
  6.13%, 08/01/23(b)          BBB   Baa2     1,500      1,601,730
-----------------------------------------------------------------
  6.25%, 08/01/31(b)          BBB   Baa2     1,000      1,072,070
-----------------------------------------------------------------
South Carolina (State of)
  Transportation
  Infrastructure Bank;
  Series 2001 A RB
  5.00%, 10/01/11(b)(e)(f)    NRR    Aaa     1,000      1,114,150
-----------------------------------------------------------------
Tobacco Settlement Revenue
  Management Authority;
  Tobacco Settlement Series
  2001 B RB
  6.38%, 05/15/28(b)          BBB   Baa3     1,000        999,880
=================================================================
                                                        9,371,442
=================================================================

SOUTH DAKOTA-0.91%

Aberdeen (City of) School
  District No. 6-1;
  Unlimited Tax Series 2000
  GO
  5.45%, 01/01/26(b)(c)       AAA    Aaa     3,940      4,261,662
-----------------------------------------------------------------

                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE
-----------------------------------------------------------------

SOUTH DAKOTA-(CONTINUED)

South Dakota (State of)
  Health & Educational
  Facilities Authority
  (Sioux Valley Hospitals &
  Health System); Series
  2004 A RB
  5.25%, 11/01/34(b)          A+     A1     $  500   $    515,345
=================================================================
                                                        4,777,007
=================================================================

TENNESSEE-0.74%

Davidson & Williamson
  (Counties of) Harpeth
  Valley Utilities District;
  Utilities Improvement
  Series 2004 RB
  5.00%, 09/01/29(b)(c)       --     Aaa     1,000      1,048,040
-----------------------------------------------------------------
Franklin (City of)
  Industrial Development
  Board (Landings Apartment
  Project); Refunding
  Multifamily Housing Series
  1996 A RB
  5.75%, 04/01/10(b)(c)       AAA    Aaa       645        675,334
-----------------------------------------------------------------
Robertson & Sumner (Counties
  of) White House Utility
  District; Water & Sewer
  Series 2000 RB
  6.00%, 01/01/10(b)(e)(f)    NRR    Aaa     1,000      1,143,380
-----------------------------------------------------------------
Shelby (County of) Health,
  Educational & Housing
  Facilities Board (Kirby
  Pines Retirement
  Community); Health Care
  Facilities Series 1997 A
  RB
  6.25%, 11/15/16(b)(h)       --     --      1,000        998,890
=================================================================
                                                        3,865,644
=================================================================

TEXAS-22.47%

Allen (City of) Independent
  School District; Refunding
  Unlimited Tax Series 2000
  GO (CEP-Texas Permanent
  School Fund)
  5.95%, 02/15/25(b)          AAA    Aaa     1,600      1,807,792
-----------------------------------------------------------------
Austin (City of); Refunding
  Hotel Occupancy Tax
  Sub-Lien Series 1999 RB
  5.80%, 11/15/29(b)(c)       AAA    Aaa     1,000      1,111,130
-----------------------------------------------------------------
Bellville (City of)
  Independent School
  District; Prerefunded
  Unlimited Tax Series 1995
  GO (CEP-Texas Permanent
  School Fund)
  6.13%, 02/01/06(b)(e)(f)    NRR    Aaa       535        555,544
-----------------------------------------------------------------
Bellville (City of)
  Independent School
  District; Unrefunded
  Unlimited Tax Series 1995
  GO (CEP-Texas Permanent
  School Fund)
  6.13%, 02/01/20(b)          --     Aaa       295        305,467
-----------------------------------------------------------------
Bexar (County of) Housing
  Finance Corp. (Dymaxion &
  Marbach Park Apartments);
  Multifamily Housing Series
  2000 A RB
  6.10%, 08/01/30(b)(c)       --     Aaa     1,000      1,067,030
-----------------------------------------------------------------


                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE
-----------------------------------------------------------------
TEXAS-(CONTINUED)

Bexar (County of)
  Metropolitan Water
  District; Lease Purchase
  Series 2001 RB
  5.53%, 07/20/06 (Acquired
  07/27/01; Cost
  $274,287)(b)(g)(h)(i)       --     --     $  272   $    276,555
-----------------------------------------------------------------
Brazos (County of) Health
  Facilities Development
  Corp. (Franciscan Services
  Corp. Obligated Group);
  Series 1997 A RB
  5.38%, 01/01/22(b)(c)       AAA    Aaa     1,250      1,340,575
-----------------------------------------------------------------
Carroll (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series 2001
  GO
  (CEP-Texas Permanent
  School Fund)
  5.25%, 02/15/33(b)          AAA    Aaa     1,350      1,416,042
-----------------------------------------------------------------
Carrollton (City of);
  Limited Tax Series 1996 GO
  5.75%, 08/15/06(b)(e)(f)    NRR    NRR     1,000      1,051,680
-----------------------------------------------------------------
Cisco (City of) Junior
  College District;
  Refunding Consolidated
  Series 2002 RB
  5.25%, 07/01/26(b)(c)       --     Aaa     1,000      1,076,790
-----------------------------------------------------------------
Cleveland (City of)
  Independent School
  District; Unlimited Tax
  Series 2001 GO (CEP-Texas
  Permanent School Fund)
  5.13%, 02/01/31(b)          AAA    Aaa     2,000      2,081,020
-----------------------------------------------------------------
Comal (County of)
  Independent School
  District; Refunding School
  Building Unlimited Tax
  Series 2001 GO (CEP-Texas
  Permanent School Fund)
  5.25%, 02/01/28(b)          --     Aaa     2,000      2,109,180
-----------------------------------------------------------------
Refunding Unlimited Tax
  Series 1999 GO (CEP-Texas
  Permanent School Fund)
  5.75%, 08/01/28(b)          --     Aaa     1,000      1,112,150
-----------------------------------------------------------------
Denton (City of) Utility
  System; Series 2000 A RB
  5.40%, 12/01/13(b)(c)       AAA    Aaa     1,000      1,107,110
-----------------------------------------------------------------
DeSoto (City of) Independent
  School District; Refunding
  Unlimited Tax Series 1998
  GO (CEP-Texas Permanent
  School Fund)
  5.13%, 08/15/17(b)          AAA    --      1,000      1,001,910
-----------------------------------------------------------------
Galena Park (City of)
  Independent School
  District; Refunding
  Capital Appreciation
  Unlimited Tax Series 1996
  GO (CEP-Texas Permanent
  School Fund)
  8.52%, 08/15/23(b)(j)       --     Aaa     2,000        842,440
-----------------------------------------------------------------
Georgetown (City of) Utility
  System; Series 1995 A RB
  6.20%, 08/15/05(b)(e)(f)    AAA    Aaa     1,500      1,532,835
-----------------------------------------------------------------
Grapevine (City of); Limited
  Tax Series 2000 GO Ctfs
  5.88%, 08/15/26(b)(c)       AAA    Aaa     1,610      1,825,917
-----------------------------------------------------------------

                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE

-----------------------------------------------------------------
TEXAS-(CONTINUED)

Harris (County of) Health
  Facilities Development
  Corp. (Memorial Hermann
  Health Care); Hospital
  Series 2001 A RB
  6.38%, 06/01/29(b)           A     A2     $  750   $    834,923
-----------------------------------------------------------------
Harris (County of) Health
  Facilities Development
  Corp. (St. Luke's
  Episcopal Hospital);
  Series 2001 A RB
  5.38%, 02/15/26(b)          AA-    --      1,000      1,039,860
-----------------------------------------------------------------
  Series 2002 RB
  5.13%, 02/15/32(b)          AA-    --      1,000      1,031,160
-----------------------------------------------------------------
Harris (County of) Health
  Facilities Development
  Corp. (Texas Children's
  Hospital Project);
  Hospital Series 1999 A RB
  5.25%, 10/01/29(b)          AA     Aa2     2,000      2,079,420
-----------------------------------------------------------------
Harris (County of)-Houston
  (City of) Sports
  Authority; Refunding Jr.
  Lien Series 2001 B RB
  5.25%, 11/15/40(b)(c)       AAA    Aaa     5,000      5,252,550
-----------------------------------------------------------------
Harris (County of);
  Refunding Limited Tax
  Series 2002 GO
  5.13%, 08/15/12(b)(e)(f)    NRR    NRR     2,000      2,250,200
-----------------------------------------------------------------
Houston (City of) Airport
  System; Sub-Lien Series
  2000 B RB
  5.50%, 07/01/30(b)(c)       AAA    Aaa     1,000      1,081,390
-----------------------------------------------------------------
Houston (City of) Water &
  Sewer System; Jr. Lien
  Series 1997 C RB
  5.38%, 12/01/07(b)(e)(f)    AAA    Aaa     2,495      2,716,406
-----------------------------------------------------------------
Katy (City of) Independent
  School District; Limited
  Tax Series 1999 GO
  (CEP-Texas Permanent
  School Fund)
  6.13%, 02/15/32(b)          AAA    Aaa     1,500      1,703,055
-----------------------------------------------------------------
Keller (City of) Independent
  School District; Refunding
  Unlimited Tax Series 2001
  GO (CEP-Texas Permanent
  School Fund)
  5.25%, 08/15/26(b)          AAA    Aaa     2,000      2,129,440
-----------------------------------------------------------------
  Series 1994 COP
  6.00%, 08/15/05 (Acquired
  09/13/94; Cost
  $135,000)(b)(c)(g)(h)       AAA    Aaa       135        137,827
-----------------------------------------------------------------
Laredo (City of) Community
  College District; Limited
  Tax Series 2002 GO
  5.25%, 08/01/27(b)(c)       AAA    Aaa     1,000      1,074,230
-----------------------------------------------------------------
  5.25%, 08/01/32(b)(c)       AAA    Aaa     1,000      1,064,270
-----------------------------------------------------------------
Little Elm (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series 1999
  GO (CEP-Texas Permanent
  School Fund)
  6.00%, 08/15/35(b)          AAA    --      4,000      4,552,320
-----------------------------------------------------------------
  Refunding Unlimited Tax
  Series 2000 GO (CEP-Texas
  Permanent School Fund)
  6.13%, 08/15/35(b)          AAA    --      1,000      1,160,440
-----------------------------------------------------------------


                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE
-----------------------------------------------------------------
TEXAS-(CONTINUED)

Lockhart (City of) Tax &
  Utility Systems; Limited
  Tax Series 1996 GO Ctfs.
  5.85%, 08/01/11(b)(c)       AAA    Aaa    $  605   $    634,094
-----------------------------------------------------------------
  5.90%, 08/01/06(b)(e)(f)    AAA    Aaa     1,100      1,158,674
-----------------------------------------------------------------
Lubbock (City of) Health
  Facilities Development
  Corp. (St. Joseph Health
  System); Series 1998 RB
  5.25%, 07/01/13(b)          AA-    Aa3     1,000      1,072,010
-----------------------------------------------------------------
Manor (City of) Independent
  School District; Refunding
  Unlimited Tax Series 2004
  GO (CEP-Texas Permanent
  School Fund)
  5.00%, 08/01/27(b)          AAA    Aaa     1,000      1,053,300
-----------------------------------------------------------------
  5.00%, 08/01/29(b)          AAA    Aaa     1,000      1,046,150
-----------------------------------------------------------------
Montgomery (County of);
  Permanent Improvement
  Limited Tax Series 2000 GO
  5.25%, 09/01/20(b)(c)       AAA    Aaa     1,000      1,082,160
-----------------------------------------------------------------
Nacogdoches (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series 2001
  GO (CEP-Texas Permanent
  School Fund)
  5.30%, 02/15/25(b)          AAA    Aaa     2,765      2,948,320
-----------------------------------------------------------------
Northside Independent School
  District; Unlimited Tax
  Series 1999 A GO
  (CEP-Texas Permanent
  School Fund)
  5.50%, 08/15/24(b)          AAA    Aaa     1,000      1,096,770
-----------------------------------------------------------------
Nueces River Authority
  (Corpus Christi Lake
  Project); Water Supply
  Facilities Series 1997 RB
  5.50%, 03/01/27(b)(c)       AAA    Aaa     1,900      1,976,703
-----------------------------------------------------------------
Pasadena (City of); Limited
  Tax Series 2002 GO Ctfs.
  5.25%, 04/01/32(b)(c)       AAA    Aaa     2,000      2,100,660
-----------------------------------------------------------------
Pflugerville (City of)
  Independent School
  District; Unlimited Tax
  Series 2000 GO (CEP-Texas
  Permanent School Fund)
  5.50%, 08/15/23(b)          AAA    Aaa     1,615      1,780,457
-----------------------------------------------------------------
Plano (City of); Limited Tax
  Series 2000 GO
  5.88%, 09/01/19(b)          AAA    Aaa       850        969,476
-----------------------------------------------------------------
Richardson (City of); Hotel
  Occupancy Limited Tax
  Series 2000 A GO Ctfs.
  5.75%, 02/15/21(b)(c)       AAA    Aaa     2,000      2,237,300
-----------------------------------------------------------------
Richardson (City of);
  Limited Tax Series 2001 GO
  Ctfs.
  5.00%, 02/15/19(b)          AA+    Aa1     1,720      1,821,772
-----------------------------------------------------------------
Rockwall (City of)
  Independent School
  District (School
  Building); Unlimited Tax
  Series 2003 GO (CEP-Texas
  Permanent School Fund)
  5.25%, 02/15/29(b)          AAA    Aaa     1,000      1,067,440
-----------------------------------------------------------------

                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE

-----------------------------------------------------------------
TEXAS-(CONTINUED)

San Angelo (City of)
  Waterworks & Sewer System;
  Refunding & Improvement
  Series 2001 RB
  5.25%, 04/01/19(b)(c)       AAA    Aaa    $1,000   $  1,087,520
-----------------------------------------------------------------
San Antonio (City of)
  Independent School
  District; Unlimited Tax
  Series 1999 GO (CEP-Texas
  Permanent School Fund)
  5.50%, 08/15/24(b)          AAA    Aaa     3,500      3,830,960
-----------------------------------------------------------------
San Antonio (City of);
  Limited Tax Series 2000 A
  GO
  5.38%, 02/01/19(b)          AA+    Aa2     1,185      1,300,182
-----------------------------------------------------------------
San Antonio (City of);
  Refunding Water Series
  1999 RB
  5.88%, 05/15/18(b)          AA-    Aa3     1,000      1,129,550
-----------------------------------------------------------------
Schertz-Cibolo-Universal
  City Independent School
  District; Refunding &
  Building Unlimited Tax
  Series 2001 GO (CEP-Texas
  Permanent School Fund)
  5.13%, 08/01/25(b)          --     Aaa     1,535      1,628,405
-----------------------------------------------------------------
Southlake (City of);
  Refunding Limited Tax
  Series 2004 GO
  5.20%, 02/15/26(b)(c)       AAA    Aaa     1,000      1,073,920
-----------------------------------------------------------------
Spring Branch (City of)
  Independent School
  District; Limited Tax
  Series 2000 GO (CEP-Texas
  Permanent School Fund)
  5.75%, 02/01/24(b)          AAA    Aaa     5,000      5,584,200
-----------------------------------------------------------------
Texas (State of) (Water
  Financial Assistance);
  Unlimited Tax 1999 GO
  5.50%, 08/01/24(b)          AA     Aa1     1,500      1,642,695
-----------------------------------------------------------------
Texas (State of) Department
  of Housing & Community
  Affairs (Asmara Affordable
  Housing Inc. Project);
  Multifamily Housing Series
  1996 A RB
  6.30%, 01/01/07(b)(e)(f)    AAA    NRR       310        334,803
-----------------------------------------------------------------
Texas (State of) North
  Central Health Facilities
  Development Corp. (Texas
  Health Resources System);
  Series 1997 B RB
  5.75%, 02/15/12(b)(c)       AAA    Aaa     2,000      2,189,340
-----------------------------------------------------------------
Texas (State of) Public
  Property Finance Corp.
  (Mental Health & Mental
  Retardation); Series 1996
  RB
  6.20%, 09/01/16(b)          BBB+   --        700        714,651
-----------------------------------------------------------------
Texas (State of); Refunding
  Water Development
  Unlimited Tax Series 2001
  A GO
  5.25%, 08/01/35(b)          AA     Aa1     1,840      1,942,396
-----------------------------------------------------------------
Town Center Improvement
  District; Sales & Hotel
  Occupancy Tax Series 2001
  RB
  5.13%, 03/01/21(b)(c)       AAA    Aaa     2,500      2,660,050
-----------------------------------------------------------------
  5.13%, 03/01/23(b)(c)       AAA    Aaa     1,000      1,059,580
-----------------------------------------------------------------


                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE
-----------------------------------------------------------------
TEXAS-(CONTINUED)

Town Center Improvement
  District; Sales & Hotel
  Occupancy Tax Series 2001
  RB
  5.25%, 03/01/27(b)(c)       AAA    Aaa    $2,800   $  2,973,124
-----------------------------------------------------------------
United Independent School
  District; Unlimited Tax
  Series 2000 GO (CEP-Texas
  Permanent School Fund)
  5.13%, 08/15/26(b)          AAA    Aaa     1,000      1,061,850
-----------------------------------------------------------------
University of Texas
  Financing System; Series
  1999 B RB
  5.70%, 08/15/09(b)(e)(f)    AAA    Aaa     1,000      1,125,370
-----------------------------------------------------------------
Waxahachie (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series 2002
  GO (CEP-Texas Permanent
  School Fund)
  5.25%, 08/15/26(b)          --     Aaa     3,400      3,620,048
-----------------------------------------------------------------
  5.25%, 08/15/30(b)          --     Aaa     2,890      3,048,256
-----------------------------------------------------------------
  5.38%, 08/15/27(b)          --     Aaa     2,000      2,143,640
-----------------------------------------------------------------
Weatherford (City of)
  Independent School
  District; Prerefunded
  Unlimited Tax Series 1994
  GO (CEP-Texas Permanent
  School Fund)
  6.40%, 02/15/05(b)(e)(f)    NRR    Aaa       900        901,341
-----------------------------------------------------------------
  Unrefunded Unlimited Tax
  Series 1994 GO (CEP-Texas
  Permanent School Fund)
  6.40%, 02/15/12(b)          --     Aaa       100        100,406
-----------------------------------------------------------------
West University Place (City
  of); Permanent Improvement
  Limited Tax Series 2000 GO
  5.30%, 02/01/18(b)(c)       AAA    Aaa     1,000      1,088,990
-----------------------------------------------------------------
  5.35%, 02/01/20(b)(c)       AAA    Aaa     2,150      2,321,613
-----------------------------------------------------------------
Ysleta (City of) Independent
  School District Public
  Facilities Corp.;
  Refunding Lease Series
  2001 RB
  5.38%, 11/15/24(b)(c)       AAA    Aaa     1,300      1,383,863
=================================================================
                                                      117,720,697
=================================================================

UTAH-0.64%

Intermountain Power Agency;
  Power Supply Series 1995 B
  RB
  5.00%, 07/01/16(b)(e)       NRR    NRR     1,240      1,249,697
-----------------------------------------------------------------
Salt Lake (County of)
  (Westminster College
  Project); Series 1997 RB
  5.75%, 10/01/27(b)          BBB    --      1,000      1,042,140
-----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage Sub-Series
  2000 B-1 RB (CEP-FHA/VA)
  6.00%, 07/01/10(b)(d)       AA-    Aa3       110        111,972
-----------------------------------------------------------------
Washington City (City of);
  Sales Tax Series 2003 RB
  5.00%, 11/15/23(b)(c)       AAA    Aaa       915        975,866
=================================================================
                                                        3,379,675
=================================================================

                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE

-----------------------------------------------------------------

VERMONT-0.28%

Vermont (State of)
  Educational & Health
  Buildings Financing Agency
  (Fletcher Allen Health
  Care); Hospital Series
  2000 A RB
  6.00%, 12/01/23(b)(c)       AAA    Aaa    $1,000   $  1,142,290
-----------------------------------------------------------------
Vermont (State of) Housing
  Finance Agency; Single
  Family Housing Series
  1994-5 RB
  6.88%, 11/01/16(b)(d)       A+     A1        300        302,847
=================================================================
                                                        1,445,137
=================================================================

VIRGINIA-1.46%

Fauquier (County of)
  Industrial Development
  Authority; Hospital Series
  2002 IDR
  5.25%, 10/01/31(b)(c)       AA     --      1,000      1,061,400
-----------------------------------------------------------------
  5.50%, 10/01/17(b)(c)       AA     --        500        565,295
-----------------------------------------------------------------
Henrico (County of) Economic
  Development Authority
  (Virginia United Methodist
  Homes Inc.); Refunding
  Residential Care Facility
  Series 2002 A RB
  6.50%, 06/01/22(b)(h)       --     --      2,000      2,118,440
-----------------------------------------------------------------
King George (County of)
  Industrial Development
  Authority; Lease Series
  2004 RB
  5.00%, 03/01/25(b)(c)       AAA    Aaa     1,100      1,175,240
-----------------------------------------------------------------
Norton (City of) Industrial
  Development Authority
  (Norton Community
  Hospital); Refunding &
  Improvement Hospital
  Series 2001 RB
  6.00%, 12/01/22(b)(c)        A     --      1,000      1,087,880
-----------------------------------------------------------------
Virginia (State of) Housing
  Development Authority;
  Series 2000 D RB
  5.70%, 04/01/11(b)(d)       AA+    Aa1     1,500      1,621,590
=================================================================
                                                        7,629,845
=================================================================

WASHINGTON-1.83%

Clark (County of) (Camas
  School District No. 117);
  Unlimited Tax Series 1995
  GO
  6.00%, 12/01/05(b)(e)(f)    AAA    Aaa     1,000      1,031,800
-----------------------------------------------------------------
King (County of); Sewer
  Series 1999 RB
  5.50%, 01/01/22(b)(c)       AAA    Aaa     1,000      1,078,540
-----------------------------------------------------------------
Pend Oreille (County of)
  Public Utility District
  No. 1; Electric Series
  1996 B RB
  6.30%, 01/01/17(b)          BBB+   A3      1,400      1,466,080
-----------------------------------------------------------------
Pierce (County of) White
  River School District No.
  416; Unlimited Tax Series
  2000 GO
  5.35%, 12/01/09(b)          --     Aa1     1,550      1,709,573
-----------------------------------------------------------------
Washington (State of) Health
  Care Facilities Authority
  (Providence Health System
  Project); Series 2001 A RB
  5.25%, 10/01/21(b)(c)       AAA    Aaa     2,000      2,165,480
-----------------------------------------------------------------


                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE
-----------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of) Public
  Power Supply System
  (Nuclear Project No. 1);
  Refunding Series 1996 A RB
  5.75%, 07/01/12(b)(c)       AAA    Aaa    $2,000   $  2,125,540
=================================================================
                                                        9,577,013
=================================================================

WISCONSIN-1.66%

Adams-Friendship (Cities of)
  School District; Refunding
  Unlimited Tax Series 1996
  GO
  6.50%, 04/01/15(b)(c)       AAA    Aaa     1,340      1,648,897
-----------------------------------------------------------------
Wisconsin (State of) Health
  & Educational Facilities
  Authority (Sinai Samaritan
  Medical Center Inc.);
  Series 1996 RB
  5.75%, 08/15/16(b)(c)       AAA    Aaa     1,500      1,595,400
-----------------------------------------------------------------
Wisconsin (State of) Health
  & Educational Facilities
  Authority (Sisters of the
  Sorrowful Mother Ministry
  Corp.); Series 1997 A RB
  5.90%, 08/15/24(b)(c)       AAA    Aaa     2,500      2,692,625
-----------------------------------------------------------------
Wisconsin (State of);
  Unlimited Tax Series 2000
  C GO
  5.50%, 05/01/10(b)(e)(f)    NRR    NRR     2,500      2,764,000
=================================================================
                                                        8,700,922
=================================================================

                               RATINGS(a)    PAR        MARKET
                              S&P  MOODY'S  (000)       VALUE

-----------------------------------------------------------------

WYOMING-0.40%

Natrona (County of) (Wyoming
  Medical Center Project);
  Hospital Series 1995 RB
  6.00%, 03/15/06(b)(e)(f)    AAA    Aaa    $1,000   $  1,051,420
-----------------------------------------------------------------
Sweetwater (County of)
  (Idaho Power Co. Project);
  Refunding Series 1996 A
  PCR
  6.05%, 07/15/26(b)          BBB   Baa1     1,000      1,060,330
=================================================================
                                                        2,111,750
=================================================================
Total Municipal Obligations
  (Cost $471,978,981)                                 516,652,387
=================================================================
TOTAL INVESTMENTS-98.60%
  (Cost $471,977,981)                                 516,652,387
=================================================================
OTHER ASSETS LESS
  LIABILITIES-1.40%                                     7,341,740
=================================================================
NET ASSETS-100.00%                                   $523,994,127
_________________________________________________________________
=================================================================

Investment Abbreviations:

CEP    - Credit Enhancement Provider
COP    - Certificate of Participation
Ctfs.  - Certificates
FHA    - Federal Housing Administration
GNMA   - Government National Mortgage Association
GO     - General Obligation Bonds
Gtd.   - Guaranteed
IDR    - Industrial Development Revenue Bonds
Jr.    - Junior
LOC    - Letter of Credit
NRR    - Not Re-Rated
PCR    - Pollution Control Revenue Bonds
RB     - Revenue Bonds
Sr.    - Senior
Sub.   - Subordinated
TAN    - Tax Anticipation Notes
VA     - Department of Veteran's Affairs
VRD    - Variable Rate Demand
Wts.   - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at January 31, 2005 was $515,696,387, which represented 99.81% of the Fund's Total Investments. See Note 1A.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., MBIA Insurance Corp., XL Capital Assurance Inc., Radian Asset Assurance, Inc. or ACA Financial Guaranty Corp.
(d)  Security subject to the alternative minimum tax.
(e) Advance refunded; secured by an escrow fund of U.S. Treasury obligations or other highly rated collateral.
(f) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at January 31, 2005 was $2,734,232, which represented 0.52% of the Fund's Net Assets. Unless otherwise indicated these securities are not considered to be illiquid.
(h) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(i) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at January 31, 2005 was $1,320,108, which represented 0.25% of the Fund's Net Assets.
(j) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(k) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rate is redetermined weekly. Rate shown is rate in effect on January 31, 2005.
(l) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $471,978,981)                                $516,652,387
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,260,000
-----------------------------------------------------------
  Fund shares sold                                  312,587
-----------------------------------------------------------
  Interest                                        7,414,927
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                              146,949
-----------------------------------------------------------
Other assets                                         33,233
===========================================================
    Total assets                                525,820,083
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            624,995
-----------------------------------------------------------
  Dividends                                         750,496
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                182,947
-----------------------------------------------------------
Accrued distribution fees                           153,226
-----------------------------------------------------------
Accrued trustees' fees                                1,294
-----------------------------------------------------------
Accrued transfer agent fees                          39,510
-----------------------------------------------------------
Accrued operating expenses                           73,488
===========================================================
    Total liabilities                             1,825,956
===========================================================
Net assets applicable to shares outstanding    $523,994,127
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $487,425,799
-----------------------------------------------------------
Undistributed net investment income                 501,947
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                          (8,607,025)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     44,673,406
===========================================================
                                               $523,994,127
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $275,165,514
___________________________________________________________
===========================================================
Class B                                        $ 62,855,692
___________________________________________________________
===========================================================
Class C                                        $ 20,277,111
___________________________________________________________
===========================================================
Investor Class                                 $165,695,810
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          33,454,412
___________________________________________________________
===========================================================
Class B                                           7,628,797
___________________________________________________________
===========================================================
Class C                                           2,466,506
___________________________________________________________
===========================================================
Investor Class                                   20,123,169
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.23
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.23 divided
      by 95.25%)                               $       8.64
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.24
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.22
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
    share                                      $       8.23
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $14,068,605
=========================================================================

EXPENSES:

Advisory fees                                                   1,162,902
-------------------------------------------------------------------------
Administrative services fees                                       76,635
-------------------------------------------------------------------------
Custodian fees                                                     13,774
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         349,486
-------------------------------------------------------------------------
  Class B                                                         336,909
-------------------------------------------------------------------------
  Class C                                                         105,961
-------------------------------------------------------------------------
  Investor Class                                                  102,002
-------------------------------------------------------------------------
Transfer agent fees                                               209,174
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             17,903
-------------------------------------------------------------------------
Other                                                             145,176
=========================================================================
    Total expenses                                              2,519,922
=========================================================================
Less: Expenses reimbursed and expense offset arrangement          (19,329)
=========================================================================
    Net expenses                                                2,500,593
=========================================================================
    Net investment income                                      11,568,012
=========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                    1,328,293
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                   13,081,635
=========================================================================
Net gain from investment securities                            14,409,928
=========================================================================
Net increase in net assets resulting from operations          $25,977,940
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2005 and the year ended July 31, 2004 (Unaudited)

                                                              JANUARY 31,       JULY 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $11,568,012     $ 23,442,127
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                  1,328,293        2,067,329
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      13,081,635       (3,059,914)
==========================================================================================
    Net increase in net assets resulting from operations       25,977,940       22,449,542
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (6,163,859)     (13,475,464)
------------------------------------------------------------------------------------------
  Class B                                                      (1,238,178)      (3,097,555)
------------------------------------------------------------------------------------------
  Class C                                                        (389,835)        (865,928)
------------------------------------------------------------------------------------------
  Investor Class                                               (3,792,757)      (5,397,173)
==========================================================================================
    Decrease in net assets resulting from distributions       (11,584,629)     (22,836,120)
==========================================================================================
Share transactions-net:
  Class A                                                     (14,796,498)     (47,916,010)
------------------------------------------------------------------------------------------
  Class B                                                      (8,924,331)     (27,822,577)
------------------------------------------------------------------------------------------
  Class C                                                      (1,678,553)      (4,060,139)
------------------------------------------------------------------------------------------
  Investor Class                                               (6,348,694)     170,799,558
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (31,748,076)      91,000,832
==========================================================================================
    Net increase (decrease) in net assets                     (17,354,765)      90,614,254
==========================================================================================

NET ASSETS:

  Beginning of period                                         541,348,892      450,734,638
==========================================================================================
  End of period (including undistributed net investment
    income of $501,947 and $518,564, respectively)            $523,994,127    $541,348,892
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value. Securities with a demand feature exercisable within one to seven days are valued at par.

       Securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Fund's valuation committee following procedures approved by the Board of Trustees determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security.

       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.

    For the six months ended January 31, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $14,357 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2005, AIM was paid $76,635.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended January 31, 2005, the Fund paid AISI $209,174.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B and Class C Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the six months ended January 31, 2005, the Class A, Class B, Class C and Investor Class shares paid $349,486, $336,909, $105,961 and $102,002 respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2005, AIM Distributors advised the Fund that it retained $13,141 in front-end sales commissions from the sale of Class A shares and $67, $1,475 and $944 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $4,972.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2005, the Fund paid legal fees of $3,267 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of July 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2007                                                    $  873,115
-----------------------------------------------------------------------------
July 31, 2008                                                     8,995,421
=============================================================================
Total capital loss carryforward                                  $9,868,536
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003, the date of the reorganization of INVESCO Tax-Free Bond Fund into the Fund, are realized on securities held in each fund at such day, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2005 was $12,260,725 and $43,693,075, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $45,950,591
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (1,324,195)
===============================================================================
Net unrealized appreciation of investment securities               $44,626,396
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $472,025,991.

NOTE 8--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                   JANUARY 31, 2005                JULY 31, 2004
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,034,242    $  8,432,620     10,263,606    $  82,264,724
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        297,369       2,426,362        816,417        6,635,223
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        138,512       1,130,214      1,156,347        9,457,964
------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                              412,339       3,364,298        964,137        7,809,102
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        407,820       3,326,318        914,061        7,407,622
------------------------------------------------------------------------------------------------------------------------
  Class B                                                         92,730         757,571        243,066        1,973,710
------------------------------------------------------------------------------------------------------------------------
  Class C                                                         30,932         252,195         73,294          593,768
------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                              336,573       2,748,099        485,539        3,937,944
========================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                             --              --        181,334        1,481,885
------------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --         81,647          667,854
------------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        205,579        1,679,589
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                      --              --     22,822,011      186,469,042
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        232,922       1,901,363        800,622        6,481,534
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (232,405)     (1,901,363)      (799,315)      (6,481,534)
========================================================================================================================
Reacquired:
  Class A                                                     (3,495,917)    (28,456,799)   (18,113,134)    (145,551,775)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,250,691)    (10,206,901)    (3,784,767)     (30,617,830)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (375,700)     (3,060,962)    (1,956,450)     (15,791,460)
------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                           (1,530,520)    (12,461,091)    (3,366,910)     (27,416,530)
========================================================================================================================
                                                              (3,901,794)   $(31,748,076)    10,987,084    $  91,000,832
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Investor Class shares commenced sales on September 30, 2003.
(b) As of the open of business on November 24, 2003, the Fund acquired all of the net assets of INVESCO Tax-Free Bond Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Tax-Free Bond Fund shareholders on October 28, 2003. The acquisition was accomplished by a tax-free exchange of 23,290,571 shares of the Fund for 12,061,820 shares of INVESCO Tax-Free Bond Fund outstanding as of the close of business on November 21, 2003. INVESCO Tax-Free Bond Fund's net assets at that date of $190,298,370, including $16,453,346 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $421,005,314.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS                                                        SEVEN MONTHS
                                                      ENDED                      YEAR ENDED JULY 31,                    ENDED
                                                   JANUARY 31,       --------------------------------------------      JULY 31,
                                                      2005             2004        2003        2002        2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   8.01         $   7.96    $   8.06    $   8.06    $   7.83      $   7.74
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.18             0.37        0.37        0.38(a)     0.40          0.24(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     0.22             0.04       (0.09)       0.00        0.23          0.09
=================================================================================================================================
    Total from investment operations                    0.40             0.41        0.28        0.38        0.63          0.33
=================================================================================================================================
Less dividends from net investment income              (0.18)           (0.36)      (0.38)      (0.38)      (0.40)        (0.24)
=================================================================================================================================
Net asset value, end of period                      $   8.23         $   8.01    $   7.96    $   8.06    $   8.06      $   7.83
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                         5.05%            5.19%       3.43%       4.84%       8.28%         4.32%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $275,166         $282,430    $328,280    $339,545    $322,437      $283,416
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                 0.85%(d)(e)      0.85%(e)     0.82%      0.81%       0.85%         0.85%(f)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                4.41%(d)         4.53%       4.55%       4.79%(a)     5.06%        5.32%(f)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                                 2%              14%         20%         35%         28%           18%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $277,309,740.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for the six months ended January 31, 2005 and for the year ended July 31, 2004 was 0.86% and 0.86%, respectively.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                                        CLASS B
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS                                                     SEVEN MONTHS
                                                         ENDED                     YEAR ENDED JULY 31,                  ENDED
                                                      JANUARY 31,       -----------------------------------------      JULY 31,
                                                         2005            2004       2003        2002       2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  8.02         $  7.98    $  8.07    $   8.07    $  7.84      $  7.75
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.15            0.31       0.31        0.32(a)    0.34         0.21(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                        0.22            0.03      (0.08)       0.00       0.23         0.08
=================================================================================================================================
    Total from investment operations                       0.37            0.34       0.23        0.32       0.57         0.29
=================================================================================================================================
Less dividends from net investment income                 (0.15)          (0.30)     (0.32)      (0.32)     (0.34)       (0.20)
=================================================================================================================================
Net asset value, end of period                          $  8.24         $  8.02    $  7.98    $   8.07    $  8.07      $  7.84
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                            4.66%           4.28%      2.79%       4.05%      7.46%        3.84%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $62,856         $69,956    $97,030    $104,150    $86,565      $67,363
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                    1.60%(d)(e)     1.60%(e)    1.57%      1.56%      1.60%        1.61%(f)
=================================================================================================================================
Ratio of net investment income to average net assets       3.66%(d)        3.78%      3.80%       4.04%(a)    4.31%       4.56%(f)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                                    2%             14%        20%         35%        28%          18%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $66,832,466.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for the six months ended January 31, 2005 and for the year ended July 31, 2004 was 1.61% and 1.61%, respectively.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                                     CLASS C
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS                                                          SEVEN MONTHS
                                                    ENDED                         YEAR ENDED JULY 31,                   ENDED
                                                 JANUARY 31,          -------------------------------------------      JULY 31,
                                                    2005               2004          2003       2002       2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  8.00            $  7.96       $  8.06    $  8.05    $  7.83       $ 7.74
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.15               0.31          0.31       0.32(a)    0.34         0.21(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          0.22               0.03         (0.09)      0.01       0.22         0.08
=================================================================================================================================
    Total from investment operations                  0.37               0.34          0.22       0.33       0.56         0.29
=================================================================================================================================
Less dividends from net investment income            (0.15)             (0.30)        (0.32)     (0.32)     (0.34)       (0.20)
=================================================================================================================================
Net asset value, end of period                     $  8.22            $  8.00       $  7.96    $  8.06    $  8.05       $ 7.83
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                       4.67%              4.29%         2.67%      4.19%      7.34%        3.85%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $20,277            $21,391       $25,425    $29,175    $17,889       $8,252
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets               1.60%(d)(e)        1.60%(e)      1.57%      1.56%      1.60%        1.61%(f)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              3.66%(d)           3.78%         3.80%      4.04%(a)    4.31%       4.56%(f)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                               2%                14%           20%        35%        28%          18%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $21,019,458.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for the six months ended January 31, 2005 and for the year ended July 31, 2004 was 1.61% and 1.61%, respectively.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                         INVESTOR CLASS
                                                              ------------------------------------
                                                                                SEPTEMBER 30, 2003
                                                              SIX MONTHS           (DATE SALES
                                                                 ENDED            COMMENCED) TO
                                                              JANUARY 31,            JULY 31,
                                                                 2005                  2004
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   8.02              $   8.16
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.19                  0.32
--------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.21                 (0.16)
==================================================================================================
    Total from investment operations                               0.40                 (0.16)
==================================================================================================
Less dividends from net investment income                         (0.19)                (0.30)
==================================================================================================
Net asset value, end of period                                 $   8.23              $   8.02
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                                                    4.99%                 2.03%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $165,696              $167,571
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets                            0.73%(b)              0.65%(c)(d)
==================================================================================================
Ratio of net investment income to average net assets               4.53%(b)              4.73%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(e)                                            2%                   14%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $165,365,037.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for the period ended July 31, 2004 was 0.72% (annualized).
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;

(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2005
(Unaudited)

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS
  & OTHER EQUITY INTERESTS-90.93%

APARTMENTS-14.21%

American Campus Communities, Inc.                 240,100   $    4,862,025
--------------------------------------------------------------------------
Archstone-Smith Trust                             887,017       30,424,683
--------------------------------------------------------------------------
Avalonbay Communities, Inc.                       312,400       20,905,808
--------------------------------------------------------------------------
BRE Properties, Inc.-Class A                      340,500       12,520,185
--------------------------------------------------------------------------
Canadian Apartment Properties Real Estate
  Investment Trust (Canada)                       469,600        5,729,275
--------------------------------------------------------------------------
Education Realty Trust, Inc.(a)                   260,500        4,373,795
--------------------------------------------------------------------------
Equity Residential                                740,800       23,364,832
--------------------------------------------------------------------------
Essex Property Trust, Inc.                        392,400       28,233,180
--------------------------------------------------------------------------
GMH Communities Trust                             126,800        1,653,472
--------------------------------------------------------------------------
United Dominion Realty Trust, Inc.              1,147,000       25,486,340
==========================================================================
                                                               157,553,595
==========================================================================

DIVERSIFIED-7.73%

British Land Co. PLC (United Kingdom)(b)          176,400        2,861,195
--------------------------------------------------------------------------
Capital & Regional PLC (United Kingdom)(b)        191,300        2,582,439
--------------------------------------------------------------------------
Cousins Properties Inc.-Series B, 7.50%
  Pfd.(c)                                         168,400        4,304,725
--------------------------------------------------------------------------
Hammerson PLC (United Kingdom)                    191,300        3,053,576
--------------------------------------------------------------------------
Hang Lung Properties Ltd. (Hong Kong)(b)        2,078,000        3,117,925
--------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Bermuda)(b)        1,414,000        3,343,811
--------------------------------------------------------------------------
Hysan Development Co. Ltd. (Hong Kong)(b)         419,000          800,942
--------------------------------------------------------------------------
Klepierre (France)(b)                              19,200        1,671,894
--------------------------------------------------------------------------
Land Securities Group PLC (United Kingdom)(b)      87,000        2,259,457
--------------------------------------------------------------------------
Mitsubishi Estate Co., Ltd. (Japan)(b)            222,000        2,799,155
--------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd. (Japan)(b)               266,000        3,302,611
--------------------------------------------------------------------------
Sino Land Co. Ltd. (Hong Kong)(b)                 951,406          848,011
--------------------------------------------------------------------------
Stockland (Australia)(b)                          614,300        2,795,248
--------------------------------------------------------------------------
Sumitomo Reality & Development Co., Ltd.
  (Japan)(b)                                      144,000        2,011,353
--------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Hong Kong)(b)       188,000        1,741,139
--------------------------------------------------------------------------
Unibail (France)                                    9,000        1,071,086
--------------------------------------------------------------------------
Vornado Realty Trust                              681,200       47,098,168
==========================================================================
                                                                85,662,735
==========================================================================

HEALTHCARE-1.13%

Health Care REIT, Inc.                            136,500        4,572,750
--------------------------------------------------------------------------
Ventas, Inc.                                      309,400        7,920,640
==========================================================================
                                                                12,493,390
==========================================================================

INDUSTRIAL PROPERTIES-9.93%

Brixton PLC (United Kingdom)                      641,100        4,226,179
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
INDUSTRIAL PROPERTIES-(CONTINUED)

Catellus Development Corp.                        291,296   $    7,812,559
--------------------------------------------------------------------------
CenterPoint Properties Trust                      862,200       36,600,390
--------------------------------------------------------------------------
First Potomac Realty Trust                         49,400        1,059,630
--------------------------------------------------------------------------
ProLogis                                        1,584,270       60,424,058
==========================================================================
                                                               110,122,816
==========================================================================

INDUSTRIAL/OFFICE MIXED-0.90%

Ascendas Real Estate Investment Trust
  (Singapore)                                     679,900          818,056
--------------------------------------------------------------------------
Duke Realty Corp.                                 229,400        7,134,340
--------------------------------------------------------------------------
PS Business Parks, Inc.                            48,100        2,029,820
==========================================================================
                                                                 9,982,216
==========================================================================

LODGING-RESORTS-10.41%

Equity Inns Inc.                                  350,700        3,822,630
--------------------------------------------------------------------------
Fairmont Hotels & Resorts Inc. (Canada)           405,100       12,651,273
--------------------------------------------------------------------------
Hilton Hotels Corp.                             1,415,000       31,483,750
--------------------------------------------------------------------------
Host Marriott Corp.                             1,807,400       28,918,400
--------------------------------------------------------------------------
LaSalle Hotel Properties                          291,000        8,828,940
--------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         513,400       29,720,726
==========================================================================
                                                               115,425,719
==========================================================================

OFFICE PROPERTIES-15.62%

Alexandria Real Estate Equities, Inc.             249,000       16,573,440
--------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.-Series
  C, 8.38% Pfd.                                    28,200          754,632
--------------------------------------------------------------------------
American Financial Realty Trust                   752,200       11,320,610
--------------------------------------------------------------------------
Arden Realty, Inc.                                237,800        8,018,616
--------------------------------------------------------------------------
Boston Properties, Inc.                           760,900       43,964,802
--------------------------------------------------------------------------
Brandywine Realty Trust                           300,700        8,329,390
--------------------------------------------------------------------------
Brookfield Properties Corp. (Canada)              228,500        8,340,250
--------------------------------------------------------------------------
CarrAmerica Realty Corp.                          223,100        6,771,085
--------------------------------------------------------------------------
Derwent Valley Holdings PLC (United
  Kingdom)(b)                                     160,100        3,290,156
--------------------------------------------------------------------------
Kilroy Realty Corp.                               254,000        9,926,320
--------------------------------------------------------------------------
Mack-Cali Realty Corp.                            462,600       19,419,948
--------------------------------------------------------------------------
SL Green Realty Corp.                             640,400       34,088,492
--------------------------------------------------------------------------
Trizec Properties, Inc.                           137,400        2,433,354
==========================================================================
                                                               173,231,095
==========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.62%

St. Joe Co. (The)                                  47,300        3,254,240
--------------------------------------------------------------------------
Trammell Crow Co.(a)                              214,900        3,640,406
==========================================================================
                                                                 6,894,646
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

REGIONAL MALLS-19.27%

Borealis Retail Estate Investment Trust
  (Canada)(d)                                     124,400   $    1,374,370
--------------------------------------------------------------------------
CapitaMall Trust (Singapore)                    1,063,700        1,305,831
--------------------------------------------------------------------------
CBL & Associates Properties, Inc.-Series D,
  7.38% Pfd.(c)                                   112,200        2,836,562
--------------------------------------------------------------------------
CFS Gandel Retail Trust (Australia)(b)          4,557,600        5,649,223
--------------------------------------------------------------------------
General Growth Properties, Inc.                 2,136,000       67,860,720
--------------------------------------------------------------------------
Liberty International PLC (United Kingdom)(b)     317,800        5,808,026
--------------------------------------------------------------------------
Macerich Co. (The)                                627,300       35,887,833
--------------------------------------------------------------------------
Mills Corp. (The)                                 342,000       19,128,060
--------------------------------------------------------------------------
Simon Property Group, Inc.                      1,112,200       65,953,460
--------------------------------------------------------------------------
Taubman Centers, Inc.-Series G, 8.00% Pfd.         59,700        1,546,230
--------------------------------------------------------------------------
Westfield Group (Australia)(a)                    479,100        6,326,587
==========================================================================
                                                               213,676,902
==========================================================================

SELF STORAGE FACILITIES-1.51%

Extra Space Storage Inc.                          265,500        3,443,535
--------------------------------------------------------------------------
Public Storage, Inc.                              202,000       10,607,020
--------------------------------------------------------------------------
Shurgard Storage Centers, Inc.-Class A             66,200        2,707,580
==========================================================================
                                                                16,758,135
==========================================================================

SHOPPING CENTERS-6.93%

Citycon Oyj (Finland)(b)                          102,500          395,334
--------------------------------------------------------------------------
Developers Diversified Realty Corp.               714,200       28,389,450
--------------------------------------------------------------------------
Federal Realty Investment Trust                   184,400        8,699,992
--------------------------------------------------------------------------
Inland Real Estate Corp.                          286,800        4,350,756
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
SHOPPING CENTERS-(CONTINUED)

Pan Pacific Retail Properties, Inc.               198,500   $   11,491,165
--------------------------------------------------------------------------
Regency Centers Corp.                             306,400       15,136,160
--------------------------------------------------------------------------
Urstadt Biddle Properties-Class A                 525,200        8,424,208
==========================================================================
                                                                76,887,065
==========================================================================

SPECIALTY PROPERTIES-2.67%

Capital Automotive REIT                            82,100        2,682,207
--------------------------------------------------------------------------
Entertainment Properties Trust                    195,500        8,232,505
--------------------------------------------------------------------------
Entertainment Properties Trust-Series B,
  7.75% Pfd.                                       54,000        1,360,800
--------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                       391,300       13,977,236
--------------------------------------------------------------------------
Spirit Finance Corp.(a)                           279,600        3,327,240
==========================================================================
                                                                29,579,988
==========================================================================
    Total Real Estate Investment Trusts,
      Common Stocks & Other Equity Interests
      (Cost $782,943,373)                                    1,008,268,302
==========================================================================

MONEY MARKET FUNDS-8.87%

Liquid Assets Portfolio-Institutional
  Class(e)                                     49,191,775       49,191,775
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)    49,191,775       49,191,775
==========================================================================
    Total Money Market Funds (Cost
      $98,383,550)                                              98,383,550
==========================================================================
TOTAL INVESTMENTS-99.80% (Cost $881,326,923)                 1,106,651,852
==========================================================================
OTHER ASSETS LESS LIABILITIES-0.20%                              2,233,815
==========================================================================
NET ASSETS-100.00%                                          $1,108,885,667
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

Pfd.  - Preferred
REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at January 31, 2005 was $45,277,919, which represented 4.09% of the Fund's Total Investments. See
    Note 1A.
(c) Security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at January 31, 2005 was $7,141,287, which represented 0.65% of the Fund's Total Investments. See Note 1A.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at January 31, 2005 was 0.12% of the Fund's Total Investments. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $782,943,373)                               $1,008,268,302
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $98,383,550)                              98,383,550
============================================================
  Total investments (cost $881,326,923)        1,106,651,852
============================================================
Foreign currencies, at market value (cost
  $1,081)                                                559
------------------------------------------------------------
Receivables for:
  Investments sold                                 3,894,961
------------------------------------------------------------
  Fund shares sold                                 7,549,556
------------------------------------------------------------
  Dividends                                        1,282,497
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                58,084
------------------------------------------------------------
Other assets                                          80,841
============================================================
    Total assets                               1,119,518,350
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            6,359,815
------------------------------------------------------------
  Fund shares reacquired                           3,426,061
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  76,297
------------------------------------------------------------
Accrued distribution fees                            545,482
------------------------------------------------------------
Accrued trustees' fees                                 1,731
------------------------------------------------------------
Accrued transfer agent fees                          151,712
------------------------------------------------------------
Accrued operating expenses                            71,585
============================================================
    Total liabilities                             10,632,683
============================================================
Net assets applicable to shares outstanding   $1,108,885,667
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $  877,388,646
------------------------------------------------------------
Undistributed net investment income                  948,626
------------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                       5,219,225
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              225,329,170
============================================================
                                              $1,108,885,667
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  678,084,146
____________________________________________________________
============================================================
Class B                                       $  222,634,589
____________________________________________________________
============================================================
Class C                                       $  166,278,786
____________________________________________________________
============================================================
Class R                                       $    1,556,237
____________________________________________________________
============================================================
Investor Class                                $   35,121,657
____________________________________________________________
============================================================
Institutional Class                           $    5,210,252
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           28,301,127
____________________________________________________________
============================================================
Class B                                            9,262,837
____________________________________________________________
============================================================
Class C                                            6,932,092
____________________________________________________________
============================================================
Class R                                               64,942
____________________________________________________________
============================================================
Investor Class                                     1,466,804
____________________________________________________________
============================================================
Institutional Class                                  217,402
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        23.96
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $23.96 divided by
      95.25%)                                 $        25.15
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        24.04
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        23.99
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        23.96
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        23.94
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        23.97
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $108,500)        $ 14,708,379
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       648,007
==========================================================================
    Total investment income                                     15,356,386
==========================================================================

EXPENSES:

Advisory fees                                                    4,380,032
--------------------------------------------------------------------------
Administrative services fees                                       137,140
--------------------------------------------------------------------------
Custodian fees                                                      66,087
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,003,335
--------------------------------------------------------------------------
  Class B                                                        1,060,454
--------------------------------------------------------------------------
  Class C                                                          745,999
--------------------------------------------------------------------------
  Class R                                                            1,539
--------------------------------------------------------------------------
  Investor Class                                                    44,309
--------------------------------------------------------------------------
Transfer agent fees-Class A, B, C, R and Investor                  999,374
--------------------------------------------------------------------------
Transfer agent fees--Institutional Class                               181
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                              23,221
--------------------------------------------------------------------------
Other                                                              308,799
==========================================================================
    Total expenses                                               8,770,470
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (237,080)
==========================================================================
    Net expenses                                                 8,533,390
==========================================================================
Net investment income                                            6,822,996
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         34,418,464
--------------------------------------------------------------------------
  Foreign currencies                                              (105,304)
==========================================================================
                                                                34,313,160
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                         77,010,361
--------------------------------------------------------------------------
  Foreign currencies                                                 4,115
==========================================================================
                                                                77,014,476
==========================================================================
Net gain from investment securities and foreign currencies     111,327,636
==========================================================================
Net increase in net assets resulting from operations          $118,150,632
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the Six Months Ended January 31, 2005 and the Year Ended July 31, 2004 (Unaudited)

                                                               JANUARY 31,        JULY 31,
                                                                   2005             2004
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    6,822,996    $ 10,807,406
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                    34,313,160      22,859,653
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                             77,014,476      78,906,825
============================================================================================
    Net increase in net assets resulting from operations         118,150,632     112,573,884
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (3,973,838)     (7,298,271)
--------------------------------------------------------------------------------------------
  Class B                                                           (776,829)     (2,846,339)
--------------------------------------------------------------------------------------------
  Class C                                                           (547,804)     (1,662,526)
--------------------------------------------------------------------------------------------
  Class R                                                             (3,967)            (57)
--------------------------------------------------------------------------------------------
  Investor Class                                                    (263,862)       (550,046)
--------------------------------------------------------------------------------------------
  Institutional Class                                                (25,873)         (3,372)
============================================================================================
    Total distributions from net investment income                (5,592,173)    (12,360,611)
============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (16,888,599)             --
--------------------------------------------------------------------------------------------
  Class B                                                         (5,886,416)             --
--------------------------------------------------------------------------------------------
  Class C                                                         (4,241,068)             --
--------------------------------------------------------------------------------------------
  Class R                                                            (24,680)             --
--------------------------------------------------------------------------------------------
  Investor Class                                                    (990,197)             --
--------------------------------------------------------------------------------------------
  Institutional Class                                                (91,997)             --
============================================================================================
    Total distributions from net realized gains                  (28,122,957)             --
============================================================================================
    Decrease in net assets resulting from distributions          (33,715,130)    (12,360,611)
============================================================================================
Share transactions-net:
  Class A                                                        212,737,249     189,546,124
--------------------------------------------------------------------------------------------
  Class B                                                         27,456,074      22,366,994
--------------------------------------------------------------------------------------------
  Class C                                                         35,989,976      35,706,292
--------------------------------------------------------------------------------------------
  Class R                                                          1,561,484          23,011
--------------------------------------------------------------------------------------------
  Investor Class                                                   1,874,725      26,243,845
--------------------------------------------------------------------------------------------
  Institutional Class                                              4,102,002         987,334
============================================================================================
    Net increase in net assets resulting from share
     transactions                                                283,721,510     274,873,600
============================================================================================
    Net increase in net assets                                   368,157,012     375,086,873
============================================================================================

NET ASSETS:

  Beginning of period                                            740,728,655     365,641,782
============================================================================================
  End of period (including undistributed net investment
    income of $948,626 and $(282,197), respectively)          $1,108,885,667    $740,728,655
____________________________________________________________________________________________
============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Real Estate Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve high total return. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

       The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the Fund's average daily net assets. Effective January 1, 2005 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

NET ASSETS                                                      RATE
---------------------------------------------------------------------
First $250 million                                              0.75%
---------------------------------------------------------------------
Next $250 million                                               0.74%
---------------------------------------------------------------------
Next $500 million                                               0.73%
---------------------------------------------------------------------
Next $1.5 billion                                               0.72%
---------------------------------------------------------------------
Next $2.5 billion                                               0.71%
---------------------------------------------------------------------
Next $2.5 billion                                               0.70%
---------------------------------------------------------------------
Next $2.5 billion                                               0.69%
---------------------------------------------------------------------
Over $10 billion                                                0.68%
_____________________________________________________________________
=====================================================================


    AIM has entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. ("INVESCO") whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the six months ended January 31, 2005, AIM waived fees of $162,717.

    For the six months ended January 31, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $64,737 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2005, AIM was paid $137,140.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the six months ended January 31, 2005, the Fund paid AISI $999,374 for Class A, Class B, Class C, Class R and Investor Class share classes and $181 for Institutional Class shares.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class R Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of the Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the six months ended January 31, 2005, the Class A, Class B, Class C, Class R and Investor Class shares paid $1,003,335, $1,060,454, $745,999, $1,539 and
$44,309, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2005, AIM Distributors advised the Fund that it retained $281,271 in front-end sales commissions from the sale of Class A shares and $41,637, $52,874, $14,934 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                              PROCEEDS         UNREALIZED
                            MARKET VALUE     PURCHASES          FROM          APPRECIATION     MARKET VALUE    DIVIDEND
FUND                          07/31/04        AT COST           SALES        (DEPRECIATION)      01/31/05       INCOME
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class       $15,196,858     $108,102,048    $ (74,107,131)       $   --        $49,191,775     $321,398
-----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class        15,196,858      108,102,048      (74,107,131)           --         49,191,775     326,609
=======================================================================================================================
  Total                     $30,393,716     $216,204,096    $(148,214,262)       $   --        $98,383,550     $648,007
_______________________________________________________________________________________________________________________
=======================================================================================================================


                             REALIZED
FUND                        GAIN (LOSS)
--------------------------
Liquid Assets Portfolio-
  Institutional Class         $   --
--------------------------
STIC Prime Portfolio-
  Institutional Class             --
==========================
  Total                       $   --
__________________________
==========================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2005, the Fund received credits from these arrangements which resulted in the reduction of the Fund's total expenses of $9,626.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2005, the Fund paid legal fees of $3,820 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of July 31, 2004 to utilizing $1,941,450 of capital loss carryforward in the fiscal year ended July 31, 2005.

    The Fund has a capital loss carryforward as of July 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2006                                                    $1,240,191
-----------------------------------------------------------------------------
July 31, 2007                                                     1,790,021
-----------------------------------------------------------------------------
July 31, 2009                                                     2,138,624
=============================================================================
Total capital loss carryforward                                  $5,168,836
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003, the date of the reorganization of INVESCO Real Estate Opportunity Fund into the Fund, are realized on securities held in each fund at such day, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2005 was $321,433,449 and $127,166,533, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $225,697,202
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (1,488,229)
==============================================================================
Net unrealized appreciation of investment securities             $224,208,973
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $882,442,879.

NOTE 9--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JANUARY 31, 2005               JULY 31, 2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     11,776,085    $284,093,917    14,903,883    $299,751,365
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,968,865      47,412,736     3,321,613      66,077,962
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,985,146      48,077,859     3,156,809      63,545,923
----------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                      68,582       1,677,153         1,119          22,954
----------------------------------------------------------------------------------------------------------------------
  Investor Class(c)                                              482,589      11,750,104       930,779      19,266,503
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         166,376       4,016,569        48,081         995,692
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        783,270      19,810,570       338,725       6,808,828
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        237,668       6,055,088       126,922       2,528,943
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        171,864       4,370,941        73,282       1,463,058
----------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                       1,116          28,395             3              57
----------------------------------------------------------------------------------------------------------------------
  Investor Class(c)                                               48,432       1,221,495        25,309         521,885
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                           4,658         117,870           162           3,372
======================================================================================================================
Issued in connection with acquisitions:(d)
  Class A                                                             --              --       601,377      11,125,322
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --        14,428         267,736
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --       122,102       2,261,014
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                      --              --     1,476,425      27,304,798
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         50,186       1,206,442       312,257       6,275,053
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (50,035)     (1,206,442)     (311,271)     (6,275,053)
======================================================================================================================
Reacquired:
  Class A                                                     (3,842,177)    (92,373,680)   (6,786,421)   (134,414,444)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,026,224)    (24,805,308)   (2,032,387)    (40,232,594)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (676,912)    (16,458,824)   (1,590,589)    (31,563,703)
----------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                      (5,878)       (144,064)           --              --
----------------------------------------------------------------------------------------------------------------------
  Investor Class(c)                                             (461,307)    (11,096,874)   (1,035,423)    (20,849,341)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                          (1,316)        (32,437)         (559)        (11,730)
======================================================================================================================
                                                              11,680,988    $283,721,510    13,696,626    $274,873,600
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 11% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
(b) Class R and Institutional Class shares commenced sales on April 30, 2004.
(c) Investor Class shares commenced sales on September 30, 2003.
(d) As of the open of business on November 24, 2003, the Fund acquired all of the net assets of INVESCO Real Estate Opportunity Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Real Estate Opportunity Fund shareholders on October 28, 2003. The acquisition was accomplished by a tax-free exchange of 2,214,332 shares of the Fund for 4,386,619 shares of INVESCO Real Estate Opportunity Fund outstanding as of the close of business on November 21, 2003. INVESCO Real Estate Opportunity Fund's net assets at that date of $40,958,870, including $5,430,748 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $427,505,213.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS                                                      SEVEN MONTHS
                                                        ENDED                     YEAR ENDED JULY 31,                   ENDED
                                                     JANUARY 31,       ------------------------------------------      JULY 31,
                                                        2005             2004        2003       2002       2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  21.41         $  17.50    $  15.25    $ 13.56    $ 13.04      $ 10.61
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.20(a)          0.44(a)     0.45(a)    0.47(a)    0.50         0.30(a)
=================================================================================================================================
  Net gains on securities (both realized and
    unrealized)                                           3.17             3.97        2.24       1.68       0.54         2.38
=================================================================================================================================
    Total from investment operations                      3.37             4.41        2.69       2.15       1.04         2.68
=================================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.16)           (0.50)      (0.44)     (0.46)     (0.52)       (0.25)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  (0.66)              --          --         --         --           --
=================================================================================================================================
    Total distributions                                  (0.82)           (0.50)      (0.44)     (0.46)     (0.52)       (0.25)
=================================================================================================================================
Net asset value, end of period                        $  23.96         $  21.41    $  17.50    $ 15.25    $ 13.56      $ 13.04
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          15.58%           25.46%      18.12%     16.10%      8.23%       25.61%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $678,084         $418,244    $177,901    $86,411    $28,400      $23,187
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          1.52%(c)         1.65%       1.72%      1.77%      1.63%        1.62%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements       1.57%(c)         1.66%       1.72%      1.77%      1.79%        2.05%(d)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  1.64%(c)         2.17%       2.97%      3.25%      3.88%        4.49%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                  14%              28%         87%        77%        85%          39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $568,660,417.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                       CLASS B
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS                                                      SEVEN MONTHS
                                                        ENDED                     YEAR ENDED JULY 31,                   ENDED
                                                     JANUARY 31,       ------------------------------------------      JULY 31,
                                                        2005             2004        2003       2002       2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  21.48         $  17.55    $  15.29    $ 13.59    $ 13.07      $ 10.64
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.12(a)          0.30(a)     0.36(a)    0.38(a)    0.41         0.25(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                           3.19             3.99        2.24       1.68       0.53         2.39
=================================================================================================================================
    Total from investment operations                      3.31             4.29        2.60       2.06       0.94         2.64
=================================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.09)           (0.36)      (0.34)     (0.36)     (0.42)       (0.21)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  (0.66)              --          --         --         --           --
=================================================================================================================================
    Total distributions                                  (0.75)           (0.36)      (0.34)     (0.36)     (0.42)       (0.21)
=================================================================================================================================
Net asset value, end of period                        $  24.04         $  21.48    $  17.55    $ 15.29    $ 13.59      $ 13.07
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          15.20%           24.66%      17.37%     15.40%      7.42%       25.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $222,635         $174,672    $123,093    $69,557    $16,917      $12,722
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          2.17%(c)         2.30%       2.37%      2.41%      2.36%        2.37%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements       2.22%(c)         2.31%       2.37%      2.41%      2.43%        2.70%(d)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  0.99%(c)         1.52%       2.32%      2.61%      3.15%        3.73%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                  14%              28%         87%        77%        85%          39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $210,361,741.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                        CLASS C
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS                                                     SEVEN MONTHS
                                                         ENDED                     YEAR ENDED JULY 31,                  ENDED
                                                      JANUARY 31,       -----------------------------------------      JULY 31,
                                                         2005             2004       2003       2002       2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  21.44         $  17.52    $ 15.26    $ 13.57    $ 13.05      $ 10.62
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.12(a)          0.30(a)    0.36(a)    0.38(a)    0.41         0.25(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                            3.18             3.98       2.24       1.67       0.53         2.39
=================================================================================================================================
    Total from investment operations                       3.30             4.28       2.60       2.05       0.94         2.64
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.09)           (0.36)     (0.34)     (0.36)     (0.42)       (0.21)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   (0.66)              --         --         --         --           --
=================================================================================================================================
    Total distributions                                   (0.75)           (0.36)     (0.34)     (0.36)     (0.42)       (0.21)
=================================================================================================================================
Net asset value, end of period                         $  23.99         $  21.44    $ 17.52    $ 15.26    $ 13.57      $ 13.05
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           15.18%           24.64%     17.41%     15.35%      7.43%       25.13%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $166,279         $116,872    $64,648    $37,733    $22,722      $20,306
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           2.17%(c)         2.30%      2.37%      2.41%      2.36%        2.37%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        2.22%(c)         2.31%      2.37%      2.41%      2.43%        2.70%(d)
=================================================================================================================================
Ratio of net investment income to average net assets       0.99%(c)         1.52%      2.32%      2.61%      3.15%        3.73%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                   14%              28%        87%        77%        85%          39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $147,983,572.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                          CLASS R
                                                              --------------------------------
                                                                                APRIL 30, 2004
                                                              SIX MONTHS         (DATE SALES
                                                                 ENDED          COMMENCED) TO
                                                              JANUARY 31,          JULY 31,
                                                                 2005                2004
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $21.41              $19.34
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.18(a)             0.11(a)
----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          3.17                2.07
==============================================================================================
    Total from investment operations                              3.35                2.18
==============================================================================================
Less distributions:
  Dividends from net investment income                           (0.14)              (0.11)
----------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.66)                 --
==============================================================================================
    Total distributions                                          (0.80)              (0.11)
==============================================================================================
Net asset value, end of period                                  $23.96              $21.41
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  15.48%              11.29%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,556              $   24
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.67%(c)            1.72%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.72%(c)            1.73%(d)
==============================================================================================
Ratio of net investment income to average net assets              1.49%(c)            2.10%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                          14%                 28%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $610,397.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                         INVESTOR CLASS
                                                              ------------------------------------
                                                                                SEPTEMBER 30, 2003
                                                              SIX MONTHS           (DATE SALES
                                                                 ENDED            COMMENCED) TO
                                                              JANUARY 31,            JULY 31,
                                                                 2005                  2004
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 21.40              $ 18.18
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.21(a)              0.39(a)
--------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           3.17                 3.25
==================================================================================================
    Total from investment operations                               3.38                 3.64
==================================================================================================
Less distributions:
  Dividends from net investment income                            (0.18)               (0.42)
--------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.66)                  --
==================================================================================================
    Total distributions                                           (0.84)               (0.42)
==================================================================================================
Net asset value, end of period                                  $ 23.94              $ 21.40
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                   15.59%               20.13%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $35,122              $29,896
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.42%(c)             1.51%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.47%(c)             1.54%(d)
==================================================================================================
Ratio of net investment income to average net assets               1.74%(c)             2.31%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(e)                                           14%                  28%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $35,158,204.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                    INSTITUTIONAL CLASS
                                                              --------------------------------
                                                                                APRIL 30, 2004
                                                              SIX MONTHS         (DATE SALES
                                                                 ENDED          COMMENCED) TO
                                                              JANUARY 31,          JULY 31,
                                                                 2005                2004
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $21.42              $19.34
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.27(a)             0.14(a)
----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          3.17                2.08
==============================================================================================
    Total from investment operations                              3.44                2.22
==============================================================================================
Less distributions:
  Dividends from net investment income                           (0.23)              (0.14)
----------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.66)                 --
==============================================================================================
    Total distributions                                          (0.89)              (0.14)
==============================================================================================
Net asset value, end of period                                  $23.97              $21.42
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  15.88%              11.50%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $5,210              $1,021
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.98%(c)            1.12%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.03%(c)            1.13%(d)
==============================================================================================
Ratio of net investment income to average net assets              2.18%(c)            2.70%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                          14%                 28%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,631,354.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the

United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2005
(Unaudited)


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
BONDS & NOTES-59.50%

ADVERTISING-0.24%

Interpublic Group of Cos., Inc. (The), Sr.
  Unsec. Notes, 7.88%, 10/15/05(a)             $   732,000   $    752,064
=========================================================================

AEROSPACE & DEFENSE-0.17%

Lockheed Martin Corp.-Series A, Medium Term
  Notes, 8.66%, 11/30/06(a)                        495,000        537,664
=========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.53%

Bank of New York Institutional Capital Trust-
  Series A, Bonds, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $1,789,065)(a)(b)               1,500,000      1,653,660
=========================================================================

AUTO PARTS & EQUIPMENT-0.28%

Lear Corp.-Series B, Sr. Unsec. Gtd Notes,
  7.96%, 05/15/05(a)                               837,000        850,777
=========================================================================

AUTOMOBILE MANUFACTURERS-0.66%

DaimlerChrysler N.A. Holding Corp., Unsec.
  Unsub. Gtd. Global Notes, 7.25%,
  01/18/06(a)                                    1,000,000      1,036,730
-------------------------------------------------------------------------
General Motors Corp., Unsec. Global Notes,
  6.25%, 05/01/05(a)                             1,000,000      1,007,300
=========================================================================
                                                                2,044,030
=========================================================================

BROADCASTING & CABLE TV-5.64%

Continental Cablevision, Inc., Sr. Unsec.
  Deb.,
  8.88%, 09/15/05(a)                             2,000,000      2,067,900
-------------------------------------------------------------------------
  9.50%, 08/01/13(a)                             4,900,000      5,290,677
-------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes,
  6.88%, 06/15/05(a)                             2,735,000      2,771,895
-------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes, 6.63%,
  02/15/06(a)                                    2,000,000      2,053,540
-------------------------------------------------------------------------
TCI Communications, Inc.,
  Medium Term Notes, 8.35%, 02/15/05(a)            822,000        823,447
-------------------------------------------------------------------------
  Sr. Notes, 7.25%, 08/01/05(a)                    575,000        586,408
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.00%, 08/01/05(a)           1,400,000      1,432,886
-------------------------------------------------------------------------
Time Warner Cos., Inc., Unsec. Notes, 7.75%,
  06/15/05(a)                                    2,395,000      2,435,308
=========================================================================
                                                               17,462,061
=========================================================================

CONSTRUCTION MATERIALS-1.15%

Rinker Materials Corp., Gtd. Notes, 6.88%,
  07/21/05(a)                                    3,500,000      3,558,835
=========================================================================

CONSUMER FINANCE-12.41%

Capital One Bank, Sr. Global Notes, 8.25%,
  06/15/05(a)                                    5,400,000      5,496,876
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

CONSUMER FINANCE-(CONTINUED)

Capital One Capital I, Sub. Floating Rate
  Bonds, 3.71%, 02/01/27 (Acquired
  09/15/04-09/16/04; Cost
  $1,016,860)(a)(b)(c)(d)                      $ 1,000,000   $  1,003,110
-------------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec.
  Notes,
  7.25%, 05/01/06(a)                             2,000,000      2,083,380
-------------------------------------------------------------------------
  8.75%, 02/01/07(a)                             1,100,000      1,202,091
-------------------------------------------------------------------------
Ford Motor Credit Co.,
  Global Notes, 7.60%, 08/01/05(a)                 500,000        509,815
-------------------------------------------------------------------------
  Notes,
    6.38%, 12/15/05(a)                           1,000,000      1,021,770
-------------------------------------------------------------------------
    6.75%, 05/15/05(a)                           2,100,000      2,119,908
-------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes,
    2.90%, 04/28/05(a)(c)                        4,000,000      4,000,840
-------------------------------------------------------------------------
  Unsec. Global Notes,
    6.50%, 01/25/07(a)                           1,000,000      1,033,290
-------------------------------------------------------------------------
    6.88%, 02/01/06(a)                             400,000        410,704
-------------------------------------------------------------------------
    7.50%, 03/15/05(a)                           2,800,000      2,814,700
-------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 03/15/05(a)               2,235,000      2,247,248
-------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Floating Rate Medium Term Notes,
  4.44%, 03/04/05(a)(c)                          3,725,000      3,728,874
-------------------------------------------------------------------------
  Global Notes,
    4.50%, 07/15/06(a)                           1,900,000      1,895,041
-------------------------------------------------------------------------
    6.13%, 09/15/06(a)                           1,000,000      1,016,754
-------------------------------------------------------------------------
    7.50%, 07/15/05(a)                           2,800,000(e)    2,851,352
-------------------------------------------------------------------------
  Medium Term Notes,
    4.15%, 02/07/05(a)                           2,025,000      2,025,911
-------------------------------------------------------------------------
    5.25%, 05/16/05(a)                           2,900,000      2,916,762
=========================================================================
                                                               38,378,426
=========================================================================

DIVERSIFIED BANKS-6.14%

AB Spintab (Sweden), Bonds, 7.50% (Acquired
  02/12/04; Cost $2,232,040)(a)(b)(f)            2,000,000      2,113,822
-------------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub.
  Yankee Notes, 7.35%(a)(f)                        800,000        846,424
-------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $776,335)(a)(b)(d)      700,000        716,954
-------------------------------------------------------------------------
Bankers Trust Corp., Unsec. Sub. Notes,
  8.25%, 05/01/05(a)                             1,200,000      1,215,852
-------------------------------------------------------------------------
Chohung Bank (South Korea), Unsec. Sub.
  Second Tier Notes, 11.50%, 04/01/10
  (Acquired 07/01/04; Cost
  $1,064,690)(a)(b)(d)                           1,000,000      1,013,110
-------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
  Unsec. Yankee Notes, 8.88%, 06/01/05(a)        2,500,000      2,542,950
-------------------------------------------------------------------------
Daiwa P.B. Ltd. (Cayman Islands), Gtd. Sub.
  Floating Rate Medium Term Euro Notes,
  3.09%(f)(g)                                    1,400,000      1,386,000
-------------------------------------------------------------------------


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Danske Bank A/S (Denmark), Sub. Notes, 6.38%,
  06/15/08 (Acquired 08/30/02; Cost
  $53,673)(a)(b)                               $    50,000   $     50,639
-------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes,
  8.23%, 02/01/27(a)                               650,000        726,342
-------------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06(a)                              900,000        990,405
-------------------------------------------------------------------------
Wells Fargo Bank, N.A., Unsec. Sub. Global
  Notes, 7.80%, 06/15/10(a)                      6,250,000      6,397,500
-------------------------------------------------------------------------
Woori Bank (South Korea), Unsec. Sub. Second
  Tier Notes, 11.75%, 03/01/10 (Acquired
  07/01/04; Cost $1,058,900)(a)(b)(d)            1,000,000      1,008,700
=========================================================================
                                                               19,008,698
=========================================================================

ELECTRIC UTILITIES-3.92%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05(a)        1,430,000      1,477,447
-------------------------------------------------------------------------
Consolidated Edison Co. of New York-Series A,
  Unsec. Deb., 7.75%, 06/01/26(a)                2,000,000      2,154,100
-------------------------------------------------------------------------
Hydro-Quebec (Canada)-Series B, Gtd. Medium
  Term Yankee Notes, 6.52%, 02/23/06(a)          1,150,000      1,185,949
-------------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05(a)                      1,740,000      1,794,479
-------------------------------------------------------------------------
MidAmerican Energy Holdings Co., Sr. Unsec.
  Notes, 7.23%, 09/15/05(a)                      1,000,000      1,022,400
-------------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series F, Sr.
  Unsec. Notes, 7.63%, 10/01/05(a)                 756,098        777,216
-------------------------------------------------------------------------
Pacific Gas & Electric Co., First Mortgage
  Floating Rate Notes, 3.26%, 04/03/06(a)(c)     1,250,000      1,251,391
-------------------------------------------------------------------------
Westar Energy, Inc., Sec. First Mortgage
  Global Bonds, 7.88%, 05/01/07(a)               1,200,000      1,299,492
-------------------------------------------------------------------------
Yorkshire Power Finance (Cayman Islands)-
  Series B, Sr. Unsec. Gtd. Unsub. Global
  Notes, 6.50%, 02/25/08(a)                      1,100,000      1,155,935
=========================================================================
                                                               12,118,409
=========================================================================

FOOD RETAIL-0.39%

Safeway Inc., Sr. Unsec. Notes, 2.50%,
  11/01/05(a)                                    1,200,000      1,192,308
=========================================================================

GAS UTILITIES-1.82%

Columbia Energy Group-Series C, Notes, 6.80%,
  11/28/05(a)                                    2,000,000      2,054,400
-------------------------------------------------------------------------
Kinder Morgan Energy Partners, L.P., Sr.
  Unsec. Notes, 8.00%, 03/15/05(a)                 530,000        533,207
-------------------------------------------------------------------------
NiSource Capital Markets, Inc., Medium Term
  Notes, 7.68%, 04/15/05(a)                      3,000,000      3,026,370
=========================================================================
                                                                5,613,977
=========================================================================

HOMEBUILDING-3.02%

D.R. Horton, Inc., Sr. Unsec. Gtd. Notes,
  7.50%, 12/01/07(a)                             1,415,000      1,535,275
-------------------------------------------------------------------------
Lennar Corp.-Series B, Sr. Unsec. Gtd. Global
  Notes, 9.95%, 05/01/10(a)                      3,350,000      3,574,584
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

HOMEBUILDING-(CONTINUED)

Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%,
  10/24/05(a)                                  $ 1,500,000   $  1,538,520
-------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
  Notes, 9.75%, 09/01/10(a)                      2,500,000      2,706,925
=========================================================================
                                                                9,355,304
=========================================================================

INDUSTRIAL CONGLOMERATES-0.60%

URC Holdings Corp., Sr. Notes, 7.88%,
  06/30/06 (Acquired 10/08/03; Cost
  $1,981,473)(a)(b)(d)                           1,750,000      1,851,570
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.62%

TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07(a)                                    1,300,000      1,403,857
-------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
  6.36%, 04/15/06(a)                               500,000        516,505
=========================================================================
                                                                1,920,362
=========================================================================

INVESTMENT BANKING & BROKERAGE-0.59%

Lehman Brothers Inc.,
  Sr. Sub. Deb., 11.63%, 05/15/05(a)               125,000        127,765
-------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06(a)        700,000        737,422
-------------------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series B,
  Medium Term Notes,
  4.54%, 03/08/05(a)                               250,000        250,520
-------------------------------------------------------------------------
  7.08%, 10/03/05(a)                               690,000        708,299
=========================================================================
                                                                1,824,006
=========================================================================

LIFE & HEALTH INSURANCE-0.81%

ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06(a)                             2,340,000      2,511,148
=========================================================================

MOVIES & ENTERTAINMENT-0.57%

Time Warner Inc., Sr. Unsec. Gtd. Global
  Notes, 5.63%, 05/01/05(a)                      1,000,000      1,006,720
-------------------------------------------------------------------------
Walt Disney Co. (The), Global Notes, 7.30%,
  02/08/05(a)                                      750,000        750,720
=========================================================================
                                                                1,757,440
=========================================================================

MULTI-LINE INSURANCE-0.17%

AXA Equitable Life Insurance Co., Notes,
  6.95%, 12/01/05 (Acquired 11/29/04; Cost
  $523,528)(a)(b)(d)                               505,000        518,978
=========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.13%

Dominion Resources, Inc.-Series B, Sr. Unsec.
  Unsub. Global Notes, 7.63%, 07/15/05(a)          400,000        408,332
=========================================================================

MUNICIPALITIES-2.02%

Bethlehem (City of), Pennsylvania; Unlimited
  Taxable Series 2004 B GO,
  3.35%, 11/01/06(a)(h)                          1,000,000        995,100
-------------------------------------------------------------------------


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
MUNICIPALITIES-(CONTINUED)

Chicago (City of), Illinois O'Hare
  International Airport; Refunding Taxable
  General Airport Third Lien Series 2004 E
  RB, 3.88%, 01/01/08(a)(h)                    $ 1,000,000   $  1,001,430
-------------------------------------------------------------------------
Onondaga (County of), New York; Unlimited
  Taxable Pension Series 2004 GO, 3.50%,
  10/15/06(a)                                    1,250,000      1,248,113
-------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
  Corp.; Taxable Rental Car Facility Series
  2004 RB, 3.69%, 07/01/07(a)(h)                 1,500,000      1,496,190
-------------------------------------------------------------------------
Sacramento (County of), California; Taxable
  Pension Funding CARS Series 2004 C-1 RB,
  4.82, 07/10/30(a)(h)(i)                        1,600,000      1,518,368
=========================================================================
                                                                6,259,201
=========================================================================

OIL & GAS DRILLING-0.67%

R&B Falcon Corp.-Series B, Sr. Unsec. Notes,
  6.75%, 04/15/05(a)                             2,070,000      2,085,939
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.00%

Kerr-McGee Corp., Unsec. Gtd. Global Notes,
  5.38%, 04/15/05(a)                             1,565,000      1,572,590
-------------------------------------------------------------------------
Parker & Parsley Petroleum Co., Sr. Unsec.
  Notes, 8.88%, 04/15/05(a)                      1,500,000      1,517,775
=========================================================================
                                                                3,090,365
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.51%

CIT Group Inc., Sr. Unsec. Unsub. Global
  Notes, 7.63%, 08/16/05(a)                        775,000        794,553
-------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands),
  Sr. Unsec. Global Notes, 8.02%, 05/15/07(a)    2,666,667      2,809,013
-------------------------------------------------------------------------
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09(a)                             1,282,500      1,456,920
-------------------------------------------------------------------------
PLC Trust 2003-1, Sec. Notes, 2.71%, 03/31/06
  (Acquired 03/23/04-11/22/04; Cost
  $2,738,636)(a)(b)(d)                           2,702,057      2,693,310
=========================================================================
                                                                7,753,796
=========================================================================

PROPERTY & CASUALTY INSURANCE-0.89%

Executive Risk Capital Trust-Series B, Gtd.
  Bonds, 8.68%, 02/01/27(a)                        625,000        708,313
-------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub.
  Deb., 5.15%, 08/15/33 (Acquired 03/23/04;
  Cost $2,099,800)(a)(b)(d)                      2,000,000      2,039,420
=========================================================================
                                                                2,747,733
=========================================================================

PUBLISHING-0.32%

News America Holdings, Sr. Gtd. Notes, 8.50%,
  02/15/05(a)                                    1,000,000      1,002,050
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------


REAL ESTATE-1.40%

HRPT Properties Trust, Sr. Unsec. Notes,
  6.70%, 02/23/05(a)                           $   100,000   $    100,216
-------------------------------------------------------------------------
Spieker Properties, Inc.,
  Medium Term Notes, 8.00%, 07/19/05(a)          2,340,000      2,389,795
-------------------------------------------------------------------------
  Unsec. Unsub. Notes, 6.88%, 02/01/05(a)        1,845,000      1,844,852
=========================================================================
                                                                4,334,863
=========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.34%

Southern Investments UK PLC (United Kingdom),
  Sr. Unsec. Unsub. Yankee Notes, 6.80%,
  12/01/06(a)                                    1,000,000      1,046,570
=========================================================================

REGIONAL BANKS-2.84%

Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes, 3.95%, 03/01/34(a)(c)     1,500,000      1,553,790
-------------------------------------------------------------------------
Popular, Inc., Unsec. Sub. Notes, 6.75%,
  12/15/05(a)                                    1,000,000      1,025,280
-------------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Sec. Sub. Floating Rate Euro
  Notes, 3.25%(a)(f)(g)                          6,250,000      6,213,413
=========================================================================
                                                                8,792,483
=========================================================================

RESTAURANTS-0.92%

McDonald's Corp., Unsec. Deb., 7.05%,
  11/15/25(a)                                    2,700,000      2,854,359
=========================================================================

SOVEREIGN DEBT-2.49%

Export-Import Bank of Korea (The) (South
  Korea), Unsec. Global Notes, 6.50%,
  11/15/06(a)                                    2,000,000      2,084,940
-------------------------------------------------------------------------
Japan Bank for International Cooperation
  (Japan), Unsec. Gtd. Euro Bonds, 6.50%,
  10/06/05(a)                                       75,000         76,683
-------------------------------------------------------------------------
Russian Federation (Russia),
  Unsec. Unsub. Bonds, 8.75%, 07/24/05
  (Acquired 09/10/04-01/21/05;
  Cost $2,069,550)(a)(b)                         2,000,000      2,049,000
-------------------------------------------------------------------------
  Unsec. Unsub. Euro Bonds-REGS,
    8.75%, 07/24/05 (Acquired 05/14/04; Cost
    $2,113,000)(a)(b)                            2,000,000      2,052,200
-------------------------------------------------------------------------
    10.00%, 06/26/07 (Acquired 05/14/04-
    05/18/04; Cost $1,440,281)(a)(b)             1,275,000      1,435,905
=========================================================================
                                                                7,698,728
=========================================================================

TOBACCO-1.15%

Altria Group, Inc.,
  Unsec. Global Notes, 7.00%, 07/15/05(a)        2,000,000      2,034,520
-------------------------------------------------------------------------
  Unsec. Notes, 6.38%, 02/01/06(a)               1,500,000      1,533,930
=========================================================================
                                                                3,568,450
=========================================================================

TRUCKING-1.10%

Hertz Corp. (The), Sr. Global Notes, 8.25%,
  06/01/05(a)                                      700,000        711,151
-------------------------------------------------------------------------
Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(a)                             2,400,000      2,679,072
=========================================================================
                                                                3,390,223
=========================================================================


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-1.99%

AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Global Notes, 6.88%, 04/18/05(a)      $ 1,625,000   $  1,637,334
-------------------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10(a)              4,145,000      4,506,527
=========================================================================
                                                                6,143,861
=========================================================================
    Total Bonds & Notes (Cost $185,875,315)                   184,086,670
=========================================================================

U.S. MORTGAGE-BACKED SECURITIES-29.85%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-6.05%

Pass Through Ctfs.,
  8.00%, 11/20/12(a)                             1,000,274      1,059,813
-------------------------------------------------------------------------
  9.00%, 05/01/15(a)                               673,440        722,391
-------------------------------------------------------------------------
  7.50%, 06/01/16 to 07/01/24(a)                 2,147,183      2,280,866
-------------------------------------------------------------------------
  7.00%, 12/01/16 to 10/01/34(a)                 4,561,155      4,844,056
-------------------------------------------------------------------------
  6.00%, 02/01/17 to 03/01/23(a)                 5,551,667      5,757,798
-------------------------------------------------------------------------
  8.50%, 02/01/19 to 08/17/26(a)                 3,680,312      4,058,860
=========================================================================
                                                               18,723,784
=========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-14.14%

Pass Through Ctfs.,
  7.50%, 02/01/15 to 11/01/34(a)                 5,025,109      5,375,219
-------------------------------------------------------------------------
  7.00%, 04/01/15 to 09/01/34(a)                17,956,936     19,039,449
-------------------------------------------------------------------------
  8.50%, 09/01/15 to 07/01/30(a)                 1,929,338      2,102,100
-------------------------------------------------------------------------
  6.50%, 11/01/16 to 07/01/32(a)                 7,664,282      8,078,643
-------------------------------------------------------------------------
  8.00%, 09/01/17 to 08/01/32(a)                 6,827,843      7,397,563
-------------------------------------------------------------------------
  9.00%, 02/01/21 to 01/01/30(a)                   629,507        701,372
-------------------------------------------------------------------------
  10.00%, 05/01/26(a)                              902,906      1,034,942
=========================================================================
                                                               43,729,288
=========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-9.66%

Pass Through Ctfs.,
  6.50%, 10/15/13 to 02/15/34(a)                10,483,973     11,090,625
-------------------------------------------------------------------------
  7.00%, 05/15/17 to 06/15/32(a)                 7,331,051      7,809,127
-------------------------------------------------------------------------
  6.00%, 06/15/18 to 07/15/33(a)                 3,789,529      3,968,727
-------------------------------------------------------------------------
  7.75%, 09/15/19 to 02/15/21(a)                   919,958      1,001,979
-------------------------------------------------------------------------
  7.50%, 06/15/23 to 07/15/32(a)                 4,509,194      4,865,398
-------------------------------------------------------------------------
  8.50%, 07/20/27(a)                               468,192        510,204
-------------------------------------------------------------------------
  8.00%, 10/15/30(a)                               590,896        643,187
=========================================================================
                                                               29,889,247
=========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $89,748,150)                                       92,342,319
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

ASSET-BACKED SECURITIES-4.19%

ASSET-BACKED SECURITIES -- CONSUMER
  RECEIVABLES-0.70%

Pacific Coast CDO Ltd. (Cayman Islands)-
  Series 1A, Class A, Floating Rate Bond,
  3.13%, 10/25/36 (Acquired
  03/24/04-05/26/04; Cost
  $2,150,416)(b)(c)(d)                         $ 2,171,223   $  2,149,511
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.55%

Citicorp Lease-Series 1999-1, Class A1, Pass
  Through Ctfs., 7.22%, 06/15/05 (Acquired
  10/03/02-07/15/04; Cost $4,611,706)(a)(b)      4,325,762      4,389,394
-------------------------------------------------------------------------
Twin Reefs Pass Through Trust, Floating Rate
  Pass Through Ctfs., 3.42% (Acquired
  12/07/04; Cost $2,000,000)(a)(b)(d)(f)(j)      2,000,000      2,011,606
-------------------------------------------------------------------------
Yorkshire Power Pass Through Trust (Cayman
  Islands)-Series 2000-1, Pass Through Ctfs.,
  8.25%, 02/15/05 (Acquired
  09/22/03-11/12/03; Cost
  $1,604,630)(a)(b)(d)                           1,500,000      1,502,715
=========================================================================
                                                                7,903,715
=========================================================================

THRIFTS & MORTGAGE FINANCE-0.94%

Sovereign Bank-Class A-1, Pass Through Ctfs.,
  10.20%, 06/30/05 (Acquired 09/22/04; Cost
  $2,995,141)(a)(b)(d)                           2,842,364      2,911,803
=========================================================================
    Total Asset-Backed Securities (Cost
      $12,977,178)                                             12,965,029
=========================================================================

                                                 SHARES

PREFERRED STOCKS-4.52%

INTEGRATED OIL & GAS-1.10%

Shell Frontier Oil & Gas Inc.,
  Series A, 2.91% Floating Rate Pfd.(c)                 24      2,400,000
-------------------------------------------------------------------------
  Series C, 2.91% Floating Rate Pfd.(c)                 10      1,000,000
=========================================================================
                                                                3,400,000
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.87%

ABN AMRO XVIII Custodial Receipts-Series
  MM18, 2.79% Floating Rate Pfd. (Acquired
  09/10/04-09/13/04; Cost
  $1,599,990)(b)(d)(k)                                  16      1,600,000
-------------------------------------------------------------------------
Zurich RegCaPS Funding Trust III,
  2.75% Floating Rate Pfd. (Acquired
  03/17/04-09/28/04; Cost
  $2,673,536)(b)(c)(d)                               2,750      2,725,387
-------------------------------------------------------------------------
Zurich RegCaPS Funding Trust IV,
  2.82% Floating Rate Pfd. (Acquired
  01/19/05; Cost $732,361)(b)(c)(d)                    750        732,533
-------------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI,
  3.00% Floating Rate Pfd. (Acquired
  01/19/05; Cost $728,600)(b)(c)(d)                    750        728,595
=========================================================================
                                                                5,786,515
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-1.55%

Fannie Mae
  Series J, 4.72% Pfd.(a)                           47,500   $  2,400,237
-------------------------------------------------------------------------
  Series K, 3.00% Pfd.(a)                           47,500      2,397,268
=========================================================================
                                                                4,797,505
=========================================================================
    Total Preferred Stocks (Cost $13,915,362)                  13,984,020
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-0.65%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.65%

Unsec. Floating Rate Global Notes,
  4.33%, 02/17/09 (Cost $2,000,000)(a)(j)      $ 2,000,000      1,999,680
=========================================================================

-------------------------------------------------------------------------
                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

MONEY MARKET FUNDS-1.19%

Liquid Assets Portfolio-Institutional
  Class(l)                                       1,846,603   $  1,846,603
-------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(l)      1,846,603      1,846,603
=========================================================================
    Total Money Market Funds (Cost
      $3,693,206)                                               3,693,206
=========================================================================
TOTAL INVESTMENTS-99.90% (Cost $308,209,211)                  309,070,924
=========================================================================
OTHER ASSETS LESS LIABILITIES-0.10%                               295,614
=========================================================================
NET ASSETS-100.00%                                           $309,366,538
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

CARS     - Convertible Auction Rate Securities
Ctfs.    - Certificates
Deb.     - Debentures
GO       - General Obligation Bonds
Gtd.     - Guaranteed
Pfd.     - Preferred
RB       - Revenue Bonds
RegCaPS  - Regulatory Capital Preferred Securities
REGS     - Regulation S
Sec.     - Secured
Sr.      - Senior
Sub.     - Subordinated
Unsec.   - Unsecured
Unsub.   - Unsubordinated

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at January 31, 2005 was $292,655,692, which represented 94.69% of the Fund's Total Investments. See Note 1A.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at January 31, 2005 was $38,951,922, which represented 12.59% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on January 31, 2005.
(d) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at January 31, 2005 was $25,207,302, which represented 8.15% of the Fund's Net Assets.
(e) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 7.
(f) Perpetual bond with no specified maturity date.
(g) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on January 31, 2005.
(h) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Financial Guaranty Insurance Co. or MBIA Insurance Corp.
(i) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date. The Bond will be remarketed or convert to a fixed coupon rate at a specified future date.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on January 31, 2005.
(k) Dividend rate is redetermined annually. Rate shown is the rate in effect on January 31, 2005.
(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $304,516,005)                                $305,377,718
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $3,693,206)                               3,693,206
===========================================================
    Total investments (cost $308,209,211)       309,070,924
===========================================================
Cash                                                512,546
-----------------------------------------------------------
Receivables for:
  Investments sold                                2,853,144
-----------------------------------------------------------
  Fund shares sold                                2,152,911
-----------------------------------------------------------
  Dividends and interest                          3,573,169
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               14,006
-----------------------------------------------------------
Other assets                                         58,946
===========================================================
    Total assets                                318,235,646
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           4,210,644
-----------------------------------------------------------
  Fund shares reacquired                          4,336,584
-----------------------------------------------------------
  Dividends                                          91,423
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 21,923
-----------------------------------------------------------
  Variation margin                                  112,077
-----------------------------------------------------------
Accrued distribution fees                            38,356
-----------------------------------------------------------
Accrued trustees' fees                                1,500
-----------------------------------------------------------
Accrued transfer agent fees                          20,542
-----------------------------------------------------------
Accrued operating expenses                           36,059
===========================================================
    Total liabilities                             8,869,108
===========================================================
Net assets applicable to shares outstanding    $309,366,538
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $312,917,960
-----------------------------------------------------------
Undistributed net investment income                (821,437)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and futures contracts    (3,401,088)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and futures contracts                  671,103
===========================================================
                                               $309,366,538
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 18,100,429
___________________________________________________________
===========================================================
Class C                                        $269,573,546
___________________________________________________________
===========================================================
Class R                                        $    147,236
___________________________________________________________
===========================================================
Institutional Class                            $ 21,545,327
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           1,814,626
___________________________________________________________
===========================================================
Class C                                          27,040,328
___________________________________________________________
===========================================================
Class R                                              14,742
___________________________________________________________
===========================================================
Institutional Class                               2,159,791
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       9.97
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.97 divided by
      97.50%)                                  $      10.23
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       9.97
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $       9.99
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $       9.98
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $5,002,456
------------------------------------------------------------------------
Dividends                                                        146,354
------------------------------------------------------------------------
Dividends from affiliated money market funds                      27,667
========================================================================
    Total investment income                                    5,176,477
========================================================================

EXPENSES:

Advisory fees                                                    669,288
------------------------------------------------------------------------
Administrative services fees                                      53,607
------------------------------------------------------------------------
Custodian fees                                                    21,805
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         26,298
------------------------------------------------------------------------
  Class C                                                      1,520,581
------------------------------------------------------------------------
  Class R                                                            178
------------------------------------------------------------------------
Transfer agent fees -- Class A, C and R                          145,748
------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                         3,683
------------------------------------------------------------------------
Trustees' fees and retirement benefits                            13,795
------------------------------------------------------------------------
Other                                                            170,648
========================================================================
    Total expenses                                             2,625,631
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
      arrangement                                               (686,441)
========================================================================
    Net expenses                                               1,939,190
========================================================================
Net investment income                                          3,237,287
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                           (1,995)
------------------------------------------------------------------------
  Futures contracts                                              (42,656)
========================================================================
                                                                 (44,651)
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                            9,912
------------------------------------------------------------------------
  Futures contracts                                             (342,145)
========================================================================
                                                                (332,233)
========================================================================
Net gain (loss) from investment securities and futures
  contracts                                                     (376,884)
========================================================================
Net increase in net assets resulting from operations          $2,860,403
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2005 and the year ended July 31, 2004 (Unaudited)

                                                              JANUARY 31,       JULY 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 3,237,287     $  5,437,094
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    futures contracts                                             (44,651)         960,226
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                  (332,233)       1,419,939
==========================================================================================
    Net increase in net assets resulting from operations        2,860,403        7,817,259
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (204,218)         (22,084)
------------------------------------------------------------------------------------------
  Class C                                                      (3,678,198)      (8,645,314)
------------------------------------------------------------------------------------------
  Class R                                                            (886)             (63)
------------------------------------------------------------------------------------------
  Institutional Class                                            (232,399)         (20,032)
==========================================================================================
    Total distributions from net investment income             (4,115,701)      (8,687,493)
==========================================================================================
Share transactions-net:
  Class A                                                      11,217,861        6,952,088
------------------------------------------------------------------------------------------
  Class C                                                     (47,636,378)     (18,290,840)
------------------------------------------------------------------------------------------
  Class R                                                         136,393           11,404
------------------------------------------------------------------------------------------
  Institutional Class                                          14,866,452        6,755,108
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (21,415,672)      (4,572,240)
==========================================================================================
    Net increase (decrease) in net assets                     (22,670,970)      (5,442,474)
==========================================================================================

NET ASSETS:

  Beginning of period                                         332,037,508      337,479,982
==========================================================================================
  End of period (including undistributed net investment
    income of $(821,437) and $56,977, respectively)           $309,366,538    $332,037,508
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Short Term Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income consistent with the preservation of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.40% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class C, Class R and Institutional Class shares to 0.95% (before distribution fee waivers), 1.60% (before distribution fee waivers), 1.10% and 0.60% of average daily net assets, respectively, through July 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the six months ended January 31, 2005, AIM waived fees of $47,173.

    For the six months ended January 31, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $20,389 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2005, AIM was paid $53,607.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the six months ended January 31, 2005, the Fund paid AISI $145,748 for Class A, Class C and Class R share classes and $3,683 for Institutional Class shares.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the Fund's average daily net assets of Class C shares and 0.50% of the Fund's average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has contractually agreed to waive 0.10% and 0.40% of the Rule 12b-1 plan fees on Class A and Class C shares, respectively. Pursuant to the Plans, for the six months ended January 31, 2005, the Class A, Class C and Class R shares paid $18,784, $912,349 and $178, respectively, after AIM Distributors waived Plan fees of $7,514 and $608,232 for Class A and Class C shares, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2005, AIM Distributors advised the

Fund that it retained $9,517 in front-end sales commissions from the sale of Class A shares and $1,925, $594 and $0 from Class A, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               07/31/04          AT COST          FROM SALES       (DEPRECIATION)      01/31/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio--
  Institutional
  Class             $43,711        $41,972,041       $(40,169,149)         $   --         $1,846,603       $13,798       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class              43,711         41,972,041        (40,169,149)             --          1,846,603        13,869           --
==================================================================================================================================
  Total             $87,422        $83,944,082       $(80,338,298)         $   --         $3,693,206       $27,667       $   --
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $3,133.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2005, the Fund paid legal fees of $2,865 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--FUTURES CONTRACTS

On January 31, 2005, $800,000 principal amount of U.S. corporate obligations were pledged as collateral to cover margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------------------------------------
                                                                                                            UNREALIZED
                                                               NO. OF        MONTH/          MARKET        APPRECIATION
CONTRACT                                                      CONTRACTS    COMMITMENT        VALUE        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                       797       Mar-05/Long    $166,622,813      $(190,610)
________________________________________________________________________________________________________________________
========================================================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of July 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2011                                                    $   20,292
-----------------------------------------------------------------------------
July 31, 2012                                                     1,787,880
=============================================================================
Total capital loss carryforward                                  $1,808,172
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2005, was $173,834,115 and $191,894,289, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 2,934,212
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (2,072,721)
===============================================================================
Net unrealized appreciation of investment securities              $   861,491
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $308,209,433.

NOTE 10--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                    JANUARY 31, 2005                 JULY 31, 2004
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A(a)                                                    2,089,084    $  20,930,106        743,963    $   7,430,672
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       7,779,273       77,940,845     35,091,467      352,966,553
--------------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                       15,325          153,668          1,131           11,341
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                        1,723,767       17,274,501        675,095        6,741,273
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A(a)                                                       17,271          172,901          1,921           19,226
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         308,180        3,085,158        715,503        7,192,526
--------------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                           89              886              6               63
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                           23,150          231,760          2,002           20,025
==========================================================================================================================
Reacquired:
  Class A(a)                                                     (987,868)      (9,885,146)       (49,745)        (497,810)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (12,852,536)    (128,662,381)   (37,689,480)    (378,449,919)
--------------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                       (1,809)         (18,161)            --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                         (263,603)      (2,639,809)          (620)          (6,190)
==========================================================================================================================
                                                               (2,149,677)   $ (21,415,672)      (508,757)   $  (4,572,240)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Class A, Class R and Institutional Class shares commenced sales on April 30, 2004.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                          CLASS A
                                                              --------------------------------
                                                                                APRIL 30, 2004
                                                              SIX MONTHS         (DATE SALES
                                                                 ENDED          COMMENCED) TO
                                                              JANUARY 31,          JULY 31,
                                                                 2005                2004
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.01             $10.03
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.12               0.05(a)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.02)             (0.00)
==============================================================================================
    Total from investment operations                               0.10               0.05
==============================================================================================
Less dividends from net investment income                         (0.14)             (0.07)
==============================================================================================
Net asset value, end of period                                  $  9.97             $10.01
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                    1.00%              0.46%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $18,100             $6,971
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.85%(c)           0.85%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.99%(c)           0.96%(d)
==============================================================================================
Ratio of net investment income to average net assets               2.24%(c)           1.92%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                           54%               126%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $14,905,038.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                 CLASS C
                                                              ----------------------------------------------
                                                                                            AUGUST 30, 2002
                                                              SIX MONTHS          YEAR      (DATE OPERATIONS
                                                                 ENDED           ENDED       COMMENCED) TO
                                                              JANUARY 31,       JULY 31,        JULY 31,
                                                                 2005             2004            2003
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  10.01         $ 10.02         $  10.01
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.09            0.16(a)          0.12(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.01)           0.08             0.14
============================================================================================================
    Total from investment operations                               0.08            0.24             0.26
============================================================================================================
Less distributions:
  Dividends from net investment income                            (0.12)          (0.25)           (0.25)
============================================================================================================
  Return of capital                                                  --              --            (0.00)
============================================================================================================
    Total distributions                                           (0.12)          (0.25)           (0.25)
============================================================================================================
Net asset value, end of period                                 $   9.97         $ 10.01         $  10.02
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                    0.82%           2.44%            2.58%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $269,574         $318,282        $337,480
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.20%(c)        1.20%            1.20%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.64%(c)        1.61%            1.60%(d)
============================================================================================================
Ratio of net investment income to average net assets               1.89%(c)        1.57%            1.28%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                           54%            126%              88%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $301,636,894.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                          CLASS R
                                                              --------------------------------
                                                                                APRIL 30, 2004
                                                              SIX MONTHS         (DATE SALES
                                                                 ENDED          COMMENCED) TO
                                                              JANUARY 31,          JULY 31,
                                                                 2005                2004
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.02              $10.03
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.11                0.04(a)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.01)               0.01
==============================================================================================
    Total from investment operations                              0.10                0.05
==============================================================================================
Less dividends from net investment income                        (0.13)              (0.06)
==============================================================================================
Net asset value, end of period                                  $ 9.99              $10.02
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                   0.97%               0.49%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  147              $   11
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.10%(c)            1.10%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.14%(c)            1.11%(d)
==============================================================================================
Ratio of net investment income to average net assets              1.99%(c)            1.67%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                          54%                126%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $70,454.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                    INSTITUTIONAL CLASS
                                                              --------------------------------
                                                                                APRIL 30, 2004
                                                              SIX MONTHS         (DATE SALES
                                                                 ENDED          COMMENCED) TO
                                                              JANUARY 31,          JULY 31,
                                                                 2005                2004
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.01             $10.03
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.13               0.05(a)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.01)             (0.00)
==============================================================================================
    Total from investment operations                               0.12               0.05
==============================================================================================
Less dividends from net investment income                         (0.15)             (0.07)
==============================================================================================
Net asset value, end of period                                  $  9.98             $10.01
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                    1.22%              0.52%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $21,545             $6,773
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.59%(c)           0.60%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.60%(c)           0.61%(d)
==============================================================================================
Ratio of net investment income to average net assets               2.50%(c)           2.17%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                           54%               126%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $15,303,340.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal

Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2005
(Unaudited)


                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------
BONDS & NOTES-67.59%

ADVERTISING-0.06%

Interpublic Group of Cos., Inc. (The), Sr.
  Unsec. Notes, 7.88%, 10/15/05(a)              $   91,000     $     93,494
============================================================================

AEROSPACE & DEFENSE-0.17%

Lockheed Martin Corp.-Series A, Medium Term
  Notes, 8.66%, 11/30/06(a)                        225,000          244,393
============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.15%

Bank of New York Institutional Capital Trust-
  Series A, Bonds, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $238,542)(a)(b)                   200,000          220,488
============================================================================

AUTO PARTS & EQUIPMENT-0.24%

Lear Corp.-Series B, Sr. Unsec. Gtd Notes,
  7.96%, 05/15/05(a)                               348,000          353,728
============================================================================

AUTOMOBILE MANUFACTURERS-1.19%

DaimlerChrysler N.A. Holding Corp., Unsec.
  Unsub. Gtd. Global Notes, 7.25%,
  01/18/06(a)                                    1,000,000        1,036,730
----------------------------------------------------------------------------
General Motors Corp., Unsec. Global Notes,
  6.25%, 05/01/05(a)                               700,000          705,110
============================================================================
                                                                  1,741,840
============================================================================

BROADCASTING & CABLE TV-6.02%

Comcast Corp., Sr. Sub. Deb., 10.63%,
  07/15/12(a)                                      240,000          314,952
----------------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Unsec.
  Deb.,
  8.88%, 09/15/05(a)                               500,000          516,975
----------------------------------------------------------------------------
  9.50%, 08/01/13(a)                             1,000,000        1,079,730
----------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes,
  6.88%, 06/15/05(a)                               100,000          101,349
----------------------------------------------------------------------------
Cox Radio, Inc.,
  Sr. Unsec. Gtd. Notes, 6.38%, 05/15/05(a)        500,000          504,405
----------------------------------------------------------------------------
  Sr. Unsec. Notes, 6.63%, 02/15/06(a)             125,000          128,346
----------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec.
  Notes, 8.38%, 11/01/05(a)                      2,050,000        2,134,931
----------------------------------------------------------------------------
TCI Communications, Inc.,
  Medium Term Notes, 8.35%, 02/15/05(a)            350,000          350,616
----------------------------------------------------------------------------
  Sr. Notes, 7.25%, 08/01/05(a)                    600,000          611,904
----------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.00%, 08/01/05(a)           1,150,000        1,177,013
----------------------------------------------------------------------------
Time Warner Cos., Inc.,
  Sr. Unsec. Gtd. Deb., 7.57%, 02/01/24(a)         600,000          717,480
----------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05(a)               1,180,000        1,199,859
============================================================================
                                                                  8,837,560
============================================================================

COMMODITY CHEMICALS-0.71%

Methanex Corp. (Canada), Unsec. Yankee Notes,
  7.75%, 08/15/05(a)                             1,000,000        1,040,370
============================================================================

                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------


CONSUMER FINANCE-10.95%

Associates Corp. of North America, Sr. Global
  Deb.,
  6.95%, 11/01/18(a)                            $  100,000     $    118,478
----------------------------------------------------------------------------
Capital One Bank, Sr. Global Notes, 8.25%,
  06/15/05(a)                                      850,000          865,249
----------------------------------------------------------------------------
Capital One Capital I, Sub. Floating Rate
  Bonds, 3.71%, 02/01/27 (Acquired
  09/15/04-09/16/04; Cost
  $813,712)(a)(b)(c)(d)                            800,000          802,488
----------------------------------------------------------------------------
Capital One Financial Corp.,
  Sr. Unsec. Notes,
    7.25%, 05/01/06(a)                             525,000          546,887
----------------------------------------------------------------------------
    8.75%, 02/01/07(a)                             350,000          382,483
----------------------------------------------------------------------------
  Unsec. Notes, 7.13%, 08/01/08(a)                 175,000          190,610
----------------------------------------------------------------------------
Ford Motor Credit Co.,
  Global Notes,
    7.00%, 10/01/13(a)                             300,000          316,656
----------------------------------------------------------------------------
    7.60%, 08/01/05(a)                             300,000          305,889
----------------------------------------------------------------------------
  Notes,
    6.38%, 12/15/05(a)                           1,000,000        1,021,770
----------------------------------------------------------------------------
    6.75%, 05/15/05(a)                           1,015,000        1,024,622
----------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes,
    2.90%, 04/28/05(a)(c)                        1,000,000        1,000,210
----------------------------------------------------------------------------
  Unsec. Global Notes,
    6.50%, 01/25/07(a)                             750,000          774,967
----------------------------------------------------------------------------
    6.88%, 02/01/06(a)                             300,000          308,028
----------------------------------------------------------------------------
    7.50%, 03/15/05(a)                             900,000          904,725
----------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 03/15/05(a)               1,000,000        1,005,480
----------------------------------------------------------------------------
General Motors Acceptance Corp., Floating
  Rate Medium Term Notes,
    4.23%, 05/19/05(a)(c)                          300,000          300,948
----------------------------------------------------------------------------
    4.44%, 03/04/05(a)(c)                        1,600,000        1,601,664
----------------------------------------------------------------------------
  Global Notes,
    4.50%, 07/15/06(a)                             425,000          423,891
----------------------------------------------------------------------------
    6.13%, 09/15/06(a)                             500,000          508,377
----------------------------------------------------------------------------
    6.75%, 12/01/14(a)                             300,000          294,501
----------------------------------------------------------------------------
    7.50%, 07/15/05(a)(e)                          150,000          152,751
----------------------------------------------------------------------------
  Medium Term Notes,
    4.15%, 02/07/05(a)(e)                        1,430,000        1,430,643
----------------------------------------------------------------------------
    5.25%, 05/16/05(a)                           1,775,000        1,785,259
============================================================================
                                                                 16,066,576
============================================================================

DIVERSIFIED BANKS-4.01%

AB Spintab (Sweden), Bonds, 7.50% (Acquired
  02/12/04; Cost $133,922)(a)(b)(f)                120,000          126,829
----------------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub.
  Yankee Notes, 7.35%(a)(f)                        100,000          105,803
----------------------------------------------------------------------------


                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $83,179)(a)(b)(d)    $   75,000     $     76,816
----------------------------------------------------------------------------
Banco Nacional de Comercio Exterior S.N.C.
  (Mexico), Notes, 3.88%, 01/21/09 (Acquired
  02/25/04; Cost $98,375)(a)(b)(d)                 100,000           96,199
----------------------------------------------------------------------------
BankAmerica Corp., Unsec. Sub. Notes, 7.13%,
  03/01/09(a)                                       50,000           55,616
----------------------------------------------------------------------------
BankBoston Capital Trust IV, Gtd. Floating
  Rate Notes, 3.04%, 06/08/28(a)(c)                250,000          241,582
----------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Bonds,
  8.55%, (Acquired 11/05/03; Cost
  $209,209)(a)(b)(f)                               170,000          205,992
----------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%,
  06/01/27 (Acquired 05/22/03; Cost
  $379,629)(a)(b)(d)                               300,000          344,598
----------------------------------------------------------------------------
Chohung Bank (South Korea), Unsec. Sub.
  Second Tier Notes, 11.50%, 04/01/10
  (Acquired 07/01/04; Cost $479,111)(a)(b)(d)      450,000          455,899
----------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
  Unsec. Global Notes, 6.88%, 03/15/12(a)          600,000          676,110
----------------------------------------------------------------------------
  Unsec. Yankee Notes, 8.88%, 06/01/05(a)          500,000          508,590
----------------------------------------------------------------------------
Daiwa P.B. Ltd. (Cayman Islands), Gtd. Sub.
  Floating Rate Medium Term Euro Notes,
  3.09%(f)(g)                                      300,000          297,000
----------------------------------------------------------------------------
Danske Bank A/S (Denmark),
  First Tier Bonds, 5.91% (Acquired 06/07/04;
    Cost $200,000)(a)(b)(f)                        200,000          213,436
----------------------------------------------------------------------------
  Sub. Notes, 6.38%, 06/15/08 (Acquired
    08/30/02; Cost $107,346)(a)(b)                 100,000          101,278
----------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes,
  8.23%, 02/01/27(a)                               195,000          217,903
----------------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06(a)                              250,000          275,112
----------------------------------------------------------------------------
HSBC Capital Funding L.P. (United Kingdom),
  Gtd. Bonds, 4.61% (Acquired
  11/05/03-11/22/04; Cost $94,036)(a)(b)(f)        100,000           95,197
----------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  2.96%,(a)(f)(g)                                  300,000          268,432
----------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 2.13%, 08/29/87(a)(g)             70,000           57,623
----------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)- Series B, Unsec. Sub. Floating
  Rate Euro Notes, 2.13%(a)(f)(g)                  100,000           88,722
----------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
  8.25%, 11/01/24(a)                               160,000          213,000
----------------------------------------------------------------------------
RBS Capital Trust I, Bonds, 4.71%(a)(f)             75,000           73,786
----------------------------------------------------------------------------
Wells Fargo & Co., Sr. Unsec. Global Notes,
  3.75%, 10/15/07(a)                               325,000          325,094
----------------------------------------------------------------------------
Wells Fargo Bank, N.A., Unsec. Sub. Global
  Notes, 7.80%, 06/15/10(a)                        300,000          307,080
----------------------------------------------------------------------------
Woori Bank (South Korea), Unsec. Sub. Second
  Tier Notes, 11.75%, 03/01/10 (Acquired
  07/01/04; Cost $476,505)(a)(b)(d)                450,000          453,915
============================================================================
                                                                  5,881,612
============================================================================

                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------


DIVERSIFIED CAPITAL MARKETS-0.54%

JPMorgan Chase Bank, Sub. Notes, 7.00%,
  06/01/05(a)                                   $  250,000     $    253,287
----------------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Global
  Bonds, 8.62%(a)(f)                               450,000          540,508
============================================================================
                                                                    793,795
============================================================================

DIVERSIFIED CHEMICALS-0.07%

Dow Chemical Co. (The), Sr. Unsec. Medium
  Term Notes, 3.85%, 11/15/05(a)                   100,000          100,412
============================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.37%

Erac USA Finance Co., Notes, 6.63%, 02/15/05
  (Acquired 07/21/04; Cost $547,487)(a)(b)(d)      535,000          535,610
============================================================================

ELECTRIC UTILITIES--3.36%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05(a)           50,000           51,659
----------------------------------------------------------------------------
Consolidated Edison Co. of New York-Series A,
  Unsec. Deb., 7.75%, 06/01/26(a)                  250,000          269,262
----------------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05(a)                        650,000          670,351
----------------------------------------------------------------------------
MidAmerican Energy Holdings Co., Sr. Unsec.
  Notes, 7.23%, 09/15/05(a)                      1,000,000        1,022,400
----------------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series F, Sr.
  Unsec. Notes, 7.63%, 10/01/05(a)               1,841,098        1,892,520
----------------------------------------------------------------------------
Pacific Gas & Electric Co., First Mortgage
  Floating Rate Notes, 3.26%, 04/03/06(a)(c)       125,000          125,139
----------------------------------------------------------------------------
Westar Energy, Inc., Sec. First Mortgage
  Global Bonds, 7.88%, 05/01/07(a)                 350,000          379,018
----------------------------------------------------------------------------
Yorkshire Power Finance (Cayman
  Islands)-Series B, Sr. Unsec. Gtd. Unsub.
  Global Notes, 6.50%, 02/25/08(a)                 500,000          525,425
============================================================================
                                                                  4,935,774
============================================================================

FOOD RETAIL-0.08%

Safeway Inc., Sr. Unsec. Notes, 2.50%,
  11/01/05(a)                                      125,000          124,199
============================================================================

FOREST PRODUCTS-0.55%

Weyerhaeuser Co., Unsec. Unsub. Global Notes,
  5.50%, 03/15/05(a)                               809,000          811,654
============================================================================

GAS UTILITIES-0.97%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08(a)                         250,000          266,208
----------------------------------------------------------------------------
Columbia Energy Group-Series C, Notes, 6.80%,
  11/28/05(a)                                      250,000          256,800
----------------------------------------------------------------------------
Kinder Morgan Energy Partners, L.P., Sr.
  Unsec. Notes, 8.00%, 03/15/05(a)                 400,000          402,420
----------------------------------------------------------------------------
NiSource Capital Markets, Inc., Medium Term
  Notes, 7.68%, 04/15/05(a)                        500,000          504,395
============================================================================
                                                                  1,429,823
============================================================================


                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------

HOMEBUILDING-1.25%

D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%,
  08/15/11(a)                                   $  300,000     $    345,750
----------------------------------------------------------------------------
Lennar Corp.-Series B, Sr. Unsec. Gtd. Global
  Notes,
  9.95%, 05/01/10(a)                               400,000          426,816
----------------------------------------------------------------------------
Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%,
  10/24/05(a)                                      200,000          205,136
----------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
  Notes, 9.75%, 09/01/10(a)                        450,000          487,247
----------------------------------------------------------------------------
Schuler Homes, Inc., Sr. Unsec. Gtd. Global
  Notes, 9.38%, 07/15/09(a)                        350,000          376,250
============================================================================
                                                                  1,841,199
============================================================================

HOUSEWARES & SPECIALTIES-0.53%

American Greetings Corp., Unsec. Putable
  Deb., 6.10%, 08/01/08(a)                         725,000          778,143
============================================================================

INDUSTRIAL CONGLOMERATES-0.37%

Tyco International Group S.A. (Luxembourg),
  Unsec. Unsub. Gtd. Yankee Notes, 6.38%,
  06/15/05(a)                                      400,000          404,808
----------------------------------------------------------------------------
URC Holdings Corp., Sr. Notes, 7.88%,
  06/30/06 (Acquired 10/08/03-11/22/04; Cost
  $145,305)(a)(b)(d)                               130,000          137,545
============================================================================
                                                                    542,353
============================================================================

INTEGRATED OIL & GAS-0.78%

Amerada Hess Corp., Unsec. Notes, 7.13%,
  03/15/33(a)                                      400,000          459,100
----------------------------------------------------------------------------
ConocoPhillips, Unsec. Deb., 7.13%,
  03/15/28(a)                                      115,000          124,235
----------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Yankee Bonds, 8.90%,
  08/15/28(a)                                      500,000          563,750
============================================================================
                                                                  1,147,085
============================================================================

INTEGRATED TELECOMMUNICATION SERVICES--5.49%

Deutsche Telekom International Finance B.V.
  (Netherlands), Unsec. Unsub. Gtd. Global
  Bonds, 8.25%, 06/15/05(a)                        950,000          967,879
----------------------------------------------------------------------------
France Telecom S.A. (France), Sr. Unsec.
  Global Notes, 8.50%, 03/01/31(a)                 175,000          244,706
----------------------------------------------------------------------------
SBC Communications Inc., Notes, 4.21%,
  06/05/05 (Acquired 12/10/04; Cost
  $2,012,040)(a)(b)(d)                           2,000,000        2,008,670
----------------------------------------------------------------------------
Southwestern Bell Telephone Co.-Series B,
  Medium Term Notes, 6.25%, 07/07/05(a)            500,000          506,350
----------------------------------------------------------------------------
Sprint Capital Corp.,
  Sr. Unsec. Gtd. Global Notes, 7.13%,
    01/30/06(a)                                  1,250,000        1,293,725
----------------------------------------------------------------------------
  Unsec. Gtd. Global Notes, 7.90%,
  03/15/05(a)                                    1,840,000        1,851,206
----------------------------------------------------------------------------
Sprint Corp., Deb., 9.25%, 04/15/22(a)              75,000          101,697
----------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes,
  7.50%, 06/01/07(a)                               400,000          431,956
----------------------------------------------------------------------------
  8.00%, 06/01/11(a)                                75,000           89,110
----------------------------------------------------------------------------
Verizon California Inc.-Series F,
  Unsec. Deb., 6.75%, 05/15/27(a)(h)               100,000          108,658
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

Verizon Communications Inc.,
  Unsec. Gtd. Deb., 6.94%, 04/15/28(a)          $   50,000     $     57,087
----------------------------------------------------------------------------
  Unsec. Deb., 8.75%, 11/01/21(a)                  125,000          164,611
----------------------------------------------------------------------------
Verizon Florida Inc.-Series F, Sr. Unsec.
  Deb., 6.13%, 01/15/13(a)                         125,000          133,594
----------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global
  Deb.,
  4.63%, 03/15/13(a)                               100,000           97,583
============================================================================
                                                                  8,056,832
============================================================================

INVESTMENT BANKING & BROKERAGE-0.45%

Lehman Brothers Inc.,
  Sr. Sub. Deb., 11.63%, 05/15/05(a)               250,000          255,530
----------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06(a)        150,000          158,019
----------------------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series B, Medium
  Term Notes, 4.54%, 03/08/05(a)                   250,000          250,520
============================================================================
                                                                    664,069
============================================================================

LIFE & HEALTH INSURANCE-1.19%

Prudential Holdings, LLC-Series B, Bonds,
  7.25%, 12/18/23 (Acquired
  01/22/04-12/21/04; Cost
  $1,601,997)(a)(b)(h)                           1,345,000        1,637,793
----------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06(a)                               100,000          107,314
============================================================================
                                                                  1,745,107
============================================================================

MOVIES & ENTERTAINMENT-2.48%

Time Warner Entertainment Co. L.P., Sr.
  Unsec. Deb.,
  8.38%, 03/15/23(a)                               450,000          576,423
----------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd. Global
  Notes, 5.63%, 05/01/05(a)                      1,889,000        1,901,694
----------------------------------------------------------------------------
Viacom Inc., Sr. Unsec. Gtd. Notes, 7.75%,
  06/01/05(a)                                      460,000          467,171
----------------------------------------------------------------------------
Walt Disney Co. (The), Global Notes, 7.30%,
  02/08/05(a)                                      700,000          700,672
============================================================================
                                                                  3,645,960
============================================================================

MULTI-LINE INSURANCE-0.49%

AXA Equitable Life Insurance Co., Notes,
  6.95%, 12/01/05 (Acquired 11/29/04; Cost
  $725,683)(a)(b)(d)                               700,000          719,376
============================================================================

MULTI-UTILITIES & UNREGULATED POWER--1.19%

Dominion Resources, Inc.-Series B, Sr. Unsec.
  Unsub. Global Notes, 7.63%, 07/15/05(a)          700,000          714,581
----------------------------------------------------------------------------
Sempra Energy, Sr. Unsec. Unsub. Notes,
  6.95%, 12/01/05(a)                             1,000,000        1,028,850
============================================================================
                                                                  1,743,431
============================================================================


                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------

MUNICIPALITIES-3.76%

Chicago (City of), Illinois; O'Hare
  International Airport; Refunding Taxable
  General Airport Third Lien Series 2004-E RB
  3.88%, 01/01/08(a)(h)                         $1,000,000     $  1,001,430
----------------------------------------------------------------------------
Dallas (City of), Texas; Limited Taxable
  Pension Series 2005 A GO
  4.61%, 02/15/14(a)                               200,000          201,000
----------------------------------------------------------------------------
  5.20%, 02/15/35(a)                               300,000          302,250
----------------------------------------------------------------------------
Indianapolis (City of), Indiana, Local Public
  Improvement Bond Bank; Taxable Series 2005
  A RB
    4.87%, 07/15/16(a)                             250,000          251,250
----------------------------------------------------------------------------
    5.22%, 07/15/20(a)                             325,000          328,656
----------------------------------------------------------------------------
    5.28%, 01/15/22(a)                             275,000          277,750
----------------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project 3); Tax
  Allocation Series 2003 RB, 6.10%,
  05/01/24(a)(h)(i)                                450,000          466,313
----------------------------------------------------------------------------
Louisiana (State of); Refunding Unlimited Tax
  Series 2005 A GO 5.00%, 08/01/14(a)(i)           650,000          727,071
----------------------------------------------------------------------------
Michigan (State of), Western Michigan State
  University; Series 2005 RB 4.41%,
  11/15/14(a)(i)                                   375,000          378,360
----------------------------------------------------------------------------
New Hampshire (State of); Unlimited Tax
  Series 2005 B GO 4.65%, 05/15/15(a)(i)           630,000          634,725
----------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (School Facilities Construction);
  Refunding Series 2005-K RB 5.25%,
  12/15/14(a)(i)                                   300,000          337,869
----------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
  Corp.; Taxable Rental Car Facility Series
  2005 RB,
    3.69%, 07/01/07(a)(h)                          100,000           99,746
----------------------------------------------------------------------------
    4.21%, 07/01/08(a)(h)                          125,000          125,781
----------------------------------------------------------------------------
Sacramento (County of), California; Taxable
  Pension Funding Series 2005 C-1 RB, 4.82%,
  07/10/30(a)(h)(j)                                400,000          379,592
============================================================================
                                                                  5,511,793
============================================================================

OIL & GAS DRILLING-0.07%

R&B Falcon Corp.-Series B, Sr. Unsec. Notes,
  6.75%, 04/15/05(a)                               100,000          100,770
============================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.66%

Andarko Petroleum Corp., Unsec. Notes, 6.50%,
  05/15/05(a)                                      640,000          646,502
----------------------------------------------------------------------------
Kerr-McGee Corp., Unsec. Gtd. Global Notes,
  5.38%, 04/15/05(a)                               150,000          150,728
----------------------------------------------------------------------------
Parker & Parsley Petroleum Co., Sr. Unsec.
  Notes, 8.88%, 04/15/05(a)                        700,000          708,295
----------------------------------------------------------------------------
Pemex Project Funding Master Trust, Unsec.
  Gtd. Unsub. Global Notes,
    7.38%, 12/15/14(a)                             325,000          363,838
----------------------------------------------------------------------------
    8.63%, 02/01/22(a)                             475,000          564,158
============================================================================
                                                                  2,433,521
============================================================================

                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------


OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.00%

Kinder Morgan, Inc., Sr. Unsec. Notes, 6.65%,
  03/01/05(a)                                   $1,460,000     $  1,464,132
============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.15%

CIT Group Inc., Sr. Unsec. Unsub. Global
  Notes, 7.63%, 08/16/05(a)                        175,000          179,415
----------------------------------------------------------------------------
General Electric Capital Corp.-Series A,
  Medium Term Global Notes, 2.85%,
  01/30/06(a)                                       25,000           24,912
----------------------------------------------------------------------------
Heller Financial, Inc., Sr. Unsec. Global
  Notes, 8.00%, 06/15/05(a)                        400,000          407,488
----------------------------------------------------------------------------
ING Capital Funding Trust III, Gtd. Global
  Bonds, 8.44%(a)(f)                                90,000          107,374
----------------------------------------------------------------------------
JPMorgan Chase & Co., Sub Notes, 6.25%,
  12/15/05(a)                                      100,000          102,235
----------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Bonds,
  9.87% (Acquired 06/16/04; Cost
  $339,375)(a)(b)(f)                               300,000          347,664
----------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands),-
  Series 1999-2, Class A1, Global Bonds,
    9.69%, 08/15/09(a)                              95,000          107,920
----------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 8.02%, 05/15/07(a)      229,167          241,400
----------------------------------------------------------------------------
PLC Trust 2003-1, Sec. Notes, 2.71%, 03/31/06
  (Acquired 3/23/04; Cost $362,177)(a)(b)(d)       357,297          356,140
----------------------------------------------------------------------------
Premium Asset Trust-Series 2005-04, Sr.
  Notes, 4.13%, 03/12/09 (Acquired
  03/04/04-11/29/04; Cost $248,281)(a)(b)(d)       250,000          244,003
----------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands), Sr. Notes, 9.25%, 03/15/30
  (Acquired 01/10/03-09/22/04; Cost
  $556,507)(a)(b)(d)                               477,778          581,952
----------------------------------------------------------------------------
UFJ Finance Aruba AEC (Netherlands), Gtd.
  Sub. Second Tier Euro Bonds, 8.75%,(a)(f)        400,000          448,612
============================================================================
                                                                  3,149,115
============================================================================

PACKAGED FOODS & MEATS-0.51%

Nabisco, Inc., Putable Notes, 6.38%,
  02/01/05(a)                                      750,000          752,813
============================================================================

PROPERTY & CASUALTY INSURANCE-1.31%

Executive Risk Capital Trust-Series B, Gtd.
  Bonds, 8.68%, 02/01/27(a)                        350,000          396,655
----------------------------------------------------------------------------
FGIC Corp., Sr. Unsec. Unsub. Notes, 6.00%,
  01/15/34 (Acquired 12/07/04; Cost
  $406,284)(a)(b)(d)                               400,000          425,936
----------------------------------------------------------------------------
First American Capital Trust I, Gtd. Notes,
  8.50%, 04/15/12(a)                               610,000          695,967
----------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub.
  Deb., 5.15%, 08/15/33 (Acquired
  01/21/04-03/23/04; Cost $416,027)(a)(b)(d)       400,000          407,884
============================================================================
                                                                  1,926,442
============================================================================

PUBLISHING-0.70%

News America Holdings, Sr. Gtd. Notes, 8.50%,
  02/15/05(a)                                    1,025,000        1,027,101
============================================================================


                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------

RAILROADS-0.62%

Norfolk Southern Corp., Sr. Unsec. Notes,
  8.38%, 05/15/05(a)                            $  900,000     $    913,572
============================================================================

REAL ESTATE-2.81%

CarrAmerica Realty Corp., Sr. Unsec. Gtd.
  Notes, 6.63%, 03/01/05(a)                        500,000          501,440
----------------------------------------------------------------------------
EOP Operating L.P., Sr. Unsec. Notes, 6.63%,
  02/15/05(a)                                    1,150,000        1,151,449
----------------------------------------------------------------------------
Health Care Property Investors, Inc., Sr.
  Unsec. Notes,
  6.88%, 06/08/05(a)                               550,000          558,129
----------------------------------------------------------------------------
HRPT Properties Trust, Sr. Unsec. Notes,
  6.70%, 02/23/05(a)                               254,000          254,549
----------------------------------------------------------------------------
Spieker Properties, Inc.,
  Medium Term Notes, 8.00%, 07/19/05(a)             50,000           51,064
----------------------------------------------------------------------------
  Unsec. Unsub. Notes, 6.88%, 02/01/05(a)        1,300,000        1,299,896
----------------------------------------------------------------------------
United Dominion Realty Trust, Inc.-Series E,
  Medium Term Notes, 7.73%, 04/05/05(a)            300,000          302,439
============================================================================
                                                                  4,118,966
============================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.07%

Southern Investments UK PLC (United Kingdom),
  Sr. Unsec. Unsub. Yankee Notes, 6.80%,
  12/01/06(a)                                      100,000          104,657
============================================================================

REGIONAL BANKS-2.28%

Banco Popular North America-Series C, Gtd.
  Medium Term Notes, 6.80%, 12/21/05(a)            200,000          203,334
----------------------------------------------------------------------------
Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes, 3.95%, 03/01/34(a)(c)       475,000          492,034
----------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes,
  5.25%, 03/31/08(a)                               500,000          502,025
----------------------------------------------------------------------------
KeyCorp, Unsec. Sub. Notes, 7.25%,
  06/01/05(a)                                      160,000          162,218
----------------------------------------------------------------------------
M&T Bank Corp., Unsec. Sub. Notes, 7.00%,
  07/01/05(a)                                      250,000          253,113
----------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate
  Notes, 2.97%, 06/01/28(a)(c)                     125,000          118,855
----------------------------------------------------------------------------
Popular North America, Inc., Gtd. Notes,
  4.70%, 06/30/09(a)                               350,000          355,488
----------------------------------------------------------------------------
Popular, Inc., Unsec. Sub. Notes, 6.75%,
  12/15/05(a)                                      128,000          131,236
----------------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Sec. Sub. Floating Rate Euro
  Notes, 3.25%,(a)(f)(g)                         1,000,000          994,146
----------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%,
  06/15/14(a)                                      125,000          126,696
============================================================================
                                                                  3,339,145
============================================================================

REINSURANCE-0.08%

GE Global Insurance Holding Corp., Unsec.
  Notes, 7.00%, 02/15/26(a)                        100,000          111,247
============================================================================

RESTAURANTS-0.05%

McDonald's Corp., Unsec. Deb., 7.05%,
  11/15/25(a)                                       75,000           79,288
============================================================================

                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------


SOVEREIGN DEBT-2.53%

Japan Bank for International Cooperation
  (Japan), Unsec. Gtd. Euro Bonds, 6.50%,
  10/06/05(a)                                   $  100,000     $    102,244
----------------------------------------------------------------------------
Russian Federation (Russia),
  Unsec. Unsub. Bonds,
    5.00%, 03/31/30 (Acquired 05/18/04; Cost
      $270,188)(a)(b)                              300,000          315,840
----------------------------------------------------------------------------
    8.75%, 07/24/05 (Acquired
      09/10/04-01/21/05; Cost
      $1,912,125)(a)(b)                          1,850,000        1,895,325
----------------------------------------------------------------------------
  Unsec. Unsub. Euro Bonds-REGS,
    8.75%, 07/24/05 (Acquired 05/14/04; Cost
      $475,425)(a)(b)                              450,000          461,745
----------------------------------------------------------------------------
    10.00%, 06/26/07 (Acquired
      05/14/04-05/18/04; Cost $388,744)(a)(b)      345,000          388,539
----------------------------------------------------------------------------
United Mexican States (Mexico)-Series A,
  Medium Term Global Notes,
    6.63%, 03/03/15(a)                             150,000          162,990
----------------------------------------------------------------------------
    7.50%, 04/08/33(a)                             350,000          392,928
============================================================================
                                                                  3,719,611
============================================================================

THRIFTS & MORTGAGE FINANCE-0.36%

Greenpoint Capital Trust I, Gtd. Sub. Notes,
  9.10%, 06/01/27(a)                               100,000          115,212
----------------------------------------------------------------------------
Washington Mutual Finance Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05(a)                        400,000          407,760
============================================================================
                                                                    522,972
============================================================================

TOBACCO-1.34%

Altria Group, Inc.,
  Sr. Unsec. Notes, 7.00%, 11/04/13(a)             450,000          492,003
----------------------------------------------------------------------------
  Unsec. Global Notes, 7.00%, 07/15/05(a)        1,380,000        1,403,819
----------------------------------------------------------------------------
  Unsec. Notes, 6.38%, 02/01/06(a)                  75,000           76,697
============================================================================
                                                                  1,972,519
============================================================================

TRADING COMPANIES & DISTRIBUTORS-0.23%

Western Power Distribution Holding Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  7.38%, 12/15/28 (Acquired 01/25/05; Cost
  $336,114)(a)(b)(d)                               300,000          340,824
============================================================================

TRUCKING-0.68%

Hertz Corp. (The), Sr. Global Notes, 8.25%,
  06/01/05(a)                                      400,000          406,372
----------------------------------------------------------------------------
Roadway Corp., Sr. Unsec. Gtd. Global Notes,
  8.25%, 12/01/08(a)                               525,000          586,047
============================================================================
                                                                    992,419
============================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.72%

AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Global Notes, 6.88%, 04/18/05(a)        1,862,000        1,876,133
----------------------------------------------------------------------------


                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10(a)             $  600,000     $    652,332
============================================================================
                                                                  2,528,465
============================================================================
    Total Bonds & Notes (Cost $98,831,794)                       99,204,255
============================================================================

U.S. MORTGAGE-BACKED SECURITIES-24.92%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-7.71%

Pass Through Ctfs.,
  6.00%, 08/01/14 to 02/01/34(a)                 3,546,503        3,676,125
----------------------------------------------------------------------------
  5.50%, 05/01/16 to 02/01/17(a)                   139,713          144,330
----------------------------------------------------------------------------
  6.50%, 05/01/16 to 08/01/32(a)                   563,219          593,628
----------------------------------------------------------------------------
  7.00%, 06/01/16 to 10/01/34(a)                   390,501          413,284
----------------------------------------------------------------------------
  7.50%, 04/01/17 to 03/01/32(a)                    81,997           87,680
----------------------------------------------------------------------------
  5.00%, 07/01/34(a)                             2,413,838        2,412,558
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 02/01/30(k)                             3,000,000        3,057,381
----------------------------------------------------------------------------
  5.00%, 02/01/15(k)                               921,000          934,854
============================================================================
                                                                 11,319,840
============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-12.38%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 11/01/34(a)                    85,118           91,137
----------------------------------------------------------------------------
  7.00%, 12/01/15 to 02/01/33(a)                 1,203,384        1,274,574
----------------------------------------------------------------------------
  6.50%, 05/01/16 to 06/01/31(a)                 1,512,453        1,586,560
----------------------------------------------------------------------------
  6.00%, 01/01/17 to 03/01/22(a)                   968,934        1,005,735
----------------------------------------------------------------------------
  5.00%, 03/01/18 to 02/01/19(a)                 2,255,458        2,294,292
----------------------------------------------------------------------------
  5.50%, 11/01/18 to 03/01/34(a)                 1,914,877        1,966,529
----------------------------------------------------------------------------
  8.00%, 08/01/21 to 04/01/32(a)                   179,439          194,274
----------------------------------------------------------------------------
  6.50%, 09/01/31 to 09/01/34(a)                   938,684          983,021
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 02/01/15 to 02/01/35(k)                 3,756,527        3,836,285
----------------------------------------------------------------------------
  5.00%, 02/01/30(k)                             2,000,000        1,994,389
----------------------------------------------------------------------------
  6.00%, 02/01/33(k)                             2,849,700        2,944,548
============================================================================
                                                                 18,171,344
============================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-4.83%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 05/15/32(a)                   296,618          320,386
----------------------------------------------------------------------------
  8.50%, 02/15/25(a)                                39,796           43,552
----------------------------------------------------------------------------
  8.00%, 08/15/25(a)                                11,593           12,646
----------------------------------------------------------------------------
  7.00%, 04/15/28 to 03/15/33(a)                   276,777          293,992
----------------------------------------------------------------------------
  6.00%, 11/15/28 to 11/15/32(a)                   294,839          306,964
----------------------------------------------------------------------------
  6.50%, 01/15/29 to 10/15/34(a)                 4,582,907        4,827,984
----------------------------------------------------------------------------
  6.00%, 02/15/33(a)                               743,693          773,300
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-(CONTINUED)

  5.50%, 12/15/33(a)                            $  492,848     $    506,441
============================================================================
                                                                  7,085,265
============================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $36,196,320)                                         36,576,449
============================================================================

ASSET-BACKED SECURITIES-3.60%

OTHER DIVERSIFIED FINANCIAL SERVICES-2.22%

Citicorp Lease-Series 1999-1, Class A1, Pass
  Through Ctfs., 7.22%, 06/15/05 (Acquired
  05/08/02-07/15/04; Cost $830,780)(a)(b)          787,525          799,109
----------------------------------------------------------------------------
Citicorp Lease-Series 1999-1, Class A2, Pass
  Through Ctfs., 8.04%, 12/15/19 (Acquired
  08/20/02; Cost $166,614)(a)(b)                   150,000          182,073
----------------------------------------------------------------------------
Patrons' Legacy-Series 2003-III, Ctfs.,
  5.65%, 01/17/17 (Acquired 11/04/04; Cost
  $512,705)(b)(d)                                  500,000          512,119
----------------------------------------------------------------------------
Patrons' Legacy-Series 2005-I, Ctfs., 6.67%,
  02/04/17 (Acquired 04/30/04; Cost
  $500,000)(b)(d)                                  500,000          513,139
----------------------------------------------------------------------------
Twin Reefs, Floating Rate Pass Through Ctfs.,
  3.42%, (Acquired 12/07/04; Cost
  $1,000,000)(a)(b)(d)(f)(l)                     1,000,000        1,005,803
----------------------------------------------------------------------------
Yorkshire Power (Cayman Islands)-Series
  2000-1, Pass Through Ctfs., 8.25%, 02/15/05
  (Acquired 06/19/03-09/22/03; Cost
  $270,870)(a)(b)(d)                               250,000          250,452
============================================================================
                                                                  3,262,695
============================================================================

PROPERTY & CASUALTY INSURANCE-0.63%

North Front Pass-Through Trust, Bonds, 5.81%,
  12/15/24 (Acquired 12/08/04; Cost
  $900,000)(a)(b)(d)                               900,000          926,895
============================================================================

REINSURANCE-0.28%

Stringray Pass-Through Trust (Cayman
  Islands),
  Pass Through Crfs, 5.90%, 01/12/15
  (Acquired 01/07/05; Cost $400,000)(b)(d)         400,000          403,560
============================================================================

THRIFTS & MORTGAGE FINANCE-0.47%

Sovereign Bank-Class A-1, Pass Through Ctfs.,
  10.20%, 06/30/05 (Acquired 09/22/04; Cost
  $704,739)(a)(b)(d)                               668,792          685,130
============================================================================
Total Asset-Backed Securities (Cost
  $5,215,287)                                                     5,278,280
============================================================================


                                                 SHARES
PREFERRED STOCKS-2.74%

INTEGRATED OIL & GAS-0.34%

Shell Frontier Oil & Gas Inc.-Series A, 2.38%
  Floating Rate Pfd.(c)                                  5          500,000
============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.71%

ABN AMRO XVIII Custodial Receipts-Series
  MM18, 2.79% Floating Rate Pfd. (Acquired
  09/10/04-09/13/04; Cost $699,990)(b)(d)(m)             7          700,000
----------------------------------------------------------------------------


                                                 SHARES        MARKET VALUE
----------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Zurich RegCaPS Funding Trust III,
  2.75% Floating Rate Pfd. (Acquired
  06/03/04-
    09/28/04; Cost $488,940)(b)(c)(d)                  500     $    495,525
----------------------------------------------------------------------------
  2.82% Floating Rate Pfd. (Acquired
    01/19/05; Cost $390,592)(b)(c)(d)                  400          390,684
----------------------------------------------------------------------------
  3.00% Floating Rate Pfd. (Acquired
    01/19/05; Cost $922,894)(b)(c)(d)                  950          922,887
============================================================================
                                                                  2,509,096
============================================================================

THRIFTS & MORTGAGE FINANCE-0.69%

Fannie Mae-Series J, 4.72% Pfd.(a)                  12,000          606,376
----------------------------------------------------------------------------
Fannie Mae-Series K, 3.00% Pfd.(a)                   8,000          403,750
============================================================================
                                                                  1,010,126
============================================================================
    Total Preferred Stocks (Cost $4,009,416)                      4,019,222
============================================================================
                                                 PRINCIPAL
                                                  AMOUNT

U.S. GOVERNMENT AGENCY SECURITIES-0.77%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.37%

Unsec. Floating Rate Global Notes,
  4.33%, 02/17/09(a)(n)                         $  250,000          249,960
----------------------------------------------------------------------------
Unsec. Global Notes,
  3.38%, 12/15/08(a)                               300,000          295,128
============================================================================
                                                                    545,088
============================================================================

TENNESSEE VALLEY AUTHORITY-0.40%

Unsec. Bonds,
  7.14%, 01/15/08(a)                               500,000          589,130
============================================================================
    Total U.S. Government Agency Securities
      (Cost $1,092,863)                                           1,134,218
============================================================================

----------------------------------------------------------------------------
                                                 PRINCIPAL        MARKET
                                                  AMOUNT           VALUE

U.S. TREASURY SECURITIES-7.48%

U.S. TREASURY NOTES-3.97%

2.50%, 09/30/06(a)                              $4,500,000     $  4,449,375
----------------------------------------------------------------------------
3.13%, 10/15/08(a)                                 275,000          271,263
----------------------------------------------------------------------------
4.75%, 11/15/08(a)                                 650,000          678,132
----------------------------------------------------------------------------
5.00%, 02/15/11(a)                                 400,000          425,436
============================================================================
                                                                  5,824,206
============================================================================

U.S. TREASURY BONDS-2.89%

7.25%, 05/15/16 to 08/15/22(a)                   1,900,000        2,438,012
----------------------------------------------------------------------------
7.50%, 11/15/16(a)                               1,400,000        1,807,750
============================================================================
                                                                  4,245,762
============================================================================

U.S. TREASURY STRIPS-0.62%

3.03%, 02/15/07(a)(n)                              500,000          468,205
----------------------------------------------------------------------------
5.98%, 11/15/23(a)(n)                            1,100,000          443,091
============================================================================
                                                                    911,296
============================================================================
    Total U.S. Treasury Securities (Cost
      $10,749,309)                                               10,981,264
============================================================================

                                                  SHARES

MONEY MARKET FUNDS-0.84%

Liquid Assets Portfolio-Institutional
  Class(o)                                         614,379          614,379
----------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(o)        614,379          614,379
============================================================================
    Total Money Market Funds (Cost
      $1,228,758)                                                 1,228,758
============================================================================
TOTAL INVESTMENTS-107.94% (Cost $157,323,747)                   158,422,446
============================================================================
OTHER ASSETS LESS LIABILITIES-(7.94%)                           (11,650,432)
============================================================================
NET ASSETS-100.00%                                             $146,772,014
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
GO      - General Obligation Bonds
Gtd.    - Guaranteed
Pfd.    - Preferred
RB      - Revenue Bonds
REGS    - Regulation S
Sec.    - Secured
Sr.     - Senior
STRIPS  - Separately Traded Registered Interest and Principal Security
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at January 31, 2005 was $139,691,317, which represented 88.18% of the Fund's Total Investments. See Note 1A.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at January 31, 2005 was $21,785,357, which represented 14.84% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on January 31, 2005.
(d) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at January 31, 2005 was $14,794,049, which represented 10.08 % of the Fund's Net Assets.
(e) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 7.
(f) Perpetual bond with no specified maturity date.
(g) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on January 31, 2005.
(h) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(i) Interest on this security is taxable income to the Fund.
(j) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date. The bond will convert to a fixed coupon rate at a specified future date.
(k) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1F.
(l) Interest rate is redetermined monthly. Rate shown is the rate in effect on January 31, 2005.
(m) Dividend rate is redetermined annually. Rate shown is the rate in effect on January 31, 2005.
(n) Security traded on a discount basis. The interest rate shown is the rate in effect on January 31, 2005.
(o) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $156,094,989)                                $157,193,688
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $1,228,758)                               1,228,758
===========================================================
  Total investments (cost $157,323,747)         158,422,446
===========================================================
Cash                                                512,540
-----------------------------------------------------------
Receivables for:
  Investments sold                                  350,414
-----------------------------------------------------------
  Fund shares sold                                  949,610
-----------------------------------------------------------
  Dividends and interest                          2,062,002
-----------------------------------------------------------
  Amount due from advisor                             6,940
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               11,891
-----------------------------------------------------------
Other assets                                         53,079
===========================================================
    Total assets                                162,368,922
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          15,276,266
-----------------------------------------------------------
  Fund shares reacquired                            123,183
-----------------------------------------------------------
  Dividends                                          18,010
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 13,880
-----------------------------------------------------------
  Variation margin                                   34,984
-----------------------------------------------------------
Accrued distribution fees                            52,730
-----------------------------------------------------------
Accrued trustees' fees                                1,083
-----------------------------------------------------------
Accrued transfer agent fees                          29,877
-----------------------------------------------------------
Accrued operating expenses                           46,895
===========================================================
    Total liabilities                            15,596,908
===========================================================
Net assets applicable to shares outstanding    $146,772,014
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $146,121,004
-----------------------------------------------------------
Undistributed net investment income                 (69,925)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and futures contracts      (513,594)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and futures contracts                1,234,529
===========================================================
                                               $146,772,014
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 39,594,395
___________________________________________________________
===========================================================
Class B                                        $ 45,400,907
___________________________________________________________
===========================================================
Class C                                        $  8,368,361
___________________________________________________________
===========================================================
Class R                                        $    273,143
___________________________________________________________
===========================================================
Institutional Class                            $ 53,135,208
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           3,771,273
___________________________________________________________
===========================================================
Class B                                           4,324,736
___________________________________________________________
===========================================================
Class C                                             797,268
___________________________________________________________
===========================================================
Class R                                              26,049
___________________________________________________________
===========================================================
Institutional Class                               5,059,515
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.50
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.50 divided by
      95.25%)                                  $      11.02
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      10.50
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      10.50
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      10.49
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.50
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $2,291,570
------------------------------------------------------------------------
Dividends                                                         33,738
------------------------------------------------------------------------
Dividends from affiliated money market funds                      74,552
========================================================================
    Total investment income                                    2,399,860
========================================================================

EXPENSES:

Advisory fees                                                    315,524
------------------------------------------------------------------------
Administrative services fees                                      25,205
------------------------------------------------------------------------
Custodian fees                                                    13,892
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         68,416
------------------------------------------------------------------------
  Class B                                                        227,404
------------------------------------------------------------------------
  Class C                                                         41,535
------------------------------------------------------------------------
  Class R                                                            510
------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       157,048
------------------------------------------------------------------------
Trustees' fees and retirement benefits                             9,069
------------------------------------------------------------------------
Registration and filing fees                                      70,153
------------------------------------------------------------------------
Other                                                             94,890
========================================================================
    Total expenses                                             1,023,646
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                   (230,134)
========================================================================
    Net expenses                                                 793,512
========================================================================
Net investment income                                          1,606,348
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain from:
  Investment securities                                          679,337
------------------------------------------------------------------------
  Futures contracts                                              295,388
========================================================================
                                                                 974,725
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        1,024,073
------------------------------------------------------------------------
  Futures contracts                                             (152,774)
========================================================================
                                                                 871,299
========================================================================
Net gain from investment securities and futures contracts      1,846,024
========================================================================
Net increase in net assets resulting from operations          $3,452,372
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2005 and the year ended July 31, 2004 (Unaudited)

                                                              JANUARY 31,       JULY 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 1,606,348     $  2,143,805
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and futures
    contracts                                                     974,725          743,908
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and futures contracts                              871,299        1,243,051
==========================================================================================
    Net increase in net assets resulting from operations        3,452,372        4,130,764
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (565,169)      (1,119,985)
------------------------------------------------------------------------------------------
  Class B                                                        (490,389)      (1,252,383)
------------------------------------------------------------------------------------------
  Class C                                                         (89,529)        (237,664)
------------------------------------------------------------------------------------------
  Class R                                                          (2,680)            (263)
------------------------------------------------------------------------------------------
  Institutional Class                                            (520,250)         (49,476)
==========================================================================================
    Total distributions from net investment income             (1,668,017)      (2,659,771)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (449,665)        (275,772)
------------------------------------------------------------------------------------------
  Class B                                                        (528,395)        (409,926)
------------------------------------------------------------------------------------------
  Class C                                                         (94,584)         (73,816)
------------------------------------------------------------------------------------------
  Class R                                                          (2,665)              --
------------------------------------------------------------------------------------------
  Institutional Class                                            (503,102)              --
==========================================================================================
    Total distributions from net realized gains                (1,578,411)        (759,514)
==========================================================================================
    Decrease in net assets resulting from distributions        (3,246,428)      (3,419,285)
==========================================================================================
Share transactions-net:
  Class A                                                       3,498,169        5,423,188
------------------------------------------------------------------------------------------
  Class B                                                       1,161,643       (4,003,657)
------------------------------------------------------------------------------------------
  Class C                                                        (323,800)        (562,735)
------------------------------------------------------------------------------------------
  Class R                                                         165,811          107,444
------------------------------------------------------------------------------------------
  Institutional Class                                          39,896,259       13,316,991
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              44,398,082       14,281,231
==========================================================================================
    Net increase in net assets                                 44,604,026       14,992,710
==========================================================================================

NET ASSETS:

  Beginning of period                                         102,167,988       87,175,278
==========================================================================================
  End of period (including undistributed net investment
    income of $(69,925) and $(8,256), respectively)           $146,772,014    $102,167,988
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Total Return Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve maximum total return consistent with preservation of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $500 million of the Fund's average daily net assets, plus 0.45% on the next $500 million of the Fund's average daily net assets, plus 0.40% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.00% (after distribution fee waivers), 1.75%, 1.75%, 1.25% and 0.75% of average daily net assets, respectively. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.25%, 1.90%, 1.90%, 1.40% and 0.90% of average daily net assets, respectively, through July 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the six months ended January 31, 2005, AIM waived fees of $36,681.

    For the six months ended January 31, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $16,858 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2005, AIM was paid $25,205.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the six months ended January 31, 2005, the Fund paid AISI $157,048 for Class A, Class B, Class C and Class R shares and waived fees of $155,887, for Class A Shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has agreed to waive up to 0.10% of Rule 12b-1 plan fees on Class A shares. Pursuant to the Plans, for the six months ended January 31, 2005, the Class A, Class B, Class C and Class R shares paid $48,869, $227,404, $41,535 and $510, respectively, after AIM Distributors waived Plan fees of $19,547 for Class A shares.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2005, AIM Distributors advised the Fund that it retained $17,139 in front-end sales commissions from the sale of Class A shares and $50, $2,984, $1,193 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      UNREALIZED
                 MARKET VALUE      PURCHASES       PROCEEDS FROM     APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               07/31/04         AT COST            SALES        (DEPRECIATION)      01/31/05       INCOME     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 5,505,206      $23,354,807      $(28,245,634)        $   --         $  614,379     $37,169       $   --
-----------------------------------------------------------------------------------------------------------------------------
STIC Assets
  Portfolio-
  Institutional
  Class            5,505,206       23,354,807       (28,245,634)            --            614,379      37,383           --
=============================================================================================================================
Total            $11,010,412      $46,709,614      $(56,491,268)        $   --         $1,228,758     $74,552       $   --
_____________________________________________________________________________________________________________________________
=============================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $1,161.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2005, the Fund paid legal fees of $2,397 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--FUTURES CONTRACTS

On January 31, 2005, $1,050,000 principal amount of corporate obligations was pledged as collateral to cover margin requirements for open futures contracts.

                                         OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           UNREALIZED
                                                               NO. OF        MONTH/         MARKET        APPRECIATION
CONTRACT                                                      CONTRACTS    COMMITMENT        VALUE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 year Notes                                        86       Mar-05/long    $17,979,375       $(17,633)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 year Notes                                       298       Mar-05/long     32,556,500        118,432
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 year Notes                                       25       Mar-05/long      2,806,641         35,031
=======================================================================================================================
                                                                                          $53,342,516       $135,830
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has no capital loss carryforward as of July 31, 2004

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2005 was $221,144,694 and $165,431,919, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $1,444,853
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (436,613)
==============================================================================
Net unrealized appreciation of investment securities               $1,008,240
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $157,414,206.

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                          CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                YEAR ENDED
                                                                    JANUARY 31,                    JULY 31,
                                                                        2005                         2004
                                                              ------------------------    --------------------------
                                                               SHARES        AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,080,670    $11,428,579     2,120,259    $ 22,280,117
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       730,073      7,714,163     1,740,846      18,292,621
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       142,651      1,505,447       621,595       6,564,573
--------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                     20,575        217,188        10,815         112,468
--------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                      3,762,189     39,749,534     1,279,534      13,278,111
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        88,806        934,684       120,950       1,268,355
--------------------------------------------------------------------------------------------------------------------
  Class B                                                        83,486        878,188       136,964       1,436,475
--------------------------------------------------------------------------------------------------------------------
  Class C                                                        16,096        169,292        27,349         286,832
--------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                        509          5,344            25             263
--------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         97,326      1,023,335         4,746          49,494
====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        25,419        267,240       214,070       2,246,559
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (25,421)      (267,240)     (214,070)     (2,246,559)
====================================================================================================================
Reacquired:
  Class A                                                      (863,437)    (9,132,334)   (1,945,631)    (20,371,843)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      (678,278)    (7,163,468)   (2,051,846)    (21,486,194)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      (189,222)    (1,998,539)     (708,287)     (7,414,140)
--------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                     (5,369)       (56,721)         (506)         (5,287)
--------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                        (83,261)      (876,610)       (1,019)        (10,614)
====================================================================================================================
                                                              4,202,812    $44,398,082     1,355,794    $ 14,281,231
____________________________________________________________________________________________________________________
====================================================================================================================

(a) 36% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are also advised by AIM.
(b) Class R and Institutional Class shares commenced sales on April 30, 2004.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              ------------------------------------------------------------
                                                                                                         DECEMBER 31, 2001
                                                              SIX MONTHS            YEAR ENDED           (DATE OPERATIONS
                                                                 ENDED               JULY 31,              COMMENCED) TO
                                                              JANUARY 31,       ------------------           JULY 31,
                                                                 2005            2004       2003               2002
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.45         $ 10.35    $ 10.19            $10.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.15            0.31       0.32(a)           0.18(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.17            0.25       0.26              0.23
==========================================================================================================================
    Total from investment operations                               0.32            0.56       0.58              0.41
==========================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.15)          (0.36)     (0.40)            (0.22)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.12)          (0.10)     (0.02)               --
==========================================================================================================================
    Total distributions                                           (0.27)          (0.46)     (0.42)            (0.22)
==========================================================================================================================
Net asset value, end of period                                  $ 10.50         $ 10.45    $ 10.35            $10.19
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                    3.15%           5.45%      5.77%             4.09%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $39,594         $35,948    $30,336            $9,325
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements                  1.01%(c)        1.00%      1.00%             1.00%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements               1.53%(c)        1.57%      1.54%             3.21%(d)
==========================================================================================================================
Ratio of net investment income to average net assets               2.79%(c)        2.87%      3.07%             3.10%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                                          141%            338%       284%              215%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $38,776,071.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                        CLASS B
                                                              ------------------------------------------------------------
                                                              SIX MONTHS            YEAR ENDED           DECEMBER 31, 2001
                                                                 ENDED               JULY 31,            (DATE OPERATIONS
                                                              JANUARY 31,       ------------------         COMMENCED) TO
                                                                 2005            2004       2003           JULY 31, 2002
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.45         $ 10.35    $ 10.19            $ 10.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.11            0.22       0.24(a)            0.14(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.17            0.26       0.27               0.22
==========================================================================================================================
    Total from investment operations                               0.28            0.48       0.51               0.36
==========================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.11)          (0.29)     (0.33)             (0.17)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.12)          (0.09)     (0.02)                --
==========================================================================================================================
    Total distributions                                           (0.23)          (0.38)     (0.35)             (0.17)
==========================================================================================================================
Net asset value, end of period                                  $ 10.50         $ 10.45    $ 10.35            $ 10.19
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                    2.77%           4.67%      4.98%              3.65%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $45,401         $44,047    $47,655            $14,678
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements                  1.76%(c)        1.75%      1.75%              1.75%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements               2.18%(c)        2.22%      2.19%              3.86%(d)
==========================================================================================================================
Ratio of net investment income to average net assets               2.04%(c)        2.12%      2.32%              2.35%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                                          141%            338%       284%               215%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $45,109,996.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                       CLASS C
                                                              ----------------------------------------------------------
                                                              SIX MONTHS           YEAR ENDED          DECEMBER 31, 2001
                                                                 ENDED              JULY 31,           (DATE OPERATIONS
                                                              JANUARY 31,       ----------------         COMMENCED) TO
                                                                 2005            2004      2003          JULY 31, 2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.45          $10.35    $10.19            $10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.11            0.22      0.24(a)           0.14(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.17            0.26      0.27              0.22
========================================================================================================================
    Total from investment operations                              0.28            0.48      0.51              0.36
========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.11)          (0.29)    (0.33)            (0.17)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.12)          (0.09)    (0.02)               --
========================================================================================================================
    Total distributions                                          (0.23)          (0.38)    (0.35)            (0.17)
========================================================================================================================
Net asset value, end of period                                  $10.50          $10.45    $10.35            $10.19
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                   2.77%           4.67%     4.98%             3.65%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $8,368          $8,649    $9,185            $3,045
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements                 1.76%(c)        1.75%     1.75%             1.75%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements              2.18%(c)        2.22%     2.19%             3.86%(d)
========================================================================================================================
Ratio of net investment income to average net assets              2.04%(c)        2.12%     2.32%             2.35%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                                         141%            338%      284%              215%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,239,212.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                           CLASS R
                                                              ----------------------------------
                                                                                 APRIL 30, 2004
                                                              SIX MONTHS          (DATE SALES
                                                                 ENDED           COMMENCED) TO
                                                              JANUARY 31,           JULY 31,
                                                                 2005                 2004
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.44               $10.42
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.14                 0.08
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.17                 0.02
================================================================================================
    Total from investment operations                              0.31                 0.10
================================================================================================
Less distributions:
  Dividends from net investment income                           (0.14)                  --
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.12)               (0.08)
================================================================================================
    Total distributions                                          (0.26)               (0.08)
================================================================================================
Net asset value, end of period                                  $10.49               $10.44
________________________________________________________________________________________________
================================================================================================
Total return(a)                                                   3.03%                0.92%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  273               $  108
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements                 1.26%(b)             1.25%(c)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements              1.68%(b)             1.39%(c)
================================================================================================
Ratio of net investment income to average net assets              2.54%(b)             2.62%(c)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(d)                                         141%                 338%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $202,139.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

                                                                     INSTITUTIONAL CLASS
                                                              ----------------------------------
                                                                                 APRIL 30, 2004
                                                              SIX MONTHS          (DATE SALES
                                                                 ENDED           COMMENCED) TO
                                                              JANUARY 31,           JULY 31,
                                                                 2005                 2004
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.45             $ 10.42
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.17                0.09
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.17                0.03
================================================================================================
    Total from investment operations                               0.34                0.12
================================================================================================
Less distributions:
  Dividends from net investment income                            (0.17)              (0.09)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.12)                 --
================================================================================================
    Total distributions                                           (0.29)              (0.09)
================================================================================================
Net asset value, end of period                                  $ 10.50             $ 10.45
________________________________________________________________________________________________
================================================================================================
Total return(a)                                                    3.28%               1.15%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $53,135             $13,415
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements                  0.75%(b)            0.51%(c)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements               0.84%(b)            0.63%(c)
================================================================================================
Ratio of net investment income to average net assets               3.05%(b)            3.36%(c)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(d)                                          141%                338%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $32,853,263.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the

United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

                                                     AIM GLOBAL REAL ESTATE FUND
                                                             AIM HIGH YIELD FUND
                                                AIM INTERMEDIATE GOVERNMENT FUND
                                              AIM LIMITED MATURITY TREASURY FUND
                                                           AIM MONEY MARKET FUND
                                                            AIM REAL ESTATE FUND
                                                        AIM SHORT TERM BOND FUND
                                                      AIM TOTAL RETURN BOND FUND
                                                                     PROSPECTUS
                                                                 APRIL 29, 2005

INSTITUTIONAL CLASSES

AIM Global Real Estate Fund seeks to achieve high total return through growth of capital and current income.

AIM High Yield Fund seeks to achieve a high level of current income.

AIM Intermediate Government Fund seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.

AIM Limited Maturity Treasury Fund seeks liquidity with minimum fluctuation of principal value, and, consistent with this objective, the highest total return achievable.

AIM Money Market Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

AIM Real Estate Fund seeks to achieve high total return.

AIM Short Term Bond Fund seeks to achieve a high level of current income consistent with preservation of capital.

AIM Total Return Bond Fund seeks to achieve maximum total return consistent with preservation of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:

- is not FDIC insured;

- may lose value; and

- is not guaranteed by a bank.

Institutional Class shares of the Money Market Fund are not currently available for public sale. Investors may not purchase Institutional shares of the fund through exchanges from other AIM Funds or through automatic dividend reinvestment from another AIM Fund.

  ---------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------

AIM Global Real Estate Fund                          1
AIM High Yield Fund                                  1
AIM Intermediate Government Fund                     1
AIM Limited Maturity Treasury Fund                   2
AIM Money Market Fund                                2
AIM Real Estate Fund                                 2
AIM Short Term Bond Fund                             2
AIM Total Return Bond Fund                           3
All Funds                                            3
Global Real Estate, Intermediate
  Government, Limited Maturity, Short
  Term Bond and Total Return Bond                    3
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUNDS            4
------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------

PERFORMANCE INFORMATION                              7
------------------------------------------------------

Annual Total Returns                                 7
Performance Table                                   12
FEE TABLE AND EXPENSE EXAMPLE                       15
------------------------------------------------------

Fee Table                                           15
Expense Example                                     16
Hypothetical Investment and Expense
  Information                                       16
FUND MANAGEMENT                                     18
------------------------------------------------------

The Advisors                                        18
Advisor Compensation                                19
Portfolio Managers                                  19
OTHER INFORMATION                                   21
------------------------------------------------------

Dividends and Distributions                         21
Suitability for Investors                           21
FINANCIAL HIGHLIGHTS                                22
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Purchasing Shares                                  A-1
Excessive Short-Term Trading Activity
  Disclosures                                      A-2
Redeeming Shares                                   A-4
Pricing of Shares                                  A-5
Taxes                                              A-7
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta Con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions are registered service marks and AIM Bank Connection, Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

  ---------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

AIM GLOBAL REAL ESTATE FUND (GLOBAL REAL ESTATE)

The fund's investment objective is to achieve high total return through growth of capital and current income. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

    The fund may invest in equity, debt or convertible securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The fund will limit its investment in debt securities unrelated to real estate to those that are investment-grade or deemed by the fund's portfolio managers to be of comparable quality.

    The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. The fund intends to maintain a risk profile similar to the EPRA/NAREIT Global Real Estate Index.

    The fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., "junk bonds."

    The portfolio managers allocate the fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers utilize fundamental real estate analysis and quantitative securities analysis to select investments for the fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating relative return potential among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM HIGH YIELD FUND (HIGH YIELD)
The fund's investment objective is to achieve a high level of current income. The fund seeks to achieve its objective by investing primarily in publicly traded non-investment grade securities. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in non-investment grade debt securities, i.e., "junk bonds." In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund considers a bond to be a junk bond if it is rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Rating Services. The fund will principally invest in junk bonds rated B or above by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services or deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities.

    Although the portfolio managers focus on debt securities that they believe have favorable prospects for high current income, they also consider the possibility of growth of capital of the security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM INTERMEDIATE GOVERNMENT FUND (INTERMEDIATE GOVERNMENT)

The fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in debt securities issued, guaranteed or otherwise backed by the U.S. Government. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, including: (1) U.S. Treasury obligations, and
(2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumen-

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  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

tality. The fund will maintain a weighted average effective maturity, as estimated by the fund's portfolio managers, of between three and ten years. The fund invests primarily in fixed-rate securities such as high-coupon U.S. Government agency mortgage-backed securities, which consist of interests in underlying mortgages with maturities of up to thirty years. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their reasonable concern for safety of principal. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM LIMITED MATURITY TREASURY FUND
(LIMITED MATURITY)
The fund's investment objective is to seek liquidity with minimum fluctuation of principal value, and, consistent with this objective, the highest total return achievable. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds. The fund will only purchase securities with maturities of three years or less.

    The portfolio managers focus on U.S. Treasury obligations they believe have favorable prospects for total return consistent with the fund's investment objective. The portfolio managers usually sell a particular security when any of these factors materially changes.

AIM MONEY MARKET FUND (MONEY MARKET)
The fund's investment objective is to is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing only in high-quality U.S. dollar-denominated short-term obligations, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks;

- repurchase agreements;

- commercial paper;

- taxable municipal securities;

- master notes; and

- cash equivalents

  The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.

    The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

AIM REAL ESTATE FUND (REAL ESTATE)

The fund's investment objective is to achieve high total return. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

    The fund may invest in equity, debt or convertible securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The fund will limit its investment in debt securities to those that are investment-grade or deemed by the fund's portfolio manager to be of comparable quality. The fund may invest up to 25% of its total assets in foreign securities.

    The portfolio managers utilize fundamental real estate analysis and quantitative securities analysis to select investments for the fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating expected returns, among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM SHORT TERM BOND FUND (SHORT TERM BOND)

The fund's investment objective is to achieve a high level of current income consistent with preservation of capital. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to achieve its objective by investing, normally, at least 80% of its assets in a diversified portfolio of investment-grade fixed income securities. These securities may include U.S. Treasury and agency securities, mortgage-backed and asset-backed securities and corporate bonds of varying maturities. In complying with this 80% investment requirement, the fund's investments may include invest-

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  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

ments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. A fixed income security is considered investment grade if it is either rated at least investment grade by Moody's Investors Service, Inc. or Standard & Poor's (rated in the four highest ratings categories by Moody's or S&P), or the fund's portfolio managers believe it to be of comparable credit quality. Under normal market conditions the fund's effective duration and weighted average effective maturity, as estimated by the fund's portfolio managers, will be less than three years.

    The fund may invest up to 15% of its total assets in foreign securities. The fund will not invest in non-U.S. dollar denominated securities.

    The portfolio managers focus on securities that they believe have favorable prospects for a high level of current income, consistent with their concern for preservation of capital. In analyzing securities for possible investment, the portfolio managers ordinarily look for improving industry and company specific fundamentals, such as cash flow coverage, revenue growth, stable or improving credit ratings and business margin improvement, among other factors. The portfolio managers consider whether to sell a particular security when either of these factors materially changes.

AIM TOTAL RETURN BOND FUND (TOTAL RETURN BOND)

The fund's investment objective is to achieve maximum total return consistent with preservation of capital. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to achieve its objective by investing, normally, at least 80% of its assets in a diversified portfolio of investment-grade fixed income securities generally represented by the sector categories within the Lehman Brothers Aggregate Bond Index. These fixed income securities may include U.S. Treasury and agency securities, mortgage-backed and asset-backed securities and corporate bonds of varying maturities. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. A fixed income security is considered investment grade if it is either rated at least investment grade by Moody's Investors Service, Inc. or Standard & Poor's (rated in the four highest ratings categories by Moody's or S&P), or the fund's portfolio managers believe it to be of comparable credit quality. Under normal market conditions the fund's effective duration, as estimated by the fund's portfolio managers, will be within +/-1.5 years of that of the Lehman Brothers Aggregate Bond Index and the fund will generally maintain a weighted average effective maturity, as estimated by the fund's portfolio managers, of between three and ten years.

    The fund may invest up to 25% of its total assets in foreign securities. The fund may invest up to 5% of its total assets in non-U.S. dollar denominated securities.

    The portfolio managers focus on securities that they believe have favorable prospects for maximum total return, consistent with their concern for preservation of capital. In analyzing securities for possible investment, the portfolio managers ordinarily look for improving industry and company specific fundamentals, such as cash flow coverage, revenue growth, stable or improving credit ratings and business margin improvement, among other factors. The portfolio managers consider whether to sell a particular security when either of these factors materially changes.

ALL FUNDS

For cash management purposes, the funds may also hold a portion of their assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of a fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the funds may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. As a result, a fund may not achieve its investment objective.

GLOBAL REAL ESTATE, INTERMEDIATE GOVERNMENT, LIMITED MATURITY, SHORT TERM BOND AND TOTAL RETURN BOND

Each fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

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  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

ALL FUNDS

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GLOBAL REAL ESTATE

The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

HIGH YIELD

Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease; junk bonds are less sensitive to this risk than are higher-quality bonds. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

INTERMEDIATE GOVERNMENT

Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The prices of high-coupon U.S. Government agency mortgage-backed securities fall more slowly when interest rates rise than do prices of traditional fixed-rate securities. Some of the securities purchased by the fund are not guaranteed by the U.S. Government.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    High-coupon U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium. If these securities experience a faster principal

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  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

prepayment rate than expected, both the market value of and income from such securities will decrease.

LIMITED MATURITY

Interest rate increases can cause the price of a debt security to decrease; the longer the debt security's duration, the more sensitive it is to this risk.

MONEY MARKET

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates;

- downgrades of credit ratings or default of any of the fund's holdings;

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries; or

- the risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure or nationalization of deposits, impositions of taxes or other restrictions on the payment of principal and interest.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

GLOBAL REAL ESTATE AND REAL ESTATE

The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The issuer of a debt security may default or otherwise be unable to honor a financial obligation.

    The fund could conceivably hold real estate directly if a company defaults on debt securities the fund owns. In that event, an investment in the fund may have additional risks relating to direct ownership in real estate, including difficulties in valuing and trading real estate, declines in value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.

    The value of the fund's investment in REITs or real estate operating companies is affected by the factors listed above, as well as the management skill of the persons managing the REIT or real estate operating companies. Since REITs and real estate operating companies have expenses of their own, you will bear a proportionate share of those expenses in addition to those of the fund. Because the fund focuses its investments in REITs, real estate operating companies and other companies related to the real estate industry, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

SHORT TERM BOND AND TOTAL RETURN BOND

Fixed income securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a fixed income security to decrease. The longer a fixed income security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    Mortgage-backed and asset-backed securities are subject to different risks from bonds and, as a result, may respond to changes in interest rates differently. If interest rates fall, people refinance or pay off their mortgages ahead of time, which may cause mortgage-backed securities to lose value. If interest rates rise, many people may refinance or prepay their mortgages at a slower-than-expected rate. This may effectively lengthen the life of mortgage-backed securities, which may cause the securities to be more sensitive to changes in interest rates.

MONEY MARKET, SHORT TERM BOND AND TOTAL RETURN BOND

Each fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not

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  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

HIGH YIELD, REAL ESTATE, SHORT TERM BOND AND TOTAL RETURN BOND

Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about issuers, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the fund's policies and procedures with respect to disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

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  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance (before and after taxes) is not necessarily an indication of its future performance. The returns in the bar charts shown below for High Yield, Intermediate Government and Total Return Bond are those of each fund's Class A shares, the returns shown for Real Estate and Short Term Bond are those of each fund's Class C shares, and the returns shown for Money Market are those of the fund's AIM Cash Reserve Shares, none of which are offered in this prospectus. Institutional Class shares would have higher annual returns because, although the shares are invested in the same portfolio of securities, Institutional Class shares have lower expenses. As of the date of this prospectus, the Institutional Classes of Global Real Estate, Intermediate Government and Money Market have not yet commenced operations.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar charts show changes in the performance of High Yield's, Intermediate Government's and Total Return Bond's Class A shares, Real Estate's and Short Term Bond's Class C shares, Money Market's AIM Cash Reserve Shares and Limited Maturity's Institutional Class shares from year to year. The bar charts do not reflect sales loads. If they did, the annual total returns shown would be lower. Institutional Class shares are not subject to front-end or back-end sales loads.

HIGH YIELD--CLASS A

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
1995...................................................................    16.86%
1996...................................................................    15.44%
1997...................................................................    12.52%
1998...................................................................     (5.1)%
1999...................................................................     2.08%
2000...................................................................   (23.81)%
2001...................................................................    (3.59)%
2002...................................................................   (10.38)%
2003...................................................................    30.19%
2004...................................................................    10.91%

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  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT--CLASS A

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   16.28%
1996...................................................................    2.35%
1997...................................................................    9.07%
1998...................................................................    8.17%
1999...................................................................   -1.87%
2000...................................................................    9.37%
2001...................................................................    6.11%
2002...................................................................   10.00%
2003...................................................................    1.31%
2004...................................................................    2.40%

LIMITED MATURITY--INSTITUTIONAL CLASS

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................    9.67%
1996...................................................................    5.01%
1997...................................................................    6.22%
1998...................................................................    6.33%
1999...................................................................    2.88%
2000...................................................................    7.21%
2001...................................................................    7.75%
2002...................................................................    5.01%
2003...................................................................    1.65%
2004...................................................................    0.47%

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  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

MONEY MARKET--AIM CASH RESERVE SHARES

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
1995...................................................................   5.04%
1996...................................................................   4.41%
1997...................................................................   4.66%
1998...................................................................   4.62%
1999...................................................................   4.22%
2000...................................................................   5.45%
2001...................................................................   3.21%
2002...................................................................   0.91%
2003...................................................................   0.55%
2004...................................................................   0.76%

REAL ESTATE--CLASS C SHARES

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
1996...................................................................    36.44%
1997...................................................................    18.88%
1998...................................................................  (23.16)%
1999...................................................................   (3.54)%
2000...................................................................    28.25%
2001...................................................................     9.49%
2002...................................................................     8.06%
2003...................................................................    38.33%
2004...................................................................    35.09%

  ---------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

SHORT TERM BOND--CLASS C SHARES

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2003...................................................................   2.79%
2004...................................................................   1.63%

TOTAL RETURN BOND--CLASS A SHARES

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2002...................................................................   8.54%
2003...................................................................   5.12%
2004...................................................................   4.50%


    The year-to-date total return for each fund as of March 31, 2005 was as follows:

High Yield--Class A                                             -1.23%
Intermediate Government--Class A                                -0.33%
Limited Maturity--Institutional Class                           -0.21%
Money Market--AIM Cash Reserve Shares                            0.37%
Real Estate--Class C                                            -7.43%
Short Term Bond--Class C                                        -0.19%
Total Return Bond--Class A                                      -0.40%

  ---------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:

                                                        HIGHEST QUARTERLY RETURN      LOWEST QUARTERLY RETURN
FUND                                                        (QUARTER ENDED)               (QUARTER ENDED)
-------------------------------------------------------------------------------------------------------------
High Yield--Class A                                      10.17% (6/30/03)             (13.88)% (12/31/00)
Intermediate Government--Class A                         5.49% (6/30/95)              (1.90)% (3/31/96)
Limited Maturity--Institutional Class                    3.13% (9/30/01)              (1.00)% (6/30/04)
Money Market--AIM Cash Reserve Shares                    1.41% (9/30/00               0.14% (3/31/03,
                                                           and 12/31/00)              6/30/03, 9/30/03,
                                                                                      12/31/03, 3/31/04 and
                                                                                      6/30/04)
Real Estate--Class C                                     19.39% (12/31/96)            (15.54)% (9/30/98)
Short Term Bond--Class C                                 1.23% (6/30/03)              (0.61)% (6/30/04)
Total Return Bond--Class A                               3.70% (9/30/02)              (1.82)% (6/30/04)

  ---------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares each fund's performance to that of a broad-based securities market index, a style specific index, and a peer group index, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------
(for the periods ended                                         SINCE      INCEPTION
December 31, 2004)              1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)   DATE
-----------------------------------------------------------------------------------
High Yield--Institutional
  Class(2)                                                                07/11/78(2)
  Return Before Taxes           11.16%    (0.96)%    3.43%         --
  Return After Taxes on
     Distributions               8.31     (4.74)    (0.49)         --
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                 7.14     (3.17)     0.53          --
-----------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate
  Bond Index(3,4)                4.34%     7.71%     7.72%         --
Lehman Brothers High Yield
  Index(4,5,6)                  11.13      6.97      8.13          --
Lipper High Yield Bonds Fund
  Index(5,7)                    10.34      3.99      6.69          --
-----------------------------------------------------------------------------------
Intermediate Government--Class
  A(8)                                                                    04/28/87(8)
  Return Before Taxes            2.40%     5.78%     6.20%         --
  Return After Taxes on
     Distributions               0.70      3.73      3.80          --
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                 1.55      3.68      3.80          --
-----------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate
  Bond Index(3,9)                4.34%     7.71%     7.72%         --
Lehman Brothers Intermediate
  U.S. Government and Mortgage
  Index(10)                      3.66      6.88       N/A          --
Lipper Intermediate U.S.
  Government Fund Index(11)      2.85      6.69      6.66
-----------------------------------------------------------------------------------
Limited Maturity
  Treasury--Institutional
  Class                                                                   07/13/87
  Return Before Taxes            0.47%     4.38%     5.18%                07/13/87
  Return After Taxes on
     Distributions              (0.14)     2.88      3.30          --
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                 0.31      2.81      3.25          --
-----------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate
  Bond Index(3,4)                4.34%     7.71%     7.72%         --
Lehman Brothers 1- to 2-Year
  U.S. Government Bond
  Index(4,12,13)                 0.93      4.73      5.50          --
Lipper Short U.S. Treasury
  Category Average(12,14)        0.63      4.52      5.15          --
-----------------------------------------------------------------------------------
Money Market--AIM Cash Reserve
  Shares(15)                     0.76%     2.16%     3.37%         --
-----------------------------------------------------------------------------------
Real Estate--Institutional
  Class(16)                                                               12/31/96(16)
  Return Before Taxes           36.47%    24.09%      N/A       12.96%
  Return After Taxes on
     Distributions              34.85     22.50       N/A       11.13
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                24.15     20.35       N/A       10.17
-----------------------------------------------------------------------------------
S&P 500 Index(17)               10.87%    (2.30)%     N/A        7.98%(25) 12/31/96(25)
Morgan Stanley REIT
  Index(17,18)                  31.49     21.67       N/A       14.59(25) 12/31/96(25)
Lipper Real Estate Fund
  Index(17,19)                  32.13     21.04       N/A       12.16(25) 12/31/96(25)
-----------------------------------------------------------------------------------

  ---------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------
(for the periods ended                                         SINCE      INCEPTION
December 31, 2004)              1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)   DATE
-----------------------------------------------------------------------------------
Short Term Bond--Institutional
  Class(16)
  Return Before Taxes            2.03%      N/A       N/A        2.68%    8/30/02(16)
  Return After Taxes on
     Distributions               1.04       N/A       N/A        1.70
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                 1.32       N/A       N/A        1.71
-----------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate
Bond Index(3,20)                 4.34%      N/A       N/A        5.02%(25)  8/31/02(25)
Lehman Brothers 1-3 Year
  Government/Credit Index(21)    1.30       N/A       N/A        2.66(25)  8/31/02(25)
Lipper Short Investment Grade
  Debt Fund Index(20,22)         1.61       N/A       N/A        4.02(25)  8/31/02(25)
-----------------------------------------------------------------------------------
Total Return
  Bond--Institutional Class(2)                                            12/31/01(2)
  Return Before Taxes            4.68%      N/A       N/A        6.10%
  Return After Taxes on
     Distributions               3.10       N/A       N/A        4.46
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                 3.07       N/A       N/A        4.24
-----------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate
  Bond Index(3,23)               4.34%      N/A       N/A        6.19%(25) 12/31/01(25)
Lipper Intermediate Investment
  Grade Debt Fund Index(23,24)   4.28       N/A       N/A        5.98(25) 12/31/01(25)
-----------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
 (1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
 (2) The returns shown for these periods are the blended returns of the historical performance of the fund's Institutional Class shares since their inception and the restated historical performance of the fund's Class A shares (for the periods prior to the inception of the Institutional Class shares) at the net asset value and reflect the Rule 12b-1 fees applicable to Class A shares. If the effect of the Institutional Class total expenses were reflected, the returns would be higher than those shown because the Institutional Class has lower total expenses. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Institutional Class shares is April 30, 2004.
 (3) The Lehman Brothers U.S. Aggregate Bond Index measures the performance of U.S. investment grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.
 (4) Each of High Yield and Limited Maturity Treasury have elected to use the Lehman Brothers U.S. Aggregate Bond Index as its broad-based index rather than the Lehman Brothers High Yield Index and Lehman Brothers 1- to 2-Year U.S. Government Bond Index, respectively, because the Lehman Brothers U.S. Aggregate Bond Index is such a widely recognized gauge of U.S. bond market performance.
 (5) High Yield has also included the Lehman Brothers High Yield Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper High Yield Bonds Fund Index (which may or may not include the fund) is included for comparison to a peer group.
 (6) The Lehman Brothers High Yield Index measures the performance of all fixed-rate, non-investment grade debt-securities excluding pay-in-kind bonds, Eurobonds and debt issues from emerging countries.
 (7) The Lipper High Yield Bonds Fund Index is an equally weighted representation of the 30 largest funds within the Lipper High Yield funds category. The funds have no credit rating restriction, but tend to invest in fixed-income securities with lower credit ratings.
 (8) The returns shown for these periods are the restated historical performance of the fund's Class A shares at net asset value and reflect the Rule 12b-1 fees applicable to Class A shares. Institutional Class shares would have different returns because, although the shares are invested in the same portfolio of securities, the Institutional Class has a different expense structure. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Institutional Class shares is April 29, 2005.
 (9) Intermediate Government also included the Lehman Brothers Intermediate U.S. Government and Mortgage Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Intermediate U.S. Government Index (which may or may not include the fund) is included for comparison to a peer group.
(10) The Lehman Brothers Intermediate U.S. Government and Mortgage Index includes securities in the intermediate maturity range of the U.S. Government Index that must have between 1 year and 10 years to final maturity regardless of call features, and fixed-rate mortgage securities with a weighted average of at least one year and issued by GNMA, FHLMC, or FNMA.
(11) The Lipper Intermediate U.S. Government Fund Index measures the performance of the 30 largest funds in the Lipper Intermediate U.S. Government category. These funds invest at least 65% of their assets in securities issued or guaranteed by the U.S. Government, with dollar weighted average maturities of six to ten years.
(12) Limited Maturity Treasury has also included the Lehman Brothers 1- to 2-Year U.S. Government Bond Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Short U.S. Treasury Category Average (which may or may not include the fund) is included for comparison to a peer group.
(13) The Lehman Brothers 1- to 2-Year U.S. Government Bond Index measures the performance of U.S. government issues with maturities of one to two years.
(14) The Lipper Short U.S. Treasury Category Average represents an average of all the short-term U.S. treasury funds tracked by Lipper.
(15) The returns shown for these periods are the restated historical performance of the fund's AIM Cash Reserve Shares at net asset value and reflect the Rule 12b-1 fees applicable to AIM Cash Reserve Shares. Institutional Class shares would have different returns because, although the shares are invested in the same portfolio of securities, the Institutional Class has a different expense structure. The inception date shown in the table is that of the fund's AIM Cash Reserve Shares. The Institutional Class shares have not commenced operations.

  ---------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

(16) The returns shown for these periods are the historical performance of the fund's Institutional Class shares since their inception and the restated historical performance of the fund's Class C shares (for the periods prior to the inception of the Institutional Class shares) at the net asset value and reflect the Rule 12b-1 fees applicable to the Class C shares. If the effect of the Institutional Class total expenses were reflected, the returns would be higher than those shown because the Institutional Class has lower total expenses. The inception date shown in the table is that of the fund's Class C shares. The inception date of the fund's Institutional Class shares is April 30, 2004.
(17) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Morgan Stanley REIT Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Real Estate Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(18) The Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.
(19) The Lipper Real Estate Fund Index is an equally weighted representation of the 30 largest funds within the Lipper Real Estate category.
(20) Short Term Bond has also included the Lehman Brothers 1-3 Year Government/Credit Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Short Investment Grade Debt Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(21) The Lehman Brothers 1-3 Year Government/Credit Index is a subset of the Lehman Brothers Government/Corporate Bond Index that only includes those securities with maturities between one and three years.
(22) The Lipper Short Investment Grade Debt Fund Index is an equally weighted representation of the 30 largest funds that make up the Lipper Short Investment Grade Debt category. These funds invest primarily in investment grade debt issues with dollar-weighted average maturities of less than three years.
(23) In addition, the Lipper Intermediate Investment Grade Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(24) The Lipper Intermediate Investment Grade Debt Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Intermediate Investment Grade Debt category. These funds invest primarily in investment grade debt issues with average maturities of five to ten years.
(25) The average annual total return given is since the month-end closest to the inception date of the class with the longest performance history.

  ---------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the funds:

SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------------------------------
                                      GLOBAL                                                            SHORT      TOTAL
(fees paid directly from your          REAL       HIGH      INTERMEDIATE LIMITED  MONEY       REAL       TERM      RETURN
investment)                           ESTATE     YIELD      GOVERNMENT MATURITY   MARKET     ESTATE      BOND       BOND
---------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of
offering price)                         None       None       None       None       None       None       None       None

Maximum Deferred Sales Charge (Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)            None       None       None       None       None       None       None       None

Redemption/Exchange Fee (as a
percentage of amount
redeemed/exchanged)                     2.00%(1)   2.00%(1)   None       None       None       None       None       None
---------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
---------------------------------------------------------------------------------------------------------------------------
                                      GLOBAL                                                            SHORT      TOTAL
(expenses that are deducted from       REAL       HIGH      INTERMEDIATE LIMITED  MONEY       REAL       TERM      RETURN
fund assets)                          ESTATE     YIELD      GOVERNMENT MATURITY   MARKET     ESTATE      BOND       BOND
---------------------------------------------------------------------------------------------------------------------------
Management Fees                         0.75       0.52%      0.38%      0.20%      0.38%(3)   0.90%      0.40%      0.50%

Distribution and/or Service (12b-1)
Fees                                    None       None       None       None       None       None       None       None

Interest Expense                         N/A        N/A       0.07%       N/A        N/A        N/A        N/A        N/A

Other Expenses                          0.57%(4)   0.18(4)    0.21       0.15       0.18(4)    0.17(4)    0.21(4)    0.43(4)

Total Annual Fund Operating Expenses    1.32%      0.70       0.66       0.35       0.56(5)    1.07(6)    0.61       0.93
Waiver                                  0.17%       N/A        N/A        N/A        N/A        N/A        N/A       0.03(7)
Net Annual Fund Operating
Expenses(8)                             1.15%(9)   0.70       0.66       0.35       0.56       1.07       0.61(10)   0.90(11)
---------------------------------------------------------------------------------------------------------------------------

( 1) You may be charged a 2.00% fee on redemption or exchanges of Institutional
     Class Shares held 30 days or less. See "Shareholders Information-Redeeming Shares -- Redemption Fee" for more information.
( 2) There is no guarantee that actual expenses will be the same as those shown in the table.
( 3) Effective July 1, 2004, the Board of Trustees approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced. The new tiered fee rate is as follows: 0.40% on the first $1 billion of the fund's average daily net assets, plus 0.35% on the fund's average daily net assets in access of $1 billion. Expenses have been restated to reflect this new fee rate.
( 4) Other expenses are based on estimated average net assets for the current fiscal year.
( 5) The advisor has voluntarily agreed to waive fees and/or reimburse expenses in order to increase the fund's yield. The expense limitation agreement may be modified or discontinued without further notice to investors.
( 6) Effective July 1, 2004, the Board of Trustees approved an amendment to the administrative services and transfer agency agreements. Other expenses have been restated to reflect the changes in fees under the new agreement.
( 7) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.90% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees;
     (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation agreement is in effect through July 31, 2005.
( 8) At the direction of the Trustees of the Trust, AMVESCAP (as defined herein) has assumed expenses incurred by the fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds. Total annual operating expenses net of this arrangement are 0.34%, 1.06% and 0.60% for Limited Maturity Fund, Real Estate Fund and Short-Term Bond Fund, respectively.
( 9) The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) to 1.15% of average daily net assets. The expense limitation agreement is in effect through July 31, 2006.
(10) The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) to 0.60% of average daily net assets. The expense limitation agreement is in effect through July 31, 2005.
(11) The Fund's advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) to 0.65% of average daily net assets. These expense limitation agreements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

  ---------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

You should also consider the effect of any account fees charged by the financial institution managing the account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that each fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Global Real Estate                                                                       $117       $402       $707      $1,575
High Yield                                                                                 72        224        390         871
Intermediate Government                                                                    67        211        368         822
Limited Maturity                                                                           36        113        197         443
Money Market                                                                               57        179        313         701
Real Estate                                                                               109        340        590       1,306
Short Term Bond                                                                            62        195        340         762
Total Return Bond                                                                          92        290        509       1,137
---------------------------------------------------------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

AIM GLOBAL REAL ESTATE FUND
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 1.15%                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
-------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                            5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%
Cumulative Return After
  Expenses                            3.85%        7.85%       12.00%       16.31%       20.79%       25.44%       30.27%
End of Year Balance              $10,385.00   $10,784.82   $11,200.04   $11,631.24   $12,079.04   $12,544.09   $13,027.03
Estimated Annual Expenses        $   117.21   $   121.73   $   126.41   $   131.28   $   136.33   $   141.58   $   147.03
-------------------------------------------------------------------------------------------------------------------------

AIM GLOBAL REAL ESTATE FUND
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 1.15%                YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                           47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                           35.29%       40.49%       45.90%
End of Year Balance              $13,528.57   $14,049.42   $14,590.33
Estimated Annual Expenses        $   152.69   $   158.57   $   164.68
--------------------------------------------------------------------------------

AIM HIGH YIELD FUND INSTITUTIONAL
CLASS--ANNUAL EXPENSE
RATIO 0.70%                          YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
---------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses       5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%
Cumulative Return After Expenses        4.30%        8.78%       13.46%       18.34%       23.43%       28.74%       34.27%
End of Year Balance                $10,430.00   $10,878.49   $11,346.27   $11,834.15   $12,343.02   $12,873.77   $13,427.35
Estimated Annual Expenses          $    71.51   $    74.58   $    77.79   $    81.13   $    84.62   $    88.26   $    92.05
---------------------------------------------------------------------------------------------------------------------------

AIM HIGH YIELD FUND INSTITUTIONAL
CLASS--ANNUAL EXPENSE
RATIO 0.70%                          YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Cumulative Return Before Expenses      47.75%       55.13%       62.89%
Cumulative Return After Expenses       40.05%       46.07%       52.35%
End of Year Balance                $14,004.72   $14,606.92   $15,235.02
Estimated Annual Expenses          $    96.01   $   100.14   $   104.45
--------------------------------------------------------------------------------------------------------

AIM INTERMEDIATE GOVERNMENT
FUND INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 0.66%                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
--------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                             5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%
Cumulative Return After Expenses       4.34%        8.87%       13.59%       18.52%       23.67%       29.03%       34.63%
End of Year Balance               $10,434.00   $10,886.84   $11,359.32   $11,852.32   $12,366.71   $12,903.42   $13,463.43
Estimated Annual Expenses         $    67.43   $    70.36   $    73.41   $    76.60   $    79.92   $    83.39   $    87.01
--------------------------------------------------------------------------------------------------------------------------

AIM INTERMEDIATE GOVERNMENT
FUND INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 0.66%                 YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                            47.75%       55.13%       62.89%
Cumulative Return After Expenses      40.48%       46.57%       52.94%
End of Year Balance               $14,047.75   $14,657.42   $15,293.55
Estimated Annual Expenses         $    90.79   $    94.73   $    98.84
--------------------------------------------------------------------------------------------------------------------------

  ---------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

AIM LIMITED MATURITY
TREASURY FUND INSTITUTIONAL
CLASS--ANNUAL EXPENSE
RATIO 0.35%                    YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                        5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                        4.65%           9.52%       14.61%       19.94%       25.52%
End of Year Balance          $10,465.00      $10,951.62   $11,460.87   $11,093.80   $12,551.52
Estimated Annual Expenses    $    35.81      $    37.48   $    39.22   $    41.05   $    42.95
----------------------------------------------------------------------------------------------

AIM LIMITED MATURITY
TREASURY FUND INSTITUTIONAL
CLASS--ANNUAL EXPENSE
RATIO 0.35%                    YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                       34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                       31.35%       37.46%       43.85%       50.54%       57.54%
End of Year Balance          $13,135.16   $13,745.95   $14,385.13   $15,054.04   $15,754.05
Estimated Annual Expenses    $    44.95   $    47.04   $    49.23   $    51.52   $    53.91
----------------------------------------------------------------------------------------------

AIM MONEY MARKET FUND
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 0.56%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.44%           9.08%       13.92%       18.98%       24.26%
End of Year Balance           $10,444.00      $10,907.71   $11,392.02   $11,897.82   $12,426.08
Estimated Annual Expenses     $    57.24      $    59.78   $    62.44   $    65.21   $    68.11
-----------------------------------------------------------------------------------------------

AIM MONEY MARKET FUND
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 0.56%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        29.78%       35.54%       41.56%       47.84%       54.41%
End of Year Balance           $12,977.80   $13,554.02   $14,155.82   $14,784.33   $15,440.76
Estimated Annual Expenses     $    71.13   $    74.29   $    77.59   $    81.03   $    84.63
-----------------------------------------------------------------------------------------------

AIM REAL ESTATE FUND
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 0.91%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         3.93%           8.01%       12.26%       16.67%       21.26%
End of Year Balance           $10,393.00      $10,801,44   $11,225.94   $11,667.12   $12,125.64
Estimated Annual Expenses     $   109.10      $   113.39   $   117.85   $   122.48   $   127.29
-----------------------------------------------------------------------------------------------

AIM REAL ESTATE FUND
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 0.91%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        26.02%       30.97%       36.12%       41.47%        47.03
End of Year Balance           $12,602.18   $13,097.44   $13,612.17   $14,147.13   $14,703.11
Estimated Annual Expenses     $   132.29   $   137.49   $   142.90   $   148.51   $   154.35
-----------------------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 0.61%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.39%           8.97%       13.76%       18.75%       23.96%
End of Year Balance           $10,439.00      $10,897.27   $11,375.66   $11,875.05   $12,396.37
Estimated Annual Expenses     $    62.34      $    65.08   $    67.93   $    70.91   $    74.03
-----------------------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 0.61%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        29.41%       35.09%       41.02%       47.21%       53.67%
End of Year Balance           $12,940.57   $13,508.66   $14,101.69   $14,720.75   $15,367.00
Estimated Annual Expenses     $    77.28   $    80.67   $    84.21   $    87.91   $    91.77
-----------------------------------------------------------------------------------------------

AIM TOTAL RETURN BOND FUND
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 0.90%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.10%           8.37%       12.81%       17.44%       22.25%
End of Year Balance           $10,410.00      $10,836.81   $11,281.12   $11,743.65   $12,225.13
Estimated Annual Expenses     $    91.85      $    95.61   $    99.53   $   103.61   $   107.86
-----------------------------------------------------------------------------------------------

AIM TOTAL RETURN BOND FUND
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 0.90%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        27.26%       32.48%       37.91%       43.57%       49.45%
End of Year Balance           $12,726.37   $13,248.15   $13,791.32   $14,356.76   $14,945.39
Estimated Annual Expenses     $   112.28   $   116.89   $   121.68   $   126.67   $   131.86
-----------------------------------------------------------------------------------------------

  ---------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund. INVESCO Institutional (N.A.), Inc. (INVESCO Real Estate) (the subadvisor for Real Estate) is located at Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240. The subadvisor is responsible for Real Estate Fund's day-to-day management, including the Real Estate Fund's investment decisions and the execution of securities transactions with respect to the fund.

    The advisor has acted as an investment advisor since its organization in 1976 and the subadvisor has acted as an investment adviser and qualified professional asset manager since 1979. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the funds, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and the COAG, AIM has also agreed to reduce management fees on certain AIM equity and balanced funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees during this period. In addition, as required by the settlements, AIM is undertaking certain governance and compliance reforms and reviewing its policies and procedures.

    At the request of the trustees of the AIM funds, AMVESCAP PLC (AMVESCAP), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such funds related to market timing matters.

    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.

    At the request of the trustees of the AIM funds, AMVESCAP PLC (AMVESCAP), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.

    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.

    A number of private civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other private civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements.

  ---------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------


    Additional civil lawsuits related to the above or other issues may be filed by private litigants or by regulators against the AIM funds, IFG, AIM and/or related entities and individuals in the future.

    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended July 31, 2004, the advisor received compensation from the funds at the following rates:

                                                                 ANNUAL RATE
                                                               (AS A PERCENTAGE
                                                               OF AVERAGE DAILY
                           FUND                                  NET ASSETS)
                           ----                                ----------------
High Yield                                                      0.52%
Intermediate Government                                         0.38%
Limited Maturity                                                0.20%
Real Estate                                                     0.90%
Short Term Bond                                                 0.40%
Total Return Bond                                               0.06%

The advisor is to receive a fee from Global Real Estate calculated at the annual rate of 0.75% of average daily net assets.

    The advisor has contractually agreed to advisory fee waivers for the AIM Real Estate Fund for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York (NYAG). The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates after January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.

                 ADVISORY FEE RATES BEFORE                                      ADVISORY FEE RATES AFTER
                   JANUARY 1, 2005 WAIVER                                        JANUARY 1, 2005 WAIVER
--------------------------------------------------------------------------------------------------------------------------
                               0.90% of the first $5 billion                               0.75% of the first $250 million
                              0.875% of the next $5 billion*                                0.74% of the next $250 million
                       0.85% of the excess over $10 billion*                                0.73% of the next $500 million
                                                                                            0.72% of the next $1.5 billion
                                                                                            0.71% of the next $2.5 billion
                                                                                            0.70% of the next $2.5 billion
                                                                                            0.69% of the next $2.5 billion
                                                                                      0.68% of the excess over $10 billion

* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.
During the fiscal year ended July 31, 2004, the advisor received no compensation from Money Market due to a voluntary expense limitation agreement between the advisor and the fund.

PORTFOLIO MANAGERS

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

GLOBAL REAL ESTATE AND REAL ESTATE

- Joe V. Rodriguez, Jr. (lead manager), Portfolio Manager, who has been responsible for Global Real Estate and Real Estate since 2005 and 1995, respectively, and has been associated with the subadvisor and/or its affiliates since 1990.

- Mark Blackburn, Portfolio Manager, who has been responsible for Global Real Estate and Real Estate since 2005 and 2000, respectively, and has been associated with the subadvisor and/or its affiliates since 1998.

- James W. Trowbridge, Portfolio Manager, who has been responsible for Global Real Estate and Real Estate since 2005 and 1995, respectively, and has been associated with the subadvisor and/or its affiliates since 1989.

    They are assisted by the subadvisor's Real Estate Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

HIGH YIELD

- Peter Ehret (co-lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was director of high yield research and portfolio manager for Van Kampen Investment Advisory Corp. where he was associated since 1992.

- Carolyn L. Gibbs (co-lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

- Darren S. Hughes, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1992.

    The portfolio managers are assisted by the advisor's Taxable High Yield Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team

  ---------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website
(http://www.aiminvestments.com). The website is not part of this prospectus.

INTERMEDIATE GOVERNMENT

- Scot W. Johnson (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

- Clint W. Dudley, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998.

    They are assisted by the advisor's Taxable Investment Grade Bond Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

LIMITED MATURITY

- Scot W. Johnson (lead manager), Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

- Clint W. Dudley, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998.

    They are assisted by the advisor's Taxable Investment Grade Bond Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

SHORT TERM BOND

- Jan H. Friedli (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1999.

- Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

    They are assisted by the advisor's Taxable Investment Grade Bond Team, which may be comprised of portfolio managers, research analysts and other investments professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

TOTAL RETURN BOND

- Jan H. Friedli (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1999.

- Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1994.

    They are assisted by the advisor's Taxable Investment Grade Bond Team, which may be comprised of portfolio managers, research analysts and other investments professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

    The lead managers generally have final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform theses functions, and the nature of these functions, may change from time to time.

    The funds' Statement of Additional Information provides additional information about the portfolio mangers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

  ---------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Each of the funds expects that its distributions, if any, will consist primarily of ordinary income.


DIVIDENDS

Each of the funds, except Global Real Estate and Real Estate, generally declares dividends daily and pays dividends, if any, monthly. Global Real Estate and Real Estate generally declares and pays dividends, if any, quarterly.


DIVIDENDS (FOR MONEY MARKET ONLY)

In order to earn dividends on a purchase of fund shares on the day of the purchase, the transfer agent must receive payment in federal funds before 12:00 noon Eastern Time on that day. Purchases made by payments in other forms, or payments in federal funds received after 12:00 noon Eastern Time but before the close of the customary trading session of the New York Stock Exchange, will begin to earn dividends on the next business day.

CAPITAL GAINS DISTRIBUTIONS

The funds generally distributes long-term and short-term capital gains, if any, annually.

SUITABILITY FOR INVESTORS

The Institutional Classes of the funds are intended for use by institutional investors. Shares of the Institutional Classes of the funds are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), defined benefit plans, endowments, foundations and defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization). For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $100 million there is no minimum initial investment requirement, otherwise the minimum initial investment requirement for defined contribution plans is $10 million. There is no minimum initial investment requirement for defined benefit plans, and the minimum initial investment requirement for all other investors for which the Institutional Classes of funds are available is $1 million.

    The Institutional Classes of the funds are designed to be a convenient and economical vehicle in which institutions can invest in a portfolio of securities as the case may be. An investment in the funds may relieve the institution of many of the investment and administrative burdens encountered when investing in securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

    The Institutional Class of Limited Maturity may be particularly appropriate for institutions investing short-term cash reserves for the benefit of customer accounts. Prospective investors should determine if an investment in the fund is consistent with the objectives of its customer account and with applicable state and federal laws and regulations.

    The price per share of Limited Maturity's shares will fluctuate inversely with changes in interest rates. However the price changes in the fund's shares due to changes in interest rates should be more moderate than the per share fluctuations of a fund which invests in longer-term obligations. The fund is designed for the investor who seeks a higher yield and greater stability of income than a money market fund offers, but with less capital fluctuation than a long-term bond fund might provide. Unlike a money market fund, the fund does not seek to maintain a stable net asset value and may not be able to return dollar-for-dollar the money invested.

  ---------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years or period ended 2004, 2003, 2002 and 2001 has been audited by Ernst & Young, LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.

    As of the date of this prospectus, Global Real Estate's, Intermediate Government's and Money Market's Institutional Class have not yet commenced operations and therefore, financial information for the Institutional Class is not available.

                                          HIGH YIELD FUND
---------------------------------------------------------------------------------------------------
                                                                        INSTITUTIONAL CLASS
                                                                -----------------------------------
                                                                                     APRIL 30, 2004
                                                                SIX MONTHS            (DATE SALES
                                                                   ENDED             COMMENCED) TO
                                                                JANUARY 31,             JULY 31,
                                                                   2005                   2004
                                                                -----------          --------------
Net asset value, beginning of period                              $  4.31                $ 4.39
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.15                  0.09(a)
---------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      0.21                 (0.08)
===================================================================================================
  Net increase from payments by affiliates                             --                    --
===================================================================================================
    Total from investment operations                                 0.36                  0.01
===================================================================================================
Less distributions from net investment income                       (0.15)                (0.09)
===================================================================================================
Redemption fees added to shares of beneficial interest               0.00                  0.00
===================================================================================================
Net asset value, end of period                                    $  4.52                $ 4.31
___________________________________________________________________________________________________
===================================================================================================
Total return(b)                                                      8.46%                 0.16%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $21,348                $5,309
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets                              0.67%(c)(d)           0.67%(e)
===================================================================================================
Ratio of net investment income to average net assets                 6.80%(c)              8.06%(e)
___________________________________________________________________________________________________
===================================================================================================
Portfolio turnover rate(f)                                             32%                   89%
___________________________________________________________________________________________________
===================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $507,624,606.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.68% (annualized).
(e) Annualized.
(f) Not annualized for periods less than one year.

  ---------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                  INTERMEDIATE GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                      CLASS A
                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS                                                        SEVEN MONTHS
                                                      ENDED                      YEAR ENDED JULY 31,                    ENDED
                                                   JANUARY 31,       --------------------------------------------      JULY 31,
                                                      2005             2004        2003        2002        2001          2000
                                                   -----------       --------    --------    --------    --------    ------------
Net asset value, beginning of period                $   9.01         $   9.15    $   9.28    $   9.08    $   8.77      $   8.80
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.15             0.29(a)     0.33(a)     0.43(b)     0.50(a)       0.34
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     0.02             0.02       (0.04)       0.23        0.35         (0.03)
=================================================================================================================================
    Total from investment operations                    0.17             0.31        0.29        0.66        0.85          0.31
=================================================================================================================================
Less distributions from net investment income          (0.20)           (0.45)      (0.42)      (0.46)      (0.54)        (0.34)
=================================================================================================================================
Net asset value, end of period                      $   8.98         $   9.01    $   9.15    $   9.28    $   9.08      $   8.77
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                         1.91%            3.45%       3.03%       7.39%       9.91%         3.55%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $450,666         $462,804    $639,002    $473,104    $302,391      $221,636
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                          1.13%(d)(e)      1.01%       0.90%       0.94%       1.32%         1.25%(f)
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                          0.99%(d)(e)      0.94%       0.89%       0.90%       0.93%         0.98%(f)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                3.38%(d)         3.15%       3.47%       4.58%(b)     5.61%        6.61%(f)
=================================================================================================================================
Ratio of interest expense to average net assets         0.14%(d)         0.07%       0.01%       0.04%       0.39%         0.27%(f)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                                94%             142%        275%        146%        194%           65%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydowns gains and losses as adjustments to investment income, the investment income per share would have been $0.47 and the ratio of net investment income to average net assets would have been 5.09%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net assets values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not include sales charges.
(d) Ratios are annualized and based on average daily net assets of $516,926,686.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.15% (including interest expense) and 1.01% (excluding interest expense).
(f) Annualized.
(g) Not annualized for periods less than one year.

  ---------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                 LIMITED MATURITY TREASURY FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                    INSTITUTIONAL CLASS
                                                           ----------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                          YEAR ENDED JULY 31,
                                                           JANUARY 31,       ----------------------------------------------------
                                                              2005            2004      2003      2002         2001         2000
                                                           -----------       ------    ------    ------       ------       ------
Net asset value, beginning of period                         $10.25          $10.46    $10.53    $10.26       $ 9.96       $10.03
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.10(a)         0.14      0.22      0.34(b)      0.54(a)      0.54
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               (0.06)          (0.04)     0.03      0.27         0.31        (0.07)
=================================================================================================================================
    Total from investment operations                           0.04            0.10      0.25      0.61         0.85         0.47
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.10)          (0.14)    (0.22)    (0.34)       (0.55)       (0.54)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       (0.01)          (0.17)    (0.10)       --           --           --
=================================================================================================================================
    Total distributions                                       (0.11)          (0.31)    (0.32)    (0.34)       (0.55)       (0.54)
=================================================================================================================================
Net asset value, end of period                               $10.18          $10.25    $10.46    $10.53       $10.26       $ 9.96
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                0.41%           1.01%     2.42%     6.05%        8.80%        4.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $9,648          $4,641    $3,913    $2,970       $1,812       $2,455
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               0.31%(d)        0.34%     0.30%     0.34%        0.33%        0.29%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            0.32%(d)        0.35%     0.30%     0.34%        0.41%        0.29%
=================================================================================================================================
Ratio of net investment income to average net assets           1.96%(d)        1.38%     2.08%     3.26%(b)     5.38%        5.31%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                       87%            100%      124%      149%         137%         122%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.35 and the ratio of net investment income to average net assets would have been 3.43%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $37,885,897.
(e) Not annualized for periods less than one year.

  ---------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                        MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                            AIM CASH RESERVE SHARES
                                               ----------------------------------------------------------------------------------
                                               SIX MONTHS                                                            SEVEN MONTHS
                                                  ENDED                        YEAR ENDED JULY 31,                      ENDED
                                               JANUARY 31,       ------------------------------------------------      JULY 31,
                                                  2005             2004         2003          2002         2001          2000
                                               -----------       --------    ----------    ----------    --------    ------------
Net asset value, beginning of period            $   1.00         $   1.00    $     1.00    $     1.00    $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.0054           0.0056        0.0064        0.0141      0.0467        0.0300(a)
=================================================================================================================================
Less distributions:
  Dividends from net investment income           (0.0054)         (0.0056)      (0.0064)      (0.0141)    (0.0467)      (0.0300)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --          (0.0000)           --            --          --            --
=================================================================================================================================
    Total distributions                          (0.0054)         (0.0056)      (0.0064)      (0.0141)    (0.0467)      (0.0300)
=================================================================================================================================
Net asset value, end of period                  $   1.00         $   1.00    $     1.00    $     1.00    $   1.00      $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                     0.54%            0.57%         0.64%         1.42%       4.77%         3.03%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $605,002         $724,567    $1,188,876    $1,121,879    $937,532      $912,042
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                  0.84%(c)         0.58%         0.88%         1.01%       1.06%         1.07%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                  1.03%(c)         1.14%         1.03%         1.01%       1.06%         1.07%(d)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                            1.06%(c)         0.55%         0.64%         1.40%       4.61%         5.15%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $703,431,352.
(d) Annualized.

  ---------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                       REAL ESTATE FUND
----------------------------------------------------------------------------------------------
                                                                    INSTITUTIONAL CLASS
                                                              --------------------------------
                                                                                APRIL 30, 2004
                                                              SIX MONTHS         (DATE SALES
                                                                 ENDED          COMMENCED) TO
                                                              JANUARY 31,          JULY 31,
                                                                 2005                2004
                                                              -----------       --------------
Net asset value, beginning of period                            $21.42              $19.34
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.27(a)             0.14(a)
----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          3.17                2.08
==============================================================================================
    Total from investment operations                              3.44                2.22
==============================================================================================
Less distributions:
  Dividends from net investment income                           (0.23)              (0.14)
----------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.66)                 --
==============================================================================================
    Total distributions                                          (0.89)              (0.14)
==============================================================================================
Net asset value, end of period                                  $23.97              $21.42
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  15.88%              11.50%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $5,210              $1,021
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.98%(c)            1.12%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.03%(c)            1.13%(d)
==============================================================================================
Ratio of net investment income to average net assets              2.18%(c)            2.70%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                          14%                 28%
______________________________________________________________________________________________
==============================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,631,354.
(d) Annualized.
(e) Not annualized for periods less than one year.

  ---------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                     SHORT TERM BOND FUND
----------------------------------------------------------------------------------------------
                                                                    INSTITUTIONAL CLASS
                                                              --------------------------------
                                                                                APRIL 30, 2004
                                                              SIX MONTHS         (DATE SALES
                                                                 ENDED          COMMENCED) TO
                                                              JANUARY 31,          JULY 31,
                                                                 2005                2004
                                                              -----------       --------------
Net asset value, beginning of period                            $ 10.01             $10.03
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.13               0.05(a)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.01)             (0.00)
==============================================================================================
    Total from investment operations                               0.12               0.05
==============================================================================================
Less dividends from net investment income                         (0.15)             (0.07)
==============================================================================================
Net asset value, end of period                                  $  9.98             $10.01
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                    1.22%              0.52%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $21,545             $6,773
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.59%(c)           0.60%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.60%(c)           0.61%(d)
==============================================================================================
Ratio of net investment income to average net assets               2.50%(c)           2.17%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                           54%               126%
______________________________________________________________________________________________
==============================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $15,303,340.
(d) Annualized.
(e) Not annualized for periods less than one year.

  ---------------------------------------------------------------------------
  AIM GLOBAL REAL ESTATE -AIM HIGH YIELD - AIM INTERMEDIATE GOVERNMENT FUND -
                          LIMITED MATURITY TREASURY -
     MONEY MARKET - REAL ESTATE - SHORT TERM BOND - TOTAL RETURN BOND FUNDS
  ---------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                     TOTAL RETURN BOND FUND
------------------------------------------------------------------------------------------------
                                                                     INSTITUTIONAL CLASS
                                                              ----------------------------------
                                                                                 APRIL 30, 2004
                                                              SIX MONTHS          (DATE SALES
                                                                 ENDED           COMMENCED) TO
                                                              JANUARY 31,           JULY 31,
                                                                 2005                 2004
                                                              -----------       ----------------
Net asset value, beginning of period                            $ 10.45             $ 10.42
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.17                0.09
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.17                0.03
================================================================================================
    Total from investment operations                               0.34                0.12
================================================================================================
Less distributions:
  Dividends from net investment income                            (0.17)              (0.09)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.12)                 --
================================================================================================
    Total distributions                                           (0.29)              (0.09)
================================================================================================
Net asset value, end of period                                  $ 10.50             $ 10.45
________________________________________________________________________________________________
================================================================================================
Total return(a)                                                    3.28%               1.15%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $53,135             $13,415
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements                  0.75%(b)            0.51%(c)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements               0.84%(b)            0.63%(c)
================================================================================================
Ratio of net investment income to average net assets               3.05%(b)            3.36%(c)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(d)                                          141%                338%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $32,853,263.
(c) Annualized.
(d) Not annualized for periods less than one year.

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the AIM funds). The following information is about the Institutional Classes of all funds.

SHARES SOLD WITHOUT SALES CHARGES

You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class shares.

PURCHASING SHARES

MINIMUM INVESTMENTS PER ACCOUNT

The minimum investments for Institutional Class accounts are as follows:

                                                                INITIAL      ADDITIONAL
TYPE OF ACCOUNT                                               INVESTMENTS    INVESTMENTS
----------------------------------------------------------------------------------------
Defined Benefit Plans or Platform Sponsors for Defined
Contribution Plans                                            $        0     no minimum
Banks acting in a fiduciary or similar capacity, Collective
and Common Trust Funds, Banks and Broker-Dealers acting for
their own account or Foundations and Endowments                1 million     no minimum
Defined Contribution Plans (Corporate, Non-profit or
Governmental)                                                 10 million     no minimum
----------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                    OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor         Contact your financial advisor.               Same
                                    The financial advisor should mail your
                                    completed account application to the
                                    transfer agent,
                                    AIM Investment Services, Inc.,
                                    P.O. Box 0843,
                                    Houston, TX 77210-0843.
                                    The financial advisor should call the
                                    transfer agent at (800) 659-1005 to
                                    receive a reference number.
                                    Then, use the following wire instructions:
                                    Beneficiary Bank
                                    ABA/Routing #: 113000609
                                    Beneficiary Account Number: 00100366732
                                    Beneficiary Account Name: AIM Investment
                                    Services, Inc.
                                    RFB: Fund Name, Reference #
                                    OBI: Your Name, Account #
By Telephone                        Open your account as described above.         Call the transfer agent at (800) 659-1005
                                                                                  and wire payment for your purchase order
                                                                                  in accordance with the wire instructions
                                                                                  noted above.
----------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or reinvested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

A I M Distributors, Inc. (ADI) or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of the funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources and from ADI's retention of underwriting concessions. In this context, "financial advisors" include any

INSTCL--04/05

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

    ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of the funds. The benefits ADI Affiliates receive when it makes these payments include, among other things, placing the funds on the financial advisor's funds sales system, placing the funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including the funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on the average daily net assets of the applicable funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.10% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts.

    ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on the funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    ADI Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of the funds or retain shares of the funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the funds with respect to those assets.

    You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds
                                                                   INSTCL--04/05

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

  as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder's accounts other than exchanges into a money market fund. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the practical limitations described above.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".
INSTCL--04/05

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

REDEEMING SHARES

REDEMPTION FEE
You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM International Small Company Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Real Estate Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

                                                                   INSTCL--04/05

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor            Contact your financial advisor.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's call before the close of the
                                       customary trading session of the New York Stock Exchange
                                       (NYSE) on days the NYSE is open for business in order to
                                       effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized in the account application to effect transactions may make redemptions by telephone.
                                       You must call the transfer agent before the close of the
                                       customary trading session of the NYSE on days the NYSE is
                                       open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after we accept your request to redeem.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS IN KIND
Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right determine in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE AIM FUNDS
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under most circumstances, exchange Institutional Class shares in one fund for Institutional Class shares of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."
EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

INSTCL--04/05

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------


    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares on each day the NYSE is open for business, prior to the close of the customary trading session or any earlier NYSE closing time that day. The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under
                                                                   INSTCL--04/05

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

INSTCL--04/05

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843 and

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports
                       via our website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Global Real Estate Fund
   AIM High Yield Fund
   AIM Intermediate Government Fund
   AIM Limited Maturity Treasury Fund
   AIM Money Market Fund
   AIM Real Estate Fund
   AIM Short Term Bond Fund
   AIM Total Return Bond Fund
   SEC 1940 Act file number: 811-5686

----------------------------------------

AIMinvestments.com     AIS-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                        AIM INVESTMENT SECURITIES FUNDS
                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                                 --------------


THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE INSTITUTIONAL CLASS SHARES OF EACH PORTFOLIO (EACH A "FUND", COLLECTIVELY THE "FUNDS") OF AIM INVESTMENT SECURITIES FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INSTITUTIONAL CLASS SHARES OF THE FUND LISTED BELOW. YOU MAY OBTAIN A COPY OF THE PROSPECTUS FOR THE FUNDS LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                         AIM INVESTMENT SERVICES, INC.
                                 P.O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                                 OR BY CALLING
                                 (800) 659-1005

                                 --------------

THIS STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 29, 2005, RELATES TO THE FOLLOWING PROSPECTUS:

                   FUND                                                DATED
                   ----                                                -----
   AIM GLOBAL REAL ESTATE FUND - INSTITUTIONAL CLASS              APRIL 29, 2005
       AIM HIGH YIELD FUND - INSTITUTIONAL CLASS                  APRIL 29, 2005
 AIM INTERMEDIATE GOVERNMENT FUND - INSTITUTIONAL CLASS           APRIL 29, 2005
AIM LIMITED MATURITY TREASURY FUND - INSTITUTIONAL CLASS          APRIL 29, 2005
      AIM MONEY MARKET FUND - INSTITUTIONAL CLASS                 APRIL 29, 2005
       AIM REAL ESTATE FUND - INSTITUTIONAL CLASS                 APRIL 29, 2005
     AIM SHORT TERM BOND FUND - INSTITUTIONAL CLASS               APRIL 29, 2005
    AIM TOTAL RETURN BOND FUND - INSTITUTIONAL CLASS              APRIL 29, 2005

   INSTITUTIONAL SHARES OF THE MONEY MARKET FUND ARE NOT CURRENTLY AVAILABLE FOR PUBLIC SALE. INVESTORS MAY NOT PURCHASE INSTITUTIONAL SHARES OF THE FUND
     THROUGH EXCHANGES FROM OTHER AIM FUNDS, OR THROUGH AUTOMATIC DIVIDEND
                      REINVESTMENT FROM ANOTHER AIM FUND.

                        AIM INVESTMENT SECURITIES FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

                                                                                                                                PAGE
GENERAL INFORMATION ABOUT THE TRUST...........................................................................................     1
      Fund History............................................................................................................     1
      Shares of Beneficial Interest...........................................................................................     2
      Policies and Procedures for Disclosure of Fund Holdings.................................................................     4

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS......................................................................     6
      Classification..........................................................................................................     6
      Investment Strategies and Risks.........................................................................................     6
            Equity Investments................................................................................................    10
            Foreign Investments...............................................................................................    10
            Debt Investments..................................................................................................    13
            Other Investments.................................................................................................    19
            Investment Techniques.............................................................................................    21
            Derivatives.......................................................................................................    25
      Fund Policies...........................................................................................................    32
      Temporary Defensive Positions...........................................................................................    35

MANAGEMENT OF THE TRUST.......................................................................................................    36
      Board of Trustees.......................................................................................................    36
      Management Information..................................................................................................    36
            Trustee Ownership of Fund Shares..................................................................................    38
            Factors Considered in Approving the Investment Advisory Agreement.................................................    38
      Compensation............................................................................................................    43
            Retirement Plan For Trustees......................................................................................    43
            Deferred Compensation Agreements..................................................................................    43
            Purchase of Class A Shares of the Funds at Net Asset Value........................................................    44
      Codes of Ethics.........................................................................................................    44
      Proxy Voting Policies...................................................................................................    44

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................................................................    44

INVESTMENT ADVISORY AND OTHER SERVICES........................................................................................    44
      Investment Advisor......................................................................................................    44
      Investment Sub-Advisor..................................................................................................    46
            Portfolio Managers................................................................................................    47
            Securities Lending Arrangements...................................................................................    47
      Service Agreements......................................................................................................    47
      Other Service Providers.................................................................................................    48

BROKERAGE ALLOCATION AND OTHER PRACTICES......................................................................................    49
      Brokerage Transactions..................................................................................................    49
      Commissions.............................................................................................................    49
      Brokerage Selection.....................................................................................................    50
      Directed Brokerage (Research Services)..................................................................................    51
      Regular Brokers or Dealers..............................................................................................    51
      Allocation of Portfolio Transactions....................................................................................    51
      Allocation of Initial Public Offering ("IPO") Transactions..............................................................    51

PURCHASE, REDEMPTION AND PRICING OF SHARES....................................................................................    52
      Purchase and Redemption of Shares.......................................................................................    52
      Redemption In Kind......................................................................................................    55
      Backup Withholding......................................................................................................    55

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS......................................................................................    56
      Dividends and Distributions.............................................................................................    56
      Tax Matters.............................................................................................................    57

DISTRIBUTION OF SECURITIES....................................................................................................    64
            Distributor.......................................................................................................    64

CALCULATION OF PERFORMANCE DATA...............................................................................................    66

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING.......................................................    72

REGULATORY INQUIRIES AND PENDING LITIGATION...................................................................................    73

APPENDICES:

RATINGS OF DEBT SECURITIES....................................................................................................   A-1

TRUSTEES AND OFFICERS.........................................................................................................   B-1

TRUSTEES COMPENSATION TABLE...................................................................................................   C-1

PROXY POLICIES AND PROCEDURES.................................................................................................   D-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................................................................   E-1

MANAGEMENT FEES...............................................................................................................   F-1

PORTFOLIO MANAGERS............................................................................................................   G-1

ADMINISTRATIVE SERVICES FEES..................................................................................................   H-1

BROKERAGE COMMISIONS..........................................................................................................   I-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASE OF SECURITIES

REGULAR BROKERS OR DEALERS....................................................................................................   J-1

PERFORMANCE DATA..............................................................................................................   K-1

REGULATORY INQUIRIES AND PENDING LITIGATION...................................................................................   L-1

FINANCIAL STATEMENTS..........................................................................................................    FS

                      GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

      AIM Investment Securities Fund (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of ten separate portfolios: AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

      The Trust was originally organized as a Maryland corporation on November 4, 1988. Pursuant to an Agreement and Plan of Reorganization, AIM Limited Maturity Treasury Fund was reorganized on October 15, 1993 as a series portfolio of the Trust. Pursuant to another Agreement and Plan of Reorganization, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund were reorganized on June 1, 2000 as series portfolios of the Trust. In connection with their reorganization as series portfolios of the Trust, the fiscal year end of each of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund changed from December 31 to July 31. Pursuant to another Agreement and Plan of Reorganization, AIM Real Estate Fund was reorganized on October 29, 2003 as a series portfolio of the Trust. AIM Global Real Estate Fund commenced operations as a series of the Trust.

      AIM Limited Maturity Treasury Fund succeeded to the assets and assumed the liabilities of a series portfolio with a corresponding name (the "Predecessor Fund") of Short-Term Investments Co., a Massachusetts business trust, on October 15, 1993. All historical financial information and other information contained in this Statement of Additional Information for periods prior to October 15, 1993, relating to AIM Limited Maturity Treasury Fund (or a class thereof) is that of the Predecessor Fund (or a corresponding class thereof). AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund succeeded to the assets and assumed the liabilities of series portfolios with corresponding names (the "Predecessor Funds") of AIM Funds Group, a Delaware business trust, on June 1, 2000. All historical financial information and other information contained in this Statement of Additional Information for periods prior to June 1, 2000, relating to AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund or AIM Municipal Bond Fund (or any classes thereof) is that of the Predecessor Funds (or the corresponding classes thereof). AIM Real Estate Fund succeeded to the assets and assumed the liabilities of a series portfolio with a corresponding name (the "Real Estate Predecessor Fund") of AIM Advisor Funds, a Delaware statutory trust, on October 29, 2003. All historical information and other information contained in this Statement of Additional Information for periods prior to October 29, 2003, relating to AIM Real Estate Fund (or a class thereof) is that of the Real Estate Predecessor Fund (or a corresponding class thereof).

      Effective as of the close of business on April 29, 2005, AIM Real Estate Fund is limiting public sales of its shares to certain investors. The following types of investors may continue to invest in AIM Real Estate Fund if they are invested in the Fund on April 29, 2005 and remain invested in the Fund after that date: existing shareholders of the Fund; existing shareholders of the Fund who open other accounts in their name; retirement plans maintained pursuant to
Section 401 of the Internal Revenue Code ("the Code"); retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Future investments in the Fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. ("AIM Distributors"). Please contact AIM Distributors for approval. The following types of investors may open new accounts in AIM Real Estate Fund, if approved by AIM

Distributors: retirement plans maintained pursuant to Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; Qualified Tuition Programs maintained pursuant to Section 529 of the Code; and portfolio management team, including analysts. Such plans and programs that are considering AIM Real Estate Fund as an investment option should contact AIM Distributors for approval. At A I M Advisors, Inc.'s ("AIM") discretion, proprietary asset allocation funds may open new accounts in the Fund.

SHARES OF BENEFICIAL INTEREST

           Shares of beneficial interest of the Trust are redeemable at their net asset value (subject in certain circumstances to a contingent deferred sales charge or redemption fee) at the option of the shareholder or at the option of the Trust in certain circumstances.

           The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

           Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers separate classes of shares as follows:

----------------------------------------------------------------------------------------------------------------------
           FUND                CLASS A   CLASS A3   AIM CASH    CLASS B   CLASS C   CLASS R   INSTITUTIONAL   INVESTOR
                                                    RESERVE                                       CLASS        CLASS
                                                    SHARES
----------------------------------------------------------------------------------------------------------------------
AIM Global Real Estate Fund       X                                X         X         X            X
----------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund               x                                x         x                      X            x
----------------------------------------------------------------------------------------------------------------------
AIM Income Fund                   x                                x         x         x                         x
----------------------------------------------------------------------------------------------------------------------
AIM Intermediate                  x                                x         x         x            X            x
Government Fund
----------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity              x         x                                                       x
Treasury Fund
----------------------------------------------------------------------------------------------------------------------
AIM Money Market Fund                                  x           x         x         x            X            x
----------------------------------------------------------------------------------------------------------------------
AIM Municipal Bond Fund           x                                x         x                                   x
----------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund              X                                X         X         X            X            X
----------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund          X                                          x         X            X
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund        X                                x         x         X            X
----------------------------------------------------------------------------------------------------------------------

      This Statement of Additional Information relates solely to the Institutional Class of these eight Funds.

      Each class of shares represents an interest in the same portfolio of investments. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

      Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

      Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with AIM, and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

      Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

      The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers. The Trust's Bylaws provide for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed if it is ultimately determined that such person is not entitled to indemnification for such expenses.

      SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND HOLDINGS

      The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities in certain contexts are provided below.

      PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Funds disclose the following portfolio holdings information on www.aiminvestments.com:

      - calendar quarter-end portfolio holdings are posted by the 30th day after each calendar quarter-end;
      - fiscal quarter-end portfolio holdings are posted by the 70th day after each fiscal quarter-end; and
      - the largest ten holdings are posted by the 15th day after each month-end.

      These holdings are listed along with the percentage of the Fund's net assets they represent. The calendar and fiscal quarter-end portfolio holdings will remain on the website for one year. The top-ten list is replaced each month. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on www.aiminvestments.com. The Funds also disclose select holdings as part of their quarterly Fund Performance Updates and quarterly Performance and Commentaries on www.aiminvestments.com by the 29th day after each calendar quarter. These quarterly Fund Performance Updates and quarterly Performance and Commentaries are replaced each quarter. You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.

      SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates will disclose non-public full portfolio holdings on a selective basis only if the Executive Committee (the "Executive Committee") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The Executive Committee must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval. The Executive Committee may delegate its approval responsibilities to the Internal Compliance Controls Committee of AIM Management. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides such selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and AIM or its affiliates brought to the Board's attention by AIM.

      AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the Funds:

      -     Attorneys and accountants;
      -     Securities lending agents;
      -     Lenders to the Funds;
      -     Rating and rankings agencies;
      -     Persons assisting in the voting of proxies;
      -     Fund custodians;
      -     Fund transfer agent(s) (in the event of a redemption in kind);

      - Pricing services, market makers, or other persons who provide systems or software support in connection with Fund operations (to determine the price of securities held by a Fund);
      -     Financial printers;
      - Brokers identified by a Fund's portfolio management team who provide execution and research services to the team; and
      - Analysts hired to perform research and analysis to the Fund's portfolio management team.

      In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. AIM will also disclose non-public portfolio holdings information in the event that such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Funds.

      AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.

      DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund's most recent quarter-end and therefore may not be reflected on the list of the Fund's most recent quarter-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.

      From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about a Fund, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund's portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

      DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds' portfolio securities. AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.

      DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGED PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds (as defined herein) and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.

      AIM provides portfolio holdings information for portfolios of AIM Variable Insurance Funds (the "Insurance Funds") to insurance companies whose variable annuity and variable life insurance accounts invest in the Insurance Funds ("Insurance Companies"). AIM may disclose portfolio holdings information for the Insurance Funds to Insurance Companies with which AIM has entered into Non-disclosure Agreements up to five days prior to the scheduled dates for AIM's disclosure of similar portfolio holdings information for other AIM Funds on www.aiminvestments.com. AIM provides portfolio holdings information for the Insurance Funds to such Insurance Companies to allow them to disclose this information on their websites at approximately the same time that AIM discloses portfolio holdings information for the other AIM Funds on its website. AIM manages the Insurance Funds in a similar fashion to certain other AIM Funds and thus the Insurance Funds and such other AIM Funds have similar portfolio holdings. AIM does not disclose the portfolio holdings information for the Insurance Funds on its website, and not all Insurance Companies disclose this information on their websites.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

      The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

      The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Fund's investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Fund utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Fund's Prospectus; where a particular type of security or investment technique is not discussed in the Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                        AIM INVESTMENT SECURITIES FUNDS

                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

------------------------------------------------------------------------------------------------------------------------------------
          FUND                                                        AIM
                                                        AIM         LIMITED                   AIM
SECURITY/                   AIM GLOBAL   AIM HIGH  INTERMEDIATE    MATURITY    AIM MONEY      REAL            AIM        AIM TOTAL
INVESTMENT                 REAL ESTATE    YIELD     GOVERNMENT     TREASURY    MARKET        ESTATE       SHORT TERM    RETURN BOND
TECHNIQUE                      FUND        FUND        FUND          FUND         FUND        FUND         BOND FUND        FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                           EQUITY INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
Common Stock                    X                                                               X
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock                 X           X                                                   X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Convertible Securities          X           X                                                   X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Alternative Entity              X                                                               X
Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                           FOREIGN INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
Foreign Securities              X           X                                      X            X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Foreign Government              X           X                                      X            X              X             X
Obligations
------------------------------------------------------------------------------------------------------------------------------------
Foreign Exchange                X           X                                                   X                            X
Transactions
------------------------------------------------------------------------------------------------------------------------------------
                                                 DEBT INVESTMENTS FOR FIXED INCOME FUNDS
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government                             X                          X           X                           X             X
Obligations
------------------------------------------------------------------------------------------------------------------------------------
Rule 2a-7 Requirements                      X                          X           X                           X             X
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed and                         X                                                                  X             X
Asset-Backed Securities
------------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage                                                                                                      X
Obligations
------------------------------------------------------------------------------------------------------------------------------------
Bank Instruments                                                                   X                           X             X
------------------------------------------------------------------------------------------------------------------------------------
Commercial Instruments                                                             X
------------------------------------------------------------------------------------------------------------------------------------
Participation Interests                                                            X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Securities                        X                                      X                           X             X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Lease
Obligations
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade                            X                                      X                           X             X
Corporate Debt
Obligations
------------------------------------------------------------------------------------------------------------------------------------
Junk Bonds                                  X
------------------------------------------------------------------------------------------------------------------------------------
                                                    DEBT INVESTMENTS FOR EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government                 X
Obligations
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed and             X
Asset-Backed Securities
------------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage         X
Obligations
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade                X
Corporate Debt
Obligations
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
          FUND                                                        AIM
                                                        AIM         LIMITED                   AIM
SECURITY/                   AIM GLOBAL   AIM HIGH  INTERMEDIATE    MATURITY    AIM MONEY      REAL            AIM        AIM TOTAL
INVESTMENT                 REAL ESTATE    YIELD     GOVERNMENT     TREASURY    MARKET        ESTATE       SHORT TERM    RETURN BOND
TECHNIQUE                      FUND        FUND        FUND          FUND         FUND        FUND         BOND FUND        FUND
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets                   X
------------------------------------------------------------------------------------------------------------------------------------
Junk Bonds                      X                                                               X
------------------------------------------------------------------------------------------------------------------------------------
                                                            OTHER INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
REITs                           X           X                          X           X            X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Other Investment                X           X                          X           X            X              X             X
Companies
------------------------------------------------------------------------------------------------------------------------------------
Defaulted Securities                        X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Forward
Contracts
------------------------------------------------------------------------------------------------------------------------------------
Variable or Floating            X           X                                      X                           X
Rate Instruments
------------------------------------------------------------------------------------------------------------------------------------
Indexed Securities
Zero-Coupon and                             X                                                                  X             X
Pay-in-Kind Securities
------------------------------------------------------------------------------------------------------------------------------------
Synthetic Municipal
Instruments
------------------------------------------------------------------------------------------------------------------------------------
                                                          INVESTMENT TECHNIQUES
------------------------------------------------------------------------------------------------------------------------------------
Delayed Delivery                X           X                          X           X            X              X             X
Transactions
------------------------------------------------------------------------------------------------------------------------------------
When-Issued Securities          X           X                          X           X            X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Short Sales                     X           X                                                   X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Margin Transactions
------------------------------------------------------------------------------------------------------------------------------------
Swap Agreements                 X                                                               X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Interfund Loans                 X           X                          X           X            X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Borrowing                       X           X                          X           X            X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Lending Portfolio               X           X                          X           X            X              X             X
Securities
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements           X           X                          X           X            X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase              X           X                          X           X            X              X             X
Agreements
------------------------------------------------------------------------------------------------------------------------------------
Dollar Rolls                                                                                                   X             X
------------------------------------------------------------------------------------------------------------------------------------
Illiquid Securities             X           X                          X           X            X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Rule 144A Securities            X           X                                      X            X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Unseasoned Issuers              X                                                               X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Sale of Money Market                                                               X
Securities
------------------------------------------------------------------------------------------------------------------------------------
Standby Commitments
------------------------------------------------------------------------------------------------------------------------------------
                                                               DERIVATIVES
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Derivatives       X                                                               X
------------------------------------------------------------------------------------------------------------------------------------
Bundled Securities                          X
------------------------------------------------------------------------------------------------------------------------------------
Put Options                     X           X                                                   X              X             X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
          FUND                                                        AIM
                                                        AIM         LIMITED                   AIM
SECURITY/                   AIM GLOBAL   AIM HIGH  INTERMEDIATE    MATURITY    AIM MONEY      REAL            AIM        AIM TOTAL
INVESTMENT                 REAL ESTATE    YIELD     GOVERNMENT     TREASURY    MARKET        ESTATE       SHORT TERM    RETURN BOND
TECHNIQUE                      FUND        FUND        FUND          FUND         FUND        FUND         BOND FUND        FUND
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Call Options                    X           X                                                   X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Straddles                       X           X                                                   X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Warrants                        X           X                                                   X              X             X
------------------------------------------------------------------------------------------------------------------------------------
Futures Contracts and           X           X                                                   X              X             X
Options on Futures
Contracts
------------------------------------------------------------------------------------------------------------------------------------
Forward Currency                X           X                                                   X                            X
Contracts
------------------------------------------------------------------------------------------------------------------------------------
Cover                           X           X                                                   X              X             X
------------------------------------------------------------------------------------------------------------------------------------

Equity Investments

      COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

      PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

      AIM High Yield Fund will not acquire equity securities, other than preferred stocks, except when (a) attached to or included in a unit with income-generating securities that otherwise would be attractive to the Fund; (b) acquired through the exercise of equity features accompanying convertible securities held by the Fund, such as conversion or exchange privileges or warrants for the acquisition of stock or equity interests of the same or a different issuer; or (c) in the case of an exchange offer whereby the equity security would be acquired with the intention of exchanging it for a debt security issued on a "when-issued" basis.

      CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

      The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to a Fund.

      The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Junk Bonds" below.

      ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

      FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers.

Depositary receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

      AIM High Yield Fund, AIM Real Estate Fund and AIM Total Return Bond Fund may invest up to 25% of their total assets, AIM Money Market Fund may invest up to 50% of its total assets and AIM Short Term Bond Fund may invest up to 15% of its total assets in foreign securities; however, AIM Money Market Fund and AIM Short Term Bond Fund may only invest in foreign securities denominated in U.S. dollars. AIM Global Real Estate Fund may invest a [significant amount] of its total assets in foreign securities. In addition, AIM Total Return Bond Fund may only invest up to 5% of its total assets in foreign securities that are non-U.S. dollar denominated.

      Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

      Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

      Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

      Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

      Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

      Risk of Developing Countries. AIM Global Real Estate Fund, AIM High Yield Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest up to 5% of their total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether
(1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative liquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments. AIM High Yield Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest up to 5% of their total assets in securities of companies located in developing countries. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative liquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments.

      FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds."

      FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

      Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

      The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency.

Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

      U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Funds holding securities of such issuer might not be able to recover their investment from the U.S. Government.

      RULE 2A-7 REQUIREMENTS. Money market instruments in which the Fund will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board ) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Since the Fund may invest in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect their share price. The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Fund acquires the security, that NRSRO.

      AIM Money Market Fund will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by AIM, the Fund's investment advisor (under the supervision of and pursuant to guidelines established by the Board ) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

      MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

      There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

      Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

      If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

      COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). AIM Global Real Estate Fund, AIM Total Return Bond Fund and AIM Real Estate Fund may invest in CMOs. These Funds can also invest in mortgage-backed bonds and asset-backed securities. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

      CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

      In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

      CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests.

      FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Participation Certificates ("PCs"), payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

      If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

      Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

      Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

      Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

      BANK INSTRUMENTS. AIM Money Market Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

      AIM Money Market Fund may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Fund may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

      COMMERCIAL INSTRUMENTS. AIM Money Market Fund intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

      PARTICIPATION INTERESTS. AIM Money Market Fund may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company ("the Borrower"). The Fund generally will have no right to enforce compliance by the Borrower with the terms of the credit agreement. Instead, the Fund will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Fund's rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. Under the terms of a participation interest, the Fund may be regarded as a member of the participant and thus the Fund is subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Fund considers participation interests to be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.

      MUNICIPAL SECURITIES. "Municipal Securities" include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

      Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters - Tax Matters."

      The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Funds' assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities held by a Fund will vary from time to time.

      Municipal Securities also include the following securities:

      - Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

      - Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

      - Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

      - Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

      The Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.

      Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"), or the rating of such a security may be reduced below the minimum rating required for purchase by a Fund. Neither event would require a Fund to dispose of the security, but AIM will consider such events to be relevant in determining whether the Fund should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

      Quality Standards. The following quality standards apply at the time a security is purchased. Information concerning the ratings criteria of Moody's, S&P, and Fitch Investors Service, Inc. ("Fitch") appears herein under "Appendix A - Ratings of Debt Securities".

      At least 80% of AIM Municipal Bond Fund's total assets will be invested in municipal securities rated within the four highest ratings for municipal obligations by Moody's (Aaa, Aa, A, or Baa), S&P (AAA, AA, A, or BBB), or have received a comparable rating from another NRSRO. The Fund may invest up to 20% of its total assets in municipal securities that are rated below Baa/BBB (or a comparable rating of any other NRSRO) or that are unrated. For purposes of the foregoing percentage limitations, municipal securities (i) which have been collateralized with U.S. Government obligations held in escrow until the municipal securities' scheduled redemption date or final maturity, but (ii) which have not been rated by a NRSRO subsequent to the date of escrow collateralization, will be treated by the Fund as the equivalent of Aaa/AAA rated securities.

      Since the Fund invests in securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.

      The Fund may invest in securities which are insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest more than 25% of its assets in securities insured by the same insurance company.

      Other Considerations. The ability of the Fund to achieve its investment objective depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by the Fund to meet their obligations for the payment of interest and principal when due. The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value.

      There is a risk that some or all of the interest received by the Fund from Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service ("IRS").

      The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by a Fund's shareholders will be the yield realized by the Fund on its investments, reduced by the general expenses of the Fund and the Trust. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

      INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund (except AIM Limited Maturity Treasury Fund) may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

      A portion of each Fund's assets may be held in cash and high quality, short-term money market instruments such as certificates of deposit, commercial paper, bankers' acceptances, short-term U.S. Government obligations, taxable municipal securities, master notes, and repurchase agreements, pending investment in portfolio securities, to meet anticipated short-term cash needs such as dividend payments or redemptions of shares, or for temporary defensive purposes. The Funds, other than AIM High Yield Fund, will purchase only investment grade corporate debt securities.

      JUNK BONDS. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

      Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

      The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

      AIM Global Real Estate Fund, AIM High Yield Fund and AIM Real Estate Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund's ability to dispose of particular issues and may also make it more difficult for each Fund to obtain accurate market quotations of valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

      LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments and municipal obligations).

      Descriptions of debt securities ratings are found in Appendix A.

Other Investments

      REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

      To the extent consistent with their respective investment objectives and policies, each Fund (except AIM Global Real Estate Fund and AIM Real Estate
Fund) may invest up to 15% of its total assets in equity and/or debt securities issued by REITs. AIM Global Real Estate Fund and AIM Real Estate Fund may invest all of its total assets in equity (common stock, preferred stock, convertible securities) and/or debt securities issued by REITS.

      To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

      In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

      OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

      The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

      DEFAULTED SECURITIES. AIM High Yield Fund may invest in defaulted securities. In order to enforce its rights in defaulted securities, the Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase the Fund's operating expenses and adversely affect its net asset value. Any investments by the Fund in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board.

      VARIABLE OR FLOATING RATE INSTRUMENTS. A Fund may invest in securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Funds.

      ZERO-COUPON AND PAY-IN-KIND SECURITIES. A Fund may invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, AIM Short Term Bond Fund and AIM Total Return Bond Fund may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

Investment Techniques

      DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leveraging technique.

      Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

      The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement.

      A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

      WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

      Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

      Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

      SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

      A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. Each Fund (except for AIM Limited Maturity Treasury Fund and AIM Money Market Fund) may pledge no more than 10% of its total assets as collateral for short sales against the box.

      MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

      SWAP AGREEMENTS. AIM Global Real Estate Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

      The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations on a "net basis." Consequently, the Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets, to avoid any potential leveraging of the Fund. The Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

      INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, the Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of the Funds to lend its securities to other AIM Funds is subject to certain other terms and conditions.

      BORROWING. The Funds may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

      LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

      The Funds would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

      REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

      If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

      The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

      AIM Limited Maturity Treasury Fund's investment policies permit it to invest in repurchase agreements with banks and broker-dealers pertaining to U.S. Treasury obligations. However, in order to maximize the Fund's dividends which are exempt from state income taxation, as a matter of operating policy, the Fund does not currently invest in repurchase agreements.

      REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements (except AIM Limited Maturity Treasury Fund); or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets (U.S. Treasury obligations in the case of AIM Limited Maturity Treasury Fund) having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

      DOLLAR ROLLS. AIM Short Term Bond Fund and AIM Total Return Bond Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. A dollar roll involves the sale of a security, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

      Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time a Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Funds typically enter into dollar roll transactions on mortgage securities to enhance their return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

      ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the

Securities Act of 1933, as amended, (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act and thus may or may not constitute illiquid securities.

      Each Fund (except AIM Money Market Fund) may invest up to 15% of its net assets in securities that are illiquid. AIM Money Market Fund may invest up to 10% of its net assets in securities that are illiquid, including repurchase agreements with remaining maturities in excess of seven (7) days. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

      RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board , will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

      UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

      SALE OF MONEY MARKET SECURITIES. AIM Money Market Fund does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Fund by taking advantage of yield disparities that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio security prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Fund's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover should not adversely affect the Fund's net income.

Derivatives

      AIM Global Real Estate Fund, AIM High Yield Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest in forward currency contracts (except for AIM Short Term Bond Fund), futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. AIM Global Real Estate Fund and AIM Real Estate Fund may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. AIM High Yield Fund may also invest in fixed-rate certificates ("TRAINS") that represent fractional undivided interests in the assets of a Targeted Return Index Securities Trust. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

      AIM Limited Maturity Treasury Fund and AIM Money Market Fund may not invest in puts, calls, straddles, spreads or any combination thereof.

      EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

      BUNDLED SECURITIES. In lieu of investing directly in securities appropriate for AIM High Yield Fund, the Fund may from time to time invest in trust certificates (such as TRAINS) or similar instruments representing a fractional undivided interest in an underlying pool of such appropriate securities. The Fund will be permitted at any time to exchange such certificates for the underlying securities evidenced by such certificates. To that extent, such certificates are generally subject to the same risks as the underlying securities. The Fund will examine the characteristics of the underlying securities for compliance with most investment criteria but will determine liquidity with reference to the certificates themselves. To the extent that such certificates involve interest rate swaps or other derivative devices, a Fund may invest in such certificates if the Fund is permitted to engage in interest rate swaps or other such derivative devices.

      PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to write (sell) the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

      A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

      Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

      Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into, or exchangeable, without payment of further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

      A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

      If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

      Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

      Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. The Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

      A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

      Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

      Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

      The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

      Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

      STRADDLES. A Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

      WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

      A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

      The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

      The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

      Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

      "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the

Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

      Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

      If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

      OPTIONS ON FUTURES CONTRACTS. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

      LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS AND ON CERTAIN OPTIONS ON CURRENCIES. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

      Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

      FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

      Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as

"transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

      The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

      Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

      COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

      Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

      Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

      (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

      (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

      (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

      (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.

      (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

      (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

FUND POLICIES

      FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares, except that AIM Global Real Estate Fund and AIM Real Estate Fund are not subject to restriction (4). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

      (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

      (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

      (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

      (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) with respect to AIM Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

      AIM Global Real Estate Fund and AIM Real Estate Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign real estate and real estate-related companies. For purposes of AIM Global Real Estate Fund's and AIM Real Estate Fund's fundamental restriction regarding industry concentration, real estate and real estate-related companies shall consist of companies (i) that at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management, or sale of residential, commercial or industrial real estate, including listed equity REITs that own property, and mortgage REITs which make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools, or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

      (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

      (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

      (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

      (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

      The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which the Funds' advisor and, when applicable, the Fund's sub-advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

      NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds, except AIM Global Real Estate Fund and AIM Real Estate Fund are not subject to restriction (3). They may be changed for any Fund without approval of that Fund's voting securities.

      (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM Money Market Fund with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result,
(i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM as an investment advisor, subject to the terms and conditions of any exemptive orders issued by the SEC.

      (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.

      (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of AIM Limited Maturity Treasury Fund's fundamental restriction regarding industry concentration, the United States Government shall not be considered an industry.

      (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

      (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

      (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

      (7) The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

      ADDITIONAL NON-FUNDAMENTAL POLICIES. As non-fundamental policies:

      (1) AIM High Yield Fund normally invests at least 80% of its assets in non-investment grade debt securities, i.e., "junk bonds". For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

      (2) AIM Limited Maturity Treasury Fund normally invests at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes, and bonds. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

      (3) AIM Global Real Estate Fund and AIM Real Estate Fund normally investat least 80% of their assets in securities of real estate and real estate-related companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. Each Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

      (4) AIM Short Term Bond Fund normally invests at least 80% of its assets in a diversified portfolio of investment-grade fixed income securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

      (5) AIM Total Return Bond Fund normally invests at least 80% of its assets in a diversified portfolio of investment grade fixed income securities generally represented by the sector categories within the Lehman Brothers Aggregate Bond Index. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

      The Trust has obtained an opinion of Dechert LLP, special counsel to the Trust, that shares of AIM Limited Maturity Treasury Fund are eligible for investment by a federal credit union. In order to ensure that shares of AIM Limited Maturity Treasury Fund meet the requirements for eligibility for investment by federal credit unions, that Fund has adopted the following additional non-fundamental policies:

            (a) The Fund will enter into repurchase agreements only with: (i) banks insured by the Federal Deposit Insurance Corporation (FDIC); (ii) savings and loan associations insured by the FDIC; or (iii) registered broker-dealers. The Fund will only enter into repurchase transactions pursuant to a master repurchase agreement in writing with the Fund's counterparty. Under the terms of a written agreement with its custodian, the Fund receives on a daily basis written confirmation of each purchase of a security subject to a repurchase agreement and a receipt from the Fund's custodian evidencing each transaction. In addition, securities subject to a repurchase agreement may be recorded in the Federal Reserve Book-Entry System on behalf of the Fund by its custodian. The Fund purchases securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of the purchase.

            (b) The Fund will only enter into reverse repurchase agreements and purchase additional securities with the proceeds when such proceeds are used to purchase other securities that either mature on a date simultaneous with or prior to the expiration date of the reverse repurchase agreement, or are subject to an agreement to resell such securities within that same time period.

            (c) The Fund will only enter into securities lending transactions that comply with the same counterparty, safekeeping, maturity and borrowing restrictions that the Fund observes when participating in repurchase and reverse repurchase transactions.

            (d) The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date does not exceed 120 days, and only when settlement is on a cash basis. When the delivery of securities purchased in such manner is to occur within 30 days of the trade date, the Fund will purchase the securities only at their market price as of the trade date.

TEMPORARY DEFENSIVE POSITIONS

      In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or (with the exception of AIM Limited Maturity Treasury Fund) high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

      The overall management of the business and affairs of the Funds and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

      The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them is set forth in Appendix B.

      The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Market Timing Litigation Committee.

      The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee's primary purposes are to: (i) assist the Board in oversight of the independent auditor's qualifications, independence and performance; (ii) appoint independent auditors for the Funds; (iii) to the extent required by Section 10A(h) and (i) of the Exchange Act, to pre-approve all permissible non-audit services that are provided to Funds by their independent auditors; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Funds' independent auditors to the Funds' investment adviser and certain other affiliated entities; (v) to oversee the financial reporting process for the Funds; (vi) the extent required by Regulation 14A under the Exchange Act, to prepare an audit committee report for inclusion in any proxy statement issued by a Fund; (vii) assist the Board's oversight of the performance of the Funds' internal audit function to the extent an internal audit function exists; (viii) assist the Board's oversight of the integrity of the Funds' financial statements; and (ix) assist the Board's oversight of the Funds' compliance with legal and regulatory requirements. During the fiscal year ended July 31, 2004, the Audit Committee held eight meetings.

      The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i)recommending to the Board and the independent trustees the appointment, compensation and removal of the Funds' Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Funds' Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, AIM and INVESCO Funds

Group, Inc. ("IFG"); (iii) recommending to the independent trustees the appointment and removal of AIM's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of AIM (the "Report") and any objections made by AIM with respect to the Report; (iv) reviewing any report prepared by a third party who is not an interested person of AIM, upon the conclusion by such third party of a compliance review of AIM; (v) reviewing all reports on compliance matters from the Funds' Chief Compliance Officer, (vi) reviewing all recommendations made by the Senior Officer regarding AIM's compliance procedures, (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of AIM's fiduciary duties to Fund shareholders and of AIM's Code of Ethics; (viii) overseeing all of the compliance policies and procedures of the Funds and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of AIM's Internal Compliance Controls Committee; (xi) reviewing all reports made by AIM's Chief Compliance Officer; (xii) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of AIM's ombudsman; (xiii) risk management oversight with respect to the Funds and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Funds or their service providers; and (xiv) overseeing potential conflicts of interest that are reported to the Compliance Committee by the AIM, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended July 31, 2004, the Compliance Committee did not meet.

      The members of the Governance Committee are Messrs. Bayley, Crockett Dowden (Chair), and Jack M. Fields (Vice Chair) and Gerald J. Lewis. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Funds that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel and other advisers, if any, to the Audit Committee of the Board; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Audit Committee of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.

      The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended July 31, 2004, the Governance Committee held seven meetings.

      Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

      The members of the Investments Committee are Messrs. Baker, Bayley, Bunch, Crockett, Dowden (Chair), Dunn, Fields, Lewis, Pennock and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee's primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by AIM as well as any sub-advisers; and (ii) review and approve all proposed advisory, sub-advisory and distribution arrangements for the Funds, as well to review and approve the continuance of all such existing arrangements. During the fiscal year ended July 31, 2004, the Investments Committee held five meetings.

      The Investments Committee has established three Sub-Committees. The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the "Designated Funds"), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Funds; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Designated Funds, unless the Investments Committee takes such action directly;
(iv) being familiar with the registration statements and periodic shareholder reports applicable to their Designated Funds; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committee from time to time.

      The members of the Valuation Committee are Messrs. Dunn, Pennock (Chair) and Soll, and Miss Quigley (Vice Chair). The Valuation Committee is responsible for addressing issues requiring action by the Board in the valuation of the Funds' portfolio securities that arise during periods between meetings of the Board. During periods between meetings of the Board, the Valuation Committee:
(i) receives the
reports of AIM's internal valuation committee requesting pre-approval or approval of any changes to pricing vendors or pricing methodologies as required by AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Procedures"), and approves changes to pricing vendors and pricing methodologies as provided in the Procedures; (ii) upon request of AIM, assists AIM's internal valuation committee in resolving particular fair valuation issues; and (iii) receives reports on non-standard price changes on private equities. During the fiscal year ended July 31, 2004, the Valuation Committee held did not meet.

      The members of the Special Market Timing Litigation Committee are Messrs. Crockett, Dowden, Dunn and Lewis (Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against the Funds concerning alleged excessive short term trading in shares of the Funds ("market timing") and (b) the civil enforcement actions and investigations related to market timing activity in the Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees' financial expert of market timing activity in the Funds, and for recommending to the independent trustees what actions, if any, should be taken by the Funds in light of the results of such investigation(s); (iii) for
(a) reviewing the methodology developed by AIM's Independent Distribution Consultant (the "Distribution Consultant") for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with AIM, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant's engagement and for a period of two years after the engagement; and
(iv) for taking reasonable steps to ensure that any Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended July 31, 2004, the Special Market Timing Litigation Committee held six meetings.

Trustee Ownership of Fund Shares

      The dollar range of equity securities beneficially owned by each trustee
(i) in the Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement

      The advisory agreement with AIM (the "Advisory Agreement") was re-approved for each Fund other than AIM Global Real Estate Fund, by the Board at an in-person meeting held on June 8, 2004. The Advisory Agreement for AIM Global Real Estate Fund was initially approved at an in-person meeting on February 25, 2005. The Board considered the following factors in evaluating the fairness and reasonableness of each Advisory Agreement. In addition to considering these factors at the in-person meeting held on June 8, 2004 or February 25, 2005, as applicable, the Board considered certain of these factors as part of the Board's ongoing monitoring of each Fund.

- The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under each Advisory Agreement. Based on such review, the

      Board concluded that the range of services to be provided by AIM under each Advisory Agreement was appropriate. With respect to each Fund other than AIM Global Real Estate Fund, the Board also concluded that AIM currently is providing services in accordance with the terms of each Advisory Agreement.

- The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to each Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, AIM's legal and compliance function, AIM's use of technology, AIM's portfolio administration function, the quality of AIM's investment research and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate. With respect to each Fund other than AIM Global Real Estate Fund, the Board also concluded that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

- The performance of each Fund relative to comparable funds. The Board reviewed the performance of each Fund other than AIM Global Real Estate Fund against the performance of funds advised by other advisors with investment strategies comparable to those of such Fund and concluded that no changes should be made to the Funds or their portfolio management teams at this time.

- The performance of each Fund relative to indices. The Board reviewed the performance of each Fund other than the AIM Global Real Estate Fund against the performance of applicable indices and concluded that no changes to the Funds or their portfolio management teams should be made at this time.

- Meetings with each Fund's portfolio managers and investment personnel. With respect to each Fund, the Board is meeting or, with respect to AIM Global Real Estate Fund, intends to meet periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

- Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to each Fund other than the AIM Global Real Estate Fund and concluded that such performance was satisfactory.

- Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for each Fund against
      (i) the advisory fee rates for other mutual funds, variable insurance funds offered to insurance company separate accounts, offshore funds and/or private accounts advised by AIM with investment strategies comparable to those of such Fund, if any, and (ii) the sub-advisory fee rates for unaffiliated mutual funds sub-advised by AIM with investment strategies comparable to those of such Fund, if any. The Board concluded that the current advisory fee rate of each Fund was fair and reasonable.

- Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for each Fund against the advisory fee rates for mutual funds advised by other advisors with investment strategies comparable to those of such Fund. The Board concluded that the current advisory fee rate of each Fund was fair and reasonable.

- Expense limitations and fee waivers. The Board reviewed the fee waivers and/or expense limitations, if any, currently in effect for each Fund other than AIM Global Real Estate Fund, and the effect they had on such Fund's expenses. The Board concluded that the current levels of fee waivers and/or expense limitations, if any, for each Fund were fair and reasonable.

- Breakpoints and economies of scale. The Board reviewed the structure of each Fund's advisory fee under the Advisory Agreement and whether it includes any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for each Fund or whether, due to the nature of such Fund and the advisory fee structures of similar funds, it was reasonable to leave the structure of the advisory fee unchanged. Based on such review, the Board concluded that it was not necessary to change the structure of the advisory fee for any of the Funds to add advisory fee breakpoints.

- Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

- Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing each Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by each Fund to AIM under its Advisory Agreement was not excessive.

- Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Funds and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for each Fund. Because such research ultimately benefits each Fund, the Board concluded that such arrangements were appropriate.

- AIM's financial soundness in light of each Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under each Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under each Advisory Agreement.

- Historical relationship between each Fund and AIM. In determining whether to continue or, with respect to the AIM Global Real Estate Fund, approve the Advisory Agreement for each Fund, the Board also considered the prior relationship between AIM and each Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to provide or continue to provide non-investment advisory services to the Funds, including administrative, transfer agency and distribution services, as applicable. With respect to each Fund other than AIM Global Real Estate Fund, the Board also concluded that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

- Other factors and current trends. In determining whether to continue or, with respect to AIM Global Real Estate Fund, approve the Advisory Agreement for each Fund, the Board considered regulatory and legal actions pending against AIM. The Board also considered the internal compliance reviews being undertaken by AIM and its affiliates, and the additional controls and procedures being implemented by AIM and its affiliates. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the regulatory and legal actions should not prevent the Board from continuing or approving, as applicable, the Advisory Agreement for each Fund.

      After consideration of all of the above factors, the Board found that with respect to each Fund: (i) the services provided, and with respect to AIM Global Real Estate Fund the services to be provided, to such Fund and its shareholders were adequate; (ii) such Fund's Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under such Fund's Advisory Agreement would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's Advisory Agreement was in the best interests of such Fund and its shareholders and (a) in the case of each Fund other than AIM Global Real Estate Fund, continued such Advisory Agreement for another year and (b) in the case of AIM Global Real Estate Fund, approved such Advisory Agreement.

      Factors Considered in Approving the Sub-Advisory Agreement

      The sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. (the "Sub-Advisor") for AIM Global Real Estate Fund and AIM Real Estate Fund (the "Sub-Advisory Agreement")) were re-approved for AIM Real Estate Fund and approved for AIM Global Real Estate Fund by the Board at an in-person meeting held on June 8, 2004 and February 25, 2005, respectively. The Board considered the following factors in evaluating the fairness and reasonableness of the Sub-Advisory Agreement. In addition to considering these factors at the in-person meeting held on June 8, 2004 and February 25, 2005, the Board considered certain of these factors as part of the Board's ongoing monitoring of AIM Real Estate Fund.

- The nature and extent of the advisory services to be provided by the Sub-Advisor. The Board reviewed the services to be provided by the Sub-Advisor under the Sub-Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by the Sub-Advisor under the Sub-Advisory Agreement was appropriate. With respect to AIM Real Estate Fund, the Board also concluded that the Sub-Advisor currently is providing services in accordance with the terms of the Sub-Advisory Agreement.

- The quality of services to be provided by the Sub-Advisor. The Board reviewed the credentials and experience of the officers and employees of the Sub-Advisor who will provide investment advisory services to AIM Global Real Estate Fund and AIM Real Estate Fund. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by the Sub-Advisor was appropriate. With respect to AIM Real Estate Fund, the Board also concluded that the Sub-Advisor currently is providing satisfactory services in accordance with the terms of the Sub-Advisory Agreement.

- The performance of AIM Real Estate Fund relative to comparable funds. The Board reviewed the performance of AIM Real Estate Fund against the performance of funds advised by other advisors with investment strategies comparable to those of AIM Real Estate Fund and concluded that no changes should be made to AIM Real Estate Fund and that it was not necessary to change AIM Real Estate Fund's portfolio management team at this time.

- The performance of AIM Real Estate Fund relative to indices. The Board reviewed the performance of AIM Real Estate Fund against the performance of applicable indices and concluded that no changes should be made to AIM Real Estate Fund and that it was not necessary to change AIM Real Estate Fund's portfolio management team at this time.

- Meetings with AIM Global Real Estate Fund and AIM Real Estate Fund portfolio managers and investment personnel. The Board is meeting periodically or with respect to AIM Global Real Estate Fund, intends to meet with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Sub-Advisory Agreement.

- Overall performance of the Sub-Advisor. The Board considered the overall performance of the Sub-Advisor in providing investment advisory services to AIM Real Estate Fund and concluded that such performance was satisfactory.

- Advisory fees, expense limitations and fee waivers and breakpoints and economies of scale. In reviewing these factors, the Board considered only the advisory fees charged to AIM Global Real Estate Fund and AIM Real Estate Fund by AIM and did not consider the sub-advisory fees paid by AIM to the Sub-Advisor. The Board believes that this approach is appropriate because the sub-advisory fees have no effect on AIM Global Real Estate Fund and AIM Real Estate Fund or its shareholders, as they are paid by AIM rather than AIM Global Real Estate Fund and AIM Real Estate Fund. Furthermore, AIM and the Sub-Advisor are affiliates and the Board believes that the allocation of fees between them is a business matter, provided that the advisory fees charged to AIM Global Real Estate Fund and AIM Real Estate Fund are fair and reasonable.

- Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing each Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by each Fund to AIM under its Advisory Agreement was not excessive.

- Benefits of soft dollars to the Sub-Advisor. The Board considered the benefits realized by the Sub-Advisor as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Funds and/or other funds sub-advised by the Sub-Advisor are used to pay for research and execution services. This research is used by the Sub-Advisor in making investment decisions for each sub-advised Fund. Because such research ultimately benefits each such Fund, the Board concluded that such arrangements were appropriate.

- Sub-Advisor's financial soundness. The Board considered whether the Sub-Advisor is financially sound and has the resources necessary to perform its obligations under the Sub-Advisory Agreement, and concluded that the Sub-Advisor has the financial resources necessary to fulfill its obligations under the Sub-Advisory Agreement.

      After consideration of all of the above factors, the Board found that with respect to each Fund: (i) the services provided, and with respect to AIM Global Real Estate Fund the services to be provided, to such Fund and its shareholders were adequate;

and (ii) such Fund's Sub-Advisory Agreement was fair and reasonable under the circumstances. The Board therefore concluded that such Fund's Sub-Advisory Agreement was in the best interests of such Fund and its shareholders and (a) in the case of AIM Real Estate Fund, continued such Sub-Advisory Agreement for another year and (b) with respect to AIM Global Real Estate Fund, approved such Sub-Advisory Agreement.

COMPENSATION

      Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services.

      Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004 is found in Appendix C.

Retirement Plan For Trustees

      The Trustees have adopted a retirement plan for the Trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

      The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the Trustees may extend from time to time the retirement date of a trustee.

      Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. Notwithstanding the foregoing, the amount of benefits will exclude any additional compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

      Messrs. Crockett, Dunn, Fields, Frischling, Sklar and Soll and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. With respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchase of Class A Shares of the Funds at Net Asset Value

      The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. A I M Distributors, Inc. ("AIM Distributors") permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution.

CODES OF ETHICS

      AIM, the Trust, AIM Distributors and INVESCO Institutional (N.A.) have each adopted a Code of Ethics governing, as applicable, personal trading activities of all trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading including personal trading in most of the funds within The AIM Family of Funds(R) ("affiliated funds"). Personal trading, including personal trading involving securities that may be purchased or held by a Fund and in affiliated funds, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or her designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES

      The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund other than AIM Global Real Estate Fund and AIM Real Estate Fund to AIM. The Board has delegated responsibility for decisions regarding proxy voting for securities held by AIM Global Real Estate Fund and AIM Real Estate Fund to the Fund's Sub-Advisor. AIM and the Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.

      Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of the Fund's proxy voting record.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004 is available at our website, http://www.aiminvestments.com. This information is also available at the SEC Web site, http://www.sec.gov.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of the Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

      AIM, the Fund's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP. AMVESCAP and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

      As investment advisor, AIM supervises all aspects of the Funds" operations and provides investment advisory services to the Fund. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of AIM and the investment sub-advisory services of the Sub-Advisor are not exclusive and AIM and the Sub-Advisor are free to render investment advisory services to others, including other investment companies.

      AIM is also responsible for furnishing to the Fund, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Fund, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

      The Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to shareholders.

      AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

      Pursuant to the Advisory Agreement with the Trust, AIM receives a monthly fee from the Fund calculated at the following annual rates indicated in the second column below, based on the average daily net assets of the Fund during the year:

--------------------------------------------------------------------------------------------------------------------------
                                                                              MAXIMUM                 MAXIMUM ADVISORY
            FUND NAME                        ANNUAL RATE/NET            ADVISORY FEE RATE               FEE RATES
                                      ASSETS PER ADVISORY AGREEMENT    AFTER JANUARY 1, 2005        COMMITTED UNTIL DATE
--------------------------------------------------------------------------------------------------------------------------
AIM Global Real Estate Fund           0.75% of first $250M                      N/A                          N/A
                                      0.74% of next $250M
                                      0.73% of next $500M
                                      0.72% of next $1.5B
                                      0.71% of next $2.5B
                                      0.70% of next $2.5B
                                      0.69% of next $2.5B
                                      0.68% of amount over $10B
--------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                   0.625% of first $200M                     N/A                          N/A
                                      0.55% of next $300M
                                      0.50% of next $500M
                                      0.45% of amount over $1B
--------------------------------------------------------------------------------------------------------------------------
AIM Intermediate Government Fund      0.50% of first $200M                      N/A                          N/A
                                      0.40% of next $300M
                                      0.35% of next $500M
                                      0.30% of amount over $1B
--------------------------------------------------------------------------------------------------------------------------
AIM Money Market Fund                 0.40% of first $1B                        N/A                          N/A
                                      0.35% of amount over $1B
--------------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity Treasury Fund    0.20% of first $500M                      N/A                          N/A
                                      0.175% of amount over $500M
--------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                  0.90% of all assets               0.75% of first $250M          December 31, 2009
                                                                        0.74% of next $250M
                                                                        0.73% of next $500M
                                                                        0.72% of next $1.5B
                                                                        0.71% of next $2.5B
                                                                        0.70% of next $2.5B
                                                                        0.69% of next $2.5B
                                                                        0.68% of excess over $10B
--------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund              0.40% of all assets                       N/A                          N/A
--------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond                 0.50% of first $500M                      N/A                          N/A
                                      0.45% of next $500M
                                      0.40% of amount over $1B
--------------------------------------------------------------------------------------------------------------------------

(1) AIM has voluntarily agreed to waive advisory fees payable by the Fund in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion.

      AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

      AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's Investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."

      AIM has contractually agreed through July 31, 2005, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) for AIM Total Return Bond Fund's Class A, Class B, Class C and Class R shares to the extent necessary to limit the total operating expenses of Class A shares to 1.25% (e.g., if AIM waives 1.86% of Class A expenses, AIM will also waive 1.86% of Class B, Class C and Class R expenses). Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

      AIM has contractually agreed through July 31, 2005, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) for AIM Short Term Bond Fund's Class C shares to the extent necessary to limit the total operating expenses of Class A, Class C and Class R shares to 0.95%, 1.20% and 1.10%, respectively. Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreements between AIM and the Fund.

INVESTMENT SUB-ADVISOR

      AIM has entered into a Sub-Advisory Agreement with INVESCO Institutional (N.A.), Inc. ("INVESCO, Inc.") or (the "Sub-Advisor") to provide investment sub-advisory services to AIM Real Estate Fund.

      INVESCO, Inc. is registered as an investment advisor under the Advisers Act. INVESCO, Inc. believes it has one of the nation's largest discretionary portfolios of tax-exempt accounts (such as pension and profit sharing funds for corporations and state and local governments). Funds are supervised by investment managers who utilize INVESCO, Inc.'s facilities for investment research and analysis, review of current economic conditions and trends, and consideration of long-range investment policy matters.

      AIM and INVESCO, Inc. are indirect wholly owned subsidiaries of AMVESCAP (formerly, AMVESCO PLC and INVESCO PLC).

      For the services to be rendered by INVESCO, Inc. under the Sub-Advisory Agreement, the Advisor will pay the Sub-Advisor a fee which will be computed daily and paid as of the last day of each month on the basis of the Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 0.40% of the Advisor's compensation of the sub-advised assets per year, for AIM Global Real Estate Fund and AIM Real Estate Fund.

      The management fees payable by the Fund, the amounts waived by AIM and the net fee paid by the Fund for the last three fiscal years ended July 31 are found in Appendix F.

Portfolio Managers

      Appendix G contains the following information regarding the portfolio managers identified in each Fund's prospectus:

      -     The dollar range of the manager's investments in each Fund.

      -     A description of the manager's compensation structure.

      - Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.

Securities Lending Arrangements

If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

      AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

      ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

      Administrative services fees paid to AIM by each Fund for the last three fiscal years ended July 31 are found in Appendix H.

OTHER SERVICE PROVIDERS

      TRANSFER AGENT. AIM Investment Services, Inc., ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

      For servicing accounts holding Institutional Class Shares, the TA Agreement provides that the Trust on behalf of the Funds will pay AIS a fee equal to $2.00 per trade executed to be billed monthly plus certain out of pocket expenses. In addition, for servicing accounts holding Institutional Class Shares, the Trust on behalf of the Funds, is required to reimburse AIS for servicing such accounts to the extent that an account is serviced by a third party pursuant to a sub-transfer agency, omnibus account service, sub-accounting, or networking agreement. AIS has agreed to waive the right to collect any fee or reimbursement to which it is entitled, to the extent that such fee or reimbursement would cause the fees and expenses incurred by the Institutional Class Shares to exceed 0.10% of the average net assets attributable to such class of the Funds.

      It is anticipated that most investors will perform their subaccounting.

      CUSTODIANS. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of AIM Global Real Estate Fund, AIM High Yield Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund. The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of AIM Limited Maturity Fund and AIM Money Market Fund. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York also serves as sub-custodian to facilitate cash management.

      The custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country. The custodians are responsible for monitoring eligible foreign securities depositories.

      Under their contracts with the Trust, the custodians maintain the portfolio securities of the Funds, administer the purchases and sales of portfolio securities, collect interest and dividends and other distributions made on the securities held in the portfolios of the Funds and perform other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

      AUDITORS. The Funds' independent registered public accountants are responsible for auditing the financial statements of the Funds. The Board selected Ernst & Young, LLP, 5 Houston Center, 1401 McKinney, Suite 1200, Houston, TX 77010-4035 as the independent registered public accountants to audit the financial statements of the Funds.

      COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

      The Sub-Advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.

BROKERAGE TRANSACTIONS

      AIM or the Sub-Advisor, as applicable, makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Funds are usually principal transactions, the Funds (except AIM Real Estate Fund) incur little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

      Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

      Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

      Brokerage commissions paid by each of the Funds during the last three fiscal years ended July 31 are found in Appendix I.

COMMISSIONS

      During the last three fiscal years ended July 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

      The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

      Under the 1940 Act, certain persons affiliated with the Trust are prohibited from dealing with the Trust as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The 1940 Act also prohibits the Trust from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Trust are members except in accordance with certain conditions. These conditions may restrict the ability of the Funds to purchase municipal securities being publicly underwritten by such syndicate, and the Funds may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Trust may, from time to time, serve as placement agent or financial advisor to an issuer of Municipal Securities and be paid a fee by such issuer. The Funds may purchase such Municipal Securities directly from the issuer, provided that the purchase is reviewed by the Board and a determination is made that the placement fee or other remuneration paid by the issuer to a person affiliated with the Trust is fair and reasonable in relation to the fees charged by others performing similar services.

BROKERAGE SELECTION

      Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Fund may pay a broker higher commissions than those available from another broker.

      Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments;

portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

      The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff follows. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

      In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Fund is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

      AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Fund to their clients, or that act as agent in the purchase of a Fund's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.

DIRECTED BROKERAGE (RESEARCH SERVICES)

      Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended July 31, 2004 are found in Appendix J.

REGULAR BROKERS OR DEALERS

      Information concerning each of the Fund's acquisition of securities of its regular brokers or dealers during the last fiscal year ended July 31, 2004, is found in Appendix J.

ALLOCATION OF PORTFOLIO TRANSACTIONS

      AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

      Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

      Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, when the full amount of all IPO orders for such AIM Funds and accounts cannot be filled completely, and to allocate such transactions in accordance with the following procedures:

      AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capital/liquidity suitability and sector/style suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies and current holdings. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts on a pro rata basis based on order size.

      On occasion, when the Sub-Advisor is purchasing certain thinly-traded securities or shares in an initial public offering for the Funds or other clients, the situation may arise that the Sub-Advisor is unable to obtain sufficient securities to fill the orders of the Funds or all other relevant clients. In that situation, the Sub-Advisor is required to use pro-rata allocation methods that ensure the fair and equitable treatment of all clients. (Such methods may include, for example, pro-rata allocation on each relevant trade, or "rotational" allocation).


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

      Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to AIM Investment Services, Inc. at P.O. Box 4497, Houston, Texas 77210-4497. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.

      Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AIS all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Fund for any overdraft charges incurred.

      A financial intermediary may submit a written request to AIS for correction of transactions involving Fund shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Fund for any resulting loss.

      An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Fund, except through the reinvestment of distributions.

      Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. By providing written notice to his financial intermediary or to AIS, an investor may change the bank account designated to receive redemption proceeds. AIS may request additional documentation.

      AIS may request that an intermediary maintain separate master accounts in the Fund for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

      Platform sponsors that provide investment vehicles to fund Section 401 defined contribution plans and have entered into written agreements with AIM Distributors to waive applicable investment minimums may purchase Institutional Class shares for accounts within such plans.




      AUTHORIZED AGENTS. AIS and AIM Distributors may authorize agents to accept purchase and redemption orders that are in good form on behalf of the AIM Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received the purchase or redemption order when the Fund's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by a Fund's authorized agent or its designee.

      ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AIS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AIS. Upon receiving returned mail, AIS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AIS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AIS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

      Institutional Class shares of a Fund are offered at net asset value.

Calculation of Net Asset Value

For AIM Money Market Fund

      The Board has established procedures designed to stabilize the Fund's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations, in which case the net asset value could possibly be more or less than $1.00 per share. AIM Money Market Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.

      Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Fund's investments is higher or lower than the price that would be received if the investments were sold.

For AIM Global Real Estate Fund, AIM High Yield Fund, AIM Intermediate Government, AIM Limited Maturity Treasury Fund, AIM Real Estate Fund, AIM Short Term Bond Fund, AIM Total Return Bond Fund

      Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determines net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statements due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.

      Each equity security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each equity security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing vendors or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day. Debt securities (including convertible bonds) are fair valued using an evaluated quote on the basis of prices provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

      Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not available, including situations where market quotations are unreliable, are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with procedures approved by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

      Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. AIM believes if a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.

      Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Trading in certain foreign securities, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Issuer specific events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.

      Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

      Although the Funds, except AIM Money Market Fund, generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, a Fund may make a redemption in kind, if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds made an election under Rule 18f-1 under the 1940 Act (a "Rule 18f-1 Election"), and therefore, the Trust, on behalf of a Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.


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
BACKUP WITHHOLDING

      Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed IRS Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

      Each AIM Fund, and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

      An investor is subject to backup withholding if:

      1.    the investor fails to furnish a correct TIN to the Fund;
      2.    the IRS notifies the Fund that the investor furnished an incorrect
            TIN;
      3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);
      4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or
      5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

      Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

      Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

      Investors should contact the IRS if they have any questions concerning withholding.

      IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

      NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


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
                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

      It is the present policy of each Fund (except AIM Global Real Estate Fund and AIM Real Estate Fund) to declare daily and pay monthly net investment income dividends and declare and pay annually any capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of the Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in Institutional Class shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

      For each Fund (except AIM Cash Reserve Shares, AIM Global Real Estate Fund, AIM Money Market Fund and AIM Real Estate Fund), when purchase orders are received prior to noon EST, dividends will begin accruing on the first business day after the purchase order for shares of the Fund is effective (settle date), and accrue up to and including the day to which a redemption order is effective (settle date). Thus, if a purchase order is effective on Friday, dividends will begin accruing on Monday (unless Monday is not a business day of the Fund). For AIM Cash Reserve Shares and AIM Money Market Fund, when purchase orders are received prior to noon EST, dividends begin accruing on the first business day of the purchase order for shares of the Fund and accrue through the day prior to the redemption order.

      AIM Global Real Estate Fund and AIM Real Estate Fund makes quarterly distributions of its net investment income typically during the months of March, June, September and December. A portion of the dividends paid by a REIT may be considered return of capital and would not currently be regarded as taxable income to the AIM Real Estate Fund.


      Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the AIM Money Market Fund or the net income per share of a class of the Fund for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the AIM Money Market Fund was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Fund until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Fund and/or its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

      The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.


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
      QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

      Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

      Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gains to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

      In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities), other income (including, but not limited to, gain from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and (for Fund taxable years beginning after October 22, 2004) net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet this requirement.

      In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or collectively in the securities of certain publicly traded partnerships (for Fund taxable years beginning after October 22, 2004).

      For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

      Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

      Under an IRS revenue procedure, a Fund may treat its position as lender under a repurchase agreement as a U.S. Government security for purposes of the Asset Diversification where the repurchase agreement is fully collateralized (under applicable SEC standards) with securities that constitute U.S. Government securities

      If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction (to the extent discussed below) in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders. See "Fund Distributions" below.

      DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss. In certain cases, a Fund may make an election to treat such gain or loss as capital.

      Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

      Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

      Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

      Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed or be less than its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income, qualified dividend income, or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

      AIM Limited Maturity Treasury Fund may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Under Treasury regulations, in general, the net income or deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors and collars), even if paid in periodic installments, that are recognized from that contract for the taxable year. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor or collar shall be recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or, in the case of a swap or of a cap or floor that hedges a debt instrument, under alternative methods contained in the regulations and, in the case of other notional principal contracts, under alternative methods that the IRS may provide in a revenue procedure).

      EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

      For purposes of the excise tax, a regulated investment company shall (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

      Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

      PFIC INVESTMENTS. Those Funds that are permitted to invest in foreign equity securities may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

      The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

      SWAP AGREEMENTS. AIM Global Real Estate Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

      FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other non-corporate taxpayers to the extent discussed below.

      A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

      Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

      Ordinary income dividends paid by a Fund to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. However, dividends received by the Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

      Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by a Fund to a noncorporate shareholder may not exceed a maximum rate of 15%. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

      Distributions by a Fund that are not from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

      Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the ex-dividend date.

      Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

      If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

      SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

      BACKUP WITHHOLDING. The Funds may be required to withhold 28% of taxable distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

      FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term and short-term capital gain and of certain types of interest income) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution to the extent discussed below. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

      As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that a Fund designates as "short-term capital gain dividends" or as "interest-related dividends" for Fund taxable years beginning after December 31, 2004 and before January 1, 2008. The aggregate amount that may be designated as short-term capital gain dividends for a Fund's taxable year is generally equal to the excess (if any) of the Fund's net short-term capital gain over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Fund taxable year is generally limited to the excess of the amount of "qualified interest income" of the Fund over allocable expenses. Qualified interest income is generally equal to the sum of a Fund's U.S. source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Fund holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.

      If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, short-term capital gain dividends, interest-related dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations. For this purpose, effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, the portion (if any) of a capital gain dividend or short-term capital gain dividend received by a foreign shareholder that is attributable to gain from the sale or exchange of a "U.S. real property interest" will be treated as gain directly recognized by the foreign shareholder from the sale or exchange of a "U.S. real property interest," with the consequence that such portion will be treated as income effectively connected with a U.S. trade or business and will be subject to income tax at a rate of 35%. Additionally, the foreign shareholder receiving such income will be required to file a United States federal income tax return. A "U.S. real property interest" is, generally, (i) an interest in real property located in the United States or the Virgin Islands or (ii) an interest in a domestic corporation unless the taxpayer establishes that during the five years ending on the date of disposition (the "testing period") the fair market value of the corporation's real property interests is less than 50% of the sum of the value of its real property interests plus other assets held for use in a trade or business. However, an interest that a Fund holds in another regulated investment company (or in a REIT) in which foreign persons have, at all times during the testing period, held less than 50% in value of its stock will not be treated as a "U.S. real property interest."

      In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

      Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

      Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of decedents dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Fund's shares attributable to "qualifying assets" held by the Fund at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Fund's assets that constituted qualifying assets at the end of each quarter of its taxable year.

      The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

      FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

      If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

      Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the Foreign Tax Election, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

      Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.

      EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on April 29, 2005. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

      Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTOR

      The Trust has entered into a master distribution agreement, as amended, relating to the Fund (the "Distribution Agreement") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Fund. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

      The Distribution Agreement provides AIM Distributors with the exclusive right to distribute shares of the Fund on a continuous basis directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

      The Trust (on behalf of the Institutional Class) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

      AIM Distributors or one or more of its corporate affiliates (collectively, the "ADI Affiliates") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. ADI Affiliates make these payments from its own resources, from AIM Distributors' retention of underwriting concessions. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial advisor may receive payments under more than one or all categories. Most financial advisors that sell shares of AIM funds receive one or more types of these cash payments.

      In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

      REVENUE SHARING PAYMENTS. ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receive when it makes these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor.

      The revenue sharing payments ADI Affiliates makes may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.10% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts.

      ADMINISTRATIVE AND PROCESSING SUPPORT PAYMENTS. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares for certain administrative services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.10% of average annual assets.

      OTHER CASH PAYMENTS. From time to time, ADI Affiliates, at its expense, may provide additional compensation to financial advisors which sell or arrange for the sale of shares of the Fund. Such compensation provided by ADI Affiliates may include financial assistance to financial advisors that enable ADI Affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other financial advisor-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD, Inc.. ADI Affiliates make payments for entertainment events they deem appropriate, subject to ADI Affiliates guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.

      ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.

      In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.

                         CALCULATION OF PERFORMANCE DATA

      Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

      The standard formula for calculating average annual total return is as follows:

                                        n
                                   P(1+T)=ERV

Where    P    =   a hypothetical initial payment of $1,000;
         T    =   average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the one, five, or ten year periods);
         n    =   number of years; and
         ERV  =   ending redeemable value of a hypothetical $1,000 payment at the end of the one, five, or ten year periods (or fractional portion of such period).

      The average annual total returns for each Fund, with respect to its Institutional Class Shares for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2005 are found in Appendix K.

      Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of the Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. A Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

      A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

      Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                        n
                                   P(1+U)=ERV

Where    P    =   a hypothetical initial payment of $1,000;
         U    =   average annual total return assuming payment of only a
                  stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period;
         n    =   number of years; and
         ERV  =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

      Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where    P    =   a hypothetical initial payment of $1,000;
         V    =   cumulative total return assuming payment of all of, a stated
                  portion of, or none of, the applicable maximum sales load at the beginning of the stated period; and
         ERV  =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

      The cumulative total returns for each Fund, with respect to its Institutional Class Shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2005 are found in Appendix K.

Calculation of Certain Performance Data

      AIM Global Real Estate Fund, AIM High Yield Fund, AIM Intermediate Government Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may also use a restated or a blended performance calculation to derive certain performance data shown for their Institutional Class shares in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Institutional Class shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Class A shares (Class C shares for AIM Short Term Bond Fund) at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares (Class C shares for AIM Short Term Bond Fund). If the Funds' Institutional Class shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Institutional Class shares since their inception and the restated historical performance of the Funds' Class A shares or Class C shares for AIM Short Term Bond Fund (for periods prior to inception of the Institutional Class shares) at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares (Class C shares for AIM Short Term Bond Fund). If the Funds' Institutional Class shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Institutional Class shares.

      A restated or blended performance calculation may be used to derive (i) the Funds', except for AIM Money Market Fund, standardized average annual total returns over a stated period and (ii) the Funds' non-standardized cumulative total returns over a stated period.

      A restated or blended performance calculation may be used to derive AIM Money Market Funds' non-standardized average annual total returns over a stated period.

Average Annual Total Return (After Taxes on Distributions) Quotation

      A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

      The standard formula for calculating average annual total return (after taxes on distributions) is:

                                        n
                                  P(1+T) = ATV
                                              d

Where    P      =   a hypothetical initial payment of $1,000;
         T      =   average annual total return (after taxes on distributions);
         n      =   number of years; and
         ATV    =   ending value of a hypothetical $1,000 payment made at the
            D       beginning of the one, five or ten year periods (or since
                    inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

      Standardized average annual total return (after taxes on distributions) for Institutional Class shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value.

      The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

      The average annual total returns (after taxes on distributions) for the Fund, with respect to its Institutional Class Shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2005 are found in Appendix K.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

      A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

      The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                        n
                                  P(1+T) = ATV
                                              DR

Where    P        =   a hypothetical initial payment of $1,000;
         T        =   average annual total return (after taxes on distributions
                      and redemption);
         n        =   number of years; and
         ATV      =   ending value of a hypothetical $1,000 payment made at the
            DR        beginning of the one, five or ten year periods (or since
                      inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

      Standardized average annual total return (after taxes on distributions and redemption) for Institutional Class shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value.

      The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

      The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

      The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

      The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

      The average annual total returns (after taxes on distributions and redemption) for the Fund, with respect to its Institutional Class Shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2005, are found in Appendix K.

Yield Quotation

      Yield is a function of the type and quality of a Fund's investments, the maturity of the securities held in a Fund's portfolio and the operating expense ratio of the Fund. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

      A Fund may quote its distribution rate, which uses the most recent dividend paid annualized as a percentage of the Fund's offering price.

      Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

      The standard formula for calculating yield for each Fund is as follows:

                                                   6
                         YIELD = 2[((a-b)/(c x d)+1)-1]

Where    a    =   dividends and interest earned during a stated 30-day period.
                  For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).
         b    =   expenses accrued during period (net of reimbursements).
         c    =   the average daily number of shares outstanding during the
                  period that were certified to receive dividends.
         d    =   the maximum offering price per share on the last day of the period.

      The standard formula for calculating annualized 7-day yield for AIM Money Market Fund is as follows:

               Y = Base Period Return    x    365
                   ------------------         ---
                                               7

      Where                    Y         =    annualized yield.

              Base Period Return         =    (V - V)
                                                1   o
                                               -------
                                                  V
                                                   o
                               ---------------------
                                   V     =  the value of a hypothetical
                                    0       pre-existing account in the AIM
                                            Money Market Fund having a balance
                                            of one share at the beginning of a
                                            stated seven-day period.

                                   V     =  the value of such an account at the
                                    1       end of the stated period.

      The standard formula for calculating effective annualized yield for the AIM Money Market Fund is as follows:

                                                   365/7
                       EY = (Base Period Return + 1) - 1

      Where   EY  =  effective annualized yield.
              Y   =  annualized yield, as determined above.

      The yield for each Fund and the annualized and effective annualized yield for the AIM Cash Reserve Shares of AIM Money Market Fund are found in Appendix
K. In addition, the distribution rates for each Fund are found in Appendix K.

Performance Information

      All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

      From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Fund's yield and total return.


      The performance of the Fund will vary from time to time and past results are not necessarily indicative of future results.

      Total return and yield figures for the Fund are neither fixed nor guaranteed. The Fund may provide performance information in reports, sales literature and advertisements. The Fund may also, from time to time, quote information about the Fund published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Fund. The following is a list of such publications or media entities:

      Advertising Age                Forbes                          Pension World
      Barron's                       Fortune                         Pensions & Investments
      Best's Review                  Hartford Courant                Personal Investor
      Bloomberg                      Inc.                            Philadelphia Inquirer
      Broker World                   Institutional Investor          The Bond Buyer
      Business Week                  Insurance Forum                 USA Today
      Changing Times                 Insurance Week                  U.S. News & World Report
      Christian Science Monitor      Investor's Business Daily       Wall Street Journal
      Consumer Reports               Journal of the American         Washington Post
      Economist                          Society of CLU & ChFC       CNN
      FACS of the Week               Kiplinger Letter                CNBC
      Financial Planning             Money                           PBS
      Financial Product News         Mutual Fund Forecaster
      Financial Services Week        Nation's Business
      Financial World                New York Times

      The Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

      Bank Rate Monitor                        Mutual Fund Values (Morningstar)
      Bloomberg                                Stanger
      Donoghue's                               Weisenberger
      Lehman Live                              Lipper, Inc.

      The Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

      Lehman Brothers High Yield Index
      Lehman Brothers 1-2 year U.S. Government Bond Index
      Lehman Brothers 1-3 year U.S. Government/Credit Index
      Lehman Brothers U.S. Aggregate Bond Index
      Lipper High Yield Bond Fund Index
      Lipper Real Estate Fund Index
      Lipper Short Investment Grade Debt Fund Index
      Lipper Short U.S. Treasury Category Average
      Morgan Stanley REIT Index
      Standard & Poor's 500 Index

      Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

      10 year Treasury Notes
      90 day Treasury Bills

      Advertising for the Fund may from time to time include discussions of general economic conditions and interest rates. Advertising for the Fund may also include references to the use of the Fund as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Fund may disclose: (i) the largest holdings in the Fund's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.

      From time to time, the Fund's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

    SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

      On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

      Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

      Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

      The SEC has also settled market timing enforcement actions against Raymond
R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by
IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

                   REGULATORY INQUIRIES AND PENDING LITIGATION

      The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

      As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and/or regulatory inquiries.

      Ongoing Regulatory Inquiries Concerning IFG and AIM

      IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia

Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG.

      AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds.

      Pending Regulatory Civil Action Alleging Market Timing

      On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code
Section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.

      If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP PLC, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

      Private Civil Actions Alleging Market Timing

      Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees;

imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of April 25, 2005 is set forth in Appendix L-1.

      All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix L-1. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. This lawsuit is identified in Appendix L-1.

      Private Civil Actions Alleging Improper Use of Fair Value Pricing

      Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of April 25, 2005 is set forth in Appendix L-2.

      Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

      Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of April 25, 2005 is set forth in Appendix L-3.

      Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

      Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of April 25, 2005 is set forth in Appendix L-4.

      Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

      Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of April 25, 2005 is set forth in Appendix L-5.

      Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

      A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. ("AIM Capital") and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws; (ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees. Such lawsuit, which was served on AIM and AIM Capital on April 25, 2005, is set forth in Appendix L-6.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

      The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

      Moody's corporate ratings are as follows:

      AAA: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      AA: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

      A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      BAA: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      BA: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      CAA: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      CA: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

      Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

      Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

      Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.


      Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

      Municipal ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

      Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

      AAA: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      AA: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      BAA: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      BA: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      CAA: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      CA: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

      In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

      In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

      In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

      The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

      MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

      Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

      Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

      S&P describes its ratings for corporate and municipal bonds as follows:

      AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

      A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.


                                S&P DUAL RATINGS

      S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

      The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

      An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

      These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

      An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

      Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

      Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

      Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

      Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

      Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

      Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

      The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

      Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

      Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR:  Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met. ' B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         FITCH SHORT-TERM CREDIT RATINGS

      The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS

                              As of March 31, 2005

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

    NAME, YEAR OF BIRTH AND      TRUSTEE AND/OR                                                           OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST  OFFICER SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           HELD BY TRUSTEE
-------------------------------  -------------        -------------------------------------------           ---------------
INTERESTED PERSONS

                                    1988              Director and Chairman, A I M Management Group       None
Robert H. Graham(1) --  1946                          Inc. (financial services holding company);
Trustee, President and Vice                           Director and Vice Chairman, AMVESCAP PLC and
Chair                                                 Chairman of AMVESCAP PLC - AIM Division (parent
                                                      of AIM and a global investment management firm)

                                                      Formerly:  President and Chief Executive
                                                      Officer, A I M Management Group Inc.; Director,
                                                      Chairman and President, A I M Advisors, Inc.
                                                      (registered investment advisor); Director and
                                                      Chairman, A I M Capital Management, Inc.
                                                      (registered investment advisor), A I M
                                                      Distributors, Inc. (registered broker dealer),
                                                      AIM Investment Services, Inc. (registered
                                                      transfer agent), and Fund Management Company
                                                      (registered broker dealer); and Chief Executive
                                                      Officer, AMVESCAP PLC - Managed Products

Mark H. Williamson(2) -- 1951       2003              Director, President and Chief Executive Officer,    None
Trustee and Executive Vice                            A I M Management Group Inc. (financial services
President                                             holding company); Director, Chairman and
                                                      President, A I M Advisors, Inc. (registered
                                                      investment advisor); Director, A I M Capital
                                                      Management, Inc. (registered investment advisor)
                                                      and A I M Distributors, Inc. (registered broker
                                                      dealer); Director and Chairman, AIM Investment
                                                      Services, Inc. (registered transfer agent), Fund
                                                      Management Company (registered broker dealer);
                                                      and INVESCO Distributors, Inc. (registered
                                                      broker dealer); and Chief Executive Officer,
                                                      AMVESCAP PLC - AIM Division (parent of AIM and a
                                                      global investment management firm)

                                                      Formerly: Director, Chairman, President and
                                                      Chief Executive Officer, INVESCO Funds Group,
                                                      Inc.; President and Chief Executive Officer,

----------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

    NAME, YEAR OF BIRTH AND      TRUSTEE AND/OR                                                           OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST  OFFICER SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           HELD BY TRUSTEE
-------------------------------  -------------        -------------------------------------------           ---------------
                                                      INVESCO Distributors, Inc.;  and Chief Executive
                                                      Officer, AMVESCAP PLC - Managed Products

INDEPENDENT TRUSTEES

Bruce L. Crockett(3) -- 1944        1992              Chairman, Crockett Technology Associates            ACE Limited
Trustee and Chair                                     (technology consulting company)                     (insurance company);
                                                                                                          and Captaris, Inc.
                                                                                                          (unified messaging
                                                                                                          provider)

Bob R. Baker - 1936                 2003              Retired                                             None
Trustee


Frank S. Bayley -- 1939             2001              Retired                                             Badgley Funds, Inc.
Trustee                                               Formerly:  Partner, law firm of Baker & McKenzie    (registered
                                                                                                          investment company)

James T. Bunch - 1942               2003              Co-President and Founder, Green, Manning & Bunch    None
Trustee                                               Ltd., (investment banking firm); and Director,
                                                      Policy Studies, Inc. and Van Gilder Insurance
                                                      Corporation

Albert R. Dowden -- 1941            2000              Director of a number of public and private          None
Trustee                                               business corporations, including the Boss Group,
                                                      Ltd. (private investment and management);
                                                      Cortland Trust, Inc. (Chairman) (registered
                                                      investment company); Annuity and Life Re
                                                      (Holdings), Ltd. (insurance company); and
                                                      CompuDyne Corporation (provider of products and
                                                      services to the public security market)

                                                      Formerly:  Director, President and Chief
                                                      Executive Officer, Volvo Group North America,
                                                      Inc.; Senior Vice President, AB Volvo; and
                                                      director of various affiliated Volvo companies

----------

(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

    NAME, YEAR OF BIRTH AND      TRUSTEE AND/OR                                                           OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST  OFFICER SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           HELD BY TRUSTEE
-------------------------------  -------------        -------------------------------------------           ---------------
Edward K. Dunn, Jr. -- 1935         1998              Retired                                             None
Trustee
                                                      Formerly: Chairman, Mercantile Mortgage Corp.;
                                                      President and Chief Operating Officer,
                                                      Mercantile-Safe Deposit & Trust Co.; and
                                                      President, Mercantile Bankshares Corp.

Jack M. Fields -- 1952              1997              Chief Executive Officer, Twenty First Century       Administaff; and
Trustee                                               Group, Inc. (government affairs company) and        Discovery Global
                                                      Owner, Dos Angelos Ranch, L.P.                      Education Fund
                                                      Formerly:  Chief Executive Officer, Texana          (non-profit)
                                                      Timber LP (sustainable forestry company)

Carl Frischling -- 1937             1990              Partner, law firm of Kramer Levin Naftalis and      Cortland Trust, Inc.
Trustee                                               Frankel LLP                                         (registered
                                                                                                          investment company)

Gerald J. Lewis - 1933              2003              Chairman, Lawsuit Resolution Services (San          General Chemical
Trustee                                               Diego, California)                                  Group, Inc.


Prema Mathai-Davis -- 1950          1998              Formerly: Chief Executive Officer, YWCA of the      None
Trustee                                               USA

Lewis F. Pennock -- 1942            1988              Partner, law firm of Pennock & Cooper               None
Trustee

Ruth H. Quigley -- 1935             2001              Retired                                             None
Trustee

Larry Soll - 1942                   2003              Retired                                             None
Trustee

    NAME, YEAR OF BIRTH AND      TRUSTEE AND/OR                                                           OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST  OFFICER SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           HELD BY TRUSTEE
-------------------------------  -------------        -------------------------------------------           ---------------
OTHER OFFICERS

                                    2004              Senior Vice President, A I M Management Group       N/A
Lisa O. Brinkley(4) -- 1959                           Inc. (financial services holding company);
Senior Vice President and                             Senior Vice President and Chief Compliance
Chief Compliance Officer                              Officer, A I M Advisors, Inc.; Vice President
                                                      and Chief Compliance Officer, A I M Capital
                                                      Management, Inc. and Vice President, A I M
                                                      Distributors, Inc., AIM Investment Services,
                                                      Inc., and Fund Management Company

                                                      Formerly:  Senior Vice President and Compliance
                                                      Director, Delaware Investments Family of Funds;
                                                      and Chief Compliance Officer, A I M
                                                      Distributors, Inc.


Russell C. Burk (5) - 1958          2005              Formerly: Director of Compliance and Assistant      N/A
Senior Vice President                                 General Counsel, ICON Advisers, Inc.; Financial
                                                      Consultant, Merrill Lynch; General Counsel and
                                                      Director of Compliance, ALPS Mutual Funds, Inc.

                                    2003              Director, Senior Vice President, Secretary and      N/A
Kevin M. Carome - 1956 Senior                         General Counsel, A I M Management Group Inc.
Vice President, Chief Legal                           (financial services holding company) and A I M
Officer and Secretary                                 Advisors, Inc.; Director and Vice President,
                                                      INVESCO Distributors, Inc.; Vice President, A I
                                                      M Capital Management, Inc., and AIM Investment
                                                      Services, Inc.; and Director, Vice President and
                                                      General Counsel, Fund Management Company; and
                                                      Senior Vice President, A I M Distributors, Inc.
                                                      Formerly:  Senior Vice President and General
                                                      Counsel, Liberty Financial Companies, Inc.; and
                                                      Senior Vice President and General Counsel,
                                                      Liberty Funds Group, LLC; and Vice President, A
                                                      I M Distributors, Inc.

Robert G. Alley - 1948              2004              Managing Director, Chief Fixed Income Officer       N/A
Vice President                                        and Senior Investment Officer, A I M Capital
                                                      Management, Inc. and Vice President, A I M
                                                      Advisors, Inc.

                                    2002              Managing Director and Director of Money Market      N/A
Stuart W. Coco -- 1955  Vice                          Research and Special Projects, A I M Capital
President                                             Management, Inc.; and Vice President, A I M
                                                      Advisors, Inc.

----------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.

    NAME, YEAR OF BIRTH AND      TRUSTEE AND/OR                                                           OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST  OFFICER SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           HELD BY TRUSTEE
-------------------------------  -------------        -------------------------------------------           ---------------
                                    2004              Vice President and Fund Treasurer, A I M            N/A
Sidney M. Dilgren -- 1961                             Advisors, Inc.
Vice President and Treasurer
                                                      Formerly:  Senior Vice President, AIM Investment
                                                      Services, Inc. and Vice President, A I M
                                                      Distributors, Inc.

                                    2005              Senior Vice President and Chief Investment          N/A
J. Philip Ferguson(6) - 1945                          Officer, A I M Advisors Inc.; Director,
Vice President                                        Chairman, Chief Executive Officer, President and
                                                      Chief Investment Officer, A I M
                                                      Capital Management, Inc; Executive
                                                      Vice President, A I M Management
                                                      Group Inc.

                                                      Formerly:  Senior Vice President, AIM Private
                                                      Asset Management, Inc.; Chief Equity Officer,
                                                      and Senior Investment Officer, A I M Capital
                                                      Management, Inc.; and Managing Partner, Beutel,
                                                      Goodman Capital Management

Karen Dunn Kelley -- 1960           1992              Director of Cash Management, Managing Director      NA
Vice President                                        and Chief Cash Management Officer, A I M Capital
                                                      Management, Inc., Director and President, Fund
                                                      Management Company; and Vice President, A I M
                                                      Advisors, Inc.

----------

(6) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005.

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2004

                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                     SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES OVERSEEN BY
                                    DOLLAR RANGE OF EQUITY SECURITIES             TRUSTEE IN THE AIM FAMILY OF
     NAME OF TRUSTEE                             PER FUND                                     FUNDS(R)
     ---------------                             --------                                     --------
Robert H. Graham            High Yield                       Over $100,000                 Over $100,000
                            Income                           Over $100,000
                            Limited Maturity Treasury        Over $100,000
                            Municipal Bond                   Over $100,000


Mark H. Williamson                                 -0-                                     Over $100,000

Bob R. Baker                                       -0-                                     Over $100,000

Frank S. Bayley             Income                        $10,001 - $50,000                Over $100,000

James T. Bunch              High Yield                         $1 - $10,000                Over $100,000
                            Income                             $1 - $10,000
                            Intermediate Government            $1 - $10,000
                            Money Market                  $10,001 - $50,000
                            Municipal Bond                     $1 - $10,000
                            Real Estate                        $1 - $10,000

Bruce L. Crockett           High Yield                         $1 - $10,000            $50,001 - $100,000(7)


Albert R. Dowden                                   -0-                                    Over $100,000(7)

Edward K. Dunn, Jr.         Money Market                     Over $100,000                Over $100,000(7)

Jack M. Fields                                     -0-                                    Over $100,000(7)

Carl Frischling             High Yield                  $50,001 - $100,000                Over $100,000(7)
                            Real Estate                 $50,001 - $100,000


Gerald J. Lewis             High Yield                         $1 - $10,000                Over $100,000
                            Income                             $1 - $10,000
                            Intermediate Government            $1 - $10,000
                            Money Market                       $1 - $10,000
                            Municipal Bond                     $1 - $10,000

----------

(7) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                     SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES OVERSEEN BY
                                    DOLLAR RANGE OF EQUITY SECURITIES             TRUSTEE IN THE AIM FAMILY OF
     NAME OF TRUSTEE                             PER FUND                                     FUNDS(R)
     ---------------                             --------                                     --------
                            Real Estate                       $1 - $10,000
                            Short Term Bond                   $1 - $10,000
                            Total Return Bond                 $1 - $10,000

                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                     SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES OVERSEEN BY
                                    DOLLAR RANGE OF EQUITY SECURITIES             TRUSTEE IN THE AIM FAMILY OF
     NAME OF TRUSTEE                             PER FUND                                     FUNDS(R)
     ---------------                             --------                                     --------
Prema Mathai-Davis                                 -0-                                   $1 - $10,000(7)

Lewis F. Pennock            High Yield                        $1 - $10,000                 Over $100,000


Ruth H. Quigley                                    -0-                                   $10,001 - $50,000

Larry Soll                  High Yield                         $1 - $10,000               Over $100,000(7)
                            Income                             $1 - $10,000
                            Intermediate Government            $1 - $10,000
                            Money Market                       $1 - $10,000
                            Municipal Bond                     $1 - $10,000
                            Real Estate                        $1 - $10,000

(7) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEES COMPENSATION TABLE

      Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004:

                            AGGREGATE         RETIREMENT
                           COMPENSATION        BENEFITS                              TOTAL
                              FROM             ACCRUED       ESTIMATED ANNUAL     COMPENSATION
                               THE              BY ALL         BENEFITS UPON     FROM ALL AIM
      TRUSTEE              TRUST(1)(2)       AIM FUNDS(3)      RETIREMENT(4)      FUNDS(5)(6)
      -------              -----------       ------------      -------------      -----------
Bob R. Baker(7)              $  9,593          $198,871          $144,786          $189,750
Frank S. Bayley                11,951           175,241           112,500           193,500
James T. Bunch(7)               9,593           143,455           112,500           186,000
Bruce L. Crockett              11,951            75,638           112,500           223,500
Albert R. Dowden               11,951            93,210           112,500           192,500
Edward K. Dunn, Jr             11,951           133,390           112,500           193,500
Jack M. Fields                 11,951            48,070           112,500           186,000
Carl Frischling(8)             11,880            62,040           112,500           185,000
Gerald J. Lewis(7)              9,593           143,455           112,500           186,000
Prema Mathai-Davis             11,951            55,768           112,500           189,750
Lewis F. Pennock               11,951            80,777           112,500           186,000
Ruth H. Quigley                11,951           154,767           112,500           189,750
Louis S. Sklar(9)              11,951           115,160           101,250           186,000
Larry Soll(7)                   9,593           184,356           130,823           186,000

(1) Amounts shown are based on the fiscal year ended July 31, 2004. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended July 31, 2004, including earnings, was $44,349.

(2) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Fund expenses related to market timing matters. "Aggregate Compensation From the Trust" above does not include $3,118 of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the fiscal year ended July 31, 2004.

(3) During the fiscal year ended July 31, 2004, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $37,831.

(4) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustee's retirement and amounts assumes each trustee serves until his or her normal retirement date.

(5) All trustees currently serve as trustees of nineteen registered investment companies advised by AIM.

(6) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Fund expenses related to market timing matters. "Total Compensation From All Funds" above does not include $44,000 of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the calendar year ended December 31, 2004.

(7) Messrs. Baker, Bunch and Lewis and Dr. Soll were elected as Trustees of the Trust on October 21, 2003.

(8) During the fiscal year ended July 31, 2004, the Trust paid $53,351 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

(9)   Mr. Sklar retired effective December 31, 2004.

                                   APPENDIX D

                          PROXY POLICIES AND PROCEDURES

                         (as amended September 16, 2004)


A.    PROXY POLICIES
      Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

      I.   BOARDS OF DIRECTORS

           A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

           There are some actions by directors that should result in votes being withheld. These instances include directors who:

           o Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;
           o Attend less than 75 percent of the board and committee meetings without a valid excuse;
           o Implement or renew a dead-hand or modified dead-hand poison pill;
           o    Sit on the boards of an excessive number of companies;
           o Enacted egregious corporate governance or other policies or failed to replace management as appropriate;
           o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or
           o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

           Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

           o Long-term financial performance of the target company relative to its industry;
           o    Management's track record;
           o    Portfolio manager's assessment;
           o    Qualifications of director nominees (both slates);
           o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and
           o    Background to the proxy contest.

      II.  INDEPENDENT AUDITORS

           A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

           o It is not clear that the auditors will be able to fulfill their function;
           o There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or
           o The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

      III. COMPENSATION PROGRAMS

           Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

           o We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.
           o We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.
           o We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.
           o We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.
           o We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

      IV.  CORPORATE MATTERS

           We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

           o We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.
           o We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

           o We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.
           o We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

      V.   SHAREHOLDER PROPOSALS

           Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

           o We will generally abstain from shareholder social and environmental proposals.
           o We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.
           o We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.
           o We will generally vote for proposals to lower barriers to shareholder action.
           o We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

      VI.  OTHER

           o We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.
           o We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.
           o We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

           AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.    PROXY COMMITTEE PROCEDURES

      The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

      The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

      AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

      In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
      Trustees:

      1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.
      2. AIM will not publicly announce its voting intentions and the reasons therefore.
      3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.
      4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.    BUSINESS/DISASTER RECOVERY

      If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.    RESTRICTIONS AFFECTING VOTING

      If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.    CONFLICTS OF INTEREST

      The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

      In the event that AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.

      To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F.    FUND OF FUNDS

      When an AIM Fund that invests in another AIM Fund(s) has the right to vote on the proxy of the underlying AIM Fund, AIM will seek guidance from the Board of Trustees of the investing AIM Fund on how to vote such proxy.

          The Proxy Voting Policies applicable to AIM Global Real Estate Fund and AIM Real Estate Fund follow:

                                 GENERAL POLICY

INVESCO Institutional (N.A.), Inc. and its wholly-owned subsidiaries, and INVESCO Global Asset Management (N.A.), Inc. (collectively, "INVESCO"), each has responsibility for making investment decisions that are in the best interests of its clients. As part of the investment management services it provides to clients, INVESCO may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.

INVESCO believes that it has a duty to manage clients' assets in the best economic interests of the clients and that the ability to vote proxies is a client asset.

INVESCO reserves the right to amend its proxy policies and procedures from time to time without prior notice to its clients.

                              PROXY VOTING POLICIES


VOTING OF PROXIES

INVESCO will vote client proxies in accordance with the procedures set forth below unless the client for non-ERISA clients retains in writing the right to vote, the named fiduciary (e.g., the plan sponsor) for ERISA clients retains in writing the right to direct the plan trustee or a third party to vote proxies or INVESCO determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith.

BEST ECONOMIC INTERESTS OF CLIENTS

In voting proxies, INVESCO will take into consideration those factors that may affect the value of the security and will vote proxies in a manner in which, in its opinion, is in the best economic interests of clients. INVESCO endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients.

ISS SERVICES

INVESCO has contracted with Institutional Shareholder Services ("ISS"), an independent third party service provider, to vote INVESCO's clients' proxies according to ISS's proxy voting recommendations. In addition, ISS will provide proxy analyses, vote recommendations, vote execution and record-keeping services for clients for which INVESCO has proxy voting responsibility. On an annual basis, INVESCO will review information obtained from ISS to ascertain whether ISS (i) has the capacity and competency to adequately analyze proxy issues, and
(ii) can make such recommendations in an impartial manner and in the best economic interest of INVESCO's clients. This may include a review of ISS' Policies, Procedures and Practices Regarding Potential Conflicts of Interests and obtaining information about the work ISS does for corporate issuers and the payments ISS receives from such issuers.

Custodians forward proxy materials for clients who rely on INVESCO to vote proxies to ISS. ISS is responsible for exercising the voting rights in accordance with the ISS proxy voting guidelines. If INVESCO receives proxy materials in connection with a client's account where the client has, in writing, communicated to INVESCO that the client, plan fiduciary or other third party has reserved the right to vote proxies, INVESCO will forward to the party appointed by client any proxy materials it receives with respect to the account. In order to avoid voting proxies in circumstances where INVESCO, or any of its affiliates have or may have any conflict of interest, real or perceived, INVESCO has engaged ISS to provide the proxy analyses, vote recommendations and voting of proxies.

In the event that (i) ISS recuses itself on a proxy voting matter and makes no recommendation or (ii) INVESCO decides to override the ISS vote recommendation, the Proxy Committee will review the issue and direct ISS how to vote the proxies as described below.

PROXY COMMITTEE

The Proxy Committee shall have seven (7) members, which shall include representatives from portfolio management, operations, and legal/compliance or other functional departments as deemed appropriate who are knowledgeable regarding the proxy process. A majority of the members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote. The chair of the Proxy Committee shall be chosen by the Chief Compliance Officer of INVESCO. The Proxy Committee shall keep minutes of its meetings that shall be kept with the proxy voting records of INVESCO. The Proxy Committee will appoint a Proxy Manager to manage the proxy voting process, which includes the voting of proxies and the maintenance of appropriate records.

Proxy Committee meetings shall be called by the Proxy Manager when override submissions are made and in instances when ISS has recused itself from a vote recommendation. In these situations, the Proxy Committee shall meet and determine how proxies are to be voted in the best interests of clients.

The Proxy Committee periodically reviews new types of corporate governance issues, evaluates proposals not addressed by the ISS proxy voting guidelines in instances when ISS has recused itself, and determines how INVESCO should vote. The Committee monitors adherence to these Procedures, industry trends and reviews the ISS proxy voting guidelines.

ISS RECUSAL

When ISS makes no recommendation on a proxy voting issue or is recused due to a conflict of interest, the Proxy Committee will review the issue and, if INVESCO does not have a conflict of interest, direct ISS how to vote the proxies. In such cases where INVESCO has a conflict of interest, INVESCO, in its sole discretion, shall either (a) vote the proxies pursuant to ISS's general proxy voting guidelines, (b) engage an independent third party to provide a vote recommendation, or (c) contact its client(s) for direction as to how to vote the proxies.

OVERRIDE OF ISS RECOMMENDATION

There may be occasions where the INVESCO investment personnel, senior officers or a member of the Proxy Committee seek to override ISS's recommendations if they believe that ISS's recommendations are not in accordance with the best economic interests of clients. In the event that an individual listed above in this section disagrees with an ISS recommendation on a particular voting issue, the individual shall document in writing the reasons that he/she believes that the ISS recommendation is not in accordance with clients' best economic interests and submit such written documentation to the Proxy Manager for consideration by the Proxy Committee. Upon review of the documentation and consultation with the individual and others as the Proxy Committee deems appropriate, the Proxy Committee may make a determination to override the ISS voting recommendation if the Committee determines that it is in the best economic interests of clients and the Committee has addressed conflict of interest issues as discussed below.

PROXY COMMITTEE MEETINGS

When a Proxy Committee Meeting is called, whether because of an ISS recusal or request for override of an ISS recommendation, the Proxy Committee shall review the report of the Chief Compliance Officer as to whether any INVESCO person has reported a conflict of interest.

The Proxy Committee shall review the information provided to it to determine if a real or perceived conflict of interest exists and the minutes of the Proxy Committee shall:

      (1)  describe any real or perceived conflict of interest,

      (2)  discuss any procedure used to address such conflict of interest,

      (3) report any contacts from outside parties (other than routine communications from proxy solicitors), and

      (4) include confirmation that the recommendation as to how the proxies are to be voted is in the best economic interests of clients and was made without regard to any conflict of interest.

Based on the above review and determinations, the Proxy Committee will direct ISS how to vote the proxies.

CERTAIN PROXY VOTES MAY NOT BE CAST

In some cases, INVESCO may determine that it is not in the best economic interests of clients to vote proxies. For example, proxy voting in certain countries outside the United States requires share blocking. Shareholders who wish to vote their proxies must deposit their shares 7 to 21 days before the date of the meeting with a designated depositary. During the blocked period, shares to be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to the Custodian/Sub-Custodian bank. In addition, voting certain international securities may involve unusual costs to clients. In other cases, it may not be possible to vote certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided. In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities. INVESCO typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply. If INVESCO does not vote, it would have made the determination that the cost of voting exceeds the expected benefit to the client. The Proxy Manager shall record the reason for any proxy not being voted, which record shall be kept with the proxy voting records of INVESCO.

PROXY VOTING RECORDS

Clients may obtain information about how INVESCO voted proxies on their behalf by contacting their client services representative. Alternatively, clients may make a written request for proxy voting information to: Proxy Manager, 1360 Peachtree Street, N.E., Atlanta, Georgia 30309.


                              CONFLICTS OF INTEREST

PROCEDURES TO ADDRESS CONFLICTS OF INTEREST AND IMPROPER INFLUENCE

In order to avoid voting proxies in circumstances where INVESCO or any of its affiliates have or may have any conflict of interest, real or perceived, INVESCO has contracted with ISS to provide proxy analyses, vote recommendations and voting of proxies. Unless noted otherwise by ISS, each vote recommendation provided by ISS to INVESCO includes a representation from ISS that ISS faces no conflict of interest with respect to the vote. In instances where ISS has recused itself and makes no recommendation on a particular matter or if an override submission is requested, the Proxy Committee shall determine how the proxy is to be voted and instruct the Proxy Manager accordingly in which case the conflict of interest provisions discussed below shall apply.

In effecting the policy of voting proxies in the best economic interests of clients, there may be occasions where the voting of such proxies may present a real or perceived conflict of interest between INVESCO, as the investment manager, and clients.

For each director, officer and employee of INVESCO ("INVESCO person"), the interests of INVESCO's clients must come first, ahead of the interest of INVESCO and any person within the INVESCO organization, which includes INVESCO's affiliates.

Accordingly, each INVESCO person must not put "personal benefit," whether tangible or intangible, before the interests of clients of INVESCO or otherwise take advantage of the relationship to INVESCO's clients. "Personal benefit" includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for a client of INVESCO, as appropriate. It is imperative that each of INVESCO's directors, officers and employees avoid any situation that might compromise, or call into question, the exercise of fully independent judgment in the interests of INVESCO's clients.

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may also exist if INVESCO has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. An INVESCO person (excluding members of the Proxy Committee) shall not be considered to have a conflict of interest if the INVESCO person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote. Any individual with actual knowledge of a conflict of interest relating to a particular referral item shall disclose that conflict to the Chief Compliance Officer.

The following are examples of situations where a conflict may exist:

      o Business Relationships - where INVESCO manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;

      o Personal Relationships - where a INVESCO person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships; and

      o Familial Relationships - where an INVESCO person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company).

In the event that INVESCO (or an affiliate) manages assets for a company, its pension plan, or related entity or where any member of the Proxy Committee has a personal conflict of interest, and where clients' funds are invested in that company's shares, the Proxy Committee will not take into consideration this relationship and will vote proxies in that company solely in the best economic interest of its clients.

It is the responsibility of the Proxy Manager and each member of the Proxy Committee to report any real or potential conflict of interest of which such individual has actual knowledge to the Chief Compliance Officer, who shall present any such information to the Proxy Committee. However, once a particular conflict has been reported to the Chief Compliance Officer, this requirement shall be deemed satisfied with respect to all individuals with knowledge of such conflict.

In addition, the Proxy Manager and each member of the Proxy Committee shall certify annually as to their compliance with this policy. In addition, any INVESCO person who submits an ISS override recommendation to the Proxy Committee shall certify as to their compliance with this policy concurrently with the submission of their override recommendation. A form of such certification is attached as Appendix A hereto.

In addition, members of the Proxy Committee must notify INVESCO's Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within INVESCO or by an affiliated company's representatives with regard to how INVESCO should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings to the INVESCO Risk Management Committee. In the event that it is determined that improper influence was made, the Risk Management Committee will determine the appropriate action to take which may include, but is not limited to, (1) notifying the affiliated company's Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best economic interest of clients.

Furthermore, members of the Proxy Committee must advise INVESCO's Chief Compliance Officer and fellow Committee members of any real or perceived conflicts of interest he or she may have with regard to how proxies are to be voted regarding certain companies (e.g., personal security ownership in a company, or personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships). After reviewing such conflict, upon advice from the Chief Compliance Officer, the Committee may require such Committee member to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how INVESCO should vote such proxy.

                           ISS PROXY VOTING GUIDELINES

A copy of ISS's Proxy Voting Guidelines Summary in effect as of the revised date set forth on the title page of this Proxy Voting Policy is attached hereto as Appendix B.

                                   APPENDIX A

                        ACKNOWLEDGEMENT AND CERTIFICATION


         I acknowledge that I have read the INVESCO Proxy Voting Policy (a copy of which has been supplied to me, which I will retain for future reference) and agree to comply in all respects with the terms and provisions thereof. I have disclosed or reported all real or potential conflicts of interest to the INVESCO Compliance Officer and will continue to do so as matters arise. I have complied with all provisions of this Policy.


                                             Print Name


         Date                                Signature

                                   APPENDIX B

                    ISS 2005 PROXY VOTING GUIDELINES SUMMARY

The following is a condensed version of all proxy voting recommendations contained in the ISS Proxy Voting Manual.

1.       Operational Items
ADJOURN MEETING

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.
Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction for which ISS has recommended a FOR vote. Vote AGAINST proposals if the wording is too vague or if the proposal includes "other business."

AMEND QUORUM REQUIREMENTS

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

AMEND MINOR BYLAWS

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

CHANGE COMPANY NAME

Vote FOR proposals to change the corporate name.

CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING

Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

RATIFYING AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

      o An auditor has a financial interest in or association with the company, and is therefore not independent

      o    Fees for non-audit services are excessive, or

      o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account the tenure of the audit firm, the length of rotation specified in the proposal, any significant audit-related issues at the company, the number of Audit Committee meetings held each year, the number of financial experts serving on the committee, and whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

TRANSACT OTHER BUSINESS

Vote AGAINST proposals to approve other business when it appears as voting item. Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

      o Attend less than 75 percent of the board and committee meetings without a valid excuse

      o    Implement or renew a dead-hand or modified dead-hand poison pill

      o Adopt a poison pill without shareholder approval since the company's last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption

      o Ignore a shareholder proposal that is approved by a majority of the shares outstanding

      o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

      o Failed to act on takeover offers where the majority of the shareholders tendered their shares

      o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

      o Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

      o Are audit committee members and the non -audit fees paid to the auditor are excessive. In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

      o Are inside directors or affiliated outside directors and the full board is less than majority independent

      o Sit on more than six public company boards or on more than two public boards in addition to their own if they are CEOs of public companies.

      o Are on the compensation committee when there is a negative correlation between chief executive pay and company performance

      o Have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election

AGE LIMITS

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

BOARD SIZE

Vote FOR proposals seeking to fix the board size or designate a range for the board size.
Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis based on the extent that shareholders have access to the board through their own nominations.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.
Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

      o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

      o    Only if the director's legal expenses would be covered.

ESTABLISH/AMEND NOMINEE QUALIFICATIONS

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
Vote AGAINST shareholder proposals requiring two candidates per board seat.

FILLING VACANCIES/REMOVAL OF DIRECTORS

Vote AGAINST proposals that provide that directors may be removed only for cause.
Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Generally vote FOR shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

      o Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director)

      o    Two-thirds independent board

      o    All-independent key committees

      o    Established governance guidelines

Additionally, the company should not have under-performed its peers.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

OPEN ACCESS

Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent's rationale for targeting the company in terms of board and director conduct.

STOCK OWNERSHIP REQUIREMENTS

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
Vote CASE-BY-CASE shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.

TERM LIMITS

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

    2.     Proxy Contests

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

      o Long-term financial performance of the target company relative to its industry; management's track record

      o    Background to the proxy contest

      o    Qualifications of director nominees (both slates)

      o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions

REIMBURSING PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.

    3.     Anti-takeover Defenses and Voting Related Issues

ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER PROPOSALS/NOMINATIONS

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws. Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

POISON PILLS

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.
Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

4.       Mergers and Corporate Restructurings
APPRAISAL RIGHTS

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

      o    Purchase price
      o    Fairness opinion
      o    Financial and strategic benefits
      o    How the deal was negotiated
      o    Conflicts of interest
      o    Other alternatives for the business
      o    Non-completion risk

ASSET SALES

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

      o    Impact on the balance sheet/working capital
      o    Potential elimination of diseconomies
      o    Anticipated financial and operating benefits
      o    Anticipated use of funds
      o    Value received for the asset
      o    Fairness opinion
      o    How the deal was negotiated
      o    Conflicts of interest.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.
In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items.
In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest. Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANKRUPTCY PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

      o    Dilution to existing shareholders' position
      o    Terms of the offer
      o    Financial issues
      o    Management's efforts to pursue other alternatives

      o    Control issues
      o    Conflicts of interest

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

FORMATION OF HOLDING COMPANY

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

      o    The reasons for the change
      o    Any financial or tax benefits
      o    Regulatory benefits
      o    Increases in capital structure
      o    Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

      o Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS
      o    Capital Structure model
      o    Adverse changes in shareholder rights

GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk.

JOINT VENTURES

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and non-completion risk.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.
Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

MERGERS AND ACQUISITIONS/ ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

      o Prospects of the combined company, anticipated financial and operating benefits
      o    Offer price
      o    Fairness opinion
      o    How the deal was negotiated
      o    Changes in corporate governance

      o    Change in the capital structure
      o    Conflicts of interest

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES

Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest. Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

SPIN-OFFS

Votes on spin-offs should be considered on a CASE-BY-CASE basis depending on:

      o    Tax and regulatory advantages
      o    Planned use of the sale proceeds
      o    Valuation of spin-off
      o    Fairness opinion
      o    Benefits to the parent company
      o    Conflicts of interest
      o    Managerial incentives
      o    Corporate governance changes
      o    Changes in the capital structure

VALUE MAXIMIZATION PROPOSALS

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

5.       State of Incorporation

CONTROL SHARE ACQUISITION PROVISIONS

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
Vote FOR proposals to restore voting rights to the control shares.

CONTROL SHARE CASH-OUT PROVISIONS

Vote FOR proposals to opt out of control share cash-out statutes.

DISGORGEMENT PROVISIONS

Vote FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZE-OUT PROVISIONS

Vote FOR proposals to opt out of state freeze-out provisions.

GREENMAIL

Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

STAKEHOLDER PROVISIONS

Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

STATE ANTI-TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

6.       Capital Structure

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Vote FOR management proposals to reduce the par value of common stock.

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

      o It is intended for financing purposes with minimal or no dilution to current shareholders

      o It is not designed to preserve the voting power of an insider or significant shareholder

ISSUE STOCK FOR USE WITH RIGHTS PLAN

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense).
Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

RECAPITALIZATION

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

REVERSE STOCK SPLITS

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
Vote FOR management proposals to implement a reverse stock split to avoid delisting.
Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spin-off.

7.       Executive and Director Compensation

Votes with respect to equity-based compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.
Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to plan participants, adjusted for:

   o Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

   o  Cash compensation, and

   o  Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization.

Vote AGAINST plans that expressly permit the re-pricing of underwater stock options without shareholder approval.
Generally vote AGAINST plans in which (I) there is a disconnect between the CEO's pay and company performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based and (2) the CEO is the participant of the equity proposal. A decrease in performance is based on negative one- and three-year total shareholder returns. An increase in pay is based on the CEO's total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation) increasing over the previous year. Also may WITHHOLD votes from the Compensation Committee members.
Generally vote AGAINST plans if the company's most recent three-year burn rate exceeds one standard deviation in excess of the industry mean and is over two percent of common shares outstanding. See Table 1 for details.

TABLE 1: PROXY SEASON 2005 BURN RATE THRESHOLDS

                                                  RUSSELL 3000                            NON-RUSSELL 3000
--------------------------------------------------------------------------------------    ----------------------------------------
                                                            Standard     Mean + Std                  Standard         Mean + Std
    GICS                  GICS Dsec               Mean      Deviation       Dev           Mean       Deviation           Dev

1010              Energy                          1.60%       1.02%        2.61%          2.59%        2.19%            4.78%
1510              Materials                       1.55%       .81%         2.36%          2.54%        1.92%            4.46%
2010              Capital Goods                   1.86%       1.19%        3.05%          3.23%        2.93%            6.17%
2020              Commercial Services & Supplies  287%        1.53%        4.40%          4.39%        3.68%            8.07%
2030              Transportation                  2.10%       1.50%        3.60%          2.44%        2.22%            4.66%
2510              Automobiles & Components        2.10%       1.37%        3.48%          2.90%        2.28%            5.18%
2520              Consumer Durables & Apparel     2.40%       1.51%        3.90%          3.42%        2.79%            6.21%
2530              Hotels Restaurants & Leisure    2.39%       1.08%        3.48%          3.30%        2.87%            6.17%
2540              Media                           2.34%       1.50%        3.84%          4.12%        2.89%            7.01%
2550              Retailing                       2.89%       1.95%        4.84%          4.26%        3.50%            7.75%
3010 to 3030      Food & Staples Retailing        1.98%       1.50%        3.48%          3.37%        3.32%            6.68%
3510              Health Care Equipment &
                  Services                        3.24%       1.96%        5.20%          4.55%        3.24%            7.79%
3520              Pharmaceuticals &
                  Biotechnology                   3.60%       1.72%        5.32%          5.77%        4.15%            9.92%
4010              Banks                           1.44%       1.17%        2.61%          1.65%        1.60%            3.25%
4020              Diversified Financials          3.12%       2.54%        5.66%          5.03%        3.35%            8.55%
4030              Insurance                       1.45%       .88%         2.32%          2.47%        1.77%            4.24%
4040              Real Estate                     1.01%       .89%         1.90%          1.51%        1.50%            3.01%
4510              Software & Services             5.44%       3.05%        8.49%          8.08%        6.01%            14.10%
4520              Technology Hardware &
                  Equipment                       4.00%       2.69%        6.68%          5.87%        4.25%            10.12%
4530              Semiconductors &
                  Semiconductor Equipment         5.12%       2.86%        7.97%          6.79%        3.95%            10.74%
5010              Telecommunications Services     2.56%       2.39%        4.95%          4.66%        3.90%            8.56%
5510              Utilities                       .90%        .65%         1.55%          3.74%        4.63%            8.38%

A company with high three-year average burn rates may avoid triggering the burn rate policy by committing to the industry average over the next years.

However, the above general voting guidelines for pay for performance may change if the compensation committee members can demonstrate that they have improved committee performance based on additional public filing such as a DEFA 14A or 8K. The additional filing needs to present strong and compelling evidence of improved performance with new information that has not been disclosed in the original proxy statement. The reiteration of the compensation committee report will not be sufficient evidence of improved committee performance.

Evidence of improved compensation committee performance includes all of the following:

The compensation committee has reviewed all components of the CEO's compensation, including the following:

   o  Base salary, bonus, long-term incentives

   o Accumulative realized and unrealized stock option and restricted stock gains

   o Dollar value of perquisites and other personal benefits to the CEO and the cost to the company

   o Earnings and accumulated payment obligations under the company's nonqualified deferred compensation program

   o Actual projected payment obligations under the company's supplemental executive retirement plan (SERPs)

A tally sheet setting forth all the above components was prepared and reviewed affixing dollar amounts under the various payout scenarios.

A tally sheet with all the above components should be disclosed for the following termination scenarios:

   o  Payment if termination occurs within 12 months: $_____

   o  Payment if "not for cause" termination occurs within 12 months: $______

   o  Payment if "change of control" termination occurs within 12 months: $_____

The compensation committee is committed to provide additional information on the named executives' annual cash bonus program and/or long-term incentive cash plan for the current fiscal year. The compensation committee will provide full disclosure of the qualitative and quantitative performance criteria and hurdle rates used to determine the payouts of the cash program. From this disclosure, shareholders will know the minimum level of performance required for any cash bonus to be delivered as well as the maximum cash bonus payable for superior performance.

The repetition of the compensation committee report does not meet ISS' requirement of compelling and strong evidence of improved disclosure. The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the annual cash bonus and/or long-term incentive cash plan based on the additional disclosure.

(1)The compensation committee is committed to grant a substantial portion of performance-based equity awards to the named executive officers. A substantial portion of performance-based awards would be at least 50 percent of the shares awarded to each of the named executive officers. Performance-based equity awards are earned or paid out based on the achievement of company performance targets. The company will disclose the details of the performance criteria (e.g., return on equity) and the hurdle rates (e.g., 15 percent) associated with the performance targets. From this disclosure, shareholders will know the minimum level of performance required for any equity grants to be made. The performance-based equity awards do not refer to non-qualified stock options' or performance-accelerated grants2. Instead, performance-based equity awards are performance-contingent grants where the individual will not receive the equity grant by not meeting the target performance and vice versa.

The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the performance-based equity awards based on the additional disclosure.

(2)The compensation committee has the sole authority to hire and fire outside compensation consultants. The role of the outside compensation consultant is to assist the compensation committee to analyze executive pay packages or contracts and understand the company's financial measures.
Based on the additional disclosure of improved performance of the compensation committee, ISS will generally vote FOR the compensation committee members up for annual election and vote FOR the employee-based stock plan if there is one on the ballot. However, ISS is not likely to vote

----------

   (1) Non-qualified stock options are not performance-based awards unless the grant or the vesting of the stock options is tied to the achievement of a pre-determined and disclosed performance measure. A rising stock market will generally increase share prices of all companies, despite of the company's underlying performance.

   (2) Performance-accelerated grants are awards that vest earlier based on the achievement of a specified measure. However, these grants will ultimately vest over time even without the attainment of the goal(s).


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
FOR the compensation committee members and/or the employee-based stock plan if ISS believes the company has not provided compelling and sufficient evidence of transparent additional disclosure of executive compensation based on the above requirements.

DIRECTOR COMPENSATION

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

On occasion, director stock plans that set aside a relatively small of shares when combined with employee or executive stock compensation plans exceed the allowable cap. In such cases, starting proxy season 2005, ISS will supplement the analytical approach with a qualitative review of board compensation for companies, taking into consideration:

   o  Director stock ownership guidelines
      -  A minimum of three times the annual cash retainer.

   o  Vesting schedule or mandatory holding/deferral period
      - A minimum vesting of three years for stock options or restricted stock, or
      -  Deferred stock payable at the end of a three-year deferral period.

   o  Mix between cash and equity
      - A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity.
      - If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

   o  Retirement/Benefit and Perquisites programs
      - No retirement/benefits and perquisites provided to non-employee directors.

   o  Quality of disclosure
      - Provide detailed disclosure on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

For ISS to recommend a vote FOR director equity plans based on the above qualitative features, a company needs to demonstrate that it meets all the above qualitative features in its proxy statement.

STOCK PLANS IN LIEU OF CASH

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.
Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.
Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered in the quantitative model. However, the cost would be lower than full-value awards since part of the deferral compensation is in-lieu-of cash compensation.


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
DIRECTOR RETIREMENT PLANS

Vote AGAINST retirement plans for non-employee directors.
Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO RE-PRICE OPTIONS

Votes on management proposals seeking approval to re-price options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

   o  Historic trading patterns
   o  Rationale for the re-pricing
   o  Value-for-value exchange
   o  Treatment of surrendered options
   o  Option vesting
   o  Term of the option
   o  Exercise price
   o  Participation

QUALIFIED EMPLOYEE STOCK PURCHASE PLANS

Votes on qualified employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:

   o  Purchase price is at least 85 percent of fair market value

   o  Offering period is 27 months or less, and

   o The number of shares allocated to the plan is ten percent or less of the outstanding shares

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

   o  Purchase price is less than 85 percent of fair market value, or

   o  Offering period is greater than 27 months, or

   o The number of shares allocated to the plan is more than ten percent of the outstanding shares

NONQUALIFIED EMPLOYEE STOCK PURCHASE PLANS

Votes on nonqualified employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR nonqualified employee stock purchase plans with all the following features:

   o Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company)

   o Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary

   o Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value


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
   o No discount on the stock price on the date of purchase since there is a company matching contribution

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria.
INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).
Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) EMPLOYEE BENEFIT PLANS

Vote FOR proposals to implement a 40 1(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
Vote AGAINST shareholder proposals requiring director fees be paid in stock only.
Vote FOR shareholder proposals to put option re-pricings to a shareholder vote. Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

OPTION EXPENSING

Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date

PERFORMANCE-BASED AWARDS

Generally vote FOR shareholder proposals advocating the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless:

   o The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options)

   o The company demonstrates that it is using a substantial portion of performance-based awards for its top executives

GOLDEN PARACHUTES AND EXECUTIVE SEVERANCE AGREEMENTS

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:

   o  The triggering mechanism should be beyond the control of management

   o The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs

   o Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. ISS defines change in control as a change in the company ownership structure

PENSION PLAN INCOME ACCOUNTING

Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

SUPPLEMENTAL EXECUTIVE RETIREMENT PLANS (SERP5)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

8.       Social and Environmental Issues


                        CONSUMER ISSUES AND PUBLIC SAFETY

ANIMAL RIGHTS

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

   o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

   o The availability and feasibility of alternatives to animal testing to ensure product safety, and

   o  The degree that competitors are using animal-free testing


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
Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:

   o The company has already published a set of animal welfare standards and monitors compliance

   o The company's standards are comparable to or better than those of peer firms, and

   o There are no serious controversies surrounding the company's treatment of animals

DRUG PRICING

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

   o  Whether the proposal focuses on a specific drug and region

   o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in

   o  terms of reduced profits, lower R&D spending, and harm to competitiveness

   o The extent that reduced prices can be offset through the company's marketing budget without affecting

   o  R&D spending

   o  Whether the company already limits price increases of its products

   o Whether the company already contributes life -saving pharmaceuticals to the needy and Third World countries

   o  The extent that peer companies implement price restraints

GENETICALLY MODIFIED FOODS

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.
Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

   o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

   o The quality of the company's disclosure on GE product labeling and related voluntary initiatives and how this disclosure compares with peer company disclosure

   o Company's current disclosure on the feasibility of GE product labeling, including information on the related costs

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
   o  Any voluntary labeling initiatives undertaken or considered by the company

   o Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds

   o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

   o The quality of the company's disclosure on risks related to GE product use and how this disclosure compares with peer company disclosure

   o The percentage of revenue derived from international operations, particularly in Europe, where GE products are more regulated and consumer backlash is more pronounced

Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community. Vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company's products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.

HANDGUNS

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

HIV/AIDS

Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HI V/AIDS, malaria and tuberculosis) on the company's Sub-Saharan operations and how the company is responding to it, taking into account:

   o The nature and size of the company's operations in Sub-Saharan Africa and the number of local employees

   o The company's existing healthcare policies, including benefits and healthcare access for local workers

   o  Company donations to healthcare providers operating in the region

Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to the HIV/AIDS, TB, and Malaria health pandemic in Africa and other developing countries, unless the company has significant operations in these markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.

PREDATORY LENDING

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

   o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

   o Whether the company has adequately disclosed the financial risks of its sub-prime business

   o Whether the company has been subject to violations of lending laws or serious lending controversies

   o  Peer companies' policies to prevent abusive lending practices

TOBACCO

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

   o  Whether the company complies with all local ordinances and regulations

   o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness

   o  The risk of any health-related liabilities.

Advertising to youth:

   o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

   o  Whether the company has gone as far as peers in restricting advertising

   o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

   o  Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:

   o  The percentage of the company's business affected

   o The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spin-off tobacco-related businesses:

   o  The percentage of the company's business affected

   o  The feasibility of a spin-off

   o  Potential future liabilities related to the company's tobacco business

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
Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.


                             ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

   o New legislation is adopted allowing development and drilling in the ANWR region;

   o  The company intends to pursue operations in the ANWR; and

The company does not currently disclose an environmental risk report for their operations in the ANWR.

CERES PRINCIPLES

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

   o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

   o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

   o Environmentally conscious practices of peer companies, including endorsement of CERES

   o  Costs of membership and implementation.

ENVIRONMENTAL-ECONOMIC RISK REPORT

Vote CASE by CASE on proposals requesting an economic risk assessment of environmental performance considering:

   o  The feasibility of financially quantifying environmental risk factors,

   o The company's compliance with applicable legislation and/or regulations regarding environmental performance,

   o  The costs associated with implementing improved standards,

   o The potential costs associated with remediation resulting from poor environmental performance, and

   o  The current level of disclosure on environmental policies and initiatives.

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
ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company's line of business.

Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

RECYCLING

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

   o  The nature of the company's business and the percentage affected

   o  The extent that peer companies are recycling

   o  The timetable prescribed by the proposal

   o  The costs and methods of implementation

   o Whether the company has a poor environmental track record, such as violations of federal and state regulations

RENEWABLE ENERGY

In general, vote FOR requests for reports on the feasibility of developing renewable energy sources unless the report is duplicative of existing disclosure or irrelevant to the company's line of business.

Generally vote AGAINST proposals requesting that the company invest in renewable energy sources. Such decisions are best left to management's evaluation of the feasibility and financial impact that such programs may have on the company.

SUSTAINABILITY REPORT

Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:

   o The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; comprehensive Code of Corporate Conduct; and/or Diversity Report; or

   o The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.


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
                            GENERAL CORPORATE ISSUES

OUTSOURCING/OFFSHORING

Vote Case by Case on proposals calling for companies to report on the risks associated with outsourcing, considering:

   o  Risks associated with certain international markets

   o  The utility of such a report to shareholders

   o The existence of a publicly available code of corporate conduct that applies to international operations

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

   o  The relevance of the issue to be linked to pay

   o The degree that social performance is already included in the company's pay structure and disclosed

   o The degree that social performance is used by peer companies in setting pay

   o Violations or complaints filed against the company relating to the particular social performance measure

   o Artificial limits sought by the proposal, such as freezing or capping executive pay

   o  Independence of the compensation committee

   o  Current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

   o The company is in compliance with laws governing corporate political activities, and

   o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.


                        LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES

Vote AGAINST proposals to implement the China Principles unless:

   o There are serious controversies surrounding the company's China operations, and

   o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

   o  The nature and amount of company business in that country

   o  The company's workplace code of conduct

   o  Proprietary and confidential information involved

   o  Company compliance with U.S. regulations on investing in the country

   o  Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

   o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

   o  Agreements with foreign suppliers to meet certain workplace standards

   o  Whether company and vendor facilities are monitored and how

   o  Company participation in fair labor organizations

   o  Type of business

   o  Proportion of business conducted overseas

   o  Countries of operation with known human rights abuses

   o Whether the company has been recently involved in significant labor and human rights controversies or violations

   o  Peer company standards and practices

   o  Union presence in company's international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

   o The company does not operate in countries with significant human rights violations

   o  The company has no recent human rights controversies or violations, or

   o The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

   o  Company compliance with or violations of the Fair Employment Act of 1989

   o Company antidiscrimination policies that already exceed the legal requirements

   o  The cost and feasibility of adopting all nine principles

The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

   o  The potential for charges of reverse discrimination

   o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

   o  The level of the company's investment in Northern Ireland

   o  The number of company employees in Northern Ireland

   o  The degree that industry peers have adopted the MacBride Principles

   o Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.


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
                                MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES AND CLUSTER BOMBS

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

   o  Whether the company has in the past manufactured landmine components

   o  Whether the company's peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

   o  What weapons classifications the proponent views as cluster bombs

   o Whether the company currently or in the past has manufactured cluster bombs or their components

   o  The percentage of revenue derived from cluster bomb manufacture

   o  Whether the company's peers have renounced future production

NUCLEAR WEAPONS

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

OPERATIONS IN NATIONS SPONSORING TERRORISM (IRAN)

Vote CASE-BY-CASE on requests for a board committee review and report outlining the company's financial and reputational risks from its operations in Iran, taking into account current disclosure on:

   o The nature and purpose of the Iranian operations and the amount of business involved (direct and indirect revenues and expenses) that could be affected by political disruption

   o  Compliance with U.S. sanctions and laws

SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

   o  The information is already publicly available or

      The disclosures sought could compromise proprietary information.


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
                               WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote FOR reports on the company's efforts to diversify the board, unless:

   o The board composition is reasonably inclusive in relation to companies of similar size and business or

   o The board already reports on its nominating procedures and diversity initiatives.

Generally vote AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or nondiscrimination policies.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

   o  The degree of board diversity

   o  Comparison with peer companies

   o  Established process for improving board diversity

   o  Existence of independent nominating committee

   o  Use of outside search firm

   o  History of EEO violations

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

   o  The company has well-documented equal opportunity programs

   o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

   o  The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

   o  The composition of senior management and the board is fairly inclusive

   o The company has well-documented programs addressing diversity initiatives and leadership development

   o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

   o The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION

Vote FOR proposals seeking to amend a company's EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company.
Vote AGAINST proposals to ext end company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.

10.       Mutual Fund Proxies

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:

   o attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable.

   o In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

   o ignore a shareholder proposal that is approved by a majority of shares outstanding;

   o ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years;

   o  are interested directors and sit on the audit or nominating committee; or

   o  are interested directors and the full board serves as the audit or

   o  nominating committee or the company does not have one of these committees.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

PROXY CONTESTS

Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

   o  Past performance relative to its peers

   o  Market in which fund invests

   o  Measures taken by the board to address the issues

   o  Past shareholder activism, board activity, and votes on related proposals

   o  Strategy of the incumbents versus the dissidents

   o  Independence of directors

   o  Experience and skills of director candidates

   o  Governance profile of the company

   o  Evidence of management entrenchment

INVESTMENT ADVISORY AGREEMENTS

Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

   o  Proposed and current fee schedules

   o  Fund category/investment objective

   o  Performance benchmarks

   o  Share price performance as compared with peers

   o  Resulting fees relative to peers

   o  Assignments (where the advisor undergoes a change of control)

APPROVING NEW CLASSES OR SERIES OF SHARES

Vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors: stated specific financing purpose, possible dilution for common shares, and whether the shares can be used for anti-takeover purposes

1940 ACT POLICIES

Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:

   o potential competitiveness; regulatory developments; current and potential returns; and current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with t he current SEC interpretation.

CHANGING A FUNDAMENTAL RESTRICTION TO A NON-FUNDAMENTAL RESTRICTION

Proposals to change a fundamental restriction to a non-fundamental restriction should be evaluated on a CASE- BY-CASE basis, considering the following factors: the fund's target investments, the reasons given by the fund for the change, and the projected impact of the change on the portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NON-FUNDAMENTAL

Vote AGAINST proposals to change a fund's fundamental investment objective to non-fundamental.

NAME CHANGE PROPOSALS

Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors: political/economic changes in the target market, consolidation in the target market, and current asset composition

CHANGE IN FUND'S SUB-CLASSIFICATION

Votes on changes in a fund's sub-classification should be determined on a CASE-BY-CASE basis, considering the following factors: potential competitiveness, current and potential returns, risk of concentration, and consolidation in target industry

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: strategies employed to salvage the company; the fund's past performance; and terms of the liquidation.

CHANGES TO THE CHARTER DOCUMENT

Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:

   o  The degree of change implied by the proposal

   o  The efficiencies that could result

   o  The state of incorporation

   o  Regulatory standards and implications

Vote AGAINST any of the following changes:

   o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

   o Removal of shareholder approval requirement for amendments to the new declaration of trust

   o Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act

   o Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares

   o Removal of shareholder approval requirement to engage in and terminate sub-advisory arrangements

Removal of shareholder approval requirement to change the domicile of the fund

CHANGING THE DOMICILE OF A FUND

Vote re-incorporations on a CASE-BY-CASE basis, considering the following factors:

   o regulations of both states; required fundamental policies of both states; and the increased flexibility available.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL

Vote AGAINST proposals authorizing the board to hire/terminate sub-advisors without shareholder approval.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

   o fees charged to comparably sized funds with similar objectives, the proposed distributor's reputation and past performance, the competitiveness of the fund in the industry, and terms of the agreement.

MASTER-FEEDER STRUCTURE

Vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

   o resulting fee structure, performance of both funds, continuity of management personnel, and changes in corporate governance and their impact on shareholder rights.

SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

SHAREHOLDER PROPOSALS TO REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

SHAREHOLDER PROPOSALS TO TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors: performance of the fund's NAV, the fund's history of shareholder relations, and the performance of other funds under the advisor's management.

   o performance of the fund's NAV, the fund's history of shareholder relations, and the performance of other funds under the advisor's management.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

            To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

            A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

            All information listed below is as of April 8, 2005.

AIM GLOBAL REAL ESTATE FUND

            AIM provided the initial capitalization of the Fund and, accordingly, as of the date of this Statement of Additional Information, owned more than 25% of the issued and outstanding shares of the Fund and therefore could be deemed to "control" the Fund as that term is defined in the 1940 Act. It is anticipated that after the commencement of the public offering of the Fund's shares, AIM will cease to control the Fund for the purposes of the 1940 Act.

AIM HIGH YIELD FUND

---------------------------------------------------------------------------------------------------------------------------------
                                       CLASS A             CLASS B             CLASS C          INVESTOR CLASS      INSTITUTIONAL
                                        SHARES              SHARES              SHARES              SHARES           CLASS SHARES
                                      -------------------------------------------------------------------------------------------
                                      PERCENTAGE          PERCENTAGE          PERCENTAGE          PERCENTAGE          PERCENTAGE
NAME AND ADDRESS OF                    OWNED OF            OWNED OF            OWNED OF            OWNED OF            OWNED OF
PRINCIPAL HOLDER                        RECORD              RECORD              RECORD              RECORD              RECORD
---------------------------------------------------------------------------------------------------------------------------------
AIM Aggressive Asset Allocation
Fund
Omnibus Account
C/O A I M Advisors, Inc.
11 E. Greenway Plaza, Ste 100
Houston, TX  77046-1113                   --                  --                  --                  --                21.00%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                       CLASS A             CLASS B             CLASS C          INVESTOR CLASS      INSTITUTIONAL
                                        SHARES              SHARES              SHARES              SHARES           CLASS SHARES
                                      -------------------------------------------------------------------------------------------
                                      PERCENTAGE          PERCENTAGE          PERCENTAGE          PERCENTAGE          PERCENTAGE
NAME AND ADDRESS OF                    OWNED OF            OWNED OF            OWNED OF            OWNED OF            OWNED OF
PRINCIPAL HOLDER                        RECORD              RECORD              RECORD              RECORD              RECORD
---------------------------------------------------------------------------------------------------------------------------------
AIM Moderate Asset Allocation
Fund
Omnibus Account
C/O A I M Advisors, Inc.
11 E. Greenway Plaza, Ste 100             --                  --                  --                  --                78.96%
Houston, TX  77046-1113
---------------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.
Special Custody FBO Customers
(SIM)                                     --                  --                  --                30.53%                --
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets House
Acct.
Attn:  Cindy Tempesta, 7th Floor          --                6.39%               5.37%                 --                  --
333 West 34th St.
New York, NY  10001-2402
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor        --                7.14%               6.46%                 --                  --
Jacksonville, FL  32246
---------------------------------------------------------------------------------------------------------------------------------

AIM INCOME FUND

---------------------------------------------------------------------------------------------------------------------
                                                                                                           INVESTOR
                                          CLASS A          CLASS B         CLASS C         CLASS R          CLASS
                                           SHARES          SHARES           SHARES          SHARES          SHARES
                                         ----------------------------------------------------------------------------
                                         PERCENTAGE      PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                       OWNED OF        OWNED OF         OWNED OF        OWNED OF        OWNED OF
PRINCIPAL HOLDER                           RECORD          RECORD           RECORD          RECORD          RECORD
---------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.
Special Custody FBO Customers
(SIM)
Attn:  Mutual Funds
101 Montgomery St.                           --               --              --              --            14.91%
San Francisco, CA  94104-4122
---------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets House
Attn:  Cindy Tempesta 7th A
333 West 34th Street                       5.47%              --              --              --              --
New York, NY   10001-2402
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                                           INVESTOR
                                          CLASS A          CLASS B         CLASS C         CLASS R          CLASS
                                           SHARES          SHARES           SHARES          SHARES          SHARES
                                         ----------------------------------------------------------------------------
                                         PERCENTAGE      PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                       OWNED OF        OWNED OF         OWNED OF        OWNED OF        OWNED OF
PRINCIPAL HOLDER                           RECORD          RECORD           RECORD          RECORD          RECORD
---------------------------------------------------------------------------------------------------------------------
D & L Manufacturing Inc. 401K
PSP
Lee Eslicker TTEE                            --               --              --            5.04%             --
Omnibus Account
P. O. Box 52427
Tulsa, OK  74152-0427
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                                    --             5.16%           7.44%             --              --
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246
---------------------------------------------------------------------------------------------------------------------
Nat'l Financial Services Corp.
The Exclusive Benefit of Cust.
One World Financial Center                   --               --              --              --            6.17%
200 Liberty Street 5th Floor
Attn:  Kate Recon
New York, NY  10281-5503
---------------------------------------------------------------------------------------------------------------------
NFSC FBO
Anne E. Howanski TTEE
Ridley Township Police PEN FUN               --               --              --            17.69%            --
100 East Macdale Blvd
Folsom, PA  19033-2511
---------------------------------------------------------------------------------------------------------------------
Union Bank of Calif. TR
Select Benefit Omnibus 12 B-1
Fees
UBCC-Mutual Funds
P. O. Box 85484                              --               --              --              --            5.77%
San Diego, CA  92186-5484
---------------------------------------------------------------------------------------------------------------------

AIM INTERMEDIATE GOVERNMENT FUND

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                    INVESTOR      INSTITUTIONAL
                                   CLASS A          CLASS B         CLASS C         CLASS R          CLASS            CLASS
                                    SHARES          SHARES           SHARES          SHARES          SHARES          SHARES*
                                  ---------------------------------------------------------------------------------------------
                                  PERCENTAGE      PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                OWNED OF        OWNED OF         OWNED OF        OWNED OF        OWNED OF        OWNED OF
PRINCIPAL HOLDER                    RECORD          RECORD           RECORD          RECORD          RECORD          RECORD
-------------------------------------------------------------------------------------------------------------------------------
Cecille Stell Pulitzer
7/19/91
Cecille Stell Pulitzer TTE
U/I
Revoc Trust
c/o St. Louis Post-Dispatch           --               --              --              --            9.66%             N/A
900 N. Tucker Blvd
St. Louis, MO  63101-1069
-------------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co. Inc.
Special Custody FBO
Customers
(SIM)                                 --               --              --              --            10.25%            N/A
ATTN:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-
4122
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner
& Smith
FBO The Sole Benefit of
Customers
Attn:  Fund Administration
4800 Deer Lake Dr. East,
2nd Floor                           16.34%           9.32%           18.51%          13.21%            --              N/A
Jacksonville, FL  32246-
6484
-------------------------------------------------------------------------------------------------------------------------------

* Institutional Class shares have not commenced operations as of the date of this Statement of Additional Information.

AIM LIMITED MATURITY TREASURY FUND

--------------------------------------------------------------------------------------------------------------------
                                                     CLASS A                 CLASS A3            INSTITUTIONAL CLASS
                                                      SHARES                  SHARES                   SHARES
                                                    ----------------------------------------------------------------
                                                    PERCENTAGE              PERCENTAGE               PERCENTAGE
NAME AND ADDRESS OF                                  OWNED OF                OWNED OF                 OWNED OF
PRINCIPAL HOLDER                                      RECORD                  RECORD                   RECORD
--------------------------------------------------------------------------------------------------------------------
AIM Conservative Asset Allocation Fund
Omnibus Account
C/O A I M Advisors, Inc.
11 E. Greenway Plaza, Suite 100                         --                      --                     74.58%
Houston, TX  77046-1113
--------------------------------------------------------------------------------------------------------------------
ESOR & Co.
Attn:  Trust Operations - Lynn Knight                   --                      --                      5.59%
P.O. Box 19006
Green Bay, WI 54307-9006
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                     CLASS A                 CLASS A3            INSTITUTIONAL CLASS
                                                      SHARES                  SHARES                   SHARES
                                                    ----------------------------------------------------------------
                                                    PERCENTAGE              PERCENTAGE               PERCENTAGE
NAME AND ADDRESS OF                                  OWNED OF                OWNED OF                 OWNED OF
PRINCIPAL HOLDER                                      RECORD                  RECORD                   RECORD
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                            7.86%                     --                        --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246
--------------------------------------------------------------------------------------------------------------------
MUIR & Co.
c/o Frost                                               --                      --                      8.63%
P.O. Box 2479
San Antonio, TX 78298-2479
--------------------------------------------------------------------------------------------------------------------
FIIOC Agent
Employee Benefit Plans
100 Magellan Way KWIC                                   --                      --                      8.33%
Covington, KY  41015-1987
--------------------------------------------------------------------------------------------------------------------


AIM MONEY MARKET FUND

--------------------------------------------------------------------------------------------------------------------------------
                                   AIM CASH                                                          INVESTOR      INSTITUTIONAL
                                    RESERVE          CLASS B         CLASS C         CLASS R          CLASS            CLASS
                                    SHARES           SHARES           SHARES          SHARES          SHARES          SHARES*
                                  ----------------------------------------------------------------------------------------------
                                  PERCENTAGE       PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                OWNED OF         OWNED OF         OWNED OF        OWNED OF        OWNED OF        OWNED OF
PRINCIPAL HOLDER                    RECORD           RECORD           RECORD          RECORD          RECORD          RECORD
--------------------------------------------------------------------------------------------------------------------------------
AMVESCAP National Trust Co.
FBO Itasca Bank & Trust Co.
401 (K) Retirement Plan
P. O. Box 105779                       --               --              --            11.86%            --              N/A
Atlanta, GA  30348-5779
--------------------------------------------------------------------------------------------------------------------------------
AMVESCAP National Trust
Company
FBO Santa's Best 401(k) &PS            --               --              --            9.52%             --              N/A
Plan
P.O. Box 105779
Atlanta, GA  30348-5779
--------------------------------------------------------------------------------------------------------------------------------
MCB Trust Services Cust. FBO
Favorite Nurses 401(k)
Retirement                             --               --              --            19.80%            --              N/A
700 17th St., Ste 300
Denver, CO  80202-3531
--------------------------------------------------------------------------------------------------------------------------------
MCB Trust Services FBO
Irvine Compiler Corp PROF SHR
700 17th St., Ste 300                  --               --              --            5.75%             --              N/A
Denver, CO  80202-3531
--------------------------------------------------------------------------------------------------------------------------------

* Institutional Class shares have not commenced operations as of the date of this Statement of Additional Information.

AIM MUNICIPAL BOND FUND

--------------------------------------------------------------------------------------------------------------------
                                              CLASS A             CLASS B             CLASS C         INVESTOR CLASS
                                               SHARES              SHARES              SHARES             SHARES
                                             -----------------------------------------------------------------------
                                             PERCENTAGE          PERCENTAGE          PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                           OWNED OF            OWNED OF            OWNED OF           OWNED OF
PRINCIPAL HOLDER                               RECORD              RECORD              RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co. Inc.
Special Custody FBO Customer
(SIM)
ATTN:  Mutual Funds
101 Montgomery Street                            --                  --                  --                5.13%
San Francisco, CA  94104-4122
--------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets House
Account
Attn: Cindy  Tempesta                            --                6.47%                 --                  --
333 West 34th St., 7th Floor
New York, NY 10001-2402
--------------------------------------------------------------------------------------------------------------------
Gary T. Crum
11 E. Greenway Plaza, Suite 100                5.35%                 --                  --                  --
Houston, TX  77046-1100
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                       --                7.33%               14.84%                --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley DW
ATTN:  Mutual Fund Operations
3 Harborside Place Fl 6                          --                  --                8.68%                 --
Jersey City, NJ  07311-3907
--------------------------------------------------------------------------------------------------------------------


AIM REAL ESTATE FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        INVESTOR
                                       CLASS A         CLASS B          CLASS C         CLASS R          CLASS        INSTITUTIONAL
                                        SHARES         SHARES           SHARES           SHARES          SHARES        CLASS SHARES
                                      ---------------------------------------------------------------------------------------------
                                      PERCENTAGE     PERCENTAGE       PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                    OWNED OF       OWNED OF         OWNED OF         OWNED OF        OWNED OF         OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD           RECORD           RECORD          RECORD           RECORD
-----------------------------------------------------------------------------------------------------------------------------------
AIM Aggressive Asset Allocation
Fund
Omnibus Account C/O
A I M Advisors, Inc.
11 E. Greenway Plaza, Suite 100           --              --               --              --              --             88.82%
Houston, TX  77046-1113
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        INVESTOR
                                       CLASS A         CLASS B          CLASS C         CLASS R          CLASS        INSTITUTIONAL
                                        SHARES         SHARES           SHARES           SHARES          SHARES        CLASS SHARES
                                      ---------------------------------------------------------------------------------------------
                                      PERCENTAGE     PERCENTAGE       PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                    OWNED OF       OWNED OF         OWNED OF         OWNED OF        OWNED OF         OWNED OF
PRINCIPAL HOLDER                        RECORD         RECORD           RECORD           RECORD          RECORD           RECORD
-----------------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co Inc.
Reinvestment Account                    18.85%            --               --              --            9.95%              --
101 Montgomery Street
San Francisco, CA  94104-4122
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn:  Fund Administration
4800 Deer Lake Drive East, 2nd Floor      --              --            14.84%             --              --               --
Jacksonville, FL  32246
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley DW
ATTN:  Mutual Fund Operations             --              --             8.68%             --              --               --
3 Harborside Place Fl 6
Jersey City, NJ  07311-3907
-----------------------------------------------------------------------------------------------------------------------------------
Reliance Trust Company Cust
FBO Mid-Island Electrical Sales Co.       --              --               --            5.43%             --               --
P.O. Box 48529
Atlanta, GA  30362-1529
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank NA FBO RETPLAN SVCS
P. O. Box 1533                            --              --               --              --              --             10.63%
Minneapolis MN  55480-1533
-----------------------------------------------------------------------------------------------------------------------------------
Wilmington Trust Trustco TTEE
FBO C J Duffey Paper 401K
PL & Trust Acct
c/o Mutual Funds
P. O. Box 8971                            --              --               --            11.71%            --               --
Wilmington, DE  19899-8971
-----------------------------------------------------------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND

--------------------------------------------------------------------------------------------------------------------
                                              CLASS A             CLASS C             CLASS R          INSTITUTIONAL
                                               SHARES              SHARES              SHARES          CLASS SHARES
                                             -----------------------------------------------------------------------
                                             PERCENTAGE          PERCENTAGE          PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                           OWNED OF            OWNED OF            OWNED OF           OWNED OF
PRINCIPAL HOLDER                               RECORD              RECORD              RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
A I M Advisors, Inc.
ATTN:  Corporate Controller
11 E. Greenway Plaza, Ste 1919                   --                  --                6.39%                 --
Houston, TX  77046-1103
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                              CLASS A             CLASS C             CLASS R          INSTITUTIONAL
                                               SHARES              SHARES              SHARES          CLASS SHARES
                                             -----------------------------------------------------------------------
                                             PERCENTAGE          PERCENTAGE          PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                           OWNED OF            OWNED OF            OWNED OF           OWNED OF
PRINCIPAL HOLDER                               RECORD              RECORD              RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
AIM Conservative Asset Allocation
Fund
Omnibus Account                                  --                  --                  --               48.73%
C/O A I M Advisors, Inc.
11 E. Greenway Plaza, Ste 100
Houston, TX  77046-1113
--------------------------------------------------------------------------------------------------------------------
AIM Moderate Asset Allocation
Fund
Omnibus Account                                  --                  --                  --               45.71%
C/O. A I M Advisors, Inc.
11 E. Greenway Plaza, Ste 100
Houston, TX  77046-1113
--------------------------------------------------------------------------------------------------------------------
Dielensnyder Actuarial Svcs.
Richard C. Dielensnyder                          --                  --                42.35%                --
896 W. Hill Rd.
West Berlin, VT  05663-6561
--------------------------------------------------------------------------------------------------------------------
MCB Trust Services Cust. FBO
Mile Hi Medical, PC                              --                  --                12.86%                --
700 17th Street, Suite 300
Denver, CO  80202-3531
--------------------------------------------------------------------------------------------------------------------
Roseann Parisi
Roseann Parisi                                   --                  --                13.32%                --
459 Main Street
Thomaston, ME  04861-3905
--------------------------------------------------------------------------------------------------------------------
Susan Parrish
Susan Parrish
105 Grand Avenue                                 --                  --                7.46%                 --
Suwanee, GA  30024-4287
--------------------------------------------------------------------------------------------------------------------

AIM TOTAL RETURN BOND FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                CLASS A            CLASS B           CLASS C          CLASS R         INSTITUTIONAL
                                                 SHARES            SHARES            SHARES            SHARES          CLASS SHARES
                                               ------------------------------------------------------------------------------------
                                               PERCENTAGE        PERCENTAGE        PERCENTAGE        PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                             OWNED OF          OWNED OF          OWNED OF          OWNED OF           OWNED OF
PRINCIPAL HOLDER                                 RECORD            RECORD            RECORD            RECORD             RECORD
-----------------------------------------------------------------------------------------------------------------------------------
AIM Conservative Asset Allocation Fund
Omnibus Account C/O
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100                       --                 --                --               --               17.59%
Houston, TX  77046
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                CLASS A            CLASS B           CLASS C          CLASS R         INSTITUTIONAL
                                                 SHARES            SHARES            SHARES            SHARES          CLASS SHARES
                                               ------------------------------------------------------------------------------------
                                               PERCENTAGE        PERCENTAGE        PERCENTAGE        PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                             OWNED OF          OWNED OF          OWNED OF          OWNED OF           OWNED OF
PRINCIPAL HOLDER                                 RECORD            RECORD            RECORD            RECORD             RECORD
-----------------------------------------------------------------------------------------------------------------------------------
AIM Moderate Asset Allocation Fund
Omnibus Account
C/O A I M Advisors, Inc.                           --                 --                --               --               82.39%
11 Greenway Plaza, Suite 100
Houston, TX  77046
-----------------------------------------------------------------------------------------------------------------------------------
Coinage of America
Gregory A. Howe                                    --                 --                --             21.05%               --
2219 E. Thousand Oaks Blvd #251
Thousand Oaks, CA  91362-2930
-----------------------------------------------------------------------------------------------------------------------------------
Craven H. Crowell, Jr.
401(k) Plan
Craven Crowell Trustee                             --                 --                --             8.86%                --
301 Heathermoor Drive
Knoxville, TN  37922-2558
-----------------------------------------------------------------------------------------------------------------------------------
MCB Trust Services Cust. FBO
Clore Automotive 401(k)
700 17th St., Ste. 300                             --                 --                --             18.64%               --
Denver, CO  80202-3531
-----------------------------------------------------------------------------------------------------------------------------------
MCB Trust Services Cust FBO
Harmony Printing & Development                     --                 --                --             15.66%               --
700 17th St., Ste 300
Denver, CO  80202-3531
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                         --               6.36%             5.06%              --                 --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246
-----------------------------------------------------------------------------------------------------------------------------------
Roseann Parisi
Roseann Parisi
459 Main Street                                    --                 --                --             16.20%               --
Thomaston, ME  04861-3905
-----------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OWNERSHIP

As of April 8, 2005, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund, except the trustees and officers as a group owned 2.25% of the outstanding AIM Cash Reserve shares of AIM Money Market Fund.

                                   APPENDIX F

                                 MANAGEMENT FEES

For the last three fiscal years ended July 31, the management fees payable by the Fund, the amounts waived by AIM and the net fee paid by the Fund were as follows:

------------------------------------------------------------------------------------------------------------------------------------
   FUND NAME                    2004                                   2003                                  2002
                -------------------------------------  -------------------------------------  -------------------------------------
                                              NET                                    NET                                    NET
                MANAGEMENT   MANAGEMENT    MANAGEMENT  MANAGEMENT   MANAGEMENT    MANAGEMENT  MANAGEMENT   MANAGEMENT    MANAGEMENT
                FEE PAYABLE  FEE WAIVERS    FEE PAID   FEE PAYABLE  FEE WAIVERS    FEE PAID   FEE PAYABLE  FEE WAIVERS    FEE PAID
------------------------------------------------------------------------------------------------------------------------------------
  AIM Global
  Real Estate
   Fund(1)             N/A           N/A          N/A          N/A          N/A          N/A         N/A           N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
   AIM High     $7,060,337   $    (6,992)  $7,053,345  $ 5,533,331  $    (8,331)  $5,525,000  $6,811,857   $    (6,338)  $6,805,519
  Yield Fund
      AIM
------------------------------------------------------------------------------------------------------------------------------------
 Intermediate
  Government     4,380,063       (11,188)   4,368,875    5,335,975      (22,714)   5,313,261   3,328,024       (28,397)   3,299,627
     Fund
------------------------------------------------------------------------------------------------------------------------------------
  AIM Limited
   Maturity      1,064,847           N/A    1,064,847    1,392,547          N/A    1,392,547   1,200,432           N/A    1,200,432
 Treasury Fund
------------------------------------------------------------------------------------------------------------------------------------
   AIM Money     8,403,115    (8,403,115)          --   10,145,165   (2,809,789)   7,335,376   9,087,854           N/A    9,087,854
  Market Fund
------------------------------------------------------------------------------------------------------------------------------------
   AIM Real      5,126,831        (6,438)   5,120,393    2,327,770          N/A          N/A     903,720           N/A          N/A
  Estate Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM Short Term   1,384,347          (837)   1,383,510      598,592         (761)     597,831         N/A           N/A          N/A
 Bond Fund(2)
------------------------------------------------------------------------------------------------------------------------------------
   AIM Total
  Return Bond
     Fund          443,190      (386,506)      56,684      306,590     (266,097)      40,493      26,520       (46,520)         -0-
------------------------------------------------------------------------------------------------------------------------------------

1     Commenced operations on April 29, 2005.

2     Commenced operations on August 30, 2002.

                                   APPENDIX G
                               PORTFOLIO MANAGERS

                               As of July 31, 2004

                            INVESTMENTS IN EACH FUND

----------------------------------------------------------------------------------------------------
NAME OF PORTFOLIO MANAGER                                DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
----------------------------------------------------------------------------------------------------
                                 AIM GLOBAL REAL ESTATE FUND
----------------------------------------------------------------------------------------------------
Mark Blackburn                                                              N/A
----------------------------------------------------------------------------------------------------
Joe V. Rodriguez, Jr.                                                       N/A
----------------------------------------------------------------------------------------------------
James W. Trowbridge                                                         N/A
----------------------------------------------------------------------------------------------------
                                      AIM HIGH YIELD FUND
----------------------------------------------------------------------------------------------------
Peter Ehret                                                                 None
----------------------------------------------------------------------------------------------------
Carolyn L. Gibbs                                                     $10,001 - $50,000
----------------------------------------------------------------------------------------------------
Darren S. Hughes(2)                                                  $10,001 - $50,000
----------------------------------------------------------------------------------------------------
                               AIM INTERMEDIATE GOVERNMENT FUND
----------------------------------------------------------------------------------------------------
Clint W. Dudley                                                         $1 - $10,000
----------------------------------------------------------------------------------------------------
Scot W. Johnson                                                      $10,001 - $50,000
----------------------------------------------------------------------------------------------------
                              AIM LIMITED MATURITY TREASURY FUND
----------------------------------------------------------------------------------------------------
Clint W. Dudley                                                             None
----------------------------------------------------------------------------------------------------
Scot W. Johnson                                                         $1 - $10,000
----------------------------------------------------------------------------------------------------
                                    AIM REAL ESTATE FUND
----------------------------------------------------------------------------------------------------
Mark Blackburn                                                              None
----------------------------------------------------------------------------------------------------
Joe V. Rodriguez, Jr.                                                       None
----------------------------------------------------------------------------------------------------
James W. Trowbridge                                                         None
----------------------------------------------------------------------------------------------------
                                  AIM SHORT TERM BOND FUND
----------------------------------------------------------------------------------------------------
Jan H. Friedli                                                       $10,001 - $50,000
----------------------------------------------------------------------------------------------------
Scot W. Johnson                                                             None
----------------------------------------------------------------------------------------------------
                                 AIM TOTAL RETURN BOND FUND
----------------------------------------------------------------------------------------------------
Jan H. Friedli                                                              None
----------------------------------------------------------------------------------------------------
Scot W. Johnson                                                      $10,001 - $50,000
----------------------------------------------------------------------------------------------------

--------
1 This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2 Mr. Hughes began serving as a portfolio manager on AIM High Yield Fund on April 29, 2005. Ownership information has been provided as of March 31, 2005.

DESCRIPTION OF COMPENSATION STRUCTURE

AIM ADVISORS, INC.

      AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

- BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

- ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.

      High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically have an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.

- EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

- PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

- PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

INVESCO INSTITUTIONAL, (N.A.) INC.

Each portfolio manager's compensation consists of the following five elements:

- BASE SALARY. Each portfolio manager is paid a base salary which is set at a level determined to be appropriate based upon an individual's experience and responsibilities through the use of independent compensation surveys of the investment management industry.

- ANNUAL BONUS. Each portfolio manager is paid an annual cash bonus which has a performance driven component and a discretionary component, the combined total of which will typically range from 50 to over 100 percent of the manager's base salary. Generally, the majority of the of the bonus is pre-tax performance driven, based on the success of the team's investment results which are measured against appropriate market benchmarks and peer groups. The remaining portion of the bonus is discretionary and is determined by the sub-advisor's Chief Investment Officer and Chief Executive Officer.

- EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares or deferred shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

- PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

- PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

                             OTHER MANAGED ACCOUNTS

                               As of July 31, 2004

         AIM's portfolio managers develop investment models which are used in connection with the management of certain AIM funds as well as other mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out.

NAME OF PORTFOLIO MANAGER        NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL
                                                         ASSETS BY CATEGORY
-------------------------    --------------------------------------------------------------------------
                                AIM GLOBAL REAL ESTATE FUND
-------------------------------------------------------------------------------------------------------
Mark Blackburn               5 Registered Mutual Funds with $2,150,341,033 in total assets under management

                             7 Unregistered Pooled Investment Vehicles with $257,468,227 in total assets under management

                             49 Other Accounts with $2,156,152,100 in total assets under management
-------------------------------------------------------------------------------------------------------
Joe V. Rodriguez, Jr.        5 Registered Mutual Funds with $2,150,341,033 in total assets under management

                             7 Unregistered Pooled Investment Vehicles with $257,468,227 in total assets under management

                             49 Other Accounts with $2,156,152,100 in total assets under management
-------------------------------------------------------------------------------------------------------
James W. Trowbridge          5 Registered Mutual Funds with $2,150,341,033 in total assets under management

                             7 Unregistered Pooled Investment Vehicles with $257,468,227 in total assets under management

                             49 Other Accounts with $2,156,152,100 in total assets under management
-------------------------------------------------------------------------------------------------------
                                    AIM HIGH YIELD FUND
-------------------------------------------------------------------------------------------------------
Peter Ehret                  1 Registered Mutual Fund with $91,265,976 in total assets under management

                             1 Unregistered Pooled Investment Vehicle with $21,713,295 in total assets under management
-------------------------------------------------------------------------------------------------------

NAME OF PORTFOLIO MANAGER        NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL
                                                         ASSETS BY CATEGORY
-------------------------    --------------------------------------------------------------------------
Carolyn L. Gibbs             3 Registered Mutual Funds with $940,856,752 in total assets under management

                             2 Unregistered Pooled Investment Vehicles with $34,019,769 in total assets under management
-------------------------------------------------------------------------------------------------------

Darren S. Hughes(3)          None
-------------------------------------------------------------------------------------------------------
                              AIM INTERMEDIATE GOVERNMENT FUND
-------------------------------------------------------------------------------------------------------
Clint W. Dudley              2 Registered Mutual Funds with $1,029,894,523 in total assets under management
-------------------------------------------------------------------------------------------------------
Scot W. Johnson              9 Registered Mutual Funds with $4,546,828,026 in total assets under management

                             3 Unregistered Pooled Investment Vehicles with $465,352,749 in total assets under management
-------------------------------------------------------------------------------------------------------
                             AIM LIMITED MATURITY TREASURY FUND
-------------------------------------------------------------------------------------------------------
Clint W. Dudley              2 Registered Mutual Funds with $1,597,610,679 in total assets under management
-------------------------------------------------------------------------------------------------------
Scot W. Johnson              9 Registered Mutual Funds with $5,114,544,182 in total assets under management

                             3 Unregistered Pooled Investment Vehicles with $465,352,749 in total assets under management
-------------------------------------------------------------------------------------------------------
                                    AIM REAL ESTATE FUND
-------------------------------------------------------------------------------------------------------
Mark Blackburn               4 Registered Mutual Funds with $1,412,690,090 in total assets under management

                             7 Unregistered Pooled Investment Vehicles with $257,468,227 in total assets under management

                             49 Other Accounts with $2,156,152,100 in total assets under management
-------------------------------------------------------------------------------------------------------
Joe V. Rodriguez, Jr.        4 Registered Mutual Funds with $1,412,690,090 in total assets under management

                             7 Unregistered Pooled Investment Vehicles with $257,468,227 in total assets under management

                             49 Other Accounts with $2,156,152,100 in total assets under management
-------------------------------------------------------------------------------------------------------

------------
(3) Mr. Hughes began serving as portfolio manager on AIM High Yield Fund on April 29, 2005. Information on other accounts that he manages has been provided as of March 31, 2005.

NAME OF PORTFOLIO MANAGER        NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL
                                                         ASSETS BY CATEGORY
-------------------------    --------------------------------------------------------------------------
James W. Trowbridge          4 Registered Mutual Funds with $1,412,690,090 in total assets under management

                             7 Unregistered Pooled Investment Vehicles with $257,468,227 in total assets under management

                             49 Other Accounts with $2,156,152,100 in total assets under management
-------------------------------------------------------------------------------------------------------
                                  AIM SHORT TERM BOND FUND
-------------------------------------------------------------------------------------------------------
Jan H. Friedli               7 Registered Mutual Funds with $3,251,699,659 in total assets under management

                             3 Unregistered Pooled Investment Vehicles with $465,352,749 in total assets under management
-------------------------------------------------------------------------------------------------------
Scot W. Johnson              9 Registered Mutual Funds with $5,211,847,696 in total assets under management

                             3 Unregistered Pooled Investment Vehicles with $465,352,749 in total assets under management
-------------------------------------------------------------------------------------------------------
                                 AIM TOTAL RETURN BOND FUND
-------------------------------------------------------------------------------------------------------
Jan H. Friedli               7 Registered Mutual Funds with $3,482,256,286 in total assets under management

                             3 Unregistered Pooled Investment Vehicles with $465,352,749 in total assets under management
-------------------------------------------------------------------------------------------------------
Scot W. Johnson              9 Registered Mutual Funds with $5,442,404,322 in total assets under management

                             3 Unregistered Pooled Investment Vehicles with $465,352,749 in total assets under management
-------------------------------------------------------------------------------------------------------

POTENTIAL CONFLICTS OF INTEREST

      Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:

- The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

- If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

- With respect to securities transactions for the Funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

- Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

      AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

                                   APPENDIX H

                          ADMINISTRATIVE SERVICES FEES

      The Fund paid AIM the following amounts for administrative services for the last three fiscal years ended July 31:

            FUND NAME               2004                 2003                 2002
                                    ----                 ----                 ----
    AIM Global Real
    Estate Fund(1)                      N/A                  N/A                  N/A

 AIM High Yield Fund             $    345,709         $    245,247        $     205,198

 AIM Intermediate
 Government Fund                      301,305              348,927              158,838

 AIM Limited Maturity
 Treasury Fund                        143,523              174,870              122,783

 AIM Money Market Fund                398,878              406,127              251,839

 AIM Real Estate Fund                 164,380               79,487               50,000

 AIM Short Term Bond Fund(1)           87,141               45,890                 N/A

 AIM Total Return Bond Fund            50,000               50,000               29,178

(1)  Commenced operations on April 29, 2005.

(2)  Commenced operations on August 30, 2002.

                                   APPENDIX I

                              BROKERAGE COMMISSIONS

Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years ended July 31 were as follows:

                  FUND                  2004            2003             2002
                  ----                  ----            ----             ----
AIM Global Real Estate Fund(2)              N/A                N/A          N/A
AIM High Yield Fund(3),(4)             $132,149        $    38,526    $  72,345
AIM Intermediate Government Fund            -0-                -0-          -0-
AIM Limited Maturity Treasury Fund          -0-                -0-          -0-
AIM Money Market Fund                       -0-                -0-          -0-
AIM Real Estate Fund(5)                  19,550          1,059,539      441,056
AIM Short Term Bond Fund(6)                 -0-                -0-          N/A
AIM Total Return Bond Fund                  -0-                -0-          -0-

(1) Disclosure regarding brokerage commissions paid on agency trades and designated as such on the trade confirm.

(2)   Commenced operations on April 29, 2005.

(3) The increase in brokerage commissions paid by AIM High Yield Fund for the fiscal year ended July 31, 2004, as compared to the prior fiscal year ended July 31, 2003, was due to an increase in equity trading.

(4) The reduced amount in brokerage commissions paid by AIM High Yield Fund for the fiscal year ended July 31, 2003, as compared to the prior fiscal year ended July 31, 2002, was due to reduced activity in equity trades.

(5) The increase in brokerage commissions paid by AIM Real Estate Fund for the fiscal years ended July 31, 2002 and 2003, as compared to the current fiscal year ended July 31, 2004, was due to increased asset levels. The investment of additional cash generated more commissions.

(6)   Commenced operations on August 30, 2002.

                                   APPENDIX J

               DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASE
                   OF SECURITIES OF REGULAR BROKERS OR DEALERS

      During the last fiscal year ended July 31, 2004, none of the Funds, except AIM Real Estate Fund paid directed brokerage commissions. AIM Real Estate Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research statistics and other information:

                                                                                                  Related
              Fund                                   Transactions                          Brokerage Commissions
              ----                                   ------------                          ---------------------
AIM Real Estate Fund                                 $_ 383,054,418                         $      671,727

      During the last fiscal year ended July 31, 2004, none of AIM Limited Maturity Treasury Fundor AIM Real Estate Fund purchased securities of their "regular" brokers or dealers.

      During the last fiscal year ended July 31, 2004, the following Funds purchased securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:

              Fund                                   Security                                  Market Value
              ----                                   --------                                  ------------
                                                                                          (as of July 31, 2004)
AIM High Yield Fund
         E*TRADE Financial Corp                      Senior Notes                            $        2,310,762

AIM Money Market Fund
         Goldman Sachs Group, Inc. (The)             Promissory Notes                                45,000,000
         Merrill Lynch Mortgage Capital, Inc.        Master Notes                                    75,000,000

AIM Short Term Bond Fund
         Goldman Sachs Group, L.P.                   Unsecured Notes                                  1,891,980
         Lehman Brothers Inc.                        Senior Subordinated Debentures                     133,034
         Lehman Brothers Inc.                        Senior Unsecured Subordinated Notes                756,266
         Merrill Lynch & Co., Inc.                   Series B. Medium Term Notes                        976,687


AIM Total Return Bond
         Goldman Sachs Group, L.P.                   Unsecured Notes                                    157,665
         Lehman Brothers Inc.                        Senior Subordinated Debentures                     266,068
         Lehman Brothers Inc.                        Senior Unsecured Subordinated Notes                162,057
         Merrill Lynch & Co., Inc.                   Series B. Medium Term Notes                        253,823
         JPMorgan Chase Bank                         Subordinated Notes                                 259,182

                                   APPENDIX K

                                PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURNS

      The average annual total returns for each Fund, with respect to its Institutional Class shares for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:

                                                               PERIODS ENDED
                                                             JANUARY 31, 2005
                                                             ----------------
                                                                         SINCE       INCEPTION
INSTITUTIONAL CLASS SHARES:              1 YEAR    5 YEARS    10 YEARS   INCEPTION   DATE
--------------------------               ------    -------    --------   ---------   ----
AIM Global Real Estate Fund(1)             N/A      N/A         N/A         N/A       04/29/05
AIM High Yield Fund(2)                     8.25    -0.91        3.30        N/A       07/11/78(3)
AIM Intermediate Government Fund(1)        N/A      N/A         N/A         N/A       04/29/05
AIM Limited Maturity Treasury Fund         0.35     4.36        5.05        N/A       07/13/87
AIM Real Estate Fund(2)                   21.47    22.02        N/A         11.70     12/31/96(3)
AIM Short Term Bond Fund(2)                1.77     N/A         N/A         2.65      08/30/02(3)
AIM Total Return Bond Fund(2)              4.06     N/A         N/A         6.08      12/31/01(3)

(1)   Commenced operations on April 29, 2005.

(2) The returns shown for these periods are the blended returns of the historical performance of the Fund's Institutional Class shares since April 30, 2004 and the restated historical performance of the Fund's Class A shares (Class C shares for AIM Short Term Bond Fund) (for the periods prior to April 30, 2004) at net asset value and reflect the Rule 12b-1 fees applicable to the Class A shares (Class C shares for AIM Short Term Bond Fund).

(3) The inception date shown in the table is that of each Fund's Class A shares (Class C shares for AIM Short Term Bond Fund). The inception date of each Fund's Institutional Class shares is April 30, 2004.

CUMULATIVE TOTAL RETURNS

      The cumulative total returns for each Fund with respect to its Institutional Class shares for the one, five and ten year periods (or since inception, if less than ten years), ended January 31 are as follows:

                                                               PERIODS ENDED
                                                             JANUARY 31, 2005
                                                             ----------------
                                                                         SINCE       INCEPTION
INSTITUTIONAL CLASS SHARES:              1 YEAR    5 YEARS    10 YEARS   INCEPTION   DATE
--------------------------               ------    -------    --------   ---------   ----
AIM Global Real Estate Fund(1)            N/A         N/A        N/A         N/A     04/29/05
AIM High Yield Fund(2)                    8.25      -4.47       38.31        N/A     07/11/78(3)
AIM Intermediate Government Fund(1)       N/A         N/A        N/A         N/A     04/29/05
AIM Limited Maturity Treasury Fund        0.35      23.81       63.59        N/A     07/13/87
AIM Real Estate Fund(2)                  21.47     170.46        N/A      144.61     12/31/96(3)
AIM Short Term Bond Fund(2)               1.77        N/A        N/A        6.54     08/30/02(3)
AIM Total Return Bond Fund(2)             4.06        N/A        N/A       19.98     12/31/01(3)

(1)   Commenced operations on April 29, 2005.

(2) The returns shown for these periods are the blended returns of the historical performance of the Fund's Institutional Class shares since April 30, 2004 and the restated historical performance of the Fund's Class A shares (Class C shares for AIM Short Term Bond Fund) (for the periods prior to April 30, 2004) at net asset value and reflect the Rule 12b-1 fees applicable to the Class A shares (Class C shares for AIM Short Term Bond Fund).

(3) The inception date shown in the table is that of each Fund's Class A shares (Class C shares for AIM Short Term Bond Fund). The inception date of each Fund's Institutional Class shares is April 30, 2004.


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTION)

      The average annual total returns (after taxes on distributions) for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31 are as follows:

                                                               PERIODS ENDED
                                                             JANUARY 31, 2005
                                                             ----------------
                                                                         SINCE       INCEPTION
INSTITUTIONAL CLASS SHARES:              1 YEAR    5 YEARS    10 YEARS   INCEPTION   DATE
--------------------------               ------    -------    --------   ---------   ----
AIM Global Real Estate Fund(1)             N/A       N/A        N/A        N/A       04/29/05
AIM High Yield Fund(2)                     5.54     -4.66      -0.60       N/A       07/11/78(3)
AIM Intermediate Government Fund(1)        N/A       N/A        N/A        N/A       04/29/05
AIM Limited Maturity Treasury Fund        -0.29      2.89       3.18       N/A       07/13/87
AIM Real Estate Fund(2)                   20.03     20.46       N/A        9.91      12/31/96(3)
AIM Short Term Bond Fund(2)                0.76      N/A        N/A        1.66      08/30/02(3)
AIM Total Return Bond Fund(2)              2.50      N/A        N/A        4.46      12/31/01(3)

(1)   Commenced operations on April 29, 2005.

(2) The returns shown for these periods are the blended returns of the historical performance of the Fund's Institutional Class shares since April 30, 2004 and the restated historical performance of the Fund's Class A shares (Class C shares for AIM Short Term Bond Fund) (for the periods prior to April 30, 2004) at net asset value and reflect the Rule 12b-1 fees applicable to the Class A shares (Class C shares for AIM Short Term Bond Fund).

(3) The inception date shown in the table is that of each Fund's Class A shares (Class C shares for AIM Short Term Bond Fund). The inception date of each Fund's Institutional Class shares is April 30, 2004.


AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

      The average annual total returns (after taxes on distributions and redemption)for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31are as follows:

                                                               PERIODS ENDED
                                                             JANUARY 31, 2005
                                                             ----------------
                                                                         SINCE       INCEPTION
INSTITUTIONAL CLASS SHARES:              1 YEAR    5 YEARS    10 YEARS   INCEPTION   DATE
--------------------------               ------    -------    --------   ---------   ----
AIM Global Real Estate Fund(1)            N/A        N/A        N/A         N/A       04/29/05
AIM High Yield Fund(2)                    5.26     -3.11       0.44         N/A       07/11/78(3)
AIM Intermediate Government Fund(1)       N/A        N/A        N/A         N/A       04/29/05
AIM Limited Maturity Treasury Fund        0.23      2.82       3.14         N/A       07/13/87
AIM Real Estate Fund(2)                  14.46     18.50        N/A        9.07       12/31/96(3)
AIM Short Term Bond(2)                    1.15       N/A        N/A        1.68       08/30/02(3)
AIM Total Return Bond Fund(2)             2.67       N/A        N/A        4.23       12/31/01(3)

(1)   Commenced operations on April 29, 2005.

(2) The returns shown for these periods are the blended returns of the historical performance of the Fund's Institutional Class shares since April 30, 2004 and the restated historical performance of the Fund's Class A shares (Class C shares for AIM Short Term Bond Fund) (for the periods prior to April 30, 2004) at net asset value and reflect the Rule 12b-1 fees applicable to the Class A shares (Class C shares for AIM Short Term Bond Fund).

(3) The inception date shown in the table is that of each Fund's Class A shares (Class C shares for AIM Short Term Bond Fund). The inception date of each Fund's Institutional Class shares is April 30, 2004.


YIELDS

      The 30-day SEC yields for each of the named Funds are as follows:

                                                            30 DAYS ENDED
                                                           JANUARY 31, 2005
                                                         INSTITUTIONAL CLASS
                                                         -------------------
AIM Global Real Estate Fund(1)                                  N/A
AIM High Yield Fund                                             6.04%
AIM Intermediate Government Fund(1)                             N/A
AIM Limited Maturity Treasury Fund                              2.65
AIM Real Estate Fund                                            2.26
AIM Short Term Bond Fund                                        3.67
AIM Total Return Bond Fund                                      3.46

(1)   Commenced operations on April 29, 2005.


DISTRIBUTION RATES

      The distribution rates at offering price for each of the named Funds are as follows:

                                                             30 DAYS ENDED
                                                           JANUARY 31, 2005
                                                         INSTITUTIONAL CLASS
                                                         -------------------
         30-DAY:
         ------
AIM Global Real Estate Fund(1)                                  N/A
AIM High Yield Fund                                             5.65%
AIM Intermediate Government Fund(1)                             N/A
AIM Short Term Bond Fund                                        3.01
AIM Total Return Bond Fund                                      3.17

                                                             90 DAYS ENDED
                                                           JANUARY 31, 2005
         90-DAY:                                          INSTITUTIONAL CLASS
         ------                                           -------------------
         AIM Real Estate Fund                                   2.24%

                                                            12 MONTHS ENDED
                                                            JANUARY 31, 2005
                                                            ----------------
         12-MONTH:
         ---------
         AIM Limited Maturity Treasury Fund                      1.69%

(1)   Commenced operations on April 29, 2005.

As of the date of this Statement of Additional Information, the Institutional Class shares of AIM Money Market Fund have not commenced operations.

                                  APPENDIX L-1
                    PENDING LITIGATION ALLEGING MARKET TIMING

         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and make allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG, concerning market timing activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of April 25, 2005.

         RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
         V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.

         MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT
         H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

         RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003.

         This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.

         L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

         RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

         JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO

         GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

         STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND,

         AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of
         Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

         PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

         LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION

         STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
         Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

         JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY

         INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

         EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

         SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
         V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

         CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.

         HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

         CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of
         Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

         Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al. and Sayegh v. Janus Capital, et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar lawsuit continue to seek remand of their lawsuit to state court. Set forth below is detailed information about these three amended complaints.

         RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN),
         V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD
         J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES
         G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA

         CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)(2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.

         CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.

         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

                                  APPENDIX L-2
      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING

      The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of April 25, 2005.

      T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in these cases are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually And On Behalf Of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., ET AL, in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by plaintiffs and the relief sought are identical to the Parthasarathy lawsuit. On April 22, 2005, Defendants in the Woodbury Case removed the action to Federal Court (U.S. District Court Southern District of Illinois, Cause No. 05-CV-302-DRH).

      JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
      V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

                                  APPENDIX L-3
     PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES

      The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of April 25, 2005. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. By order of the United States District Court for the Southern District of Texas, Houston Division, the KONDRACKI and PAPIA actions have been consolidated for pre-trail purposes in the BERDAT action and administratively closed.

      RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

      DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

      FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees. By order of the United States District Court of the Middle District of Florida, Tampa Division, the claims made in the Papia lawsuit were consolidated into the Berdat lawsuit discussed above and the Papia lawsuit was administratively closed.

                                  APPENDIX L-4
       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES
                   ON LIMITED OFFERING FUNDS OR SHARE CLASSES

      The following civil lawsuits, including shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, ADI and/or certain of the trustees of the AIM Funds and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. By order of the United States District Court for the Southern District of Texas, Houston Division, the LIEBER action has been consolidated for pre-trial purposes into the ZUCKER action and administratively closed. These lawsuits either have been served or have had service of process waived as of April 25, 2005.

      LAWRENCE ZUCKER, ON BEHALF OF AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, V. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees. In March 2005, the parties entered a Stipulation whereby, among other things, the plaintiff agreed to dismiss without prejudice all claims against all of the individual defendants and his claims based on state law causes of action. This effectively limits this suit to alleged violations of Section 36(b) against ADI.

      STANLEY LIEBER, ON BEHALF OF INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVECO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees. In March 2005, the parties entered a Stipulation whereby, among other things, the plaintiff agreed to dismiss without prejudice all claims against all of the individual defendants and his claims based on state law causes of action. This effectively limits this suit to alleged violations of Section 36(b) against ADI.

      HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of: Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

                                  APPENDIX L-5
        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                       AND DIRECTED-BROKERAGE ARRANGEMENTS

      The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of April 25, 2005. By order of the United States District Court for the Southern District of Texas, Houston Division, the claims made in the Beasley, Kehlbeck Trust, Fry, Apu and Bendix lawsuits discussed below were consolidated into the Boyce lawsuit discussed below and these other lawsuits were administratively closed.

      JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

      RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
      H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

      KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES
      V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-

      DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

      JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH

      YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

      ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND,

      AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

      HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD
      K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS
      F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500

      INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                  APPENDIX L-6
         PENDING LITIGATION ALLEGING FAILURE TO ENSURE PARTICIPATION IN
                            CLASS ACTION SETTLEMENTS

      The following civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, AIM Capital and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit was served on April 25, 2005.

AVO HOGAN and JULIAN W. MEADOWS, On Behalf Of Themselves and All Others Similarly Situated, v. BOB R. BAKER, FRANK S. BAYLEY, JAMES T. BUNCH, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, ROBERT H. GRAHAM, GERALD J. LEWIS, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, LARRY SOLL, PH.D, MARK H. WILLIAMSON, AIM INVESTMENTS, LTD., AIM ADVISORS, INC., AIM CAPITAL MANAGEMENT, INC., INVESCO INSTITUTIONAL (N.A.), INC. AND JOHN DOES NO. 1 THROUGH 100, IN THE UNITED STATES DISTRICT COURT, NORTHERN DISTRICT OF TEXAS (CIVIL ACTION NO. 3:05-CV-73-P), FILED ON JANUARY 11, 2005. THIS CLAIM ALLEGES VIOLATIONS OF SECTIONS 36(A), 36(B) AND 47(B) OF THE INVESTMENT COMPANY ACT. THE CLAIM ALSO ALLEGES COMMON LAW BREACH OF FIDUCIARY DUTY AND NEGLIGENCE. THE PLAINTIFFS IN THIS CASE ARE
SEEKING: COMPENSATORY AND PUNITIVE DAMAGES; FORFEITURE OF ALL COMMISSIONS AND FEES PAID BY THE CLASS OF PLAINTIFFS; AND COSTS AND COUNSEL FEES.

                              FINANCIAL STATEMENTS

Pursuant to Rule 3-03(d) of Regulation S-X unaudited financials for the period ended January 31, 2005, for Registrant's portfolios have been included in addition to the portfolios' audited financials for the period ended July 31, 2004. Such financials reflect all adjustments which are of a normal recurring nature and which are in the opinion of management, necessary to a fair statement of the results for the periods presented.


                                       FS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM High Yield Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM High Yield Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM High Yield Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 17, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

July 31, 2004

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
BONDS & NOTES-92.85%

ADVERTISING-0.15%

Dex Media Inc., Disc. Notes, 9.00%, 11/15/13
  (Acquired 11/03/03; Cost $1,781,498)(a)(b)   $  2,770,000   $    1,939,000
============================================================================

AEROSPACE & DEFENSE-1.12%

Argo-Tech Corp., Sr. Notes, 9.25%, 06/01/11
  (Acquired 06/17/04; Cost $1,450,000)(a)         1,450,000        1,515,250
----------------------------------------------------------------------------
Armor Holdings, Inc., Sr. Sub. Global Notes,
  8.25%, 08/15/13                                 1,930,000        2,084,400
----------------------------------------------------------------------------
DRS Technologies, Inc., Sr. Unsec. Sub.
  Global Notes, 6.88%, 11/01/13                   1,815,000        1,842,225
----------------------------------------------------------------------------
L-3 Communications Corp., Sr. Unsec. Gtd.
  Sub. Global Notes, 6.13%, 01/15/14              6,915,000        6,724,837
----------------------------------------------------------------------------
Orbital Sciences Corp.-Series B, Sr. Global
  Notes, 9.00%, 07/15/11                          1,880,000        2,049,200
============================================================================
                                                                  14,215,912
============================================================================

AIRLINES-1.20%

Continental Airlines, Inc., Notes, 8.00%,
  12/15/05                                        4,575,000        4,094,625
----------------------------------------------------------------------------
Delta Air Lines, Inc., Unsec. Notes, 7.90%,
  12/15/09                                        9,410,000        3,905,150
----------------------------------------------------------------------------
Northwest Airlines Inc., Sr. Unsec. Gtd.
  Notes, 8.88%, 06/01/06                          8,775,000        7,239,375
============================================================================
                                                                  15,239,150
============================================================================

ALTERNATIVE CARRIERS-0.33%

Embratel Participacoes S.A. (Brazil), Gtd.
  Notes, 11.00%, 12/15/08 (Acquired 03/19/04-
  03/23/04; Cost $4,063,313)(a)                   3,750,000        4,143,750
============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.60%

Levi Strauss & Co., Unsec. Notes, 7.00%,
  11/01/06                                        3,705,000        3,621,637
----------------------------------------------------------------------------
Warnaco Inc., Sr. Unsec. Global Notes, 8.88%,
  06/15/13                                        3,725,000        4,041,625
============================================================================
                                                                   7,663,262
============================================================================

AUTO PARTS & EQUIPMENT-1.72%

Autocam Corp., Sr. Sub. Notes, 10.88%,
  06/15/14 (Acquired 05/26/04; Cost
  $1,813,763)(a)                                  1,855,000        1,799,350
----------------------------------------------------------------------------
Collins & Aikman Products Corp., Sr. Unsec.
  Gtd. Global Notes, 10.75%, 12/31/11             3,410,000        3,461,150
----------------------------------------------------------------------------
Delco Remy International, Inc., Sr. Sec.
  Floating Rate Notes, 5.60%, 04/15/09
  (Acquired 04/08/04; Cost $1,755,000)(a)(c)      1,755,000        1,781,325
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT-(CONTINUED)

Key Plastics Holdings, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%,
  03/15/07(d)(e)(f)                            $ 26,310,000   $      262,145
----------------------------------------------------------------------------
Metaldyne Corp., Sr. Unsec. Gtd. Notes,
  10.00%, 11/01/13 (Acquired 10/20/03; Cost
  $2,270,000)(a)                                  2,270,000        2,298,375
----------------------------------------------------------------------------
R.J. Tower Corp., Sr. Unsec. Gtd. Global
  Notes, 12.00%, 06/01/13                         5,075,000        4,694,375
----------------------------------------------------------------------------
Tenneco Automotive Inc.-Series B, Sr. Sec.
  Second Lien Global Notes, 10.25%, 07/15/13      2,920,000        3,343,400
----------------------------------------------------------------------------
TRW Automotive Inc., Sr. Global Notes, 9.38%,
  02/15/13                                        3,730,000        4,270,850
============================================================================
                                                                  21,910,970
============================================================================

BROADCASTING & CABLE TV-8.64%

Adelphia Communications Corp.,
  Sr. Unsec. Notes,
  9.50%, 03/01/05(f)                              5,060,000        5,414,200
----------------------------------------------------------------------------
  10.88%, 10/01/10(f)                            21,785,000       19,279,725
----------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 9.88%,
  03/01/07(f)                                     4,220,000        3,660,850
----------------------------------------------------------------------------
Allbritton Communications Co., Sr. Unsec.
  Sub. Global Notes, 7.75%, 12/15/12              5,520,000        5,478,600
----------------------------------------------------------------------------
Cablevision Systems Corp.-New York Group, Sr.
  Floating Rate Notes, 5.67%, 04/01/09
  (Acquired 03/30/04; Cost $7,030,000)(a)(g)      7,030,000        7,170,600
----------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp.,
  Sr. Unsec. Global Notes, 11.13%, 01/15/11       8,550,000        6,946,875
----------------------------------------------------------------------------
  Sr. Unsec. Notes, 9.92%, 04/01/11               5,655,000        4,311,937
----------------------------------------------------------------------------
Charter Communications Operating, LLC/
  Charter Communications Operating Capital
  Corp., Sr. Second Lien Notes, 8.00%,
  04/30/12 (Acquired 05/11/04-07/09/04; Cost
  $4,136,625)(a)                                  4,275,000        4,157,437
----------------------------------------------------------------------------
CSC Holdings Inc.-Series B, Sr. Unsec. Unsub.
  Notes, 7.63%, 04/01/11                          3,680,000        3,735,200
----------------------------------------------------------------------------
DIRECTV Holdings LLC/DIRECTV Financing Co.,
  Inc., Sr. Unsec. Gtd. Global Notes, 8.38%,
  03/15/13                                        4,770,000        5,366,250
----------------------------------------------------------------------------
Echostar DBS Corp., Sr. Unsec. Gtd. Global
  Notes, 5.75%, 10/01/08                          6,270,000        6,254,325
----------------------------------------------------------------------------
Emmis Operating Co., Sr. Sub. Notes, 6.88%,
  05/15/12 (Acquired 04/27/04; Cost
  $3,830,000)(a)                                  3,830,000        3,772,550
----------------------------------------------------------------------------
Granite Broadcasting Corp., Sr. Sec. Global
  Notes, 9.75%, 12/01/10                          5,525,000        5,083,000
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Kabel Deutschland GmbH (Germany), Sr. Notes,
  10.63%, 07/01/14 (Acquired 06/24/04; Cost
  $2,670,000)(a)                               $  2,670,000   $    2,750,100
----------------------------------------------------------------------------
Knology, Inc., Sr. Unsec. PIK Notes, 12.00%,
  11/30/09 (Acquired 01/28/02-05/15/04; Cost
  $8,107,450)(a)                                  7,888,178        7,434,608
----------------------------------------------------------------------------
Mediacom Broadband LLC, Sr. Unsec. Gtd.
  Global Notes, 11.00%, 07/15/13                  4,675,000        4,838,625
----------------------------------------------------------------------------
Paxson Communications Corp., Sr. Unsec. Gtd.
  Disc. Sub. Global Notes, 12.25%,
  01/15/09(b)                                     1,000,000          877,500
----------------------------------------------------------------------------
Pegasus Communications Corp.
  Series B, Sr. Notes, 9.63%, 10/15/05(e)(h)      3,535,000        1,953,087
----------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 12.50%,
  08/01/07(e)(h)                                  1,990,000        1,134,300
----------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 9.63%, 11/01/09         1,669,000        1,771,226
----------------------------------------------------------------------------
XM Satellite Radio Inc., Sr. Sec. Global
  Notes, 12.00%, 06/15/10                         7,402,000        8,549,310
============================================================================
                                                                 109,940,305
============================================================================

BUILDING PRODUCTS-0.57%

Building Materials Corp. of America,
  Sr. Notes, 7.75%, 08/01/14 (Acquired
  07/21/04; Cost $405,000)(a)(e)                    405,000          405,000
----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 8.00%, 12/01/08          5,900,000        5,929,500
----------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 7.75%, 07/15/05       920,000          936,100
============================================================================
                                                                   7,270,600
============================================================================

CASINOS & GAMING-2.30%

Aztar Corp., Sr. Sub. Notes, 7.88%, 06/15/14
  (Acquired 05/26/04; Cost $1,855,000)(a)         1,855,000        1,885,144
----------------------------------------------------------------------------
Boyd Gaming Corp., Sr. Sub. Notes, 6.75%,
  04/15/14 (Acquired 03/31/04; Cost
  $5,520,000)(a)                                  5,520,000        5,354,400
----------------------------------------------------------------------------
Caesars Entertainment, Inc., Sr. Unsec. Sub.
  Global Notes, 8.13%, 05/15/11                   2,250,000        2,494,687
----------------------------------------------------------------------------
Herbst Gaming, Inc., Sr. Sub. Notes, 8.13%,
  06/01/12 (Acquired 05/27/04; Cost
  $1,841,718)(a)                                  1,855,000        1,845,725
----------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 7.00%, 03/01/14             10,580,000       10,117,125
----------------------------------------------------------------------------
Poster Financial Group Inc., Sr. Sec. Notes,
  8.75%, 12/01/11 (Acquired 11/18/03-
  11/19/03; Cost $1,873,125)(a)                   1,850,000        1,882,375
----------------------------------------------------------------------------
Seneca Gaming Corp., Sr. Notes, 7.25%,
  05/01/12 (Acquired 04/29/04; Cost
  $1,190,000)(a)                                  1,190,000        1,192,975
----------------------------------------------------------------------------
Venetian Casino Resort, LLC, Sec. Gtd.
  Mortgage Global Notes, 11.00%, 06/15/10         3,905,000        4,490,750
============================================================================
                                                                  29,263,181
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

COMMODITY CHEMICALS-1.66%

Equistar Chemicals L.P./Equistar Funding
  Corp., Sr. Unsec. Gtd. Global Notes,
  10.13%, 09/01/08                             $  9,140,000   $   10,008,300
----------------------------------------------------------------------------
Lyondell Chemical Co.-Series B, Sr. Sec. Gtd.
  Notes, 9.88%, 05/01/07                          7,950,000        8,347,500
----------------------------------------------------------------------------
Methanex Corp. (Canada), Sr. Unsec. Notes,
  8.75%, 08/15/12                                 2,420,000        2,738,956
============================================================================
                                                                  21,094,756
============================================================================

COMMUNICATIONS EQUIPMENT-1.19%

Corning Inc., Unsec. Deb., 6.75%, 09/15/13        2,310,000        2,356,038
----------------------------------------------------------------------------
Lucent Technologies Inc., Unsec. Unsub.
  Global Deb., 6.45%, 03/15/29                   11,985,000        9,198,487
----------------------------------------------------------------------------
Nortel Networks Ltd. (Canada), Sr. Global
  Notes, 6.13%, 02/15/06                          3,605,000        3,614,012
============================================================================
                                                                  15,168,537
============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.58%

Case New Holland Inc., Sr. Notes, 9.25%,
  08/01/11 (Acquired 07/29/03-08/18/03; Cost
  $5,583,466)(a)                                  5,645,000        6,181,275
----------------------------------------------------------------------------
Navistar International Corp., Sr. Notes,
  7.50%, 06/15/11                                   930,000          962,550
----------------------------------------------------------------------------
Terex Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 07/15/11                          8,270,000        9,159,025
----------------------------------------------------------------------------
Trinity Industries, Inc., Sr. Notes, 6.50%,
  03/15/14 (Acquired 03/05/04; Cost
  $2,365,000)(a)                                  2,365,000        2,234,925
----------------------------------------------------------------------------
Wabtec Corp., Sr. Unsec. Gtd. Global Notes,
  6.88%, 07/31/13                                 1,545,000        1,564,312
============================================================================
                                                                  20,102,087
============================================================================

CONSTRUCTION MATERIALS-0.48%

U.S. Concrete, Inc., Sr. Sub. Notes, 8.38%,
  04/01/14 (Acquired 03/26/04-04/30/04; Cost
  $6,249,425)(a)                                  6,100,000        6,100,000
============================================================================

CONSUMER FINANCE-0.55%

Dollar Financial Group, Inc., Gtd. Global
  Notes, 9.75%, 11/15/11                          6,535,000        7,025,125
============================================================================

DISTILLERS & VINTNERS-0.10%

Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.13%, 01/15/12         1,220,000        1,320,650
============================================================================

DIVERSIFIED CHEMICALS-0.12%

FMC Corp., Sr. Sec. Global Notes, 10.25%,
  11/01/09                                        1,295,000        1,505,437
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL SERVICES-0.80%

Cornell Cos., Inc., Sr. Notes, 10.75%,
  07/01/12 (Acquired 06/17/04; Cost
  $937,508)(a)                                 $    950,000   $      945,250
----------------------------------------------------------------------------
Corrections Corp. of America, Sr. Notes,
  7.50%, 05/01/11                                 1,000,000        1,036,250
----------------------------------------------------------------------------
Geo Group Inc. (The), Sr. Unsec. Global
  Notes, 8.25%, 07/15/13                          2,820,000        2,876,400
----------------------------------------------------------------------------
United Rentals North America Inc., Sr. Unsec.
  Gtd. Global Notes, 6.50%, 02/15/12              5,465,000        5,301,050
============================================================================
                                                                  10,158,950
============================================================================

DIVERSIFIED METALS & MINING-0.15%

Massey Energy Co., Sr. Global Notes, 6.63%,
  11/15/10                                        1,850,000        1,891,625
============================================================================

DRUG RETAIL-0.69%

Jean Coutu Group (PJC) Inc. (The) (Canada),
  Sr. Notes, 7.63%, 08/01/12 (Acquired
  07/20/04; Cost $1,405,000)(a)(e)                1,405,000        1,422,562
----------------------------------------------------------------------------
Rite Aid Corp., Sr. Global Notes, 9.25%,
  06/01/13                                        6,930,000        7,293,825
============================================================================
                                                                   8,716,387
============================================================================

ELECTRIC UTILITIES-4.30%

Allegheny Energy Supply Co., LLC, Unsec.
  Global Notes, 7.80%, 03/15/11                   4,490,000        4,473,163
----------------------------------------------------------------------------
CMS Energy Corp.,
  Sr. Notes, 7.75%, 08/01/10 (Acquired
  07/09/03; Cost $1,376,419)(a)                   1,395,000        1,433,362
----------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 8.90%, 07/15/08        4,140,000        4,450,500
----------------------------------------------------------------------------
Dynegy Holdings Inc.,
  Sr. Sec. Gtd. Second Priority Notes,
  10.13%, 07/15/13 (Acquired
  08/01/03-08/21/03; Cost $8,084,832)(a)          8,130,000        8,983,650
----------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 8.75%, 02/15/12        3,855,000        3,816,450
----------------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding
  Corp.-Series C, Sr. Sec. Bonds, 7.16%,
  01/15/14                                        3,802,760        3,751,499
----------------------------------------------------------------------------
Midwest Generation LLC
  Series B., Global Asset-Backed Pass Through
  Ctfs., 8.56%, 01/02/16                         11,050,000       11,492,000
----------------------------------------------------------------------------
  Sr. Sec. Notes, 8.75%, 05/01/34 (Acquired
  04/15/04; Cost $4,590,000)(a)                   4,590,000        4,888,350
----------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08                         6,845,000        8,539,137
----------------------------------------------------------------------------
PG&E Corp., Sec. Global Notes, 6.88%,
  07/15/08                                        1,735,000        1,847,133
----------------------------------------------------------------------------
PSE&G Energy Holdings LLC, Unsec. Global
  Notes, 7.75%, 04/16/07                          1,000,000        1,061,250
============================================================================
                                                                  54,736,494
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

ELECTRONIC EQUIPMENT MANUFACTURERS-0.22%

Superior Essex Communications & Essex Group
  Inc., Sr. Notes, 9.00%, 04/15/12 (Acquired
  04/08/04; Cost $2,674,100)(a)                $  2,750,000   $    2,750,000
============================================================================

ELECTRONIC MANUFACTURING SERVICES-0.75%

Celestica Inc.(Canada), Sr. Sub. Notes,
  7.88%, 07/01/11                                 1,380,000        1,414,500
----------------------------------------------------------------------------
Flextronics International Ltd. (Singapore),
  Sr. Sub. Global Notes, 6.50%, 05/15/13          2,720,000        2,679,200
----------------------------------------------------------------------------
Sanmina-SCI Corp., Sr. Sec. Gtd. Global
  Notes, 10.38%, 01/15/10                         4,830,000        5,494,125
============================================================================
                                                                   9,587,825
============================================================================

ENVIRONMENTAL SERVICES-1.02%

Allied Waste North America, Inc.,
  Sr. Sec. Global Notes, 6.38%, 04/15/11          1,290,000        1,260,975
----------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Global Notes,
  7.38%, 04/15/14                                 2,685,000        2,597,737
----------------------------------------------------------------------------
  Series B, Sr. Sec. Gtd. Global Notes,
  8.50%, 12/01/08                                 8,370,000        9,186,075
============================================================================
                                                                  13,044,787
============================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.54%

IMC Global Inc.,
  Sr. Unsec. Global Notes, 10.88%, 08/01/13       4,225,000        5,175,625
----------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Global Notes,
  11.25%, 06/01/11                                1,450,000        1,696,500
============================================================================
                                                                   6,872,125
============================================================================

FOOD RETAIL-0.88%

Ahold Finance USA, Inc., Sr. Unsec. Gtd.
  Unsub. Notes, 8.25%, 07/15/10                   4,630,000        4,977,250
----------------------------------------------------------------------------
Ahold Lease USA, Inc.-Series 2001 A-1, Gtd.
  Asset-Backed Pass Through Ctfs., 7.82%,
  01/02/20                                        6,189,800        6,267,172
----------------------------------------------------------------------------
                                                                  11,244,422
============================================================================

FOREST PRODUCTS-0.57%

Ainsworth Lumber Co. Ltd. (Canada),
  Sr. Notes, 6.75%, 03/15/14 (Acquired
  02/27/04; Cost $1,380,000)(a)                   1,380,000        1,331,700
----------------------------------------------------------------------------
  6.75%, 03/15/14 (Acquired 05/11/04;
  Cost $3,331,591)(a)                             3,700,000        3,570,500
----------------------------------------------------------------------------
Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Global Notes, 7.75%, 11/15/13        1,385,000        1,419,625
----------------------------------------------------------------------------
Riverside Forest Products Ltd. (Canada), Sr.
  Notes, 7.88%, 03/01/14 (Acquired 02/17/04;
  Cost $920,000)(a)                                 920,000          963,700
============================================================================
                                                                   7,285,525
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

GAS UTILITIES-0.64%

SEMCO Energy, Inc.,
  Sr. Global Notes, 7.75%, 05/15/13            $  1,890,000   $    1,981,079
----------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 7.13%, 05/15/08        1,885,000        1,969,825
----------------------------------------------------------------------------
Sonat Inc., Sr. Unsec. Notes, 7.63%, 07/15/11     2,880,000        2,642,400
----------------------------------------------------------------------------
Southern Natural Gas Co., Sr. Unsec. Global
  Notes, 8.88%, 03/15/10                          1,450,000        1,598,625
============================================================================
                                                                   8,191,929
============================================================================

HEALTH CARE DISTRIBUTORS-0.42%

AmerisourceBergen Corp., Sr. Unsec. Gtd.
  Global Notes, 7.25%, 11/15/12                   4,130,000        4,315,850
----------------------------------------------------------------------------
National Nephrology Associates, Inc., Sr.
  Sub. Notes, 9.00%, 11/01/11 (Acquired
  10/16/03; Cost $910,000)(a)                       910,000        1,051,050
============================================================================
                                                                   5,366,900
============================================================================

HEALTH CARE EQUIPMENT-0.80%

Medex, Inc., Sr. Sub. Global Notes, 8.88%,
  05/15/13                                        4,125,000        4,393,125
----------------------------------------------------------------------------
MedQuest Inc.-Series B, Sr. Unsec. Gtd. Sub.
  Notes, 11.88%, 08/15/12                         2,880,000        3,283,200
----------------------------------------------------------------------------
Vicar Operating, Inc., Sr. Unsec. Gtd. Notes,
  9.88%, 12/01/09                                 2,300,000        2,553,000
============================================================================
                                                                  10,229,325
============================================================================

HEALTH CARE FACILITIES-3.67%

Ardent Health Services LLC, Sr. Sub. Global
  Notes, 10.00%, 08/15/13                         1,930,000        2,103,700
----------------------------------------------------------------------------
Beverly Enterprises, Inc., Sr. Sub. Notes,
  7.88%, 06/15/14 (Acquired 06/18/04-
  06/21/04; Cost $3,579,319)(a)                   3,635,000        3,671,350
----------------------------------------------------------------------------
Concentra Operating Corp., Sr. Unsec. Gtd.
  Sub. Notes, 9.13%, 06/01/12 (Acquired
  05/25/04; Cost $1,829,271)(a)                   1,855,000        1,980,212
----------------------------------------------------------------------------
Genesis HealthCare Corp., Sr. Sub. Global
  Notes, 8.00%, 10/15/13                          1,815,000        1,914,825
----------------------------------------------------------------------------
Hanger Orthopedic Group, Inc., Sr. Unsec.
  Gtd. Global Notes, 10.38%, 02/15/09             1,920,000        1,939,200
----------------------------------------------------------------------------
HEALTHSOUTH Corp., Sr. Unsec. Global Notes,
  8.38%, 10/01/11                                10,350,000       10,039,500
----------------------------------------------------------------------------
Tenet Healthcare Corp.,
  Sr. Notes, 9.88%, 07/01/14 (Acquired
  06/15/04; Cost $3,149,987)(a)                   3,225,000        3,354,000
----------------------------------------------------------------------------
  Sr. Unsec. Notes, 6.38%, 12/01/11               7,415,000        6,692,037
----------------------------------------------------------------------------
Triad Hospitals, Inc., Sr. Sub. Notes, 7.00%,
  11/15/13                                        7,360,000        7,268,000
----------------------------------------------------------------------------
United Surgical Partners International, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes, 10.00%,
  12/15/11                                        6,840,000        7,797,600
============================================================================
                                                                  46,760,424
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

HEALTH CARE SERVICES-0.52%

Quintiles Transnational Corp., Sr. Unsec.
  Sub. Global Notes, 10.00%, 10/01/13          $  3,750,000   $    3,862,500
----------------------------------------------------------------------------
Team Health, Inc., Sr. Sub. Notes, 9.00%,
  04/01/12 (Acquired 03/12/04; Cost
  $2,760,000)(a)                                  2,760,000        2,697,900
============================================================================
                                                                   6,560,400
============================================================================

HEALTH CARE SUPPLIES-0.88%

Fisher Scientific International Inc., Sr.
  Unsec. Sub. Global Notes, 8.13%, 05/01/12       7,790,000        8,559,262
----------------------------------------------------------------------------
Inverness Medical Innovations, Inc., Sr. Sub.
  Notes, 8.75%, 02/15/12 (Acquired 02/05/04;
  Cost $2,765,000)(a)                             2,765,000        2,695,875
============================================================================
                                                                  11,255,137
============================================================================

HOME FURNISHINGS-0.44%

Interface, Inc., Sr. Sub. Notes, 9.50%,
  02/01/14 (Acquired 01/27/04; Cost
  $1,840,000)(a)                                  1,840,000        1,872,200
----------------------------------------------------------------------------
Sealy Mattress Co., Sr. Sub. Notes, 8.25%,
  06/15/14 (Acquired 03/30/04; Cost
  $3,675,000)(a)                                  3,675,000        3,693,375
============================================================================
                                                                   5,565,575
============================================================================

HOMEBUILDING-0.65%

Technical Olympic USA, Inc., Sr. Unsec. Gtd.
  Global Notes, 9.00%, 07/01/10                   2,850,000        2,964,000
----------------------------------------------------------------------------
WCI Communities, Inc., Sr. Sub. Notes,
  10.63%, 02/15/11                                4,770,000        5,294,700
============================================================================
                                                                   8,258,700
============================================================================

HOTELS, RESORTS & CRUISE LINES-3.28%

Hilton Hotels Corp., Sr. Unsec. Notes, 7.63%,
  12/01/12                                        2,140,000        2,365,877
----------------------------------------------------------------------------
Intrawest Corp. (Canada),
  Sr. Unsec. Global Notes, 7.50%, 10/15/13        2,920,000        2,941,900
----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 10.50%,
  02/01/10                                        7,145,000        7,752,325
----------------------------------------------------------------------------
Kerzner International Ltd. (Bahamas), Sr.
  Unsec. Gtd. Sub. Global Notes, 8.88%,
  08/15/11                                        4,780,000        5,174,350
----------------------------------------------------------------------------
La Quinta Properties, Inc., Sr. Global Notes,
  8.88%, 03/15/11                                 4,830,000        5,349,225
----------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia),
  Sr. Unsec. Global Notes, 8.00%, 05/15/10        2,845,000        3,101,050
----------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 8.75%,
  02/02/11                                        7,320,000        8,271,600
----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
  Sr. Gtd. Global Notes, 7.88%, 05/01/12          6,235,000        6,764,975
============================================================================
                                                                  41,721,302
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

HOUSEHOLD APPLIANCES-0.29%

Fedders North America Inc., Sr. Unsec. Gtd.
  Global Notes, 9.88%, 03/01/14                $  4,600,000   $    3,703,000
============================================================================

INDUSTRIAL MACHINERY-1.15%

Aearo Co. I, Sr. Sub. Notes, 8.25%, 04/15/12
  (Acquired 04/01/04; Cost $1,340,000)(a)         1,340,000        1,373,500
----------------------------------------------------------------------------
Manitowoc Co., Inc. (The), Sr. Unsec. Gtd.
  Sub. Global Notes, 10.50%, 08/01/12             5,720,000        6,549,400
----------------------------------------------------------------------------
Valmont Industries, Inc., Sr. Gtd. Sub.
  Notes, 6.88%, 05/01/14 (Acquired 04/29/04;
  Cost $2,775,000)(a)                             2,775,000        2,775,000
----------------------------------------------------------------------------
Wolverine Tube, Inc., Sr. Notes, 7.38%,
  08/01/08 (Acquired 05/14/03-10/20/03; Cost
  $3,524,719)(a)                                  3,965,000        3,885,700
============================================================================
                                                                  14,583,600
============================================================================

INTEGRATED OIL & GAS-1.61%

PDVSA Finance Ltd. (Cayman Islands), Global
  Notes, 8.50%, 11/16/12                         11,260,000       11,710,400
----------------------------------------------------------------------------
Petrobras International Finance Co. (Cayman
  Islands), Sr. Unsec. Unsub. Global Notes,
  9.13%, 07/02/13                                 8,315,000        8,751,537
============================================================================
                                                                  20,461,937
============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.96%

LCI International, Inc., Sr. Notes, 7.25%,
  06/15/07                                       11,015,000       10,078,725
----------------------------------------------------------------------------
NTELOS Inc., Conv. Notes, 9.00%, 08/15/13
  (Acquired 04/10/03; $4,950,000)(a)(d)(e)        4,950,000        4,950,000
----------------------------------------------------------------------------
Qwest Capital Funding, Inc.,
  Unsec. Gtd. Global Notes,
  7.00%, 08/03/09                                 4,945,000        4,425,775
----------------------------------------------------------------------------
  7.25%, 02/15/11                                 6,620,000        5,742,850
----------------------------------------------------------------------------
Qwest Communications International Inc.,
  Sr. Floating Rate Notes, 4.75%, 02/15/09
  (Acquired 01/30/04; Cost $3,680,000)(a)(c)      3,680,000        3,532,800
----------------------------------------------------------------------------
  Sr. Notes, 7.25%, 02/15/11 (Acquired
  01/30/04-05/12/04; Cost $8,762,969)(a)          9,275,000        8,996,750
============================================================================
                                                                  37,726,900
============================================================================

INVESTMENT BANKING & BROKERAGE-0.18%

E*TRADE Financial Corp., Sr. Notes, 8.00%,
  06/15/11 (Acquired 06/02/04; Cost
  $2,305,000)(a)                                  2,305,000        2,310,762
============================================================================

LEISURE FACILITIES-0.59%

Six Flags, Inc. Sr. Global Notes, 9.63%,
  06/01/14                                        4,615,000        4,303,487
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
LEISURE FACILITIES-(CONTINUED)

Universal City Development Partners, Ltd.,
  Sr. Global Notes, 11.75%, 04/01/10           $  2,800,000   $    3,262,000
============================================================================
                                                                   7,565,487
============================================================================

LEISURE PRODUCTS-0.46%

Bombardier Recreational Products Inc.
  (Canada), Sr. Sub. Notes, 8.38%, 12/15/13
  (Acquired 12/11/03-04/27/04; Cost
  $5,779,725)(a)                                  5,800,000        5,887,000
============================================================================

LIFE & HEALTH INSURANCE-0.15%

Americo Life Inc., Notes, 7.88%, 05/01/13
  (Acquired 04/25/03; Cost $1,877,504)(a)         1,900,000        1,926,524
============================================================================

MARINE-0.23%

Overseas Shipholding Group, Inc., Sr. Unsec.
  Global Notes, 8.25%, 03/15/13                   2,715,000        2,877,900
============================================================================

METAL & GLASS CONTAINERS-4.34%

Anchor Glass Container Corp., Sr. Sec. Global
  Notes, 11.00%, 02/15/13                         6,340,000        7,291,000
----------------------------------------------------------------------------
Constar International Inc., Sr. Sub. Notes,
  11.00%, 12/01/12                                2,020,000        1,974,550
----------------------------------------------------------------------------
Crown European Holdings S.A. (France),
  Sr. Sec. Second Lien Global Notes, 9.50%,
  03/01/11                                        7,545,000        8,337,225
----------------------------------------------------------------------------
  Sr. Sec. Third Lien Global Notes, 10.88%,
  03/01/13                                        1,000,000        1,160,000
----------------------------------------------------------------------------
Greif Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.88%, 08/01/12                          4,775,000        5,228,625
----------------------------------------------------------------------------
Owens-Brockway Glass Container Inc.,
  Sr. Sec. Gtd. Global Notes,
  7.75%, 05/15/11                                 2,715,000        2,864,325
----------------------------------------------------------------------------
  8.75%, 11/15/12                                 5,540,000        6,107,850
----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 8.25%,
  05/15/13                                        4,150,000        4,388,625
----------------------------------------------------------------------------
Owens-Illinois, Inc., Sr. Unsec. Deb., 7.50%,
  05/15/10                                        3,675,000        3,739,313
----------------------------------------------------------------------------
Plastipak Holdings Inc., Sr. Unsec. Gtd.
  Global Notes, 10.75%, 09/01/11                  4,670,000        5,078,625
----------------------------------------------------------------------------
Pliant Corp.,
  Sr. Sec. Global Disc. Notes, 11.13%,
  06/15/09(b)                                     4,300,000        3,805,500
----------------------------------------------------------------------------
  Sr. Sec. Second Lien Global Notes, 11.13%,
  09/01/09                                        3,575,000        3,878,875
----------------------------------------------------------------------------
U.S. Can Corp., Sr. Sec. Gtd. Global Notes
  10.88%, 07/15/10                                1,395,000        1,422,900
============================================================================
                                                                  55,277,413
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

MOVIES & ENTERTAINMENT-0.79%

AMC Entertainment Inc.,
  Sr. Unsec. Sub. Notes, 9.88%, 02/01/12       $  3,750,000   $    3,862,500
----------------------------------------------------------------------------
  Sr. Sub. Notes, 8.00%, 03/01/14 (Acquired
  07/22/04; Cost $1,687,563)(a)(e)                1,675,000        1,553,563
----------------------------------------------------------------------------
River Rock Entertainment Authority, Sr.
  Notes, 9.75%, 11/01/11                          1,850,000        2,007,250
----------------------------------------------------------------------------
Warner Music Group, Sr. Sub. Notes, 7.38%,
  04/15/14 (Acquired 04/01/04; Cost
  $2,755,000)(a)                                  2,755,000        2,658,575
============================================================================
                                                                  10,081,888
============================================================================

MULTI-UTILITIES & UNREGULATED POWER-6.03%

AES Corp. (The),
  Sr. Sec. Second Priority Notes, 8.75%,
  05/15/13 (Acquired 05/01/03-08/12/03; Cost
  $3,614,525)(a)                                  3,650,000        4,005,875
----------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 7.75%, 03/01/14        5,700,000        5,571,750
----------------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec. Bonds,
  8.54%, 11/30/19                                 8,860,922        9,303,968
----------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Notes, 8.50%, 05/01/08          3,365,000        2,119,950
----------------------------------------------------------------------------
Calpine Corp.,
  Sr. Sec. Notes, 8.75%, 07/15/13 (Acquired
  07/10/03-05/11/04; Cost $8,333,913)(a)          8,665,000        6,932,000
----------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.25%, 08/15/05               6,765,000        6,325,275
----------------------------------------------------------------------------
Calpine Generating Co., LLC, Sec. Floating
  Rate Notes, 7.35%, 04/01/10 (Acquired
  03/23/04-05/11/04; Cost $5,206,113)(a)(c)       5,525,000        5,262,563
----------------------------------------------------------------------------
Mirant Americas Generation, LLC, Sr. Unsec.
  Notes, 7.63%, 05/01/06(e)(h)                    7,750,000        6,238,750
----------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Gtd. Second
  Priority Notes, 8.00%, 12/15/13 (Acquired
  12/17/03-04/12/04; Cost $6,134,300)(a)          7,115,000        7,328,450
----------------------------------------------------------------------------
Reliant Energy Inc., Sr. Sec. Global Notes,
  9.25%, 07/15/10                                 4,805,000        5,129,338
----------------------------------------------------------------------------
Reliant Energy Mid-Atlantic Power Holdings,
  LLC-Series B, Sr. Unsec. Pass Through
  Ctfs., 9.24%, 07/02/17                          2,956,853        3,222,969
----------------------------------------------------------------------------
Reliant Resources, Inc., Sr. Sec. Global
  Notes, 9.50%, 07/15/13                          4,605,000        4,961,888
----------------------------------------------------------------------------
Williams Cos., Inc. (The),
  Notes, 7.13%, 09/01/11                          4,940,000        5,162,300
----------------------------------------------------------------------------
  Sr. Notes, 8.63%, 06/01/10                      4,665,000        5,259,788
============================================================================
                                                                  76,824,864
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

OFFICE ELECTRONICS-0.91%

Xerox Corp.,
  Sr. Unsec. Notes,
  7.13%, 06/15/10                              $  3,650,000   $    3,768,625
----------------------------------------------------------------------------
  7.63%, 06/15/13                                 7,545,000        7,761,919
============================================================================
                                                                  11,530,544
============================================================================

OIL & GAS EQUIPMENT & SERVICES-1.57%

CHC Helicopter Corp. (Canada), Sr. Sub.
  Notes, 7.38%, 05/01/14 (Acquired 04/21/04;
  Cost $1,094,005)(a)                             1,100,000        1,102,750
----------------------------------------------------------------------------
Grant Prideco Escrow Corp., Sr. Unsec. Gtd.
  Global Notes, 9.00%, 12/15/09                   2,740,000        3,041,400
----------------------------------------------------------------------------
Hanover Compressor Co.,
  Sr. Notes, 9.00%, 06/01/14                      1,855,000        1,957,025
----------------------------------------------------------------------------
  Sr. Unsec. Sub. Gtd. Notes, 8.63%, 12/15/10     1,845,000        1,946,475
----------------------------------------------------------------------------
Key Energy Services, Inc., Sr. Notes, 6.38%,
  05/01/13                                        4,790,000        4,538,525
----------------------------------------------------------------------------
SESI, LLC, Sr. Unsec. Gtd. Global Notes,
  8.88%, 05/15/11                                 6,765,000        7,407,675
============================================================================
                                                                  19,993,850
============================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.53%

Paramount Resources Ltd. (Canada), Sr. Yankee
  Notes, 8.88%, 07/15/14                          4,140,000        4,160,700
----------------------------------------------------------------------------
Swift Energy Co., Sr. Unsec. Notes, 7.63%,
  07/15/11                                        2,455,000        2,528,650
============================================================================
                                                                   6,689,350
============================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-3.02%

CITGO Petroleum Corp., Sr. Unsec. Global
  Notes, 11.38%, 02/01/11                         8,545,000        9,954,925
----------------------------------------------------------------------------
El Paso CGP Co., Unsec. Notes, 7.75%,
  06/15/10                                        4,910,000        4,566,300
----------------------------------------------------------------------------
El Paso Production Holding Co., Sr. Unsec.
  Gtd. Global Notes, 7.75%, 06/01/13              7,585,000        7,281,600
----------------------------------------------------------------------------
GulfTerra Energy Partners, L.P.,
  Sr. Unsec. Global Notes, 6.25%, 06/01/10        2,805,000        2,882,138
----------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Sub. Global
  Notes, 8.50%, 06/01/11                          6,801,000        7,481,100
----------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy
  Finance Corp., Sr. Notes, 7.13%, 06/15/14
  (Acquired 06/10/04; Cost $2,259,842)(a)         2,300,000        2,380,500
----------------------------------------------------------------------------
Premcor Refining Group Inc. (The), Sr. Unsec.
  Global Notes, 7.50%, 06/15/15                   3,740,000        3,973,750
============================================================================
                                                                  38,520,313
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

PACKAGED FOODS & MEATS-0.72%

Dole Food Co., Inc., Sr. Unsec. Global Notes,
  8.88%, 03/15/11                              $  4,830,000   $    5,168,100
----------------------------------------------------------------------------
Pinnacle Foods Holding Corp.,
  Sr. Sub. Notes,
  8.25%, 12/01/13 (Acquired 02/05/04; Cost
  $2,864,429)(a)                                  2,765,000        2,647,488
----------------------------------------------------------------------------
  8.25%, 12/01/13 (Acquired 11/20/03; Cost
  $1,385,000)(a)                                  1,385,000        1,329,600
============================================================================
                                                                   9,145,188
============================================================================

PAPER PACKAGING-0.30%

Jefferson Smurfit Corp., Sr. Unsec. Gtd.
  Unsub. Global Notes, 7.50%, 06/01/13            3,775,000        3,850,500
============================================================================

PAPER PRODUCTS-2.66%

Abitibi-Consolidated Inc. (Canada), Floating
  Rate Notes, 5.02%, 06/15/11 (Acquired
  06/10/04; Cost $1,845,000)(a)(c)                1,845,000        1,877,288
----------------------------------------------------------------------------
Bowater Inc., Global Notes, 6.50%, 06/15/13       8,170,000        7,822,775
----------------------------------------------------------------------------
Cascades Inc. (Canada), Sr. Unsec. Global
  Notes, 7.25%, 02/15/13                          5,405,000        5,540,125
----------------------------------------------------------------------------
Cellu Tissue Holdings, Inc., Sr. Sec. Notes,
  9.75%, 03/15/10 (Acquired 03/05/04; Cost
  $2,833,170)(a)                                  2,865,000        2,865,000
----------------------------------------------------------------------------
Georgia-Pacific Corp.,
  Sr. Gtd. Global Notes, 7.38%, 07/15/08          3,850,000        4,148,375
----------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 8.00%, 01/15/24        2,770,000        2,911,963
----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 8.88%,
  02/01/10                                        6,820,000        7,825,950
----------------------------------------------------------------------------
Norske Skog Canada Ltd. (Canada)-Series D,
  Sr. Unsec. Gtd. Global Notes, 8.63%,
  06/15/11                                          800,000          866,000
============================================================================
                                                                  33,857,476
============================================================================

PERSONAL PRODUCTS-1.29%

Elizabeth Arden, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 7.75%, 01/15/14                   4,605,000        4,731,638
----------------------------------------------------------------------------
Herbalife International, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 11.75%, 07/15/10        5,270,000        5,981,450
----------------------------------------------------------------------------
Playtex Products, Inc., Sr. Sec. Notes,
  8.00%, 03/01/11 (Acquired 02/04/04; Cost
  $5,550,781)(a)                                  5,545,000        5,752,938
============================================================================
                                                                  16,466,026
============================================================================

PHARMACEUTICALS-0.88%

aaiPharma Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 11.50%, 04/01/10                         6,525,000        5,448,375
----------------------------------------------------------------------------
Athena Neurosciences Finance, LLC., Sr.
  Unsec. Unsub. Gtd. Notes, 7.25%, 02/21/08       3,385,000        3,368,075
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Valeant Pharmaceuticals International, Sr.
  Notes, 7.00%, 12/15/11 (Acquired 12/09/03-
  02/06/04; Cost $2,496,600)(a)                $  2,470,000   $    2,432,950
============================================================================
                                                                  11,249,400
============================================================================

PUBLISHING-1.14%

Medianews Group Inc., Sr. Unsec. Sub. Global
  Notes, 6.88%, 10/01/13                          3,230,000        3,141,175
----------------------------------------------------------------------------
PRIMEDIA Inc., Sr. Notes, 8.00%, 05/15/13
  (Acquired 05/08/03-08/18/03; Cost
  $5,685,681)(a)                                  5,750,000        5,376,250
----------------------------------------------------------------------------
Vertis Inc.-Series B, Sr. Unsec. Gtd. Global
  Notes, 10.88%, 06/15/09                         5,510,000        6,047,225
============================================================================
                                                                  14,564,650
============================================================================

RAILROADS-1.24%

Grupo Transportacion Ferroviaria Mexicana,
  S.A. de C.V. (Mexico),
  Sr. Gtd. Yankee Notes, 10.25%, 06/15/07         3,395,000        3,442,530
----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Yankee Deb., 11.75%,
  06/15/09                                        8,223,000        8,181,885
----------------------------------------------------------------------------
Kansas City Southern Railway, Sr. Unsec. Gtd.
  Global Notes, 9.50%, 10/01/08                   3,829,000        4,192,755
============================================================================
                                                                  15,817,170
============================================================================

REAL ESTATE-1.62%

Host Marriott L.P.,
  Sr. Unsec. Notes, 7.00%, 08/15/12 (Acquired
  07/27/04; Cost $2,368,757)(a)(e)                2,405,000        2,386,963
----------------------------------------------------------------------------
  Series G, Sr. Gtd. Global Notes, 9.25%,
  10/01/07                                        5,400,000        5,994,000
----------------------------------------------------------------------------
  Series I, Unsec. Gtd. Global Notes, 9.50%,
  01/15/07                                        1,420,000        1,562,000
----------------------------------------------------------------------------
iStar Financial Inc.,
  Sr. Unsec. Notes,
  6.50%, 12/15/13                                 3,690,000        3,708,450
----------------------------------------------------------------------------
  8.75%, 08/15/08                                   422,000          476,860
----------------------------------------------------------------------------
MeriStar Hospitality Corp., Sr. Unsec. Gtd.
  Global Notes, 9.13%, 01/15/11                   4,570,000        4,775,650
----------------------------------------------------------------------------
Ventas Realty L.P./Ventas Capital Corp., Sr.
  Unsec. Gtd. Global Notes, 8.75%, 05/01/09       1,525,000        1,662,250
============================================================================
                                                                  20,566,173
============================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.14%

LNR Property Corp.-Series A, Sr. Sub. Global
  Notes, 7.25%, 10/15/13                          1,850,000        1,845,375
============================================================================

REGIONAL BANKS-0.63%

Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12                                 7,225,000        7,983,625
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

SEMICONDUCTORS-0.46%

Viasystems Inc., Sr. Sub. Notes, 10.50%,
  01/15/11 (Acquired 12/12/03-02/25/04; Cost
  $6,246,163)(a)                               $  6,005,000   $    5,884,900
============================================================================

SOVEREIGN DEBT-0.11%

Federative Republic of Brazil (Brazil),
  Global Bonds, 10.50%, 07/14/14                  1,445,000        1,455,115
============================================================================

SPECIALTY CHEMICALS-4.01%

BCP Caylux Holdings Luxembourg S.C.A.
  (Luxembourg), Sr. Sub. Notes, 9.63%,
  06/15/14 (Acquired 06/03/04-06/28/04; Cost
  $3,292,100)(a)                                  3,230,000        3,367,275
----------------------------------------------------------------------------
Huntsman Advanced Materials LLC, Sr. Sec.
  Second Lien Notes, 11.00%, 07/15/10
  (Acquired 06/23/03; Cost $2,730,000)(a)         2,730,000        3,105,375
----------------------------------------------------------------------------
Huntsman Co. LLC, Sr. Unsec. Gtd. Global
  Notes, 11.63%, 10/15/10                         5,095,000        5,693,663
----------------------------------------------------------------------------
Huntsman International LLC, Sr. Unsec. Gtd.
  Global Notes, 9.88%, 03/01/09                   7,625,000        8,158,750
----------------------------------------------------------------------------
Millennium America Inc.,
  Sr. Notes, 9.25%, 06/15/08 (Acquired
  04/22/03-11/12/03; Cost $2,860,913)(a)          2,680,000        2,907,800
----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 9.25%,
  06/15/08                                        4,060,000        4,405,100
----------------------------------------------------------------------------
Nalco Co., Sr. Sub. Notes, 8.88%, 11/15/13
  (Acquired 05/05/04-05/11/04; Cost
  $5,702,863)(a)                                  5,565,000        5,843,250
----------------------------------------------------------------------------
Nalco Finance Holdings Inc., Sr. Disc. Notes,
  9.00%, 02/01/14 (Acquired 01/15/04-
  04/13/04; Cost $4,039,589)(a)(b)                6,450,000        4,321,500
----------------------------------------------------------------------------
OM Group, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 12/15/11                          5,185,000        5,366,475
----------------------------------------------------------------------------
Rhodia S.A. (France), Sr. Notes, 7.63%,
  06/01/10 (Acquired 05/20/03; Cost
  $1,860,000)(a)                                  1,860,000        1,720,500
----------------------------------------------------------------------------
Westlake Chemical Corp., Sr. Unsec. Gtd.
  Global Notes, 8.75%, 07/15/11                   5,585,000        6,157,463
============================================================================
                                                                  51,047,151
============================================================================

SPECIALTY STORES-1.48%

Couche-Tard U.S. L.P./Couche-Tard Finance
  Corp., Sr. Sub. Global Notes, 7.50%,
  12/15/13                                        2,300,000        2,351,750
----------------------------------------------------------------------------
CSK Auto Inc., Unsec. Gtd. Global Notes,
  7.00%, 01/15/14                                 2,300,000        2,185,000
----------------------------------------------------------------------------
Nebraska Book Co., Inc., Sr. Unsec. Sub.
  Global Notes, 8.63%, 03/15/12                   4,600,000        4,577,000
----------------------------------------------------------------------------
Pantry, Inc. (The), Sr. Sub. Global Notes,
  7.75%, 02/15/14                                 4,620,000        4,608,450
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
SPECIALTY STORES-(CONTINUED)

Petco Animal Supplies Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 10.75%, 11/01/11          $  4,540,000   $    5,107,500
============================================================================
                                                                  18,829,700
============================================================================

STEEL-0.56%

AK Steel Corp., Sr. Unsec. Gtd. Global Notes,
  7.75%, 06/15/12                                   535,000          497,550
----------------------------------------------------------------------------
IPSCO, Inc. (Canada), Sr. Global Notes,
  8.75%, 06/01/13                                 5,935,000        6,676,875
============================================================================
                                                                   7,174,425
============================================================================

TEXTILES-0.37%

INVISTA, Sr. Notes, 9.25%, 05/01/12 (Acquired
  04/23/04; Cost $4,630,000)(a)                   4,630,000        4,751,538
============================================================================

TRUCKING-0.44%

Laidlaw International Inc., Sr. Unsec. Gtd.
  Global Notes, 10.75%, 06/15/11                  5,045,000        5,574,725
============================================================================

WIRELESS TELECOMMUNICATION SERVICES-6.46%

AirGate PCS, Inc., Sr. Sec. Sub. Notes,
  9.38%, 09/01/09                                 5,319,900        5,240,102
----------------------------------------------------------------------------
Alamosa (Delaware), Inc., Sr. Unsec. Gtd.
  Disc. Notes, 12.00%, 07/31/09(b)                5,113,000        5,049,088
----------------------------------------------------------------------------
American Tower Corp., Sr. Global Notes,
  9.38%, 02/01/09                                 5,345,000        5,719,150
----------------------------------------------------------------------------
Centennial Cellular Operating Co./Centennial
  Communications Corp., Sr. Unsec. Gtd.
  Global Notes, 10.13%, 06/15/13                  6,500,000        6,743,750
----------------------------------------------------------------------------
Crown Castle International Corp., Sr. Global
  Notes, 9.38%, 08/01/11                          4,500,000        5,118,750
----------------------------------------------------------------------------
Dobson Communications Corp., Sr. Global
  Notes, 8.88%, 10/01/13                          6,535,000        5,031,950
----------------------------------------------------------------------------
Horizon PCS, Inc., Sr. Unsec. Gtd. Disc.
  Global Notes, 14.00%, 10/01/10(b)(e)(f)         5,150,000        1,660,875
----------------------------------------------------------------------------
Innova S. de R.L. (Mexico), Global Notes,
  9.38%, 09/19/13                                 9,205,000        9,803,325
----------------------------------------------------------------------------
iPCS Escrow Co., Sr. Unsec. Notes, 11.50%,
  05/01/12 (Acquired 04/22/04; Cost
  $3,780,000)(a)                                  3,780,000        3,921,750
----------------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Disc. Notes, 14.00%,
  07/15/10(b)(e)(f)                               6,335,000        3,880,188
----------------------------------------------------------------------------
Millicom International Cellular S.A.
  (Luxembourg), Sr. Unsec. Notes, 10.00%,
  12/01/13 (Acquired 11/19/03; Cost
  $925,000)(a)                                      925,000          929,625
----------------------------------------------------------------------------
Nextel Communications, Inc.,
  Sr. Unsec. Notes,
  5.95%, 03/15/14                                 4,600,000        4,358,500
----------------------------------------------------------------------------
  7.38%, 08/01/15                                 2,535,000        2,668,088
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

Nextel Partners, Inc., Sr. Global Notes,
  8.13%, 07/01/11                              $  3,710,000   $    3,876,950
----------------------------------------------------------------------------
Rural Cellular Corp., Sr. Unsec. Global
  Notes, 9.88%, 02/01/10                          3,690,000        3,708,450
----------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA
  Communications Corp., Sr. Unsec. Disc.
  Global Notes, 9.75%, 12/15/11(b)                6,255,000        4,769,438
----------------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Unsec. Gtd.
  Disc. Global Notes, 14.00%, 05/15/10(b)         3,102,000        3,125,265
----------------------------------------------------------------------------
US Unwired Inc.,
  Sr. Sec. First Priority Floating Rate
  Notes, 5.79%, 06/15/10 (Acquired 06/10/04;
  Cost $2,765,000)(a)(c)                          2,765,000        2,834,125
----------------------------------------------------------------------------
  Sr. Sec. Second Priority Notes, 10.00%,
  06/15/12 (Acquired 06/10/04; Cost
  $913,799)(a)                                      920,000          943,000
----------------------------------------------------------------------------
Western Wireless Corp., Sr. Unsec. Global
  Notes, 9.25%, 07/15/13                          2,790,000        2,880,675
============================================================================
                                                                  82,263,044
============================================================================
    Total Bonds & Notes (Cost $1,170,323,526)                  1,182,388,067
============================================================================

                                                  SHARES
STOCKS & OTHER EQUITY INTERESTS-3.41%

ALTERNATIVE CARRIERS-0.00%

KMC Telecom Holdings, Inc.-Wts., expiring
  01/31/08(i)                                            35                0
----------------------------------------------------------------------------
WAM!NET Inc.-Wts., expiring 03/01/05(i)              17,100              171
============================================================================
                                                                         171
============================================================================

BROADCASTING & CABLE TV-0.04%

Knology, Inc.(j)                                     64,931          283,099
----------------------------------------------------------------------------
  Wts., expiring 10/22/07 (Acquired 03/12/98-
  02/01/00; Cost $270)(a)(d)(e)(i)                   47,295           20,148
----------------------------------------------------------------------------
XM Satellite Radio Inc.-Wts., expiring
  03/15/10(i)                                         3,750          206,250
============================================================================
                                                                     509,497
============================================================================

COMMUNICATIONS EQUIPMENT-0.00%

Loral Space & Communications, Ltd.-Wts.,
  expiring 12/26/06(i)                               74,000              370
============================================================================

CONSTRUCTION MATERIALS-0.00%

Dayton Superior-Wts., expiring 06/15/09
  (Acquired 08/07/00-01/30/01; Cost
  $10,000)(a)(e)(i)                                  10,780              108
============================================================================

----------------------------------------------------------------------------
                                                                  MARKET
                                                  SHARES          VALUE

GENERAL MERCHANDISE STORES-0.01%

Travelcenters of America Inc.
  Wts., expiring 05/01/09 (Acquired 01/29/01;
  Cost $0)(a)(e)(i)                                  14,700   $       77,175
----------------------------------------------------------------------------
  Wts., expiring 05/01/09(i)                          4,900           25,725
============================================================================
                                                                     102,900
============================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.
  Series B, Pfd.-Wts, expiring 11/15/09
  (Acquired 06/13/00; Cost $0)(a)(e)(i)              21,155                0
----------------------------------------------------------------------------
  Wts, expiring 11/15/09 (Acquired 06/13/00;
  Cost $0)(a)(e)(i)                                  21,155                0
============================================================================
                                                                           0
============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.19%

McLeodUSA Inc.-Wts., expiring 04/16/07(i)           117,164           15,231
----------------------------------------------------------------------------
NTELOS Inc.
  (Acquired 09/10/03; Cost
  $5,437,500)(a)(d)(e)                              246,765        5,330,124
----------------------------------------------------------------------------
  Wts., expiring 08/15/10 (Acquired 07/21/00-
  11/15/00; Cost $214,160)(a)(d)(e)(i)               33,035                0
----------------------------------------------------------------------------
Telewest Global, Inc.(j)                            861,044        9,729,797
----------------------------------------------------------------------------
XO Communications, Inc.
  Series A-Wts., expiring 01/16/10(i)                59,878           70,057
----------------------------------------------------------------------------
  Series B-Wts., expiring 01/16/10(i)                42,841           32,131
----------------------------------------------------------------------------
  Series C-Wts., expiring 01/16/10(i)                51,111           29,133
============================================================================
                                                                  15,206,473
============================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.61%

AES Trust VII, $3.00 Pfd.                           172,950        7,782,750
============================================================================

PUBLISHING-0.69%

PRIMEDIA Inc.
  Series D, 10.00% Pfd.                              57,750        5,457,375
----------------------------------------------------------------------------
  Series F, 9.20% Pfd.                               37,800        3,345,300
============================================================================
                                                                   8,802,675
============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.87%

Alamosa Holdings, Inc.-Series B, Conv. Pfd.
  $18.75                                              6,433        3,604,114
----------------------------------------------------------------------------
American Tower Corp.-Wts., expiring 08/01/08
  (Acquired 01/22/03-04/29/03; Cost
  $414,167)(a)(e)(i)                                  7,220        1,494,540
----------------------------------------------------------------------------
Horizon PCS, Inc.-Wts., expiring 10/01/10
  (Acquired 05/02/01; Cost $0)(a)(e)(i)              29,480              295
----------------------------------------------------------------------------
iPCS, Inc.-Wts., expiring 07/15/10 (Acquired
  01/29/01; Cost $0)(a)(e)(i)                         6,880                7
----------------------------------------------------------------------------
IWO Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01; Cost $0)(a)(e)(i)              14,340              144
----------------------------------------------------------------------------

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

NII Holdings Inc.(j)                                156,147   $    5,936,709
----------------------------------------------------------------------------
UbiquiTel Operating Co.-Wts., expiring
  04/15/10 (Acquired 08/10/00; Cost
  $0)(a)(e)(i)                                       27,680              277
============================================================================
                                                                  11,036,086
============================================================================
    Total Stocks & Other Equity Interests
      (Cost $39,253,131)                                          43,441,030
============================================================================

----------------------------------------------------------------------------
                                                                  MARKET
                                                  SHARES          VALUE

MONEY MARKET FUNDS-2.14%

Liquid Assets Portfolio-Institutional
  Class(k)                                       13,631,880   $   13,631,880
============================================================================
STIC Prime Portfolio-Institutional Class(k)      13,631,880       13,631,880
============================================================================
    Total Money Market Funds (Cost
      $27,263,760)                                                27,263,760
============================================================================
TOTAL INVESTMENTS-98.40% (Cost
  $1,236,840,417)                                              1,253,092,857
============================================================================
OTHER ASSETS LESS LIABILITIES-1.60%                               20,316,611
============================================================================
NET ASSETS-100.00%                                            $1,273,409,468
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
Pfd.    - Preferred
PIK     - Payment in Kind
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 07/31/04 was $252,133,445, which represented 19.80% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) Discounted note at issue. The interest rate represents the coupon rate at which the note will accrue at a specified future date.
(c) Interest rate is redetermined quarterly. Rate shown is rate in effect on 07/31/04.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at 07/31/04 was $10,562,417, which represented 0.84% of the Fund's total investments. See Note 1A.
(e) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 07/31/04 was $32,770,251, which represented 2.57% of the Fund's net assets.
(f) Defaulted security. Issuer has filed for protection under Chapter 11 of the U.S. Bankruptcy Code. The aggregate market value of these securities at 07/31/04 was $34,157,983, which represented 2.73% of the Fund's total investments.
(g) Interest rate is redetermined semi-annually. Rate shown is rate in effect on 07/31/04.
(h) Defaulted security. Currently, the issuer is in default with respect to interest payments. The aggregate market value of these securities at 07/31/04 was $9,326,137, which represented 0.74% of the Fund's total investments.
(i) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(j) Non-income producing security.
(k) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

ASSETS:

Investments, at market value (cost
  $1,209,576,657)                            $ 1,225,829,097
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $27,263,760)                        27,263,760
============================================================
     Total investments (cost
       $1,236,840,417)                         1,253,092,857
============================================================
Cash                                               1,409,685
------------------------------------------------------------
Receivables for:
  Investments sold                                 7,357,555
------------------------------------------------------------
  Fund shares sold                                   824,924
------------------------------------------------------------
  Dividends and interest                          23,597,333
------------------------------------------------------------
  Investments matured (Note 9)                        23,036
------------------------------------------------------------
  Amount due from advisor                            859,989
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   156,509
------------------------------------------------------------
Other assets                                         109,878
============================================================
     Total assets                              1,287,431,766
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            6,196,408
------------------------------------------------------------
  Fund shares reacquired                           3,802,053
------------------------------------------------------------
  Dividends                                        2,754,306
------------------------------------------------------------
  Deferred compensation and retirement
     plans                                           270,333
------------------------------------------------------------
Accrued distribution fees                            548,641
------------------------------------------------------------
Accrued trustees' fees                                 2,061
------------------------------------------------------------
Accrued transfer agent fees                          385,937
------------------------------------------------------------
Accrued operating expenses                            62,559
============================================================
     Total liabilities                            14,022,298
============================================================
Net assets applicable to shares outstanding  $ 1,273,409,468
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 3,311,520,392
------------------------------------------------------------
Undistributed net investment income               (2,671,331)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                       (2,051,692,033)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                      16,252,440
============================================================
                                             $ 1,273,409,468
____________________________________________________________
============================================================


NET ASSETS:

Class A                                      $   555,042,329
____________________________________________________________
============================================================
Class B                                      $   411,088,471
____________________________________________________________
============================================================
Class C                                      $    75,971,085
____________________________________________________________
============================================================
Investor Class                               $   225,998,498
____________________________________________________________
============================================================
Institutional Class                          $     5,309,085
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          128,662,603
____________________________________________________________
============================================================
Class B                                           94,996,177
____________________________________________________________
============================================================
Class C                                           17,622,031
____________________________________________________________
============================================================
Investor Class                                    52,349,091
____________________________________________________________
============================================================
Institutional Class                                1,231,828
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          4.31
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $4.31 divided by
       95.25%)                               $          4.52
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                   $          4.33
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                   $          4.31
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
     share                                   $          4.32
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                   $          4.31
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended July 31, 2004

INVESTMENT INCOME:

Interest                                                      $115,491,091
--------------------------------------------------------------------------
Dividends                                                        3,706,995
--------------------------------------------------------------------------
Dividends from affiliates                                          284,623
==========================================================================
     Total investment income                                   119,482,709
==========================================================================


EXPENSES:

Advisory fees                                                    7,060,337
--------------------------------------------------------------------------
Administrative services fees                                       345,709
--------------------------------------------------------------------------
Custodian fees                                                     110,784
--------------------------------------------------------------------------
Distribution fees:

  Class A                                                        1,495,500
--------------------------------------------------------------------------
  Class B                                                        4,960,921
--------------------------------------------------------------------------
  Class C                                                          851,815
--------------------------------------------------------------------------
  Investor Class                                                   445,275
--------------------------------------------------------------------------
Transfer agent fees:

  Class A, B, C and Investor                                     2,837,544
--------------------------------------------------------------------------
  Institutional Class                                                  594
--------------------------------------------------------------------------
Trustees' fees and retirement fees                                  30,595
--------------------------------------------------------------------------
Other                                                              688,172
==========================================================================
     Total expenses                                             18,827,246
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (276,588)
--------------------------------------------------------------------------
     Net expenses                                               18,550,658
==========================================================================
Net investment income                                          100,932,051
==========================================================================


REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                    47,647,309
==========================================================================
Net increase from payments by affiliates -- See Note 2             837,926
==========================================================================
Change in net unrealized appreciation of investment
  securities                                                    25,070,033
==========================================================================
Net gain from investment securities                             73,555,268
==========================================================================
Net increase in net assets resulting from operations          $174,487,319
__________________________________________________________________________
==========================================================================


See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  100,932,051    $   95,342,128
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             47,647,309      (164,599,730)
----------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                           837,926                --
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                    25,070,033       278,571,487
==============================================================================================
    Net increase in net assets resulting from operations         174,487,319       209,313,885
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (48,472,912)      (48,175,551)
----------------------------------------------------------------------------------------------
  Class B                                                        (36,610,283)      (41,662,189)
----------------------------------------------------------------------------------------------
  Class C                                                         (6,311,046)       (4,898,704)
----------------------------------------------------------------------------------------------
  Investor Class                                                 (15,359,857)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                                (47,509)               --
==============================================================================================
    Decrease in net assets resulting from distributions         (106,801,607)      (94,736,444)
==============================================================================================
Share transactions-net:
  Class A                                                        (25,301,882)       68,038,018
----------------------------------------------------------------------------------------------
  Class B                                                       (146,494,803)       13,140,786
----------------------------------------------------------------------------------------------
  Class C                                                           (249,978)       16,219,386
----------------------------------------------------------------------------------------------
  Investor Class                                                 223,068,292                --
----------------------------------------------------------------------------------------------
  Institutional Class                                              5,284,210                --
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                 56,305,839        97,398,190
==============================================================================================
    Net increase in net assets                                   123,991,551       211,975,631
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,149,417,917       937,442,286
==============================================================================================
  End of year (including undistributed net investment income of $(2,671,331) and $689,140 for 2004 and 2003,
    respectively)                                             $1,273,409,468    $1,149,417,917
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official

     Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/ event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/ event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. REDEMPTION FEES -- The Fund has instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

NOTE 2--ADVISORY FEES AND OTHER AFFILIATED PAYMENTS

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% on the first $200 million of the Fund's average daily net assets, plus 0.55% on the next $300 million of the Fund's average daily net assets, plus 0.50% on the next $500 million of the Fund's average daily net assets, plus 0.45% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended July 31, 2004, AIM waived fees of $6,992.

    For the year ended July 31, 2004, the advisor reimbursed the Fund for the economic loss of $837,926 for security rights that expired with value.

    For the period ended July 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $93,147 of expenses incurred by the Fund in connection with matters related to both pending regulatory complaints against INVESCO Funds Group, Inc. ("IFG") alleging market timing and the ongoing market timing investigations with respect to IFG and AIM, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2004, AIM was paid $345,709 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended July 31, 2004, AISI retained $1,560,292 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B and Class C Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the year ended July 31, 2004, the Class A, Class B, Class C and Investor Class shares paid $1,495,500, $4,960,921, $851,815 and $322,764 respectively. AIM reimbursed $122,511 of Investor Class expenses related to an overpayment of prior period Rule 12b-1 fees of the INVESCO High Yield Fund paid to INVESCO Distributors, Inc., the prior distributor of INVESCO High Yield Fund, and an AIM affiliate.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2004, AIM Distributors advised the Fund that it retained $138,959 in front-end sales commissions from the sale of Class A shares and $529,236, $16,634 and $20,917 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended July 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                       UNREALIZED
                 MARKET VALUE       PURCHASES         PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND               07/31/03          AT COST         FROM SALES      (DEPRECIATION)      07/31/04       INCOME      GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class             $    --       $299,579,656     $(285,947,776)       $    --        $13,631,880     $143,861       $    --
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                  --        298,615,816      (284,983,936)            --         13,631,880      140,762            --
===============================================================================================================================
  Total             $    --       $598,195,472     $(570,931,712)       $    --        $27,263,760     $284,623       $    --
===============================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2004, the Fund received credits in transfer agency fees of $16,917 and credits in custodian fees of $37,021 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $53,938.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2004, the Fund paid legal fees of $7,617 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the year ended July 31, 2004, the average interfund borrowings for the number of days outstanding was $18,549,917 with a weighted average interest rate of 1.44% and interest expense of $8,776.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. The Fund did not borrow under the facility during the year ended July 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested. At July 31, 2004, there were no securities out on loan to brokers.

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2004 and 2003 was as follows:

                                                                  2004           2003
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $106,801,607    $94,736,444
_________________________________________________________________________________________
=========================================================================================

TAX COMPONENTS OF NET ASSETS:

As of July 31, 2004, the components of net assets on a tax basis were as follows:

                                                                     2004
-------------------------------------------------------------------------------
Undistributed ordinary income                                   $       274,895
-------------------------------------------------------------------------------
Unrealized appreciation -- investments                                7,602,524
-------------------------------------------------------------------------------
Temporary book/tax differences                                       (1,514,774)
-------------------------------------------------------------------------------
Capital loss carryforward                                        (2,034,913,509)
-------------------------------------------------------------------------------
Post-October capital loss deferral                                   (9,560,060)
-------------------------------------------------------------------------------
Shares of beneficial interest                                     3,311,520,392
===============================================================================
Total net assets                                                $ 1,273,409,468
_______________________________________________________________________________
===============================================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales, the deferral of capital losses, bond premium amortization and other timing differences.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of July 31, 2004 to utilizing $1,943,300,145 of capital loss carryforward in the fiscal year ended July 31, 2005.

    The Fund has a capital loss carryforward as of July 31, 2004 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
July 31, 2006                                                   $  117,576,336
------------------------------------------------------------------------------
July 31, 2007                                                      330,885,143
------------------------------------------------------------------------------
July 31, 2008                                                      317,959,747
------------------------------------------------------------------------------
July 31, 2009                                                      187,591,628
------------------------------------------------------------------------------
July 31, 2010                                                      488,676,295
------------------------------------------------------------------------------
July 31, 2011                                                      510,629,455
------------------------------------------------------------------------------
July 31, 2012                                                       81,594,905
==============================================================================
Total capital loss carryforward                                 $2,034,913,509
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003 the date of the reorganization of INVESCO High Yield Fund into the Fund are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2004 was $1,044,686,413 and $1,200,848,449, respectively.

    Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp., which is in default with respect to the principal payments on $600,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 66,183,831
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (58,581,307)
==============================================================================
Net unrealized appreciation of investment securities             $  7,602,524
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,245,490,333.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of bond premiums, sales of defaulted bonds and capital loss carryforward limitations, on July 31, 2004, undistributed net investment income was increased by $2,570,888, undistributed net realized gain (loss) was increased by $291,408,879 and shares of beneficial interest decreased by $293,979,767. Further, as a result of capital loss carryforward limitations and tax deferrals acquired in the reorganization of INVESCO High Yield Fund into the Fund on November 3, 2003, undistributed net investment income was decreased by $61,803, undistributed net realized gain
(loss) was decreased by $462,394,473 and shares of beneficial interest increased by $462,456,276. These reclassifications had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                               CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED JULY 31,
                                                              --------------------------------------------------------------
                                                                          2004                             2003
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       87,902,041    $ 369,269,080     163,631,121    $ 631,077,903
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       18,127,441       77,847,288      30,851,723      117,940,158
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       12,117,732       52,362,546      12,379,160       47,768,358
----------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                              5,359,665       23,456,707              --               --
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         1,221,889        5,241,327              --               --
============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        7,028,356       30,449,463       7,455,053       28,454,055
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                        4,377,543       19,024,636       5,176,658       19,722,338
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                          973,966        4,228,476         768,448        2,934,254
----------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                              2,967,064       12,998,054              --               --
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                            11,040           47,509              --               --
============================================================================================================================
Issued in connection with acquisitions:
  Class A                                                        3,472,810(c)    14,863,500(c)    8,999,611(d)    37,602,120(d)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                          625,758(c)     2,692,622(c)   10,480,525(d)    43,922,476(d)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                        3,933,894(c)    16,848,468(c)    1,949,995(d)     8,144,636(d)
----------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                             67,146,021(c)   287,723,965(c)           --               --
============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       13,318,518       57,901,548       7,570,103       29,132,839
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (13,278,261)     (57,901,548)     (7,535,951)     (29,132,839)
============================================================================================================================
Reacquired:(e)
  Class A                                                     (116,337,900)    (497,785,473)   (167,318,004)    (658,228,899)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (43,628,313)    (188,157,801)    (36,609,427)    (139,311,347)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (16,972,525)     (73,689,468)    (11,045,541)     (42,627,862)
----------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                            (23,123,659)    (101,110,434)             --               --
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                            (1,101)          (4,626)             --               --
============================================================================================================================
                                                                15,241,979    $  56,305,839      26,753,474    $  97,398,190
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Investor Class shares commenced sales on September 30, 2003.
(b)  Institutional Class shares commenced sales on April 30, 2004.
(c) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO High Yield Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO High Yield Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 75,178,483 shares of the Fund for 83,984,532 shares of INVESCO High Yield Fund outstanding as of the close of business October 31, 2003. INVESCO High Yield Fund net assets at that date of $322,128,555 including $25,898,307 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $1,216,112,386.
(d) As of the opening of business on June 23, 2003, the Fund acquired all of the net assets of AIM High Yield Fund II pursuant to a plan of reorganization approved by the Trustees of the Fund on February 6, 2003 and AIM High Yield Fund II shareholders on June 4, 2003. The acquisition was accomplished by a tax-free exchange of 21,430,131 shares of the Fund for 14,799,134 shares of AIM High Yield Fund II outstanding as of the close of business June 20, 2003. AIM High Yield Fund II net assets at that date of $89,669,232 including $(611,924) of unrealized appreciation (depreciation), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $1,256,561,728.
(e) Amount is net of redemption fees of $15,259, $11,302, $2,089, $6,213 and $146 for Class A, Class B, Class C, Investor Class and Institutional Class shares, respectively.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CLASS A
                                  -----------------------------------------------------------------------------------------------
                                                                                                  SEVEN MONTHS
                                                      YEAR ENDED JULY 31,                            ENDED            YEAR ENDED
                                  ------------------------------------------------------------      JULY 31,         DECEMBER 31,
                                    2004                  2003           2002           2001          2000               1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $   4.10              $   3.70       $   4.92       $   7.00     $     8.07         $     8.77
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income               0.33(a)               0.37(a)        0.49(b)        0.68           0.47               0.85
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                   0.23                  0.40          (1.19)         (2.03)         (1.03)             (0.66)
=================================================================================================================================
    Total from investment
      operations                      0.56                  0.77          (0.70)         (1.35)         (0.56)              0.19
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                           (0.35)                (0.37)         (0.52)         (0.69)         (0.49)             (0.87)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                     --                    --             --          (0.03)         (0.02)             (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                   --                    --             --          (0.01)            --                 --
=================================================================================================================================
    Total distributions              (0.35)                (0.37)         (0.52)         (0.73)         (0.51)             (0.89)
=================================================================================================================================
Redemption fees added to shares
  of beneficial interest              0.00                    --             --             --             --                 --
=================================================================================================================================
Net asset value, end of period    $   4.31              $   4.10       $   3.70       $   4.92     $     7.00         $     8.07
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                      13.92%                22.10%        (15.36)%       (19.98)%        (7.12)%             2.21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $555,042              $547,092       $417,974       $683,845     $1,056,453         $1,364,502
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                              1.05%(d)(e)           1.16%          1.07%          0.99%          0.93%(f)           0.92%
=================================================================================================================================
Ratio of net investment income
  to average net assets               7.68%(d)              9.64%         11.15%(b)      11.98%         10.79%(f)          10.06%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)              89%                  101%            59%            55%            23%                79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 11.22%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $598,200,173.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and expense reimbursements was 1.06%.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                                  CLASS B
                                           --------------------------------------------------------------------------------------
                                                                                                     SEVEN MONTHS
                                                            YEAR ENDED JULY 31,                         ENDED         YEAR ENDED
                                           ------------------------------------------------------      JULY 31,      DECEMBER 31,
                                             2004             2003             2002        2001          2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   4.12         $   3.71         $   4.93    $   7.01     $     8.07      $     8.76
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.30(a)          0.34(a)          0.45(b)     0.64           0.44            0.79
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.23             0.41            (1.18)      (2.03)         (1.03)          (0.66)
=================================================================================================================================
    Total from investment operations           0.53             0.75            (0.73)      (1.39)         (0.59)           0.13
=================================================================================================================================
Less distributions:
  Dividends from net investment income        (0.32)           (0.34)           (0.49)      (0.65)         (0.45)          (0.80)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                              --               --               --       (0.03)         (0.02)          (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                            --               --               --       (0.01)            --              --
=================================================================================================================================
    Total distributions                       (0.32)           (0.34)           (0.49)      (0.69)         (0.47)          (0.82)
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                          0.00               --               --          --             --              --
=================================================================================================================================
Net asset value, end of period             $   4.33         $   4.12         $   3.71    $   4.93     $     7.01      $     8.07
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)(d)                            13.06%           21.44%          (15.99)%    (20.60)%        (7.49)%          1.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $411,088         $530,239         $469,408    $756,704     $1,206,737      $1,559,864
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets        1.80%(e)(f)      1.91%            1.82%       1.75%          1.69%(g)        1.68%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                   6.93%(e)         8.89%           10.40%(b)    11.22%        10.03%(g)        9.30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(h)                       89%             101%              59%         55%            23%             79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Total return is after reimbursement by the advisor for the economic loss on security rights that expired with value. Total return before reimbursement by the advisor was 12.80%.
(e)  Ratios are based on average daily net assets of $496,092,108.
(f) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and expense reimbursements was 1.81%.
(g)  Annualized.
(h)  Not annualized for periods less than one year.

                                                                                      CLASS C
                                                   ------------------------------------------------------------------------------
                                                                YEAR ENDED JULY 31,                  SEVEN MONTHS     YEAR ENDED
                                                   ---------------------------------------------    ENDED JULY 31,   DECEMBER 31,
                                                    2004            2003       2002       2001           2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  4.10         $  3.70    $  4.92    $  6.99       $   8.05        $   8.74
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.30(a)         0.34(a)    0.45(b)    0.65           0.44            0.78
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                   0.23            0.40      (1.18)     (2.03)         (1.03)          (0.65)
=================================================================================================================================
    Total from investment operations                  0.53            0.74      (0.73)     (1.38)         (0.59)           0.13
=================================================================================================================================
Less distributions:
  Dividends from net investment income               (0.32)          (0.34)     (0.49)     (0.65)         (0.45)          (0.80)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                     --              --         --      (0.03)         (0.02)          (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment
    income                                              --              --         --      (0.01)            --              --
=================================================================================================================================
    Total distributions                              (0.32)          (0.34)     (0.49)     (0.69)         (0.47)          (0.82)
=================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                            0.00              --         --         --             --              --
=================================================================================================================================
Net asset value, end of period                     $  4.31         $  4.10    $  3.70    $  4.92       $   6.99        $   8.05
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                      13.12%          21.22%    (16.02)%   (20.52)%        (7.51)%          1.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $75,971         $72,086    $50,060    $81,871       $110,297        $129,675
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets               1.80%(d)(e)     1.91%      1.82%      1.75%          1.69%(f)        1.68%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              6.93%(d)        8.89%     10.40%(b)   11.22%        10.03%(f)        9.30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                              89%            101%        59%        55%            23%             79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $85,181,525.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and expense reimbursements was 1.81%.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                  INVESTOR CLASS
                                                                ------------------
                                                                SEPTEMBER 30, 2003
                                                                   (DATE SALES
                                                                  COMMENCED) TO
                                                                  JULY 31, 2004
----------------------------------------------------------------------------------
Net asset value, beginning of period                                 $   4.20
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                  0.28(a)
----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                 0.13
==================================================================================
    Total from investment operations                                     0.41
==================================================================================
Less distributions from net investment income                           (0.29)
----------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest                   0.00
==================================================================================
Net asset value, end of period                                       $   4.32
__________________________________________________________________________________
==================================================================================
Total return(b)(c)                                                       9.93%
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $225,998
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                         0.96%(d)
----------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                      1.03%(d)
==================================================================================
Ratio of net investment income to average net assets                     7.77%(d)
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate(e)                                                 89%
__________________________________________________________________________________
==================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Total return is after reimbursement by the advisor for the economic loss on security rights that expired with value. Total return before reimbursement by the advisor was 9.67%.
(d) Ratios are annualized and based on average daily net assets of $226,674,919.
(e)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                   JULY 31, 2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 4.39
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.09(a)
-----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        (0.08)
===================================================================================
    Total from investment operations                                    0.01
===================================================================================
Less distributions from net investment income                          (0.09)
-----------------------------------------------------------------------------------
Redemption fees added to beneficial interest                            0.00
===================================================================================
Net asset value, end of period                                        $ 4.31
___________________________________________________________________________________
===================================================================================
Total return(b)                                                         0.16%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $5,309
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets                                 0.67%(c)
===================================================================================
Ratio of net investment income to average net assets                    8.06%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(d)                                                89%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,338,324.
(d)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to
Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, has reached an agreement in principle with certain regulators to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, also has reached an agreement in principle with certain regulators to resolve investigations related to market timing activity in the AIM Funds. AIM expects that its wholly owned subsidiary A I M Distributors, Inc. ("ADI"), the distributor of the Fund's shares, also will be included as a party in the settlement with respect to AIM. In addition, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits, as described more fully below. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Agreements in Principle and Settled Enforcement Actions Related to Market Timing

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the State of New York, acting through the office of the state Attorney General ("NYAG"), filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. At the time these proceedings were filed Mr. Cunningham held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. Mr. Cunningham is no longer affiliated with AIM. In addition, on December 2, 2003, the State of Colorado, acting through the office of the state Attorney General ("COAG"), filed civil proceedings against IFG. Each of the SEC, NYAG and COAG complaints alleged, in substance, that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. Neither the Fund nor any of the other AIM or INVESCO Funds were named as a defendant in any of these proceedings. AIM and certain of its current and former officers also have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the COAG, the NYAG and the staff of the SEC to resolve the civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators. It has subsequently been agreed with the SEC that, in addition to AIM, ADI will be a named party in the settlement of the SEC's investigation.

  Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM and ADI will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM, ADI and IFG as well as the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

  Despite the agreements in principle discussed above, there can be no assurance that AMVESCAP will be able to reach a satisfactory final settlement with the regulators, or that any such final settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. ("IINA"), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI are expected to total $375 million. Additionally, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM or INVESCO Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

  On September 8, 2004, Mr. Cunningham's law firm issued a press release announcing that Mr. Cunningham had agreed to resolve the civil actions against him by paying the SEC and the NYAG a $500,000 civil penalty, to accept a two-year ban from the securities industry and to accept a five-year ban from serving as an officer or director in the securities industry.

  On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

Ongoing Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Ongoing Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and related defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively promote the sale of the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Intermediate Government Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Intermediate Government Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Intermediate Government Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 17, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

July 31, 2004

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
U.S. MORTGAGE-BACKED SECURITIES-77.81%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-13.31%

Pass Through Ctfs.,
  9.00%, 12/01/05 to 04/01/25                  $  4,501,566   $    5,037,316
----------------------------------------------------------------------------
  8.00%, 07/01/06 to 11/17/30                     8,238,583        8,956,157
----------------------------------------------------------------------------
  8.50%, 07/01/07 to 10/01/29                     3,611,526        3,928,491
----------------------------------------------------------------------------
  7.00%, 11/01/10 to 01/01/34                    23,024,013       24,419,440
----------------------------------------------------------------------------
  6.50%, 02/01/11 to 01/01/34                    48,113,287       50,788,253
----------------------------------------------------------------------------
  10.00%, 11/01/11 to 04/01/20                    1,430,161        1,604,415
----------------------------------------------------------------------------
  12.00%, 02/01/13                                    2,860            3,219
----------------------------------------------------------------------------
  6.00%, 06/01/17 to 05/01/33                       537,836          554,707
----------------------------------------------------------------------------
  4.50%, 05/01/19                                11,869,546       11,686,204
----------------------------------------------------------------------------
  10.50%, 08/01/19 to 01/01/21                      280,315          313,390
----------------------------------------------------------------------------
  9.50%, 11/01/20 to 04/01/25                     1,106,410        1,245,784
----------------------------------------------------------------------------
  7.50%, 09/01/29 to 09/01/30                    12,558,470       13,491,642
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 08/01/15(a)                             10,914,540       10,996,137
============================================================================
                                                                 133,025,155
============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-51.88%

Pass Through Ctfs.,
  8.50%, 01/01/07 to 10/01/30                    19,579,935       21,679,505
----------------------------------------------------------------------------
  7.50%, 07/01/10 to 07/01/32                    12,494,456       13,389,553
----------------------------------------------------------------------------
  7.00%, 05/01/11 to 08/01/34                    52,702,141       55,813,890
----------------------------------------------------------------------------
  8.00%, 02/01/12 to 08/01/32                    38,460,649       41,527,806
----------------------------------------------------------------------------
  6.50%, 05/01/13 to 07/01/34                    93,427,456       98,526,918
----------------------------------------------------------------------------
  6.00%, 10/01/13 to 11/01/33                   125,930,031      130,659,178
----------------------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22                       249,586          281,900
----------------------------------------------------------------------------
  5.00%, 01/01/17 to 11/01/33                    11,931,332       11,928,843
----------------------------------------------------------------------------
  4.50%, 05/01/18 to 06/01/18                    24,996,019       24,640,613
----------------------------------------------------------------------------
  10.00%, 12/20/19 to 12/20/21                    1,409,789        1,579,434
----------------------------------------------------------------------------
  10.34%, 04/20/25                                  487,852          553,137
----------------------------------------------------------------------------
  5.50%, 02/01/32 to 12/01/33                    51,775,790       52,067,802
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 08/01/19(a)                             31,718,794       32,618,700
----------------------------------------------------------------------------
  5.00%, 08/01/19 to 08/01/34(a)                 28,913,320       28,507,594
----------------------------------------------------------------------------
  6.00%, 08/01/34(a)                              4,807,000        4,940,076
============================================================================
                                                                 518,714,949
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-12.62%

Pass Through Ctfs.,
  6.00%, 10/15/08 to 08/15/33                  $ 15,927,245   $   16,427,312
----------------------------------------------------------------------------
  6.50%, 10/15/08 to 07/15/34                    61,137,611       64,172,604
----------------------------------------------------------------------------
  7.00%, 10/15/08 to 06/15/33                     9,009,260        9,641,869
----------------------------------------------------------------------------
  9.00%, 10/15/08 to 04/15/21                       201,453          224,363
----------------------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23                       853,171          958,157
----------------------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24                    1,930,215        2,166,481
----------------------------------------------------------------------------
  11.00%, 12/15/09 to 10/15/15                       17,385           19,441
----------------------------------------------------------------------------
  12.50%, 11/15/10                                    7,644            8,713
----------------------------------------------------------------------------
  13.00%, 01/15/11 to 12/15/14                       92,941          107,865
----------------------------------------------------------------------------
  13.50%, 04/15/11 to 04/15/15                      116,335          134,107
----------------------------------------------------------------------------
  12.00%, 02/15/13 to 07/15/15                      101,202          116,191
----------------------------------------------------------------------------
  10.50%, 02/15/16                                   13,246           14,979
----------------------------------------------------------------------------
  5.00%, 11/15/17 to 02/15/18                    27,822,074       28,309,219
----------------------------------------------------------------------------
  8.00%, 01/15/22 to 06/15/27                     3,110,371        3,420,781
----------------------------------------------------------------------------
  7.50%, 03/15/26 to 08/15/28                       413,890          445,972
============================================================================
                                                                 126,168,054
============================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $779,230,011)                                        777,908,158
============================================================================

U.S. GOVERNMENT AGENCY SECURITIES-15.38%

FEDERAL FARM CREDIT BANK-1.49%

Bonds,
  6.00%, 06/11/08                                 4,490,000        4,858,793
----------------------------------------------------------------------------
Medium Term Notes,
  5.75%, 12/07/28                                10,000,000       10,036,660
============================================================================
                                                                  14,895,453
============================================================================

FEDERAL HOME LOAN BANK-2.59%

Unsec. Bonds,
  6.50%, 11/15/05                                 2,000,000        2,101,401
----------------------------------------------------------------------------
  7.25%, 02/15/07                                 5,500,000        6,039,675
----------------------------------------------------------------------------
  4.88%, 05/15/07                                16,000,000       16,659,532
----------------------------------------------------------------------------
  5.48%, 01/08/09                                 1,000,000        1,061,767
============================================================================
                                                                  25,862,375
============================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-6.92%

Unsec. Global Notes,
  4.38%, 02/04/10(b)                             52,200,000       51,725,897
----------------------------------------------------------------------------
  4.75%, 12/08/10(b)                             17,500,000       17,492,475
============================================================================
                                                                  69,218,372
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------


FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.18%

Series B, Unsec. Medium Term Notes,
  6.47%, 09/25/12                              $ 10,550,000   $   11,745,737
============================================================================

PRIVATE EXPORT FUNDING COMPANY-2.01%

Series G, Sec. Gtd. Notes,
  6.67%, 09/15/09                                 3,900,000        4,349,163
----------------------------------------------------------------------------
Series J, Sec. Gtd. Notes,
  7.65%, 05/15/06                                 7,000,000        7,590,621
----------------------------------------------------------------------------
Series UU, Sec. Gtd. Notes,
  7.95%, 11/01/06                                 8,000,000        8,126,979
============================================================================
                                                                  20,066,763
============================================================================

TENNESSEE VALLEY AUTHORITY-1.19%

Series G, Global Bonds,
  5.38%, 11/13/08                                11,250,000       11,903,999
============================================================================
    Total U.S. Government Agency Securities
      (Cost $152,241,761)                                        153,692,699
============================================================================

U.S. TREASURY SECURITIES-8.03%

U.S. TREASURY BILLS-0.98%

1.63%, 01/31/05(c)                                8,400,000        8,398,031
----------------------------------------------------------------------------
6.75%, 05/15/05(c)                                1,300,000        1,348,648
============================================================================
                                                                   9,746,679
============================================================================


                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

U.S. TREASURY NOTES-4.79%

4.63%, 05/15/06                                $ 19,800,000   $   20,502,281
----------------------------------------------------------------------------
12.75%, 11/15/10                                 11,700,000       13,242,938
----------------------------------------------------------------------------
4.00%, 11/15/12                                   7,500,000        7,337,110
----------------------------------------------------------------------------
4.25%, 08/15/13                                   6,900,000        6,810,516
============================================================================
                                                                  47,892,845
============================================================================

U.S. TREASURY BONDS-1.90%

7.50%, 11/15/16 to 11/15/24                      14,950,000       18,972,149
============================================================================

U.S. TREASURY STRIPS-0.36%

6.79%, 11/15/18(d)                                7,750,000        3,636,445
============================================================================
    Total U.S. Treasury Securities (Cost
      $78,741,520)                                                80,248,118
============================================================================

                                                  SHARES

MONEY MARKET FUNDS-13.39%

Government & Agency Portfolio-Institutional
  Class (Cost $133,893,250)(e)                  133,893,250      133,893,250
============================================================================
TOTAL INVESTMENTS-114.61% (Cost
  $1,144,106,542)                                              1,145,742,225
============================================================================
OTHER ASSETS LESS LIABILITIES-(14.61%)                          (146,024,197)
============================================================================
NET ASSETS-100.00%                                            $  999,718,028
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Gtd.    - Guaranteed
Sec.    - Secured
STRIPS  - Separately Traded Registered Interest and Principal Security
TBA     - To Be Announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security purchased on a forward commitment basis. These securities are subject to dollar roll transactions. See Note 1F.
(b) Principal amount has been deposited in escrow with broker as collateral for reverse repurchase agreements outstanding at July 31, 2004.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

ASSETS:

Investments, at market value (cost
  $1,010,213,292)                             $1,011,848,975
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $133,893,250)                            133,893,250
============================================================
    Total investments (cost $1,144,106,542)    1,145,742,225
============================================================
Receivables for:
  Investments sold                                 4,229,990
------------------------------------------------------------
  Fund shares sold                                   894,562
------------------------------------------------------------
  Dividends and interest                           7,439,620
------------------------------------------------------------
  Principal paydowns                                  24,553
------------------------------------------------------------
  Amount due from advisor                              3,358
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                    95,767
------------------------------------------------------------
Other assets                                          77,554
============================================================
    Total assets                               1,158,507,629
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Accrued interest expense                            10,614
------------------------------------------------------------
  Investments purchased                           87,024,536
------------------------------------------------------------
  Fund shares reacquired                           2,485,320
------------------------------------------------------------
  Dividends                                          451,528
------------------------------------------------------------
  Reverse repurchase agreements                   67,978,000
------------------------------------------------------------
  Deferred compensation and retirement plans         132,672
------------------------------------------------------------
Accrued distribution fees                            488,897
------------------------------------------------------------
Accrued trustees' fees                                 1,696
------------------------------------------------------------
Accrued transfer agent fees                           52,968
------------------------------------------------------------
Accrued operating expenses                           163,370
============================================================
    Total liabilities                            158,789,601
============================================================
Net assets applicable to shares outstanding   $  999,718,028
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,058,086,423
------------------------------------------------------------
Undistributed net investment income                  (60,098)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                          (59,943,980)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                       1,635,683
============================================================
                                              $  999,718,028
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  462,804,241
____________________________________________________________
============================================================
Class B                                       $  376,960,246
____________________________________________________________
============================================================
Class C                                       $   78,759,741
____________________________________________________________
============================================================
Class R                                       $    4,422,398
____________________________________________________________
============================================================
Investor Class                                $   76,771,402
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           51,370,380
____________________________________________________________
============================================================
Class B                                           41,711,697
____________________________________________________________
============================================================
Class C                                            8,748,466
____________________________________________________________
============================================================
Class R                                              490,606
____________________________________________________________
============================================================
Investor Class                                     8,516,609
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $         9.01
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.01 divided
      by 95.25%)                              $         9.46
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $         9.04
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $         9.00
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $         9.01
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $         9.01
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended July 31, 2004

INVESTMENT INCOME:

Interest                                                      $46,939,128
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      662,672
=========================================================================
    Total investment income                                    47,601,800
=========================================================================

EXPENSES:

Advisory fees                                                   4,380,063
-------------------------------------------------------------------------
Administrative services fees                                      301,305
-------------------------------------------------------------------------
Custodian fees                                                    122,081
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                       1,226,616
-------------------------------------------------------------------------
  Class B                                                       4,879,364
-------------------------------------------------------------------------
  Class C                                                       1,024,882
-------------------------------------------------------------------------
  Class R                                                          18,812
-------------------------------------------------------------------------
  Investor Class                                                  120,794
-------------------------------------------------------------------------
Interest                                                          831,333
-------------------------------------------------------------------------
Transfer agent fees                                             2,430,172
-------------------------------------------------------------------------
Trustees' and retirement fees                                      28,410
-------------------------------------------------------------------------
Other                                                             744,619
=========================================================================
    Total expenses                                             16,108,451
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (120,867)
=========================================================================
    Net expenses                                               15,987,584
=========================================================================
Net investment income                                          31,614,216
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities            (3,613,531)
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                    6,973,548
=========================================================================
Net gain from investment securities                             3,360,017
=========================================================================
Net increase in net assets resulting from operations          $34,974,233
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   31,614,216    $   44,215,132
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (3,613,531)       16,683,688
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                          6,973,548       (27,772,540)
==============================================================================================
    Net increase in net assets resulting from operations          34,974,233        33,126,280
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (24,212,763)      (26,079,182)
----------------------------------------------------------------------------------------------
  Class B                                                        (20,411,485)      (26,326,300)
----------------------------------------------------------------------------------------------
  Class C                                                         (4,304,998)       (5,528,766)
----------------------------------------------------------------------------------------------
  Class R                                                           (176,822)          (50,065)
----------------------------------------------------------------------------------------------
  Investor Class                                                  (2,950,092)               --
==============================================================================================
    Total distributions from net investment income               (52,056,160)      (57,984,313)
==============================================================================================
Share transactions-net:
  Class A                                                       (168,638,127)      177,560,836
----------------------------------------------------------------------------------------------
  Class B                                                       (271,162,557)       51,686,953
----------------------------------------------------------------------------------------------
  Class C                                                        (57,106,581)       12,514,743
----------------------------------------------------------------------------------------------
  Class R                                                            444,990         4,114,325
----------------------------------------------------------------------------------------------
  Investor Class                                                  78,685,852                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (417,776,423)      245,876,857
==============================================================================================
    Net increase (decrease) in net assets                       (434,858,350)      221,018,824
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,434,576,378     1,213,557,554
==============================================================================================
  End of year (including undistributed net investment income of $(60,098) and $574,843 for 2004 and 2003,
    respectively)                                             $  999,718,028    $1,434,576,378
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Intermediate Government Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions are considered borrowings under the 1940 Act. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The difference between the selling price and the future repurchase price is recorded as realized gain (loss). At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended July 31, 2004, AIM waived fees of $11,188.

    For the period ended July 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $83,038 of expenses incurred by the Fund in connection with matters related to both pending regulatory complaints against INVESCO Funds Group, Inc. ("IFG") alleging market timing and the ongoing market timing investigations with respect to IFG and AIM, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses, along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2004, AIM was paid $301,305 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2004, AISI retained $1,451,424 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class R Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the year ended July 31, 2004, the Class A, Class B, Class C, Class R and Investor Class shares paid $1,226,616, $4,879,364, $1,024,882,
$18,812 and $111,334, respectively. AIM reimbursed $9,460 of Investor Class expenses related to an overpayment of prior period Rule 12b-1 fees of the INVESCO U.S. Government Securities Fund paid to INVESCO Distributors, Inc., the prior distributor of INVESCO U.S. Government Securities Fund, an AIM affiliate.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended July 31, 2004, AIM Distributors advised the Fund that it retained $151,406 in front-end sales commissions from the sale of Class A shares and $246,868, $21,138, $29,839 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended July 31, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED         MARKET
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               07/31/03          AT COST          FROM SALES       (DEPRECIATION)      07/31/04        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Government &
  Agency
  Portfolio-
  Institutional
  Class          $132,830,068     $1,241,995,480    $(1,240,932,298)       $   --        $133,893,250     $662,672       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2004, the Fund received credits in transfer agency fees of $14,044 and credits in custodian fees of $3,137 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $17,181.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2004, the Fund paid legal fees of $7,303 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities subsequently will be repurchased as specified in the agreements. During the year ended July 31, 2004, the average borrowings for the number of days outstanding was $73,382,150 with a weighted average interest rate of 1.13% and interest expense of $831,333.

    Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions from ordinary income                            $52,056,160    $57,984,313
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
----------------------------------------------------------------------------
Undistributed ordinary income                                 $      117,080
----------------------------------------------------------------------------
Unrealized appreciation -- investments                               849,911
----------------------------------------------------------------------------
Temporary book/tax differences                                      (114,196)
----------------------------------------------------------------------------
Capital loss carryforward                                        (45,839,387)
----------------------------------------------------------------------------
Post-October capital loss deferral                               (13,381,803)
----------------------------------------------------------------------------
Shares of beneficial interest                                  1,058,086,423
============================================================================
Total net assets                                              $  999,718,028
____________________________________________________________________________
============================================================================

    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales and the treatment of bond premium amortization.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of July 31, 2004 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
July 31, 2007                                                  $20,298,822
---------------------------------------------------------------------------
July 31, 2008                                                    9,400,360
---------------------------------------------------------------------------
July 31, 2011                                                      377,217
---------------------------------------------------------------------------
July 31, 2012                                                   15,762,988
===========================================================================
Total capital loss carryforward                                $45,839,387
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003 the date of reorganization of INVESCO U.S. Government Securities Fund into the Fund are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2004 was $1,603,793,973 and $1,912,276,127, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 9,257,791
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (8,407,880)
===============================================================================
Net unrealized appreciation of investment securities               $   849,911
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $1,144,892,314.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of paydowns on mortgage backed securities, bond premium amortizations and reorganization transactions on July 31, 2004, undistributed net investment income was increased by $19,818,874 and undistributed net realized gain (loss) was decreased by $19,818,874. Further, as a result of tax deferrals acquired in the reorganization of INVESCO U.S. Government Securities Fund into the Fund on November 24, 2003, undistributed net investment income was decreased by $11,871, undistributed net realized gain (loss) was decreased by $402,940 and shares of beneficial interest increased by $414,811. These reclassifications had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                                CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED JULY 31,
                                                              ---------------------------------------------------------------
                                                                          2004                             2003
                                                              ----------------------------    -------------------------------
                                                                SHARES          AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      31,583,939    $ 288,510,314     220,216,980    $ 2,079,496,949
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       4,337,954       39,810,996      39,224,867        371,793,547
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,182,666       19,991,367      15,772,023        148,860,238
-----------------------------------------------------------------------------------------------------------------------------
  Class R                                                         393,399        3,601,416         640,841          6,006,843
-----------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                             1,017,858        9,313,513              --                 --
=============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       2,316,710       21,181,595       2,298,707         21,695,397
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,786,445       16,400,177       2,246,868         21,273,356
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                         367,396        3,358,535         462,683          4,365,869
-----------------------------------------------------------------------------------------------------------------------------
  Class R                                                          18,224          166,422           5,158             48,588
-----------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                               306,566        2,798,507              --                 --
=============================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                         517,741        4,773,211              --                 --
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                         115,186        1,065,926              --                 --
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                         271,140        2,498,508              --                 --
-----------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                            10,784,102       99,480,732              --                 --
=============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       3,411,127       31,202,564       2,912,619         27,474,869
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,400,020)     (31,202,564)     (2,902,708)       (27,474,869)
=============================================================================================================================
Reacquired:
  Class A                                                     (56,265,272)    (514,305,811)   (206,614,068)    (1,951,106,379)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (32,388,466)    (297,237,092)    (33,209,518)      (313,905,081)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (9,072,717)     (82,954,991)    (14,941,292)      (140,711,364)
-----------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (363,960)      (3,322,848)       (206,681)        (1,941,106)
-----------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                            (3,591,917)     (32,906,900)             --                 --
=============================================================================================================================
                                                              (45,671,899)   $(417,776,423)     25,906,479    $   245,876,857
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Investor Class shares commenced sales on September 30, 2003.
(b) As of the open of business on November 24, 2003, the Fund acquired all of the net assets of INVESCO U.S. Government Securities Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO U.S. Government Securities Fund shareholders on October 28, 2003. The acquisition was accomplished by a tax-free exchange of 11,688,169 shares of the Fund for 14,502,725 shares of INVESCO U.S. Government Securities Fund outstanding as of the close of business on November 21, 2003. INVESCO U.S. Government Securities Fund's net assets at that date of $107,818,377 including $(775,060) of unrealized appreciation (depreciation), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $11,119,380,636.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             CLASS A
                                 ------------------------------------------------------------------------------------------------
                                                                                                     SEVEN MONTHS
                                                      YEAR ENDED JULY 31,                               ENDED         YEAR ENDED
                                 --------------------------------------------------------------        JULY 31,      DECEMBER 31,
                                   2004                 2003            2002             2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $   9.15             $   9.28        $   9.08         $   8.77        $   8.80        $   9.58
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income              0.29(a)              0.33(a)         0.43(b)          0.50(a)         0.34            0.60
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  0.02                (0.04)           0.23             0.35           (0.03)          (0.78)
=================================================================================================================================
    Total from investment
      operations                     0.31                 0.29            0.66             0.85            0.31           (0.18)
=================================================================================================================================
Less distributions from net
  investment income                 (0.45)               (0.42)          (0.46)           (0.54)          (0.34)          (0.60)
=================================================================================================================================
Net asset value, end of period   $   9.01             $   9.15        $   9.28         $   9.08        $   8.77        $   8.80
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                      3.45%                3.03%           7.39%            9.91%           3.55%          (1.87)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                       $462,804             $639,002        $473,104         $302,391        $221,636        $238,957
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets (including
  interest expense)                  1.01%(d)(e)          0.90%           0.94%            1.32%           1.25%(f)        1.08%
=================================================================================================================================
Ratio of expenses to average
  net assets (excluding
  interest expense)                  0.94%(d)(e)          0.89%           0.90%            0.93%           0.98%(f)        0.89%
=================================================================================================================================
Ratio of net investment income
  to average net assets              3.15%(d)             3.47%           4.58%(b)         5.61%           6.61%(f)        6.60%
=================================================================================================================================
Ratio of interest expense to
  average net assets                 0.07%(d)             0.01%           0.04%            0.39%           0.27%(f)        0.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)            142%                 275%            146%             194%             65%            141%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset backed securities as adjustments to net investment income. Had the fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the investment income per share would have been $0.47 and the ratio of net investment income to average net assets would have been 5.09%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not include sales charges.
(d)  Ratios are based on average daily net assets of $490,646,614.
(e) After fee waivers and/or reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or reimbursements was 1.02% including interest expense and 0.95% excluding interest expense.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                            CLASS B
                              ---------------------------------------------------------------------------------------------------
                                                                                                  SEVEN MONTHS
                                                   YEAR ENDED JULY 31,                               ENDED            YEAR ENDED
                              --------------------------------------------------------------        JULY 31,         DECEMBER 31,
                                2004                 2003            2002             2001            2000               1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                   $   9.18             $   9.31        $   9.11         $   8.79        $   8.82           $   9.59
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income           0.22(a)              0.26(a)         0.37(b)          0.44(a)         0.30               0.53
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and unrealized)      0.02                (0.04)           0.22             0.35           (0.04)             (0.77)
=================================================================================================================================
    Total from investment
      operations                  0.24                 0.22            0.59             0.79            0.26              (0.24)
=================================================================================================================================
Less distributions from net
  investment income              (0.38)               (0.35)          (0.39)           (0.47)          (0.29)             (0.53)
=================================================================================================================================
Net asset value, end of
  period                      $   9.04             $   9.18        $   9.31         $   9.11        $   8.79           $   8.82
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                   2.68%                2.30%           6.58%            9.17%           3.05%             (2.56)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)              $376,960             $654,305        $613,306         $269,677        $177,032           $228,832
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets (including
  interest expense)               1.76%(d)(e)          1.65%           1.69%            2.08%           2.01%(f)           1.85%
=================================================================================================================================
Ratio of expenses to average
  net assets (excluding
  interest expense)               1.69%(d)(e)          1.64%           1.65%            1.69%           1.74%(f)           1.66%
=================================================================================================================================
Ratio of net investment
  income to average net
  assets                          2.40%(d)             2.72%           3.83%(b)         4.85%           5.85%(f)           5.83%
=================================================================================================================================
Ratio of interest expense to
  average net assets              0.07%(d)             0.01%           0.04%            0.39%           0.27%(f)           0.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)         142%                 275%            146%             194%             65%               141%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset backed securities as adjustments to net investment income. Had the fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not include sales charges.
(d)  Ratios are based on average daily net assets of $487,936,357.
(e) After fee waivers and/or reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or reimbursements was 1.77% including interest expense and 1.70% excluding interest expense.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                              CLASS C
                                  -----------------------------------------------------------------------------------------------
                                                                                                     SEVEN MONTHS
                                                      YEAR ENDED JULY 31,                               ENDED         YEAR ENDED
                                  ------------------------------------------------------------         JULY 31,      DECEMBER 31,
                                   2004                 2003            2002            2001             2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $  9.15             $   9.27        $   9.08         $  8.77         $  8.79         $  9.56
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income              0.22(a)              0.26(a)         0.37(b)         0.44(a)         0.30            0.53
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  0.01                (0.03)           0.21            0.34           (0.03)          (0.77)
=================================================================================================================================
    Total from investment
      operations                     0.23                 0.23            0.58            0.78            0.27           (0.24)
=================================================================================================================================
Less distributions from net
  investment income                 (0.38)               (0.35)          (0.39)          (0.47)          (0.29)          (0.53)
=================================================================================================================================
Net asset value, end of period    $  9.00             $   9.15        $   9.27         $  9.08         $  8.77         $  8.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                      2.58%                2.42%           6.48%           9.08%           3.18%          (2.57)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $78,760             $137,213        $127,114         $59,915         $34,206         $39,011
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets (including interest
  expense)                           1.76%(d)(e)          1.65%           1.69%           2.08%           2.01%(f)        1.85%
=================================================================================================================================
Ratio of expenses to average net
  assets (excluding interest
  expense)                           1.69%(d)(e)          1.64%           1.65%           1.69%           1.74%(f)        1.66%
=================================================================================================================================
Ratio of net investment income
  to average net assets              2.40%(d)             2.72%           3.83%(b)        4.85%           5.85%(f)        5.83%
=================================================================================================================================
Ratio of interest expense to
  average net assets                 0.07%(d)             0.01%           0.04%           0.39%           0.27%(f)        0.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)            142%                 275%            146%            194%             65%            141%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset backed securities as adjustments to net investment income. Had the fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not include sales charges.
(d)  Ratios are based on average daily net assets of $102,488,198.
(e) After fee waivers and/or reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or reimbursements was 1.77% including interest expense and 1.70% excluding interest expense.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                             CLASS R
                                                              --------------------------------------
                                                                                       JUNE 3, 2002
                                                                   YEAR ENDED           (DATE SALES
                                                                    JULY 31,           COMMENCED) TO
                                                              ---------------------      JULY 31,
                                                               2004           2003         2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 9.16         $ 9.27       $ 9.13
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.27(a)        0.30(a)      0.07(b)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.01          (0.02)        0.14
====================================================================================================
    Total from investment operations                            0.28           0.28         0.21
====================================================================================================
Less distributions from net investment income                  (0.43)         (0.39)       (0.07)
====================================================================================================
Net asset value, end of period                                $ 9.01         $ 9.16       $ 9.27
____________________________________________________________________________________________________
====================================================================================================
Total return(c)                                                 3.08%          2.99%        2.34%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $4,422         $4,057       $   34
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets (including interest
  expense)                                                      1.26%(d)       1.15%        1.19%(f)
====================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense)                                                      1.19%(d)       1.14%        1.15%(f)
====================================================================================================
Ratio of net investment income to average net assets            2.90%(d)       3.22%        4.33%(b)(e)
====================================================================================================
Ratio of interest expense to average net assets                 0.07%(d)       0.01%        0.04%(f)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(g)                                       142%           275%         146%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset backed securities as adjustments to net investment income. Had the fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 4.85%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $3,762,504.
(e) After fee waivers and/or reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or reimbursements was 1.27% including interest expense and 1.20% excluding interest expense.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                  INVESTOR CLASS
                                                                ------------------
                                                                SEPTEMBER 30, 2003
                                                                   (DATE SALES
                                                                  COMMENCED) TO
                                                                     JULY 31,
                                                                       2004
----------------------------------------------------------------------------------
Net asset value, beginning of period                                 $  9.30
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.24(a)
==================================================================================
  Net gains on securities (both realized and unrealized)               (0.15)
==================================================================================
    Total from investment operations                                    0.09
==================================================================================
Less distributions from net investment income                          (0.38)
==================================================================================
Net asset value, end of period                                       $  9.01
__________________________________________________________________________________
==================================================================================
Total return(b)                                                         1.02%
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000's omitted)                            $76,771
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets (including interest
  expense)                                                              0.98%(c)(d)
==================================================================================
Ratio of expenses to average net assets (excluding interest
  expense)                                                              0.91%(c)(d)
==================================================================================
Ratio of net investment income to average net assets                    3.18%(c)
==================================================================================
Ratio of interest expense to average net assets                         0.07%(c)
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate(e)                                               142%
__________________________________________________________________________________
==================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions. Total return is not annualized for any period less than one year.
(c) Ratios are annualized and based on average daily net assets of $70,224,835.
(d) After fee waivers and/or reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or reimbursements was 1.00% including interest expense and 0.93% excluding interest expense.
(e)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to
Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, has reached an agreement in principle with certain regulators to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, also has reached an agreement in principle with certain regulators to resolve investigations related to market timing activity in the AIM Funds. AIM expects that its wholly owned subsidiary A I M Distributors, Inc. ("ADI"), the distributor of the Fund's shares, also will be included as a party in the settlement with respect to AIM. In addition, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits, as described more fully below. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Agreements in Principle and Settled Enforcement Actions Related to Market Timing

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the State of New York, acting through the office of the state Attorney General ("NYAG"), filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. At the time these proceedings were filed Mr. Cunningham held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. Mr. Cunningham is no longer affiliated with AIM. In addition, on December 2, 2003, the State of Colorado, acting through the office of the state Attorney General ("COAG"), filed civil proceedings against IFG. Each of the SEC, NYAG and COAG complaints alleged, in substance, that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. Neither the Fund nor any of the other AIM or INVESCO Funds were named as a defendant in any of these proceedings. AIM and certain of its current and former officers also have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the COAG, the NYAG and the staff of the SEC to resolve the civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators. It has subsequently been agreed with the SEC that, in addition to AIM, ADI will be a named party in the settlement of the SEC's investigation.

  Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM and ADI will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM, ADI and IFG as well as the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

  Despite the agreements in principle discussed above, there can be no assurance that AMVESCAP will be able to reach a satisfactory final settlement with the regulators, or that any such final settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. ("IINA"), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI are expected to total $375 million. Additionally, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM or INVESCO Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

  On September 8, 2004, Mr. Cunningham's law firm issued a press release announcing that Mr. Cunningham had agreed to resolve the civil actions against him by paying the SEC and the NYAG a $500,000 civil penalty, to accept a two-year ban from the securities industry and to accept a five-year ban from serving as an officer or director in the securities industry.

  On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

Ongoing Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Ongoing Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and related defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively promote the sale of the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Money Market Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Money Market Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Money Market Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 17, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

July 31, 2004

                                                            PAR
                                               MATURITY    (000)       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY NOTES--99.34%
2.00%                                          08/31/05   $35,800   $ 35,760,844
--------------------------------------------------------------------------------
1.63%                                          09/30/05    35,800     35,581,844
--------------------------------------------------------------------------------
1.63%                                          10/31/05    35,900     35,636,359
--------------------------------------------------------------------------------
1.88%                                          11/30/05    35,900     35,714,890
--------------------------------------------------------------------------------
1.88%                                          12/31/05    35,800     35,570,656
--------------------------------------------------------------------------------
1.88%                                          01/31/06    35,800     35,525,906
--------------------------------------------------------------------------------
1.63%                                          02/28/06    35,900     35,445,641
--------------------------------------------------------------------------------
1.50%                                          03/31/06    35,800     35,229,438
--------------------------------------------------------------------------------
2.25%                                          04/30/06    35,800     35,615,272
--------------------------------------------------------------------------------
2.50%                                          05/31/06    35,800     35,733,054
--------------------------------------------------------------------------------
2.75%                                          06/30/06    35,800     35,867,304
--------------------------------------------------------------------------------
2.75%                                          07/31/06    35,000     35,060,305
================================================================================
TOTAL INVESTMENTS (Cost $428,828,951)--99.34%                        426,741,513
================================================================================
OTHER ASSETS LESS LIABILITIES--0.66%                                   2,825,558
================================================================================
NET ASSETS--100.00%                                                 $429,567,071
________________________________________________________________________________
================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

ASSETS:

Investments, at market value (cost
  $428,828,951)                                $426,741,513
-----------------------------------------------------------
Cash                                                160,046
-----------------------------------------------------------
Receivables for:
  Investments sold                               35,599,426
-----------------------------------------------------------
  Fund shares sold                                1,190,506
-----------------------------------------------------------
  Interest                                        2,288,247
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   66,577
-----------------------------------------------------------
Other assets                                         33,411
===========================================================
    Total assets                                466,079,726
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          35,047,418
-----------------------------------------------------------
  Fund shares reacquired                          1,072,164
-----------------------------------------------------------
  Dividends                                          83,786
-----------------------------------------------------------
  Deferred compensation and retirement plans         91,933
-----------------------------------------------------------
Accrued distribution fees                            62,087
-----------------------------------------------------------
Accrued trustees' fees                                1,330
-----------------------------------------------------------
Accrued transfer agent fees                         133,189
-----------------------------------------------------------
Accrued operating expenses                           20,748
===========================================================
    Total liabilities                            36,512,655
===========================================================
Net assets applicable to shares outstanding    $429,567,071
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $431,260,226
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                             394,283
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                          (2,087,438)
===========================================================
                                               $429,567,071
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $366,472,907
___________________________________________________________
===========================================================
Class A3                                       $ 58,452,796
___________________________________________________________
===========================================================
Institutional Class                            $  4,641,368
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          35,756,598
___________________________________________________________
===========================================================
Class A3                                          5,704,899
___________________________________________________________
===========================================================
Institutional Class                                 452,931
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.25
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.25 divided
      by 99.00%)                               $      10.35
___________________________________________________________
===========================================================
Class A3
  Net asset value and offering price per
    share                                      $      10.25
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.25
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended July 31, 2004

INVESTMENT INCOME:

Interest                                                      $ 9,263,783
=========================================================================

EXPENSES:

Advisory fees                                                   1,064,847
-------------------------------------------------------------------------
Administrative services fees                                      143,523
-------------------------------------------------------------------------
Custodian fees                                                     30,598
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         692,417
-------------------------------------------------------------------------
  Class A3                                                        250,302
-------------------------------------------------------------------------
Transfer agent fees -- (Class A and A3)                           783,771
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                          2,041
-------------------------------------------------------------------------
Trustees' and retirement fees                                      18,864
-------------------------------------------------------------------------
Other                                                             341,526
=========================================================================
    Total expenses                                              3,327,889
=========================================================================
Less: Expenses reimbursed and expense offset arrangement          (55,383)
-------------------------------------------------------------------------
    Net expenses                                                3,272,506
=========================================================================
Net investment income                                           5,991,277
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from Investment securities                    1,748,721
=========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (3,318,626)
=========================================================================
Net gain (loss) from investment securities                     (1,569,905)
=========================================================================
Net increase in net assets resulting from operations          $ 4,421,372
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2004 and 2003

                                                                  2004               2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   5,991,277      $  13,330,583
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                    1,748,721         11,624,560
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        (3,318,626)        (9,284,613)
==============================================================================================
    Net increase in net assets resulting from operations          4,421,372         15,670,530
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (5,263,370)       (12,750,428)
----------------------------------------------------------------------------------------------
  Class A3                                                         (673,245)          (517,649)
----------------------------------------------------------------------------------------------
  Institutional Class                                               (54,662)           (62,506)
==============================================================================================
    Total distributions from net investment income               (5,991,277)       (13,330,583)
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (7,809,878)        (7,010,203)
----------------------------------------------------------------------------------------------
  Class A3                                                       (1,227,797)          (129,528)
----------------------------------------------------------------------------------------------
  Institutional Class                                               (65,405)           (24,193)
==============================================================================================
    Total distributions from net realized gains                  (9,103,080)        (7,163,924)
==============================================================================================
    Decrease in net assets resulting from distributions         (15,094,357)       (20,494,507)
==============================================================================================
Share transactions-net:
  Class A                                                      (202,394,161)      (113,847,783)
----------------------------------------------------------------------------------------------
  Class A3                                                      (34,485,413)        94,792,404
----------------------------------------------------------------------------------------------
  Institutional Class                                               804,199            966,624
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (236,075,375)       (18,088,755)
==============================================================================================
    Net increase (decrease) in net assets                      (246,748,360)       (22,912,732)
==============================================================================================

NET ASSETS:

  Beginning of year                                             676,315,431        699,228,163
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0 for 2004 and 2003, respectively)             $ 429,567,071      $ 676,315,431
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to seek liquidity with minimum fluctuation in principal value, and consistent with this objective, the highest total return achievable.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.20% on the first $500 million of the Fund's average daily net assets, plus 0.175% on the Fund's average daily net assets in excess of $500 million.

    For the period ended July 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $48,912 of expenses incurred by the Fund in connection with matters related to both pending regulatory complaints against INVESCO Funds Group, Inc. ("IFG") alleging market timing and the ongoing market timing investigations with respect to IFG and AIM, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the statement of operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2004, AIM was paid $143,523 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended July 31, 2004, AISI retained $354,255 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class A3 and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Class A3 shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.15% of the Fund's average daily net assets of Class A shares and 0.35% of the average daily net assets of Class A3 shares. Of these amounts, up to 0.15% of the average daily net assets of Class A shares and up to 0.25% of the average daily net assets of Class A3 shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2004, the Class A and Class A3 shares paid $692,417 and $250,302, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended July 31, 2004, AIM Distributors advised the Fund that it retained $15,176 in front-end sales commissions from the sale of Class A shares and $748 from Class A shares, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended July 31, 2004, the Fund received credits in transfer agency fees of $6,471 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $6,471.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2004, the Fund paid legal fees of $5,371 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the fund's aggregate borrowings from all sources exceeds 10% of the fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $15,094,357    $20,494,507
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2004, the components of net assets on a tax basis were as follows:

                                                                    2004
----------------------------------------------------------------------------
Undistributed ordinary income                                   $    557,282
----------------------------------------------------------------------------
Unrealized appreciation (depreciation) -- investments             (2,163,700)
----------------------------------------------------------------------------
Temporary book/tax differences                                       (86,737)
----------------------------------------------------------------------------
Shares of beneficial interest                                    431,260,226
============================================================================
Total net assets                                                $429,567,071
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund had no tax capital loss carryforward as of July 31, 2004.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2004 was $538,491,882 and $788,142,638, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $   152,819
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (2,316,519)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                       $(2,163,700)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $428,905,213.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of the utilization of a portion of the proceeds from redemptions as distributions, on July 31, 2004, undistributed net realized gain (loss) was decreased by $150,000 and shares of beneficial interest increased by $150,000. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A shares, Class A3 shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class A3 shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. As of the close of business on October 30, 2002, Class A shares were closed to new investors.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              ------------------------------------------------------------
                                                                          2004                            2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       3,482,603    $  36,172,611     25,805,338    $ 271,953,993
--------------------------------------------------------------------------------------------------------------------------
  Class A3(a)                                                   4,853,301       50,405,765     12,760,368      134,005,850
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             376,893        3,884,266        220,446        2,316,869
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,035,600       10,707,071      1,610,631       16,920,387
--------------------------------------------------------------------------------------------------------------------------
  Class A3(a)                                                     162,517        1,679,454         55,441          581,385
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               6,332           65,314            425            4,464
==========================================================================================================================
Reacquired:
  Class A                                                     (23,998,493)    (249,273,843)   (38,275,556)    (402,722,163)
--------------------------------------------------------------------------------------------------------------------------
  Class A3(a)                                                  (8,336,627)     (86,570,632)    (3,790,101)     (39,794,831)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (304,380)      (3,145,381)      (128,741)      (1,354,709)
==========================================================================================================================
                                                              (22,722,254)   $(236,075,375)    (1,741,749)   $ (18,088,755)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Class A3 shares commenced sales on October 31, 2002.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                              --------------------------------------------------------------
                                                                                   YEAR ENDED JULY 31,
                                                              --------------------------------------------------------------
                                                                2004           2003        2002           2001        2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.46       $  10.53    $  10.26       $   9.96    $  10.03
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.12           0.19        0.33(a)        0.52(b)     0.51
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.04)          0.03        0.27           0.31       (0.07)
============================================================================================================================
    Total from investment operations                              0.08           0.22        0.60           0.83        0.44
============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.12)         (0.19)      (0.33)         (0.53)      (0.51)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.17)         (0.10)         --             --          --
============================================================================================================================
    Total distributions                                          (0.29)         (0.29)      (0.33)         (0.53)      (0.51)
============================================================================================================================
Net asset value, end of period                                $  10.25       $  10.46    $  10.53       $  10.26    $   9.96
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                                   0.75%          2.18%       5.89%          8.53%       4.50%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $366,473       $577,993    $696,259       $507,799    $300,058
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                           0.59%(d)(e)     0.53%      0.48%          0.56%       0.54%
============================================================================================================================
Ratio of net investment income to average net assets              1.13%(d)       1.85%       3.12%(a)       5.15%       5.07%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                            100%           124%        149%           137%        122%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.34 and the ratio of net investment income to average net assets would have been 3.29%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $461,611,539.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.60%.

                                                                          CLASS A3
                                                              ---------------------------------
                                                                               OCTOBER 31, 2002
                                                                               (DATE OPERATIONS
                                                              YEAR ENDED        COMMENCED) TO
                                                               JULY 31,            JULY 31,
                                                                 2004                2003
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.46             $ 10.59
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.10                0.13
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.04)              (0.04)
===============================================================================================
    Total from investment operations                              0.06                0.09
===============================================================================================
Less distributions:
  Dividends from net investment income                           (0.10)              (0.12)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.17)              (0.10)
===============================================================================================
    Total distributions                                          (0.27)              (0.22)
===============================================================================================
Net asset value, end of period                                 $ 10.25             $ 10.46
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                                                   0.56%               0.88%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $58,453             $94,409
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets                           0.79%(b)(c)         0.73%(d)
===============================================================================================
Ratio of net investment income to average net assets              0.93%(b)            1.65%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                         100%                124%
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $71,514,753.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.80%
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                               INSTITUTIONAL CLASS
                                                              ------------------------------------------------------
                                                                               YEAR ENDED JULY 31,
                                                              ------------------------------------------------------
                                                               2004           2003      2002         2001      2000
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.46         $10.53    $10.26       $ 9.96    $10.03
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.14           0.22      0.34(a)      0.54(b)   0.54
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (0.04)          0.03      0.27         0.31     (0.07)
====================================================================================================================
    Total from investment operations                            0.10           0.25      0.61         0.85      0.47
====================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.14)         (0.22)    (0.34)       (0.55)    (0.54)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (0.17)         (0.10)       --           --        --
====================================================================================================================
    Total distributions                                        (0.31)         (0.32)    (0.34)       (0.55)    (0.54)
====================================================================================================================
Net asset value, end of period                                $10.25         $10.46    $10.53       $10.26    $ 9.96
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(c)                                                 1.01%          2.42%     6.05%        8.80%     4.78%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $4,641         $3,913    $2,970       $1,812    $2,455
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets                         0.34%(d)(e)    0.30%     0.34%        0.33%(e)   0.29%
====================================================================================================================
Ratio of net investment income to average net assets            1.38%(d)       2.08%     3.26%(a)     5.38%     5.31%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                          100%           124%      149%         137%      122%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and the Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.35 and the ratio of net investment income to average assets would have been 3.43%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net asset value and returns for shareholder transactions.
(d)  Ratios are based on average daily net assets of $3,929,149.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.35% and 0.41% for the years ended July 31,2004 and July 31,2001, respectively.

NOTE 11--LEGAL PROCEEDINGS

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to
Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, has reached an agreement in principle with certain regulators to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, also has reached an agreement in principle with certain regulators to resolve investigations related to market timing activity in the AIM Funds. AIM expects that its wholly owned subsidiary A I M Distributors, Inc. ("ADI"), the distributor of the Fund's shares, also will be included as a party in the settlement with respect to AIM. In addition, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits, as described more fully below. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Agreements in Principle and Settled Enforcement Actions Related to Market Timing

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the State of New York, acting through the office of the state Attorney General ("NYAG"), filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. At the time these proceedings were filed Mr. Cunningham held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. Mr. Cunningham is no longer affiliated with AIM. In addition, on December 2, 2003, the State of Colorado, acting through the office of the state Attorney General ("COAG"), filed civil proceedings against IFG. Each of the SEC, NYAG and COAG complaints alleged, in substance, that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. Neither the Fund nor any of the other AIM or INVESCO Funds were named as a defendant in any of these proceedings. AIM and certain of its current and former officers also have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the COAG, the NYAG and the staff of the SEC to resolve the civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators. It has subsequently been agreed with the SEC that, in addition to AIM, ADI will be a named party in the settlement of the SEC's investigation.

  Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM and ADI will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM, ADI and IFG as well as the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

  None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI are expected to total $375 million. Additionally, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM or INVESCO Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

  On September 8, 2004, Mr. Cunningham's law firm issued a press release announcing that Mr. Cunningham had agreed to resolve the civil actions against him by paying the SEC and the NYAG a $500,000 civil penalty, to accept a two-year ban from the securities industry and to accept a five-year ban from serving as an officer or director in the securities industry.

  On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

Ongoing Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Ongoing Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and related defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or
(iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively promote the sale of the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Money Market Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Money Market Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Money Market Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 17, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

July 31, 2004


                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------
COMMERCIAL PAPER-14.77%(a)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-0.65%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor) (Acquired 05/11/04; Cost
  $9,927,097)
  1.45%(b)                                     11/08/04   $10,000   $    9,960,125
==================================================================================

ASSET-BACKED SECURITIES-
  CONSUMER RECEIVABLES-0.68%

Thunder Bay Funding, LLC (Royal Bank of
  Canada-ABS Program Sponsor) (Acquired
  07/26/04; Cost $10,399,738)
  1.47%(b)                                     09/21/04    10,424       10,402,292
==================================================================================

ASSET-BACKED SECURITIES- MULTI-PURPOSE-1.31%

Sheffield Receivables Corp. (Barclays Bank
  PLC-ABS Program Sponsor) (Acquired
  05/21/04; Cost $19,998,650)
  1.40%(b)(c)                                  01/25/05    20,000       19,999,025
==================================================================================

ASSET-BACKED SECURITIES- STRUCTURED
  INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-8.43%

Galaxy Funding Inc. (U.S. Bank N.A.-ABS
  Program Sponsor) (Acquired 06/17/04; Cost
  $49,918,861)
  1.27%(b)                                     08/02/04    50,000       49,998,236
----------------------------------------------------------------------------------
Grampian Funding LLC (HBOS Treasury Services
  PLC-ABS Program Sponsor) (Acquired
  03/15/04; Cost $31,833,556)
  1.07%(b)                                     09/07/04    32,000       31,964,809
----------------------------------------------------------------------------------
  (Acquired 05/25/04; Cost $24,813,167)
  1.52%(b)                                     11/18/04    25,000       24,884,945
----------------------------------------------------------------------------------
Klio Funding Corp. (Acquired 07/22/04; Cost
  $22,037,333)
  1.37%(b)                                     08/18/04    22,060       22,045,728
==================================================================================
                                                                       128,893,718
==================================================================================

                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------


ASSET-BACKED SECURITIES- TRADE
  RECEIVABLES-1.73%

Ciesco, LLC (Citibank N.A.-ABS Program
  Sponsor) (Acquired 06/14/04; Cost
  $17,663,287)
  1.31%(b)                                     08/10/04   $17,700   $   17,694,203
----------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $8,747,463)
  1.47%(b)                                     09/13/04     8,765        8,749,610
==================================================================================
                                                                        26,443,813
==================================================================================

INVESTMENT BANKING & BROKERAGE-1.97%

Morgan Stanley
  1.40%(d)                                     12/13/04    30,000       30,000,000
==================================================================================
    Total Commercial Paper (Cost
      $225,698,973)                                                    225,698,973
==================================================================================

ASSET-BACKED SECURITIES-7.59%

CONSUMER RECEIVABLES-1.46%

GS Auto Loan Trust-Series 2004-1, Class A-1
  Notes,
  1.11%                                        02/15/05    16,434       16,433,592
----------------------------------------------------------------------------------
USAA Auto Owner Trust- Series 2004-1, Class
  A-1 Notes,
  1.08%                                        03/15/05     5,910        5,910,262
==================================================================================
                                                                        22,343,854
==================================================================================

STRUCTURED-6.13%

Holmes Financing (No. 8) PLC (United
  Kingdom)-Series 8, Class 1A, Floating Rate
  Bonds,
  1.33%(c)                                     04/15/05    45,000       45,000,000
----------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 17A, Class A1, Floating
  Rate Bonds (Acquired 02/10/04; Cost
  $48,696,250)
  1.38%(b)(c)                                  02/14/05    48,696       48,696,250
==================================================================================
                                                                        93,696,250
==================================================================================
    Total Asset-Backed Securities (Cost
      $116,040,104)                                                    116,040,104
==================================================================================

CERTIFICATES OF DEPOSIT-5.99%

BNP Paribas S.A. (France)
  1.39%                                        08/05/04     5,000        5,000,022
----------------------------------------------------------------------------------
HSBC Bank USA (United Kingdom)
  1.26%                                        01/13/05    15,000       15,000,000
----------------------------------------------------------------------------------


                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Societe Generale (France)
  1.30%(c)                                     10/01/04   $23,000   $   22,998,645
----------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Italy)
  1.60%                                        11/09/04    48,500       48,500,000
==================================================================================
    Total Certificates of Deposit (Cost
      $91,498,667)                                                      91,498,667
==================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-5.88%

FEDERAL HOME LOAN BANK-2.94%

Unsec. Bonds,
  1.46%                                        11/17/04     5,000        5,000,000
----------------------------------------------------------------------------------
  1.20%                                        02/28/05    25,000       24,986,474
----------------------------------------------------------------------------------
  1.35%                                        04/29/05    15,000       15,000,000
==================================================================================
                                                                        44,986,474
==================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-2.94%

Unsec. Disc. Notes,
  1.28%(e)                                     09/28/04    20,000       19,958,756
----------------------------------------------------------------------------------
Unsec. Notes,
  1.66%                                        05/20/05    25,000       25,000,000
==================================================================================
                                                                        44,958,756
==================================================================================
    Total U.S. Government Agency Securities
      (Cost $89,945,230)                                                89,945,230
==================================================================================

MEDIUM-TERM NOTES-5.23%

Money Market Trust LLY- Series 2002-B,
  Floating Rate Notes (Acquired 12/03/02;
  Cost $50,000,000)
  1.41%(b)(c)(f)                               12/03/04    50,000       50,000,000
----------------------------------------------------------------------------------
Racers Trust-Series 2004-6-MM, Floating Rate
  Notes (Acquired 04/13/04; Cost $30,000,000)
  1.43%(b)(c)                                  10/22/08    30,000       30,000,000
==================================================================================
    Total Medium-Term Notes (Cost
      $80,000,000)                                                      80,000,000
==================================================================================

MASTER NOTE AGREEMENTS-4.91%

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/23/04; Cost $75,000,000)
  1.45%(b)(g)(h)                               08/23/04    75,000       75,000,000
==================================================================================

PROMISSORY NOTES-2.94%

Goldman Sachs Group, Inc. (The) (Acquired
  06/28/04; Cost $45,000,000)
  1.45%(b)(d)(f)                               12/27/04    45,000       45,000,000
==================================================================================

                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------


VARIABLE RATE DEMAND NOTES-1.81%(j)(k)(l)

INSURED-0.42%

Michigan (State of) Housing Development
  Authority; Taxable Series 2000 C RB,
  1.37%(i)                                     12/01/20   $ 6,405   $    6,405,000
==================================================================================

LETTER OF CREDIT GUARANTEED-1.39%(m)

FE, LLC-Series A, Loan Program Notes
  (LOC-Fifth Third Bank),
  1.43%                                        04/01/28     8,260        8,260,000
----------------------------------------------------------------------------------
Miami-Dade (County of), Florida Industrial
  Development Authority (Dolphins Stadium);
  Taxable Series 2000 IDR (LOC-Societe
  Generale),
  1.34%                                        07/01/22       100          100,000
----------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Viking Range Corp. Project); Taxable
  Series 2000 IDR (LOC-Bank of America N.A.),
  1.56%                                        06/01/15    12,960       12,960,000
==================================================================================
                                                                        21,320,000
==================================================================================
    Total Variable Rate Demand Notes (Cost
      $27,725,000)                                                      27,725,000
==================================================================================

FUNDING AGREEMENTS-1.31%

New York Life Insurance Co. (Acquired
  04/07/04; Cost $20,000,000)
  1.47%(b)(c)(f)                               04/06/05    20,000       20,000,000
==================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $770,907,974)                                  770,907,974
==================================================================================

REPURCHASE AGREEMENTS-49.68%

Banc of America Securities LLC 1.37%(n)        08/02/04    60,000       60,000,000
----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.37%(o)                                     08/02/04    39,490       39,489,524
----------------------------------------------------------------------------------
BNP Paribas Securities Corp.- New York Branch
  (France)
  1.37%(p)                                     08/02/04    70,000       70,000,000
----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.37%(q)                                     08/02/04    65,000       65,000,000
----------------------------------------------------------------------------------
Credit Suisse First Boston LLC- New York
  Branch (Switzerland)
  1.36%(r)                                     08/02/04    50,000       50,000,000
----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.- New York
  Branch (Germany)
  1.37%(s)                                     08/02/04    75,000       75,000,000
----------------------------------------------------------------------------------
Goldman, Sachs & Co.
  1.38%(t)                                     08/02/04    65,000       65,000,000
----------------------------------------------------------------------------------


                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc.- New York
  Branch (United Kingdom)
  1.37%(u)                                     08/02/04   $65,000   $   65,000,000
----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.38%(v)                                     08/02/04    65,000       65,000,000
----------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.37%(w)                                     08/02/04    65,000       65,000,000
----------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.38%(x)                                     08/02/04    75,000       75,000,000
----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

WestLB A.G., New York Branch (Germany)
  1.37%(y)                                     08/02/04   $65,000   $   65,000,000
==================================================================================
    Total Repurchase Agreements (Cost
      $759,489,524)                                                    759,489,524
==================================================================================
TOTAL INVESTMENTS-100.11% (Cost
  $1,530,397,498)(z)                                                 1,530,397,498
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.11%)                                   (1,754,207)
==================================================================================
NET ASSETS-100.00%                                                  $1,528,643,291
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

ABS     - Asset-Backed Security
Disc.   - Discounted
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
RB      - Revenue Bonds
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. In such cases, the interest rate shown represents the rate of discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2004 was $464,395,223, which represented 30.38% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest rate is redetermined monthly. Rate shown is rate in effect on July 31, 2004.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on July 31, 2004.
(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at July 31, 2004 was $115,000,000, which represented 7.52% of the Fund's net assets.
(g) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on July 31, 2004.
(i) Principal and interest payments are secured by bond insurance provided by MBIA Insurance Corp.
(j) Interest on this security is taxable income to the Fund.
(k) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(l) Interest rate is redetermined weekly. Rate shown is rate in effect on July 31, 2004.
(m) Principal and interest payments are guaranteed by the letter of credit agreement.
(n) Repurchase agreement entered into July 30, 2004 with a maturing value of $60,006,850. Collateralized by $57,836,792 corporate obligations, 6.13% to 7.75% due 06/15/06 to 01/15/12 with an aggregate market value at July 31, 2004 of $63,000,000.
(o) Joint repurchase agreement entered into July 30, 2004 with an aggregate maturing value of $524,721,319. Collateralized by $522,117,000 U.S. Government obligations, 0% to 6.00% due 06/24/05 to 09/02/08 with an aggregate market value at July 31, 2004 of $535,155,319. The amount to be received upon repurchase by the Fund is $39,494,032.
(p) Repurchase agreement entered into July 30, 2004 with a maturing value of $70,007,992. Collateralized by $72,204,095 corporate obligations, 1.38% to 5.50% due 03/15/05 to 03/20/44 with an aggregate market value at July 31, 2004 of $73,500,001.
(q) Joint repurchase agreement entered into July 30, 2004 with an aggregate maturing value of $500,057,083. Collateralized by $507,458,000 U.S. Government obligations, 0% to 7.00% due 09/07/04 to 07/26/19 with an aggregate market value at July 31, 2004 of $510,000,905. The amount to be received upon repurchase by the Fund is $65,007,421.
(r) Joint repurchase agreement entered into July 30, 2004 with an aggregate maturing value of $250,028,333. Collateralized by $305,400,000 U.S. Government obligations, 0% due 07/22/05 to 03/18/19 with an aggregate market value at July 31, 2004 of $255,003,177. The amount to be received upon repurchase by the Fund is $50,005,667.
(s) Repurchase agreement entered into July 30, 2004 with a maturing value of $75,008,563. Collateralized by $77,969,309 corporate obligations, 3.25% to 6.37% due 09/25/25 to 03/10/40 with an aggregate market value at July 31, 2004 of $78,750,000.
(t) Joint repurchase agreement entered into July 30, 2004 with an aggregate maturing value of $250,028,750. Collateralized by $277,559,479 U.S. Government obligations, 4.50% to 5.00% due 03/01/34 with an aggregate market value at July 31, 2004 of $255,000,000. The amount to be received upon repurchase by the Fund is $65,007,475.
(u) Joint repurchase agreement entered into July 30, 2004 with an aggregate maturing value of $500,057,083. Collateralized by $681,564,000 U.S. Government obligations, 0% to 9.38% due 08/15/04 to 04/15/30 with an aggregate market value at July 31, 2004 of $510,004,437. The amount to be received upon repurchase by the Fund is $65,007,421.

(v) Joint repurchase agreement entered into July 30, 2004 with an aggregate maturing value of $500,057,500. Collateralized by $527,410,129 U.S. Government obligations, 4.50% to 5.00% due 06/01/19 to 03/01/34 with an aggregate market value at July 31, 2004 of $513,197,181. The amount to be received upon repurchase by the Fund is $65,007,475.
(w) Joint repurchase agreement entered into July 30, 2004 with an aggregate maturing value of $400,045,667. Collateralized by $515,299,766 U.S. Government obligations, 0% to 7.81% due 10/15/06 to 06/01/34 with an aggregate market value at July 31, 2004 of $408,000,001. The amount to be received upon repurchase by the Fund is $65,007,421.
(x) Joint repurchase agreement entered into July 30, 2004 with an aggregate maturing value of $525,060,375. Collateralized by $1,096,991,706 corporate obligations, 0% to 7.73% due 01/18/09 to 07/25/44 with an aggregate market value at July 31, 2004 of $551,250,000. The amount to be received upon repurchase by the Fund is $75,008,625.
(y) Joint repurchase agreement entered into July 30, 2004 with an aggregate maturing value of $200,022,833. Collateralized by $510,493,231 U.S. Government obligations, 2.44% to 7.23% due 01/01/11 to 10/01/42 with an aggregate market value at July 31, 2004 of $204,000,001. The amount to be received upon repurchase by the Fund is $65,007,421.
(z) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $770,907,974)    $  770,907,974
------------------------------------------------------------
Repurchase agreements (cost $759,489,524)        759,489,524
============================================================
     Total investments (cost $1,530,397,498)   1,530,397,498
============================================================
Receivables for:
  Fund shares sold                                 4,821,952
------------------------------------------------------------
  Interest                                           952,438
------------------------------------------------------------
  Amount due from advisor                            550,712
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   222,693
------------------------------------------------------------
Other assets                                         170,842
============================================================
     Total assets                              1,537,116,135
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                           7,235,659
------------------------------------------------------------
  Dividends                                           14,770
------------------------------------------------------------
  Deferred compensation and retirement plans         307,925
------------------------------------------------------------
Accrued distribution fees                            403,261
------------------------------------------------------------
Accrued trustees' fees                                 2,021
------------------------------------------------------------
Accrued transfer agent fees                          490,671
------------------------------------------------------------
Accrued operating expenses                            18,537
============================================================
     Total liabilities                             8,472,844
============================================================
Net assets applicable to shares outstanding   $1,528,643,291
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,528,748,855
------------------------------------------------------------
Undistributed net investment income                  (89,062)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (16,502)
============================================================
                                              $1,528,643,291
____________________________________________________________
============================================================


NET ASSETS:

AIM Cash Reserve Shares                       $  724,566,861
____________________________________________________________
============================================================
Class B                                       $  335,866,368
____________________________________________________________
============================================================
Class C                                       $   93,457,481
____________________________________________________________
============================================================
Class R                                       $   15,516,471
____________________________________________________________
============================================================
Investor Class                                $  359,236,110
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

AIM Cash Reserve Shares                          724,781,603
____________________________________________________________
============================================================
Class B                                          335,966,350
____________________________________________________________
============================================================
Class C                                           93,484,868
____________________________________________________________
============================================================
Class R                                           15,521,041
____________________________________________________________
============================================================
Investor Class                                   359,342,772
____________________________________________________________
============================================================
Net asset value and offering price per share
  for each class                              $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended July 31, 2004

INVESTMENT INCOME:

Interest                                                      $ 18,308,351
==========================================================================

EXPENSES:

Advisory fees                                                    8,403,115
--------------------------------------------------------------------------
Administrative services fees                                       398,878
--------------------------------------------------------------------------
Custodian fees                                                     129,934
--------------------------------------------------------------------------
Distribution fees:
  AIM Cash Reserve Shares                                        2,023,351
--------------------------------------------------------------------------
  Class B                                                        4,141,813
--------------------------------------------------------------------------
  Class C                                                          958,300
--------------------------------------------------------------------------
  Class R                                                           33,500
--------------------------------------------------------------------------
Transfer agent fees                                              4,504,131
--------------------------------------------------------------------------
Trustees' and retirement fees                                       34,443
--------------------------------------------------------------------------
Other                                                              864,039
==========================================================================
    Total expenses                                              21,491,504
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                  (10,564,879)
==========================================================================
    Net expenses                                                10,926,625
==========================================================================
Net investment income                                            7,381,726
==========================================================================
Net realized gain (loss) from investment securities                (16,502)
==========================================================================
Net increase in net assets resulting from operations          $  7,365,224
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2004 and 2003

                                                                     2004              2003
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                         $    7,381,726    $    7,842,936
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                  (16,502)           44,022
================================================================================================
    Net increase in net assets resulting from operations             7,365,224         7,886,958
================================================================================================
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                           (4,544,908)       (7,299,075)
------------------------------------------------------------------------------------------------
  Class B                                                             (234,827)         (432,412)
------------------------------------------------------------------------------------------------
  Class C                                                             (297,797)         (100,719)
------------------------------------------------------------------------------------------------
  Class R                                                              (21,561)          (10,730)
------------------------------------------------------------------------------------------------
  Investor Class                                                    (2,388,098)               --
================================================================================================
    Total distributions from net investment income                  (7,487,191)       (7,842,936)
================================================================================================
Distributions to shareholders from net realized gains:
  AIM Cash Reserve Shares                                              (23,639)          (35,590)
------------------------------------------------------------------------------------------------
  Class B                                                              (12,696)          (20,898)
------------------------------------------------------------------------------------------------
  Class C                                                               (2,804)           (3,549)
------------------------------------------------------------------------------------------------
  Class R                                                                 (122)              (38)
------------------------------------------------------------------------------------------------
  Investor Class                                                       (12,995)               --
================================================================================================
    Total distributions from net realized gains                        (52,256)          (60,075)
================================================================================================
    Decrease in net assets resulting from distributions             (7,539,447)       (7,903,011)
================================================================================================
Share transactions-net:
  AIM Cash Reserve Shares                                         (464,079,273)       67,004,557
------------------------------------------------------------------------------------------------
  Class B                                                         (207,835,642)     (174,148,217)
------------------------------------------------------------------------------------------------
  Class C                                                          (19,820,331)       (5,640,712)
------------------------------------------------------------------------------------------------
  Class R                                                            9,240,771         6,270,260
------------------------------------------------------------------------------------------------
  Investor Class                                                   359,038,712                --
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                           (323,455,763)     (106,514,112)
================================================================================================
    Net increase (decrease) in net assets                         (323,629,986)     (106,530,165)
================================================================================================

NET ASSETS:

  Beginning of year                                              1,852,273,277     1,958,803,442
================================================================================================
  End of year (including undistributed net investment income of $(89,062) and $159,909 for 2004 and 2003,
    respectively)                                               $1,528,643,291    $1,852,273,277
________________________________________________________________________________________________
================================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the SEC, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.40% on the first $1 billion of the Fund's average daily net assets, plus 0.35% on the Fund's average daily net assets in excess of $1 billion. Prior to June 30, 2004, the Fund paid an advisory fee to AIM at an annual rate of 0.55% on the first $1 billion of the Fund's average daily net assets, plus 0.50% on the Fund's average daily net assets in excess of $1 billion. AIM and/or A I M Distributors, Inc. ("AIM Distributors") voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yield. Waivers and/or reimbursements may be changed from time to time. During year ended July 31, 2004, AIM waived fees of $8,403,115 and reimbursed expenses of $521,766.

    For the period ended July 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $105,350 of expenses incurred by the Fund in connection with matters related to both pending regulatory complaints against INVESCO Funds Group, Inc. ("IFG") alleging market timing and the ongoing market timing investigations with respect to IFG and AIM, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2004, AIM was paid $398,878 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended July 31, 2004, AISI retained $2,426,890.

    The Trust has entered into master distribution agreements with AIM Distributors to serve as the distributor for the AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the AIM Cash Reserve Shares, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes.

    Effective July 1, 2003, in order to maintain a minimum yield, AIM Distributors reduced broker service fees on AIM Cash Reserve Shares, Class B, Class C and Class R shares. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2004, the AIM Cash Reserve Shares, Class B, Class C and Class R shares paid $2,023,351, $3,106,360, $479,150 and $33,500, respectively, after AIM
Distributors waived and/or reimbursed plan fees of $1,035,453 and $479,150 for Class B and Class C shares, respectively.

    Contingent deferred sales charges ("CDSC") are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended July 31, 2004, AIM Distributors advised the Fund that it retained $630,845, $44,156, $216,938 and $0 from AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended July 31, 2004, the Fund received credits in transfer agency fees of $20,045 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $20,045.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2004, the Fund paid legal fees of $8,655 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended July 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2004 and 2003 was as follows:

                                                                 2004          2003
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $7,539,447    $7,903,011
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2004, the components of net assets on a tax basis were as follows:

                                                                     2004
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      140,846
------------------------------------------------------------------------------
Temporary book/tax differences                                        (229,908)
------------------------------------------------------------------------------
Post-October capital loss deferral                                     (16,502)
------------------------------------------------------------------------------
Shares of beneficial interest                                    1,528,748,855
==============================================================================
Total net assets                                                $1,528,643,291
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund had no capital loss carryforward as of July 31, 2004.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on July 31, 2004, undistributed net investment income was decreased by $52,256 and undistributed net realized gain (loss) was increased by $52,256. Further, as a result of tax deferrals acquired in the reorganization of INVESCO Cash Reserves Fund into the Fund, undistributed net investment income was decreased by $91,250 and shares of beneficial interest increased by $91,250. These reclassifications had no effect on the net assets of the Fund.

NOTE 8--SHARE INFORMATION

The Fund currently consists of six different classes of shares: AIM Cash Reserve Shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class B shares and Class C shares are sold with CDSC. AIM Cash Reserve Shares, Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to AIM Cash Reserve Shares eight years after the end of the calendar month of purchase. Institutional Class shares have not commenced operations.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED JULY 31,
                                                           ----------------------------------------------------------------------
                                                                         2004                                 2003
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  AIM Cash Reserve Class                                    1,723,348,635    $ 1,723,344,384     5,372,980,834    $ 5,372,980,834
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     228,892,152        228,892,271       485,890,867        485,890,867
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                     234,053,412        234,058,115       570,319,822        570,319,822
---------------------------------------------------------------------------------------------------------------------------------
  Class R                                                      28,780,786         28,780,786        24,594,921         24,594,921
---------------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                           370,467,337        370,479,287                --                 --
=================================================================================================================================
Issued as reinvestment of dividends:
  AIM Cash Reserve Class                                        4,233,613          4,233,613         6,288,154          6,288,154
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                         227,988            227,989           408,246            408,246
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                         273,990            273,990            89,880             89,880
---------------------------------------------------------------------------------------------------------------------------------
  Class R                                                          20,662             20,662             9,756              9,756
---------------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                             2,317,119          2,317,119                --                 --
=================================================================================================================================
Issued in connection with acquisitions:(b)
  AIM Cash Reserve Class                                          669,132            669,697                --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                         253,059            252,879                --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       8,223,808          8,218,055                --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                           433,127,527        432,821,214                --                 --
=================================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  AIM Cash Reserve Class                                       32,054,831         32,054,836        25,073,560         25,073,560
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (32,054,831)       (32,054,836)      (25,073,560)       (25,073,560)
=================================================================================================================================
Reacquired:
  AIM Cash Reserve Class                                   (2,224,381,846)    (2,224,381,803)   (5,337,337,991)    (5,337,337,991)
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (405,153,776)      (405,153,945)     (635,373,770)      (635,373,770)
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (262,370,490)      (262,370,491)     (576,050,414)      (576,050,414)
---------------------------------------------------------------------------------------------------------------------------------
  Class R                                                     (19,560,677)       (19,560,677)      (18,334,417)       (18,334,417)
---------------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                          (446,569,211)      (446,578,908)               --                 --
=================================================================================================================================
                                                             (323,146,780)   $  (323,455,763)     (106,514,112)   $  (106,514,112)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Investor Class shares commenced sales on September 30, 2003.
(b) As of the open of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Cash Reserves Fund, pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Cash Reserves Fund shareholders, on October 21, 2003. The acquisition was accomplished by tax-free exchange of 442,273,526 shares of the Fund for 442,273,526 shares of INVESCO Cash Reserves Fund outstanding as of the close of business October 31, 2003. INVESCO Cash Reserves Fund net assets at that date of $441,961,845, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $1,395,903,235.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CASH RESERVE
                                       ------------------------------------------------------------------------------------------
                                                                                                SEVEN MONTHS
                                                        YEAR ENDED JULY 31,                        ENDED              YEAR ENDED
                                       -----------------------------------------------------      JULY 31,           DECEMBER 31,
                                         2004              2003          2002         2001          2000                 1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $   1.00         $     1.00    $     1.00    $   1.00      $   1.00             $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                  0.0056             0.0064        0.0141      0.0467        0.0300(a)            0.0414
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                              (0.0056)           (0.0064)      (0.0141)    (0.0467)      (0.0300)             (0.0414)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                               (0.0000)                --            --          --            --                   --
=================================================================================================================================
    Total distributions                 (0.0056)           (0.0064)      (0.0141)    (0.0467)      (0.0300)             (0.0414)
=================================================================================================================================
Net asset value, end of period         $   1.00         $     1.00    $     1.00    $   1.00      $   1.00             $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                            0.57%              0.64%         1.42%       4.77%         3.03%                4.22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $724,567         $1,188,876    $1,121,879    $937,532      $912,042             $989,478
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets(c)                                0.58%(d)           0.88%         1.01%       1.06%         1.07%(e)             1.04%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to
  average net assets                       0.55%(d)           0.64%         1.40%       4.61%         5.15%(e)             4.16%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.14% and 1.03% for the years ended July 31, 2004 and July 31, 2003, respectively.
(d)  Ratios are based on average daily net assets of $809,340,540.
(e)  Annualized.

                                                                                  CLASS B
                                           --------------------------------------------------------------------------------------
                                                                                                SEVEN MONTHS
                                                          YEAR ENDED JULY 31,                      ENDED              YEAR ENDED
                                           -------------------------------------------------      JULY 31,           DECEMBER 31,
                                             2004             2003        2002        2001          2000                 1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   1.00         $   1.00    $   1.00    $   1.00      $   1.00             $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      0.0006           0.0007      0.0065      0.0392        0.0256(a)            0.0339
=================================================================================================================================
Less distributions:
  Dividends from net investment income      (0.0006)         (0.0007)    (0.0065)    (0.0392)      (0.0256)             (0.0339)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains     (0.0000)              --          --          --            --                   --
=================================================================================================================================
    Total distributions                     (0.0006)         (0.0007)    (0.0065)    (0.0392)      (0.0256)             (0.0339)
=================================================================================================================================
Net asset value, end of period             $   1.00         $   1.00    $   1.00    $   1.00      $   1.00             $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                0.06%            0.07%       0.66%       3.99%         2.59%                3.45%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $335,866         $543,811    $717,967    $439,445      $289,327             $404,911
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets(c)                                    1.08%(d)         1.46%       1.76%       1.81%         1.82%(e)             1.79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average
  net assets                                   0.05%(d)         0.06%       0.65%       3.86%         4.40%(e)             3.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.89% and 1.78% for the years ended July 31, 2004 and July 31, 2003, respectively.
(d)  Ratios are based on average daily net assets of $414,181,261.
(e)  Annualized.

                                                                                  CLASS C
                                           --------------------------------------------------------------------------------------
                                                                                                SEVEN MONTHS
                                                          YEAR ENDED JULY 31,                      ENDED              YEAR ENDED
                                           -------------------------------------------------      JULY 31,           DECEMBER 31,
                                             2004             2003        2002        2001          2000                 1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   1.00         $   1.00    $   1.00    $   1.00      $   1.00             $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      0.0031           0.0008      0.0065      0.0393        0.0256(a)            0.0339
=================================================================================================================================
Less distributions:
  Dividends from net investment income      (0.0031)         (0.0008)    (0.0065)    (0.0393)      (0.0256)             (0.0339)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains     (0.0000)              --          --          --            --                   --
=================================================================================================================================
    Total distributions                     (0.0031)         (0.0008)    (0.0065)    (0.0393)      (0.0256)             (0.0339)
=================================================================================================================================
Net asset value, end of period             $   1.00         $   1.00    $   1.00    $   1.00      $   1.00             $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                0.31%            0.09%       0.66%       4.00%         2.59%                3.44%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $ 93,457         $113,306    $118,947    $ 86,884      $ 45,457             $ 56,636
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets(c)                                    0.83%(d)         1.44%       1.76%       1.81%         1.82%(e)             1.79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average
  net assets                                   0.30%(d)         0.08%       0.65%       3.86%         4.40%(e)             3.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total revenues are not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.89% and 1.78% for the years ended July 31, 2004 and July 31, 2003, respectively.
(d)  Ratios are based on average daily net assets of $95,829,972.
(e)  Annualized.

                                                                               CLASS R
                                                              ------------------------------------------
                                                                                           JUNE 30, 2002
                                                                     YEAR ENDED             (DATE SALES
                                                                      JULY 31,             COMMENCED) TO
                                                              -------------------------      JULY 31,
                                                                2004             2003          2002
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00         $   1.00      $   1.00
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.0031           0.0038        0.0010
========================================================================================================
Less distributions:
  Dividends from net investment income                         (0.0031)         (0.0038)      (0.0010)
--------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (0.0000)              --            --
========================================================================================================
    Total distributions                                        (0.0031)         (0.0038)      (0.0010)
========================================================================================================
Net asset value, end of period                                $   1.00         $   1.00      $   1.00
________________________________________________________________________________________________________
========================================================================================================
Total return(a)                                                   0.31%            0.38%         0.10%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 15,516         $  6,280      $     10
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets(b)                        0.83%(c)         1.13%         1.26%(d)
________________________________________________________________________________________________________
========================================================================================================
Ratio of net investment income to average net assets              0.30%(c)         0.39%         1.15%(d)
________________________________________________________________________________________________________
========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.39% and 1.28% for the years ended July 31, 2004 and July 31, 2003, respectively.
(c)  Ratios are based on average daily net assets of $6,700,065.
(d)  Annualized.

                                                                  INVESTOR CLASS
                                                                ------------------
                                                                SEPTEMBER 30, 2003
                                                                   (DATE SALES
                                                                  COMMENCED) TO
                                                                     JULY 31,
                                                                       2004
----------------------------------------------------------------------------------
Net asset value, beginning of period                                 $   1.00
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.0068
==================================================================================
Less distributions:
  Dividends from net investment income                                (0.0068)
----------------------------------------------------------------------------------
  Distributions from net realized gains                               (0.0000)
==================================================================================
    Total distributions                                               (0.0068)
==================================================================================
Net asset value, end of period                                       $   1.00
__________________________________________________________________________________
==================================================================================
Total return(a)                                                          0.68%
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $359,236
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                            0.33%(b)
----------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                         0.86%(b)
__________________________________________________________________________________
==================================================================================
Ratio of net investment income to average net assets                     0.80%(b)
__________________________________________________________________________________
==================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $352,226,920.

NOTE 10--LEGAL PROCEEDINGS

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to
Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, has reached an agreement in principle with certain regulators to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, also has reached an agreement in principle with certain regulators to resolve investigations related to market timing activity in the AIM Funds. AIM expects that its wholly owned subsidiary A I M Distributors, Inc. ("ADI"), the distributor of the Fund's shares, also will be included as a party in the settlement with respect to AIM. In addition, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits, as described more fully below. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Agreements in Principle and Settled Enforcement Actions Related to Market Timing

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the State of New York, acting through the office of the state Attorney General ("NYAG"), filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. At the time these proceedings were filed Mr. Cunningham held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. Mr. Cunningham is no longer affiliated with AIM. In addition, on December 2, 2003, the State of Colorado, acting through the office of the state Attorney General ("COAG"), filed civil proceedings against IFG. Each of the SEC, NYAG and COAG complaints alleged, in substance, that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. Neither the Fund nor any of the other AIM or INVESCO Funds were named as a defendant in any of these proceedings. AIM and certain of its current and former officers also have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the COAG, the NYAG and the staff of the SEC to resolve the civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators. It has subsequently been agreed with the SEC that, in addition to AIM, ADI will be a named party in the settlement of the SEC's investigation.

  Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM and ADI will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM, ADI and IFG as well as the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

  Despite the agreements in principle discussed above, there can be no assurance that AMVESCAP will be able to reach a satisfactory final settlement with the regulators, or that any such final settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. ("IINA"), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI are expected to total $375 million. Additionally, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM or INVESCO Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

  On September 8, 2004, Mr. Cunningham's law firm issued a press release announcing that Mr. Cunningham had agreed to resolve the civil actions against him by paying the SEC and the NYAG a $500,000 civil penalty, to accept a two-year ban from the securities industry and to accept a five-year ban from serving as an officer or director in the securities industry.

  On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

Ongoing Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Ongoing Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and related defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively promote the sale of the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Real Estate Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Real Estate Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Real Estate Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -S- ERNST & YOUNG LLP
September 17, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

July 31, 2004

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS
  & OTHER EQUITY INTERESTS-95.45%

APARTMENTS-13.80%

Archstone-Smith Trust                             452,417   $ 13,314,632
------------------------------------------------------------------------
Avalonbay Communities, Inc.                       189,600     11,034,720
------------------------------------------------------------------------
BRE Properties, Inc.-Class A                      301,300     10,440,045
------------------------------------------------------------------------
Camden Property Trust                             129,400      5,823,000
------------------------------------------------------------------------
Canadian Apartment Properties Real Estate
  Investment Trust (Canada)                       314,500      3,005,041
------------------------------------------------------------------------
Equity Residential                                407,500     12,041,625
------------------------------------------------------------------------
Essex Property Trust, Inc.                        361,800     23,842,620
------------------------------------------------------------------------
Summit Properties Inc.                             99,200      2,559,360
------------------------------------------------------------------------
United Dominion Realty Trust, Inc.              1,041,400     20,192,746
========================================================================
                                                             102,253,789
========================================================================

DIVERSIFIED-5.92%

AEW Real Estate Income Fund                        41,200        683,508
------------------------------------------------------------------------
Gecina S.A. (France)(a)                            10,400        816,971
------------------------------------------------------------------------
Hang Lung Properties Ltd. (Hong Kong)(a)          693,000        953,429
------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Bermuda)(a)          525,000        955,442
------------------------------------------------------------------------
Mitsubishi Estate Co., Ltd. (Japan)(a)            178,000      2,021,993
------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd. (Japan)(a)               182,000      2,022,251
------------------------------------------------------------------------
Sino Land Co. Ltd. (Hong Kong)(a)               1,660,000      1,041,772
------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Hong Kong)(a)       116,000        980,645
------------------------------------------------------------------------
Unibail (France)(a)                                10,000      1,047,664
------------------------------------------------------------------------
Vornado Realty Trust                              573,600     33,320,424
========================================================================
                                                              43,844,099
========================================================================

HEALTHCARE-0.95%

Ventas, Inc.                                      274,500      7,005,240
========================================================================

INDUSTRIAL PROPERTIES-11.14%

Catellus Development Corp.                        258,196      6,454,900
------------------------------------------------------------------------
CenterPoint Properties Trust                      764,600     29,345,348
------------------------------------------------------------------------
Keystone Property Trust-Series E, 7.38% Pfd.       32,500        815,750
------------------------------------------------------------------------
ProLogis                                        1,348,770     45,912,131
========================================================================
                                                              82,528,129
========================================================================

INDUSTRIAL/OFFICE MIXED-0.37%

Liberty Property Trust                             72,250      2,774,400
========================================================================

LODGING-RESORTS-9.15%

Equity Inns Inc.                                   11,400        103,398
------------------------------------------------------------------------
Fairmont Hotels & Resorts Inc. (Canada)           338,000      8,703,500
------------------------------------------------------------------------
Hilton Hotels Corp.                             1,064,200     18,974,686
------------------------------------------------------------------------
Host Marriott Corp.(b)                          1,278,500     16,556,575
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
LODGING-RESORTS-(CONTINUED)

LaSalle Hotel Properties                          254,700   $  6,555,978
------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         375,000     16,875,000
========================================================================
                                                              67,769,137
========================================================================

OFFICE PROPERTIES-17.35%

Alexandria Real Estate Equities, Inc.             287,500     17,275,875
------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.-Series
  C, 8.38% Pfd.(b)                                 28,200        724,740
------------------------------------------------------------------------
Arden Realty, Inc.                                214,300      6,514,720
------------------------------------------------------------------------
Boston Properties, Inc.                           701,700     37,119,930
------------------------------------------------------------------------
Brandywine Realty Trust                           191,900      5,238,870
------------------------------------------------------------------------
Brookfield Properties Corp. (Canada)              218,900      6,709,285
------------------------------------------------------------------------
CarrAmerica Realty Corp.                          152,300      4,643,627
------------------------------------------------------------------------
Kilroy Realty Corp.                               206,200      7,299,480
------------------------------------------------------------------------
Mack-Cali Realty Corp.                            334,200     13,668,780
------------------------------------------------------------------------
SL Green Realty Corp.                             574,000     28,183,400
------------------------------------------------------------------------
Sophia (France)(a)                                 24,613      1,108,011
========================================================================
                                                             128,486,718
========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.09%

St. Joe Co. (The)                                  15,000        645,300
========================================================================

REGIONAL MALLS-19.54%

Borealis Retail Real Estate Investment Trust
  (Canada)(a)                                     124,400      1,085,686
------------------------------------------------------------------------
General Growth Properties, Inc.                 1,583,800     47,640,704
------------------------------------------------------------------------
Klepierre (France)(a)                              26,500      1,763,109
------------------------------------------------------------------------
Liberty International PLC (United Kingdom)(a)      76,300      1,105,766
------------------------------------------------------------------------
Macerich Co. (The)                                495,600     23,739,240
------------------------------------------------------------------------
Mills Corp. (The)                                 213,600      9,740,160
------------------------------------------------------------------------
Rouse Co. (The)                                   274,900     13,415,120
------------------------------------------------------------------------
Simon Property Group, Inc.                        896,700     46,278,687
========================================================================
                                                             144,768,472
========================================================================

SELF STORAGE-1.87%

Public Storage, Inc.                              132,600      6,249,438
------------------------------------------------------------------------
Shurgard Storage Centers, Inc.-Class A            204,700      7,573,900
========================================================================
                                                              13,823,338
========================================================================

SHOPPING CENTERS-12.17%

Capital & Regional PLC (United Kingdom)(a)        164,800      1,601,770
------------------------------------------------------------------------
Chelsea Property Group, Inc.                      526,300     34,272,656
------------------------------------------------------------------------
Developers Diversified Realty Corp.               683,100     24,509,628
------------------------------------------------------------------------
Eurocommercial Properties N.V.
  (Netherlands)(a)                                 52,500      1,607,966
------------------------------------------------------------------------
Federal Realty Investment Trust                   146,500      6,182,300
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
SHOPPING CENTERS-(CONTINUED)

Japan Retail Fund Investment Corp. (Japan)            200   $  1,393,948
------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.               150,500      7,615,300
------------------------------------------------------------------------
Regency Centers Corp.                             190,800      8,109,000
------------------------------------------------------------------------
Urstadt Biddle Properties-Class A                 359,600      4,876,176
========================================================================
                                                              90,168,744
========================================================================

SPECIALTY PROPERTIES-3.10%

American Financial Realty Trust                   366,000      4,849,500
------------------------------------------------------------------------
Entertainment Properties Trust                    153,200      5,417,152
------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                       404,100     12,680,658
========================================================================
                                                              22,947,310
========================================================================
    Total Real Estate Investment Trusts,
      Common Stocks & Other Equity Interests
      (Cost $558,700,108)                                    707,014,676
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

MONEY MARKET FUNDS-4.10%

Liquid Assets Portfolio-Institutional
  Class(c)                                     15,196,858   $ 15,196,858
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    15,196,858     15,196,858
========================================================================
    Total Money Market Funds (Cost
      $30,393,716)                                            30,393,716
========================================================================
TOTAL INVESTMENTS-99.55% (Cost $589,093,824)                 737,408,392
========================================================================
OTHER ASSETS LESS LIABILITIES-0.45%                            3,320,263
========================================================================
NET ASSETS-100.00%                                          $740,728,655
________________________________________________________________________
========================================================================

Investment Abbreviations:

Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at July 31, 2004 was $18,112,475, which represented 2.46% of the Fund's total investments. See Note 1A.
(b) Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

ASSETS:

Investments, at market value (cost
  $558,700,108)                                $707,014,676
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $30,393,716)                             30,393,716
===========================================================
    Total investments (cost $589,093,824)       737,408,392
===========================================================
Receivables for:
  Investments sold                                4,416,592
-----------------------------------------------------------
  Fund shares sold                                4,225,926
-----------------------------------------------------------
  Dividends                                         938,437
-----------------------------------------------------------
  Amount due from advisor                             1,574
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   43,880
-----------------------------------------------------------
Other assets                                         76,442
===========================================================
    Total assets                                747,111,243
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           5,073,294
-----------------------------------------------------------
  Fund shares reacquired                            635,652
-----------------------------------------------------------
  Deferred compensation and retirement plans         50,900
-----------------------------------------------------------
Accrued distribution fees                           371,083
-----------------------------------------------------------
Accrued trustees' fees                                1,512
-----------------------------------------------------------
Accrued transfer agent fees                         243,148
-----------------------------------------------------------
Accrued operating expenses                            6,999
===========================================================
    Total liabilities                             6,382,588
===========================================================
Net assets applicable to shares outstanding    $740,728,655
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $593,667,136
-----------------------------------------------------------
Undistributed net investment income                (282,197)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                       (970,978)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies             148,314,694
===========================================================
                                               $740,728,655
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $418,244,144
___________________________________________________________
===========================================================
Class B                                        $174,671,695
___________________________________________________________
===========================================================
Class C                                        $116,871,507
___________________________________________________________
===========================================================
Class R                                        $     24,018
___________________________________________________________
===========================================================
Investor Class                                 $ 29,896,022
___________________________________________________________
===========================================================
Institutional Class                            $  1,021,269
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          19,533,763
___________________________________________________________
===========================================================
Class B                                           8,132,563
___________________________________________________________
===========================================================
Class C                                           5,451,994
___________________________________________________________
===========================================================
Class R                                               1,122
___________________________________________________________
===========================================================
Investor Class                                    1,397,090
___________________________________________________________
===========================================================
Institutional Class                                  47,684
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      21.41
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $21.41 divided by
      95.25%)                                  $      22.48
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      21.48
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      21.44
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      21.41
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
    share                                      $      21.40
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      21.42
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended July 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $146,106)        $ 21,440,166
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       337,477
==========================================================================
    Total investment income                                     21,777,643
==========================================================================

EXPENSES:

Advisory fees                                                    5,126,831
--------------------------------------------------------------------------
Administrative services fees                                       164,380
--------------------------------------------------------------------------
Custodian fees                                                      71,292
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,046,782
--------------------------------------------------------------------------
  Class B                                                        1,563,583
--------------------------------------------------------------------------
  Class C                                                          921,397
--------------------------------------------------------------------------
  Class R                                                               17
--------------------------------------------------------------------------
  Investor Class                                                    59,514
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, R and Investor             1,573,643
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                             120
--------------------------------------------------------------------------
Trustees' and retirement fees                                       18,486
--------------------------------------------------------------------------
Other                                                              487,109
==========================================================================
    Total expenses                                              11,033,154
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (62,917)
==========================================================================
    Net expenses                                                10,970,237
==========================================================================
Net investment income                                           10,807,406
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         23,066,938
--------------------------------------------------------------------------
  Foreign currencies                                              (207,285)
==========================================================================
                                                                22,859,653
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         78,908,970
--------------------------------------------------------------------------
  Foreign currencies                                                (2,145)
==========================================================================
                                                                78,906,825
==========================================================================
Net gain from investment securities and foreign currencies     101,766,478
==========================================================================
Net increase in net assets resulting from operations          $112,573,884
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 10,807,406    $  6,774,304
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          22,859,653      (4,106,860)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           78,906,825      48,777,546
==========================================================================================
    Net increase in net assets resulting from operations       112,573,884      51,444,990
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (7,298,271)     (3,329,708)
------------------------------------------------------------------------------------------
  Class B                                                       (2,846,339)     (2,034,884)
------------------------------------------------------------------------------------------
  Class C                                                       (1,662,526)     (1,070,734)
------------------------------------------------------------------------------------------
  Class R                                                              (57)             --
------------------------------------------------------------------------------------------
  Investor Class                                                  (550,046)             --
------------------------------------------------------------------------------------------
  Institutional Class                                               (3,372)             --
==========================================================================================
    Decrease in net assets resulting from distributions        (12,360,611)     (6,435,326)
==========================================================================================
Share transactions-net:
  Class A                                                      189,546,124      70,728,483
------------------------------------------------------------------------------------------
  Class B                                                       22,366,994      37,706,329
------------------------------------------------------------------------------------------
  Class C                                                       35,706,292      18,496,500
------------------------------------------------------------------------------------------
  Class R                                                           23,011              --
------------------------------------------------------------------------------------------
  Investor Class                                                26,243,845              --
------------------------------------------------------------------------------------------
  Institutional Class                                              987,334              --
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              274,873,600     126,931,312
==========================================================================================
    Net increase in net assets                                 375,086,873     171,940,976
==========================================================================================

NET ASSETS:

  Beginning of year                                            365,641,782     193,700,806
==========================================================================================
  End of year (including undistributed net investment income of $(282,197) and $574,152 for 2004 and 2003,
    respectively)                                             $740,728,655    $365,641,782
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Real Estate Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve high total return. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/ event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/ event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

       The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the Fund's average daily net assets. AIM has entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. ("INVESCO") whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended July 31, 2004, AIM waived fees of $6,438.

    For the year ended July 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $44,513 of expenses incurred by the Fund in connection with matters related to both pending regulatory complaints against INVESCO Funds Group, Inc. ("IFG") alleging market timing and the ongoing market timing investigations with respect to IFG and AIM, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2004, AIM was paid $164,380 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended July 31, 2004, AISI retained $717,633 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class R Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of the Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the year ended July 31, 2004, the Class A, Class B, Class C, Class R and Investor Class shares paid $1,046,782, $1,563,583, $921,397, $17 and $54,868, respectively. AIM reimbursed
$4,646 of Investor Class expenses related to an overpayment of prior period Rule 12b-1 fees of the INVESCO Real Estate Opportunity Fund paid to INVESCO Distributors, Inc., the prior distributor of INVESCO Real Estate Opportunity Fund, an AIM affiliate.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2004, AIM Distributors advised the Fund that it retained $370,490 in front-end sales commissions from the sale of Class A shares and $92,514, $17,209, $28,683 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended July 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      UNREALIZED
                 MARKET VALUE      PURCHASES         PROCEEDS        APPRECIATION    MARKET VALUE    DIVIDEND     REALIZED
FUND               07/31/03         AT COST         FROM SALES      (DEPRECIATION)     07/31/04       INCOME     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 9,094,930     $114,648,856     $(108,546,928)       $   --        $15,196,858    $171,038      $   --
----------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             9,094,930      114,648,856      (108,546,928)           --         15,196,858     166,439          --
============================================================================================================================
  Total           $18,189,860     $229,297,712     $(217,093,856)       $   --        $30,393,716    $337,477      $   --
============================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2004, the Fund received credits in transfer agency fees of $6,855 and credits in custodian fees of $465 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $7,320.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2004, the Fund paid legal fees of $4,992 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2004 and 2003 was as follows:

                                                                 2004           2003
---------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $12,215,228    $6,435,326
---------------------------------------------------------------------------------------
Distributions paid from long-term gain                            145,383            --
=======================================================================================
Total distributions paid                                      $12,360,611    $6,435,326
_______________________________________________________________________________________
=======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2004, the components of net assets on a tax basis were as follows:

                                                                  2004
--------------------------------------------------------------------------
Undistributed long-term gain                                  $  5,176,922
--------------------------------------------------------------------------
Unrealized appreciation -- investments                         147,095,883
--------------------------------------------------------------------------
Temporary book/tax differences                                     (42,450)
--------------------------------------------------------------------------
Capital loss carryforward                                       (5,168,836)
--------------------------------------------------------------------------
Shares of beneficial interest                                  593,667,136
==========================================================================
Total net assets                                              $740,728,655
__________________________________________________________________________
==========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable to losses on wash sales and realization of unrealized gains on passive foreign investment companies. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $126.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of July 31, 2004 to utilizing $1,941,450 of capital loss carryforward in the fiscal year ended July 31, 2005.

    The Fund utilized $9,997,450 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of July 31, 2004 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD
--------------------------------------------------------------------------
July 31, 2006                                                 $ 1,240,191
--------------------------------------------------------------------------
July 31, 2007                                                   1,790,021
--------------------------------------------------------------------------
July 31, 2009                                                   2,138,624
==========================================================================
Total capital loss carryforward                               $ 5,168,836
__________________________________________________________________________
==========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003 the date of the reorganization of INVESCO Real Estate Opportunity Fund are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2004 was $367,353,943 and $150,429,167, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $148,062,627
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (966,870)
==============================================================================
Net unrealized appreciation of investment securities             $147,095,757
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $590,312,635.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, distribution reclassifications, non-deductible reorganization expenses and passive foreign investment company reclassifications, on July 31, 2004, undistributed net investment income was increased by $717,942, undistributed net realized gain (loss) was decreased by $1,496,962 and shares of beneficial interest increased by $779,020. Further, as a result of tax deferrals acquired in the reorganization of INVESCO Real Estate Opportunity Fund into the Fund on November 24, 2003, undistributed net investment income was decreased by $21,086, undistributed net realized gain (loss) was decreased by $6,682,753 and shares of beneficial interest increased by $6,703,839. These reclassifications had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                              ---------------------------------------------------------
                                                                         2004                           2003
                                                              ---------------------------    --------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     14,903,883    $ 299,751,365    10,040,616    $153,310,327
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      3,321,613       66,077,962     4,612,513      69,835,946
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      3,156,809       63,545,923     2,144,150      32,601,275
-----------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                       1,119           22,954            --              --
-----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                              930,779       19,266,503            --              --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                          48,081          995,692            --              --
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        338,725        6,808,828       199,768       3,041,849
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        126,922        2,528,943       118,414       1,804,757
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         73,282        1,463,058        60,550         921,382
-----------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                           3               57            --              --
-----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                               25,309          521,885            --              --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                             162            3,372            --              --
=======================================================================================================================
Issued in connection with acquisitions:(c)
  Class A                                                        601,377       11,125,322            --              --
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         14,428          267,736            --              --
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        122,102        2,261,014            --              --
-----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            1,476,425       27,304,798            --              --
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        312,257        6,275,053       158,310       2,459,992
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (311,271)      (6,275,053)     (157,917)     (2,459,992)
=======================================================================================================================
Reacquired:
  Class A                                                     (6,786,421)    (134,414,444)   (5,900,039)    (88,083,685)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,032,387)     (40,232,594)   (2,108,225)    (31,474,382)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,590,589)     (31,563,703)     (986,180)    (15,026,157)
-----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                           (1,035,423)     (20,849,341)           --              --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                            (559)         (11,730)           --              --
=======================================================================================================================
                                                              13,696,626    $ 274,873,600     8,181,960    $126,931,312
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Class R shares and Institutional Class shares commenced sales on April 30, 2004.
(b)  Investor Class shares commenced sales on September 30, 2003.
(c) As of the open of business on November 24, 2003, the Fund acquired all of the net assets of INVESCO Real Estate Opportunity Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Real Estate Opportunity Fund shareholders on October 28, 2003. The acquisition was accomplished by a tax-free exchange of 2,214,332 shares of the Fund for 4,386,619 shares of INVESCO Real Estate Opportunity Fund outstanding as of the close of business November 21, 2003. INVESCO Real Estate Opportunity Fund's net assets at that date of $40,958,870 including $5,430,748 of unrealized appreciation were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $427,505,213.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                    -----------------------------------------------------------------------------
                                                                                                     SEVEN MONTHS
                                                                 YEAR ENDED JULY 31,                    ENDED         YEAR ENDED
                                                    ---------------------------------------------      JULY 31,      DECEMBER 31,
                                                      2004           2003       2002       2001          2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  17.50       $  15.25    $ 13.56    $ 13.04      $ 10.61         $ 11.46
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.44(a)        0.45(a)    0.47(a)    0.50         0.30(a)         0.42
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                         3.97           2.24       1.68       0.54         2.38           (0.75)
=================================================================================================================================
    Total from investment operations                    4.41           2.69       2.15       1.04         2.68           (0.33)
=================================================================================================================================
Less dividends from net investment income              (0.50)         (0.44)     (0.46)     (0.52)       (0.25)          (0.52)
=================================================================================================================================
Net asset value, end of period                      $  21.41       $  17.50    $ 15.25    $ 13.56      $ 13.04         $ 10.61
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                        25.46%         18.12%     16.10%      8.23%       25.61%          (2.88)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $418,244       $177,901    $86,411    $28,400      $23,187         $16,279
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        1.65%(c)       1.72%      1.77%      1.63%        1.62%(d)        1.61%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      1.66%(c)       1.72%      1.77%      1.79%        2.05%(d)        1.73%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                2.17%(c)       2.97%      3.25%      3.88%        4.49%(d)        3.70%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                28%            87%        77%        85%          39%             52%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not include sales charges and are not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $299,080,683.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                       CLASS B
                                                    -----------------------------------------------------------------------------
                                                                                                     SEVEN MONTHS
                                                                 YEAR ENDED JULY 31,                    ENDED         YEAR ENDED
                                                    ---------------------------------------------      JULY 31,      DECEMBER 31,
                                                      2004           2003       2002       2001          2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  17.55       $  15.29    $ 13.59    $ 13.07      $ 10.64          $11.48
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.30(a)        0.36(a)    0.38(a)    0.41         0.25(a)         0.32
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                         3.99           2.24       1.68       0.53         2.39           (0.72)
=================================================================================================================================
    Total from investment operations                    4.29           2.60       2.06       0.94         2.64           (0.40)
=================================================================================================================================
Less dividends from net investment income              (0.36)         (0.34)     (0.36)     (0.42)       (0.21)          (0.44)
=================================================================================================================================
Net asset value, end of period                      $  21.48       $  17.55    $ 15.29    $ 13.59      $ 13.07          $10.64
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                        24.66%         17.37%     15.40%      7.42%       25.08%          (3.53)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $174,672       $123,093    $69,557    $16,917      $12,722          $9,839
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        2.30%(c)       2.37%      2.41%      2.36%        2.37%(d)        2.35%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      2.31%(c)       2.37%      2.41%      2.43%        2.70%(d)        2.37%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                1.52%(c)       2.32%      2.61%      3.15%        3.73%(d)        2.96%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                28%            87%        77%        85%          39%             52%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not include sales charges and are not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $156,358,242.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                      CLASS C
                                                    ----------------------------------------------------------------------------
                                                                                                    SEVEN MONTHS
                                                                YEAR ENDED JULY 31,                    ENDED         YEAR ENDED
                                                    --------------------------------------------      JULY 31,      DECEMBER 31,
                                                      2004          2003       2002       2001          2000            1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  17.52       $ 15.26    $ 13.57    $ 13.05      $ 10.62         $ 11.46
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.30(a)       0.36(a)    0.38(a)    0.41         0.25(a)         0.33(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                         3.98          2.24       1.67       0.53         2.39           (0.73)
================================================================================================================================
    Total from investment operations                    4.28          2.60       2.05       0.94         2.64           (0.40)
================================================================================================================================
Less dividends from net investment income              (0.36)        (0.34)     (0.36)     (0.42)       (0.21)          (0.44)
================================================================================================================================
Net asset value, end of period                      $  21.44       $ 17.52    $ 15.26    $ 13.57      $ 13.05         $ 10.62
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                        24.64%        17.41%     15.35%      7.43%       25.13%          (3.54)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $116,872       $64,648    $37,733    $22,722      $20,306         $19,992
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        2.30%(c)      2.37%      2.41%      2.36%        2.37%(d)        2.35%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      2.31%(c)      2.37%      2.41%      2.43%        2.70%(d)        2.37%
================================================================================================================================
Ratio of net investment income to average net
  assets                                                1.52%(c)      2.32%      2.61%      3.15%        3.73%(d)        2.96%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                28%           87%        77%        85%          39%             52%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not include sales charges and are not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $92,139,727.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                INVESTOR CLASS
                                                              ------------------
                                                              SEPTEMBER 30, 2003
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                   JULY 31,
                                                                     2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 18.18
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.39(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)              3.25
================================================================================
    Total from investment operations                                  3.64
================================================================================
Less dividends from net investment income                            (0.42)
================================================================================
Net asset value, end of period                                     $ 21.40
________________________________________________________________________________
================================================================================
Total return(b)                                                      20.13%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $29,896
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      1.51%(c)
--------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.54%(c)
================================================================================
Ratio of net investment income to average net assets                  2.31%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                              28%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $26,336,504.
(d)  Not annualized for periods less than one year.

                                                                 CLASS R
                                                              --------------
                                                              APRIL 30, 2004
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                                 JULY 31,
                                                                   2004
----------------------------------------------------------------------------
Net asset value, beginning of period                              $19.34
----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.11(a)
----------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            2.07
============================================================================
    Total from investment operations                                2.18
============================================================================
Less dividends from net investment income                          (0.11)
============================================================================
Net asset value, end of period                                    $21.41
____________________________________________________________________________
============================================================================
Total return(b)                                                    11.29%
____________________________________________________________________________
============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $   24
____________________________________________________________________________
============================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    1.72%(c)
----------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 1.73%(c)
============================================================================
Ratio of net investment income to average net assets                2.10%(c)
____________________________________________________________________________
============================================================================
Portfolio turnover rate(d)                                            28%
____________________________________________________________________________
============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $13,314.
(d)  Not annualized for periods less than one year.

                                                              INSTITUTIONAL CLASS
                                                              -------------------
                                                                APRIL 30, 2004
                                                                  (DATE SALES
                                                                 COMMENCED) TO
                                                                   JULY 31,
                                                                     2004
---------------------------------------------------------------------------------
Net asset value, beginning of period                                $19.34
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.14(a)
---------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)              2.08
=================================================================================
    Total from investment operations                                  2.22
=================================================================================
Less dividends from net investment income                            (0.14)
=================================================================================
Net asset value, end of period                                      $21.42
_________________________________________________________________________________
=================================================================================
Total return(b)                                                      11.50%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $1,021
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      1.12%(c)
---------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.13%(c)
=================================================================================
Ratio of net investment income to average net assets                  2.70%(c)
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate(d)                                              28%
_________________________________________________________________________________
=================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total Returns are not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $467,195.
(d)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to
Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, has reached an agreement in principle with certain regulators to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, also has reached an agreement in principle with certain regulators to resolve investigations related to market timing activity in the AIM Funds. AIM expects that its wholly owned subsidiary A I M Distributors, Inc. ("ADI"), the distributor of the Fund's shares, also will be included as a party in the settlement with respect to AIM. In addition, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits, as described more fully below. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Agreements in Principle and Settled Enforcement Actions Related to Market Timing

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the State of New York, acting through the office of the state Attorney General ("NYAG"), filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. At the time these proceedings were filed Mr. Cunningham held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. Mr. Cunningham is no longer affiliated with AIM. In addition, on December 2, 2003, the State of Colorado, acting through the office of the state Attorney General ("COAG"), filed civil proceedings against IFG. Each of the SEC, NYAG and COAG complaints alleged, in substance, that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. Neither the Fund nor any of the other AIM or INVESCO Funds were named as a defendant in any of these proceedings. AIM and certain of its current and former officers also have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the COAG, the NYAG and the staff of the SEC to resolve the civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators. It has subsequently been agreed with the SEC that, in addition to AIM, ADI will be a named party in the settlement of the SEC's investigation.

  Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM and ADI will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM, ADI and IFG as well as the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

  Despite the agreements in principle discussed above, there can be no assurance that AMVESCAP will be able to reach a satisfactory final settlement with the regulators, or that any such final settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. ("IINA"), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI are expected to total $375 million. Additionally, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM or INVESCO Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

  On September 8, 2004, Mr. Cunningham's law firm issued a press release announcing that Mr. Cunningham had agreed to resolve the civil actions against him by paying the SEC and the NYAG a $500,000 civil penalty, to accept a two-year ban from the securities industry and to accept a five-year ban from serving as an officer or director in the securities industry.

  On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

Ongoing Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Ongoing Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the

Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and related defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively promote the sale of the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Short Term Bond Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Short Term Bond Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Short Term Bond Fund as of July 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 17, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

July 31, 2004


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
BONDS & NOTES-59.17%

ADVERTISING-0.63%

Interpublic Group of Cos., Inc. (The), Sr.
  Unsec. Notes, 7.88%, 10/15/05                $2,000,000   $  2,095,060
========================================================================

AEROSPACE & DEFENSE-0.16%

Lockheed Martin Corp.-Series A, Medium Term
  Notes, 8.66%, 11/30/06                          495,000        547,752
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.49%

Bank of New York Institutional Capital Trust-
  Series A, Bonds, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $1,789,065)(a)                 1,500,000      1,613,235
========================================================================

AUTOMOBILE MANUFACTURERS-0.43%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04       1,425,000      1,432,210
========================================================================

BROADCASTING & CABLE TV-5.83%

Continental Cablevision, Inc., Sr. Unsec.
  Deb.,
  8.88%, 09/15/05                               2,000,000      2,135,360
------------------------------------------------------------------------
  9.50%, 08/01/13                               4,900,000      5,465,460
------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes,
  6.88%, 06/15/05                               2,735,000      2,833,624
------------------------------------------------------------------------
  7.50%, 08/15/04                                 800,000        801,376
------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes, 6.63%,
  02/15/06                                      2,000,000      2,102,300
------------------------------------------------------------------------
Rogers Cablesystems Ltd. (Canada)-Series B,
  Sr. Sec. Second Priority Yankee Notes,
  10.00%, 03/15/05                              2,000,000      2,090,000
------------------------------------------------------------------------
TCI Communications, Inc.,
  Medium Term Notes, 8.35%, 02/15/05              822,000        847,219
------------------------------------------------------------------------
  Sr. Notes, 7.25%, 08/01/05                      575,000        601,197
------------------------------------------------------------------------
Time Warner Cos., Inc., Unsec. Notes, 7.75%,
  06/15/05                                      2,395,000      2,498,488
========================================================================
                                                              19,375,024
========================================================================

COMPUTER HARDWARE-0.10%

Sun Microsystems, Inc., Sr. Unsec. Notes,
  7.35%, 08/15/04                                 331,000        331,496
========================================================================

CONSUMER FINANCE-8.08%

Capital One Bank, Sr. Global Notes, 8.25%,
  06/15/05                                      4,400,000      4,620,440
------------------------------------------------------------------------
Capital One Financial Corp.,
  Sr. Unsec. Notes,
    7.25%, 05/01/06                             2,000,000      2,109,940
------------------------------------------------------------------------
    8.75%, 02/01/07                             1,100,000      1,221,352
------------------------------------------------------------------------
  Unsec. Notes,
  7.13%, 08/01/08                                 800,000        867,008
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

CONSUMER FINANCE-(CONTINUED)

Ford Motor Credit Co.,
  Notes, 6.75%, 05/15/05                        2,100,000      2,165,709
------------------------------------------------------------------------
  Unsec. Global Notes,
    6.88%, 02/01/06                            $  400,000   $    419,972
------------------------------------------------------------------------
    7.50%, 03/15/05                             2,800,000      2,885,344
------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 03/15/05                 1,485,000      1,532,238
------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Floating Rate Medium Term Notes, 3.34%,
  03/04/05(b)                                   3,725,000      3,730,364
------------------------------------------------------------------------
  Global Notes,
    4.50%, 07/15/06                             1,600,000      1,624,720
------------------------------------------------------------------------
    7.50%, 07/15/05(c)                          2,800,000      2,918,048
------------------------------------------------------------------------
  Medium Term Notes, 5.25%, 05/16/05            1,900,000      1,936,632
------------------------------------------------------------------------
  Unsec. Unsub. Global Notes, 6.75%,
  01/15/06(c)                                     750,000        785,587
========================================================================
                                                              26,817,354
========================================================================

DIVERSIFIED BANKS-6.48%

AB Spintab (Sweden), Bonds, 7.50% (Acquired
  02/12/04; Cost $2,232,040)(a)(d)              2,000,000      2,156,276
------------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub.
  Yankee Notes, 7.35%(d)                          800,000        864,264
------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $776,335)(a)(e)        700,000        729,407
------------------------------------------------------------------------
Bankers Trust Corp., Unsec. Sub. Notes,
  8.25%, 05/01/05                               1,200,000      1,251,924
------------------------------------------------------------------------
Chohung Bank (South Korea), Unsec. Sub.
  Notes, 11.50%, 04/01/10 (Acquired 07/01/04;
  Cost $1,064,690)(a)(e)                        1,000,000      1,060,850
------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
  Unsec. Yankee Notes, 8.88%, 06/01/05          2,500,000      2,619,150
------------------------------------------------------------------------
Daiwa P.B. Ltd. (Cayman Islands)-Series E,
  Gtd. Medium Term Sub. Notes, 2.15%(d)         1,400,000      1,386,000
------------------------------------------------------------------------
Danske Bank A/S (Denmark), Sub. Notes, 6.38%,
  06/15/08 (Acquired 08/30/02; Cost
  $53,673)(a)                                      50,000         51,647
------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes,
  8.23%, 02/01/27                                 650,000        732,140
------------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06                                900,000      1,025,208
------------------------------------------------------------------------
Wells Fargo & Co., Sr. Unsec. Global Notes,
  3.75%, 10/15/07                               2,000,000      2,003,320
------------------------------------------------------------------------
Wells Fargo Bank, N.A., Unsec. Sub. Global
  Notes, 7.80%, 06/15/10                        6,250,000      6,593,750
------------------------------------------------------------------------
Woori Bank (South Korea), Unsec. Sub. Second
  Tier Notes, 11.75%, 03/01/10 (Acquired
  07/01/04; Cost $1,058,900)(a)(e)              1,000,000      1,056,640
========================================================================
                                                              21,530,576
========================================================================


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

DIVERSIFIED CAPITAL MARKETS-0.43%

JPMorgan Chase Bank, Sub. Notes, 7.00%,
  06/01/05                                     $1,371,000   $  1,421,357
========================================================================

ELECTRIC UTILITIES-4.60%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05          1,430,000      1,520,362
------------------------------------------------------------------------
Consolidated Edison Co. of New York, Unsec.
  Deb., 7.75%, 06/01/26(f)                      2,000,000      2,161,420
------------------------------------------------------------------------
Hydro-Quebec (Canada)-Series B, Gtd. Medium
  Term Yankee Notes, 6.52%, 02/23/06(f)         1,150,000      1,210,168
------------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05                        1,740,000      1,838,641
------------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series F, Sr.
  Unsec. Notes, 7.63%, 10/01/05                   756,098        797,388
------------------------------------------------------------------------
Pacific Gas & Electric Co., First Mortgage
  Floating Rate Bonds, 2.30%, 04/03/06(b)       2,500,000      2,501,325
------------------------------------------------------------------------
Westar Energy, Inc., Sec. First Mortgage
  Global Bonds, 7.88%, 05/01/07                 1,200,000      1,325,004
------------------------------------------------------------------------
Western Power Distribution Holdings Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  6.75%, 12/15/04 (Acquired 01/08/04; Cost
  $2,077,500)(a)(e)                             2,000,000      2,021,729
------------------------------------------------------------------------
Wisconsin Energy Corp., Sr. Unsec. Unsub.
  Notes, 5.50%, 12/01/08                          250,000        263,765
------------------------------------------------------------------------
Yorkshire Power Finance (Cayman Islands)-
  Series B, Sr. Unsec. Gtd. Unsub. Global
  Notes, 6.50%, 02/25/08                        1,600,000      1,640,483
========================================================================
                                                              15,280,285
========================================================================

ENVIRONMENTAL SERVICES-0.27%

Waste Management, Inc., Sr. Unsec. Notes,
  7.00%, 10/01/04                                 900,000        907,245
========================================================================

FOOD RETAIL-0.36%

Safeway Inc., Sr. Unsec. Notes, 2.50%,
  11/01/05                                      1,200,000      1,194,324
========================================================================

GAS UTILITIES-2.23%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08                         1,500,000      1,585,200
------------------------------------------------------------------------
Columbia Energy Group-Series C, Notes, 6.80%,
  11/28/05                                      2,000,000      2,100,600
------------------------------------------------------------------------
Kinder Morgan Energy Partners, L.P., Sr.
  Unsec. Notes, 8.00%, 03/15/05                   605,000        625,915
------------------------------------------------------------------------
NiSource Capital Markets, Inc., Medium Term
  Notes, 7.68%, 04/15/05                        3,000,000      3,101,520
========================================================================
                                                               7,413,235
========================================================================

HEALTH CARE FACILITIES-1.14%

HCA Inc.,
  Notes, 7.00%, 07/01/07                        1,000,000      1,063,600
------------------------------------------------------------------------
  Sr. Sub. Notes,
  6.91%, 06/15/05                               2,650,000      2,727,910
========================================================================
                                                               3,791,510
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------


HOMEBUILDING-2.89%

D.R. Horton Inc., Sr. Unsec. Gtd. Notes,
  7.50%, 12/01/07                              $1,415,000   $  1,549,425
------------------------------------------------------------------------
Lennar Corp.-Series B, Sr. Unsec. Gtd. Global
  Notes, 9.95%, 05/01/10                        3,350,000      3,705,770
------------------------------------------------------------------------
Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%,
  10/24/05                                      1,500,000      1,574,190
------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
  Notes, 9.75%, 09/01/10                        2,500,000      2,781,750
========================================================================
                                                               9,611,135
========================================================================

HYPERMARKETS & SUPER CENTERS-0.19%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                        600,000        628,608
========================================================================

INDUSTRIAL CONGLOMERATES-1.49%

Tyco International Group S.A. (Luxembourg),
  Unsec. Gtd. Unsub. Yankee Notes, 6.38%,
  06/15/05                                      2,950,000      3,047,143
------------------------------------------------------------------------
URC Holdings Corp., Sr. Notes, 7.88%,
  06/30/06 (Acquired 10/08/03; Cost
  $1,981,473)(a)(e)                             1,750,000      1,900,658
========================================================================
                                                               4,947,801
========================================================================

INTEGRATED OIL & GAS-0.22%

Occidental Petroleum Corp., Sr. Unsec. Notes,
  6.50%, 04/01/05                                 700,000        719,579
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.15%

Sprint Capital Corp., Unsec. Gtd. Global
  Notes, 7.90%, 03/15/05                        1,800,000      1,862,946
------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07                                      1,300,000      1,416,482
------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
  6.36%, 04/15/06                                 500,000        525,640
========================================================================
                                                               3,805,068
========================================================================

INVESTMENT BANKING & BROKERAGE-1.13%

Goldman Sachs Group, L.P., Unsec. Notes,
  7.25%, 10/01/05 (Acquired 03/18/03; Cost
  $2,008,062)(a)                                1,800,000      1,891,980
------------------------------------------------------------------------
Lehman Brothers Inc.,
  Sr. Sub. Deb., 11.63%, 05/15/05                 125,000        133,034
------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06          700,000        756,266
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series B,
  Medium Term Notes,
  4.54%, 03/08/05                                 250,000        253,822
------------------------------------------------------------------------
  7.08%, 10/03/05                                 690,000        722,865
========================================================================
                                                               3,757,967
========================================================================

LIFE & HEALTH INSURANCE-0.93%

Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                        500,000        527,100
------------------------------------------------------------------------


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
LIFE & HEALTH INSURANCE-(CONTINUED)

ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06                              $2,340,000   $  2,571,169
========================================================================
                                                               3,098,269
========================================================================

MUNICIPALITIES-0.91%

Phoenix (City of), Arizona Civic Improvement
  Corp.; Taxable Rental Car Facility Series
  2004 RB, 3.69%, 07/01/07(f)                   1,500,000      1,503,750
------------------------------------------------------------------------
Sacramento (County of), California; Taxable
  Pension Funding Series 2004 C-1 RB, 0.27%,
  07/10/30(f)(g)                                1,600,000      1,502,000
========================================================================
                                                               3,005,750
========================================================================

OIL & GAS DRILLING-0.64%

R&B Falcon Corp.-Series B, Sr. Unsec. Notes,
  6.75%, 04/15/05                               2,070,000      2,131,872
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.50%

Kerr-McGee Corp., Unsec. Gtd. Global Notes,
  5.38%, 04/15/05                               1,630,000      1,656,161
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.55%

Bombardier Capital, Inc., Notes, 7.50%,
  08/15/04 (Acquired 04/13/04-06/02/04; Cost
  $2,535,145)(a)(e)                             2,500,000      2,503,250
------------------------------------------------------------------------
CIT Group Inc., Sr. Unsec. Unsub. Global
  Notes, 7.63%, 08/16/05                        1,000,000      1,052,580
------------------------------------------------------------------------
General Electric Capital Corp.-Series A,
  Medium Term Global Notes, 2.85%, 01/30/06       430,000        430,985
------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands),
  Sr. Unsec. Global Notes, 8.02%, 05/15/07      3,200,000      3,411,936
------------------------------------------------------------------------
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09                               1,350,000      1,537,245
------------------------------------------------------------------------
PLC Trust 2003-1, Sec. Notes, 2.71%, 03/31/06
  (Acquired 03/23/04; Cost $2,881,124)(a)(e)    2,842,298      2,846,260
========================================================================
                                                              11,782,256
========================================================================

PACKAGED FOODS & MEATS-0.62%

Nabisco Inc., Putable Notes, 6.38%, 02/01/05    2,000,000      2,048,360
========================================================================

PROPERTY & CASUALTY INSURANCE-0.61%

Oil Insurance Ltd. (Bermuda), Unsec. Sub.
  Deb., 5.15%, 08/15/33 (Acquired 03/23/04;
  Cost $2,099,800)(a)(e)                        2,000,000      2,014,940
========================================================================

PUBLISHING-0.31%

News America Holdings, Sr. Gtd. Notes, 8.50%,
  02/15/05                                      1,000,000      1,030,490
========================================================================

REAL ESTATE-1.69%

Developers Diversified Realty Corp., Sr.
  Medium Term Notes, 6.84%, 12/16/04              435,000        441,673
------------------------------------------------------------------------
EOP Operating L.P., Unsec. Notes, 8.38%,
  03/15/06                                      1,550,000      1,676,992
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

REAL ESTATE-(CONTINUED)

HRPT Properties Trust, Sr. Unsec. Notes,
  6.70%, 02/23/05                              $  100,000   $    102,380
------------------------------------------------------------------------
JDN Realty Corp., Unsec. Unsub. Notes, 6.80%,
  08/01/04                                        850,000        849,966
------------------------------------------------------------------------
Spieker Properties, Inc., Medium Term Notes,
  8.00%, 07/19/05                               2,430,000      2,542,825
========================================================================
                                                               5,613,836
========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.32%

Southern Investments UK PLC (United Kingdom),
  Sr. Unsec. Unsub. Yankee Notes, 6.80%,
  12/01/06                                      1,000,000      1,050,210
========================================================================

REGIONAL BANKS-2.19%

Popular, Inc., Unsec. Sub. Notes, 6.75%,
  12/15/05                                      1,000,000      1,048,690
------------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Sec. Sub. Floating Rate Euro
  Notes, 2.25%(d)(h)                            6,250,000      6,231,038
========================================================================
                                                               7,279,728
========================================================================

RESTAURANTS-0.88%

McDonald's Corp., Unsec. Deb., 7.05%,
  11/15/25                                      2,700,000      2,924,640
========================================================================

SOVEREIGN DEBT-1.73%

Export-Import Bank of Korea (The) (South
  Korea), Unsec. Global Notes, 6.50%,
  11/15/06                                      2,000,000      2,129,040
------------------------------------------------------------------------
Japan Bank for International Cooperation
  (Japan), Unsec. Gtd. Euro Bonds, 6.50%,
  10/06/05                                         75,000         78,390
------------------------------------------------------------------------
Russian Federation (Russia), Unsec. Unsub.
  Euro Bonds-REGS,
  8.75%, 07/24/05 (Acquired 05/14/04; Cost
  $2,113,000)(a)                                2,000,000      2,104,388
------------------------------------------------------------------------
  10.00%, 06/26/07 (Acquired
  05/14/04-05/18/04; Cost $1,440,281)(a)        1,275,000      1,436,197
========================================================================
                                                               5,748,015
========================================================================

THRIFTS & MORTGAGE FINANCE-1.40%

Sovereign Bancorp, Inc., Sr. Unsec. Notes,
  10.50%, 11/15/06                              1,760,000      2,015,957
------------------------------------------------------------------------
Washington Mutual Finance Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                        2,500,000      2,624,150
========================================================================
                                                               4,640,107
========================================================================

TOBACCO-0.61%

Altria Group, Inc.,
  Notes, 7.13%, 10/01/04                          480,000        484,200
------------------------------------------------------------------------
  Unsec. Notes, 6.38%, 02/01/06                 1,500,000      1,550,595
========================================================================
                                                               2,034,795
========================================================================

TRUCKING-2.23%

Hertz Corp. (The),
  Floating Rate Global Notes, 1.77%,
  08/13/04(b)                                   3,985,000      3,983,207
------------------------------------------------------------------------
  Sr. Global Notes, 8.25%, 06/01/05               700,000        729,393
------------------------------------------------------------------------


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
TRUCKING-(CONTINUED)

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08                              $2,400,000   $  2,690,184
========================================================================
                                                               7,402,784
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.75%

TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10                4,145,000      4,651,229
------------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.38%, 01/15/11                       1,000,000      1,149,190
========================================================================
                                                               5,800,419
========================================================================
    Total Bonds & Notes (Cost $197,821,204)                  196,483,453
========================================================================

U.S. MORTGAGE-BACKED SECURITIES-34.13%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-7.48%

Pass Through Ctfs.,
  8.00%, 11/20/12                               1,178,403      1,255,306
------------------------------------------------------------------------
  9.00%, 05/01/15                                 965,661      1,050,594
------------------------------------------------------------------------
  7.50%, 06/01/16 to 09/01/29                   5,019,989      5,374,577
------------------------------------------------------------------------
  7.00%, 12/01/16 to 01/01/33                   5,085,408      5,409,595
------------------------------------------------------------------------
  6.00%, 02/01/17 to 03/01/23                   6,363,384      6,571,879
------------------------------------------------------------------------
  8.50%, 02/01/19 to 08/17/26                   4,682,448      5,173,268
========================================================================
                                                              24,835,219
========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-15.19%

Pass Through Ctfs.,
  7.50%, 02/01/15 to 02/01/31                   4,907,105      5,250,345
------------------------------------------------------------------------
  7.00%, 04/01/15 to 12/01/33                  24,705,041     26,207,680
------------------------------------------------------------------------
  8.50%, 09/01/15 to 07/01/30                   2,158,290      2,373,004
------------------------------------------------------------------------
  6.50%, 11/01/16 to 07/01/31                   3,654,279      3,848,290
------------------------------------------------------------------------
  8.00%, 09/01/17 to 12/01/32                   9,940,672     10,789,141
------------------------------------------------------------------------
  9.00%, 02/01/21                                 182,323        204,805
------------------------------------------------------------------------
  10.00%, 05/01/26                              1,518,503      1,758,777
========================================================================
                                                              50,432,042
========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-11.46%

Pass Through Ctfs.,
  6.50%, 10/15/13 to 02/15/34                  11,519,826     12,120,789
------------------------------------------------------------------------
  7.00%, 05/15/17 to 06/15/32                   8,786,238      9,372,271
------------------------------------------------------------------------
  6.00%, 06/15/18 to 07/15/33                   7,641,697      7,913,518
------------------------------------------------------------------------
  7.75%, 09/15/19 to 02/15/21                     937,075      1,024,548
------------------------------------------------------------------------
  7.50%, 06/15/23 to 07/15/32                   5,657,953      6,114,539
------------------------------------------------------------------------
  8.50%, 07/20/27                                 594,264        650,479
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-(CONTINUED)

Pass Through Ctfs.,
  8.00%, 10/15/30                              $  770,944   $    863,333
========================================================================
                                                              38,059,477
========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $111,152,101)                                    113,326,738
========================================================================

ASSET-BACKED SECURITIES-2.69%

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-0.77%

Pacific Coast CDO Ltd. (Cayman Islands)-
  Series 1A, Class A, Floating Rate Bond,
  2.09%, 10/25/36 (Acquired
  03/24/04-05/26/04; Cost
  $2,558,608)(a)(b)(e)                          2,583,365      2,557,532
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.92%

Citicorp Lease-Series 1999-1, Class A1, Pass
  Through Ctfs., 7.22%, 06/15/05 (Acquired
  10/03/02-07/15/04; Cost $4,970,369)(a)        4,662,185      4,840,905
------------------------------------------------------------------------
Yorkshire Power Pass Through Trust (Cayman
  Islands)-Series 2000-1, Pass Through Ctfs.,
  8.25%, 02/15/05 (Acquired
  09/22/03-11/12/03; Cost $1,604,630)(a)(e)     1,500,000      1,540,481
========================================================================
                                                               6,381,386
========================================================================
    Total Asset-Backed Securities (Cost
      $8,950,171)                                              8,938,918
========================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.60%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.60%

Unsec. Floating Rate Global Notes,
  3.43%, 02/17/09 (Cost $2,000,000)(i)          2,000,000      1,997,960
========================================================================

                                                 SHARES

PREFERRED STOCKS-2.41%

INTEGRATED OIL & GAS-1.03%

Shell Frontier Oil & Gas Inc.,
  Series A, 2.38% Floating Rate Pfd.(b)                24      2,400,000
------------------------------------------------------------------------
  Series C, 2.38% Floating Rate Pfd.(b)                10      1,000,000
========================================================================
                                                               3,400,000
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.66%

Zurich RegCaPS Funding Trust III, 1.71%
  Floating Rate Pfd. (Acquired
  03/17/04-06/03/04; Cost
  $2,182,761)(a)(b)(e)                              2,250      2,193,750
========================================================================

THRIFTS & MORTGAGE FINANCE-0.72%

Fannie Mae-Series K, 3.00% Pfd.                    47,500      2,401,719
========================================================================
    Total Preferred Stocks (Cost $7,967,261)                   7,995,469
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
MONEY MARKET FUNDS-0.03%

Liquid Assets Portfolio-Institutional
  Class(j)                                         43,711   $     43,711
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(j)        43,711         43,711
========================================================================
    Total Money Market Funds (Cost $87,422)                       87,422
========================================================================
TOTAL INVESTMENTS-99.03% (Cost $327,978,159)                 328,829,960
========================================================================
OTHER ASSETS LESS LIABILITIES-0.97%                            3,207,548
========================================================================
NET ASSETS-100.00%                                          $332,037,508
________________________________________________________________________
========================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
Gtd.    - Guaranteed
Pfd.    - Preferred
RB      - Revenue Bonds
REGS    - Regulation S
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2004 was $34,520,125, which represented 10.40% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) Interest rate is redetermined quarterly. Rate shown is rate in effect on July 31, 2004.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 7.
(d) Perpetual bond with no specified maturity date.
(e) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at July 31, 2004 was $20,425,497, which represented 6.15% of the Fund's net assets.
(f) Principal and interest payments are secured by bond insurance provided by one of the following companies: Financial Guaranty Insurance Co. or MBIA Insurance Corp.
(g) Zero coupon bond issued at a discount. The interest rate shown represents the current yield on July 31, 2004. Bond will convert to a fixed coupon rate at a specified future date.
(h) Interest rate is redetermined semi-annually. Rate shown is rate in effect on July 31, 2004.
(i) Interest rate is redetermined monthly. Rate shown is rate in effect on July 31, 2004.
(j) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

ASSETS:

Investments, at market value (cost
  $327,890,737)                                $328,742,538
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $87,422)                                     87,422
===========================================================
    Total investments (cost $327,978,159)       328,829,960
===========================================================
Receivables for:
  Variation margin                                   59,537
-----------------------------------------------------------
  Fund shares sold                                1,494,278
-----------------------------------------------------------
  Dividends and interest                          4,019,374
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   11,199
-----------------------------------------------------------
Other assets                                         89,450
===========================================================
    Total assets                                334,503,798
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          2,276,456
-----------------------------------------------------------
  Dividends                                          90,328
-----------------------------------------------------------
  Deferred compensation and retirement plans         14,195
-----------------------------------------------------------
Accrued distribution fees                            60,108
-----------------------------------------------------------
Accrued trustees' fees                                1,362
-----------------------------------------------------------
Accrued transfer agent fees                           8,353
-----------------------------------------------------------
Accrued operating expenses                           15,488
===========================================================
    Total liabilities                             2,466,290
===========================================================
Net assets applicable to shares outstanding    $332,037,508
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $334,333,632
-----------------------------------------------------------
Undistributed net investment income                  56,977
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and futures contracts    (3,356,437)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and futures contracts                1,003,336
===========================================================
                                               $332,037,508
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $  6,971,434
___________________________________________________________
===========================================================
Class C                                        $318,281,581
___________________________________________________________
===========================================================
Class R                                        $     11,395
___________________________________________________________
===========================================================
Institutional Class                            $  6,773,098
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                             696,139
___________________________________________________________
===========================================================
Class C                                          31,805,411
___________________________________________________________
===========================================================
Class R                                               1,137
___________________________________________________________
===========================================================
Institutional Class                                 676,477
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.01
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.01 divided
      by 97.50%)                               $      10.27
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      10.01
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      10.02
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.01
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended July 31, 2004

INVESTMENT INCOME:

Interest                                                      $ 9,552,873
-------------------------------------------------------------------------
Dividends                                                           4,075
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       28,728
=========================================================================
    Total investment income                                     9,585,676
=========================================================================

EXPENSES:

Advisory fees                                                   1,384,347
-------------------------------------------------------------------------
Administrative services fees                                       87,141
-------------------------------------------------------------------------
Custodian fees                                                     53,708
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                           3,033
-------------------------------------------------------------------------
  Class C                                                       3,445,122
-------------------------------------------------------------------------
  Class R                                                              13
-------------------------------------------------------------------------
Transfer agent fees -- Class A, C and R                           292,113
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                            595
-------------------------------------------------------------------------
Trustees' and retirement fees                                      16,060
-------------------------------------------------------------------------
Other                                                             288,397
=========================================================================
    Total expenses                                              5,570,529
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                 (1,421,947)
=========================================================================
    Net expenses                                                4,148,582
=========================================================================
Net investment income                                           5,437,094
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         1,594,879
-------------------------------------------------------------------------
  Futures contracts                                              (634,653)
=========================================================================
                                                                  960,226
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                         1,268,404
-------------------------------------------------------------------------
  Futures contracts                                               151,535
=========================================================================
                                                                1,419,939
=========================================================================
Net gain from investment securities and futures contracts       2,380,165
=========================================================================
Net increase in net assets resulting from operations          $ 7,817,259
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the year ended July 31, 2004 and the period August 30, 2002
(date operations commenced) through July 31, 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  5,437,094    $  1,922,542
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and futures
    contracts                                                      960,226         722,466
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                  1,419,939        (416,603)
==========================================================================================
    Net increase in net assets resulting from operations         7,817,259       2,228,405
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                          (22,084)             --
------------------------------------------------------------------------------------------
  Class C                                                       (8,645,314)     (3,757,098)
------------------------------------------------------------------------------------------
  Class R                                                              (63)             --
------------------------------------------------------------------------------------------
  Institutional Class                                              (20,032)             --
==========================================================================================
  Total distributions from net investment income                (8,687,493)     (3,757,098)
==========================================================================================
Return of capital -- Class C                                            --         (68,668)
==========================================================================================
  Decrease in net assets resulting from distributions           (8,687,493)     (3,825,766)
==========================================================================================
Share transactions-net:
  Class A                                                        6,952,088              --
------------------------------------------------------------------------------------------
  Class C                                                      (18,290,840)    339,077,343
------------------------------------------------------------------------------------------
  Class R                                                           11,404              --
------------------------------------------------------------------------------------------
  Institutional Class                                            6,755,108              --
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (4,572,240)    339,077,343
==========================================================================================
    Net increase (decrease) in net assets                       (5,442,474)    337,479,982
==========================================================================================

NET ASSETS:

  Beginning of year                                            337,479,982              --
==========================================================================================
  End of year (including undistributed net investment income
    of $56,977 and $(4,438) for 2004 and 2003, respectively)  $332,037,508    $337,479,982
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Short Term Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income consistent with the preservation of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/ event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/ event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.40% of the Fund's average daily net assets. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) on Class A, Class C, Class R and Institutional Class shares to 0.95%, 1.60%, 1.10% and 0.60%, respectively through July 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes;
(iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended July 31, 2004, AIM waived fees of $837.

    For the period ended July 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $35,668 of expenses incurred by the Fund in connection with matters related to both pending regulatory complaints against INVESCO Funds Group, Inc. ("IFG") alleging market timing and the ongoing market timing investigations with respect to IFG and AIM, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2004, AIM was paid $87,141 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended July 31, 2004, AISI retained $156,556 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class C, Class R and Institutional Cass shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the Fund's average daily net assets of Class C shares and 0.50% of the Fund's average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has contractually agreed to waive 0.10% and 0.40% of the Rule 12b-1 plan fees on Class A and Class C shares, respectively. Pursuant to the Plans, for the year ended July 31, 2004, the Class A, Class C and Class R shares paid $2,167, $2,067,073 and $13 after AIM Distributors waived plan fees of $866 and $1,378,049 for Class A and Class C shares, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended July 31, 2004, AIM Distributors advised the Fund that it retained $3,646 in front-end sales commissions from the sale of Class A shares and $0, $4,233 and $0 from Class A, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended July 31, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               07/31/03          AT COST          FROM SALES       (DEPRECIATION)      07/31/04        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class            $322,088        $ 91,618,782      $ (91,897,159)       $    --           $43,711        $14,390       $    --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             322,088          91,618,782        (91,897,159)            --            43,711         14,338            --
==================================================================================================================================
  Total            $644,176        $183,237,564      $(183,794,318)       $    --           $87,422        $28,728       $    --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2004, the Fund received credits in transfer agency fees of $4,097 and credits in custodian fees of $2,430 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $6,527.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2004, the Fund paid legal fees of $4,584 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--FUTURES CONTRACTS

On July 31, 2004, $900,000 principal amount of U.S. corporate obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                         OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           UNREALIZED
                                                               NO. OF        MONTH/         MARKET        APPRECIATION
CONTRACT                                                      CONTRACTS    COMMITMENT        VALUE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 etrading                                       46       Dec-04/Long    $11,228,600       $(41,630)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                       196       Sep-04/Long     41,380,500        193,165
=======================================================================================================================
                                                                                          $52,609,100       $151,535
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the year ended July 31, 2004 and the period August 30, 2002 (date operations commenced) through July 31, 2003 was as follows:

                                                                 2004          2003
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $8,687,493    $3,757,098
--------------------------------------------------------------------------------------
Return of capital                                                     --        68,668
======================================================================================
Total distributions                                           $8,687,493    $3,825,766
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2004, the components of net assets on a tax basis were as follows:

                                                                  2004
--------------------------------------------------------------------------
Undistributed ordinary income                                 $     66,106
--------------------------------------------------------------------------
Unrealized appreciation investments                                851,579
--------------------------------------------------------------------------
Temporary book/tax differences                                      (9,129)
--------------------------------------------------------------------------
Capital loss carryforward                                       (1,808,172)
--------------------------------------------------------------------------
Post-October capital loss deferral                              (1,396,508)
--------------------------------------------------------------------------
Shares of beneficial interest                                  334,333,632
==========================================================================
Total net assets                                              $332,037,508
__________________________________________________________________________
==========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to losses on wash sales and the realization of gains on certain futures contracts.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of July 31, 2004 which expires as follows:

                                                                  CAPITAL LOSS
EXPIRATION                                                        CARRYFORWARD*
-------------------------------------------------------------------------------
July 31, 2011                                                      $   20,292
-------------------------------------------------------------------------------
July 31, 2012                                                       1,787,880
===============================================================================
Total capital loss carryforward                                    $1,808,172
_______________________________________________________________________________
===============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2004, was $465,629,338 and $468,873,974, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 2,832,664
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (1,981,085)
===============================================================================
Net unrealized appreciation of investment securities               $   851,579
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $327,978,381.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of paydowns on mortgage backed securities on July 31, 2004, undistributed net investment income (loss) was increased by $3,311,814 and undistributed net realized gain (loss) was decreased by $3,311,814. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                                    AUGUST 30, 2002
                                                                                                    (DATE OPERATIONS
                                                                       YEAR ENDED                    COMMENCED) TO
                                                                     JULY 31, 2004                   JULY 31, 2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A(a)                                                      743,963    $   7,430,672             --    $          --
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      35,091,467      352,966,553     50,609,851      509,493,749
--------------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                        1,131           11,341             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                          675,095        6,741,273             --               --
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A(a)                                                        1,921           19,226             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         715,503        7,192,526        317,302        3,197,003
--------------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                            6               63             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                            2,002           20,025             --               --
==========================================================================================================================
Reacquired:
  Class A(a)                                                      (49,745)        (497,810)            --               --
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (37,689,480)    (378,449,919)   (17,239,232)    (173,613,409)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                             (620)          (6,190)            --               --
==========================================================================================================================
                                                                 (508,757)   $  (4,572,240)    33,687,921    $ 339,077,343
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Class A, Class R and Institutional Class shares commenced sales on April 30, 2004.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                   CLASS A
                                                                --------------
                                                                APRIL 30, 2004
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                   JULY 31,
                                                                     2004
------------------------------------------------------------------------------
Net asset value, beginning of period                                $10.03
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.05(a)
------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             (0.00)
==============================================================================
    Total from investment operations                                  0.05
==============================================================================
Less distributions from net investment income                        (0.07)
==============================================================================
Net asset value, end of period                                      $10.01
______________________________________________________________________________
==============================================================================
Total return(b)                                                       0.46%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $6,971
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      0.85%(c)
------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   0.96%(c)
==============================================================================
Ratio of net investment income to average net assets                  1.92%(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(d)                                             126%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,409,883.
(d)  Not annualized for periods less than one year.

                                                                           CLASS C
                                                              ---------------------------------
                                                                               AUGUST 30, 2002
                                                                               (DATE OPERATIONS
                                                              YEAR ENDED        COMMENCED) TO
                                                               JULY 31,            JULY 31,
                                                                 2004                2003
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  10.02            $  10.01
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.16(a)             0.12(a)
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.08                0.14
===============================================================================================
    Total from investment operations                               0.24                0.26
===============================================================================================
Less distributions:
  Dividends from net investment income                            (0.25)              (0.25)
-----------------------------------------------------------------------------------------------
  Return of capital                                                  --               (0.00)
===============================================================================================
    Total distributions                                           (0.25)              (0.25)
===============================================================================================
Net asset value, end of period                                 $  10.01            $  10.02
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                    2.44%               2.58%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $318,282            $337,480
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.20%(c)            1.20%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.61%(c)            1.60%(d)
===============================================================================================
Ratio of net investment income to average net assets               1.57%(c)            1.28%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          126%                 88%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $344,512,156.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                   CLASS R
                                                                --------------
                                                                APRIL 30, 2004
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                   JULY 31,
                                                                     2004
------------------------------------------------------------------------------
Net asset value, beginning of period                                $10.03
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.04(a)
------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)              0.01
==============================================================================
    Total from investment operations                                  0.05
==============================================================================
Less distributions from net investment income                        (0.06)
==============================================================================
Net asset value, end of period                                      $10.02
______________________________________________________________________________
==============================================================================
Total return(b)                                                       0.49%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $   11
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      1.10%(c)
------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.11%(c)
==============================================================================
Ratio of net investment income to average net assets                  1.67%(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(d)                                             126%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $10,520.
(d)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                     JULY 31,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $10.03
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.05(a)
-----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               (0.00)
===================================================================================
    Total from investment operations                                    0.05
===================================================================================
Less distributions from net investment income                          (0.07)
===================================================================================
Net asset value, end of period                                        $10.01
___________________________________________________________________________________
===================================================================================
Total return(b)                                                         0.52%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $6,773
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                        0.60%(c)
-----------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                     0.61%(c)
===================================================================================
Ratio of net investment income to average net assets                    2.17%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(d)                                               126%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.

(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.

(c) Ratios are annualized and based on average daily net assets of $2,775,943.

(d)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to
Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, has reached an agreement in principle with certain regulators to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, also has reached an agreement in principle with certain regulators to resolve investigations related to market timing activity in the AIM Funds. AIM expects that its wholly owned subsidiary A I M Distributors, Inc. ("ADI"), the distributor of the Fund's shares, also will be included as a party in the settlement with respect to AIM. In addition, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits, as described more fully below. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Agreements in Principle and Settled Enforcement Actions Related to Market Timing

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the State of New York, acting through the office of the state Attorney General ("NYAG"), filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. At the time these proceedings were filed Mr. Cunningham held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. Mr. Cunningham is no longer affiliated with AIM. In addition, on December 2, 2003, the State of Colorado, acting through the office of the state Attorney General ("COAG"), filed civil proceedings against IFG. Each of the SEC, NYAG and COAG complaints alleged, in substance, that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. Neither the Fund nor any of the other AIM or INVESCO Funds were named as a defendant in any of these proceedings. AIM and certain of its current and former officers also have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the COAG, the NYAG and the staff of the SEC to resolve the civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators. It has subsequently been agreed with the SEC that, in addition to AIM, ADI will be a named party in the settlement of the SEC's investigation.

  Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM and ADI will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM, ADI and IFG as well as the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

  Despite the agreements in principle discussed above, there can be no assurance that AMVESCAP will be able to reach a satisfactory final settlement with the regulators, or that any such final settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. ("IINA"), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI are expected to total $375 million. Additionally, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM or INVESCO Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

  On September 8, 2004, Mr. Cunningham's law firm issued a press release announcing that Mr. Cunningham had agreed to resolve the civil actions against him by paying the SEC and the NYAG a $500,000 civil penalty, to accept a two-year ban from the securities industry and to accept a five-year ban from serving as an officer or director in the securities industry.

  On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

Ongoing Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Ongoing Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and related defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively promote the sale of the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Total Return Bond Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Total Return Bond Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Total Return Bond Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 17, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

July 31, 2004


                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
-----------------------------------------------------------------------
BONDS & NOTES-50.34%

ADVERTISING-0.25%

Interpublic Group of Cos., Inc. (The), Sr.
  Unsec. Notes, 7.88%, 10/15/05                $250,000    $    257,556
=======================================================================

AEROSPACE & DEFENSE-0.24%

Lockheed Martin Corp.-Series A, Medium Term
  Notes, 8.66%, 11/30/06                        225,000         248,978
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.21%

Bank of New York Institutional Capital Trust-
  Series A, Bonds, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $238,542)(a)                   200,000         215,098
=======================================================================

AUTOMOBILE MANUFACTURERS-0.69%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04       700,000         703,542
=======================================================================

BROADCASTING & CABLE TV-4.13%

Comcast Corp., Sr. Sub. Deb., 10.63%,
  07/15/12                                      200,000         253,052
-----------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Unsec.
  Deb.,
  8.88%, 09/15/05                               500,000         533,840
-----------------------------------------------------------------------
  9.50%, 08/01/13                              1,000,000      1,115,400
-----------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes,
  6.88%, 06/15/05                               100,000         103,606
-----------------------------------------------------------------------
  7.50%, 08/15/04                               350,000         350,602
-----------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes, 6.63%,
  02/15/06                                      125,000         131,394
-----------------------------------------------------------------------
Rogers Cablesystems Ltd. (Canada)-Series B,
  Sr. Sec. Second Priority Yankee Notes,
  10.00%, 03/15/05                              300,000         313,500
-----------------------------------------------------------------------
TCI Communications, Inc., Medium Term Notes,
  8.35%, 02/15/05                               350,000         360,738
-----------------------------------------------------------------------
TCI Communications, Inc., Sr. Notes, 8.65%,
  09/15/04                                      200,000         201,410
-----------------------------------------------------------------------
Time Warner Cos., Inc., Sr. Unsec. Gtd. Deb.,
  7.57%, 02/01/24                               200,000         215,572
-----------------------------------------------------------------------
Time Warner Cos., Inc., Unsec. Deb., 9.15%,
  02/01/23                                      350,000         435,246
-----------------------------------------------------------------------
Time Warner Cos., Inc., Unsec. Notes,
  7.75%, 06/15/05                               200,000         208,642
=======================================================================
                                                              4,223,002
=======================================================================

COMMUNICATIONS EQUIPMENT-0.45%

News America Holdings, Sr. Gtd. Notes,
  8.50%, 02/15/05                               450,000         463,720
=======================================================================

COMPUTER HARDWARE-0.39%

Sun Microsystems, Inc., Sr. Unsec. Notes,
  7.35%, 08/15/04                               400,000         400,600
=======================================================================

                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
-----------------------------------------------------------------------


CONSUMER FINANCE-7.11%

Associates Corp. of North America, Sr. Global
  Deb., 6.95%, 11/01/18                        $100,000    $    113,061
-----------------------------------------------------------------------
Capital One Bank, Sr. Global Notes, 8.25%,
  06/15/05                                      250,000         262,525
-----------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec.
  Notes,
  7.25%, 05/01/06                               525,000         553,859
-----------------------------------------------------------------------
  8.75%, 02/01/07                               350,000         388,612
-----------------------------------------------------------------------
Capital One Financial Corp., Unsec. Notes,
  7.13%, 08/01/08                               175,000         189,658
-----------------------------------------------------------------------
Ford Motor Credit Co., Floating Rate Global
  Notes, 3.54%, 10/25/04(b)                     700,000         700,868
-----------------------------------------------------------------------
Ford Motor Credit Co., Notes, 6.75%, 05/15/05   100,000         103,129
-----------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Global Notes,
  6.50%, 01/25/07                               150,000         158,139
-----------------------------------------------------------------------
  6.88%, 02/01/06                               300,000         314,979
-----------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Global Notes,
  7.50%, 03/15/05                               300,000         309,144
-----------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Notes, 7.75%,
  03/15/05                                      500,000         515,905
-----------------------------------------------------------------------
General Motors Acceptance Corp., Floating
  Rate Medium Term Notes, 3.34%, 03/04/05(b)   1,600,000      1,602,304
-----------------------------------------------------------------------
General Motors Acceptance Corp., Global
  Notes,
  4.50%, 07/15/06                               175,000         177,704
-----------------------------------------------------------------------
  7.50%, 07/15/05                               150,000         156,324
-----------------------------------------------------------------------
General Motors Acceptance Corp., Medium Term
  Notes,
  4.15%, 02/07/05                               180,000         181,449
-----------------------------------------------------------------------
  5.25%, 05/16/05                               275,000         280,302
-----------------------------------------------------------------------
General Motors Acceptance Corp., Unsec.
  Unsub. Global Notes, 6.75%, 01/15/06(c)       450,000         471,352
-----------------------------------------------------------------------
General Motors Acceptance Corp., Floating
  Rate Medium Term Notes, 3.16%, 05/19/05(b)    300,000         300,666
-----------------------------------------------------------------------
General Motors Acceptance Corp.,
  Medium Term Notes,
  6.60%, 11/22/04                                60,000          60,580
-----------------------------------------------------------------------
  6.75%, 11/04/04                                30,000          30,328
-----------------------------------------------------------------------
  7.00%, 10/25/04                               340,000         342,761
-----------------------------------------------------------------------
General Motors Acceptance Corp., Notes,
  5.65%, 11/15/04                                50,000          50,327
=======================================================================
                                                              7,263,976
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.45%

Electronic Data Systems Corp., Unsec. Unsub.
  Global Notes, 6.85%, 10/15/04                 450,000         453,937
=======================================================================


                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
-----------------------------------------------------------------------

DIVERSIFIED BANKS-5.29%

AB Spintab (Sweden), Bonds, 7.50%, (Acquired
  02/12/04; Cost $133,922)(a)(d)               $120,000    $    129,377
-----------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub.
  Yankee Notes, 7.35%(d)                        100,000         108,033
-----------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $83,179)(a)(e)        75,000          78,151
-----------------------------------------------------------------------
Banco Nacional de Comercio Exterior S.N.C.
  (Mexico), Notes, 3.88%, 01/21/09 (Acquired
  02/25/04; Cost $98,375)(a)(e)                 100,000          95,547
-----------------------------------------------------------------------
BankAmerica Corp., Unsec. Sub. Notes,
  7.13%, 03/01/09                               125,000         140,411
-----------------------------------------------------------------------
BankBoston Capital Trust IV, Gtd. Floating
  Rate Notes, 1.97%, 06/08/28(b)                250,000         243,902
-----------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Bonds,
  8.55% (Acquired 11/05/03; Cost
  $209,209)(a)(d)                               170,000         203,243
-----------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%,
  06/01/27 (Acquired 05/22/03; Cost
  $379,629)(a)(e)                               300,000         340,845
-----------------------------------------------------------------------
Chohung Bank (South Korea), Unsec. Sub.
  Second Tier Notes, 11.50%, 04/01/10
  (Acquired 07/01/04; Cost $479,111)(a)(e)      450,000         477,382
-----------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
  Unsec. Yankee Notes, 8.88%, 06/01/05          500,000         523,830
-----------------------------------------------------------------------
Daiwa P.B. Ltd. (Cayman Islands), Gtd. Medium
  Term Sub. Euro Notes, 2.15%(d)(f)             300,000         297,000
-----------------------------------------------------------------------
Danske Bank A/S (Denmark), First Tier Bonds,
  5.91% (Acquired 06/07/04; Cost
  $200,000)(a)(d)                               200,000         201,936
-----------------------------------------------------------------------
Danske Bank A/S (Denmark), Sub. Notes,
  6.38%, 06/15/08 (Acquired 08/30/02; Cost
  $107,346)(a)                                  100,000         103,294
-----------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes,
  8.23%, 02/01/27                               160,000         180,219
-----------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06                              250,000         284,780
-----------------------------------------------------------------------
HSBC Capital Funding L.P. (United Kingdom),
  Gtd. Bonds, 4.61%, (Acquired 11/05/03; Cost
  $74,602)(a)(d)                                 80,000          74,071
-----------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  2.19%(d)(f)                                   300,000         262,379
-----------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 1.31%, 08/29/87                70,000          60,221
-----------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)-Series B, Unsec. Sub. Floating
  Rate Euro Notes, 1.38%(d)(f)                  100,000          86,490
-----------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb., 8.25%, 11/01/04                         160,000         199,989
-----------------------------------------------------------------------
RBS Capital Trust I, Bonds, 4.71%(d)             75,000          70,096
-----------------------------------------------------------------------
Wells Fargo & Co., Sr. Unsec. Global Notes,
  3.75%, 10/15/07                               450,000         450,747
-----------------------------------------------------------------------
Wells Fargo Bank, N.A., Unsec. Sub. Global
  Notes, 7.80%, 06/15/10                        300,000         316,500
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
-----------------------------------------------------------------------

DIVERSIFIED BANKS-(CONTINUED)

Woori Bank (South Korea), Unsec. Sub. Second
  Tier Notes, 11.75%, 03/01/10 (Acquired
  07/01/04; Cost $476,505)(a)(e)               $450,000    $    475,488
=======================================================================
                                                              5,403,931
=======================================================================

DIVERSIFIED CAPITAL MARKETS-0.78%

JPMorgan Chase Bank, Sub. Notes, 7.00%,
  06/01/05                                      250,000         259,182
-----------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Global
  Bonds, 8.62%(d)                               450,000         538,996
=======================================================================
                                                                798,178
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.53%

Erac USA Finance Co., Notes, 6.63%, 02/15/05
  (Acquired 07/21/04; Cost $547,487)(a)(e)      535,000         546,395
=======================================================================

ELECTRIC UTILITIES-3.05%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05           50,000          53,159
-----------------------------------------------------------------------
Cinergy Corp., Unsec. Sub. Global Deb.,
  6.25%, 09/01/04                               500,000         501,485
-----------------------------------------------------------------------
Consolidated Edison Co. of New York-Series
  96A, Unsec. Deb., 7.75%, 06/01/26(g)          250,000         270,177
-----------------------------------------------------------------------
Dominion Resources, Inc.-Series E, Sr. Unsec.
  Unsub. Notes, 7.82%, 09/15/04                 200,000         201,460
-----------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05                        650,000         686,848
-----------------------------------------------------------------------
PG&E Corp., First Mortgage Floating Rate
  Notes, 2.30%, 04/03/06(b)                     250,000         250,132
-----------------------------------------------------------------------
Westar Energy, Inc., Sec. First Mortgage
  Global Bonds, 7.88%, 05/01/07                 350,000         386,459
-----------------------------------------------------------------------
Western Power Distribution Holdings Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  6.75%, 12/15/04 (Acquired 01/08/04; Cost
  $259,688)(a)(e)                               250,000         252,716
-----------------------------------------------------------------------
Yorkshire Power Finance (Cayman Islands)-
  Series B, Sr. Unsec. Gtd. Unsub. Global
  Notes, 6.50%, 02/25/08                        500,000         512,651
=======================================================================
                                                              3,115,087
=======================================================================

ENVIRONMENTAL SERVICES-0.49%

Waste Management, Inc., Sr. Unsec. Notes,
  7.00%, 10/01/04                               500,000         504,025
=======================================================================

FOOD RETAIL-0.12%

Safeway Inc., Sr. Unsec. Notes, 2.50%,
  11/01/05                                      125,000         124,409
=======================================================================

GAS UTILITIES-1.43%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08                         250,000         264,200
-----------------------------------------------------------------------
Columbia Energy Group-Series C, Notes,
  6.80%, 11/28/05                               250,000         262,575
-----------------------------------------------------------------------
Kinder Morgan Energy Partners, L.P., Sr.
  Unsec. Notes, 8.00%, 03/15/05                 400,000         413,828
-----------------------------------------------------------------------


                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
-----------------------------------------------------------------------
GAS UTILITIES-(CONTINUED)

NiSource Capital Markets, Inc., Medium Term
  Notes, 7.68%, 04/15/05                       $500,000    $    516,920
=======================================================================
                                                              1,457,523
=======================================================================

HEALTH CARE FACILITIES-0.72%

HCA Inc., Notes, 7.00%, 07/01/07                300,000         319,080
-----------------------------------------------------------------------
HCA Inc., Sr. Sub. Notes, 6.91%, 06/15/05       400,000         411,760
=======================================================================
                                                                730,840
=======================================================================

HOMEBUILDING-1.72%

D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%,
  08/15/11                                      300,000         334,500
-----------------------------------------------------------------------
Lennar Corp.-Series B, Sr. Unsec. Gtd. Global
  Notes, 9.95%, 05/01/10                        400,000         442,480
-----------------------------------------------------------------------
Pulte Homes, Inc., Unsec. Gtd. Notes,
  7.30%, 10/24/05                               200,000         209,892
-----------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
  Notes, 9.75%, 09/01/10                        400,000         445,080
-----------------------------------------------------------------------
Schuler Homes, Inc., Sr. Unsec. Gtd. Global
  Notes, 9.38%, 07/15/09                        300,000         329,250
=======================================================================
                                                              1,761,202
=======================================================================

HOUSEWARES & SPECIALTIES-0.36%

American Greetings Corp., Unsec. Putable
  Notes, 6.10%, 08/01/08                        350,000         365,155
=======================================================================

HYPERMARKETS & SUPER CENTERS-0.13%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                      125,000         130,960
=======================================================================

INDUSTRIAL CONGLOMERATES-0.51%

Tyco International Group S.A. (Luxembourg),
  Unsec. Unsub. Gtd. Yankee Notes, 6.38%,
  06/15/05                                      400,000         413,172
-----------------------------------------------------------------------
URC Holdings Corp., Sr. Notes, 7.88%,
  06/30/06 (Acquired 10/08/03; Cost
  $113,227)(a)(e)                               100,000         108,609
=======================================================================
                                                                521,781
=======================================================================

INTEGRATED OIL & GAS-0.79%

Amerada Hess Corp., Unsec. Notes, 7.13%,
  03/15/33                                      400,000         407,236
-----------------------------------------------------------------------
ConocoPhillips, Unsec. Deb., 7.13%, 03/15/28    100,000         108,871
-----------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Unsec. Notes,
  6.50%, 04/01/05                               250,000         256,993
-----------------------------------------------------------------------
Repsol International Finance B.V.
  (Netherlands), Unsec. Gtd. Global Notes,
  7.45%, 07/15/05                                30,000          31,350
=======================================================================
                                                                804,450
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.06%

Carolina Telephone & Telegraph Co., Deb.,
  7.25%, 12/15/04                                25,000          25,401
-----------------------------------------------------------------------
France Telecom S.A. (France), Sr. Unsec.
  Global Notes, 8.50%, 03/01/31                 175,000         223,181
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
-----------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

Sprint Capital Corp., Sr. Unsec. Gtd. Global
  Notes, 7.13%, 01/30/06                       $250,000    $    264,258
-----------------------------------------------------------------------
Sprint Capital Corp., Unsec. Gtd. Global
  Notes, 7.90%, 03/15/05                        450,000         465,737
-----------------------------------------------------------------------
Sprint Corp., Deb. 9.25%, 04/15/22               75,000          92,984
-----------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes,
  7.50%, 06/01/07                               400,000         435,841
-----------------------------------------------------------------------
  8.00%, 06/01/11                                75,000          86,671
-----------------------------------------------------------------------
Verizon California, Inc.-Series F, Unsec.
  Deb., 6.75%, 05/15/27(g)                      100,000         101,979
-----------------------------------------------------------------------
Verizon Communications, Inc., Unsec. Deb.,
  6.94%, 04/15/28                                50,000          51,532
-----------------------------------------------------------------------
  8.75%, 11/01/21                               125,000         154,126
-----------------------------------------------------------------------
Verizon New York Inc.-Series A, Sr. Unsec.
  Global Deb., 6.88%, 04/01/12                  100,000         108,469
-----------------------------------------------------------------------
Verizon Virginia, Inc.-Series A, Unsec.
  Global Deb., 4.63%, 03/15/13                  100,000          94,704
=======================================================================
                                                              2,104,883
=======================================================================

INVESTMENT BANKING & BROKERAGE-0.82%

Goldman Sachs Group, L.P., Unsec. Notes,
  7.25%, 10/01/05 (Acquired 03/18/03; Cost
  $167,339)(a)                                  150,000         157,665
-----------------------------------------------------------------------
Lehman Brothers Inc., Sr. Sub. Deb., 11.63%,
  05/15/05                                      250,000         266,068
-----------------------------------------------------------------------
Lehman Brothers Inc., Sr. Unsec. Sub. Notes,
  7.63%, 06/01/06                               150,000         162,057
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series B, Medium
  Term Notes, 4.54%, 03/08/05                   250,000         253,823
=======================================================================
                                                                839,613
=======================================================================

LIFE & HEALTH INSURANCE-0.57%

Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                      120,000         126,504
-----------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Bonds,
  7.25%, 12/18/23 (Acquired 01/22/04; Cost
  $355,113)(a)(g)                               300,000         342,111
-----------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06                               100,000         109,879
=======================================================================
                                                                578,494
=======================================================================

MOVIES & ENTERTAINMENT-0.20%

Time Warner Cos., Inc., Notes, 7.98%,
  08/15/04                                      200,000         200,380
=======================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.14%

Dominion Resources, Inc.-Series F, Sr. Unsec.
  Putable Notes, 5.25%, 08/01/15                 75,000          72,383
-----------------------------------------------------------------------


                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
-----------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER-(CONTINUED)

Duke Energy Corp., Unsec. Unsub. Floating
  Rate Notes, 1.95%, 01/15/05(b)               $ 70,000    $     69,996
=======================================================================
                                                                142,379
=======================================================================

MUNICIPALITIES-1.20%

Industry (City of), California Urban
  Development Agency (Project 3); Taxable
  Allocation Series
  2003 B, 6.10%, 05/01/24(g)                    450,000         452,813
-----------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
  Corp.; Taxable Rental Car Facility
  Series 2004 RB,
  3.69%, 07/01/07(g)                            100,000         100,250
-----------------------------------------------------------------------
  4.21%, 07/01/08(g)                            125,000         125,781
-----------------------------------------------------------------------
  6.25%, 07/01/29(g)                            160,000         167,000
-----------------------------------------------------------------------
Sacramento (County of), California; Taxable
  Pension Funding Series 2004 C-1 RB, 0.27%,
  07/10/30(g)(h)                                400,000         375,500
=======================================================================
                                                              1,221,344
=======================================================================

OIL & GAS DRILLING-0.10%

R&B Falcon Corp.-Series B, Sr. Unsec. Notes,
  6.75%, 04/15/05                               100,000         102,989
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.62%

Kern River Funding Corp., Sr. Gtd. Notes,
  4.89%, 04/30/18 (Acquired 8/20/03; Cost
  $147,662)(a)(e)                               142,463         138,651
-----------------------------------------------------------------------
Kerr-McGee Corp., Unsec. Gtd. Global Notes,
  5.38%, 04/15/05                               150,000         152,408
-----------------------------------------------------------------------
Pemex Project Funding Master Trust, Unsec.
  Gtd. Unsub. Global Notes, 7.38%, 12/15/14     325,000         341,933
=======================================================================
                                                                632,992
=======================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.05%

Plains All American Pipeline L.P./PAA Finance
  Corp., Sr. Notes, 5.63%, 12/15/13 (Acquired
  12/03/03; Cost $49,867)(a)(e)                  50,000          49,618
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.70%

Bombardier Capital, Inc., Notes, 7.50%,
  08/15/04 (Acquired 04/13/04-06/02/04; Cost
  $665,058)(a)(e)                               655,000         655,852
-----------------------------------------------------------------------
CIT Group Inc., Sr. Unsec. Unsub. Global
  Notes, 7.63%, 08/16/05                        175,000         184,202
-----------------------------------------------------------------------
General Electric Capital Corp.-Series A,
  Medium Term Global Notes, 2.85%, 01/30/06      25,000          25,057
-----------------------------------------------------------------------
Heller Financial, Inc., Sr. Unsec. Global
  Notes, 8.00%, 06/15/05                        400,000         418,504
-----------------------------------------------------------------------
ING Capital Funding Trust III, Gtd. Global
  Bonds, 8.44%(d)                                75,000          88,058
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
-----------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Mizuho JGB Investment LLC-Series A, Bonds,
  9.87% (Acquired 06/16/04; Cost
  $339,375)(a)(d)                              $300,000    $    344,964
-----------------------------------------------------------------------
Ohana Military Communities, LLC-Series A,
  Class I, Notes, 6.04%, 10/01/34                75,000          74,406
-----------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands), Sr.
  Unsec. Global Notes, 8.02%, 05/15/07          275,000         293,213
-----------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands)-Series
  1999-2, Class A1, Global Bonds, 9.69%,
  08/15/09                                      100,000         113,870
-----------------------------------------------------------------------
Premium Asset Trust-Series 2004-04, Sr.
  Notes, 4.13%, 03/12/09 (Acquired 03/04/04;
  Cost $199,866)(a)(e)                          200,000         194,505
-----------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands), Sr. Notes, 9.25%, 03/15/30
  (Acquired 01/10/03; Cost $162,587)(a)(e)      144,903         164,517
-----------------------------------------------------------------------
XTRA, Inc.-Series C, Gtd. Medium Term Notes,
  7.70%, 11/02/04                               200,000         202,172
=======================================================================
                                                              2,759,320
=======================================================================

PROPERTY & CASUALTY INSURANCE-0.64%

First American Capital Trust I, Gtd. Notes,
  8.50%, 04/15/12                               225,000         252,272
-----------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub.
  Deb., 5.15%, 08/15/33 (Acquired
  01/21/04-03/23/04; Cost $416,027)(a)(e)       400,000         402,988
=======================================================================
                                                                655,260
=======================================================================

REAL ESTATE-2.48%

Developers Diversified Realty Corp., Sr.
  Medium Term Notes, 6.84%, 12/16/04            500,000         507,670
-----------------------------------------------------------------------
Duke Realty L.P., Medium Term Notes, 7.14%,
  11/05/04                                      500,000         506,282
-----------------------------------------------------------------------
EOP Operating L.P., Sr. Unsec. Notes,
  6.63%, 02/15/05                               350,000         357,343
-----------------------------------------------------------------------
EOP Operating L.P., Unsec. Notes, 8.38%,
  03/15/06                                      350,000         378,676
-----------------------------------------------------------------------
HRPT Properties Trust, Sr. Unsec. Notes,
  6.70%, 02/23/05                               225,000         230,355
-----------------------------------------------------------------------
JDN Realty Corp., Unsec. Unsub. Notes,
  6.80%, 08/01/04                               500,000         499,980
-----------------------------------------------------------------------
Spieker Properties, Inc., Medium Term Notes,
  8.00%, 07/19/05                                50,000          52,322
=======================================================================
                                                              2,532,628
=======================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.10%

Southern Investments UK PLC (United Kingdom),
  Sr. Unsec. Unsub. Yankee Notes,
  6.80%, 12/01/06                               100,000         105,021
=======================================================================

REGIONAL BANKS-2.34%

Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes, 2.86%, 03/01/34(b)       125,000         128,341
-----------------------------------------------------------------------


                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
-----------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

Greater Bay Bancorp-Series B, Sr. Notes,
  5.25%, 03/31/08                              $500,000    $    499,365
-----------------------------------------------------------------------
KeyCorp, Unsec. Sub. Notes, 7.25%, 06/01/05     160,000         165,920
-----------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate
  Notes, 1.88%, 06/01/28(b)                     125,000         117,983
-----------------------------------------------------------------------
Popular North America, Inc., Gtd. Notes,
  4.70%, 06/30/09                               350,000         353,066
-----------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Sec. Sub. Floating Rate Euro
  Notes, 2.25%(d)(f)                           1,000,000        996,966
-----------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%,
  06/15/14                                      125,000         126,520
=======================================================================
                                                              2,388,161
=======================================================================

REINSURANCE-0.10%

GE Global Insurance Holding Corp., Unsec.
  Notes, 7.00%, 02/15/26                        100,000         106,335
=======================================================================

RESTAURANTS-0.08%

McDonald's Corp., Unsec. Deb., 7.05%,
  11/15/25                                       75,000          81,240
=======================================================================

SOVEREIGN DEBT-1.71%

Japan Bank for International Cooperation
  (Japan), Unsec. Gtd. Euro Bonds, 6.50%,
  10/06/05                                      100,000         104,521
-----------------------------------------------------------------------
Russian Federation (Russia), Unsec. Unsub.
  Disc. Bonds, 5.00%, 03/31/30 (Acquired
  05/18/04; Cost $270,188)(a)                   300,000         276,270
-----------------------------------------------------------------------
Russian Federation (Russia), Unsec. Unsub.
  Euro Bonds-REGS,
  8.75%, 07/24/05 (Acquired 05/14/04;
  Cost $475,425)(a)                             450,000         473,487
-----------------------------------------------------------------------
  10.00%, 06/26/07 (Acquired
  05/14/04-05/18/04; Cost $388,744)(a)          345,000         388,618
-----------------------------------------------------------------------
United Mexican States (Mexico), Global Notes,
  6.63%, 03/03/15                               150,000         152,490
-----------------------------------------------------------------------
United Mexican States (Mexico)-Series A,
  Medium Term Global Notes, 7.50%, 04/08/33     350,000         348,653
=======================================================================
                                                              1,744,039
=======================================================================

SPECIALTY CHEMICALS-0.49%

ICI Wilmington Inc., Gtd. Notes, 6.95%,
  09/15/04                                      500,000         502,300
=======================================================================

THRIFTS & MORTGAGE FINANCE-0.86%

Greenpoint Capital Trust I, Gtd. Sub. Notes,
  9.10%, 06/01/27                               100,000         113,979
-----------------------------------------------------------------------
Sovereign Bancorp, Inc., Sr. Unsec. Notes,
  10.50%, 11/15/06                              300,000         343,629
-----------------------------------------------------------------------
Washington Mutual Finance Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                        400,000         419,864
=======================================================================
                                                                877,472
=======================================================================

TOBACCO-0.25%

Altria Group, Inc., Notes, 7.13%, 10/01/04      100,000         100,875
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
-----------------------------------------------------------------------

TOBACCO-(CONTINUED)

Altria Group, Inc., Sr. Unsec. Notes,
  7.00%, 11/04/13                              $ 75,000    $     77,566
-----------------------------------------------------------------------
Altria Group, Inc., Unsec. Notes, 6.38%,
  02/01/06                                       75,000          77,530
=======================================================================
                                                                255,971
=======================================================================

TRUCKING-1.96%

Hertz Corp. (The), Floating Rate Global
  Notes, 1.77%, 08/13/04(b)                    1,000,000        999,550
-----------------------------------------------------------------------
Hertz Corp. (The), Sr. Global Notes, 8.25%,
  06/01/05                                      400,000         416,796
-----------------------------------------------------------------------
Roadway Corp., Sr. Unsec. Gtd. Global Notes,
  8.25%, 12/01/08                               525,000         588,478
=======================================================================
                                                              2,004,824
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.03%

TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10                525,000         589,118
-----------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.38%, 01/15/11                       400,000         459,676
=======================================================================
                                                              1,048,794
=======================================================================
    Total U.S. Dollar Denominated
      Non-Convertible Bonds & Notes (Cost
      $51,610,848)                                           51,428,402
=======================================================================

U.S. MORTGAGE-BACKED SECURITIES-27.56%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-7.14%

Pass Through Ctfs.,
  6.00%, 08/01/14 to 10/01/32                  2,133,011      2,212,244
-----------------------------------------------------------------------
  5.50%, 05/01/16 to 02/01/17                   228,623         235,582
-----------------------------------------------------------------------
  6.50%, 05/01/16 to 08/01/32                   826,600         870,941
-----------------------------------------------------------------------
  7.00%, 06/01/16 to 06/01/32                   261,058         276,562
-----------------------------------------------------------------------
  7.50%, 04/01/17 to 03/01/32                   311,154         333,900
-----------------------------------------------------------------------
  5.00%, 07/01/34                              2,500,000      2,438,393
-----------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 08/01/15(i)                            921,000         927,885
=======================================================================
                                                              7,295,507
=======================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-16.10%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32                    66,992          71,695
-----------------------------------------------------------------------
  7.00%, 12/01/15 to 02/01/33                  1,283,091      1,357,448
-----------------------------------------------------------------------
  6.50%, 05/01/16 to 10/01/32                  2,892,253      3,026,982
-----------------------------------------------------------------------
  6.00%, 01/01/17 to 12/01/33                  1,575,511      1,625,358
-----------------------------------------------------------------------
  5.50%, 09/01/17 to 03/01/34                  4,102,764      4,122,981
-----------------------------------------------------------------------
  5.00%, 03/01/18 to 10/01/18                  1,382,598      1,395,457
-----------------------------------------------------------------------
  8.00%, 08/01/21 to 04/01/32                   470,115         508,691
-----------------------------------------------------------------------


                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
-----------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-(CONTINUED)

Pass Through Ctfs., TBA,
  5.50%, 08/01/19(i)                           $947,776    $    974,666
-----------------------------------------------------------------------
  6.00%, 09/01/32(i)                           1,372,000      1,409,982
-----------------------------------------------------------------------
  5.00%, 08/01/34(i)                           2,000,000      1,952,985
=======================================================================
                                                             16,446,245
=======================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-4.32%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 05/15/32                   376,847         407,197
-----------------------------------------------------------------------
  8.50%, 02/15/25                                40,159          44,084
-----------------------------------------------------------------------
  8.00%, 08/15/25                                14,172          15,599
-----------------------------------------------------------------------
  7.00%, 04/15/28 to 03/15/33                   422,549         449,284
-----------------------------------------------------------------------
  6.00%, 11/15/28 to 02/15/33                  1,255,565      1,293,966
-----------------------------------------------------------------------
  6.50%, 01/15/29 to 12/15/33                  1,624,682      1,702,240
-----------------------------------------------------------------------
  5.50%, 12/15/33                               496,020         500,226
=======================================================================
                                                              4,412,596
=======================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $27,909,141)                                     28,154,348
=======================================================================

U.S. TREASURY SECURITIES-8.94%

U.S. TREASURY BILLS-3.11%

1.25%, 05/31/05(c)(j)                          1,000,000        994,297
-----------------------------------------------------------------------
1.50%, 07/31/05(j)                             2,200,000      2,188,313
=======================================================================
                                                              3,182,610
=======================================================================
U.S. TREASURY NOTES-1.35%

3.13%, 10/15/08                                 275,000         271,047
-----------------------------------------------------------------------
4.75%, 11/15/08                                 650,000         681,789
-----------------------------------------------------------------------
5.00%, 02/15/11                                 400,000         421,938
=======================================================================
                                                              1,374,774
=======================================================================

U.S. TREASURY BONDS-4.11%

7.25%, 05/15/16 to 08/15/22                    1,900,000      2,334,734
-----------------------------------------------------------------------
7.50%, 11/15/16                                1,500,000      1,870,078
=======================================================================
                                                              4,204,812
=======================================================================

U.S. TREASURY STRIPS-0.37%

5.98%, 11/15/23(k)                             1,100,000        377,437
=======================================================================
    Total U.S. Treasury Securities (Cost
      $9,156,827)                                             9,139,633
=======================================================================

ASSET-BACKED SECURITIES-2.44%

OTHER DIVERSIFIED FINANCIAL SERVICES-2.44%

Citicorp Lease-Series 1999-1, Class A1,
  Pass Through Ctfs., 7.22%, 06/15/05
  (Acquired 05/08/02-07/15/04; Cost
  $895,392)(a)                                  848,772         881,309
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
-----------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Citicorp Lease-Series 1999-1, Class A2,
  Pass Through Ctfs., 8.04%, 12/15/19
  (Acquired 08/20/02; Cost $166,614)(a)        $150,000    $    173,015
-----------------------------------------------------------------------
Mangrove Bay, Pass Through Ctfs., 6.10%,
  07/15/33 (Acquired 07/13/04; Cost
  $298,242)(a)                                  300,000         299,201
-----------------------------------------------------------------------
Patrons' Legacy-Series 2004-I, Ctfs., 6.67%,
  02/04/17 (Acquired 4/30/04; Cost
  $500,000)(a)(e)                               500,000         500,312
-----------------------------------------------------------------------
PLC Trust 2003-1, Sec. Notes, 2.71%, 03/31/06
  (Acquired 03/23/04; Cost $384,150)(a)(e)      378,973         379,501
-----------------------------------------------------------------------
Yorkshire Power Pass Through Asset Trust
  (Cayman Islands)-Series 2000-1, Pass
  Through Ctfs., 8.25%, 02/15/05 (Acquired
  06/19/03-09/22/03; Cost $270,870)(a)(e)       250,000         256,747
=======================================================================
                                                              2,490,085
=======================================================================
    Total Asset-Backed Securities (Cost
      $2,481,769)                                             2,490,085
=======================================================================

U.S. GOVERNMENT AGENCY SECURITIES-2.06%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.51%

Unsec. Disc. Notes, 0%, 08/11/04 to 11/10/04   1,000,000        998,287
-----------------------------------------------------------------------
Unsec. Floating Rate Global Notes, 3.43%,
  02/17/09(l)                                   250,000         249,745
-----------------------------------------------------------------------
Unsec. Global Notes, 3.38%, 12/15/08            300,000         293,538
=======================================================================
                                                              1,541,570
=======================================================================

TENNESSEE VALLEY AUTHORITY-0.55%

Unsec. Bonds, 7.14%, 05/23/12                   500,000         566,535
=======================================================================
    Total U.S. Government Agency Securities
      (Cost $2,092,961)                                       2,108,105
=======================================================================

                                                SHARES

PREFERRED STOCKS-1.36%

INTEGRATED OIL & GAS-0.49%

Shell Frontier Oil & Gas Inc.-Series A,
  2.38% Floating Rate Pfd.(b)                         5         500,000
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.48%

Zurich RegCaPS Funding Trust III, 1.71%
  Floating Rate Pfd. (Acquired 3/17/04; Cost
  $484,802)(a)(b)(d)(e)                             500         487,500
=======================================================================

THRIFTS & MORTGAGE FINANCE-0.39%

Fannie Mae-Series K, 3.00% Pfd.                   8,000         404,500
=======================================================================
    Total Preferred Stocks (Cost $1,386,402)                  1,392,000
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

MONEY MARKET FUNDS-10.78%

Liquid Assets Portfolio-Institutional
  Class(m)                                     5,505,206   $  5,505,206
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(m)    5,505,206      5,505,206
=======================================================================
    Total Money Market Funds (Cost
      $11,010,412)                                           11,010,412
=======================================================================
TOTAL INVESTMENTS-103.48% (Cost $105,648,360)               105,722,985
=======================================================================
OTHER ASSETS LESS LIABILITIES-(3.48%)                        (3,554,997)
=======================================================================
NET ASSETS-100.00%                                         $102,167,988
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
Pfd.    - Preferred
RB      - Revenue Bonds
REGS    - Regulation S
Sec.    - Secured
Sr.     - Senior
STRIPS  - Separately Traded Registered Interest and Principal Security
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2004 was $9,868,983, which represented 9.66% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) Interest rate is redetermined quarterly. Rate shown is rate in effect on July 31, 2004.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 8.
(d) Perpetual bond with no specified maturity date.
(e) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at July 31, 2004 was $5,605,324, which represented 5.49% of the Fund's net assets.
(f) Interest rate is redetermined semi-annually. Rate shown is rate in effect on July 31, 2004.
(g) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(h) Zero Coupon bond issued at a discount. The interest rate shown represents the current yield on July 31, 2004. Bond will convert to a fixed coupon rate at a specified future date.
(i) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1F.
(j) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(l) Interest rate is redetermined monthly. Rate shown is rate in effect on July 31, 2004.
(m) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

ASSETS:

Investments, at market value (cost
  $94,637,948)                                 $ 94,712,573
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $11,010,412)                             11,010,412
===========================================================
    Total investments (cost $105,648,360)       105,722,985
___________________________________________________________
===========================================================
Receivables for:
  Investments sold                                  109,423
-----------------------------------------------------------
  Variation margin                                   83,959
-----------------------------------------------------------
  Fund shares sold                                  744,160
-----------------------------------------------------------
  Dividends and interest                          1,198,826
-----------------------------------------------------------
  Amount due from advisor                            55,426
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                    8,954
-----------------------------------------------------------
Other assets                                         60,223
===========================================================
    Total assets                                107,983,956
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           5,257,024
-----------------------------------------------------------
  Fund shares reacquired                            238,352
-----------------------------------------------------------
  Dividends                                          17,059
-----------------------------------------------------------
  Deferred compensation and retirement plans          9,528
-----------------------------------------------------------
Accrued distribution fees                            51,210
-----------------------------------------------------------
Accrued trustees' fees                                  978
-----------------------------------------------------------
Accrued transfer agent fees                         217,521
-----------------------------------------------------------
Accrued operating expenses                           24,296
===========================================================
    Total liabilities                             5,815,968
===========================================================
Net assets applicable to shares outstanding    $102,167,988
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $101,722,922
-----------------------------------------------------------
Undistributed net investment income                  (8,256)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and futures contracts        90,092
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and futures contracts                  363,230
===========================================================
                                               $102,167,988
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 35,948,270
___________________________________________________________
===========================================================
Class B                                        $ 44,047,362
___________________________________________________________
===========================================================
Class C                                        $  8,649,074
___________________________________________________________
===========================================================
Class R                                        $    107,922
___________________________________________________________
===========================================================
Institutional Class                            $ 13,415,360
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           3,439,815
___________________________________________________________
===========================================================
Class B                                           4,214,876
___________________________________________________________
===========================================================
Class C                                             827,743
___________________________________________________________
===========================================================
Class R                                              10,334
___________________________________________________________
===========================================================
Institutional Class                               1,283,261
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.45
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.45 divided by
      95.25%)                                  $      10.97
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      10.45
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      10.45
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      10.44
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.45
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended July 31, 2004

INVESTMENT INCOME:

Interest                                                      $3,404,296
------------------------------------------------------------------------
Dividends from affiliated money market funds                      30,361
========================================================================
    Total investment income                                    3,434,657
========================================================================

EXPENSES:

Advisory fees                                                    443,190
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                    31,240
------------------------------------------------------------------------
Distribution fees:
  Class A                                                        113,436
------------------------------------------------------------------------
  Class B                                                        459,917
------------------------------------------------------------------------
  Class C                                                         87,368
------------------------------------------------------------------------
  Class R                                                             48
------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       323,557
------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                         1,163
------------------------------------------------------------------------
Trustees' and retirement fees                                     11,798
------------------------------------------------------------------------
Other                                                            210,985
========================================================================
    Total expenses                                             1,732,702
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (441,850)
========================================================================
    Net expenses                                               1,290,852
========================================================================
Net investment income                                          2,143,805
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        1,159,742
------------------------------------------------------------------------
  Futures contracts                                             (415,834)
========================================================================
                                                                 743,908
========================================================================
Change in net unrealized appreciation of:
  Investment securities                                          954,446
------------------------------------------------------------------------
  Futures contracts                                              288,605
========================================================================
                                                               1,243,051
========================================================================
Net gain from investment securities and futures contracts      1,986,959
========================================================================
Net increase in net assets resulting from operations          $4,130,764
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2004 and 2003

                                                                    2004           2003
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                         $  2,143,805    $ 1,582,068
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities and futures
    contracts                                                        743,908      1,445,148
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                    1,243,051     (1,022,343)
===========================================================================================
    Net increase in net assets resulting from operations           4,130,764      2,004,873
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (1,119,985)      (797,837)
-------------------------------------------------------------------------------------------
  Class B                                                         (1,252,383)    (1,033,094)
-------------------------------------------------------------------------------------------
  Class C                                                           (237,664)      (208,766)
-------------------------------------------------------------------------------------------
  Class R                                                               (263)            --
-------------------------------------------------------------------------------------------
  Institutional Class                                                (49,476)            --
===========================================================================================
    Total distributions from net investment income                (2,659,771)    (2,039,697)
===========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                           (275,772)       (29,369)
-------------------------------------------------------------------------------------------
  Class B                                                           (409,926)       (47,717)
-------------------------------------------------------------------------------------------
  Class C                                                            (73,816)        (8,496)
===========================================================================================
    Total distributions from net realized gains                     (759,514)       (85,582)
===========================================================================================
    Decrease in net assets resulting from distributions           (3,419,285)    (2,125,279)
===========================================================================================
Share transactions-net:
  Class A                                                          5,423,188     21,104,305
-------------------------------------------------------------------------------------------
  Class B                                                         (4,003,657)    33,005,431
-------------------------------------------------------------------------------------------
  Class C                                                           (562,735)     6,138,256
-------------------------------------------------------------------------------------------
  Class R                                                            107,444             --
-------------------------------------------------------------------------------------------
  Institutional Class                                             13,316,991             --
===========================================================================================
    Net increase in net assets resulting from share
     transactions                                                 14,281,231     60,247,992
===========================================================================================
    Net increase in net assets                                    14,992,710     60,127,586
===========================================================================================

NET ASSETS:

  Beginning of year                                               87,175,278     27,047,692
===========================================================================================
  End of year (including undistributed net investment income of $(8,256) and $(5,473) for 2004 and 2003,
    respectively)                                               $102,167,988    $87,175,278
___________________________________________________________________________________________
===========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Total Return Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve maximum total return consistent with preservation of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/ event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/ event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions are considered borrowings under the 1940 Act. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The difference between the selling price and the future repurchase price is recorded as realized gain (loss). At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the SEC, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $500 million of the Fund's average daily net assets, plus 0.45% on the next $500 million of the Fund's average daily net assets, plus 0.40% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.00%, 1.65%, 1.65%, 1.15% and 0.65%, respectively. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.25%, 1.90%, 1.90%, 1.40% and 0.90%, respectively, through July 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended July 31, 2004, AIM waived fees of $386,506.

    For the year ended July 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $21,819 of expenses incurred by the Fund in connection with matters related to both pending regulatory complaints against INVESCO Funds Group, Inc. ("IFG") alleging market timing and the ongoing market timing investigations with respect to IFG and AIM, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2004, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended July 31, 2004, AISI retained $166,081 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has agreed to waive up to 0.10% of Rule 12b-1 plan fees on Class A shares. Pursuant to the Plans, for the year ended July 31, 2004, the Class A, Class B, Class C and Class R shares paid $81,026, $459,917, $87,368 and $48, respectively after AIM Distributors waived Class A plan fees of $32,410.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2004, AIM Distributors advised the Fund that it retained $52,886 in front-end sales commissions from the sale of Class A shares and $55, $2,641, $2,323 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended July 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                        MARKET VALUE     PURCHASES       PROCEEDS       APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND                      07/31/03        AT COST       FROM SALES     (DEPRECIATION)      07/31/04       INCOME     GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional Class    $  750,113     $36,578,019    $(31,822,926)       $   --        $ 5,505,206     $15,181       $   --
--------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class       750,113      36,578,019     (31,822,926)           --          5,505,206      15,180           --
================================================================================================================================
    Total                $1,500,226     $73,156,038    $(63,645,852)       $   --        $11,010,412     $30,361       $   --
________________________________________________________________________________________________________________________________
================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM and INVESCO funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended July 31, 2004, the Fund engaged in purchases and sales of securities of $0 and $406,143, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended July 31, 2004, the Fund received credits in transfer agency fees of $1,107 and credits in custodian fees of $8 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $1,115.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2004, the Fund paid legal fees of $3,884 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the fund's aggregate borrowings from all source exceeds 10% of the fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--FUTURES CONTRACTS

On July 31, 2004, $700,000 principal amount of U.S. Corporate obligations and U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                         OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           UNREALIZED
                                                               NO. OF        MONTH/         MARKET        APPRECIATION
CONTRACT                                                      CONTRACTS    COMMITMENT        VALUE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 E-Trade                                         6       Dec-04/Long    $ 1,464,600       $ (5,430)
-----------------------------------------------------------------------------------------------------------------------
U.S. 30 Year Bond                                                  2       Sep-04/Long        216,438          6,944
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 year Notes                                        51       Sep-04/Long     10,767,375         45,391
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 year Notes                                       153       Sep-04/Long     16,753,500        241,700
=======================================================================================================================
                                                                                          $29,201,913       $288,605
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2004 and 2003 was as follows:

                                                                 2004          2003
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $3,419,285    $2,125,279
--------------------------------------------------------------------------------------


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2004, the components of net assets on a tax basis were as follows:

                                                                    2004
----------------------------------------------------------------------------
Undistributed ordinary income                                   $    530,821
----------------------------------------------------------------------------
Unrealized appreciation (depreciation) -- investments                (48,337)
----------------------------------------------------------------------------
Temporary book/tax differences                                        (8,257)
----------------------------------------------------------------------------
Post October capital loss deferral                                   (29,161)
----------------------------------------------------------------------------
Shares of beneficial interest                                    101,722,922
============================================================================
    Total net assets                                            $102,167,988
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the tax realization of unrealized gain on certain futures contracts.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilized. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has no capital loss carryforward as of July 31, 2004.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2004 was $290,769,048 and $287,970,350, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $562,028
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (610,365)
==============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                        $(48,337)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $105,771,322.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of the utilization of a portion of the proceeds from redemptions as distributions for federal income tax purposes, paydowns on mortgage backed securities and reclassification of distributions, on July 31, 2004, undistributed net investment income was increased by $513,183, undistributed net realized gain (loss) was decreased by $652,531, and shares of beneficial interest increased by $139,348. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                              --------------------------------------------------------
                                                                         2004                          2003
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,120,259    $ 22,280,117     3,675,553    $ 38,439,296
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,740,846      18,292,621     4,564,339      47,687,420
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        621,595       6,564,573     1,230,567      12,857,366
----------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                      10,815         112,468            --              --
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)(b)                                    1,279,534      13,278,111            --              --
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        120,950       1,268,355        72,052         755,569
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        136,964       1,436,475        88,787         931,209
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         27,349         286,832        18,930         198,523
----------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                          25             263            --              --
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)(b)                                        4,746          49,494            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        214,070       2,246,559        79,038         832,366
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (214,070)     (2,246,559)      (79,022)       (832,366)
======================================================================================================================
Reacquired:
  Class A                                                     (1,945,631)    (20,371,843)   (1,811,444)    (18,922,926)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,051,846)    (21,486,194)   (1,411,242)    (14,780,832)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (708,287)     (7,414,140)     (661,171)     (6,917,633)
----------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                        (506)         (5,287)           --              --
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)(b)                                       (1,019)        (10,614)           --              --
======================================================================================================================
                                                               1,355,794    $ 14,281,231     5,766,387    $ 60,247,992
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Class R and Institutional Class shares commenced sales on April 30, 2004.

(b) At July 31, 2004, 10.35% for the outstanding shares of the Fund were owned by AIM Moderate Allocation Fund. The Fund and AIM Moderate Allocation Fund have the same investment advisor and therefore, are considered to be affiliated.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                                              ---------------------------------------------
                                                                                          DECEMBER 31, 2001
                                                                   YEAR ENDED             (DATE OPERATIONS
                                                                    JULY 31,                COMMENCED) TO
                                                              ---------------------           JULY 31,
                                                               2004          2003               2002
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.35       $ 10.19            $10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.31          0.32(a)           0.18(a)
-----------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.25          0.26              0.23
===========================================================================================================
    Total from investment operations                             0.56          0.58              0.41
===========================================================================================================
Less distributions:
  Dividends from net investment income                          (0.36)        (0.40)            (0.22)
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.10)        (0.02)               --
===========================================================================================================
    Total distributions                                         (0.46)        (0.42)            (0.22)
===========================================================================================================
Net asset value, end of period                                $ 10.45       $ 10.35            $10.19
___________________________________________________________________________________________________________
===========================================================================================================
    Total return(b)                                              5.45%         5.77%             4.09%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $35,948       $30,336            $9,325
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements                1.00%(c)      1.00%             1.00%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements             1.57%(c)      1.54%             3.21%(d)
===========================================================================================================
Ratio of net investment income to average net assets             2.87%(c)      3.07%             3.10%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate(e)                                        338%          284%              215%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not include sales charges.
(c)  Ratios are based on average daily net assets of $32,410,313.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                 CLASS B
                                                              ---------------------------------------------
                                                                                          DECEMBER 31, 2001
                                                                   YEAR ENDED             (DATE OPERATIONS
                                                                    JULY 31,                COMMENCED) TO
                                                              ---------------------           JULY 31,
                                                               2004          2003               2002
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.35       $ 10.19            $ 10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.22          0.24(a)            0.14(a)
-----------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.26          0.27               0.22
===========================================================================================================
    Total from investment operations                             0.48          0.51               0.36
===========================================================================================================
Less distributions:
  Dividends from net investment income                          (0.29)        (0.33)             (0.17)
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.09)        (0.02)                --
===========================================================================================================
    Total distributions                                         (0.38)        (0.35)             (0.17)
===========================================================================================================
Net asset value, end of period                                $ 10.45       $ 10.35            $ 10.19
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                  4.67%         4.98%              3.65%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $44,047       $47,655            $14,678
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements                1.75%(c)      1.75%              1.75%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements             2.22%(c)      2.19%              3.86%(d)
===========================================================================================================
Ratio of net investment income to average net assets             2.12%(c)      2.32%              2.35%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate(e)                                        338%          284%               215%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not include sales charges.
(c)  Ratios are based on average daily net assets of $45,991,695.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                CLASS C
                                                              -------------------------------------------
                                                                                        DECEMBER 31, 2001
                                                                  YEAR ENDED            (DATE OPERATIONS
                                                                   JULY 31,               COMMENCED) TO
                                                              -------------------           JULY 31,
                                                               2004         2003              2002
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.35       $10.19            $10.00
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.22         0.24(a)           0.14(a)
---------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)        0.26         0.27              0.22
=========================================================================================================
    Total from investment operations                            0.48         0.51              0.36
=========================================================================================================
Less distributions:
  Dividends from net investment income                         (0.29)       (0.33)            (0.17)
---------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (0.09)       (0.02)               --
=========================================================================================================
    Total distributions                                        (0.38)       (0.35)            (0.17)
=========================================================================================================
Net asset value, end of period                                $10.45       $10.35            $10.19
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                                 4.67%        4.98%             3.65%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $8,649       $9,185            $3,045
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements               1.75%(c)     1.75%             1.75%(d)
---------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements            2.22%(c)     2.19%             3.86%(d)
=========================================================================================================
Ratio of net investment income to average net assets            2.12%(c)     2.32%             2.35%(d)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate(e)                                       338%         284%              215%
_________________________________________________________________________________________________________
=========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not include sales charges.
(c)  Ratios are based on average daily net assets of $8,736,816.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                    CLASS R
                                                                ----------------
                                                                 APRIL 30, 2004
                                                                (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                    JULY 31,
                                                                      2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.42
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.08
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.02
================================================================================
    Total from investment operations                                   0.10
================================================================================
Less dividends from net investment income                             (0.08)
================================================================================
Net asset value, end of period                                       $10.44
________________________________________________________________________________
================================================================================
Total return(a)                                                        0.92%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $  108
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements                      1.25%(b)
--------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements                   1.39%(b)
================================================================================
Ratio of net investment income to average net assets                   2.62%(b)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(c)                                              338%
________________________________________________________________________________
================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $37,832.
(c)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                 (DATE OPERATIONS
                                                                   COMMENCED) TO
                                                                     JULY 31,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 10.42
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                  0.09
-----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                 0.03
===================================================================================
    Total from investment operations                                     0.12
===================================================================================
Less dividends from net investment income                               (0.09)
===================================================================================
Net asset value, end of period                                        $ 10.45
___________________________________________________________________________________
===================================================================================
Total return(a)                                                          1.15%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $13,415
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements                        0.51%(b)
-----------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements                     0.63%(b)
===================================================================================
Ratio of net investment income to average net assets                     3.36%(b)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(c)                                                338%
___________________________________________________________________________________
===================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $5,862,358.
(c)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to
Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, has reached an agreement in principle with certain regulators to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, also has reached an agreement in principle with certain regulators to resolve investigations related to market timing activity in the AIM Funds. AIM expects that its wholly owned subsidiary A I M Distributors, Inc. ("ADI"), the distributor of the Fund's shares, also will be included as a party in the settlement with respect to AIM. In addition, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits, as described more fully below. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Agreements in Principle and Settled Enforcement Actions Related to Market Timing

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the State of New York, acting through the office of the state Attorney General ("NYAG"), filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. At the time these proceedings were filed Mr. Cunningham held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. Mr. Cunningham is no longer affiliated with AIM. In addition, on December 2, 2003, the State of Colorado, acting through the office of the state Attorney General ("COAG"), filed civil proceedings against IFG. Each of the SEC, NYAG and COAG complaints alleged, in substance, that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. Neither the Fund nor any of the other AIM or INVESCO Funds were named as a defendant in any of these proceedings. AIM and certain of its current and former officers also have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the COAG, the NYAG and the staff of the SEC to resolve the civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators. It has subsequently been agreed with the SEC that, in addition to AIM, ADI will be a named party in the settlement of the SEC's investigation.

  Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM and ADI will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM, ADI and IFG as well as the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

  Despite the agreements in principle discussed above, there can be no assurance that AMVESCAP will be able to reach a satisfactory final settlement with the regulators, or that any such final settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. ("IINA"), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI are expected to total $375 million. Additionally, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM or INVESCO Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

  On September 8, 2004, Mr. Cunningham's law firm issued a press release announcing that Mr. Cunningham had agreed to resolve the civil actions against him by paying the SEC and the NYAG a $500,000 civil penalty, to accept a two-year ban from the securities industry and to accept a five-year ban from serving as an officer or director in the securities industry.

  On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

Ongoing Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Ongoing Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and related defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively promote the sale of the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2005
(Unaudited)

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
BONDS & NOTES-89.41%

ADVERTISING-0.44%

Dex Media Inc., Unsec. Disc. Global Notes,
  9.00%, 11/15/13(a)(b)                        $ 2,770,000   $    2,105,200
---------------------------------------------------------------------------
Dex Media West LLC/Dex Media Finance Co., Sr.
  Notes, 5.88%, 11/15/11 (Acquired 11/09/04;
  Cost $3,445,000)(a)(c)                         3,445,000        3,393,325
===========================================================================
                                                                  5,498,525
===========================================================================



AEROSPACE & DEFENSE-1.72%


Argo-Tech Corp., Sr. Notes, 9.25%,
  06/01/11(a)                                    1,750,000        1,929,375
---------------------------------------------------------------------------
Armor Holdings, Inc., Sr. Sub. Global Notes,
  8.25%, 08/15/13(a)                             1,930,000        2,151,950
---------------------------------------------------------------------------
DRS Technologies, Inc., Sr. Sub. Notes,
  6.88%, 11/01/13 (Acquired 12/15/04; Cost
  $966,000)(a)(c)                                  920,000          949,900
---------------------------------------------------------------------------
DRS Technologies, Inc., Sr. Unsec. Sub.
  Global Notes, 6.88%, 11/01/13(a)               1,815,000        1,873,987
---------------------------------------------------------------------------
Hexcel Corp., Sr Sub. Notes, 6.75%, 02/01/15
  (Acquired 01/27/05; Cost
  $2,780,000)(a)(c)(d)                           2,780,000        2,800,850
---------------------------------------------------------------------------
K&F Acquisition Inc., Sr. Sub. Notes, 7.75%,
  11/15/14 (Acquired 11/05/04; Cost
  $930,000)(a)(c)                                  930,000          930,000
---------------------------------------------------------------------------
L-3 Communications Corp., Sr. Unsec. Gtd.
  Sub. Global Notes, 6.13%, 01/15/14(a)          6,915,000        7,087,875
---------------------------------------------------------------------------
Orbital Sciences Corp.-Series B, Sr. Global
  Notes, 9.00%, 07/15/11(a)                      1,880,000        2,110,300
---------------------------------------------------------------------------
Standard Aero Holdings Inc., Sr. Sub.
  Notes,8.25%, 09/01/14 (Acquired 08/17/04;
  Cost $1,375,000)(a)(c)                         1,375,000        1,481,562
===========================================================================
                                                                 21,315,799
===========================================================================



AIR FREIGHT & LOGISTICS-0.30%


Park-Ohio Industries Inc., Sr. Sub. Notes,
  8.38%, 11/15/14 (Acquired
  11/19/04-12/07/04; Cost $3,686,500)(a)(c)      3,675,000        3,684,187
===========================================================================



AIRLINES-1.00%


Continental Airlines, Inc., Notes, 8.00%,
  12/15/05(a)                                    4,575,000        4,506,375
---------------------------------------------------------------------------
Northwest Airlines Inc., Sr. Unsec. Gtd.
  Notes, 8.88%, 06/01/06(a)                      8,775,000        7,897,500
===========================================================================
                                                                 12,403,875
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


ALUMINUM-0.16%


Century Aluminum Co., Sr. Unsec. Gtd. Notes,
  7.50%, 08/15/14 (Acquired 08/10/04; Cost
  $1,835,000)(a)(c)                            $ 1,835,000   $    1,958,862
===========================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-0.33%


Warnaco Inc., Sr. Unsec. Global Notes, 8.88%,
  06/15/13(a)                                    3,725,000        4,116,125
===========================================================================


AUTO PARTS & EQUIPMENT-1.42%


Accuride Corp., Sr. Sub. Notes, 8.50%,
  02/01/15 (Acquired 01/26/05; Cost
  $2,785,000)(a)(c)(d)                           2,785,000        2,861,587
---------------------------------------------------------------------------
Autocam Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.88%, 06/15/14(a)                     1,855,000        1,827,175
---------------------------------------------------------------------------
Delco Remy International, Sr. Sec. Floating
  Rate Global Notes, 6.66%, 04/15/09(a)(e)       1,755,000        1,803,262
---------------------------------------------------------------------------
Key Plastics Holdings, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%,
  03/15/07(d)(f)(g)                             26,310,000          262,145
---------------------------------------------------------------------------
Metaldyne Corp., Sr. Unsec. Gtd. Notes,
  10.00%, 11/01/13 (Acquired
  10/20/03-09/23/04; Cost $3,267,500)(a)(c)      3,320,000        3,154,000
---------------------------------------------------------------------------
Tenneco Automotive Inc.-Series B, Sr. Sec.
  Second Lien Global Notes, 10.25%,
  07/15/13(a)                                    2,920,000        3,452,900
---------------------------------------------------------------------------
TRW Automotive Inc., Sr. Global Notes, 9.38%,
  02/15/13(a)                                    3,730,000        4,205,575
===========================================================================
                                                                 17,566,644
===========================================================================


BROADCASTING & CABLE TV-7.33%


Adelphia Communications Corp., Sr. Unsec.
  Notes,
  9.50%, 03/01/05(a)(g)                          5,060,000        5,515,400
---------------------------------------------------------------------------
  10.88%, 10/01/10(a)(g)                        22,250,000       19,357,500
---------------------------------------------------------------------------
Allbritton Communications Co., Sr. Unsec.
  Sub. Global Notes, 7.75%, 12/15/12(a)          5,520,000        5,713,200
---------------------------------------------------------------------------
Cablevision Systems Corp.-New York Group, Sr.
  Floating Rate Notes, 6.67%, 04/01/09
  (Acquired 03/30/04; Cost
  $4,810,000)(a)(c)(h)                           4,810,000        5,218,850
---------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp., Sr.
  Unsec. Global Notes, 11.13%, 01/15/11(a)       6,595,000        5,589,262
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 9.92%, 04/01/11(a)           3,685,000        2,938,787
---------------------------------------------------------------------------
Charter Communications Operating, LLC/Charter
  Communications Operating Capital Corp., Sr.
  Second Lien Notes, 8.00%, 04/30/12
  (Acquired 05/11/04-07/09/04; Cost
  $3,359,800)(a)(c)                              3,470,000        3,522,050
---------------------------------------------------------------------------
CSC Holdings Inc.-Series B, Sr. Unsec. Unsub.
  Notes, 7.63%, 04/01/11(a)                      6,510,000        7,128,450
---------------------------------------------------------------------------
Echostar DBS Corp., Sr. Unsec. Gtd. Global
  Notes, 5.75%, 10/01/08(a)                      6,400,000        6,480,000
---------------------------------------------------------------------------
Granite Broadcasting Corp., Sr. Sec. Global
  Notes, 9.75%, 12/01/10(a)                      3,690,000        3,570,075
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

BROADCASTING & CABLE TV-(CONTINUED)

Knology, Inc., Sr. Unsec. Notes, 12.00%,
  11/30/09 (Acquired 11/14/03-12/02/04; Cost
  $5,470,930)(a)(c)                            $ 5,523,944   $    5,316,796
---------------------------------------------------------------------------
Pegasus Communications Corp.
  Series B, Sr. Notes, 9.63%,
  10/15/05(a)(d)(g)                              3,535,000        2,156,350
---------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 12.50%,
  08/01/07(a)(d)(g)                              1,990,000        1,243,750
---------------------------------------------------------------------------
Rainbow National Services LLC, Sr. Notes,
  8.75%, 09/01/12 (Acquired 08/13/04; Cost
  $4,568,503)(a)(c)                              4,595,000        5,203,837
---------------------------------------------------------------------------
Rogers Cable Inc., Sr. Sec. Second Priority
  Global Notes, 6.75%, 03/15/15(a)                 460,000          473,225
---------------------------------------------------------------------------
Videotron Ltee, Sr. Notes, 6.88%, 01/15/14
  (Acquired 11/15/04; Cost $2,887,500)(a)(c)     2,750,000        2,825,625
---------------------------------------------------------------------------
XM Satellite Radio Inc., Sr. Sec. Global
  Notes, 12.00%, 06/15/10(a)                     7,402,000        8,771,370
===========================================================================
                                                                 91,024,527
===========================================================================



BUILDING PRODUCTS-0.73%


Building Materials Corp. of America,
  Sr. Unsec. Gtd. Notes, 8.00%, 12/01/08(a)      5,900,000        6,106,500
---------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 7.75%,
  07/15/05(a)                                    1,020,000        1,030,200
---------------------------------------------------------------------------
Nortek Inc., Sr. Unsec. Sub. Gtd. Global
  Notes, 8.50%, 09/01/14(a)                      1,840,000        1,899,800
===========================================================================
                                                                  9,036,500
===========================================================================



CASINOS & GAMING-2.80%


Aztar Corp., Sr. Sub. Global Notes, 7.88%,
  06/15/14(a)                                    3,605,000        4,001,550
---------------------------------------------------------------------------
Boyd Gaming Corp., Sr. Sub. Global Notes,
  6.75%, 04/15/14(a)                             5,520,000        5,713,200
---------------------------------------------------------------------------
Herbst Gaming, Inc., Sr. Sub. Notes, 8.13%,
  06/01/12(a)                                    1,855,000        1,980,212
---------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 7.00%, 03/01/14(a)         10,580,000       10,738,700
---------------------------------------------------------------------------
Pinnacle Entertainment, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 8.25%, 03/15/12(a)          5,965,000        6,367,637
---------------------------------------------------------------------------
Poster Financial Group Inc., Sr. Sec. Global
  Notes, 8.75%, 12/01/11(a)                      1,850,000        1,859,250
---------------------------------------------------------------------------
Seneca Gaming Corp., Sr. Global Notes, 7.25%,
  05/01/12(a)                                    1,190,000        1,233,137
---------------------------------------------------------------------------
Venetian Casino Resort, LLC, Sec. Gtd.
  Mortgage Global Notes, 11.00%, 06/15/10(a)     2,557,000        2,921,372
===========================================================================
                                                                 34,815,058
===========================================================================



COMMODITY CHEMICALS-1.61%


Basell Finance Co.-B.V. (Netherlands), Sr.,
  Unsec., Gtd., Deb., 8.10%, 03/15/27
  (Acquired 01/06/05-01/20/05; Cost
  $3,888,350)(a)(c)                              3,835,000        3,949,858
---------------------------------------------------------------------------
Equistar Chemicals L.P./Equistar Funding
  Corp., Sr. Unsec. Gtd. Global Notes,
  10.13%, 09/01/08(a)                            7,350,000        8,415,750
---------------------------------------------------------------------------
Millennium America Inc., Sr. Unsec. Gtd.
  Global Notes, 9.25%, 06/15/08(a)               6,837,000        7,640,347
===========================================================================

                                                                 20,005,955
===========================================================================


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT-1.02%


Lucent Technologies Inc., Unsec. Unsub.
  Global Deb., 6.45%, 03/01/29(a)              $ 6,820,000   $    6,155,050
---------------------------------------------------------------------------
Nortel Network Ltd. (Canada), Sr. Global
  Notes, 6.13%, 02/15/06(a)                      3,605,000        3,668,087
---------------------------------------------------------------------------
Superior Essex Communications LLC/Essex Group
  Inc., Sr. Global Notes, 9.00%, 04/15/12(a)     2,750,000        2,866,875
===========================================================================
                                                                 12,690,012
===========================================================================


CONSTRUCTION & ENGINEERING-0.32%


Great Lakes Dredge & Dock Co., Sr. Unsec.
  Gtd. Sub. Global Notes, 7.75%, 12/15/13(a)     4,600,000        4,025,000
===========================================================================


CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.65%


Case New Holland Inc., Sr. Notes, 9.25%,
  08/01/11 (Acquired 07/29/03-08/18/03; Cost
  $5,583,466)(a)(c)                              5,645,000        6,195,387
---------------------------------------------------------------------------
Navistar International Corp., Sr. Notes,
  7.50%, 06/15/11(a)                               930,000          995,100
---------------------------------------------------------------------------
Terex Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 07/15/11(a)                      8,270,000        9,200,375
---------------------------------------------------------------------------
Trinity Industries, Inc., Sr. Gtd. Global
  Notes, 6.50%, 03/15/14(a)                      2,415,000        2,415,000
---------------------------------------------------------------------------
Wabtec Corp., Sr. Unsec. Gtd. Global Notes,
  6.88%, 07/31/13(a)                             1,545,000        1,624,181
===========================================================================
                                                                 20,430,043
===========================================================================


CONSTRUCTION MATERIALS-0.68%


Goodman Global Holding Co., Inc.,
  Sr. Floating Rate Notes, 5.76%, 06/15/12
  (Acquired 12/15/04; Cost
  $230,000)(a)(c)(d)(h)                            230,000          236,900
---------------------------------------------------------------------------
  Sr. Sub. Notes, 7.88%, 12/15/12 (Acquired
  12/15/04; Cost $920,000)(a)(c)                   920,000          892,400
---------------------------------------------------------------------------
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%,
  11/01/12 (Acquired 10/28/04; Cost
  $2,755,000)(a)(c)                              2,755,000        2,720,562
---------------------------------------------------------------------------
U.S. Concrete, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 8.38%, 04/01/14(a)               4,255,000        4,574,125
===========================================================================
                                                                  8,423,987
===========================================================================


CONSUMER FINANCE-0.61%


Dollar Financial Group Inc., Gtd. Global
  Notes, 9.75%, 11/15/11(a)                      6,785,000        7,531,350
===========================================================================


DISTILLERS & VINTNERS-0.24%


Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.13%, 01/15/12(a)     2,704,000        2,947,360
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


DIVERSIFIED COMMERCIAL SERVICES-0.39%


Cornell Cos., Inc., Sr. Unsec. Gtd. Global
  Notes, 10.75%, 07/01/12(a)                   $   725,000   $      788,437
---------------------------------------------------------------------------
Corrections Corp. of America, Sr. Notes,
  7.50%, 05/01/11(a)                             1,000,000        1,065,000
---------------------------------------------------------------------------
Geo Group Inc. (The), Sr. Unsec. Global
  Notes, 8.25%, 07/15/13(a)                      2,820,000        3,024,450
===========================================================================
                                                                  4,877,887
===========================================================================



DIVERSIFIED METALS & MINING-0.15%


Massey Energy Co., Sr. Global Notes, 6.63%,
  11/15/10(a)                                    1,850,000        1,917,062
===========================================================================



DRUG RETAIL-1.01%


Jean Coutu Group (PJC) Inc. (The) (Canada),
  Sr. Notes, 7.63%, 08/01/12 (Acquired
  07/20/04-01/19/05; Cost $1,430,813)(a)(c)      1,430,000        1,487,200
---------------------------------------------------------------------------
  Sr. Sub. Notes, 8.50%, 08/01/14 (Acquired
  09/16/04-09/17/04; Cost $6,426,881)(a)(c)      6,420,000        6,428,025
---------------------------------------------------------------------------
Rite Aid Corp.,
  Sr. Unsec. Unsub. Notes, 7.13%, 01/15/07(a)    2,755,000        2,761,887
---------------------------------------------------------------------------
  Sr. Sec. Notes, 7.50%, 01/15/15 (Acquired
  01/04/05; Cost $1,835,000)(a)(c)               1,835,000        1,821,238
===========================================================================
                                                                 12,498,350
===========================================================================



ELECTRIC UTILITIES-3.31%

Allegheny Energy Supply Co., LLC, Unsec.
  Global Notes, 7.80%, 03/15/11(a)               4,490,000        4,871,650
---------------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding Corp.-
  Series C, Sr. Sec. Bonds, 7.16%,
  01/15/14(a)                                    3,682,770        3,820,874
---------------------------------------------------------------------------
Midwest Generation LLC
  Series B., Global Asset-Backed Pass Through
  Ctfs., 8.56%, 01/02/16(a)                      9,210,000       10,326,712
---------------------------------------------------------------------------
  Sr. Sec. Global Notes, 8.75%, 05/01/34(a)      4,590,000        5,152,275
---------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08(a)                     8,705,000       10,913,894
---------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Gtd. Second
  Priority Notes, 8.00%, 12/15/13 (Acquired
  12/17/03-04/12/04; Cost $5,808,775)(a)(c)      5,567,000        6,012,360
===========================================================================
                                                                 41,097,765
===========================================================================



ELECTRONIC MANUFACTURING SERVICES-0.78%


Celestica Inc. (Canada), Sr. Sub. Notes,
  7.88%, 07/01/11(a)                             1,380,000        1,442,100
---------------------------------------------------------------------------
Flextronics International Ltd. (Singapore),
  Sr. Sub. Global Notes, 6.50%, 05/15/13(a)      2,720,000        2,774,400
---------------------------------------------------------------------------
Sanmina-SCI Corp., Sr. Sec. Gtd. Global
  Notes, 10.38%, 01/15/10(a)                     4,830,000        5,506,200
===========================================================================
                                                                  9,722,700
===========================================================================



ENVIRONMENTAL SERVICES-0.62%


Allied Waste North America, Inc.-Series B,
  Sr. Sec. Gtd. Global Notes, 8.50%,
  12/01/08(a)                                    7,440,000        7,756,200
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


FERTILIZERS & AGRICULTURAL CHEMICALS-0.43%


IMC Global Inc.,
  Sr. Unsec. Global Notes, 10.88%,
  08/01/13(a)                                  $ 4,225,000   $    5,165,062
---------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Global Notes,
  10.88%, 06/01/08(a)                               97,000          113,732
===========================================================================
                                                                  5,278,794
===========================================================================


FOOD RETAIL-0.17%


Ahold Finance USA, Inc., Sr. Unsec. Gtd.
  Unsub. Notes, 8.25%, 07/15/10(a)               1,850,000        2,104,375
===========================================================================


FOREST PRODUCTS-0.51%


Ainsworth Lumber Co. Ltd. (Canada),
  Sr. Unsec. Global Notes, 6.75%, 03/15/14(a)    1,380,000        1,338,600
---------------------------------------------------------------------------
  Sr. Unsec. Yankee Notes, 6.75%, 03/15/14(a)    3,700,000        3,570,500
---------------------------------------------------------------------------
Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Global Notes, 7.75%, 11/15/13(a)    1,385,000        1,459,444
===========================================================================
                                                                  6,368,544
===========================================================================


GAS UTILITIES-0.44%


Inergy LP/Inergy Finance Corp., Sr. Notes,
  6.88%, 12/15/14 (Acquired 12/17/04; Cost
  $1,380,000)(a)(c)                              1,380,000        1,383,450
---------------------------------------------------------------------------
SEMCO Energy, Inc.,
  Sr. Global Notes, 7.75%, 05/15/13(a)           1,890,000        2,079,000
---------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 7.13%, 05/15/08(a)    1,885,000        2,019,306
===========================================================================
                                                                  5,481,756
===========================================================================


HEALTH CARE DISTRIBUTORS-0.08%


National Nephrology Associates, Inc., Sr.
  Sub. Notes, 9.00%, 11/01/11 (Acquired
  10/16/03; Cost $910,000)(a)(c)                   910,000        1,041,950
===========================================================================


HEALTH CARE EQUIPMENT-1.41%


Fisher Scientific International Inc., Sr.
  Unsec. Sub. Global Notes, 8.13%,
  05/01/12(a)                                    6,100,000        6,771,000
---------------------------------------------------------------------------
Medex, Inc., Sr. Sub. Global Notes, 8.88%,
  05/15/13(a)                                    4,125,000        4,815,937
---------------------------------------------------------------------------
MedQuest Inc.-Series B, Sr. Unsec. Gtd. Sub.
  Notes, 11.88%, 08/15/12(a)                     2,880,000        3,384,000
---------------------------------------------------------------------------
Vicar Operating, Inc., Sr. Unsec. Gtd. Notes,
  9.88%, 12/01/09(a)                             2,300,000        2,524,250
===========================================================================
                                                                 17,495,187
===========================================================================


HEALTH CARE FACILITIES-3.57%


Alderwoods Group, Inc., Sr. Notes, 7.75%,
  09/15/12 (Acquired 08/05/04; Cost
  $920,000)(a)(c)                                  920,000          992,450
---------------------------------------------------------------------------
Ardent Health Services Inc., Sr. Sub. Global
  Notes, 10.00%, 08/15/13(a)                     1,930,000        2,007,200
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

HEALTH CARE FACILITIES-(CONTINUED)

Concentra Operating Corp., Sr. Unsec. Gtd.
  Sub. Global Notes, 9.13%, 06/01/12(a)        $ 1,855,000   $    2,091,512
---------------------------------------------------------------------------
Genesis HealthCare Corp., Sr. Sub. Global
  Notes, 8.00%, 10/15/13(a)                      1,815,000        1,969,275
---------------------------------------------------------------------------
Hanger Orthopedic Group, Inc., Sr. Unsec.
  Gtd. Global Notes, 10.38%, 02/15/09(a)         1,920,000        1,929,600
---------------------------------------------------------------------------
HCA Inc., Global Notes,
  5.50%, 12/01/09(a)                             1,835,000        1,837,844
---------------------------------------------------------------------------
  6.38%, 01/15/15(a)                               920,000          933,818
---------------------------------------------------------------------------
HEALTHSOUTH Corp., Sr. Unsec. Global Notes,
  8.38%, 10/01/11(a)                            10,350,000       10,789,875
---------------------------------------------------------------------------
Tenet Healthcare Corp.,
  Sr. Notes, 9.88%, 07/01/14 (Acquired
  06/15/04; Cost $1,352,785)(a)(c)               1,385,000        1,443,862
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 6.38%, 12/01/11(a)           5,550,000        5,036,625
---------------------------------------------------------------------------
Triad Hospitals, Inc., Sr. Unsec. Sub. Notes,
  7.00%, 11/15/13(a)                             7,360,000        7,488,800
---------------------------------------------------------------------------
United Surgical Partners International, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes, 10.00%,
  12/15/11(a)                                    6,840,000        7,746,300
===========================================================================
                                                                 44,267,161
===========================================================================



HEALTH CARE SERVICES-0.56%


Quintiles Transnational Corp., Sr. Unsec.
  Sub. Global Notes, 10.00%, 10/01/13(a)         3,750,000        4,256,250
---------------------------------------------------------------------------
Team Health Inc., Sr. Sub. Global Notes,
  9.00%, 04/01/12(a)                             2,760,000        2,732,400
===========================================================================
                                                                  6,988,650
===========================================================================



HEALTH CARE SUPPLIES-0.23%


Inverness Medical Innovations, Inc., Sr. Sub.
  Notes, 8.75%, 02/15/12 (Acquired 02/05/04;
  Cost $2,765,000)(a)(c)                         2,765,000        2,903,250
===========================================================================



HOMEBUILDING-0.82%


Technical Olympic USA, Inc.,
  Sr. Sub. Notes, 7.50%, 01/15/15 (Acquired
  12/14/04; Cost $1,835,000)(a)(c)               1,835,000        1,789,125
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 9.00%,
  07/01/10(a)                                    2,850,000        3,078,000
---------------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 02/15/11(a)              4,770,000        5,306,625
===========================================================================
                                                                 10,173,750
===========================================================================



HOTELS, RESORTS & CRUISE LINES-3.08%


Grupo Posadas S.A. (Mexico), Sr. Notes,
  8.75%, 10/04/11 (Acquired
  10/15/04-01/20/05; Cost $1,806,875)(a)(c)      1,750,000        1,890,000
---------------------------------------------------------------------------
Intrawest Corp. (Canada), Sr. Unsec. Global
  Notes, 7.50%, 10/15/13(a)                      6,380,000        6,746,850
---------------------------------------------------------------------------
Kerzner International Ltd. (Bahamas), Sr.
  Unsec. Gtd. Sub. Global Notes, 8.88%,
  08/15/11(a)                                    4,780,000        5,246,050
---------------------------------------------------------------------------
La Quinta Properties, Inc., Sr. Global Notes,
  8.88%, 03/15/11(a)                             4,830,000        5,373,375
---------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia),
  Sr. Unsec. Global Notes, 8.00%, 05/15/10(a)    2,845,000        3,239,744
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 8.75%,
  02/02/11(a)                                    7,320,000        8,619,300
---------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
  Sr. Gtd. Global Notes, 7.88%, 05/01/12(a)      6,235,000        7,139,075
===========================================================================
                                                                 38,254,394
===========================================================================


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


HOUSEHOLD APPLIANCES-0.06%


Fedders North America Inc., Sr. Unsec. Gtd.
  Global Notes, 9.88%, 03/01/14(a)             $   920,000   $      740,600
===========================================================================


HOUSEHOLD PRODUCTS-0.24%


Rayovac Corp., Sr. Sub. Notes, 7.38%,
  02/01/15 (Acquired 01/21/05; Cost
  $2,965,000)(a)(c)(d)                           2,965,000        3,005,769
===========================================================================


HOUSEWARES & SPECIALTIES-0.14%


Ames True Temper Inc., Sr. Sub. Global Notes,
  10.00%, 07/15/12(a)                            1,835,000        1,747,837
===========================================================================


INDUSTRIAL CONGLOMERATES-0.31%


Polypore Inc., Sr. Sub. Global Notes, 8.75%,
  05/15/12(a)                                    3,670,000        3,789,275
===========================================================================


INDUSTRIAL MACHINERY-1.17%


Aearo Co. I, Sr. Sub. Global Notes, 8.25%,
  04/15/12(a)                                    1,340,000        1,386,900
---------------------------------------------------------------------------
Manitowoc Co., Inc. (The), Sr. Unsec. Gtd.
  Sub. Global Notes, 10.50%, 08/01/12(a)         3,718,000        4,284,995
---------------------------------------------------------------------------
Valmont Industries, Inc., Sr. Gtd. Sub.
  Global Notes, 6.88%, 05/01/14(a)               2,775,000        2,879,062
---------------------------------------------------------------------------
Wolverine Tube, Inc., Sr. Notes, 7.38%,
  08/01/08 (Acquired 05/14/03-10/06/04; Cost
  $5,656,531)(a)(c)                              6,145,000        5,991,375
===========================================================================
                                                                 14,542,332
===========================================================================


INTEGRATED OIL & GAS-0.75%


Petrobras International Finance Co. (Cayman
  Islands), Sr. Unsec. Unsub. Global Notes,
  9.13%, 07/02/13(a)                             8,315,000        9,343,981
===========================================================================


INTEGRATED TELECOMMUNICATION SERVICES-3.19%


Citizens Communications Co., Sr. Notes,
  6.25%, 01/15/13(a)                             2,760,000        2,780,093
---------------------------------------------------------------------------
Embratel Particiapacoes S.A.-Series B
  (Brazil), Gtd. Global Notes, 11.00%,
  12/15/08(a)                                    5,585,000        6,394,825
---------------------------------------------------------------------------
LCI International, Inc., Sr. Notes, 7.25%,
  06/15/07(a)                                    8,305,000        8,097,375
---------------------------------------------------------------------------
Madison River Capital LLC/Madison River
  Finance Corp., Sr. Unsec. Notes, 13.25%,
  03/01/10(a)                                    1,250,000        1,343,750
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

Qwest Capital Funding, Inc., Unsec. Gtd.
  Global Notes,
  7.00%, 08/03/09(a)                           $ 6,695,000   $    6,510,887
---------------------------------------------------------------------------
  7.25%, 02/15/11(a)                             1,915,000        1,862,337
---------------------------------------------------------------------------
Qwest Communications International Inc., Sr.
  Notes, 7.50%, 02/15/11 (Acquired
  01/30/04-05/12/04; Cost $7,799,561)(a)(c)      8,305,000        8,616,437
---------------------------------------------------------------------------
Qwest Corp., Sr. Notes, 7.88%, 09/01/11
  (Acquired 11/18/04; Cost $3,945,250)(a)(c)     3,670,000        3,945,250
===========================================================================
                                                                 39,550,954
===========================================================================



LEISURE FACILITIES-0.78%


Six Flags, Inc.,
  Sr. Global Notes, 9.63%, 06/01/14(a)           2,770,000        2,634,963
---------------------------------------------------------------------------
  Sr. Notes, 9.63%, 06/01/14 (Acquired
  01/06/05; Cost $1,825,825)(a)(c)               1,835,000        1,745,544
---------------------------------------------------------------------------
Universal City Development Partners, Ltd.,
  Sr. Global Notes, 11.75%, 04/01/10(a)          2,800,000        3,311,000
---------------------------------------------------------------------------
Universal City Florida Holding Co. I/II,
  Sr. Floating Rate Notes, 7.20%, 05/01/10
  (Acquired 12/02/04; Cost
  $930,000)(a)(c)(d)(e)                            930,000          971,850
---------------------------------------------------------------------------
  Sr. Notes, 8.38%, 05/01/10 (Acquired
  12/02/04; Cost $930,000)(a)(c)                   930,000          976,500
===========================================================================
                                                                  9,639,857
===========================================================================



MARINE-0.39%


Overseas Shipholding Group, Inc., Sr. Unsec.
  Global Notes, 8.25%, 03/15/13(a)               2,715,000        3,000,075
---------------------------------------------------------------------------
Stena AB (Sweden), Sr. Notes, 7.00%, 12/01/16
  (Acquired 11/18/04; Cost $1,835,000)(a)(c)     1,835,000        1,789,125
===========================================================================
                                                                  4,789,200
===========================================================================



METAL & GLASS CONTAINERS-4.40%


Constar International Inc., Sr. Sub. Notes,
  11.00%, 12/01/12(a)                            3,850,000        4,052,125
---------------------------------------------------------------------------
Crown European Holdings S.A. (France),
  Sr. Sec. Second Lien Global Notes, 9.50%,
  03/01/11(a)                                    7,545,000        8,469,263
---------------------------------------------------------------------------
  Sr. Sec. Third Lien Global Notes, 10.88%,
  03/01/13(a)                                    1,000,000        1,182,500
---------------------------------------------------------------------------
Greif Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.88%, 08/01/12(a)                      4,775,000        5,288,313
---------------------------------------------------------------------------
Owens-Brockway Glass Container Inc.,
  Sr. Notes, 6.75%, 12/01/14 (Acquired
  11/23/04; Cost $2,325,000)(a)(c)               2,325,000        2,359,875
---------------------------------------------------------------------------
  Sr. Sec. Gtd. Global Notes,
  7.75%, 05/15/11(a)                             2,715,000        2,938,988
---------------------------------------------------------------------------
  8.75%, 11/15/12(a)                             5,540,000        6,204,800
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 8.25%,
  05/15/13(a)                                    5,990,000        6,589,000
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
METAL & GLASS CONTAINERS-(CONTINUED)

Plastipak Holdings Inc., Sr. Unsec. Gtd.
  Global Notes, 10.75%, 09/01/11(a)            $ 4,670,000   $    5,323,800
---------------------------------------------------------------------------
Pliant Corp.,
  Sr. Sec. Disc. Global Notes, 11.13%,
  06/15/09(a)(b)                                 6,190,000        5,787,650
---------------------------------------------------------------------------
  Sr. Sec. Second Lien Global Notes, 11.13%,
  09/01/09(a)                                    3,575,000        3,914,625
---------------------------------------------------------------------------
U.S. Can Corp., Sr. Sec. Gtd. Global Notes
  10.88%, 07/15/10(a)                            2,310,000        2,483,250
===========================================================================
                                                                 54,594,189
===========================================================================


MOVIES & ENTERTAINMENT-1.01%


AMC Entertainment Inc.,
  Sr. Unsec. Sub. Global Notes, 9.88%,
  02/01/12(a)                                    3,750,000        4,068,750
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Global Notes, 8.00%,
  03/01/14(a)                                    3,570,000        3,552,150
---------------------------------------------------------------------------
River Rock Entertainment Authority, Sr.
  Notes, 9.75%, 11/01/11(a)                      1,850,000        2,067,375
---------------------------------------------------------------------------
Warner Music Group, Sr. Sub. Notes, 7.38%,
  04/15/14 (Acquired 04/01/04; Cost
  $2,755,000)(a)(c)                              2,755,000        2,892,750
===========================================================================
                                                                 12,581,025
===========================================================================


MULTI-UTILITIES & UNREGULATED POWER-7.00%


AES Corp. (The), Sr. Unsec. Unsub. Notes,
  7.75%, 03/01/14(a)                            12,960,000       13,802,400
---------------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec. Bonds,
  8.54%, 11/30/19(a)                             6,988,765        7,879,833
---------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Notes, 8.50%, 05/01/08(a)      3,365,000        2,481,688
---------------------------------------------------------------------------
Calpine Corp.
  Sr. Sec. Notes, 9.63%, 09/30/14 (Acquired
  09/28/04; Cost $4,618,319)(a)(c)               4,655,000        4,643,363
---------------------------------------------------------------------------
  8.75%, 07/15/07(a)                             9,860,000        8,035,900
---------------------------------------------------------------------------
  Sr. Sec. Notes, 8.75%, 07/15/13 (Acquired
  07/10/03-05/11/04; Cost $4,755,769)(a)(c)      5,085,000        3,877,313
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.25%, 08/15/05(a)           3,693,000        3,711,465
---------------------------------------------------------------------------
Calpine Generating Co., Sec. Floating Rate
  Global Notes, 8.14%, 04/01/10(a)(i)            5,525,000        5,386,875
---------------------------------------------------------------------------
CMS Energy Corp.,
  Sr. Global Notes, 7.75%, 08/01/10(a)           1,395,000        1,508,344
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 8.90%, 07/15/08(a)    4,140,000        4,554,000
---------------------------------------------------------------------------
Dynegy Holdings Inc.,
  Sr. Sec. Gtd. Second Priority Notes,
  10.13%, 07/15/13 (Acquired
  08/01/03-08/21/03; Cost $4,493,177)(a)(c)      4,510,000        5,017,375
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 8.75%, 02/15/12(a)    3,855,000        3,893,550
---------------------------------------------------------------------------
Mirant Americas Generation, LLC, Sr. Unsec.
  Notes, 7.63%, 05/01/06(a)(d)(g)                3,875,000        4,388,438
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER-(CONTINUED)

PSE&G Energy Holdings LLC, Unsec. Global
  Notes, 7.75%, 04/16/07(a)                    $ 1,000,000   $    1,050,000
---------------------------------------------------------------------------
Reliant Energy Inc.,
  Sr. Sec. Global Notes,
  9.25%, 07/15/10(a)                             4,805,000        5,369,588
---------------------------------------------------------------------------
  9.50%, 07/15/13(a)                             4,605,000        5,180,625
---------------------------------------------------------------------------
  Sr. Sec. Notes, 6.75%, 12/15/14(a)             2,755,000        2,699,900
---------------------------------------------------------------------------
Reliant Energy Mid-Atlantic Power Holdings,
  LLC- Series B, Sr. Unsec. Pass Through
  Ctfs., 9.24%, 07/02/17(a)                      2,956,853        3,422,557
===========================================================================
                                                                 86,903,214
===========================================================================



OFFICE ELECTRONICS-0.59%


Xerox Corp., Sr. Unsec. Notes, 7.63%,
  06/15/13(a)                                    6,785,000        7,344,763
===========================================================================



OIL & GAS DRILLING-0.19%


Parker Drilling Co., Sr. Unsec. Gtd. Floating
  Rate Notes, 7.15%, 09/01/10(a)(e)              2,295,000        2,415,488
===========================================================================



OIL & GAS EQUIPMENT & SERVICES-1.96%


CHC Helicopter Corp. (Canada), Sr. Sub.
  Global Notes, 7.38%, 05/01/14(a)               2,415,000        2,535,750
---------------------------------------------------------------------------
Grant Prideco Escrow Corp., Sr. Unsec. Gtd.
  Global Notes, 9.00%, 12/15/09(a)               2,740,000        3,048,250
---------------------------------------------------------------------------
Hanover Compressor Co.,
  Sr. Notes, 9.00%, 06/01/14(a)                  1,855,000        2,068,325
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes, 8.63%,
  12/15/10(a)                                    1,845,000        2,001,825
---------------------------------------------------------------------------
Key Energy Services, Inc., Sr. Notes, 6.38%,
  05/01/13(a)                                    5,565,000        5,592,825
---------------------------------------------------------------------------
SESI, LLC, Sr. Unsec. Gtd. Global Notes,
  8.88%, 05/15/11(a)                             8,265,000        9,029,513
===========================================================================
                                                                 24,276,488
===========================================================================



OIL & GAS EXPLORATION & PRODUCTION-0.57%


Paramount Resources Ltd. (Canada), Sr. Yankee
  Notes, 8.88%, 07/15/14(a)                      2,691,000        3,296,475
---------------------------------------------------------------------------
Stone Energy Corp. Sr. Sub. Notes, 6.75%,
  12/15/14 (Acquired 12/08/04; Cost
  $920,000)(a)(c)                                  920,000          910,800
---------------------------------------------------------------------------
Swift Energy Co., Sr. Unsec. Notes, 7.63%,
  07/15/11(a)                                    2,605,000        2,816,656
===========================================================================
                                                                  7,023,931
===========================================================================


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-2.83%


CITGO Petroleum Corp., Sr. .Notes, 6.00%,
  10/15/11 (Acquired 10/15/04; Cost
  $4,562,835)(a)(c)                            $ 4,595,000   $    4,549,050
---------------------------------------------------------------------------
El Paso CGP Co., Unsec. Notes, 7.75%,
  06/15/10(a)                                    8,325,000        8,678,813
---------------------------------------------------------------------------
El Paso Production Holding Co., Sr. Unsec.
  Gtd. Global Notes, 7.75%, 06/01/13(a)          5,510,000        5,771,725
---------------------------------------------------------------------------
MarkWest Energy Partners LP/MarkWest Energy
  Finance Corp., Sr. Notes, 6.88%, 11/01/14
  (Acquired 10/19/04-10/20/04; Cost
  $5,042,088)(a)(c)                              5,010,000        5,060,100
---------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy
  Finance Corp., Sr. Unsec. Global Notes,
  7.13%, 06/15/14(a)                             2,300,000        2,438,000
---------------------------------------------------------------------------
Premcor Refining Group Inc. (The), Sr. Unsec.
  Global Notes, 7.50%, 06/15/15(a)               3,740,000        4,039,200
---------------------------------------------------------------------------
Sonat Inc., Sr. Unsec. Notes, 7.63%,
  07/15/11(a)                                    2,880,000        2,973,600
---------------------------------------------------------------------------
Southern Natural Gas Co., Sr. Unsec. Global
  Notes, 8.88%, 03/15/10(a)                      1,450,000        1,616,750
===========================================================================
                                                                 35,127,238
===========================================================================


PACKAGED FOODS & MEATS-0.79%


Del Monte Corp.,
  Sr. Sub. Notes, 6.75%, 02/15/15 (Acquired
  01/25/05; Cost $930,000)(a)(c)(d)                930,000          941,625
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Global Notes, 8.63%,
  12/15/12(a)                                    1,840,000        2,051,600
---------------------------------------------------------------------------
Pinnacle Foods Holding Corp.,
  Sr. Sub. Notes,
  8.25%, 12/01/13 (Acquired 11/20/03; Cost
  $1,385,000)(a)(c)                              1,385,000        1,288,050
---------------------------------------------------------------------------
  8.25%, 12/01/13 (Acquired 02/05/04; Cost
  $2,864,429)(a)(c)                              2,765,000        2,571,450
---------------------------------------------------------------------------
Smithfield Foods, Inc., Sr. Notes, 7.00%,
  08/01/11 (Acquired 11/15/04; Cost
  $2,920,300)(a)(c)                              2,755,000        2,940,963
===========================================================================
                                                                  9,793,688
===========================================================================


PAPER PACKAGING-0.32%


Jefferson Smurfit Corp. (U.S.), Sr. Unsec.
  Gtd. Unsub. Global Notes, 7.50%,
  06/01/13(a)                                    3,775,000        3,926,000
===========================================================================


PAPER PRODUCTS-2.23%


Bowater Inc., Global Notes., 6.50%,
  06/15/13(a)                                    6,330,000        6,345,825
---------------------------------------------------------------------------
Cascades Inc. (Canada), Sr. Unsec. Global
  Notes, 7.25%, 02/15/13(a)                      5,405,000        5,675,250
---------------------------------------------------------------------------
Cellu Tissue Holdings, Inc., Sec. Gtd. Global
  Notes, 9.75%, 03/15/10(a)                      2,865,000        3,029,738
---------------------------------------------------------------------------
Georgia-Pacific Corp.,
  Sr. Gtd. Global Notes, 7.38%, 07/15/08(a)      3,850,000        4,167,625
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 8.88%,
  02/01/10(a)                                    4,825,000        5,584,938
---------------------------------------------------------------------------
Neenah Paper, Inc., Sr. Notes, 7.38%,
  11/15/14 (Acquired 11/18/04; Cost
  $2,100,475)(a)(c)                              2,070,000        2,080,350
---------------------------------------------------------------------------
Norske Skog Canada Ltd. (Canada)-Series D,
  Sr. Unsec. Gtd. Global Notes, 8.63%,
  06/15/11(a)                                      800,000          842,000
===========================================================================
                                                                 27,725,726
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


PERSONAL PRODUCTS-0.49%


Playtex Products, Inc., Sr. Sec. Global
  Notes, 8.00%, 03/01/11(a)                    $ 5,545,000   $    6,085,638
===========================================================================



PHARMACEUTICALS-0.77%


Athena Neurosciences Finance, LLC., Sr.
  Unsec. Gtd. Unsub. Notes, 7.25%,
  02/21/08(a)                                    3,385,000        3,520,400
---------------------------------------------------------------------------
Elan Finance PLC/Elan Finance Corp.
  (Ireland), Sr. Notes, 7.75%, 11/15/11
  (Acquired 11/10/04; Cost $920,000)(a)(c)         920,000          968,300
---------------------------------------------------------------------------
Valeant Pharmaceuticals International, Sr.
  Unsec. Global Notes, 7.00%, 12/15/11(a)        4,875,000        5,118,750
===========================================================================
                                                                  9,607,450
===========================================================================



PUBLISHING-0.48%


PRIMEDIA Inc., Sr. Global Notes, 8.00%,
  05/15/13(a)                                    5,750,000        5,908,125
===========================================================================



RAILROADS-1.33%


Grupo Transportacion Ferroviaria Mexicana,
  S.A. de C.V. (Mexico),
  Sr. Gtd. Yankee Notes, 10.25%, 06/15/07(a)     3,645,000        3,918,375
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Yankee Deb., 11.75%,
  06/15/09(a)                                    8,223,000        8,325,788
---------------------------------------------------------------------------
Kansas City Southern Railway, Sr. Unsec. Gtd.
  Global Notes, 9.50%, 10/01/08(a)               3,829,000        4,307,625
===========================================================================
                                                                 16,551,788
===========================================================================



REAL ESTATE-1.69%


Host Marriott L.P.,
  Sr. Unsec. Notes, 7.00%, 08/15/12 (Acquired
  07/27/04; Cost $2,368,757)(a)(c)               2,405,000        2,525,250
---------------------------------------------------------------------------
  Series G, Sr. Gtd. Global Notes, 9.25%,
  10/01/07(a)                                    5,400,000        5,973,750
---------------------------------------------------------------------------
  Series I, Unsec. Gtd. Global Notes, 9.50%,
  01/15/07(a)                                    1,670,000        1,816,125
---------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  6.50%, 12/15/13(a)                             3,690,000        3,925,127
---------------------------------------------------------------------------
MeriStar Hospitality Corp., Sr. Unsec. Gtd.
  Global Notes, 9.13%, 01/15/11(a)               4,570,000        4,981,300
---------------------------------------------------------------------------
Ventas Realty L.P./Ventas Capital Corp., Sr.
  Unsec. Gtd. Global Notes, 8.75%,
  05/01/09(a)                                    1,525,000        1,696,563
===========================================================================
                                                                 20,918,115
===========================================================================



REAL ESTATE MANAGEMENT & DEVELOPMENT-0.17%


LNR Property Corp.-Series A, Sr. Sub. Global
  Notes, 7.25%, 10/15/13(a)                      1,850,000        2,114,550
===========================================================================



REGIONAL BANKS-0.66%


Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12(a)                             7,225,000        8,200,375
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


RESTAURANTS-0.44%


Carrols Corp., Sr. Sub. Notes, 9.00%,
  01/15/13 (Acquired 12/09/04; Cost
  $920,000)(a)(c)                              $   920,000   $      963,700
---------------------------------------------------------------------------
Landry's Restaurants, Inc., Sr. Notes, 7.50%,
  12/15/14 (Acquired 12/15/04; Cost
  $4,590,000)(a)(c)                              4,590,000        4,475,250
===========================================================================
                                                                  5,438,950
===========================================================================


SEMICONDUCTOR EQUIPMENT-0.27%


Amkor Technology, Inc., Sr. Unsec. Global
  Notes, 7.75%, 05/15/13(a)                      3,695,000        3,297,788
===========================================================================


SEMICONDUCTORS-1.20%


Advanced Micro Devices, Inc., Sr. Unsec.
  Notes, 7.75%, 11/01/12 (Acquired
  10/22/04-01/11/05; Cost $6,461,625)(a)(c)      6,450,000        6,482,250
---------------------------------------------------------------------------
MagnaChip Semiconductor SA/MagnaChip
  Semiconductor Finance Co.,
  Sr. Sec. Notes, 6.88%, 12/15/11 (Acquired
  12/16/04; Cost $1,375,000)(a)(c)               1,375,000        1,426,563
---------------------------------------------------------------------------
  Sr. Sub. Notes, 8.00%, 12/15/14 (Acquired
  12/16/04; Cost $920,000)(a)(c)                   920,000          967,150
---------------------------------------------------------------------------
Viasystems Inc., Sr. Unsec. Sub. Global
  Notes, 10.50%, 01/15/11(a)                     6,005,000        6,005,000
===========================================================================
                                                                 14,880,963
===========================================================================


SPECIALTY CHEMICALS-2.88%


BCP Caylux Holdings Luxembourg S.C.A., Sr.
  Sub. Notes, 9.63%, 06/15/14 (Acquired
  06/03/04-06/28/04; Cost $3,292,100)(a)(c)      3,230,000        3,601,450
---------------------------------------------------------------------------
HMP Equity Holdings Corp., Sr. Disc. Global
  Notes, 16.69%, 05/15/08(a)(j)                  2,755,000        1,845,850
---------------------------------------------------------------------------
Huntsman Advanced Materials LLC, Sr. Sec.
  Second Lien Notes, 11.00%, 07/15/10
  (Acquired 06/23/03; Cost $2,295,000)(a)(c)     2,295,000        2,713,838
---------------------------------------------------------------------------
Huntsman LLC, Sr. Unsec. Gtd. Global Notes,
  11.63%, 10/15/10(a)                            1,783,000        2,086,110
---------------------------------------------------------------------------
Huntsman International LLC, Sr. Unsec. Gtd.
  Global Notes, 9.88%, 03/01/09(a)               5,625,000        6,159,375
---------------------------------------------------------------------------
Nalco Co., Sr. Unsec. Sub. Global Notes,
  8.88%, 11/15/13(a)                             5,345,000        5,879,500
---------------------------------------------------------------------------
OM Group, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 12/15/11(a)                      6,975,000        7,428,375
---------------------------------------------------------------------------
Rhodia S.A. (France), Sr. Unsec. Global
  Notes, 7.63%, 06/01/10(a)                      1,860,000        1,906,500
---------------------------------------------------------------------------
Westlake Chemical Corp., Sr. Unsec. Gtd.
  Global Notes, 8.75%, 07/15/11(a)               3,630,000        4,065,600
===========================================================================
                                                                 35,686,598
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


SPECIALTY STORES-1.77%


Boise Cascade LLC,
  Sr. Floating Rate Notes, 5.54%, 10/15/12
  (Acquired 10/15/04; Cost $920,000)(a)(c)(e)  $   920,000   $      945,300
---------------------------------------------------------------------------
  Sr. Sub. Notes, 7.13%, 10/15/14 (Acquired
  10/15/04; Cost $5,050,000)(a)(c)               5,050,000        5,302,500
---------------------------------------------------------------------------
Couche-Tard U.S. L.P./Couche-Tard Finance
  Corp., Sr. Sub. Global Notes, 7.50%,
  12/15/13(a)                                    2,300,000        2,438,000
---------------------------------------------------------------------------
Nebraska Book Co., Inc., Sr. Unsec. Sub.
  Global Notes, 8.63%, 03/15/12(a)               4,600,000        4,692,000
---------------------------------------------------------------------------
Pantry, Inc. (The), Sr. Sub. Global Notes,
  7.75%, 02/15/14(a)                             5,550,000        5,855,250
---------------------------------------------------------------------------
Pep Boys (The)-Manny, Moe & Jack, Sr. Sub.
  Notes, 7.50%, 12/15/14(a)                      2,750,000        2,798,125
===========================================================================
                                                                 22,031,175
===========================================================================



STEEL-0.62%


IPSCO, Inc. (Canada), Sr. Global Notes,
  8.75%, 06/01/13(a)                             5,935,000        6,751,063
---------------------------------------------------------------------------
Ryerson Tull, Inc., Sr. Notes, 8.25%,
  12/15/11 (Acquired 12/08/04; Cost
  $920,000)(a)(c)                                  920,000          913,100
===========================================================================
                                                                  7,664,163
===========================================================================



TEXTILES-0.41%

INVISTA, Sr. Notes, 9.25%, 05/01/12 (Acquired
  04/23/04; Cost $4,630,000)(a)(c)               4,630,000        5,121,938
===========================================================================



TRADING COMPANIES & DISTRIBUTORS-0.43%


United Rentals North America Inc., Sr. Unsec.
  Gtd. Global Notes, 6.50%, 02/15/12(a)          5,465,000        5,396,688
===========================================================================



TRUCKING-0.47%


Laidlaw International Inc., Sr. Unsec. Gtd.
  Global Notes, 10.75%, 06/15/11(a)              5,045,000        5,826,975
===========================================================================



WIRELESS TELECOMMUNICATION SERVICES-6.49%


AirGate PCS, Inc.,
  Sr. Sec. Floating Rate Notes, 6.41%,
  10/15/11 (Acquired 10/07/04; Cost
  $1,395,000)(a)(c)(e)                           1,395,000        1,443,825
---------------------------------------------------------------------------
  Sr. Sec. Sub. Notes, 9.38%, 09/01/09(a)        5,319,900        5,718,893
---------------------------------------------------------------------------
Alamosa (Delaware), Inc., Sr. Unsec. Gtd.
  Disc. Notes, 12.00%, 07/31/09(a)(b)            5,213,000        5,643,073
---------------------------------------------------------------------------
American Tower Corp., Sr. Unsec. Notes,
  7.13%, 10/15/12 (Acquired 09/28/04; Cost
  $4,585,000)(a)(c)                              4,585,000        4,630,850
---------------------------------------------------------------------------
Centennial Cellular Operating Co./Centennial
  Communications Corp., Sr. Unsec. Gtd.
  Global Notes, 10.13%, 06/15/13(a)              6,500,000        7,410,000
---------------------------------------------------------------------------
Crown Castle International Corp., Sr. Global
  Notes, 9.38%, 08/01/11(a)                      4,500,000        5,028,750
---------------------------------------------------------------------------
Dobson Communications Corp., Sr. Global
  Notes, 8.88%, 10/01/13(a)                      4,675,000        3,482,875
---------------------------------------------------------------------------
Innova S. de R.L. (Mexico), Unsec. Global
  Notes, 9.38%, 09/19/13(a)                      9,205,000       10,493,700
---------------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Global Notes, 11.50%,
  05/01/12(a)                                    3,805,000        4,347,213
---------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Unsec.
  Notes, 5.95%, 03/15/14(a)                      4,600,000        4,795,500
---------------------------------------------------------------------------


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

Nextel Partners, Inc., Sr. Global Notes,
  8.13%, 07/01/11(a)                           $ 3,710,000   $    4,118,100
---------------------------------------------------------------------------
Rogers Wireless Communications Inc. (Canada),
  Sec. Global Notes, 7.25%, 12/15/12(a)          2,295,000        2,458,519
---------------------------------------------------------------------------
Rural Cellular Corp., Sr. Unsec. Global
  Notes, 9.88%, 02/01/10(a)                      3,690,000        3,957,525
---------------------------------------------------------------------------
SBA Communications Corp., Sr. Notes, 8.50%,
  12/01/12 (Acquired 12/01/04; Cost
  $1,860,000)(a)(c)                              1,860,000        1,934,400
---------------------------------------------------------------------------
SBA Telecommunications/SBA Communications
  Corp., Sr. Unsec. Disc. Global Notes,
  9.75%, 12/15/11(a)(b)                          7,955,000        6,861,188
---------------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Notes, 9.88%,
  03/01/11 (Acquired 09/29/04; Cost
  $947,025)(a)(c)                                  915,000        1,015,650
---------------------------------------------------------------------------
US Unwired Inc.
  Series B, Sr. Sec. First Priority Floating
  Rate Global Notes, 6.74%, 06/15/10(a)(e)       2,765,000        2,875,600
---------------------------------------------------------------------------
  Series B, Sr. Sec. Second Priority Notes,
  10.00%, 06/15/12(a)                              920,000        1,035,000
---------------------------------------------------------------------------
Western Wireless Corp., Sr. Unsec. Global
  Notes, 9.25%, 07/15/13(a)                      2,790,000        3,264,300
===========================================================================
                                                                 80,514,961
===========================================================================
    Total Bonds & Notes (Cost $1,068,431,612)                 1,109,809,379
===========================================================================


                                                 SHARES


STOCKS & OTHER EQUITY INTERESTS-4.57%


ALTERNATIVE CARRIERS-0.00%


KMC Telecom Holdings, Inc.-Wts., expiring
  01/31/08(a)(k)                                        35                0
---------------------------------------------------------------------------
Netco Government Services Inc.-Wts., expiring
  03/01/05(a)(k)                                    17,100              171
===========================================================================
                                                                        171
===========================================================================


BROADCASTING & CABLE TV-0.03%


Knology, Inc.(l)                                    60,922          140,121
---------------------------------------------------------------------------
XM Satellite Radio Inc.-Wts., expiring
  03/15/10(a)(k)                                     3,470          263,720
===========================================================================
                                                                    403,841
===========================================================================


COMMUNICATIONS EQUIPMENT-0.00%


Loral Space & Communications, Ltd.-Wts.,
  expiring 12/26/06(k)                              74,000              740
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------


CONSTRUCTION MATERIALS-0.00%


Dayton Superior-Wts., expiring 06/15/09
  (Acquired 08/07/00-01/30/01; Cost
  $10,000)(a)(c)(d)(k)                              10,780   $        1,455
===========================================================================



GENERAL MERCHANDISE STORES-0.01%


Travelcenters of America Inc.
  Wts., expiring 05/01/09 (Acquired 01/29/01;
  Cost $0)(a)(c)(d)(k)                              14,700           77,175
---------------------------------------------------------------------------
  Wts., expiring 05/01/09(a)(k)                      4,900           25,725
===========================================================================
                                                                    102,900
===========================================================================



HOME FURNISHINGS-0.00%


O'Sullivan Industries, Inc.
  Series B, Pfd.-Wts., expiring 11/15/09
  (Acquired 06/13/00; Cost $0)(c)(d)(k)             21,155                0
---------------------------------------------------------------------------
  Wts., expiring 11/15/09 (Acquired 06/13/00;
  Cost $0)(c)(d)(k)                                 21,155                0
===========================================================================
                                                                          0
===========================================================================



INTEGRATED TELECOMMUNICATION SERVICES-2.33%


McLeodUSA Inc.-Wts., expiring 04/16/07(f)(k)       117,164           16,403
---------------------------------------------------------------------------
NTELOS Inc.
  (Acquired 04/10/03-09/10/03; Cost
  $10,387,500)(c)(d)(f)                            497,111       14,913,330
---------------------------------------------------------------------------
  Wts., expiring 08/15/10 (Acquired 07/21/00-
  11/15/00; Cost $214,160)(c)(d)(f)                 33,035                0
---------------------------------------------------------------------------
Telewest Global, Inc.(l)                           831,944       14,018,256
===========================================================================
                                                                 28,947,989
===========================================================================



MULTI-UTILITIES & UNREGULATED POWER-0.69%


AES Trust VII-$3.00 Conv. Pfd                      172,950        8,517,788
===========================================================================



PUBLISHING-0.24%


PRIMEDIA Inc.-Series D, 10.00% Pfd.(a)              29,900        3,004,950
===========================================================================



WIRELESS TELECOMMUNICATION SERVICES-1.27%


Alamosa Holdings, Inc.-Series B,
  Conv. Pfd. $18.75(a)                               6,433        6,223,213
---------------------------------------------------------------------------
American Tower Corp.-Wts., expiring 08/01/08
  (Acquired 01/22/03-04/29/03; Cost
  $414,167)(a)(c)(d)(k)                              7,220        1,840,754
---------------------------------------------------------------------------
Horizon PCS, Inc.
  Class A(l)                                        84,287        2,069,246
---------------------------------------------------------------------------
  Wts., expiring 10/01/10 (Acquired 05/02/01;
  Cost $0)(c)(d)(f)                                 29,480              295
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                                 MARKET
                                                 SHARES          VALUE
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

iPCS, Inc.(l)                                      180,526   $    5,596,306
---------------------------------------------------------------------------
  Wts., expiring 07/15/10 (Acquired 01/29/10;
  Cost $0)(c)(d)(f)                                  6,880               69
---------------------------------------------------------------------------
Iwo Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01; Cost $0)(c)(d)(f)             14,340              143
---------------------------------------------------------------------------
UbiquiTel Operating Co.-Wts., expiring
  04/15/10 (Acquired 08/10/00; Cost
  $0)(a)(c)(d)                                      27,680              277
===========================================================================
                                                                 15,730,303
===========================================================================
    Total Stocks & Other Equity Interests
      (Cost $46,166,816)                                         56,710,137
===========================================================================


                                                PRINCIPAL
                                                 AMOUNT


BUNDLED SECURITIES-0.41%


Targeted Return Index Securities Trust-Series
  HY 2004-I, Sec. Bonds, 8.21%, 08/01/15
  (Acquired 01/25/05; Cost $5,136,919)(a)(c)   $ 4,767,442        5,152,027
===========================================================================


                                                 SHARES
MONEY MARKET FUNDS-4.32%


Liquid Assets Portfolio-Institutional
  Class(m)                                      26,781,613       26,781,613
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(m)     26,781,613       26,781,613
===========================================================================
    Total Money Market Funds (Cost
      $53,563,226)                                               53,563,226
===========================================================================
TOTAL INVESTMENTS-98.71% (Cost
  $1,173,298,573)                                             1,225,234,769
===========================================================================
OTHER ASSETS LESS LIABILITIES-1.29%                              15,999,469
===========================================================================
NET ASSETS-100.00%                                           $1,241,234,238
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

Conv.    - Convertible
Ctfs.    - Certificates
Deb.     - Debentures
Disc.    - Discounted
Gtd.     - Guaranteed
Pfd.     - Preferred
Sec.     - Secured
Sr.      - Senior
Sub.     - Subordinated
Unsec.   - Unsecured
Unsub.   - Unsubordinated
Wts.     - Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at January 31, 2005 was $1,126,136,701, which represented 91.91% of the Fund's Total Investments. See Note 1A.
(b) Discounted note at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at January 31, 2005 was $218,081,201, which represented 17.57% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at January 31, 2005 was $35,702,762, which represented 2.88% of the Fund's Net Assets.
(e) Interest rate is redetermined quarterly. Rate shown is the rate in effect on January 31, 2005.
(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at January 31, 2005 was $15,192,385, which represented 1.24% of the Fund's Total Investments. See Note 1A.
(g) Defaulted security. Adelphia Communications Corp. and Key Plastics Holdings, Inc. have filed for protection under Chapter 11 of the U.S. Bankruptcy Code. Pegasus Communications Corp. and Mirant Americas Generation, LLC are in default with respect to interest payments. The aggregate market value of these securities at January 31, 2005 was $32,923,583, which represented 2.69% of the Fund's Total Investments.
(h) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on January 31, 2005.
(i) Interest rate is redetermined monthly. Rate shown is the rate in effect on January 31, 2005.
(j) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(k) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(l) Non-income producing security.
(m) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,119,735,347)                            $ 1,171,671,543
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $53,563,226)                        53,563,226
============================================================
    Total investments (cost $1,173,298,573)    1,225,234,769
============================================================
Cash                                               3,737,911
------------------------------------------------------------
Receivables for:
  Investments sold                                 5,118,860
------------------------------------------------------------
  Fund shares sold                                   902,336
------------------------------------------------------------
  Dividends and interest                          21,148,435
------------------------------------------------------------
  Investments matured (Note 9)                        36,840
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  182,770
------------------------------------------------------------
Other assets                                          77,927
============================================================
    Total assets                               1,256,439,848
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            8,338,104
------------------------------------------------------------
  Fund shares reacquired                           3,823,602
------------------------------------------------------------
  Dividends                                        1,850,404
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 311,605
------------------------------------------------------------
Accrued distribution fees                            505,586
------------------------------------------------------------
Accrued trustees' fees                                 2,808
------------------------------------------------------------
Accrued transfer agent fees                          225,206
------------------------------------------------------------
Accrued operating expenses                           148,295
============================================================
    Total liabilities                             15,205,610
============================================================
Net assets applicable to shares outstanding  $ 1,241,234,238
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 3,218,942,339
------------------------------------------------------------
Undistributed net investment income               (2,505,350)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                  (2,027,138,948)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                      51,936,197
============================================================
                                             $ 1,241,234,238
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $   560,987,955
____________________________________________________________
============================================================
Class B                                      $   367,838,880
____________________________________________________________
============================================================
Class C                                      $    71,892,855
____________________________________________________________
============================================================
Investor Class                               $   219,166,842
____________________________________________________________
============================================================
Institutional Class                          $    21,347,706
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          124,072,351
____________________________________________________________
============================================================
Class B                                           81,098,909
____________________________________________________________
============================================================
Class C                                           15,913,103
____________________________________________________________
============================================================
Investor Class                                    48,426,215
____________________________________________________________
============================================================
Institutional Class                                4,724,617
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          4.52
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $4.52 divided by
      95.25%)                                $          4.75
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $          4.54
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $          4.52
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                    $          4.53
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $          4.52
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $46,953,676
-------------------------------------------------------------------------
Dividends                                                         515,097
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      625,566
=========================================================================
    Total investment income                                    48,094,339
=========================================================================

EXPENSES:

Advisory fees                                                   3,354,313
-------------------------------------------------------------------------
Administrative services fees                                      168,418
-------------------------------------------------------------------------
Custodian fees                                                     62,922
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         715,834
-------------------------------------------------------------------------
  Class B                                                       2,002,315
-------------------------------------------------------------------------
  Class C                                                         381,980
-------------------------------------------------------------------------
  Investor Class                                                  244,974
-------------------------------------------------------------------------
Transfer agent fees:
  Class A, B, C and Investor                                    1,276,565
-------------------------------------------------------------------------
  Institutional Class                                               3,923
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             34,167
-------------------------------------------------------------------------
Other                                                             354,348
=========================================================================
    Total expenses                                              8,599,759
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (115,215)
=========================================================================
    Net expenses                                                8,484,544
=========================================================================
Net investment income                                          39,609,795
=========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
  FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                                        24,550,124
-------------------------------------------------------------------------
  Foreign currencies                                                2,961
=========================================================================
                                                               24,553,085
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                   35,683,757
=========================================================================
Net gain from investment securities and foreign currencies     60,236,842
=========================================================================
Net increase in net assets resulting from operations          $99,846,637
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2005 and the year ended July 31, 2004 (Unaudited)

                                                               JANUARY 31,         JULY 31,
                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   39,609,795    $  100,932,051
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                    24,553,085        47,647,309
----------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                                --           837,926
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                    35,683,757        25,070,033
==============================================================================================
    Net increase in net assets resulting from operations          99,846,637       174,487,319
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (18,254,761)      (48,472,912)
----------------------------------------------------------------------------------------------
  Class B                                                        (11,360,242)      (36,610,283)
----------------------------------------------------------------------------------------------
  Class C                                                         (2,171,267)       (6,311,046)
----------------------------------------------------------------------------------------------
  Investor Class                                                  (7,255,502)      (15,359,857)
----------------------------------------------------------------------------------------------
  Institutional Class                                               (402,042)          (47,509)
==============================================================================================
    Decrease in net assets resulting from distributions          (39,443,814)     (106,801,607)
==============================================================================================
Share transactions-net:
  Class A                                                        (20,734,587)      (25,301,882)
----------------------------------------------------------------------------------------------
  Class B                                                        (62,236,302)     (146,494,803)
----------------------------------------------------------------------------------------------
  Class C                                                         (7,658,129)         (249,978)
----------------------------------------------------------------------------------------------
  Investor Class                                                 (17,517,252)      223,068,292
----------------------------------------------------------------------------------------------
  Institutional Class                                             15,568,217         5,284,210
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (92,578,053)       56,305,839
==============================================================================================
    Net increase (decrease) in net assets                        (32,175,230)      123,991,551
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,273,409,468     1,149,417,917
==============================================================================================
  End of period (including undistributed net investment
    income of $(2,505,350) and $(2,671,331), respectively)    $1,241,234,238    $1,273,409,468
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds), are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. REDEMPTION FEES -- The Fund has instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% on the first $200 million of the Fund's average daily net assets, plus 0.55% on the next $300 million of the Fund's average daily net assets, plus 0.50% on the next $500 million of the Fund's average daily net assets, plus 0.45% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the six months ended January 31, 2005, AIM waived fees of $7,055.

    For the six months ended January 31, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $63,114 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2005, AIM was paid $168,418.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the six months ended January 31, 2005, the Fund paid AISI $1,276,565 for Class A, Class B, Class C and Investor Class share classes and $3,923 for Institutional Class shares.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the six months ended January 31, 2005, the Class A, Class B, Class C and Investor Class shares paid $715,834, $2,002,315, $381,980 and $244,974, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2005, AIM Distributors advised the Fund that it retained $43,070 in front-end sales commissions from the sale of Class A shares and $434, $31,204 and $7,728 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               07/31/04          AT COST          FROM SALES       (DEPRECIATION)      01/31/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $13,631,880      $130,753,517      $(117,603,784)        $   --         $26,781,613     $311,001       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            13,631,880       130,753,517       (117,603,784)            --          26,781,613      314,565           --
==================================================================================================================================
  Total           $27,263,760      $261,507,034      $(235,207,568)        $   --         $53,563,226     $625,566       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended January 31, 2005, the Fund engaged in purchases and sales of securities of $2,257,497 and $0, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2005, the Fund received credits from these arrangements which resulted in the reduction of the Fund's total expenses of $45,046.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2005, the Fund paid legal fees of $4,798 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of July 31, 2004 to utilizing $1,943,300,145 of capital loss carryforward in the fiscal year ended July 31, 2005.

    The Fund has a capital loss carryforward as of July 31, 2004 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
July 31, 2006                                                   $  117,576,336
------------------------------------------------------------------------------
July 31, 2007                                                      330,885,143
------------------------------------------------------------------------------
July 31, 2008                                                      317,959,747
------------------------------------------------------------------------------
July 31, 2009                                                      187,591,628
------------------------------------------------------------------------------
July 31, 2010                                                      488,676,295
------------------------------------------------------------------------------
July 31, 2011                                                      510,629,455
------------------------------------------------------------------------------
July 31, 2012                                                       81,594,905
==============================================================================
Total capital loss carryforward                                 $2,034,913,509
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO High Yield Fund into the Fund, are realized on securities held in each fund at such day, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2005 was $378,298,384 and $494,668,191, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp., which is in default with respect to the principal payments on $600,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which were due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 86,070,380
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (38,359,940)
==============================================================================
Net unrealized appreciation of investment securities             $ 47,710,440
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,177,524,329.

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(A)
--------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JANUARY 31, 2005                  JULY 31, 2004
                                                              ---------------------------    -----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      11,845,228    $ 52,578,712      87,902,041    $ 369,269,080
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       4,023,019      17,864,116      18,127,441       77,847,288
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,074,204       9,153,861      12,117,732       52,362,546
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                             2,793,203      12,442,951       5,359,665       23,456,707
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                        3,427,535      15,275,388       1,221,889        5,241,327
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       2,592,073      11,544,454       7,028,356       30,449,463
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,280,856       5,718,339       4,377,543       19,024,636
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         313,723       1,395,718         973,966        4,228,476
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                             1,371,939       6,115,554       2,967,064       12,998,054
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                           89,817         402,042          11,040           47,509
==========================================================================================================================
Issued in connection with acquisitions:(d)
  Class A                                                              --              --       3,472,810       14,863,500
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --              --         625,758        2,692,622
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --              --       3,933,894       16,848,468
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                       --              --      67,146,021      287,723,965
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       2,261,493      10,124,128      13,318,518       57,901,548
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,253,374)    (10,124,128)    (13,278,261)     (57,901,548)
==========================================================================================================================
Reacquired:(e)
  Class A                                                     (21,289,046)    (94,981,881)   (116,337,900)    (497,785,473)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (16,947,769)    (75,694,629)    (43,628,313)    (188,157,801)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (4,096,855)    (18,207,708)    (16,972,525)     (73,689,468)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            (8,088,018)    (36,075,757)    (23,123,659)    (101,110,434)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                          (24,563)       (109,213)         (1,101)          (4,626)
==========================================================================================================================
                                                              (20,626,535)   $(92,578,053)     15,241,979    $  56,305,839
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund. The Fund's principal underwriter may have an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)  Investor Class shares commenced sales on September 30, 2003.
(c)  Institutional Class shares commenced sales on April 30, 2004.
(d) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO High Yield Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO High Yield Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 75,178,483 shares of the Fund for 83,934,532 shares of INVESCO High Yield Fund outstanding as of the close of business October 31, 2003. INVESCO High Yield Fund net assets at that date of $322,128,555, including $25,898,307 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $1,216,112,386.
(e) Amount is net of redemption fees of $5,2898, $3,622, $693, $2,074 and $141 for Class A, Class B, Class C, Investor Class and Institutional Class shares, respectively, for the six months ended January 31, 2005 and $15,259, $11,302, $2,089, $6,213 and $146 for Class A, Class B,
     Class C, Investor Class and Institutional Class shares, respectively, for the year ended July 31, 2004.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                       ------------------------------------------------------------------------------------------
                                       SIX MONTHS                                                                    SEVEN MONTHS
                                          ENDED                              YEAR ENDED JULY 31,                        ENDED
                                       JANUARY 31,          -----------------------------------------------------      JULY 31,
                                          2005                2004           2003           2002           2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $   4.31            $   4.10       $   3.70       $   4.92       $   7.00     $     8.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                     0.14                0.33(a)        0.37(a)        0.49(b)        0.68           0.47
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          0.21                0.23           0.40          (1.19)         (2.03)         (1.03)
=================================================================================================================================
  Net increase from payments by
    affiliates                                --                  --             --             --             --             --
=================================================================================================================================
    Total from investment operations        0.35                0.56           0.77          (0.70)         (1.35)         (0.56)
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                 (0.14)              (0.35)         (0.37)         (0.52)         (0.69)         (0.49)
---------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                          --                  --             --             --          (0.03)         (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                         --                  --             --             --          (0.01)            --
=================================================================================================================================
    Total distributions                    (0.14)              (0.35)         (0.37)         (0.52)         (0.73)         (0.51)
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                       0.00                0.00             --             --             --             --
=================================================================================================================================
Net asset value, end of period          $   4.52            $   4.31       $   4.10       $   3.70       $   4.92     $     7.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                             8.28%              13.92%         22.10%        (15.36)%       (19.98)%        (7.12)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $560,988            $555,042       $547,092       $417,974       $683,845     $1,056,453
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                    1.06%(d)(e)         1.05%(e)       1.16%          1.07%          0.99%          0.93%(f)
=================================================================================================================================
Ratio of net investment income to
  average net assets                        6.41%(d)            7.68%          9.64%         11.15%         11.98%         10.79%(f)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                    32%                 89%           101%            59%            55%            23%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 31, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 11.22%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $567,998,602.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.07% (annualized) and 1.06% for periods ending January 31, 2005 and July 31, 2004, respectively.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                                CLASS B
                                       ------------------------------------------------------------------------------------------
                                       SIX MONTHS                                                                    SEVEN MONTHS
                                          ENDED                              YEAR ENDED JULY 31,                        ENDED
                                       JANUARY 31,          -----------------------------------------------------      JULY 31,
                                          2005                2004           2003           2002           2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $   4.33            $   4.12       $   3.71       $   4.93       $   7.01     $     8.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                     0.13                0.30(a)        0.34(a)        0.45(b)        0.64           0.44
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          0.21                0.23           0.41          (1.18)         (2.03)         (1.03)
=================================================================================================================================
  Net increase from payments by
    affiliates                                --                  --             --             --             --             --
=================================================================================================================================
    Total from investment operations        0.34                0.53           0.75          (0.73)         (1.39)         (0.59)
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                 (0.13)              (0.32)         (0.34)         (0.49)         (0.65)         (0.45)
---------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                          --                  --             --             --          (0.03)         (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                         --                  --             --             --          (0.01)            --
=================================================================================================================================
    Total distributions                    (0.13)              (0.32)         (0.34)         (0.49)         (0.69)         (0.47)
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                       0.00                0.00             --             --             --             --
=================================================================================================================================
Net asset value, end of period          $   4.54            $   4.33       $   4.12       $   3.71       $   4.93     $     7.01
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                             7.86%              13.60%(d)      21.44%        (15.99)%       (20.60)%        (7.49)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $367,839            $411,088       $530,239       $469,408       $756,704     $1,206,737
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                    1.81%(e)(f)         1.80%(f)       1.91%          1.82%          1.75%          1.69%(g)
=================================================================================================================================
Ratio of net investment income to
  average net assets                        5.66%(e)            6.95%          8.89%         10.40%         11.22%         10.03%(g)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(h)                    32%                 89%           101%            59%            55%            23%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Total return is after reimbursement by the advisor for the economic loss on security rights that expired with value. Total return before reimbursement by the advisor was 12.80%.
(e) Ratios are annualized and based on average daily net assets of $397,198,331.
(f) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.82% (annualized) and 1.81% for periods ending January 31, 2005 and July 31, 2004, respectively.
(g)  Annualized.
(h)  Not annualized for periods less than one year.

                                                                                  CLASS C
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS                                                                SEVEN MONTHS
                                              ENDED                            YEAR ENDED JULY 31,                      ENDED
                                           JANUARY 31,          -------------------------------------------------      JULY 31,
                                              2005               2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  4.31            $  4.10       $  3.70       $  4.92       $  6.99      $   8.05
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.13               0.30(a)       0.34(a)       0.45(b)       0.65          0.44
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.21               0.23          0.40         (1.18)        (2.03)        (1.03)
=================================================================================================================================
  Net increase from payments by
    affiliates                                    --                 --            --            --            --            --
=================================================================================================================================
    Total from investment operations            0.34               0.53          0.74         (0.73)        (1.38)        (0.59)
=================================================================================================================================
Less distributions:
  Dividends from net investment income         (0.13)             (0.32)        (0.34)        (0.49)        (0.65)        (0.45)
---------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                              --                 --            --            --         (0.03)        (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                             --                 --            --            --         (0.01)           --
=================================================================================================================================
    Total distributions                        (0.13)             (0.32)        (0.34)        (0.49)        (0.69)        (0.47)
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                           0.00               0.00            --            --            --            --
=================================================================================================================================
Net asset value, end of period               $  4.52            $  4.31       $  4.10       $  3.70       $  4.92      $   6.99
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                 7.89%             13.12%        21.22%       (16.02)%      (20.52)%       (7.51)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $71,893            $75,971       $72,086       $50,060       $81,871      $110,297
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets         1.81%(d)(e)        1.80%(e)      1.91%         1.82%         1.75%         1.69%(f)
=================================================================================================================================
Ratio of net investment income to average
  net assets                                    5.66%(d)           6.93%         8.89%        10.40%        11.22%        10.03%(f)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                        32%                89%          101%           59%           55%           23%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $75,773,248.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.82% (annualized) and 1.81% for periods ending January 31, 2005 and July 31, 2004, respectively.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                         INVESTOR CLASS
                                                              ------------------------------------
                                                                                SEPTEMBER 30, 2003
                                                              SIX MONTHS           (DATE SALES
                                                                 ENDED            COMMENCED) TO
                                                              JANUARY 31,            JULY 31,
                                                                 2005                  2004
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   4.32              $   4.20
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.14                  0.28(a)
--------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.21                  0.13
==================================================================================================
  Net increase from payments by affiliates                           --                    --
==================================================================================================
    Total from investment operations                               0.35                  0.41
==================================================================================================
Less distributions from net investment income                     (0.14)                (0.29)
==================================================================================================
Redemption fees added to shares of beneficial interest             0.00                  0.00
==================================================================================================
Net asset value, end of period                                 $   4.53              $   4.32
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                    8.27%                 9.93%(c)
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $219,167              $225,998
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.02%(d)              0.96%(e)
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.03%(d)              1.03%(e)
==================================================================================================
Ratio of net investment income to average net assets               6.45%(d)              7.77%(e)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(f)                                           32%                   89%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Total return is after reimbursement by the advisor for the economic loss on security rights that expired with value. Total return before reimbursement by the advisor was 9.67%.
(d) Ratios are annualized and based on average daily net assets of $225,192,754.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                       INSTITUTIONAL CLASS
                                                              -------------------------------------
                                                                                     APRIL 30, 2004
                                                                                      (DATE SALES
                                                               SIX MONTHS              COMMENCED)
                                                                  ENDED                    TO
                                                               JANUARY 31,              JULY 31,
                                                                  2005                    2004
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  4.31                 $ 4.39
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.15                   0.09(a)
---------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     0.21                  (0.08)
===================================================================================================
  Net increase from payments by affiliates                            --                     --
===================================================================================================
    Total from investment operations                                0.36                   0.01
===================================================================================================
Less distributions from net investment income                      (0.15)                 (0.09)
===================================================================================================
Redemption fees added to shares of beneficial interest              0.00                   0.00
===================================================================================================
Net asset value, end of period                                   $  4.52                 $ 4.31
___________________________________________________________________________________________________
===================================================================================================
Total return(b)                                                     8.46%                  0.16%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $21,348                 $5,309
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets                             0.67%(c)(d)            0.67%(e)
===================================================================================================
Ratio of net investment income to average net assets                6.80%(c)               8.06%(e)
___________________________________________________________________________________________________
===================================================================================================
Portfolio turnover rate(f)                                            32%                    89%
___________________________________________________________________________________________________
===================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $507,624,606.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.68% (annualized).
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

    On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

    Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM

Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

    Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

    The SEC has also settled market timing enforcement actions against Raymond
R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by
IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

Regulatory Inquiries and Pending Litigation

    The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

    As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the

Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

    Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

    A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

    As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2005
(Unaudited)


                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
U.S. MORTGAGE-BACKED SECURITIES-76.51%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-15.43%

Pass Through Ctfs.,
  9.00%, 12/01/05 to 04/01/25(a)               $  3,728,335   $    4,134,434
----------------------------------------------------------------------------
  8.00%, 07/01/06 to 11/17/30(a)                  6,737,730        7,239,839
----------------------------------------------------------------------------
  8.50%, 07/01/07 to 10/01/29(a)                  2,866,303        3,130,244
----------------------------------------------------------------------------
  7.00%, 11/01/10 to 12/01/34(a)                 30,111,467       31,890,777
----------------------------------------------------------------------------
  6.50%, 02/01/11 to 01/01/35(a)                 35,187,281       37,034,883
----------------------------------------------------------------------------
  10.00%, 11/01/11 to 04/01/20(a)                 1,300,342        1,443,767
----------------------------------------------------------------------------
  12.00%, 02/01/13(a)                                 2,860            3,186
----------------------------------------------------------------------------
  6.00%, 06/01/17 to 05/01/33(a)                 14,609,330       15,274,485
----------------------------------------------------------------------------
  4.50%, 05/01/19(a)                             11,146,919       11,142,055
----------------------------------------------------------------------------
  10.50%, 08/01/19 to 01/01/21(a)                   237,988          263,187
----------------------------------------------------------------------------
  9.50%, 11/01/20 to 04/01/25(a)                    950,066        1,065,904
----------------------------------------------------------------------------
  7.05%, 05/20/27(a)                              2,022,282        2,138,670
----------------------------------------------------------------------------
  7.50%, 09/01/30 to 05/01/34(a)                 20,941,722       22,496,322
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 02/01/15(b)                              3,914,540        3,973,424
============================================================================
                                                                 141,231,177
============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-50.60%

Pass Through Ctfs.,
  8.50%, 01/01/07 to 02/01/31(a)                 18,096,857       19,976,542
----------------------------------------------------------------------------
  7.50%, 07/01/10 to 11/01/34(a)                 14,844,750       15,906,220
----------------------------------------------------------------------------
  7.00%, 05/01/11 to 01/01/35(a)                 94,270,626       99,856,648
----------------------------------------------------------------------------
  8.00%, 02/01/12 to 08/01/32(a)                 11,971,623       12,862,436
----------------------------------------------------------------------------
  6.50%, 05/01/13 to 09/01/34(a)                102,578,025      107,995,053
----------------------------------------------------------------------------
  6.00%, 10/01/13 to 07/01/34(a)                 48,836,113       51,187,351
----------------------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22(a)                    212,804          239,307
----------------------------------------------------------------------------
  5.00%, 01/01/17 to 12/01/18(a)                  7,498,991        7,628,847
----------------------------------------------------------------------------
  4.50%, 05/01/18 to 06/01/18(a)                 23,099,694       23,127,639
----------------------------------------------------------------------------
  10.00%, 12/20/19 to 12/20/21(a)                 1,222,264        1,355,035
----------------------------------------------------------------------------
  10.30%, 04/20/25(a)                               414,757          465,697
----------------------------------------------------------------------------
  5.50%, 02/01/32 to 11/01/33(a)                 26,623,887       27,165,772
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 02/01/15 to 02/01/30(b)                 19,813,320       19,786,157
----------------------------------------------------------------------------
  5.50%, 02/01/15 to 02/01/35(b)                 34,040,980       34,966,982
----------------------------------------------------------------------------
  6.00%, 02/01/33(b)                             39,482,000       40,796,101
============================================================================
                                                                 463,315,787
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-10.48%

Pass Through Ctfs.,
  9.00%, 10/15/08 to 04/15/21(a)               $    169,318   $      187,963
----------------------------------------------------------------------------
  6.00%, 10/15/08 to 08/15/34(a)                 17,877,309       18,599,686
----------------------------------------------------------------------------
  6.50%, 10/15/08 to 09/20/34(a)                 33,707,086       35,600,842
----------------------------------------------------------------------------
  7.00%, 10/15/08 to 01/15/35(a)                  7,253,464        7,709,720
----------------------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23(a)                    724,538          811,851
----------------------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24(a)                 1,675,363        1,860,866
----------------------------------------------------------------------------
  11.00%, 12/15/09 to 10/15/15(a)                    15,641           17,318
----------------------------------------------------------------------------
  12.50%, 11/15/10(a)                                 7,120            8,036
----------------------------------------------------------------------------
  13.00%, 01/15/11 to 12/15/14(a)                    80,433           92,390
----------------------------------------------------------------------------
  13.50%, 04/15/11 to 04/15/15(a)                   110,468          126,051
----------------------------------------------------------------------------
  12.00%, 02/15/13 to 07/15/15(a)                    93,408          106,120
----------------------------------------------------------------------------
  10.50%, 02/15/16(a)                                 4,463            4,994
----------------------------------------------------------------------------
  8.50%, 05/20/16 to 01/20/17(a)                    632,900          687,591
----------------------------------------------------------------------------
  8.75%, 10/20/16 to 01/20/17(a)                    112,566          125,067
----------------------------------------------------------------------------
  8.00%, 01/20/17 to 06/15/27(a)                  3,069,563        3,348,205
----------------------------------------------------------------------------
  5.00%, 11/15/17 to 02/15/18(a)                 24,722,544       25,366,415
----------------------------------------------------------------------------
  7.50%, 03/15/26 to 08/15/34(a)                  1,241,043        1,332,646
============================================================================
                                                                  95,985,761
============================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $700,883,830)                                        700,532,725
============================================================================

U.S. GOVERNMENT AGENCY SECURITIES-28.97%

FEDERAL FARM CREDIT BANK-1.73%

Bonds,
  6.00%, 06/11/08(a)                              4,490,000        4,808,611
----------------------------------------------------------------------------
Medium Term Notes,
  5.75%, 12/07/28(a)                             10,000,000       11,011,100
============================================================================
                                                                  15,819,711
============================================================================

FEDERAL HOME LOAN BANK-6.03%

Unsec. Bonds,
  6.50%, 11/15/05(a)                              2,000,000        2,053,780
----------------------------------------------------------------------------
  7.25%, 02/15/07(a)                              5,500,000        5,908,155
----------------------------------------------------------------------------
  4.88%, 05/15/07(a)                             16,000,000       16,475,200
----------------------------------------------------------------------------
  5.48%, 01/08/09(a)                              1,000,000        1,058,810
----------------------------------------------------------------------------
  6.00%, 12/23/11(a)                             28,800,000       29,707,776
============================================================================
                                                                  55,203,721
============================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-11.87%

Unsec. Global Notes,
  3.75%, 08/03/07(a)                              8,000,000        7,996,000
----------------------------------------------------------------------------


                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.-(CONTINUED)

  4.25%, 05/04/09(a)                           $ 20,000,000   $   20,017,400
----------------------------------------------------------------------------
  4.38%, 02/04/10(a)(c)                          80,700,000       80,712,105
============================================================================
                                                                 108,725,505
============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-6.77%

Series B, Unsec. Medium Term Notes,
  6.47%, 09/25/12(a)                             10,550,000       12,017,927
----------------------------------------------------------------------------
Unsec. Global Notes,
  3.66%, 02/25/09(a)                             40,000,000       39,362,400
----------------------------------------------------------------------------
  3.85%, 04/14/09(a)                              9,000,000        8,912,520
----------------------------------------------------------------------------
Unsec. Notes,
  4.13%, 04/29/09(a)                              1,650,000        1,651,056
============================================================================
                                                                  61,943,903
============================================================================

PRIVATE EXPORT FUNDING COMPANY-1.28%

Series G, Sec. Gtd. Notes,
  6.67%, 09/15/09(a)                              3,900,000        4,340,193
----------------------------------------------------------------------------
Series J, Sec. Gtd. Notes,
  7.65%, 05/15/06(a)                              7,000,000        7,384,510
============================================================================
                                                                  11,724,703
============================================================================

TENNESSEE VALLEY AUTHORITY-1.29%

Series G, Global Bonds,
  5.38%, 11/13/08(a)                             11,250,000       11,856,150
============================================================================
    Total U.S. Government Agency Securities
      (Cost $262,608,191)                                        265,273,693
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

U.S. TREASURY SECURITIES-8.36%

U.S. TREASURY NOTES-5.44%

  4.63%, 05/15/06(a)(c)                        $ 19,800,000   $   20,189,862
----------------------------------------------------------------------------
  2.75%, 06/30/06(a)                              8,000,000        7,962,480
----------------------------------------------------------------------------
  2.38%, 08/31/06(a)                              9,700,000        9,586,316
----------------------------------------------------------------------------
  4.00%, 11/15/12(a)                              2,000,000        2,003,120
----------------------------------------------------------------------------
  4.25%, 08/15/13 to 08/15/14(a)                  9,900,000       10,016,979
============================================================================
                                                                  49,758,757
============================================================================

U.S. TREASURY BONDS-2.47%

  12.75%, 11/15/10(a)                            11,700,000       12,582,999
----------------------------------------------------------------------------
  7.50%, 11/15/16 to 11/15/24(a)                  7,500,000       10,073,425
============================================================================
                                                                  22,656,424
============================================================================

U.S. TREASURY STRIPS-0.45%

  6.79%, 11/15/18(a)(d)                           7,750,000        4,083,242
============================================================================
    Total U.S. Treasury Securities (Cost
      $75,281,445)                                                76,498,423
============================================================================

                                                  SHARES
MONEY MARKET FUNDS-5.33%

Government & Agency Portfolio-Institutional
  Class(e) (Cost $48,803,813)                    48,803,813       48,803,813
============================================================================
TOTAL INVESTMENTS-119.17% (Cost
  $1,087,577,279)                                              1,091,108,654
============================================================================
OTHER ASSETS LESS LIABILITIES-(19.17%)                          (175,529,480)
============================================================================
NET ASSETS-100.00%                                            $  915,579,174
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs    - Certificates
Gtd.    - Guaranteed
Sec.    - Secured
STRIPS  - Separately Traded Registered Interest and Principal Security
TBA     - To Be Announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at January 31, 2005 was $942,782,177, which represented 86.41% of the Fund's Total Investments. See Note 1A.
(b) Security purchased on a forward commitment basis. These securities are subject to dollar roll transactions. See Note 1F.
(c) Principal amount has been deposited in escrow with broker as collateral for reverse repurchase agreements outstanding at January 31, 2005.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,038,773,466)                             $1,042,304,841
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $48,803,813)                              48,803,813
============================================================
    Total investments (cost $1,087,577,279)    1,091,108,654
============================================================
Receivables for:
  Investments sold                                23,555,645
------------------------------------------------------------
  Fund shares sold                                 2,050,425
------------------------------------------------------------
  Dividends and interest                           8,511,819
------------------------------------------------------------
  Principal paydowns                                 171,604
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               102,456
------------------------------------------------------------
Other assets                                          54,221
============================================================
    Total assets                               1,125,554,824
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          134,556,265
------------------------------------------------------------
  Fund shares reacquired                           2,094,135
------------------------------------------------------------
Dividends                                            387,148
------------------------------------------------------------
Reverse repurchase agreements                     72,198,000
------------------------------------------------------------
Trustee deferred compensation and retirement
  plans                                              153,349
------------------------------------------------------------
Accrued interest expense                              30,449
------------------------------------------------------------
Accrued distribution fees                            434,911
------------------------------------------------------------
Accrued trustees' fees                                 2,236
------------------------------------------------------------
Accrued transfer agent fees                              812
------------------------------------------------------------
Accrued operating expenses                           118,345
============================================================
    Total liabilities                            209,975,650
============================================================
Net assets applicable to shares outstanding   $  915,579,174
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $  976,990,742
------------------------------------------------------------
Undistributed net investment income               (5,579,556)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                          (59,363,387)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                       3,531,375
============================================================
                                              $  915,579,174
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  450,666,316
____________________________________________________________
============================================================
Class B                                       $  320,668,059
____________________________________________________________
============================================================
Class C                                       $   68,138,714
____________________________________________________________
============================================================
Class R                                       $    5,084,320
____________________________________________________________
============================================================
Investor Class                                $   71,021,765
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           50,183,126
____________________________________________________________
============================================================
Class B                                           35,588,551
____________________________________________________________
============================================================
Class C                                            7,591,833
____________________________________________________________
============================================================
Class R                                              565,707
____________________________________________________________
============================================================
Investor Class                                     7,903,127
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $         8.98
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.98 divided
      by 95.25%)                              $         9.43
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $         9.01
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $         8.98
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $         8.99
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $         8.99
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $22,285,059
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      913,781
=========================================================================
    Total investment income                                    23,198,840
=========================================================================

EXPENSES:

Advisory fees                                                   2,022,175
-------------------------------------------------------------------------
Administrative services fees                                      138,482
-------------------------------------------------------------------------
Custodian fees                                                     50,899
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         651,469
-------------------------------------------------------------------------
  Class B                                                       1,765,384
-------------------------------------------------------------------------
  Class C                                                         372,646
-------------------------------------------------------------------------
  Class R                                                          12,042
-------------------------------------------------------------------------
  Investor Class                                                   87,498
-------------------------------------------------------------------------
Interest                                                          706,067
-------------------------------------------------------------------------
Transfer agent fees                                             1,408,088
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             28,598
-------------------------------------------------------------------------
Other                                                             263,898
=========================================================================
    Total expenses                                              7,507,246
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                    (106,710)
=========================================================================
    Net expenses                                                7,400,536
=========================================================================
Net investment income                                          15,798,304
=========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                      580,593
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                    1,895,692
=========================================================================
Net gain from investment securities                             2,476,285
=========================================================================
Net increase in net assets resulting from operations          $18,274,589
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2005 and the year ended July 31, 2004 (Unaudited)

                                                              JANUARY 31,        JULY 31,
                                                                  2005             2004
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $15,798,304     $   31,614,216
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             580,593         (3,613,531)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                  1,895,692          6,973,548
============================================================================================
    Net increase in net assets resulting from operations       18,274,589         34,974,233
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                     (11,625,691)       (24,212,763)
--------------------------------------------------------------------------------------------
  Class B                                                      (6,525,733)       (20,411,485)
--------------------------------------------------------------------------------------------
  Class C                                                      (1,382,553)        (4,304,998)
--------------------------------------------------------------------------------------------
  Class R                                                        (100,475)          (176,822)
--------------------------------------------------------------------------------------------
  Investor Class                                               (1,683,310)        (2,950,092)
============================================================================================
  Decrease in net assets resulting from distributions         (21,317,762)       (52,056,160)
============================================================================================
Share transactions-net:
  Class A                                                     (10,383,561)      (168,638,127)
--------------------------------------------------------------------------------------------
  Class B                                                     (55,435,879)      (271,162,557)
--------------------------------------------------------------------------------------------
  Class C                                                     (10,423,438)       (57,106,581)
--------------------------------------------------------------------------------------------
  Class R                                                         678,320            444,990
--------------------------------------------------------------------------------------------
  Investor Class                                               (5,531,123)        78,685,852
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (81,095,681)      (417,776,423)
============================================================================================
    Net increase (decrease) in net assets                     (84,138,854)      (434,858,350)
____________________________________________________________________________________________
============================================================================================

NET ASSETS:

  Beginning of period                                         999,718,028      1,434,576,378
============================================================================================
  End of period (including undistributed net investment
    income of $(5,579,556) and $(60,098), respectively)       $915,579,174    $  999,718,028
____________________________________________________________________________________________
============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Intermediate Government Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. For purposes of determining net asset value per share, option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the six months ended January 31, 2005, AIM waived fees of $46,450.

    For the six months ended January 31, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $50,602 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2005, AIM was paid $138,482.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended January 31, 2005, the Fund paid AISI $1,408,088.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class R Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the six months ended January 31, 2005, the Class A, Class B, Class C, Class R and Investor Class shares paid $651,469, $1,765,384, $372,646, $12,042 and $87,498, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended January 31, 2005, AIM Distributors advised the Fund that it retained $38,548 in front-end sales commissions from the sale of Class A shares and $749, $44,598, $12,675 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               07/31/04          AT COST          FROM SALES       (DEPRECIATION)      01/31/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Government &
  Agency
  Portfolio-Institutional
  Class          $133,893,250      $697,079,797      $(782,169,234)        $   --         $48,803,813     $913,781       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $9,658.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2005, the Fund paid legal fees of $4,305 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities subsequently will be repurchased as specified in the agreements.

    During the six months ended January 31, 2005, the Fund had average borrowings for the number of days the borrowings were outstanding in the amount of $69,586,407 with a weighted average interest rate of 2.03% and interest expense of $706,067.

    Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of July 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2007                                                    $20,298,822
-----------------------------------------------------------------------------
July 31, 2008                                                      9,400,360
-----------------------------------------------------------------------------
July 31, 2011                                                        377,217
-----------------------------------------------------------------------------
July 31, 2012                                                     15,762,988
=============================================================================
Total capital loss carryforward                                  $45,839,387
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003, the date of the reorganization of INVESCO U.S. Government Securities Fund into the Fund, are realized on securities held in each fund at such day, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2005 was $932,176,858 and $919,287,860, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 9,282,371
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (6,370,847)
===============================================================================
Net unrealized appreciation of investment securities              $ 2,911,524
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $1,088,197,130.

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                    JANUARY 31, 2005                 JULY 31, 2004
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      39,219,796    $ 354,774,952     31,583,939    $ 288,510,314
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,788,804       16,197,611      4,337,954       39,810,996
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         621,836        5,611,046      2,182,666       19,991,367
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         118,210        1,066,896        393,399        3,601,416
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                               441,545        3,988,072      1,017,858        9,313,513
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,011,402        9,125,939      2,316,710       21,181,595
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         580,282        5,254,163      1,786,445       16,400,177
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         126,521        1,140,884        367,396        3,358,535
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                          11,121          100,378         18,224          166,422
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                               177,251        1,600,254        306,566        2,798,507
==========================================================================================================================
Issued in connection with acquisitions:(c)
  Class A                                                                                         517,741        4,773,211
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                         115,186        1,065,926
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                                                         271,140        2,498,508
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                               10,784,102       99,480,732
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         469,650        4,233,364      3,411,127       31,202,564
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (468,092)      (4,233,364)    (3,400,020)     (31,202,564)
==========================================================================================================================
Reacquired:
  Class A                                                     (41,888,102)    (378,517,816)   (56,265,272)    (514,305,811)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (8,024,140)     (72,654,289)   (32,388,466)    (297,237,092)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,904,990)     (17,175,368)    (9,072,717)     (82,954,991)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (54,230)        (488,954)      (363,960)      (3,322,848)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            (1,232,278)     (11,119,449)    (3,591,917)     (32,906,900)
==========================================================================================================================
                                                               (9,005,414)   $ (81,095,681)   (45,671,899)   $(417,776,423)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 13% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
(b)  Investor Class shares commenced sales on September 30, 2003.
(c) As of the open of business on November 24, 2003, the Fund acquired all of the net assets of INVESCO U.S. Government Securities Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO U.S. Government Securities Fund shareholders on October 28, 2003. The acquisition was accomplished by a tax-free exchange of 11,688,169 shares of the Fund for 14,502,725 shares of INVESCO U.S. Government Securities Fund outstanding as of the close of business on November 21, 2003. INVESCO U.S. Government Securities Fund's net assets at that date of $107,818,377, including $(775,060) of unrealized appreciation (depreciation), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $11,119,380,636.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS                                                        SEVEN MONTHS
                                                      ENDED                      YEAR ENDED JULY 31,                    ENDED
                                                   JANUARY 31,       --------------------------------------------      JULY 31,
                                                      2005             2004        2003        2002        2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   9.01         $   9.15    $   9.28    $   9.08    $   8.77      $   8.80
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.15             0.29(a)     0.33(a)     0.43(b)     0.50(a)       0.34
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     0.02             0.02       (0.04)       0.23        0.35         (0.03)
=================================================================================================================================
    Total from investment operations                    0.17             0.31        0.29        0.66        0.85          0.31
=================================================================================================================================
Less distributions from net investment income          (0.20)           (0.45)      (0.42)      (0.46)      (0.54)        (0.34)
=================================================================================================================================
Net asset value, end of period                      $   8.98         $   9.01    $   9.15    $   9.28    $   9.08      $   8.77
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                         1.91%            3.45%       3.03%       7.39%       9.91%         3.55%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $450,666         $462,804    $639,002    $473,104    $302,391      $221,636
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                          1.13%(d)(e)      1.01%       0.90%       0.94%       1.32%         1.25%(f)
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                          0.99%(d)(e)      0.94%       0.89%       0.90%       0.93%         0.98%(f)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                3.38%(d)         3.15%       3.47%       4.58%(b)     5.61%        6.61%(f)
=================================================================================================================================
Ratio of interest expense to average net assets         0.14%(d)         0.07%       0.01%       0.04%       0.39%         0.27%(f)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                                94%             142%        275%        146%        194%           65%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydowns gains and losses as adjustments to investment income, the investment income per share would have been $0.47 and the ratio of net investment income to average net assets would have been 5.09%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net assets values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not include sales charges.
(d) Ratios are annualized and based on average daily net assets of $516,926,686.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.15% (including interest expense) and 1.01% (excluding interest expense).
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                                      CLASS B
                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS                                                        SEVEN MONTHS
                                                      ENDED                      YEAR ENDED JULY 31,                    ENDED
                                                   JANUARY 31,       --------------------------------------------      JULY 31,
                                                      2005             2004        2003        2002        2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   9.04         $   9.18    $   9.31    $   9.11    $   8.79      $   8.82
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.12             0.22(a)     0.26(a)     0.37(b)     0.44(a)       0.30
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     0.02             0.02       (0.04)       0.22        0.35         (0.04)
=================================================================================================================================
    Total from investment operations                    0.14             0.24        0.22        0.59        0.79          0.26
=================================================================================================================================
Less distributions from net investment income          (0.17)           (0.38)      (0.35)      (0.39)      (0.47)        (0.29)
=================================================================================================================================
Net asset value, end of period                      $   9.01         $   9.04    $   9.18    $   9.31    $   9.11      $   8.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                         1.53%            2.68%       2.30%       6.58%       9.17%         3.05%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $320,668         $376,960    $654,305    $613,306    $269,677      $177,032
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                          1.88%(d)(e)      1.76%       1.65%       1.69%       2.08%         2.01%(f)
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                          1.74%(d)(e)      1.69%       1.64%       1.65%       1.69%         1.74%(f)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                2.63%(d)         2.40%       2.72%       3.83%(b)     4.85%        5.85%(f)
=================================================================================================================================
Ratio of interest expense to average net assets         0.14%(d)         0.07%       0.01%       0.04%       0.39%         0.27%(f)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                                94%             142%        275%        146%        194%           65%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydowns gains and losses as adjustments to investment income, the investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net assets values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not include sales charges.
(d) Ratios are annualized and based on average daily net assets of $350,198,526.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.90% (including interest expense) and 1.76% (excluding interest expense).
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                                       CLASS C
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS                                                      SEVEN MONTHS
                                                        ENDED                     YEAR ENDED JULY 31,                   ENDED
                                                     JANUARY 31,       ------------------------------------------      JULY 31,
                                                        2005            2004        2003        2002       2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  9.00         $  9.15    $   9.27    $   9.08    $  8.77      $  8.79
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.12            0.22(a)     0.26(a)     0.37(b)    0.44(a)      0.30
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       0.03            0.01       (0.03)       0.21       0.34        (0.03)
=================================================================================================================================
    Total from investment operations                      0.15            0.23        0.23        0.58       0.78         0.27
=================================================================================================================================
Less distributions from net investment income            (0.17)          (0.38)      (0.35)      (0.39)     (0.47)       (0.29)
=================================================================================================================================
Net asset value, end of period                         $  8.98         $  9.00    $   9.15    $   9.27    $  9.08      $  8.77
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           1.65%           2.58%       2.42%       6.48%      9.08%        3.18%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $68,139         $78,760    $137,213    $127,114    $59,915      $34,206
=================================================================================================================================
Ratio of expenses to average net assets (including
  interest expense)                                       1.88%(d)(e)     1.76%       1.65%       1.69%      2.08%        2.01%(f)
=================================================================================================================================
Ratio of expenses to average net assets (excluding
  interest expense)                                       1.74%(d)(e)     1.69%       1.64%       1.65%      1.69%        1.74%(f)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  2.63%(d)        2.40%       2.72%       3.83%(b)    4.85%       5.85%(f)
=================================================================================================================================
Ratio of interest expense to average net assets           0.14%(d)        0.07%       0.01%       0.04%      0.39%        0.27%(f)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                                  94%            142%        275%        146%       194%          65%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydowns gains and losses as adjustments to investment income, the investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net assets values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not include sales charges.
(d) Ratios are annualized and based on average daily net assets of $73,921,565.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.90% (including interest expense) and 1.76% (excluding interest expense).
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                                    CLASS R
                                                              ---------------------------------------------------
                                                                                                    JUNE 3, 2002
                                                              SIX MONTHS           YEAR ENDED        (DATE SALES
                                                                 ENDED              JULY 31,        COMMENCED) TO
                                                              JANUARY 31,       ----------------      JULY 31,
                                                                 2005            2004      2003         2002
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.01          $ 9.16    $ 9.27       $ 9.13
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.15            0.27(a)   0.30(a)      0.07(b)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.02            0.01     (0.02)        0.14
=================================================================================================================
    Total from investment operations                              0.17            0.28      0.28         0.21
=================================================================================================================
Less distributions from net investment income                    (0.19)          (0.43)    (0.39)       (0.07)
=================================================================================================================
Net asset value, end of period                                  $ 8.99          $ 9.01    $ 9.16       $ 9.27
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(c)                                                   1.90%           3.08%     2.99%        2.34%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $5,084          $4,422    $4,057       $   34
=================================================================================================================
Ratio of expenses to average net assets (including interest
  expense)                                                        1.38%(d)(e)     1.26%     1.15%        1.19%(f)
=================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense)                                                        1.24%(d)(e)     1.19%     1.14%        1.15%(f)
=================================================================================================================
Ratio of net investment income to average net assets              3.13%(d)        2.90%     3.22%        4.33%(f)
=================================================================================================================
Ratio of interest expense to average net assets                   0.14%(d)        0.07%     0.01%        0.04%(f)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(g)                                          94%            142%      275%         146%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydowns gains and losses as adjustments to investment income, the investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 4.85%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net assets values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $4,777,434.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.40% (including interest expense) and 1.26% (excluding interest expense).
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                         INVESTOR CLASS
                                                              ------------------------------------
                                                                                SEPTEMBER 30, 2003
                                                              SIX MONTHS           (DATE SALES
                                                                 ENDED            COMMENCED) TO
                                                              JANUARY 31,            JULY 31,
                                                                 2005                  2004
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  9.01              $  9.30
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.15                 0.24(a)
--------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.03                (0.15)
==================================================================================================
    Total from investment operations                               0.18                 0.09
==================================================================================================
Less distributions from net investment income                     (0.20)               (0.38)
==================================================================================================
Net asset value, end of period                                  $  8.99              $  9.01
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                    2.05%                1.02%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $71,022              $76,771
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets (including interest
  expense)                                                         1.11%(c)(d)          0.98%(e)
==================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense)                                                         0.98%(c)(d)          0.91%(e)
==================================================================================================
Ratio of net investment income to average net assets               3.40%(c)             3.18%(e)
==================================================================================================
Ratio of interest expense to average net assets                    0.14%(c)             0.07%(e)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(f)                                           94%                 142%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net assets values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $74,635,979.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.13% (including interest expense) and 0.99% (excluding interest expense).
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal

Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2005
(Unaudited)

                                                            PAR
                                               MATURITY    (000)       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY NOTES--100.10%(a)

1.63%                                          02/28/06   $29,200   $ 28,789,448
--------------------------------------------------------------------------------
1.50%                                          03/31/06    29,200     28,711,776
--------------------------------------------------------------------------------
2.25%                                          04/30/06    29,200     28,921,724
--------------------------------------------------------------------------------
2.50%                                          05/31/06    29,300     29,080,250
--------------------------------------------------------------------------------
2.75%                                          06/30/06    29,300     29,162,583
--------------------------------------------------------------------------------
2.75%                                          07/31/06    29,300     29,139,729
--------------------------------------------------------------------------------
2.38%                                          08/31/06    29,300     28,956,604
--------------------------------------------------------------------------------
2.50%                                          09/30/06    29,300     28,970,375
--------------------------------------------------------------------------------
2.50%                                          10/31/06    29,300     28,942,833
--------------------------------------------------------------------------------
2.88%                                          11/30/06    29,200     29,008,448
--------------------------------------------------------------------------------
3.00%                                          12/31/06    29,200     29,063,052
--------------------------------------------------------------------------------
3.13%                                          01/31/07    29,200     29,113,276
================================================================================
TOTAL INVESTMENTS (Cost
  $350,334,982)--100.10%                                             347,860,098
================================================================================
OTHER ASSETS LESS LIABILITIES--(0.10)%                                  (359,446)
================================================================================
NET ASSETS--100.00%                                                 $347,500,652
________________________________________________________________________________
================================================================================

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at January 31, 2005 was $347,860,098, which represented 100% of the Fund's Total Investments. See Note 1A.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $350,334,982)                                $347,860,098
-----------------------------------------------------------
Cash                                                 11,318
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  182,350
-----------------------------------------------------------
  Interest                                        1,661,463
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               71,632
-----------------------------------------------------------
Other assets                                         34,850
===========================================================
    Total assets                                349,821,711
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          1,974,753
-----------------------------------------------------------
  Dividends                                          81,589
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                103,157
-----------------------------------------------------------
Accrued distribution fees                            49,335
-----------------------------------------------------------
Accrued trustees' fees                                1,567
-----------------------------------------------------------
Accrued transfer agent fees                          58,919
-----------------------------------------------------------
Accrued operating expenses                           51,739
===========================================================
    Total liabilities                             2,321,059
===========================================================
Net assets applicable to shares outstanding    $347,500,652
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $352,019,847
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                          (2,044,311)
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                          (2,474,884)
===========================================================
                                               $347,500,652
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $292,216,757
___________________________________________________________
===========================================================
Class A3                                       $ 45,636,049
___________________________________________________________
===========================================================
Institutional Class                            $  9,647,846
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          28,721,254
___________________________________________________________
===========================================================
Class A3                                          4,486,622
___________________________________________________________
===========================================================
Institutional Class                                 948,034
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.17
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.17 divided
      by 99.00%)                               $      10.27
___________________________________________________________
===========================================================
Class A3:
  Net asset value and offering price per
    share                                      $      10.17
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.18
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 4,846,740
=========================================================================

EXPENSES:

Advisory fees                                                     426,783
-------------------------------------------------------------------------
Administrative services fees                                       59,162
-------------------------------------------------------------------------
Custodian fees                                                     15,327
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         251,986
-------------------------------------------------------------------------
  Class A3                                                         92,058
-------------------------------------------------------------------------
Transfer agent fees -- Class A and A3                             275,237
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                          2,486
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             16,087
-------------------------------------------------------------------------
Other                                                             134,342
=========================================================================
    Total expenses                                              1,273,468
=========================================================================
Less: Expenses reimbursed and expense offset arrangement          (30,972)
=========================================================================
    Net expenses                                                1,242,496
=========================================================================
Net investment income                                           3,604,244
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities            (1,960,326)
=========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                          (387,446)
=========================================================================
Net gain (loss) from investment securities                     (2,347,772)
=========================================================================
Net increase in net assets resulting from operations          $ 1,256,472
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2005 and the year ended July 31, 2004 (Unaudited)

                                                                   JANUARY 31,           JULY 31,
                                                                      2005                 2004
----------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                           $  3,604,244         $   5,991,277
----------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities               (1,960,326)            1,748,721
----------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                             (387,446)           (3,318,626)
====================================================================================================
    Net increase in net assets resulting from operations             1,256,472             4,421,372
====================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                           (2,856,372)           (5,263,370)
----------------------------------------------------------------------------------------------------
  Class A3                                                            (394,110)             (673,245)
----------------------------------------------------------------------------------------------------
  Institutional Class                                                 (353,762)              (54,662)
====================================================================================================
    Total distributions from net investment income                  (3,604,244)           (5,991,277)
====================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                             (404,032)           (7,809,878)
----------------------------------------------------------------------------------------------------
  Class A3                                                             (62,664)           (1,227,797)
----------------------------------------------------------------------------------------------------
  Institutional Class                                                  (11,572)              (65,405)
====================================================================================================
    Total distributions from net realized gains                       (478,268)           (9,103,080)
====================================================================================================
    Decrease in net assets resulting from distributions             (4,082,512)          (15,094,357)
====================================================================================================
Share transactions-net:
  Class A                                                          (72,031,613)         (202,394,161)
----------------------------------------------------------------------------------------------------
  Class A3                                                         (12,474,690)          (34,485,413)
----------------------------------------------------------------------------------------------------
  Institutional Class                                                5,265,924               804,199
====================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                            (79,240,379)         (236,075,375)
====================================================================================================
    Net increase (decrease) in net assets                          (82,066,419)         (246,748,360)
====================================================================================================

NET ASSETS:

  Beginning of period                                              429,567,071           676,315,431
====================================================================================================
  End of period (including undistributed net investment
    income of $0 and $0, respectively)                            $347,500,652         $ 429,567,071
____________________________________________________________________________________________________
====================================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to seek liquidity with minimum fluctuation in principal value, and consistent with this objective, the highest total return achievable.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value.

       Securities with a demand feature exercisable within one to seven days are valued at par. Securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Fund's valuation committee following procedures approved by the Board of Trustees determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security.

       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.20% on the first $500 million of the Fund's average daily net assets, plus 0.175% on the Fund's average daily net assets in excess of $500 million.

    For the six months ended January 31, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $26,946 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2005, AIM was paid $59,162.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. AISI did not reimburse fees during the period under this expense limitation. For the six months ended January 31, 2005, the Fund paid AISI $275,237 for Class A and Class A3 shares and $2,486 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class A3 and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Class A3 shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.15% of the Fund's average daily net assets of Class A shares and 0.35% of the average daily net assets of Class A3 shares. Of these amounts, up to 0.25% of the average daily net assets of Class A or Class A3 shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2005, the Class A and Class A3 shares paid $251,986 and $92,058, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended January 31, 2005, AIM Distributors advised the Fund that it retained $3,469 in front-end sales commissions from the sale of Class A shares and $0 from Class A shares, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $4,026.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2005, the Fund paid legal fees of $3,095 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowing from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund had no tax capital loss carryforward as of July 31, 2004.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2005 was $359,368,564 and $436,142,291, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       $(2,523,692)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                       $(2,523,692)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $350,383,790.

NOTE 8--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A shares, Class A3 shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class A3 shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. As of the close of business on October 30, 2002, Class A shares were closed to new investors.


                                             CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                    JANUARY 31, 2005                 JULY 31, 2004
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                         895,952    $   9,141,194      3,482,603    $  36,172,611
--------------------------------------------------------------------------------------------------------------------------
  Class A3                                                      1,072,614       10,981,479      4,853,301       50,405,765
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          15,170,820      155,983,386        376,893        3,884,266
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         268,406        2,745,786      1,035,600       10,707,071
--------------------------------------------------------------------------------------------------------------------------
  Class A3                                                         39,584          404,763        162,517        1,679,454
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               6,749           69,001          6,332           65,314
==========================================================================================================================
Reacquired:
  Class A                                                      (8,199,702)     (83,918,593)   (23,998,493)    (249,273,843)
--------------------------------------------------------------------------------------------------------------------------
  Class A3                                                     (2,330,475)     (23,860,932)    (8,336,627)     (86,570,632)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (14,682,466)    (150,786,463)      (304,380)      (3,145,381)
==========================================================================================================================
                                                               (7,758,518)   $ (79,240,379)   (22,722,254)   $(236,075,375)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 6% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                               YEAR ENDED JULY 31,
                                                 JANUARY 31,       --------------------------------------------------------------
                                                    2005             2004        2003        2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  10.25         $  10.46    $  10.53    $  10.26       $   9.96       $  10.03
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.09(a)          0.12        0.19        0.33(b)        0.52(a)        0.51
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         (0.07)           (0.04)       0.03        0.27           0.31          (0.07)
=================================================================================================================================
    Total from investment operations                  0.02             0.08        0.22        0.60           0.83           0.44
=================================================================================================================================
Less distributions:
  Dividends from net investment income               (0.09)           (0.12)      (0.19)      (0.33)         (0.53)         (0.51)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              (0.01)           (0.17)      (0.10)         --             --             --
=================================================================================================================================
    Total distributions                              (0.10)           (0.29)      (0.29)      (0.33)         (0.53)         (0.51)
=================================================================================================================================
Net asset value, end of period                    $  10.17         $  10.25    $  10.46    $  10.53       $  10.26       $   9.96
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                       0.20%            0.75%       2.18%       5.89%          8.53%          4.50%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $292,217         $366,473    $577,993    $696,259       $507,799       $300,058
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                    0.58%(d)         0.59%       0.53%       0.48%          0.56%          0.54%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                    0.59%(d)         0.60%       0.53%       0.48%          0.56%          0.54%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              1.69%(d)         1.13%       1.85%       3.12%(b)       5.15%          5.07%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                              87%             100%        124%        149%           137%           122%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.34 and the ratio of net investment income to average net assets would have been 3.29%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $333,242,326.
(e)  Not annualized for periods less than one year.

                                                                                  CLASS A3
                                                              ------------------------------------------------
                                                                                              OCTOBER 31, 2002
                                                              SIX MONTHS                        (DATE SALES
                                                                 ENDED          YEAR ENDED     COMMENCED) TO
                                                              JANUARY 31,        JULY 31,         JULY 31,
                                                                 2005              2004             2003
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.25          $ 10.46          $ 10.59
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.08(a)          0.10             0.13
==============================================================================================================
  Net gains(losses) on securities (both realized and
    unrealized)                                                   (0.07)           (0.04)           (0.04)
==============================================================================================================
    Total from investment operations                               0.01             0.06             0.09
==============================================================================================================
Less distributions:
  Dividends from net investment income                            (0.08)           (0.10)           (0.12)
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.01)           (0.17)           (0.10)
==============================================================================================================
    Total distributions                                           (0.09)           (0.27)           (0.22)
==============================================================================================================
Net asset value, end of period(b)                               $ 10.17          $ 10.25          $ 10.46
______________________________________________________________________________________________________________
==============================================================================================================
Total return                                                       0.11%            0.56%            0.88%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $45,636          $58,458          $94,409
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.78%(c)         0.79%            0.73%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.80%(c)         0.80%            0.73%(d)
==============================================================================================================
Ratio of net investment income to average net assets               1.49%(c)         0.93%            1.65%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                                           87%             100%             124%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $52,175,854.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                    INSTITUTIONAL CLASS
                                                           ----------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                          YEAR ENDED JULY 31,
                                                           JANUARY 31,       ----------------------------------------------------
                                                              2005            2004      2003      2002         2001         2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $10.25          $10.46    $10.53    $10.26       $ 9.96       $10.03
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.10(a)         0.14      0.22      0.34(b)      0.54(a)      0.54
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.06           (0.04)     0.03      0.27         0.31        (0.07)
=================================================================================================================================
    Total from investment operations                           0.04            0.10      0.25      0.61         0.85         0.47
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.10)          (0.14)    (0.22)    (0.34)       (0.55)       (0.54)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       (0.01)          (0.17)    (0.10)       --           --           --
=================================================================================================================================
    Total distributions                                       (0.11)          (0.31)    (0.32)    (0.34)       (0.55)       (0.54)
=================================================================================================================================
Net asset value, end of period                               $10.18          $10.25    $10.46    $10.53       $10.26       $ 9.96
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                0.41%           1.01%     2.42%     6.05%        8.80%        4.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $9,648          $4,641    $3,913    $2,970       $1,812       $2,455
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               0.30%(d)        0.34%     0.30%     0.34%        0.33%        0.29%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            0.32%(d)        0.35%     0.30%     0.34%        0.41%        0.29%
=================================================================================================================================
Ratio of net investment income to average net assets           1.97%(d)        1.38%     2.08%     3.26%(b)     5.38%        5.31%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                       87%            100%      124%      149%         137%         122%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.35 and the ratio of net investment income to average net assets would have been 3.43%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $37,885,897.
(e)  Not annualized for periods less than one year.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the

Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages;

rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2005
(Unaudited)


                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------
COMMERCIAL PAPER-22.12%(A)

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-7.06%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor) (Acquired 09/22/04; Cost
  $65,500,638)
  2.03%(b)                                     03/14/05   $66,000   $   65,834,839
----------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)
  (Acquired 01/13/05; Cost $24,952,472)
  2.36%(b)                                     02/11/05    25,000       24,983,611
==================================================================================
                                                                        90,818,450
==================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-7.85%

Concord Minutemen Capital Co., LLC-Series A
  (Liberty Hampshire Co., LLC (The)-ABS
  Program Sponsor) (Acquired 11/24/04; Cost
  $47,711,290)
  2.25%(b)                                     02/08/05    47,939       47,918,027
----------------------------------------------------------------------------------
  (Acquired 01/10/05; Cost $18,200,440)
  2.34%(b)                                     02/09/05    18,236       18,226,517
----------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A
  (Liberty Hampshire Co., LLC (The)-ABS
  Program Sponsor) (Acquired 01/25/05; Cost
  $34,899,550)
  2.52%(b)                                     03/08/05    35,000       34,914,250
==================================================================================
                                                                       101,058,794
==================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-4.09%

Charta LLC (Citibank N.A.-ABS Program
  Sponsor) (Acquired 01/21/05; Cost
  $19,344,764)
  2.50%(b)                                     03/03/05    19,400       19,359,583
----------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (JPMorgan
  Chase Bank-ABS Program Sponsor) (Acquired
  01/12/05; Cost $33,156,115)
  2.35%(b)                                     02/10/05    33,219       33,199,484
==================================================================================
                                                                        52,559,067
==================================================================================

                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------


INVESTMENT BANKING & BROKERAGE-3.12%

Goldman Sachs Group, Inc. (The) (Acquired
  01/14/05; Cost $40,048,316)
  2.32%(b)                                     02/03/05   $40,100   $   40,094,832
==================================================================================
    Total Commercial Paper (Cost
      $284,531,143)                                                    284,531,143
==================================================================================

ASSET-BACKED SECURITIES-12.88%

FULLY BACKED-2.33%

Racers Trust-Series 2004-6-MM, Floating Rate
  MTN (Acquired 04/13/04; Cost $30,000,000)
  2.52%(b)(c)                                  07/22/05    30,000       30,000,000
==================================================================================

STRUCTURED-10.55%

Holmes Financing (No. 8) PLC (United
  Kingdom)-Series 8, Class 1A, Floating Rate
  Bonds
  2.43%(c)                                     04/15/05    45,000       45,000,000
----------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 17A, Class A-1, Putable
  Floating Rate Bonds (Acquired 02/10/04;
  Cost $40,653,500)
  2.45%(b)(c)                                  02/14/05    40,654       40,653,500
----------------------------------------------------------------------------------
Wachovia Asset Securitization, Inc.-Series
  2004-HM2A, Class A, Putable Floating Rate
  Bonds, (Acquired 12/16/04; Cost
  $50,000,000)
  2.52%(b)(c)(d)                               12/25/34    50,000       50,000,000
==================================================================================
                                                                       135,653,500
==================================================================================
    Total Asset-Backed Securities (Cost
      $165,653,500)                                                    165,653,500
==================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-8.93%

FEDERAL HOME LOAN BANK (FHLB)-3.11%

Unsec. Bonds,
  1.20%                                        02/28/05    25,000       24,998,269
----------------------------------------------------------------------------------
  1.35%                                        04/29/05    15,000       15,000,000
==================================================================================
                                                                        39,998,269
==================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-5.82%

Disc. Notes,
  2.07%(a)                                     02/01/05    24,880       24,880,000
----------------------------------------------------------------------------------
Unsec. Notes,
  1.66%                                        05/20/05    25,000       25,000,000
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  2.56%(e)                                     10/21/05    25,000       24,985,245
==================================================================================
                                                                        74,865,245
==================================================================================
    Total U.S. Government Agency Securities
      (Cost $114,863,514)                                              114,863,514
==================================================================================


                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------

MEDIUM-TERM NOTES-6.45%

Money Market Trust LLY-Series 2004-B,
  Floating Rate Notes (Acquired 12/03/02;
  Cost $50,000,000)
  2.44%(b)(c)(f)                               06/03/05   $50,000   $   50,000,000
----------------------------------------------------------------------------------
Procter & Gamble Co. (The); Floating Rate MTN
  2.42%(e)                                     01/10/06    33,000       33,000,000
==================================================================================
    Total Medium-Term Notes (Cost
      $83,000,000)                                                      83,000,000
==================================================================================

MASTER NOTE AGREEMENTS-5.83%(G)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/23/04; Cost $75,000,000)
  2.64%(b)(h)(i)                               02/23/05    75,000       75,000,000
==================================================================================

CERTIFICATES OF DEPOSIT-5.67%

Northern Rock PLC (United Kingdom)
  2.25%                                        04/04/05    18,000       18,000,000
----------------------------------------------------------------------------------
Societe Generale S.A. (France)
  3.00%                                        12/21/05    15,000       15,000,000
----------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  3.00%                                        11/30/05    40,000       40,000,000
==================================================================================
    Total Certificates of Deposit (Cost
      $73,000,000)                                                      73,000,000
==================================================================================

VARIABLE RATE DEMAND NOTES-2.89%(D)(G)(J)

INSURED-0.50%

Michigan (State of) Housing Development
  Authority; Taxable Series 2000 C RB,
  2.38%(k)                                     12/01/20     6,405        6,405,000
==================================================================================

LETTER OF CREDIT-2.39%(L)

California (State of), ABAG Finance Authority
  for Nonprofit Corporations (YMCA of San
  Francisco); Refunding Taxable Series 2004-A
  RB
  (LOC-Wells Fargo Bank, N.A.)
  2.52%                                        10/01/29     9,410        9,410,000
----------------------------------------------------------------------------------
FE, LLC-Series A, Loan Program Notes
  (LOC-Fifth Third Bank)
  2.45%                                        04/01/28     8,260        8,260,000
----------------------------------------------------------------------------------
Miami-Dade (County of), Florida Industrial
  Development Authority (Dolphins Stadium);
  Taxable Series 2000 IDR (LOC-Societe
  Generale S.A.)
  2.38%                                        07/01/22       100          100,000
----------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Viking Range Corp. Project); Taxable
  Series 2000 IDR (LOC-Bank of America N.A.)
  2.62%                                        06/01/15    12,960       12,960,000
==================================================================================
                                                                        30,730,000
==================================================================================
    Total Variable Rate Demand Notes (Cost
      $37,135,000)                                                      37,135,000
==================================================================================

                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------


PROMISSORY NOTES-1.94%

Goldman Sachs Group, Inc. (The) (Acquired
  01/06/05; Cost $25,000,000)
  2.62%(b)(f)(i)                               07/13/05   $25,000   $   25,000,000
==================================================================================

FUNDING AGREEMENTS-1.55%

New York Life Insurance Co. (Acquired
  04/07/04; Cost $20,000,000)
  2.50%(b)(c)(f)                               04/06/05    20,000       20,000,000
==================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $878,183,157)                                  878,183,157
==================================================================================

REPURCHASE AGREEMENTS-34.66%

Banc of America Securities LLC
  2.56%(m)                                     02/01/05    50,000       50,000,000
----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  2.51%(n)                                     02/01/05    20,908       20,908,376
----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  2.52%(o)                                     02/01/05    50,000       50,000,000
----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  2.56%(p)                                     02/01/05    65,000       65,000,000
----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  2.56%(q)                                     02/01/05    35,000       35,000,000
----------------------------------------------------------------------------------
Goldman, Sachs & Co.
  2.52%(r)                                     02/01/05    50,000       50,000,000
----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  2.52%(s)                                     02/01/05    50,000       50,000,000
----------------------------------------------------------------------------------
Morgan Stanley
  2.53%(t)                                     02/01/05    50,000       50,000,000
----------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  2.52%(u)                                     02/01/05    25,000       25,000,000
----------------------------------------------------------------------------------
Wachovia Securities, Inc.
  2.57%(v)                                     02/01/05    50,000       50,000,000
==================================================================================
    Total Repurchase Agreements (Cost
      $445,908,376)                                                    445,908,376
==================================================================================
TOTAL INVESTMENTS-102.92% (Cost
  $1,324,091,533)(w)                                                 1,324,091,533
==================================================================================
OTHER ASSETS LESS LIABILITIES-(2.92%)                                  (37,539,428)
==================================================================================
NET ASSETS-100.00%                                                  $1,286,552,105
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
Disc.   - Discounted
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
RB      - Revenue Bonds
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at January 31, 2005 was $575,184,643, which represented 44.71% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest rate is redetermined monthly. Rate shown is the rate in effect on January 31, 2005.
(d) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(e) Interest rate is redetermined quarterly. Rate shown is the rate in effect on January 31, 2005.
(f) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at January 31, 2005 was $95,000,000, which represented 7.38% of the Fund's Net Assets.
(g) Investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand.
(i) The interest rate is redetermined daily. Rate shown is the rate in effect on January 31, 2005.
(j) Interest rate is redetermined weekly. Rate shown is the rate in effect on January 31, 2005.
(k) Principal and/or interest payments are secured by bond insurance provided by MBIA Insurance Corp.
(l) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m) Repurchase agreement entered into 01/31/05 with a maturing value of $50,003,556. Collateralized by $46,022,266 corporate obligations, 6.88% to 8.38% due 04/15/06 to 12/15/31 with an aggregate market value at 01/31/05 of $52,500,000.
(n) Joint repurchase agreement entered into 01/31/05 with an aggregate maturing value of $250,017,431. Collateralized by $255,560,000 U.S. Government obligations, 2.88% to 7.00% due 07/15/05 to 01/15/10 with an aggregate market value at 01/31/05 of $255,000,960. The amount to be received upon repurchase by the Fund is $20,909,834.
(o) Joint repurchase agreement entered into 01/31/05 with an aggregate maturing value of $250,017,500. Collateralized by $247,511,210 U.S. Government obligations, 3.63% to 7.50% due 02/01/19 to 01/01/35 with an aggregate market value at 01/31/05 of $255,000,000. The amount to be received upon repurchase by the Fund is $50,003,500.
(p) Repurchase agreement entered into 01/31/05 with a maturing value of $65,004,622. Collateralized by $64,194,067 corporate and municipal obligations, 4.00% to 6.40% due 05/15/06 to 09/01/29 with an aggregate market value at 01/31/05 of $68,250,001.
(q) Repurchase agreement entered into 01/31/05 with a maturing value of $35,002,489. Collateralized by $900,743,037 corporate obligations, 0% due 09/15/14 to 04/25/35 with an aggregate market value at 01/31/05 of $36,750,001.
(r) Joint repurchase agreement entered into 01/31/05 with an aggregate maturing value of $250,017,500. Collateralized by $254,261,597 U.S. Government obligations, 0% to 5.00% due 06/16/05 to 01/01/35 with an aggregate market value at 01/31/05 of $255,000,441. The amount to be received upon repurchase by the Fund is $50,003,500.
(s) Joint repurchase agreement entered into 01/31/05 with an aggregate maturing value of $250,017,500. Collateralized by $285,989,000 U.S. Government obligations, 0% to 9.38% due 04/15/05 to 04/15/30 with an aggregate market value at 01/31/05 of $255,001,297. The amount to be received upon repurchase by the Fund is $50,003,500.
(t) Joint repurchase agreement entered into 01/31/05 with an aggregate maturing value of $250,017,569. Collateralized by $257,074,626 U.S. Government obligations, 5.00% to 6.00% due 10/01/34 to 01/01/35 with an aggregate market value at 01/31/05 of $257,230,443. The amount to be received upon repurchase by the Fund is $50,003,514.
(u) Joint repurchase agreement entered into 01/31/05 with an aggregate maturing value of $250,017,500. Collateralized by $278,598,472 U.S. Government obligations, 0% to 5.25% due 03/15/06 to 07/01/34 with an aggregate market value at 01/31/05 of $255,000,000. The amount to be received upon repurchase by the Fund is $25,001,750.
(v) Joint repurchase agreement entered into 01/31/05 with an aggregate maturing value of $500,035,694. Collateralized by $519,701,837 corporate obligations, 0% to 4.85% due 02/25/30 to 01/25/45 with an aggregate market value at 01/31/05 of $525,000,000. The amount to be received upon repurchase by the Fund is $50,003,569.
(w) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $878,183,157)    $  878,183,157
------------------------------------------------------------
Repurchase agreements (cost $445,908,376)        445,908,376
============================================================
    Total investments (cost $1,324,091,533)    1,324,091,533
============================================================
Receivables for:
  Fund shares sold                                 6,591,753
------------------------------------------------------------
  Interest                                         1,284,773
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               240,123
------------------------------------------------------------
Other assets                                         126,179
============================================================
    Total assets                               1,332,334,361
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          44,530,269
------------------------------------------------------------
  Dividends                                           27,694
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 343,485
------------------------------------------------------------
Accrued distribution fees                            338,695
------------------------------------------------------------
Accrued trustees' fees                                 2,895
------------------------------------------------------------
Accrued transfer agent fees                          420,165
------------------------------------------------------------
Accrued operating expenses                           119,053
============================================================
    Total liabilities                             45,782,256
============================================================
Net assets applicable to shares outstanding   $1,286,552,105
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,286,657,170
------------------------------------------------------------
Undistributed net investment income                  (88,563)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (16,502)
============================================================
                                              $1,286,552,105
____________________________________________________________
============================================================

NET ASSETS:

AIM Cash Reserve Shares                       $  605,001,697
____________________________________________________________
============================================================
Class B                                       $  267,305,663
____________________________________________________________
============================================================
Class C                                       $   76,193,587
____________________________________________________________
============================================================
Class R                                       $   16,535,500
____________________________________________________________
============================================================
Investor Class                                $  321,515,658
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

AIM Cash Reserve Shares                          605,222,011
____________________________________________________________
============================================================
Class B                                          267,402,867
____________________________________________________________
============================================================
Class C                                           76,220,108
____________________________________________________________
============================================================
Class R                                           16,540,553
____________________________________________________________
============================================================
Investor Class                                   321,619,395
____________________________________________________________
============================================================
Net asset value and offering price per share
  for each class                              $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $13,892,608
=========================================================================

EXPENSES:

Advisory fees                                                   2,813,914
-------------------------------------------------------------------------
Administrative services fees                                      188,515
-------------------------------------------------------------------------
Custodian fees                                                     63,440
-------------------------------------------------------------------------
Distribution fees:
  AIM Cash Reserve Shares                                         886,516
-------------------------------------------------------------------------
  Class B                                                       1,562,532
-------------------------------------------------------------------------
  Class C                                                         419,870
-------------------------------------------------------------------------
  Class R                                                          45,693
-------------------------------------------------------------------------
Transfer agent fees                                             2,181,272
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             38,497
-------------------------------------------------------------------------
Other                                                             383,920
=========================================================================
    Total expenses                                              8,584,169
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                  (1,970,738)
=========================================================================
    Net expenses                                                6,613,431
=========================================================================
Net investment income                                           7,279,177
=========================================================================
Net increase in net assets resulting from operations          $ 7,279,177
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2005 and the year ended July 31, 2004 (Unaudited)

                                                               JANUARY 31,         JULY 31,
                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    7,279,177    $    7,381,726
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                     --           (16,502)
==============================================================================================
    Net increase in net assets resulting from operations           7,279,177         7,365,224
==============================================================================================
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                         (3,763,024)       (4,544,908)
----------------------------------------------------------------------------------------------
  Class B                                                           (868,957)         (234,827)
----------------------------------------------------------------------------------------------
  Class C                                                           (337,687)         (297,797)
----------------------------------------------------------------------------------------------
  Class R                                                            (76,021)          (21,561)
----------------------------------------------------------------------------------------------
  Investor Class                                                  (2,232,989)       (2,388,098)
==============================================================================================
    Total distributions from net investment income                (7,278,678)       (7,487,191)
==============================================================================================
Distributions to shareholders from net realized gains:
  AIM Cash Reserve Shares                                                 --           (23,639)
----------------------------------------------------------------------------------------------
  Class B                                                                 --           (12,696)
----------------------------------------------------------------------------------------------
  Class C                                                                 --            (2,804)
----------------------------------------------------------------------------------------------
  Class R                                                                 --              (122)
----------------------------------------------------------------------------------------------
  Investor Class                                                          --           (12,995)
==============================================================================================
    Total distributions from net realized gains                           --           (52,256)
==============================================================================================
    Decrease in net assets resulting from distributions           (7,278,678)       (7,539,447)
==============================================================================================
Share transactions-net:
  AIM Cash Reserve Shares                                       (119,559,567)     (464,079,273)
----------------------------------------------------------------------------------------------
  Class B                                                        (68,563,488)     (207,835,642)
----------------------------------------------------------------------------------------------
  Class C                                                        (17,264,762)      (19,820,331)
----------------------------------------------------------------------------------------------
  Class R                                                          1,019,512         9,240,771
----------------------------------------------------------------------------------------------
  Investor Class                                                 (37,723,380)      359,038,712
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (242,091,685)     (323,455,763)
==============================================================================================
    Net increase (decrease) in net assets                       (242,091,186)     (323,629,986)
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,528,643,291     1,852,273,277
==============================================================================================
  End of period (including undistributed net investment
    income of $(88,563) and $(89,062), respectively)          $1,286,552,105    $1,528,643,291
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.40% on the first $1 billion of the Fund's average daily net assets, plus 0.35% on the Fund's average daily net assets in excess of $1 billion. AIM and/or A I M Distributors, Inc. ("AIM Distributors") voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yield. Waivers and/or reimbursements may be changed from time to time. During six months ended January 31, 2005, AIM waived fees of $1,288,000.

    For the six months ended January 31, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $69,003 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2005, AIM was paid $188,515.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the six months ended January 31, 2005, the Fund paid AISI $2,181,272 for AIM Cash Reserves Shares, Class B, Class C, Class R and Investor Class share classes.

    The Trust has entered into master distribution agreements with AIM Distributors to serve as the distributor for the AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve Shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the AIM Cash Reserve Shares, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2005, the AIM Cash Reserve Shares, Class B, Class C and Class R shares paid $886,516, $1,172,303, $210,050 and $45,693, respectively, after AIM Distributors waived and/or reimbursed Plan fees of $390,229 and $209,820 for Class B and Class C shares, respectively.

    Contingent deferred sales charges ("CDSC") are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended January 31, 2005, AIM Distributors advised the Fund that it retained $17,565, $88,781, $14,754 and $0 from AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $13,686.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2005, the Fund paid legal fees of $5,263 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended January 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

NOTE 7--SHARE INFORMATION

The Fund currently consists of six different classes of shares: AIM Cash Reserve Shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class B shares and Class C shares are sold with CDSC. AIM Cash Reserve Shares, Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to AIM Cash Reserve Shares eight years after the end of the calendar month of purchase. Institutional Class shares have not commenced operations.

                                                 CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                      YEAR ENDED
                                                                    JANUARY 31, 2005                    JULY 31, 2004
                                                              -----------------------------    --------------------------------
                                                                 SHARES          AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  AIM Cash Reserve Shares                                      461,069,933    $ 461,069,934     1,723,348,635    $1,723,344,384
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       78,356,086       78,356,086       228,892,152       228,892,271
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       47,185,372       47,185,372       234,053,412       234,058,115
-------------------------------------------------------------------------------------------------------------------------------
  Class R                                                       12,307,339       12,307,339        28,780,786        28,780,786
-------------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                            164,486,262      164,486,262       370,467,337       370,479,287
===============================================================================================================================
Issued as reinvestment of dividends:
  AIM Cash Reserve Shares                                        3,626,230        3,626,231         4,233,613         4,233,613
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                          801,315          801,314           227,988           227,989
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                          321,590          321,589           273,990           273,990
-------------------------------------------------------------------------------------------------------------------------------
  Class R                                                           75,851           75,851            20,662            20,662
-------------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                              2,165,982        2,165,982         2,317,119         2,317,119
===============================================================================================================================
Issued in connection with acquisitions:(b)
  AIM Cash Reserve Shares                                               --               --           669,132           669,697
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                               --               --           253,059           252,879
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                               --               --         8,223,808         8,218,055
-------------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                        --               --       433,127,527       432,821,214
===============================================================================================================================
Automatic conversion of Class B shares to AIM Cash Reserve
  Shares:
  AIM Cash Reserve Shares                                        2,759,572        2,759,573        32,054,831        32,054,836
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (2,759,572)      (2,759,573)      (32,054,831)      (32,054,836)
===============================================================================================================================
Reacquired:
  AIM Cash Reserve Shares                                     (587,015,327)    (587,015,305)   (2,224,381,846)   (2,224,381,803)
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (144,961,312)    (144,961,315)     (405,153,776)     (405,153,945)
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (64,771,722)     (64,771,723)     (262,370,490)     (262,370,491)
-------------------------------------------------------------------------------------------------------------------------------
  Class R                                                      (11,363,678)     (11,363,678)      (19,560,677)      (19,560,677)
-------------------------------------------------------------------------------------------------------------------------------
  Investor Class(a)                                           (204,375,621)    (204,375,624)     (446,569,211)     (446,578,908)
===============================================================================================================================
                                                              (242,091,700)   $(242,091,685)     (323,146,780)   $ (323,455,763)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Investor Class shares commenced sales on September 30, 2003.
(b) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Cash Reserves Fund, pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Cash Reserves Fund shareholders on October 21, 2003. The acquisition was accomplished by tax-free exchange of 442,273,526 shares of the Fund for 442,273,526 shares of INVESCO Cash Reserves Fund outstanding as of the close of business on October 31, 2003. INVESCO Cash Reserves Fund's net assets at that date of $441,961,845 were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $1,395,903,235.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            AIM CASH RESERVE SHARES
                                               ----------------------------------------------------------------------------------
                                               SIX MONTHS                                                            SEVEN MONTHS
                                                  ENDED                        YEAR ENDED JULY 31,                      ENDED
                                               JANUARY 31,       ------------------------------------------------      JULY 31,
                                                  2005             2004         2003          2002         2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $   1.00         $   1.00    $     1.00    $     1.00    $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.0054           0.0056        0.0064        0.0141      0.0467        0.0300(a)
=================================================================================================================================
Less distributions:
  Dividends from net investment income           (0.0054)         (0.0056)      (0.0064)      (0.0141)    (0.0467)      (0.0300)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --          (0.0000)           --            --          --            --
=================================================================================================================================
    Total distributions                          (0.0054)         (0.0056)      (0.0064)      (0.0141)    (0.0467)      (0.0300)
=================================================================================================================================
Net asset value, end of period                  $   1.00         $   1.00    $     1.00    $     1.00    $   1.00      $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                     0.54%            0.57%         0.64%         1.42%       4.77%         3.03%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $605,002         $724,567    $1,188,876    $1,121,879    $937,532      $912,042
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                  0.84%(c)         0.58%         0.88%         1.01%       1.06%         1.07%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                  1.03%(c)         1.14%         1.03%         1.01%       1.06%         1.07%(d)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                            1.06%(c)         0.55%         0.64%         1.40%       4.61%         5.15%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $703,431,352.
(d)  Annualized.

                                                                                      CLASS B
                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS                                                        SEVEN MONTHS
                                                      ENDED                      YEAR ENDED JULY 31,                    ENDED
                                                   JANUARY 31,       --------------------------------------------      JULY 31,
                                                      2005             2004        2003        2002        2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   1.00         $   1.00    $   1.00    $   1.00    $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.0029           0.0006      0.0007      0.0065      0.0392        0.0256(a)
=================================================================================================================================
Less distributions:
  Dividends from net investment income               (0.0029)         (0.0006)    (0.0007)    (0.0065)    (0.0392)      (0.0256)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --          (0.0000)         --          --          --            --
=================================================================================================================================
    Total distributions                              (0.0029)         (0.0006)    (0.0007)    (0.0065)    (0.0392)      (0.0256)
=================================================================================================================================
Net asset value, end of period                      $   1.00         $   1.00    $   1.00    $   1.00    $   1.00      $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         0.29%            0.06%       0.07%       0.66%       3.99%         2.59%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $267,306         $335,866    $543,811    $717,967    $439,445      $289,327
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        1.34%(c)         1.08%       1.46%       1.76%       1.81%         1.82%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      1.78%(c)         1.89%       1.78%       1.76%       1.81%         1.82%(d)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                0.56%(c)         0.05%       0.06%       0.65%       3.86%         4.40%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $309,958,711.
(d)  Annualized.

                                                                                      CLASS C
                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS                                                        SEVEN MONTHS
                                                      ENDED                      YEAR ENDED JULY 31,                    ENDED
                                                   JANUARY 31,       --------------------------------------------      JULY 31,
                                                      2005             2004        2003        2002        2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   1.00         $   1.00    $   1.00    $   1.00    $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.0041           0.0031      0.0008      0.0065      0.0393        0.0256(a)
=================================================================================================================================
Less distributions:
  Dividends from net investment income               (0.0041)         (0.0031)    (0.0008)    (0.0065)    (0.0393)      (0.0256)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --          (0.0000)         --          --          --            --
=================================================================================================================================
    Total distributions                              (0.0041)         (0.0031)    (0.0008)    (0.0065)    (0.0393)      (0.0256)
=================================================================================================================================
Net asset value, end of period                      $   1.00         $   1.00    $   1.00    $   1.00    $   1.00      $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         0.41%            0.31%       0.09%       0.66%       4.00%         2.59%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $ 76,194         $ 93,457    $113,306    $118,947    $ 86,884      $ 45,457
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        1.09%(c)         0.83%       1.44%       1.76%       1.81%         1.82%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      1.78%(c)         1.89%       1.78%       1.76%       1.81%         1.82%(d)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                0.81%(c)         0.30%       0.08%       0.65%       3.86%         4.40%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $83,289,341.
(d)  Annualized.

                                                                                      CLASS R
                                                              -------------------------------------------------------
                                                                                                        JUNE 30, 2002
                                                                                                         (DATE SALES
                                                              SIX MONTHS             YEAR ENDED          COMMENCED)
                                                                 ENDED                JULY 31,               TO
                                                              JANUARY 31,       --------------------      JULY 31,
                                                                 2005             2004        2003          2002
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   1.00         $   1.00    $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.0041           0.0031      0.0038        0.0010
=====================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.0041)         (0.0031)    (0.0038)      (0.0010)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --          (0.0000)         --            --
=====================================================================================================================
    Total distributions                                         (0.0041)         (0.0031)    (0.0038)      (0.0010)
=====================================================================================================================
Net asset value, end of period                                 $   1.00         $   1.00    $   1.00      $   1.00
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(a)                                                    0.41%            0.31%       0.38%         0.10%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $ 16,536         $ 15,516    $  6,280      $     10
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.09%(b)         0.83%       1.13%         1.26%(c)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.28%(b)         1.39%       1.28%         1.26%(c)
=====================================================================================================================
Ratio of net investment income to average net assets               0.81%(b)         0.30%       0.39%         1.15%(c)
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year.
(b)  Ratios are annualized and based on average net assets of $18,128,357.
(c)  Annualized.

                                                                         INVESTOR CLASS
                                                              ------------------------------------
                                                                                SEPTEMBER 30, 2003
                                                              SIX MONTHS           (DATE SALES
                                                                 ENDED            COMMENCED) TO
                                                              JANUARY 31,            JULY 31,
                                                                 2005                  2004
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   1.00              $   1.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.0067                0.0068
==================================================================================================
Less distributions:
  Dividends from net investment income                          (0.0067)              (0.0068)
--------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --               (0.0000)
==================================================================================================
    Total distributions                                         (0.0067)              (0.0068)
==================================================================================================
Net asset value, end of period                                 $   1.00              $   1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                                                    0.67%                 0.68%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $321,516              $359,236
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.59%(b)              0.33%(c)
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.78%(b)              0.86%(c)
==================================================================================================
Ratio of net investment income to average net assets               1.31%(b)              0.80%(c)
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year.
(b)  Ratios are annualized and based on average net assets of $337,177,683.
(c)  Annualized.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;

(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2005
(Unaudited)

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS
  & OTHER EQUITY INTERESTS-90.93%

APARTMENTS-14.21%

American Campus Communities, Inc.                 240,100   $    4,862,025
--------------------------------------------------------------------------
Archstone-Smith Trust                             887,017       30,424,683
--------------------------------------------------------------------------
Avalonbay Communities, Inc.                       312,400       20,905,808
--------------------------------------------------------------------------
BRE Properties, Inc.-Class A                      340,500       12,520,185
--------------------------------------------------------------------------
Canadian Apartment Properties Real Estate
  Investment Trust (Canada)                       469,600        5,729,275
--------------------------------------------------------------------------
Education Realty Trust, Inc.(a)                   260,500        4,373,795
--------------------------------------------------------------------------
Equity Residential                                740,800       23,364,832
--------------------------------------------------------------------------
Essex Property Trust, Inc.                        392,400       28,233,180
--------------------------------------------------------------------------
GMH Communities Trust                             126,800        1,653,472
--------------------------------------------------------------------------
United Dominion Realty Trust, Inc.              1,147,000       25,486,340
==========================================================================
                                                               157,553,595
==========================================================================

DIVERSIFIED-7.73%

British Land Co. PLC (United Kingdom)(b)          176,400        2,861,195
--------------------------------------------------------------------------
Capital & Regional PLC (United Kingdom)(b)        191,300        2,582,439
--------------------------------------------------------------------------
Cousins Properties Inc.-Series B, 7.50%
  Pfd.(c)                                         168,400        4,304,725
--------------------------------------------------------------------------
Hammerson PLC (United Kingdom)                    191,300        3,053,576
--------------------------------------------------------------------------
Hang Lung Properties Ltd. (Hong Kong)(b)        2,078,000        3,117,925
--------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Bermuda)(b)        1,414,000        3,343,811
--------------------------------------------------------------------------
Hysan Development Co. Ltd. (Hong Kong)(b)         419,000          800,942
--------------------------------------------------------------------------
Klepierre (France)(b)                              19,200        1,671,894
--------------------------------------------------------------------------
Land Securities Group PLC (United Kingdom)(b)      87,000        2,259,457
--------------------------------------------------------------------------
Mitsubishi Estate Co., Ltd. (Japan)(b)            222,000        2,799,155
--------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd. (Japan)(b)               266,000        3,302,611
--------------------------------------------------------------------------
Sino Land Co. Ltd. (Hong Kong)(b)                 951,406          848,011
--------------------------------------------------------------------------
Stockland (Australia)(b)                          614,300        2,795,248
--------------------------------------------------------------------------
Sumitomo Reality & Development Co., Ltd.
  (Japan)(b)                                      144,000        2,011,353
--------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Hong Kong)(b)       188,000        1,741,139
--------------------------------------------------------------------------
Unibail (France)                                    9,000        1,071,086
--------------------------------------------------------------------------
Vornado Realty Trust                              681,200       47,098,168
==========================================================================
                                                                85,662,735
==========================================================================

HEALTHCARE-1.13%

Health Care REIT, Inc.                            136,500        4,572,750
--------------------------------------------------------------------------
Ventas, Inc.                                      309,400        7,920,640
==========================================================================
                                                                12,493,390
==========================================================================

INDUSTRIAL PROPERTIES-9.93%

Brixton PLC (United Kingdom)                      641,100        4,226,179
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
INDUSTRIAL PROPERTIES-(CONTINUED)

Catellus Development Corp.                        291,296   $    7,812,559
--------------------------------------------------------------------------
CenterPoint Properties Trust                      862,200       36,600,390
--------------------------------------------------------------------------
First Potomac Realty Trust                         49,400        1,059,630
--------------------------------------------------------------------------
ProLogis                                        1,584,270       60,424,058
==========================================================================
                                                               110,122,816
==========================================================================

INDUSTRIAL/OFFICE MIXED-0.90%

Ascendas Real Estate Investment Trust
  (Singapore)                                     679,900          818,056
--------------------------------------------------------------------------
Duke Realty Corp.                                 229,400        7,134,340
--------------------------------------------------------------------------
PS Business Parks, Inc.                            48,100        2,029,820
==========================================================================
                                                                 9,982,216
==========================================================================

LODGING-RESORTS-10.41%

Equity Inns Inc.                                  350,700        3,822,630
--------------------------------------------------------------------------
Fairmont Hotels & Resorts Inc. (Canada)           405,100       12,651,273
--------------------------------------------------------------------------
Hilton Hotels Corp.                             1,415,000       31,483,750
--------------------------------------------------------------------------
Host Marriott Corp.                             1,807,400       28,918,400
--------------------------------------------------------------------------
LaSalle Hotel Properties                          291,000        8,828,940
--------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         513,400       29,720,726
==========================================================================
                                                               115,425,719
==========================================================================

OFFICE PROPERTIES-15.62%

Alexandria Real Estate Equities, Inc.             249,000       16,573,440
--------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.-Series
  C, 8.38% Pfd.                                    28,200          754,632
--------------------------------------------------------------------------
American Financial Realty Trust                   752,200       11,320,610
--------------------------------------------------------------------------
Arden Realty, Inc.                                237,800        8,018,616
--------------------------------------------------------------------------
Boston Properties, Inc.                           760,900       43,964,802
--------------------------------------------------------------------------
Brandywine Realty Trust                           300,700        8,329,390
--------------------------------------------------------------------------
Brookfield Properties Corp. (Canada)              228,500        8,340,250
--------------------------------------------------------------------------
CarrAmerica Realty Corp.                          223,100        6,771,085
--------------------------------------------------------------------------
Derwent Valley Holdings PLC (United
  Kingdom)(b)                                     160,100        3,290,156
--------------------------------------------------------------------------
Kilroy Realty Corp.                               254,000        9,926,320
--------------------------------------------------------------------------
Mack-Cali Realty Corp.                            462,600       19,419,948
--------------------------------------------------------------------------
SL Green Realty Corp.                             640,400       34,088,492
--------------------------------------------------------------------------
Trizec Properties, Inc.                           137,400        2,433,354
==========================================================================
                                                               173,231,095
==========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.62%

St. Joe Co. (The)                                  47,300        3,254,240
--------------------------------------------------------------------------
Trammell Crow Co.(a)                              214,900        3,640,406
==========================================================================
                                                                 6,894,646
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

REGIONAL MALLS-19.27%

Borealis Retail Estate Investment Trust
  (Canada)(d)                                     124,400   $    1,374,370
--------------------------------------------------------------------------
CapitaMall Trust (Singapore)                    1,063,700        1,305,831
--------------------------------------------------------------------------
CBL & Associates Properties, Inc.-Series D,
  7.38% Pfd.(c)                                   112,200        2,836,562
--------------------------------------------------------------------------
CFS Gandel Retail Trust (Australia)(b)          4,557,600        5,649,223
--------------------------------------------------------------------------
General Growth Properties, Inc.                 2,136,000       67,860,720
--------------------------------------------------------------------------
Liberty International PLC (United Kingdom)(b)     317,800        5,808,026
--------------------------------------------------------------------------
Macerich Co. (The)                                627,300       35,887,833
--------------------------------------------------------------------------
Mills Corp. (The)                                 342,000       19,128,060
--------------------------------------------------------------------------
Simon Property Group, Inc.                      1,112,200       65,953,460
--------------------------------------------------------------------------
Taubman Centers, Inc.-Series G, 8.00% Pfd.         59,700        1,546,230
--------------------------------------------------------------------------
Westfield Group (Australia)(a)                    479,100        6,326,587
==========================================================================
                                                               213,676,902
==========================================================================

SELF STORAGE FACILITIES-1.51%

Extra Space Storage Inc.                          265,500        3,443,535
--------------------------------------------------------------------------
Public Storage, Inc.                              202,000       10,607,020
--------------------------------------------------------------------------
Shurgard Storage Centers, Inc.-Class A             66,200        2,707,580
==========================================================================
                                                                16,758,135
==========================================================================

SHOPPING CENTERS-6.93%

Citycon Oyj (Finland)(b)                          102,500          395,334
--------------------------------------------------------------------------
Developers Diversified Realty Corp.               714,200       28,389,450
--------------------------------------------------------------------------
Federal Realty Investment Trust                   184,400        8,699,992
--------------------------------------------------------------------------
Inland Real Estate Corp.                          286,800        4,350,756
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
SHOPPING CENTERS-(CONTINUED)

Pan Pacific Retail Properties, Inc.               198,500   $   11,491,165
--------------------------------------------------------------------------
Regency Centers Corp.                             306,400       15,136,160
--------------------------------------------------------------------------
Urstadt Biddle Properties-Class A                 525,200        8,424,208
==========================================================================
                                                                76,887,065
==========================================================================

SPECIALTY PROPERTIES-2.67%

Capital Automotive REIT                            82,100        2,682,207
--------------------------------------------------------------------------
Entertainment Properties Trust                    195,500        8,232,505
--------------------------------------------------------------------------
Entertainment Properties Trust-Series B,
  7.75% Pfd.                                       54,000        1,360,800
--------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                       391,300       13,977,236
--------------------------------------------------------------------------
Spirit Finance Corp.(a)                           279,600        3,327,240
==========================================================================
                                                                29,579,988
==========================================================================
    Total Real Estate Investment Trusts,
      Common Stocks & Other Equity Interests
      (Cost $782,943,373)                                    1,008,268,302
==========================================================================

MONEY MARKET FUNDS-8.87%

Liquid Assets Portfolio-Institutional
  Class(e)                                     49,191,775       49,191,775
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)    49,191,775       49,191,775
==========================================================================
    Total Money Market Funds (Cost
      $98,383,550)                                              98,383,550
==========================================================================
TOTAL INVESTMENTS-99.80% (Cost $881,326,923)                 1,106,651,852
==========================================================================
OTHER ASSETS LESS LIABILITIES-0.20%                              2,233,815
==========================================================================
NET ASSETS-100.00%                                          $1,108,885,667
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

Pfd.  - Preferred
REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at January 31, 2005 was $45,277,919, which represented 4.09% of the Fund's Total Investments. See
    Note 1A.
(c) Security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at January 31, 2005 was $7,141,287, which represented 0.65% of the Fund's Total Investments. See Note 1A.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at January 31, 2005 was 0.12% of the Fund's Total Investments. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $782,943,373)                               $1,008,268,302
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $98,383,550)                              98,383,550
============================================================
  Total investments (cost $881,326,923)        1,106,651,852
============================================================
Foreign currencies, at market value (cost
  $1,081)                                                559
------------------------------------------------------------
Receivables for:
  Investments sold                                 3,894,961
------------------------------------------------------------
  Fund shares sold                                 7,549,556
------------------------------------------------------------
  Dividends                                        1,282,497
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                58,084
------------------------------------------------------------
Other assets                                          80,841
============================================================
    Total assets                               1,119,518,350
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            6,359,815
------------------------------------------------------------
  Fund shares reacquired                           3,426,061
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  76,297
------------------------------------------------------------
Accrued distribution fees                            545,482
------------------------------------------------------------
Accrued trustees' fees                                 1,731
------------------------------------------------------------
Accrued transfer agent fees                          151,712
------------------------------------------------------------
Accrued operating expenses                            71,585
============================================================
    Total liabilities                             10,632,683
============================================================
Net assets applicable to shares outstanding   $1,108,885,667
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $  877,388,646
------------------------------------------------------------
Undistributed net investment income                  948,626
------------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                       5,219,225
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              225,329,170
============================================================
                                              $1,108,885,667
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  678,084,146
____________________________________________________________
============================================================
Class B                                       $  222,634,589
____________________________________________________________
============================================================
Class C                                       $  166,278,786
____________________________________________________________
============================================================
Class R                                       $    1,556,237
____________________________________________________________
============================================================
Investor Class                                $   35,121,657
____________________________________________________________
============================================================
Institutional Class                           $    5,210,252
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           28,301,127
____________________________________________________________
============================================================
Class B                                            9,262,837
____________________________________________________________
============================================================
Class C                                            6,932,092
____________________________________________________________
============================================================
Class R                                               64,942
____________________________________________________________
============================================================
Investor Class                                     1,466,804
____________________________________________________________
============================================================
Institutional Class                                  217,402
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        23.96
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $23.96 divided by
      95.25%)                                 $        25.15
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        24.04
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        23.99
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        23.96
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        23.94
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        23.97
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $108,500)        $ 14,708,379
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       648,007
==========================================================================
    Total investment income                                     15,356,386
==========================================================================

EXPENSES:

Advisory fees                                                    4,380,032
--------------------------------------------------------------------------
Administrative services fees                                       137,140
--------------------------------------------------------------------------
Custodian fees                                                      66,087
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,003,335
--------------------------------------------------------------------------
  Class B                                                        1,060,454
--------------------------------------------------------------------------
  Class C                                                          745,999
--------------------------------------------------------------------------
  Class R                                                            1,539
--------------------------------------------------------------------------
  Investor Class                                                    44,309
--------------------------------------------------------------------------
Transfer agent fees-Class A, B, C, R and Investor                  999,374
--------------------------------------------------------------------------
Transfer agent fees--Institutional Class                               181
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                              23,221
--------------------------------------------------------------------------
Other                                                              308,799
==========================================================================
    Total expenses                                               8,770,470
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (237,080)
==========================================================================
    Net expenses                                                 8,533,390
==========================================================================
Net investment income                                            6,822,996
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         34,418,464
--------------------------------------------------------------------------
  Foreign currencies                                              (105,304)
==========================================================================
                                                                34,313,160
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                         77,010,361
--------------------------------------------------------------------------
  Foreign currencies                                                 4,115
==========================================================================
                                                                77,014,476
==========================================================================
Net gain from investment securities and foreign currencies     111,327,636
==========================================================================
Net increase in net assets resulting from operations          $118,150,632
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the Six Months Ended January 31, 2005 and the Year Ended July 31, 2004 (Unaudited)

                                                               JANUARY 31,        JULY 31,
                                                                   2005             2004
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    6,822,996    $ 10,807,406
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                    34,313,160      22,859,653
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                             77,014,476      78,906,825
============================================================================================
    Net increase in net assets resulting from operations         118,150,632     112,573,884
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (3,973,838)     (7,298,271)
--------------------------------------------------------------------------------------------
  Class B                                                           (776,829)     (2,846,339)
--------------------------------------------------------------------------------------------
  Class C                                                           (547,804)     (1,662,526)
--------------------------------------------------------------------------------------------
  Class R                                                             (3,967)            (57)
--------------------------------------------------------------------------------------------
  Investor Class                                                    (263,862)       (550,046)
--------------------------------------------------------------------------------------------
  Institutional Class                                                (25,873)         (3,372)
============================================================================================
    Total distributions from net investment income                (5,592,173)    (12,360,611)
============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (16,888,599)             --
--------------------------------------------------------------------------------------------
  Class B                                                         (5,886,416)             --
--------------------------------------------------------------------------------------------
  Class C                                                         (4,241,068)             --
--------------------------------------------------------------------------------------------
  Class R                                                            (24,680)             --
--------------------------------------------------------------------------------------------
  Investor Class                                                    (990,197)             --
--------------------------------------------------------------------------------------------
  Institutional Class                                                (91,997)             --
============================================================================================
    Total distributions from net realized gains                  (28,122,957)             --
============================================================================================
    Decrease in net assets resulting from distributions          (33,715,130)    (12,360,611)
============================================================================================
Share transactions-net:
  Class A                                                        212,737,249     189,546,124
--------------------------------------------------------------------------------------------
  Class B                                                         27,456,074      22,366,994
--------------------------------------------------------------------------------------------
  Class C                                                         35,989,976      35,706,292
--------------------------------------------------------------------------------------------
  Class R                                                          1,561,484          23,011
--------------------------------------------------------------------------------------------
  Investor Class                                                   1,874,725      26,243,845
--------------------------------------------------------------------------------------------
  Institutional Class                                              4,102,002         987,334
============================================================================================
    Net increase in net assets resulting from share
     transactions                                                283,721,510     274,873,600
============================================================================================
    Net increase in net assets                                   368,157,012     375,086,873
============================================================================================

NET ASSETS:

  Beginning of period                                            740,728,655     365,641,782
============================================================================================
  End of period (including undistributed net investment
    income of $948,626 and $(282,197), respectively)          $1,108,885,667    $740,728,655
____________________________________________________________________________________________
============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Real Estate Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve high total return. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

       The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the Fund's average daily net assets. Effective January 1, 2005 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

NET ASSETS                                                      RATE
---------------------------------------------------------------------
First $250 million                                              0.75%
---------------------------------------------------------------------
Next $250 million                                               0.74%
---------------------------------------------------------------------
Next $500 million                                               0.73%
---------------------------------------------------------------------
Next $1.5 billion                                               0.72%
---------------------------------------------------------------------
Next $2.5 billion                                               0.71%
---------------------------------------------------------------------
Next $2.5 billion                                               0.70%
---------------------------------------------------------------------
Next $2.5 billion                                               0.69%
---------------------------------------------------------------------
Over $10 billion                                                0.68%
_____________________________________________________________________
=====================================================================


    AIM has entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. ("INVESCO") whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the six months ended January 31, 2005, AIM waived fees of $162,717.

    For the six months ended January 31, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $64,737 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2005, AIM was paid $137,140.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the six months ended January 31, 2005, the Fund paid AISI $999,374 for Class A, Class B, Class C, Class R and Investor Class share classes and $181 for Institutional Class shares.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class R Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of the Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the six months ended January 31, 2005, the Class A, Class B, Class C, Class R and Investor Class shares paid $1,003,335, $1,060,454, $745,999, $1,539 and
$44,309, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2005, AIM Distributors advised the Fund that it retained $281,271 in front-end sales commissions from the sale of Class A shares and $41,637, $52,874, $14,934 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                              PROCEEDS         UNREALIZED
                            MARKET VALUE     PURCHASES          FROM          APPRECIATION     MARKET VALUE    DIVIDEND
FUND                          07/31/04        AT COST           SALES        (DEPRECIATION)      01/31/05       INCOME
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class       $15,196,858     $108,102,048    $ (74,107,131)       $   --        $49,191,775     $321,398
-----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class        15,196,858      108,102,048      (74,107,131)           --         49,191,775     326,609
=======================================================================================================================
  Total                     $30,393,716     $216,204,096    $(148,214,262)       $   --        $98,383,550     $648,007
_______________________________________________________________________________________________________________________
=======================================================================================================================


                             REALIZED
FUND                        GAIN (LOSS)
--------------------------
Liquid Assets Portfolio-
  Institutional Class         $   --
--------------------------
STIC Prime Portfolio-
  Institutional Class             --
==========================
  Total                       $   --
__________________________
==========================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2005, the Fund received credits from these arrangements which resulted in the reduction of the Fund's total expenses of $9,626.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2005, the Fund paid legal fees of $3,820 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of July 31, 2004 to utilizing $1,941,450 of capital loss carryforward in the fiscal year ended July 31, 2005.

    The Fund has a capital loss carryforward as of July 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2006                                                    $1,240,191
-----------------------------------------------------------------------------
July 31, 2007                                                     1,790,021
-----------------------------------------------------------------------------
July 31, 2009                                                     2,138,624
=============================================================================
Total capital loss carryforward                                  $5,168,836
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003, the date of the reorganization of INVESCO Real Estate Opportunity Fund into the Fund, are realized on securities held in each fund at such day, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2005 was $321,433,449 and $127,166,533, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $225,697,202
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (1,488,229)
==============================================================================
Net unrealized appreciation of investment securities             $224,208,973
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $882,442,879.

NOTE 9--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JANUARY 31, 2005               JULY 31, 2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     11,776,085    $284,093,917    14,903,883    $299,751,365
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,968,865      47,412,736     3,321,613      66,077,962
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,985,146      48,077,859     3,156,809      63,545,923
----------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                      68,582       1,677,153         1,119          22,954
----------------------------------------------------------------------------------------------------------------------
  Investor Class(c)                                              482,589      11,750,104       930,779      19,266,503
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         166,376       4,016,569        48,081         995,692
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        783,270      19,810,570       338,725       6,808,828
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        237,668       6,055,088       126,922       2,528,943
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        171,864       4,370,941        73,282       1,463,058
----------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                       1,116          28,395             3              57
----------------------------------------------------------------------------------------------------------------------
  Investor Class(c)                                               48,432       1,221,495        25,309         521,885
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                           4,658         117,870           162           3,372
======================================================================================================================
Issued in connection with acquisitions:(d)
  Class A                                                             --              --       601,377      11,125,322
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --        14,428         267,736
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --       122,102       2,261,014
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                      --              --     1,476,425      27,304,798
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         50,186       1,206,442       312,257       6,275,053
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (50,035)     (1,206,442)     (311,271)     (6,275,053)
======================================================================================================================
Reacquired:
  Class A                                                     (3,842,177)    (92,373,680)   (6,786,421)   (134,414,444)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,026,224)    (24,805,308)   (2,032,387)    (40,232,594)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (676,912)    (16,458,824)   (1,590,589)    (31,563,703)
----------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                      (5,878)       (144,064)           --              --
----------------------------------------------------------------------------------------------------------------------
  Investor Class(c)                                             (461,307)    (11,096,874)   (1,035,423)    (20,849,341)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                          (1,316)        (32,437)         (559)        (11,730)
======================================================================================================================
                                                              11,680,988    $283,721,510    13,696,626    $274,873,600
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 11% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
(b) Class R and Institutional Class shares commenced sales on April 30, 2004.
(c) Investor Class shares commenced sales on September 30, 2003.
(d) As of the open of business on November 24, 2003, the Fund acquired all of the net assets of INVESCO Real Estate Opportunity Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Real Estate Opportunity Fund shareholders on October 28, 2003. The acquisition was accomplished by a tax-free exchange of 2,214,332 shares of the Fund for 4,386,619 shares of INVESCO Real Estate Opportunity Fund outstanding as of the close of business on November 21, 2003. INVESCO Real Estate Opportunity Fund's net assets at that date of $40,958,870, including $5,430,748 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $427,505,213.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS                                                      SEVEN MONTHS
                                                        ENDED                     YEAR ENDED JULY 31,                   ENDED
                                                     JANUARY 31,       ------------------------------------------      JULY 31,
                                                        2005             2004        2003       2002       2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  21.41         $  17.50    $  15.25    $ 13.56    $ 13.04      $ 10.61
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.20(a)          0.44(a)     0.45(a)    0.47(a)    0.50         0.30(a)
=================================================================================================================================
  Net gains on securities (both realized and
    unrealized)                                           3.17             3.97        2.24       1.68       0.54         2.38
=================================================================================================================================
    Total from investment operations                      3.37             4.41        2.69       2.15       1.04         2.68
=================================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.16)           (0.50)      (0.44)     (0.46)     (0.52)       (0.25)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  (0.66)              --          --         --         --           --
=================================================================================================================================
    Total distributions                                  (0.82)           (0.50)      (0.44)     (0.46)     (0.52)       (0.25)
=================================================================================================================================
Net asset value, end of period                        $  23.96         $  21.41    $  17.50    $ 15.25    $ 13.56      $ 13.04
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          15.58%           25.46%      18.12%     16.10%      8.23%       25.61%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $678,084         $418,244    $177,901    $86,411    $28,400      $23,187
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          1.52%(c)         1.65%       1.72%      1.77%      1.63%        1.62%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements       1.57%(c)         1.66%       1.72%      1.77%      1.79%        2.05%(d)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  1.64%(c)         2.17%       2.97%      3.25%      3.88%        4.49%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                  14%              28%         87%        77%        85%          39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $568,660,417.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                       CLASS B
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS                                                      SEVEN MONTHS
                                                        ENDED                     YEAR ENDED JULY 31,                   ENDED
                                                     JANUARY 31,       ------------------------------------------      JULY 31,
                                                        2005             2004        2003       2002       2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  21.48         $  17.55    $  15.29    $ 13.59    $ 13.07      $ 10.64
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.12(a)          0.30(a)     0.36(a)    0.38(a)    0.41         0.25(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                           3.19             3.99        2.24       1.68       0.53         2.39
=================================================================================================================================
    Total from investment operations                      3.31             4.29        2.60       2.06       0.94         2.64
=================================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.09)           (0.36)      (0.34)     (0.36)     (0.42)       (0.21)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  (0.66)              --          --         --         --           --
=================================================================================================================================
    Total distributions                                  (0.75)           (0.36)      (0.34)     (0.36)     (0.42)       (0.21)
=================================================================================================================================
Net asset value, end of period                        $  24.04         $  21.48    $  17.55    $ 15.29    $ 13.59      $ 13.07
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          15.20%           24.66%      17.37%     15.40%      7.42%       25.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $222,635         $174,672    $123,093    $69,557    $16,917      $12,722
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          2.17%(c)         2.30%       2.37%      2.41%      2.36%        2.37%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements       2.22%(c)         2.31%       2.37%      2.41%      2.43%        2.70%(d)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  0.99%(c)         1.52%       2.32%      2.61%      3.15%        3.73%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                  14%              28%         87%        77%        85%          39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $210,361,741.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                        CLASS C
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS                                                     SEVEN MONTHS
                                                         ENDED                     YEAR ENDED JULY 31,                  ENDED
                                                      JANUARY 31,       -----------------------------------------      JULY 31,
                                                         2005             2004       2003       2002       2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  21.44         $  17.52    $ 15.26    $ 13.57    $ 13.05      $ 10.62
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.12(a)          0.30(a)    0.36(a)    0.38(a)    0.41         0.25(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                            3.18             3.98       2.24       1.67       0.53         2.39
=================================================================================================================================
    Total from investment operations                       3.30             4.28       2.60       2.05       0.94         2.64
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.09)           (0.36)     (0.34)     (0.36)     (0.42)       (0.21)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   (0.66)              --         --         --         --           --
=================================================================================================================================
    Total distributions                                   (0.75)           (0.36)     (0.34)     (0.36)     (0.42)       (0.21)
=================================================================================================================================
Net asset value, end of period                         $  23.99         $  21.44    $ 17.52    $ 15.26    $ 13.57      $ 13.05
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           15.18%           24.64%     17.41%     15.35%      7.43%       25.13%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $166,279         $116,872    $64,648    $37,733    $22,722      $20,306
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           2.17%(c)         2.30%      2.37%      2.41%      2.36%        2.37%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        2.22%(c)         2.31%      2.37%      2.41%      2.43%        2.70%(d)
=================================================================================================================================
Ratio of net investment income to average net assets       0.99%(c)         1.52%      2.32%      2.61%      3.15%        3.73%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                   14%              28%        87%        77%        85%          39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $147,983,572.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                          CLASS R
                                                              --------------------------------
                                                                                APRIL 30, 2004
                                                              SIX MONTHS         (DATE SALES
                                                                 ENDED          COMMENCED) TO
                                                              JANUARY 31,          JULY 31,
                                                                 2005                2004
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $21.41              $19.34
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.18(a)             0.11(a)
----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          3.17                2.07
==============================================================================================
    Total from investment operations                              3.35                2.18
==============================================================================================
Less distributions:
  Dividends from net investment income                           (0.14)              (0.11)
----------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.66)                 --
==============================================================================================
    Total distributions                                          (0.80)              (0.11)
==============================================================================================
Net asset value, end of period                                  $23.96              $21.41
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  15.48%              11.29%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,556              $   24
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.67%(c)            1.72%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.72%(c)            1.73%(d)
==============================================================================================
Ratio of net investment income to average net assets              1.49%(c)            2.10%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                          14%                 28%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $610,397.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                         INVESTOR CLASS
                                                              ------------------------------------
                                                                                SEPTEMBER 30, 2003
                                                              SIX MONTHS           (DATE SALES
                                                                 ENDED            COMMENCED) TO
                                                              JANUARY 31,            JULY 31,
                                                                 2005                  2004
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 21.40              $ 18.18
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.21(a)              0.39(a)
--------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           3.17                 3.25
==================================================================================================
    Total from investment operations                               3.38                 3.64
==================================================================================================
Less distributions:
  Dividends from net investment income                            (0.18)               (0.42)
--------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.66)                  --
==================================================================================================
    Total distributions                                           (0.84)               (0.42)
==================================================================================================
Net asset value, end of period                                  $ 23.94              $ 21.40
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                   15.59%               20.13%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $35,122              $29,896
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.42%(c)             1.51%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.47%(c)             1.54%(d)
==================================================================================================
Ratio of net investment income to average net assets               1.74%(c)             2.31%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(e)                                           14%                  28%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $35,158,204.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                    INSTITUTIONAL CLASS
                                                              --------------------------------
                                                                                APRIL 30, 2004
                                                              SIX MONTHS         (DATE SALES
                                                                 ENDED          COMMENCED) TO
                                                              JANUARY 31,          JULY 31,
                                                                 2005                2004
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $21.42              $19.34
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.27(a)             0.14(a)
----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          3.17                2.08
==============================================================================================
    Total from investment operations                              3.44                2.22
==============================================================================================
Less distributions:
  Dividends from net investment income                           (0.23)              (0.14)
----------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.66)                 --
==============================================================================================
    Total distributions                                          (0.89)              (0.14)
==============================================================================================
Net asset value, end of period                                  $23.97              $21.42
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  15.88%              11.50%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $5,210              $1,021
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.98%(c)            1.12%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.03%(c)            1.13%(d)
==============================================================================================
Ratio of net investment income to average net assets              2.18%(c)            2.70%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                          14%                 28%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,631,354.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the

United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2005
(Unaudited)


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
BONDS & NOTES-59.50%

ADVERTISING-0.24%

Interpublic Group of Cos., Inc. (The), Sr.
  Unsec. Notes, 7.88%, 10/15/05(a)             $   732,000   $    752,064
=========================================================================

AEROSPACE & DEFENSE-0.17%

Lockheed Martin Corp.-Series A, Medium Term
  Notes, 8.66%, 11/30/06(a)                        495,000        537,664
=========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.53%

Bank of New York Institutional Capital Trust-
  Series A, Bonds, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $1,789,065)(a)(b)               1,500,000      1,653,660
=========================================================================

AUTO PARTS & EQUIPMENT-0.28%

Lear Corp.-Series B, Sr. Unsec. Gtd Notes,
  7.96%, 05/15/05(a)                               837,000        850,777
=========================================================================

AUTOMOBILE MANUFACTURERS-0.66%

DaimlerChrysler N.A. Holding Corp., Unsec.
  Unsub. Gtd. Global Notes, 7.25%,
  01/18/06(a)                                    1,000,000      1,036,730
-------------------------------------------------------------------------
General Motors Corp., Unsec. Global Notes,
  6.25%, 05/01/05(a)                             1,000,000      1,007,300
=========================================================================
                                                                2,044,030
=========================================================================

BROADCASTING & CABLE TV-5.64%

Continental Cablevision, Inc., Sr. Unsec.
  Deb.,
  8.88%, 09/15/05(a)                             2,000,000      2,067,900
-------------------------------------------------------------------------
  9.50%, 08/01/13(a)                             4,900,000      5,290,677
-------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes,
  6.88%, 06/15/05(a)                             2,735,000      2,771,895
-------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes, 6.63%,
  02/15/06(a)                                    2,000,000      2,053,540
-------------------------------------------------------------------------
TCI Communications, Inc.,
  Medium Term Notes, 8.35%, 02/15/05(a)            822,000        823,447
-------------------------------------------------------------------------
  Sr. Notes, 7.25%, 08/01/05(a)                    575,000        586,408
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.00%, 08/01/05(a)           1,400,000      1,432,886
-------------------------------------------------------------------------
Time Warner Cos., Inc., Unsec. Notes, 7.75%,
  06/15/05(a)                                    2,395,000      2,435,308
=========================================================================
                                                               17,462,061
=========================================================================

CONSTRUCTION MATERIALS-1.15%

Rinker Materials Corp., Gtd. Notes, 6.88%,
  07/21/05(a)                                    3,500,000      3,558,835
=========================================================================

CONSUMER FINANCE-12.41%

Capital One Bank, Sr. Global Notes, 8.25%,
  06/15/05(a)                                    5,400,000      5,496,876
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

CONSUMER FINANCE-(CONTINUED)

Capital One Capital I, Sub. Floating Rate
  Bonds, 3.71%, 02/01/27 (Acquired
  09/15/04-09/16/04; Cost
  $1,016,860)(a)(b)(c)(d)                      $ 1,000,000   $  1,003,110
-------------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec.
  Notes,
  7.25%, 05/01/06(a)                             2,000,000      2,083,380
-------------------------------------------------------------------------
  8.75%, 02/01/07(a)                             1,100,000      1,202,091
-------------------------------------------------------------------------
Ford Motor Credit Co.,
  Global Notes, 7.60%, 08/01/05(a)                 500,000        509,815
-------------------------------------------------------------------------
  Notes,
    6.38%, 12/15/05(a)                           1,000,000      1,021,770
-------------------------------------------------------------------------
    6.75%, 05/15/05(a)                           2,100,000      2,119,908
-------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes,
    2.90%, 04/28/05(a)(c)                        4,000,000      4,000,840
-------------------------------------------------------------------------
  Unsec. Global Notes,
    6.50%, 01/25/07(a)                           1,000,000      1,033,290
-------------------------------------------------------------------------
    6.88%, 02/01/06(a)                             400,000        410,704
-------------------------------------------------------------------------
    7.50%, 03/15/05(a)                           2,800,000      2,814,700
-------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 03/15/05(a)               2,235,000      2,247,248
-------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Floating Rate Medium Term Notes,
  4.44%, 03/04/05(a)(c)                          3,725,000      3,728,874
-------------------------------------------------------------------------
  Global Notes,
    4.50%, 07/15/06(a)                           1,900,000      1,895,041
-------------------------------------------------------------------------
    6.13%, 09/15/06(a)                           1,000,000      1,016,754
-------------------------------------------------------------------------
    7.50%, 07/15/05(a)                           2,800,000(e)    2,851,352
-------------------------------------------------------------------------
  Medium Term Notes,
    4.15%, 02/07/05(a)                           2,025,000      2,025,911
-------------------------------------------------------------------------
    5.25%, 05/16/05(a)                           2,900,000      2,916,762
=========================================================================
                                                               38,378,426
=========================================================================

DIVERSIFIED BANKS-6.14%

AB Spintab (Sweden), Bonds, 7.50% (Acquired
  02/12/04; Cost $2,232,040)(a)(b)(f)            2,000,000      2,113,822
-------------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub.
  Yankee Notes, 7.35%(a)(f)                        800,000        846,424
-------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $776,335)(a)(b)(d)      700,000        716,954
-------------------------------------------------------------------------
Bankers Trust Corp., Unsec. Sub. Notes,
  8.25%, 05/01/05(a)                             1,200,000      1,215,852
-------------------------------------------------------------------------
Chohung Bank (South Korea), Unsec. Sub.
  Second Tier Notes, 11.50%, 04/01/10
  (Acquired 07/01/04; Cost
  $1,064,690)(a)(b)(d)                           1,000,000      1,013,110
-------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
  Unsec. Yankee Notes, 8.88%, 06/01/05(a)        2,500,000      2,542,950
-------------------------------------------------------------------------
Daiwa P.B. Ltd. (Cayman Islands), Gtd. Sub.
  Floating Rate Medium Term Euro Notes,
  3.09%(f)(g)                                    1,400,000      1,386,000
-------------------------------------------------------------------------


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Danske Bank A/S (Denmark), Sub. Notes, 6.38%,
  06/15/08 (Acquired 08/30/02; Cost
  $53,673)(a)(b)                               $    50,000   $     50,639
-------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes,
  8.23%, 02/01/27(a)                               650,000        726,342
-------------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06(a)                              900,000        990,405
-------------------------------------------------------------------------
Wells Fargo Bank, N.A., Unsec. Sub. Global
  Notes, 7.80%, 06/15/10(a)                      6,250,000      6,397,500
-------------------------------------------------------------------------
Woori Bank (South Korea), Unsec. Sub. Second
  Tier Notes, 11.75%, 03/01/10 (Acquired
  07/01/04; Cost $1,058,900)(a)(b)(d)            1,000,000      1,008,700
=========================================================================
                                                               19,008,698
=========================================================================

ELECTRIC UTILITIES-3.92%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05(a)        1,430,000      1,477,447
-------------------------------------------------------------------------
Consolidated Edison Co. of New York-Series A,
  Unsec. Deb., 7.75%, 06/01/26(a)                2,000,000      2,154,100
-------------------------------------------------------------------------
Hydro-Quebec (Canada)-Series B, Gtd. Medium
  Term Yankee Notes, 6.52%, 02/23/06(a)          1,150,000      1,185,949
-------------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05(a)                      1,740,000      1,794,479
-------------------------------------------------------------------------
MidAmerican Energy Holdings Co., Sr. Unsec.
  Notes, 7.23%, 09/15/05(a)                      1,000,000      1,022,400
-------------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series F, Sr.
  Unsec. Notes, 7.63%, 10/01/05(a)                 756,098        777,216
-------------------------------------------------------------------------
Pacific Gas & Electric Co., First Mortgage
  Floating Rate Notes, 3.26%, 04/03/06(a)(c)     1,250,000      1,251,391
-------------------------------------------------------------------------
Westar Energy, Inc., Sec. First Mortgage
  Global Bonds, 7.88%, 05/01/07(a)               1,200,000      1,299,492
-------------------------------------------------------------------------
Yorkshire Power Finance (Cayman Islands)-
  Series B, Sr. Unsec. Gtd. Unsub. Global
  Notes, 6.50%, 02/25/08(a)                      1,100,000      1,155,935
=========================================================================
                                                               12,118,409
=========================================================================

FOOD RETAIL-0.39%

Safeway Inc., Sr. Unsec. Notes, 2.50%,
  11/01/05(a)                                    1,200,000      1,192,308
=========================================================================

GAS UTILITIES-1.82%

Columbia Energy Group-Series C, Notes, 6.80%,
  11/28/05(a)                                    2,000,000      2,054,400
-------------------------------------------------------------------------
Kinder Morgan Energy Partners, L.P., Sr.
  Unsec. Notes, 8.00%, 03/15/05(a)                 530,000        533,207
-------------------------------------------------------------------------
NiSource Capital Markets, Inc., Medium Term
  Notes, 7.68%, 04/15/05(a)                      3,000,000      3,026,370
=========================================================================
                                                                5,613,977
=========================================================================

HOMEBUILDING-3.02%

D.R. Horton, Inc., Sr. Unsec. Gtd. Notes,
  7.50%, 12/01/07(a)                             1,415,000      1,535,275
-------------------------------------------------------------------------
Lennar Corp.-Series B, Sr. Unsec. Gtd. Global
  Notes, 9.95%, 05/01/10(a)                      3,350,000      3,574,584
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

HOMEBUILDING-(CONTINUED)

Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%,
  10/24/05(a)                                  $ 1,500,000   $  1,538,520
-------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
  Notes, 9.75%, 09/01/10(a)                      2,500,000      2,706,925
=========================================================================
                                                                9,355,304
=========================================================================

INDUSTRIAL CONGLOMERATES-0.60%

URC Holdings Corp., Sr. Notes, 7.88%,
  06/30/06 (Acquired 10/08/03; Cost
  $1,981,473)(a)(b)(d)                           1,750,000      1,851,570
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.62%

TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07(a)                                    1,300,000      1,403,857
-------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
  6.36%, 04/15/06(a)                               500,000        516,505
=========================================================================
                                                                1,920,362
=========================================================================

INVESTMENT BANKING & BROKERAGE-0.59%

Lehman Brothers Inc.,
  Sr. Sub. Deb., 11.63%, 05/15/05(a)               125,000        127,765
-------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06(a)        700,000        737,422
-------------------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series B,
  Medium Term Notes,
  4.54%, 03/08/05(a)                               250,000        250,520
-------------------------------------------------------------------------
  7.08%, 10/03/05(a)                               690,000        708,299
=========================================================================
                                                                1,824,006
=========================================================================

LIFE & HEALTH INSURANCE-0.81%

ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06(a)                             2,340,000      2,511,148
=========================================================================

MOVIES & ENTERTAINMENT-0.57%

Time Warner Inc., Sr. Unsec. Gtd. Global
  Notes, 5.63%, 05/01/05(a)                      1,000,000      1,006,720
-------------------------------------------------------------------------
Walt Disney Co. (The), Global Notes, 7.30%,
  02/08/05(a)                                      750,000        750,720
=========================================================================
                                                                1,757,440
=========================================================================

MULTI-LINE INSURANCE-0.17%

AXA Equitable Life Insurance Co., Notes,
  6.95%, 12/01/05 (Acquired 11/29/04; Cost
  $523,528)(a)(b)(d)                               505,000        518,978
=========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.13%

Dominion Resources, Inc.-Series B, Sr. Unsec.
  Unsub. Global Notes, 7.63%, 07/15/05(a)          400,000        408,332
=========================================================================

MUNICIPALITIES-2.02%

Bethlehem (City of), Pennsylvania; Unlimited
  Taxable Series 2004 B GO,
  3.35%, 11/01/06(a)(h)                          1,000,000        995,100
-------------------------------------------------------------------------


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
MUNICIPALITIES-(CONTINUED)

Chicago (City of), Illinois O'Hare
  International Airport; Refunding Taxable
  General Airport Third Lien Series 2004 E
  RB, 3.88%, 01/01/08(a)(h)                    $ 1,000,000   $  1,001,430
-------------------------------------------------------------------------
Onondaga (County of), New York; Unlimited
  Taxable Pension Series 2004 GO, 3.50%,
  10/15/06(a)                                    1,250,000      1,248,113
-------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
  Corp.; Taxable Rental Car Facility Series
  2004 RB, 3.69%, 07/01/07(a)(h)                 1,500,000      1,496,190
-------------------------------------------------------------------------
Sacramento (County of), California; Taxable
  Pension Funding CARS Series 2004 C-1 RB,
  4.82, 07/10/30(a)(h)(i)                        1,600,000      1,518,368
=========================================================================
                                                                6,259,201
=========================================================================

OIL & GAS DRILLING-0.67%

R&B Falcon Corp.-Series B, Sr. Unsec. Notes,
  6.75%, 04/15/05(a)                             2,070,000      2,085,939
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.00%

Kerr-McGee Corp., Unsec. Gtd. Global Notes,
  5.38%, 04/15/05(a)                             1,565,000      1,572,590
-------------------------------------------------------------------------
Parker & Parsley Petroleum Co., Sr. Unsec.
  Notes, 8.88%, 04/15/05(a)                      1,500,000      1,517,775
=========================================================================
                                                                3,090,365
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.51%

CIT Group Inc., Sr. Unsec. Unsub. Global
  Notes, 7.63%, 08/16/05(a)                        775,000        794,553
-------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands),
  Sr. Unsec. Global Notes, 8.02%, 05/15/07(a)    2,666,667      2,809,013
-------------------------------------------------------------------------
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09(a)                             1,282,500      1,456,920
-------------------------------------------------------------------------
PLC Trust 2003-1, Sec. Notes, 2.71%, 03/31/06
  (Acquired 03/23/04-11/22/04; Cost
  $2,738,636)(a)(b)(d)                           2,702,057      2,693,310
=========================================================================
                                                                7,753,796
=========================================================================

PROPERTY & CASUALTY INSURANCE-0.89%

Executive Risk Capital Trust-Series B, Gtd.
  Bonds, 8.68%, 02/01/27(a)                        625,000        708,313
-------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub.
  Deb., 5.15%, 08/15/33 (Acquired 03/23/04;
  Cost $2,099,800)(a)(b)(d)                      2,000,000      2,039,420
=========================================================================
                                                                2,747,733
=========================================================================

PUBLISHING-0.32%

News America Holdings, Sr. Gtd. Notes, 8.50%,
  02/15/05(a)                                    1,000,000      1,002,050
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------


REAL ESTATE-1.40%

HRPT Properties Trust, Sr. Unsec. Notes,
  6.70%, 02/23/05(a)                           $   100,000   $    100,216
-------------------------------------------------------------------------
Spieker Properties, Inc.,
  Medium Term Notes, 8.00%, 07/19/05(a)          2,340,000      2,389,795
-------------------------------------------------------------------------
  Unsec. Unsub. Notes, 6.88%, 02/01/05(a)        1,845,000      1,844,852
=========================================================================
                                                                4,334,863
=========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.34%

Southern Investments UK PLC (United Kingdom),
  Sr. Unsec. Unsub. Yankee Notes, 6.80%,
  12/01/06(a)                                    1,000,000      1,046,570
=========================================================================

REGIONAL BANKS-2.84%

Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes, 3.95%, 03/01/34(a)(c)     1,500,000      1,553,790
-------------------------------------------------------------------------
Popular, Inc., Unsec. Sub. Notes, 6.75%,
  12/15/05(a)                                    1,000,000      1,025,280
-------------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Sec. Sub. Floating Rate Euro
  Notes, 3.25%(a)(f)(g)                          6,250,000      6,213,413
=========================================================================
                                                                8,792,483
=========================================================================

RESTAURANTS-0.92%

McDonald's Corp., Unsec. Deb., 7.05%,
  11/15/25(a)                                    2,700,000      2,854,359
=========================================================================

SOVEREIGN DEBT-2.49%

Export-Import Bank of Korea (The) (South
  Korea), Unsec. Global Notes, 6.50%,
  11/15/06(a)                                    2,000,000      2,084,940
-------------------------------------------------------------------------
Japan Bank for International Cooperation
  (Japan), Unsec. Gtd. Euro Bonds, 6.50%,
  10/06/05(a)                                       75,000         76,683
-------------------------------------------------------------------------
Russian Federation (Russia),
  Unsec. Unsub. Bonds, 8.75%, 07/24/05
  (Acquired 09/10/04-01/21/05;
  Cost $2,069,550)(a)(b)                         2,000,000      2,049,000
-------------------------------------------------------------------------
  Unsec. Unsub. Euro Bonds-REGS,
    8.75%, 07/24/05 (Acquired 05/14/04; Cost
    $2,113,000)(a)(b)                            2,000,000      2,052,200
-------------------------------------------------------------------------
    10.00%, 06/26/07 (Acquired 05/14/04-
    05/18/04; Cost $1,440,281)(a)(b)             1,275,000      1,435,905
=========================================================================
                                                                7,698,728
=========================================================================

TOBACCO-1.15%

Altria Group, Inc.,
  Unsec. Global Notes, 7.00%, 07/15/05(a)        2,000,000      2,034,520
-------------------------------------------------------------------------
  Unsec. Notes, 6.38%, 02/01/06(a)               1,500,000      1,533,930
=========================================================================
                                                                3,568,450
=========================================================================

TRUCKING-1.10%

Hertz Corp. (The), Sr. Global Notes, 8.25%,
  06/01/05(a)                                      700,000        711,151
-------------------------------------------------------------------------
Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(a)                             2,400,000      2,679,072
=========================================================================
                                                                3,390,223
=========================================================================


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-1.99%

AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Global Notes, 6.88%, 04/18/05(a)      $ 1,625,000   $  1,637,334
-------------------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10(a)              4,145,000      4,506,527
=========================================================================
                                                                6,143,861
=========================================================================
    Total Bonds & Notes (Cost $185,875,315)                   184,086,670
=========================================================================

U.S. MORTGAGE-BACKED SECURITIES-29.85%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-6.05%

Pass Through Ctfs.,
  8.00%, 11/20/12(a)                             1,000,274      1,059,813
-------------------------------------------------------------------------
  9.00%, 05/01/15(a)                               673,440        722,391
-------------------------------------------------------------------------
  7.50%, 06/01/16 to 07/01/24(a)                 2,147,183      2,280,866
-------------------------------------------------------------------------
  7.00%, 12/01/16 to 10/01/34(a)                 4,561,155      4,844,056
-------------------------------------------------------------------------
  6.00%, 02/01/17 to 03/01/23(a)                 5,551,667      5,757,798
-------------------------------------------------------------------------
  8.50%, 02/01/19 to 08/17/26(a)                 3,680,312      4,058,860
=========================================================================
                                                               18,723,784
=========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-14.14%

Pass Through Ctfs.,
  7.50%, 02/01/15 to 11/01/34(a)                 5,025,109      5,375,219
-------------------------------------------------------------------------
  7.00%, 04/01/15 to 09/01/34(a)                17,956,936     19,039,449
-------------------------------------------------------------------------
  8.50%, 09/01/15 to 07/01/30(a)                 1,929,338      2,102,100
-------------------------------------------------------------------------
  6.50%, 11/01/16 to 07/01/32(a)                 7,664,282      8,078,643
-------------------------------------------------------------------------
  8.00%, 09/01/17 to 08/01/32(a)                 6,827,843      7,397,563
-------------------------------------------------------------------------
  9.00%, 02/01/21 to 01/01/30(a)                   629,507        701,372
-------------------------------------------------------------------------
  10.00%, 05/01/26(a)                              902,906      1,034,942
=========================================================================
                                                               43,729,288
=========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-9.66%

Pass Through Ctfs.,
  6.50%, 10/15/13 to 02/15/34(a)                10,483,973     11,090,625
-------------------------------------------------------------------------
  7.00%, 05/15/17 to 06/15/32(a)                 7,331,051      7,809,127
-------------------------------------------------------------------------
  6.00%, 06/15/18 to 07/15/33(a)                 3,789,529      3,968,727
-------------------------------------------------------------------------
  7.75%, 09/15/19 to 02/15/21(a)                   919,958      1,001,979
-------------------------------------------------------------------------
  7.50%, 06/15/23 to 07/15/32(a)                 4,509,194      4,865,398
-------------------------------------------------------------------------
  8.50%, 07/20/27(a)                               468,192        510,204
-------------------------------------------------------------------------
  8.00%, 10/15/30(a)                               590,896        643,187
=========================================================================
                                                               29,889,247
=========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $89,748,150)                                       92,342,319
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

ASSET-BACKED SECURITIES-4.19%

ASSET-BACKED SECURITIES -- CONSUMER
  RECEIVABLES-0.70%

Pacific Coast CDO Ltd. (Cayman Islands)-
  Series 1A, Class A, Floating Rate Bond,
  3.13%, 10/25/36 (Acquired
  03/24/04-05/26/04; Cost
  $2,150,416)(b)(c)(d)                         $ 2,171,223   $  2,149,511
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.55%

Citicorp Lease-Series 1999-1, Class A1, Pass
  Through Ctfs., 7.22%, 06/15/05 (Acquired
  10/03/02-07/15/04; Cost $4,611,706)(a)(b)      4,325,762      4,389,394
-------------------------------------------------------------------------
Twin Reefs Pass Through Trust, Floating Rate
  Pass Through Ctfs., 3.42% (Acquired
  12/07/04; Cost $2,000,000)(a)(b)(d)(f)(j)      2,000,000      2,011,606
-------------------------------------------------------------------------
Yorkshire Power Pass Through Trust (Cayman
  Islands)-Series 2000-1, Pass Through Ctfs.,
  8.25%, 02/15/05 (Acquired
  09/22/03-11/12/03; Cost
  $1,604,630)(a)(b)(d)                           1,500,000      1,502,715
=========================================================================
                                                                7,903,715
=========================================================================

THRIFTS & MORTGAGE FINANCE-0.94%

Sovereign Bank-Class A-1, Pass Through Ctfs.,
  10.20%, 06/30/05 (Acquired 09/22/04; Cost
  $2,995,141)(a)(b)(d)                           2,842,364      2,911,803
=========================================================================
    Total Asset-Backed Securities (Cost
      $12,977,178)                                             12,965,029
=========================================================================

                                                 SHARES

PREFERRED STOCKS-4.52%

INTEGRATED OIL & GAS-1.10%

Shell Frontier Oil & Gas Inc.,
  Series A, 2.91% Floating Rate Pfd.(c)                 24      2,400,000
-------------------------------------------------------------------------
  Series C, 2.91% Floating Rate Pfd.(c)                 10      1,000,000
=========================================================================
                                                                3,400,000
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.87%

ABN AMRO XVIII Custodial Receipts-Series
  MM18, 2.79% Floating Rate Pfd. (Acquired
  09/10/04-09/13/04; Cost
  $1,599,990)(b)(d)(k)                                  16      1,600,000
-------------------------------------------------------------------------
Zurich RegCaPS Funding Trust III,
  2.75% Floating Rate Pfd. (Acquired
  03/17/04-09/28/04; Cost
  $2,673,536)(b)(c)(d)                               2,750      2,725,387
-------------------------------------------------------------------------
Zurich RegCaPS Funding Trust IV,
  2.82% Floating Rate Pfd. (Acquired
  01/19/05; Cost $732,361)(b)(c)(d)                    750        732,533
-------------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI,
  3.00% Floating Rate Pfd. (Acquired
  01/19/05; Cost $728,600)(b)(c)(d)                    750        728,595
=========================================================================
                                                                5,786,515
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-1.55%

Fannie Mae
  Series J, 4.72% Pfd.(a)                           47,500   $  2,400,237
-------------------------------------------------------------------------
  Series K, 3.00% Pfd.(a)                           47,500      2,397,268
=========================================================================
                                                                4,797,505
=========================================================================
    Total Preferred Stocks (Cost $13,915,362)                  13,984,020
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-0.65%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.65%

Unsec. Floating Rate Global Notes,
  4.33%, 02/17/09 (Cost $2,000,000)(a)(j)      $ 2,000,000      1,999,680
=========================================================================

-------------------------------------------------------------------------
                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

MONEY MARKET FUNDS-1.19%

Liquid Assets Portfolio-Institutional
  Class(l)                                       1,846,603   $  1,846,603
-------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(l)      1,846,603      1,846,603
=========================================================================
    Total Money Market Funds (Cost
      $3,693,206)                                               3,693,206
=========================================================================
TOTAL INVESTMENTS-99.90% (Cost $308,209,211)                  309,070,924
=========================================================================
OTHER ASSETS LESS LIABILITIES-0.10%                               295,614
=========================================================================
NET ASSETS-100.00%                                           $309,366,538
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

CARS     - Convertible Auction Rate Securities
Ctfs.    - Certificates
Deb.     - Debentures
GO       - General Obligation Bonds
Gtd.     - Guaranteed
Pfd.     - Preferred
RB       - Revenue Bonds
RegCaPS  - Regulatory Capital Preferred Securities
REGS     - Regulation S
Sec.     - Secured
Sr.      - Senior
Sub.     - Subordinated
Unsec.   - Unsecured
Unsub.   - Unsubordinated

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at January 31, 2005 was $292,655,692, which represented 94.69% of the Fund's Total Investments. See Note 1A.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at January 31, 2005 was $38,951,922, which represented 12.59% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on January 31, 2005.
(d) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at January 31, 2005 was $25,207,302, which represented 8.15% of the Fund's Net Assets.
(e) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 7.
(f) Perpetual bond with no specified maturity date.
(g) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on January 31, 2005.
(h) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Financial Guaranty Insurance Co. or MBIA Insurance Corp.
(i) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date. The Bond will be remarketed or convert to a fixed coupon rate at a specified future date.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on January 31, 2005.
(k) Dividend rate is redetermined annually. Rate shown is the rate in effect on January 31, 2005.
(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $304,516,005)                                $305,377,718
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $3,693,206)                               3,693,206
===========================================================
    Total investments (cost $308,209,211)       309,070,924
===========================================================
Cash                                                512,546
-----------------------------------------------------------
Receivables for:
  Investments sold                                2,853,144
-----------------------------------------------------------
  Fund shares sold                                2,152,911
-----------------------------------------------------------
  Dividends and interest                          3,573,169
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               14,006
-----------------------------------------------------------
Other assets                                         58,946
===========================================================
    Total assets                                318,235,646
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           4,210,644
-----------------------------------------------------------
  Fund shares reacquired                          4,336,584
-----------------------------------------------------------
  Dividends                                          91,423
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 21,923
-----------------------------------------------------------
  Variation margin                                  112,077
-----------------------------------------------------------
Accrued distribution fees                            38,356
-----------------------------------------------------------
Accrued trustees' fees                                1,500
-----------------------------------------------------------
Accrued transfer agent fees                          20,542
-----------------------------------------------------------
Accrued operating expenses                           36,059
===========================================================
    Total liabilities                             8,869,108
===========================================================
Net assets applicable to shares outstanding    $309,366,538
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $312,917,960
-----------------------------------------------------------
Undistributed net investment income                (821,437)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and futures contracts    (3,401,088)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and futures contracts                  671,103
===========================================================
                                               $309,366,538
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 18,100,429
___________________________________________________________
===========================================================
Class C                                        $269,573,546
___________________________________________________________
===========================================================
Class R                                        $    147,236
___________________________________________________________
===========================================================
Institutional Class                            $ 21,545,327
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           1,814,626
___________________________________________________________
===========================================================
Class C                                          27,040,328
___________________________________________________________
===========================================================
Class R                                              14,742
___________________________________________________________
===========================================================
Institutional Class                               2,159,791
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       9.97
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.97 divided by
      97.50%)                                  $      10.23
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       9.97
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $       9.99
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $       9.98
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $5,002,456
------------------------------------------------------------------------
Dividends                                                        146,354
------------------------------------------------------------------------
Dividends from affiliated money market funds                      27,667
========================================================================
    Total investment income                                    5,176,477
========================================================================

EXPENSES:

Advisory fees                                                    669,288
------------------------------------------------------------------------
Administrative services fees                                      53,607
------------------------------------------------------------------------
Custodian fees                                                    21,805
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         26,298
------------------------------------------------------------------------
  Class C                                                      1,520,581
------------------------------------------------------------------------
  Class R                                                            178
------------------------------------------------------------------------
Transfer agent fees -- Class A, C and R                          145,748
------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                         3,683
------------------------------------------------------------------------
Trustees' fees and retirement benefits                            13,795
------------------------------------------------------------------------
Other                                                            170,648
========================================================================
    Total expenses                                             2,625,631
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
      arrangement                                               (686,441)
========================================================================
    Net expenses                                               1,939,190
========================================================================
Net investment income                                          3,237,287
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                           (1,995)
------------------------------------------------------------------------
  Futures contracts                                              (42,656)
========================================================================
                                                                 (44,651)
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                            9,912
------------------------------------------------------------------------
  Futures contracts                                             (342,145)
========================================================================
                                                                (332,233)
========================================================================
Net gain (loss) from investment securities and futures
  contracts                                                     (376,884)
========================================================================
Net increase in net assets resulting from operations          $2,860,403
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2005 and the year ended July 31, 2004 (Unaudited)

                                                              JANUARY 31,       JULY 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 3,237,287     $  5,437,094
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    futures contracts                                             (44,651)         960,226
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                  (332,233)       1,419,939
==========================================================================================
    Net increase in net assets resulting from operations        2,860,403        7,817,259
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (204,218)         (22,084)
------------------------------------------------------------------------------------------
  Class C                                                      (3,678,198)      (8,645,314)
------------------------------------------------------------------------------------------
  Class R                                                            (886)             (63)
------------------------------------------------------------------------------------------
  Institutional Class                                            (232,399)         (20,032)
==========================================================================================
    Total distributions from net investment income             (4,115,701)      (8,687,493)
==========================================================================================
Share transactions-net:
  Class A                                                      11,217,861        6,952,088
------------------------------------------------------------------------------------------
  Class C                                                     (47,636,378)     (18,290,840)
------------------------------------------------------------------------------------------
  Class R                                                         136,393           11,404
------------------------------------------------------------------------------------------
  Institutional Class                                          14,866,452        6,755,108
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (21,415,672)      (4,572,240)
==========================================================================================
    Net increase (decrease) in net assets                     (22,670,970)      (5,442,474)
==========================================================================================

NET ASSETS:

  Beginning of period                                         332,037,508      337,479,982
==========================================================================================
  End of period (including undistributed net investment
    income of $(821,437) and $56,977, respectively)           $309,366,538    $332,037,508
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Short Term Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income consistent with the preservation of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.40% of the Fund's average daily net assets. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class C, Class R and Institutional Class shares to 0.95% (before distribution fee waivers), 1.60% (before distribution fee waivers), 1.10% and 0.60% of average daily net assets, respectively, through July 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the six months ended January 31, 2005, AIM waived fees of $47,173.

    For the six months ended January 31, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $20,389 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2005, AIM was paid $53,607.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the six months ended January 31, 2005, the Fund paid AISI $145,748 for Class A, Class C and Class R share classes and $3,683 for Institutional Class shares.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the Fund's average daily net assets of Class C shares and 0.50% of the Fund's average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has contractually agreed to waive 0.10% and 0.40% of the Rule 12b-1 plan fees on Class A and Class C shares, respectively. Pursuant to the Plans, for the six months ended January 31, 2005, the Class A, Class C and Class R shares paid $18,784, $912,349 and $178, respectively, after AIM Distributors waived Plan fees of $7,514 and $608,232 for Class A and Class C shares, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2005, AIM Distributors advised the

Fund that it retained $9,517 in front-end sales commissions from the sale of Class A shares and $1,925, $594 and $0 from Class A, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               07/31/04          AT COST          FROM SALES       (DEPRECIATION)      01/31/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio--
  Institutional
  Class             $43,711        $41,972,041       $(40,169,149)         $   --         $1,846,603       $13,798       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class              43,711         41,972,041        (40,169,149)             --          1,846,603        13,869           --
==================================================================================================================================
  Total             $87,422        $83,944,082       $(80,338,298)         $   --         $3,693,206       $27,667       $   --
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $3,133.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2005, the Fund paid legal fees of $2,865 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--FUTURES CONTRACTS

On January 31, 2005, $800,000 principal amount of U.S. corporate obligations were pledged as collateral to cover margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------------------------------------
                                                                                                            UNREALIZED
                                                               NO. OF        MONTH/          MARKET        APPRECIATION
CONTRACT                                                      CONTRACTS    COMMITMENT        VALUE        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                       797       Mar-05/Long    $166,622,813      $(190,610)
________________________________________________________________________________________________________________________
========================================================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of July 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2011                                                    $   20,292
-----------------------------------------------------------------------------
July 31, 2012                                                     1,787,880
=============================================================================
Total capital loss carryforward                                  $1,808,172
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2005, was $173,834,115 and $191,894,289, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 2,934,212
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (2,072,721)
===============================================================================
Net unrealized appreciation of investment securities              $   861,491
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $308,209,433.

NOTE 10--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                    JANUARY 31, 2005                 JULY 31, 2004
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A(a)                                                    2,089,084    $  20,930,106        743,963    $   7,430,672
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       7,779,273       77,940,845     35,091,467      352,966,553
--------------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                       15,325          153,668          1,131           11,341
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                        1,723,767       17,274,501        675,095        6,741,273
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A(a)                                                       17,271          172,901          1,921           19,226
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         308,180        3,085,158        715,503        7,192,526
--------------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                           89              886              6               63
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                           23,150          231,760          2,002           20,025
==========================================================================================================================
Reacquired:
  Class A(a)                                                     (987,868)      (9,885,146)       (49,745)        (497,810)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (12,852,536)    (128,662,381)   (37,689,480)    (378,449,919)
--------------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                       (1,809)         (18,161)            --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                         (263,603)      (2,639,809)          (620)          (6,190)
==========================================================================================================================
                                                               (2,149,677)   $ (21,415,672)      (508,757)   $  (4,572,240)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Class A, Class R and Institutional Class shares commenced sales on April 30, 2004.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                          CLASS A
                                                              --------------------------------
                                                                                APRIL 30, 2004
                                                              SIX MONTHS         (DATE SALES
                                                                 ENDED          COMMENCED) TO
                                                              JANUARY 31,          JULY 31,
                                                                 2005                2004
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.01             $10.03
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.12               0.05(a)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.02)             (0.00)
==============================================================================================
    Total from investment operations                               0.10               0.05
==============================================================================================
Less dividends from net investment income                         (0.14)             (0.07)
==============================================================================================
Net asset value, end of period                                  $  9.97             $10.01
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                    1.00%              0.46%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $18,100             $6,971
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.85%(c)           0.85%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.99%(c)           0.96%(d)
==============================================================================================
Ratio of net investment income to average net assets               2.24%(c)           1.92%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                           54%               126%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $14,905,038.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                 CLASS C
                                                              ----------------------------------------------
                                                                                            AUGUST 30, 2002
                                                              SIX MONTHS          YEAR      (DATE OPERATIONS
                                                                 ENDED           ENDED       COMMENCED) TO
                                                              JANUARY 31,       JULY 31,        JULY 31,
                                                                 2005             2004            2003
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  10.01         $ 10.02         $  10.01
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.09            0.16(a)          0.12(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.01)           0.08             0.14
============================================================================================================
    Total from investment operations                               0.08            0.24             0.26
============================================================================================================
Less distributions:
  Dividends from net investment income                            (0.12)          (0.25)           (0.25)
============================================================================================================
  Return of capital                                                  --              --            (0.00)
============================================================================================================
    Total distributions                                           (0.12)          (0.25)           (0.25)
============================================================================================================
Net asset value, end of period                                 $   9.97         $ 10.01         $  10.02
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                    0.82%           2.44%            2.58%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $269,574         $318,282        $337,480
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.20%(c)        1.20%            1.20%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.64%(c)        1.61%            1.60%(d)
============================================================================================================
Ratio of net investment income to average net assets               1.89%(c)        1.57%            1.28%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                           54%            126%              88%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $301,636,894.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                          CLASS R
                                                              --------------------------------
                                                                                APRIL 30, 2004
                                                              SIX MONTHS         (DATE SALES
                                                                 ENDED          COMMENCED) TO
                                                              JANUARY 31,          JULY 31,
                                                                 2005                2004
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.02              $10.03
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.11                0.04(a)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.01)               0.01
==============================================================================================
    Total from investment operations                              0.10                0.05
==============================================================================================
Less dividends from net investment income                        (0.13)              (0.06)
==============================================================================================
Net asset value, end of period                                  $ 9.99              $10.02
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                   0.97%               0.49%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  147              $   11
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.10%(c)            1.10%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.14%(c)            1.11%(d)
==============================================================================================
Ratio of net investment income to average net assets              1.99%(c)            1.67%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                          54%                126%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $70,454.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                    INSTITUTIONAL CLASS
                                                              --------------------------------
                                                                                APRIL 30, 2004
                                                              SIX MONTHS         (DATE SALES
                                                                 ENDED          COMMENCED) TO
                                                              JANUARY 31,          JULY 31,
                                                                 2005                2004
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.01             $10.03
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.13               0.05(a)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.01)             (0.00)
==============================================================================================
    Total from investment operations                               0.12               0.05
==============================================================================================
Less dividends from net investment income                         (0.15)             (0.07)
==============================================================================================
Net asset value, end of period                                  $  9.98             $10.01
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                    1.22%              0.52%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $21,545             $6,773
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.59%(c)           0.60%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.60%(c)           0.61%(d)
==============================================================================================
Ratio of net investment income to average net assets               2.50%(c)           2.17%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                           54%               126%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $15,303,340.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal

Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2005
(Unaudited)


                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------
BONDS & NOTES-67.59%

ADVERTISING-0.06%

Interpublic Group of Cos., Inc. (The), Sr.
  Unsec. Notes, 7.88%, 10/15/05(a)              $   91,000     $     93,494
============================================================================

AEROSPACE & DEFENSE-0.17%

Lockheed Martin Corp.-Series A, Medium Term
  Notes, 8.66%, 11/30/06(a)                        225,000          244,393
============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.15%

Bank of New York Institutional Capital Trust-
  Series A, Bonds, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $238,542)(a)(b)                   200,000          220,488
============================================================================

AUTO PARTS & EQUIPMENT-0.24%

Lear Corp.-Series B, Sr. Unsec. Gtd Notes,
  7.96%, 05/15/05(a)                               348,000          353,728
============================================================================

AUTOMOBILE MANUFACTURERS-1.19%

DaimlerChrysler N.A. Holding Corp., Unsec.
  Unsub. Gtd. Global Notes, 7.25%,
  01/18/06(a)                                    1,000,000        1,036,730
----------------------------------------------------------------------------
General Motors Corp., Unsec. Global Notes,
  6.25%, 05/01/05(a)                               700,000          705,110
============================================================================
                                                                  1,741,840
============================================================================

BROADCASTING & CABLE TV-6.02%

Comcast Corp., Sr. Sub. Deb., 10.63%,
  07/15/12(a)                                      240,000          314,952
----------------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Unsec.
  Deb.,
  8.88%, 09/15/05(a)                               500,000          516,975
----------------------------------------------------------------------------
  9.50%, 08/01/13(a)                             1,000,000        1,079,730
----------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes,
  6.88%, 06/15/05(a)                               100,000          101,349
----------------------------------------------------------------------------
Cox Radio, Inc.,
  Sr. Unsec. Gtd. Notes, 6.38%, 05/15/05(a)        500,000          504,405
----------------------------------------------------------------------------
  Sr. Unsec. Notes, 6.63%, 02/15/06(a)             125,000          128,346
----------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec.
  Notes, 8.38%, 11/01/05(a)                      2,050,000        2,134,931
----------------------------------------------------------------------------
TCI Communications, Inc.,
  Medium Term Notes, 8.35%, 02/15/05(a)            350,000          350,616
----------------------------------------------------------------------------
  Sr. Notes, 7.25%, 08/01/05(a)                    600,000          611,904
----------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.00%, 08/01/05(a)           1,150,000        1,177,013
----------------------------------------------------------------------------
Time Warner Cos., Inc.,
  Sr. Unsec. Gtd. Deb., 7.57%, 02/01/24(a)         600,000          717,480
----------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05(a)               1,180,000        1,199,859
============================================================================
                                                                  8,837,560
============================================================================

COMMODITY CHEMICALS-0.71%

Methanex Corp. (Canada), Unsec. Yankee Notes,
  7.75%, 08/15/05(a)                             1,000,000        1,040,370
============================================================================

                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------


CONSUMER FINANCE-10.95%

Associates Corp. of North America, Sr. Global
  Deb.,
  6.95%, 11/01/18(a)                            $  100,000     $    118,478
----------------------------------------------------------------------------
Capital One Bank, Sr. Global Notes, 8.25%,
  06/15/05(a)                                      850,000          865,249
----------------------------------------------------------------------------
Capital One Capital I, Sub. Floating Rate
  Bonds, 3.71%, 02/01/27 (Acquired
  09/15/04-09/16/04; Cost
  $813,712)(a)(b)(c)(d)                            800,000          802,488
----------------------------------------------------------------------------
Capital One Financial Corp.,
  Sr. Unsec. Notes,
    7.25%, 05/01/06(a)                             525,000          546,887
----------------------------------------------------------------------------
    8.75%, 02/01/07(a)                             350,000          382,483
----------------------------------------------------------------------------
  Unsec. Notes, 7.13%, 08/01/08(a)                 175,000          190,610
----------------------------------------------------------------------------
Ford Motor Credit Co.,
  Global Notes,
    7.00%, 10/01/13(a)                             300,000          316,656
----------------------------------------------------------------------------
    7.60%, 08/01/05(a)                             300,000          305,889
----------------------------------------------------------------------------
  Notes,
    6.38%, 12/15/05(a)                           1,000,000        1,021,770
----------------------------------------------------------------------------
    6.75%, 05/15/05(a)                           1,015,000        1,024,622
----------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes,
    2.90%, 04/28/05(a)(c)                        1,000,000        1,000,210
----------------------------------------------------------------------------
  Unsec. Global Notes,
    6.50%, 01/25/07(a)                             750,000          774,967
----------------------------------------------------------------------------
    6.88%, 02/01/06(a)                             300,000          308,028
----------------------------------------------------------------------------
    7.50%, 03/15/05(a)                             900,000          904,725
----------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 03/15/05(a)               1,000,000        1,005,480
----------------------------------------------------------------------------
General Motors Acceptance Corp., Floating
  Rate Medium Term Notes,
    4.23%, 05/19/05(a)(c)                          300,000          300,948
----------------------------------------------------------------------------
    4.44%, 03/04/05(a)(c)                        1,600,000        1,601,664
----------------------------------------------------------------------------
  Global Notes,
    4.50%, 07/15/06(a)                             425,000          423,891
----------------------------------------------------------------------------
    6.13%, 09/15/06(a)                             500,000          508,377
----------------------------------------------------------------------------
    6.75%, 12/01/14(a)                             300,000          294,501
----------------------------------------------------------------------------
    7.50%, 07/15/05(a)(e)                          150,000          152,751
----------------------------------------------------------------------------
  Medium Term Notes,
    4.15%, 02/07/05(a)(e)                        1,430,000        1,430,643
----------------------------------------------------------------------------
    5.25%, 05/16/05(a)                           1,775,000        1,785,259
============================================================================
                                                                 16,066,576
============================================================================

DIVERSIFIED BANKS-4.01%

AB Spintab (Sweden), Bonds, 7.50% (Acquired
  02/12/04; Cost $133,922)(a)(b)(f)                120,000          126,829
----------------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub.
  Yankee Notes, 7.35%(a)(f)                        100,000          105,803
----------------------------------------------------------------------------


                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $83,179)(a)(b)(d)    $   75,000     $     76,816
----------------------------------------------------------------------------
Banco Nacional de Comercio Exterior S.N.C.
  (Mexico), Notes, 3.88%, 01/21/09 (Acquired
  02/25/04; Cost $98,375)(a)(b)(d)                 100,000           96,199
----------------------------------------------------------------------------
BankAmerica Corp., Unsec. Sub. Notes, 7.13%,
  03/01/09(a)                                       50,000           55,616
----------------------------------------------------------------------------
BankBoston Capital Trust IV, Gtd. Floating
  Rate Notes, 3.04%, 06/08/28(a)(c)                250,000          241,582
----------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Bonds,
  8.55%, (Acquired 11/05/03; Cost
  $209,209)(a)(b)(f)                               170,000          205,992
----------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%,
  06/01/27 (Acquired 05/22/03; Cost
  $379,629)(a)(b)(d)                               300,000          344,598
----------------------------------------------------------------------------
Chohung Bank (South Korea), Unsec. Sub.
  Second Tier Notes, 11.50%, 04/01/10
  (Acquired 07/01/04; Cost $479,111)(a)(b)(d)      450,000          455,899
----------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
  Unsec. Global Notes, 6.88%, 03/15/12(a)          600,000          676,110
----------------------------------------------------------------------------
  Unsec. Yankee Notes, 8.88%, 06/01/05(a)          500,000          508,590
----------------------------------------------------------------------------
Daiwa P.B. Ltd. (Cayman Islands), Gtd. Sub.
  Floating Rate Medium Term Euro Notes,
  3.09%(f)(g)                                      300,000          297,000
----------------------------------------------------------------------------
Danske Bank A/S (Denmark),
  First Tier Bonds, 5.91% (Acquired 06/07/04;
    Cost $200,000)(a)(b)(f)                        200,000          213,436
----------------------------------------------------------------------------
  Sub. Notes, 6.38%, 06/15/08 (Acquired
    08/30/02; Cost $107,346)(a)(b)                 100,000          101,278
----------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes,
  8.23%, 02/01/27(a)                               195,000          217,903
----------------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06(a)                              250,000          275,112
----------------------------------------------------------------------------
HSBC Capital Funding L.P. (United Kingdom),
  Gtd. Bonds, 4.61% (Acquired
  11/05/03-11/22/04; Cost $94,036)(a)(b)(f)        100,000           95,197
----------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  2.96%,(a)(f)(g)                                  300,000          268,432
----------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 2.13%, 08/29/87(a)(g)             70,000           57,623
----------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)- Series B, Unsec. Sub. Floating
  Rate Euro Notes, 2.13%(a)(f)(g)                  100,000           88,722
----------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
  8.25%, 11/01/24(a)                               160,000          213,000
----------------------------------------------------------------------------
RBS Capital Trust I, Bonds, 4.71%(a)(f)             75,000           73,786
----------------------------------------------------------------------------
Wells Fargo & Co., Sr. Unsec. Global Notes,
  3.75%, 10/15/07(a)                               325,000          325,094
----------------------------------------------------------------------------
Wells Fargo Bank, N.A., Unsec. Sub. Global
  Notes, 7.80%, 06/15/10(a)                        300,000          307,080
----------------------------------------------------------------------------
Woori Bank (South Korea), Unsec. Sub. Second
  Tier Notes, 11.75%, 03/01/10 (Acquired
  07/01/04; Cost $476,505)(a)(b)(d)                450,000          453,915
============================================================================
                                                                  5,881,612
============================================================================

                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------


DIVERSIFIED CAPITAL MARKETS-0.54%

JPMorgan Chase Bank, Sub. Notes, 7.00%,
  06/01/05(a)                                   $  250,000     $    253,287
----------------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Global
  Bonds, 8.62%(a)(f)                               450,000          540,508
============================================================================
                                                                    793,795
============================================================================

DIVERSIFIED CHEMICALS-0.07%

Dow Chemical Co. (The), Sr. Unsec. Medium
  Term Notes, 3.85%, 11/15/05(a)                   100,000          100,412
============================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.37%

Erac USA Finance Co., Notes, 6.63%, 02/15/05
  (Acquired 07/21/04; Cost $547,487)(a)(b)(d)      535,000          535,610
============================================================================

ELECTRIC UTILITIES--3.36%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05(a)           50,000           51,659
----------------------------------------------------------------------------
Consolidated Edison Co. of New York-Series A,
  Unsec. Deb., 7.75%, 06/01/26(a)                  250,000          269,262
----------------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05(a)                        650,000          670,351
----------------------------------------------------------------------------
MidAmerican Energy Holdings Co., Sr. Unsec.
  Notes, 7.23%, 09/15/05(a)                      1,000,000        1,022,400
----------------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series F, Sr.
  Unsec. Notes, 7.63%, 10/01/05(a)               1,841,098        1,892,520
----------------------------------------------------------------------------
Pacific Gas & Electric Co., First Mortgage
  Floating Rate Notes, 3.26%, 04/03/06(a)(c)       125,000          125,139
----------------------------------------------------------------------------
Westar Energy, Inc., Sec. First Mortgage
  Global Bonds, 7.88%, 05/01/07(a)                 350,000          379,018
----------------------------------------------------------------------------
Yorkshire Power Finance (Cayman
  Islands)-Series B, Sr. Unsec. Gtd. Unsub.
  Global Notes, 6.50%, 02/25/08(a)                 500,000          525,425
============================================================================
                                                                  4,935,774
============================================================================

FOOD RETAIL-0.08%

Safeway Inc., Sr. Unsec. Notes, 2.50%,
  11/01/05(a)                                      125,000          124,199
============================================================================

FOREST PRODUCTS-0.55%

Weyerhaeuser Co., Unsec. Unsub. Global Notes,
  5.50%, 03/15/05(a)                               809,000          811,654
============================================================================

GAS UTILITIES-0.97%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08(a)                         250,000          266,208
----------------------------------------------------------------------------
Columbia Energy Group-Series C, Notes, 6.80%,
  11/28/05(a)                                      250,000          256,800
----------------------------------------------------------------------------
Kinder Morgan Energy Partners, L.P., Sr.
  Unsec. Notes, 8.00%, 03/15/05(a)                 400,000          402,420
----------------------------------------------------------------------------
NiSource Capital Markets, Inc., Medium Term
  Notes, 7.68%, 04/15/05(a)                        500,000          504,395
============================================================================
                                                                  1,429,823
============================================================================


                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------

HOMEBUILDING-1.25%

D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%,
  08/15/11(a)                                   $  300,000     $    345,750
----------------------------------------------------------------------------
Lennar Corp.-Series B, Sr. Unsec. Gtd. Global
  Notes,
  9.95%, 05/01/10(a)                               400,000          426,816
----------------------------------------------------------------------------
Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%,
  10/24/05(a)                                      200,000          205,136
----------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
  Notes, 9.75%, 09/01/10(a)                        450,000          487,247
----------------------------------------------------------------------------
Schuler Homes, Inc., Sr. Unsec. Gtd. Global
  Notes, 9.38%, 07/15/09(a)                        350,000          376,250
============================================================================
                                                                  1,841,199
============================================================================

HOUSEWARES & SPECIALTIES-0.53%

American Greetings Corp., Unsec. Putable
  Deb., 6.10%, 08/01/08(a)                         725,000          778,143
============================================================================

INDUSTRIAL CONGLOMERATES-0.37%

Tyco International Group S.A. (Luxembourg),
  Unsec. Unsub. Gtd. Yankee Notes, 6.38%,
  06/15/05(a)                                      400,000          404,808
----------------------------------------------------------------------------
URC Holdings Corp., Sr. Notes, 7.88%,
  06/30/06 (Acquired 10/08/03-11/22/04; Cost
  $145,305)(a)(b)(d)                               130,000          137,545
============================================================================
                                                                    542,353
============================================================================

INTEGRATED OIL & GAS-0.78%

Amerada Hess Corp., Unsec. Notes, 7.13%,
  03/15/33(a)                                      400,000          459,100
----------------------------------------------------------------------------
ConocoPhillips, Unsec. Deb., 7.13%,
  03/15/28(a)                                      115,000          124,235
----------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Yankee Bonds, 8.90%,
  08/15/28(a)                                      500,000          563,750
============================================================================
                                                                  1,147,085
============================================================================

INTEGRATED TELECOMMUNICATION SERVICES--5.49%

Deutsche Telekom International Finance B.V.
  (Netherlands), Unsec. Unsub. Gtd. Global
  Bonds, 8.25%, 06/15/05(a)                        950,000          967,879
----------------------------------------------------------------------------
France Telecom S.A. (France), Sr. Unsec.
  Global Notes, 8.50%, 03/01/31(a)                 175,000          244,706
----------------------------------------------------------------------------
SBC Communications Inc., Notes, 4.21%,
  06/05/05 (Acquired 12/10/04; Cost
  $2,012,040)(a)(b)(d)                           2,000,000        2,008,670
----------------------------------------------------------------------------
Southwestern Bell Telephone Co.-Series B,
  Medium Term Notes, 6.25%, 07/07/05(a)            500,000          506,350
----------------------------------------------------------------------------
Sprint Capital Corp.,
  Sr. Unsec. Gtd. Global Notes, 7.13%,
    01/30/06(a)                                  1,250,000        1,293,725
----------------------------------------------------------------------------
  Unsec. Gtd. Global Notes, 7.90%,
  03/15/05(a)                                    1,840,000        1,851,206
----------------------------------------------------------------------------
Sprint Corp., Deb., 9.25%, 04/15/22(a)              75,000          101,697
----------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes,
  7.50%, 06/01/07(a)                               400,000          431,956
----------------------------------------------------------------------------
  8.00%, 06/01/11(a)                                75,000           89,110
----------------------------------------------------------------------------
Verizon California Inc.-Series F,
  Unsec. Deb., 6.75%, 05/15/27(a)(h)               100,000          108,658
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

Verizon Communications Inc.,
  Unsec. Gtd. Deb., 6.94%, 04/15/28(a)          $   50,000     $     57,087
----------------------------------------------------------------------------
  Unsec. Deb., 8.75%, 11/01/21(a)                  125,000          164,611
----------------------------------------------------------------------------
Verizon Florida Inc.-Series F, Sr. Unsec.
  Deb., 6.13%, 01/15/13(a)                         125,000          133,594
----------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global
  Deb.,
  4.63%, 03/15/13(a)                               100,000           97,583
============================================================================
                                                                  8,056,832
============================================================================

INVESTMENT BANKING & BROKERAGE-0.45%

Lehman Brothers Inc.,
  Sr. Sub. Deb., 11.63%, 05/15/05(a)               250,000          255,530
----------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06(a)        150,000          158,019
----------------------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series B, Medium
  Term Notes, 4.54%, 03/08/05(a)                   250,000          250,520
============================================================================
                                                                    664,069
============================================================================

LIFE & HEALTH INSURANCE-1.19%

Prudential Holdings, LLC-Series B, Bonds,
  7.25%, 12/18/23 (Acquired
  01/22/04-12/21/04; Cost
  $1,601,997)(a)(b)(h)                           1,345,000        1,637,793
----------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06(a)                               100,000          107,314
============================================================================
                                                                  1,745,107
============================================================================

MOVIES & ENTERTAINMENT-2.48%

Time Warner Entertainment Co. L.P., Sr.
  Unsec. Deb.,
  8.38%, 03/15/23(a)                               450,000          576,423
----------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd. Global
  Notes, 5.63%, 05/01/05(a)                      1,889,000        1,901,694
----------------------------------------------------------------------------
Viacom Inc., Sr. Unsec. Gtd. Notes, 7.75%,
  06/01/05(a)                                      460,000          467,171
----------------------------------------------------------------------------
Walt Disney Co. (The), Global Notes, 7.30%,
  02/08/05(a)                                      700,000          700,672
============================================================================
                                                                  3,645,960
============================================================================

MULTI-LINE INSURANCE-0.49%

AXA Equitable Life Insurance Co., Notes,
  6.95%, 12/01/05 (Acquired 11/29/04; Cost
  $725,683)(a)(b)(d)                               700,000          719,376
============================================================================

MULTI-UTILITIES & UNREGULATED POWER--1.19%

Dominion Resources, Inc.-Series B, Sr. Unsec.
  Unsub. Global Notes, 7.63%, 07/15/05(a)          700,000          714,581
----------------------------------------------------------------------------
Sempra Energy, Sr. Unsec. Unsub. Notes,
  6.95%, 12/01/05(a)                             1,000,000        1,028,850
============================================================================
                                                                  1,743,431
============================================================================


                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------

MUNICIPALITIES-3.76%

Chicago (City of), Illinois; O'Hare
  International Airport; Refunding Taxable
  General Airport Third Lien Series 2004-E RB
  3.88%, 01/01/08(a)(h)                         $1,000,000     $  1,001,430
----------------------------------------------------------------------------
Dallas (City of), Texas; Limited Taxable
  Pension Series 2005 A GO
  4.61%, 02/15/14(a)                               200,000          201,000
----------------------------------------------------------------------------
  5.20%, 02/15/35(a)                               300,000          302,250
----------------------------------------------------------------------------
Indianapolis (City of), Indiana, Local Public
  Improvement Bond Bank; Taxable Series 2005
  A RB
    4.87%, 07/15/16(a)                             250,000          251,250
----------------------------------------------------------------------------
    5.22%, 07/15/20(a)                             325,000          328,656
----------------------------------------------------------------------------
    5.28%, 01/15/22(a)                             275,000          277,750
----------------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project 3); Tax
  Allocation Series 2003 RB, 6.10%,
  05/01/24(a)(h)(i)                                450,000          466,313
----------------------------------------------------------------------------
Louisiana (State of); Refunding Unlimited Tax
  Series 2005 A GO 5.00%, 08/01/14(a)(i)           650,000          727,071
----------------------------------------------------------------------------
Michigan (State of), Western Michigan State
  University; Series 2005 RB 4.41%,
  11/15/14(a)(i)                                   375,000          378,360
----------------------------------------------------------------------------
New Hampshire (State of); Unlimited Tax
  Series 2005 B GO 4.65%, 05/15/15(a)(i)           630,000          634,725
----------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (School Facilities Construction);
  Refunding Series 2005-K RB 5.25%,
  12/15/14(a)(i)                                   300,000          337,869
----------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
  Corp.; Taxable Rental Car Facility Series
  2005 RB,
    3.69%, 07/01/07(a)(h)                          100,000           99,746
----------------------------------------------------------------------------
    4.21%, 07/01/08(a)(h)                          125,000          125,781
----------------------------------------------------------------------------
Sacramento (County of), California; Taxable
  Pension Funding Series 2005 C-1 RB, 4.82%,
  07/10/30(a)(h)(j)                                400,000          379,592
============================================================================
                                                                  5,511,793
============================================================================

OIL & GAS DRILLING-0.07%

R&B Falcon Corp.-Series B, Sr. Unsec. Notes,
  6.75%, 04/15/05(a)                               100,000          100,770
============================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.66%

Andarko Petroleum Corp., Unsec. Notes, 6.50%,
  05/15/05(a)                                      640,000          646,502
----------------------------------------------------------------------------
Kerr-McGee Corp., Unsec. Gtd. Global Notes,
  5.38%, 04/15/05(a)                               150,000          150,728
----------------------------------------------------------------------------
Parker & Parsley Petroleum Co., Sr. Unsec.
  Notes, 8.88%, 04/15/05(a)                        700,000          708,295
----------------------------------------------------------------------------
Pemex Project Funding Master Trust, Unsec.
  Gtd. Unsub. Global Notes,
    7.38%, 12/15/14(a)                             325,000          363,838
----------------------------------------------------------------------------
    8.63%, 02/01/22(a)                             475,000          564,158
============================================================================
                                                                  2,433,521
============================================================================

                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------


OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.00%

Kinder Morgan, Inc., Sr. Unsec. Notes, 6.65%,
  03/01/05(a)                                   $1,460,000     $  1,464,132
============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.15%

CIT Group Inc., Sr. Unsec. Unsub. Global
  Notes, 7.63%, 08/16/05(a)                        175,000          179,415
----------------------------------------------------------------------------
General Electric Capital Corp.-Series A,
  Medium Term Global Notes, 2.85%,
  01/30/06(a)                                       25,000           24,912
----------------------------------------------------------------------------
Heller Financial, Inc., Sr. Unsec. Global
  Notes, 8.00%, 06/15/05(a)                        400,000          407,488
----------------------------------------------------------------------------
ING Capital Funding Trust III, Gtd. Global
  Bonds, 8.44%(a)(f)                                90,000          107,374
----------------------------------------------------------------------------
JPMorgan Chase & Co., Sub Notes, 6.25%,
  12/15/05(a)                                      100,000          102,235
----------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Bonds,
  9.87% (Acquired 06/16/04; Cost
  $339,375)(a)(b)(f)                               300,000          347,664
----------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands),-
  Series 1999-2, Class A1, Global Bonds,
    9.69%, 08/15/09(a)                              95,000          107,920
----------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 8.02%, 05/15/07(a)      229,167          241,400
----------------------------------------------------------------------------
PLC Trust 2003-1, Sec. Notes, 2.71%, 03/31/06
  (Acquired 3/23/04; Cost $362,177)(a)(b)(d)       357,297          356,140
----------------------------------------------------------------------------
Premium Asset Trust-Series 2005-04, Sr.
  Notes, 4.13%, 03/12/09 (Acquired
  03/04/04-11/29/04; Cost $248,281)(a)(b)(d)       250,000          244,003
----------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands), Sr. Notes, 9.25%, 03/15/30
  (Acquired 01/10/03-09/22/04; Cost
  $556,507)(a)(b)(d)                               477,778          581,952
----------------------------------------------------------------------------
UFJ Finance Aruba AEC (Netherlands), Gtd.
  Sub. Second Tier Euro Bonds, 8.75%,(a)(f)        400,000          448,612
============================================================================
                                                                  3,149,115
============================================================================

PACKAGED FOODS & MEATS-0.51%

Nabisco, Inc., Putable Notes, 6.38%,
  02/01/05(a)                                      750,000          752,813
============================================================================

PROPERTY & CASUALTY INSURANCE-1.31%

Executive Risk Capital Trust-Series B, Gtd.
  Bonds, 8.68%, 02/01/27(a)                        350,000          396,655
----------------------------------------------------------------------------
FGIC Corp., Sr. Unsec. Unsub. Notes, 6.00%,
  01/15/34 (Acquired 12/07/04; Cost
  $406,284)(a)(b)(d)                               400,000          425,936
----------------------------------------------------------------------------
First American Capital Trust I, Gtd. Notes,
  8.50%, 04/15/12(a)                               610,000          695,967
----------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub.
  Deb., 5.15%, 08/15/33 (Acquired
  01/21/04-03/23/04; Cost $416,027)(a)(b)(d)       400,000          407,884
============================================================================
                                                                  1,926,442
============================================================================

PUBLISHING-0.70%

News America Holdings, Sr. Gtd. Notes, 8.50%,
  02/15/05(a)                                    1,025,000        1,027,101
============================================================================


                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------

RAILROADS-0.62%

Norfolk Southern Corp., Sr. Unsec. Notes,
  8.38%, 05/15/05(a)                            $  900,000     $    913,572
============================================================================

REAL ESTATE-2.81%

CarrAmerica Realty Corp., Sr. Unsec. Gtd.
  Notes, 6.63%, 03/01/05(a)                        500,000          501,440
----------------------------------------------------------------------------
EOP Operating L.P., Sr. Unsec. Notes, 6.63%,
  02/15/05(a)                                    1,150,000        1,151,449
----------------------------------------------------------------------------
Health Care Property Investors, Inc., Sr.
  Unsec. Notes,
  6.88%, 06/08/05(a)                               550,000          558,129
----------------------------------------------------------------------------
HRPT Properties Trust, Sr. Unsec. Notes,
  6.70%, 02/23/05(a)                               254,000          254,549
----------------------------------------------------------------------------
Spieker Properties, Inc.,
  Medium Term Notes, 8.00%, 07/19/05(a)             50,000           51,064
----------------------------------------------------------------------------
  Unsec. Unsub. Notes, 6.88%, 02/01/05(a)        1,300,000        1,299,896
----------------------------------------------------------------------------
United Dominion Realty Trust, Inc.-Series E,
  Medium Term Notes, 7.73%, 04/05/05(a)            300,000          302,439
============================================================================
                                                                  4,118,966
============================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.07%

Southern Investments UK PLC (United Kingdom),
  Sr. Unsec. Unsub. Yankee Notes, 6.80%,
  12/01/06(a)                                      100,000          104,657
============================================================================

REGIONAL BANKS-2.28%

Banco Popular North America-Series C, Gtd.
  Medium Term Notes, 6.80%, 12/21/05(a)            200,000          203,334
----------------------------------------------------------------------------
Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes, 3.95%, 03/01/34(a)(c)       475,000          492,034
----------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes,
  5.25%, 03/31/08(a)                               500,000          502,025
----------------------------------------------------------------------------
KeyCorp, Unsec. Sub. Notes, 7.25%,
  06/01/05(a)                                      160,000          162,218
----------------------------------------------------------------------------
M&T Bank Corp., Unsec. Sub. Notes, 7.00%,
  07/01/05(a)                                      250,000          253,113
----------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate
  Notes, 2.97%, 06/01/28(a)(c)                     125,000          118,855
----------------------------------------------------------------------------
Popular North America, Inc., Gtd. Notes,
  4.70%, 06/30/09(a)                               350,000          355,488
----------------------------------------------------------------------------
Popular, Inc., Unsec. Sub. Notes, 6.75%,
  12/15/05(a)                                      128,000          131,236
----------------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Sec. Sub. Floating Rate Euro
  Notes, 3.25%,(a)(f)(g)                         1,000,000          994,146
----------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%,
  06/15/14(a)                                      125,000          126,696
============================================================================
                                                                  3,339,145
============================================================================

REINSURANCE-0.08%

GE Global Insurance Holding Corp., Unsec.
  Notes, 7.00%, 02/15/26(a)                        100,000          111,247
============================================================================

RESTAURANTS-0.05%

McDonald's Corp., Unsec. Deb., 7.05%,
  11/15/25(a)                                       75,000           79,288
============================================================================

                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------


SOVEREIGN DEBT-2.53%

Japan Bank for International Cooperation
  (Japan), Unsec. Gtd. Euro Bonds, 6.50%,
  10/06/05(a)                                   $  100,000     $    102,244
----------------------------------------------------------------------------
Russian Federation (Russia),
  Unsec. Unsub. Bonds,
    5.00%, 03/31/30 (Acquired 05/18/04; Cost
      $270,188)(a)(b)                              300,000          315,840
----------------------------------------------------------------------------
    8.75%, 07/24/05 (Acquired
      09/10/04-01/21/05; Cost
      $1,912,125)(a)(b)                          1,850,000        1,895,325
----------------------------------------------------------------------------
  Unsec. Unsub. Euro Bonds-REGS,
    8.75%, 07/24/05 (Acquired 05/14/04; Cost
      $475,425)(a)(b)                              450,000          461,745
----------------------------------------------------------------------------
    10.00%, 06/26/07 (Acquired
      05/14/04-05/18/04; Cost $388,744)(a)(b)      345,000          388,539
----------------------------------------------------------------------------
United Mexican States (Mexico)-Series A,
  Medium Term Global Notes,
    6.63%, 03/03/15(a)                             150,000          162,990
----------------------------------------------------------------------------
    7.50%, 04/08/33(a)                             350,000          392,928
============================================================================
                                                                  3,719,611
============================================================================

THRIFTS & MORTGAGE FINANCE-0.36%

Greenpoint Capital Trust I, Gtd. Sub. Notes,
  9.10%, 06/01/27(a)                               100,000          115,212
----------------------------------------------------------------------------
Washington Mutual Finance Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05(a)                        400,000          407,760
============================================================================
                                                                    522,972
============================================================================

TOBACCO-1.34%

Altria Group, Inc.,
  Sr. Unsec. Notes, 7.00%, 11/04/13(a)             450,000          492,003
----------------------------------------------------------------------------
  Unsec. Global Notes, 7.00%, 07/15/05(a)        1,380,000        1,403,819
----------------------------------------------------------------------------
  Unsec. Notes, 6.38%, 02/01/06(a)                  75,000           76,697
============================================================================
                                                                  1,972,519
============================================================================

TRADING COMPANIES & DISTRIBUTORS-0.23%

Western Power Distribution Holding Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  7.38%, 12/15/28 (Acquired 01/25/05; Cost
  $336,114)(a)(b)(d)                               300,000          340,824
============================================================================

TRUCKING-0.68%

Hertz Corp. (The), Sr. Global Notes, 8.25%,
  06/01/05(a)                                      400,000          406,372
----------------------------------------------------------------------------
Roadway Corp., Sr. Unsec. Gtd. Global Notes,
  8.25%, 12/01/08(a)                               525,000          586,047
============================================================================
                                                                    992,419
============================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.72%

AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Global Notes, 6.88%, 04/18/05(a)        1,862,000        1,876,133
----------------------------------------------------------------------------


                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10(a)             $  600,000     $    652,332
============================================================================
                                                                  2,528,465
============================================================================
    Total Bonds & Notes (Cost $98,831,794)                       99,204,255
============================================================================

U.S. MORTGAGE-BACKED SECURITIES-24.92%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-7.71%

Pass Through Ctfs.,
  6.00%, 08/01/14 to 02/01/34(a)                 3,546,503        3,676,125
----------------------------------------------------------------------------
  5.50%, 05/01/16 to 02/01/17(a)                   139,713          144,330
----------------------------------------------------------------------------
  6.50%, 05/01/16 to 08/01/32(a)                   563,219          593,628
----------------------------------------------------------------------------
  7.00%, 06/01/16 to 10/01/34(a)                   390,501          413,284
----------------------------------------------------------------------------
  7.50%, 04/01/17 to 03/01/32(a)                    81,997           87,680
----------------------------------------------------------------------------
  5.00%, 07/01/34(a)                             2,413,838        2,412,558
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 02/01/30(k)                             3,000,000        3,057,381
----------------------------------------------------------------------------
  5.00%, 02/01/15(k)                               921,000          934,854
============================================================================
                                                                 11,319,840
============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-12.38%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 11/01/34(a)                    85,118           91,137
----------------------------------------------------------------------------
  7.00%, 12/01/15 to 02/01/33(a)                 1,203,384        1,274,574
----------------------------------------------------------------------------
  6.50%, 05/01/16 to 06/01/31(a)                 1,512,453        1,586,560
----------------------------------------------------------------------------
  6.00%, 01/01/17 to 03/01/22(a)                   968,934        1,005,735
----------------------------------------------------------------------------
  5.00%, 03/01/18 to 02/01/19(a)                 2,255,458        2,294,292
----------------------------------------------------------------------------
  5.50%, 11/01/18 to 03/01/34(a)                 1,914,877        1,966,529
----------------------------------------------------------------------------
  8.00%, 08/01/21 to 04/01/32(a)                   179,439          194,274
----------------------------------------------------------------------------
  6.50%, 09/01/31 to 09/01/34(a)                   938,684          983,021
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 02/01/15 to 02/01/35(k)                 3,756,527        3,836,285
----------------------------------------------------------------------------
  5.00%, 02/01/30(k)                             2,000,000        1,994,389
----------------------------------------------------------------------------
  6.00%, 02/01/33(k)                             2,849,700        2,944,548
============================================================================
                                                                 18,171,344
============================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-4.83%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 05/15/32(a)                   296,618          320,386
----------------------------------------------------------------------------
  8.50%, 02/15/25(a)                                39,796           43,552
----------------------------------------------------------------------------
  8.00%, 08/15/25(a)                                11,593           12,646
----------------------------------------------------------------------------
  7.00%, 04/15/28 to 03/15/33(a)                   276,777          293,992
----------------------------------------------------------------------------
  6.00%, 11/15/28 to 11/15/32(a)                   294,839          306,964
----------------------------------------------------------------------------
  6.50%, 01/15/29 to 10/15/34(a)                 4,582,907        4,827,984
----------------------------------------------------------------------------
  6.00%, 02/15/33(a)                               743,693          773,300
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-(CONTINUED)

  5.50%, 12/15/33(a)                            $  492,848     $    506,441
============================================================================
                                                                  7,085,265
============================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $36,196,320)                                         36,576,449
============================================================================

ASSET-BACKED SECURITIES-3.60%

OTHER DIVERSIFIED FINANCIAL SERVICES-2.22%

Citicorp Lease-Series 1999-1, Class A1, Pass
  Through Ctfs., 7.22%, 06/15/05 (Acquired
  05/08/02-07/15/04; Cost $830,780)(a)(b)          787,525          799,109
----------------------------------------------------------------------------
Citicorp Lease-Series 1999-1, Class A2, Pass
  Through Ctfs., 8.04%, 12/15/19 (Acquired
  08/20/02; Cost $166,614)(a)(b)                   150,000          182,073
----------------------------------------------------------------------------
Patrons' Legacy-Series 2003-III, Ctfs.,
  5.65%, 01/17/17 (Acquired 11/04/04; Cost
  $512,705)(b)(d)                                  500,000          512,119
----------------------------------------------------------------------------
Patrons' Legacy-Series 2005-I, Ctfs., 6.67%,
  02/04/17 (Acquired 04/30/04; Cost
  $500,000)(b)(d)                                  500,000          513,139
----------------------------------------------------------------------------
Twin Reefs, Floating Rate Pass Through Ctfs.,
  3.42%, (Acquired 12/07/04; Cost
  $1,000,000)(a)(b)(d)(f)(l)                     1,000,000        1,005,803
----------------------------------------------------------------------------
Yorkshire Power (Cayman Islands)-Series
  2000-1, Pass Through Ctfs., 8.25%, 02/15/05
  (Acquired 06/19/03-09/22/03; Cost
  $270,870)(a)(b)(d)                               250,000          250,452
============================================================================
                                                                  3,262,695
============================================================================

PROPERTY & CASUALTY INSURANCE-0.63%

North Front Pass-Through Trust, Bonds, 5.81%,
  12/15/24 (Acquired 12/08/04; Cost
  $900,000)(a)(b)(d)                               900,000          926,895
============================================================================

REINSURANCE-0.28%

Stringray Pass-Through Trust (Cayman
  Islands),
  Pass Through Crfs, 5.90%, 01/12/15
  (Acquired 01/07/05; Cost $400,000)(b)(d)         400,000          403,560
============================================================================

THRIFTS & MORTGAGE FINANCE-0.47%

Sovereign Bank-Class A-1, Pass Through Ctfs.,
  10.20%, 06/30/05 (Acquired 09/22/04; Cost
  $704,739)(a)(b)(d)                               668,792          685,130
============================================================================
Total Asset-Backed Securities (Cost
  $5,215,287)                                                     5,278,280
============================================================================


                                                 SHARES
PREFERRED STOCKS-2.74%

INTEGRATED OIL & GAS-0.34%

Shell Frontier Oil & Gas Inc.-Series A, 2.38%
  Floating Rate Pfd.(c)                                  5          500,000
============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.71%

ABN AMRO XVIII Custodial Receipts-Series
  MM18, 2.79% Floating Rate Pfd. (Acquired
  09/10/04-09/13/04; Cost $699,990)(b)(d)(m)             7          700,000
----------------------------------------------------------------------------


                                                 SHARES        MARKET VALUE
----------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Zurich RegCaPS Funding Trust III,
  2.75% Floating Rate Pfd. (Acquired
  06/03/04-
    09/28/04; Cost $488,940)(b)(c)(d)                  500     $    495,525
----------------------------------------------------------------------------
  2.82% Floating Rate Pfd. (Acquired
    01/19/05; Cost $390,592)(b)(c)(d)                  400          390,684
----------------------------------------------------------------------------
  3.00% Floating Rate Pfd. (Acquired
    01/19/05; Cost $922,894)(b)(c)(d)                  950          922,887
============================================================================
                                                                  2,509,096
============================================================================

THRIFTS & MORTGAGE FINANCE-0.69%

Fannie Mae-Series J, 4.72% Pfd.(a)                  12,000          606,376
----------------------------------------------------------------------------
Fannie Mae-Series K, 3.00% Pfd.(a)                   8,000          403,750
============================================================================
                                                                  1,010,126
============================================================================
    Total Preferred Stocks (Cost $4,009,416)                      4,019,222
============================================================================
                                                 PRINCIPAL
                                                  AMOUNT

U.S. GOVERNMENT AGENCY SECURITIES-0.77%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.37%

Unsec. Floating Rate Global Notes,
  4.33%, 02/17/09(a)(n)                         $  250,000          249,960
----------------------------------------------------------------------------
Unsec. Global Notes,
  3.38%, 12/15/08(a)                               300,000          295,128
============================================================================
                                                                    545,088
============================================================================

TENNESSEE VALLEY AUTHORITY-0.40%

Unsec. Bonds,
  7.14%, 01/15/08(a)                               500,000          589,130
============================================================================
    Total U.S. Government Agency Securities
      (Cost $1,092,863)                                           1,134,218
============================================================================

----------------------------------------------------------------------------
                                                 PRINCIPAL        MARKET
                                                  AMOUNT           VALUE

U.S. TREASURY SECURITIES-7.48%

U.S. TREASURY NOTES-3.97%

2.50%, 09/30/06(a)                              $4,500,000     $  4,449,375
----------------------------------------------------------------------------
3.13%, 10/15/08(a)                                 275,000          271,263
----------------------------------------------------------------------------
4.75%, 11/15/08(a)                                 650,000          678,132
----------------------------------------------------------------------------
5.00%, 02/15/11(a)                                 400,000          425,436
============================================================================
                                                                  5,824,206
============================================================================

U.S. TREASURY BONDS-2.89%

7.25%, 05/15/16 to 08/15/22(a)                   1,900,000        2,438,012
----------------------------------------------------------------------------
7.50%, 11/15/16(a)                               1,400,000        1,807,750
============================================================================
                                                                  4,245,762
============================================================================

U.S. TREASURY STRIPS-0.62%

3.03%, 02/15/07(a)(n)                              500,000          468,205
----------------------------------------------------------------------------
5.98%, 11/15/23(a)(n)                            1,100,000          443,091
============================================================================
                                                                    911,296
============================================================================
    Total U.S. Treasury Securities (Cost
      $10,749,309)                                               10,981,264
============================================================================

                                                  SHARES

MONEY MARKET FUNDS-0.84%

Liquid Assets Portfolio-Institutional
  Class(o)                                         614,379          614,379
----------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(o)        614,379          614,379
============================================================================
    Total Money Market Funds (Cost
      $1,228,758)                                                 1,228,758
============================================================================
TOTAL INVESTMENTS-107.94% (Cost $157,323,747)                   158,422,446
============================================================================
OTHER ASSETS LESS LIABILITIES-(7.94%)                           (11,650,432)
============================================================================
NET ASSETS-100.00%                                             $146,772,014
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
GO      - General Obligation Bonds
Gtd.    - Guaranteed
Pfd.    - Preferred
RB      - Revenue Bonds
REGS    - Regulation S
Sec.    - Secured
Sr.     - Senior
STRIPS  - Separately Traded Registered Interest and Principal Security
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at January 31, 2005 was $139,691,317, which represented 88.18% of the Fund's Total Investments. See Note 1A.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at January 31, 2005 was $21,785,357, which represented 14.84% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on January 31, 2005.
(d) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at January 31, 2005 was $14,794,049, which represented 10.08 % of the Fund's Net Assets.
(e) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 7.
(f) Perpetual bond with no specified maturity date.
(g) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on January 31, 2005.
(h) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(i) Interest on this security is taxable income to the Fund.
(j) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date. The bond will convert to a fixed coupon rate at a specified future date.
(k) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1F.
(l) Interest rate is redetermined monthly. Rate shown is the rate in effect on January 31, 2005.
(m) Dividend rate is redetermined annually. Rate shown is the rate in effect on January 31, 2005.
(n) Security traded on a discount basis. The interest rate shown is the rate in effect on January 31, 2005.
(o) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $156,094,989)                                $157,193,688
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $1,228,758)                               1,228,758
===========================================================
  Total investments (cost $157,323,747)         158,422,446
===========================================================
Cash                                                512,540
-----------------------------------------------------------
Receivables for:
  Investments sold                                  350,414
-----------------------------------------------------------
  Fund shares sold                                  949,610
-----------------------------------------------------------
  Dividends and interest                          2,062,002
-----------------------------------------------------------
  Amount due from advisor                             6,940
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               11,891
-----------------------------------------------------------
Other assets                                         53,079
===========================================================
    Total assets                                162,368,922
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          15,276,266
-----------------------------------------------------------
  Fund shares reacquired                            123,183
-----------------------------------------------------------
  Dividends                                          18,010
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 13,880
-----------------------------------------------------------
  Variation margin                                   34,984
-----------------------------------------------------------
Accrued distribution fees                            52,730
-----------------------------------------------------------
Accrued trustees' fees                                1,083
-----------------------------------------------------------
Accrued transfer agent fees                          29,877
-----------------------------------------------------------
Accrued operating expenses                           46,895
===========================================================
    Total liabilities                            15,596,908
===========================================================
Net assets applicable to shares outstanding    $146,772,014
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $146,121,004
-----------------------------------------------------------
Undistributed net investment income                 (69,925)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and futures contracts      (513,594)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and futures contracts                1,234,529
===========================================================
                                               $146,772,014
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 39,594,395
___________________________________________________________
===========================================================
Class B                                        $ 45,400,907
___________________________________________________________
===========================================================
Class C                                        $  8,368,361
___________________________________________________________
===========================================================
Class R                                        $    273,143
___________________________________________________________
===========================================================
Institutional Class                            $ 53,135,208
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           3,771,273
___________________________________________________________
===========================================================
Class B                                           4,324,736
___________________________________________________________
===========================================================
Class C                                             797,268
___________________________________________________________
===========================================================
Class R                                              26,049
___________________________________________________________
===========================================================
Institutional Class                               5,059,515
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.50
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.50 divided by
      95.25%)                                  $      11.02
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      10.50
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      10.50
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      10.49
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.50
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $2,291,570
------------------------------------------------------------------------
Dividends                                                         33,738
------------------------------------------------------------------------
Dividends from affiliated money market funds                      74,552
========================================================================
    Total investment income                                    2,399,860
========================================================================

EXPENSES:

Advisory fees                                                    315,524
------------------------------------------------------------------------
Administrative services fees                                      25,205
------------------------------------------------------------------------
Custodian fees                                                    13,892
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         68,416
------------------------------------------------------------------------
  Class B                                                        227,404
------------------------------------------------------------------------
  Class C                                                         41,535
------------------------------------------------------------------------
  Class R                                                            510
------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       157,048
------------------------------------------------------------------------
Trustees' fees and retirement benefits                             9,069
------------------------------------------------------------------------
Registration and filing fees                                      70,153
------------------------------------------------------------------------
Other                                                             94,890
========================================================================
    Total expenses                                             1,023,646
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                   (230,134)
========================================================================
    Net expenses                                                 793,512
========================================================================
Net investment income                                          1,606,348
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain from:
  Investment securities                                          679,337
------------------------------------------------------------------------
  Futures contracts                                              295,388
========================================================================
                                                                 974,725
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        1,024,073
------------------------------------------------------------------------
  Futures contracts                                             (152,774)
========================================================================
                                                                 871,299
========================================================================
Net gain from investment securities and futures contracts      1,846,024
========================================================================
Net increase in net assets resulting from operations          $3,452,372
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2005 and the year ended July 31, 2004 (Unaudited)

                                                              JANUARY 31,       JULY 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 1,606,348     $  2,143,805
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and futures
    contracts                                                     974,725          743,908
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and futures contracts                              871,299        1,243,051
==========================================================================================
    Net increase in net assets resulting from operations        3,452,372        4,130,764
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (565,169)      (1,119,985)
------------------------------------------------------------------------------------------
  Class B                                                        (490,389)      (1,252,383)
------------------------------------------------------------------------------------------
  Class C                                                         (89,529)        (237,664)
------------------------------------------------------------------------------------------
  Class R                                                          (2,680)            (263)
------------------------------------------------------------------------------------------
  Institutional Class                                            (520,250)         (49,476)
==========================================================================================
    Total distributions from net investment income             (1,668,017)      (2,659,771)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (449,665)        (275,772)
------------------------------------------------------------------------------------------
  Class B                                                        (528,395)        (409,926)
------------------------------------------------------------------------------------------
  Class C                                                         (94,584)         (73,816)
------------------------------------------------------------------------------------------
  Class R                                                          (2,665)              --
------------------------------------------------------------------------------------------
  Institutional Class                                            (503,102)              --
==========================================================================================
    Total distributions from net realized gains                (1,578,411)        (759,514)
==========================================================================================
    Decrease in net assets resulting from distributions        (3,246,428)      (3,419,285)
==========================================================================================
Share transactions-net:
  Class A                                                       3,498,169        5,423,188
------------------------------------------------------------------------------------------
  Class B                                                       1,161,643       (4,003,657)
------------------------------------------------------------------------------------------
  Class C                                                        (323,800)        (562,735)
------------------------------------------------------------------------------------------
  Class R                                                         165,811          107,444
------------------------------------------------------------------------------------------
  Institutional Class                                          39,896,259       13,316,991
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              44,398,082       14,281,231
==========================================================================================
    Net increase in net assets                                 44,604,026       14,992,710
==========================================================================================

NET ASSETS:

  Beginning of period                                         102,167,988       87,175,278
==========================================================================================
  End of period (including undistributed net investment
    income of $(69,925) and $(8,256), respectively)           $146,772,014    $102,167,988
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Total Return Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve maximum total return consistent with preservation of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $500 million of the Fund's average daily net assets, plus 0.45% on the next $500 million of the Fund's average daily net assets, plus 0.40% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.00% (after distribution fee waivers), 1.75%, 1.75%, 1.25% and 0.75% of average daily net assets, respectively. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.25%, 1.90%, 1.90%, 1.40% and 0.90% of average daily net assets, respectively, through July 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the six months ended January 31, 2005, AIM waived fees of $36,681.

    For the six months ended January 31, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $16,858 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2005, AIM was paid $25,205.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the six months ended January 31, 2005, the Fund paid AISI $157,048 for Class A, Class B, Class C and Class R shares and waived fees of $155,887, for Class A Shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has agreed to waive up to 0.10% of Rule 12b-1 plan fees on Class A shares. Pursuant to the Plans, for the six months ended January 31, 2005, the Class A, Class B, Class C and Class R shares paid $48,869, $227,404, $41,535 and $510, respectively, after AIM Distributors waived Plan fees of $19,547 for Class A shares.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2005, AIM Distributors advised the Fund that it retained $17,139 in front-end sales commissions from the sale of Class A shares and $50, $2,984, $1,193 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      UNREALIZED
                 MARKET VALUE      PURCHASES       PROCEEDS FROM     APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               07/31/04         AT COST            SALES        (DEPRECIATION)      01/31/05       INCOME     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 5,505,206      $23,354,807      $(28,245,634)        $   --         $  614,379     $37,169       $   --
-----------------------------------------------------------------------------------------------------------------------------
STIC Assets
  Portfolio-
  Institutional
  Class            5,505,206       23,354,807       (28,245,634)            --            614,379      37,383           --
=============================================================================================================================
Total            $11,010,412      $46,709,614      $(56,491,268)        $   --         $1,228,758     $74,552       $   --
_____________________________________________________________________________________________________________________________
=============================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $1,161.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2005, the Fund paid legal fees of $2,397 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--FUTURES CONTRACTS

On January 31, 2005, $1,050,000 principal amount of corporate obligations was pledged as collateral to cover margin requirements for open futures contracts.

                                         OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           UNREALIZED
                                                               NO. OF        MONTH/         MARKET        APPRECIATION
CONTRACT                                                      CONTRACTS    COMMITMENT        VALUE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 year Notes                                        86       Mar-05/long    $17,979,375       $(17,633)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 year Notes                                       298       Mar-05/long     32,556,500        118,432
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 year Notes                                       25       Mar-05/long      2,806,641         35,031
=======================================================================================================================
                                                                                          $53,342,516       $135,830
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has no capital loss carryforward as of July 31, 2004

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2005 was $221,144,694 and $165,431,919, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $1,444,853
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (436,613)
==============================================================================
Net unrealized appreciation of investment securities               $1,008,240
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $157,414,206.

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                          CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                YEAR ENDED
                                                                    JANUARY 31,                    JULY 31,
                                                                        2005                         2004
                                                              ------------------------    --------------------------
                                                               SHARES        AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,080,670    $11,428,579     2,120,259    $ 22,280,117
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       730,073      7,714,163     1,740,846      18,292,621
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       142,651      1,505,447       621,595       6,564,573
--------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                     20,575        217,188        10,815         112,468
--------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                      3,762,189     39,749,534     1,279,534      13,278,111
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        88,806        934,684       120,950       1,268,355
--------------------------------------------------------------------------------------------------------------------
  Class B                                                        83,486        878,188       136,964       1,436,475
--------------------------------------------------------------------------------------------------------------------
  Class C                                                        16,096        169,292        27,349         286,832
--------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                        509          5,344            25             263
--------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         97,326      1,023,335         4,746          49,494
====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        25,419        267,240       214,070       2,246,559
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (25,421)      (267,240)     (214,070)     (2,246,559)
====================================================================================================================
Reacquired:
  Class A                                                      (863,437)    (9,132,334)   (1,945,631)    (20,371,843)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      (678,278)    (7,163,468)   (2,051,846)    (21,486,194)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      (189,222)    (1,998,539)     (708,287)     (7,414,140)
--------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                     (5,369)       (56,721)         (506)         (5,287)
--------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                        (83,261)      (876,610)       (1,019)        (10,614)
====================================================================================================================
                                                              4,202,812    $44,398,082     1,355,794    $ 14,281,231
____________________________________________________________________________________________________________________
====================================================================================================================

(a) 36% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are also advised by AIM.
(b) Class R and Institutional Class shares commenced sales on April 30, 2004.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              ------------------------------------------------------------
                                                                                                         DECEMBER 31, 2001
                                                              SIX MONTHS            YEAR ENDED           (DATE OPERATIONS
                                                                 ENDED               JULY 31,              COMMENCED) TO
                                                              JANUARY 31,       ------------------           JULY 31,
                                                                 2005            2004       2003               2002
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.45         $ 10.35    $ 10.19            $10.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.15            0.31       0.32(a)           0.18(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.17            0.25       0.26              0.23
==========================================================================================================================
    Total from investment operations                               0.32            0.56       0.58              0.41
==========================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.15)          (0.36)     (0.40)            (0.22)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.12)          (0.10)     (0.02)               --
==========================================================================================================================
    Total distributions                                           (0.27)          (0.46)     (0.42)            (0.22)
==========================================================================================================================
Net asset value, end of period                                  $ 10.50         $ 10.45    $ 10.35            $10.19
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                    3.15%           5.45%      5.77%             4.09%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $39,594         $35,948    $30,336            $9,325
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements                  1.01%(c)        1.00%      1.00%             1.00%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements               1.53%(c)        1.57%      1.54%             3.21%(d)
==========================================================================================================================
Ratio of net investment income to average net assets               2.79%(c)        2.87%      3.07%             3.10%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                                          141%            338%       284%              215%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $38,776,071.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                        CLASS B
                                                              ------------------------------------------------------------
                                                              SIX MONTHS            YEAR ENDED           DECEMBER 31, 2001
                                                                 ENDED               JULY 31,            (DATE OPERATIONS
                                                              JANUARY 31,       ------------------         COMMENCED) TO
                                                                 2005            2004       2003           JULY 31, 2002
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.45         $ 10.35    $ 10.19            $ 10.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.11            0.22       0.24(a)            0.14(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.17            0.26       0.27               0.22
==========================================================================================================================
    Total from investment operations                               0.28            0.48       0.51               0.36
==========================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.11)          (0.29)     (0.33)             (0.17)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.12)          (0.09)     (0.02)                --
==========================================================================================================================
    Total distributions                                           (0.23)          (0.38)     (0.35)             (0.17)
==========================================================================================================================
Net asset value, end of period                                  $ 10.50         $ 10.45    $ 10.35            $ 10.19
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                    2.77%           4.67%      4.98%              3.65%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $45,401         $44,047    $47,655            $14,678
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements                  1.76%(c)        1.75%      1.75%              1.75%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements               2.18%(c)        2.22%      2.19%              3.86%(d)
==========================================================================================================================
Ratio of net investment income to average net assets               2.04%(c)        2.12%      2.32%              2.35%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                                          141%            338%       284%               215%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $45,109,996.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                       CLASS C
                                                              ----------------------------------------------------------
                                                              SIX MONTHS           YEAR ENDED          DECEMBER 31, 2001
                                                                 ENDED              JULY 31,           (DATE OPERATIONS
                                                              JANUARY 31,       ----------------         COMMENCED) TO
                                                                 2005            2004      2003          JULY 31, 2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.45          $10.35    $10.19            $10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.11            0.22      0.24(a)           0.14(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.17            0.26      0.27              0.22
========================================================================================================================
    Total from investment operations                              0.28            0.48      0.51              0.36
========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.11)          (0.29)    (0.33)            (0.17)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.12)          (0.09)    (0.02)               --
========================================================================================================================
    Total distributions                                          (0.23)          (0.38)    (0.35)            (0.17)
========================================================================================================================
Net asset value, end of period                                  $10.50          $10.45    $10.35            $10.19
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                   2.77%           4.67%     4.98%             3.65%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $8,368          $8,649    $9,185            $3,045
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements                 1.76%(c)        1.75%     1.75%             1.75%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements              2.18%(c)        2.22%     2.19%             3.86%(d)
========================================================================================================================
Ratio of net investment income to average net assets              2.04%(c)        2.12%     2.32%             2.35%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                                         141%            338%      284%              215%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,239,212.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                           CLASS R
                                                              ----------------------------------
                                                                                 APRIL 30, 2004
                                                              SIX MONTHS          (DATE SALES
                                                                 ENDED           COMMENCED) TO
                                                              JANUARY 31,           JULY 31,
                                                                 2005                 2004
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.44               $10.42
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.14                 0.08
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.17                 0.02
================================================================================================
    Total from investment operations                              0.31                 0.10
================================================================================================
Less distributions:
  Dividends from net investment income                           (0.14)                  --
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.12)               (0.08)
================================================================================================
    Total distributions                                          (0.26)               (0.08)
================================================================================================
Net asset value, end of period                                  $10.49               $10.44
________________________________________________________________________________________________
================================================================================================
Total return(a)                                                   3.03%                0.92%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  273               $  108
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements                 1.26%(b)             1.25%(c)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements              1.68%(b)             1.39%(c)
================================================================================================
Ratio of net investment income to average net assets              2.54%(b)             2.62%(c)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(d)                                         141%                 338%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $202,139.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

                                                                     INSTITUTIONAL CLASS
                                                              ----------------------------------
                                                                                 APRIL 30, 2004
                                                              SIX MONTHS          (DATE SALES
                                                                 ENDED           COMMENCED) TO
                                                              JANUARY 31,           JULY 31,
                                                                 2005                 2004
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.45             $ 10.42
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.17                0.09
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.17                0.03
================================================================================================
    Total from investment operations                               0.34                0.12
================================================================================================
Less distributions:
  Dividends from net investment income                            (0.17)              (0.09)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.12)                 --
================================================================================================
    Total distributions                                           (0.29)              (0.09)
================================================================================================
Net asset value, end of period                                  $ 10.50             $ 10.45
________________________________________________________________________________________________
================================================================================================
Total return(a)                                                    3.28%               1.15%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $53,135             $13,415
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements                  0.75%(b)            0.51%(c)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements               0.84%(b)            0.63%(c)
================================================================================================
Ratio of net investment income to average net assets               3.05%(b)            3.36%(c)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(d)                                          141%                338%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $32,853,263.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and

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NOTE 12--LEGAL PROCEEDINGS (CONTINUED)

individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the

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NOTE 12--LEGAL PROCEEDINGS (CONTINUED)

United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

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